John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 8.7%
Diversified telecommunication services – 0.6%
AT&T, Inc.	1,501,923	$26,433,845
Verizon Communications, Inc.	882,862	37,044,890
		63,478,735
Entertainment – 1.3%
Electronic Arts, Inc.	51,664	6,854,263
Live Nation Entertainment, Inc. (A)	30,390	3,214,350
Netflix, Inc. (A)	90,939	55,229,983
Take-Two Interactive Software, Inc. (A)	33,229	4,934,174
The Walt Disney Company	386,212	47,256,900
Warner Brothers Discovery, Inc. (A)	468,020	4,085,815
		121,575,485
Interactive media and services – 6.0%
Alphabet, Inc., Class A (A)	1,238,350	186,904,166
Alphabet, Inc., Class C (A)	1,036,910	157,879,917
Match Group, Inc. (A)	57,048	2,069,701
Meta Platforms, Inc., Class A	462,357	224,511,312
		571,365,096
Media – 0.6%
Charter Communications, Inc., Class A (A)	20,642	5,999,184
Comcast Corp., Class A	832,009	36,067,590
Fox Corp., Class A	49,917	1,560,905
Fox Corp., Class B	28,364	811,778
News Corp., Class A	77,739	2,035,207
News Corp., Class B	24,074	651,442
Omnicom Group, Inc.	42,313	4,094,206
Paramount Global, Class B	101,798	1,198,162
The Interpublic Group of Companies, Inc.	78,829	2,572,190
		54,990,664
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	109,580	17,885,648
		829,295,628
Consumer discretionary – 10.0%
Automobile components – 0.1%
Aptiv PLC (A)	58,075	4,625,674
BorgWarner, Inc.	47,743	1,658,592
		6,284,266
Automobiles – 1.3%
Ford Motor Company	825,999	10,969,267
General Motors Company	242,340	10,990,119
Tesla, Inc. (A)	582,304	102,363,220
		124,322,606
Broadline retail – 3.7%
Amazon.com, Inc. (A)	1,920,885	346,489,236
eBay, Inc.	110,933	5,855,044
Etsy, Inc. (A)	25,524	1,754,009
		354,098,289
Distributors – 0.1%
Genuine Parts Company	29,082	4,505,674
LKQ Corp.	57,961	3,095,697
Pool Corp.	7,981	3,220,334
		10,821,705
Hotels, restaurants and leisure – 2.0%
Airbnb, Inc., Class A (A)	91,458	15,086,912
Booking Holdings, Inc.	7,337	26,617,756
Caesars Entertainment, Inc. (A)	43,225	1,890,662
Carnival Corp. (A)	208,498	3,406,857
Chipotle Mexican Grill, Inc. (A)	5,769	16,769,156
Darden Restaurants, Inc.	24,711	4,130,444
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Domino's Pizza, Inc.	7,234	$3,594,430
Expedia Group, Inc. (A)	27,593	3,800,936
Hilton Worldwide Holdings, Inc.	52,779	11,258,288
Las Vegas Sands Corp.	77,894	4,027,120
Marriott International, Inc., Class A	52,026	13,126,680
McDonald's Corp.	152,370	42,960,722
MGM Resorts International (A)	57,206	2,700,695
Norwegian Cruise Line Holdings, Ltd. (A)	94,115	1,969,827
Royal Caribbean Cruises, Ltd. (A)	49,856	6,930,483
Starbucks Corp.	238,032	21,753,744
Wynn Resorts, Ltd.	19,273	1,970,279
Yum! Brands, Inc.	59,319	8,224,579
		190,219,570
Household durables – 0.4%
D.R. Horton, Inc.	62,456	10,277,135
Garmin, Ltd.	31,837	4,739,574
Lennar Corp., Class A	51,815	8,911,144
Mohawk Industries, Inc. (A)	10,631	1,391,492
NVR, Inc. (A)	687	5,564,673
PulteGroup, Inc.	44,644	5,384,959
		36,268,977
Leisure products – 0.0%
Hasbro, Inc.	26,168	1,479,015
Specialty retail – 2.0%
AutoZone, Inc. (A)	3,616	11,396,366
Bath & Body Works, Inc.	46,024	2,302,120
Best Buy Company, Inc.	40,399	3,313,930
CarMax, Inc. (A)	34,276	2,985,782
Lowe's Companies, Inc.	120,594	30,718,910
O'Reilly Automotive, Inc. (A)	12,465	14,071,489
Ross Stores, Inc.	71,129	10,438,892
The Home Depot, Inc.	209,072	80,200,019
The TJX Companies, Inc.	240,164	24,357,433
Tractor Supply Company	22,804	5,968,263
Ulta Beauty, Inc. (A)	10,181	5,323,441
		191,076,645
Textiles, apparel and luxury goods – 0.4%
Deckers Outdoor Corp. (A)	5,378	5,062,096
Lululemon Athletica, Inc. (A)	24,201	9,454,121
NIKE, Inc., Class B	255,383	24,000,894
Ralph Lauren Corp.	8,648	1,623,748
Tapestry, Inc.	47,507	2,255,632
VF Corp.	66,571	1,021,199
		43,417,690
		957,988,763
Consumer staples – 5.8%
Beverages – 1.4%
Brown-Forman Corp., Class B	36,859	1,902,662
Constellation Brands, Inc., Class A	34,078	9,261,037
Keurig Dr. Pepper, Inc.	218,497	6,701,303
Molson Coors Beverage Company, Class B	37,938	2,551,331
Monster Beverage Corp. (A)	155,586	9,223,138
PepsiCo, Inc.	288,814	50,545,338
The Coca-Cola Company	816,944	49,980,634
		130,165,443
Consumer staples distribution and retail – 1.8%
Costco Wholesale Corp.	93,200	68,281,116
Dollar General Corp.	46,152	7,202,481
Dollar Tree, Inc. (A)	43,043	5,731,175
Sysco Corp.	103,750	8,422,425
Target Corp.	96,890	17,169,877

1

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
The Kroger Company	139,979	$7,997,000
Walgreens Boots Alliance, Inc.	154,719	3,355,855
Walmart, Inc.	900,719	54,196,262
		172,356,191
Food products – 0.8%
Archer-Daniels-Midland Company	112,105	7,041,315
Bunge Global SA	30,477	3,124,502
Campbell Soup Company	40,598	1,804,581
Conagra Brands, Inc.	98,539	2,920,696
General Mills, Inc.	119,303	8,347,631
Hormel Foods Corp.	58,343	2,035,587
Kellanova	53,996	3,093,431
Lamb Weston Holdings, Inc.	30,263	3,223,917
McCormick & Company, Inc.	54,062	4,152,502
Mondelez International, Inc., Class A	282,913	19,803,910
The Hershey Company	31,565	6,139,393
The J.M. Smucker Company	22,435	2,823,893
The Kraft Heinz Company	167,615	6,184,994
Tyson Foods, Inc., Class A	61,645	3,620,411
		74,316,763
Household products – 1.2%
Church & Dwight Company, Inc.	52,281	5,453,431
Colgate-Palmolive Company	173,121	15,589,546
Kimberly-Clark Corp.	71,005	9,184,497
The Clorox Company	26,539	4,063,386
The Procter & Gamble Company	494,633	80,254,204
		114,545,064
Personal care products – 0.1%
Kenvue, Inc.	363,186	7,793,972
The Estee Lauder Companies, Inc., Class A	49,028	7,557,666
		15,351,638
Tobacco – 0.5%
Altria Group, Inc.	371,639	16,210,893
Philip Morris International, Inc.	326,105	29,877,740
		46,088,633
		552,823,732
Energy – 3.8%
Energy equipment and services – 0.3%
Baker Hughes Company	211,235	7,076,373
Halliburton Company	185,026	7,293,725
Schlumberger, Ltd.	299,662	16,424,474
		30,794,572
Oil, gas and consumable fuels – 3.5%
APA Corp.	61,418	2,111,551
Chevron Corp.	364,260	57,458,372
ConocoPhillips	247,125	31,454,070
Coterra Energy, Inc.	161,099	4,491,440
Devon Energy Corp.	135,178	6,783,232
Diamondback Energy, Inc.	37,798	7,490,430
EOG Resources, Inc.	122,699	15,685,840
EQT Corp.	86,684	3,213,376
Exxon Mobil Corp.	834,088	96,954,389
Hess Corp.	58,291	8,897,538
Kinder Morgan, Inc.	407,700	7,477,218
Marathon Oil Corp.	122,835	3,481,144
Marathon Petroleum Corp.	77,101	15,535,852
Occidental Petroleum Corp.	138,973	9,031,855
ONEOK, Inc.	122,606	9,829,323
Phillips 66	90,207	14,734,411
Pioneer Natural Resources Company	49,047	12,874,838
Targa Resources Corp.	47,383	5,306,422
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	255,987	$9,975,813
Valero Energy Corp.	71,592	12,220,038
		335,007,152
		365,801,724
Financials – 12.8%
Banks – 3.3%
Bank of America Corp.	1,445,975	54,831,372
Citigroup, Inc.	399,077	25,237,629
Citizens Financial Group, Inc.	99,705	3,618,294
Comerica, Inc.	26,372	1,450,196
Fifth Third Bancorp	141,001	5,246,647
Huntington Bancshares, Inc.	310,931	4,337,487
JPMorgan Chase & Co.	608,022	121,786,807
KeyCorp	193,656	3,061,701
M&T Bank Corp.	34,330	4,992,955
Regions Financial Corp.	197,756	4,160,786
The PNC Financial Services Group, Inc.	83,879	13,554,846
Truist Financial Corp.	280,763	10,944,142
U.S. Bancorp	327,467	14,637,775
Wells Fargo & Company	756,351	43,838,104
		311,698,741
Capital markets – 2.7%
Ameriprise Financial, Inc.	21,046	9,227,408
BlackRock, Inc.	29,335	24,456,590
Cboe Global Markets, Inc.	21,783	4,002,191
CME Group, Inc.	75,512	16,256,978
FactSet Research Systems, Inc.	8,198	3,725,089
Franklin Resources, Inc.	63,812	1,793,755
Intercontinental Exchange, Inc.	120,046	16,497,922
Invesco, Ltd.	91,704	1,521,369
MarketAxess Holdings, Inc.	7,588	1,663,669
Moody's Corp.	33,015	12,975,885
Morgan Stanley	263,241	24,786,773
MSCI, Inc.	16,610	9,309,075
Nasdaq, Inc.	72,745	4,590,210
Northern Trust Corp.	42,787	3,804,620
Raymond James Financial, Inc.	40,042	5,142,194
S&P Global, Inc.	67,520	28,726,384
State Street Corp.	64,676	5,000,748
T. Rowe Price Group, Inc.	46,362	5,652,455
The Bank of New York Mellon Corp.	159,771	9,206,005
The Blackstone Group, Inc.	151,299	19,876,150
The Charles Schwab Corp.	312,515	22,607,335
The Goldman Sachs Group, Inc.	68,456	28,593,387
		259,416,192
Consumer finance – 0.5%
American Express Company	120,018	27,326,898
Capital One Financial Corp.	79,996	11,910,604
Discover Financial Services	52,523	6,885,240
Synchrony Financial	83,854	3,615,784
		49,738,526
Financial services – 4.2%
Berkshire Hathaway, Inc., Class B (A)	382,398	160,806,007
Corpay, Inc. (A)	15,122	4,665,742
Fidelity National Information Services, Inc.	124,533	9,237,858
Fiserv, Inc. (A)	125,921	20,124,694
Global Payments, Inc.	54,734	7,315,746
Jack Henry & Associates, Inc.	15,745	2,735,379
Mastercard, Inc., Class A	173,359	83,484,494
PayPal Holdings, Inc. (A)	226,518	15,174,441

2

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Visa, Inc., Class A	332,357	$92,754,192
		396,298,553
Insurance – 2.1%
Aflac, Inc.	110,325	9,472,505
American International Group, Inc.	148,119	11,578,462
Aon PLC, Class A	42,062	14,036,931
Arch Capital Group, Ltd. (A)	78,397	7,247,019
Arthur J. Gallagher & Company	45,228	11,308,809
Assurant, Inc.	10,727	2,019,250
Brown & Brown, Inc.	48,417	4,238,424
Chubb, Ltd.	85,519	22,160,538
Cincinnati Financial Corp.	33,625	4,175,216
Everest Group, Ltd.	9,314	3,702,315
Globe Life, Inc.	18,268	2,125,847
Loews Corp.	37,763	2,956,465
Marsh & McLennan Companies, Inc.	103,283	21,274,232
MetLife, Inc.	128,710	9,538,698
Principal Financial Group, Inc.	46,973	4,054,240
Prudential Financial, Inc.	75,815	8,900,681
The Allstate Corp.	55,022	9,519,356
The Hartford Financial Services Group, Inc.	62,279	6,417,851
The Progressive Corp.	122,901	25,418,385
The Travelers Companies, Inc.	47,947	11,034,523
W.R. Berkley Corp.	43,307	3,830,071
Willis Towers Watson PLC	21,567	5,930,925
		200,940,743
		1,218,092,755
Health care – 12.1%
Biotechnology – 1.9%
AbbVie, Inc.	370,674	67,499,735
Amgen, Inc.	112,368	31,948,470
Biogen, Inc. (A)	30,493	6,575,206
Gilead Sciences, Inc.	261,639	19,165,057
Incyte Corp. (A)	38,006	2,165,202
Moderna, Inc. (A)	70,109	7,470,815
Regeneron Pharmaceuticals, Inc. (A)	22,207	21,374,015
Vertex Pharmaceuticals, Inc. (A)	54,124	22,624,373
		178,822,873
Health care equipment and supplies – 2.5%
Abbott Laboratories	364,269	41,402,815
Align Technology, Inc. (A)	14,682	4,814,521
Baxter International, Inc.	108,142	4,621,989
Becton, Dickinson and Company	60,888	15,066,736
Boston Scientific Corp. (A)	307,210	21,040,813
Dentsply Sirona, Inc.	43,433	1,441,541
DexCom, Inc. (A)	81,185	11,260,360
Edwards Lifesciences Corp. (A)	127,558	12,189,442
GE HealthCare Technologies, Inc.	85,190	7,744,623
Hologic, Inc. (A)	50,328	3,923,571
IDEXX Laboratories, Inc. (A)	17,471	9,433,117
Insulet Corp. (A)	15,157	2,597,910
Intuitive Surgical, Inc. (A)	73,941	29,509,114
Medtronic PLC	279,244	24,336,115
ResMed, Inc.	30,654	6,070,412
STERIS PLC	20,587	4,628,369
Stryker Corp.	70,971	25,398,392
Teleflex, Inc.	10,276	2,324,123
The Cooper Companies, Inc.	40,805	4,140,075
Zimmer Biomet Holdings, Inc.	44,410	5,861,232
		237,805,270
Health care providers and services – 2.5%
Cardinal Health, Inc.	50,724	5,676,016
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Cencora, Inc.	34,911	$8,483,024
Centene Corp. (A)	112,842	8,855,840
CVS Health Corp.	264,338	21,083,599
DaVita, Inc. (A)	11,227	1,549,887
Elevance Health, Inc.	49,301	25,564,541
HCA Healthcare, Inc.	41,657	13,893,859
Henry Schein, Inc. (A)	27,440	2,072,269
Humana, Inc.	25,857	8,965,139
Laboratory Corp. of America Holdings	18,224	3,981,215
McKesson Corp.	27,561	14,796,123
Molina Healthcare, Inc. (A)	11,914	4,894,629
Quest Diagnostics, Inc.	22,871	3,044,359
The Cigna Group	61,435	22,312,578
UnitedHealth Group, Inc.	194,496	96,217,171
Universal Health Services, Inc., Class B	13,093	2,388,949
		243,779,198
Life sciences tools and services – 1.4%
Agilent Technologies, Inc.	62,080	9,033,261
Bio-Rad Laboratories, Inc., Class A (A)	4,320	1,494,158
Bio-Techne Corp.	34,148	2,403,678
Charles River Laboratories International, Inc. (A)	10,951	2,967,173
Danaher Corp.	138,090	34,483,835
Illumina, Inc. (A)	32,843	4,510,001
IQVIA Holdings, Inc. (A)	38,481	9,731,460
Mettler-Toledo International, Inc. (A)	4,498	5,988,142
Revvity, Inc.	25,446	2,671,830
Thermo Fisher Scientific, Inc.	81,131	47,154,149
Waters Corp. (A)	12,589	4,333,511
West Pharmaceutical Services, Inc.	15,620	6,180,990
		130,952,188
Pharmaceuticals – 3.8%
Bristol-Myers Squibb Company	428,064	23,213,911
Catalent, Inc. (A)	39,346	2,221,082
Eli Lilly & Company	167,481	130,293,519
Johnson & Johnson	506,502	80,123,551
Merck & Company, Inc.	532,091	70,209,407
Pfizer, Inc.	1,186,028	32,912,277
Viatris, Inc.	244,448	2,918,709
Zoetis, Inc.	96,505	16,329,611
		358,222,067
		1,149,581,596
Industrials – 8.6%
Aerospace and defense – 1.4%
Axon Enterprise, Inc. (A)	14,968	4,683,188
General Dynamics Corp.	47,541	13,429,857
Howmet Aerospace, Inc.	81,497	5,576,840
Huntington Ingalls Industries, Inc.	8,053	2,347,208
L3Harris Technologies, Inc.	39,951	8,513,558
Lockheed Martin Corp.	45,177	20,549,662
Northrop Grumman Corp.	29,811	14,269,333
RTX Corp.	278,862	27,197,411
Textron, Inc.	40,372	3,872,886
The Boeing Company (A)	120,563	23,267,453
TransDigm Group, Inc.	11,646	14,343,214
		138,050,610
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	23,622	1,798,579
Expeditors International of Washington, Inc.	30,470	3,704,238
FedEx Corp.	48,693	14,108,310

3

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	152,194	$22,620,594
		42,231,721
Building products – 0.5%
A.O. Smith Corp.	25,900	2,317,014
Allegion PLC	17,708	2,385,445
Builders FirstSource, Inc. (A)	26,054	5,433,562
Carrier Global Corp.	176,417	10,255,120
Johnson Controls International PLC	143,532	9,375,510
Masco Corp.	45,463	3,586,121
Trane Technologies PLC	48,051	14,424,910
		47,777,682
Commercial services and supplies – 0.6%
Cintas Corp.	18,158	12,475,091
Copart, Inc. (A)	183,486	10,627,509
Republic Services, Inc.	42,889	8,210,670
Rollins, Inc.	59,060	2,732,706
Veralto Corp.	45,500	4,034,030
Waste Management, Inc.	76,775	16,364,591
		54,444,597
Construction and engineering – 0.1%
Quanta Services, Inc.	30,081	7,815,044
Electrical equipment – 0.7%
AMETEK, Inc.	48,455	8,862,420
Eaton Corp. PLC	83,831	26,212,277
Emerson Electric Company	119,684	13,574,559
Generac Holdings, Inc. (A)	12,868	1,623,170
Hubbell, Inc.	11,189	4,643,994
Rockwell Automation, Inc.	24,127	7,028,919
		61,945,339
Ground transportation – 1.1%
CSX Corp.	415,663	15,408,627
JB Hunt Transport Services, Inc.	16,742	3,335,844
Norfolk Southern Corp.	47,581	12,126,969
Old Dominion Freight Line, Inc.	37,718	8,271,935
Uber Technologies, Inc. (A)	432,339	33,285,780
Union Pacific Corp.	128,055	31,492,566
		103,921,721
Industrial conglomerates – 0.8%
3M Company	116,013	12,305,499
General Electric Company	228,533	40,114,397
Honeywell International, Inc.	138,292	28,384,433
		80,804,329
Machinery – 1.8%
Caterpillar, Inc.	107,175	39,272,135
Cummins, Inc.	29,858	8,797,660
Deere & Company	54,625	22,436,673
Dover Corp.	29,688	5,260,417
Fortive Corp.	73,073	6,285,739
IDEX Corp.	15,651	3,819,157
Illinois Tool Works, Inc.	57,365	15,392,750
Ingersoll Rand, Inc.	84,938	8,064,863
Nordson Corp.	11,585	3,180,546
Otis Worldwide Corp.	85,763	8,513,693
PACCAR, Inc.	110,078	13,637,563
Parker-Hannifin Corp.	26,965	14,986,877
Pentair PLC	34,561	2,952,892
Snap-on, Inc.	11,356	3,363,874
Stanley Black & Decker, Inc.	31,464	3,081,270
Wabtec Corp.	37,945	5,527,828
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Xylem, Inc.	50,953	$6,585,166
		171,159,103
Passenger airlines – 0.2%
American Airlines Group, Inc. (A)	144,014	2,210,615
Delta Air Lines, Inc.	132,778	6,356,083
Southwest Airlines Company	128,158	3,740,932
United Airlines Holdings, Inc. (A)	67,626	3,237,933
		15,545,563
Professional services – 0.7%
Automatic Data Processing, Inc.	86,298	21,552,063
Broadridge Financial Solutions, Inc.	24,920	5,105,111
Dayforce, Inc. (A)	31,752	2,102,300
Equifax, Inc.	25,896	6,927,698
Jacobs Solutions, Inc.	26,934	4,140,564
Leidos Holdings, Inc.	28,364	3,718,237
Paychex, Inc.	67,471	8,285,439
Paycom Software, Inc.	9,799	1,950,099
Robert Half, Inc.	22,088	1,751,137
Verisk Analytics, Inc.	30,448	7,177,507
		62,710,155
Trading companies and distributors – 0.3%
Fastenal Company	120,060	9,261,428
United Rentals, Inc.	14,253	10,277,981
W.W. Grainger, Inc.	9,284	9,444,613
		28,984,022
		815,389,886
Information technology – 28.7%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	52,969	15,359,951
Cisco Systems, Inc.	854,424	42,644,302
F5, Inc. (A)	12,007	2,276,407
Juniper Networks, Inc.	70,014	2,594,719
Motorola Solutions, Inc.	34,886	12,383,832
		75,259,211
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	125,259	14,448,626
CDW Corp.	28,406	7,265,687
Corning, Inc.	163,784	5,398,321
Jabil, Inc.	26,885	3,601,246
Keysight Technologies, Inc. (A)	36,597	5,723,039
TE Connectivity, Ltd.	65,111	9,456,722
Teledyne Technologies, Inc. (A)	10,038	4,309,514
Trimble, Inc. (A)	52,802	3,398,337
Zebra Technologies Corp., Class A (A)	10,441	3,147,335
		56,748,827
IT services – 1.1%
Accenture PLC, Class A	131,742	45,663,095
Akamai Technologies, Inc. (A)	30,888	3,359,379
Cognizant Technology Solutions Corp., Class A	105,641	7,742,429
EPAM Systems, Inc. (A)	11,855	3,273,877
Gartner, Inc. (A)	16,479	7,855,045
IBM Corp.	192,525	36,764,574
VeriSign, Inc. (A)	18,144	3,438,469
		108,096,868
Semiconductors and semiconductor equipment – 10.0%
Advanced Micro Devices, Inc. (A)	339,306	61,241,340
Analog Devices, Inc.	104,594	20,687,647
Applied Materials, Inc.	174,844	36,058,078
Broadcom, Inc.	92,483	122,577,893
Enphase Energy, Inc. (A)	28,135	3,403,772
First Solar, Inc. (A)	22,764	3,842,563

4

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Intel Corp.	889,745	$39,300,037
KLA Corp.	28,561	19,951,858
Lam Research Corp.	27,489	26,707,488
Microchip Technology, Inc.	113,684	10,198,592
Micron Technology, Inc.	232,569	27,417,559
Monolithic Power Systems, Inc.	10,072	6,822,974
NVIDIA Corp.	519,081	469,020,828
NXP Semiconductors NV	54,135	13,413,029
ON Semiconductor Corp. (A)	90,555	6,660,320
Qorvo, Inc. (A)	19,929	2,288,447
Qualcomm, Inc.	234,785	39,749,101
Skyworks Solutions, Inc.	32,934	3,567,411
Teradyne, Inc.	31,606	3,566,105
Texas Instruments, Inc.	190,623	33,208,433
		949,683,475
Software – 10.4%
Adobe, Inc. (A)	94,974	47,923,880
ANSYS, Inc. (A)	18,391	6,384,620
Autodesk, Inc. (A)	44,916	11,697,025
Cadence Design Systems, Inc. (A)	57,132	17,784,049
Fair Isaac Corp. (A)	5,259	6,571,699
Fortinet, Inc. (A)	134,532	9,189,881
Gen Digital, Inc.	119,359	2,673,642
Intuit, Inc.	58,845	38,249,250
Microsoft Corp.	1,561,437	656,927,768
Oracle Corp.	335,105	42,092,539
Palo Alto Networks, Inc. (A)	66,274	18,830,432
PTC, Inc. (A)	25,535	4,824,583
Roper Technologies, Inc.	22,396	12,560,573
Salesforce, Inc.	203,393	61,257,904
ServiceNow, Inc. (A)	43,044	32,816,746
Synopsys, Inc. (A)	31,922	18,243,423
Tyler Technologies, Inc. (A)	8,986	3,819,140
		991,847,154
Technology hardware, storage and peripherals – 5.8%
Apple, Inc.	3,050,300	523,065,444
Hewlett Packard Enterprise Company	276,954	4,910,394
HP, Inc.	183,648	5,549,843
NetApp, Inc.	43,319	4,547,195
Seagate Technology Holdings PLC	40,232	3,743,588
Super Micro Computer, Inc. (A)	10,230	10,332,607
Western Digital Corp. (A)	68,228	4,655,879
		556,804,950
		2,738,440,485
Materials – 2.3%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	46,605	11,290,993
Albemarle Corp.	25,390	3,344,879
Celanese Corp.	20,658	3,550,284
CF Industries Holdings, Inc.	39,411	3,279,389
Corteva, Inc.	147,039	8,479,739
Dow, Inc.	146,860	8,507,600
DuPont de Nemours, Inc.	89,589	6,868,789
Eastman Chemical Company	24,757	2,481,147
Ecolab, Inc.	53,101	12,261,021
FMC Corp.	25,392	1,617,470
International Flavors & Fragrances, Inc.	54,559	4,691,528
Linde PLC	102,085	47,400,107
LyondellBasell Industries NV, Class A	53,969	5,519,949
PPG Industries, Inc.	49,272	7,139,513
The Mosaic Company	71,229	2,312,093
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	49,396	$17,156,713
		145,901,214
Construction materials – 0.2%
Martin Marietta Materials, Inc.	13,084	8,032,791
Vulcan Materials Company	27,905	7,615,833
		15,648,624
Containers and packaging – 0.2%
Amcor PLC	302,948	2,881,035
Avery Dennison Corp.	17,229	3,846,374
Ball Corp.	67,586	4,552,593
International Paper Company	70,224	2,740,140
Packaging Corp. of America	18,795	3,566,915
Westrock Company	55,147	2,727,019
		20,314,076
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	301,706	14,186,216
Newmont Corp.	242,400	8,687,616
Nucor Corp.	51,842	10,259,532
Steel Dynamics, Inc.	32,416	4,805,024
		37,938,388
		219,802,302
Real estate – 2.2%
Health care REITs – 0.2%
Healthpeak Properties, Inc.	149,164	2,796,825
Ventas, Inc.	85,724	3,732,423
Welltower, Inc.	116,234	10,860,905
		17,390,153
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	152,870	3,161,352
Industrial REITs – 0.2%
Prologis, Inc.	194,097	25,275,311
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	33,486	4,316,680
Boston Properties, Inc.	29,576	1,931,609
		6,248,289
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	62,854	6,111,923
CoStar Group, Inc. (A)	85,811	8,289,343
		14,401,266
Residential REITs – 0.3%
AvalonBay Communities, Inc.	29,344	5,445,073
Camden Property Trust	23,219	2,284,750
Equity Residential	71,650	4,521,832
Essex Property Trust, Inc.	13,881	3,398,208
Invitation Homes, Inc.	118,866	4,232,818
Mid-America Apartment Communities, Inc.	24,239	3,189,368
UDR, Inc.	65,730	2,458,959
		25,531,008
Retail REITs – 0.3%
Federal Realty Investment Trust	14,679	1,499,019
Kimco Realty Corp.	136,279	2,672,431
Realty Income Corp.	174,295	9,429,360
Regency Centers Corp.	33,451	2,025,793
Simon Property Group, Inc.	68,578	10,731,771
		26,358,374
Specialized REITs – 1.0%
American Tower Corp.	97,917	19,347,420
Crown Castle, Inc.	91,188	9,650,426
Digital Realty Trust, Inc.	63,658	9,169,298
Equinix, Inc.	19,714	16,270,556

5

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Extra Space Storage, Inc.	44,495	$6,540,765
Iron Mountain, Inc.	62,270	4,994,677
Public Storage	33,227	9,637,824
SBA Communications Corp.	22,683	4,915,406
VICI Properties, Inc.	217,429	6,477,210
Weyerhaeuser Company	154,513	5,548,562
		92,552,144
		210,917,897
Utilities – 2.1%
Electric utilities – 1.4%
Alliant Energy Corp.	55,250	2,784,600
American Electric Power Company, Inc.	110,110	9,480,471
Constellation Energy Corp.	67,069	12,397,705
Duke Energy Corp.	161,336	15,602,805
Edison International	80,489	5,692,987
Entergy Corp.	44,993	4,754,860
Evergy, Inc.	49,811	2,658,911
Eversource Energy	72,426	4,328,902
Exelon Corp.	208,811	7,845,029
FirstEnergy Corp.	106,922	4,129,328
NextEra Energy, Inc.	430,692	27,525,526
NRG Energy, Inc.	47,404	3,208,777
PG&E Corp.	448,540	7,517,530
Pinnacle West Capital Corp.	22,789	1,703,022
PPL Corp.	157,541	4,337,104
The Southern Company	228,249	16,374,583
Xcel Energy, Inc.	116,163	6,243,761
		136,585,901
Gas utilities – 0.0%
Atmos Energy Corp.	32,243	3,832,725
Independent power and renewable electricity producers – 0.0%
The AES Corp.	135,968	2,437,906
Multi-utilities – 0.6%
Ameren Corp.	56,393	4,170,826
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	135,148	$3,850,367
CMS Energy Corp.	62,658	3,780,784
Consolidated Edison, Inc.	72,524	6,585,904
Dominion Energy, Inc.	175,464	8,631,074
DTE Energy Company	43,818	4,913,751
NiSource, Inc.	84,147	2,327,506
Public Service Enterprise Group, Inc.	104,426	6,973,568
Sempra	131,422	9,440,042
WEC Energy Group, Inc.	66,452	5,457,038
		56,130,860
Water utilities – 0.1%
American Water Works Company, Inc.	41,050	5,016,721
		204,004,113
TOTAL COMMON STOCKS (Cost $3,273,583,362)		$9,262,138,881
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 2.8%
John Hancock Collateral Trust, 5.2975% (B)(C)	26,409,859	264,029,924
TOTAL SHORT-TERM INVESTMENTS (Cost $264,114,969)		$264,029,924
Total Investments (500 Index Trust) (Cost $3,537,698,331) – 99.9%		$9,526,168,805
Other assets and liabilities, net – 0.1%		6,039,755
TOTAL NET ASSETS – 100.0%		$9,532,208,560
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	1,091	Long	Jun 2024	$285,141,350	$289,578,675	$4,437,325
						$4,437,325

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 52.2%
U.S. Government – 18.8%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$1,022,891
1.625%, 11/15/2050	6,500,000	3,671,230
1.875%, 02/15/2041	6,000,000	4,182,891
2.000%, 08/15/2051	3,000,000	1,858,711
2.250%, 05/15/2041 to 02/15/2052	3,389,000	2,472,358
Active Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
2.500%, 02/15/2045	$7,566,000	$5,532,342
3.000%, 02/15/2047 to 08/15/2052	7,248,000	5,663,874
3.375%, 08/15/2042 to 11/15/2048	5,217,000	4,465,150
3.625%, 02/15/2053	574,000	504,044
3.875%, 05/15/2043	560,000	516,841

6

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
4.000%, 11/15/2042		$4,927,000	$4,641,003
4.500%, 02/15/2044		6,483,000	6,518,454
4.750%, 11/15/2043 to 11/15/2053		19,672,000	20,679,752
U.S. Treasury Notes
1.375%, 11/15/2031		4,000,000	3,267,188
1.625%, 05/15/2031		1,590,000	1,339,948
3.875%, 08/15/2033		5,180,000	5,042,406
4.000%, 01/31/2031 to 02/15/2034		13,904,000	13,681,505
4.250%, 02/28/2029 to 02/28/2031		18,199,000	18,228,203
			103,288,791
U.S. Government Agency – 33.4%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036		706,030	629,479
2.500%, 08/01/2051 to 12/01/2051		1,655,019	1,388,517
3.000%, 03/01/2043 to 02/01/2052		5,264,808	4,642,035
3.500%, 10/01/2046 to 07/01/2052		14,550,765	13,217,355
4.000%, 01/01/2041 to 04/01/2053		8,755,220	8,160,913
4.500%, 12/01/2037 to 08/01/2053		15,260,244	14,696,242
5.000%, 09/01/2052 to 09/01/2053		14,511,573	14,215,721
5.500%, 09/01/2052 to 07/01/2053		4,693,499	4,707,774
Federal National Mortgage Association
2.000%, 04/01/2037 to 12/01/2050		3,355,666	2,752,200
2.500%, 01/01/2036 to 03/01/2052		8,145,122	6,880,025
3.000%, 01/01/2043 to 03/01/2052		28,389,830	24,816,381
3.500%, 06/01/2042 to 08/01/2052		21,572,331	19,564,563
4.000%, 10/01/2025 to 07/01/2052		23,684,646	22,191,793
4.500%, 11/01/2037 to 08/01/2053		20,729,254	19,912,586
5.000%, 12/01/2034 to 05/01/2053		21,261,996	20,912,309
5.500%, 09/01/2034 to 12/01/2052		3,593,675	3,630,819
5.858%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.605%), 08/01/2034 (A)		104,786	106,706
6.000%, 05/01/2035 to 02/01/2036		732,742	755,966
6.372%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 2.122%), 07/01/2033 (A)		10,246	10,451
7.000%, 09/01/2031 to 06/01/2032		57,820	60,140
7.500%, 09/01/2029 to 05/01/2031		6,684	6,962
Government National Mortgage Association
4.000%, 02/15/2041		677,929	647,551
5.000%, 04/15/2035		91,281	90,808
5.500%, 03/15/2035		40,756	41,328
6.000%, 03/15/2033 to 06/15/2033		75,588	77,003
6.500%, 09/15/2028 to 08/15/2031		10,023	10,193
7.000%, 04/15/2029		14,208	14,458
8.000%, 10/15/2026		5,835	5,919
			184,146,197
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $308,283,962)			$287,434,988
FOREIGN GOVERNMENT OBLIGATIONS – 0.0%
Argentina – 0.0%
Republic of Argentina, GDP-Linked Note 7.821%, 12/15/2035 (B)*	ARS	19,532,033	1,617
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $0)			$1,617
CORPORATE BONDS – 36.2%
Communication services – 2.7%
C&W Senior Finance, Ltd. 6.875%, 09/15/2027 (C)		$251,000	237,042
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	327,749
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC (continued)
4.200%, 03/15/2028	$986,000	$929,333
5.750%, 04/01/2048	1,111,000	935,578
6.384%, 10/23/2035	781,000	771,845
Connect Finco SARL 6.750%, 10/01/2026 (C)	260,000	254,872
GCI LLC 4.750%, 10/15/2028 (C)	486,000	445,616
Match Group Holdings II LLC
3.625%, 10/01/2031 (C)	81,000	68,830
4.125%, 08/01/2030 (C)	189,000	168,161
Millicom International Cellular SA
6.250%, 03/25/2029 (C)	394,200	384,967
7.375%, 04/02/2032 (C)	200,000	200,000
Netflix, Inc.
4.875%, 04/15/2028	803,000	801,873
5.375%, 11/15/2029 (C)	80,000	81,639
5.875%, 11/15/2028	779,000	809,792
News Corp. 3.875%, 05/15/2029 (C)	403,000	368,524
Paramount Global
4.200%, 05/19/2032	190,000	157,843
4.375%, 03/15/2043	831,000	563,945
4.950%, 05/19/2050	761,000	540,986
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (C)	148,000	135,401
5.000%, 08/01/2027 (C)	643,000	618,619
Telesat Canada 5.625%, 12/06/2026 (C)	112,000	56,000
T-Mobile USA, Inc.
3.375%, 04/15/2029	579,000	535,477
3.875%, 04/15/2030	1,893,000	1,773,329
4.500%, 04/15/2050	300,000	260,040
Total Play Telecomunicaciones SA de CV 6.375%, 09/20/2028 (C)	278,000	136,551
Vodafone Group PLC
5.625%, 02/10/2053	333,000	330,948
7.000%, (7.000% to 4-4-29, then 5 Year U.S. Swap Rate + 4.873% to 4-4-49, then 5 Year U.S. Swap Rate + 5.623%), 04/04/2079	452,000	466,233
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032	497,000	443,940
5.050%, 03/15/2042	268,000	230,344
5.141%, 03/15/2052	1,462,000	1,213,456
WMG Acquisition Corp. 3.875%, 07/15/2030 (C)	120,000	106,317
Zayo Group Holdings, Inc. 4.000%, 03/01/2027 (C)(D)	364,000	299,624
		14,654,874
Consumer discretionary – 3.5%
Amer Sports Company 6.750%, 02/16/2031 (C)	119,000	118,697
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (C)	128,000	118,122
4.750%, 03/01/2030	388,000	357,336
AutoNation, Inc. 4.750%, 06/01/2030	736,000	706,686
Booking Holdings, Inc. 4.625%, 04/13/2030	569,000	561,975
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (C)	94,000	85,270

7

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Brunswick Corp. 5.850%, 03/18/2029	$222,000	$224,411
Caesars Entertainment, Inc. 6.500%, 02/15/2032 (C)	234,000	236,061
CCM Merger, Inc. 6.375%, 05/01/2026 (C)	89,000	88,917
Century Communities, Inc. 3.875%, 08/15/2029 (C)	189,000	170,164
Dealer Tire LLC 8.000%, 02/01/2028 (C)	257,000	255,825
Ford Motor Company
3.250%, 02/12/2032	395,000	328,563
6.100%, 08/19/2032	562,000	569,483
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,016,000	907,138
5.113%, 05/03/2029	897,000	870,830
5.800%, 03/08/2029	337,000	338,341
6.800%, 05/12/2028	1,580,000	1,641,444
Full House Resorts, Inc. 8.250%, 02/15/2028 (C)	134,000	128,056
GEMS MENASA Cayman, Ltd. 7.125%, 07/31/2026 (C)	220,000	220,329
General Motors Company 5.400%, 04/01/2048	272,000	249,440
General Motors Financial Company, Inc.
2.400%, 10/15/2028	1,305,000	1,154,937
3.600%, 06/21/2030	1,625,000	1,466,894
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (C)	140,000	129,030
Hilton Grand Vacations Borrower Escrow LLC
5.000%, 06/01/2029 (C)	436,000	406,614
6.625%, 01/15/2032 (C)	454,000	455,833
Hyundai Capital America
2.375%, 10/15/2027 (C)	156,000	141,430
5.300%, 01/08/2029 (C)	262,000	262,347
5.680%, 06/26/2028 (C)	538,000	545,418
Jacobs Entertainment, Inc. 6.750%, 02/15/2029 (C)	104,000	101,028
KB Home 4.000%, 06/15/2031	215,000	190,582
Kohl's Corp. 4.625%, 05/01/2031	236,000	198,600
Lithia Motors, Inc.
3.875%, 06/01/2029 (C)	351,000	316,323
4.375%, 01/15/2031 (C)	196,000	175,562
4.625%, 12/15/2027 (C)	50,000	48,020
Macy's Retail Holdings LLC
5.875%, 04/01/2029 to 03/15/2030 (C)	643,000	627,145
6.125%, 03/15/2032 (C)	365,000	353,790
MDC Holdings, Inc. 2.500%, 01/15/2031	155,000	133,438
MGM Resorts International 4.750%, 10/15/2028	731,000	695,226
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (C)	496,000	459,274
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (C)	144,000	140,905
Nissan Motor Acceptance Company LLC
1.850%, 09/16/2026 (C)	631,000	570,964
2.000%, 03/09/2026 (C)	176,000	162,974
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (C)	435,000	397,060
Royal Caribbean Cruises, Ltd. 6.250%, 03/15/2032 (C)	118,000	118,939
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Tapestry, Inc.
7.700%, 11/27/2030	$314,000	$334,854
7.850%, 11/27/2033	257,000	278,919
The Michaels Companies, Inc.
5.250%, 05/01/2028 (C)	588,000	501,023
7.875%, 05/01/2029 (C)	421,000	315,848
Travel + Leisure Company 4.625%, 03/01/2030 (C)	101,000	92,219
Valvoline, Inc. 3.625%, 06/15/2031 (C)	424,000	365,492
		19,317,776
Consumer staples – 0.7%
Fiesta Purchaser, Inc. 7.875%, 03/01/2031 (C)	80,000	82,616
JBS USA LUX SA
3.625%, 01/15/2032	460,000	393,592
3.750%, 12/01/2031	86,000	74,358
5.750%, 04/01/2033	788,000	776,315
Kraft Heinz Foods Company
4.375%, 06/01/2046	1,063,000	897,751
5.000%, 06/04/2042	290,000	272,122
MARB BondCo PLC 3.950%, 01/29/2031 (C)	712,000	587,158
NBM US Holdings, Inc. 6.625%, 08/06/2029 (C)	554,000	550,475
Pilgrim's Pride Corp. 6.250%, 07/01/2033	365,000	372,989
		4,007,376
Energy – 5.2%
Aker BP ASA
3.750%, 01/15/2030 (C)	150,000	137,070
4.000%, 01/15/2031 (C)	906,000	827,534
Antero Midstream Partners LP
5.375%, 06/15/2029 (C)	418,000	401,974
6.625%, 02/01/2032 (C)	341,000	342,489
Antero Resources Corp. 5.375%, 03/01/2030 (C)	90,000	86,434
Ascent Resources Utica Holdings LLC
5.875%, 06/30/2029 (C)	541,000	515,806
8.250%, 12/31/2028 (C)	47,000	48,282
Cheniere Energy Partners LP
4.000%, 03/01/2031	766,000	696,224
4.500%, 10/01/2029	736,000	700,486
Cheniere Energy, Inc. 5.650%, 04/15/2034 (C)	250,000	251,785
Civitas Resources, Inc. 8.625%, 11/01/2030 (C)	131,000	140,665
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (C)	413,000	410,272
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (C)	105,000	107,727
6.036%, 11/15/2033 (C)	656,000	679,645
Continental Resources, Inc.
2.875%, 04/01/2032 (C)	396,000	322,737
4.900%, 06/01/2044	595,000	494,512
5.750%, 01/15/2031 (C)	568,000	564,617
Enbridge, Inc.
5.500%, (5.500% to 7-15-27, then 3 month CME Term SOFR + 3.680% to 7-15-47, then 3 month CME Term SOFR + 4.430%), 07/15/2077	507,000	480,631

8

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc. (continued)
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	$683,000	$646,390
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	544,000	529,465
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	171,000	185,797
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (C)	99,000	90,287
5.875%, 03/30/2031 (C)	172,000	150,758
Energy Transfer LP
4.200%, 04/15/2027	368,000	357,815
5.150%, 03/15/2045	550,000	499,749
5.250%, 04/15/2029	615,000	615,680
5.400%, 10/01/2047	651,000	600,787
5.500%, 06/01/2027	237,000	238,467
6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (E)	1,073,000	1,051,692
7.125%, (7.125% to 5-15-30, then 5 Year CMT + 5.306%), 05/15/2030 (E)	761,000	742,954
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	1,018,000	965,986
EQM Midstream Partners LP
6.375%, 04/01/2029 (C)	164,000	165,205
7.500%, 06/01/2027 to 06/01/2030 (C)	61,000	63,507
Global Partners LP 8.250%, 01/15/2032 (C)	122,000	126,519
Hess Midstream Operations LP
4.250%, 02/15/2030 (C)	78,000	71,675
5.500%, 10/15/2030 (C)	31,000	30,037
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	172,000	194,753
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (C)	366,000	352,783
6.750%, 06/30/2030 (C)	85,000	78,648
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (C)	436,022	394,741
MPLX LP
4.250%, 12/01/2027	355,000	345,255
4.950%, 09/01/2032	344,000	334,158
5.000%, 03/01/2033	355,000	344,616
Occidental Petroleum Corp.
6.450%, 09/15/2036	618,000	658,952
6.600%, 03/15/2046	276,000	297,453
6.625%, 09/01/2030	676,000	716,357
ONEOK, Inc.
5.650%, 11/01/2028	131,000	133,909
6.050%, 09/01/2033	565,000	589,269
6.625%, 09/01/2053	633,000	697,631
Ovintiv, Inc.
5.650%, 05/15/2028	209,000	212,456
6.250%, 07/15/2033	209,000	217,297
7.200%, 11/01/2031	55,000	59,623
Parkland Corp.
4.500%, 10/01/2029 (C)	266,000	246,028
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Parkland Corp. (continued)
4.625%, 05/01/2030 (C)	$327,000	$301,461
Petroleos Mexicanos
7.690%, 01/23/2050	1,109,000	797,711
8.750%, 06/02/2029	291,000	283,752
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	304,000	294,341
4.500%, 05/15/2030	927,000	891,506
5.000%, 03/15/2027	291,000	290,149
Southwestern Energy Company 4.750%, 02/01/2032	129,000	118,752
Sunoco LP 4.500%, 04/30/2030	444,000	406,580
Talos Production, Inc.
9.000%, 02/01/2029 (C)	53,000	56,284
9.375%, 02/01/2031 (C)	66,000	70,360
Targa Resources Corp.
4.950%, 04/15/2052	668,000	585,260
6.150%, 03/01/2029	521,000	542,990
Targa Resources Partners LP 4.000%, 01/15/2032	581,000	522,949
The Williams Companies, Inc.
3.750%, 06/15/2027	215,000	206,898
4.650%, 08/15/2032	284,000	273,695
Var Energi ASA 8.000%, 11/15/2032 (C)	1,043,000	1,167,492
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (C)	170,000	153,025
4.125%, 08/15/2031 (C)	296,000	263,203
Venture Global LNG, Inc. 9.500%, 02/01/2029 (C)	538,000	579,890
Vital Energy, Inc. 7.875%, 04/15/2032 (C)	162,000	164,571
Western Midstream Operating LP 4.050%, 02/01/2030	490,000	457,183
		28,643,641
Financials – 10.2%
Ally Financial, Inc.
6.992%, (6.992% to 6-13-28, then Overnight SOFR + 3.260%), 06/13/2029	532,000	551,533
7.100%, 11/15/2027 (D)	337,000	352,119
Ambac Assurance Corp. 5.100%, 04/26/2024 (C)(E)	131	190
AmWINS Group, Inc. 6.375%, 02/15/2029 (C)	204,000	205,101
Ares Capital Corp.
2.150%, 07/15/2026	317,000	291,903
2.875%, 06/15/2028	489,000	435,828
3.250%, 07/15/2025	169,000	163,256
5.875%, 03/01/2029	382,000	380,858
Athene Holding, Ltd. 3.500%, 01/15/2031	141,000	123,903
Banco Santander SA 4.379%, 04/12/2028	593,000	573,940
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then Overnight SOFR + 1.060%), 06/14/2029	850,000	751,127
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	973,000	838,869
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	1,599,000	1,353,474

9

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	$784,000	$693,109
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	699,000	668,166
6.300%, (6.300% to 3-10-26, then 3 month CME Term SOFR + 4.815%), 03/10/2026 (E)	878,000	878,789
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	770,000	779,048
Barclays PLC
4.375%, (4.375% to 9-15-28, then 5 Year CMT + 3.410%), 03/15/2028 (E)	636,000	521,386
8.000%, (8.000% to 9-15-29, then 5 Year CMT + 5.431%), 03/15/2029 (E)	200,000	199,588
Blackstone Private Credit Fund
3.250%, 03/15/2027	79,000	72,911
4.000%, 01/15/2029	604,000	554,166
7.050%, 09/29/2025	300,000	304,476
7.300%, 11/27/2028 (C)	479,000	499,406
Block, Inc. 3.500%, 06/01/2031	126,000	109,663
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (C)	474,000	475,036
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (C)(E)	425,000	456,034
BPCE SA 5.716%, (5.716% to 1-18-29, then 1 Year CMT + 1.959%), 01/18/2030 (C)	500,000	502,471
Citigroup, Inc.
4.600%, 03/09/2026	227,000	223,399
4.700%, (4.700% to 1-30-25, then Overnight SOFR + 3.234%), 01/30/2025 (E)	717,000	699,428
5.174%, (5.174% to 2-13-29, then Overnight SOFR + 1.364%), 02/13/2030	370,000	368,274
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	696,000	706,780
6.250%, (6.250% to 8-15-26, then 3 month CME Term SOFR + 4.779%), 08/15/2026 (E)	650,000	651,669
Citizens Financial Group, Inc. 3.250%, 04/30/2030	888,000	782,161
CNA Financial Corp. 2.050%, 08/15/2030	235,000	196,430
CNO Financial Group, Inc. 5.250%, 05/30/2029	706,000	687,793
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	358,000	353,695
Corebridge Financial, Inc. 6.875%, (6.875% to 12-15-27, then 5 Year CMT + 3.846%), 12/15/2052	269,000	269,322
Credit Agricole SA
3.250%, 01/14/2030 (C)	1,049,000	931,112
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (continued)
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (C)	$646,000	$669,722
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	703,000	580,683
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	410,000	428,615
Discover Financial Services 4.100%, 02/09/2027	232,000	223,824
Fifth Third Bancorp 8.624%, (3 month CME Term SOFR + 3.295%), 04/29/2024 (A)(E)	410,000	401,090
Global Atlantic Fin Company 4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (C)	384,000	346,070
Huntington Bancshares, Inc. 6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	381,000	389,958
ING Groep NV
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	200,000	207,649
6.500%, (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%), 04/16/2025 (E)	135,000	133,323
Jefferies Financial Group, Inc. 5.875%, 07/21/2028	482,000	490,667
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	1,025,000	885,888
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	886,000	774,504
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	276,000	269,061
4.600%, (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%), 02/01/2025 (E)	645,000	634,108
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	621,000	618,456
Lazard Group LLC 4.375%, 03/11/2029	552,000	529,172
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (C)	500,000	362,687
4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (C)	203,000	183,259
Lloyds Banking Group PLC 7.500%, (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%), 06/27/2024 (E)	531,000	527,808
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (E)	116,000	102,684
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (C)	424,000	376,517

10

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	$556,000	$569,323
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	203,000	165,828
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	926,000	732,359
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	461,000	460,628
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	640,000	640,542
MSCI, Inc. 3.625%, 11/01/2031 (C)	652,000	565,854
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (C)	85,000	77,119
5.500%, 08/15/2028 (C)	156,000	149,305
6.000%, 01/15/2027 (C)	99,000	97,595
NatWest Group PLC
3.754%, (3.754% to 11-1-24, then 5 Year CMT + 2.100%), 11/01/2029	275,000	270,330
6.000%, (6.000% to 6-29-26, then 5 Year CMT + 5.625%), 12/29/2025 (E)	673,000	657,178
NatWest Markets PLC 1.600%, 09/29/2026 (C)	622,000	568,695
OneMain Finance Corp. 9.000%, 01/15/2029	233,000	247,239
Popular, Inc. 7.250%, 03/13/2028	517,000	529,350
Santander Holdings USA, Inc.
2.490%, (2.490% to 1-6-27, then Overnight SOFR + 1.249%), 01/06/2028	572,000	519,840
3.244%, 10/05/2026	596,000	563,055
3.450%, 06/02/2025	385,000	374,244
4.400%, 07/13/2027	143,000	138,712
SBL Holdings, Inc. 5.000%, 02/18/2031 (C)	225,000	190,063
Societe Generale SA
5.375%, (5.375% to 11-18-30, then 5 Year CMT + 4.514%), 11/18/2030 (C)(E)	557,000	469,335
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (C)	400,000	398,295
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (C)	200,000	200,389
6.446%, (6.446% to 1-10-28, then 1 Year CMT + 2.550%), 01/10/2029 (C)	753,000	772,338
Starwood Property Trust, Inc. 7.250%, 04/01/2029 (C)	84,000	84,669
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (C)	629,000	521,388
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of New York Mellon Corp. 4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	$342,000	$342,294
The Charles Schwab Corp.
5.643%, (5.643% to 5-19-28, then Overnight SOFR + 2.210%), 05/19/2029	616,000	625,352
6.196%, (6.196% to 11-17-28, then Overnight SOFR + 1.878%), 11/17/2029	639,000	664,176
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	1,954,000	1,639,898
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	697,000	579,919
The PNC Financial Services Group, Inc.
3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (E)	867,000	757,793
5.582%, (5.582% to 6-12-28, then Overnight SOFR + 1.841%), 06/12/2029	977,000	988,900
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	583,000	598,164
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (E)	440,000	426,436
8.643%, (3 month CME Term SOFR + 3.302%), 06/01/2024 (A)(E)	393,000	394,432
Truist Financial Corp.
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	681,000	680,206
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	602,000	609,381
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	366,000	390,303
Trust Fibra Uno 7.375%, 02/13/2034 (C)	554,000	552,799
U.S. Bancorp
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	364,000	365,608
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	604,000	615,629
6.787%, (6.787% to 10-26-26, then Overnight SOFR + 1.880%), 10/26/2027	631,000	653,413
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (C)	452,000	452,670
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (C)	400,000	418,705
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (C)(E)	300,000	325,043

11

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (continued)
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (C)(E)	$200,000	$225,707
Wells Fargo & Company
2.393%, (2.393% to 6-2-27, then Overnight SOFR + 2.100%), 06/02/2028	1,560,000	1,427,874
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	1,216,000	1,074,937
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,444,000	1,252,854
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	946,000	944,006
5.875%, (5.875% to 6-15-25, then 9.865% thereafter), 06/15/2025 (E)	1,508,000	1,504,683
		56,217,013
Health care – 2.4%
AbbVie, Inc. 3.200%, 11/21/2029	1,561,000	1,438,457
AdaptHealth LLC 5.125%, 03/01/2030 (C)	168,000	146,519
Amgen, Inc. 5.250%, 03/02/2030 to 03/02/2033	2,027,000	2,052,649
Cencora, Inc. 2.800%, 05/15/2030	524,000	462,645
Centene Corp.
2.450%, 07/15/2028	178,000	157,835
3.000%, 10/15/2030	478,000	409,836
3.375%, 02/15/2030	273,000	241,586
CVS Health Corp.
3.750%, 04/01/2030	479,000	446,343
5.050%, 03/25/2048	558,000	506,763
5.250%, 01/30/2031	67,000	67,500
DaVita, Inc.
3.750%, 02/15/2031 (C)	392,000	328,207
4.625%, 06/01/2030 (C)	678,000	607,002
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (C)	995,000	784,126
HCA, Inc. 5.450%, 04/01/2031	434,000	436,264
IQVIA, Inc. 6.250%, 02/01/2029	320,000	332,264
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	669,000	547,515
Royalty Pharma PLC 1.750%, 09/02/2027	126,000	112,520
Solventum Corp.
5.400%, 03/01/2029 (C)	478,000	478,963
5.450%, 03/13/2031 (C)	919,000	916,625
Star Parent, Inc. 9.000%, 10/01/2030 (C)	132,000	139,696
Thermo Fisher Scientific, Inc. 4.977%, 08/10/2030	166,000	167,188
Universal Health Services, Inc. 2.650%, 10/15/2030	503,000	426,517
Utah Acquisition Sub, Inc. 5.250%, 06/15/2046	250,000	207,404
Varex Imaging Corp. 7.875%, 10/15/2027 (C)	96,000	97,321
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Viatris, Inc.
2.700%, 06/22/2030	$901,000	$763,894
4.000%, 06/22/2050	1,839,000	1,266,923
		13,542,562
Industrials – 4.8%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (C)	132,000	133,016
AerCap Ireland Capital DAC
2.450%, 10/29/2026	1,954,000	1,814,601
3.000%, 10/29/2028	1,074,000	971,777
5.100%, 01/19/2029	609,000	605,403
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (C)	62,783	59,700
Air Canada 2020-1 Class C Pass Through Trust 10.500%, 07/15/2026 (C)	548,000	597,320
Air Lease Corp.
2.100%, 09/01/2028	301,000	263,424
3.125%, 12/01/2030	400,000	351,090
3.625%, 12/01/2027	170,000	160,367
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (C)	93,772	95,055
Albion Financing 1 SARL 6.125%, 10/15/2026 (C)	200,000	198,173
American Airlines 2014-1 Class A Pass Through Trust 3.700%, 10/01/2026	241,363	231,523
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	1,260,400	1,190,506
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	596,151	557,526
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	79,107	74,068
American Airlines 2016-3 Class A Pass Through Trust 3.250%, 10/15/2028	39,025	35,233
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	129,850	119,436
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	457,125	431,323
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	299,191	270,888
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	613,871	533,685
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	524,609	468,687
American Airlines 2019-1 Class B Pass Through Trust 3.850%, 02/15/2028	94,039	86,934
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	446,909	379,479
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	573,495	527,560

12

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines Group, Inc. 3.750%, 03/01/2025 (C)	$500,000	$486,119
American Airlines, Inc. 7.250%, 02/15/2028 (C)	198,000	201,076
APX Group, Inc. 5.750%, 07/15/2029 (C)	216,000	207,684
Ashtead Capital, Inc.
2.450%, 08/12/2031 (C)	400,000	324,805
4.250%, 11/01/2029 (C)	200,000	186,455
4.375%, 08/15/2027 (C)	200,000	191,855
5.800%, 04/15/2034 (C)	400,000	399,594
5.950%, 10/15/2033 (C)	956,000	966,678
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (C)	117,000	106,120
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (C)	448,000	435,119
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (C)	68,789	63,433
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (C)	221,918	206,944
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (C)	71,675	74,469
Builders FirstSource, Inc.
4.250%, 02/01/2032 (C)	621,000	556,956
6.375%, 06/15/2032 to 03/01/2034 (C)	633,000	637,372
CIMIC Finance USA Pty, Ltd. 7.000%, 03/25/2034 (C)	186,000	190,985
Concentrix Corp. 6.600%, 08/02/2028	636,000	643,137
Delta Air Lines, Inc.
4.375%, 04/19/2028	522,000	506,476
4.750%, 10/20/2028 (C)	728,051	712,075
Embraer Netherlands Finance BV 7.000%, 07/28/2030 (C)	405,000	424,097
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030 (C)	576,000	581,526
Flowserve Corp. 3.500%, 10/01/2030	327,000	290,319
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (C)	387,000	354,849
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	365,000	342,149
Ingersoll Rand, Inc. 5.400%, 08/14/2028	115,000	116,526
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (C)	112,000	115,767
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	384,857	331,288
MasTec, Inc. 4.500%, 08/15/2028 (C)	146,000	138,827
Owens Corning
3.875%, 06/01/2030	45,000	42,027
3.950%, 08/15/2029	654,000	618,290
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (C)	62,000	56,948
6.250%, 01/15/2028 (C)	343,000	335,995
Regal Rexnord Corp.
6.050%, 02/15/2026 (C)	428,000	430,211
6.400%, 04/15/2033 (C)	282,000	292,470
TransDigm, Inc. 5.500%, 11/15/2027	350,000	342,563
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
TriNet Group, Inc. 3.500%, 03/01/2029 (C)	$104,000	$93,277
Uber Technologies, Inc. 4.500%, 08/15/2029 (C)	330,000	313,110
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	593,523	574,925
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	527,590	478,580
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	170,625	162,335
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	109,700	105,842
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	485,676	446,005
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	815,798	813,041
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	417,556	410,844
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	655,000	666,004
United Airlines, Inc.
4.375%, 04/15/2026 (C)	31,000	29,969
4.625%, 04/15/2029 (C)	70,000	65,100
United Rentals North America, Inc. 3.875%, 11/15/2027	177,000	167,585
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	137,916	135,631
		26,530,226
Information technology – 2.1%
Autodesk, Inc. 2.850%, 01/15/2030	219,000	195,685
Broadcom, Inc.
3.419%, 04/15/2033 (C)	433,000	375,368
4.750%, 04/15/2029	1,974,000	1,949,717
CDW LLC 3.250%, 02/15/2029	119,000	107,744
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (C)	144,000	128,017
Dell International LLC
5.300%, 10/01/2029	439,000	444,388
5.400%, 04/15/2034	942,000	944,205
Foundry JV Holdco LLC 5.875%, 01/25/2034 (C)	548,000	548,826
Gartner, Inc. 4.500%, 07/01/2028 (C)	671,000	639,199
Kyndryl Holdings, Inc. 6.350%, 02/20/2034	82,000	84,170
Marvell Technology, Inc. 2.450%, 04/15/2028	749,000	675,320
Micron Technology, Inc.
2.703%, 04/15/2032	453,000	378,175
4.185%, 02/15/2027	524,000	510,594
5.300%, 01/15/2031	368,000	370,128
5.327%, 02/06/2029	630,000	635,728
6.750%, 11/01/2029	1,537,000	1,649,755

13

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Motorola Solutions, Inc.
2.300%, 11/15/2030	$786,000	$659,782
2.750%, 05/24/2031	715,000	605,918
Oracle Corp. 2.950%, 04/01/2030	355,000	315,896
Qorvo, Inc. 3.375%, 04/01/2031 (C)	402,000	345,726
VeriSign, Inc. 2.700%, 06/15/2031	351,000	293,963
		11,858,304
Materials – 1.3%
Alcoa Nederland Holding BV 7.125%, 03/15/2031 (C)	128,000	130,388
Anglo American Capital PLC 4.750%, 04/10/2027 (C)	403,000	394,897
Arsenal AIC Parent LLC 8.000%, 10/01/2030 (C)	211,000	221,526
Braskem Idesa SAPI 6.990%, 02/20/2032 (C)	201,000	156,032
Braskem Netherlands Finance BV 4.500%, 01/31/2030 (C)	862,000	741,212
Cemex SAB de CV
3.875%, 07/11/2031 (C)	545,000	482,875
5.200%, 09/17/2030 (C)	445,000	430,138
First Quantum Minerals, Ltd. 6.875%, 10/15/2027 (C)	302,000	289,547
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	614,000	581,975
5.400%, 11/14/2034	454,000	448,492
5.450%, 03/15/2043	889,000	851,101
Graphic Packaging International LLC 3.500%, 03/01/2029 (C)	198,000	178,065
Hudbay Minerals, Inc. 4.500%, 04/01/2026 (C)	66,000	63,930
Mauser Packaging Solutions Holding Company 7.875%, 08/15/2026 (C)	140,000	142,625
Newmont Corp. 2.800%, 10/01/2029	262,000	235,070
Novelis Corp. 4.750%, 01/30/2030 (C)	525,000	484,377
Owens-Brockway Glass Container, Inc.
6.625%, 05/13/2027 (C)	130,000	130,073
7.250%, 05/15/2031 (C)	92,000	93,702
Pactiv Evergreen Group Issuer, Inc. 4.000%, 10/15/2027 (C)	547,000	510,261
Sasol Financing USA LLC 5.500%, 03/18/2031	192,000	161,750
Standard Industries, Inc.
3.375%, 01/15/2031 (C)	77,000	64,562
4.375%, 07/15/2030 (C)	149,000	133,883
5.000%, 02/15/2027 (C)	73,000	70,812
Summit Materials LLC 7.250%, 01/15/2031 (C)	122,000	126,805
		7,124,098
Real estate – 1.0%
American Homes 4 Rent LP 4.250%, 02/15/2028	316,000	303,316
American Tower Corp.
3.550%, 07/15/2027	426,000	404,955
3.800%, 08/15/2029	931,000	868,866
American Tower Trust I 5.490%, 03/15/2028 (C)	359,000	361,997
CoStar Group, Inc. 2.800%, 07/15/2030 (C)	676,000	576,266
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
GLP Capital LP
3.250%, 01/15/2032	$521,000	$438,592
4.000%, 01/15/2030	262,000	239,195
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (C)	126,000	115,072
Iron Mountain, Inc. 5.250%, 07/15/2030 (C)	304,000	287,577
SBA Tower Trust 6.599%, 01/15/2028 (C)	515,000	527,590
VICI Properties LP
3.875%, 02/15/2029 (C)	296,000	272,429
4.125%, 08/15/2030 (C)	310,000	281,885
4.625%, 12/01/2029 (C)	571,000	540,009
5.125%, 05/15/2032	256,000	244,863
		5,462,612
Utilities – 2.3%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (C)	395,784	343,343
American Electric Power Company, Inc. 5.625%, 03/01/2033	218,000	221,325
Artera Services LLC 8.500%, 02/15/2031 (C)	98,000	100,474
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (C)	203,016	206,315
Constellation Energy Generation LLC
6.125%, 01/15/2034	195,000	205,900
6.500%, 10/01/2053	312,000	343,181
Dominion Energy, Inc. 3.375%, 04/01/2030	604,000	548,911
Duke Energy Corp.
2.450%, 06/01/2030	105,000	90,429
5.750%, 09/15/2033	647,000	664,631
Electricite de France SA 9.125%, (9.125% to 6-15-33, then 5 Year CMT + 5.411%), 03/15/2033 (C)(E)	421,000	463,809
Emera US Finance LP 3.550%, 06/15/2026	385,000	369,571
FirstEnergy Corp.
2.650%, 03/01/2030	379,000	325,796
3.400%, 03/01/2050	167,000	115,158
Georgia Power Company 4.950%, 05/17/2033	340,000	335,231
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	265,000	225,639
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	554,000	556,764
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (C)	454,000	423,407
4.500%, 09/15/2027 (C)	201,000	188,129
NiSource, Inc.
1.700%, 02/15/2031	205,000	163,738
3.600%, 05/01/2030	345,000	317,761
5.250%, 03/30/2028	116,000	116,797
NRG Energy, Inc.
2.450%, 12/02/2027 (C)	554,000	497,970
3.625%, 02/15/2031 (C)	335,000	289,091
3.875%, 02/15/2032 (C)	626,000	536,442
4.450%, 06/15/2029 (C)	412,000	389,473
7.000%, 03/15/2033 (C)	497,000	530,327
10.250%, (10.250% to 3-15-28, then 5 Year CMT + 5.920%), 03/15/2028 (C)(E)	371,000	397,975

14

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Sempra 5.500%, 08/01/2033	$534,000	$535,430
The Southern Company 5.700%, 03/15/2034	490,000	505,359
Vistra Corp. 8.000%, (8.000% to 10-15-26, then 5 Year CMT + 6.930%), 10/15/2026 (C)(E)	172,000	175,882
Vistra Operations Company LLC
3.700%, 01/30/2027 (C)	1,034,000	982,429
4.300%, 07/15/2029 (C)	891,000	835,626
6.950%, 10/15/2033 (C)	431,000	460,033
		12,462,346
TOTAL CORPORATE BONDS (Cost $203,233,647)		$199,820,828
CAPITAL PREFERRED SECURITIES – 0.0%
Financials – 0.0%
Truist Financial Corp. 6.236%, (Greater of 3 month CME Term SOFR + 0.907% or 4.000%), 12/15/2024 (A)(E)	325,000	246,413
TOTAL CAPITAL PREFERRED SECURITIES (Cost $273,523)		$246,413
MUNICIPAL BONDS – 0.6%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	840,057
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	175,415
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	435,000	417,000
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	174,000	157,751
State of Connecticut, GO 2.677%, 07/01/2030	250,000	225,026
The School District of Philadelphia (Pennsylvania), GO 5.995%, 09/01/2030	315,000	330,054
The School District of Philadelphia (Pennsylvania), GO 6.765%, 06/01/2040	1,010,000	1,109,168
TOTAL MUNICIPAL BONDS (Cost $3,737,205)		$3,254,471
COLLATERALIZED MORTGAGE OBLIGATIONS – 3.6%
Commercial and residential – 2.5%
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(F)	105,657	87,295
Series 2021-4, Class A1, 1.035%, 01/20/2065 (C)(F)	228,291	185,221
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (C)	408,160	394,459
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 0.948%, 05/15/2053 (C)	4,277,141	187,131
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (C)(F)	165,085	142,609
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.719%, 11/05/2032 (C)(F)	$116,000	$39,445
BANK Series 2021-BN34, Class XA IO 0.974%, 06/15/2063	12,737,315	628,139
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	101,000	95,054
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	233,750	219,605
Series 2019-B15, Class XA IO, 0.811%, 12/15/2072	9,790,644	319,977
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (C)(F)	109,468	96,711
BX Trust
Series 2019-OC11, Class D, 3.944%, 12/09/2041 (C)(F)	300,000	264,367
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (C)	267,000	267,868
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 4.688%, 07/20/2034 (F)	263,853	247,483
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class XA IO, 0.856%, 12/15/2072	15,634,635	584,956
Series 2023-SMRT, Class A, 5.820%, 10/12/2040 (C)(F)	210,000	213,603
COLT Mortgage Loan Trust Series 2021-2, Class A1 0.924%, 08/25/2066 (C)(F)	206,118	165,887
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (C)(F)	379,937	314,801
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.432%, 05/10/2051	4,964,762	76,279
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D, 4.394%, 08/10/2030 (C)(F)	307,000	249,501
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (C)	89,000	81,921
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (C)	169,000	163,135
Series 2020-CX, Class A, 2.173%, 11/10/2046 (C)	500,000	406,290
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A, 2.257%, 08/15/2037 (C)	100,143	93,064
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(F)	115,728	100,077
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (C)(F)	154,553	125,586
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (C)(F)	115,590	92,729
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (C)(F)	282,526	229,925

15

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust Series 2019-C17, Class A4 2.763%, 09/15/2052	$425,000	$374,235
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month CME Term SOFR + 1.014%) 6.334%, 07/19/2044 (A)	232,657	209,811
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (C)(F)	71,157	59,649
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(F)	191,936	154,117
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (C)(F)	319,301	255,815
FREMF Mortgage Trust Series 2019-KF69, Class B (30 day Average SOFR + 2.414%) 7.734%, 08/25/2029 (A)(C)	87,868	80,899
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (C)(F)	125,806	105,424
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(F)	131,529	108,036
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(F)	213,396	176,911
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (C)(F)	569,524	535,620
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (C)	100,000	95,382
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (C)(F)	94,806	80,646
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (C)	6,849,279	115,781
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	6,848,755	91,225
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (C)	7,321,270	94,206
Hawaii Hotel Trust Series 2019-MAUI, Class E (1 month CME Term SOFR + 2.207%) 7.533%, 05/15/2038 (A)(C)	300,000	297,000
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (C)(F)	119,718	102,280
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	258,000	219,539
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 5.990%, 04/21/2034 (F)	48,129	45,474
Series 2004-8, Class 5A1, 6.077%, 08/25/2034 (F)	68,800	65,251
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	141,381	137,444
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (C)(F)	$90,236	$81,988
Morgan Stanley Capital I Trust Series 2019-L3, Class XA IO 0.607%, 11/15/2052	20,094,447	552,314
Natixis Commercial Mortgage Securities Trust Series 2018-ALXA, Class C 4.316%, 01/15/2043 (C)(F)	98,000	81,185
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (C)	130,483	118,282
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (C)(F)	100,546	81,988
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (C)(F)	211,358	168,022
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (C)(F)	269,591	231,169
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month CME Term SOFR + 0.514%) 5.843%, 05/20/2035 (A)	21,764	19,500
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (C)	352,000	275,757
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (C)(F)	29,496	29,419
Towd Point Mortgage Trust
Series 2015-6, Class M2, 3.750%, 04/25/2055 (C)(F)	1,000,000	957,081
Series 2018-4, Class A1, 3.000%, 06/25/2058 (C)(F)	153,710	142,097
Series 2019-1, Class A1, 3.750%, 03/25/2058 (C)(F)	148,609	141,015
Series 2019-4, Class A1, 2.900%, 10/25/2059 (C)(F)	131,881	123,256
Series 2020-4, Class A1, 1.750%, 10/25/2060 (C)	202,837	178,002
UBS Commercial Mortgage Trust Series 2019-C17, Class XA IO 1.443%, 10/15/2052	8,563	525
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (C)	61,272	57,381
Series 2021-3, Class A1, 1.046%, 06/25/2066 (C)(F)	223,495	185,275
Series 2021-4, Class A1, 0.938%, 07/25/2066 (C)(F)	134,441	106,164
Series 2021-5, Class A1, 1.013%, 09/25/2066 (C)(F)	193,152	160,348
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(F)	86,897	78,538
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	165,336	137,170

16

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	$500,000	$447,348
		13,831,687
U.S. Government Agency – 1.1%
Federal Home Loan Mortgage Corp.
Series 290, Class IO, 3.500%, 11/15/2032	566,357	51,246
Series 3387, Class SB IO, 0.987%, 11/15/2037	574,535	40,113
Series K109, Class X1 IO, 1.578%, 04/25/2030	3,094,230	231,165
Series K121, Class X1 IO, 1.021%, 10/25/2030	12,672,096	647,932
Series T-41, Class 3A, 4.335%, 07/25/2032 (F)	35,311	33,098
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	3,184	3,209
Series 2002-W3, Class A5, 7.500%, 11/25/2041	39,253	41,254
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	509,710	48,663
Series 2019-M25, Class X IO, 0.125%, 11/25/2029	709,558	3,659
Series 2021-M8, Class X IO, 0.248%, 11/25/2035	4,736	94
Series 2022-22, Class B, 2.000%, 07/25/2054	1,007,717	597,298
Government National Mortgage Association
Series 2008-90, Class IO, 2.013%, 12/16/2050	2,000,668	251,991
Series 2010-147, Class SA IO, 0.727%, 05/20/2040	218,171	4,234
Series 2010-85, Class SB IO, 1.159%, 03/16/2040	474,631	25,051
Series 2012-114, Class IO, 0.623%, 01/16/2053	248,193	3,883
Series 2012-120, Class IO, 0.641%, 02/16/2053	3,449,469	54,331
Series 2015-86, Class IO, 0.404%, 05/16/2052	20,886,301	301,911
Series 2016-174, Class IO, 0.896%, 11/16/2056	296,556	12,529
Series 2017-109, Class IO, 0.230%, 04/16/2057	607,320	9,289
Series 2017-124, Class IO, 0.627%, 01/16/2059	543,379	18,708
Series 2017-135, Class IO, 0.717%, 10/16/2058	973,158	35,799
Series 2017-140, Class IO, 0.486%, 02/16/2059	381,212	11,439
Series 2017-159, Class IO, 0.432%, 06/16/2059	629,585	16,279
Series 2017-169, Class IO, 0.578%, 01/16/2060	1,794,833	58,121
Series 2017-20, Class IO, 0.525%, 12/16/2058	1,377,371	33,577
Series 2017-22, Class IO, 0.753%, 12/16/2057	183,000	6,733
Series 2017-23, Class IO, 0.604%, 05/16/2059	11,311	383
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-41, Class IO, 0.584%, 07/16/2058	$496,668	$13,938
Series 2017-46, Class IO, 0.649%, 11/16/2057	554,104	20,342
Series 2017-50, Class IO, 0.636%, 01/16/2057	968,777	32,138
Series 2017-53, Class IO, 0.528%, 11/16/2056	20,058	565
Series 2017-61, Class IO, 0.701%, 05/16/2059	211,377	7,852
Series 2018-158, Class IO, 0.788%, 05/16/2061	1,557,243	86,023
Series 2018-35, Class IO, 0.541%, 03/16/2060	1,441,252	49,760
Series 2018-43, Class IO, 0.436%, 05/16/2060	1,291,488	41,650
Series 2018-69, Class IO, 0.615%, 04/16/2060	363,747	16,276
Series 2018-81, Class IO, 0.484%, 01/16/2060	270,561	10,752
Series 2018-85, Class IO, 0.552%, 07/16/2060	7,724	273
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,604,462	47,768
Series 2019-131, Class IO, 0.802%, 07/16/2061	1,231,871	67,657
Series 2020-100, Class IO, 0.784%, 05/16/2062	1,435,248	83,566
Series 2020-108, Class IO, 0.847%, 06/16/2062	3,128,128	178,130
Series 2020-114, Class IO, 0.800%, 09/16/2062	3,427,160	197,151
Series 2020-118, Class IO, 0.881%, 06/16/2062	2,440,779	149,397
Series 2020-119, Class IO, 0.606%, 08/16/2062	1,348,375	63,576
Series 2020-120, Class IO, 0.768%, 05/16/2062	771,142	44,502
Series 2020-137, Class IO, 0.796%, 09/16/2062	3,600,453	204,029
Series 2020-143, Class IB IO, 0.871%, 03/16/2062	4,224,275	250,074
Series 2020-150, Class IO, 0.963%, 12/16/2062	2,194,211	145,498
Series 2020-170, Class IO, 0.834%, 11/16/2062	2,902,206	182,391
Series 2020-28, Class IO, 0.820%, 11/16/2061	5,273,548	290,285
Series 2020-92, Class IO, 0.879%, 02/16/2062	3,304,220	202,574
Series 2021-3, Class IO, 0.868%, 09/16/2062	3,640,906	227,241
Series 2021-40, Class IO, 0.824%, 02/16/2063	901,896	54,755
Series 2022-150, Class IO, 0.822%, 06/16/2064	304,481	18,781
Series 2022-17, Class IO, 0.802%, 06/16/2064	1,986,141	122,220
Series 2022-181, Class IO, 0.716%, 07/16/2064	937,362	61,607
Series 2022-21, Class IO, 0.784%, 10/16/2063	873,644	53,194

17

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2023-177, Class IO, 0.860%, 06/16/2065	$2,033,531	$137,308
Series 2023-197, Class IO, 1.319%, 09/16/2065	608,028	55,104
Series 2023-30, Class IO, 1.146%, 11/16/2064	1,240,174	90,645
		5,749,011
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,188,648)		$19,580,698
ASSET BACKED SECURITIES – 5.3%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (C)	108,778	103,867
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (C)	651,000	591,713
Series 2023-2A, Class A2 6.500%, 11/16/2048 (C)	193,000	196,647
AMSR Trust Series 2021-SFR4, Class A 2.117%, 12/17/2038 (C)	105,000	96,597
Applebee's Funding LLC Series 2023-1A, Class A2 7.824%, 03/05/2053 (C)	175,000	180,917
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (C)	104,473	93,399
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (C)	458,375	423,812
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class C 4.250%, 02/20/2027 (C)	430,000	415,817
Series 2023-2A, Class B 6.030%, 10/20/2027 (C)	400,000	401,726
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (C)	379,167	338,207
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (C)	83,393	80,175
Cars Net Lease Mortgage Notes Series 2020-1A, Class A1 2.010%, 12/15/2050 (C)	486,875	424,021
CARS-DB4 LP
Series 2020-1A, Class A4 3.190%, 02/15/2050 (C)	1,232,552	1,190,579
Series 2020-1A, Class B1 4.170%, 02/15/2050 (C)	766,000	738,583
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month CME Term SOFR + 1.314%) 6.644%, 01/25/2035 (A)	156,736	145,359
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	393,061	367,480
Series 2021-1A, Class A1 1.530%, 03/15/2061 (C)	361,900	327,255
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (C)	$396,825	$357,082
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (C)	321,313	285,015
Series 2022-1A, Class A 2.720%, 01/18/2047 (C)	671,687	598,234
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/2049 (C)	372,000	368,580
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,287	2,469
CyrusOne Data Centers Issuer I LLC Series 2023-1A, Class A2 4.300%, 04/20/2048 (C)	309,000	290,760
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (C)	225,000	206,185
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (C)	187,060	178,274
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (C)	672,520	615,517
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (C)	977,500	861,523
Diamond Infrastructure Funding LLC
Series 2021-1A, Class B 2.355%, 04/15/2049 (C)	1,000,000	892,280
Series 2021-1A, Class C 3.475%, 04/15/2049 (C)	370,000	331,139
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	446,500	427,381
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	1,302,178	1,158,172
Driven Brands Funding LLC
Series 2019-2A, Class A2 3.981%, 10/20/2049 (C)	957,500	900,733
Series 2020-2A, Class A2 3.237%, 01/20/2051 (C)	288,090	261,391
Series 2021-1A, Class A2 2.791%, 10/20/2051 (C)	423,258	368,461
FirstKey Homes Trust Series 2021-SFR1, Class D 2.189%, 08/17/2038 (C)	246,000	223,329
Five Guys Holdings, Inc. Series 2023-1A, Class A2 7.549%, 01/26/2054 (C)	731,000	758,800
Ford Credit Auto Owner Trust Series 2023-2, Class A 5.280%, 02/15/2036 (C)	346,000	350,081
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (C)	298,000	299,260
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (C)	152,619	145,344
Series 2021-1A, Class A2 2.773%, 04/20/2029 (C)	289,859	274,505
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (C)	294,000	276,112

18

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hilton Grand Vacations Trust Series 2023-1A, Class B 6.110%, 01/25/2038 (C)	$408,760	$412,376
Home Partners of America Trust Series 2021-2, Class A 1.901%, 12/17/2026 (C)	135,654	123,114
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (C)	96,030	91,109
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (C)	131,520	121,943
MetroNet Infrastructure Issuer LLC
Series 2022-1A, Class B 7.460%, 10/20/2052 (C)	400,000	397,192
Series 2023-1A, Class A2 6.560%, 04/20/2053 (C)	205,000	207,827
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	121,930	114,101
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (C)	160,596	140,960
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (C)	539,738	478,972
Series 2022-1A, Class A2 3.695%, 01/30/2052 (C)	249,900	219,175
Series 2023-1A, Class A2 7.308%, 01/30/2053 (C)	495,000	501,507
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (C)	503,000	440,498
Series 2021-1, Class B1 2.410%, 10/20/2061 (C)	184,000	154,517
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (C)	46,330	43,205
Progress Residential Trust
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (C)	216,000	195,519
Series 2022-SFR3, Class D 4.450%, 04/17/2039 (C)	950,000	903,700
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 5.434%, 08/25/2035	30,884	30,644
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (C)	827,000	799,377
SERVPRO Master Issuer LLC Series 2024-1A, Class A2 6.174%, 01/25/2054 (C)	246,000	248,681
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (C)	389,640	379,772
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (C)	150,349	132,620
Series 2021-E, Class A1A 1.680%, 02/15/2051 (C)	736,615	667,473
Series 2024-A, Class A1A 5.240%, 03/15/2056 (C)	484,000	484,217
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (C)	306,605	290,270
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sonic Capital LLC (continued)
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (C)	$321,750	$278,535
STORE Master Funding LLC Series 2019-1, Class A2 3.650%, 11/20/2049 (C)	284,150	233,053
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (C)	154,366	139,704
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (C)	460,793	416,801
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (C)	316,250	287,046
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (C)	688,850	598,033
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (C)	500,000	441,420
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (C)	465,758	416,722
Series 2021-1A, Class A 1.860%, 03/20/2046 (C)	252,555	221,601
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (C)	314,000	294,167
Series 2020-2A, Class A2 1.992%, 09/15/2045 (C)	312,000	274,796
Series 2021-1A, Class A2 2.165%, 10/15/2046 (C)	400,000	364,906
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (C)	260,129	233,155
Wendy's Funding LLC
Series 2019-1A, Class A2II 4.080%, 06/15/2049 (C)	437,969	410,906
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (C)	293,640	255,524
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (C)	126,856	116,073
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (C)	273,975	242,469
TOTAL ASSET BACKED SECURITIES (Cost $30,918,375)		$29,350,461
COMMON STOCKS – 0.0%
Energy – 0.0%
Altera Infrastructure LP (B)	937	26,228
Utilities – 0.0%
Algonquin Power & Utilities Corp.	5,400	115,778
TOTAL COMMON STOCKS (Cost $507,388)		$142,006
PREFERRED SECURITIES – 0.1%
Communication services – 0.1%
Telephone & Data Systems, Inc., 6.625%	5,925	109,139
Financials – 0.0%
Wells Fargo & Company, 7.500%	30	36,581
TOTAL PREFERRED SECURITIES (Cost $187,013)		$145,720

19

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.2%
Short-term funds – 0.2%
John Hancock Collateral Trust, 5.2975% (G)(H)	136,764	$1,367,281
TOTAL SHORT-TERM INVESTMENTS (Cost $1,367,630)		$1,367,281
Total Investments (Active Bond Trust) (Cost $573,697,391) – 98.2%		$541,344,483
Other assets and liabilities, net – 1.8%		9,663,133
TOTAL NET ASSETS – 100.0%		$551,007,616
Currency Abbreviations
ARS	Argentine Peso
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
GO	General Obligation
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
Active Bond Trust (continued)
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $102,512,066 or 18.6% of the fund's net assets as of 3-31-24.
(D)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $207,951.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 3-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $213,296.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	46	Long	Jun 2024	$5,104,680	$5,096,656	$(8,024)
						$(8,024)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	46,934,678	$1,199,181,021
TOTAL INVESTMENT COMPANIES (Cost $1,051,318,735)		$1,199,181,021
Total Investments (American Asset Allocation Trust) (Cost $1,051,318,735) - 100.0%		$1,199,181,021
Other assets and liabilities, net - 0.0%		17,858
TOTAL NET ASSETS - 100.0%		$1,199,198,879
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,487,478	$206,658,411
TOTAL INVESTMENT COMPANIES (Cost $169,431,112)		$206,658,411
Total Investments (American Global Growth Trust) (Cost $169,431,112) - 100.0%		$206,658,411
Other assets and liabilities, net - (0.0%)		(8,681)
TOTAL NET ASSETS - 100.0%		$206,649,730
American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	8,691,462	$973,182,975
TOTAL INVESTMENT COMPANIES (Cost $731,654,956)		$973,182,975
Total Investments (American Growth Trust) (Cost $731,654,956) - 100.0%		$973,182,975
Other assets and liabilities, net - (0.0%)		(3,685)
TOTAL NET ASSETS - 100.0%		$973,179,290
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	14,502,567	$951,368,408
TOTAL INVESTMENT COMPANIES (Cost $699,528,986)		$951,368,408
Total Investments (American Growth-Income Trust) (Cost $699,528,986) - 100.0%		$951,368,408
Other assets and liabilities, net - (0.0%)		(4,890)
TOTAL NET ASSETS - 100.0%		$951,363,518

20

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	20,011,144	$373,207,844
TOTAL INVESTMENT COMPANIES (Cost $381,885,876)		$373,207,844
Total Investments (American International Trust) (Cost $381,885,876) - 100.0%		$373,207,844
Other assets and liabilities, net - (0.0%)		(8,815)
TOTAL NET ASSETS - 100.0%		$373,199,029
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.8%
Communication services – 15.1%
Entertainment – 1.8%
Netflix, Inc. (A)	51,483	$31,267,170
Sea, Ltd., ADR (A)	77,130	4,142,652
		35,409,822
Interactive media and services – 12.4%
Alphabet, Inc., Class A (A)	178,092	26,879,426
Alphabet, Inc., Class C (A)	787,960	119,974,790
Meta Platforms, Inc., Class A	194,834	94,607,494
		241,461,710
Wireless telecommunication services – 0.9%
T-Mobile US, Inc.	106,161	17,327,598
		294,199,130
Consumer discretionary – 14.2%
Automobiles – 1.5%
Tesla, Inc. (A)	164,763	28,963,688
Broadline retail – 8.5%
Amazon.com, Inc. (A)	908,931	163,952,974
Hotels, restaurants and leisure – 2.2%
Booking Holdings, Inc.	4,506	16,347,227
Chipotle Mexican Grill, Inc. (A)	7,050	20,492,729
DoorDash, Inc., Class A (A)	45,610	6,281,409
		43,121,365
Specialty retail – 1.5%
Carvana Company (A)(B)	108,869	9,570,674
Ross Stores, Inc.	78,940	11,585,234
The TJX Companies, Inc.	82,465	8,363,600
		29,519,508
Textiles, apparel and luxury goods – 0.5%
Lululemon Athletica, Inc. (A)	15,176	5,928,504
NIKE, Inc., Class B	40,226	3,780,439
		9,708,943
		275,266,478
Consumer staples – 1.3%
Consumer staples distribution and retail – 0.6%
Dollar General Corp.	80,461	12,556,744
Food products – 0.2%
Mondelez International, Inc., Class A	66,136	4,629,520
Household products – 0.5%
Colgate-Palmolive Company	51,856	4,669,633
The Procter & Gamble Company	26,971	4,376,045
		9,045,678
		26,231,942
Energy – 0.3%
Energy equipment and services – 0.3%
Schlumberger, Ltd.	121,003	6,632,174
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 9.3%
Capital markets – 1.6%
Morgan Stanley	87,407	$8,230,243
MSCI, Inc.	3,475	1,947,564
S&P Global, Inc.	20,957	8,916,156
The Charles Schwab Corp.	92,496	6,691,161
The Goldman Sachs Group, Inc.	11,956	4,993,902
		30,779,026
Financial services – 6.1%
Adyen NV (A)(C)	2,917	4,927,211
Fiserv, Inc. (A)	27,548	4,402,721
Mastercard, Inc., Class A	104,131	50,146,366
Visa, Inc., Class A	210,818	58,835,087
		118,311,385
Insurance – 1.6%
Chubb, Ltd.	76,123	19,725,753
Marsh & McLennan Companies, Inc.	55,346	11,400,169
		31,125,922
		180,216,333
Health care – 11.8%
Health care equipment and supplies – 2.3%
Align Technology, Inc. (A)	4,261	1,397,267
Intuitive Surgical, Inc. (A)	75,311	30,055,867
Stryker Corp.	32,057	11,472,239
Teleflex, Inc.	9,131	2,065,158
		44,990,531
Health care providers and services – 3.5%
Elevance Health, Inc.	14,940	7,746,988
Humana, Inc.	22,789	7,901,402
UnitedHealth Group, Inc.	104,511	51,701,592
		67,349,982
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	18,961	4,393,074
Life sciences tools and services – 1.7%
Danaher Corp.	45,462	11,352,771
Thermo Fisher Scientific, Inc.	37,919	22,038,902
		33,391,673
Pharmaceuticals – 4.1%
AstraZeneca PLC, ADR	58,166	3,940,747
Eli Lilly & Company	86,433	67,241,417
Zoetis, Inc.	50,024	8,464,561
		79,646,725
		229,771,985
Industrials – 1.6%
Aerospace and defense – 0.3%
TransDigm Group, Inc.	4,389	5,405,492
Commercial services and supplies – 0.3%
Cintas Corp.	5,468	3,756,680
Veralto Corp.	16,486	1,461,649
		5,218,329
Ground transportation – 0.4%
Old Dominion Freight Line, Inc.	32,804	7,194,245
Industrial conglomerates – 0.6%
General Electric Company	70,726	12,414,535
		30,232,601
Information technology – 42.6%
Electronic equipment, instruments and components – 0.3%
TE Connectivity, Ltd.	40,611	5,898,342
IT services – 1.2%
MongoDB, Inc. (A)	23,950	8,589,428

21

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Shopify, Inc., Class A (A)	143,011	$11,036,159
Snowflake, Inc., Class A (A)	20,042	3,238,787
		22,864,374
Semiconductors and semiconductor equipment – 13.2%
Advanced Micro Devices, Inc. (A)	80,540	14,536,665
ASML Holding NV, NYRS	26,003	25,235,131
Lam Research Corp.	3,516	3,416,040
Monolithic Power Systems, Inc.	16,114	10,915,946
NVIDIA Corp.	213,335	192,760,973
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	54,696	7,441,391
Texas Instruments, Inc.	16,826	2,931,257
		257,237,403
Software – 20.2%
Atlassian Corp., Class A (A)	27,511	5,367,671
BILL Holdings, Inc. (A)	45,423	3,121,469
Confluent, Inc., Class A (A)	89,031	2,717,226
Crowdstrike Holdings, Inc., Class A (A)	15,112	4,844,756
Datadog, Inc., Class A (A)	29,799	3,683,156
Fortinet, Inc. (A)	22,298	1,523,176
Intuit, Inc.	32,455	21,095,750
Microsoft Corp.	640,535	269,485,882
Roper Technologies, Inc.	23,394	13,120,291
ServiceNow, Inc. (A)	58,014	44,229,874
Synopsys, Inc. (A)	40,355	23,062,883
		392,252,134
Technology hardware, storage and peripherals – 7.7%
Apple, Inc.	872,549	149,624,703
		827,876,956
Materials – 0.9%
Chemicals – 0.9%
Linde PLC	19,722	9,157,319
The Sherwin-Williams Company	25,117	8,723,888
		17,881,207
Utilities – 0.7%
Electric utilities – 0.7%
Constellation Energy Corp.	77,858	14,392,051
TOTAL COMMON STOCKS (Cost $1,105,802,489)		$1,902,700,857
CORPORATE BONDS - 0.2%
Consumer discretionary - 0.2%
Carvana Company
12.000%, (9.000% Cash or 12.000% PIK), 12/01/2028 (C)	$851,115	832,169
13.000%, (9.000% Cash or 13.000% PIK), 06/01/2030 (C)	1,282,718	1,250,939
14.000%, (9.000% Cash or 14.000% PIK), 06/01/2031 (C)	1,524,393	1,532,209
		3,615,317
TOTAL CORPORATE BONDS (Cost $4,069,570)		$3,615,317
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
John Hancock Collateral Trust, 5.2975% (D)(E)	233,276	2,332,152
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2417% (D)	558,389	$558,389
T. Rowe Price Government Reserve Fund, 5.3578% (D)	2,302,840	2,302,840
TOTAL SHORT-TERM INVESTMENTS (Cost $5,194,020)		$5,193,381
Total Investments (Blue Chip Growth Trust) (Cost $1,115,066,079) – 98.3%		$1,911,509,555
Other assets and liabilities, net – 1.7%		33,110,662
TOTAL NET ASSETS – 100.0%		$1,944,620,217
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $2,284,121.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 100.2%
Communication services – 13.1%
Entertainment – 4.0%
Netflix, Inc. (A)	32,142	$19,520,801
The Walt Disney Company	55,165	6,749,989
		26,270,790
Interactive media and services – 8.3%
Alphabet, Inc., Class A (A)	69,798	10,534,612
Alphabet, Inc., Class C (A)	69,139	10,527,104
Meta Platforms, Inc., Class A	66,977	32,522,692
		53,584,408
Media – 0.8%
The Trade Desk, Inc., Class A (A)	57,760	5,049,379
		84,904,577
Consumer discretionary – 20.1%
Automobiles – 1.5%
Tesla, Inc. (A)	55,003	9,668,977
Broadline retail – 9.4%
Amazon.com, Inc. (A)	285,757	51,544,848
MercadoLibre, Inc. (A)	6,287	9,505,693
		61,050,541
Hotels, restaurants and leisure – 2.8%
Airbnb, Inc., Class A (A)	48,304	7,968,228
Chipotle Mexican Grill, Inc. (A)	1,437	4,177,028

22

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Marriott International, Inc., Class A	22,883	$5,773,610
		17,918,866
Specialty retail – 3.5%
O'Reilly Automotive, Inc. (A)	6,410	7,236,121
The Home Depot, Inc.	23,875	9,158,450
The TJX Companies, Inc.	60,509	6,136,823
		22,531,394
Textiles, apparel and luxury goods – 2.9%
Lululemon Athletica, Inc. (A)	17,247	6,737,541
LVMH Moet Hennessy Louis Vuitton SE	8,339	7,503,399
NIKE, Inc., Class B	46,632	4,382,475
		18,623,415
		129,793,193
Consumer staples – 2.8%
Consumer staples distribution and retail – 1.6%
Costco Wholesale Corp.	14,124	10,347,666
Personal care products – 1.2%
L'Oreal SA	11,666	5,524,686
The Estee Lauder Companies, Inc., Class A	13,328	2,054,511
		7,579,197
		17,926,863
Financials – 8.1%
Banks – 0.4%
NU Holdings, Ltd., Class A (A)	209,411	2,498,273
Capital markets – 1.8%
Moody's Corp.	15,217	5,980,738
The Goldman Sachs Group, Inc.	14,259	5,955,842
		11,936,580
Financial services – 5.9%
Adyen NV (A)(B)	1,748	2,952,610
Mastercard, Inc., Class A	36,301	17,481,473
Visa, Inc., Class A	63,310	17,668,555
		38,102,638
		52,537,491
Health care – 11.6%
Biotechnology – 1.5%
Vertex Pharmaceuticals, Inc. (A)	23,069	9,643,073
Health care equipment and supplies – 1.3%
Intuitive Surgical, Inc. (A)	21,392	8,537,333
Health care providers and services – 1.4%
UnitedHealth Group, Inc.	18,006	8,907,568
Pharmaceuticals – 7.4%
AstraZeneca PLC, ADR	97,828	6,627,847
Eli Lilly & Company	33,493	26,056,214
Novo Nordisk A/S, ADR	116,260	14,927,784
		47,611,845
		74,699,819
Industrials – 2.7%
Aerospace and defense – 0.8%
The Boeing Company (A)	25,598	4,940,158
Electrical equipment – 0.5%
Eaton Corp. PLC	10,490	3,280,013
Ground transportation – 1.4%
Uber Technologies, Inc. (A)	122,521	9,432,892
		17,653,063
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 41.0%
Electronic equipment, instruments and components – 0.7%
Keysight Technologies, Inc. (A)	26,656	$4,168,465
IT services – 2.1%
MongoDB, Inc. (A)	19,470	6,982,721
Snowflake, Inc., Class A (A)	40,272	6,507,955
		13,490,676
Semiconductors and semiconductor equipment – 18.1%
Advanced Micro Devices, Inc. (A)	134,714	24,314,530
ASML Holding NV, NYRS	10,563	10,251,075
Broadcom, Inc.	20,115	26,660,622
NVIDIA Corp.	62,021	56,039,695
		117,265,922
Software – 16.7%
Adobe, Inc. (A)	16,568	8,360,213
Cadence Design Systems, Inc. (A)	29,827	9,284,549
Crowdstrike Holdings, Inc., Class A (A)	24,051	7,710,510
HubSpot, Inc. (A)	8,424	5,278,141
Microsoft Corp.	122,088	51,364,863
Palo Alto Networks, Inc. (A)	10,669	3,031,383
Salesforce, Inc.	41,341	12,451,082
ServiceNow, Inc. (A)	14,119	10,764,326
		108,245,067
Technology hardware, storage and peripherals – 3.4%
Apple, Inc.	129,365	22,183,510
		265,353,640
Real estate – 0.8%
Specialized REITs – 0.8%
American Tower Corp.	27,039	5,342,636
TOTAL COMMON STOCKS (Cost $427,260,920)		$648,211,282
SHORT-TERM INVESTMENTS – 0.0%
Short-term funds – 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2417% (C)	4,719	4,719
TOTAL SHORT-TERM INVESTMENTS (Cost $4,719)		$4,719
Total Investments (Capital Appreciation Trust) (Cost $427,265,639) – 100.2%		$648,216,001
Other assets and liabilities, net – (0.2%)		(1,230,736)
TOTAL NET ASSETS – 100.0%		$646,985,265
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 62.2%
Communication services – 4.0%
Interactive media and services – 4.0%
Alphabet, Inc., Class A (A)(B)	87,885	$13,264,483

23

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Meta Platforms, Inc., Class A	12,025	$5,839,100
		19,103,583
Consumer discretionary – 4.2%
Broadline retail – 2.3%
Amazon.com, Inc. (B)	61,974	11,178,870
Hotels, restaurants and leisure – 1.9%
Hilton Worldwide Holdings, Inc.	12,327	2,629,472
McDonald's Corp.	5,400	1,522,530
Yum! Brands, Inc. (A)	36,120	5,008,038
		9,160,040
		20,338,910
Energy – 2.9%
Oil, gas and consumable fuels – 2.9%
Canadian Natural Resources, Ltd.	128,749	9,826,124
Chesapeake Energy Corp.	45,800	4,068,414
		13,894,538
Financials – 6.6%
Banks – 0.6%
The PNC Financial Services Group, Inc.	16,988	2,745,261
Capital markets – 2.8%
Intercontinental Exchange, Inc.	39,497	5,428,073
KKR & Company, Inc.	27,977	2,813,927
Morgan Stanley	26,700	2,514,072
The Goldman Sachs Group, Inc.	6,300	2,631,447
		13,387,519
Financial services – 2.1%
Mastercard, Inc., Class A	11,287	5,435,481
Visa, Inc., Class A	16,488	4,601,471
		10,036,952
Insurance – 1.1%
Arthur J. Gallagher & Company	3,600	900,144
Marsh & McLennan Companies, Inc.	20,757	4,275,527
		5,175,671
		31,345,403
Health care – 12.7%
Biotechnology – 1.9%
AbbVie, Inc.	24,520	4,465,092
Argenx SE, ADR (B)	3,600	1,417,392
Biogen, Inc. (B)	13,506	2,912,299
		8,794,783
Health care equipment and supplies – 3.2%
Becton, Dickinson and Company	38,273	9,470,654
GE HealthCare Technologies, Inc.	41,214	3,746,765
Teleflex, Inc.	9,033	2,042,994
		15,260,413
Health care providers and services – 2.7%
Humana, Inc.	3,400	1,178,848
UnitedHealth Group, Inc.	23,282	11,517,605
		12,696,453
Life sciences tools and services – 4.0%
Avantor, Inc. (B)	52,056	1,331,072
Danaher Corp.	25,348	6,329,903
Revvity, Inc. (A)	86,822	9,116,310
Thermo Fisher Scientific, Inc.	4,244	2,466,655
		19,243,940
Pharmaceuticals – 0.9%
Eli Lilly & Company	5,700	4,434,372
		60,429,961
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 8.4%
Aerospace and defense – 1.3%
Northrop Grumman Corp.	2,100	$1,005,186
RTX Corp.	54,300	5,295,879
		6,301,065
Commercial services and supplies – 3.6%
Republic Services, Inc.	5,271	1,009,080
Veralto Corp.	76,095	6,746,583
Waste Connections, Inc.	54,721	9,412,559
		17,168,222
Electrical equipment – 0.4%
AMETEK, Inc.	11,105	2,031,105
Machinery – 3.0%
Fortive Corp.	127,596	10,975,808
Ingersoll Rand, Inc.	34,384	3,264,761
		14,240,569
Professional services – 0.1%
Equifax, Inc.	1,174	314,068
		40,055,029
Information technology – 16.6%
Electronic equipment, instruments and components – 1.1%
Teledyne Technologies, Inc. (B)	12,179	5,228,688
Semiconductors and semiconductor equipment – 3.5%
Advanced Micro Devices, Inc. (B)	6,800	1,227,332
KLA Corp.	2,730	1,907,096
Lam Research Corp.	2,475	2,404,636
NVIDIA Corp.	9,950	8,990,422
NXP Semiconductors NV	7,690	1,905,351
		16,434,837
Software – 10.5%
Aurora Innovation, Inc. (B)	669,491	1,887,965
Intuit, Inc.	9,167	5,958,550
Microsoft Corp.	56,650	23,833,777
PTC, Inc. (B)	27,407	5,178,279
Roper Technologies, Inc.	13,087	7,339,713
Salesforce, Inc.	19,803	5,964,268
		50,162,552
Technology hardware, storage and peripherals – 1.5%
Apple, Inc.	41,753	7,159,804
		78,985,881
Materials – 1.5%
Chemicals – 0.9%
Linde PLC	8,751	4,063,264
Construction materials – 0.6%
Martin Marietta Materials, Inc.	4,800	2,946,912
		7,010,176
Real estate – 0.2%
Specialized REITs – 0.2%
SBA Communications Corp.	5,943	1,287,848
Utilities – 5.1%
Electric utilities – 1.1%
Exelon Corp. (A)	135,506	5,090,960
Multi-utilities – 3.5%
Ameren Corp.	63,783	4,717,391
CenterPoint Energy, Inc.	167,830	4,781,477
CMS Energy Corp.	15,583	940,278
DTE Energy Company	31,610	3,544,745
NiSource, Inc.	61,033	1,688,173

24

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
WEC Energy Group, Inc.	11,547	$948,240
		16,620,304
Water utilities – 0.5%
Essential Utilities, Inc.	66,758	2,473,384
		24,184,648
TOTAL COMMON STOCKS (Cost $239,060,151)		$296,635,977
PREFERRED SECURITIES – 0.2%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	422	10,660
Utilities – 0.2%
Electric utilities – 0.1%
SCE Trust IV, 5.375% (5.375% to 9-15-25, then 3 month CME Term SOFR + 3.394%)	8,303	195,204
Multi-utilities – 0.1%
CMS Energy Corp., 5.875%	16,211	392,468
CMS Energy Corp., 5.875%	8,360	207,077
		599,545
		794,749
TOTAL PREFERRED SECURITIES (Cost $832,400)		$805,409
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 11.2%
U.S. Government – 11.2%
U.S. Treasury Notes
3.375%, 05/15/2033	$14,070,900	13,181,575
3.875%, 08/15/2033	13,928,900	13,558,914
4.000%, 02/15/2034	8,621,500	8,478,706
4.500%, 11/15/2033	17,691,000	18,083,519
		53,302,714
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $52,879,938)		$53,302,714
CORPORATE BONDS - 11.0%
Communication services - 1.1%
CCO Holdings LLC
5.000%, 02/01/2028 (C)	2,258,000	2,101,983
5.125%, 05/01/2027 (C)	2,724,000	2,595,350
5.500%, 05/01/2026 (C)	163,000	160,512
Lamar Media Corp.
3.625%, 01/15/2031	50,000	43,872
3.750%, 02/15/2028	100,000	93,424
4.875%, 01/15/2029	50,000	48,179
Live Nation Entertainment, Inc. 4.875%, 11/01/2024 (C)	35,000	34,765
		5,078,085
Consumer discretionary - 2.7%
Cedar Fair LP
5.250%, 07/15/2029	659,000	624,686
5.375%, 04/15/2027	676,000	665,898
5.500%, 05/01/2025 (C)	410,000	408,301
6.500%, 10/01/2028	560,000	561,908
Clarios Global LP
6.250%, 05/15/2026 (C)	222,000	221,887
6.750%, 05/15/2025 (C)	147,000	147,131
8.500%, 05/15/2027 (C)	650,000	650,983
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (C)	657,000	565,678
3.750%, 05/01/2029 (C)	553,000	507,313
4.000%, 05/01/2031 (C)	743,000	664,068
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hilton Domestic Operating Company, Inc. (continued)
4.875%, 01/15/2030	$425,000	$407,490
5.375%, 05/01/2025 (C)	126,000	125,608
5.750%, 05/01/2028 (C)	500,000	499,257
5.875%, 04/01/2029 (C)	312,000	312,518
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	77,000	75,701
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	1,270,000	1,234,882
Life Time, Inc. 5.750%, 01/15/2026 (C)	365,000	362,039
Marriott International, Inc. 3.125%, 06/15/2026	34,000	32,499
Service Corp. International
3.375%, 08/15/2030	100,000	86,605
4.625%, 12/15/2027	44,000	42,524
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (C)	1,061,000	1,036,402
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (C)	249,000	249,359
Vail Resorts, Inc. 6.250%, 05/15/2025 (C)	50,000	50,013
Yum! Brands, Inc.
3.625%, 03/15/2031	331,000	292,911
4.625%, 01/31/2032	875,000	807,466
4.750%, 01/15/2030 (C)	402,000	381,283
5.350%, 11/01/2043	579,000	554,565
5.375%, 04/01/2032	1,046,000	1,012,168
6.875%, 11/15/2037	414,000	455,537
		13,036,680
Energy - 0.1%
Pioneer Natural Resources Company
1.125%, 01/15/2026	39,000	36,295
2.150%, 01/15/2031	98,000	82,451
5.100%, 03/29/2026	81,000	80,898
		199,644
Financials - 3.5%
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (C)	75,000	70,609
5.875%, 11/01/2029 (C)	75,000	69,674
6.750%, 10/15/2027 to 04/15/2028 (C)	2,144,000	2,144,220
7.000%, 01/15/2031 (C)	1,355,000	1,368,576
AmWINS Group, Inc. 4.875%, 06/30/2029 (C)	135,000	126,007
AssuredPartners, Inc. 7.500%, 02/15/2032 (C)	133,000	130,693
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (C)	487,000	450,750
HUB International, Ltd.
5.625%, 12/01/2029 (C)	165,000	154,708
7.250%, 06/15/2030 (C)	5,171,000	5,314,221
7.375%, 01/31/2032 (C)	2,667,000	2,684,960
Intercontinental Exchange, Inc. 4.000%, 09/15/2027	59,000	57,164
MSCI, Inc.
3.250%, 08/15/2033 (C)	270,000	222,435
3.625%, 09/01/2030 to 11/01/2031 (C)	1,081,000	950,134
3.875%, 02/15/2031 (C)	657,000	585,970
4.000%, 11/15/2029 (C)	625,000	577,948
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (C)	519,000	527,672

25

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ryan Specialty LLC 4.375%, 02/01/2030 (C)	$135,000	$126,175
USI, Inc. 7.500%, 01/15/2032 (C)	1,079,000	1,080,988
		16,642,904
Health care - 1.4%
Avantor Funding, Inc.
3.875%, 11/01/2029 (C)	700,000	631,008
4.625%, 07/15/2028 (C)	1,250,000	1,184,518
Becton, Dickinson and Company 3.700%, 06/06/2027	168,000	161,404
Biogen, Inc. 3.150%, 05/01/2050	541,000	361,809
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (C)	413,000	376,922
4.000%, 03/15/2031 (C)	342,000	305,593
4.250%, 05/01/2028 (C)	220,000	207,490
GE HealthCare Technologies, Inc. 5.650%, 11/15/2027	122,000	124,231
Heartland Dental LLC
8.500%, 05/01/2026 (C)	613,000	604,892
10.500%, 04/30/2028 (C)	431,000	457,938
Hologic, Inc. 3.250%, 02/15/2029 (C)	93,000	83,346
IQVIA, Inc.
5.000%, 05/15/2027 (C)	200,000	195,285
5.700%, 05/15/2028	577,000	585,002
6.500%, 05/15/2030 (C)	200,000	204,103
Medline Borrower LP 6.250%, 04/01/2029 (C)	156,000	156,699
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (C)	200,000	186,460
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (C)	182,000	183,413
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (C)	241,000	241,444
Teleflex, Inc.
4.250%, 06/01/2028 (C)	50,000	46,918
4.625%, 11/15/2027	331,000	318,353
		6,616,828
Industrials - 1.5%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	386,000	361,583
4.000%, 07/01/2029 (C)	188,000	174,760
5.950%, 08/04/2033	138,000	142,762
Delta Air Lines, Inc. 4.750%, 10/20/2028 (C)	607,847	594,509
GFL Environmental, Inc.
4.000%, 08/01/2028 (C)	229,000	211,064
4.375%, 08/15/2029 (C)	43,000	39,615
4.750%, 06/15/2029 (C)	490,000	460,816
6.750%, 01/15/2031 (C)	136,000	139,375
Howmet Aerospace, Inc.
3.000%, 01/15/2029	271,000	244,720
5.900%, 02/01/2027	157,000	159,267
Korn Ferry 4.625%, 12/15/2027 (C)	250,000	238,076
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	523,374	526,261
Sensata Technologies BV
4.000%, 04/15/2029 (C)	200,000	182,617
5.000%, 10/01/2025 (C)	325,000	321,016
5.875%, 09/01/2030 (C)	200,000	195,670
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Sensata Technologies, Inc.
3.750%, 02/15/2031 (C)	$100,000	$86,500
4.375%, 02/15/2030 (C)	50,000	45,507
TransDigm, Inc.
5.500%, 11/15/2027	504,000	493,291
6.375%, 03/01/2029 (C)	1,235,000	1,238,845
6.625%, 03/01/2032 (C)	973,000	983,013
7.125%, 12/01/2031 (C)	265,000	273,098
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 10/11/2025	120,801	120,701
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	9,658	9,498
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	94,798	92,523
		7,335,087
Information technology - 0.2%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	50,000	47,250
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (C)	102,000	94,370
4.875%, 07/01/2029 (C)	80,000	74,010
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	24,000	21,285
Gartner, Inc.
3.625%, 06/15/2029 (C)	227,000	205,522
3.750%, 10/01/2030 (C)	50,000	44,757
4.500%, 07/01/2028 (C)	185,000	176,232
PTC, Inc. 4.000%, 02/15/2028 (C)	168,000	157,008
UKG, Inc. 6.875%, 02/01/2031 (C)	263,000	267,925
		1,088,359
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	495,000	499,703
Real estate - 0.4%
American Tower Corp. 1.500%, 01/31/2028	48,000	41,901
SBA Communications Corp.
3.125%, 02/01/2029	657,000	579,806
3.875%, 02/15/2027	720,000	684,784
VICI Properties LP
3.750%, 02/15/2027 (C)	100,000	94,775
4.125%, 08/15/2030 (C)	120,000	109,117
5.750%, 02/01/2027 (C)	117,000	116,852
5.750%, 04/01/2034	287,000	284,298
		1,911,533
TOTAL CORPORATE BONDS (Cost $52,289,766)		$52,408,823
TERM LOANS (D) – 10.4%
Communication services – 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month CME Term SOFR + 1.750%) 7.076%, 02/01/2027	406,171	406,069
Consumer discretionary – 0.8%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B3 (1 month CME Term SOFR + 1.750%) 7.179%, 06/21/2028	1,209,400	1,211,190

26

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Consumer discretionary (continued)
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.176%, 12/15/2027	$1,962,240	1,961,809
New Red Finance, Inc., 2023 Term Loan B5 (1 month CME Term SOFR + 2.250%) 7.580%, 09/20/2030	681,783	681,101
		3,854,100
Financials – 3.8%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6 (1 month CME Term SOFR + 3.500%) 8.827%, 11/06/2030	2,322,559	2,331,268
AmWINS Group, Inc., Term Loan B TBD 02/19/2028 (E)	52,000	51,991
AssuredPartners, Inc., 2020 Term Loan B (1 month CME Term SOFR + 3.500%) 8.941%, 02/12/2027	104,672	104,738
AssuredPartners, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%) 8.941%, 02/12/2027	37,716	37,744
AssuredPartners, Inc., 2022 Term Loan (1 month CME Term SOFR + 3.500%) 8.826%, 02/12/2027	540,034	540,375
AssuredPartners, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 3.750%) 9.080%, 02/12/2027	822,893	823,238
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%) 8.818%, 02/14/2031	530,131	530,629
BroadStreet Partners, Inc., 2020 Term Loan B (1 month CME Term SOFR + 3.000%) 8.445%, 01/27/2027	518,341	519,517
BroadStreet Partners, Inc., 2023 Term Loan B3 (1 month CME Term SOFR + 3.750%) 9.080%, 01/27/2029	923,624	925,472
HUB International, Ltd., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 8.574%, 06/20/2030	6,255,460	6,256,586
Ryan Specialty LLC, Term Loan (1 month CME Term SOFR + 2.750%) 8.080%, 09/01/2027	541,650	541,920
Truist Insurance Holdings LLC, 2nd Lien Term Loan TBD 03/08/2032 (E)	1,319,236	1,325,832
Truist Insurance Holdings LLC, Term Loan B TBD 03/24/2031 (E)	526,310	525,431
USI, Inc., 2023 Acquisition Term Loan (3 month CME Term SOFR + 3.250%) 8.598%, 09/27/2030	2,320,035	2,320,754
USI, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%) 8.348%, 11/22/2029	1,488,475	1,488,266
		18,323,761
Health care – 1.3%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 9.195%, 12/23/2027	931,118	898,138
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 8.820%, 12/23/2027	443,593	426,958
ADMI Corp., 2023 Term Loan B5 (1 month CME Term SOFR + 5.750%) 11.080%, 12/23/2027	39,094	39,094
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 8.580%, 02/15/2029	1,846,505	1,826,599
Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Health care (continued)
Avantor Funding, Inc., 2021 Term Loan B5 (1 month CME Term SOFR + 2.250%) 7.680%, 11/08/2027		$57,719	57,745
Heartland Dental LLC, 2023 Term Loan B (1 month CME Term SOFR + 5.000%) 10.329%, 04/28/2028		1,144,444	1,145,452
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month CME Term SOFR + 3.750%) 9.079%, 04/21/2027		150,967	147,193
Loire Finco Luxembourg Sarl, USD Term Loan B (1 month CME Term SOFR + 3.500%) 8.829%, 04/21/2027		1,428,168	1,392,464
Medline Borrower LP, 2024 Term Loan B TBD 10/23/2028 (E)		104,011	104,227
			6,037,870
Industrials – 1.6%
Filtration Group Corp., 2021 Incremental Term Loan (1 month CME Term SOFR + 3.500%) 8.941%, 10/21/2028		836,134	837,388
Filtration Group Corp., 2023 EUR Term Loan (1 month EURIBOR + 4.250%) 8.080%, 10/21/2028	EUR	679,486	731,707
Filtration Group Corp., 2023 USD Term Loan (1 month CME Term SOFR + 4.250%) 9.695%, 10/21/2028		$1,276,379	1,279,570
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%) 10.733%, 06/21/2027		1,995,715	2,052,633
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month CME Term SOFR + 3.750%) 9.068%, 10/20/2027		1,359,155	1,400,501
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 7.176%, 11/16/2026		885,198	884,295
Trans Union LLC, 2024 Term Loan B6 TBD 12/01/2028 (E)		53,987	53,933
TransDigm, Inc., 2022 Term Loan H TBD 02/22/2027 (E)		127,100	127,305
TransDigm, Inc., 2024 Term Loan I TBD 08/24/2028 (E)		69,000	69,216
TransDigm, Inc., 2024 Term Loan K TBD 02/22/2030 (E)		127,100	127,312
			7,563,860
Information technology – 2.7%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 3.500%) 8.809%, 02/24/2031		3,827,686	3,848,891
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%) 10.559%, 02/23/2032		556,009	574,774
Azalea TopCo, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.750%) 9.191%, 07/24/2026		492,733	488,732
Azalea TopCo, Inc., 2022 Incremental Term Loan (1 month CME Term SOFR + 3.750%) 9.176%, 07/24/2026		135,585	134,738
Azalea TopCo, Inc., Term Loan (1 month CME Term SOFR + 3.500%) 8.941%, 07/24/2026		1,447,846	1,438,493
Ellucian Holdings, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.926%, 10/09/2029		1,112,082	1,116,252

27

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Information technology (continued)
Epicor Software Corp., 2020 Term Loan (1 month CME Term SOFR + 3.250%) 8.691%, 07/30/2027	$312,397	313,294
Epicor Software Corp., 2023 Incremental Term Loan (1 month CME Term SOFR + 3.750%) 9.076%, 07/30/2027	55,837	56,077
Quartz Acquireco LLC, Term Loan B (3 month CME Term SOFR + 3.500%) 8.829%, 06/28/2030	109,152	109,288
RealPage, Inc., 1st Lien Term Loan (1 month CME Term SOFR + 3.000%) 8.445%, 04/24/2028	575,077	559,102
RealPage, Inc., 2nd Lien Term Loan (1 month CME Term SOFR + 6.500%) 11.945%, 04/23/2029	75,000	74,188
Severin Acquisition LLC, 2018 Term Loan B (3 month CME Term SOFR + 3.250%) 8.563%, 08/01/2027	141,369	141,516
Storable, Inc., Term Loan B (1 and 3 month CME Term SOFR + 3.500%) 8.823%, 04/17/2028	847,334	847,690
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.500%) 8.814%, 02/10/2031	2,987,245	3,001,435
		12,704,470
Real estate – 0.1%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.000%) 7.340%, 01/25/2031	726,538	727,671
TOTAL TERM LOANS (Cost $49,531,103)		$49,617,801
ASSET BACKED SECURITIES - 0.1%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (C)	326,180	$312,213
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	206,400	189,828
TOTAL ASSET BACKED SECURITIES (Cost $529,742)		$502,041
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.2%
Short-term funds – 4.7%
T. Rowe Price Government Reserve Fund, 5.3578% (F)	22,601,778	$22,601,778
Repurchase agreement – 0.5%
Repurchase Agreement with State Street Corp. dated 3-28-24 at 1.600% to be repurchased at $2,160,384 on 4-1-24, collateralized by $2,229,900 U.S. Treasury Bonds, 4.250% due 2-15-54 (valued at $2,203,206)	$2,160,000	2,160,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,761,778)		$24,761,778
Total Investments (Capital Appreciation Value Trust) (Cost $419,884,878) – 100.3%		$478,034,543
Other assets and liabilities, net – (0.3%)		(1,537,628)
TOTAL NET ASSETS – 100.0%		$476,496,915
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	The rate shown is the annualized seven-day yield as of 3-31-24.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	AbbVie, Inc.	USD	160.00	Jan 2025	37	3,700	$44,659	$(108,978)
CITI	AbbVie, Inc.	USD	165.00	Jan 2025	37	3,700	37,259	(95,202)
JPM	AbbVie, Inc.	USD	165.00	Jan 2025	24	2,400	17,214	(61,752)
JPM	AbbVie, Inc.	USD	170.00	Jan 2025	24	2,400	13,150	(53,381)
CITI	AbbVie, Inc.	USD	175.00	Jan 2025	46	4,600	30,912	(87,485)
JPM	Arthur J. Gallagher & Company	USD	250.00	Nov 2024	13	1,300	11,726	(25,008)
JPM	Arthur J. Gallagher & Company	USD	250.00	Nov 2024	13	1,300	13,351	(25,008)
UBS	Danaher Corp.	USD	300.00	Jan 2025	18	1,800	19,086	(13,574)
JPM	Exelon Corp.	USD	47.00	Jun 2024	5	500	670	(2)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	21	2,100	13,040	(43,079)
CITI	Intercontinental Exchange, Inc.	USD	125.00	Jan 2025	16	1,600	11,918	(32,822)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	21	2,100	9,264	(35,544)
CITI	Intercontinental Exchange, Inc.	USD	130.00	Jan 2025	16	1,600	8,573	(27,081)
BOA	Intercontinental Exchange, Inc.	USD	140.00	Jan 2025	13	1,300	7,540	(14,062)
BOA	Intercontinental Exchange, Inc.	USD	140.00	Jan 2025	14	1,400	7,868	(15,144)
28

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	14	1,400	$5,726	$(11,711)
BOA	Intercontinental Exchange, Inc.	USD	145.00	Jan 2025	14	1,400	5,530	(11,711)
WFB	Linde PLC	USD	440.00	Jan 2025	4	400	7,360	(22,214)
WFB	Linde PLC	USD	440.00	Jan 2025	4	400	7,391	(22,214)
WFB	Linde PLC	USD	450.00	Jan 2025	4	400	5,929	(19,523)
WFB	Linde PLC	USD	450.00	Jan 2025	4	400	5,956	(19,523)
WFB	Linde PLC	USD	460.00	Jan 2025	5	500	10,307	(21,260)
WFB	Linde PLC	USD	460.00	Jan 2025	6	600	15,653	(25,512)
WFB	Linde PLC	USD	480.00	Jan 2025	5	500	7,126	(15,692)
WFB	Linde PLC	USD	480.00	Jan 2025	6	600	10,975	(18,831)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Jul 2024	12	1,200	9,507	(8,045)
GSI	Marsh & McLennan Companies, Inc.	USD	220.00	Jul 2024	12	1,200	4,847	(3,449)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Dec 2024	24	2,400	19,272	(31,361)
GSI	Marsh & McLennan Companies, Inc.	USD	210.00	Dec 2024	24	2,400	20,808	(31,361)
JPM	Mastercard, Inc., Class A	USD	480.00	Jan 2025	7	700	16,849	(31,967)
JPM	Mastercard, Inc., Class A	USD	490.00	Jan 2025	7	700	14,189	(28,006)
JPM	Mastercard, Inc., Class A	USD	500.00	Jan 2025	7	700	11,774	(24,373)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	9	900	12,528	(4,952)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	9	900	10,638	(4,952)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	9	900	10,638	(4,013)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	9	900	8,973	(4,013)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	9	900	8,973	(3,230)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	9	900	7,623	(3,230)
BARC	Northrop Grumman Corp.	USD	490.00	Jan 2025	21	2,100	48,489	(75,362)
WFB	NXP Semiconductors NV	USD	220.00	Jun 2024	4	400	7,461	(13,910)
WFB	Republic Services, Inc.	USD	170.00	Jul 2024	5	500	2,500	(12,108)
WFB	Republic Services, Inc.	USD	175.00	Jul 2024	5	500	1,603	(9,881)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	3	300	7,190	(9,871)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	2	200	4,987	(6,581)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	5	500	14,340	(16,452)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	3	300	5,190	(7,291)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	2	200	3,618	(4,861)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	5	500	10,047	(12,152)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	2	200	4,560	(4,861)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	3	300	7,014	(7,291)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	2	200	2,548	(3,555)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	3	300	3,963	(5,332)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	2	200	1,603	(2,603)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	3	300	2,517	(3,904)
GSI	Salesforce, Inc.	USD	230.00	Jun 2024	2	200	4,800	(14,953)
GSI	Salesforce, Inc.	USD	240.00	Jun 2024	2	200	3,991	(13,071)
JPM	Thermo Fisher Scientific, Inc.	USD	650.00	Jan 2025	8	800	28,917	(22,981)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2025	18	1,800	76,672	(24,399)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2025	20	2,000	63,697	(19,431)
GSI	Visa, Inc., Class A	USD	250.00	Jun 2024	1	100	1,447	(3,351)
GSI	Visa, Inc., Class A	USD	260.00	Jun 2024	1	100	1,067	(2,484)
GSI	Visa, Inc., Class A	USD	305.00	Jan 2025	12	1,200	13,344	(14,954)
GSI	Visa, Inc., Class A	USD	310.00	Jan 2025	11	1,100	10,582	(11,764)
GSI	Visa, Inc., Class A	USD	315.00	Jan 2025	11	1,100	9,042	(10,042)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	7	700	4,148	(7,171)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	3	300	1,711	(3,073)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	4	400	2,141	(4,098)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	9	900	5,441	(9,219)
JPM	Yum! Brands, Inc.	USD	145.00	Jan 2025	26	2,600	15,440	(19,926)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	21	2,100	9,439	(16,094)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	15	1,500	7,838	(11,496)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	6	600	3,252	(4,598)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	7	700	2,704	(5,365)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	3	300	1,105	(2,299)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	4	400	1,361	(3,066)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	10	1,000	3,959	(7,664)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	26	2,600	10,490	(14,395)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	21	2,100	6,594	(11,627)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	15	1,500	5,502	(8,305)
29

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	6	600	$2,292	$(3,322)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	7	700	1,652	(3,876)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	3	300	668	(1,661)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	4	400	806	(2,215)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	10	1,000	2,432	(5,536)
							$914,966	$(1,487,716)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 52.6%
U.S. Government – 25.5%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$25,310,000	$15,672,583
1.375%, 11/15/2040	17,518,000	11,264,895
1.750%, 08/15/2041	20,484,000	13,823,499
1.875%, 02/15/2041	1,801,000	1,255,564
2.000%, 11/15/2041	9,199,000	6,453,673
2.375%, 02/15/2042 to 05/15/2051	10,485,000	7,199,724
2.875%, 05/15/2052	2,062,000	1,560,193
3.125%, 11/15/2041	2,654,000	2,229,671
3.625%, 02/15/2053	815,000	715,672
3.875%, 05/15/2043	4,557,000	4,205,791
4.125%, 08/15/2053	2,385,000	2,292,209
4.250%, 02/15/2054	12,475,000	12,268,383
4.375%, 08/15/2043	616,000	608,685
4.500%, 02/15/2044	380,000	382,078
4.750%, 11/15/2043 to 11/15/2053	2,827,000	2,959,711
U.S. Treasury Notes
0.375%, 01/31/2026 to 07/31/2027	5,875,000	5,153,722
0.500%, 08/31/2027	3,578,000	3,143,049
0.625%, 07/31/2026 to 11/30/2027	1,920,000	1,683,859
0.750%, 04/30/2026 to 01/31/2028	4,996,000	4,532,891
1.000%, 07/31/2028	12,756,000	11,114,660
1.125%, 10/31/2026 to 08/31/2028	13,042,000	11,779,012
1.250%, 04/30/2028 to 09/30/2028	11,165,000	9,886,064
1.500%, 08/15/2026	2,988,000	2,784,676
1.875%, 02/28/2027	3,351,000	3,118,001
2.000%, 11/15/2026	2,538,000	2,382,548
2.250%, 11/15/2025	4,378,000	4,205,445
2.375%, 03/31/2029	5,921,000	5,426,504
2.625%, 07/31/2029	642,000	593,173
2.750%, 07/31/2027	2,246,000	2,132,998
2.875%, 08/15/2028	3,050,000	2,880,105
3.250%, 06/30/2029	8,205,000	7,824,878
3.625%, 03/31/2030	1,602,000	1,550,686
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
3.875%, 12/31/2029	$2,539,000	$2,492,881
4.000%, 01/15/2027 to 02/15/2034	8,870,000	8,750,131
4.125%, 01/31/2025 to 03/31/2029	11,857,000	11,792,174
4.250%, 03/15/2027 to 02/28/2031	11,653,000	11,628,850
4.375%, 10/31/2024	241,000	239,770
4.500%, 11/30/2024	42,000	41,798
4.500%, 03/31/2026 (A)	4,040,000	4,029,900
4.625%, 02/28/2026	1,024,000	1,023,160
		203,083,266
U.S. Government Agency – 27.1%
Federal Home Loan Bank 1.250%, (1.250% to 9-30-24, 1.500% to 9-30-25, 1.750% to 9-30-26, 2.000% to 9-30-27, 2.250% to 9-30-28, 2.500% to 9-30-29, 3.000% to 3-30-30, 3.500% to 9-30-30, 4.000% to 3-30-31, then 4.500% thereafter), 09/30/2031	1,450,000	1,225,992
Federal Home Loan Mortgage Corp.
2.000%, 07/01/2032 to 12/01/2051	12,486,215	10,510,956
2.500%, 04/01/2042 to 03/01/2052	5,987,245	5,136,490
3.000%, 09/01/2033 to 04/01/2047	11,617,464	10,376,454
3.127%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (B)	409,588	402,656
3.297%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.633%), 02/01/2050 (B)	537,847	533,938
3.912%, (30 day Average SOFR + 2.130%), 07/01/2052 (B)	379,162	363,975
3.966%, (30 day Average SOFR + 2.140%), 08/01/2052 (B)	495,430	467,946
4.000%, 07/01/2049 to 03/01/2050	2,986,692	2,833,286

30

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
4.107%, (30 day Average SOFR + 2.380%), 09/01/2052 (B)	$250,954	$242,262
4.192%, (30 day Average SOFR + 2.305%), 05/01/2053 (B)	1,432,010	1,390,961
4.299%, (30 day Average SOFR + 2.130%), 07/01/2052 (B)	448,900	436,354
4.466%, 12/14/2029 (C)	1,179,000	915,537
4.500%, 06/01/2039 to 07/01/2039	76,972	74,112
5.128%, (30 day Average SOFR + 2.214%), 08/01/2053 (B)	300,821	298,392
5.180%, (30 day Average SOFR + 2.300%), 06/01/2053 (B)	268,944	267,232
5.450%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.638%), 03/01/2049 (B)	307,884	312,533
5.919%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.732%), 01/01/2044 (B)	122,072	124,226
5.999%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.637%), 04/01/2048 (B)	740,231	752,490
6.718%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.679%), 09/01/2047 (B)	335,732	341,837
6.809%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.642%), 08/01/2043 (B)	57,955	58,594
6.858%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.637%), 09/01/2045 (B)	510,304	518,431
6.881%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.635%), 07/01/2043 (B)	33,953	34,609
7.030%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.646%), 10/01/2043 (B)	57,984	58,986
7.045%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.650%), 03/01/2043 (B)	50,907	51,598
7.100%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.604%), 09/01/2043 (B)	26,198	26,662
7.188%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.629%), 11/01/2043 (B)	45,669	46,135
7.451%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.609%), 10/01/2043 (B)	58,534	59,394
7.463%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.770%), 09/01/2042 (B)	50,855	52,018
7.512%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.680%), 02/01/2043 (B)	78,851	80,134
Federal National Mortgage Association
1.500%, 07/01/2051	2,889,243	2,179,559
1.520%, 08/21/2035	1,478,000	1,050,179
1.900%, 01/25/2036	1,322,000	972,050
2.000%, 03/01/2028 to 03/01/2047	44,516,281	37,315,190
2.500%, 12/01/2040 to 03/01/2052	10,031,473	8,684,204
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
2.778%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (B)	$378,011	$351,487
3.000%, 11/01/2039 to 07/01/2060	62,050,085	55,029,848
3.000%, 08/01/2042 (A)	359,530	323,786
3.064%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.603%), 03/01/2050 (B)	864,839	860,784
3.500%, 05/01/2037 to 04/01/2050	12,055,241	11,094,889
3.677%, (30 day Average SOFR + 2.370%), 08/01/2052 (B)	538,591	514,218
3.962%, (30 day Average SOFR + 2.120%), 08/01/2052 (B)	214,143	202,946
4.000%, 01/01/2027 to 05/01/2049	12,049,751	11,560,683
4.122%, (30 day Average SOFR + 2.120%), 09/01/2052 (B)	744,517	725,439
4.140%, (30 day Average SOFR + 2.132%), 10/01/2052 (B)	1,771,698	1,726,355
4.143%, (30 day Average SOFR + 2.120%), 07/01/2052 (B)	748,450	714,361
4.205%, (30 day Average SOFR + 2.128%), 11/01/2052 (B)	621,616	606,455
4.213%, (30 day Average SOFR + 2.370%), 09/01/2052 (B)	244,962	238,047
4.296%, (30 day Average SOFR + 2.126%), 08/01/2052 (B)	980,267	955,999
4.355%, (30 day Average SOFR + 2.125%), 07/01/2052 (B)	912,554	891,661
4.500%, 06/01/2041 to 11/01/2048	2,093,351	2,043,738
4.524%, 11/15/2030 (C)	3,465,000	2,573,457
4.616%, (30 day Average SOFR + 2.125%), 08/01/2052 (B)	1,030,161	1,013,972
4.628%, (30 day Average SOFR + 2.123%), 08/01/2052 (B)	809,239	787,223
4.648%, (30 day Average SOFR + 2.130%), 08/01/2052 (B)	827,523	815,297
5.724%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.579%), 06/01/2045 (B)	244,150	249,529
5.918%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.582%), 01/01/2046 (B)	609,723	621,926
6.000%, TBA (A)	6,500,000	6,561,699
6.500%, TBA (A)	2,200,000	2,247,266
6.723%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.560%), 06/01/2043 (B)	40,315	41,072
7.000%, 01/01/2054	3,191,509	3,313,591
7.200%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.579%), 10/01/2043 (B)	118,405	120,391
7.333%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.647%), 01/01/2043 (B)	24,787	25,244
7.500%, 01/01/2054	1,786,021	1,863,583
Government National Mortgage Association
2.500%, 12/20/2037 to 06/20/2038	1,961,149	1,786,968
3.000%, 06/20/2043 to 10/20/2050	7,325,300	6,495,367
3.500%, 01/20/2048	434,408	396,919
4.000%, 03/20/2048 to 04/20/2048	563,598	530,828
4.500%, 08/15/2047 to 02/20/2049	561,276	546,366

31

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
6.000%, 01/20/2053	$1,448,047	$1,486,261
6.500%, TBA (A)	8,300,000	8,436,373
		215,949,400
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $435,956,647)		$419,032,666
FOREIGN GOVERNMENT OBLIGATIONS – 0.9%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	1,045,000	1,047,121
Bermuda – 0.1%
Government of Bermuda 5.000%, 07/15/2032 (D)	311,000	299,182
Israel – 0.3%
State of Israel
3.875%, 07/03/2050	237,000	174,752
4.500%, 01/17/2033	669,000	622,171
5.500%, 03/12/2034	1,074,000	1,059,877
5.750%, 03/12/2054	319,000	305,353
		2,162,153
Mexico – 0.3%
Government of Mexico
2.659%, 05/24/2031	545,000	454,644
3.250%, 04/16/2030	227,000	202,046
3.500%, 02/12/2034	1,375,000	1,143,610
4.600%, 01/23/2046 to 02/10/2048	562,000	450,097
6.400%, 05/07/2054	321,000	319,806
		2,570,203
Panama – 0.1%
Republic of Panama
6.853%, 03/28/2054	397,000	360,030
8.000%, 03/01/2038	219,000	229,427
		589,457
Paraguay – 0.0%
Republic of Paraguay 5.400%, 03/30/2050 (D)	317,000	278,337
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,067,061)		$6,946,453
CORPORATE BONDS – 24.3%
Communication services – 1.6%
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053	715,000	525,469
3.550%, 09/15/2055	434,000	303,464
3.650%, 09/15/2059	275,000	191,458
3.800%, 12/01/2057	790,000	571,977
5.400%, 02/15/2034	1,507,000	1,526,768
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	878,000	586,473
3.900%, 06/01/2052	222,000	141,184
5.250%, 04/01/2053	363,000	287,483
5.500%, 04/01/2063	151,000	118,419
6.150%, 11/10/2026	608,000	612,761
Comcast Corp.
2.987%, 11/01/2063	328,000	201,437
4.049%, 11/01/2052	283,000	227,687
5.350%, 11/15/2027	576,000	586,985
Discovery Communications LLC 4.000%, 09/15/2055	307,000	210,102
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Meta Platforms, Inc.
5.600%, 05/15/2053	$553,000	$584,486
5.750%, 05/15/2063	553,000	592,832
Paramount Global 4.950%, 05/19/2050	237,000	168,480
T-Mobile USA, Inc.
1.500%, 02/15/2026	196,000	182,991
2.250%, 02/15/2026	612,000	579,110
2.550%, 02/15/2031	438,000	373,096
3.750%, 04/15/2027	933,000	898,579
5.050%, 07/15/2033	728,000	720,097
5.150%, 04/15/2034	581,000	579,055
5.750%, 01/15/2034	580,000	603,999
Verizon Communications, Inc.
2.355%, 03/15/2032	881,000	724,002
2.650%, 11/20/2040	367,000	258,603
5.500%, 02/23/2054	523,000	528,644
		12,885,641
Consumer discretionary – 1.3%
Ford Motor Credit Company LLC
2.900%, 02/10/2029 (E)	1,468,000	1,294,339
4.000%, 11/13/2030	496,000	442,855
General Motors Financial Company, Inc. 5.750%, 02/08/2031	725,000	732,860
Hyundai Capital America
1.300%, 01/08/2026 (D)	553,000	514,051
5.500%, 03/30/2026 (D)	299,000	299,487
5.600%, 03/30/2028 (D)	912,000	922,358
5.700%, 06/26/2030 (D)	291,000	296,540
5.950%, 09/21/2026 (D)	813,000	822,448
6.500%, 01/16/2029 (D)	262,000	274,868
Lowe's Companies, Inc.
4.250%, 04/01/2052	842,000	689,846
5.625%, 04/15/2053	431,000	435,313
5.750%, 07/01/2053	440,000	454,121
5.850%, 04/01/2063	146,000	150,601
McDonald's Corp.
4.700%, 12/09/2035	494,000	480,462
4.800%, 08/14/2028	581,000	582,678
5.450%, 08/14/2053	273,000	277,027
Starbucks Corp. 4.850%, 02/08/2027	1,450,000	1,447,296
		10,117,150
Consumer staples – 1.7%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	1,826,000	1,765,412
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038	379,000	352,227
5.800%, 01/23/2059	219,000	235,540
Bunge, Ltd. Finance Corp. 1.630%, 08/17/2025	301,000	285,101
Constellation Brands, Inc.
4.800%, 01/15/2029	350,000	346,930
4.900%, 05/01/2033	291,000	285,467
5.250%, 11/15/2048	609,000	581,554
JBS USA LUX SA 7.250%, 11/15/2053 (D)	1,079,000	1,159,683
Kenvue, Inc. 5.050%, 03/22/2028	583,000	589,264
Keurig Dr. Pepper, Inc.
4.500%, 04/15/2052	551,000	472,284
5.300%, 03/15/2034	726,000	728,502
Nestle Capital Corp.
4.875%, 03/12/2034 (D)	449,000	448,940
5.100%, 03/12/2054 (D)	449,000	447,002

32

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
PepsiCo, Inc. 3.900%, 07/18/2032	$721,000	$683,539
Philip Morris International, Inc.
4.875%, 02/15/2028 to 02/13/2029	1,745,000	1,737,914
5.000%, 11/17/2025	619,000	617,391
5.250%, 09/07/2028	630,000	637,352
5.375%, 02/15/2033	205,000	206,684
5.500%, 09/07/2030	411,000	418,871
5.625%, 09/07/2033	249,000	254,638
5.750%, 11/17/2032	149,000	153,830
Tyson Foods, Inc.
5.400%, 03/15/2029	480,000	484,292
5.700%, 03/15/2034	730,000	739,629
		13,632,046
Energy – 1.5%
Aker BP ASA
5.600%, 06/13/2028 (D)	733,000	742,331
6.000%, 06/13/2033 (D)	971,000	1,002,634
BP Capital Markets America, Inc.
4.699%, 04/10/2029	727,000	725,175
4.812%, 02/13/2033	869,000	857,619
4.989%, 04/10/2034	725,000	724,059
Diamondback Energy, Inc.
4.250%, 03/15/2052	89,000	72,039
6.250%, 03/15/2033 to 03/15/2053	892,000	958,621
Enbridge, Inc.
6.000%, 11/15/2028	438,000	455,403
6.200%, 11/15/2030	438,000	464,030
Energy Transfer LP
5.300%, 04/15/2047	755,000	686,425
5.400%, 10/01/2047	222,000	204,877
5.950%, 05/15/2054	728,000	726,505
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	623,489	535,989
2.625%, 03/31/2036 (D)	459,000	373,197
2.940%, 09/30/2040 (D)	252,876	202,626
MPLX LP
4.950%, 03/14/2052	541,000	475,195
5.000%, 03/01/2033	878,000	852,319
5.650%, 03/01/2053	157,000	153,566
ONEOK, Inc. 6.625%, 09/01/2053	755,000	832,087
Petroleos Mexicanos
2.378%, 04/15/2025	206,250	202,720
2.460%, 12/15/2025	648,200	614,772
		11,862,189
Financials – 6.9%
Aon North America, Inc.
5.125%, 03/01/2027	145,000	145,868
5.150%, 03/01/2029	1,310,000	1,317,174
5.450%, 03/01/2034	727,000	735,392
5.750%, 03/01/2054	291,000	298,335
Banco Bilbao Vizcaya Argentaria SA
6.033%, (6.033% to 3-13-34, then 1 Year CMT + 1.950%), 03/13/2035	600,000	608,898
7.883%, (7.883% to 11-15-33, then 1 Year CMT + 3.300%), 11/15/2034	600,000	656,218
Banco Santander SA
5.538%, (5.538% to 3-14-29, then 1 Year CMT + 1.450%), 03/14/2030	1,000,000	999,902
6.527%, (6.527% to 11-7-26, then 1 Year CMT + 1.650%), 11/07/2027	400,000	410,266
6.607%, 11/07/2028	400,000	422,722
6.938%, 11/07/2033	1,000,000	1,104,541
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	$2,003,000	$1,846,665
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	2,046,000	1,919,435
5.288%, (5.288% to 4-25-33, then Overnight SOFR + 1.910%), 04/25/2034	1,356,000	1,351,877
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	290,000	291,890
5.819%, (5.819% to 9-15-28, then Overnight SOFR + 1.570%), 09/15/2029	2,234,000	2,290,607
5.872%, (5.872% to 9-15-33, then Overnight SOFR + 1.840%), 09/15/2034	1,117,000	1,158,519
5.933%, (5.933% to 9-15-26, then Overnight SOFR + 1.340%), 09/15/2027	1,596,000	1,617,394
Barclays PLC
5.674%, (5.764% to 3-12-27, then Overnight SOFR + 1.490%), 03/12/2028	872,000	875,102
5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	872,000	876,540
6.692%, (6.692% to 9-13-33, then Overnight SOFR + 2.620%), 09/13/2034	659,000	702,060
BlackRock Funding, Inc.
4.700%, 03/14/2029	145,000	145,095
5.000%, 03/14/2034	421,000	422,730
5.250%, 03/14/2054	145,000	145,718
BNP Paribas SA
5.176%, (5.176% to 1-9-29, then Overnight SOFR + 1.520%), 01/09/2030 (D)	876,000	876,062
5.894%, (5.894% to 12-5-33, then Overnight SOFR + 1.866%), 12/05/2034 (D)	882,000	922,209
Capital One Financial Corp. 7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	730,000	806,282
Citibank NA 5.803%, 09/29/2028	1,490,000	1,542,398
Citigroup, Inc.
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	319,000	315,806
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	695,000	705,765
Citizens Financial Group, Inc. 5.841%, (5.841% to 1-23-29, then Overnight SOFR + 2.010%), 01/23/2030	727,000	725,956
Danske Bank A/S 5.705%, (5.705% to 3-1-29, then 1 Year CMT + 1.400%), 03/01/2030 (D)	739,000	743,722

33

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Deutsche Bank AG 3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	$1,166,000	$963,124
Goldman Sachs Bank USA 5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	1,598,000	1,597,198
HSBC USA, Inc. 5.294%, 03/04/2027	2,181,000	2,193,681
ING Groep NV 5.335%, (5.335% to 3-19-29, then Overnight SOFR + 1.440%), 03/19/2030	739,000	737,194
KeyCorp 6.401%, (6.401% to 3-6-34, then SOFR Compounded Index + 2.420%), 03/06/2035	727,000	742,416
Lloyds Banking Group PLC
5.462%, (5.462% to 1-5-27, then 1 Year CMT + 1.375%), 01/05/2028	1,756,000	1,756,387
5.679%, (5.679% to 1-5-34, then 1 Year CMT + 1.750%), 01/05/2035	876,000	881,170
M&T Bank Corp. 6.082%, (6.082% to 3-13-31, then Overnight SOFR + 2.260%), 03/13/2032	436,000	434,947
Morgan Stanley
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	290,000	289,766
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	1,308,000	1,309,108
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	579,000	584,077
5.466%, (5.466% to 1-18-34, then Overnight SOFR + 1.730%), 01/18/2035	1,246,000	1,257,137
6.342%, (6.342% to 10-18-32, then Overnight SOFR + 2.560%), 10/18/2033	997,000	1,066,734
Morgan Stanley Bank NA 4.952%, (4.952% to 1-14-27, then Overnight SOFR + 1.080%), 01/14/2028	1,482,000	1,475,896
Santander Holdings USA, Inc. 7.660%, (7.660% to 11-9-30, then Overnight SOFR + 3.280%), 11/09/2031	730,000	793,468
Societe Generale SA
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (D)	283,000	281,794
6.066%, (6.066% to 1-19-34, then 1 Year CMT + 2.100%), 01/19/2035 (D)	312,000	313,858
7.132%, (7.132% to 1-19-54, then 1 Year CMT + 2.950%), 01/19/2055 (D)	320,000	319,459
Truist Financial Corp.
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	726,000	725,153
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Truist Financial Corp. (continued)
5.711%, (5.711% to 1-24-34, then Overnight SOFR + 1.922%), 01/24/2035	$436,000	$437,882
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	1,021,000	1,088,796
Trust Fibra Uno 6.390%, 01/15/2050 (D)	356,000	288,879
UBS AG 5.650%, 09/11/2028	664,000	679,711
UBS Group AG
3.091%, (3.091% to 5-14-31, then Overnight SOFR + 1.730%), 05/14/2032 (D)	453,000	385,308
4.194%, (4.194% to 4-1-30, then Overnight SOFR + 3.730%), 04/01/2031 (D)	469,000	435,464
4.282%, 01/09/2028 (D)	645,000	622,460
5.699%, (5.699% to 2-8-34, then 1 Year CMT + 1.770%), 02/08/2035 (D)	312,000	313,579
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (D)	466,000	487,791
Wells Fargo & Company
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	1,613,000	1,554,379
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	1,162,000	1,159,551
5.499%, (5.499% to 1-23-34, then Overnight SOFR + 1.780%), 01/23/2035	900,000	902,119
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	291,000	294,449
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	442,000	460,361
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	1,174,000	1,259,202
		55,073,646
Health care – 2.4%
AbbVie, Inc.
3.200%, 11/21/2029	1,090,000	1,004,432
4.050%, 11/21/2039	310,000	276,024
4.250%, 11/21/2049	320,000	277,138
4.500%, 05/14/2035	642,000	617,177
4.550%, 03/15/2035	730,000	705,578
4.800%, 03/15/2027 to 03/15/2029	1,452,000	1,453,815
4.950%, 03/15/2031	436,000	439,111
5.050%, 03/15/2034	726,000	734,999
5.400%, 03/15/2054	436,000	448,772
Amgen, Inc. 5.650%, 03/02/2053	1,024,000	1,043,410
Bristol-Myers Squibb Company
5.550%, 02/22/2054	290,000	298,231
5.650%, 02/22/2064	436,000	448,545
CommonSpirit Health 3.347%, 10/01/2029	270,000	247,616
CVS Health Corp.
5.050%, 03/25/2048	348,000	316,046

34

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CVS Health Corp. (continued)
5.875%, 06/01/2053	$204,000	$207,531
DH Europe Finance II Sarl 2.200%, 11/15/2024	718,000	704,077
Eli Lilly & Company
4.700%, 02/09/2034	870,000	865,153
5.000%, 02/09/2054	435,000	432,550
5.100%, 02/09/2064	290,000	288,610
HCA, Inc.
3.625%, 03/15/2032	76,000	67,278
4.625%, 03/15/2052	279,000	233,178
5.250%, 06/15/2049	215,000	196,236
5.900%, 06/01/2053	978,000	983,400
Humana, Inc. 5.375%, 04/15/2031	727,000	727,392
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	853,000	839,850
5.300%, 05/19/2053	904,000	898,788
5.340%, 05/19/2063	584,000	572,251
UnitedHealth Group, Inc.
3.050%, 05/15/2041	137,000	103,700
4.600%, 04/15/2027	599,000	595,539
4.700%, 04/15/2029	450,000	448,449
4.900%, 04/15/2031	599,000	599,276
5.000%, 04/15/2034	749,000	750,308
5.375%, 04/15/2054	300,000	305,116
5.500%, 04/15/2064	150,000	152,609
5.875%, 02/15/2053	695,000	751,923
		19,034,108
Industrials – 1.9%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	250,275	213,163
Burlington Northern Santa Fe LLC
4.450%, 01/15/2053	117,000	103,695
5.200%, 04/15/2054	305,000	302,323
Carrier Global Corp.
5.900%, 03/15/2034	584,000	613,783
6.200%, 03/15/2054	204,000	224,629
Caterpillar Financial Services Corp.
4.500%, 01/08/2027	727,000	722,266
4.850%, 02/27/2029	872,000	877,003
Crowley Conro LLC 4.181%, 08/15/2043	441,875	400,667
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	963,000	941,869
Honeywell International, Inc.
5.000%, 03/01/2035	900,000	903,380
5.250%, 03/01/2054	300,000	302,704
5.350%, 03/01/2064	300,000	303,960
John Deere Capital Corp.
4.150%, 09/15/2027	583,000	572,602
4.500%, 01/08/2027 to 01/16/2029	2,036,000	2,018,141
4.950%, 07/14/2028	232,000	233,749
5.150%, 09/08/2026	1,014,000	1,019,722
Lockheed Martin Corp.
4.800%, 08/15/2034	598,000	591,373
5.200%, 02/15/2064	419,000	414,304
Northrop Grumman Corp.
4.400%, 05/01/2030	335,000	325,843
5.200%, 06/01/2054	75,000	73,043
RTX Corp.
6.100%, 03/15/2034	753,000	804,795
6.400%, 03/15/2054	603,000	682,209
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company
3.250%, 02/01/2035	$289,000	$227,409
3.750%, 02/01/2050	573,000	398,602
5.805%, 05/01/2050	1,107,000	1,047,363
Union Pacific Corp.
2.375%, 05/20/2031	278,000	237,407
2.800%, 02/14/2032	377,000	327,226
Waste Management, Inc. 4.875%, 02/15/2034	578,000	574,046
		15,457,276
Information technology – 2.6%
Apple, Inc.
2.375%, 02/08/2041	213,000	151,760
2.650%, 05/11/2050 to 02/08/2051	411,000	271,909
3.950%, 08/08/2052	410,000	345,557
4.850%, 05/10/2053 (E)	148,000	147,045
Broadcom, Inc.
2.450%, 02/15/2031 (D)	457,000	385,260
3.150%, 11/15/2025	343,000	331,802
4.926%, 05/15/2037 (D)	418,000	396,710
Cisco Systems, Inc.
4.800%, 02/26/2027	872,000	873,403
4.850%, 02/26/2029	872,000	878,437
4.950%, 02/26/2031	581,000	586,128
5.050%, 02/26/2034	1,017,000	1,030,693
5.300%, 02/26/2054	436,000	447,548
Intel Corp.
2.800%, 08/12/2041	251,000	181,471
5.000%, 02/21/2031	436,000	436,447
5.150%, 02/21/2034	1,163,000	1,165,650
5.600%, 02/21/2054	581,000	591,980
5.625%, 02/10/2043	168,000	173,705
5.700%, 02/10/2053	583,000	602,661
5.900%, 02/10/2063	407,000	431,804
Intuit, Inc.
5.125%, 09/15/2028	579,000	588,903
5.200%, 09/15/2033	579,000	589,696
5.250%, 09/15/2026	725,000	731,788
5.500%, 09/15/2053	581,000	603,116
KLA Corp.
3.300%, 03/01/2050	239,000	175,432
4.700%, 02/01/2034	581,000	572,009
Marvell Technology, Inc.
5.750%, 02/15/2029	435,000	445,226
5.950%, 09/15/2033	435,000	450,796
Micron Technology, Inc.
5.375%, 04/15/2028	1,464,000	1,478,455
5.875%, 02/09/2033	172,000	177,986
Motorola Solutions, Inc.
5.000%, 04/15/2029	203,000	201,964
5.400%, 04/15/2034	291,000	290,425
Oracle Corp. 4.000%, 07/15/2046	507,000	399,399
Qualcomm, Inc. 6.000%, 05/20/2053	658,000	735,484
Texas Instruments, Inc.
4.600%, 02/08/2029	580,000	580,914
4.850%, 02/08/2034	725,000	728,492
5.000%, 03/14/2053	643,000	630,863
5.150%, 02/08/2054	290,000	291,114
VMware LLC
1.000%, 08/15/2024	908,000	892,059
1.400%, 08/15/2026	407,000	371,696
		20,365,787

35

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 0.6%
Air Products and Chemicals, Inc. 4.850%, 02/08/2034	$725,000	$717,287
Anglo American Capital PLC 4.750%, 03/16/2052 (D)	322,000	271,945
Celanese US Holdings LLC
6.379%, 07/15/2032	290,000	300,850
6.550%, 11/15/2030	456,000	479,629
Glencore Finance Canada, Ltd.
5.550%, 10/25/2042 (D)	131,000	126,265
6.000%, 11/15/2041 (D)	107,000	107,269
Glencore Funding LLC
5.371%, 04/04/2029 (D)	1,167,000	1,169,314
5.634%, 04/04/2034 (D)	729,000	730,948
Newmont Corp. 5.350%, 03/15/2034 (D)	261,000	262,664
The Dow Chemical Company
5.150%, 02/15/2034	581,000	578,936
5.600%, 02/15/2054	435,000	433,283
		5,178,390
Real estate – 1.5%
Agree LP
2.000%, 06/15/2028	547,000	480,940
2.600%, 06/15/2033	124,000	97,368
4.800%, 10/01/2032	274,000	259,206
American Homes 4 Rent LP
3.625%, 04/15/2032	503,000	442,324
4.300%, 04/15/2052	225,000	176,298
5.500%, 02/01/2034	290,000	289,127
American Tower Corp.
2.950%, 01/15/2051	146,000	94,143
3.125%, 01/15/2027	247,000	233,539
5.500%, 03/15/2028	582,000	586,874
5.900%, 11/15/2033	871,000	901,908
Brixmor Operating Partnership LP 2.500%, 08/16/2031	481,000	394,851
CBRE Services, Inc. 5.500%, 04/01/2029	290,000	291,751
Crown Castle, Inc.
2.100%, 04/01/2031	495,000	400,679
2.900%, 04/01/2041	291,000	205,766
5.100%, 05/01/2033	429,000	418,438
5.800%, 03/01/2034	904,000	924,751
Essex Portfolio LP 2.550%, 06/15/2031	259,000	215,095
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	87,000	69,129
4.150%, 04/15/2032	501,000	458,501
Realty Income Corp.
2.100%, 03/15/2028	278,000	248,722
2.200%, 06/15/2028	270,000	241,165
2.850%, 12/15/2032	364,000	302,730
3.400%, 01/15/2030	297,000	270,440
4.900%, 07/15/2033	432,000	417,398
5.125%, 02/15/2034	909,000	891,982
5.625%, 10/13/2032	217,000	221,520
Regency Centers LP
2.950%, 09/15/2029	689,000	616,485
5.250%, 01/15/2034	290,000	288,896
STORE Capital Corp.
2.700%, 12/01/2031	175,000	137,699
2.750%, 11/18/2030	445,000	357,520
4.500%, 03/15/2028	289,000	273,916
4.625%, 03/15/2029	321,000	302,423
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Sun Communities Operating LP 4.200%, 04/15/2032	$652,000	$584,737
		12,096,321
Utilities – 2.3%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	182,000	150,671
Baltimore Gas and Electric Company
2.250%, 06/15/2031	390,000	328,329
5.400%, 06/01/2053	437,000	434,627
CenterPoint Energy Houston Electric LLC
3.600%, 03/01/2052	288,000	218,765
5.150%, 03/01/2034	349,000	351,528
5.200%, 10/01/2028	436,000	443,414
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	88,000	60,532
5.200%, 03/01/2033	155,000	157,660
5.500%, 03/15/2034	876,000	904,933
5.900%, 11/15/2053	292,000	311,640
Consumers Energy Company
2.500%, 05/01/2060	237,000	136,625
4.600%, 05/30/2029	641,000	633,545
DTE Electric Company
2.950%, 03/01/2050	455,000	306,003
3.650%, 03/01/2052	208,000	157,433
5.200%, 03/01/2034	581,000	583,655
Duke Energy Carolinas LLC
2.550%, 04/15/2031	175,000	151,093
2.850%, 03/15/2032	484,000	415,121
3.550%, 03/15/2052	353,000	257,004
4.950%, 01/15/2033	292,000	290,390
5.350%, 01/15/2053	585,000	576,725
5.400%, 01/15/2054	291,000	289,598
Duke Energy Corp. 3.500%, 06/15/2051	82,000	57,567
Duke Energy Florida LLC 2.400%, 12/15/2031	389,000	326,291
Duke Energy Progress LLC
2.500%, 08/15/2050	393,000	236,228
5.250%, 03/15/2033	290,000	293,210
Entergy Arkansas LLC
2.650%, 06/15/2051	351,000	213,543
5.150%, 01/15/2033	585,000	586,544
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	380,000	351,701
4.300%, 01/15/2029 (D)	458,000	441,878
5.150%, 03/30/2026 (D)	293,000	290,566
5.200%, 04/01/2028 (D)	439,000	439,431
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (D)	278,000	234,347
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	428,000	355,629
MidAmerican Energy Company
2.700%, 08/01/2052	338,000	210,449
5.300%, 02/01/2055	276,000	273,019
Mississippi Power Company
3.100%, 07/30/2051	468,000	309,918
4.250%, 03/15/2042	199,000	169,398
Northern States Power Company 5.400%, 03/15/2054	465,000	468,265
NSTAR Electric Company 3.100%, 06/01/2051	97,000	65,876

36

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company
3.500%, 08/01/2050	$145,000	$99,072
3.950%, 12/01/2047	933,000	697,950
4.200%, 06/01/2041	226,000	181,927
4.750%, 02/15/2044	131,000	110,514
4.950%, 07/01/2050	1,247,000	1,072,659
5.800%, 05/15/2034	669,000	675,194
PECO Energy Company 2.850%, 09/15/2051	470,000	303,412
Public Service Company of Oklahoma 3.150%, 08/15/2051	264,000	176,754
Public Service Electric & Gas Company
1.900%, 08/15/2031	670,000	545,686
2.050%, 08/01/2050	108,000	61,186
2.700%, 05/01/2050	182,000	119,248
Public Service Enterprise Group, Inc.
5.200%, 04/01/2029	437,000	437,336
5.450%, 04/01/2034	204,000	204,377
5.875%, 10/15/2028	587,000	604,395
Southern California Edison Company 4.125%, 03/01/2048	294,000	237,316
Virginia Electric & Power Company 2.950%, 11/15/2051	390,000	252,396
		18,262,573
TOTAL CORPORATE BONDS (Cost $196,437,821)		$193,965,127
MUNICIPAL BONDS – 0.3%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	285,000	182,545
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	886,527
North Texas Tollway Authority 6.718%, 01/01/2049	697,000	823,042
Ohio State University 4.800%, 06/01/2111	464,000	416,054
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	511,339
TOTAL MUNICIPAL BONDS (Cost $3,491,211)		$2,819,507
COLLATERALIZED MORTGAGE OBLIGATIONS – 15.7%
Commercial and residential – 2.3%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	107,810	99,528
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	66,446	61,581
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	445,897	362,577
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	185,553	181,235
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	266,412	251,658
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 6.140%, 09/15/2036 (B)(D)	2,021,000	2,006,010
Series 2021-XL2, Class A (1 month CME Term SOFR + 0.803%), 6.128%, 10/15/2038 (B)(D)	781,148	775,290
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	$181,772	$176,996
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	604,139	486,221
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	636,029	517,757
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	578,442	576,905
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	363,680	356,086
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month CME Term SOFR + 0.869%) 6.195%, 10/15/2038 (B)(D)	786,984	782,557
GS Mortgage Securities Trust
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	301,749	294,085
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	995,000	796,288
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	301,701	297,201
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	274,149	272,358
Series 2015-C28, Class A3, 2.912%, 10/15/2048	993,317	973,975
Series 2015-C30, Class A5, 3.822%, 07/15/2048	535,000	513,068
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	198,000	189,170
Med Trust Series 2021-MDLN, Class A (1 month CME Term SOFR + 1.064%) 6.389%, 11/15/2038 (B)(D)	1,266,920	1,263,752
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	245,556	211,083
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	557,000	462,993
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	122,860	113,125
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month CME Term SOFR + 0.864%) 6.194%, 05/25/2055 (B)(D)	575,467	575,536
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	44,087	41,208
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	171,316	161,359
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	147,287	135,532

37

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust (continued)
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	$209,195	$182,403
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	574,400	476,870
Verus Securitization Trust
Series 2019-4, Class A1, 3.642%, 11/25/2059 (D)	183,409	177,460
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	74,536	72,177
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(F)	39,872	39,374
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	264,642	230,838
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(F)	507,644	437,770
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	411,598	341,211
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	529,596	418,208
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	1,234,493	1,024,836
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(F)	597,754	517,212
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	567,458	485,496
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	214,946	194,269
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	241,978	214,674
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	163,213	151,259
		17,899,191
U.S. Government Agency – 13.4%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	897,693	809,668
Series 271, Class F5 (30 day Average SOFR + 0.614%), 5.933%, 08/15/2042 (B)	268,063	264,019
Series 272, Class F1 (30 day Average SOFR + 0.614%), 5.933%, 08/15/2042 (B)	427,833	421,417
Series 280, Class F1 (30 day Average SOFR + 0.614%), 5.933%, 09/15/2042 (B)	432,001	425,474
Series 4047, Class CX, 3.500%, 05/15/2042	812,000	728,772
Series 4091, Class BX, 3.250%, 10/15/2041	430,044	392,688
Series 4091, Class EX, 3.375%, 07/15/2042	275,243	251,509
Series 4091, Class MX, 3.250%, 02/15/2042	348,530	316,640
Series 4117, Class HB, 2.500%, 10/15/2042	279,000	237,612
Series 4122, Class FP (30 day Average SOFR + 0.514%), 5.833%, 10/15/2042 (B)	309,137	303,685
Series 4205, Class PA, 1.750%, 05/15/2043	291,086	243,187
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4240, Class FA (30 day Average SOFR + 0.614%), 5.933%, 08/15/2043 (B)	$786,495	$773,900
Series 4248, Class FT (30 day Average SOFR + 0.614%), 5.933%, 09/15/2043 (B)	273,720	269,857
Series 4286, Class VF (30 day Average SOFR + 0.564%), 5.883%, 12/15/2043 (B)	582,347	572,734
Series 4446, Class CP, 2.250%, 03/15/2045	364,127	313,857
Series 4582, Class HA, 3.000%, 09/15/2045	1,378,427	1,267,880
Series 4614, Class FG (30 day Average SOFR + 0.614%), 5.933%, 09/15/2046 (B)	313,595	308,163
Series 4628, Class KF (30 day Average SOFR + 0.614%), 5.933%, 01/15/2055 (B)	400,863	392,938
Series 4719, Class LA, 3.500%, 09/15/2047	390,005	352,222
Series 4719, Class LM, 3.000%, 09/15/2047	303,717	266,304
Series 4742, Class PA, 3.000%, 10/15/2047	781,640	697,737
Series 4753, Class BD, 3.000%, 01/15/2048	296,000	255,367
Series 4793, Class FD (30 day Average SOFR + 0.414%), 5.733%, 06/15/2048 (B)	118,210	114,872
Series 4826, Class KF (30 day Average SOFR + 0.414%), 5.733%, 09/15/2048 (B)	254,792	248,509
Series 4857, Class JA, 3.350%, 01/15/2049	1,224,346	1,145,088
Series 4880, Class DA, 3.000%, 05/15/2050	598,007	536,457
Series 4903, Class NF (30 day Average SOFR + 0.514%), 5.835%, 08/25/2049 (B)	241,203	236,609
Series 4927, Class BG, 3.000%, 11/25/2049	529,926	477,353
Series 4937, Class MD, 2.500%, 10/25/2049	531,641	458,162
Series 4940, Class AG, 3.000%, 05/15/2040	350,286	323,697
Series 4941, Class GA, 2.000%, 12/15/2047	303,229	249,821
Series 4954, Class LB, 2.500%, 02/25/2050	333,307	287,032
Series 4957, Class MY, 3.000%, 02/25/2050	317,000	257,312
Series 4979, Class UC, 1.500%, 06/25/2050	989,400	788,335
Series 4990, Class FN (30 day Average SOFR + 0.464%), 5.785%, 05/25/2050 (B)	685,500	668,159
Series 4993, Class KF (30 day Average SOFR + 0.564%), 5.885%, 07/25/2050 (B)	2,246,134	2,201,975

38

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5004, Class FM (30 day Average SOFR + 0.464%), 5.785%, 08/25/2050 (B)	$474,677	$462,170
Series 5020, Class ET, 3.500%, 10/25/2050	447,822	401,033
Series 5058, Class BC, 5.000%, 11/25/2050	324,407	317,843
Series 5091, Class AB, 1.500%, 03/25/2051	938,591	746,765
Series 5092, Class HE, 2.000%, 02/25/2051	533,207	440,689
Series 5116, Class PB, 2.250%, 02/25/2051	556,335	472,647
Series 5118, Class CA, 1.500%, 10/15/2033	474,000	414,186
Series 5119, Class AB, 1.500%, 08/25/2049	415,044	324,935
Series 5119, Class QF (30 day Average SOFR + 0.200%), 5.520%, 06/25/2051 (B)	678,476	647,996
Series 5143, Class GA, 2.000%, 06/25/2049	341,589	276,403
Series 5159, Class UA, 2.500%, 12/25/2048	593,640	520,415
Series 5178, Class TP, 2.500%, 04/25/2049	739,157	633,557
Series 5182, Class D, 2.500%, 11/25/2043	2,256,634	2,045,395
Series 5182, Class M, 2.500%, 05/25/2049	449,573	392,407
Series 5184, Class AB, 2.500%, 05/25/2048	325,240	287,291
Series 5201, Class CA, 2.500%, 07/25/2048	672,398	596,710
Series 5202, Class BH, 2.000%, 12/25/2047	354,811	314,330
Series 5202, Class LA, 2.500%, 05/25/2049	673,318	580,364
Series 5202, Class MB, 3.000%, 11/25/2048	862,559	771,495
Series 5202, Class TA, 2.500%, 12/25/2048	1,021,666	911,808
Series 5206, Class CA, 3.000%, 02/25/2047	385,402	344,958
Series 5206, Class CD, 3.500%, 05/25/2049	667,226	608,864
Series 5207, Class PA, 3.000%, 06/25/2051	713,009	634,443
Series 5209, Class EA, 3.000%, 08/25/2050	552,008	494,819
Series 5209, Class EJ, 3.000%, 08/25/2050	552,008	494,819
Series 5210, Class DC, 3.000%, 09/25/2051	512,750	467,972
Series 5214, Class BY, 3.000%, 04/25/2052	496,000	398,484
Series 5217, Class CD, 2.500%, 07/25/2049	551,164	498,345
Series 5220, Class QK, 3.500%, 09/25/2050	1,049,562	979,511
Series 5228, Class TN, 3.500%, 07/25/2039	362,357	340,143
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5300, Class C, 2.000%, 09/25/2047	$904,646	$820,558
Series 5335, Class FB (30 day Average SOFR + 0.814%), 6.133%, 10/15/2039 (B)	891,519	892,790
Series 5338, Class FH (30 day Average SOFR + 0.414%), 5.733%, 04/15/2045 (B)	881,918	860,953
Series 5386, Class DM, 2.000%, 03/25/2044	544,000	383,032
Series 5396, Class HF (30 day Average SOFR + 0.950%), 6.270%, 04/25/2054 (B)	1,212,000	1,212,003
Series 5399, Class FB (30 day Average SOFR + 0.900%), 6.220%, 04/25/2054 (B)	686,000	686,343
Federal National Mortgage Association
Series 2011-111, Class DB, 4.000%, 11/25/2041	439,718	417,844
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 5.785%, 12/25/2042 (B)	357,447	349,737
Series 2012-151, Class NX, 1.500%, 01/25/2043	305,353	254,318
Series 2013-11, Class AP, 1.500%, 01/25/2043	971,178	871,211
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 5.785%, 03/25/2043 (B)	428,475	419,176
Series 2013-43, Class BP, 1.750%, 05/25/2043	358,614	300,529
Series 2014-17, Class DY, 3.500%, 04/25/2044	526,000	468,602
Series 2014-25, Class EL, 3.000%, 05/25/2044	406,731	366,596
Series 2014-74, Class PC, 2.500%, 06/25/2044	320,849	296,041
Series 2015-20, Class EF (30 day Average SOFR + 0.464%), 5.785%, 04/25/2045 (B)	989,720	967,651
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 5.735%, 05/25/2045 (B)	626,412	611,707
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 5.735%, 05/25/2045 (B)	382,649	373,106
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 5.735%, 07/25/2045 (B)	468,021	456,548
Series 2015-8, Class AP, 2.000%, 03/25/2045	730,898	636,230
Series 2015-84, Class PA, 1.700%, 08/25/2033	1,128,462	1,021,892
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 5.835%, 04/25/2046 (B)	1,354,577	1,337,670
Series 2016-45, Class PB, 3.000%, 07/25/2046 (A)	292,000	225,008
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,182,877	1,073,080
Series 2016-57, Class PC, 1.750%, 06/25/2046	2,427,215	2,019,747

39

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-13, Class PA, 3.000%, 08/25/2046	$483,775	$439,973
Series 2017-30, Class FA (30 day Average SOFR + 0.464%), 5.785%, 05/25/2047 (B)	236,744	231,522
Series 2017-78, Class FC (30 day Average SOFR + 0.464%), 5.785%, 10/25/2047 (B)	454,646	444,160
Series 2018-14, Class KC, 3.000%, 03/25/2048	787,099	728,504
Series 2018-38, Class MA, 3.300%, 06/25/2048	604,613	562,565
Series 2018-45, Class TM, 3.000%, 06/25/2048	474,184	419,632
Series 2018-55, Class GA, 3.375%, 08/25/2048	462,020	429,507
Series 2018-64, Class A, 3.000%, 09/25/2048	409,400	353,999
Series 2018-8, Class KL, 2.500%, 03/25/2047	431,840	377,233
Series 2018-85, Class EA, 3.500%, 12/25/2048	336,405	314,239
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 5.935%, 04/25/2049 (B)	240,437	236,476
Series 2019-25, Class PA, 3.000%, 05/25/2048	766,937	692,634
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 5.935%, 08/25/2059 (B)	580,245	569,959
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 5.835%, 08/25/2049 (B)	466,311	457,157
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 5.885%, 11/25/2049 (B)	241,052	236,526
Series 2020-12, Class FL (30 day Average SOFR + 0.564%), 5.885%, 03/25/2050 (B)	423,215	411,634
Series 2020-34, Class F (30 day Average SOFR + 0.564%), 5.885%, 06/25/2050 (B)	332,186	325,723
Series 2020-37, Class DA, 1.500%, 06/25/2050	248,171	213,249
Series 2020-45, Class JL, 3.000%, 07/25/2040	834,504	755,935
Series 2020-48, Class AB, 2.000%, 07/25/2050	381,662	311,190
Series 2020-48, Class DA, 2.000%, 07/25/2050	1,164,725	966,444
Series 2020-59, Class NC, 3.000%, 08/25/2040	502,494	454,994
Series 2021-22, Class MN, 2.750%, 10/25/2050	570,857	504,333
Series 2021-26, Class BD, 1.750%, 05/25/2051	308,323	265,884
Series 2021-27, Class EC, 1.500%, 05/25/2051	1,635,811	1,300,671
Series 2021-33, Class AV, 2.500%, 03/25/2048	231,847	170,591
Series 2021-42, Class AC, 2.000%, 02/25/2051	451,415	377,721
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2021-42, Class DC, 2.000%, 11/25/2050	$1,085,467	$903,480
Series 2021-73, Class A, 2.500%, 11/25/2049	590,621	510,874
Series 2021-73, Class DJ, 2.000%, 03/25/2049	617,115	515,326
Series 2021-76, Class KB, 1.250%, 11/25/2051	269,671	217,499
Series 2021-78, Class ND, 1.500%, 11/25/2051	887,213	710,972
Series 2021-86, Class MA, 2.500%, 11/25/2047	961,641	850,221
Series 2021-91, Class AB, 2.500%, 09/25/2049	568,544	493,306
Series 2021-95, Class MA, 2.500%, 04/25/2050	712,050	602,690
Series 2021-96, Class AH, 2.500%, 03/25/2049	624,527	533,395
Series 2022-11, Class D, 3.000%, 01/25/2050	623,905	561,279
Series 2022-18, Class DL, 3.250%, 07/25/2046	805,409	736,024
Series 2022-28, Class CA, 2.000%, 01/25/2048	551,018	494,051
Series 2022-3, Class N, 2.000%, 10/25/2047	1,605,211	1,386,051
Series 2022-4, Class MH, 3.000%, 09/25/2048	652,264	594,136
Series 2022-49, Class NQ, 3.000%, 02/25/2052	292,000	252,891
Series 2022-89, Class AY, 3.000%, 02/25/2048	623,000	515,732
Series 2022-9, Class DJ, 3.250%, 03/25/2049	447,409	408,181
Series 2023-14, Class EJ, 2.750%, 04/25/2049	553,091	502,419
Series 2023-37, Class FG (30 day Average SOFR + 0.414%), 5.735%, 08/25/2050 (B)	1,556,356	1,515,955
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 5.835%, 01/25/2050 (B)	955,708	937,107
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 5.985%, 06/25/2040 (B)	616,694	611,474
Series 414, Class A35, 3.500%, 10/25/2042	976,003	894,077
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	487,595	472,697
Series 2013-152, Class HA, 2.500%, 06/20/2043	521,993	468,652
Series 2014-181, Class L, 3.000%, 12/20/2044	334,000	294,208
Series 2015-144, Class CA, 2.500%, 10/20/2045	548,597	472,283
Series 2015-161, Class GF (1 month CME Term SOFR + 0.414%), 5.743%, 11/20/2045 (B)	298,499	291,597
Series 2016-136, Class A, 3.000%, 07/20/2044 (A)	282,504	246,637

40

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2016-93, Class AB, 1.750%, 07/20/2044	$609,221	$481,264
Series 2017-139, Class GA, 3.000%, 09/20/2047	1,247,012	1,113,060
Series 2017-167, Class BQ, 2.500%, 08/20/2044	412,633	373,847
Series 2018-65, Class DC, 3.500%, 05/20/2048	410,000	365,351
Series 2020-133, Class GA, 1.000%, 09/20/2050	645,654	538,986
Series 2020-138, Class LE, 1.500%, 09/20/2050	1,486,723	1,166,995
Series 2021-215, Class GA, 2.000%, 12/20/2051	335,678	284,102
Series 2021-227, Class E, 2.500%, 07/20/2050	2,346,256	2,009,464
Series 2021-27, Class BD, 5.000%, 02/20/2051	470,138	459,120
Series 2021-27, Class CW, 5.001%, 02/20/2051 (F)	606,687	584,154
Series 2021-27, Class NT, 5.000%, 02/20/2051	485,782	459,549
Series 2021-27, Class Q, 5.000%, 02/20/2051	424,743	403,050
Series 2021-8, Class CY, 5.000%, 01/20/2051	431,449	424,509
Series 2022-107, Class C, 2.500%, 06/20/2051	2,009,228	1,640,911
Series 2022-153, Class KA, 4.000%, 12/20/2049	547,825	524,290
Series 2022-191, Class B, 4.000%, 06/20/2041	2,382,000	2,191,923
Series 2022-191, Class BY, 4.000%, 08/20/2041	2,598,000	2,393,390
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 6.019%, 11/20/2052 (B)	1,810,377	1,793,950
Series 2022-205, Class A, 2.000%, 09/20/2051	730,155	573,807
Series 2022-31, Class GH, 2.500%, 12/20/2049	1,263,127	1,099,999
Series 2022-34, Class DN, 3.500%, 09/20/2041	1,027,324	943,961
Series 2022-5, Class BA, 2.000%, 10/20/2049	2,473,824	2,084,207
Series 2022-50, Class CA, 3.000%, 03/20/2052	1,763,467	1,547,606
Series 2022-50, Class DC, 2.500%, 08/20/2051	587,245	509,055
Series 2022-66, Class CG, 3.500%, 04/20/2052	1,131,219	1,052,782
Series 2022-84, Class A, 2.500%, 01/20/2052	595,627	491,536
		107,058,717
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $129,403,498)		$124,957,908
ASSET BACKED SECURITIES – 8.1%
Ally Auto Receivables Trust Series 2022-3, Class A4 5.070%, 06/15/2031	331,000	329,896
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
American Express Credit Account Master Trust Series 2023-1, Class A 4.870%, 05/15/2028	$432,000	$431,087
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	633,000	627,048
Series 2023-1, Class A3 5.620%, 11/18/2027	295,000	296,370
Series 2023-2, Class A3 5.810%, 05/18/2028	599,000	602,082
BA Credit Card Trust Series 2023-A2, Class A2 4.980%, 11/15/2028	2,487,000	2,492,958
BMW Vehicle Lease Trust Series 2023-1, Class A4 5.070%, 06/25/2026	457,000	455,121
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3 4.870%, 02/15/2028	1,070,000	1,063,320
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	416,000	406,013
Chase Issuance Trust Series 2024-A2, Class A 4.630%, 01/15/2031	1,140,000	1,135,338
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 7.094%, 11/26/2046 (B)(D)	252,546	254,642
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	190,283	181,728
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	337,459	310,029
Discover Card Execution Note Trust
Series 2023-A1, Class A 4.310%, 03/15/2028	868,000	855,656
Series 2023-A2, Class A 4.930%, 06/15/2028	2,632,000	2,626,884
Ford Credit Auto Lease Trust
Series 2024-A, Class A3 5.060%, 05/15/2027	1,299,000	1,297,088
Series 2024-A, Class A4 5.050%, 06/15/2027	303,000	301,851
Ford Credit Auto Owner Trust
Series 2022-D, Class A4 5.300%, 03/15/2028	299,000	299,964
Series 2023-A, Class A3 4.650%, 02/15/2028	1,281,000	1,269,586
Series 2024-1, Class A 4.870%, 08/15/2036 (D)	855,000	853,251
GM Financial Automobile Leasing Trust
Series 2023-2, Class A4 5.090%, 05/20/2027	416,000	414,699
Series 2023-3, Class A4 5.440%, 08/20/2027	264,000	264,632
GM Financial Consumer Automobile Receivables Trust Series 2022-4, Class A3 4.820%, 08/16/2027	510,000	507,425
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (D)	1,007,000	1,011,256

41

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A4 5.170%, 04/15/2027 (D)	$661,000	$658,216
Series 2023-C, Class A4 5.840%, 09/15/2027 (D)	447,000	451,546
Series 2024-A, Class A3 5.020%, 03/15/2027 (D)	793,000	789,161
Series 2024-A, Class A4 5.070%, 02/15/2028 (D)	301,000	299,684
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	549,000	519,378
Series 2022-A, Class A3 2.220%, 10/15/2026	804,126	786,841
Series 2022-A, Class A4 2.350%, 04/17/2028	341,000	324,982
Series 2023-A, Class A4 4.480%, 07/17/2028	599,000	589,962
Series 2023-B, Class A3 5.480%, 04/17/2028	338,000	340,225
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A4 5.250%, 02/15/2029	693,000	695,137
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) 7.040%, 10/15/2031 (B)(D)	211,209	211,689
Series 2016-AA, Class A2B (1 month CME Term SOFR + 2.264%) 7.590%, 12/15/2045 (B)(D)	150,175	151,371
Navient Private Education Refi Loan Trust
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	8,109	8,060
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	425,707	412,927
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	332,422	319,574
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	877,831	830,682
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	480,366	449,522
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	84,050	76,166
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	340,567	307,082
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	203,960	178,263
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	852,875	749,420
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	1,177,731	1,017,983
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	744,193	635,401
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	185,694	162,410
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	1,821,569	1,607,436
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	791,142	688,749
Nelnet Student Loan Trust
Series 2004-3, Class A5 (90 day Average SOFR + 0.442%) 5.803%, 10/27/2036 (B)	498,956	491,690
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 5.783%, 01/25/2037 (B)	$402,201	$398,587
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 5.733%, 10/25/2033 (B)	1,568,514	1,550,976
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 5.715%, 03/23/2037 (B)	1,382,477	1,367,196
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 5.735%, 12/24/2035 (B)	930,568	918,451
Series 2005-4, Class A4 (90 day Average SOFR + 0.442%) 5.795%, 03/22/2032 (B)	260,123	250,698
Nissan Auto Lease Trust
Series 2023-B, Class A4 5.610%, 11/15/2027	585,000	586,543
Series 2024-A, Class A4 4.970%, 09/15/2028	317,000	315,484
Nissan Auto Receivables Owner Trust Series 2022-B, Class A4 4.450%, 11/15/2029	415,000	408,204
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	448,566	445,645
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	302,000	297,558
Santander Drive Auto Receivables Trust
Series 2022-2, Class A3 2.980%, 10/15/2026	200,433	199,978
Series 2022-3, Class A3 3.400%, 12/15/2026	185,558	184,708
Series 2022-4, Class A3 4.140%, 02/16/2027	441,589	439,514
Series 2022-5, Class A3 4.110%, 08/17/2026	242,104	241,389
Series 2022-6, Class A3 4.490%, 11/16/2026	778,641	775,993
Series 2022-7, Class A3 5.750%, 04/15/2027	354,000	354,031
Series 2024-1, Class A3 5.250%, 04/17/2028	554,000	553,587
SBNA Auto Lease Trust
Series 2024-A, Class A3 5.390%, 11/20/2026 (D)	604,000	603,962
Series 2024-A, Class A4 5.240%, 01/22/2029 (D)	827,000	825,121
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (D)	408,000	407,908
Series 2024-A, Class A4 5.210%, 04/16/2029 (D)	175,000	175,096
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (D)	904,000	899,628
Series 2024-1A, Class A4 4.940%, 01/21/2031 (D)	153,000	152,291
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	26,959	26,401
Series 2016-C, Class A2B (1 month CME Term SOFR + 1.214%) 6.540%, 09/15/2034 (B)(D)	69,004	69,019

42

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	$1,056,528	$931,949
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	359,722	326,158
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	664,427	602,061
Series 2024-A, Class A1B (30 day Average SOFR + 1.450%) 6.769%, 03/15/2056 (B)(D)	742,000	742,890
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	15,075	14,509
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	69,483	63,308
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	599,253	509,479
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.540%, 07/15/2029	1,412,000	1,425,151
Series 2024-A1, Class A 5.040%, 03/15/2030	563,000	562,984
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	656,000	652,937
Series 2024-1A, Class A 5.050%, 09/20/2029 (D)	907,000	906,803
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	378,000	381,837
Series 2023-B, Class A3 4.710%, 02/15/2028	772,000	766,301
Series 2023-C, Class A3 5.160%, 04/17/2028	1,222,000	1,223,110
Verizon Master Trust
Series 2022-2, Class A 1.530%, 07/20/2028	577,000	558,908
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	1,025,000	1,002,566
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	765,000	749,173
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	1,174,000	1,160,152
Series 2023-2, Class A 4.890%, 04/13/2028	432,000	429,687
Series 2023-4, Class A1A 5.160%, 06/20/2029	1,984,000	1,987,393
Series 2024-1, Class A1A 5.000%, 12/20/2028	1,376,000	1,371,814
Series 2024-2, Class A 4.830%, 12/22/2031 (D)	658,000	657,479
Volkswagen Auto Loan Enhanced Trust Series 2023-1, Class A3 5.020%, 06/20/2028	853,000	851,773
WF Card Issuance Trust Series 2024-A1, Class A 4.940%, 02/15/2029	1,726,000	1,729,107
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	448,707	449,288
TOTAL ASSET BACKED SECURITIES (Cost $66,011,552)		$64,546,266
Core Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 1.8%
Short-term funds – 1.8%
John Hancock Collateral Trust, 5.2975% (G)(H)	18,658	$186,533
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2417% (G)	13,966,617	13,966,617
TOTAL SHORT-TERM INVESTMENTS (Cost $14,153,197)		$14,153,150
Total Investments (Core Bond Trust) (Cost $852,520,987) – 103.7%		$826,421,077
Other assets and liabilities, net – (3.7%)		(29,656,565)
TOTAL NET ASSETS – 100.0%		$796,764,512
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $182,526.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 3-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.1%
Austria - 0.5%
ANDRITZ AG	24,192	$1,507,816
Belgium - 0.3%
Azelis Group NV	37,440	790,820
Bermuda - 2.8%
Everest Group, Ltd.	12,048	4,789,080
Hiscox, Ltd.	215,848	3,381,461
		8,170,541
Brazil - 0.7%
Banco do Brasil SA	193,800	2,187,853
Canada - 10.8%
Allied Gold Corp. (A)	228,498	573,543
Capstone Copper Corp. (A)	264,444	1,682,852
Cenovus Energy, Inc.	532,062	10,636,920
Kinross Gold Corp.	963,410	5,910,404

43

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
MEG Energy Corp. (A)	128,728	$2,955,550
Suncor Energy, Inc.	83,584	3,084,688
Teck Resources, Ltd., Class B	146,275	6,695,249
		31,539,206
China - 0.8%
Alibaba Group Holding, Ltd.	256,400	2,318,583
Finland - 1.1%
Fortum OYJ	261,053	3,223,016
France - 10.5%
Airbus SE	16,987	3,129,505
AXA SA	126,057	4,734,186
Capgemini SE	7,990	1,838,591
Cie de Saint-Gobain SA	25,395	1,971,008
Eurazeo SE	24,297	2,129,023
Imerys SA	38,754	1,320,235
Kering SA	2,079	823,460
Rexel SA	93,431	2,523,845
Sanofi SA	25,878	2,517,536
SPIE SA	117,710	4,424,796
Technip Energies NV	53,376	1,350,269
Vallourec SACA (A)	208,226	3,867,716
		30,630,170
Germany - 7.4%
Allianz SE	13,522	4,052,790
Commerzbank AG	343,977	4,727,701
Daimler Truck Holding AG	70,340	3,564,475
Infineon Technologies AG	71,054	2,416,237
Siemens AG	34,975	6,678,108
		21,439,311
Ireland - 4.1%
AIB Group PLC	555,663	2,820,798
CRH PLC	86,636	7,477,544
Ryanair Holdings PLC, ADR	11,429	1,663,948
		11,962,290
Italy - 0.8%
Iveco Group NV (A)	152,877	2,277,444
Japan - 18.4%
Asahi Group Holdings, Ltd.	117,600	4,318,257
Honda Motor Company, Ltd.	280,300	3,468,346
Japan Post Holdings Company, Ltd.	291,900	2,940,930
Kansai Paint Company, Ltd. (B)	216,300	3,098,088
Keisei Electric Railway Company, Ltd.	24,200	984,096
Mitsubishi Chemical Group Corp.	513,100	3,126,973
Mitsubishi Electric Corp.	256,300	4,290,193
Mitsubishi Heavy Industries, Ltd.	404,000	3,661,588
Panasonic Holdings Corp.	233,900	2,232,287
Renesas Electronics Corp.	310,300	5,529,750
Resona Holdings, Inc.	499,000	3,076,066
Ryohin Keikaku Company, Ltd.	344,300	5,634,534
Sony Group Corp.	25,900	2,220,944
Subaru Corp.	50,800	1,150,511
Sumitomo Mitsui Financial Group, Inc.	61,400	3,590,224
Suzuken Company, Ltd.	34,200	1,042,612
Suzuki Motor Corp.	279,200	3,187,701
		53,553,100
Jordan - 0.6%
Hikma Pharmaceuticals PLC	73,023	1,766,497
Luxembourg - 0.7%
Tenaris SA	107,841	2,132,157
Netherlands - 3.9%
Aalberts NV	52,733	2,535,375
Euronext NV (C)	19,667	1,871,716
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV	277,678	$4,571,508
Stellantis NV	80,061	2,271,899
		11,250,498
Singapore - 0.9%
Genting Singapore, Ltd.	4,040,300	2,649,777
South Korea - 7.4%
Hana Financial Group, Inc.	72,204	3,160,934
Hankook Tire & Technology Company, Ltd.	25,654	1,030,817
KB Financial Group, Inc.	53,891	2,816,210
KT Corp.	65,916	1,859,171
Kumho Petrochemical Company, Ltd.	13,651	1,424,159
Samsung C&T Corp.	15,630	1,858,708
Samsung Electronics Company, Ltd.	155,366	9,337,110
		21,487,109
Spain - 0.9%
Bankinter SA (B)	339,062	2,484,308
Switzerland - 4.1%
Glencore PLC	570,550	3,130,924
Novartis AG	90,181	8,734,791
		11,865,715
United Kingdom - 19.6%
AstraZeneca PLC	23,966	3,219,680
BAE Systems PLC	201,658	3,437,342
Barratt Developments PLC	228,880	1,373,755
Beazley PLC	743,961	6,255,891
BP PLC	1,289,583	8,090,096
Coca-Cola Europacific Partners PLC	39,325	2,750,784
Endeavour Mining PLC (B)	78,730	1,599,535
IMI PLC	157,624	3,610,970
Informa PLC	212,621	2,230,818
NatWest Group PLC	1,204,422	4,034,016
Nomad Foods, Ltd.	112,845	2,207,248
Reckitt Benckiser Group PLC	27,102	1,544,948
Shell PLC	127,333	4,224,839
Smith & Nephew PLC	94,704	1,185,597
SSE PLC	183,919	3,834,339
Tesco PLC	1,183,080	4,431,188
WH Smith PLC	178,911	2,979,583
		57,010,629
United States - 0.8%
Peabody Energy Corp. (B)	102,378	2,483,690
TOTAL COMMON STOCKS (Cost $247,770,506)		$282,730,530
PREFERRED SECURITIES - 0.8%
South Korea - 0.8%
Samsung Electronics Company, Ltd.	47,156	2,353,660
TOTAL PREFERRED SECURITIES (Cost $2,112,401)		$2,353,660
SHORT-TERM INVESTMENTS - 2.9%
Short-term funds - 2.9%
Fidelity Government Portfolio, Institutional Class, 5.2500% (D)	1,701,749	1,701,749
John Hancock Collateral Trust, 5.2975% (D)(E)	660,906	6,607,346
TOTAL SHORT-TERM INVESTMENTS (Cost $8,311,033)		$8,309,095
Total Investments (Disciplined Value International Trust) (Cost $258,193,940) - 100.8%		$293,393,285
Other assets and liabilities, net - (0.8%)		(2,329,844)
TOTAL NET ASSETS - 100.0%		$291,063,441
Security Abbreviations and Legend
ADR	American Depositary Receipt

44

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust (continued)
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $6,327,090.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.4%
Australia - 0.0%
MMG, Ltd. (A)	240,000	$94,395
Belgium - 0.0%
Titan Cement International SA	2,489	71,286
Brazil - 2.9%
Anima Holding SA (A)	24,800	24,229
Atacadao SA	36,079	98,049
Banco Bradesco SA	77,625	197,181
Banco do Brasil SA	57,415	648,171
Banco Santander Brasil SA	21,018	119,519
Bemobi Mobile Tech SA	3,800	10,479
BrasilAgro - Company Brasileira de Propriedades Agricolas	4,600	22,526
BRF SA (A)	30,422	98,993
Brisanet Participacoes SA	16,300	14,625
C&A MODAS SA (A)	14,300	30,337
Camil Alimentos SA	10,600	18,979
Cia Brasileira de Aluminio	16,506	13,428
Cia Brasileira de Distribuicao (A)	23,912	14,112
Cia Siderurgica Nacional SA	42,185	132,054
Cia Siderurgica Nacional SA, ADR	9,153	28,649
Cielo SA	88,074	94,828
Cogna Educacao SA (A)	138,674	65,253
Construtora Tenda SA (A)	4,718	12,069
Cruzeiro do Sul Educacional SA	10,800	10,293
Cyrela Brazil Realty SA Empreendimentos e Participacoes	26,796	133,248
Dexco SA	40,606	62,179
Diagnosticos da America SA (A)	12,493	15,269
Embraer SA (A)	33,922	225,294
Empreendimentos Pague Menos S/A	17,964	9,707
Eternit SA	4,300	6,207
Even Construtora e Incorporadora SA	19,800	33,162
Ez Tec Empreendimentos e Participacoes SA	8,609	27,979
Gerdau SA, ADR	15,389	68,019
Grupo Casas Bahia SA (A)	7,706	10,417
Grupo de Moda Soma SA	25,800	39,147
Grupo SBF SA	7,700	19,882
Guararapes Confeccoes SA (A)	10,200	16,880
Hapvida Participacoes e Investimentos SA (A)(B)	282,026	208,058
International Meal Company Alimentacao SA (A)	26,670	8,774
Iochpe Maxion SA	11,411	32,922
IRB Brasil Resseguros SA (A)	9,563	71,216
Jalles Machado SA	8,150	12,837
JBS SA	60,990	261,452
JHSF Participacoes SA	28,427	27,660
Lavvi Empreendimentos Imobiliarios SA	21,300	40,388
LWSA SA (B)	30,684	35,729
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Moura Dubeux Engenharia S/A (A)	5,543	$14,080
Movida Participacoes SA	12,400	21,015
MRV Engenharia e Participacoes SA (A)	22,963	35,667
Multilaser Industrial SA (A)	20,600	10,063
Natura & Company Holding SA	63,132	225,067
Petroleo Brasileiro SA	372,453	2,842,745
Positivo Tecnologia SA	9,000	17,981
Romi SA	6,244	16,658
Sao Carlos Empreendimentos e Participacoes SA (A)	5,205	28,498
Sao Martinho SA	11,236	69,517
TIM SA	4,127	14,647
Trisul SA	13,137	14,930
Tupy SA	9,951	55,217
Usinas Siderurgicas de Minas Gerais SA	8,838	16,512
Vale SA, ADR	11,676	142,330
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,000	25,807
Zamp SA (A)	11,800	7,976
		6,578,910
Canada - 0.1%
China Gold International Resources Corp., Ltd.	17,100	108,126
Chile - 0.5%
Camanchaca SA	214,992	9,733
CAP SA	5,458	37,467
Cementos BIO BIO SA	16,447	10,997
Cencosud SA	55,159	95,679
Cia Sud Americana de Vapores SA	687,612	51,733
Cristalerias de Chile SA	3,626	10,347
Empresa Nacional de Telecomunicaciones SA	15,564	52,091
Empresas CMPC SA	88,783	180,376
Empresas COPEC SA	22,761	163,473
Empresas Hites SA	46,731	3,935
Enel Americas SA	1,030,301	100,341
Falabella SA (A)	34,807	91,361
Grupo Security SA	77,638	21,466
Inversiones Aguas Metropolitanas SA	56,248	42,144
Masisa SA (A)	321,066	6,553
PAZ Corp. SA	16,523	9,543
Ripley Corp. SA	81,633	17,913
Salfacorp SA	67,149	36,392
Sigdo Koppers SA	50,989	66,341
SMU SA	178,212	30,914
Sociedad Matriz SAAM SA	476,922	55,479
Socovesa SA	113,429	9,708
SONDA SA	24,563	10,980
		1,114,966
China - 20.3%
360 Security Technology, Inc., Class A (A)	16,800	20,595
361 Degrees International, Ltd.	119,000	70,008
3SBio, Inc. (A)(B)	146,500	112,072
AAC Technologies Holdings, Inc.	79,500	266,991
Addsino Company, Ltd., Class A	9,800	10,162
Agile Group Holdings, Ltd. (A)	157,000	12,668
Agricultural Bank of China, Ltd., H Shares	1,798,000	758,954
Alibaba Group Holding, Ltd.	408,200	3,691,285
A-Living Smart City Services Company, Ltd. (B)	58,250	22,892

45

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Allmed Medical Products Company, Ltd., Class A	6,100	$6,324
Aluminum Corp. of China, Ltd., H Shares	220,000	140,087
Angang Steel Company, Ltd., H Shares	167,800	27,924
Anhui Conch Cement Company, Ltd., H Shares	92,500	191,814
Anhui Construction Engineering Group Company, Ltd., Class A	14,900	9,954
Anhui Guangxin Agrochemical Company, Ltd., Class A	6,272	12,663
Anhui Hengyuan Coal Industry and Electricity Power Company, Ltd., Class A	15,800	26,117
Anhui Jinhe Industrial Company, Ltd., Class A	10,200	25,808
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	12,200	13,611
Anhui Xinhua Media Company, Ltd., Class A	23,200	24,571
Anhui Zhongding Sealing Parts Company, Ltd., Class A	9,200	14,443
Anton Oilfield Services Group (A)	284,000	14,720
Aoshikang Technology Company, Ltd., Class A	4,600	17,600
Aotecar New Energy Technology Company, Ltd., Class A (A)	68,500	27,962
Asia - Potash International Investment Guangzhou Company, Ltd., Class A (A)	5,200	13,905
Asia Cement China Holdings Corp.	65,000	16,640
AsiaInfo Technologies, Ltd. (B)	18,800	17,228
Avary Holding Shenzhen Company, Ltd., Class A	8,600	28,110
AVIC Industry-Finance Holdings Company, Ltd., Class A	40,100	16,663
AviChina Industry & Technology Company, Ltd., H Shares	230,000	90,551
BAIC Motor Corp., Ltd., H Shares (B)	207,000	56,676
Baidu, Inc., ADR (A)	11,954	1,258,517
Baidu, Inc., Class A (A)	3,350	44,101
BAIOO Family Interactive, Ltd. (B)	126,000	3,706
Bank of Beijing Company, Ltd., Class A	90,000	70,373
Bank of Changsha Company, Ltd., Class A	41,600	44,413
Bank of Chengdu Company, Ltd., Class A	28,200	52,836
Bank of China, Ltd., H Shares	5,394,694	2,211,882
Bank of Chongqing Company, Ltd., H Shares	69,500	38,298
Bank of Communications Company, Ltd., H Shares	485,876	319,517
Bank of Guiyang Company, Ltd., Class A	19,600	14,543
Bank of Hangzhou Company, Ltd., Class A	38,900	59,543
Bank of Jiangsu Company, Ltd., Class A	99,100	107,550
Bank of Nanjing Company, Ltd., Class A	67,500	84,356
Bank of Ningbo Company, Ltd., Class A	36,960	106,540
Bank of Shanghai Company, Ltd., Class A	57,000	52,930
Bank of Suzhou Company, Ltd., Class A	21,010	20,732
Baoshan Iron & Steel Company, Ltd., Class A	116,100	104,015
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Baoye Group Company, Ltd., H Shares (A)	22,000	$11,155
Baozun, Inc., Class A (A)	1,300	981
BBMG Corp., H Shares	220,000	17,435
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	50,000	18,967
Beijing Capital International Airport Company, Ltd., H Shares (A)	142,000	43,065
Beijing Dabeinong Technology Group Company, Ltd., Class A	18,200	12,391
Beijing Easpring Material Technology Company, Ltd., Class A	2,900	15,268
Beijing GeoEnviron Engineering & Technology, Inc., Class A	7,200	5,835
Beijing Jetsen Technology Company, Ltd., Class A (A)	27,000	21,492
Beijing Jingyuntong Technology Company, Ltd., Class A (A)	11,700	6,024
Beijing New Building Materials PLC, Class A	6,700	26,536
Beijing North Star Company, Ltd., H Shares (A)	132,000	11,140
Beijing Orient National Communication Science & Technology Company, Ltd., Class A (A)	10,200	11,832
Beijing Originwater Technology Company, Ltd., Class A	3,551	2,384
Beijing Shougang Company, Ltd., Class A (A)	20,200	8,808
Beijing Sinnet Technology Company, Ltd., Class A (A)	10,500	13,782
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (B)	35,000	8,552
Beijing Yanjing Brewery Company, Ltd., Class A	18,000	22,875
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	158,600	109,558
BGI Genomics Company, Ltd., Class A	2,400	13,675
Blue Sail Medical Company, Ltd., Class A	7,100	5,542
BOC International China Company, Ltd., Class A	8,800	12,205
BOE Technology Group Company, Ltd., Class A	205,200	114,471
Bohai Leasing Company, Ltd., Class A (A)	50,900	15,936
Bright Dairy & Food Company, Ltd., Class A	9,600	12,027
BTG Hotels Group Company, Ltd., Class A (A)	4,500	9,290
Cabbeen Fashion, Ltd.	40,000	4,544
Caitong Securities Company, Ltd., Class A	33,670	34,406
Cangzhou Mingzhu Plastic Company, Ltd., Class A	15,000	7,411
Canmax Technologies Company, Ltd., Class A	4,900	13,361
CECEP Solar Energy Company, Ltd., Class A	34,200	24,678
CECEP Wind-Power Corp., Class A	25,480	10,262
Central China Management Company, Ltd.	113,732	1,602

46

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Changjiang Securities Company, Ltd., Class A	20,700	$14,579
Changsha Broad Homes Industrial Group Company, Ltd., H Shares (A)(B)	9,000	2,469
Chaoju Eye Care Holdings, Ltd.	29,500	14,832
Chaowei Power Holdings, Ltd.	88,000	15,527
Chengdu Hongqi Chain Company, Ltd., Class A	38,700	25,437
Chengdu Kanghong Pharmaceutical Group Company, Ltd., Class A	6,600	15,611
Chengdu Wintrue Holding Company, Ltd., Class A	15,700	16,164
Chengtun Mining Group Company, Ltd., Class A (A)	12,000	6,979
Chengxin Lithium Group Company, Ltd., Class A	11,100	29,537
Chengzhi Company, Ltd., Class A	5,100	4,961
China BlueChemical, Ltd., H Shares	200,000	57,773
China Bohai Bank Company, Ltd., H Shares (A)(B)	291,000	37,962
China Cinda Asset Management Company, Ltd., H Shares	588,000	48,871
China CITIC Bank Corp., Ltd., H Shares	670,775	357,791
China Coal Energy Company, Ltd., H Shares	178,000	173,383
China Communications Services Corp., Ltd., H Shares	217,200	101,358
China Conch Environment Protection Holdings, Ltd. (A)	50,000	5,379
China Conch Venture Holdings, Ltd.	109,000	75,857
China Construction Bank Corp., H Shares	7,593,000	4,582,141
China Development Bank Financial Leasing Company, Ltd., H Shares (B)	122,000	31,216
China Dili Group (A)(C)	190,600	11,251
China Dongxiang Group Company, Ltd.	361,000	16,157
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	14,175
China Energy Engineering Corp., Ltd., H Shares	162,000	14,715
China Everbright Bank Company, Ltd., H Shares	248,000	71,359
China Feihe, Ltd. (B)	246,000	115,764
China Galaxy Securities Company, Ltd., H Shares	93,000	45,703
China Great Wall Securities Company, Ltd., Class A	11,800	12,010
China Greatwall Technology Group Company, Ltd., Class A	14,300	19,538
China Green Electricity Investment of Tianjin Company, Ltd., Class A	7,500	9,655
China Hanking Holdings, Ltd.	61,000	7,186
China Harmony Auto Holding, Ltd. (A)	105,500	7,968
China Hongqiao Group, Ltd.	207,500	233,840
China Huiyuan Juice Group, Ltd. (A)(C)	212,500	13,711
China International Marine Containers Group Company, Ltd., H Shares	97,050	82,811
China Jushi Company, Ltd., Class A	30,900	44,798
China Kepei Education Group, Ltd.	68,000	13,209
China Lesso Group Holdings, Ltd.	133,000	63,073
China Lilang, Ltd.	72,000	45,586
China Maple Leaf Educational Systems, Ltd. (A)	222,000	11,211
China Meheco Company, Ltd., Class A	6,160	9,244
China Meidong Auto Holdings, Ltd.	36,000	13,903
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Bank Company, Ltd., H Shares	232,500	$921,518
China Merchants Energy Shipping Company, Ltd., Class A	49,800	53,162
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	18,500	28,680
China Merchants Property Operation & Service Company, Ltd., Class A	19,700	27,811
China Merchants Securities Company, Ltd., H Shares (B)	29,480	22,548
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	19,600	26,209
China Minsheng Banking Corp., Ltd., H Shares	371,400	128,713
China Modern Dairy Holdings, Ltd.	171,000	14,212
China National Accord Medicines Corp., Ltd., Class A	2,730	11,415
China National Building Material Company, Ltd., H Shares	391,450	134,736
China National Chemical Engineering Company, Ltd., Class A	40,100	36,948
China National Medicines Corp., Ltd., Class A	3,200	14,070
China National Nuclear Power Company, Ltd., Class A	132,300	163,886
China New Higher Education Group, Ltd. (B)	88,000	25,660
China Nonferrous Mining Corp., Ltd.	42,000	35,188
China Oilfield Services, Ltd., H Shares	106,000	122,001
China Oriental Group Company, Ltd.	164,000	21,810
China Pacific Insurance Group Company, Ltd., H Shares	127,200	223,150
China Petroleum & Chemical Corp., H Shares	1,878,000	1,068,067
China Railway Group, Ltd., H Shares	313,000	154,930
China Railway Signal & Communication Corp., Ltd., H Shares (B)	111,000	42,311
China Reinsurance Group Corp., H Shares	554,000	36,853
China Renaissance Holdings, Ltd. (A)(B)(C)	12,000	5,016
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	6,300	17,659
China Resources Medical Holdings Company, Ltd.	103,000	51,628
China Resources Pharmaceutical Group, Ltd. (B)	166,500	106,458
China Risun Group, Ltd.	72,000	27,985
China Sanjiang Fine Chemicals Company, Ltd. (A)	105,000	22,833
China SCE Group Holdings, Ltd. (A)	229,200	3,790
China Shanshui Cement Group, Ltd. (A)	117,000	11,053
China Shenhua Energy Company, Ltd., H Shares	151,500	595,952
China Shineway Pharmaceutical Group, Ltd.	32,000	39,822
China Silver Group, Ltd. (A)	94,000	1,238
China South Publishing & Media Group Company, Ltd., Class A	14,900	26,055
China State Construction Engineering Corp., Ltd., Class A	265,600	191,910
China Sunshine Paper Holdings Company, Ltd. (A)	31,500	7,156

47

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Taifeng Beddings Holdings, Ltd. (A)(C)	204,000	$0
China Tower Corp., Ltd., H Shares (B)	3,970,000	456,906
China TransInfo Technology Company, Ltd., Class A (A)	9,500	13,992
China Tungsten And Hightech Materials Company, Ltd., Class A	11,180	15,505
China Vanke Company, Ltd., H Shares	148,292	102,888
China XLX Fertiliser, Ltd.	58,000	27,656
China Yongda Automobiles Services Holdings, Ltd.	101,000	28,146
China Yuhua Education Corp., Ltd. (A)(B)	162,000	15,541
China Zhenhua Group Science & Technology Company, Ltd., Class A	3,200	24,172
China Zheshang Bank Company, Ltd., H Shares	209,600	61,339
China Zhongwang Holdings, Ltd. (A)(C)	196,800	0
Chinese Universe Publishing and Media Group Company, Ltd., Class A	6,200	13,215
Chongqing Changan Automobile Company, Ltd., Class A	25,590	60,848
Chongqing Rural Commercial Bank Company, Ltd., H Shares	156,000	64,622
CITIC Securities Company, Ltd., H Shares	28,525	47,118
CITIC, Ltd.	350,130	336,995
CMGE Technology Group, Ltd. (A)	30,000	4,413
CMST Development Company, Ltd., Class A	21,400	14,094
CNGR Advanced Material Company, Ltd., Class A	2,600	18,689
CNOOC Energy Technology & Services, Ltd., Class A	33,000	15,579
CNSIG Inner Mongolia Chemical Industry Company, Ltd., Class A	20,800	21,394
COFCO Biotechnology Company, Ltd., Class A	15,200	11,867
COFCO Joycome Foods, Ltd. (A)	202,000	42,859
COFCO Sugar Holding Company, Ltd., Class A	19,500	24,792
Consun Pharmaceutical Group, Ltd.	19,000	13,600
COSCO SHIPPING Development Company, Ltd., H Shares	434,000	43,290
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	72,000	74,686
COSCO SHIPPING Holdings Company, Ltd., H Shares	252,500	265,853
CPMC Holdings, Ltd.	76,000	66,531
CRRC Corp., Ltd., H Shares	45,000	24,290
CSG Holding Company, Ltd., Class A	13,900	10,427
CT Environmental Group, Ltd. (A)(C)	164,000	0
CTS International Logistics Corp., Ltd., Class A	8,000	7,283
Daan Gene Company, Ltd., Class A	10,300	11,775
Daqin Railway Company, Ltd., Class A	35,700	36,162
DHC Software Company, Ltd., Class A	33,500	25,969
Dian Diagnostics Group Company, Ltd., Class A	2,300	5,657
Digital China Information Service Group Company, Ltd., Class A	7,800	12,472
Do-Fluoride New Materials Company, Ltd., Class A	12,400	24,544
Dongfang Electric Corp., Ltd., H Shares	18,600	19,459
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Dongfeng Motor Group Company, Ltd., H Shares	76,000	$31,780
Dongxing Securities Company, Ltd., Class A	12,000	13,114
Dongyue Group, Ltd.	91,000	85,425
Dynagreen Environmental Protection Group Company, Ltd., H Shares	75,000	26,827
E-Commodities Holdings, Ltd.	200,000	47,534
Edvantage Group Holdings, Ltd.	39,378	11,988
Everbright Securities Company, Ltd., H Shares (B)	25,600	16,910
Fangda Carbon New Material Company, Ltd., Class A (A)	13,200	8,770
Fangda Special Steel Technology Company, Ltd., Class A (A)	8,800	5,104
FAW Jiefang Group Company, Ltd., Class A (A)	9,300	11,612
FAWER Automotive Parts Company, Ltd., Class A	37,300	27,113
Fiberhome Telecommunication Technologies Company, Ltd., Class A	5,000	12,356
FIH Mobile, Ltd. (A)	306,000	19,964
FinVolution Group, ADR	6,795	34,247
First Capital Securities Company, Ltd., Class A	18,600	13,771
Fosun International, Ltd.	195,460	101,982
Founder Securities Company, Ltd., Class A	31,500	34,128
Fu Shou Yuan International Group, Ltd.	8,000	4,949
Fufeng Group, Ltd.	182,200	118,154
Fujian Funeng Company, Ltd., Class A	16,900	23,950
Fujian Sunner Development Company, Ltd., Class A	6,700	14,405
Gansu Energy Chemical Company, Ltd., Class A	26,100	10,580
Gansu Shangfeng Cement Company, Ltd., Class A	10,080	9,927
GCL Energy Technology Company, Ltd., Class A	11,700	17,073
GDS Holdings, Ltd., Class A (A)	69,700	57,648
GEM Company, Ltd., Class A	25,800	21,141
Gemdale Corp., Class A	16,600	8,854
Genertec Universal Medical Group Company, Ltd. (B)	99,000	54,045
GF Securities Company, Ltd., H Shares	31,200	32,338
Giant Network Group Company, Ltd., Class A	4,400	7,457
GoerTek, Inc., Class A	24,400	53,305
Goldwind Science & Technology Company, Ltd., H Shares	47,000	17,440
Gotion High-tech Company, Ltd., Class A (A)	5,500	15,458
Grand Baoxin Auto Group, Ltd. (A)	219,500	5,141
Grandjoy Holdings Group Company, Ltd., Class A (A)	22,500	8,316
Greatview Aseptic Packaging Company, Ltd. (A)	44,000	12,199
Gree Electric Appliances, Inc. of Zhuhai, Class A	20,300	110,147
Greenland Hong Kong Holdings, Ltd. (A)	88,000	2,545
Greentown China Holdings, Ltd.	102,500	81,864
Greentown Service Group Company, Ltd.	64,000	24,490
GRG Banking Equipment Company, Ltd., Class A	15,700	26,053

48

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guangdong Dowstone Technology Company, Ltd., Class A	6,000	$7,941
Guangdong HEC Technology Holding Company, Ltd., Class A (A)	10,900	13,076
Guangdong Tapai Group Company, Ltd., Class A	13,200	13,459
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,400	12,280
Guanghui Energy Company, Ltd., Class A	59,500	59,510
Guangshen Railway Company, Ltd., H Shares (A)	211,600	47,798
Guangxi Liugong Machinery Company, Ltd., Class A	12,000	13,815
Guangzhou Automobile Group Company, Ltd., H Shares	154,000	63,210
Guangzhou Baiyun International Airport Company, Ltd., Class A (A)	7,600	10,595
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	16,000	39,341
Guangzhou Great Power Energy & Technology Company, Ltd., Class A	3,300	11,759
Guangzhou Haige Communications Group, Inc. Company, Class A	17,800	25,871
Guangzhou Yuexiu Capital Holdings Group Company, Ltd., Class A	22,950	17,699
Guizhou Panjiang Refined Coal Company, Ltd., Class A	18,700	15,478
Guizhou Xinbang Pharmaceutical Company, Ltd., Class A	10,700	5,628
Guosen Securities Company, Ltd., Class A	35,700	40,950
Guotai Junan Securities Company, Ltd., H Shares (B)	34,600	37,968
Guoyuan Securities Company, Ltd., Class A	17,400	15,563
Hainan Meilan International Airport Company, Ltd., H Shares (A)	16,000	14,413
Haitian International Holdings, Ltd.	35,000	101,850
Haitong Securities Company, Ltd., H Shares	188,000	89,922
Hang Zhou Great Star Industrial Company, Ltd., Class A	4,300	14,564
Hangzhou Binjiang Real Estate Group Company, Ltd., Class A	20,300	18,858
Hangzhou Robam Appliances Company, Ltd., Class A	4,400	14,590
Han's Laser Technology Industry Group Company, Ltd., Class A	8,000	20,573
Harbin Bank Company, Ltd., H Shares (A)(B)	74,000	2,413
Harbin Electric Company, Ltd., H Shares	84,000	28,169
HBIS Resources Company, Ltd., Class A	4,700	10,724
Heilongjiang Agriculture Company, Ltd., Class A	9,100	15,180
Hello Group, Inc., ADR	12,959	80,475
Henan Mingtai Al Industrial Company, Ltd., Class A	17,600	26,857
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	8,200	21,997
Hengan International Group Company, Ltd.	43,000	135,551
Hengli Petrochemical Company, Ltd., Class A (A)	35,401	67,139
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hengtong Optic-electric Company, Ltd., Class A	13,900	$23,555
Hengyi Petrochemical Company, Ltd., Class A (A)	23,800	21,147
Hesteel Company, Ltd., Class A	54,700	16,127
Hiroca Holdings, Ltd.	8,000	8,872
Hongda Xingye Company, Ltd., Class A (A)(C)	28,900	2,319
Honghua Group, Ltd. (A)	367,000	4,224
Horizon Construction Development, Ltd. (A)	6,259	1,581
Hoyuan Green Energy Company, Ltd., Class A	3,400	11,385
Hua Hong Semiconductor, Ltd. (A)(B)	46,000	89,775
Huafon Chemical Company, Ltd., Class A	46,600	42,372
Huaibei Mining Holdings Company, Ltd., Class A	19,700	44,674
Huapont Life Sciences Company, Ltd., Class A	10,700	6,353
Huatai Securities Company, Ltd., H Shares (B)	78,200	89,484
Huaxi Securities Company, Ltd., Class A	7,000	7,086
Huaxia Bank Company, Ltd., Class A	79,200	70,930
Huaxin Cement Company, Ltd., Class A	7,100	12,913
Huaxin Cement Company, Ltd., H Shares	22,800	19,936
Huayu Automotive Systems Company, Ltd., Class A	22,700	51,722
Hubei Biocause Pharmaceutical Company, Ltd., Class A	20,900	7,088
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	7,400	37,593
Hubei Xingfa Chemicals Group Company, Ltd., Class A	7,900	19,833
Huishang Bank Corp., Ltd., H Shares	63,300	19,100
Humanwell Healthcare Group Company, Ltd., Class A	12,500	33,487
Hunan TV & Broadcast Intermediary Company, Ltd., Class A	35,400	32,437
Hunan Valin Steel Company, Ltd., Class A	44,000	31,302
Hytera Communications Corp., Ltd., Class A (A)	14,800	9,546
Industrial & Commercial Bank of China, Ltd., H Shares	4,473,000	2,248,281
Industrial Bank Company, Ltd., Class A	131,700	296,265
Industrial Securities Company, Ltd., Class A	37,960	28,555
Ingdan, Inc. (B)	74,000	9,859
Inkeverse Group, Ltd. (A)	75,000	8,437
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	166,200	36,579
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	8,600	19,155
Inner Mongolia ERDOS Resources Company, Ltd., Class A	8,820	13,183
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	43,700	22,074
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	18,500	14,342
Intco Medical Technology Company, Ltd., Class A	3,840	11,895

49

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
JA Solar Technology Company, Ltd., Class A	18,600	$44,726
JCET Group Company, Ltd., Class A	10,100	40,584
JD Logistics, Inc. (A)(B)	80,900	82,638
JD.com, Inc., Class A	70,950	973,213
Jiangling Motors Corp., Ltd., Class A	7,800	31,631
Jiangsu Azure Corp., Class A	9,700	10,956
Jiangsu Changshu Rural Commercial Bank Company, Ltd., Class A	18,200	17,714
Jiangsu Eastern Shenghong Company, Ltd., Class A	27,100	37,210
Jiangsu Guotai International Group Company, Ltd., Class A	7,600	7,214
Jiangsu Jiangyin Rural Commercial Bank Company, Ltd., Class A	17,900	9,116
Jiangsu Lihua Animal Husbandry Stock Company, Ltd., Class A	4,860	13,555
Jiangsu Linyang Energy Company, Ltd., Class A	13,300	11,653
Jiangsu Provincial Agricultural Reclamation and Development Corp., Class A	11,200	15,114
Jiangsu Shagang Company, Ltd., Class A	27,000	16,296
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	5,200	4,685
Jiangsu Zhangjiagang Rural Commercial Bank Company, Ltd., Class A	16,680	9,164
Jiangsu Zhongtian Technology Company, Ltd., Class A	21,300	41,475
Jiangxi Copper Company, Ltd., H Shares	68,000	116,142
Jilin Aodong Pharmaceutical Group Company, Ltd., Class A	4,700	9,343
JinkoSolar Holding Company, Ltd., ADR	3,369	84,865
Jinlei Technology Company, Ltd., Class A	3,900	11,253
Jinmao Property Services Company, Ltd.	7,552	2,125
Jinneng Holding Shanxi Coal Industry Company, Ltd., Class A	13,100	26,478
Jinneng Science&Technology Company, Ltd., Class A	8,700	8,104
Jinxin Fertility Group, Ltd. (A)(B)	87,500	27,209
Jizhong Energy Resources Company, Ltd., Class A	18,200	18,832
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	11,400	17,096
Joinn Laboratories China Company, Ltd., Class A	5,180	13,290
Jointown Pharmaceutical Group Company, Ltd., Class A	16,062	17,713
Juewei Food Company, Ltd., Class A	4,400	11,711
Kangda International Environmental Company, Ltd. (A)(B)	140,000	4,647
Kasen International Holdings, Ltd. (A)	119,000	4,417
Keshun Waterproof Technologies Company, Ltd., Class A	10,700	6,825
Kingfa Sci & Tech Company, Ltd., Class A	12,500	11,883
KWG Group Holdings, Ltd. (A)	154,013	5,821
KWG Living Group Holdings, Ltd. (A)	88,506	4,138
Laobaixing Pharmacy Chain JSC, Class A	5,300	21,657
LB Group Company, Ltd., Class A	13,400	34,223
Legend Holdings Corp., H Shares (B)	66,200	50,367
Lemtech Holdings Company, Ltd.	4,000	15,806
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Lens Technology Company, Ltd., Class A	21,100	$39,567
Leo Group Company, Ltd., Class A (A)	58,700	18,204
Lepu Medical Technology Beijing Company, Ltd., Class A	11,400	21,772
LexinFintech Holdings, Ltd., ADR	14,967	26,941
Leyard Optoelectronic Company, Ltd., Class A	9,800	6,876
Liaoning Cheng Da Company, Ltd., Class A	7,000	9,798
Liaoning Port Company, Ltd., H Shares	204,000	15,648
Lier Chemical Company, Ltd., Class A	5,460	6,679
Lingyi iTech Guangdong Company, Class A	42,900	32,362
Longfor Group Holdings, Ltd. (B)	157,500	223,399
Lonking Holdings, Ltd.	217,000	39,675
Luenmei Quantum Company, Ltd., Class A	23,100	17,849
Luxi Chemical Group Company, Ltd., Class A	14,600	18,975
Luye Pharma Group, Ltd. (A)(B)	189,500	66,132
Maanshan Iron & Steel Company, Ltd., H Shares	108,000	15,617
Maccura Biotechnology Company, Ltd., Class A	6,800	11,793
Mango Excellent Media Company, Ltd., Class A	8,000	27,102
Maoyan Entertainment (A)(B)	19,400	23,731
Mayinglong Pharmaceutical Group Company, Ltd., Class A	5,200	15,971
Medlive Technology Company, Ltd. (B)	7,500	7,245
Metallurgical Corp. of China, Ltd., H Shares	185,000	39,512
Midea Real Estate Holding, Ltd. (B)	28,400	14,458
Ming Yang Smart Energy Group, Ltd., Class A	14,400	18,740
Minth Group, Ltd.	64,000	101,227
MLS Company, Ltd., Class A	9,700	10,444
Nanjing Iron & Steel Company, Ltd., Class A	38,000	24,349
NavInfo Company, Ltd., Class A (A)	11,700	14,316
Nayuki Holdings, Ltd. (A)	43,500	14,796
NetDragon Websoft Holdings, Ltd.	17,000	23,821
New China Life Insurance Company, Ltd., H Shares	55,300	98,070
New Hope Liuhe Company, Ltd., Class A (A)	16,500	21,402
Ninestar Corp., Class A	7,900	25,099
Ningbo Huaxiang Electronic Company, Ltd., Class A	6,500	11,498
Ningbo Joyson Electronic Corp., Class A	8,100	18,864
Ningbo Ronbay New Energy Technology Company, Ltd., Class A	4,688	17,936
Ningbo Zhoushan Port Company, Ltd., Class A	17,900	8,398
Ningxia Baofeng Energy Group Company, Ltd., Class A	15,500	33,630
Noah Holdings, Ltd., ADR	1,849	21,134
North Huajin Chemical Industries Company, Ltd., Class A	35,600	25,227
North Industries Group Red Arrow Company, Ltd., Class A	6,800	11,925
Northeast Securities Company, Ltd., Class A	10,520	9,831

50

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Offshore Oil Engineering Company, Ltd., Class A	30,700	$27,110
Onewo, Inc., H Shares	5,500	13,842
Orient Securities Company, Ltd., H Shares (B)	42,000	16,676
Oriental Energy Company, Ltd., Class A (A)	17,400	21,424
PetroChina Company, Ltd., H Shares	1,912,000	1,639,774
PICC Property & Casualty Company, Ltd., H Shares	314,000	414,400
Ping An Bank Company, Ltd., Class A	116,600	169,356
Ping An Insurance Group Company of China, Ltd., H Shares	510,000	2,165,297
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	15,000	25,385
Postal Savings Bank of China Company, Ltd., H Shares (B)	536,000	280,569
Power Construction Corp. of China, Ltd., Class A	93,400	63,860
Q Technology Group Company, Ltd. (A)	37,000	14,306
Qifu Technology, Inc., ADR	6,557	120,846
Qingdao Port International Company, Ltd., H Shares (B)	19,000	11,172
Qingdao Rural Commercial Bank Corp., Class A (A)	34,400	12,760
Qingling Motors Company, Ltd., H Shares (A)	128,000	8,844
Qinhuangdao Port Company, Ltd., H Shares	52,500	11,200
Qunxing Paper Holdings Company, Ltd. (A)(C)	634,371	0
Radiance Holdings Group Company, Ltd. (A)	23,000	5,817
Red Star Macalline Group Corp., Ltd., H Shares (B)	62,480	13,353
Redco Properties Group, Ltd. (A)(B)(C)	96,000	10,603
Renhe Pharmacy Company, Ltd., Class A	14,800	13,354
Risen Energy Company, Ltd., Class A	11,800	23,998
RiseSun Real Estate Development Company, Ltd., Class A (A)	16,000	3,365
Riyue Heavy Industry Company, Ltd., Class A	8,200	12,943
Rongsheng Petrochemical Company, Ltd., Class A	21,800	32,743
SAIC Motor Corp., Ltd., Class A	22,200	45,946
Sanan Optoelectronics Company, Ltd., Class A	13,700	23,062
Sansteel Minguang Company, Ltd., Class A	16,900	8,211
Sansure Biotech, Inc., Class A	3,136	8,293
Sany Heavy Industry Company, Ltd., Class A	23,200	46,422
Satellite Chemical Company, Ltd., Class A (A)	11,400	26,908
SDIC Capital Company, Ltd., Class A	14,700	13,004
Sealand Securities Company, Ltd., Class A	25,200	11,542
Seazen Group, Ltd. (A)	251,428	33,801
Seazen Holdings Company, Ltd., Class A (A)	14,800	20,105
SF Holding Company, Ltd., Class A	11,900	59,889
Shaanxi Coal Industry Company, Ltd., Class A	34,100	117,966
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	27,150	34,501
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shandong Bohui Paper Industrial Company, Ltd., Class A	7,000	$5,416
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	3,600	8,273
Shandong Chenming Paper Holdings, Ltd., H Shares (A)	41,000	8,856
Shandong Hi-Speed Road & Bridge Company, Ltd., Class A	25,300	19,116
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	9,500	33,267
Shandong Jincheng Pharmaceutical Group Company, Ltd., Class A	7,300	16,005
Shandong Linglong Tyre Company, Ltd., Class A	8,600	24,829
Shandong Nanshan Aluminum Company, Ltd., Class A	48,800	22,767
Shandong Publishing & Media Company, Ltd., Class A	6,600	10,013
Shandong Sun Paper Industry JSC, Ltd., Class A	13,600	26,553
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	172,000	107,221
Shanghai AJ Group Company, Ltd., Class A	21,300	12,976
Shanghai Bailian Group Company, Ltd., Class A	13,400	16,274
Shanghai Construction Group Company, Ltd., Class A	41,000	13,226
Shanghai Electric Group Company, Ltd., H Shares (A)	158,000	30,723
Shanghai Environment Group Company, Ltd., Class A	11,800	14,338
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	23,500	38,464
Shanghai International Airport Company, Ltd., Class A (A)	5,600	27,640
Shanghai Jinjiang International Hotels Company, Ltd., Class A	7,900	31,430
Shanghai Lingang Holdings Corp., Ltd., Class A	7,000	9,516
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., Class A	6,500	7,672
Shanghai Mechanical and Electrical Industry Company, Ltd., Class A	4,400	7,249
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	60,000	86,697
Shanghai Pudong Development Bank Company, Ltd., Class A	121,600	120,723
Shanghai RAAS Blood Products Company, Ltd., Class A	29,400	28,611
Shanghai Tunnel Engineering Company, Ltd., Class A	24,000	19,911
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	28,200	23,419
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,300	36,848
Shanxi Coking Coal Energy Group Company, Ltd., Class A	36,200	51,151
Shanxi Coking Company, Ltd., Class A	16,400	10,668
Shanxi Lanhua Sci-Tech Venture Company, Ltd., Class A	8,200	12,284
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	21,300	59,120
Shanxi Meijin Energy Company, Ltd., Class A (A)	18,400	16,321

51

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanxi Taigang Stainless Steel Company, Ltd., Class A	40,100	$19,642
Shanying International Holding Company, Ltd., Class A (A)	40,100	10,100
Shengjing Bank Company, Ltd., H Shares (A)(B)	17,500	2,282
Shenguan Holdings Group, Ltd.	90,000	3,395
Shengyi Technology Company, Ltd., Class A	15,400	37,410
Shenwan Hongyuan Group Company, Ltd., H Shares (B)	143,200	25,282
Shenzhen Agricultural Products Group Company, Ltd., Class A	22,100	17,917
Shenzhen Airport Company, Ltd., Class A (A)	12,200	11,349
Shenzhen Aisidi Company, Ltd., Class A	13,100	20,703
Shenzhen Everwin Precision Technology Company, Ltd., Class A (A)	6,000	8,364
Shenzhen Gas Corp., Ltd., Class A	17,200	17,375
Shenzhen Huaqiang Industry Company, Ltd., Class A	4,300	5,737
Shenzhen Jinjia Group Company, Ltd., Class A	11,500	7,115
Shenzhen Kaifa Technology Company, Ltd., Class A	8,800	16,734
Shenzhen Kedali Industry Company, Ltd., Class A	1,200	13,501
Shenzhen Kinwong Electronic Company, Ltd., Class A	9,700	26,372
Shenzhen MTC Company, Ltd., Class A	26,800	18,510
Shenzhen Overseas Chinese Town Company, Ltd., Class A (A)	44,000	16,692
Shenzhen Senior Technology Material Company, Ltd., Class A	9,000	13,790
Shenzhen Suntak Circuit Technology Company, Ltd., Class A	8,500	10,092
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	2,400	8,089
Shenzhen Zhongjin Lingnan Nonfemet Company, Ltd., Class A	16,500	10,394
Shui On Land, Ltd.	390,961	33,492
Sichuan Development Lomon Company, Ltd., Class A	12,700	11,581
Sichuan Hebang Biotechnology Company, Ltd., Class A	69,000	21,971
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	11,400	47,723
Sichuan Road and Bridge Group Company, Ltd., Class A	43,400	44,613
Sichuan Yahua Industrial Group Company, Ltd., Class A	2,900	4,142
Sihuan Pharmaceutical Holdings Group, Ltd.	343,000	23,259
Sinoma International Engineering Company, Class A	21,600	33,949
Sinoma Science & Technology Company, Ltd., Class A	7,900	16,487
Sinopec Engineering Group Company, Ltd., H Shares	129,000	74,385
Sinopec Shanghai Petrochemical Company, Ltd., H Shares (A)	300,000	39,517
Sinopharm Group Company, Ltd., H Shares	138,800	355,924
Sinotrans, Ltd., H Shares	242,000	118,192
Sinotruk Hong Kong, Ltd.	65,000	159,700
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sinotruk Jinan Truck Company, Ltd., Class A	6,000	$13,089
SOHO China, Ltd. (A)	247,000	20,229
SooChow Securities Company, Ltd., Class A	19,110	17,803
Southwest Securities Company, Ltd., Class A	28,700	15,227
STO Express Company, Ltd., Class A (A)	13,600	15,823
Suning Universal Company, Ltd., Class A	15,000	4,339
Suning.com Company, Ltd., Class A (A)	26,300	5,751
Sunshine 100 China Holdings, Ltd. (A)(B)	77,000	237
Sunwoda Electronic Company, Ltd., Class A	9,000	17,041
Suzhou Anjie Technology Company, Ltd., Class A	7,300	14,194
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	11,700	23,459
Suzhou Gold Mantis Construction Decoration Company, Ltd., Class A	21,200	9,801
Tangshan Jidong Cement Company, Ltd., Class A	11,000	8,128
TangShan Port Group Company, Ltd., Class A	52,100	31,446
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	14,700	9,847
Tasly Pharmaceutical Group Company, Ltd., Class A	9,900	21,772
Tayho Advanced Materials Group Company, Ltd., Class A	15,100	23,510
TBEA Company, Ltd., Class A	29,380	61,529
TCL Technology Group Corp., Class A (A)	108,790	70,178
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	23,900	39,044
Ten Pao Group Holdings, Ltd.	80,000	12,373
Tencent Music Entertainment Group, ADR (A)	20,419	228,489
Tenwow International Holdings, Ltd. (A)(C)	121,000	0
The People's Insurance Company Group of China, Ltd., H Shares	463,000	148,017
Tian Di Science & Technology Company, Ltd., Class A	33,600	31,628
Tiande Chemical Holdings, Ltd.	24,000	3,716
Tiangong International Company, Ltd.	108,000	22,783
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	24,000	9,210
Tianjin Chase Sun Pharmaceutical Company, Ltd., Class A	20,700	11,174
Tianma Microelectronics Company, Ltd., Class A (A)	28,385	32,246
Tianneng Power International, Ltd.	78,000	73,137
Tianshan Aluminum Group Company, Ltd., Class A	25,100	22,209
Tianshui Huatian Technology Company, Ltd., Class A	26,300	28,095
Titan Wind Energy Suzhou Company, Ltd., Class A (A)	12,700	17,797
Tofflon Science & Technology Group Company, Ltd., Class A	9,400	18,870

52

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tong Ren Tang Technologies Company, Ltd., H Shares	42,000	$26,161
Tongdao Liepin Group (A)	16,800	6,408
TongFu Microelectronics Company, Ltd., Class A	6,800	20,858
Tongkun Group Company, Ltd., Class A (A)	12,900	23,957
Tongling Nonferrous Metals Group Company, Ltd., Class A	72,500	39,272
Tongwei Company, Ltd., Class A	26,700	91,314
Tongyu Heavy Industry Company, Ltd., Class A	32,200	10,204
Topsec Technologies Group, Inc., Class A (A)	7,000	6,783
Transfar Zhilian Company, Ltd., Class A	16,500	9,913
TravelSky Technology, Ltd., H Shares	32,000	38,815
Trigiant Group, Ltd. (A)	158,000	7,886
Trina Solar Company, Ltd., Class A	13,475	44,230
Trip.com Group, Ltd., ADR (A)	13,285	583,079
Uni-President China Holdings, Ltd.	104,000	74,043
Unisplendour Corp., Ltd., Class A (A)	11,600	35,255
Universal Scientific Industrial Shanghai Company, Ltd., Class A	10,400	19,754
Valiant Company, Ltd., Class A	3,500	6,475
Victory Giant Technology Huizhou Company, Ltd., Class A	9,400	31,842
Vipshop Holdings, Ltd., ADR	18,038	298,529
Viva Biotech Holdings (A)(B)	74,000	5,110
VNET Group, Inc., ADR (A)	7,345	11,385
Wangsu Science & Technology Company, Ltd., Class A	23,700	30,314
Wanxiang Qianchao Company, Ltd., Class A	23,700	16,106
Wasu Media Holding Company, Ltd., Class A	8,900	10,655
Weibo Corp., ADR	2,144	19,489
Weichai Power Company, Ltd., H Shares	98,000	186,995
Weifu High-Technology Group Company, Ltd., Class A	4,400	10,242
West China Cement, Ltd.	298,000	39,247
Western Securities Company, Ltd., Class A	28,800	26,934
Wingtech Technology Company, Ltd., Class A (A)	6,200	31,414
Winner Medical Company, Ltd., Class A	1,800	8,631
Wolong Electric Group Company, Ltd., Class A	10,400	25,128
Wuchan Zhongda Group Company, Ltd., Class A	41,000	24,868
Wuhu Token Science Company, Ltd., Class A	20,000	14,424
Wuxi Taiji Industry Company, Ltd., Class A (A)	16,400	15,003
XCMG Construction Machinery Company, Ltd., Class A	52,700	45,298
Xiamen Bank Company, Ltd., Class A	15,000	10,820
Xiamen C & D, Inc., Class A	9,700	13,635
Xiamen ITG Group Corp., Ltd., Class A	18,100	17,988
Xiamen Tungsten Company, Ltd., Class A	6,100	16,419
Xiamen Xiangyu Company, Ltd., Class A	17,400	15,724
Xianhe Company, Ltd., Class A	3,700	8,606
Xiaomi Corp., Class B (A)(B)	347,800	682,828
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Xinfengming Group Company, Ltd., Class A	8,700	$16,840
Xingda International Holdings, Ltd.	126,473	24,896
Xingfa Aluminium Holdings, Ltd.	29,000	29,063
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	51,000	53,425
Xinjiang Tianshan Cement Company, Ltd., Class A	15,900	15,543
Xinjiang Zhongtai Chemical Company, Ltd., Class A	8,100	5,067
Xinte Energy Company, Ltd., H Shares (A)	28,400	37,997
Xinxing Ductile Iron Pipes Company, Ltd., Class A	33,500	17,908
Xinyi Energy Holdings, Ltd.	180,927	25,667
Xinyi Solar Holdings, Ltd.	248,000	192,570
Xinyu Iron & Steel Company, Ltd., Class A	24,700	11,933
XJ International Holdings Company, Ltd. (A)(B)	352,000	11,118
Xtep International Holdings, Ltd.	113,500	70,455
Xuji Electric Company, Ltd., Class A	5,200	17,338
Yantai Changyu Pioneer Wine Company, Ltd., Class A	3,400	10,587
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	6,300	25,958
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)	33,400	46,495
Yifan Pharmaceutical Company, Ltd., Class A (A)	5,200	7,908
Yiren Digital, Ltd., ADR (A)	5,014	22,613
Yixin Group, Ltd. (B)	153,000	12,920
Yixintang Pharmaceutical Group Company, Ltd., Class A	2,200	5,847
Yonfer Agricultural Technology Company, Ltd., Class A	5,900	8,565
YongXing Special Materials Technology Company, Ltd., Class A	2,800	18,403
Youngor Fashion Company, Ltd., Class A	10,400	10,044
YTO Express Group Company, Ltd., Class A	19,800	41,506
Yunda Holding Company, Ltd., Class A	22,200	22,071
Yunnan Aluminium Company, Ltd., Class A	18,600	35,111
Yunnan Baiyao Group Company, Ltd., Class A	6,160	43,059
Yunnan Copper Company, Ltd., Class A	10,000	17,994
Yunnan Energy New Material Company, Ltd., Class A	6,300	35,539
Yunnan Tin Company, Ltd., Class A	5,500	10,990
Zhefu Holding Group Company, Ltd., Class A	14,800	6,474
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	30,600	20,157
Zhejiang China Commodities City Group Company, Ltd., Class A	28,122	34,140
Zhejiang Chint Electrics Company, Ltd., Class A	15,300	42,697
Zhejiang Crystal-Optech Company, Ltd., Class A	20,200	39,741
Zhejiang Dahua Technology Company, Ltd., Class A	13,200	34,020

53

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Glass Company, Ltd., H Shares (A)(C)	162,000	$0
Zhejiang Hailiang Company, Ltd., Class A	6,500	8,184
Zhejiang Huace Film & Television Company, Ltd., Class A	11,400	14,895
Zhejiang Huayou Cobalt Company, Ltd., Class A	7,300	26,887
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	8,500	9,250
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	7,000	10,541
Zhejiang Longsheng Group Company, Ltd., Class A	17,400	20,033
Zhejiang NHU Company, Ltd., Class A	13,300	30,813
Zhejiang Orient Financial Holdings Group Company, Ltd., Class A	32,900	16,938
Zhejiang Orient Gene Biotech Company, Ltd., Class A	2,685	11,173
Zhejiang Semir Garment Company, Ltd., Class A	15,300	11,306
Zhejiang Wanliyang Company, Ltd., Class A	6,300	5,441
Zhejiang Xianju Pharmaceutical Company, Ltd., Class A	10,900	14,071
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	6,860	7,651
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	25,400	30,511
Zheshang Securities Company, Ltd., Class A	10,800	16,897
Zhong An Group, Ltd. (A)	409,000	5,180
Zhongjin Gold Corp., Ltd., Class A	18,300	31,336
Zhongshan Broad Ocean Motor Company, Ltd., Class A	20,000	13,815
Zhongsheng Group Holdings, Ltd.	55,000	95,533
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)	118,500	26,219
Zhuhai Huafa Properties Company, Ltd., Class A	26,900	26,615
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	24,300	77,089
Zhuzhou Kibing Group Company, Ltd., Class A	18,700	18,617
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	90,800	56,317
		46,119,990
Colombia - 0.1%
Almacenes Exito SA, BDR (A)	13,280	33,257
Bancolombia SA	4,172	37,029
Cementos Argos SA	12,332	27,572
Grupo Argos SA	10,071	40,085
		137,943
Cyprus - 0.0%
ASBISc Enterprises PLC	3,990	26,679
Czech Republic - 0.1%
CEZ AS	580	20,703
Komercni banka AS	5,968	213,750
Moneta Money Bank AS (B)	8,428	36,630
		271,083
Greece - 0.5%
Alpha Services and Holdings SA (A)	141,412	248,345
Bank of Greece	667	11,144
ElvalHalcor SA	5,799	12,269
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Eurobank Ergasias Services and Holdings SA (A)	75,170	$144,536
Fourlis Holdings SA	3,756	17,220
HELLENiQ ENERGY Holdings SA	7,447	67,043
Intracom Holdings SA (A)	7,112	28,119
Motor Oil Hellas Corinth Refineries SA	3,657	108,897
Mytilineos SA	804	31,006
National Bank of Greece SA (A)	21,916	171,433
Piraeus Financial Holdings SA (A)	56,179	234,724
		1,074,736
Hong Kong - 2.8%
Ajisen China Holdings, Ltd.	147,000	19,158
Alibaba Pictures Group, Ltd. (A)	590,000	34,359
Anxin-China Holdings, Ltd. (A)(C)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	7,800
Beijing Energy International Holding Company, Ltd.	814,000	9,998
Beijing Enterprises Holdings, Ltd.	54,000	156,827
Beijing Enterprises Water Group, Ltd.	438,000	97,496
BOE Varitronix, Ltd.	34,000	20,547
Brilliance China Automotive Holdings, Ltd.	216,000	149,076
C C Land Holdings, Ltd.	125,126	19,820
C&D International Investment Group, Ltd.	48,730	85,133
CECEP COSTIN New Materials Group, Ltd. (A)(C)	348,000	0
CGN New Energy Holdings Company, Ltd.	150,000	39,676
China Aerospace International Holdings, Ltd.	190,000	7,284
China Aircraft Leasing Group Holdings, Ltd.	23,000	8,922
China Boton Group Company, Ltd. (A)	20,000	4,448
China Education Group Holdings, Ltd.	37,329	20,005
China Everbright Greentech, Ltd. (B)	114,000	9,627
China Everbright, Ltd.	76,000	37,834
China Fiber Optic Network System Group, Ltd. (A)(C)	150,800	0
China Foods, Ltd.	74,000	27,524
China Gas Holdings, Ltd.	254,000	229,146
China High Speed Transmission Equipment Group Company, Ltd. (A)	45,000	4,437
China Jinmao Holdings Group, Ltd.	550,021	39,454
China Longevity Group Company, Ltd. (A)(C)	93,000	4,884
China Lumena New Materials Corp. (A)(C)	50,900	0
China Medical System Holdings, Ltd.	76,000	79,850
China Merchants Land, Ltd.	260,000	9,648
China Merchants Port Holdings Company, Ltd.	93,427	112,026
China Oil & Gas Group, Ltd. (A)	600,000	15,498
China Overseas Grand Oceans Group, Ltd.	205,920	45,856
China Overseas Land & Investment, Ltd.	265,000	382,460
China Resources Building Materials Technology Holdings, Ltd.	282,000	42,939
China Resources Gas Group, Ltd.	44,100	140,725
China Resources Land, Ltd.	274,000	869,247
China State Construction International Holdings, Ltd.	44,000	48,095
China Taiping Insurance Holdings Company, Ltd.	146,800	128,693

54

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Traditional Chinese Medicine Holdings Company, Ltd.	286,000	$156,435
China Travel International Investment Hong Kong, Ltd.	260,000	43,572
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	2,692
CIMC Enric Holdings, Ltd.	70,000	71,357
CITIC Resources Holdings, Ltd.	488,000	25,610
Concord New Energy Group, Ltd.	690,000	54,725
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	25,604
COSCO SHIPPING Ports, Ltd.	167,235	91,825
CSSC Hong Kong Shipping Company, Ltd.	116,000	19,125
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	17,490
Digital China Holdings, Ltd.	73,000	27,816
EVA Precision Industrial Holdings, Ltd.	96,000	9,093
Far East Horizon, Ltd.	169,000	125,323
GCL Technology Holdings, Ltd.	523,000	85,692
Geely Automobile Holdings, Ltd.	443,000	524,284
Gemdale Properties & Investment Corp., Ltd.	778,000	24,581
Glorious Property Holdings, Ltd. (A)	88,000	112
Goldlion Holdings, Ltd.	36,000	4,740
Goldpac Group, Ltd.	46,000	8,410
Grand Pharmaceutical Group, Ltd.	86,000	45,216
Health & Happiness H&H International Holdings, Ltd.	24,500	32,887
Hi Sun Technology China, Ltd. (A)	240,000	15,355
Hopson Development Holdings, Ltd. (A)	132,502	60,173
Hua Han Health Industry Holdings, Ltd. (A)(C)	880,000	0
IMAX China Holding, Inc. (B)	7,000	6,148
Joy City Property, Ltd.	328,000	10,071
Ju Teng International Holdings, Ltd.	130,000	17,597
Kingboard Holdings, Ltd.	73,630	150,329
Kingboard Laminates Holdings, Ltd.	17,500	12,956
Kunlun Energy Company, Ltd.	380,000	317,449
Lee & Man Chemical Company, Ltd.	12,000	4,954
Lee & Man Paper Manufacturing, Ltd.	129,000	38,984
Lee's Pharmaceutical Holdings, Ltd.	54,000	8,214
Lifestyle China Group, Ltd. (A)	42,000	3,168
LK Technology Holdings, Ltd.	37,500	15,362
LVGEM China Real Estate Investment Company, Ltd. (A)	60,000	5,222
Min Xin Holdings, Ltd.	24,000	7,024
Mingyuan Medicare Development Company, Ltd. (A)(C)	1,300,000	0
Minmetals Land, Ltd. (A)	118,000	4,000
New World Department Store China, Ltd. (A)	34,000	1,281
Nine Dragons Paper Holdings, Ltd. (A)	127,000	52,949
Orient Overseas International, Ltd.	9,000	107,733
PAX Global Technology, Ltd.	84,000	66,229
Poly Property Group Company, Ltd.	162,126	29,446
Pou Sheng International Holdings, Ltd.	223,000	19,089
Prinx Chengshan Holdings, Ltd.	18,000	15,871
Shandong Hi-Speed New Energy Group, Ltd. (A)	12,000	3,065
Shanghai Industrial Holdings, Ltd.	37,000	49,002
Shanghai Industrial Urban Development Group, Ltd. (A)	359,400	20,001
Shenzhen International Holdings, Ltd.	135,199	103,920
Shenzhen Investment, Ltd.	307,271	40,083
Shoucheng Holdings, Ltd.	64,000	11,784
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Shougang Fushan Resources Group, Ltd.	164,565	$56,385
Silver Grant International Holdings Group, Ltd. (A)	160,000	2,068
Sino Biopharmaceutical, Ltd.	72,000	27,841
Sinofert Holdings, Ltd. (A)	300,000	31,448
Sinopec Kantons Holdings, Ltd.	86,000	39,790
Skyworth Group, Ltd.	149,794	56,756
Sun Art Retail Group, Ltd.	171,500	34,233
Symphony Holdings, Ltd.	20,000	2,071
TCL Electronics Holdings, Ltd. (A)	114,600	41,488
The Wharf Holdings, Ltd.	59,000	193,956
Tian An China Investment Company, Ltd.	54,000	29,527
Tianjin Port Development Holdings, Ltd.	478,000	34,279
Tomson Group, Ltd.	48,142	9,416
Truly International Holdings, Ltd.	136,000	13,220
United Energy Group, Ltd.	464,000	33,254
Vinda International Holdings, Ltd.	20,000	59,976
Wasion Holdings, Ltd.	90,000	65,137
Yuexiu Property Company, Ltd.	165,908	91,545
		6,324,930
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	44,734	362,783
OTP Bank NYRT	1,021	46,999
		409,782
India - 18.5%
ACC, Ltd.	5,847	174,324
Aditya Birla Capital, Ltd. (A)	55,560	117,690
Alembic Pharmaceuticals, Ltd.	4,559	53,918
Allcargo Logistics, Ltd. (A)	32,848	28,426
Allcargo Terminals, Ltd.	8,212	5,402
Amara Raja Energy & Mobility, Ltd.	6,610	60,711
Ambuja Cements, Ltd.	38,172	281,283
Andhra Sugars, Ltd.	6,880	7,667
Apar Industries, Ltd.	799	66,573
Apollo Tyres, Ltd.	28,578	160,951
Arvind, Ltd.	12,009	38,941
Ashoka Buildcon, Ltd. (A)	22,051	41,768
Aster DM Healthcare, Ltd. (A)(B)	8,448	41,274
Aurobindo Pharma, Ltd.	29,171	382,680
Avanti Feeds, Ltd.	1,998	11,568
Axis Bank, Ltd.	188,618	2,375,639
Axis Bank, Ltd., GDR	310	19,617
Bajaj Consumer Care, Ltd.	6,744	17,187
Bajaj Holdings & Investment, Ltd.	2,095	208,927
Balmer Lawrie & Company, Ltd.	11,041	31,662
Balrampur Chini Mills, Ltd.	17,968	78,028
Bandhan Bank, Ltd. (B)	38,291	82,929
Bank of Baroda	78,610	250,064
Bank of India	19,819	32,502
Bharat Heavy Electricals, Ltd.	72,839	216,840
Birla Corp., Ltd.	2,709	46,296
Bombay Burmah Trading Company	1,557	29,331
BSE, Ltd.	1,561	47,347
Canara Bank	30,693	215,220
Ceat, Ltd.	2,623	83,946
Century Enka, Ltd.	1,383	6,656
Century Textiles & Industries, Ltd.	2,062	40,362
Chambal Fertilisers & Chemicals, Ltd.	18,708	77,170
Chennai Super Kings Cricket, Ltd. (A)(C)	207,315	5,593
Cholamandalam Financial Holdings, Ltd.	7,288	98,470
CIE Automotive India, Ltd.	17,673	97,863
Cipla, Ltd.	26,900	483,267
City Union Bank, Ltd.	27,005	43,820

55

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Cochin Shipyard, Ltd. (B)	4,326	$45,384
Container Corp. of India, Ltd.	12,353	131,234
Coromandel International, Ltd.	4,413	57,188
Cosmo First, Ltd.	1,525	9,191
CSB Bank, Ltd. (A)	2,395	10,129
Cyient, Ltd.	3,658	87,217
Dalmia Bharat, Ltd.	4,987	116,555
DB Corp., Ltd.	6,129	19,477
DCB Bank, Ltd.	23,624	34,092
DCM Shriram, Ltd.	3,740	38,482
Deepak Fertilisers & Petrochemicals Corp., Ltd.	3,614	21,780
Delta Corp., Ltd.	4,521	5,984
Dhampur Sugar Mills, Ltd.	2,503	6,251
Dilip Buildcon, Ltd. (B)	1,316	7,209
Dish TV India, Ltd. (A)	48,852	9,876
Dishman Carbogen Amcis, Ltd. (A)	5,361	15,116
DLF, Ltd.	19,229	208,165
Dr. Reddy's Laboratories, Ltd.	1,290	95,068
Edelweiss Financial Services, Ltd.	46,814	35,878
EID Parry India, Ltd.	9,392	61,372
Electrosteel Castings, Ltd.	35,427	75,970
EPL, Ltd.	5,477	11,787
Equitas Small Finance Bank, Ltd. (B)	13,945	15,500
Exide Industries, Ltd.	26,285	96,788
FDC, Ltd. (A)	2,601	13,307
Federal Bank, Ltd.	191,615	345,531
Filatex India, Ltd.	25,766	18,254
Finolex Industries, Ltd.	25,360	75,078
Firstsource Solutions, Ltd.	16,189	38,625
Gabriel India, Ltd.	6,164	24,695
GAIL India, Ltd.	202,481	442,801
GHCL Textiles, Ltd. (A)	6,390	5,830
GHCL, Ltd.	6,390	34,063
Glenmark Pharmaceuticals, Ltd.	13,855	158,991
Godawari Power & Ispat, Ltd.	4,744	42,993
Godfrey Phillips India, Ltd.	2,008	74,697
Godrej Industries, Ltd. (A)	2,755	25,787
Granules India, Ltd.	18,305	94,949
Graphite India, Ltd.	3,611	26,182
Grasim Industries, Ltd.	20,596	570,896
Gujarat Alkalies & Chemicals, Ltd.	3,130	25,236
Gujarat Ambuja Exports, Ltd.	21,456	40,849
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	9,725	73,174
Gujarat Pipavav Port, Ltd.	15,449	39,535
Gujarat State Fertilizers & Chemicals, Ltd.	6,962	16,411
Gujarat State Petronet, Ltd.	26,721	113,061
Hathway Cable & Datacom, Ltd. (A)	35,580	8,360
HDFC Bank, Ltd.	92,574	1,613,267
HEG, Ltd.	765	16,924
Heritage Foods, Ltd.	5,330	21,660
Hero MotoCorp, Ltd.	5,985	340,365
HFCL, Ltd.	15,595	17,189
HIL, Ltd.	308	9,630
Himadri Speciality Chemical, Ltd.	24,869	90,184
Hindalco Industries, Ltd.	128,394	869,343
Hinduja Global Solutions, Ltd.	372	3,304
Hindustan Aeronautics, Ltd.	3,171	127,427
ICICI Bank, Ltd.	178,416	2,358,093
ICICI Bank, Ltd., ADR	2,560	67,610
IDFC First Bank, Ltd. (A)	182,530	165,817
IDFC, Ltd. (A)	92,305	123,277
IIFL Finance, Ltd.	7,295	29,724
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
IIFL Securities, Ltd.	28,932	$42,768
Indiabulls Housing Finance, Ltd.	33,338	67,162
Indiabulls Housing Finance, Ltd., Partly Paid Shares (A)	16,669	16,718
Indiabulls Real Estate, Ltd. (A)	28,092	39,335
Indian Bank	13,953	87,643
Indian Railway Finance Corp., Ltd. (B)	56,808	97,901
Indo Count Industries, Ltd.	3,259	13,863
Indus Towers, Ltd. (A)	55,200	193,177
IndusInd Bank, Ltd.	26,682	497,790
Info Edge India, Ltd.	2,902	194,251
IOL Chemicals and Pharmaceuticals, Ltd.	1,292	5,618
IRCON International, Ltd. (B)	17,211	45,287
Jagran Prakashan, Ltd. (A)	12,700	15,654
Jindal Poly Films, Ltd.	1,066	5,765
Jindal Saw, Ltd.	26,589	138,286
Jindal Stainless, Ltd.	21,977	183,179
Jindal Steel & Power, Ltd.	46,062	472,864
Jio Financial Services, Ltd. (A)	117,408	499,359
JK Lakshmi Cement, Ltd.	2,089	22,034
JK Paper, Ltd.	7,330	28,413
JK Tyre & Industries, Ltd.	8,887	46,286
JM Financial, Ltd.	33,116	29,616
JSW Energy, Ltd.	21,365	135,720
JSW Steel, Ltd.	79,922	801,673
Jubilant Pharmova, Ltd.	9,201	62,704
Kalpataru Projects International, Ltd.	9,196	117,268
Kalyani Steels, Ltd.	2,643	27,176
Kaveri Seed Company, Ltd.	1,661	12,522
Kirloskar Ferrous Industries, Ltd.	4,164	27,006
Kirloskar Oil Engines, Ltd.	3,612	37,296
KNR Constructions, Ltd.	5,559	16,448
Kolte-Patil Developers, Ltd.	3,028	16,710
KRBL, Ltd.	4,567	15,241
L&T Finance Holdings, Ltd.	74,021	141,513
Larsen & Toubro, Ltd.	32,747	1,481,517
LG Balakrishnan & Bros, Ltd.	1,757	26,899
LIC Housing Finance, Ltd.	39,247	289,675
LT Foods, Ltd.	11,217	25,151
Lupin, Ltd.	11,997	233,915
Maharashtra Seamless, Ltd.	8,424	85,343
Mahindra & Mahindra Financial Services, Ltd.	48,327	161,573
Mahindra & Mahindra, Ltd.	66,664	1,535,220
Maithan Alloys, Ltd.	902	10,593
Manappuram Finance, Ltd.	43,917	91,633
Marksans Pharma, Ltd.	15,357	28,054
Mazagon Dock Shipbuilders, Ltd.	1,867	41,726
Meghmani Organics, Ltd.	9,521	9,081
MOIL, Ltd.	12,580	42,087
MRF, Ltd.	136	218,548
Muthoot Finance, Ltd.	7,383	131,153
Natco Pharma, Ltd.	4,554	52,084
National Aluminium Company, Ltd.	84,797	156,428
Nava, Ltd.	8,719	50,831
Navneet Education, Ltd.	6,921	11,532
NCC, Ltd.	25,675	71,859
NESCO, Ltd.	1,859	18,645
Neuland Laboratories, Ltd.	358	27,488
NIIT Learning Systems, Ltd.	6,437	38,522
NIIT, Ltd.	6,437	8,152
Nilkamal, Ltd.	695	14,293
NMDC Steel, Ltd. (A)	47,542	31,456
NMDC, Ltd.	61,234	148,842

56

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
NOCIL, Ltd.	7,663	$23,123
Nuvama Wealth Management, Ltd. (A)	522	29,552
Oberoi Realty, Ltd.	6,095	107,777
Orient Cement, Ltd.	11,282	26,495
Paisalo Digital, Ltd.	30,078	21,804
PC Jeweller, Ltd. (A)	10,118	6,479
PCBL, Ltd.	15,470	49,626
Petronet LNG, Ltd.	68,687	218,147
Piramal Enterprises, Ltd.	7,074	72,166
Piramal Pharma, Ltd. (A)	34,799	53,736
PNB Housing Finance, Ltd. (A)(B)	5,239	39,541
PNC Infratech, Ltd.	5,394	28,222
Polyplex Corp., Ltd.	2,563	23,600
Power Finance Corp., Ltd.	120,296	566,290
Prestige Estates Projects, Ltd.	13,348	188,560
PTC India, Ltd.	31,315	70,044
Punjab National Bank	97,317	145,871
Quess Corp., Ltd. (B)	1,882	11,692
Rain Industries, Ltd.	22,684	40,921
Rajesh Exports, Ltd. (A)	6,037	18,997
Rallis India, Ltd.	6,940	20,858
Ramco Industries, Ltd.	4,270	10,315
Ramkrishna Forgings, Ltd.	5,365	44,692
Rashtriya Chemicals & Fertilizers, Ltd.	10,276	15,843
Raymond, Ltd.	2,380	51,665
RBL Bank, Ltd. (B)	25,675	74,435
REC, Ltd.	118,880	646,346
Redington, Ltd.	76,545	190,972
Reliance Industries, Ltd.	21,228	758,717
Reliance Industries, Ltd., GDR (B)	87,194	6,231,392
Reliance Power, Ltd. (A)	176,129	59,711
Repco Home Finance, Ltd.	7,034	33,806
Sagar Cements, Ltd.	2,218	5,557
Samvardhana Motherson International, Ltd.	178,255	251,180
Sarda Energy & Minerals, Ltd.	2,970	7,237
Sharda Cropchem, Ltd.	2,311	8,924
Shilpa Medicare, Ltd. (A)	3,711	20,429
Shipping Corp. of India Land & Assets, Ltd. (A)	14,077	6,734
Shipping Corp. of India, Ltd.	14,077	35,351
Shriram Finance, Ltd.	20,168	572,085
Siyaram Silk Mills, Ltd.	1,656	8,708
Sobha, Ltd.	3,144	54,420
State Bank of India	114,368	1,036,603
State Bank of India, GDR	3,185	288,635
Steel Authority of India, Ltd.	106,244	171,937
Strides Pharma Science, Ltd.	2,675	25,229
Sun Pharmaceutical Industries, Ltd.	21,745	425,011
Sun TV Network, Ltd.	7,964	57,083
Sundaram-Clayton DCD, Ltd. (A)(C)	444	5,437
Sunteck Realty, Ltd.	1,942	9,069
Surya Roshni, Ltd.	7,864	47,887
Tamil Nadu Newsprint & Papers, Ltd.	7,174	21,217
Tata Chemicals, Ltd.	12,388	161,367
Tata Consumer Products, Ltd.	8,548	112,945
Tata Steel, Ltd.	583,100	1,095,856
TCPL Beverages & Foods, Ltd. (A)(C)	176	1,637
Techno Electric & Engineering Company, Ltd.	5,011	46,213
The Great Eastern Shipping Company, Ltd.	12,279	147,099
The India Cements, Ltd. (A)	11,167	28,681
The Jammu & Kashmir Bank, Ltd.	20,576	33,234
The Karnataka Bank, Ltd.	29,158	78,924
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
The Karur Vysya Bank, Ltd.	52,341	$115,174
The Ramco Cements, Ltd.	4,076	40,104
The South Indian Bank, Ltd.	168,052	55,432
Thirumalai Chemicals, Ltd.	3,185	8,952
Time Technoplast, Ltd.	13,461	40,547
TransIndia Real Estate, Ltd. (A)	8,212	4,592
Transport Corp. of India, Ltd.	3,182	31,181
Triveni Engineering & Industries, Ltd.	5,107	19,026
TV Today Network, Ltd.	1,470	3,740
TVS Holdings, Ltd. (A)	444	43,453
Uflex, Ltd.	5,261	25,670
Unichem Laboratories, Ltd. (A)	3,296	19,643
Union Bank of India, Ltd.	111,725	206,748
UPL, Ltd.	42,377	232,213
Usha Martin, Ltd.	9,317	35,847
VA Tech Wabag, Ltd. (A)	3,621	33,278
Vardhman Textiles, Ltd.	16,115	86,243
Varroc Engineering, Ltd. (A)(B)	2,965	18,280
Vedanta, Ltd.	48,318	158,693
Venky's India, Ltd.	433	8,018
Vodafone Idea, Ltd. (A)	275,824	44,100
Voltamp Transformers, Ltd.	332	38,167
Welspun Corp., Ltd.	14,025	86,475
Welspun Enterprises, Ltd.	8,780	32,004
Welspun Living, Ltd.	26,791	44,443
West Coast Paper Mills, Ltd.	3,023	21,570
Wipro, Ltd.	95,587	553,906
Wockhardt, Ltd. (A)	5,480	38,507
Yes Bank, Ltd. (A)	372,455	103,806
Zee Entertainment Enterprises, Ltd. (A)	63,894	106,896
Zee Media Corp., Ltd. (A)	54,429	6,779
Zensar Technologies, Ltd.	8,726	63,318
Zomato, Ltd. (A)	87,379	191,581
Zydus Lifesciences, Ltd.	10,658	129,903
Zydus Wellnes, Ltd.	386	6,809
		41,938,452
Indonesia - 1.5%
Ace Hardware Indonesia Tbk PT	539,700	29,960
Adaro Energy Indonesia Tbk PT	1,626,200	277,079
Adhi Karya Persero Tbk PT (A)	235,600	4,341
Alam Sutera Realty Tbk PT (A)	1,741,800	17,250
Aneka Tambang Tbk	671,800	67,865
Astra Agro Lestari Tbk PT	49,555	21,570
Astra International Tbk PT	1,762,000	572,457
Bakrie Telecom Tbk PT (A)(C)	17,557,300	27,684
Bank BTPN Syariah Tbk PT	125,100	10,698
Bank Capital Indonesia Tbk PT (A)	638,900	5,238
Bank Negara Indonesia Persero Tbk PT	596,862	222,192
Bank OCBC Nisp Tbk PT	78,500	6,785
Bank Pan Indonesia Tbk PT (A)	465,597	33,769
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	303,812	23,188
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	23,681
Bank Tabungan Negara Persero Tbk PT	498,774	48,936
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	6,606
BISI International Tbk PT	290,800	37,414
Blue Bird Tbk PT	5,500	607
Buana Lintas Lautan Tbk PT (A)(C)	1,186,800	7,785
Bukalapak.com PT Tbk (A)	4,072,400	39,045
Bukit Asam Tbk PT	380,100	71,229
Bumi Resources Minerals Tbk PT (A)	3,607,900	34,159
Bumi Resources Tbk PT (A)	4,160,100	22,032
Bumi Serpong Damai Tbk PT (A)	148,600	9,240

57

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Charoen Pokphand Indonesia Tbk PT	41,000	$13,579
Ciputra Development Tbk PT	1,127,244	92,468
Dayamitra Telekomunikasi PT	698,700	27,102
Delta Dunia Makmur Tbk PT	610,700	15,797
Elang Mahkota Teknologi Tbk PT	1,493,800	41,088
Elnusa Tbk PT	742,600	18,094
Erajaya Swasembada Tbk PT	1,113,500	30,189
Gudang Garam Tbk PT	42,600	53,473
Harum Energy Tbk PT (A)	256,000	21,791
Indah Kiat Pulp & Paper Tbk PT	279,700	168,895
Indika Energy Tbk PT	225,300	21,244
Indo Tambangraya Megah Tbk PT	34,600	58,289
Indocement Tunggal Prakarsa Tbk PT	87,900	48,537
Indofood Sukses Makmur Tbk PT	445,800	179,272
Japfa Comfeed Indonesia Tbk PT	499,770	37,516
Jaya Real Property Tbk PT	215,500	8,836
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	18,796
Krakatau Steel Persero Tbk PT (A)	733,900	6,622
Lippo Karawaci Tbk PT (A)	4,020,148	17,244
Malindo Feedmill Tbk PT (A)	128,500	4,093
Medco Energi Internasional Tbk PT	877,026	79,431
Media Nusantara Citra Tbk PT	718,600	15,320
Metrodata Electronics Tbk PT	347,700	13,048
Mitra Pinasthika Mustika Tbk PT	300,400	19,614
Multipolar Tbk PT (A)	1,981,400	6,373
Pabrik Kertas Tjiwi Kimia Tbk PT	101,200	45,473
Pakuwon Jati Tbk PT	772,100	20,658
Panin Financial Tbk PT (A)	949,400	17,009
Paninvest Tbk PT (A)	116,800	6,962
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	17,950
PP Persero Tbk PT (A)	292,600	8,902
Prodia Widyahusada Tbk PT	19,800	4,872
Puradelta Lestari Tbk PT	1,584,700	16,590
Ramayana Lestari Sentosa Tbk PT	463,200	13,789
Salim Ivomas Pratama Tbk PT	670,100	16,146
Samudera Indonesia Tbk PT	784,800	15,150
Sawit Sumbermas Sarana Tbk PT	164,100	10,762
Semen Indonesia Persero Tbk PT	296,292	110,255
Sri Rejeki Isman Tbk PT (A)(C)	1,260,900	11,611
Summarecon Agung Tbk PT	627,000	20,971
Surya Citra Media Tbk PT	1,429,000	12,709
Surya Esa Perkasa Tbk PT	400,900	17,079
Suryainti Permata Tbk PT (A)(C)	1,446,000	0
Timah Tbk PT	210,500	11,016
Truba Alam Manunggal Engineering PT (A)(C)	11,991,500	0
Tunas Baru Lampung Tbk PT	554,057	23,414
United Tractors Tbk PT	169,300	258,186
Vale Indonesia Tbk PT	188,500	48,379
Waskita Karya Persero Tbk PT (A)(C)	596,656	4,561
Wijaya Karya Persero Tbk PT (A)(C)	349,400	5,289
XL Axiata Tbk PT	494,171	70,441
		3,425,695
Kuwait - 0.6%
A'ayan Leasing & Investment Company KSCP	44,736	26,490
Agility Public Warehousing Company KSC (A)	120,075	260,007
Al Ahli Bank of Kuwait KSCP	71,821	59,278
Alimtiaz Investment Group KSC (A)	14,768	2,275
Arzan Financial Group for Financing & Investment KPSC	50,076	31,743
Boubyan Petrochemicals Company KSCP	37,467	75,247
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Kuwait (continued)
Burgan Bank SAK	86,167	$57,993
Combined Group Contracting Company SAK	10,000	14,268
Commercial Facilities Company SAKP	19,089	11,918
Gulf Bank KSCP	178,125	170,234
Gulf Cables & Electrical Industries Group Company KSCP	9,328	40,637
Integrated Holding Company KCSC	11,650	20,110
Kuwait Financial Centre SAK	34,781	15,052
Kuwait International Bank KSCP	105,646	58,387
Mezzan Holding Company KSCC	7,110	15,195
Mobile Telecommunications Company KSCP	192,134	306,614
National Industries Group Holding SAK	152,298	108,933
National Investments Company KSCP	29,338	25,272
Warba Bank KSCP	121,943	73,727
		1,373,380
Malaysia - 1.5%
Aeon Company M BHD	28,600	6,648
AFFIN Bank BHD	87,281	45,362
Alliance Bank Malaysia BHD	102,300	79,546
AMMB Holdings BHD	142,862	125,824
Axiata Group BHD	207,200	117,860
Bank Islam Malaysia BHD	52,500	28,538
Batu Kawan BHD	3,100	13,052
Berjaya Assets BHD (A)	77,400	5,318
Berjaya Corp. BHD (A)	465,865	29,584
Berjaya Land BHD (A)	244,400	19,392
Bumi Armada BHD (A)	383,700	46,506
Cahya Mata Sarawak BHD	52,100	10,190
CIMB Group Holdings BHD	473,164	655,451
DRB-Hicom BHD	93,400	28,822
Eastern & Oriental BHD (A)	126,400	27,003
Eco World Development Group BHD	84,300	27,062
Ekovest BHD (A)	146,600	15,198
FGV Holdings BHD	33,400	9,746
Gamuda BHD	110,905	123,509
Genting BHD	138,000	137,772
Genting Malaysia BHD	199,000	114,923
Genting Plantations BHD	22,400	29,110
Hengyuan Refining Company BHD (A)	16,800	11,432
Hiap Teck Venture BHD	118,300	9,360
Hibiscus Petroleum BHD	68,760	37,143
Hong Leong Financial Group BHD	18,299	63,406
IJM Corp. BHD	211,160	108,109
IOI Properties Group BHD	72,700	34,596
JAKS Resources BHD (A)	177,060	5,611
Jaya Tiasa Holdings BHD	58,826	17,539
Keck Seng Malaysia BHD	11,300	13,761
KNM Group BHD (A)	571,500	10,251
Kossan Rubber Industries BHD	85,200	35,284
Land & General BHD	437,820	11,520
Lotte Chemical Titan Holding BHD (A)(B)	30,231	7,222
Magnum BHD	110,314	26,572
Mah Sing Group BHD	192,300	50,429
Malayan Banking BHD	33,237	67,788
Malaysia Building Society BHD (A)	190,704	32,071
Malaysian Resources Corp. BHD	207,000	28,904
Matrix Concepts Holdings BHD	26,100	9,932
MBM Resources BHD	11,400	11,176
Mega First Corp. BHD	38,500	35,300
MISC BHD	75,300	121,755
MKH BHD	49,230	13,948

58

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
MKH Oil Palm East Kalimantan SDN BHD (A)(C)	7,032	$1,144
MNRB Holdings BHD	36,891	13,941
Muhibbah Engineering M BHD (A)	103,950	17,905
Oriental Holdings BHD	35,720	47,474
OSK Holdings BHD	111,397	34,639
Pantech Group Holdings BHD	47,900	9,569
Pos Malaysia BHD (A)	30,900	3,137
PPB Group BHD	30,500	100,547
RHB Bank BHD	142,596	170,031
Sapura Energy BHD (A)	655,500	6,858
Sarawak Oil Palms BHD	11,700	7,617
Sime Darby BHD	255,000	140,191
Sime Darby Property BHD	271,300	52,736
SP Setia BHD Group	173,900	52,253
Supermax Corp. BHD	40,500	6,977
Tan Chong Motor Holdings BHD	6,300	1,205
Top Glove Corp. BHD (A)	277,600	46,934
Tropicana Corp. BHD (A)	161,380	42,552
TSH Resources BHD	114,900	27,453
UEM Edgenta BHD	32,900	6,598
UEM Sunrise BHD	169,800	43,493
United Malacca BHD	11,900	12,676
UOA Development BHD	152,100	60,114
Velesto Energy BHD (A)	428,800	26,340
WCT Holdings BHD	194,483	22,412
Yinson Holdings BHD	74,200	36,364
YNH Property BHD (A)	6,819	772
YTL Corp. BHD	82,037	45,250
		3,496,707
Mexico - 3.0%
Alfa SAB de CV, Class A	370,181	274,215
Alpek SAB de CV (A)	31,500	23,082
Banco del Bajio SA (B)	47,395	183,750
Cemex SAB de CV, Series CPO (A)	730,985	659,774
Consorcio ARA SAB de CV	25,993	4,995
Controladora AXTEL SAB DE CV (A)	370,181	5,668
Corp. Actinver SAB de CV	16,024	14,360
El Puerto de Liverpool SAB de CV, Series C1	11,379	98,733
Fomento Economico Mexicano SAB de CV	40,053	524,735
Genomma Lab Internacional SAB de CV, Class B	42,701	40,338
Gentera SAB de CV	132,851	227,799
Grupo Carso SAB de CV, Series A1	21,678	195,297
Grupo Comercial Chedraui SA de CV	8,651	69,964
Grupo Financiero Banorte SAB de CV, Series O	103,198	1,097,909
Grupo Financiero Inbursa SAB de CV, Series O (A)	97,071	299,581
Grupo KUO SAB de CV, Series B (A)	42,698	109,350
Grupo Mexico SAB de CV, Series B	190,885	1,138,536
Grupo Pochteca SAB de CV (A)	9,600	4,187
Grupo Televisa SAB, Series CPO	151,286	95,742
Grupo Traxion SAB de CV (A)(B)	23,295	43,243
Industrias CH SAB de CV, Series B (A)	18,800	215,921
Industrias Penoles SAB de CV (A)	10,071	143,747
La Comer SAB de CV	39,504	92,984
Megacable Holdings SAB de CV, Series CPO	56,817	158,387
Minera Frisco SAB de CV, Series A1 (A)	166,263	35,687
Nemak SAB de CV (A)(B)	196,961	38,810
Ollamani SAB (A)	7,564	13,718
Orbia Advance Corp. SAB de CV	73,770	154,367
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Organizacion Cultiba SAB de CV (A)	17,095	$11,884
Organizacion Soriana SAB de CV, Series B	190,849	389,832
Promotora y Operadora de Infraestructura SAB de CV	15,780	167,759
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	20,810
Regional SAB de CV	14,634	144,681
Vista Energy SAB de CV, ADR (A)	1,887	78,084
Vitro SAB de CV, Series A	6,357	4,152
		6,782,081
Panama - 0.0%
BAC Holding International Corp.	12,573	820
Philippines - 0.7%
ACEN Corp.	349,837	23,929
Alliance Global Group, Inc.	232,800	42,103
Ayala Corp.	10,150	115,497
Ayala Land, Inc.	44,200	25,404
BDO Unibank, Inc.	89,252	245,173
China Banking Corp.	75,528	49,002
Converge Information and Communications Technology Solutions, Inc. (A)	94,800	16,806
Cosco Capital, Inc.	388,900	34,125
DMCI Holdings, Inc.	207,300	41,922
East West Banking Corp.	74,300	12,055
Filinvest Development Corp.	119,475	12,082
Filinvest Land, Inc.	937,500	11,375
First Philippine Holdings Corp.	29,660	34,281
Global Ferronickel Holdings, Inc.	283,424	9,125
Globe Telecom, Inc.	680	21,398
GT Capital Holdings, Inc.	6,719	84,149
JG Summit Holdings, Inc.	157,922	102,352
LT Group, Inc.	159,800	28,382
Megaworld Corp.	839,700	28,676
Metropolitan Bank & Trust Company	130,973	152,113
Petron Corp.	289,400	16,482
Philex Mining Corp.	161,300	8,434
Philippine National Bank (A)	65,310	22,924
Philtown Properties, Inc. (A)(C)	3,844	105
Phoenix Petroleum Philippines, Inc. (A)	22,200	1,737
PNB Holdings Corp. (A)(C)	10,246	58
Premium Leisure Corp. (A)	815,000	12,043
Puregold Price Club, Inc.	79,400	37,863
RFM Corp.	133,500	7,738
Rizal Commercial Banking Corp.	62,703	26,172
Robinsons Land Corp.	172,268	51,187
Robinsons Retail Holdings, Inc.	16,680	11,087
San Miguel Corp.	46,220	90,398
Security Bank Corp.	27,730	33,850
Top Frontier Investment Holdings, Inc. (A)	18,024	29,044
Union Bank of the Philippines	88,427	70,863
Vista Land & Lifescapes, Inc.	569,000	16,073
		1,526,007
Poland - 0.9%
Alior Bank SA (A)	7,988	195,566
Arctic Paper SA	1,891	9,941
Asseco Poland SA	5,280	102,426
Bank Polska Kasa Opieki SA	983	44,671
Cognor Holding SA	7,020	14,887
Cyfrowy Polsat SA (A)	12,426	33,393
Enea SA (A)	29,032	68,033
Grupa Azoty SA (A)	2,904	16,203

59

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Jastrzebska Spolka Weglowa SA (A)	4,702	$43,706
KGHM Polska Miedz SA	8,799	251,293
Lubelski Wegiel Bogdanka SA	2,164	18,194
ORLEN SA	57,487	936,343
PGE Polska Grupa Energetyczna SA (A)	71,591	128,985
PKP Cargo SA (A)	5,709	18,681
Polimex-Mostostal SA (A)	8,593	9,023
Stalexport Autostrady SA	15,820	13,195
Tauron Polska Energia SA (A)	109,342	83,751
		1,988,291
Qatar - 0.8%
Aamal Company (A)	210,501	44,018
Alijarah Holding Company QPSC	77,548	14,555
Baladna	72,138	23,066
Barwa Real Estate Company	172,659	130,918
Commercial Bank PSQC	196,768	266,731
Doha Bank QPSC	182,415	74,698
Doha Insurance Company QSC	25,407	15,492
Estithmar Holding QPSC (A)	135,965	71,206
Gulf International Services QSC	102,379	75,606
Gulf Warehousing Company	19,525	17,455
Masraf Al Rayan QSC	352,036	229,481
Mazaya Real Estate Development QPSC	59,396	10,726
Medicare Group	30,274	35,575
Mesaieed Petrochemical Holding Company	223,749	120,550
Ooredoo QPSC	80,019	233,017
Qatar Aluminum Manufacturing Company	84,909	30,695
Qatar Insurance Company SAQ	84,113	52,013
Qatar National Cement Company QSC	33,862	33,679
Qatar Navigation QSC	59,146	171,256
Salam International Investment, Ltd., QSC	94,802	16,389
United Development Company QSC	177,150	54,995
Vodafone Qatar QSC	116,169	55,753
		1,777,874
Russia - 0.0%
Gazprom PJSC, ADR (A)(C)	196,506	19,651
LUKOIL PJSC, ADR (A)(C)	16,379	37,967
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(C)	1,686	307
RusHydro PJSC, ADR (A)(C)	52,278	1,255
VTB Bank PJSC, GDR (A)(C)	86,297	1,208
		60,388
Saudi Arabia - 3.9%
Al Babtain Power & Telecommunication Company	2,982	31,264
Al Jouf Agricultural Development Company	910	13,240
Al Jouf Cement Company (A)	5,694	17,211
AlAbdullatif Industrial Investment Company (A)	1,743	7,941
Al-Etihad Cooperative Insurance Company (A)	3,051	20,018
AlJazira Takaful Ta'awuni Company (A)	2,630	13,267
Alujain Corp. (A)	2,675	28,690
Amlak International Finance Company	2,768	10,330
Arab National Bank	60,610	477,734
Arabia Insurance Cooperative Company (A)	2,449	10,870
Arabian Cement Company	4,196	35,949
Arabian Shield Cooperative Insurance Company (A)	4,765	27,588
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Arriyadh Development Company	5,359	$34,297
Bank Al-Jazira (A)	39,050	208,275
Banque Saudi Fransi	45,471	472,469
City Cement Company	6,807	36,997
Dar Al Arkan Real Estate Development Company (A)	52,148	192,184
Eastern Province Cement Company	3,671	34,569
Emaar Economic City (A)	37,238	82,372
Etihad Etisalat Company	33,591	471,035
Hail Cement Company	4,570	13,787
Jazan Development and Investment Company (A)	2,068	9,581
L'Azurde Company for Jewelry	2,204	9,934
Methanol Chemicals Company (A)	2,886	12,837
Mobile Telecommunications Company Saudi Arabia	47,765	160,670
Najran Cement Company	7,837	21,501
National Industrialization Company (A)	23,414	82,640
Nayifat Finance Company (A)	5,233	19,924
Northern Region Cement Company	10,351	27,593
Rabigh Refining & Petrochemical Company (A)	27,500	54,319
Riyad Bank	9,364	74,439
Sahara International Petrochemical Company	35,187	290,368
Saudi Awwal Bank	79,835	883,584
Saudi Basic Industries Corp.	68,764	1,432,149
Saudi Ceramic Company (A)	2,221	20,165
Saudi Chemical Company Holding	34,563	64,544
Saudi Industrial Investment Group	21,658	129,222
Saudi Kayan Petrochemical Company (A)	70,876	170,457
Saudi Marketing Company	2,495	18,327
Saudi Telecom Company	15,396	162,531
Seera Group Holding (A)	16,962	128,352
SHL Finance Company	4,742	21,297
Sinad Holding Company (A)	4,643	16,530
Southern Province Cement Company	3,125	32,736
Sustained Infrastructure Holding Company	2,229	22,955
Tabuk Cement Company (A)	4,675	16,319
Taiba Investments Company (A)	3,329	32,962
The National Company for Glass Industries	912	10,230
The Saudi Investment Bank	43,032	190,017
The Saudi National Bank	201,369	2,191,703
The Savola Group	7,399	111,406
Umm Al-Qura Cement Company (A)	2,316	9,235
Yamama Cement Company	11,422	102,458
Yanbu National Petrochemical Company	15,128	150,191
		8,921,263
Singapore - 0.0%
BOC Aviation, Ltd. (B)	8,100	62,489
South Africa - 2.6%
Absa Group, Ltd.	60,222	470,172
AECI, Ltd.	11,686	57,395
African Rainbow Minerals, Ltd.	9,980	86,535
Aspen Pharmacare Holdings, Ltd.	28,333	328,452
Astral Foods, Ltd. (A)	2,733	20,457
Balwin Properties, Ltd.	6,271	623
Barloworld, Ltd.	21,853	70,470
Blue Label Telecoms, Ltd. (A)	44,582	11,014
Caxton & CTP Publishers & Printers, Ltd.	19,879	10,560
DataTec, Ltd.	21,618	43,241

60

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Exxaro Resources, Ltd.	20,960	$187,243
Grindrod, Ltd.	45,556	31,165
Harmony Gold Mining Company, Ltd.	4,173	34,506
Harmony Gold Mining Company, Ltd., ADR	27,692	226,244
Hudaco Industries, Ltd.	5,065	42,416
Impala Platinum Holdings, Ltd.	78,568	324,582
Investec, Ltd.	9,367	61,783
KAP, Ltd. (A)	257,249	35,289
Lewis Group, Ltd.	14,408	33,068
Life Healthcare Group Holdings, Ltd.	82,813	75,142
Metair Investments, Ltd. (A)	23,633	16,698
Momentum Metropolitan Holdings	107,651	115,518
Motus Holdings, Ltd.	14,065	64,949
Mpact, Ltd.	23,460	32,880
MTN Group, Ltd.	116,643	577,124
Naspers, Ltd., N Shares	857	151,917
Nedbank Group, Ltd.	30,206	364,423
Oceana Group, Ltd.	8,436	31,334
Old Mutual, Ltd.	369,175	228,904
Omnia Holdings, Ltd.	19,012	59,324
Pepkor Holdings, Ltd. (B)	136,329	135,822
PPC, Ltd. (A)	168,790	29,435
Raubex Group, Ltd.	20,799	33,999
RCL Foods, Ltd. (A)	35,643	18,788
Reunert, Ltd.	9,501	33,085
Sappi, Ltd.	61,862	164,030
Sasol, Ltd.	48,409	374,100
Sibanye Stillwater, Ltd.	166,515	190,575
Sibanye Stillwater, Ltd., ADR (D)	6,879	32,400
Standard Bank Group, Ltd.	60,439	591,299
Super Group, Ltd.	42,421	57,584
Telkom SA SOC, Ltd. (A)	37,622	59,499
The Foschini Group, Ltd.	29,021	152,802
The SPAR Group, Ltd. (A)	2,297	10,732
Thungela Resources, Ltd.	9,946	63,993
Trencor, Ltd. (A)	40,666	15,614
Wilson Bayly Holmes-Ovcon, Ltd. (A)	1,735	12,455
Zeda, Ltd. (A)	21,853	12,751
		5,782,391
South Korea - 12.9%
Advanced Process Systems Corp.	893	14,355
Aekyung Chemical Company, Ltd.	2,081	19,971
Ajin Industrial Company, Ltd.	8,098	23,964
AK Holdings, Inc.	743	8,597
AMOREPACIFIC Group	1,900	38,260
Ananti, Inc. (A)	1,993	9,505
Asia Cement Company, Ltd.	320	2,542
ASIA Holdings Company, Ltd.	241	44,223
Asia Paper Manufacturing Company, Ltd.	565	18,925
BH Company, Ltd.	1,348	16,947
Binggrae Company, Ltd.	522	21,119
BNK Financial Group, Inc.	20,556	121,776
Bookook Securities Company, Ltd.	501	9,168
Chongkundang Holdings Corp.	288	13,595
Chorokbaem Media Company, Ltd. (A)(C)	1,145	4,593
CJ CGV Company, Ltd. (A)	4,835	19,967
CJ CheilJedang Corp.	819	177,670
CJ Corp. (A)	1,674	151,858
CJ ENM Company, Ltd. (A)	847	49,320
CJ Freshway Corp. (A)	868	15,159
CJ Logistics Corp.	826	73,462
Com2uS Corp.	399	12,573
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
CR Holdings Company, Ltd.	6,433	$29,169
Cuckoo Homesys Company, Ltd.	560	9,432
Dae Won Kang Up Company, Ltd.	4,385	16,891
Daedong Corp.	860	8,654
Daehan Flour Mills Company, Ltd.	232	22,850
Daesang Corp.	2,028	29,524
Daesang Holdings Company, Ltd.	2,310	16,135
Daewoo Engineering & Construction Company, Ltd. (A)	20,805	57,671
Daewoong Company, Ltd.	1,698	26,136
Dahaam E-Tec Company, Ltd. (A)(C)	2,630	68,180
Daihan Pharmaceutical Company, Ltd.	563	11,878
Daishin Securities Company, Ltd.	3,901	45,616
Daol Investment & Securities Company, Ltd.	4,729	11,939
Daou Data Corp.	1,085	10,275
Daou Technology, Inc.	2,309	36,361
DB Financial Investment Company, Ltd.	3,849	12,199
DB HiTek Company, Ltd.	1,701	55,479
DB Insurance Company, Ltd.	3,220	230,330
DB, Inc. (A)	8,768	10,084
Deutsch Motors, Inc.	3,903	16,329
DGB Financial Group, Inc.	19,003	122,880
DL E&C Company, Ltd.	4,034	110,289
DL Holdings Company, Ltd.	1,609	62,642
DMS Company, Ltd.	3,275	16,560
DN Automotive Corp.	198	12,251
Dong-A Socio Holdings Company, Ltd.	153	13,367
Dong-A ST Company, Ltd.	332	18,433
Dongkuk CM Company, Ltd.	2,006	9,609
Dongkuk Holdings Company, Ltd.	1,068	6,490
Dongkuk Steel Mill Company, Ltd.	3,328	28,488
Dongsuh Companies, Inc.	882	11,239
Dongwha Pharm Company, Ltd.	1,912	13,506
Dongwon Development Company, Ltd.	5,212	10,441
Dongwon F&B Company, Ltd.	610	15,197
Doosan Bobcat, Inc.	4,079	163,658
Doosan Company, Ltd. (A)	554	62,300
DoubleUGames Company, Ltd.	614	19,325
Easy Holdings Company, Ltd.	3,872	9,551
EBEST Investment & Securities Company, Ltd. (A)	2,321	7,741
E-MART, Inc. (A)	1,480	75,096
Eugene Corp.	6,888	18,973
Eugene Investment & Securities Company, Ltd.	11,471	36,057
Eusu Holdings Company, Ltd.	1,407	5,919
Farmsco	2,687	6,182
Fila Holdings Corp.	1,539	43,829
GOLFZON Company, Ltd.	325	20,424
Green Cross Corp.	133	12,366
Green Cross Holdings Corp.	1,608	20,727
GS Engineering & Construction Corp. (A)	4,548	51,281
GS Global Corp.	7,813	15,509
GS Holdings Corp.	5,061	182,130
GS Retail Company, Ltd.	3,309	50,257
Gwangju Shinsegae Company, Ltd.	760	17,439
Haesung Industrial Company, Ltd.	1,128	6,545
Hana Financial Group, Inc.	21,723	950,986
Handok, Inc.	729	7,697
Handsome Company, Ltd.	1,545	22,960
Hanil Cement Company, Ltd.	1,450	13,459
Hanil Holdings Company, Ltd.	3,183	29,653
Hanjin Transportation Company, Ltd.	1,052	17,951

61

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hankook Tire & Technology Company, Ltd.	5,360	$215,373
Hanshin Construction Company, Ltd.	1,844	9,224
Hansol Holdings Company, Ltd.	5,241	11,879
Hansol Paper Company, Ltd.	2,920	22,453
Hansol Technics Company, Ltd.	3,325	15,517
Hanwha Corp.	2,757	57,754
Hanwha Galleria Corp. (A)	5,420	5,727
Hanwha Investment & Securities Company, Ltd. (A)	8,960	26,718
Hanwha Life Insurance Company, Ltd.	34,108	73,553
Hanwha Solutions Corp.	6,382	131,051
Hanyang Eng Company, Ltd.	1,654	23,195
Harim Holdings Company, Ltd.	5,100	25,520
HD Hyundai Company, Ltd.	3,580	183,205
HD Hyundai Construction Equipment Company, Ltd.	1,613	70,168
HD Hyundai Infracore Company, Ltd. (A)	8,728	55,578
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	2,512	224,445
HDC Holdings Company, Ltd.	2,737	16,502
HDC Hyundai Development Co-Engineering & Construction, Series E	3,037	40,482
Hitejinro Holdings Company, Ltd.	995	6,668
HK inno N Corp.	1,619	45,746
HL Holdings Corp.	837	21,038
HL Mando Company, Ltd.	2,213	56,085
HMM Company, Ltd.	21,976	257,052
HS Industries Company, Ltd.	4,056	10,428
Huons Global Company, Ltd.	581	9,993
Husteel Company, Ltd.	4,748	17,645
Huvis Corp. (A)	3,715	10,937
Hwa Shin Company, Ltd.	2,283	18,249
Hyosung Corp.	540	24,967
Hyosung TNC Corp.	222	50,893
Hyundai Corp.	1,339	17,679
Hyundai Corp. Holdings, Inc.	1,811	14,347
Hyundai Department Store Company, Ltd.	1,243	47,927
Hyundai Engineering & Construction Company, Ltd.	5,407	133,704
Hyundai Futurenet Company, Ltd.	8,894	24,484
Hyundai GF Holdings	3,419	10,999
Hyundai Glovis Company, Ltd.	1,260	169,110
Hyundai Green Food	1,814	16,036
Hyundai Home Shopping Network Corp.	652	25,274
Hyundai Livart Furniture Company, Ltd. (A)	1,327	7,579
Hyundai Marine & Fire Insurance Company, Ltd.	4,678	107,144
Hyundai Mobis Company, Ltd.	3,299	640,460
Hyundai Motor Company	10,087	1,774,994
Hyundai Motor Securities Company, Ltd.	3,480	23,233
Hyundai Steel Company	6,801	160,759
Hyundai Wia Corp. (A)	1,286	54,375
Iljin Holdings Company, Ltd.	4,669	15,378
iMarketKorea, Inc.	1,985	12,581
Industrial Bank of Korea	18,712	194,085
Innocean Worldwide, Inc.	938	15,597
INTOPS Company, Ltd.	1,374	31,168
Inzi Controls Company, Ltd.	1,760	10,352
IS Dongseo Company, Ltd.	860	18,836
JB Financial Group Company, Ltd.	11,451	111,043
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Jeil Savings Bank (A)(C)	1,820	$0
Kakao Games Corp. (A)	2,536	44,011
Kangwon Land, Inc.	3,386	41,287
KAON Group Company, Ltd.	3,123	16,590
KB Financial Group, Inc.	550	28,742
KB Financial Group, Inc., ADR (D)	25,595	1,332,732
KC Company, Ltd.	1,496	27,374
KCC Corp.	347	68,233
KCC Glass Corp.	939	28,735
KCTC	4,403	12,869
KEPCO Plant Service & Engineering Company, Ltd.	568	15,325
KG Chemical Corp.	3,995	17,687
KG Eco Technology Service Company, Ltd.	1,161	8,154
Kginicis Company, Ltd.	1,190	10,376
KGMobilians Company, Ltd.	2,700	10,381
KH Vatec Company, Ltd.	1,023	12,278
Kia Corp.	21,250	1,766,071
KISCO Corp.	4,131	28,507
KISCO Holdings Company, Ltd.	1,536	25,938
KISWIRE, Ltd.	1,688	26,609
KIWOOM Securities Company, Ltd.	1,432	131,185
Kolmar Korea Holdings Company, Ltd.	2,646	16,395
Kolon Corp.	898	11,451
Kolon Industries, Inc.	1,911	53,968
Korea Asset In Trust Company, Ltd.	9,060	21,194
Korea Circuit Company, Ltd. (A)	1,415	19,047
Korea Electric Terminal Company, Ltd.	561	25,827
Korea Flange Company, Ltd. (A)	2,801	11,394
Korea Investment Holdings Company, Ltd.	3,247	160,757
Korea Line Corp. (A)	23,137	32,926
Korea Petrochemical Industrial Company, Ltd.	231	22,732
Korea Real Estate Investment & Trust Company, Ltd.	14,635	11,217
Korea United Pharm, Inc.	287	5,097
Korea Zinc Company, Ltd.	260	87,745
Korean Air Lines Company, Ltd.	7,073	113,879
Korean Reinsurance Company (A)	13,636	84,218
Kortek Corp.	1,806	10,103
KPX Chemical Company, Ltd.	660	22,749
KSS LINE, Ltd.	3,562	22,251
KT Skylife Company, Ltd.	1,768	7,407
Kumho HT, Inc. (A)	19,985	9,546
Kumho Petrochemical Company, Ltd.	1,206	125,818
Kumho Tire Company, Inc. (A)	4,429	19,649
KUMHOE&C Company, Ltd. (A)	2,357	7,830
Kwang Dong Pharmaceutical Company, Ltd.	3,313	18,170
Kyeryong Construction Industrial Company, Ltd.	844	8,991
Kyung-In Synthetic Corp.	4,181	11,119
LF Corp.	2,312	26,445
LG Chem, Ltd.	2,982	976,025
LG Corp.	6,087	395,963
LG Display Company, Ltd., ADR (D)	38,635	158,404
LG Electronics, Inc.	9,906	712,097
LG H&H Company, Ltd.	617	177,246
LG HelloVision Company, Ltd.	3,836	10,065
LG Innotek Company, Ltd.	910	133,609
LG Uplus Corp.	18,651	139,200
Lotte Chemical Corp.	1,213	108,139
Lotte Chilsung Beverage Company, Ltd.	253	24,038

62

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Lotte Corp.	2,012	$41,610
LOTTE Fine Chemical Company, Ltd.	1,504	52,956
LOTTE Himart Company, Ltd.	1,006	7,238
Lotte Non-Life Insurance Company, Ltd. (A)	11,672	24,264
Lotte Rental Company, Ltd.	328	6,762
Lotte Shopping Company, Ltd.	881	48,134
Lotte Wellfood Company, Ltd.	95	8,655
LS Corp.	1,347	114,215
LX Hausys, Ltd.	659	19,338
LX Holdings Corp.	2,952	15,329
LX International Corp.	2,902	57,241
Mirae Asset Life Insurance Company, Ltd. (A)	8,582	28,954
Mirae Asset Securities Company, Ltd.	22,352	134,944
MK Electron Company, Ltd.	1,860	19,357
Motonic Corp.	2,259	13,644
Muhak Company, Ltd.	2,080	7,887
Namyang Dairy Products Company, Ltd.	58	25,208
Netmarble Corp. (A)(B)	1,149	53,838
Nexen Corp.	3,733	11,553
Nexen Tire Corp.	6,465	39,972
NH Investment & Securities Company, Ltd.	12,340	108,153
NHN Corp.	1,882	35,293
Nice Information & Telecommunication, Inc.	705	11,184
Nong Shim Holdings Company, Ltd.	402	20,071
NongShim Company, Ltd.	218	60,314
NOVAREX Company, Ltd.	1,637	12,241
OCI Company, Ltd.	500	31,884
OCI Holdings Company, Ltd.	1,105	77,190
Orion Holdings Corp.	2,756	28,940
Ottogi Corp.	84	24,870
Pan Ocean Company, Ltd.	26,446	83,655
Paradise Company, Ltd.	1,963	20,864
Partron Company, Ltd.	3,579	20,940
PHA Company, Ltd.	2,626	21,660
Poongsan Corp.	2,423	90,574
Poongsan Holdings Corp.	1,694	36,729
POSCO Holdings, Inc.	4,657	1,458,703
RFTech Company, Ltd. (A)	4,033	12,030
Sam Young Electronics Company, Ltd.	938	6,679
Samho Development Company, Ltd.	4,213	10,506
SAMPYO Cement Company, Ltd.	4,134	9,172
Samsung C&T Corp.	4,114	489,234
Samsung Card Company, Ltd.	2,454	70,083
Samsung Electronics Company, Ltd.	73,567	4,421,194
Samsung Fire & Marine Insurance Company, Ltd.	1,372	315,079
Samsung Life Insurance Company, Ltd.	4,195	297,593
Samsung Securities Company, Ltd.	4,810	145,449
Samyang Corp.	258	10,236
Samyang Holdings Corp.	535	28,384
Sangsangin Company, Ltd. (A)	3,653	10,348
SeAH Besteel Holdings Corp.	1,017	17,119
Sebang Company, Ltd.	1,153	10,236
Sebang Global Battery Company, Ltd.	601	35,127
Seegene, Inc.	2,081	38,062
Sejong Industrial Company, Ltd.	1,547	6,837
Sejong Telecom, Inc.	16,079	7,526
Seohee Construction Company, Ltd.	13,592	13,529
Seoul Semiconductor Company, Ltd.	3,322	25,233
Seoyon Company, Ltd.	2,508	19,031
Seoyon E-Hwa Company, Ltd.	1,694	23,452
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SFA Engineering Corp.	1,117	$21,226
SGC Energy Company, Ltd.	744	12,403
SGC eTec E&C Company, Ltd.	231	2,743
Shin Heung Energy & Electronics Company, Ltd.	533	24,563
Shindaeyang Paper Company, Ltd.	2,670	12,355
Shinhan Financial Group Company, Ltd.	2,494	87,976
Shinhan Financial Group Company, Ltd., ADR (D)	32,928	1,168,615
Shinsegae Food Company, Ltd. (A)	268	7,488
Shinsegae International, Inc.	1,033	13,694
Shinsegae, Inc.	668	84,500
Shinyoung Securities Company, Ltd.	580	27,434
SIMMTECH HOLDINGS Company, Ltd.	3,917	7,803
SK Chemicals Company, Ltd.	769	36,131
SK Discovery Company, Ltd.	1,496	49,722
SK Gas, Ltd.	304	33,968
SK Innovation Company, Ltd. (A)	4,412	388,617
SK Networks Company, Ltd.	16,268	73,947
SK Securities Company, Ltd.	27,076	12,381
SK, Inc.	2,806	380,641
SL Corp.	1,341	31,694
SNT Holdings Company, Ltd.	1,460	24,151
SNT Motiv Company, Ltd.	882	29,459
S-Oil Corp.	3,185	184,469
Songwon Industrial Company, Ltd.	1,547	15,883
Spigen Korea Company, Ltd.	525	11,895
Sugentech, Inc. (A)	1,378	6,502
Suheung Company, Ltd.	502	8,451
Sung Kwang Bend Company, Ltd.	2,894	24,091
Sungshin Cement Company, Ltd.	2,022	13,032
Sungwoo Hitech Company, Ltd.	2,984	20,980
Sunjin Company, Ltd.	2,276	12,372
Suprema, Inc. (A)	879	15,615
Taekwang Industrial Company, Ltd.	48	27,386
The Nature Holdings Company, Ltd.	961	10,710
Tongyang Life Insurance Company, Ltd. (A)	7,644	33,091
Toptec Company, Ltd.	2,033	12,439
TS Corp.	12,730	30,613
TY Holdings Company, Ltd. (A)	2,153	5,749
Ubiquoss, Inc.	926	12,289
Uju Electronics Company, Ltd.	672	10,251
Unid Company, Ltd.	406	24,517
Value Added Technology Company, Ltd.	555	12,611
Webzen, Inc.	1,480	18,145
WiSoL Company, Ltd.	2,256	13,674
Wonik Holdings Company, Ltd. (A)	5,948	17,527
Wonik Materials Company, Ltd.	880	23,280
Woori Financial Group, Inc.	41,842	453,868
Young Poong Corp.	51	18,064
Youngone Corp.	2,509	75,481
Youngone Holdings Company, Ltd.	920	59,034
Yuanta Securities Korea Company, Ltd.	11,703	23,567
Zinus, Inc.	797	8,276
		29,374,948
Taiwan - 18.9%
Abico Avy Company, Ltd.	24,990	18,073
Ability Enterprise Company, Ltd.	31,000	25,237
AcBel Polytech, Inc.	47,000	57,182
Acer, Inc.	256,452	373,812
ACES Electronic Company, Ltd.	19,323	21,839
Acter Group Corp., Ltd.	8,000	50,520
Action Electronics Company, Ltd.	19,000	10,357

63

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Adlink Technology, Inc.	6,000	$12,840
Advanced International Multitech Company, Ltd.	13,000	28,394
Advancetek Enterprise Company, Ltd.	10,000	14,101
AGV Products Corp.	11,716	4,395
Alltek Technology Corp.	10,000	11,320
Alpha Networks, Inc.	17,000	19,179
Altek Corp.	16,000	18,150
AMPACS Corp.	7,000	11,441
AmTRAN Technology Company, Ltd. (A)	49,581	22,001
Apacer Technology, Inc.	11,000	24,085
APAQ Technology Company, Ltd.	10,000	24,639
APCB, Inc.	37,000	24,914
Apex International Company, Ltd.	7,000	8,766
Arcadyan Technology Corp.	8,000	47,870
Ardentec Corp.	45,000	115,798
Argosy Research, Inc.	7,000	39,422
ASE Technology Holding Company, Ltd.	256,000	1,242,649
Asia Cement Corp.	137,805	176,293
Asia Optical Company, Inc.	14,000	28,455
Asia Polymer Corp.	50,607	30,197
Asia Tech Image, Inc.	12,000	25,795
Asustek Computer, Inc.	49,000	648,685
Audix Corp.	21,000	45,602
AUO Corp. (A)	411,200	232,468
AVerMedia Technologies, Inc.	19,000	26,541
Axiomtek Company, Ltd.	4,000	11,394
Bank of Kaohsiung Company, Ltd. (A)	111,247	41,378
Basso Industry Corp.	8,000	10,412
BenQ Materials Corp.	13,000	13,835
BES Engineering Corp.	163,700	72,153
Bioteque Corp.	3,000	11,813
Bizlink Holding, Inc.	9,000	72,228
Brighton-Best International Taiwan, Inc.	19,000	20,073
Capital Securities Corp.	183,403	108,617
Career Technology MFG. Company, Ltd.	36,174	22,945
Catcher Technology Company, Ltd.	43,000	292,197
Cathay Financial Holding Company, Ltd. (A)	424,775	640,125
Cathay Real Estate Development Company, Ltd.	46,400	30,793
CCP Contact Probes Company, Ltd.	8,000	10,557
Celxpert Energy Corp.	12,896	10,361
Center Laboratories, Inc.	37,371	50,810
Central Reinsurance Company, Ltd.	40,463	31,480
Chang Hwa Commercial Bank, Ltd.	326,994	185,411
Chang Wah Electromaterials, Inc.	15,000	18,635
Channel Well Technology Company, Ltd.	5,000	12,427
Chant Sincere Company, Ltd.	5,000	12,174
Charoen Pokphand Enterprise	4,000	13,753
CHC Healthcare Group	8,000	15,129
Chen Full International Company, Ltd.	15,000	19,216
Cheng Loong Corp.	68,320	62,582
Cheng Mei Materials Technology Corp. (A)	39,090	16,115
Cheng Shin Rubber Industry Company, Ltd.	164,000	254,582
Cheng Uei Precision Industry Company, Ltd.	37,629	54,104
Chia Chang Company, Ltd.	8,000	11,273
Chia Hsin Cement Corp.	15,300	8,314
Chicony Electronics Company, Ltd.	28,000	193,645
China Airlines, Ltd.	264,910	161,313
China Bills Finance Corp.	95,000	44,814
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
China Chemical & Pharmaceutical Company, Ltd.	34,000	$24,227
China Development Financial Holding Corp. (A)	1,167,535	505,039
China Electric Manufacturing Corp.	20,000	10,750
China General Plastics Corp.	22,000	12,445
China Man-Made Fiber Corp. (A)	139,414	31,619
China Metal Products Company, Ltd.	26,513	30,947
China Motor Corp.	30,250	122,924
China Petrochemical Development Corp. (A)	238,245	70,198
China Steel Corp.	1,010,180	751,213
Chin-Poon Industrial Company, Ltd.	43,571	63,241
Chipbond Technology Corp.	70,000	170,417
ChipMOS Technologies, Inc.	66,938	106,703
Chong Hong Construction Company, Ltd.	19,000	52,117
Chun Yuan Steel Industry Company, Ltd.	50,874	30,543
Chung Hwa Pulp Corp.	41,000	30,000
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	7,000	10,939
Clevo Company	27,000	34,523
CMC Magnetics Corp.	68,121	26,084
Compal Electronics, Inc.	325,000	389,247
Compeq Manufacturing Company, Ltd.	77,000	188,106
Concord Securities Company, Ltd.	26,000	13,424
Continental Holdings Corp.	49,050	46,287
Coremax Corp.	9,823	19,641
Coretronic Corp.	40,000	97,746
Co-Tech Development Corp.	15,000	27,349
CTBC Financial Holding Company, Ltd.	1,395,348	1,412,312
CTCI Corp.	42,000	62,046
DA CIN Construction Company, Ltd.	16,000	27,897
Da-Li Development Company, Ltd.	17,850	23,445
Darfon Electronics Corp.	16,000	31,153
Darwin Precisions Corp.	37,000	18,665
Depo Auto Parts Industrial Company, Ltd.	12,000	85,493
Dimerco Express Corp.	7,000	19,746
D-Link Corp.	50,600	29,343
Dyaco International, Inc.	5,795	5,594
Dynamic Holding Company, Ltd.	20,000	43,377
Dynapack International Technology Corp.	10,000	29,698
E.Sun Financial Holding Company, Ltd.	51,722	43,861
Eastern Media International Corp. (A)	16,000	10,075
Edom Technology Company, Ltd.	18,400	13,516
Elite Advanced Laser Corp.	7,000	16,428
Elitegroup Computer Systems Company, Ltd. (A)	42,104	40,880
Ennoconn Corp.	6,000	65,471
Ennostar, Inc. (A)	42,656	51,524
EnTie Commercial Bank Company, Ltd.	58,000	25,448
Eson Precision Ind Company, Ltd.	7,000	13,184
Eternal Materials Company, Ltd.	57,400	56,136
Eva Airways Corp.	218,725	216,024
Everest Textile Company, Ltd. (A)	64,835	16,872
Evergreen International Storage & Transport Corp.	44,600	43,567
Evergreen Marine Corp. Taiwan, Ltd.	83,662	460,474
Evergreen Steel Corp.	14,000	56,012
Everlight Chemical Industrial Corp.	49,250	30,322
Everlight Electronics Company, Ltd.	46,000	76,915
Excelsior Medical Company, Ltd.	18,271	55,050
Far Eastern Department Stores, Ltd.	77,720	72,146

64

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Far Eastern International Bank	253,756	$113,013
Far Eastern New Century Corp.	252,249	260,401
Farglory F T Z Investment Holding Company, Ltd.	6,000	10,540
Farglory Land Development Company, Ltd.	28,530	51,520
Feng Hsin Steel Company, Ltd.	21,000	46,539
First Financial Holding Company, Ltd.	634,473	547,065
First Steamship Company, Ltd. (A)	84,809	20,903
FIT Holding Company, Ltd.	16,000	21,562
Fitipower Integrated Technology, Inc.	8,200	69,178
Fittech Company, Ltd.	9,000	14,508
FLEXium Interconnect, Inc.	27,000	77,382
Flytech Technology Company, Ltd.	5,000	12,246
Formosa Advanced Technologies Company, Ltd.	25,000	28,356
Formosa Chemicals & Fibre Corp.	184,000	314,338
Formosa Laboratories, Inc.	9,543	32,529
Formosa Petrochemical Corp.	44,000	94,375
Formosa Plastics Corp.	188,000	399,927
Formosa Sumco Technology Corp.	3,000	15,432
Formosa Taffeta Company, Ltd.	67,000	46,263
Formosan Rubber Group, Inc.	29,718	22,521
Formosan Union Chemical	48,812	29,654
Foxconn Technology Company, Ltd.	64,626	131,452
Foxsemicon Integrated Technology, Inc.	4,000	37,437
Franbo Lines Corp. (A)	21,000	13,002
FSP Technology, Inc.	10,000	17,788
Fu Hua Innovation Company, Ltd.	23,970	21,120
Fubon Financial Holding Company, Ltd.	463,895	1,004,164
Fulgent Sun International Holding Company, Ltd.	11,000	42,111
Fulltech Fiber Glass Corp.	47,275	26,821
Fusheng Precision Company, Ltd.	5,000	36,790
Fwusow Industry Company, Ltd.	41,200	24,008
G Shank Enterprise Company, Ltd.	16,450	37,570
Gamania Digital Entertainment Company, Ltd.	9,000	20,420
Gemtek Technology Corp.	32,000	34,198
General Interface Solution Holding, Ltd.	29,000	54,347
Genius Electronic Optical Company, Ltd.	6,000	95,344
Getac Holdings Corp.	14,000	58,184
Giant Manufacturing Company, Ltd.	19,000	133,558
Giantplus Technology Company, Ltd.	31,000	13,569
Global Brands Manufacture, Ltd.	37,541	86,489
Global Lighting Technologies, Inc.	6,000	9,451
Global PMX Company, Ltd.	3,000	10,033
Globe Union Industrial Corp. (A)	27,525	14,540
Gloria Material Technology Corp.	39,684	61,601
Goldsun Building Materials Company, Ltd.	93,540	110,205
Gordon Auto Body Parts	10,000	11,490
Gourmet Master Company, Ltd.	6,000	17,322
Grand Pacific Petrochemical	90,295	36,961
Grape King Bio, Ltd.	10,000	50,468
Great China Metal Industry	33,000	24,643
Great Wall Enterprise Company, Ltd.	51,724	93,297
Greatek Electronics, Inc.	12,000	23,361
Hannstar Board Corp.	39,750	78,499
HannStar Display Corp. (A)	140,842	47,095
HannsTouch Holdings Company (A)	64,000	16,491
Hey Song Corp.	40,000	51,374
Highlight Tech Corp. (A)	6,000	11,133
Highwealth Construction Corp.	96,357	121,943
Hiwin Technologies Corp.	19,000	165,611
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Ho Tung Chemical Corp.	88,399	$24,190
Hocheng Corp.	19,000	10,624
Hold-Key Electric Wire & Cable Company, Ltd.	11,000	13,224
Holiday Entertainment Company, Ltd.	8,000	21,938
Holy Stone Enterprise Company, Ltd.	10,500	31,631
Hon Hai Precision Industry Company, Ltd.	815,448	3,960,675
Hong Pu Real Estate Development Company, Ltd.	27,000	25,114
Hong TAI Electric Industrial	20,000	19,604
Horizon Securities Company, Ltd.	19,080	7,249
Hota Industrial Manufacturing Company, Ltd.	21,000	33,663
Hsin Kuang Steel Company, Ltd.	10,000	19,435
Hsing TA Cement Company, Ltd.	38,000	22,806
Hu Lane Associate, Inc.	3,000	15,524
HUA ENG Wire & Cable Company, Ltd.	14,000	13,426
Hua Nan Financial Holdings Company, Ltd.	600,096	429,284
Huaku Development Company, Ltd.	11,000	43,122
Huang Hsiang Construction Corp.	18,000	25,260
Hung Ching Development & Construction Company, Ltd.	14,000	17,365
Hung Sheng Construction, Ltd.	42,240	28,643
IBF Financial Holdings Company, Ltd.	268,707	116,721
Ichia Technologies, Inc.	25,000	27,326
I-Chiun Precision Industry Company, Ltd.	14,000	25,629
IEI Integration Corp.	12,000	30,832
Innolux Corp. (A)	565,337	268,518
Inpaq Technology Company, Ltd.	12,602	34,103
Integrated Service Technology, Inc.	9,000	34,596
International CSRC Investment Holdings Company	81,383	43,989
Inventec Corp.	95,000	173,860
Iron Force Industrial Company, Ltd.	6,000	18,362
I-Sheng Electric Wire & Cable Company, Ltd.	10,000	16,337
ITEQ Corp.	11,000	30,747
Jarllytec Company, Ltd.	5,000	40,700
Jean Company, Ltd.	21,000	17,588
Jess-Link Products Company, Ltd.	13,000	51,403
Johnson Health Tech Company, Ltd.	6,000	13,472
Kaimei Electronic Corp.	10,640	19,946
Kedge Construction Company, Ltd.	6,831	18,502
Kenda Rubber Industrial Company, Ltd.	41,496	41,680
Kerry TJ Logistics Company, Ltd.	16,000	19,396
Kindom Development Company, Ltd.	24,000	30,778
King Yuan Electronics Company, Ltd.	63,796	211,409
King's Town Bank Company, Ltd.	83,000	133,848
King's Town Construction Company, Ltd. (A)	7,300	9,968
Kinko Optical Company, Ltd.	15,758	12,701
Kinpo Electronics, Inc.	108,269	51,429
Kinsus Interconnect Technology Corp.	22,000	68,032
KMC Kuei Meng International, Inc.	3,000	13,266
KS Terminals, Inc.	9,000	19,666
Kung Long Batteries Industrial Company, Ltd.	3,000	13,124
Kung Sing Engineering Corp. (A)	49,000	20,587
Kuo Toong International Company, Ltd.	18,248	44,494
Kuo Yang Construction Company, Ltd. (A)	12,000	10,363
Kwong Lung Enterprise Company, Ltd.	7,000	13,321

65

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
L&K Engineering Company, Ltd.	12,297	$87,030
Largan Precision Company, Ltd.	8,000	607,264
Lealea Enterprise Company, Ltd. (A)	93,728	26,799
Lelon Electronics Corp.	8,000	17,799
Li Peng Enterprise Company, Ltd. (A)	62,000	15,657
Lida Holdings, Ltd.	4,640	4,422
Lien Hwa Industrial Holdings Corp.	42,198	89,661
Lingsen Precision Industries, Ltd.	49,481	37,248
Lite-On Technology Corp.	105,000	348,069
Long Da Construction & Development Corp.	10,000	12,541
Longchen Paper & Packaging Company, Ltd.	66,189	30,104
Longwell Company	7,000	19,731
Lumax International Corp., Ltd.	3,600	11,357
Lung Yen Life Service Corp. (A)	9,000	11,361
Macauto Industrial Company, Ltd.	8,000	18,207
Machvision, Inc.	2,000	24,163
Macronix International Company, Ltd.	156,000	129,924
Mega Financial Holding Company, Ltd.	372,070	467,853
Mercuries & Associates Holding, Ltd. (A)	56,669	22,310
Mercuries Life Insurance Company, Ltd. (A)	87,212	13,165
Merida Industry Company, Ltd.	14,000	92,925
Merry Electronics Company, Ltd.	12,000	44,449
Micro-Star International Company, Ltd.	14,000	73,057
Mildef Crete, Inc.	6,000	16,865
Mirle Automation Corp.	10,000	14,686
Mitac Holdings Corp.	58,316	95,158
MOSA Industrial Corp.	9,738	7,107
Motech Industries, Inc.	30,000	26,502
MPI Corp.	4,000	38,076
Nak Sealing Technologies Corp.	6,000	25,225
Namchow Holdings Company, Ltd.	9,000	16,360
Nan Pao Resins Chemical Company, Ltd.	3,000	29,394
Nan Ya Plastics Corp.	302,000	519,549
Nan Ya Printed Circuit Board Corp.	14,000	86,612
Nantex Industry Company, Ltd.	28,000	29,098
Nanya Technology Corp.	95,000	200,633
Nichidenbo Corp.	15,000	27,734
Nishoku Technology, Inc.	7,800	27,671
Nuvoton Technology Corp.	8,000	31,008
O-Bank Company, Ltd.	52,538	16,305
Orient Semiconductor Electronics, Ltd.	26,000	53,201
Oriental Union Chemical Corp.	28,000	15,747
O-TA Precision Industry Company, Ltd.	4,000	11,348
Pacific Construction Company	38,289	11,712
Paiho Shih Holdings Corp.	11,550	6,639
Pan German Universal Motors, Ltd.	2,000	19,804
Pan Jit International, Inc.	13,000	23,332
Pan-International Industrial Corp.	44,481	53,150
PChome Online, Inc. (A)	6,612	7,028
PCL Technologies, Inc.	5,000	11,402
Pegatron Corp.	170,660	531,310
Phison Electronics Corp.	8,000	172,551
Posiflex Technology, Inc.	2,000	7,404
Pou Chen Corp.	164,348	186,042
Powerchip Semiconductor Manufacturing Corp. (A)	240,000	194,236
Powertech Technology, Inc.	43,000	269,898
President Securities Corp.	99,549	75,319
Primax Electronics, Ltd.	26,000	69,729
Prince Housing & Development Corp.	142,555	46,982
Prodisc Technology, Inc. (A)(C)	762,000	0
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Promate Electronic Company, Ltd.	8,000	$22,174
Prosperity Dielectrics Company, Ltd.	6,000	8,495
Qisda Corp.	105,280	147,648
QST International Corp.	14,000	29,102
Quang Viet Enterprise Company, Ltd.	4,000	13,805
Quanta Storage, Inc.	23,000	70,425
Radiant Opto-Electronics Corp.	34,000	183,154
Radium Life Tech Company, Ltd. (A)	109,179	34,083
Rechi Precision Company, Ltd.	20,000	15,591
Rich Development Company, Ltd. (A)	51,000	16,818
Ritek Corp. (A)	57,799	14,020
Roo Hsing Company, Ltd. (A)	67,000	7,592
Ruentex Development Company, Ltd.	85,500	93,638
Ruentex Industries, Ltd.	39,424	73,434
Sampo Corp.	43,470	40,197
San Far Property, Ltd.	28,964	23,258
Sanyang Motor Company, Ltd.	42,000	100,560
Savior Lifetec Corp.	33,000	20,209
SDI Corp.	5,000	15,005
Sercomm Corp.	16,000	72,031
Sesoda Corp.	13,064	12,635
Shan-Loong Transportation Company, Ltd.	23,000	19,365
Sheng Yu Steel Company, Ltd.	22,000	19,774
ShenMao Technology, Inc.	8,000	15,930
Shih Wei Navigation Company, Ltd.	26,332	15,178
Shihlin Electric & Engineering Corp.	18,000	157,548
Shin Kong Financial Holding Company, Ltd. (A)	870,344	219,121
Shin Zu Shing Company, Ltd.	8,000	44,990
Shining Building Business Company, Ltd. (A)	55,118	16,783
Shinkong Insurance Company, Ltd.	27,000	71,178
Shinkong Synthetic Fibers Corp.	132,239	64,859
Shuttle, Inc. (A)	25,000	14,991
Sigurd Microelectronics Corp.	47,773	107,450
Simplo Technology Company, Ltd.	8,000	112,813
Sincere Navigation Corp.	24,000	18,267
Sinher Technology, Inc.	8,000	8,337
Sinmag Equipment Corp.	3,000	14,909
Sinon Corp.	25,650	31,348
SinoPac Financial Holdings Company, Ltd.	760,461	510,699
Sinphar Pharmaceutical Company, Ltd.	10,000	11,404
Sinyi Realty, Inc.	13,000	12,431
Sirtec International Company, Ltd.	23,800	26,111
Siward Crystal Technology Company, Ltd.	20,000	21,637
Soft-World International Corp.	4,000	17,823
Solar Applied Materials Technology Corp.	20,000	30,976
Speed Tech Corp.	6,000	11,359
Sports Gear Company, Ltd.	8,000	18,548
St. Shine Optical Company, Ltd.	4,000	23,697
Standard Chemical & Pharmaceutical Company, Ltd.	2,000	4,138
Sunny Friend Environmental Technology Company, Ltd.	4,000	12,244
Sunrex Technology Corp.	11,678	23,251
Supreme Electronics Company, Ltd.	28,000	64,748
Swancor Holding Company, Ltd.	4,000	15,681
Symtek Automation Asia Company, Ltd.	3,000	11,385
Syncmold Enterprise Corp.	6,000	16,722
Synmosa Biopharma Corp.	18,000	22,248
Synnex Technology International Corp.	87,000	212,991

66

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Systex Corp.	10,000	$37,039
T3EX Global Holdings Corp.	7,000	21,119
TA Chen Stainless Pipe	120,579	139,886
Ta Ya Electric Wire & Cable	9,000	12,434
TA-I Technology Company, Ltd.	8,000	11,850
Taichung Commercial Bank Company, Ltd.	220,885	117,672
TaiDoc Technology Corp.	4,000	19,502
Taiflex Scientific Company, Ltd.	24,100	35,092
Tainan Spinning Company, Ltd.	95,638	45,855
Taishin Financial Holding Company, Ltd.	825,464	462,919
Taita Chemical Company, Ltd.	27,818	13,298
TAI-TECH Advanced Electronics Company, Ltd.	5,000	18,923
Taiwan Business Bank	482,470	239,698
Taiwan Cement Corp.	363,325	359,604
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,852	16,573
Taiwan Cooperative Financial Holding Company, Ltd.	485,422	394,019
Taiwan Fertilizer Company, Ltd.	52,000	102,869
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	33,689
Taiwan FU Hsing Industrial Company, Ltd.	21,000	35,516
Taiwan Glass Industry Corp. (A)	80,319	43,049
Taiwan Hon Chuan Enterprise Company, Ltd.	29,000	132,390
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	10,000	12,022
Taiwan Kolin Company, Ltd. (A)(C)	327,000	0
Taiwan Navigation Company, Ltd.	19,000	20,498
Taiwan Paiho, Ltd.	20,000	35,871
Taiwan PCB Techvest Company, Ltd.	36,000	49,217
Taiwan Sakura Corp.	5,000	13,132
Taiwan Semiconductor Company, Ltd.	18,000	42,346
Taiwan Shin Kong Security Company, Ltd.	17,000	21,806
Taiwan Styrene Monomer	38,000	15,971
Taiwan Surface Mounting Technology Corp.	26,225	86,443
Taiwan Union Technology Corp.	14,000	80,155
Taiyen Biotech Company, Ltd.	26,137	27,731
Tatung Company, Ltd. (A)	94,000	169,494
TBI Motion Technology Company, Ltd.	12,000	14,209
TCI Company, Ltd.	11,000	53,457
Te Chang Construction Company, Ltd.	5,000	11,431
Teco Electric & Machinery Company, Ltd.	109,000	194,472
Test Research, Inc.	13,000	34,818
The Ambassador Hotel	29,000	55,356
The Shanghai Commercial & Savings Bank, Ltd.	257,823	388,659
Thinking Electronic Industrial Company, Ltd.	4,000	20,754
Thye Ming Industrial Company, Ltd.	24,800	57,853
Ton Yi Industrial Corp.	97,000	43,334
Tong Hsing Electronic Industries, Ltd.	17,260	79,297
Tong Yang Industry Company, Ltd.	40,627	158,696
Tong-Tai Machine & Tool Company, Ltd.	26,588	19,594
TOPBI International Holdings, Ltd. (A)	8,077	2,484
Topco Scientific Company, Ltd.	8,000	54,625
Topkey Corp.	6,000	36,370
Topoint Technology Company, Ltd.	29,190	26,171
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
TPK Holding Company, Ltd.	41,000	$47,277
Transcend Information, Inc.	9,000	24,992
Tripod Technology Corp.	28,000	178,858
Tsann Kuen Enterprise Company, Ltd.	4,911	5,687
TSC Auto ID Technology Company, Ltd.	2,000	15,070
TSRC Corp.	50,000	36,394
Tung Ho Steel Enterprise Corp.	61,640	132,267
Tung Thih Electronic Company, Ltd.	3,000	11,300
TURVO International Company, Ltd.	4,000	16,139
TXC Corp.	23,000	82,198
TYC Brother Industrial Company, Ltd.	15,511	26,162
Tycoons Group Enterprise (A)	26,706	9,058
Tyntek Corp.	36,000	20,256
U-Ming Marine Transport Corp.	38,000	63,972
Unimicron Technology Corp.	29,000	172,410
Union Bank of Taiwan	154,915	72,827
Unitech Printed Circuit Board Corp.	78,985	65,786
United Microelectronics Corp.	861,794	1,399,590
United Orthopedic Corp.	4,000	12,179
United Renewable Energy Company, Ltd.	30,000	10,689
Universal Cement Corp.	28,307	27,886
UPC Technology Corp.	89,751	37,163
Userjoy Technology Company, Ltd.	5,000	13,019
USI Corp.	80,996	40,364
Utechzone Company, Ltd.	5,000	12,800
Vanguard International Semiconductor Corp.	25,000	66,261
Viking Tech Corp.	7,000	10,832
Wafer Works Corp.	41,000	49,728
Wah Lee Industrial Corp.	20,520	72,104
Walsin Lihwa Corp.	177,589	207,498
Walsin Technology Corp.	25,000	87,051
Walton Advanced Engineering, Inc.	39,584	22,076
Wan Hai Lines, Ltd.	58,800	81,033
Wei Chuan Foods Corp.	33,000	19,380
Weikeng Industrial Company, Ltd.	25,000	24,840
Well Shin Technology Company, Ltd.	15,000	26,726
Win Semiconductors Corp.	19,000	86,402
Winbond Electronics Corp.	329,528	278,036
Winstek Semiconductor Company, Ltd.	6,000	23,744
Wintek Corp. (A)(C)	543,000	0
Wisdom Marine Lines Company, Ltd.	36,343	66,935
Wistron Corp.	135,291	509,652
Wistron NeWeb Corp.	12,858	62,085
Wonderful Hi-Tech Company, Ltd.	11,000	12,521
WPG Holdings, Ltd.	149,400	448,252
WT Microelectronics Company, Ltd.	49,646	232,833
Xxentria Technology Materials Corp.	8,800	20,249
Yageo Corp.	21,946	407,237
Yang Ming Marine Transport Corp.	152,000	209,851
YC INOX Company, Ltd.	40,104	31,458
Yea Shin International Development Company, Ltd.	26,458	32,412
Yem Chio Company, Ltd.	42,717	25,037
Yeong Guan Energy Technology Group Company, Ltd. (A)	13,553	22,187
YFY, Inc.	117,202	109,208
Yieh Phui Enterprise Company, Ltd.	72,343	34,501
Young Fast Optoelectronics Company, Ltd. (A)	14,000	26,850
Youngtek Electronics Corp.	17,000	38,372
Yuanta Financial Holding Company, Ltd.	733,159	689,827
Yulon Motor Company, Ltd.	59,632	127,095
YungShin Global Holding Corp.	8,000	12,024

67

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Zeng Hsing Industrial Company, Ltd.	4,297	$13,291
Zenitron Corp.	28,000	30,803
Zero One Technology Company, Ltd.	11,000	25,073
Zhen Ding Technology Holding, Ltd.	56,000	218,713
Zig Sheng Industrial Company, Ltd. (A)	38,908	17,989
Zinwell Corp. (A)	15,000	9,893
Zippy Technology Corp.	7,000	11,703
Zyxel Group Corp.	30,540	45,822
		42,941,603
Thailand - 1.7%
AAPICO Hitech PCL	35,352	21,229
AP Thailand PCL	223,670	66,237
Bangchak Corp. PCL	91,600	111,829
Bangkok Bank PCL	53,800	205,117
Bangkok Bank PCL, NVDR	14,500	55,283
Bangkok Commercial Asset Management PCL	46,300	12,645
Bangkok Insurance PCL	3,050	24,993
Bangkok Land PCL (A)	1,059,200	19,747
Bangkok Life Assurance PCL, NVDR	18,200	8,831
Bangkok Ranch PCL (A)	92,300	6,527
Banpu PCL	535,067	80,763
Berli Jucker PCL	86,900	58,137
Cal-Comp Electronics Thailand PCL	145,292	9,885
Charoen Pokphand Foods PCL	377,100	188,360
GFPT PCL	43,900	14,684
Indorama Ventures PCL	130,000	85,282
IRPC PCL	943,100	49,188
Italian-Thai Development PCL (A)(C)	477,400	7,229
Kasikornbank PCL, NVDR	28,200	95,876
Khon Kaen Sugar Industry PCL	192,600	12,459
Kiatnakin Phatra Bank PCL	19,400	27,673
Krung Thai Bank PCL	207,700	95,748
LPN Development PCL	52,900	5,133
Millcon Steel PCL (A)	167,887	1,243
Polyplex Thailand PCL	14,000	3,761
Precious Shipping PCL	66,500	13,987
Pruksa Holding PCL	78,800	25,055
PTT Exploration & Production PCL	77,400	317,391
PTT Global Chemical PCL	115,500	120,552
PTT PCL	861,000	792,176
Quality Houses PCL	377,100	22,737
Regional Container Lines PCL	30,000	15,080
Rojana Industrial Park PCL	113,100	23,277
Saha-Union PCL	16,100	14,123
Sansiri PCL	1,026,866	47,872
SC Asset Corp. PCL	238,196	24,307
SCB X PCL	42,400	132,548
Siam City Cement PCL	4,900	18,803
Sino-Thai Engineering & Construction PCL	94,900	25,397
Somboon Advance Technology PCL	51,300	23,345
SPCG PCL	58,900	18,409
Sri Trang Agro-Industry PCL	84,800	45,371
Srithai Superware PCL	283,000	9,311
Star Petroleum Refining PCL (A)	100,000	24,194
STP & I PCL (A)	21,600	1,906
Supalai PCL	123,100	71,242
Super Energy Corp. PCL (A)	743,000	6,098
Syntec Construction PCL	156,500	7,947
Thai Oil PCL	92,873	149,981
Thai Stanley Electric PCL	2,500	13,976
Thai Union Group PCL	225,600	89,120
Thanachart Capital PCL	27,300	38,551
The Lanna Resources PCL	44,200	16,971
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
The Siam Cement PCL	36,600	$256,106
Thoresen Thai Agencies PCL	75,500	13,610
TMBThanachart Bank PCL	1,347,695	67,253
TPI Polene PCL	559,900	20,874
TPI Polene Power PCL	283,200	25,615
True Corp. PCL (A)	355,202	75,052
		3,836,096
Turkey - 1.0%
Akbank TAS	273,631	395,705
Aksa Enerji Uretim AS	17,327	18,850
Alarko Holding AS	3,314	13,534
Albaraka Turk Katilim Bankasi AS (A)	184,260	24,848
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,679	40,568
Bera Holding AS	48,358	30,917
Dogan Sirketler Grubu Holding AS	104,285	43,150
Eczacibasi Yatirim Holding Ortakligi AS	1	4
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	12,278	19,207
Enka Insaat ve Sanayi AS	76,018	80,970
Eregli Demir ve Celik Fabrikalari TAS (A)	76,335	99,455
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(C)	54,846	160
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	28,775	20,484
GSD Holding AS	173,611	21,451
KOC Holding AS	65,109	409,599
Sekerbank Turk AS	78,958	10,126
TAV Havalimanlari Holding AS (A)	11,684	64,322
Tekfen Holding AS	15,803	20,155
Turk Hava Yollari AO (A)	48,082	442,638
Turkiye Garanti Bankasi AS	32,122	70,976
Turkiye Is Bankasi AS, Class C	449,051	155,804
Turkiye Sinai Kalkinma Bankasi AS (A)	141,027	36,915
Turkiye Sise ve Cam Fabrikalari AS	68,317	96,043
Turkiye Vakiflar Bankasi TAO, Class D (A)	50,235	22,946
Uzel Makina Sanayii AS (A)(C)	22,930	0
Vestel Elektronik Sanayi ve Ticaret AS (A)	6,172	16,227
Yapi ve Kredi Bankasi AS	201,012	170,878
Zorlu Enerji Elektrik Uretim AS (A)	172,383	30,265
		2,356,197
United Arab Emirates - 1.3%
Abu Dhabi Commercial Bank PJSC	236,700	541,221
Abu Dhabi National Hotels	157,983	27,768
Agthia Group PJSC	14,633	23,398
Al Seer Marine Supplies & Equipment Company LLC (A)	4,350	6,496
Aldar Properties PJSC	171,981	258,547
Amanat Holdings PJSC	77,820	22,906
Amlak Finance PJSC (A)	70,121	15,943
Dana Gas PJSC	521,590	92,024
Deyaar Development PJSC (A)	121,075	26,686
Dubai Investments PJSC	195,034	121,583
Emaar Development PJSC	41,005	91,544
Emaar Properties PJSC	492,049	1,091,994
Emirates NBD Bank PJSC	103,921	489,678
EMSTEEL Building Materials PJSC (A)	127,736	51,820
Eshraq Investments PJSC (A)	138,023	10,600
Islamic Arab Insurance Company (A)	45,511	4,548
Multiply Group PJSC (A)	213,931	130,534
RAK Properties PJSC	77,735	27,745
Ras Al Khaimah Ceramics	24,868	18,486

68

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Arab Emirates (continued)
SHUAA Capital PSC (A)	76,875	$2,394
		3,055,915
United Kingdom - 0.1%
AngloGold Ashanti PLC (D)	6,663	147,919
United States - 0.0%
Nexteer Automotive Group, Ltd.	95,000	44,751
TOTAL COMMON STOCKS (Cost $222,552,778)		$221,226,093
PREFERRED SECURITIES - 2.2%
Brazil - 2.2%
Banco ABC Brasil SA	10,353	50,017
Banco ABC Brasil SA (A)	360	1,756
Banco Bradesco SA	249,976	710,742
Banco do Estado do Rio Grande do Sul SA, B Shares	22,600	60,157
Eucatex SA Industria e Comercio	4,200	14,446
Gerdau SA	86,494	382,854
Marcopolo SA	41,040	61,698
Petroleo Brasileiro SA	483,006	3,597,939
Randon SA Implementos e Participacoes	14,672	37,650
Usinas Siderurgicas de Minas Gerais SA, A Shares	31,168	62,207
		4,979,466
Colombia - 0.0%
Bancolombia SA	2,754	23,415
Grupo Argos SA	23,975	69,986
Grupo de Inversiones Suramericana SA	9,424	45,226
		138,627
India - 0.0%
Sundaram-Clayton, Ltd. (A)(C)	51	12
Philippines - 0.0%
Cebu Air, Inc., 6.000%	15,189	9,240
TOTAL PREFERRED SECURITIES (Cost $4,482,759)		$5,127,345
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
WARRANTS - 0.0%
Grupo Casas Bahia SA (Expiration Date: 9-19-24; Strike Price: BRL 20.00) (A)	50,745	$202
TOTAL WARRANTS (Cost $0)		$202
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
John Hancock Collateral Trust, 5.2975% (E)(F)	152,294	1,522,546
TOTAL SHORT-TERM INVESTMENTS (Cost $1,523,058)		$1,522,546
Total Investments (Emerging Markets Value Trust) (Cost $228,558,595) - 100.3%		$227,876,186
Other assets and liabilities, net - (0.3%)		(675,601)
TOTAL NET ASSETS - 100.0%		$227,200,585
Currency Abbreviations
BRL	Brazilian Real
Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $1,476,185.
(E)	The rate shown is the annualized seven-day yield as of 3-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	6	Long	Jun 2024	$1,552,280	$1,592,550	$40,270
						$40,270

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 4.7%
Diversified telecommunication services – 0.7%
AT&T, Inc.	120,337	$2,117,931
Verizon Communications, Inc.	189,549	7,953,476
		10,071,407
Entertainment – 1.4%
The Walt Disney Company	168,337	20,597,715
Media – 2.6%
Comcast Corp., Class A	98,618	4,275,090
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	1,141,116	$29,874,417
News Corp., Class B	109,782	2,970,701
		37,120,208
		67,789,330

69

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 2.4%
Broadline retail – 0.5%
Kohl's Corp.	227,865	$6,642,265
Hotels, restaurants and leisure – 1.0%
Las Vegas Sands Corp.	294,232	15,211,794
Leisure products – 0.5%
Mattel, Inc. (A)	381,617	7,559,833
Specialty retail – 0.4%
Best Buy Company, Inc.	12,823	1,051,871
The TJX Companies, Inc.	43,541	4,415,928
		5,467,799
		34,881,691
Consumer staples – 8.2%
Beverages – 0.1%
Constellation Brands, Inc., Class A	5,603	1,522,671
Consumer staples distribution and retail – 1.4%
Dollar General Corp.	25,300	3,948,318
Walmart, Inc.	274,025	16,488,084
		20,436,402
Food products – 2.1%
Conagra Brands, Inc.	543,119	16,098,047
Mondelez International, Inc., Class A	15,765	1,103,550
Tyson Foods, Inc., Class A	216,892	12,738,067
		29,939,664
Household products – 2.1%
Colgate-Palmolive Company	115,300	10,382,765
Kimberly-Clark Corp.	149,413	19,326,572
		29,709,337
Personal care products – 1.1%
Kenvue, Inc.	730,871	15,684,492
Tobacco – 1.4%
Philip Morris International, Inc.	227,292	20,824,493
		118,117,059
Energy – 8.8%
Energy equipment and services – 0.2%
Baker Hughes Company	64,300	2,154,050
Oil, gas and consumable fuels – 8.6%
Chevron Corp.	18,027	2,843,579
ConocoPhillips	41,100	5,231,208
Enbridge, Inc.	227,606	8,234,785
EOG Resources, Inc.	80,631	10,307,867
EQT Corp.	239,600	8,881,972
Exxon Mobil Corp.	190,000	22,085,600
Hess Corp.	63,905	9,754,459
Suncor Energy, Inc.	233,100	8,603,721
TC Energy Corp. (B)	114,791	4,614,598
The Williams Companies, Inc.	170,900	6,659,973
TotalEnergies SE	454,368	31,255,693
TotalEnergies SE, ADR	85,869	5,910,363
		124,383,818
		126,537,868
Financials – 23.4%
Banks – 9.2%
Bank of America Corp.	202,356	7,673,340
Citigroup, Inc.	239,584	15,151,292
Fifth Third Bancorp	500,214	18,612,963
Huntington Bancshares, Inc.	1,028,840	14,352,318
JPMorgan Chase & Co.	94,025	18,833,208
U.S. Bancorp	334,187	14,938,159
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	744,776	$43,167,218
		132,728,498
Capital markets – 2.5%
Morgan Stanley	57,845	5,446,685
The Bank of New York Mellon Corp.	45,500	2,621,710
The Charles Schwab Corp.	320,779	23,205,153
The Goldman Sachs Group, Inc.	12,271	5,125,474
		36,399,022
Financial services – 3.2%
Apollo Global Management, Inc.	37,600	4,228,120
Equitable Holdings, Inc.	636,985	24,211,800
Fiserv, Inc. (A)	109,290	17,466,728
		45,906,648
Insurance – 8.5%
American International Group, Inc.	450,549	35,219,415
Chubb, Ltd.	122,890	31,844,486
Loews Corp.	193,435	15,144,026
MetLife, Inc.	303,988	22,528,551
The Hartford Financial Services Group, Inc.	182,166	18,772,206
		123,508,684
		338,542,852
Health care – 15.7%
Biotechnology – 0.8%
AbbVie, Inc.	42,009	7,649,839
Biogen, Inc. (A)	20,194	4,354,432
		12,004,271
Health care equipment and supplies – 4.4%
Becton, Dickinson and Company	99,338	24,581,188
GE HealthCare Technologies, Inc.	67,250	6,113,698
Medtronic PLC	140,723	12,264,009
Zimmer Biomet Holdings, Inc.	154,839	20,435,651
		63,394,546
Health care providers and services – 5.3%
Cardinal Health, Inc.	19,371	2,167,615
Centene Corp. (A)	37,252	2,923,537
CVS Health Corp.	209,993	16,749,042
Elevance Health, Inc.	67,636	35,071,971
Humana, Inc.	3,100	1,074,832
The Cigna Group	50,177	18,223,785
		76,210,782
Pharmaceuticals – 5.2%
AstraZeneca PLC, ADR	148,527	10,062,704
Bristol-Myers Squibb Company	101,800	5,520,614
Johnson & Johnson	98,650	15,605,444
Merck & Company, Inc.	109,353	14,429,128
Pfizer, Inc.	335,165	9,300,829
Sanofi SA	84,164	8,187,846
Sanofi SA, ADR	22,628	1,099,721
Viatris, Inc.	879,561	10,501,958
		74,708,244
		226,317,843
Industrials – 12.4%
Aerospace and defense – 2.9%
L3Harris Technologies, Inc.	115,698	24,655,244

70

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
The Boeing Company (A)	91,091	$17,579,652
		42,234,896
Air freight and logistics – 0.9%
United Parcel Service, Inc., Class B	87,734	13,039,904
Commercial services and supplies – 0.3%
Stericycle, Inc. (A)	81,949	4,322,810
Ground transportation – 1.3%
Norfolk Southern Corp.	44,900	11,443,663
Union Pacific Corp.	27,100	6,664,703
		18,108,366
Industrial conglomerates – 4.2%
3M Company	31,700	3,362,419
General Electric Company	200,562	35,204,648
Honeywell International, Inc.	22,700	4,659,175
Siemens AG, ADR	187,337	17,877,570
		61,103,812
Machinery – 2.0%
Cummins, Inc.	27,495	8,101,402
Flowserve Corp.	4,110	187,745
Stanley Black & Decker, Inc.	205,973	20,170,936
		28,460,083
Passenger airlines – 0.8%
Southwest Airlines Company	411,833	12,021,405
		179,291,276
Information technology – 9.4%
Communications equipment – 0.2%
Cisco Systems, Inc.	50,069	2,498,944
Electronic equipment, instruments and components – 0.6%
TE Connectivity, Ltd.	57,853	8,402,570
IT services – 0.5%
Accenture PLC, Class A	19,927	6,906,897
Semiconductors and semiconductor equipment – 5.5%
Advanced Micro Devices, Inc. (A)	6,100	1,100,989
Applied Materials, Inc.	91,746	18,920,778
Intel Corp.	102,600	4,531,842
Qualcomm, Inc.	255,271	43,217,380
Texas Instruments, Inc.	69,065	12,031,814
		79,802,803
Software – 1.6%
Microsoft Corp.	57,050	24,002,076
Technology hardware, storage and peripherals – 1.0%
Samsung Electronics Company, Ltd.	239,056	14,366,667
		135,979,957
Materials – 3.0%
Chemicals – 1.9%
CF Industries Holdings, Inc.	298,312	24,822,542
International Flavors & Fragrances, Inc.	32,028	2,754,088
		27,576,630
Containers and packaging – 1.1%
International Paper Company	421,573	16,449,778
		44,026,408
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 4.1%
Industrial REITs – 0.2%
Rexford Industrial Realty, Inc.	67,478	$3,394,143
Office REITs – 0.0%
Vornado Realty Trust	19,204	552,499
Residential REITs – 1.4%
Equity Residential	307,158	19,384,741
Specialized REITs – 2.5%
Rayonier, Inc.	345,730	11,492,065
Weyerhaeuser Company	667,836	23,981,991
		35,474,056
		58,805,439
Utilities – 5.9%
Electric utilities – 3.1%
NextEra Energy, Inc.	159,637	10,202,401
PG&E Corp.	114,800	1,924,048
The Southern Company	460,139	33,010,372
		45,136,821
Multi-utilities – 2.8%
Ameren Corp.	144,113	10,658,597
Dominion Energy, Inc.	347,009	17,069,373
NiSource, Inc.	82,031	2,268,977
Sempra	140,341	10,080,694
		40,077,641
		85,214,462
TOTAL COMMON STOCKS (Cost $1,044,173,246)		$1,415,504,185
PREFERRED SECURITIES – 1.3%
Consumer discretionary – 1.2%
Automobiles – 1.2%
Dr. Ing. h.c. F. Porsche AG (B)(C)	92,222	9,172,198
Volkswagen AG, ADR	624,024	8,249,597
		17,421,795
Utilities – 0.1%
Electric utilities – 0.1%
NextEra Energy, Inc., 6.926% (B)	56,812	2,211,691
TOTAL PREFERRED SECURITIES (Cost $19,442,284)		$19,633,486
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 1.4%
John Hancock Collateral Trust, 5.2975% (D)(E)	1,377,730	13,773,722
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2417% (D)	3,025,902	3,025,902
T. Rowe Price Government Reserve Fund, 5.3578% (D)	3,661,248	3,661,248
TOTAL SHORT-TERM INVESTMENTS (Cost $20,464,302)		$20,460,872
Total Investments (Equity Income Trust) (Cost $1,084,079,832) – 100.7%		$1,455,598,543
Other assets and liabilities, net – (0.7%)		(10,794,063)
TOTAL NET ASSETS – 100.0%		$1,444,804,480
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $13,236,607.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

71

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Equity Income Trust (continued)
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Financials – 95.5%
Banks – 36.6%
American Business Bank (A)	26,233	$970,621
Atlantic Union Bankshares Corp.	27,643	976,074
Bank of America Corp.	47,786	1,812,045
Bank of Marin Bancorp	21,959	368,252
California BanCorp (A)	15,510	341,220
Citigroup, Inc.	76,009	4,806,810
Danske Bank A/S	89,619	2,690,040
East West Bancorp, Inc.	44,645	3,531,866
Eastern Bankshares, Inc.	90,122	1,241,881
Enterprise Bancorp, Inc.	13,066	339,324
Fifth Third Bancorp	66,601	2,478,223
JPMorgan Chase & Co.	17,387	3,482,616
M&T Bank Corp.	21,743	3,162,302
Popular, Inc.	23,422	2,063,244
Sumitomo Mitsui Financial Group, Inc.	58,300	3,408,959
Sumitomo Mitsui Trust Holdings, Inc.	107,100	2,307,641
Synovus Financial Corp.	80,441	3,222,466
U.S. Bancorp	52,175	2,332,223
Wells Fargo & Company	54,284	3,146,301
Western Alliance Bancorp	30,629	1,966,076
		44,648,184
Capital markets – 26.1%
Ameriprise Financial, Inc.	8,762	3,841,611
Ares Management Corp., Class A	19,408	2,580,876
Cboe Global Markets, Inc.	8,985	1,650,814
Intercontinental Exchange, Inc.	14,714	2,022,145
KKR & Company, Inc.	43,756	4,400,978
Morgan Stanley	18,730	1,763,617
Nasdaq, Inc.	30,961	1,953,639
Onex Corp.	17,674	1,323,968
S&P Global, Inc.	4,879	2,075,771
The Carlyle Group, Inc.	41,275	1,936,210
The Charles Schwab Corp.	39,730	2,874,068
The Goldman Sachs Group, Inc.	7,709	3,219,972
Tradeweb Markets, Inc., Class A	22,096	2,301,740
		31,945,409
Consumer finance – 4.2%
American Express Company	14,448	3,289,665
Discover Financial Services	14,093	1,847,451
		5,137,116
Financial services – 9.3%
Adyen NV (A)(B)	538	908,755
Fiserv, Inc. (A)	17,823	2,848,472
Mastercard, Inc., Class A	6,379	3,071,935
Visa, Inc., Class A	16,374	4,569,656
		11,398,818
Insurance – 19.3%
Aon PLC, Class A	7,477	2,495,224
Arch Capital Group, Ltd. (A)	13,292	1,228,712
Arthur J. Gallagher & Company	6,532	1,633,261
Chubb, Ltd.	5,690	1,474,450
Everest Group, Ltd.	1,736	690,060
Kinsale Capital Group, Inc.	4,797	2,517,178
NN Group NV	32,901	1,518,877
Palomar Holdings, Inc. (A)	9,560	801,415
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Reinsurance Group of America, Inc.	14,412	$2,779,787
Skyward Specialty Insurance Group, Inc. (A)	56,434	2,111,196
The Progressive Corp.	17,272	3,572,195
Unum Group	50,400	2,704,464
		23,526,819
		116,656,346
Real estate – 1.8%
Industrial REITs – 0.6%
Prologis Property Mexico SA de CV	153,009	669,659
Specialized REITs – 1.2%
Digital Realty Trust, Inc.	10,404	1,498,592
		2,168,251
TOTAL COMMON STOCKS (Cost $95,459,756)		$118,824,597
CONVERTIBLE BONDS - 0.6%
Financials - 0.6%
Redwood Trust, Inc. 7.750%, 06/15/2027	$745,000	713,338
TOTAL CONVERTIBLE BONDS (Cost $679,508)		$713,338
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 1.3%
John Hancock Collateral Trust, 5.2975% (C)(D)	154,433	1,543,933
TOTAL SHORT-TERM INVESTMENTS (Cost $1,544,371)		$1,543,933
Total Investments (Financial Industries Trust) (Cost $97,683,635) – 99.2%		$121,081,868
Other assets and liabilities, net – 0.8%		1,035,569
TOTAL NET ASSETS – 100.0%		$122,117,437
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%
Communication services – 9.6%
Entertainment – 3.2%
Liberty Media Corp.-Liberty Formula One, Series C (A)	827,036	$54,253,562
Warner Brothers Discovery, Inc. (A)	2,668,010	23,291,727
		77,545,289
Interactive media and services – 6.4%
Alphabet, Inc., Class A (A)	912,866	137,778,865
CarGurus, Inc. (A)	886,527	20,461,043
		158,239,908
		235,785,197

72

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 21.7%
Automobile components – 0.3%
Mobileye Global, Inc., Class A (A)	258,042	$8,296,050
Broadline retail – 8.5%
Amazon.com, Inc. (A)	1,166,445	210,403,347
Household durables – 6.4%
Lennar Corp., Class A	694,113	119,373,554
NVR, Inc. (A)	4,593	37,203,116
		156,576,670
Leisure products – 1.7%
Polaris, Inc.	404,708	40,519,365
Specialty retail – 3.6%
Avolta AG (A)	713,517	29,708,955
Group 1 Automotive, Inc.	198,811	58,098,539
		87,807,494
Textiles, apparel and luxury goods – 1.2%
Canada Goose Holdings, Inc. (A)	1,640,288	19,781,873
Salvatore Ferragamo SpA	889,619	10,823,478
		30,605,351
		534,208,277
Consumer staples – 3.3%
Beverages – 1.7%
Anheuser-Busch InBev SA/NV, ADR	705,260	42,865,703
Consumer staples distribution and retail – 1.2%
Walmart, Inc.	475,953	28,638,092
Food products – 0.4%
The Hain Celestial Group, Inc. (A)	1,265,666	9,948,135
		81,451,930
Energy – 4.1%
Oil, gas and consumable fuels – 4.1%
Cheniere Energy, Inc.	394,728	63,661,732
Suncor Energy, Inc.	1,020,247	37,657,317
		101,319,049
Financials – 16.9%
Banks – 3.4%
First Hawaiian, Inc.	3,800,977	83,469,455
Capital markets – 13.5%
KKR & Company, Inc.	1,094,713	110,106,234
Morgan Stanley	957,140	90,124,302
S&P Global, Inc.	106,867	45,466,565
The Goldman Sachs Group, Inc.	208,525	87,098,807
		332,795,908
		416,265,363
Health care – 6.3%
Biotechnology – 1.2%
Alnylam Pharmaceuticals, Inc. (A)	62,449	9,333,003
Moderna, Inc. (A)	186,436	19,866,620
		29,199,623
Health care equipment and supplies – 2.0%
Hologic, Inc. (A)	634,696	49,480,900
Health care providers and services – 1.7%
Elevance Health, Inc.	82,291	42,671,175
Life sciences tools and services – 0.7%
Thermo Fisher Scientific, Inc.	31,220	18,145,376
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc. (A)	976,645	15,899,781
		155,396,855
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 6.9%
Electrical equipment – 2.4%
Regal Rexnord Corp.	279,102	$50,266,270
Sensata Technologies Holding PLC	224,150	8,235,271
		58,501,541
Machinery – 1.8%
Parker-Hannifin Corp.	80,807	44,911,723
Trading companies and distributors – 2.7%
United Rentals, Inc.	93,179	67,192,309
		170,605,573
Information technology – 25.9%
Semiconductors and semiconductor equipment – 11.0%
Analog Devices, Inc.	370,789	73,338,356
NVIDIA Corp.	175,271	158,367,865
Texas Instruments, Inc.	221,213	38,537,517
		270,243,738
Software – 11.4%
Autodesk, Inc. (A)	141,971	36,972,088
Microsoft Corp.	70,722	29,754,160
Oracle Corp.	350,708	44,052,432
Roper Technologies, Inc.	69,574	39,019,882
Salesforce, Inc.	277,596	83,606,363
Workday, Inc., Class A (A)	176,666	48,185,652
		281,590,577
Technology hardware, storage and peripherals – 3.5%
Apple, Inc.	502,588	86,183,790
		638,018,105
Materials – 1.1%
Chemicals – 1.1%
Axalta Coating Systems, Ltd. (A)	815,993	28,061,999
Real estate – 3.8%
Real estate management and development – 0.3%
Five Point Holdings LLC, Class A (A)	2,325,437	7,278,618
Specialized REITs – 3.5%
American Tower Corp.	34,198	6,757,183
Crown Castle, Inc.	739,250	78,234,828
		84,992,011
		92,270,629
TOTAL COMMON STOCKS (Cost $1,473,939,910)		$2,453,382,977
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
John Hancock Collateral Trust, 5.2975% (B)(C)	1,257,133	12,568,059
TOTAL SHORT-TERM INVESTMENTS (Cost $12,572,031)		$12,568,059
Total Investments (Fundamental All Cap Core Trust) (Cost $1,486,511,941) – 100.1%		$2,465,951,036
Other assets and liabilities, net – (0.1%)		(1,533,225)
TOTAL NET ASSETS – 100.0%		$2,464,417,811
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

73

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 6.8%
Interactive media and services – 2.8%
Alphabet, Inc., Class A (A)	100,607	$15,184,615
Meta Platforms, Inc., Class A	16,320	7,924,666
		23,109,281
Media – 4.0%
Charter Communications, Inc., Class A (A)	18,020	5,237,153
Comcast Corp., Class A	651,831	28,256,874
		33,494,027
		56,603,308
Consumer discretionary – 7.4%
Broadline retail – 1.7%
eBay, Inc.	275,897	14,561,844
Household durables – 3.7%
Lennar Corp., Class A	177,556	30,536,081
Specialty retail – 2.0%
Avolta AG (A)	172,702	7,190,853
CarMax, Inc. (A)	107,097	9,329,220
		16,520,073
		61,617,998
Consumer staples – 8.4%
Beverages – 2.6%
Anheuser-Busch InBev SA/NV, ADR	208,153	12,651,539
Heineken Holding NV	108,171	8,729,826
		21,381,365
Consumer staples distribution and retail – 3.4%
Walmart, Inc.	476,708	28,683,520
Food products – 1.4%
Danone SA	178,093	11,512,790
Personal care products – 1.0%
Haleon PLC, ADR	983,384	8,348,930
		69,926,605
Energy – 6.8%
Oil, gas and consumable fuels – 6.8%
Cheniere Energy, Inc.	154,460	24,911,309
Chevron Corp.	64,693	10,204,674
Kinder Morgan, Inc.	199,703	3,662,553
Suncor Energy, Inc.	469,715	17,337,181
		56,115,717
Financials – 21.0%
Banks – 9.1%
Bank of America Corp.	496,718	18,835,547
Citigroup, Inc.	334,171	21,132,974
JPMorgan Chase & Co.	86,281	17,282,084
Wells Fargo & Company	314,932	18,253,459
		75,504,064
Capital markets – 11.4%
KKR & Company, Inc.	300,787	30,253,156
Morgan Stanley	117,356	11,050,241
Nasdaq, Inc.	375,945	23,722,130
State Street Corp.	237,057	18,329,247
The Goldman Sachs Group, Inc.	26,507	11,071,709
		94,426,483
Consumer finance – 0.5%
American Express Company	20,175	4,593,646
		174,524,193
Health care – 16.0%
Biotechnology – 2.1%
Gilead Sciences, Inc.	136,741	10,016,278
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Moderna, Inc. (A)	66,885	$7,127,266
		17,143,544
Health care equipment and supplies – 2.0%
Hologic, Inc. (A)	217,476	16,954,429
Health care providers and services – 4.9%
Elevance Health, Inc.	78,579	40,746,355
Life sciences tools and services – 1.4%
Danaher Corp.	45,238	11,296,833
Pharmaceuticals – 5.6%
Elanco Animal Health, Inc. (A)	907,219	14,769,525
GSK PLC, ADR	386,185	16,555,751
Merck & Company, Inc.	48,409	6,387,568
Novartis AG, ADR	89,758	8,682,291
		46,395,135
		132,536,296
Industrials – 13.4%
Aerospace and defense – 3.7%
Airbus SE	44,559	8,209,050
L3Harris Technologies, Inc.	40,620	8,656,122
RTX Corp.	138,321	13,490,447
		30,355,619
Electrical equipment – 0.7%
Sensata Technologies Holding PLC	162,252	5,961,138
Machinery – 5.5%
Fortive Corp.	171,104	14,718,366
Parker-Hannifin Corp.	55,905	31,071,440
		45,789,806
Trading companies and distributors – 3.5%
United Rentals, Inc.	40,640	29,305,910
		111,412,473
Information technology – 12.2%
Electronic equipment, instruments and components – 2.1%
Vontier Corp.	379,956	17,234,804
IT services – 0.9%
Cognizant Technology Solutions Corp., Class A	106,704	7,820,336
Semiconductors and semiconductor equipment – 2.0%
Analog Devices, Inc.	53,013	10,485,441
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	42,381	5,765,935
		16,251,376
Software – 6.1%
Microsoft Corp.	34,074	14,335,613
Oracle Corp.	292,675	36,762,907
		51,098,520
Technology hardware, storage and peripherals – 1.1%
Samsung Electronics Company, Ltd.	151,899	9,128,749
		101,533,785
Materials – 2.1%
Chemicals – 2.1%
Axalta Coating Systems, Ltd. (A)	280,633	9,650,969
LyondellBasell Industries NV, Class A	70,886	7,250,220
		16,901,189
Real estate – 3.3%
Specialized REITs – 3.3%
Crown Castle, Inc.	256,181	27,111,635
TOTAL COMMON STOCKS (Cost $563,134,240)		$808,283,199

74

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
ESCROW CERTIFICATES - 0.0%
Sino-Forest Corp. (A)(B)	3,244,100	$0
TOTAL ESCROW CERTIFICATES (Cost $3)		$0
SHORT-TERM INVESTMENTS – 3.1%
Short-term funds – 3.1%
John Hancock Collateral Trust, 5.2975% (C)(D)	2,609,509	26,088,308
TOTAL SHORT-TERM INVESTMENTS (Cost $26,094,546)		$26,088,308
Total Investments (Fundamental Large Cap Value Trust) (Cost $589,228,789) – 100.5%		$834,371,507
Other assets and liabilities, net – (0.5%)		(4,485,244)
TOTAL NET ASSETS – 100.0%		$829,886,263
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 95.7%
France - 13.9%
Air Liquide SA	21,891	$4,554,408
Capgemini SE	25,104	5,776,720
Carrefour SA	227,212	3,897,682
Cie de Saint-Gobain SA	120,774	9,373,756
Sanofi SA	76,744	7,466,025
Thales SA	28,531	4,863,991
TotalEnergies SE	108,454	7,460,508
		43,393,090
Germany - 0.9%
Deutsche Post AG	66,380	2,860,814
Ireland - 5.5%
Accenture PLC, Class A	11,978	4,151,695
CRH PLC	99,941	8,625,897
CRH PLC (New York Stock Exchange)	12,505	1,078,681
Ryanair Holdings PLC, ADR	23,789	3,463,441
		17,319,714
Japan - 10.5%
FANUC Corp.	206,555	5,762,159
Mitsubishi Estate Company, Ltd.	225,769	4,119,377
Sumitomo Mitsui Financial Group, Inc.	217,600	12,723,661
Sumitomo Mitsui Trust Holdings, Inc.	156,800	3,378,508
Tokyo Electric Power Company Holdings, Inc. (A)	1,105,200	6,717,548
		32,701,253
Netherlands - 5.3%
ING Groep NV	589,620	9,707,115
Koninklijke Ahold Delhaize NV	119,643	3,579,945
Stellantis NV	117,057	3,325,488
		16,612,548
Spain - 1.3%
Amadeus IT Group SA	61,933	3,975,907
Switzerland - 1.6%
Chubb, Ltd.	19,178	4,969,595
United Kingdom - 0.9%
Reckitt Benckiser Group PLC	46,578	2,655,177
Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States - 55.8%
Abbott Laboratories	26,379	$2,998,237
Alphabet, Inc., Class A (A)	68,529	10,343,082
Analog Devices, Inc.	18,192	3,598,196
Apple, Inc.	47,459	8,138,269
Arthur J. Gallagher & Company	15,363	3,841,365
AutoZone, Inc. (A)	2,009	6,331,665
Bank of America Corp.	134,543	5,101,871
Cisco Systems, Inc.	88,393	4,411,695
ConocoPhillips	80,820	10,286,770
Corteva, Inc.	114,734	6,616,710
CSX Corp.	130,290	4,829,850
Darden Restaurants, Inc.	31,987	5,346,627
Elevance Health, Inc.	15,242	7,903,587
Emerson Electric Company	38,198	4,332,417
GE HealthCare Technologies, Inc.	52,342	4,758,411
Intercontinental Exchange, Inc.	33,137	4,554,018
Lennar Corp., Class A	19,170	3,296,857
Lowe's Companies, Inc.	25,021	6,373,599
McKesson Corp.	8,732	4,687,774
Microsoft Corp.	39,977	16,819,124
Oracle Corp.	38,397	4,823,047
Otis Worldwide Corp.	40,621	4,032,447
Philip Morris International, Inc.	90,233	8,267,147
Target Corp.	25,105	4,448,857
The Interpublic Group of Companies, Inc.	67,308	2,196,260
The Walt Disney Company	30,597	3,743,849
T-Mobile US, Inc.	28,952	4,725,545
United Rentals, Inc.	6,119	4,412,472
Walmart, Inc.	52,515	3,159,828
Waste Management, Inc.	20,080	4,280,052
Wells Fargo & Company	94,850	5,497,506
		174,157,134
TOTAL COMMON STOCKS (Cost $238,952,763)		$298,645,232
PREFERRED SECURITIES - 3.6%
South Korea - 3.6%
Samsung Electronics Company, Ltd.	227,550	11,357,521
TOTAL PREFERRED SECURITIES (Cost $11,209,593)		$11,357,521
ESCROW CERTIFICATES - 0.0%
Texas Competitive Electric Holdings Company LLC (A)(B)	$7,466,240	0
TOTAL ESCROW CERTIFICATES (Cost $0)		$0
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
Federated Government Obligations Fund, Institutional Class, 5.1800% (C)	4,500,650	4,500,650
TOTAL SHORT-TERM INVESTMENTS (Cost $4,500,650)		$4,500,650
Total Investments (Global Equity Trust) (Cost $254,663,006) - 100.7%		$314,503,403
Other assets and liabilities, net - (0.7%)		(2,335,495)
TOTAL NET ASSETS - 100.0%		$312,167,908
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.

75

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Financials – 0.3%
Financial services – 0.1%
Helix Acquisition Corp. II (A)	16,298	$168,684
Insurance – 0.2%
Oscar Health, Inc., Class A (A)	41,174	612,257
		780,941
Health care – 98.6%
Biotechnology – 31.7%
AbbVie, Inc.	7,657	1,394,340
ACADIA Pharmaceuticals, Inc. (A)	18,341	339,125
Acumen Pharmaceuticals, Inc. (A)	15,500	62,775
Agios Pharmaceuticals, Inc. (A)	16,527	483,249
Akero Therapeutics, Inc. (A)	15,591	393,829
Alector, Inc. (A)	12,104	72,866
Alkermes PLC (A)	30,647	829,614
Allogene Therapeutics, Inc. (A)	51,354	229,552
Alnylam Pharmaceuticals, Inc. (A)	24,426	3,650,466
Alpine Immune Sciences, Inc. (A)	15,233	603,836
ALX Oncology Holdings, Inc. (A)	9,800	109,270
Amgen, Inc.	15,961	4,538,032
AnaptysBio, Inc. (A)	2,300	51,796
Annexon, Inc. (A)	18,400	131,928
Apellis Pharmaceuticals, Inc. (A)	25,474	1,497,362
Apogee Therapeutics, Inc. (A)	17,772	1,180,949
Arcellx, Inc. (A)	7,340	510,497
Ardelyx, Inc. (A)	54,174	395,470
Argenx SE, ADR (A)	14,270	5,618,384
Ascendis Pharma A/S, ADR (A)	10,972	1,658,637
Atara Biotherapeutics, Inc. (A)	78,100	54,201
Aura Biosciences, Inc. (A)	10,426	81,844
Autolus Therapeutics PLC, ADR (A)	38,928	248,361
Avidity Biosciences, Inc. (A)	53,352	1,361,543
Beam Therapeutics, Inc. (A)	16,900	558,376
BeiGene, Ltd., ADR (A)	11,885	1,858,695
Bicycle Therapeutics PLC, ADR (A)	10,444	260,056
Biogen, Inc. (A)	7,038	1,517,604
Biohaven, Ltd. (A)	31,744	1,736,079
BioMarin Pharmaceutical, Inc. (A)	14,769	1,289,924
Blueprint Medicines Corp. (A)	37,765	3,582,388
C4 Therapeutics, Inc. (A)	14,300	116,831
Cabaletta Bio, Inc. (A)	9,787	166,966
Cargo Therapeutics, Inc. (A)	32,453	724,351
Celldex Therapeutics, Inc. (A)	25,830	1,084,085
Centessa Pharmaceuticals PLC, ADR (A)	26,313	297,337
CG Oncology, Inc. (A)	14,001	614,644
Corbus Pharmaceuticals Holdings, Inc. (A)	2,698	105,870
Crinetics Pharmaceuticals, Inc. (A)	18,414	861,959
CRISPR Therapeutics AG (A)	1,842	125,551
Cytokinetics, Inc. (A)	8,539	598,669
Day One Biopharmaceuticals, Inc. (A)	1,141	18,849
Denali Therapeutics, Inc. (A)	18,220	373,874
Disc Medicine, Inc. (A)	3,902	242,939
Dyne Therapeutics, Inc. (A)	8,500	241,315
Entrada Therapeutics, Inc. (A)	11,625	164,726
Exact Sciences Corp. (A)	16,241	1,121,603
Exelixis, Inc. (A)	19,678	466,959
Fate Therapeutics, Inc. (A)	6,900	50,646
Generation Bio Company (A)	37,692	153,406
Geron Corp. (A)	24,900	82,170
Gossamer Bio, Inc. (A)	45,188	53,322
Ideaya Biosciences, Inc. (A)	20,344	892,695
IGM Biosciences, Inc. (A)	17,234	166,308
Immatics NV (A)	35,390	371,949
Immuneering Corp., Class A (A)	29,676	85,764
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Immunocore Holdings PLC, ADR (A)	21,610	$1,404,650
Immunome, Inc. (A)	29,019	716,189
Immunovant, Inc. (A)	11,095	358,479
Incyte Corp. (A)	7,518	428,300
Insmed, Inc. (A)	40,225	1,091,304
Intellia Therapeutics, Inc. (A)	5,309	146,051
Ionis Pharmaceuticals, Inc. (A)	17,154	743,626
Iovance Biotherapeutics, Inc. (A)	59,007	874,484
Krystal Biotech, Inc. (A)	7,208	1,282,519
Kymera Therapeutics, Inc. (A)	23,246	934,489
Kyverna Therapeutics, Inc. (A)	7,329	182,052
Legend Biotech Corp., ADR (A)	21,441	1,202,626
Lyell Immunopharma, Inc. (A)	95,825	213,690
MacroGenics, Inc. (A)	24,089	354,590
Madrigal Pharmaceuticals, Inc. (A)	5,350	1,428,664
Mereo Biopharma Group PLC, ADR (A)	28,300	93,390
Merus NV (A)	14,335	645,505
Mirum Pharmaceuticals, Inc. (A)	7,791	195,710
Monte Rosa Therapeutics, Inc. (A)	27,152	191,422
MoonLake Immunotherapeutics (A)	18,787	943,671
Morphic Holding, Inc. (A)	15,168	533,914
Neurocrine Biosciences, Inc. (A)	14,248	1,965,084
Nuvalent, Inc., Class A (A)	2,238	168,051
ORIC Pharmaceuticals, Inc. (A)	22,600	310,750
Pharming Group NV (A)	188,255	206,899
Praxis Precision Medicines, Inc. (A)	5,154	314,497
Prelude Therapeutics, Inc. (A)	17,428	82,609
Prime Medicine, Inc. (A)	17,113	119,791
Protagonist Therapeutics, Inc. (A)	15,253	441,269
Prothena Corp. PLC (A)	15,394	381,309
RAPT Therapeutics, Inc. (A)	6,612	59,376
Regeneron Pharmaceuticals, Inc. (A)	7,768	7,476,622
Relay Therapeutics, Inc. (A)	49,181	408,202
Replimune Group, Inc. (A)	29,973	244,879
REVOLUTION Medicines, Inc. (A)	28,781	927,612
Rhythm Pharmaceuticals, Inc. (A)	4,739	205,341
Rocket Pharmaceuticals, Inc. (A)	17,202	463,422
Roivant Sciences, Ltd. (A)	16,493	173,836
Sage Therapeutics, Inc. (A)	16,074	301,227
Sana Biotechnology, Inc. (A)	54,773	547,730
Sarepta Therapeutics, Inc. (A)	5,857	758,247
Scholar Rock Holding Corp. (A)	37,540	666,710
Sensorion SA (A)	182,870	152,224
Soleno Therapeutics, Inc. (A)	4,621	197,779
SpringWorks Therapeutics, Inc. (A)	26,821	1,320,130
Spyre Therapeutics, Inc. (A)	6,330	240,097
Taysha Gene Therapies, Inc. (A)	17,400	49,938
Ultragenyx Pharmaceutical, Inc. (A)	24,805	1,158,145
UroGen Pharma, Ltd. (A)	5,800	87,000
Vaxcyte, Inc. (A)	15,697	1,072,262
Vera Therapeutics, Inc. (A)	13,619	587,251
Vertex Pharmaceuticals, Inc. (A)	14,025	5,862,590
Voyager Therapeutics, Inc. (A)	15,964	148,625
Xencor, Inc. (A)	16,855	373,001
Zai Lab, Ltd., ADR (A)	27,277	436,978
Zentalis Pharmaceuticals, Inc. (A)	25,143	396,254
		87,754,898
Health care equipment and supplies – 16.9%
Becton, Dickinson and Company	12,211	3,021,612
Boston Scientific Corp. (A)	42,710	2,925,208
DexCom, Inc. (A)	14,449	2,004,076
Edwards Lifesciences Corp. (A)	38,567	3,685,463
Enovis Corp. (A)	4,037	252,111
Haemonetics Corp. (A)	3,000	256,050
Hologic, Inc. (A)	23,161	1,805,632

76

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Inspire Medical Systems, Inc. (A)	3,360	$721,694
Insulet Corp. (A)	3,405	583,617
Intuitive Surgical, Inc. (A)	29,170	11,641,455
Lantheus Holdings, Inc. (A)	8,245	513,169
Novocure, Ltd. (A)	34,614	541,017
Orchestra BioMed Holdings, Inc. (A)	13,354	70,376
Penumbra, Inc. (A)	13,567	3,027,883
PROCEPT BioRobotics Corp. (A)	14,216	702,555
Shockwave Medical, Inc. (A)	6,663	2,169,673
Siemens Healthineers AG (B)	7,018	429,204
Sonova Holding AG	1,721	498,390
Stryker Corp.	28,452	10,182,117
Teleflex, Inc.	842	190,435
Zimmer Biomet Holdings, Inc.	11,105	1,465,638
		46,687,375
Health care providers and services – 17.6%
agilon health, Inc. (A)	42,556	259,592
BrightSpring Health Services, Inc. (A)	20,237	219,976
Cardinal Health, Inc.	13,773	1,541,199
Cencora, Inc.	3,710	901,493
Centene Corp. (A)	21,742	1,706,312
Elevance Health, Inc.	19,091	9,899,447
GeneDx Holdings Corp. (A)	918	8,381
Guardant Health, Inc. (A)	15,795	325,851
HCA Healthcare, Inc.	9,189	3,064,807
Humana, Inc.	4,150	1,438,888
McKesson Corp.	2,435	1,307,230
Molina Healthcare, Inc. (A)	10,122	4,158,421
Surgery Partners, Inc. (A)	16,697	498,072
Tenet Healthcare Corp. (A)	12,579	1,322,179
The Cigna Group	14,280	5,186,353
UnitedHealth Group, Inc.	34,004	16,821,779
		48,659,980
Health care technology – 0.7%
Veeva Systems, Inc., Class A (A)	8,715	2,019,178
Life sciences tools and services – 11.8%
10X Genomics, Inc., Class A (A)	33,359	1,251,963
Agilent Technologies, Inc.	20,582	2,994,887
Bio-Techne Corp.	18,702	1,316,434
Bruker Corp.	9,654	906,897
Charles River Laboratories International, Inc. (A)	4,175	1,131,216
Danaher Corp.	32,928	8,222,780
ICON PLC (A)	4,602	1,546,042
IQVIA Holdings, Inc. (A)	4,324	1,093,496
Pacific Biosciences of California, Inc. (A)	36,531	136,991
Repligen Corp. (A)	5,299	974,592
Thermo Fisher Scientific, Inc.	19,069	11,083,093
West Pharmaceutical Services, Inc.	4,588	1,815,517
		32,473,908
Pharmaceuticals – 19.9%
Alto Neuroscience, Inc. (A)	9,005	138,227
Amylyx Pharmaceuticals, Inc. (A)	15,424	43,804
Arvinas, Inc. (A)	21,005	867,086
AstraZeneca PLC, ADR	81,976	5,553,874
Chugai Pharmaceutical Company, Ltd.	13,100	500,622
Daiichi Sankyo Company, Ltd.	20,100	639,559
Eli Lilly & Company	35,261	27,431,652
EyePoint Pharmaceuticals, Inc. (A)	15,686	324,230
Longboard Pharmaceuticals, Inc. (A)	16,599	358,538
Merck & Company, Inc.	85,275	11,252,036
Neumora Therapeutics, Inc. (A)	10,528	144,760
Novo Nordisk A/S, ADR	33,007	4,238,099
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Nuvation Bio, Inc. (A)	16,100	$58,604
Ocular Therapeutix, Inc. (A)	8,400	76,440
Pharvaris NV (A)	14,671	339,047
Pliant Therapeutics, Inc. (A)	13,685	203,907
Structure Therapeutics, Inc., ADR (A)	14,790	633,899
Tarsus Pharmaceuticals, Inc. (A)	5,028	182,768
Viatris, Inc.	25,298	302,058
WaVe Life Sciences, Ltd. (A)	28,947	178,603
Zoetis, Inc.	8,944	1,513,414
		54,981,227
		272,576,566
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	78,858	91,475
TOTAL COMMON STOCKS (Cost $210,246,091)		$273,448,982
PREFERRED SECURITIES – 0.3%
Health care – 0.3%
Life sciences tools and services – 0.3%
Sartorius AG	1,984	787,867
TOTAL PREFERRED SECURITIES (Cost $583,382)		$787,867
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030 (B)	$277,000	288,606
TOTAL CONVERTIBLE BONDS (Cost $277,000)		$288,606
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $11.50) (A)	4,862	267
REVOLUTION Medicines, Inc. (Expiration Date: 11-14-28; Strike Price: $11.50) (A)	4,502	720
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	207
TOTAL WARRANTS (Cost $29,139)		$1,194
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2417% (C)	583,544	583,544
T. Rowe Price Government Reserve Fund, 5.3578% (C)	959,295	959,295
TOTAL SHORT-TERM INVESTMENTS (Cost $1,542,839)		$1,542,839
Total Investments (Health Sciences Trust) (Cost $212,678,451) – 99.9%		$276,069,488
Other assets and liabilities, net – 0.1%		359,683
TOTAL NET ASSETS – 100.0%		$276,429,171
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.

77

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
Argentina – 0.3%
Provincia de Buenos Aires 6.375%, (6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)	$743,123	$302,787
Republic of Argentina
1.000%, 07/09/2029	59,073	31,799
3.625%, (3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	526,571	218,573
		553,159
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $766,645)		$553,159
CORPORATE BONDS – 83.5%
Communication services – 10.5%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	719,050	746,014
Allen Media LLC 10.500%, 02/15/2028 (A)	1,470,000	681,352
Altice Financing SA 5.750%, 08/15/2029 (A)	780,000	624,968
Altice France Holding SA 10.500%, 05/15/2027 (A)	640,000	239,473
Altice France SA 5.125%, 07/15/2029 (A)	1,630,000	1,101,935
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)(B)	1,060,000	708,007
Banijay Entertainment SASU 8.125%, 05/01/2029 (A)	460,000	474,439
CCO Holdings LLC
4.250%, 02/01/2031 to 01/15/2034 (A)	220,000	174,101
4.500%, 05/01/2032	1,560,000	1,253,607
4.500%, 06/01/2033 (A)	260,000	203,092
4.750%, 02/01/2032 (A)	1,140,000	930,381
Charter Communications Operating LLC
3.700%, 04/01/2051	480,000	296,856
6.484%, 10/23/2045	230,000	213,169
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)(B)	760,000	628,551
CSC Holdings LLC
4.125%, 12/01/2030 (A)	240,000	171,612
5.000%, 11/15/2031 (A)	330,000	166,826
5.750%, 01/15/2030 (A)	600,000	317,624
6.500%, 02/01/2029 (A)	1,320,000	1,118,450
11.250%, 05/15/2028 (A)	380,000	376,558
CSC Holdings LLC 11.750%, 01/31/2029 (A)	470,000	470,733
Directv Financing LLC 5.875%, 08/15/2027 (A)	780,000	737,908
DISH DBS Corp.
5.125%, 06/01/2029	1,000,000	417,088
5.750%, 12/01/2028 (A)(B)	900,000	618,530
5.875%, 11/15/2024 (B)	780,000	747,337
7.750%, 07/01/2026 (B)	870,000	582,506
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	620,000	566,990
Gray Television, Inc. 5.375%, 11/15/2031 (A)	890,000	583,590
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)(B)	190,000	133,457
5.250%, 08/15/2027 (A)	410,000	298,396
Match Group Holdings II LLC 4.625%, 06/01/2028 (A)	670,000	632,288
Sunrise HoldCo IV BV 5.500%, 01/15/2028 (A)	430,000	412,850
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Telecom Italia Capital SA 6.000%, 09/30/2034	$500,000	$457,327
Time Warner Cable LLC 7.300%, 07/01/2038	220,000	222,234
Univision Communications, Inc. 8.000%, 08/15/2028 (A)	390,000	397,317
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	270,000	231,658
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	330,000	305,107
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	700,000	603,319
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)	330,000	290,639
		19,136,289
Consumer discretionary – 18.0%
Academy, Ltd. 6.000%, 11/15/2027 (A)	250,000	246,245
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	421,000	403,033
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,080,000	972,719
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)	671,707	748,953
Bath & Body Works, Inc.
6.625%, 10/01/2030 (A)	560,000	572,039
9.375%, 07/01/2025 (A)	340,000	354,756
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	250,000	231,743
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)(B)	450,000	410,342
6.500%, 02/15/2032 (A)	480,000	484,227
7.000%, 02/15/2030 (A)	850,000	872,512
Carnival Corp.
5.750%, 03/01/2027 (A)	460,000	455,278
6.000%, 05/01/2029 (A)(B)	970,000	957,108
7.000%, 08/15/2029 (A)	370,000	385,904
10.500%, 06/01/2030 (A)(B)	940,000	1,028,135
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)	510,000	556,338
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)	720,000	639,705
Carriage Services, Inc. 4.250%, 05/15/2029 (A)	390,000	345,812
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)	410,000	364,333
Empire Communities Corp. 7.000%, 12/15/2025 (A)(B)	650,000	652,629
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)	640,000	586,865
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	3,600,425	360
Foot Locker, Inc. 4.000%, 10/01/2029 (A)(B)	640,000	538,848
Ford Motor Company
3.250%, 02/12/2032	340,000	282,814
6.100%, 08/19/2032 (B)	20,000	20,266
Ford Motor Credit Company LLC
4.000%, 11/13/2030	810,000	723,211
7.350%, 03/06/2030	940,000	1,002,188
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)	1,160,000	1,108,542
Global Auto Holdings, Ltd. 8.750%, 01/15/2032 (A)	610,000	590,266

78

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)	$340,000	$310,131
Mohegan Tribal Gaming Authority
8.000%, 02/01/2026 (A)	333,000	325,844
13.250%, 12/15/2027 (A)	120,000	130,950
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)	980,000	968,233
7.750%, 02/15/2029 (A)	1,180,000	1,225,166
8.125%, 01/15/2029 (A)	690,000	730,148
8.375%, 02/01/2028 (A)	800,000	845,059
NCL Finance, Ltd. 6.125%, 03/15/2028 (A)(B)	670,000	661,636
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)	300,000	293,781
PetSmart, Inc. 7.750%, 02/15/2029 (A)	250,000	243,386
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/2028	720,000	670,126
6.250%, 03/15/2032 (A)	1,160,000	1,169,234
7.250%, 01/15/2030 (A)	840,000	872,745
Sally Holdings LLC 6.750%, 03/01/2032	310,000	307,576
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	430,000	434,417
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	304,635
StoneMor, Inc. 8.500%, 05/15/2029 (A)	270,000	186,329
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	269,314
The Michaels Companies, Inc. 5.250%, 05/01/2028 (A)	560,000	477,165
TopBuild Corp. 3.625%, 03/15/2029 (A)	490,000	445,118
Upbound Group, Inc. 6.375%, 02/15/2029 (A)	790,000	766,944
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	170,000	166,790
7.000%, 02/15/2029 (A)	490,000	492,120
9.125%, 07/15/2031 (A)	1,290,000	1,410,758
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,000,000	962,084
WW International, Inc. 4.500%, 04/15/2029 (A)	800,000	315,935
Wynn Macau, Ltd.
4.875%, 10/01/2024 (A)	310,000	306,363
5.625%, 08/26/2028 (A)	720,000	682,435
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	190,000	179,997
7.125%, 02/15/2031 (A)	600,000	620,938
ZF North America Capital, Inc. 7.125%, 04/14/2030 (A)	500,000	526,859
		32,837,387
Consumer staples – 0.8%
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)	400,000	396,401
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	590,000	521,390
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	610,000	555,597
		1,473,388
Energy – 11.1%
Antero Resources Corp. 5.375%, 03/01/2030 (A)	430,000	412,963
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	$1,000,000	$987,142
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	670,000	668,208
7.625%, 12/15/2025 (A)	350,000	351,926
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	80,000	79,491
Chord Energy Corp. 6.375%, 06/01/2026 (A)	1,100,000	1,104,588
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	740,000	659,540
Crescent Energy Finance LLC
7.625%, 04/01/2032 (A)	400,000	403,082
9.250%, 02/15/2028 (A)	540,000	570,178
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	293,159
6.750%, 09/15/2037 (A)	200,000	217,524
Endeavor Energy Resources LP 5.750%, 01/30/2028 (A)	410,000	413,323
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (D)	180,000	176,426
EQM Midstream Partners LP
6.500%, 07/15/2048	920,000	922,753
7.500%, 06/01/2030 (A)	360,000	384,820
Hilcorp Energy I LP
6.250%, 04/15/2032 (A)	530,000	522,684
8.375%, 11/01/2033 (A)	440,000	477,046
Howard Midstream Energy Partners LLC
6.750%, 01/15/2027 (A)	610,000	608,613
8.875%, 07/15/2028 (A)	370,000	390,428
Nabors Industries, Ltd. 7.250%, 01/15/2026 (A)	620,000	616,162
Noble Finance II LLC 8.000%, 04/15/2030 (A)	390,000	406,244
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	862,741
Permian Resources Operating LLC
5.875%, 07/01/2029 (A)	200,000	196,668
7.000%, 01/15/2032 (A)	700,000	726,190
8.000%, 04/15/2027 (A)	260,000	267,784
9.875%, 07/15/2031 (A)	570,000	635,151
Range Resources Corp.
4.750%, 02/15/2030 (A)	120,000	111,882
8.250%, 01/15/2029	490,000	509,699
Shelf Drilling Holdings, Ltd. 9.625%, 04/15/2029 (A)(B)	620,000	598,939
SilverBow Resources, Inc. 13.079%, (3 month CME Term SOFR + 7.750%), 12/15/2028 (A)(E)	890,000	869,890
Southwestern Energy Company 4.750%, 02/01/2032	790,000	727,241
Summit Midstream Holdings LLC 9.000%, 10/15/2026 (A)	380,000	384,312
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	590,000	560,461
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	320,000	271,873
4.125%, 08/15/2031 (A)	500,000	444,600
6.250%, 01/15/2030 (A)	570,000	573,456
Venture Global LNG, Inc. 9.875%, 02/01/2032 (A)	1,310,000	1,411,845
Vital Energy, Inc. 7.875%, 04/15/2032 (A)	480,000	487,617
		20,306,649

79

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 11.5%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	$200,000	$181,728
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	790,000	663,666
Banco Santander SA 9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (D)	600,000	660,875
Barclays PLC 8.000%, (8.000% to 6-15-24, then 5 Year CMT + 5.672%), 06/15/2024 (D)	380,000	379,004
BNP Paribas SA
7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(D)	390,000	390,925
7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (A)(D)	500,000	511,842
8.000%, (8.000% to 8-22-31, then 5 Year CMT + 3.727%), 08/22/2031 (A)(D)	210,000	214,332
Boost Newco Borrower LLC 7.500%, 01/15/2031 (A)	1,100,000	1,151,494
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	630,000	613,605
6.875%, 04/15/2030 (A)	500,000	490,965
9.250%, 07/01/2031 (A)	530,000	560,944
Citigroup, Inc.
5.950%, (5.950% to 5-15-25, then 3 month CME Term SOFR + 4.167%), 05/15/2025 (D)	180,000	179,730
6.300%, (6.300% to 5-15-24, then 3 month CME Term SOFR + 3.685%), 05/15/2024 (D)	410,000	408,376
7.200%, (7.200% to 5-15-29, then 5 Year CMT + 2.905), 05/15/2029 (D)	500,000	512,757
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)(B)	540,000	436,081
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(D)	860,000	877,200
FirstCash, Inc.
4.625%, 09/01/2028 (A)	280,000	263,540
5.625%, 01/01/2030 (A)	440,000	418,117
6.875%, 03/01/2032 (A)	360,000	359,832
Five Point Operating Company LP 10.500%, 01/15/2028 (A)(B)	671,669	691,538
Global Aircraft Leasing Company, Ltd. 6.500%, (6.500% Cash or 7.250% PIK), 09/15/2024 (A)	1,115,183	1,060,682
Highlands Holdings Bond Issuer, Ltd. 7.625%, (7.625% Cash or 8.375% PIK), 10/15/2025 (A)	945,962	934,708
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)	460,000	384,581
Jane Street Group 4.500%, 11/15/2029 (A)	480,000	444,093
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	460,000	430,368
4.750%, 06/15/2029 (A)	300,000	272,709
Lloyds Banking Group PLC 8.000%, (8.000% to 3-27-30, then 5 Year CMT + 3.913%), 09/27/2029 (D)	760,000	765,218
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	$380,000	$327,004
6.500%, 05/01/2028 (A)	430,000	396,678
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	410,000	414,111
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	630,000	548,856
4.000%, 10/15/2033 (A)	680,000	576,022
Ryan Specialty LLC 4.375%, 02/01/2030 (A)	520,000	486,006
Starwood Property Trust, Inc. 7.250%, 04/01/2029 (A)	340,000	342,706
StoneX Group, Inc. 7.875%, 03/01/2031 (A)	360,000	365,237
The Bank of Nova Scotia 8.000%, (8.000% to 1-27-29, then 5 Year CMT + 4.017%), 01/27/2084	340,000	345,977
The Charles Schwab Corp. 4.000%, (4.000% to 12-1-30, then 10 Year CMT + 3.079%), 12/01/2030 (D)	340,000	286,877
The Toronto-Dominion Bank 8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082	510,000	534,915
UBS Group AG
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (A)	480,000	506,059
7.750%, (7.750% to 4-12-31, then 5 Year SOFR ICE Swap Rate + 4.160%), 04/12/2031 (A)(D)	220,000	226,263
9.016%, (9.016% to 11-15-32, then Overnight SOFR + 5.020%), 11/15/2033 (A)	310,000	376,137
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(D)	380,000	411,721
UniCredit SpA 5.459%, (5.459% to 6-30-30, then 5 Year CMT + 4.750%), 06/30/2035 (A)	720,000	676,119
		21,079,598
Health care – 5.1%
Akumin, Inc. 8.000%, (8.000% Cash and 0.000% PIK), 08/01/2027 (A)	720,000	624,600
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	340,000	310,970
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (A)	600,000	247,528
6.125%, 02/01/2027 (A)	160,000	99,694
6.250%, 02/15/2029 (A)	1,220,000	521,426
Cano Health LLC 6.250%, 10/01/2028 (A)(C)	420,000	260
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	1,073,000	874,937
6.125%, 04/01/2030 (A)	170,000	122,589
6.875%, 04/15/2029 (A)	370,000	277,025
10.875%, 01/15/2032 (A)	530,000	545,911
LifePoint Health, Inc.
9.875%, 08/15/2030 (A)	1,010,000	1,056,502
11.000%, 10/15/2030 (A)	400,000	427,516
Medline Borrower LP
3.875%, 04/01/2029 (A)	240,000	218,450
5.250%, 10/01/2029 (A)	520,000	491,488
6.250%, 04/01/2029 (A)	450,000	452,015

80

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)(C)		$720,000	$471,999
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036		540,000	525,442
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029 (B)		1,100,000	1,057,080
7.875%, 09/15/2029		200,000	214,682
8.125%, 09/15/2031		460,000	504,528
US Renal Care, Inc. 10.625%, 06/28/2028 (A)		336,000	292,320
			9,336,962
Industrials – 15.1%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (A)		530,000	534,078
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)		350,000	351,811
AerCap Holdings NV 5.875%, (5.875% to 10-10-24, then 5 Year CMT + 4.535%), 10/10/2079		400,000	397,133
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)		520,000	472,663
6.625%, 07/15/2026 (A)		260,000	259,829
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)		650,000	635,381
American Airlines, Inc.
5.750%, 04/20/2029 (A)		1,760,000	1,730,001
8.500%, 05/15/2029 (A)		720,000	760,649
Anagram Holdings LLC 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(C)		96,829	1,210
ATS Corp. 4.125%, 12/15/2028 (A)		300,000	274,980
Beacon Roofing Supply, Inc. 6.500%, 08/01/2030 (A)		280,000	284,125
Bombardier, Inc.
7.250%, 07/01/2031 (A)		620,000	621,262
7.500%, 02/01/2029 (A)(B)		570,000	586,948
7.875%, 04/15/2027 (A)		170,000	170,119
8.750%, 11/15/2030 (A)		710,000	758,121
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		500,000	493,811
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)		310,000	312,277
CoreCivic, Inc. 8.250%, 04/15/2029		1,110,000	1,161,038
Covanta Holding Corp. 4.875%, 12/01/2029 (A)		510,000	457,088
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	280,000	198,442
Esab Corp. 6.250%, 04/15/2029 (A)		$400,000	401,873
GFL Environmental, Inc. 6.750%, 01/15/2031 (A)		600,000	614,888
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		810,000	741,541
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (A)		450,000	465,134
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		160,000	158,511
Madison IAQ LLC
4.125%, 06/30/2028 (A)		460,000	425,454
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Madison IAQ LLC (continued)
5.875%, 06/30/2029 (A)	$550,000	$503,184
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)	324,348	326,137
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)	530,000	531,812
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)	320,000	294,497
Park-Ohio Industries, Inc. 6.625%, 04/15/2027 (B)	270,000	252,617
PM General Purchaser LLC 9.500%, 10/01/2028 (A)	1,610,000	1,643,322
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	920,000	901,212
R.R. Donnelley & Sons Company 9.750%, 07/31/2028 (A)	360,000	390,017
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)	730,000	668,402
RXO, Inc. 7.500%, 11/15/2027 (A)	160,000	164,200
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	1,286,000	976,235
Stena International SA 7.250%, 01/15/2031 (A)	440,000	438,879
The GEO Group, Inc.
9.500%, 12/31/2028 (A)	945,000	952,088
10.500%, 06/30/2028	367,000	373,881
Titan International, Inc. 7.000%, 04/30/2028	670,000	661,135
TransDigm, Inc.
6.625%, 03/01/2032 (A)	400,000	404,116
6.750%, 08/15/2028 (A)	630,000	638,315
7.125%, 12/01/2031 (A)	350,000	360,695
Tutor Perini Corp. 6.875%, 05/01/2025 (A)(B)	280,000	277,133
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	166,800	164,119
United Airlines, Inc. 4.625%, 04/15/2029 (A)	460,000	427,800
United Rentals North America, Inc.
3.875%, 02/15/2031	510,000	456,962
5.250%, 01/15/2030	400,000	390,165
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	760,000	707,136
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)(B)	690,000	508,615
7.875%, 05/01/2027 (A)(B)	300,000	253,627
9.500%, 06/01/2028 (A)	80,000	68,025
XPO CNW, Inc. 6.700%, 05/01/2034	370,000	385,086
XPO, Inc. 7.125%, 02/01/2032 (A)	220,000	226,413
		27,614,192
Information technology – 3.1%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	410,000	391,680
Central Parent, Inc. 7.250%, 06/15/2029 (A)	650,000	663,524
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	730,000	281,955
CommScope, Inc. 4.750%, 09/01/2029 (A)	1,500,000	1,080,000

81

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Elastic NV 4.125%, 07/15/2029 (A)	$570,000	$512,946
Gen Digital, Inc. 7.125%, 09/30/2030 (A)	340,000	349,329
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	530,000	475,556
NCR Atleos Corp. 9.500%, 04/01/2029 (A)	590,000	631,069
Open Text Corp. 6.900%, 12/01/2027 (A)	360,000	372,236
Rackspace Finance LLC 3.500%, 05/15/2028 (A)	491,400	248,157
Vericast Corp. 11.000%, 09/15/2026 (A)	650,000	693,063
		5,699,515
Materials – 4.8%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,150,000	384,839
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	800,000	644,841
Canpack SA 3.875%, 11/15/2029 (A)	700,000	619,466
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	508,826
First Quantum Minerals, Ltd.
6.875%, 10/15/2027 (A)	700,000	671,136
8.625%, 06/01/2031 (A)(B)	310,000	301,345
9.375%, 03/01/2029 (A)	1,330,000	1,377,767
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,060,000	1,014,811
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	790,000	780,920
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	530,000	477,233
Midwest Vanadium Proprietary, Ltd. 13.250%, 02/15/2018 (A)(C)	912,943	913
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	10
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/2028 (A)	950,000	928,489
8.875%, 11/15/2031 (A)	470,000	502,379
Summit Materials LLC 5.250%, 01/15/2029 (A)	600,000	584,662
		8,797,637
Real estate – 2.3%
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031 (A)	450,000	475,543
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	187,179
4.750%, 02/15/2028 (B)	220,000	178,381
9.750%, 06/15/2025	170,000	170,125
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	550,000	525,245
5.000%, 03/01/2028 (A)	250,000	240,377
IIP Operating Partnership LP 5.500%, 05/25/2026	890,000	844,768
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	410,000	374,441
MPT Operating Partnership LP
3.500%, 03/15/2031	200,000	137,324
4.625%, 08/01/2029	260,000	199,542
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Service Properties Trust
5.500%, 12/15/2027	$400,000	$381,296
8.625%, 11/15/2031 (A)	390,000	415,910
		4,130,131
Utilities – 1.2%
Calpine Corp. 3.750%, 03/01/2031 (A)	300,000	262,714
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	340,000	309,972
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)(B)	740,000	576,091
Superior Plus LP 4.500%, 03/15/2029 (A)	290,000	268,119
TransAlta Corp. 7.750%, 11/15/2029	310,000	322,242
Vistra Operations Company LLC 7.750%, 10/15/2031 (A)	420,000	439,858
		2,178,996
TOTAL CORPORATE BONDS (Cost $166,075,334)		$152,590,744
CONVERTIBLE BONDS – 0.5%
Communication services – 0.2%
DISH Network Corp. 3.375%, 08/15/2026	530,000	329,925
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 3.754%, 03/15/2028 (F)	470,000	405,375
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)(B)	190,000	170,992
TOTAL CONVERTIBLE BONDS (Cost $1,119,789)		$906,292
TERM LOANS (G) – 4.2%
Consumer discretionary – 1.5%
Adtalem Global Education, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%) 8.826%, 08/11/2028	241,666	242,372
Clarios Global LP, 2024 Term Loan B (1 month CME Term SOFR + 3.000%) 8.330%, 05/06/2030	349,125	349,670
First Brands Group LLC, 2021 Term Loan (3 month CME Term SOFR + 5.000%) 10.574%, 03/30/2027	339,500	339,670
Spencer Spirit IH LLC, Term Loan B (1 month CME Term SOFR + 6.000%) 11.422%, 06/19/2026	552,844	550,539
Station Casinos LLC, 2024 Term Loan B 03/14/2031 TBD (H)	680,000	678,688
Upbound Group, Inc., 2021 First Lien Term Loan B (3 month CME Term SOFR + 3.250%) 9.119%, 02/17/2028	553,411	552,487
		2,713,426
Financials – 0.5%
Acrisure LLC, 2020 Term Loan B (1 month CME Term SOFR + 3.500%) 8.945%, 02/15/2027	441,600	440,655
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%) 9.426%, 08/19/2028	394,000	378,650

82

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Financials (continued)
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month CME Term SOFR + 6.750%) 12.321%, 04/07/2028	$190,000	$189,288
		1,008,593
Health care – 0.6%
Cotiviti, Inc., 2024 Term Loan 02/21/2031 TBD (H)	360,000	359,100
Eyecare Partners LLC, 2020 Term Loan (3 month CME Term SOFR + 3.750%) 9.324%, 02/18/2027	262,616	137,874
Eyecare Partners LLC, 2022 Incremental Term Loan (3 month CME Term SOFR + 4.500%) 9.913%, 11/15/2028	376,200	197,975
LifePoint Health, Inc., 2023 Term Loan B (3 month CME Term SOFR + 5.500%) 11.087%, 11/16/2028	355,466	356,291
		1,051,240
Industrials – 0.3%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%) 10.733%, 06/21/2027	292,500	300,842
United Airlines, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 8.076%, 02/15/2031	210,000	209,966
		510,808
Information technology – 1.1%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month CME Term SOFR + 7.000%) 12.330%, 02/19/2029	820,000	736,204
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month CME Term SOFR + 4.250%) 9.680%, 11/29/2025	480,034	466,032
MRI Software LLC, 2020 Term Loan (3 month CME Term SOFR + 5.500%) 10.948%, 02/10/2027	61,278	60,818
MRI Software LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.500%) 10.948%, 02/10/2027	106,543	105,744
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month CME Term SOFR + 5.000%) 10.423%, 04/11/2029	208,425	191,893
Peraton Corp., Term Loan B (1 month CME Term SOFR + 3.750%) 9.180%, 02/01/2028	408,218	407,455
		1,968,146
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (0.000% Cash and 10.000% PIK) 10.000%, 12/31/2027 (I)	519,580	469,752
TOTAL TERM LOANS (Cost $8,102,751)		$7,721,965
ASSET BACKED SECURITIES – 7.1%
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 8.217%, 01/17/2032 (A)(E)	350,000	347,075
ALM, Ltd. Series 2020-1A, Class D (3 month CME Term SOFR + 6.262%) 11.576%, 10/15/2029 (A)(E)	560,000	552,046
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ammc CLO, Ltd. Series 2024-30A, Class D (3 month CME Term SOFR + 4.500%) 9.791%, 01/15/2037 (A)(E)	$190,000	$190,190
Balboa Bay Loan Funding, Ltd. Series 2020-1A, Class ER (3 month CME Term SOFR + 6.662%) 11.979%, 01/20/2032 (A)(E)	500,000	488,615
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 12.428%, 04/20/2035 (A)(E)	710,000	704,491
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month CME Term SOFR + 3.162%) 8.479%, 07/20/2029 (A)(E)	250,000	250,192
Series 2020-4A, Class E (3 month CME Term SOFR + 5.942%) 11.259%, 01/20/2032 (A)(E)	330,000	325,879
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month CME Term SOFR + 3.362%) 8.676%, 07/15/2034 (A)(E)	250,000	242,892
Benefit Street Partners CLO XII, Ltd. Series 2017-12A, Class C (3 month CME Term SOFR + 3.312%) 8.626%, 10/15/2030 (A)(E)	250,000	249,991
Carlyle Global Market Strategies CLO, Ltd. Series 2015-1A, Class DR3 (3 month CME Term SOFR + 3.212%) 8.529%, 07/20/2031 (A)(E)	250,000	249,986
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month CME Term SOFR + 3.962%) 9.279%, 07/20/2031 (A)(E)	500,000	495,656
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month CME Term SOFR + 6.262%) 11.579%, 04/20/2029 (A)(E)	500,000	495,082
Clover CLO, LLC Series 2018-1A, Class DR (3 month CME Term SOFR + 3.362%) 8.679%, 04/20/2032 (A)(E)	260,000	260,001
Dryden CLO, Ltd. Series 2021-87A, Class D (3 month CME Term SOFR + 3.212%) 8.531%, 05/20/2034 (A)(E)	220,000	217,934
Eaton Vance CLO, Ltd. Series 2020-2A, Class ER (3 month CME Term SOFR + 6.762%) 12.076%, 01/15/2035 (A)(E)	440,000	423,714
Great Lakes CLO, Ltd. Series 2014-1A, Class CR (3 month CME Term SOFR + 2.962%) 8.355%, 10/15/2029 (A)(E)	400,000	399,981
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 2.762%) 8.076%, 04/15/2031 (A)(E)	290,000	285,526
Series 2018-1A, Class E (3 month CME Term SOFR + 5.212%) 10.526%, 04/15/2031 (A)(E)	250,000	236,957
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 9.228%, 04/17/2034 (A)(E)	250,000	249,980

83

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month CME Term SOFR + 5.962%) 11.279%, 01/20/2030 (A)(E)	$420,000	$414,034
ICG US CLO, Ltd. Series 2022-1A, Class DJ (3 month CME Term SOFR + 5.730%) 11.048%, 07/20/2035 (A)(E)	325,000	324,032
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month CME Term SOFR + 5.942%) 11.256%, 10/15/2031 (A)(E)	300,000	299,634
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.714%, 04/15/2035 (A)(E)	250,000	244,498
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month CME Term SOFR + 3.382%) 8.696%, 07/15/2031 (A)(E)	250,000	244,966
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month CME Term SOFR + 6.182%) 11.499%, 10/21/2030 (A)(E)	250,000	247,519
Neuberger Berman CLO XVI-S, Ltd. Series 2017-16SA, Class DR (3 month CME Term SOFR + 3.162%) 8.476%, 04/15/2034 (A)(E)	400,000	387,480
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2017-25A, Class DR (3 month CME Term SOFR + 3.112%) 8.410%, 10/18/2029 (A)(E)	250,000	248,689
Series 2018-28A, Class D (3 month CME Term SOFR + 3.112%) 8.429%, 04/20/2030 (A)(E)	300,000	298,068
Oaktree CLO, Ltd. Series 2022-2A, Class DR (3 month CME Term SOFR + 4.500%) 9.814%, 07/15/2033 (A)(E)	450,000	450,691
Octagon 55, Ltd. Series 2021-1A, Class D (3 month CME Term SOFR + 3.362%) 8.679%, 07/20/2034 (A)(E)	360,000	357,254
OHA Credit Funding, Ltd. Series 2020-7A, Class DR (3 month CME Term SOFR + 3.100%) 8.410%, 02/24/2037 (A)(E)	250,000	249,987
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class CR (3 month CME Term SOFR + 3.000%) 8.321%, 04/15/2031 (A)(E)	290,000	289,996
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month CME Term SOFR + 7.512%) 12.829%, 07/20/2034 (A)(E)	280,000	278,578
Symphony CLO, Ltd. Series 2023-40A, Class D (3 month CME Term SOFR + 5.000%) 10.344%, 01/14/2034 (A)(E)	160,000	161,309
Trinitas CLO XXVI, Ltd. Series 2023-26A, Class D (3 month CME Term SOFR + 4.500%) 9.818%, 01/20/2035 (A)(E)	870,000	873,482
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Venture XVII CLO, Ltd. Series 2014-17A, Class DRR (3 month CME Term SOFR + 3.082%) 8.396%, 04/15/2027 (A)(E)	$350,000	$350,036
Voya CLO III, Ltd. Series 2020-3A, Class DR (3 month CME Term SOFR + 3.512%) 8.829%, 10/20/2034 (A)(E)	500,000	499,997
TOTAL ASSET BACKED SECURITIES (Cost $12,740,533)		$12,886,438
COMMON STOCKS – 0.5%
Communication services – 0.0%
New Cotai, Inc., Class B (I)(J)(K)	3	0
Energy – 0.5%
Berry Corp.	62,206	500,752
Chord Energy Corp.	2,636	469,841
KCAD Holdings I, Ltd. (I)(J)(K)	165,553,563	166
MWO Holdings LLC (I)(J)(K)	445	2,768
Permian Production (I)(K)	19,583	11,750
		985,277
TOTAL COMMON STOCKS (Cost $2,804,633)		$985,277
PREFERRED SECURITIES – 0.4%
Energy – 0.4%
Equitrans Midstream Corp., 9.750% (9.750% to 3-31-24, then 3 month LIBOR + 8.150%)	29,678	645,497
TOTAL PREFERRED SECURITIES (Cost $660,336)		$645,497
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (I)(K)	494	64,087
TOTAL ESCROW SHARES (Cost $0)		$64,087
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (I)(K)	$3,000,000	0
Adelphia Communications Corp. (I)(K)	2,050,000	0
Adelphia Communications Corp. (I)(K)	1,025,000	0
Magellan Health, Inc. (I)(K)	1,930,000	0
TOTAL ESCROW CERTIFICATES (Cost $338,778)		$0
SHORT-TERM INVESTMENTS – 7.5%
Short-term funds – 7.5%
John Hancock Collateral Trust, 5.2975% (L)(M)	1,235,974	12,356,525
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.2380% (L)	1,357,489	1,357,489
TOTAL SHORT-TERM INVESTMENTS (Cost $13,717,847)		$13,714,014
Total Investments (High Yield Trust) (Cost $206,326,646) – 104.0%		$190,067,473
Other assets and liabilities, net – (4.0%)		(7,345,533)
TOTAL NET ASSETS – 100.0%		$182,721,940
Currency Abbreviations
CAD	Canadian Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.

84

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $141,392,553 or 77.4% of the fund's net assets as of 3-31-24.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $12,104,615.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
High Yield Trust (continued)
(G)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(K)	Non-income producing security.
(L)	The rate shown is the annualized seven-day yield as of 3-31-24.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Jun 2024	$8,650,835	$8,668,266	$17,431
						$17,431

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	487,806	BNP	4/19/2024	—	$(9,985)
MXN	195,721	USD	11,385	JPM	4/19/2024	$357	—
USD	1,743	CAD	2,334	MSCS	4/19/2024	20	—
						$377	$(9,985)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	The Goodyear Tire & Rubber Company	470,000	USD	$470,000	5.000%	Quarterly	Jun 2027	$(5,479)	$(45,596)	$(51,075)
Centrally cleared	Transocean, Inc.	1,168,000	USD	1,168,000	1.000%	Quarterly	Dec 2028	167,886	(51,425)	116,461
Centrally cleared	General Motors Company	380,000	USD	380,000	5.000%	Quarterly	Jun 2029	(63,059)	(5,174)	(68,233)
				$2,018,000				$99,348	$(102,195)	$(2,847)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.NA.HY.41	3.108%	3,578,850	USD	$3,578,850	5.000%	Quarterly	Dec 2028	$192,468	$78,113	$270,581
Centrally cleared	Nabors Industries, Inc.	5.455%	1,168,000	USD	1,168,000	1.000%	Quarterly	Dec 2028	(232,741)	38,226	(194,515)
Centrally cleared	American Axle & Manufacturing, Inc.	3.926%	470,000	USD	470,000	5.000%	Quarterly	Jun 2029	12,276	9,877	22,153
Centrally cleared	Ford Motor Company	1.471%	1,180,000	USD	1,180,000	5.000%	Quarterly	Jun 2029	177,124	14,371	191,495
					$6,396,850				$149,127	$140,587	$289,714
85

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

High Yield Trust (continued)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.3%
Australia - 4.5%
Ampol, Ltd.	8,214	$213,073
ANZ Group Holdings, Ltd.	103,645	1,986,467
APA Group	40,668	222,901
Aristocrat Leisure, Ltd.	20,772	581,634
ASX, Ltd.	6,673	288,693
Aurizon Holdings, Ltd.	63,445	165,430
BHP Group, Ltd.	174,621	5,048,970
BlueScope Steel, Ltd.	15,384	239,268
Brambles, Ltd.	49,445	520,363
carsales.com, Ltd.	12,240	287,711
Cochlear, Ltd.	2,361	519,256
Coles Group, Ltd.	45,978	507,560
Commonwealth Bank of Australia	57,693	4,525,397
Computershare, Ltd.	18,728	318,991
CSL, Ltd.	16,643	3,122,677
Dexus	39,487	203,460
EBOS Group, Ltd.	5,681	116,187
Endeavour Group, Ltd.	46,231	165,989
Fortescue, Ltd.	58,369	976,805
Goodman Group	57,954	1,276,567
IDP Education, Ltd.	9,109	106,330
Insurance Australia Group, Ltd.	88,042	367,251
Macquarie Group, Ltd.	12,682	1,649,640
Medibank Private, Ltd.	99,625	244,093
Mineral Resources, Ltd.	5,861	270,416
Mirvac Group	141,329	217,224
National Australia Bank, Ltd.	107,467	2,433,271
Northern Star Resources, Ltd.	39,419	371,940
Orica, Ltd.	15,382	182,959
Origin Energy, Ltd.	60,705	364,151
Pilbara Minerals, Ltd.	98,494	245,786
Qantas Airways, Ltd. (A)	31,854	113,086
QBE Insurance Group, Ltd.	50,892	601,578
Ramsay Health Care, Ltd.	6,743	248,237
REA Group, Ltd.	1,952	235,856
Reece, Ltd.	7,679	140,600
Rio Tinto, Ltd.	12,795	1,015,477
Santos, Ltd.	110,903	561,490
Scentre Group	178,901	395,106
SEEK, Ltd.	11,910	194,211
Seven Group Holdings, Ltd.	5,637	149,795
Sonic Healthcare, Ltd.	16,282	312,008
South32, Ltd.	112,851	220,209
South32, Ltd. (London Stock Exchange)	48,980	95,527
Stockland	87,409	276,201
Suncorp Group, Ltd.	43,519	464,517
Telstra Group, Ltd.	142,830	359,277
The GPT Group	71,628	213,165
The Lottery Corp., Ltd.	82,609	277,037
Transurban Group	105,808	917,895
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Treasury Wine Estates, Ltd.	29,128	$236,274
Vicinity, Ltd.	148,057	205,508
Washington H. Soul Pattinson & Company, Ltd.	7,463	163,383
Wesfarmers, Ltd.	39,081	1,742,026
Westpac Banking Corp.	119,614	2,034,410
WiseTech Global, Ltd.	5,743	351,258
Woodside Energy Group, Ltd.	64,951	1,294,625
Woolworths Group, Ltd.	41,774	902,986
		41,462,202
Austria - 0.1%
Erste Group Bank AG	11,747	523,539
OMV AG	5,543	262,531
Verbund AG	2,442	178,413
voestalpine AG	4,357	122,228
		1,086,711
Belgium - 0.5%
Ageas SA/NV	5,462	253,031
Anheuser-Busch InBev SA/NV	29,951	1,823,243
D'ieteren Group	850	188,447
Elia Group SA/NV	1,148	123,921
Groupe Bruxelles Lambert NV	3,220	243,427
KBC Group NV	8,597	644,537
Lotus Bakeries NV	14	135,168
Sofina SA	537	120,422
Syensqo SA (A)	2,508	237,648
UCB SA	4,356	537,737
Umicore SA	7,155	154,259
Warehouses De Pauw CVA	6,048	172,458
		4,634,298
Brazil - 1.0%
Ambev SA	159,630	397,531
Atacadao SA	21,800	59,244
B3 SA - Brasil Bolsa Balcao	196,921	470,767
Banco Bradesco SA	51,324	130,372
Banco BTG Pactual SA	40,604	294,932
Banco do Brasil SA	28,713	324,148
Banco Santander Brasil SA	14,000	79,611
BB Seguridade Participacoes SA	24,400	158,210
Caixa Seguridade Participacoes SA	20,700	64,468
CCR SA	40,100	110,496
Centrais Eletricas Brasileiras SA	41,047	341,281
Centrais Eletricas Brasileiras SA, ADR	1,429	13,218
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	190,328
Cia Siderurgica Nacional SA	10,900	34,121
Cia Siderurgica Nacional SA, ADR	11,800	36,934
Cosan SA	40,344	130,313
CPFL Energia SA	7,900	54,831

86

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Energisa SA	8,850	$84,470
Eneva SA (A)	29,700	75,502
Engie Brasil Energia SA	7,275	58,398
Equatorial Energia SA	34,904	226,527
Hapvida Participacoes e Investimentos SA (A)(B)	167,399	123,495
Hypera SA	14,108	92,630
JBS SA	34,073	146,064
Klabin SA	24,000	120,876
Localiza Rent a Car SA	30,716	334,879
Lojas Renner SA	32,186	108,968
Magazine Luiza SA (A)	94,607	33,954
Magazine Luiza SA (A)	10,595	3,802
Natura & Company Holding SA	26,929	96,002
Petroleo Brasileiro SA	128,229	978,707
PRIO SA	27,700	269,190
Raia Drogasil SA	44,036	240,313
Rede D'Or Sao Luiz SA (B)	19,600	98,911
Rumo SA	45,451	201,727
Sendas Distribuidora SA	46,190	135,474
Suzano SA	24,163	308,240
Suzano SA, ADR	3,164	40,436
Telefonica Brasil SA	9,652	97,378
Telefonica Brasil SA, ADR	6,017	60,591
TIM SA	28,020	99,445
TOTVS SA	17,746	100,417
Ultrapar Participacoes SA	25,400	144,184
Vale SA	117,250	1,422,083
Vibra Energia SA	44,000	219,412
WEG SA	56,116	427,410
		9,240,290
Canada - 7.4%
Agnico Eagle Mines, Ltd.	17,151	1,022,691
Air Canada (A)	7,300	105,683
Alimentation Couche-Tard, Inc.	26,600	1,518,177
AltaGas, Ltd.	9,500	209,841
ARC Resources, Ltd.	20,700	369,056
Bank of Montreal	24,987	2,439,578
Barrick Gold Corp.	41,577	691,543
Barrick Gold Corp. (London Stock Exchange)	18,057	298,166
BCE, Inc.	2,924	99,363
Brookfield Asset Management, Ltd., Class A	12,268	515,337
Brookfield Corp. (A)	47,672	1,994,795
BRP, Inc.	1,300	87,287
CAE, Inc. (A)	12,000	247,787
Cameco Corp.	15,100	653,696
Canadian Apartment Properties REIT	3,400	116,693
Canadian Imperial Bank of Commerce	31,709	1,607,513
Canadian National Railway Company	19,000	2,501,960
Canadian Natural Resources, Ltd.	36,860	2,811,815
Canadian Pacific Kansas City, Ltd.	32,100	2,830,241
Canadian Tire Corp., Ltd., Class A	1,800	179,528
Canadian Utilities, Ltd., Class A	4,600	104,765
CCL Industries, Inc., Class B	5,400	275,990
Cenovus Energy, Inc.	47,972	959,050
CGI, Inc. (A)	7,200	794,336
Constellation Software, Inc.	700	1,912,074
Dollarama, Inc.	9,700	738,949
Element Fleet Management Corp.	13,500	218,165
Emera, Inc.	9,500	334,329
Empire Company, Ltd., Class A	4,900	119,665
Enbridge, Inc.	72,700	2,627,194
Fairfax Financial Holdings, Ltd.	719	775,026
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
First Quantum Minerals, Ltd.	20,054	$215,560
FirstService Corp.	1,500	248,330
Fortis, Inc.	17,449	689,432
Franco-Nevada Corp.	6,636	790,706
George Weston, Ltd.	2,099	283,591
GFL Environmental, Inc.	7,900	272,422
Gildan Activewear, Inc.	6,000	222,672
Great-West Lifeco, Inc.	9,900	316,613
Hydro One, Ltd. (B)	11,900	347,016
iA Financial Corp., Inc.	3,500	217,434
IGM Financial, Inc.	3,000	77,361
Imperial Oil, Ltd.	6,430	443,509
Intact Financial Corp.	6,100	990,915
Ivanhoe Mines, Ltd., Class A (A)	23,800	283,938
Keyera Corp.	8,500	218,940
Kinross Gold Corp.	45,229	277,474
Loblaw Companies, Ltd.	5,540	613,897
Lundin Mining Corp.	26,000	266,037
Magna International, Inc.	9,200	501,176
Manulife Financial Corp. (C)	62,100	1,550,953
MEG Energy Corp. (A)	9,800	225,005
Metro, Inc.	7,957	427,177
National Bank of Canada	11,500	968,359
Northland Power, Inc.	8,100	132,334
Nutrien, Ltd.	16,890	917,600
Onex Corp.	2,700	202,258
Open Text Corp.	9,700	376,385
Pan American Silver Corp.	12,300	185,424
Parkland Corp.	5,416	172,490
Pembina Pipeline Corp.	18,698	659,962
Power Corp. of Canada	20,512	575,133
Quebecor, Inc., Class B	6,400	140,280
Restaurant Brands International, Inc.	10,046	797,791
RioCan Real Estate Investment Trust	6,300	85,904
Rogers Communications, Inc., Class B	12,100	495,774
Royal Bank of Canada	48,586	4,900,387
Saputo, Inc.	9,100	179,037
Shopify, Inc., Class A (A)	41,500	3,201,617
Stantec, Inc.	3,800	315,491
Sun Life Financial, Inc.	19,800	1,080,372
Suncor Energy, Inc.	45,035	1,662,028
TC Energy Corp.	35,746	1,436,649
Teck Resources, Ltd., Class B	16,161	739,716
TELUS Corp.	16,408	262,494
TFI International, Inc.	2,700	430,549
The Bank of Nova Scotia	41,778	2,161,149
The Descartes Systems Group, Inc. (A)	2,900	265,262
The Toronto-Dominion Bank	61,084	3,686,551
Thomson Reuters Corp.	5,454	848,771
TMX Group, Ltd.	10,000	263,778
Toromont Industries, Ltd.	3,200	307,940
Tourmaline Oil Corp.	11,500	537,666
West Fraser Timber Company, Ltd.	2,100	181,327
Wheaton Precious Metals Corp.	15,570	733,355
WSP Global, Inc.	4,300	716,672
		68,260,956
Chile - 0.2%
Antofagasta PLC	13,585	348,944
Banco de Chile	1,538,226	171,096
Banco de Credito e Inversiones SA (A)	2,615	74,753
Banco Santander Chile, ADR	5,508	109,224
Cencosud SA	42,702	74,071
Cia Sud Americana de Vapores SA	530,399	39,905
Empresas CMPC SA	38,455	78,127
Empresas COPEC SA	13,196	94,776

87

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Enel Americas SA	726,053	$70,710
Enel Chile SA, ADR	18,222	55,577
Falabella SA (A)	29,974	78,675
Latam Airlines Group SA (A)	6,198,376	77,233
Sociedad Quimica y Minera de Chile SA, ADR (D)	4,430	217,779
		1,490,870
China - 6.1%
360 Security Technology, Inc., Class A (A)	14,500	17,776
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	11,481
AAC Technologies Holdings, Inc.	27,342	91,825
Advanced Micro-Fabrication Equipment, Inc., Class A	1,253	25,904
AECC Aviation Power Company, Ltd., Class A	5,500	25,557
Agricultural Bank of China, Ltd., Class A	165,700	95,650
Agricultural Bank of China, Ltd., H Shares	1,000,000	422,110
Aier Eye Hospital Group Company, Ltd., Class A	19,585	34,874
Air China, Ltd., Class A (A)	23,600	23,855
Air China, Ltd., H Shares (A)	84,534	41,080
Akeso, Inc. (A)(B)	17,000	101,474
Alibaba Group Holding, Ltd.	552,900	4,999,783
Alibaba Group Holding, Ltd., ADR	1,300	94,068
Aluminum Corp. of China, Ltd., A Shares	29,100	28,659
Aluminum Corp. of China, Ltd., H Shares	131,220	83,556
Angel Yeast Company, Ltd., Class A	1,800	7,179
Anhui Conch Cement Company, Ltd., Class A	8,900	27,371
Anhui Conch Cement Company, Ltd., H Shares	44,290	91,842
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	50,660
Anhui Gujing Distillery Company, Ltd., Class A	900	32,707
Anhui Jianghuai Automobile Group Corp., Ltd. (A)	4,500	10,494
Anhui Yingjia Distillery Company, Ltd., Class A	1,400	12,645
Anker Innovations Technology Company, Ltd., Class A	800	8,473
ANTA Sports Products, Ltd.	44,200	471,296
Asymchem Laboratories Tianjin Company, Ltd., Class A	700	8,657
Autobio Diagnostics Company, Ltd., Class A	1,200	9,466
Autohome, Inc., ADR	2,600	68,172
Avary Holding Shenzhen Company, Ltd., Class A	4,000	13,074
AVIC Industry-Finance Holdings Company, Ltd., Class A	20,000	8,311
AviChina Industry & Technology Company, Ltd., H Shares	72,000	28,346
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	11,600	12,174
Baidu, Inc., Class A (A)	77,700	1,022,891
Bank of Beijing Company, Ltd., Class A	47,000	36,750
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Changsha Company, Ltd., Class A	8,400	$8,968
Bank of Chengdu Company, Ltd., Class A	7,700	14,427
Bank of China, Ltd., Class A	78,100	47,352
Bank of China, Ltd., H Shares	2,749,563	1,127,350
Bank of Communications Company, Ltd., Class A	87,300	75,528
Bank of Communications Company, Ltd., H Shares	292,527	192,369
Bank of Hangzhou Company, Ltd., Class A	11,400	17,450
Bank of Jiangsu Company, Ltd., Class A	33,410	36,259
Bank of Nanjing Company, Ltd., Class A	21,500	26,869
Bank of Ningbo Company, Ltd., Class A	13,750	39,635
Bank of Shanghai Company, Ltd., Class A	31,610	29,353
Baoshan Iron & Steel Company, Ltd., Class A	41,300	37,001
Beijing Kingsoft Office Software, Inc., Class A	935	38,707
Beijing New Building Materials PLC, Class A	3,500	13,862
Beijing Roborock Technology Company, Ltd., Class A	273	12,921
Beijing Tiantan Biological Products Corp., Ltd., Class A	3,400	12,002
Beijing Tongrentang Company, Ltd., Class A	2,800	16,153
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	1,800	17,292
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	100,700	69,562
Bethel Automotive Safety Systems Company, Ltd., Class A	900	6,815
Bilibili, Inc., ADR (A)(D)	5,800	64,960
Bilibili, Inc., Class Z (A)	520	5,899
Bloomage Biotechnology Corp., Ltd., Class A	1,000	7,772
BOC International China Company, Ltd., Class A	5,800	8,044
BOE Technology Group Company, Ltd., Class A	75,300	42,006
BYD Company, Ltd., Class A	4,000	115,434
BYD Company, Ltd., H Shares	36,105	924,471
BYD Electronic International Company, Ltd.	26,500	97,822
By-health Company, Ltd., Class A	3,500	8,076
Caitong Securities Company, Ltd., Class A	9,600	9,810
Cambricon Technologies Corp., Ltd., Class A (A)	844	20,847
Cathay Biotech, Inc., Class A	1,211	7,302
CGN Power Company, Ltd., Class A	32,300	17,792
CGN Power Company, Ltd., H Shares (B)	364,000	107,991
Changchun High & New Technology Industry Group, Inc., Class A	800	13,443
Changjiang Securities Company, Ltd., Class A	11,500	8,100
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	600	11,738
Chaozhou Three-Circle Group Company, Ltd., Class A	3,900	13,417

88

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Baoan Group Company, Ltd., Class A	5,400	$7,855
China Cinda Asset Management Company, Ltd., H Shares	304,800	25,333
China CITIC Bank Corp., Ltd., H Shares	310,800	165,781
China Coal Energy Company, Ltd., H Shares	70,000	68,184
China Communications Services Corp., Ltd., H Shares	129,600	60,479
China Construction Bank Corp., Class A	15,400	14,557
China Construction Bank Corp., H Shares	3,327,914	2,008,308
China CSSC Holdings, Ltd., Class A	9,100	43,569
China Eastern Airlines Corp., Ltd., Class A (A)	35,500	17,941
China Energy Engineering Corp., Ltd., Class A	65,700	19,095
China Everbright Bank Company, Ltd., Class A	88,600	38,259
China Everbright Bank Company, Ltd., H Shares	120,000	34,528
China Feihe, Ltd. (B)	119,000	56,000
China Galaxy Securities Company, Ltd., Class A	9,000	14,739
China Galaxy Securities Company, Ltd., H Shares	129,500	63,640
China Great Wall Securities Company, Ltd., Class A	8,400	8,549
China Greatwall Technology Group Company, Ltd., Class A	6,500	8,881
China Hongqiao Group, Ltd.	78,000	87,901
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., Class A	4,000	17,735
China International Capital Corp., Ltd., H Shares (B)	52,000	61,736
China Jushi Company, Ltd., Class A	8,100	11,743
China Life Insurance Company, Ltd., Class A	4,500	17,766
China Life Insurance Company, Ltd., H Shares	255,624	307,408
China Literature, Ltd. (A)(B)	14,000	46,903
China Longyuan Power Group Corp., Ltd., H Shares	114,000	79,973
China Mengniu Dairy Company, Ltd. (A)	108,004	232,460
China Merchants Bank Company, Ltd., Class A	45,900	204,734
China Merchants Bank Company, Ltd., H Shares	133,823	530,410
China Merchants Energy Shipping Company, Ltd., Class A	16,500	17,614
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	6,500	10,077
China Merchants Securities Company, Ltd., Class A	16,510	31,622
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	23,535
China Minsheng Banking Corp., Ltd., Class A	78,880	44,317
China Minsheng Banking Corp., Ltd., H Shares	230,496	79,881
China National Building Material Company, Ltd., H Shares	138,000	47,499
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China National Chemical Engineering Company, Ltd., Class A	12,700	$11,702
China National Nuclear Power Company, Ltd., Class A	38,300	47,444
China National Software & Service Company, Ltd., Class A	1,800	7,661
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	7,300	19,285
China Oilfield Services, Ltd., H Shares	56,000	64,453
China Pacific Insurance Group Company, Ltd., Class A	14,000	43,881
China Pacific Insurance Group Company, Ltd., H Shares	94,100	165,082
China Petroleum & Chemical Corp., Class A	56,700	48,844
China Petroleum & Chemical Corp., H Shares	873,361	496,703
China Railway Group, Ltd., Class A	42,700	40,274
China Railway Group, Ltd., H Shares	144,000	71,278
China Railway Signal & Communication Corp., Ltd., Class A	14,917	11,327
China Rare Earth Resources and Technology Company, Ltd., Class A	2,200	8,217
China Resources Microelectronics, Ltd., Class A	2,675	14,548
China Resources Mixc Lifestyle Services, Ltd. (B)	23,400	74,152
China Resources Pharmaceutical Group, Ltd. (B)	53,000	33,888
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	2,000	14,594
China Shenhua Energy Company, Ltd., Class A	13,400	71,684
China Shenhua Energy Company, Ltd., H Shares	117,000	460,240
China Southern Airlines Company, Ltd., Class A (A)	23,300	18,066
China State Construction Engineering Corp., Ltd., Class A	93,340	67,443
China Three Gorges Renewables Group Company, Ltd., Class A	58,700	38,028
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	51,363
China Tourism Group Duty Free Corp., Ltd., H Shares (B)	3,800	37,933
China Tower Corp., Ltd., H Shares (B)	1,496,000	172,174
China United Network Communications, Ltd., Class A	64,400	41,118
China Vanke Company, Ltd., Class A	21,600	27,637
China Vanke Company, Ltd., H Shares	74,500	51,690
China XD Electric Company, Ltd., Class A	10,600	7,881
China Yangtze Power Company, Ltd., Class A	48,900	168,159
China Zhenhua Group Science & Technology Company, Ltd., Class A	1,100	8,309
China Zheshang Bank Company, Ltd., Class A	43,700	17,787
Chongqing Brewery Company, Ltd., Class A	1,000	8,947
Chongqing Changan Automobile Company, Ltd., Class A	16,800	39,947
Chongqing Rural Commercial Bank Company, Ltd., Class A	18,400	11,842

89

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Zhifei Biological Products Company, Ltd., Class A	4,650	$29,138
CITIC Securities Company, Ltd., Class A	25,185	67,392
CITIC Securities Company, Ltd., H Shares	61,825	102,123
CITIC, Ltd.	207,967	200,165
CMOC Group, Ltd., Class A	28,400	32,151
CMOC Group, Ltd., H Shares	129,000	109,859
CNGR Advanced Material Company, Ltd., Class A	1,400	10,064
CNPC Capital Company, Ltd., Class A	17,300	13,462
Contemporary Amperex Technology Company, Ltd., Class A	8,820	230,600
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	7,200	15,876
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	44,000	45,642
COSCO SHIPPING Holdings Company, Ltd., Class A	26,000	37,337
COSCO SHIPPING Holdings Company, Ltd., H Shares	119,600	125,925
Country Garden Holdings Company, Ltd. (A)	420,117	26,119
Country Garden Services Holdings Company, Ltd.	69,000	44,284
CRRC Corp., Ltd., Class A	49,300	45,167
CRRC Corp., Ltd., H Shares	145,000	78,269
CSC Financial Company, Ltd., Class A	9,000	27,388
CSPC Innovation Pharmaceutical Company, Ltd., Class A	2,400	12,387
CSPC Pharmaceutical Group, Ltd.	303,120	238,586
Daqin Railway Company, Ltd., Class A	30,700	31,097
Dong-E-E-Jiao Company, Ltd., Class A	1,300	10,941
Dongfang Electric Corp., Ltd., Class A	5,800	12,405
Dongfeng Motor Group Company, Ltd., H Shares	91,220	38,144
East Buy Holding, Ltd. (A)(B)	13,500	35,924
East Money Information Company, Ltd., Class A	30,896	55,127
Eastroc Beverage Group Company, Ltd., Class A	500	13,036
Ecovacs Robotics Company, Ltd., Class A	2,300	11,332
Empyrean Technology Company, Ltd., Class A	800	8,872
ENN Energy Holdings, Ltd.	26,600	206,973
ENN Natural Gas Company, Ltd., Class A	5,400	14,320
Eoptolink Technology, Inc., Ltd., Class A	1,500	14,117
Eve Energy Company, Ltd., Class A	4,181	22,736
Everbright Securities Company, Ltd., Class A	8,700	19,591
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	23,977	7,166
Flat Glass Group Company, Ltd., Class A	3,300	13,168
Flat Glass Group Company, Ltd., H Shares	23,000	55,984
Focus Media Information Technology Company, Ltd., Class A	32,700	29,429
Foshan Haitian Flavouring & Food Company, Ltd., Class A	10,296	56,452
Fosun International, Ltd.	85,000	44,349
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Founder Securities Company, Ltd., Class A	16,700	$18,093
Foxconn Industrial Internet Company, Ltd., Class A	27,100	88,049
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	26,743
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	20,800	104,796
GalaxyCore, Inc., Class A	3,600	8,332
Ganfeng Lithium Group Company, Ltd., Class A	3,360	16,716
Ganfeng Lithium Group Company, Ltd., H Shares (B)	12,039	36,903
GD Power Development Company, Ltd., Class A	36,100	25,024
GDS Holdings, Ltd., ADR (A)	3,400	22,610
GEM Company, Ltd., Class A	10,700	8,768
Genscript Biotech Corp. (A)	40,000	74,224
GF Securities Company, Ltd., Class A	13,200	24,522
GF Securities Company, Ltd., H Shares	47,800	49,544
Giant Biogene Holding Company, Ltd. (A)(B)	10,200	55,526
GigaDevice Semiconductor, Inc., Class A	1,372	13,818
GoerTek, Inc., Class A	5,200	11,360
Goldwind Science & Technology Company, Ltd., Class A	7,700	7,920
Goneo Group Company, Ltd., Class A	900	12,772
Gotion High-tech Company, Ltd., Class A (A)	3,700	10,399
Great Wall Motor Company, Ltd., Class A	5,000	15,805
Great Wall Motor Company, Ltd., H Shares	104,500	116,415
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,700	30,928
GRG Banking Equipment Company, Ltd., Class A	5,200	8,629
Guangdong Haid Group Company, Ltd., Class A	3,500	20,854
Guanghui Energy Company, Ltd., Class A	13,500	13,502
Guangzhou Automobile Group Company, Ltd., Class A	10,000	12,338
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	41,173
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	9,122
Guangzhou Haige Communications Group, Inc. Company, Class A	5,200	7,558
Guangzhou Kingmed Diagnostics Group Company, Ltd., Class A	1,000	7,841
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	1,500	7,085
Guangzhou Tinci Materials Technology Company, Ltd., Class A	3,900	11,754
Guosen Securities Company, Ltd., Class A	13,300	15,256
Guotai Junan Securities Company, Ltd., Class A	16,700	32,947
Guoyuan Securities Company, Ltd., Class A	9,100	8,139
H World Group, Ltd., ADR	7,100	274,770
Haidilao International Holding, Ltd. (B)	56,000	126,720
Haier Smart Home Company, Ltd., Class A	13,600	47,270

90

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Haier Smart Home Company, Ltd., H Shares	83,800	$260,769
Hainan Airlines Holding Company, Ltd., Class A (A)	87,600	16,612
Hainan Airport Infrastructure Company, Ltd., Class A (A)	23,700	11,450
Haitian International Holdings, Ltd.	21,000	61,110
Haitong Securities Company, Ltd., Class A	18,000	21,607
Haitong Securities Company, Ltd., H Shares	113,200	54,144
Hangzhou First Applied Material Company, Ltd., Class A	5,488	21,432
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	7,053
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	12,298
Hansoh Pharmaceutical Group Company, Ltd. (B)	40,000	79,228
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	2,600	9,008
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	4,700	12,608
Henan Shuanghui Investment & Development Company, Ltd., Class A	7,200	25,689
Hengan International Group Company, Ltd.	25,000	78,809
Hengli Petrochemical Company, Ltd., Class A (A)	14,600	27,689
Hengtong Optic-electric Company, Ltd., Class A	5,100	8,642
Hisense Visual Technology Company, Ltd., Class A	2,700	8,840
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	16,806
HLA Group Corp., Ltd., Class A	9,100	11,049
Hoshine Silicon Industry Company, Ltd., Class A	1,600	10,971
Hua Hong Semiconductor, Ltd. (A)(B)	20,000	39,033
Huadian Power International Corp., Ltd., Class A	17,700	16,608
Huadong Medicine Company, Ltd., Class A	2,800	11,908
Huafon Chemical Company, Ltd., Class A	10,300	9,365
Huagong Tech Company, Ltd., Class A	2,100	9,199
Huaibei Mining Holdings Company, Ltd., Class A	5,200	11,792
Hualan Biological Engineering, Inc., Class A	4,030	11,051
Huaneng Power International, Inc., Class A	18,600	23,562
Huaneng Power International, Inc., H Shares (A)	149,436	88,149
Huatai Securities Company, Ltd., Class A	16,400	31,395
Huatai Securities Company, Ltd., H Shares (B)	48,800	55,841
Huaxia Bank Company, Ltd., Class A	28,500	25,524
Huayu Automotive Systems Company, Ltd., Class A	5,100	11,620
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	1,900	9,652
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Huizhou Desay Sv Automotive Company, Ltd., Class A	1,100	$19,191
Humanwell Healthcare Group Company, Ltd., Class A	3,400	9,109
Hunan Valin Steel Company, Ltd., Class A	14,300	10,173
Hundsun Technologies, Inc., Class A	3,075	9,689
Hwatsing Technology Company, Ltd., Class A	330	8,044
Hygeia Healthcare Holdings Company, Ltd. (B)	11,400	46,526
Hygon Information Technology Company, Ltd., Class A	3,973	42,232
IEIT Systems Company, Ltd., Class A	3,248	19,941
Iflytek Company, Ltd., Class A	4,700	32,280
Imeik Technology Development Company, Ltd., Class A	400	18,734
Industrial & Commercial Bank of China, Ltd., Class A	120,000	87,203
Industrial & Commercial Bank of China, Ltd., H Shares	2,242,735	1,127,275
Industrial Bank Company, Ltd., Class A	46,200	103,929
Industrial Securities Company, Ltd., Class A	14,900	11,208
Ingenic Semiconductor Company, Ltd., Class A	2,800	23,711
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	94,300	20,755
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	4,700	10,468
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	17,500	8,840
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	52,365
Inner Mongolia Yitai Coal Company, Ltd., Class B	36,400	69,472
Innovent Biologics, Inc. (A)(B)	42,000	202,650
iQIYI, Inc., ADR (A)	15,000	63,450
Isoftstone Information Technology Group Company, Ltd., Class A (A)	2,000	12,981
JA Solar Technology Company, Ltd., Class A	6,272	15,082
Jason Furniture Hangzhou Company, Ltd., Class A	1,700	8,571
JCET Group Company, Ltd., Class A	3,600	14,466
JD Health International, Inc. (A)(B)	38,200	135,753
JD Logistics, Inc. (A)(B)	67,000	68,439
JD.com, Inc., Class A	81,073	1,112,069
Jiangsu Eastern Shenghong Company, Ltd., Class A	13,400	18,399
Jiangsu Expressway Company, Ltd., H Shares	41,145	42,115
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	20,643
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	14,198	90,874
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	23,029
Jiangsu Pacific Quartz Company, Ltd., Class A	800	10,051
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	46,424
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	2,100	9,905

91

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Zhongtian Technology Company, Ltd., Class A	7,100	$13,825
Jiangxi Copper Company, Ltd., Class A	4,300	13,404
Jiangxi Copper Company, Ltd., H Shares	39,075	66,739
Jinduicheng Molybdenum Company, Ltd., Class A	6,700	10,382
Jinko Solar Company, Ltd., Class A	13,511	15,434
Jizhong Energy Resources Company, Ltd., Class A	7,300	7,554
Jointown Pharmaceutical Group Company, Ltd., Class A	8,100	8,933
Juneyao Airlines Company, Ltd., Class A (A)	4,600	7,590
Kanzhun, Ltd., ADR	7,400	129,722
KE Holdings, Inc., ADR	22,300	306,179
Kingdee International Software Group Company, Ltd. (A)	101,000	114,298
Kingsoft Corp., Ltd.	32,800	101,232
Kuaishou Technology (A)(B)	81,100	510,492
Kuang-Chi Technologies Company, Ltd., Class A (A)	4,500	12,632
Kunlun Tech Company, Ltd., Class A (A)	2,500	14,060
Kweichow Moutai Company, Ltd., Class A	2,600	612,874
LB Group Company, Ltd., Class A	5,000	12,770
Lenovo Group, Ltd.	277,436	321,437
Lens Technology Company, Ltd., Class A	7,300	13,689
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	7,639
Li Auto, Inc., Class A (A)	39,700	602,826
Li Ning Company, Ltd.	80,500	214,751
Liaoning Port Company, Ltd., Class A	39,100	7,576
Lingyi iTech Guangdong Company, Class A	12,700	9,580
Longfor Group Holdings, Ltd. (B)	65,779	93,301
LONGi Green Energy Technology Company, Ltd., Class A	15,064	40,907
Luxshare Precision Industry Company, Ltd., Class A	15,495	63,809
Luzhou Laojiao Company, Ltd., Class A	3,300	84,599
Mango Excellent Media Company, Ltd., Class A	3,300	11,180
Maxscend Microelectronics Company, Ltd., Class A	1,440	20,032
Meihua Holdings Group Company, Ltd., Class A	6,100	8,497
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	5,757
Meituan, Class B (A)(B)	175,700	2,168,857
Metallurgical Corp. of China, Ltd., Class A	28,700	13,626
MGI Tech Company, Ltd.	863	7,096
Midea Group Company, Ltd., Class A	7,300	65,261
MINISO Group Holding, Ltd., ADR	3,276	67,158
Montage Technology Company, Ltd., Class A	2,305	14,817
Muyuan Foods Company, Ltd., Class A	11,382	66,251
Nanjing Securities Company, Ltd., Class A	7,700	8,213
NARI Technology Company, Ltd., Class A	17,798	59,412
National Silicon Industry Group Company, Ltd., Class A (A)	5,536	10,237
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
NAURA Technology Group Company, Ltd., Class A	1,100	$46,680
NetEase, Inc.	67,000	1,388,350
New China Life Insurance Company, Ltd., Class A	4,600	19,226
New China Life Insurance Company, Ltd., H Shares	29,500	52,316
New Hope Liuhe Company, Ltd., Class A (A)	6,800	8,820
New Oriental Education & Technology Group, Inc. (A)	51,000	445,733
Ninestar Corp., Class A	2,900	9,213
Ningbo Deye Technology Company, Ltd., Class A	900	11,716
Ningbo Sanxing Medical Electric Company, Ltd., Class A	2,900	11,024
Ningbo Tuopu Group Company, Ltd., Class A	2,200	19,489
Ningxia Baofeng Energy Group Company, Ltd., Class A	14,900	32,328
NIO, Inc., ADR (A)(D)	46,800	210,600
Nongfu Spring Company, Ltd., H Shares (B)	68,800	371,853
Oppein Home Group, Inc., Class A	1,100	9,777
Orient Securities Company, Ltd., Class A	12,288	14,023
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	19,300	8,073
People.cn Company, Ltd., Class A	2,300	8,496
Perfect World Company, Ltd., Class A	4,350	6,413
PetroChina Company, Ltd., Class A	44,800	57,435
PetroChina Company, Ltd., H Shares	730,261	626,288
Pharmaron Beijing Company, Ltd., Class A	3,000	8,490
PICC Property & Casualty Company, Ltd., H Shares	252,363	333,055
Ping An Bank Company, Ltd., Class A	38,200	55,484
Ping An Insurance Group Company of China, Ltd., Class A	24,100	135,871
Ping An Insurance Group Company of China, Ltd., H Shares	230,790	979,861
Piotech, Inc., Class A	384	9,952
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	34,314
Pop Mart International Group, Ltd. (B)	19,200	70,688
Postal Savings Bank of China Company, Ltd., Class A	58,900	38,822
Postal Savings Bank of China Company, Ltd., H Shares (B)	331,000	173,262
Power Construction Corp. of China, Ltd., Class A	35,800	24,478
Qifu Technology, Inc., ADR	3,800	70,034
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	11,000	24,207
Range Intelligent Computing Technology Group Company, Ltd., Class A	3,000	12,615
Rongsheng Petrochemical Company, Ltd., Class A	21,050	31,616
SAIC Motor Corp., Ltd., Class A	17,300	35,805
Sailun Group Company, Ltd., Class A	6,500	13,107
Sanan Optoelectronics Company, Ltd., Class A	10,100	17,002
Sangfor Technologies, Inc., Class A (A)	700	6,111
Sany Heavy Equipment International Holdings Company, Ltd.	38,000	24,453

92

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Sany Heavy Industry Company, Ltd., Class A	18,600	$37,218
Satellite Chemical Company, Ltd., Class A (A)	6,800	16,050
SDIC Capital Company, Ltd., Class A	13,300	11,765
SDIC Power Holdings Company, Ltd., Class A	15,100	31,081
Seazen Holdings Company, Ltd., Class A (A)	5,000	6,792
Seres Group Company, Ltd. (A)	3,100	38,952
SF Holding Company, Ltd., Class A	10,100	50,830
SG Micro Corp., Class A	1,000	8,909
Shaanxi Coal Industry Company, Ltd., Class A	19,600	67,805
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	7,500	9,531
Shandong Gold Mining Company, Ltd., Class A	5,880	21,317
Shandong Gold Mining Company, Ltd., H Shares (B)	21,500	43,760
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	4,300	15,058
Shandong Linglong Tyre Company, Ltd., Class A	3,100	8,950
Shandong Nanshan Aluminum Company, Ltd., Class A	24,300	11,337
Shandong Sun Paper Industry JSC, Ltd., Class A	5,800	11,324
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	49,870
Shanghai Aiko Solar Energy Company, Ltd., Class A	3,800	7,185
Shanghai Baosight Software Company, Ltd., Class A	3,600	19,177
Shanghai Baosight Software Company, Ltd., Class B	27,456	55,718
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	304	11,873
Shanghai Electric Group Company, Ltd., Class A (A)	25,600	14,884
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	10,246
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	28,644
Shanghai International Airport Company, Ltd., Class A (A)	1,600	7,897
Shanghai International Port Group Company, Ltd., Class A	13,700	10,063
Shanghai M&G Stationery, Inc., Class A	2,000	9,801
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	5,600	13,216
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	44,938
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	64,829
Shanghai Putailai New Energy Technology Company, Ltd., Class A	4,100	10,827
Shanghai RAAS Blood Products Company, Ltd., Class A	13,800	13,430
Shanghai Rural Commercial Bank Company, Ltd.	19,500	17,839
Shanghai United Imaging Healthcare Company, Ltd., Class A	1,689	30,650
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	3,200	8,866
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanxi Coal International Energy Group Company, Ltd., Class A	4,100	$9,518
Shanxi Coking Coal Energy Group Company, Ltd., Class A	11,600	16,391
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	6,100	16,931
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	2,460	83,566
Shede Spirits Company, Ltd., Class A	700	7,515
Shenergy Company, Ltd., Class A	10,200	10,907
Shengyi Technology Company, Ltd., Class A	5,100	12,389
Shennan Circuits Company, Ltd., Class A	1,120	13,728
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	22,146
Shenzhen Capchem Technology Company, Ltd., Class A	1,600	7,530
Shenzhen Energy Group Company, Ltd., Class A	9,900	9,495
Shenzhen Goodix Technology Company, Ltd., Class A (A)	1,000	8,045
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	46,269
Shenzhen Kangtai Biological Products Company, Ltd., Class A	2,240	6,769
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	2,500	96,878
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	1,600	14,901
Shenzhen Overseas Chinese Town Company, Ltd., Class A (A)	13,200	5,008
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	2,300	9,191
Shenzhen Transsion Holdings Company, Ltd., Class A	1,629	36,830
Shenzhou International Group Holdings, Ltd.	28,300	268,664
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	3,500	9,781
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	22,510
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	3,100	12,977
Sichuan Road and Bridge Group Company, Ltd., Class A	14,700	15,111
Sieyuan Electric Company, Ltd., Class A	1,600	12,891
Silergy Corp.	11,000	112,527
Sinolink Securities Company, Ltd., Class A	7,700	9,003
Sinoma International Engineering Company, Class A	5,500	8,644
Sinopharm Group Company, Ltd., H Shares	46,400	118,983
Sinotruk Hong Kong, Ltd.	23,500	57,738
Smoore International Holdings, Ltd. (B)	62,000	52,838
Songcheng Performance Development Company, Ltd., Class A	5,760	8,116
SooChow Securities Company, Ltd., Class A	10,400	9,689
Spring Airlines Company, Ltd. (A)	2,000	15,234
Sungrow Power Supply Company, Ltd., Class A	3,000	42,869
Sunny Optical Technology Group Company, Ltd.	24,400	124,960

93

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
SUPCON Technology Company, Ltd., Class A	1,640	$10,526
Suzhou Maxwell Technologies Company, Ltd., Class A	600	8,847
Suzhou TFC Optical Communication Company, Ltd., Class A	800	16,815
TAL Education Group, ADR (A)	14,900	169,115
TBEA Company, Ltd., Class A	10,200	21,361
TCL Technology Group Corp., Class A (A)	38,980	25,145
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	8,250	13,478
Tencent Holdings, Ltd.	229,000	8,919,537
Tencent Music Entertainment Group, ADR (A)	26,000	290,940
The People's Insurance Company Group of China, Ltd., Class A	19,200	13,619
The People's Insurance Company Group of China, Ltd., H Shares	302,000	96,547
Thunder Software Technology Company, Ltd., Class A (A)	900	6,443
Tianqi Lithium Corp., Class A	3,000	19,797
Tingyi Cayman Islands Holding Corp.	76,000	83,403
Tongcheng Travel Holdings, Ltd. (A)	41,600	109,979
TongFu Microelectronics Company, Ltd., Class A	3,100	9,509
Tongkun Group Company, Ltd., Class A (A)	5,000	9,286
Tongling Nonferrous Metals Group Company, Ltd., Class A	26,300	14,246
Tongwei Company, Ltd., Class A	9,300	31,806
Topsports International Holdings, Ltd. (B)	64,000	42,924
TravelSky Technology, Ltd., H Shares	31,000	37,602
Trina Solar Company, Ltd., Class A	4,405	14,459
Trip.com Group, Ltd., ADR (A)	18,900	829,521
Tsingtao Brewery Company, Ltd., Class A	1,400	16,308
Tsingtao Brewery Company, Ltd., H Shares	22,000	151,408
Unigroup Guoxin Microelectronics Company, Ltd., Class A (A)	1,679	15,237
Unisplendour Corp., Ltd., Class A (A)	5,320	16,169
Vipshop Holdings, Ltd., ADR	12,000	198,600
Walvax Biotechnology Company, Ltd., Class A	3,400	7,305
Wanhua Chemical Group Company, Ltd., Class A	7,000	78,010
Weichai Power Company, Ltd., Class A	14,100	31,823
Weichai Power Company, Ltd., H Shares	64,720	123,493
Wens Foodstuffs Group Company, Ltd., Class A	14,160	36,329
Western Mining Company, Ltd., Class A	4,900	12,581
Western Securities Company, Ltd., Class A	9,300	8,697
Will Semiconductor Company, Ltd., Class A	4,185	57,097
Wingtech Technology Company, Ltd., Class A (A)	2,500	12,667
Wintime Energy Group Company, Ltd., Class A (A)	46,100	8,491
Wuhan Guide Infrared Company, Ltd., Class A	8,900	8,933
Wuliangye Yibin Company, Ltd., Class A	8,600	182,372
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	$17,618
WuXi AppTec Company, Ltd., Class A	5,544	36,137
WuXi AppTec Company, Ltd., H Shares (B)	12,106	57,518
WuXi Biologics Cayman, Inc. (A)(B)	132,500	242,390
XCMG Construction Machinery Company, Ltd., Class A	23,900	20,543
Xiamen C & D, Inc., Class A	6,200	8,715
Xiaomi Corp., Class B (A)(B)	532,200	1,044,857
Xinjiang Daqo New Energy Company, Ltd., Class A	3,610	13,488
Xinyi Solar Holdings, Ltd.	172,835	134,205
XPeng, Inc., A Shares (A)	39,700	157,279
Yadea Group Holdings, Ltd. (B)	42,000	68,148
Yankuang Energy Group Company, Ltd., Class A	7,800	24,923
Yankuang Energy Group Company, Ltd., H Shares	78,985	166,092
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,100	8,653
Yealink Network Technology Corp., Ltd., Class A	2,600	9,037
Yifeng Pharmacy Chain Company, Ltd., Class A	2,100	11,429
Yihai Kerry Arawana Holdings Company, Ltd., Class A	2,900	12,117
Yintai Gold Company, Ltd., Class A (A)	5,800	13,604
YongXing Special Materials Technology Company, Ltd., Class A	1,100	7,230
Yonyou Network Technology Company, Ltd., Class A	5,200	8,681
Youngor Fashion Company, Ltd., Class A	9,600	9,272
YTO Express Group Company, Ltd., Class A	7,000	14,674
Yum China Holdings, Inc. (New York Stock Exchange)	14,200	565,018
Yunda Holding Company, Ltd., Class A	3,120	3,102
Yunnan Aluminium Company, Ltd., Class A	7,200	13,592
Yunnan Baiyao Group Company, Ltd., Class A	3,920	27,401
Yunnan Botanee Bio-Technology Group Company, Ltd., Class A	900	7,409
Yunnan Energy New Material Company, Ltd., Class A	1,800	10,154
Yunnan Yuntianhua Company, Ltd., Class A	3,800	9,747
Yutong Bus Company, Ltd., Class A	4,600	11,959
Zai Lab, Ltd., ADR (A)(D)	3,100	49,662
Zangge Mining Company, Ltd., Class A	3,300	13,589
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	31,924
Zhaojin Mining Industry Company, Ltd., H Shares	40,000	54,503
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	15,500	10,210
Zhejiang China Commodities City Group Company, Ltd., Class A	11,400	13,840
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	13,395
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	12,371

94

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Dingli Machinery Company, Ltd., Class A	1,100	$8,543
Zhejiang Expressway Company, Ltd., H Shares	68,610	44,027
Zhejiang Huayou Cobalt Company, Ltd., Class A	3,300	12,154
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	12,423
Zhejiang Juhua Company, Ltd., Class A	5,600	18,155
Zhejiang Leapmotor Technology Company, Ltd. (A)(B)	17,300	58,155
Zhejiang Longsheng Group Company, Ltd., Class A	6,800	7,829
Zhejiang NHU Company, Ltd., Class A	6,912	16,014
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	3,600	11,968
Zhejiang Supor Company, Ltd., Class A	1,200	9,497
Zhejiang Weiming Environment Protection Company, Ltd., Class A	3,500	8,832
Zhejiang Zheneng Electric Power Company, Ltd., Class A (A)	22,900	20,618
Zheshang Securities Company, Ltd., Class A	8,100	12,672
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)	24,300	38,885
Zhongji Innolight Company, Ltd., Class A	1,600	34,276
Zhongjin Gold Corp., Ltd., Class A	9,800	16,781
Zhongsheng Group Holdings, Ltd.	28,500	49,504
Zhongtai Securities Company, Ltd., Class A	14,100	13,003
Zhuzhou CRRC Times Electric Company, Ltd., Class A	1,804	11,164
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	18,000	57,103
Zijin Mining Group Company, Ltd., Class A	41,700	93,070
Zijin Mining Group Company, Ltd., H Shares	193,469	387,596
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	15,892
ZTE Corp., Class A	7,600	28,888
ZTE Corp., H Shares	25,887	51,676
ZTO Express Cayman, Inc., ADR	15,400	322,476
		56,294,427
Colombia - 0.0%
Bancolombia SA, ADR	3,847	131,644
Czech Republic - 0.0%
CEZ AS	5,524	197,175
Komercni banka AS	3,440	123,207
Moneta Money Bank AS (B)	17,731	77,064
		397,446
Denmark - 2.3%
A.P. Moller - Maersk A/S, Series A	118	151,195
A.P. Moller - Maersk A/S, Series B	164	213,831
Carlsberg A/S, Class B	3,332	456,301
Coloplast A/S, B Shares	4,345	586,649
Danske Bank A/S	23,427	703,195
Demant A/S (A)	3,300	164,021
DSV A/S	6,036	981,180
Genmab A/S (A)	2,238	671,017
Novo Nordisk A/S, Class B	112,425	14,421,138
Novozymes A/S, B Shares	12,853	756,033
Orsted A/S (A)(B)	6,401	357,681
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Pandora A/S	3,090	$498,745
ROCKWOOL A/S, B Shares	352	115,817
Tryg A/S	13,079	269,615
Vestas Wind Systems A/S (A)	34,397	959,456
		21,305,874
Egypt - 0.0%
Commercial International Bank Egypt SAE	103,464	174,579
Finland - 0.6%
Elisa OYJ	4,868	217,033
Fortum OYJ	16,798	207,392
Kesko OYJ, B Shares	9,211	172,191
Kone OYJ, B Shares	11,833	551,267
Metso OYJ	22,595	268,404
Neste OYJ	14,709	398,839
Nokia OYJ	128,632	456,400
Nokia OYJ (Euronext Paris Exchange)	56,247	200,505
Nordea Bank (Nasdaq Stockholm Exchange)	1,569	17,737
Nordea Bank ABP	108,931	1,213,980
Orion OYJ, Class B	3,379	125,959
Sampo OYJ, A Shares	15,562	663,818
Stora Enso OYJ, R Shares	20,482	284,824
UPM-Kymmene OYJ	18,128	603,966
Wartsila OYJ ABP	15,222	231,337
		5,613,652
France - 7.5%
Accor SA	6,145	286,889
Aeroports de Paris SA	1,190	163,167
Air Liquide SA	18,070	3,759,452
Airbus SE	20,424	3,762,701
Alstom SA	9,797	149,193
Amundi SA (B)	2,415	165,879
Arkema SA	1,999	210,455
AXA SA	62,079	2,331,434
BioMerieux	1,432	157,941
BNP Paribas SA	35,431	2,522,514
Bollore SE	24,915	166,462
Bouygues SA	6,976	284,795
Bureau Veritas SA	10,297	314,404
Capgemini SE	5,352	1,231,557
Carrefour SA	20,223	346,913
Cie de Saint-Gobain SA	15,621	1,212,409
Cie Generale des Etablissements Michelin SCA	23,852	914,092
Covivio SA	2,350	121,129
Credit Agricole SA	36,809	549,116
Danone SA	22,299	1,441,520
Dassault Aviation SA	697	153,459
Dassault Systemes SE	22,638	1,002,123
Edenred SE	8,717	465,444
Eiffage SA	2,487	282,256
Engie SA	62,212	1,042,512
EssilorLuxottica SA	10,078	2,279,768
Eurazeo SE	1,666	145,983
Gecina SA	1,814	185,290
Getlink SE	12,097	205,969
Hermes International SCA	1,091	2,788,366
Ipsen SA	1,496	178,019
Kering SA	2,569	1,017,542
Klepierre SA	8,046	208,276
La Francaise des Jeux SAEM (B)	3,888	158,466
Legrand SA	9,062	959,639
L'Oreal SA	8,290	3,925,921

95

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
LVMH Moet Hennessy Louis Vuitton SE	9,513	$8,559,793
Orange SA	63,009	740,989
Pernod Ricard SA	6,989	1,131,412
Publicis Groupe SA	7,760	846,002
Remy Cointreau SA	936	94,513
Renault SA	7,048	355,644
Rexel SA	7,770	209,890
Safran SA	11,775	2,666,713
Sanofi SA	39,216	3,815,121
Sartorius Stedim Biotech	1,029	293,499
Schneider Electric SE	18,125	4,097,648
Schneider Electric SE (Euronext London Exchange)	623	140,691
SEB SA	1,019	130,374
Societe Generale SA	24,614	659,485
Sodexo SA	3,211	275,258
Teleperformance SE	2,141	207,966
Thales SA	3,259	555,597
TotalEnergies SE	74,793	5,144,981
Unibail-Rodamco-Westfield (A)	3,595	289,205
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)	7,913	31,958
Veolia Environnement SA	23,848	775,822
Vinci SA	17,249	2,213,548
Vivendi SE	24,474	266,715
Worldline SA (A)(B)	8,877	109,822
		68,703,701
Germany - 5.2%
adidas AG	5,518	1,232,884
Allianz SE	13,495	4,044,698
BASF SE	30,748	1,757,066
Bayer AG	33,683	1,031,531
Bayerische Motoren Werke AG	10,900	1,257,633
Bechtle AG	3,255	172,041
Beiersdorf AG	3,424	498,526
Brenntag SE	4,572	385,334
Carl Zeiss Meditec AG, Bearer Shares	1,435	179,125
Commerzbank AG	37,723	518,474
Continental AG	4,116	297,114
Covestro AG (A)(B)	7,081	387,332
Daimler Truck Holding AG	18,285	926,591
Delivery Hero SE (A)(B)	6,014	171,967
Deutsche Bank AG	65,587	1,033,015
Deutsche Boerse AG	6,468	1,324,586
Deutsche Lufthansa AG (A)	23,929	188,066
Deutsche Post AG	33,981	1,464,497
Deutsche Telekom AG	111,661	2,710,524
E.ON SE	76,314	1,062,441
Evonik Industries AG	8,081	159,844
Fresenius Medical Care AG	6,818	261,980
Fresenius SE & Company KGaA	14,307	385,815
GEA Group AG	5,882	248,693
Hannover Rueck SE	2,077	568,739
Heidelberg Materials AG	4,490	494,267
Henkel AG & Company KGaA	3,884	279,857
Infineon Technologies AG	44,694	1,519,848
Knorr-Bremse AG	2,779	210,190
LEG Immobilien SE (A)	2,553	219,280
Mercedes-Benz Group AG	27,642	2,201,331
Merck KGaA	4,390	774,115
MTU Aero Engines AG	1,813	459,826
Muenchener Rueckversicherungs-Gesellschaft AG	4,701	2,294,758
Nemetschek SE	2,010	198,956
Puma SE	3,943	178,446
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Rational AG	207	$178,351
Rheinmetall AG	1,488	836,886
RWE AG	21,783	740,346
SAP SE	35,974	7,004,843
Scout24 SE (B)	2,538	191,209
Siemens AG	26,182	4,999,177
Siemens Energy AG (A)	17,760	325,964
Siemens Healthineers AG (B)	9,542	583,568
Symrise AG	4,743	567,791
Talanx AG	2,143	169,763
Volkswagen AG	999	152,606
Vonovia SE	25,062	740,629
Zalando SE (A)(B)	7,664	219,155
		47,809,678
Greece - 0.1%
Alpha Services and Holdings SA (A)	74,045	130,037
Eurobank Ergasias Services and Holdings SA (A)	85,715	164,812
FF Group (A)(E)	1,869	3,025
Hellenic Telecommunications Organization SA	8,503	125,371
JUMBO SA	3,913	112,720
Motor Oil Hellas Corinth Refineries SA	2,077	61,848
Mytilineos SA	3,417	131,776
National Bank of Greece SA (A)	26,577	207,892
OPAP SA	7,073	127,323
Piraeus Financial Holdings SA (A)	23,224	97,033
Public Power Corp. SA (A)	6,989	87,664
		1,249,501
Hong Kong - 1.6%
AIA Group, Ltd.	394,000	2,650,270
Alibaba Health Information Technology, Ltd. (A)	194,000	79,046
Beijing Enterprises Holdings, Ltd.	19,786	57,462
Beijing Enterprises Water Group, Ltd.	198,000	44,074
BOC Hong Kong Holdings, Ltd.	132,328	354,810
Bosideng International Holdings, Ltd.	132,000	66,022
Brilliance China Automotive Holdings, Ltd.	104,000	71,777
C&D International Investment Group, Ltd.	25,000	43,676
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,776
China Gas Holdings, Ltd.	104,200	94,004
China Medical System Holdings, Ltd.	48,300	50,747
China Merchants Port Holdings Company, Ltd.	52,898	63,428
China Overseas Land & Investment, Ltd.	131,382	189,616
China Overseas Property Holdings, Ltd.	45,000	24,942
China Power International Development, Ltd.	185,000	75,970
China Resources Beer Holdings Company, Ltd.	55,979	258,493
China Resources Gas Group, Ltd.	30,000	95,732
China Resources Land, Ltd.	110,964	352,026
China Resources Power Holdings Company, Ltd.	68,244	159,381
China Ruyi Holdings, Ltd. (A)	200,000	50,911
China State Construction International Holdings, Ltd.	71,250	77,881
China Taiping Insurance Holdings Company, Ltd.	60,500	53,038
Chow Tai Fook Jewellery Group, Ltd.	80,800	119,324
CK Asset Holdings, Ltd.	73,046	300,999
CK Hutchison Holdings, Ltd.	90,663	436,329

96

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Infrastructure Holdings, Ltd.	24,772	$145,086
CLP Holdings, Ltd.	59,400	473,789
COSCO SHIPPING Ports, Ltd.	64,843	35,604
ESR Group, Ltd. (B)	75,200	80,568
Far East Horizon, Ltd.	66,000	48,943
Futu Holdings, Ltd., ADR (A)	1,700	92,055
Galaxy Entertainment Group, Ltd.	74,000	372,003
GCL Technology Holdings, Ltd.	694,000	113,709
Geely Automobile Holdings, Ltd.	206,000	243,798
Guangdong Investment, Ltd.	99,220	42,505
Hang Lung Properties, Ltd.	74,326	76,433
Hang Seng Bank, Ltd.	27,319	299,463
Henderson Land Development Company, Ltd.	55,324	157,986
HKT Trust & HKT, Ltd.	145,233	169,456
Hong Kong & China Gas Company, Ltd.	404,091	306,287
Hong Kong Exchanges & Clearing, Ltd.	41,214	1,200,905
Hongkong Land Holdings, Ltd.	44,100	135,409
Jardine Matheson Holdings, Ltd.	5,400	201,429
Kingboard Holdings, Ltd.	22,500	45,938
Kunlun Energy Company, Ltd.	134,000	111,943
Link REIT	90,646	390,359
MTR Corp., Ltd.	59,022	195,006
Orient Overseas International, Ltd.	4,500	53,867
Power Assets Holdings, Ltd.	51,582	302,199
Prudential PLC	93,830	879,991
Sino Biopharmaceutical, Ltd.	346,500	133,983
Sino Land Company, Ltd.	138,789	144,288
SITC International Holdings Company, Ltd.	52,000	95,069
Sun Hung Kai Properties, Ltd.	49,630	479,410
Swire Pacific, Ltd., Class A	18,163	149,525
Swire Properties, Ltd.	43,628	91,768
Techtronic Industries Company, Ltd.	49,500	672,599
The Wharf Holdings, Ltd.	37,000	121,634
Vinda International Holdings, Ltd.	12,000	35,986
Want Want China Holdings, Ltd.	163,000	96,220
WH Group, Ltd. (B)	320,343	211,452
Wharf Real Estate Investment Company, Ltd.	62,876	204,718
Yuexiu Property Company, Ltd.	63,440	35,005
		14,428,122
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	15,526	125,913
OTP Bank NYRT	8,135	374,476
Richter Gedeon NYRT	4,794	121,590
		621,979
India - 4.8%
ABB India, Ltd.	1,809	138,333
Adani Enterprises, Ltd.	5,824	223,990
Adani Green Energy, Ltd. (A)	10,747	236,532
Adani Ports & Special Economic Zone, Ltd.	18,193	293,997
Adani Power, Ltd. (A)	26,354	168,747
Ambuja Cements, Ltd.	20,118	148,246
APL Apollo Tubes, Ltd.	5,688	101,646
Apollo Hospitals Enterprise, Ltd.	3,469	264,448
Ashok Leyland, Ltd.	49,576	102,361
Asian Paints, Ltd.	13,278	454,719
Astral, Ltd.	4,648	111,261
AU Small Finance Bank, Ltd. (B)	5,380	36,602
Aurobindo Pharma, Ltd.	9,153	120,074
Avenue Supermarts, Ltd. (A)(B)	5,630	306,286
Axis Bank, Ltd.	78,628	990,318
Bajaj Auto, Ltd.	2,269	248,519
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bajaj Finance, Ltd.	9,581	$835,424
Bajaj Finserv, Ltd.	13,150	260,646
Bajaj Holdings & Investment, Ltd.	912	90,950
Balkrishna Industries, Ltd.	2,611	72,857
Bandhan Bank, Ltd. (B)	27,317	59,162
Bank of Baroda	35,251	112,136
Berger Paints India, Ltd.	9,702	66,640
Bharat Electronics, Ltd.	126,485	306,875
Bharat Forge, Ltd.	8,648	117,390
Bharat Heavy Electricals, Ltd.	35,988	107,136
Bharat Petroleum Corp., Ltd.	25,641	186,245
Bharti Airtel, Ltd.	77,513	1,150,573
Britannia Industries, Ltd.	3,751	222,383
CG Power & Industrial Solutions, Ltd.	20,819	134,291
Cholamandalam Investment and Finance Company, Ltd.	14,529	203,089
Cipla, Ltd.	18,161	326,268
Coal India, Ltd.	53,104	277,576
Colgate-Palmolive India, Ltd.	4,685	153,918
Container Corp. of India, Ltd.	9,153	97,239
Cummins India, Ltd.	4,680	169,889
Dabur India, Ltd.	21,327	133,725
Divi's Laboratories, Ltd.	4,034	166,563
DLF, Ltd.	25,583	276,950
Dr. Reddy's Laboratories, Ltd.	314	23,140
Dr. Reddy's Laboratories, Ltd., ADR	3,708	271,982
Eicher Motors, Ltd.	4,712	227,975
GAIL India, Ltd.	3,491	7,634
GAIL India, Ltd., GDR	12,953	166,776
GMR Airports Infrastructure, Ltd. (A)	83,177	81,815
Godrej Consumer Products, Ltd.	14,095	213,239
Godrej Properties, Ltd. (A)	4,161	114,937
Grasim Industries, Ltd.	9,074	251,520
Havells India, Ltd.	8,636	158,240
HCL Technologies, Ltd.	32,794	611,107
HDFC Asset Management Company, Ltd. (B)	3,310	149,380
HDFC Bank, Ltd.	97,219	1,694,214
HDFC Life Insurance Company, Ltd. (B)	33,493	254,292
Hero MotoCorp, Ltd.	4,132	234,985
Hindalco Industries, Ltd.	46,451	314,515
Hindustan Aeronautics, Ltd.	6,858	275,590
Hindustan Petroleum Corp., Ltd.	20,412	117,289
Hindustan Unilever, Ltd.	28,459	773,517
ICICI Bank, Ltd.	99,716	1,317,929
ICICI Bank, Ltd., ADR	39,970	1,055,608
ICICI Lombard General Insurance Company, Ltd. (B)	8,129	164,277
ICICI Prudential Life Insurance Company, Ltd. (B)	11,948	87,580
IDFC First Bank, Ltd. (A)	119,836	108,864
Indian Oil Corp., Ltd.	97,345	196,725
Indian Railway Catering & Tourism Corp., Ltd.	7,983	89,170
Indraprastha Gas, Ltd.	10,515	54,486
IndusInd Bank, Ltd.	9,828	183,355
Info Edge India, Ltd.	2,396	160,381
Infosys, Ltd.	2,780	49,969
Infosys, Ltd., ADR	112,128	2,010,455
InterGlobe Aviation, Ltd. (A)(B)	5,318	226,082
ITC, Ltd.	103,630	534,459
Jindal Steel & Power, Ltd.	12,058	123,785
Jio Financial Services, Ltd. (A)	102,813	437,284
JSW Steel, Ltd.	21,158	212,229
Jubilant Foodworks, Ltd.	13,701	73,674

97

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Kotak Mahindra Bank, Ltd.	37,833	$814,831
Larsen & Toubro, Ltd.	23,309	1,054,530
LTIMindtree, Ltd. (B)	2,998	178,180
Lupin, Ltd.	7,879	153,623
Macrotech Developers, Ltd. (B)	8,241	111,839
Mahindra & Mahindra, Ltd.	3,818	87,926
Mahindra & Mahindra, Ltd., GDR	28,458	661,470
Marico, Ltd.	17,795	105,957
Maruti Suzuki India, Ltd.	4,874	738,223
Max Healthcare Institute, Ltd.	26,906	264,451
Mphasis, Ltd.	2,547	73,378
MRF, Ltd.	80	128,558
Muthoot Finance, Ltd.	4,018	71,377
Nestle India, Ltd.	11,678	368,810
NMDC, Ltd.	35,336	85,892
NTPC, Ltd.	151,008	612,810
Oil & Natural Gas Corp., Ltd.	107,507	347,618
One 97 Communications, Ltd. (A)	8,791	42,457
Page Industries, Ltd.	212	87,161
Persistent Systems, Ltd.	3,418	163,979
Petronet LNG, Ltd.	25,955	82,432
PI Industries, Ltd.	2,778	129,482
Pidilite Industries, Ltd.	5,254	190,102
Polycab India, Ltd.	1,539	93,722
Power Finance Corp., Ltd.	51,161	240,839
Power Grid Corp. of India, Ltd.	160,934	535,075
Punjab National Bank	75,867	113,719
REC, Ltd.	45,358	246,610
Reliance Industries, Ltd.	21,868	781,592
Reliance Industries, Ltd., GDR (B)	41,748	2,983,556
Samvardhana Motherson International, Ltd.	81,706	115,132
SBI Cards & Payment Services, Ltd.	9,870	80,990
SBI Life Insurance Company, Ltd. (B)	15,378	278,982
Shree Cement, Ltd.	305	94,757
Shriram Finance, Ltd.	9,623	272,966
Siemens, Ltd.	3,067	198,436
Sona BLW Precision Forgings, Ltd. (B)	13,867	116,985
SRF, Ltd.	4,927	151,332
State Bank of India	2,352	21,318
State Bank of India, GDR (D)	5,914	535,946
Sun Pharmaceutical Industries, Ltd.	33,214	649,176
Supreme Industries, Ltd.	2,145	108,926
Suzlon Energy, Ltd. (A)	301,588	146,717
Tata Communications, Ltd.	3,897	93,923
Tata Consultancy Services, Ltd.	31,303	1,463,158
Tata Consumer Products, Ltd.	19,785	261,431
Tata Elxsi, Ltd.	1,170	109,025
Tata Motors, Ltd.	57,497	687,944
Tata Motors, Ltd., Class A, Differential Voting Rights	15,644	123,525
Tata Steel, Ltd.	18,327	34,443
Tata Steel, Ltd., GDR	23,852	442,431
Tech Mahindra, Ltd.	18,580	278,597
The Indian Hotels Company, Ltd.	29,101	207,208
The Tata Power Company, Ltd.	49,762	236,003
Titan Company, Ltd.	12,290	561,536
Torrent Pharmaceuticals, Ltd.	3,534	111,126
Trent, Ltd.	6,274	297,348
Tube Investments of India, Ltd.	3,625	162,521
TVS Motor Company, Ltd.	8,184	213,110
UltraTech Cement, Ltd.	2,921	341,211
UltraTech Cement, Ltd., GDR	1,026	119,932
Union Bank of India, Ltd.	51,073	94,511
United Spirits, Ltd.	10,125	137,737
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
UPL, Ltd.	15,210	$83,346
Varun Beverages, Ltd.	15,526	261,013
Vedanta, Ltd.	32,015	105,149
Wipro, Ltd.	1,137	6,589
Wipro, Ltd., ADR (D)	44,063	253,362
Yes Bank, Ltd. (A)	445,883	124,271
Zomato, Ltd. (A)	210,067	460,577
		44,095,352
Indonesia - 0.5%
Adaro Energy Indonesia Tbk PT	495,900	84,494
Amman Mineral Internasional PT (A)	222,800	123,017
Aneka Tambang Tbk	287,300	29,023
Astra International Tbk PT	679,000	220,601
Bank Central Asia Tbk PT	1,896,200	1,205,865
Bank Mandiri Persero Tbk PT	1,268,048	576,953
Bank Negara Indonesia Persero Tbk PT	553,000	205,864
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	907,815
Barito Pacific Tbk PT	1,278,057	76,188
Charoen Pokphand Indonesia Tbk PT	276,000	91,407
GoTo Gojek Tokopedia Tbk PT (A)	28,036,700	122,071
Indah Kiat Pulp & Paper Tbk PT	97,300	58,754
Indofood CBP Sukses Makmur Tbk PT	114,400	83,674
Indofood Sukses Makmur Tbk PT	147,500	59,315
Kalbe Farma Tbk PT	855,000	79,547
Merdeka Copper Gold Tbk PT (A)	511,905	73,707
Sarana Menara Nusantara Tbk PT	949,300	51,488
Semen Indonesia Persero Tbk PT	126,835	47,197
Sumber Alfaria Trijaya Tbk PT	567,500	104,200
Telkom Indonesia Persero Tbk PT	1,600,100	351,935
Telkom Indonesia Persero Tbk PT, ADR	358	7,969
Unilever Indonesia Tbk PT	332,500	56,630
United Tractors Tbk PT	55,279	84,302
		4,702,016
Ireland - 1.2%
AerCap Holdings NV (A)	6,800	590,988
AIB Group PLC	53,709	272,651
Bank of Ireland Group PLC	36,548	372,976
CRH PLC	25,406	2,192,789
DCC PLC	3,819	277,855
Experian PLC	31,438	1,369,844
Flutter Entertainment PLC (A)	6,039	1,203,774
James Hardie Industries PLC, CHESS Depositary Interest (A)	15,679	630,191
Kerry Group PLC, Class A (London Stock Exchange)	5,738	499,078
Kingspan Group PLC	5,232	471,136
PDD Holdings, Inc., ADR (A)	20,700	2,406,375
Smurfit Kappa Group PLC	952	43,407
Smurfit Kappa Group PLC	8,017	366,410
		10,697,474
Israel - 0.5%
Azrieli Group, Ltd.	1,424	102,750
Bank Hapoalim BM	43,766	410,151
Bank Leumi Le-Israel BM	54,437	452,507
Check Point Software Technologies, Ltd. (A)	3,116	511,055
CyberArk Software, Ltd. (A)	1,400	371,882
Elbit Systems, Ltd.	908	189,637
Global-e Online, Ltd. (A)	3,100	112,685
ICL Group, Ltd.	27,153	143,906
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., Class A	41,515	214,699
Mizrahi Tefahot Bank, Ltd.	5,543	207,805
Monday.com, Ltd. (A)	1,000	225,870

98

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Nice, Ltd. (A)	2,200	$572,530
Teva Pharmaceutical Industries, Ltd. (A)	33,126	467,278
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	81,838
Wix.com, Ltd. (A)	1,900	261,212
		4,325,807
Italy - 1.5%
Amplifon SpA	4,902	178,692
Assicurazioni Generali SpA	34,297	868,178
Banco BPM SpA	41,434	275,673
Davide Campari-Milano NV	19,587	196,849
DiaSorin SpA	1,028	99,207
Enel SpA	277,871	1,834,371
Eni SpA	75,597	1,197,009
Ferrari NV	4,343	1,893,708
FinecoBank SpA	22,882	342,700
Infrastrutture Wireless Italiane SpA (B)	13,854	157,215
Intesa Sanpaolo SpA	503,882	1,829,368
Leonardo SpA	13,834	347,562
Mediobanca Banca di Credito Finanziario SpA	18,680	278,360
Moncler SpA	6,970	520,108
Nexi SpA (A)(B)	20,345	128,903
Poste Italiane SpA (B)	17,679	221,416
Prysmian SpA	9,050	471,995
Recordati Industria Chimica e Farmaceutica SpA	3,551	196,079
Snam SpA	68,097	321,535
Telecom Italia SpA (A)	387,741	94,127
Terna - Rete Elettrica Nazionale	47,611	393,540
UniCredit SpA	53,095	2,016,517
		13,863,112
Japan - 15.0%
Advantest Corp.	26,000	1,154,994
Aeon Company, Ltd.	22,100	524,254
AGC, Inc.	7,300	264,861
Aisin Corp.	4,600	187,969
Ajinomoto Company, Inc.	16,200	604,967
ANA Holdings, Inc.	6,700	140,025
Asahi Group Holdings, Ltd.	16,700	613,222
Asahi Intecc Company, Ltd.	8,900	155,926
Asahi Kasei Corp.	46,700	342,464
Astellas Pharma, Inc.	63,300	680,016
Azbil Corp.	4,200	116,196
Bandai Namco Holdings, Inc.	20,297	376,614
Bridgestone Corp.	19,300	855,371
Brother Industries, Ltd.	8,700	161,352
Canon, Inc.	34,500	1,027,930
Capcom Company, Ltd.	12,000	224,809
Central Japan Railway Company	26,600	660,620
Chubu Electric Power Company, Inc.	22,000	287,675
Chugai Pharmaceutical Company, Ltd.	22,700	867,489
Concordia Financial Group, Ltd.	39,100	196,525
Dai Nippon Printing Company, Ltd.	7,000	214,380
Daifuku Company, Ltd.	10,500	251,679
Dai-ichi Life Holdings, Inc.	31,800	811,044
Daiichi Sankyo Company, Ltd.	63,700	2,026,864
Daikin Industries, Ltd.	9,100	1,242,521
Daito Trust Construction Company, Ltd.	2,300	262,390
Daiwa House Industry Company, Ltd.	20,800	619,121
Daiwa Securities Group, Inc.	45,100	343,137
Denso Corp.	65,100	1,246,774
Dentsu Group, Inc.	7,500	208,251
Disco Corp.	3,200	1,169,707
East Japan Railway Company	30,900	592,821
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Eisai Company, Ltd.	8,800	$362,462
ENEOS Holdings, Inc.	97,611	470,275
FANUC Corp.	32,500	906,636
Fast Retailing Company, Ltd.	6,000	1,858,957
Fuji Electric Company, Ltd.	4,600	308,681
FUJIFILM Holdings Corp.	38,400	862,257
Fujitsu, Ltd.	60,000	960,240
GLP J-REIT	165	138,270
Hamamatsu Photonics KK	4,800	169,230
Hankyu Hanshin Holdings, Inc.	8,400	241,006
Hikari Tsushin, Inc.	800	150,457
Hirose Electric Company, Ltd.	1,223	125,676
Hitachi Construction Machinery Company, Ltd.	4,100	123,703
Hitachi, Ltd.	31,900	2,915,036
Honda Motor Company, Ltd.	159,100	1,968,654
Hoshizaki Corp.	3,800	138,650
Hoya Corp.	12,200	1,525,864
Hulic Company, Ltd.	15,600	160,217
Ibiden Company, Ltd.	3,600	161,232
Idemitsu Kosan Company, Ltd.	36,030	247,027
Iida Group Holdings Company, Ltd.	5,000	64,708
Inpex Corp.	32,800	498,599
Isuzu Motors, Ltd.	22,400	302,791
ITOCHU Corp.	40,600	1,744,160
Japan Airlines Company, Ltd.	6,200	117,724
Japan Exchange Group, Inc.	18,100	490,247
Japan Metropolitan Fund Investment Corp.	259	161,381
Japan Post Bank Company, Ltd.	49,900	536,191
Japan Post Holdings Company, Ltd.	74,300	748,582
Japan Post Insurance Company, Ltd.	8,300	158,656
Japan Real Estate Investment Corp.	47	167,548
Japan Tobacco, Inc.	40,900	1,090,473
JFE Holdings, Inc.	19,800	328,158
JSR Corp. (A)	6,000	171,736
Kajima Corp.	14,300	293,503
Kao Corp.	15,800	590,418
Kawasaki Kisen Kaisha, Ltd.	14,100	189,604
KDDI Corp.	51,600	1,525,643
KDX Realty Investment Corp.	142	150,931
Keisei Electric Railway Company, Ltd.	4,800	195,193
Keyence Corp.	6,696	3,108,691
Kikkoman Corp.	26,000	333,698
Kintetsu Group Holdings Company, Ltd.	6,200	180,586
Kirin Holdings Company, Ltd.	26,300	365,736
Kobe Bussan Company, Ltd.	5,500	134,768
Koito Manufacturing Company, Ltd.	7,000	94,358
Komatsu, Ltd.	32,000	946,905
Konami Group Corp.	3,700	252,040
Kubota Corp.	34,300	538,158
Kyocera Corp.	43,600	584,724
Kyowa Kirin Company, Ltd.	9,473	170,430
Lasertec Corp.	2,600	741,079
LY Corp.	99,300	251,523
M3, Inc.	16,200	233,140
Makita Corp.	7,800	221,680
Marubeni Corp.	48,800	845,199
MatsukiyoCocokara & Company	11,700	187,866
Mazda Motor Corp.	20,300	235,269
McDonald's Holdings Company Japan, Ltd.	2,600	116,915
MEIJI Holdings Company, Ltd.	7,400	161,562
MINEBEA MITSUMI, Inc.	12,500	245,189
MISUMI Group, Inc.	9,800	136,524

99

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Chemical Group Corp.	46,900	$285,822
Mitsubishi Corp.	118,900	2,747,925
Mitsubishi Electric Corp.	66,500	1,113,140
Mitsubishi Estate Company, Ltd.	38,100	695,172
Mitsubishi HC Capital, Inc.	27,500	191,803
Mitsubishi Heavy Industries, Ltd.	109,000	987,904
Mitsubishi UFJ Financial Group, Inc.	382,500	3,891,594
Mitsui & Company, Ltd.	44,400	2,075,771
Mitsui Chemicals, Inc.	6,800	199,485
Mitsui Fudosan Company, Ltd.	92,400	996,208
Mitsui OSK Lines, Ltd.	12,000	366,079
Mizuho Financial Group, Inc.	83,110	1,643,526
MonotaRO Company, Ltd.	9,000	108,333
MS&AD Insurance Group Holdings, Inc.	43,500	768,103
Murata Manufacturing Company, Ltd.	58,800	1,099,702
NEC Corp.	8,800	642,447
Nexon Company, Ltd.	13,200	219,404
Nidec Corp.	14,100	584,717
Nintendo Company, Ltd.	35,800	1,953,413
Nippon Building Fund, Inc.	56	224,006
Nippon Express Holdings, Inc.	3,100	158,240
Nippon Paint Holdings Company, Ltd.	32,100	231,030
Nippon Prologis REIT, Inc.	80	142,512
Nippon Sanso Holdings Corp.	6,500	203,942
Nippon Steel Corp.	29,200	702,683
Nippon Telegraph & Telephone Corp.	1,020,000	1,214,925
Nippon Yusen KK	16,400	450,247
Nissan Chemical Corp.	4,600	174,230
Nissan Motor Company, Ltd.	86,400	342,358
Nissin Foods Holdings Company, Ltd.	6,600	181,950
Nitori Holdings Company, Ltd.	2,800	424,346
Nitto Denko Corp.	4,800	438,921
Nomura Holdings, Inc.	103,500	662,454
Nomura Real Estate Holdings, Inc.	4,500	127,131
Nomura Real Estate Master Fund, Inc.	151	149,314
Nomura Research Institute, Ltd.	13,346	377,008
NTT Data Group Corp.	22,500	357,704
Obayashi Corp.	22,500	267,535
Obic Company, Ltd.	2,400	362,523
Odakyu Electric Railway Company, Ltd.	10,900	150,255
Olympus Corp.	42,200	607,609
Omron Corp.	5,900	211,262
Ono Pharmaceutical Company, Ltd.	14,000	229,389
Oracle Corp. Japan	1,500	112,802
Oriental Land Company, Ltd.	37,600	1,204,543
ORIX Corp.	41,400	905,490
Osaka Gas Company, Ltd.	13,800	310,445
Otsuka Corp.	7,600	161,260
Otsuka Holdings Company, Ltd.	14,400	598,152
Pan Pacific International Holdings Corp.	12,900	341,872
Panasonic Holdings Corp.	75,000	715,783
Rakuten Group, Inc. (A)	50,500	286,643
Recruit Holdings Company, Ltd.	49,300	2,164,606
Renesas Electronics Corp.	50,200	894,597
Resona Holdings, Inc.	78,000	480,828
Ricoh Company, Ltd.	18,600	165,259
Rohm Company, Ltd.	12,000	192,465
SBI Holdings, Inc.	9,513	249,527
SCREEN Holdings Company, Ltd.	2,800	363,034
SCSK Corp.	5,400	100,374
Secom Company, Ltd.	7,100	515,126
Seiko Epson Corp.	9,600	167,928
Sekisui Chemical Company, Ltd.	13,400	196,050
Sekisui House, Ltd.	21,400	487,442
Seven & i Holdings Company, Ltd.	77,100	1,123,801
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SG Holdings Company, Ltd.	12,400	$157,033
Sharp Corp. (A)	7,400	41,214
Shimadzu Corp.	9,000	250,687
Shimano, Inc.	2,600	386,785
Shimizu Corp.	21,600	139,487
Shin-Etsu Chemical Company, Ltd.	62,100	2,723,827
Shionogi & Company, Ltd.	8,800	449,696
Shiseido Company, Ltd.	13,600	373,190
Shizuoka Financial Group, Inc.	17,000	161,764
SMC Corp.	2,000	1,128,320
SoftBank Corp.	97,900	1,260,457
SoftBank Group Corp.	35,400	2,102,243
Sompo Holdings, Inc.	31,800	666,530
Sony Group Corp.	43,500	3,730,157
Square Enix Holdings Company, Ltd.	3,400	131,124
Subaru Corp.	20,800	471,075
SUMCO Corp.	12,900	203,959
Sumitomo Corp.	35,300	850,305
Sumitomo Electric Industries, Ltd.	26,200	405,978
Sumitomo Metal Mining Company, Ltd.	9,200	274,715
Sumitomo Mitsui Financial Group, Inc.	43,800	2,561,105
Sumitomo Mitsui Trust Holdings, Inc.	22,600	486,953
Sumitomo Realty & Development Company, Ltd.	10,700	398,677
Suntory Beverage & Food, Ltd.	5,000	169,125
Suzuki Motor Corp.	54,000	616,532
Sysmex Corp.	18,600	331,915
T&D Holdings, Inc.	16,900	293,793
Taisei Corp.	6,600	240,564
Takeda Pharmaceutical Company, Ltd.	54,076	1,504,064
TDK Corp.	13,200	648,226
Terumo Corp.	47,000	860,037
The Chiba Bank, Ltd.	21,600	179,738
The Kansai Electric Power Company, Inc.	24,300	346,732
TIS, Inc.	7,800	167,355
Tobu Railway Company, Ltd.	6,800	170,033
Toho Company, Ltd.	4,067	135,046
Tokio Marine Holdings, Inc.	62,100	1,946,603
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	306,338
Tokyo Electron, Ltd.	16,200	4,219,277
Tokyo Gas Company, Ltd.	13,900	315,986
Tokyu Corp.	17,900	217,966
TOPPAN Holdings, Inc.	8,300	208,056
Toray Industries, Inc.	50,800	243,934
TOTO, Ltd.	4,800	134,568
Toyota Industries Corp.	5,200	544,082
Toyota Motor Corp.	365,300	9,232,947
Toyota Tsusho Corp.	7,200	494,430
Trend Micro, Inc.	4,600	233,619
Unicharm Corp.	13,700	436,157
USS Company, Ltd.	15,540	128,472
West Japan Railway Company	16,400	341,779
Yakult Honsha Company, Ltd.	9,886	202,055
Yamaha Corp.	4,700	101,448
Yamaha Motor Company, Ltd.	30,300	279,111
Yamato Holdings Company, Ltd.	9,000	129,533
Yaskawa Electric Corp.	8,300	353,370
Yokogawa Electric Corp.	7,886	181,610
Zensho Holdings Company, Ltd.	3,100	128,914
ZOZO, Inc.	4,800	119,135
		138,056,764
Jordan - 0.0%
Hikma Pharmaceuticals PLC	6,907	167,087

100

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg - 0.1%
ArcelorMittal SA	17,628	$484,545
Eurofins Scientific SE	4,949	315,255
Reinet Investments SCA	5,229	126,572
Tenaris SA	15,993	316,202
		1,242,574
Macau - 0.0%
Sands China, Ltd. (A)	92,000	259,554
Malaysia - 0.4%
AMMB Holdings BHD	59,087	52,040
Axiata Group BHD	101,690	57,843
CELCOMDIGI BHD	110,800	98,559
CIMB Group Holdings BHD	220,428	305,348
Gamuda BHD	64,303	71,611
Genting BHD	72,900	72,780
Genting Malaysia BHD	105,700	61,042
Hong Leong Bank BHD	23,269	95,211
IHH Healthcare BHD	75,900	96,739
Inari Amertron BHD	98,100	65,612
IOI Corp. BHD	114,466	95,593
Kuala Lumpur Kepong BHD	17,768	83,840
Malayan Banking BHD	185,514	378,364
Malaysia Airports Holdings BHD	34,649	72,532
Maxis BHD	67,200	47,863
MISC BHD	45,780	74,023
Mr. D.I.Y Group M BHD (B)	80,550	25,536
Nestle Malaysia BHD	2,800	69,813
Petronas Chemicals Group BHD	99,800	143,272
Petronas Dagangan BHD	12,200	55,431
Petronas Gas BHD	27,300	101,286
PPB Group BHD	21,240	70,021
Press Metal Aluminium Holdings BHD	120,800	119,043
Public Bank BHD	486,890	433,248
QL Resources BHD	54,400	67,628
RHB Bank BHD	51,706	61,654
Sime Darby BHD	108,224	59,498
Sime Darby Plantation BHD	70,286	64,688
Telekom Malaysia BHD	43,415	55,162
Tenaga Nasional BHD	101,250	240,667
YTL Corp. BHD	113,900	62,825
YTL Power International BHD	84,300	67,410
		3,426,182
Mexico - 0.7%
Alfa SAB de CV, Class A	98,000	72,594
America Movil SAB de CV (A)	639,732	598,052
Arca Continental SAB de CV	17,800	194,751
Banco del Bajio SA (B)	26,400	102,352
Cemex SAB de CV, Series CPO (A)	521,849	471,011
Coca-Cola Femsa SAB de CV	18,112	175,590
Fibra Uno Administracion SA de CV	90,200	150,630
Fomento Economico Mexicano SAB de CV	65,820	862,309
Gruma SAB de CV, Class B	7,685	144,279
Grupo Aeroportuario del Centro Norte SAB de CV	9,800	96,994
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	14,200	231,408
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,560	208,028
Grupo Bimbo SAB de CV, Series A	44,984	213,760
Grupo Carso SAB de CV, Series A1	19,322	174,072
Grupo Financiero Banorte SAB de CV, Series O	88,162	937,943
Grupo Financiero Inbursa SAB de CV, Series O (A)	63,138	194,857
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Mexico SAB de CV, Series B	104,066	$620,703
Industrias Penoles SAB de CV (A)	6,883	98,243
Kimberly-Clark de Mexico SAB de CV, Class A	52,378	122,367
Operadora de Sites Mexicanos SAB de CV, Class A1	63,900	78,185
Orbia Advance Corp. SAB de CV	37,631	78,745
Prologis Property Mexico SA de CV	24,246	106,115
Promotora y Operadora de Infraestructura SAB de CV	5,800	61,660
Wal-Mart de Mexico SAB de CV	177,288	715,872
		6,710,520
Netherlands - 3.4%
ABN AMRO Bank NV (B)	16,273	278,469
Adyen NV (A)(B)	748	1,263,478
Aegon, Ltd.	50,015	305,134
Akzo Nobel NV	6,168	460,859
Argenx SE (A)	2,019	796,040
ASM International NV	1,618	990,870
ASML Holding NV	13,888	13,463,929
ASR Nederland NV	5,398	264,556
BE Semiconductor Industries NV	2,603	398,725
Euronext NV (B)	3,256	309,875
EXOR NV	3,224	358,788
Heineken Holding NV	4,431	357,600
Heineken NV	9,922	956,560
IMCD NV	2,143	377,191
ING Groep NV	114,489	1,884,871
JDE Peet's NV	4,248	89,230
Koninklijke Ahold Delhaize NV	33,016	987,901
Koninklijke KPN NV	112,196	419,660
Koninklijke Philips NV (A)	26,982	540,018
NEPI Rockcastle NV (A)	19,351	133,488
NN Group NV	9,228	426,013
OCI NV	3,599	98,645
Prosus NV (A)	50,393	1,577,326
QIAGEN NV (A)	8,099	346,133
Randstad NV	3,735	197,230
Stellantis NV	76,330	2,167,367
Universal Music Group NV	28,021	842,044
Wolters Kluwer NV	8,721	1,365,625
		31,657,625
New Zealand - 0.1%
Auckland International Airport, Ltd.	45,310	226,137
Fisher & Paykel Healthcare Corp., Ltd.	20,524	314,441
Mercury NZ, Ltd.	23,949	99,048
Meridian Energy, Ltd.	44,474	157,058
Spark New Zealand, Ltd.	67,539	192,290
Xero, Ltd. (A)	4,962	430,847
		1,419,821
Norway - 0.4%
Adevinta ASA (A)	11,954	125,381
Aker BP ASA	10,753	269,701
DNB Bank ASA	31,886	633,816
Equinor ASA	30,424	815,801
Gjensidige Forsikring ASA	6,934	100,643
Kongsberg Gruppen ASA	3,055	210,941
Mowi ASA	16,033	294,506
Norsk Hydro ASA	48,185	264,795
Orkla ASA	24,150	170,565
Salmar ASA	2,012	132,789
Telenor ASA	21,695	241,412
Yara International ASA	5,667	179,696
		3,440,046

101

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	8,064	$128,056
Credicorp, Ltd.	2,434	412,393
		540,449
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	70,909
Ayala Corp.	8,920	101,501
Ayala Land, Inc.	253,800	145,873
Bank of the Philippine Islands	67,611	142,147
BDO Unibank, Inc.	92,568	254,282
International Container Terminal Services, Inc.	33,760	191,395
JG Summit Holdings, Inc.	89,355	57,912
Jollibee Foods Corp.	18,900	84,966
Manila Electric Company	8,090	51,330
Metropolitan Bank & Trust Company	65,642	76,237
PLDT, Inc.	3,730	90,731
SM Investments Corp.	8,302	143,642
SM Prime Holdings, Inc.	348,244	202,525
Universal Robina Corp.	30,280	56,726
		1,670,176
Poland - 0.3%
Allegro.eu SA (A)(B)	18,064	149,587
Bank Polska Kasa Opieki SA	6,330	287,659
Budimex SA	436	76,394
CD Projekt SA	2,349	68,730
Dino Polska SA (A)(B)	1,719	166,764
KGHM Polska Miedz SA	5,681	162,245
LPP SA	42	160,755
mBank SA (A)	508	94,036
ORLEN SA	19,842	323,185
PGE Polska Grupa Energetyczna SA (A)	26,654	48,022
Powszechna Kasa Oszczednosci Bank Polski SA	30,144	447,268
Powszechny Zaklad Ubezpieczen SA	23,000	280,916
Santander Bank Polska SA	1,219	173,577
		2,439,138
Portugal - 0.1%
EDP - Energias de Portugal SA	107,266	418,514
Galp Energia SGPS SA	16,011	264,701
Jeronimo Martins SGPS SA	9,675	191,955
		875,170
Russia - 0.0%
Gazprom PJSC, ADR (A)(E)	3,680	368
Gazprom PJSC, ADR (London Stock Exchange) (A)(E)	251,662	25,166
LUKOIL PJSC, ADR (A)(E)	23,756	55,066
MMC Norilsk Nickel PJSC, ADR (A)(E)	39,185	18,339
Mobile TeleSystems PJSC, ADR (A)(E)	20,264	3,627
Novatek PJSC, GDR (A)(E)	3,057	13,011
Rosneft Oil Company PJSC, GDR (A)(E)	30,000	5,460
Rosneft Oil Company PJSC, GDR (London Stock Exchange) (A)(E)	9,131	1,662
Sberbank of Russia PJSC, ADR (A)(E)	40,000	14,800
Sberbank of Russia PJSC, ADR (London Stock Exchange) (A)(E)	34,900	12,726
Severstal PAO, GDR (A)(E)	4,250	2,236
Surgutneftegas PJSC, ADR (A)(E)	22,274	4,254
Surgutneftegas PJSC, ADR (London Stock Exchange) (A)(E)	23,070	2,122
Tatneft PJSC, ADR (A)(E)	7,986	11,077
VTB Bank PJSC, GDR (A)(E)	50,760	711
		170,625
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia - 1.1%
ACWA Power Company	3,274	$295,914
Ades Holding Company (A)	11,669	64,581
Advanced Petrochemical Company	4,529	47,345
Al Rajhi Bank	67,083	1,487,138
Alinma Bank	34,699	405,410
Almarai Company JSC	8,852	134,949
Arab National Bank	21,244	167,447
Arabian Internet & Communications Services Company	812	81,863
Bank AlBilad	17,420	225,735
Bank Al-Jazira (A)	14,284	76,184
Banque Saudi Fransi	19,205	199,551
Bupa Arabia for Cooperative Insurance Company	2,820	198,479
Dallah Healthcare Company	1,169	55,063
Dar Al Arkan Real Estate Development Company (A)	18,814	69,336
Dr Sulaiman Al Habib Medical Services Group Company	2,961	247,468
Elm Company	812	207,700
Etihad Etisalat Company	13,413	188,086
Jarir Marketing Company	20,900	81,920
Mobile Telecommunications Company Saudi Arabia	15,053	50,635
Mouwasat Medical Services Company	3,348	121,724
Nahdi Medical Company	1,333	52,583
Power & Water Utility Company for Jubail & Yanbu	2,564	47,339
Riyad Bank	50,248	399,445
SABIC Agri-Nutrients Company	7,973	260,693
Sahara International Petrochemical Company	12,775	105,421
Saudi Arabian Mining Company (A)	45,750	616,349
Saudi Arabian Oil Company (B)	92,548	759,130
Saudi Aramco Base Oil Company	1,730	77,252
Saudi Awwal Bank	34,070	377,074
Saudi Basic Industries Corp.	30,455	634,287
Saudi Electricity Company	29,505	155,605
Saudi Industrial Investment Group	12,742	76,025
Saudi Kayan Petrochemical Company (A)	26,130	62,843
Saudi Research & Media Group (A)	1,230	94,350
Saudi Tadawul Group Holding Company	1,623	118,268
Saudi Telecom Company	67,677	714,446
The Company for Cooperative Insurance	2,532	109,355
The Saudi Investment Bank	16,741	73,923
The Saudi National Bank	100,443	1,093,223
The Savola Group	9,302	140,060
Yanbu National Petrochemical Company	7,999	79,414
		10,453,613
Singapore - 0.8%
BOC Aviation, Ltd. (B)	7,400	57,088
CapitaLand Ascendas REIT	128,702	264,004
CapitaLand Integrated Commercial Trust	183,231	268,664
CapitaLand Investment, Ltd.	93,902	186,335
City Developments, Ltd.	16,600	71,909
DBS Group Holdings, Ltd.	62,354	1,664,092
Genting Singapore, Ltd.	226,200	148,350
Grab Holdings, Ltd., Class A (A)	63,200	198,448
Jardine Cycle & Carriage, Ltd.	3,400	60,876
Keppel, Ltd.	55,069	299,248
Mapletree Logistics Trust	124,150	134,231
Mapletree Pan Asia Commercial Trust	89,600	84,925
Oversea-Chinese Banking Corp., Ltd.	115,002	1,149,085
Sea, Ltd., ADR (A)	12,700	682,117

102

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Seatrium, Ltd. (A)	1,516,093	$88,606
Sembcorp Industries, Ltd.	30,200	120,729
Singapore Airlines, Ltd.	51,250	242,900
Singapore Exchange, Ltd.	30,900	210,872
Singapore Technologies Engineering, Ltd.	61,500	183,104
Singapore Telecommunications, Ltd.	294,940	554,287
United Overseas Bank, Ltd.	43,608	948,040
Wilmar International, Ltd.	72,000	182,889
		7,800,799
South Africa - 0.7%
Absa Group, Ltd.	27,515	214,818
Anglo American Platinum, Ltd.	1,813	73,551
Aspen Pharmacare Holdings, Ltd.	13,036	151,121
Bid Corp., Ltd.	11,078	269,904
Capitec Bank Holdings, Ltd.	2,975	329,036
Clicks Group, Ltd.	8,355	130,646
Discovery, Ltd.	16,080	102,384
Exxaro Resources, Ltd.	8,997	80,373
FirstRand, Ltd.	172,480	561,991
Gold Fields, Ltd.	29,492	473,122
Harmony Gold Mining Company, Ltd.	18,873	156,059
Impala Platinum Holdings, Ltd.	28,968	119,673
Kumba Iron Ore, Ltd.	2,164	52,805
MTN Group, Ltd.	59,164	292,731
Naspers, Ltd., N Shares	6,311	1,118,723
Nedbank Group, Ltd.	15,440	186,277
Northam Platinum Holdings, Ltd.	11,870	70,733
Old Mutual, Ltd.	182,601	114,230
OUTsurance Group, Ltd.	28,715	63,629
Pepkor Holdings, Ltd. (B)	56,996	56,784
Remgro, Ltd.	17,781	114,665
Sanlam, Ltd.	59,860	219,322
Sasol, Ltd.	19,396	149,891
Shoprite Holdings, Ltd.	16,492	215,511
Sibanye Stillwater, Ltd.	101,051	115,652
Standard Bank Group, Ltd.	46,185	451,846
The Bidvest Group, Ltd.	9,718	124,552
Vodacom Group, Ltd.	21,952	114,291
Woolworths Holdings, Ltd.	33,746	105,534
		6,229,854
South Korea - 3.3%
Amorepacific Corp.	975	87,787
Celltrion Pharm, Inc. (A)	627	48,288
Celltrion, Inc.	5,235	714,874
CJ CheilJedang Corp.	287	62,260
CosmoAM&T Company, Ltd. (A)	818	98,647
Coway Company, Ltd.	2,324	97,141
DB Insurance Company, Ltd.	1,585	113,377
Doosan Bobcat, Inc.	1,900	76,232
Doosan Enerbility Company, Ltd. (A)	15,327	199,300
Ecopro BM Company, Ltd. (A)	1,656	341,812
Ecopro Company, Ltd. (A)	674	329,304
Ecopro Materials Company, Ltd. (A)	475	47,015
GS Holdings Corp.	1,749	62,941
Hana Financial Group, Inc.	9,993	437,472
Hanjin Kal Corp.	920	40,586
Hankook Tire & Technology Company, Ltd.	2,561	102,905
Hanmi Pharm Company, Ltd.	243	61,748
Hanmi Semiconductor Company, Ltd.	1,497	148,965
Hanon Systems	4,656	20,693
Hanwha Aerospace Company, Ltd.	1,199	184,945
Hanwha Ocean Company, Ltd. (A)	2,651	54,019
Hanwha Solutions Corp.	3,867	79,407
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
HD Hyundai Company, Ltd.	1,555	$79,577
HD Hyundai Heavy Industries Company, Ltd. (A)	768	67,696
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	1,463	130,718
HLB, Inc. (A)	4,042	329,135
HMM Company, Ltd.	8,540	99,892
HYBE Company, Ltd.	717	121,981
Hyundai Engineering & Construction Company, Ltd.	2,649	65,504
Hyundai Glovis Company, Ltd.	649	87,105
Hyundai Mobis Company, Ltd.	2,223	431,568
Hyundai Motor Company	4,857	854,679
Hyundai Steel Company	2,875	67,958
Industrial Bank of Korea	9,540	98,951
Kakao Corp.	10,776	435,572
KakaoBank Corp.	5,704	119,132
Kakaopay Corp. (A)	917	26,530
Kangwon Land, Inc.	3,612	44,043
KB Financial Group, Inc.	12,892	673,704
KB Financial Group, Inc., ADR	430	22,390
Kia Corp.	9,044	751,640
Korea Aerospace Industries, Ltd.	2,519	94,284
Korea Electric Power Corp.	6,370	104,746
Korea Electric Power Corp., ADR	4,277	35,627
Korea Investment Holdings Company, Ltd.	1,446	71,591
Korea Zinc Company, Ltd.	350	118,119
Korean Air Lines Company, Ltd.	6,728	108,324
Krafton, Inc. (A)	992	184,232
KT Corp.	2,204	62,164
KT&G Corp.	3,484	242,490
Kum Yang Company, Ltd. (A)	1,091	91,535
Kumho Petrochemical Company, Ltd.	614	64,056
L&F Company, Ltd. (A)	878	114,959
LG Chem, Ltd.	1,689	552,819
LG Corp.	3,251	211,479
LG Display Company, Ltd.	9,399	73,889
LG Display Company, Ltd., ADR (D)	2,454	10,061
LG Electronics, Inc.	3,973	285,601
LG Energy Solution, Ltd. (A)	1,620	482,600
LG H&H Company, Ltd.	358	102,843
LG Innotek Company, Ltd.	575	84,423
LG Uplus Corp.	9,062	67,633
Lotte Chemical Corp.	674	60,087
Meritz Financial Group, Inc.	3,559	216,405
Mirae Asset Securities Company, Ltd.	7,084	42,768
NAVER Corp.	4,486	623,230
NCSoft Corp.	550	84,138
Netmarble Corp. (A)(B)	888	41,609
NH Investment & Securities Company, Ltd.	5,165	45,268
Orion Corp.	821	56,022
Posco DX Company, Ltd.	1,819	65,660
POSCO Future M Company, Ltd.	1,059	238,139
POSCO Holdings, Inc.	2,484	778,059
Posco International Corp.	1,782	70,442
Samsung Biologics Company, Ltd. (A)(B)	616	381,258
Samsung C&T Corp.	2,890	343,677
Samsung Electro-Mechanics Company, Ltd.	1,863	207,576
Samsung Electronics Company, Ltd.	165,278	9,932,797
Samsung Engineering Company, Ltd. (A)	5,310	99,463

103

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Fire & Marine Insurance Company, Ltd.	1,218	$279,713
Samsung Heavy Industries Company, Ltd. (A)	22,841	146,300
Samsung Life Insurance Company, Ltd.	2,756	195,510
Samsung SDI Company, Ltd.	1,904	675,261
Samsung SDS Company, Ltd.	1,322	160,631
Samsung Securities Company, Ltd.	2,154	65,134
Shinhan Financial Group Company, Ltd.	14,733	519,708
Shinhan Financial Group Company, Ltd., ADR (D)	350	12,422
SK Biopharmaceuticals Company, Ltd. (A)	1,071	73,593
SK Bioscience Company, Ltd. (A)	763	35,003
SK Hynix, Inc.	18,896	2,503,255
SK IE Technology Company, Ltd. (A)(B)	982	53,339
SK Innovation Company, Ltd. (A)	2,041	179,775
SK Square Company, Ltd. (A)	3,395	198,594
SK Telecom Company, Ltd.	1,870	74,043
SK, Inc.	1,269	172,143
SKC Company, Ltd. (A)	859	76,341
S-Oil Corp.	1,876	108,654
Woori Financial Group, Inc.	20,798	225,600
Yuhan Corp.	1,941	111,594
		30,234,179
Spain - 1.7%
Acciona SA	843	102,594
ACS Actividades de Construccion y Servicios SA	7,505	314,299
Aena SME SA (B)	2,540	500,264
Amadeus IT Group SA	15,345	985,102
Banco Bilbao Vizcaya Argentaria SA	201,453	2,399,010
Banco Santander SA	534,697	2,611,699
Banco Santander SA (Mexican Stock Exchange) (E)	22,856	96,582
CaixaBank SA (D)	129,226	627,081
Cellnex Telecom SA (A)(B)	15,820	559,630
EDP Renovaveis SA	9,513	128,827
EDP Renovaveis SA (BX Swiss Exchange)	126	1,705
Enagas SA	9,787	145,394
Endesa SA	12,378	229,507
Ferrovial SE	17,862	707,192
Grifols SA (A)	11,763	105,808
Iberdrola SA	211,415	2,625,858
Industria de Diseno Textil SA	37,580	1,892,395
Redeia Corp. SA	13,732	234,558
Repsol SA	41,807	697,812
Telefonica SA	168,390	743,655
		15,708,972
Sweden - 2.0%
Alfa Laval AB	9,840	386,656
Assa Abloy AB, B Shares	34,547	991,440
Atlas Copco AB, A Shares	92,584	1,563,610
Atlas Copco AB, B Shares	53,800	794,624
Beijer Ref AB	13,260	196,883
Boliden AB	9,749	270,707
Epiroc AB, A Shares	22,715	426,419
Epiroc AB, B Shares	14,979	253,668
EQT AB	12,864	407,268
Essity AB, B Shares	20,983	498,433
Evolution AB (B)	6,247	775,902
Fastighets AB Balder, B Shares (A)	24,258	178,186
Getinge AB, B Shares	8,639	173,755
Hennes & Mauritz AB, B Shares	22,261	362,990
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Hexagon AB, B Shares	70,969	$838,920
Holmen AB, B Shares	3,205	130,379
Husqvarna AB, B Shares	14,199	121,501
Industrivarden AB, A Shares	5,394	185,498
Industrivarden AB, C Shares	5,184	178,260
Indutrade AB	9,332	254,174
Investment AB Latour, B Shares	5,009	131,680
Investor AB, B Shares	59,628	1,496,325
L.E. Lundbergforetagen AB, B Shares	3,102	167,905
Lifco AB, B Shares	7,888	205,990
Nibe Industrier AB, B Shares	51,776	254,603
Saab AB, B Shares	2,710	241,062
Sagax AB, B Shares	6,422	169,414
Sandvik AB	36,214	803,979
Securitas AB, B Shares	20,108	207,294
Skandinaviska Enskilda Banken AB, A Shares	53,588	725,986
Skanska AB, B Shares	12,918	230,051
SKF AB, B Shares	11,531	235,403
Svenska Cellulosa AB SCA, B Shares	20,883	321,055
Svenska Handelsbanken AB, A Shares	50,274	508,269
Swedbank AB, A Shares (D)	28,754	570,702
Swedish Orphan Biovitrum AB (A)	6,595	164,612
Tele2 AB, B Shares	17,728	145,573
Telefonaktiebolaget LM Ericsson, B Shares	100,604	541,064
Telia Company AB	91,625	234,831
Volvo AB, A Shares	8,008	220,513
Volvo AB, B Shares (D)	51,555	1,397,215
Volvo Car AB, B Shares (A)	25,662	97,156
		18,059,955
Switzerland - 6.4%
ABB, Ltd.	55,111	2,556,616
Adecco Group AG	6,058	239,668
Alcon, Inc.	17,168	1,419,991
Avolta AG (A)	3,335	138,861
Bachem Holding AG	1,275	122,098
Baloise Holding AG	1,556	243,990
Banque Cantonale Vaudoise	1,029	119,710
Barry Callebaut AG	136	197,554
BKW AG	721	110,793
Chocoladefabriken Lindt & Spruengli AG	4	482,556
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	34	406,940
Cie Financiere Richemont SA, A Shares	18,520	2,819,492
Clariant AG (A)	8,258	111,730
Coca-Cola HBC AG (A)	8,067	254,919
DSM-Firmenich AG	6,357	722,997
EMS-Chemie Holding AG	241	184,707
Geberit AG	1,129	667,221
Givaudan SA	317	1,411,202
Glencore PLC	361,179	1,981,989
Helvetia Holding AG	1,256	173,166
Holcim, Ltd. (A)	17,956	1,626,756
Julius Baer Group, Ltd.	7,301	423,446
Kuehne + Nagel International AG	1,851	514,983
Logitech International SA	5,565	498,676
Lonza Group AG	2,544	1,520,291
Nestle SA	91,983	9,773,190
Novartis AG	70,614	6,839,562
Partners Group Holding AG	782	1,117,076
Roche Holding AG	24,204	6,179,742
Roche Holding AG, Bearer Shares	1,094	295,013
Sandoz Group AG (A)	13,872	418,737

104

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Schindler Holding AG	806	$196,670
Schindler Holding AG, Participation Certificates	1,378	346,868
SGS SA	5,077	492,888
SIG Group AG (A)	10,451	231,743
Sika AG	5,211	1,550,535
Sonova Holding AG	1,838	532,272
STMicroelectronics NV	23,244	1,000,385
Straumann Holding AG	3,800	606,319
Swiss Life Holding AG	1,050	736,462
Swiss Prime Site AG	2,598	245,062
Swiss Re AG	10,244	1,317,736
Swisscom AG	886	542,281
Temenos AG	2,556	182,832
The Swatch Group AG	2,395	108,599
The Swatch Group AG, Bearer Shares	986	230,016
UBS Group AG	113,307	3,488,828
VAT Group AG (B)	914	472,167
Zurich Insurance Group AG	5,042	2,723,761
		58,579,096
Taiwan - 4.7%
Accton Technology Corp.	17,000	243,619
Acer, Inc.	99,018	144,332
Advantech Company, Ltd.	16,623	211,483
Airtac International Group	5,185	179,760
Alchip Technologies, Ltd.	3,000	296,869
ASE Technology Holding Company, Ltd.	106,338	516,175
Asia Cement Corp.	79,863	102,168
Asustek Computer, Inc.	23,952	317,088
AUO Corp. (A)	219,061	123,844
Catcher Technology Company, Ltd.	19,184	130,361
Cathay Financial Holding Company, Ltd. (A)	326,373	491,836
Chailease Holding Company, Ltd.	53,200	285,070
Chang Hwa Commercial Bank, Ltd.	185,903	105,410
Cheng Shin Rubber Industry Company, Ltd.	66,680	103,509
China Airlines, Ltd.	94,000	57,240
China Development Financial Holding Corp. (A)	553,133	239,268
China Steel Corp.	408,388	303,695
Chunghwa Telecom Company, Ltd.	127,148	499,455
Compal Electronics, Inc.	139,764	167,393
CTBC Financial Holding Company, Ltd.	608,465	615,862
Delta Electronics, Inc.	66,866	715,658
E Ink Holdings, Inc.	29,000	205,785
E.Sun Financial Holding Company, Ltd.	488,218	414,017
Eclat Textile Company, Ltd.	6,259	107,045
eMemory Technology, Inc.	2,000	150,166
Eva Airways Corp.	93,000	91,852
Evergreen Marine Corp. Taiwan, Ltd.	33,826	186,178
Far Eastern New Century Corp.	99,875	103,103
Far EasTone Telecommunications Company, Ltd.	61,159	154,546
Feng TAY Enterprise Company, Ltd.	19,262	95,045
First Financial Holding Company, Ltd.	377,543	325,531
Formosa Chemicals & Fibre Corp.	121,212	207,074
Formosa Petrochemical Corp.	39,720	85,195
Formosa Plastics Corp.	132,086	280,983
Fubon Financial Holding Company, Ltd.	269,897	584,229
Gigabyte Technology Company, Ltd.	17,000	166,347
Global Unichip Corp.	3,000	114,327
Globalwafers Company, Ltd.	8,000	138,894
Hon Hai Precision Industry Company, Ltd.	431,368	2,095,178
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Hotai Motor Company, Ltd.	10,200	$206,151
Hua Nan Financial Holdings Company, Ltd.	307,225	219,776
Innolux Corp. (A)	297,154	141,139
Inventec Corp.	89,899	164,525
Largan Precision Company, Ltd.	3,143	238,579
Lite-On Technology Corp.	67,626	224,176
MediaTek, Inc.	52,340	1,896,504
Mega Financial Holding Company, Ltd.	399,003	501,719
Micro-Star International Company, Ltd.	25,000	130,458
Nan Ya Plastics Corp.	160,992	276,965
Nan Ya Printed Circuit Board Corp.	8,000	49,492
Nanya Technology Corp.	43,000	90,813
Nien Made Enterprise Company, Ltd.	6,000	66,502
Novatek Microelectronics Corp.	20,361	374,842
Pegatron Corp.	66,989	208,555
PharmaEssentia Corp. (A)	8,000	79,938
Pou Chen Corp.	78,641	89,022
Powerchip Semiconductor Manufacturing Corp. (A)	106,000	85,788
President Chain Store Corp.	19,496	161,667
Quanta Computer, Inc.	93,771	821,150
Realtek Semiconductor Corp.	16,999	296,024
Ruentex Development Company, Ltd.	51,840	56,774
Shin Kong Financial Holding Company, Ltd. (A)	455,790	114,752
SinoPac Financial Holdings Company, Ltd.	355,369	238,653
Synnex Technology International Corp.	41,928	102,647
Taishin Financial Holding Company, Ltd.	388,535	217,890
Taiwan Business Bank	210,944	104,800
Taiwan Cement Corp.	232,594	230,212
Taiwan Cooperative Financial Holding Company, Ltd.	354,260	287,554
Taiwan High Speed Rail Corp.	66,000	62,175
Taiwan Mobile Company, Ltd.	63,257	201,520
Taiwan Semiconductor Manufacturing Company, Ltd.	852,227	20,416,101
The Shanghai Commercial & Savings Bank, Ltd.	133,142	200,707
Unimicron Technology Corp.	47,000	279,424
Uni-President Enterprises Corp.	167,487	399,679
United Microelectronics Corp.	390,313	633,885
Vanguard International Semiconductor Corp.	31,000	82,163
Voltronic Power Technology Corp.	2,000	103,155
Walsin Lihwa Corp.	97,735	114,195
Wan Hai Lines, Ltd.	22,770	31,380
Winbond Electronics Corp.	106,100	89,521
Wistron Corp.	90,000	339,037
Wiwynn Corp.	3,000	205,429
WPG Holdings, Ltd.	54,840	164,539
Yageo Corp.	12,015	222,954
Yang Ming Marine Transport Corp.	60,000	82,836
Yuanta Financial Holding Company, Ltd.	351,600	330,819
Zhen Ding Technology Holding, Ltd.	23,000	89,829
		43,082,005
Thailand - 0.4%
Advanced Info Service PCL	40,400	225,988
Airports of Thailand PCL	144,700	258,964
Asset World Corp. PCL, NVDR	275,600	31,202
Bangkok Dusit Medical Services PCL, NVDR	387,300	300,220
Bangkok Expressway & Metro PCL, NVDR	354,600	77,756

105

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
BTS Group Holdings PCL, NVDR	301,600	$46,371
Bumrungrad Hospital PCL, NVDR	20,500	125,443
Central Pattana PCL, NVDR	64,400	110,924
Central Retail Corp. PCL	45,441	44,885
Charoen Pokphand Foods PCL	136,200	68,031
CP ALL PCL	184,600	276,157
CP ALL PCL, NVDR	12,300	18,401
CP Axtra PCL, NVDR	71,600	61,384
Delta Electronics Thailand PCL, NVDR	105,500	209,413
Energy Absolute PCL	56,900	53,547
Global Power Synergy PCL, NVDR	24,100	34,772
Gulf Energy Development PCL, NVDR	101,050	121,274
Home Product Center PCL	204,400	60,048
Indorama Ventures PCL, NVDR	54,900	36,015
Intouch Holdings PCL, NVDR	32,900	62,060
Kasikornbank PCL, NVDR	20,000	67,997
Krung Thai Bank PCL	164,375	75,776
Krungthai Card PCL	30,800	38,692
Land & Houses PCL, NVDR	393,400	79,343
Minor International PCL, NVDR	131,483	119,128
Muangthai Capital PCL, NVDR	25,600	32,686
PTT Exploration & Production PCL	47,147	193,334
PTT Global Chemical PCL	87,373	91,194
PTT Oil & Retail Business PCL, NVDR	102,500	49,532
PTT PCL	329,000	302,701
PTT PCL, NVDR	10,500	9,661
SCB X PCL	23,348	72,989
SCG Packaging PCL, NVDR	44,000	34,721
Thai Oil PCL	50,886	82,176
The Siam Cement PCL	12,000	83,969
The Siam Cement PCL, NVDR	14,300	100,063
TMBThanachart Bank PCL, NVDR	829,800	41,409
True Corp. PCL (A)	269,362	56,914
		3,755,140
Turkey - 0.2%
Akbank TAS	100,286	145,027
Aselsan Elektronik Sanayi Ve Ticaret AS	46,762	80,128
BIM Birlesik Magazalar AS	16,428	178,478
Coca-Cola Icecek AS	2,629	45,710
Eregli Demir ve Celik Fabrikalari TAS (A)	49,091	63,959
Ford Otomotiv Sanayi AS	2,390	85,335
Haci Omer Sabanci Holding AS	34,855	89,442
KOC Holding AS	25,423	159,935
Pegasus Hava Tasimaciligi AS (A)	1,574	39,708
Sasa Polyester Sanayi AS (A)	35,185	46,777
Tofas Turk Otomobil Fabrikasi AS	4,273	36,017
Turk Hava Yollari AO (A)	18,859	173,614
Turkcell Iletisim Hizmetleri AS	38,572	81,532
Turkiye Is Bankasi AS, Class C	336,501	116,753
Turkiye Petrol Rafinerileri AS	34,986	191,502
Turkiye Sise ve Cam Fabrikalari AS	47,094	66,207
Yapi ve Kredi Bankasi AS	100,953	85,819
		1,685,943
United Arab Emirates - 0.0%
NMC Health PLC (A)(E)	4,471	0
United Kingdom - 8.4%
3i Group PLC	33,057	1,172,114
abrdn PLC	67,699	120,597
Admiral Group PLC	8,900	318,955
Anglo American PLC	43,776	1,078,763
AngloGold Ashanti PLC	14,430	322,169
Ashtead Group PLC	14,934	1,063,736
Associated British Foods PLC	11,883	374,918
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
AstraZeneca PLC	53,404	$7,174,487
Auto Trader Group PLC (B)	31,085	274,509
Aviva PLC	96,832	607,591
BAE Systems PLC	103,325	1,761,216
Barclays PLC	522,083	1,210,003
Barratt Developments PLC	38,692	232,232
BP PLC	589,696	3,699,411
British American Tobacco PLC	69,341	2,104,572
BT Group PLC	237,392	328,541
Bunzl PLC	11,428	439,721
Burberry Group PLC	13,108	200,504
Centrica PLC	192,412	310,179
Coca-Cola Europacific Partners PLC	6,887	486,554
Compass Group PLC	59,046	1,731,973
Croda International PLC	4,570	282,770
Diageo PLC	77,012	2,849,611
Endeavour Mining PLC	6,282	127,475
Entain PLC	21,740	218,160
GSK PLC	141,767	3,043,790
Haleon PLC	206,788	866,602
Halma PLC	13,950	416,552
Hargreaves Lansdown PLC	13,764	127,744
HSBC Holdings PLC	659,988	5,159,004
Imperial Brands PLC	29,156	651,770
Informa PLC	48,542	509,302
InterContinental Hotels Group PLC	5,955	618,794
Intertek Group PLC	6,021	379,008
J Sainsbury PLC	55,808	190,553
JD Sports Fashion PLC	87,670	148,938
Kingfisher PLC	65,606	206,480
Land Securities Group PLC	25,882	214,974
Legal & General Group PLC	202,129	649,374
Lloyds Banking Group PLC	2,174,830	1,422,330
London Stock Exchange Group PLC	14,236	1,703,393
M&G PLC	75,877	211,191
Melrose Industries PLC	45,639	387,516
Mondi PLC	16,361	288,222
National Grid PLC	128,433	1,730,505
NatWest Group PLC	195,705	655,482
Next PLC	4,131	481,527
Ocado Group PLC (A)	19,565	112,202
Pearson PLC	23,325	307,131
Pepco Group NV (A)	5,907	26,621
Persimmon PLC	11,973	198,518
Phoenix Group Holdings PLC	27,163	189,664
Reckitt Benckiser Group PLC	24,469	1,394,854
RELX PLC	42,152	1,817,821
RELX PLC (Euronext Amsterdam Exchange)	22,799	987,582
Rentokil Initial PLC	85,275	507,003
Rio Tinto PLC	38,798	2,452,996
Rolls-Royce Holdings PLC (A)	289,960	1,560,089
Schroders PLC	29,188	138,668
Segro PLC	39,864	454,510
Severn Trent PLC	9,413	293,716
Shell PLC	224,018	7,432,795
Smith & Nephew PLC	29,554	369,986
Smiths Group PLC	12,075	250,296
Spirax-Sarco Engineering PLC	2,735	347,005
SSE PLC	36,760	766,372
St. James's Place PLC	20,193	118,466
Standard Chartered PLC	80,099	679,056
Taylor Wimpey PLC	139,593	241,338
Tesco PLC	247,643	927,539
The Berkeley Group Holdings PLC	4,051	243,386

106

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
The Sage Group PLC	34,459	$550,725
Unilever PLC	86,141	4,324,431
United Utilities Group PLC	23,160	300,932
Vodafone Group PLC	776,383	688,593
Whitbread PLC	6,683	279,402
Wise PLC, Class A (A)	20,804	243,185
WPP PLC	36,478	345,707
		77,104,401
United States - 0.1%
BeiGene, Ltd. (A)	23,300	280,313
Brookfield Renewable Corp., Class A	5,150	126,379
Legend Biotech Corp., ADR (A)	2,500	140,225
Parade Technologies, Ltd.	3,000	86,344
RB Global, Inc.	6,100	464,610
Southern Copper Corp.	2,874	306,138
		1,404,009
TOTAL COMMON STOCKS (Cost $640,631,613)		$886,763,388
PREFERRED SECURITIES - 0.9%
Brazil - 0.4%
Banco Bradesco SA	179,381	510,024
Banco BTG Pactual SA	4	7
Centrais Eletricas Brasileiras SA, B Shares	5,700	52,995
Cia Energetica de Minas Gerais	47,171	118,130
Companhia Paranaense de Energia, B Shares	32,500	62,338
Gerdau SA	45,780	202,639
Itau Unibanco Holding SA	164,589	1,136,771
Itausa SA	181,640	380,273
Petroleo Brasileiro SA	165,151	1,230,219
		3,693,396
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	490	23,907
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	224,263
Dr. Ing. h.c. F. Porsche AG (B)	3,890	386,892
Henkel AG & Company KGaA	5,727	460,315
Porsche Automobil Holding SE	5,695	301,687
Sartorius AG	903	358,592
Volkswagen AG	6,978	925,454
		2,657,203
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
South Korea - 0.2%
Hyundai Motor Company	793	$93,172
Hyundai Motor Company, 2nd Preferred	1,197	139,503
LG Chem, Ltd.	265	59,124
Samsung Electronics Company, Ltd.	28,478	1,421,400
		1,713,199
TOTAL PREFERRED SECURITIES (Cost $7,428,615)		$8,087,705
WARRANTS - 0.0%
Constellation Software, Inc. (Expiration Date: 3-31-40) (A)(E)(F)	700	0
TOTAL WARRANTS (Cost $0)		$0
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 2.3%
Fidelity Government Portfolio, Institutional Class, 5.2500% (G)	18,031,717	18,031,717
John Hancock Collateral Trust, 5.2975% (G)(H)	346,469	3,463,788
TOTAL SHORT-TERM INVESTMENTS (Cost $21,496,437)		$21,495,505
Total Investments (International Equity Index Trust) (Cost $669,556,665) - 99.5%		$916,346,598
Other assets and liabilities, net - 0.5%		4,278,608
TOTAL NET ASSETS - 100.0%		$920,625,206
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $3,442,166.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 3-31-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	114	Long	Jun 2024	$13,442,633	$13,430,340	$(12,293)
Mini MSCI Emerging Markets Index Futures	109	Long	Jun 2024	5,707,715	5,716,505	8,790
MSCI Kuwait Index Futures	121	Long	Jun 2024	1,944,157	1,919,665	(24,492)
MSCI Qatar Index Futures	129	Long	Jun 2024	2,059,164	2,004,015	(55,149)
MSCI UAE Index Futures	80	Long	Jun 2024	2,892,489	2,945,600	53,111
S&P/TSX 60 Index Futures	8	Long	Jun 2024	1,560,185	1,584,467	24,282
						$(5,751)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
107

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.9%
Australia - 7.3%
A2B Australia, Ltd.	9,047	$8,473
Accent Group, Ltd.	24,907	32,948
Adairs, Ltd.	7,392	12,375
Adbri, Ltd. (A)	19,036	38,851
Ainsworth Game Technology, Ltd. (A)	10,192	8,069
Alcidion Group, Ltd. (A)	43,339	1,441
Alkane Resources, Ltd. (A)	25,036	10,208
Alliance Aviation Services, Ltd. (A)	3,238	6,127
Altium, Ltd.	425	18,053
Alumina, Ltd. (A)	53,091	49,197
AMA Group, Ltd. (A)	56,721	2,032
AMP, Ltd.	110,740	84,477
Ansell, Ltd.	5,635	90,243
Appen, Ltd. (A)(B)	6,367	2,426
Arafura Rare Earths, Ltd. (A)(B)	204,393	27,324
ARB Corp., Ltd.	3,247	87,468
Archer Materials, Ltd. (A)	10,038	3,733
ARN Media, Ltd.	20,357	11,670
Articore Group, Ltd. (A)(B)	13,929	5,017
AUB Group, Ltd.	5,591	108,350
Audinate Group, Ltd. (A)	5,069	69,141
Aurelia Metals, Ltd. (A)	115,998	11,702
Aussie Broadband, Ltd. (A)	9,321	21,733
Austal, Ltd.	23,155	33,144
Australian Agricultural Company, Ltd. (A)	28,065	24,881
Australian Clinical Labs, Ltd. (B)	5,715	10,016
Australian Ethical Investment, Ltd.	4,074	13,094
Australian Finance Group, Ltd.	15,010	15,936
Australian Strategic Materials, Ltd. (A)	2,603	2,342
Auswide Bank, Ltd.	771	2,205
AVZ Minerals, Ltd. (A)(C)	98,026	37,369
Baby Bunting Group, Ltd.	5,551	7,592
Bank of Queensland, Ltd.	32,354	133,290
Bapcor, Ltd.	15,610	64,183
Base Resources, Ltd.	32,069	2,408
Beach Energy, Ltd.	74,859	89,782
Beacon Lighting Group, Ltd.	6,674	12,868
Bega Cheese, Ltd. (B)	15,122	41,200
Bell Financial Group, Ltd.	10,635	9,424
Bellevue Gold, Ltd. (A)	54,153	66,596
BetMakers Technology Group, Ltd. (A)	14,102	901
Bigtincan Holdings, Ltd. (A)	29,230	2,956
Boss Energy, Ltd. (A)	26,633	82,700
Bravura Solutions, Ltd. (A)	32,221	29,384
Breville Group, Ltd.	4,635	83,040
Brickworks, Ltd.	3,876	71,938
Bubs Australia, Ltd. (A)	33,097	3,664
BWX, Ltd. (A)(C)	9,946	1,296
Calidus Resources, Ltd. (A)	34,959	2,625
Calidus Resources, Ltd., Additional Offering (A)	7,441	559
Capitol Health, Ltd.	41,735	6,524
Capricorn Metals, Ltd. (A)	13,300	44,613
Carnarvon Energy, Ltd. (A)	51,813	6,410
Cash Converters International, Ltd.	14,501	2,124
Cedar Woods Properties, Ltd.	5,696	17,814
Cettire, Ltd. (A)	7,920	20,908
Challenger, Ltd.	19,023	88,120
Champion Iron, Ltd.	13,415	64,765
Chrysos Corp., Ltd. (A)	1,788	7,990
City Chic Collective, Ltd. (A)	9,410	2,514
Clinuvel Pharmaceuticals, Ltd.	2,335	21,845
Clover Corp., Ltd.	8,155	2,579
Coast Entertainment Holdings, Ltd. (A)	39,016	13,480
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Codan, Ltd.	7,402	$52,433
Collins Foods, Ltd.	5,736	37,906
Cooper Energy, Ltd. (A)	158,205	22,757
Corporate Travel Management, Ltd.	4,156	45,969
Credit Corp. Group, Ltd.	3,047	36,707
CSR, Ltd.	25,551	146,882
Data#3, Ltd.	5,537	29,875
De Grey Mining, Ltd. (A)	74,039	61,092
Deterra Royalties, Ltd.	10,662	34,259
Dicker Data, Ltd.	2,871	20,145
Domain Holdings Australia, Ltd.	11,859	25,341
Domino's Pizza Enterprises, Ltd.	2,497	70,546
Downer EDI, Ltd.	26,043	86,602
Eagers Automotive, Ltd.	7,533	69,510
Elders, Ltd.	6,762	41,325
Emeco Holdings, Ltd.	22,924	10,622
Emerald Resources NL (A)	28,411	54,310
EML Payments, Ltd. (A)	16,327	13,088
Enero Group, Ltd.	3,952	4,560
EQT Holdings, Ltd.	993	19,026
EVT, Ltd.	5,448	44,097
Finbar Group, Ltd. (A)	8,370	3,768
FleetPartners Group, Ltd. (A)	16,681	40,880
Fleetwood, Ltd.	8,058	7,851
Flight Centre Travel Group, Ltd.	6,231	88,635
Frontier Digital Ventures, Ltd. (A)	11,391	4,308
G8 Education, Ltd.	51,376	40,175
Galan Lithium, Ltd. (A)(B)	16,777	4,540
Gold Road Resources, Ltd.	44,969	46,372
GrainCorp, Ltd., Class A	9,793	52,576
Grange Resources, Ltd.	21,083	6,045
GUD Holdings, Ltd.	7,010	53,878
GWA Group, Ltd.	12,453	21,751
Hansen Technologies, Ltd.	11,735	37,255
Harvey Norman Holdings, Ltd.	24,082	80,819
Healius, Ltd. (A)	30,121	25,994
Helia Group, Ltd.	18,245	46,486
Highfield Resources, Ltd. (A)	13,495	3,740
HUB24, Ltd.	3,277	90,514
Humm Group, Ltd.	28,676	9,330
Iluka Resources, Ltd.	3,755	17,649
Imdex, Ltd.	25,654	38,923
Immutep, Ltd. (A)	26,372	6,530
Infomedia, Ltd.	17,584	20,403
Inghams Group, Ltd.	20,588	48,165
Insignia Financial, Ltd.	34,787	57,165
Integral Diagnostics, Ltd.	13,604	19,961
Ioneer, Ltd. (A)(B)	61,614	6,422
IPH, Ltd.	10,647	43,762
IRESS, Ltd. (A)	7,892	42,635
IVE Group, Ltd.	11,452	16,270
Johns Lyng Group, Ltd.	11,815	49,369
Jumbo Interactive, Ltd.	2,253	25,176
Jupiter Mines, Ltd.	116,266	17,047
Karoon Energy, Ltd. (A)	44,459	62,804
Kelsian Group, Ltd.	8,073	30,386
Kogan.com, Ltd. (A)	1,950	10,026
Lendlease Corp., Ltd.	7,380	30,913
Lifestyle Communities, Ltd.	4,954	50,560
Lindsay Australia, Ltd.	20,704	15,040
Link Administration Holdings, Ltd.	18,547	26,964
Lovisa Holdings, Ltd.	3,846	83,622
Lycopodium, Ltd.	1,317	10,044
MA Financial Group, Ltd.	4,146	13,194
Macmahon Holdings, Ltd.	112,440	16,484

108

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Macquarie Technology Group, Ltd. (A)	246	$12,757
Magellan Financial Group, Ltd.	5,757	37,093
Mayne Pharma Group, Ltd. (A)	4,957	23,378
McMillan Shakespeare, Ltd.	3,346	42,784
McPherson's, Ltd.	9,168	3,259
Megaport, Ltd. (A)	6,675	65,160
Mesoblast, Ltd. (A)	18,183	6,572
Metals X, Ltd. (A)	48,765	11,289
Metcash, Ltd.	40,787	103,949
Michael Hill International, Ltd.	16,629	7,587
MMA Offshore, Ltd. (A)	25,635	43,622
Monadelphous Group, Ltd.	5,646	52,158
Monash IVF Group, Ltd.	21,798	20,528
Mount Gibson Iron, Ltd. (A)	19,096	5,341
Myer Holdings, Ltd.	63,302	33,604
MyState, Ltd.	5,893	14,049
Nanosonics, Ltd. (A)	11,541	20,674
Navigator Global Investments, Ltd.	11,684	12,503
Netwealth Group, Ltd.	4,931	67,805
New Hope Corp., Ltd.	23,547	71,335
nib holdings, Ltd.	22,359	114,524
Nick Scali, Ltd.	2,648	26,566
Nickel Industries, Ltd.	57,059	30,095
Nine Entertainment Company Holdings, Ltd.	57,796	64,374
Novonix, Ltd. (A)(B)	10,082	5,628
NRW Holdings, Ltd.	25,786	49,197
Nufarm, Ltd.	21,032	75,408
Nuix, Ltd. (A)	10,473	15,216
Objective Corp., Ltd.	921	7,736
OceanaGold Corp.	38,000	85,844
OFX Group, Ltd. (A)	14,134	15,003
Omni Bridgeway, Ltd. (A)	15,737	15,526
oOh!media, Ltd.	31,712	36,779
Orora, Ltd.	63,721	112,919
Pacific Current Group, Ltd.	1,717	11,425
Paladin Energy, Ltd. (A)	171,791	153,060
Panoramic Resources, Ltd. (A)(C)	95,428	2,176
Pantoro, Ltd. (A)	102,069	4,200
Peet, Ltd.	13,800	10,832
PeopleIN, Ltd.	5,152	3,692
Perenti, Ltd.	35,432	22,627
Perpetual, Ltd.	4,587	74,975
Perseus Mining, Ltd.	68,083	95,471
PEXA Group, Ltd. (A)	4,479	39,545
Pinnacle Investment Management Group, Ltd.	5,460	41,341
Platinum Asset Management, Ltd.	22,136	15,582
Poseidon Nickel, Ltd. (A)	71,048	302
Praemium, Ltd. (A)	28,131	8,070
Premier Investments, Ltd.	4,406	94,191
Propel Funeral Partners, Ltd.	3,234	11,785
PSC Insurance Group, Ltd.	5,616	19,843
PWR Holdings, Ltd.	4,736	35,599
Ramelius Resources, Ltd.	38,707	46,982
ReadyTech Holdings, Ltd. (A)	4,809	10,501
Red 5, Ltd. (A)	165,165	40,961
Regis Healthcare, Ltd.	9,267	24,217
Regis Resources, Ltd. (A)	35,749	46,987
Resolute Mining, Ltd. (A)	88,090	24,707
Ridley Corp., Ltd.	19,540	31,718
RPMGlobal Holdings, Ltd. (A)	6,670	9,604
Sandfire Resources, Ltd. (A)	21,317	123,469
Select Harvests, Ltd. (A)	7,081	20,533
Servcorp, Ltd.	3,171	7,807
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Service Stream, Ltd.	27,275	$22,226
Seven West Media, Ltd. (A)	85,038	10,529
SG Fleet Group, Ltd.	8,938	17,178
Sigma Healthcare, Ltd.	112,073	94,611
Silver Lake Resources, Ltd. (A)	48,508	39,221
Silver Mines, Ltd. (A)	80,735	8,938
Sims, Ltd.	7,974	66,067
SmartGroup Corp., Ltd.	8,029	50,840
SolGold PLC (A)	65,333	8,734
Solvar, Ltd.	9,936	6,940
Southern Cross Media Group, Ltd.	17,291	10,760
SRG Global, Ltd.	35,644	18,578
St. Barbara, Ltd. (A)	33,249	3,788
Strike Energy, Ltd. (A)(B)	118,299	20,026
Super Retail Group, Ltd.	7,649	80,267
Superloop, Ltd. (A)	22,967	20,199
Syrah Resources, Ltd. (A)	62,038	20,030
Tabcorp Holdings, Ltd.	93,926	46,219
Technology One, Ltd.	9,793	108,242
Temple & Webster Group, Ltd. (A)	5,814	49,725
Ten Sixty Four, Ltd. (A)(C)	8,127	3,019
Terracom, Ltd.	32,978	5,159
The Reject Shop, Ltd.	2,561	7,595
The Star Entertainment Group, Ltd. (A)	35,991	13,469
Tuas, Ltd. (A)	10,517	26,770
Tyro Payments, Ltd. (A)	10,423	6,986
Ventia Services Group Pty, Ltd.	27,017	67,800
Viva Energy Group, Ltd. (D)	45,487	109,753
Vulcan Energy Resources, Ltd. (A)(B)	3,849	7,198
Webjet, Ltd. (A)	16,369	94,123
West African Resources, Ltd. (A)	42,178	33,027
Westgold Resources, Ltd.	18,696	31,983
Whitehaven Coal, Ltd.	8,447	39,064
Zip Company, Ltd. (A)	18,285	16,551
		7,715,699
Austria - 1.4%
Addiko Bank AG (A)	668	12,936
Agrana Beteiligungs AG	724	10,936
ams AG (A)	44,522	51,574
ANDRITZ AG	2,533	157,874
AT&S Austria Technologie & Systemtechnik AG	1,188	24,787
BAWAG Group AG (A)(D)	3,380	213,926
CA Immobilien Anlagen AG	1,426	50,269
DO & Company AG	278	41,474
Eurotelesites AG (A)	1,109	4,433
EVN AG	2,014	53,226
Fabasoft AG	599	12,878
FACC AG (A)	1,116	7,658
IMMOFINANZ AG (A)	1,792	43,651
Kapsch TrafficCom AG (A)	191	1,751
Kontron AG	2,318	51,123
Lenzing AG (A)	566	19,560
Mayr Melnhof Karton AG	302	37,642
Oesterreichische Post AG	1,378	47,055
Palfinger AG	876	21,794
POLYTEC Holding AG	995	3,596
Porr AG	876	13,414
Raiffeisen Bank International AG	4,719	93,927
RHI Magnesita NV	552	24,565
Rosenbauer International AG (A)	174	5,290
Schoeller-Bleckmann Oilfield Equipment AG	710	33,932
Semperit AG Holding	822	10,874
Telekom Austria AG (A)	6,865	57,375

109

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Austria (continued)
UBM Development AG	411	$8,331
UNIQA Insurance Group AG	3,329	28,754
Vienna Insurance Group AG	1,157	36,054
voestalpine AG	4,524	126,913
Wienerberger AG	4,676	170,328
Zumtobel Group AG	2,545	15,844
		1,493,744
Belgium - 1.5%
Ackermans & van Haaren NV	982	171,686
Ageas SA/NV	746	34,559
AGFA-Gevaert NV (A)	6,780	9,727
Atenor (B)	1,218	8,764
Azelis Group NV	898	18,968
Barco NV	3,257	53,667
Bekaert SA	1,389	71,222
Biocartis Group NV (A)(C)(D)	4,063	1,271
bpost SA (B)	4,236	15,831
Cie d'Entreprises CFE	416	3,212
Colruyt Group N.V	2,658	122,875
Deceuninck NV	2,515	6,120
Deme Group NV	416	66,553
Econocom Group SA/NV	6,435	14,741
Euronav NV	4,264	70,641
Euronav NV (New York Stock Exchange) (B)	2,324	38,648
EVS Broadcast Equipment SA	811	29,187
Fagron	2,712	51,670
Galapagos NV (A)	1,566	50,167
Gimv NV	1,093	52,508
Immobel SA (B)	209	6,541
Ion Beam Applications	1,305	18,443
Kinepolis Group NV	585	26,843
Lotus Bakeries NV	17	164,132
Melexis NV	863	69,887
Ontex Group NV (A)(B)	3,927	33,201
Orange Belgium SA (A)	417	6,167
Proximus SADP	6,084	49,203
Recticel SA (B)	2,296	27,075
Sipef NV	420	25,123
Solvay SA	2,641	72,077
Tessenderlo Group SA	1,111	29,066
Umicore SA	3,052	65,800
Van de Velde NV	377	13,838
VGP NV	618	70,737
Viohalco SA	7,173	43,268
X-Fab Silicon Foundries SE (A)(D)	3,484	26,358
		1,639,776
Bermuda - 0.2%
Hiscox, Ltd.	14,943	234,096
Cambodia - 0.0%
NagaCorp, Ltd. (A)	52,981	23,178
Canada - 10.4%
5N Plus, Inc. (A)	3,515	12,975
Acadian Timber Corp.	800	10,265
Advantage Energy, Ltd. (A)	9,000	65,645
Aecon Group, Inc.	3,200	40,185
Africa Oil Corp.	22,402	39,030
Ag Growth International, Inc.	1,100	49,829
AGF Management, Ltd., Class B	4,298	26,019
Aimia, Inc. (A)	7,777	14,698
AirBoss of America Corp.	1,500	6,589
Alamos Gold, Inc., Class A	13,672	201,565
Algoma Central Corp.	700	7,659
Altius Minerals Corp.	1,700	25,791
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Altus Group, Ltd.	2,318	$88,781
Amerigo Resources, Ltd. (B)	13,502	15,450
Andlauer Healthcare Group, Inc.	1,218	38,189
Andrew Peller, Ltd., Class A (B)	2,300	6,775
Aritzia, Inc. (A)	3,145	86,835
Ascot Resources, Ltd. (A)	13,700	7,586
Atco, Ltd., Class I	2,918	81,236
Athabasca Oil Corp. (A)	35,674	137,739
ATS Corp. (A)	4,247	142,910
AutoCanada, Inc. (A)(B)	1,985	39,391
B2Gold Corp.	52,751	138,250
B2Gold Corp. (NYSE American Exchange)	5,393	14,076
Badger Infrastructure Solutions, Ltd.	1,832	67,894
Ballard Power Systems, Inc. (A)(B)	9,718	27,047
Bausch Health Companies, Inc. (New York Stock Exchange) (A)	12,400	131,365
Baytex Energy Corp. (B)	5,374	19,400
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd.	11,933	47,043
Bird Construction, Inc.	4,995	68,736
Black Diamond Group, Ltd.	2,750	18,170
BlackBerry, Ltd. (A)(B)	17,634	48,298
BMTC Group, Inc.	500	5,485
Bombardier, Inc., Class B (A)	3,969	170,387
Boralex, Inc., Class A	4,010	84,726
Boyd Group Services, Inc.	860	181,835
Calian Group, Ltd.	605	25,369
Calibre Mining Corp. (A)	11,500	14,178
Canaccord Genuity Group, Inc. (B)	5,281	34,699
Canacol Energy, Ltd. (B)	1,513	5,138
Canada Goose Holdings, Inc. (A)(B)	2,213	26,679
Canadian Western Bank	5,015	104,406
Canfor Corp. (A)	2,404	30,366
Canfor Pulp Products, Inc. (A)(B)	2,715	3,387
Capital Power Corp.	6,027	170,013
Capstone Copper Corp. (A)	29,467	187,520
Cardinal Energy, Ltd. (B)	5,530	28,904
Cascades, Inc.	4,523	33,024
Celestica, Inc. (A)	4,197	188,571
Celestica, Inc. (New York Stock Exchange) (A)	3,200	143,808
Centerra Gold, Inc.	9,077	53,609
CES Energy Solutions Corp.	18,429	64,081
China Gold International Resources Corp., Ltd.	18,050	115,132
CI Financial Corp.	6,700	85,670
Cineplex, Inc. (A)	1,227	6,676
Cogeco Communications, Inc.	563	24,971
Cogeco, Inc.	445	18,693
Colliers International Group, Inc.	980	119,788
Computer Modelling Group, Ltd.	4,420	33,185
Corby Spirit and Wine, Ltd. (B)	700	6,661
Corus Entertainment, Inc., B Shares	11,806	6,363
Crescent Point Energy Corp.	5,319	43,509
Crescent Point Energy Corp. (New York Stock Exchange)	14,026	114,873
Crew Energy, Inc. (A)(B)	8,100	27,806
Cronos Group, Inc. (A)	5,470	14,336
Cronos Group, Inc. (Nasdaq Exchange) (A)	7,260	18,949
Definity Financial Corp.	1,428	45,479
Denison Mines Corp. (A)	23,898	46,753
Dexterra Group, Inc.	1,621	6,642
Doman Building Materials Group, Ltd.	3,600	21,953

110

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Dorel Industries, Inc., Class B (A)	1,800	$9,196
DREAM Unlimited Corp., Class A	1,350	19,325
Dundee Precious Metals, Inc.	7,687	58,452
Dye & Durham, Ltd.	2,990	34,700
E-L Financial Corp., Ltd.	100	80,395
Eldorado Gold Corp. (A)	10,368	145,736
Endeavour Silver Corp. (A)	6,945	16,715
Enerflex, Ltd. (B)	6,400	37,232
Enerplus Corp.	10,813	212,420
Enghouse Systems, Ltd.	1,800	40,570
Ensign Energy Services, Inc. (A)(B)	9,800	18,738
EQB, Inc.	1,392	87,299
Equinox Gold Corp. (A)	12,552	75,708
ERO Copper Corp. (A)	2,900	55,921
Evertz Technologies, Ltd.	1,900	20,788
Exchange Income Corp.	568	20,761
Exco Technologies, Ltd.	1,500	8,217
Extendicare, Inc. (B)	6,230	35,093
Fiera Capital Corp. (B)	5,935	36,191
Finning International, Inc.	7,281	213,987
Firm Capital Mortgage Investment Corp.	1,100	9,306
First Majestic Silver Corp.	9,281	54,471
First Majestic Silver Corp. (New York Stock Exchange)	1,582	9,302
First Mining Gold Corp. (A)(B)	39,000	3,455
First National Financial Corp.	700	19,441
Fission Uranium Corp. (A)	19,500	13,964
Fortuna Silver Mines, Inc. (A)	14,300	53,102
Freehold Royalties, Ltd. (B)	5,429	58,476
Frontera Energy Corp. (A)	2,200	13,432
Galiano Gold, Inc. (A)	6,600	9,160
Gamehost, Inc.	100	730
GDI Integrated Facility Services, Inc. (A)	300	8,684
Gibson Energy, Inc.	7,506	127,783
goeasy, Ltd.	372	43,773
GoGold Resources, Inc. (A)	5,300	4,813
Gran Tierra Energy, Inc. (A)(B)	2,516	17,999
Guardian Capital Group, Ltd., Class A	1,100	38,801
Hammond Power Solutions, Inc.	400	42,819
Hanfeng Evergreen, Inc. (A)(C)	200	0
Headwater Exploration, Inc.	9,290	52,604
Heroux-Devtek, Inc. (A)	2,700	36,258
High Liner Foods, Inc. (B)	1,773	17,736
HLS Therapeutics, Inc.	700	2,067
Hudbay Minerals, Inc.	13,410	93,852
IAMGOLD Corp. (A)	24,627	82,178
Imperial Metals Corp. (A)(B)	5,060	8,031
Information Services Corp.	800	16,354
Innergex Renewable Energy, Inc.	1,063	6,270
Interfor Corp. (A)	2,920	45,615
International Petroleum Corp. (A)(B)	337	3,993
International Petroleum Corp. (Nasdaq Stockholm Exchange) (A)	3,496	41,765
International Tower Hill Mines, Ltd. (A)	2,300	1,528
Jamieson Wellness, Inc. (D)	2,200	43,300
K92 Mining, Inc. (A)	4,411	20,516
KAB Distribution, Inc. (A)(C)	7,076	0
Karora Resources, Inc. (A)(B)	4,800	18,002
K-Bro Linen, Inc.	600	15,543
Kelt Exploration, Ltd. (A)	10,445	46,652
Knight Therapeutics, Inc. (A)	5,400	21,129
Labrador Iron Ore Royalty Corp. (B)	2,318	49,421
Largo, Inc. (A)	780	1,284
Lassonde Industries, Inc., Class A	200	21,964
Laurentian Bank of Canada	1,514	31,318
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Leon's Furniture, Ltd.	1,883	$31,403
Lightspeed Commerce, Inc. (A)	5,593	78,658
Linamar Corp.	1,966	104,501
Lucara Diamond Corp. (A)	25,184	5,857
Lundin Gold, Inc.	4,258	59,852
Magellan Aerospace Corp.	900	5,295
Mainstreet Equity Corp.	400	55,490
Major Drilling Group International, Inc. (A)	4,513	29,986
Manitok Energy, Inc. (A)(C)	16	0
Maple Leaf Foods, Inc.	4,140	67,882
Martinrea International, Inc.	4,603	41,322
Mattr Corp. (A)	4,173	54,714
MDA, Ltd. (A)	4,887	53,071
Medical Facilities Corp.	2,104	16,076
MEG Energy Corp. (A)	1,448	33,246
Melcor Developments, Ltd.	1,000	8,483
Methanex Corp.	3,089	137,672
Morguard Corp.	400	34,946
MTY Food Group, Inc.	742	28,008
Mullen Group, Ltd.	3,682	39,469
New Gold, Inc. (A)	34,515	58,096
NFI Group, Inc. (A)(B)	2,960	28,124
North American Construction Group, Ltd.	2,100	46,696
Northland Power, Inc.	642	10,489
Nuvei Corp. (D)	1,646	52,033
NuVista Energy, Ltd. (A)	9,305	81,609
Onex Corp.	878	65,771
Organigram Holdings, Inc. (A)	2,232	4,762
Orla Mining, Ltd. (A)(B)	11,140	42,190
Osisko Gold Royalties, Ltd.	8,372	137,396
Osisko Mining, Inc. (A)	12,850	26,373
Paramount Resources, Ltd., Class A (B)	4,073	82,660
Parex Resources, Inc.	5,516	88,122
Park Lawn Corp.	1,792	22,093
Parkland Corp.	6,019	191,694
Pason Systems, Inc.	3,936	45,446
Peyto Exploration & Development Corp. (B)	8,697	95,859
PHX Energy Services Corp.	2,600	17,352
Pine Cliff Energy, Ltd. (B)	11,000	8,121
Pizza Pizza Royalty Corp.	1,729	17,640
Polaris Renewable Energy, Inc.	1,500	12,923
Pollard Banknote, Ltd.	1,000	26,400
PrairieSky Royalty, Ltd. (B)	11,227	219,890
Precision Drilling Corp. (A)	382	25,700
Premium Brands Holdings Corp. (B)	2,000	130,671
Quarterhill, Inc. (A)	9,800	13,529
Questerre Energy Corp., Class A (A)	19,444	3,086
Real Matters, Inc. (A)	3,500	15,813
RF Capital Group, Inc. (A)	185	987
Richelieu Hardware, Ltd.	2,000	62,899
Rogers Sugar, Inc.	6,474	25,474
Russel Metals, Inc.	2,746	91,368
Savaria Corp. (B)	2,300	28,458
Seabridge Gold, Inc. (A)	2,830	42,788
Secure Energy Services, Inc.	13,477	110,936
Sienna Senior Living, Inc.	3,606	35,726
SilverCrest Metals, Inc. (A)	1,680	11,200
Sleep Country Canada Holdings, Inc. (D)	2,113	46,657
SNC-Lavalin Group, Inc.	4,622	189,036
Spartan Delta Corp. (B)	1,796	5,025
Spin Master Corp. (D)	1,400	35,823
Sprott, Inc.	1,329	49,037

111

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Stelco Holdings, Inc. (B)	1,675	$55,238
Stella-Jones, Inc.	3,178	185,347
Superior Plus Corp.	7,557	56,292
Surge Energy, Inc.	2,103	11,970
Tamarack Valley Energy, Ltd.	13,985	39,646
Taseko Mines, Ltd. (A)	16,100	34,588
Tecsys, Inc.	609	17,345
TELUS Corp.	1,407	22,509
TerraVest Industries, Inc.	600	26,577
The North West Company, Inc.	2,706	78,410
Tidewater Midstream and Infrastructure, Ltd. (B)	6,650	4,173
Tilray Brands, Inc. (A)	114	280
Timbercreek Financial Corp.	6,000	34,240
TLC Vision Corp. (A)(C)	3,400	0
Torex Gold Resources, Inc. (A)	5,460	80,375
Total Energy Services, Inc.	3,132	23,538
TransAlta Corp.	9,482	60,831
Transcontinental, Inc., Class A	4,783	51,942
Trevali Mining Corp. (A)(C)	3,713	253
Trican Well Service, Ltd.	16,409	50,273
Tricon Residential, Inc.	9,919	110,573
Triple Flag Precious Metals Corp.	828	11,963
Trisura Group, Ltd. (A)	2,500	76,871
Vecima Networks, Inc.	479	7,037
Vermilion Energy, Inc.	6,400	79,566
Wajax Corp.	1,300	31,441
Wesdome Gold Mines, Ltd. (A)	7,800	58,102
Western Copper & Gold Corp. (A)	5,400	8,252
Western Forest Products, Inc. (B)	25,850	12,023
Westshore Terminals Investment Corp.	2,189	41,403
Whitecap Resources, Inc.	19,495	147,520
Winpak, Ltd.	1,177	35,226
Yellow Pages, Ltd.	140	1,019
Zenith Capital Corp. (A)	1,700	255
		11,120,342
China - 0.0%
AustAsia Group, Ltd. (A)	4,540	732
Fosun Tourism Group (A)(B)(D)	11,400	5,189
		5,921
Denmark - 2.6%
ALK-Abello A/S (A)	6,021	108,598
Alm Brand A/S	33,083	63,078
Amagerbanken A/S (A)(C)	25,580	0
Ambu A/S, Class B (A)	6,585	108,376
Bang & Olufsen A/S (A)(B)	7,788	10,507
Bavarian Nordic A/S (A)	2,225	49,843
Better Collective A/S (A)	2,021	54,278
Cadeler A/S (A)	2,970	14,549
CBrain A/S	389	21,283
Chemometec A/S (B)	801	49,338
Columbus A/S	6,187	7,186
D/S Norden A/S	890	36,374
Dfds A/S	1,767	51,367
FLSmidth & Company A/S	2,796	139,676
GN Store Nord A/S (A)	5,046	133,461
H Lundbeck A/S	12,897	62,118
H+H International A/S, Class B (A)	1,146	11,587
ISS A/S	7,129	129,882
Jeudan A/S	380	12,125
Jyske Bank A/S	1,958	165,854
Lan & Spar Bank A/S	198	20,061
Matas A/S	2,910	49,333
Netcompany Group A/S (A)(B)(D)	880	36,375
Nilfisk Holding A/S (A)	1,220	25,000
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
NKT A/S (A)	2,513	$207,894
NNIT A/S (A)(D)	479	7,502
NTG Nordic Transport Group A/S (A)(B)	635	25,888
Per Aarsleff Holding A/S	883	44,067
Ringkjoebing Landbobank A/S	1,156	202,686
ROCKWOOL A/S, A Shares	130	42,411
ROCKWOOL A/S, B Shares	213	70,082
Royal Unibrew A/S	2,134	141,204
Scandinavian Tobacco Group A/S (D)	3,178	56,841
Schouw & Company A/S	666	51,333
Solar A/S, B Shares	410	19,765
SP Group A/S	368	11,564
Spar Nord Bank A/S	3,586	59,854
Sparekassen Sjaelland-Fyn A/S	1,012	31,219
Sydbank A/S	2,697	139,818
TCM Group A/S (A)	507	3,767
Tivoli A/S	102	10,888
Topdanmark A/S	1,997	85,336
UIE PLC	1,280	40,343
Vestjysk Bank A/S	22,473	15,035
Zealand Pharma A/S (A)	1,618	160,263
		2,788,009
Finland - 2.0%
Aktia Bank OYJ	3,501	37,837
Alma Media OYJ	1,962	20,873
Bittium OYJ	2,708	15,833
Cargotec OYJ, B Shares	1,564	109,049
Citycon OYJ (A)	4,136	17,069
Elisa OYJ	245	10,923
Enento Group OYJ (D)	860	16,007
EQ OYJ	483	7,129
Finnair OYJ (A)	6,510	20,595
Fiskars OYJ ABP	2,196	40,675
F-Secure OYJ	7,159	14,481
Harvia OYJ	846	34,966
HKScan OYJ, A Shares (A)	316	233
Huhtamaki OYJ	3,864	161,828
Kamux Corp.	1,688	10,567
Kemira OYJ	4,940	93,386
Kesko OYJ, B Shares	3,987	74,533
Kojamo OYJ (A)	4,092	48,494
Konecranes OYJ	2,713	140,822
Lassila & Tikanoja OYJ	1,929	18,307
Lindex Group OYJ (A)	3,912	13,647
Marimekko OYJ	1,923	25,786
Metsa Board OYJ, B Shares	6,636	50,274
Nokian Renkaat OYJ	4,287	40,382
Olvi OYJ, A Shares	721	23,962
Oma Saastopankki OYJ	490	10,570
Oriola OYJ, B Shares	9,290	10,182
Orion OYJ, Class A	711	26,523
Orion OYJ, Class B	3,859	143,852
Outokumpu OYJ	11,396	49,573
Pihlajalinna OYJ (A)	1,193	9,784
Ponsse OYJ	543	13,834
Puuilo OYJ	2,737	29,263
QT Group OYJ (A)	770	63,546
Raisio OYJ, V Shares	8,267	18,283
Rapala VMC OYJ (A)	908	2,694
Revenio Group OYJ	1,101	30,252
Sanoma OYJ	2,692	19,761
Taaleri OYJ	956	10,669
Talenom OYJ	637	4,079
Terveystalo OYJ (D)	4,887	39,736
TietoEVRY OYJ	3,237	68,497

112

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Tokmanni Group Corp.	2,438	$39,926
Vaisala OYJ, A Shares	952	38,951
Valmet OYJ	5,558	146,311
Verkkokauppa.com OYJ (A)	1,047	2,674
Wartsila OYJ ABP	18,553	281,961
WithSecure OYJ (A)	7,159	8,209
YIT OYJ	8,449	17,736
		2,134,524
France - 4.6%
ABC arbitrage	2,016	8,331
AKWEL SADIR	725	11,501
ALD SA (D)	5,832	41,230
Altamir	752	19,912
Alten SA	1,325	193,380
Arkema SA	372	39,164
Atos SE (A)(B)	2,440	4,975
Axway Software SA	531	15,072
Bastide le Confort Medical (A)	256	3,892
Beneteau SACA	2,839	41,839
Bigben Interactive (A)	1,198	3,617
Boiron SA	274	9,944
Bonduelle SCA	1,027	8,326
Catana Group	1,588	8,050
Cegedim SA (A)	495	6,934
CGG SA (A)	42,425	18,384
Cie des Alpes	998	14,533
Cie Plastic Omnium SE	2,278	29,665
Claranova SE (A)(B)	1,250	3,487
Clariane SE (B)	3,776	5,998
Coface SA	5,334	84,317
DBV Technologies SA (A)(B)	1,786	2,565
Derichebourg SA	6,625	31,486
Ekinops SAS (A)	1,302	5,242
Electricite de Strasbourg SA	31	3,830
Elior Group SA (A)(D)	8,308	22,211
Elis SA	9,226	209,693
Equasens	290	16,045
Eramet SA (B)	565	42,918
Etablissements Maurel et Prom SA	6,372	38,532
Eurazeo SE	1,837	160,967
Eutelsat Communications SACA (A)(B)	6,192	26,984
Exclusive Networks SA (A)	708	16,797
Exel Industries, A Shares	89	5,362
Fnac Darty SA	1,099	34,434
Forvia SE	7,066	107,060
Gaztransport Et Technigaz SA	1,746	261,049
Groupe Crit SA	163	12,629
Guerbet	326	11,553
Haulotte Group SA (A)	962	2,471
ID Logistics Group SACA (A)	176	67,150
Imerys SA	1,845	62,854
Infotel SA	348	17,636
Interparfums SA	270	15,212
IPSOS SA	2,027	142,903
Jacquet Metals SACA	1,024	20,364
JCDecaux SE (A)	1,836	35,640
Kaufman & Broad SA	901	26,269
La Francaise des Jeux SAEM (D)	2,587	105,440
Laurent-Perrier	110	14,297
Lectra	297	10,365
LISI SA	419	10,692
LNA Sante SA	166	3,660
Lumibird (A)	632	8,951
Maisons du Monde SA (D)	1,925	9,018
Manitou BF SA	880	24,092
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Mersen SA	1,369	$53,906
Metropole Television SA	1,324	19,737
Nacon SA (A)	446	617
Neoen SA (D)	2,310	65,395
Nexans SA	1,314	137,368
Nexity SA (B)	1,974	20,186
NRJ Group	782	6,631
OVH Groupe SAS (A)	146	1,524
Pierre Et Vacances SA (A)	10,785	14,913
Plastivaloire (A)	383	1,148
Quadient SA	2,171	44,649
Rexel SA	7,172	193,737
Robertet SA	12	10,330
Rubis SCA	3,866	136,494
Samse SA	48	9,546
Savencia SA	372	20,550
SCOR SE	6,971	241,320
SEB SA	1,048	134,084
Seche Environnement SACA	126	15,393
SMCP SA (A)(D)	1,921	4,830
Societe BIC SA	1,252	89,463
Societe LDC SADIR	212	31,081
SOITEC (A)	623	64,334
Sopra Steria Group	690	167,217
SPIE SA	5,882	221,108
Stef SA	202	29,717
Synergie SE	557	19,166
Technip Energies NV	6,139	155,300
Teleperformance SE	1,034	100,438
Television Francaise 1 SA	3,803	34,738
Thermador Groupe	453	43,178
Tikehau Capital SCA	1,575	34,581
Trigano SA	463	81,437
Ubisoft Entertainment SA (A)	4,551	95,726
Valeo SE	8,798	109,996
Vallourec SACA (A)	6,761	125,583
Vantiva SA (A)(B)	9,713	1,465
Verallia SA (D)	3,490	135,688
Vicat SACA	1,201	47,375
Virbac SACA	71	26,533
Voltalia SA (A)	1,403	9,927
Wavestone	331	20,041
		4,935,372
Gabon - 0.0%
Totalenergies EP Gabon	20	3,620
Georgia - 0.1%
Georgia Capital PLC (A)	1,145	19,170
TBC Bank Group PLC	1,831	74,276
		93,446
Germany - 5.6%
1&1 AG	2,192	37,837
7C Solarparken AG (B)	3,282	11,012
Adesso SE (B)	207	24,380
Adtran Networks SE (A)	804	17,313
All for One Group SE	130	8,166
Allgeier SE	498	10,778
Amadeus Fire AG	264	34,200
Atoss Software AG	218	64,449
Aurubis AG	1,560	109,717
Auto1 Group SE (A)(B)(D)	3,943	18,618
Basler AG	486	5,665
BayWa AG	669	18,158
Bechtle AG	3,835	202,697
Bertrandt AG	394	19,397

113

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Bijou Brigitte AG	340	$13,986
Bilfinger SE	1,781	83,184
Borussia Dortmund GmbH & Company KGaA (A)(B)	4,276	15,461
BRANICKS Group AG (A)(B)	3,005	4,610
CANCOM SE (B)	1,316	39,247
CECONOMY AG (A)	8,144	16,335
CENIT AG	446	6,035
Cewe Stiftung & Company KGAA	268	29,730
CompuGroup Medical SE & Company KGaA	1,368	42,100
CTS Eventim AG & Company KGaA	2,897	257,581
Delivery Hero SE (A)(D)	588	16,814
Dermapharm Holding SE	849	29,907
Deutsche Beteiligungs AG	1,067	29,676
Deutsche Pfandbriefbank AG (B)(D)	6,014	32,108
Deutz AG	3,432	21,779
Dr. Hoenle AG (A)	420	8,758
Draegerwerk AG & Company KGaA	82	4,011
Duerr AG	2,868	66,273
DWS Group GmbH & Company KGaA (D)	1,480	65,171
Eckert & Ziegler SE	808	32,686
Elmos Semiconductor SE	454	36,189
ElringKlinger AG	2,576	16,877
Encavis AG (A)	5,880	106,875
Energiekontor AG	454	31,373
Evotec SE (A)	1,508	23,503
Fielmann Group AG	1,241	57,010
flatexDEGIRO AG (A)	4,048	45,348
Fraport AG Frankfurt Airport Services Worldwide (A)	2,067	108,938
Freenet AG	5,773	162,463
Friedrich Vorwerk Group SE	1,234	20,825
FUCHS SE	1,805	70,885
GEA Group AG	7,309	309,028
Gerresheimer AG	1,792	201,730
GFT Technologies SE	961	27,966
GRENKE AG	983	25,676
H&R GmbH & Company KGaA	1,324	6,947
Hamburger Hafen und Logistik AG (A)	1,330	23,793
Heidelberger Druckmaschinen AG (A)	18,003	20,200
HelloFresh SE (A)	6,865	48,967
Hensoldt AG	2,082	97,695
HOCHTIEF AG	1,110	128,986
Hornbach Holding AG & Company KGaA	497	39,927
HUGO BOSS AG	2,702	159,253
Indus Holding AG	975	27,924
Init Innovation in Traffic Systems SE	364	14,312
Instone Real Estate Group SE (D)	2,299	22,141
IVU Traffic Technologies AG	665	11,410
Jenoptik AG	2,990	92,881
JOST Werke SE (D)	517	26,567
K+S AG (B)	7,752	120,979
KION Group AG	2,944	154,866
Knaus Tabbert AG	203	9,753
Koenig & Bauer AG (A)(B)	912	12,306
Krones AG	775	102,597
KWS Saat SE & Company KGaA (B)	556	29,729
LANXESS AG	2,223	59,500
LEG Immobilien SE (A)	3,424	294,100
Leifheit AG	437	6,978
Manz AG (A)	233	2,521
Medigene AG (A)	760	1,728
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Medios AG (A)	842	$14,895
METRO AG (B)	6,195	33,710
MLP SE	5,864	35,462
Mutares SE & Company KGaA	663	26,404
Nagarro SE (A)	394	33,888
New Work SE	128	9,298
Norma Group SE	1,576	29,254
OHB SE (A)	399	18,877
PATRIZIA SE (B)	2,719	25,262
PNE AG (B)	805	11,640
ProSiebenSat.1 Media SE (B)	5,491	38,563
Puma SE	686	31,046
PVA TePla AG (A)	1,420	28,763
Rational AG	54	46,526
SAF-Holland SE	1,157	23,584
Salzgitter AG	1,529	39,938
Scout24 SE (D)	183	13,787
Secunet Security Networks AG	141	24,407
SGL Carbon SE (A)(B)	3,072	23,049
Siltronic AG (B)	981	87,040
Sirius Real Estate, Ltd.	60,557	74,866
Sixt SE (B)	733	73,082
SMA Solar Technology AG (A)	839	48,448
Stabilus SE	1,440	91,692
Stroeer SE & Company KGaA	1,746	106,271
Suedzucker AG	2,959	42,417
SUESS MicroTec SE	1,803	71,081
Synlab AG	1,768	20,887
TAG Immobilien AG (A)	10,818	147,851
Takkt AG	1,848	26,679
TeamViewer SE (A)(D)	6,009	89,548
Technotrans SE	530	10,360
thyssenkrupp AG	22,583	121,145
United Internet AG	3,347	75,322
Verbio SE	1,012	23,006
Vossloh AG	859	42,332
Wacker Chemie AG	591	66,661
Wacker Neuson SE	2,039	37,749
Washtec AG (B)	611	25,998
Westwing Group SE (A)	385	3,289
Wuestenrot & Wuerttembergische AG	1,566	22,494
Zeal Network SE (B)	461	17,164
		5,992,320
Greece - 0.0%
Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	66
Okeanis Eco Tankers Corp. (A)(D)	733	21,705
TT Hellenic Postbank SA (A)(C)	12,594	0
		21,771
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)(C)	4,994	144
Hong Kong - 1.8%
3D-Gold Jewellery Holdings, Ltd. (A)(C)	90,000	0
APAC Resources, Ltd.	20,467	2,510
Apollo Future Mobility Group, Ltd. (A)	2,800	182
Asia Financial Holdings, Ltd.	14,000	6,051
ASMPT, Ltd.	10,600	133,342
Associated International Hotels, Ltd.	28,000	19,678
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	0
Burwill Holdings, Ltd. (A)(C)	292,000	0
Cafe de Coral Holdings, Ltd.	18,000	18,441
Chen Hsong Holdings	10,000	1,726

114

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Cheuk Nang Holdings, Ltd.	3,708	$806
China Energy Development Holdings, Ltd. (A)	634,000	6,717
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
Chinese Estates Holdings, Ltd. (A)	22,000	2,841
Chow Sang Sang Holdings International, Ltd.	22,000	23,354
Chuang's Consortium International, Ltd. (A)	30,948	1,662
CITIC Telecom International Holdings, Ltd.	59,000	19,076
C-MER Eye Care Holdings, Ltd. (A)	18,000	6,514
Cowell e Holdings, Inc. (A)(B)	8,000	19,166
Crystal International Group, Ltd. (D)	19,000	7,772
CSC Holdings, Ltd. (A)	885,000	3,162
CSI Properties, Ltd.	245,066	3,196
Dah Sing Banking Group, Ltd.	18,000	12,817
Dah Sing Financial Holdings, Ltd.	6,520	14,986
Dynamic Holdings, Ltd.	8,000	7,472
EC Healthcare	13,000	2,180
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor International Holdings, Ltd.	97,333	4,917
Esprit Holdings, Ltd. (A)	176,850	2,579
Fairwood Holdings, Ltd.	3,500	3,605
Far East Consortium International, Ltd.	98,508	12,842
First Pacific Company, Ltd.	112,000	56,428
Giordano International, Ltd.	82,000	21,582
Gold-Finance Holdings, Ltd. (A)(C)	62,000	0
GR Life Style Company, Ltd. (A)	82,000	3,200
Great Eagle Holdings, Ltd.	10,516	14,761
G-Resources Group, Ltd.	33,580	10,378
Guotai Junan International Holdings, Ltd.	207,000	14,043
Hang Lung Group, Ltd.	31,000	35,708
Hang Lung Properties, Ltd.	13,000	13,369
Hanison Construction Holdings, Ltd.	27,441	2,174
Hao Tian International Construction Investment Group, Ltd. (A)(B)	160,000	17,874
Harbour Centre Development, Ltd. (A)	38,000	28,914
HKBN, Ltd.	36,000	13,480
HKR International, Ltd.	51,920	8,493
Hong Kong Ferry Holdings Company, Ltd.	29,000	16,606
Hong Kong Technology Venture Company, Ltd. (A)(B)	28,000	5,836
Hongkong Chinese, Ltd. (A)	66,000	2,531
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	0
Hutchison Port Holdings Trust	161,400	20,313
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	10,326
Hysan Development Company, Ltd.	25,000	40,335
Johnson Electric Holdings, Ltd.	21,193	29,378
K Wah International Holdings, Ltd.	80,000	18,308
Kerry Logistics Network, Ltd.	16,500	17,997
Kerry Properties, Ltd.	23,500	43,051
Kowloon Development Company, Ltd.	22,000	13,521
Lai Sun Development Company, Ltd. (A)	22,980	1,794
Langham Hospitality Investments, Ltd.	22,500	1,641
Lippo China Resources, Ltd. (A)	3,600	484
Liu Chong Hing Investment, Ltd.	16,000	9,857
Luk Fook Holdings International, Ltd.	15,000	41,120
Man Wah Holdings, Ltd.	61,600	43,534
Mandarin Oriental International, Ltd.	8,000	12,230
MH Development, Ltd. (A)(C)	16,000	0
Midland Holdings, Ltd. (A)	34,734	4,356
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Miramar Hotel & Investment	15,000	$19,135
Modern Dental Group, Ltd.	20,000	10,492
New World Development Company, Ltd.	38,000	40,177
NewOcean Energy Holdings, Ltd. (A)(C)	66,000	296
Nissin Foods Company, Ltd.	22,000	13,917
NWS Holdings, Ltd.	64,000	53,172
Oriental Watch Holdings	18,000	8,235
Oshidori International Holdings, Ltd. (A)	204,000	4,964
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	239,000	69,204
Pacific Century Premium Developments, Ltd. (A)	2,376	57
Pacific Textiles Holdings, Ltd.	42,000	6,763
Paliburg Holdings, Ltd. (A)	46,000	4,880
PC Partner Group, Ltd.	12,000	4,465
PCCW, Ltd.	156,590	77,462
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	13,095
Pico Far East Holdings, Ltd.	60,000	12,731
Public Financial Holdings, Ltd.	24,000	3,802
Realord Group Holdings, Ltd. (A)(B)	6,000	4,186
Regal Hotels International Holdings, Ltd. (A)	36,000	12,161
Regina Miracle International Holdings, Ltd. (D)	17,000	4,303
Shangri-La Asia, Ltd. (A)	46,000	28,825
Shun Tak Holdings, Ltd. (A)	80,250	7,699
Singamas Container Holdings, Ltd.	114,000	8,155
SITC International Holdings Company, Ltd.	23,000	42,050
SJM Holdings, Ltd. (A)(B)	118,750	36,301
SmarTone Telecommunications Holdings, Ltd.	31,500	15,414
Solomon Systech International, Ltd. (A)	72,000	2,579
South China Holdings Company, Ltd. (A)	640,000	4,017
Stella International Holdings, Ltd.	20,000	31,872
Sun Hung Kai & Company, Ltd.	45,000	13,809
SUNeVision Holdings, Ltd.	31,000	10,108
Tao Heung Holdings, Ltd.	14,000	1,305
Television Broadcasts, Ltd. (A)	19,100	7,528
Texhong International Group, Ltd. (A)	11,000	6,023
Texwinca Holdings, Ltd.	60,000	5,600
The Bank of East Asia, Ltd.	33,715	40,173
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	24,281
Theme International Holdings, Ltd. (A)	130,000	10,309
Town Health International Medical Group, Ltd.	261,361	9,855
Tradelink Electronic Commerce, Ltd.	50,000	5,808
Transport International Holdings, Ltd.	12,312	14,152
United Laboratories International Holdings, Ltd.	42,000	48,118
Upbest Group, Ltd.	164,000	14,423
Value Partners Group, Ltd.	40,000	9,156
Vitasoy International Holdings, Ltd.	34,000	29,162
Vobile Group, Ltd. (A)	73,000	15,046
VSTECS Holdings, Ltd.	47,200	25,290
VTech Holdings, Ltd.	6,900	41,851
Wai Kee Holdings, Ltd. (A)	24,000	2,796
Wealthink AI-Innovation Capital, Ltd. (A)	32,000	546
Wing On Company International, Ltd.	4,000	6,127

115

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Wing Tai Properties, Ltd.	70,000	$19,512
Xinyi Glass Holdings, Ltd.	45,000	47,755
Yue Yuen Industrial Holdings, Ltd.	30,000	42,163
Yunfeng Financial Group, Ltd. (A)	26,000	2,500
Zensun Enterprises, Ltd. (A)	21,000	887
Zhaobangji Lifestyle Holdings, Ltd. (A)	88,000	2,047
		1,907,955
Ireland - 0.5%
C&C Group PLC	17,690	36,505
Cairn Homes PLC	24,718	42,570
COSMO Pharmaceuticals NV	560	44,234
Dalata Hotel Group PLC	6,155	29,919
FBD Holdings PLC	1,936	27,579
Glanbia PLC	6,256	123,397
Glenveagh Properties PLC (A)(D)	24,326	32,844
Grafton Group PLC, CHESS Depositary Interest	9,527	120,443
Greencore Group PLC (A)	23,830	35,833
Irish Continental Group PLC	5,309	27,720
Permanent TSB Group Holdings PLC (A)	5,786	8,573
		529,617
Isle of Man - 0.1%
Playtech PLC (A)	11,001	64,031
Strix Group PLC	6,042	5,231
		69,262
Israel - 1.3%
Adgar Investment and Development, Ltd. (A)	4,535	6,199
AFI Properties, Ltd. (A)	603	27,738
Africa Israel Residences, Ltd.	355	23,708
Airport City, Ltd. (A)	1	10
Allot, Ltd. (A)	2,103	4,655
Alrov Properties and Lodgings, Ltd.	399	16,725
Arad, Ltd.	787	11,147
Ashdod Refinery, Ltd.	345	8,212
AudioCodes, Ltd.	1,269	16,548
Aura Investments, Ltd.	10,003	42,162
Automatic Bank Services, Ltd.	1,109	4,427
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	19,754
Bet Shemesh Engines Holdings 1997, Ltd.	358	14,355
BioLine RX, Ltd. (A)	48,850	3,767
Blue Square Real Estate, Ltd.	215	14,822
Carasso Motors, Ltd.	2,020	9,694
Cellcom Israel, Ltd. (A)	4,807	20,636
Clal Biotechnology Industries, Ltd. (A)	1	0
Clal Insurance Enterprises Holdings, Ltd. (A)	2,090	38,463
Compugen, Ltd. (A)	4,373	11,278
Danel Adir Yeoshua, Ltd.	253	21,616
Delek Automotive Systems, Ltd.	633	3,851
Delta Galil, Ltd.	618	27,190
Dor Alon Energy in Israel 1988, Ltd.	420	8,807
Duniec Brothers, Ltd. (A)	217	12,338
Electra Consumer Products 1970, Ltd.	445	10,100
Electra Real Estate, Ltd.	1,543	16,485
Equital, Ltd. (A)	1,096	34,865
Formula Systems 1985, Ltd.	549	43,943
Fox Wizel, Ltd.	228	21,308
Gilat Satellite Networks, Ltd. (A)	1,452	7,914
Hamat Group, Ltd.	1,230	4,150
Hilan, Ltd.	803	51,018
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
IDI Insurance Company, Ltd.	440	$12,859
IES Holdings, Ltd. (A)	120	7,341
Ilex Medical, Ltd.	211	3,731
Inrom Construction Industries, Ltd.	4,264	13,570
Isracard, Ltd.	6,691	27,277
Israel Canada T.R, Ltd.	6,076	24,195
Israel Discount Bank, Ltd., Class A	1	4
Israel Land Development Company, Ltd.	789	7,289
Isras Investment Company, Ltd.	142	28,702
Issta, Ltd. (A)	219	4,897
Kamada, Ltd. (A)	1,616	9,138
Kerur Holdings, Ltd.	418	7,659
Kvutzat Acro, Ltd.	1,118	13,358
Levinstein Properties, Ltd.	267	4,537
M Yochananof & Sons, Ltd.	155	7,463
Magic Software Enterprises, Ltd.	1,349	15,567
Malam - Team, Ltd.	476	8,130
Matrix IT, Ltd.	1,552	34,203
Maytronics, Ltd.	960	9,553
Mediterranean Towers, Ltd.	4,044	10,546
Mega Or Holdings, Ltd.	757	20,214
Migdal Insurance & Financial Holdings, Ltd.	19,833	27,395
Mivtach Shamir Holdings, Ltd. (A)	397	15,346
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	11,421
Nawi Brothers, Ltd.	1,396	10,598
Neto Malinda Trading, Ltd. (A)	451	6,173
Next Vision Stabilized Systems, Ltd.	2,120	25,241
Nexxen International, Ltd. (A)(B)	2,825	7,485
Novolog, Ltd.	20,186	8,431
Oil Refineries, Ltd.	102,102	33,887
One Software Technologies, Ltd.	1,700	25,149
OPC Energy, Ltd. (A)	1	7
Partner Communications Company, Ltd. (A)	5,179	22,564
Paz Oil Company, Ltd.	345	36,862
Perion Network, Ltd. (A)	689	15,514
Plasson Industries, Ltd.	241	10,062
Plus500, Ltd.	4,031	91,858
Prashkovsky Investments and Construction, Ltd.	318	8,120
Priortech, Ltd. (A)	668	29,053
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	26,980
Retailors, Ltd.	748	18,306
Sano-Brunos Enterprises, Ltd.	145	12,212
Scope Metals Group, Ltd. (A)	377	13,377
Shikun & Binui, Ltd. (A)	3,996	9,895
Summit Real Estate Holdings, Ltd.	2,363	29,933
Tadiran Group, Ltd.	86	6,947
Tamar Petroleum, Ltd. (D)	3,135	20,441
Tel Aviv Stock Exchange, Ltd.	3,160	21,322
Telsys, Ltd.	84	5,677
Tera Light, Ltd. (A)	32	70
Tiv Taam Holdings 1, Ltd.	3,848	5,415
YH Dimri Construction & Development, Ltd.	285	22,414
		1,406,273
Italy - 4.1%
A2A SpA	110,423	199,200
ACEA SpA (B)	2,494	44,202
Amplifon SpA	2,099	76,514
Anima Holding SpA (D)	9,201	43,737
Aquafil SpA	969	3,169
Arnoldo Mondadori Editore SpA	12,613	31,666

116

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Ascopiave SpA	4,243	$10,822
Avio SpA (A)	877	9,563
Azimut Holding SpA	5,155	140,141
Banca Generali SpA	2,463	97,870
Banca IFIS SpA	1,607	31,485
Banca Mediolanum SpA	3,807	41,843
Banca Monte dei Paschi di Siena SpA (A)	37,180	168,623
Banca Popolare di Sondrio SpA	21,195	158,617
Banca Profilo SpA	24,032	5,707
Banco BPM SpA	35,603	236,877
Banco di Desio e della Brianza SpA	2,610	13,164
BasicNet SpA	1,571	6,900
BFF Bank SpA (D)	6,472	86,649
BPER Banca	43,099	203,790
Brembo SpA	5,497	70,343
Brunello Cucinelli SpA	1,495	170,861
Buzzi SpA	4,791	188,157
Cairo Communication SpA	4,712	10,170
Carel Industries SpA (D)	1,809	39,722
Cembre SpA	370	17,595
Cementir Holding NV	4,165	47,145
CIR SpA-Compagnie Industriali (A)	60,979	35,228
Credito Emiliano SpA	4,857	48,601
Danieli & C Officine Meccaniche SpA	788	27,976
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	55,844
De' Longhi SpA	1,641	56,749
doValue SpA (D)	5,440	12,475
ERG SpA	344	8,636
Esprinet SpA	2,412	14,008
Eurotech SpA (A)	1,562	2,929
Fila SpA	2,245	19,303
Garofalo Health Care SpA (A)	1,776	9,432
Geox SpA (A)	8,390	6,073
Gruppo MutuiOnline SpA	424	17,119
Hera SpA	38,131	134,362
Illimity Bank SpA (B)	5,067	26,595
IMMSI SpA	6,756	4,007
Intercos SpA	1,065	15,417
Interpump Group SpA	3,216	156,738
Iren SpA	30,720	62,846
Italgas SpA	19,026	110,842
Italmobiliare SpA	1,039	38,784
Iveco Group NV (A)	8,389	124,973
Leonardo SpA	3,206	80,547
Maire Tecnimont SpA	6,315	49,529
MFE-MediaForEurope NV, Class A	10,783	27,995
MFE-MediaForEurope NV, Class B	3,783	13,122
OVS SpA (D)	11,708	30,794
Pharmanutra SpA (B)	268	16,488
Piaggio & C SpA	11,658	36,867
Piovan SpA (D)	884	11,583
Pirelli & C. SpA (D)	12,309	75,368
RAI Way SpA (D)	5,678	31,826
Reply SpA	1,004	142,079
Sabaf SpA (A)	338	6,512
Salvatore Ferragamo SpA	2,452	29,832
Sanlorenzo SpA/Ameglia	556	25,307
Saras SpA	32,800	62,697
Sesa SpA	391	43,227
Sogefi SpA (A)	3,551	12,239
SOL SpA	1,145	41,012
Tamburi Investment Partners SpA	4,666	50,089
Technogym SpA (D)	6,815	67,618
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Telecom Italia SpA (A)(B)	305,003	$74,041
Tod's SpA (A)	319	14,795
Unieuro SpA (D)	1,088	10,370
Unipol Gruppo SpA	15,893	133,183
UnipolSai Assicurazioni SpA	13,115	37,996
Webuild SpA	14,544	35,182
Zignago Vetro SpA	1,669	23,874
		4,327,641
Japan - 23.9%
A&D HOLON Holdings Company, Ltd.	900	17,342
Achilles Corp.	1,000	10,138
Adastria Company, Ltd.	1,620	41,156
ADEKA Corp.	3,600	76,012
Ad-sol Nissin Corp.	800	8,884
Advan Group Company, Ltd.	1,000	7,612
Aeon Delight Company, Ltd.	1,400	32,504
Aeon Fantasy Company, Ltd. (B)	400	6,287
AEON Financial Service Company, Ltd.	4,300	39,205
Aeon Hokkaido Corp.	1,800	11,151
Aeria, Inc.	700	1,631
Ai Holdings Corp.	1,900	30,585
Aica Kogyo Company, Ltd.	1,800	44,038
Aichi Corp.	3,200	22,694
Aichi Steel Corp.	700	17,843
Aichi Tokei Denki Company, Ltd.	900	14,414
Aida Engineering, Ltd.	4,500	26,392
Aiful Corp.	8,600	25,858
Ain Holdings, Inc.	1,100	39,620
Aiphone Company, Ltd.	600	12,051
Airport Facilities Company, Ltd.	1,200	4,837
Airtrip Corp. (B)	900	9,699
Aisan Industry Company, Ltd.	2,500	27,920
Aizawa Securities Group Company, Ltd.	2,400	18,961
Akatsuki, Inc.	400	6,692
Akebono Brake Industry Company, Ltd. (A)	9,400	8,966
Albis Company, Ltd.	500	9,014
Alconix Corp.	1,600	15,200
Alpen Company, Ltd.	1,100	14,595
Alps Alpine Company, Ltd. (B)	7,000	55,036
Altech Corp.	1,100	19,931
Amano Corp.	2,200	56,060
Amuse, Inc.	400	4,046
Amvis Holdings, Inc.	300	5,043
Anest Iwata Corp.	1,800	16,042
AnGes, Inc. (A)	6,300	2,706
Anicom Holdings, Inc.	3,700	14,023
Anritsu Corp.	6,700	54,232
AOKI Holdings, Inc.	3,100	22,933
Aoyama Trading Company, Ltd.	2,500	27,686
Aoyama Zaisan Networks Company, Ltd.	1,100	9,347
Arakawa Chemical Industries, Ltd.	1,400	10,738
Arata Corp.	1,400	29,767
ARCLANDS Corp.	2,870	33,528
Arcs Company, Ltd.	2,125	43,885
ARE Holdings, Inc.	3,600	45,731
Arealink Company, Ltd.	500	8,883
Argo Graphics, Inc.	1,000	28,123
Arisawa Manufacturing Company, Ltd.	2,900	21,607
Artience Company, Ltd.	2,200	42,696
As One Corp.	2,000	34,998
Asahi Company, Ltd.	800	7,032
Asahi Diamond Industrial Company, Ltd.	3,900	24,646
Asahi Yukizai Corp.	1,200	41,730
Asia Pile Holdings Corp.	3,300	18,086

117

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ASKA Pharmaceutical Holdings Company, Ltd.	1,600	$23,399
ASKUL Corp.	2,000	29,122
Atsugi Company, Ltd. (A)	1,200	4,407
Aucnet, Inc.	1,100	17,657
Autobacs Seven Company, Ltd.	3,400	35,515
Avant Group Corp.	900	7,672
Avex, Inc.	2,800	23,720
Axial Retailing, Inc.	3,200	21,720
AZ-COM MARUWA Holdings, Inc.	3,100	27,759
Bando Chemical Industries, Ltd.	2,500	31,034
Bank of the Ryukyus, Ltd.	3,000	23,587
Belc Company, Ltd.	500	22,932
Bell System24 Holdings, Inc.	2,400	24,927
Belluna Company, Ltd.	3,300	13,400
Bengo4.com, Inc. (A)	300	6,637
Bic Camera, Inc.	3,800	32,191
BML, Inc.	1,000	19,266
Bourbon Corp.	500	7,995
Br. Holdings Corp.	2,300	5,706
BrainPad, Inc.	900	8,016
Bunka Shutter Company, Ltd.	4,000	44,987
Business Brain Showa-Ota, Inc.	700	9,978
C Uyemura & Company, Ltd.	500	34,057
CAC Holdings Corp.	900	11,128
Canon Electronics, Inc.	1,700	27,546
Carenet, Inc.	1,200	5,116
Carlit Holdings Company, Ltd.	2,100	14,790
Cawachi, Ltd.	900	15,716
CellSource Company, Ltd. (B)	600	5,906
Celsys, Inc.	3,200	18,493
Central Automotive Products, Ltd.	500	19,060
Central Glass Company, Ltd.	1,400	26,410
Central Security Patrols Company, Ltd.	700	12,226
Central Sports Company, Ltd.	600	9,899
Ceres, Inc.	600	6,948
Change Holdings, Inc. (B)	1,700	14,420
Charm Care Corp. KK	1,000	10,911
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	32,579
Chino Corp.	400	6,939
Chiyoda Company, Ltd.	800	4,690
Chiyoda Corp. (A)	9,100	24,164
Chiyoda Integre Company, Ltd.	800	14,667
Chofu Seisakusho Company, Ltd.	1,700	24,231
Chori Company, Ltd.	1,200	26,794
Chubu Shiryo Company, Ltd.	2,000	15,677
Chudenko Corp.	1,900	37,709
Chuetsu Pulp & Paper Company, Ltd.	500	6,238
Chugai Ro Company, Ltd.	500	10,128
Chugin Financial Group, Inc.	6,700	57,111
Chugoku Marine Paints, Ltd.	1,400	20,595
CI Takiron Corp.	3,000	13,336
Citizen Watch Company, Ltd.	8,700	57,330
CKD Corp.	2,400	48,117
Cleanup Corp.	2,100	10,890
CMK Corp.	3,700	15,073
COLOPL, Inc.	3,200	13,048
Colowide Company, Ltd. (B)	3,200	45,447
Comture Corp.	1,000	13,053
COOKPAD, Inc. (A)	2,700	2,416
Corona Corp.	300	1,906
Cosel Company, Ltd.	1,200	11,993
Cota Company, Ltd.	644	6,311
CRE, Inc.	800	7,544
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Create Restaurants Holdings, Inc.	5,800	$39,565
Create SD Holdings Company, Ltd.	1,700	37,023
Creek & River Company, Ltd.	800	10,421
Cresco, Ltd.	800	11,341
CTS Company, Ltd.	1,900	9,918
Curves Holdings Company, Ltd.	2,000	10,541
Cybozu, Inc.	2,000	23,261
Dai Nippon Toryo Company, Ltd.	1,200	9,296
Daicel Corp.	4,100	40,472
Dai-Dan Company, Ltd.	2,000	31,793
Daido Metal Company, Ltd.	1,900	8,432
Daido Steel Company, Ltd. (B)	4,000	46,353
Daihen Corp.	600	37,450
Daiho Corp.	800	18,274
Daiichi Jitsugyo Company, Ltd.	1,200	16,825
Daiichi Kensetsu Corp.	1,300	15,239
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	11,313
Daiichikosho Company, Ltd.	2,800	35,451
Daiken Medical Company, Ltd.	400	1,502
Daiki Aluminium Industry Company, Ltd.	3,000	24,323
Daikoku Denki Company, Ltd. (B)	800	21,285
Daikokutenbussan Company, Ltd.	300	19,143
Daikyonishikawa Corp.	1,900	9,735
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	5,860
Daio Paper Corp.	4,200	32,540
Daiseki Company, Ltd.	1,360	33,202
Daishi Hokuetsu Financial Group, Inc.	1,100	32,365
Daishinku Corp.	1,600	8,372
Daito Pharmaceutical Company, Ltd.	770	11,878
Daitron Company, Ltd.	600	14,053
Daiwa Industries, Ltd.	2,000	21,104
Daiwabo Holdings Company, Ltd.	2,900	48,550
DCM Holdings Company, Ltd.	5,100	49,328
DeNA Company, Ltd.	2,700	26,696
Denka Company, Ltd.	1,700	26,506
Densan System Holdings Company, Ltd.	700	12,427
Denyo Company, Ltd.	900	13,986
Dexerials Corp.	1,500	65,385
DIC Corp.	2,700	51,554
Digital Arts, Inc.	700	20,085
Digital Hearts Holdings Company, Ltd.	900	5,685
Digital Holdings, Inc.	600	4,346
Dip Corp.	1,400	25,597
Direct Marketing MiX, Inc.	900	1,874
DKK Company, Ltd.	1,000	14,135
DKS Company, Ltd.	400	9,458
DMG Mori Company, Ltd.	900	23,793
Doshisha Company, Ltd.	1,700	23,449
Doutor Nichires Holdings Company, Ltd.	2,300	31,213
Dowa Holdings Company, Ltd.	1,300	44,924
DTS Corp.	1,800	47,051
Duskin Company, Ltd.	1,600	34,126
DyDo Group Holdings, Inc.	1,400	25,264
Eagle Industry Company, Ltd.	2,200	26,560
Ebara Jitsugyo Company, Ltd.	800	18,825
Ebase Company, Ltd.	1,200	5,737
EDION Corp.	2,700	27,178
EF-ON, Inc.	1,500	4,336
eGuarantee, Inc.	2,000	23,718
E-Guardian, Inc.	284	2,596
Eiken Chemical Company, Ltd.	1,800	23,437
Eizo Corp.	800	27,268

118

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Elan Corp.	2,800	$16,968
Elecom Company, Ltd.	1,600	16,434
Elematec Corp.	1,400	17,706
EM Systems Company, Ltd.	1,400	6,596
en-japan, Inc.	2,100	36,916
Enplas Corp. (B)	300	14,417
eRex Company, Ltd. (A)(B)	1,900	8,675
ES-Con Japan, Ltd.	1,500	10,074
ESPEC Corp.	1,600	31,749
Exedy Corp.	1,900	38,091
EXEO Group, Inc. (B)	6,400	68,008
Ezaki Glico Company, Ltd.	2,000	55,825
Fancl Corp.	1,100	14,646
FCC Company, Ltd.	2,200	32,031
FDK Corp. (A)	1,100	5,399
Feed One Company, Ltd.	1,600	10,269
Ferrotec Holdings Corp.	2,000	38,911
FIDEA Holdings Company, Ltd.	2,140	22,472
Financial Partners Group Company, Ltd.	1,100	15,478
Fixstars Corp.	2,000	30,339
Food & Life Companies, Ltd.	4,500	86,362
Foster Electric Company, Ltd.	2,100	17,074
FP Corp.	1,100	19,970
France Bed Holdings Company, Ltd.	2,200	18,524
Fudo Tetra Corp.	1,080	14,610
Fuji Corp. (Aichi)	2,600	45,960
Fuji Corp., Ltd.	1,300	6,430
Fuji Kyuko Company, Ltd.	800	20,689
Fuji Oil Company, Ltd.	4,400	13,682
Fuji Oil Holdings, Inc. (B)	2,500	39,172
Fuji Pharma Company, Ltd.	1,400	15,078
Fuji Seal International, Inc.	2,100	27,531
Fujibo Holdings, Inc.	700	20,206
Fujicco Company, Ltd.	1,500	18,825
Fujikura Kasei Company, Ltd.	2,000	6,274
Fujikura, Ltd.	2,000	29,560
Fujimi, Inc.	2,400	55,069
Fujimori Kogyo Company, Ltd.	800	22,645
Fujisash Company, Ltd.	4,900	3,047
Fujitsu General, Ltd.	2,000	24,762
Fujiya Company, Ltd.	500	8,247
Fukuda Corp.	200	7,413
Fukuda Denshi Company, Ltd.	700	32,023
Fukui Computer Holdings, Inc.	300	5,126
Fukushima Galilei Company, Ltd.	500	19,688
Fukuyama Transporting Company, Ltd.	1,000	23,657
FULLCAST Holdings Company, Ltd.	1,000	9,564
Funai Soken Holdings, Inc.	1,800	29,591
Furukawa Company, Ltd.	1,900	22,841
Furukawa Electric Company, Ltd.	2,900	61,219
Furuno Electric Company, Ltd.	2,400	38,825
Furuya Metal Company, Ltd.	300	22,268
Furyu Corp.	1,300	10,856
Fuso Chemical Company, Ltd.	1,000	30,529
Fuso Pharmaceutical Industries, Ltd.	500	7,217
Futaba Corp. (A)	1,600	5,475
Futaba Industrial Company, Ltd.	3,400	26,455
Future Corp.	2,400	26,444
Fuyo General Lease Company, Ltd.	400	35,586
G-7 Holdings, Inc.	2,000	18,939
Gakken Holdings Company, Ltd.	1,600	9,827
Gecoss Corp.	400	3,033
Genki Sushi Company, Ltd.	1,000	21,006
Genky DrugStores Company, Ltd.	600	25,885
Geo Holdings Corp.	1,900	23,851
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
GLOBERIDE, Inc.	1,200	$15,962
Glory, Ltd.	2,100	39,633
GMO Financial Gate, Inc.	400	23,600
GMO Financial Holdings, Inc.	1,600	8,336
GMO GlobalSign Holdings KK	500	9,912
GMO internet group, Inc.	2,800	50,734
GNI Group, Ltd. (A)	1,100	21,916
Goldcrest Company, Ltd.	990	16,610
Golf Digest Online, Inc.	800	3,220
Gremz, Inc.	800	11,344
GS Yuasa Corp.	3,000	62,523
G-Tekt Corp.	1,200	16,798
Gun-Ei Chemical Industry Company, Ltd.	400	9,946
GungHo Online Entertainment, Inc.	2,000	32,008
Gunze, Ltd.	800	28,702
H.U. Group Holdings, Inc.	1,600	26,056
H2O Retailing Corp.	2,600	33,238
Hagihara Industries, Inc.	800	8,649
Hagiwara Electric Holdings Company, Ltd.	500	14,709
Hakudo Company, Ltd. (B)	600	9,967
Hakuto Company, Ltd.	700	25,817
Halows Company, Ltd.	600	17,732
Hamakyorex Company, Ltd.	1,000	25,365
Hanwa Company, Ltd.	1,500	58,541
Happinet Corp.	1,000	20,082
Harmonic Drive Systems, Inc.	600	15,987
Hazama Ando Corp.	5,490	42,755
Heiwa Corp.	1,500	19,617
Heiwa Real Estate Company, Ltd.	1,500	39,369
Heiwado Company, Ltd.	2,000	26,759
Hennge KK (A)	1,000	8,020
Hibiya Engineering, Ltd.	1,500	29,211
Hiday Hidaka Corp.	600	10,627
HI-LEX Corp.	600	6,750
Hino Motors, Ltd. (A)	10,400	34,851
Hioki EE Corp.	500	23,693
Hirano Tecseed Company, Ltd.	1,100	15,139
Hirogin Holdings, Inc.	10,600	76,080
Hiroshima Gas Company, Ltd.	4,900	12,378
Hisaka Works, Ltd.	2,000	13,456
Hisamitsu Pharmaceutical Company, Inc.	500	12,960
Hitachi Zosen Corp.	5,500	48,065
Hochiki Corp.	600	8,617
Hodogaya Chemical Company, Ltd.	700	16,584
Hokkaido Electric Power Company, Inc.	8,600	47,035
Hokkaido Gas Company, Ltd.	600	10,028
Hokkan Holdings, Ltd.	1,000	12,358
Hokko Chemical Industry Company, Ltd.	700	5,784
Hokkoku Financial Holdings, Inc.	900	29,647
Hokuetsu Corp. (B)	4,900	60,296
Hokuetsu Industries Company, Ltd.	2,000	26,244
Hokuhoku Financial Group, Inc.	4,900	62,057
Hokuriku Electric Power Company (A)	7,400	39,308
Hokuto Corp.	1,600	19,365
H-One Company, Ltd.	1,000	4,599
Honeys Holdings Company, Ltd.	1,350	15,463
Hoosiers Holdings Company, Ltd.	3,400	24,688
Hosiden Corp.	3,000	38,199
Hosokawa Micron Corp.	1,000	31,478
HS Holdings Company, Ltd.	1,000	6,623
IBJ, Inc.	1,800	6,450
Ichigo, Inc.	4,100	11,832
Ichikoh Industries, Ltd.	2,300	8,294

119

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ichinen Holdings Company, Ltd.	1,900	$21,984
Ichiyoshi Securities Company, Ltd.	2,800	15,445
Icom, Inc.	500	11,245
IDEC Corp.	1,600	28,279
IDOM, Inc.	3,900	26,910
Iino Kaiun Kaisha, Ltd.	4,600	38,391
I'll, Inc.	1,100	21,958
Imasen Electric Industrial	500	2,106
Imuraya Group Company, Ltd.	300	4,988
Inaba Denki Sangyo Company, Ltd.	2,100	48,729
Inaba Seisakusho Company, Ltd.	200	2,390
Inabata & Company, Ltd.	2,000	42,101
Inageya Company, Ltd.	300	2,771
Ines Corp.	900	9,250
i-Net Corp.	900	13,590
Infocom Corp.	1,000	17,667
Insource Company, Ltd.	3,800	22,856
Intage Holdings, Inc.	468	4,892
Integrated Design & Engineering Holdings Company, Ltd.	1,000	28,544
Inter Action Corp.	800	6,877
Inui Global Logistics Company, Ltd. (B)	1,600	11,270
I-PEX, Inc.	500	6,025
IR Japan Holdings, Ltd. (B)	400	3,488
Iriso Electronics Company, Ltd.	1,000	20,035
Iseki & Company, Ltd.	1,200	8,122
Ishihara Sangyo Kaisha, Ltd.	2,100	24,040
ITFOR, Inc.	1,000	8,938
ITmedia, Inc. (B)	900	10,631
Itochu Enex Company, Ltd.	3,800	39,136
Itochu-Shokuhin Company, Ltd.	300	14,246
Itoham Yonekyu Holdings, Inc.	1,500	39,407
Itoki Corp.	2,100	24,136
IwaiCosmo Holdings, Inc.	900	13,238
Iyogin Holdings, Inc.	7,000	54,164
Izumi Company, Ltd.	1,400	32,116
J Trust Company, Ltd.	6,286	18,325
JAC Recruitment Company, Ltd.	4,800	25,026
Jaccs Company, Ltd.	900	32,695
Jade Group, Inc. (A)	400	7,155
JAFCO Group Company, Ltd.	3,100	38,336
JANOME Corp.	1,200	5,437
Japan Aviation Electronics Industry, Ltd.	2,300	37,769
Japan Cash Machine Company, Ltd.	700	6,082
Japan Communications, Inc. (A)	15,200	20,632
Japan Electronic Materials Corp.	1,800	31,758
Japan Elevator Service Holdings Company, Ltd.	3,300	53,884
Japan Investment Adviser Company, Ltd.	2,000	13,674
Japan Lifeline Company, Ltd.	4,400	35,102
Japan Material Company, Ltd.	2,900	46,352
Japan Medical Dynamic Marketing, Inc.	900	4,313
Japan Petroleum Exploration Company, Ltd.	1,200	54,555
Japan Property Management Center Company, Ltd.	800	6,481
Japan Pulp & Paper Company, Ltd.	600	20,539
Japan Securities Finance Company, Ltd.	3,300	36,469
Japan Transcity Corp.	3,100	13,590
Japan Wool Textile Company, Ltd.	4,000	38,433
Jastec Company, Ltd.	400	3,829
JBCC Holdings, Inc.	1,200	26,227
JCR Pharmaceuticals Company, Ltd.	2,900	16,462
JCU Corp.	1,300	33,079
Jeol, Ltd.	1,500	62,140
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Jimoto Holdings, Inc.	980	$3,869
JINS Holdings, Inc.	800	22,661
JINUSHI Company, Ltd.	1,100	17,683
JM Holdings Company, Ltd.	600	10,887
JMS Company, Ltd.	500	1,738
J-Oil Mills, Inc.	1,200	15,366
Joshin Denki Company, Ltd.	1,100	16,756
Joyful Honda Company, Ltd.	1,900	27,329
JSB Company, Ltd.	800	15,030
JSP Corp.	800	11,929
Juki Corp.	1,400	5,293
Juroku Financial Group, Inc.	1,300	40,381
Justsystems Corp.	1,500	26,326
JVCKenwood Corp.	6,770	41,660
K&O Energy Group, Inc.	800	16,812
Kaga Electronics Company, Ltd.	600	25,510
Kagome Company, Ltd.	2,300	55,753
Kakaku.com, Inc.	1,900	23,050
Kaken Pharmaceutical Company, Ltd.	1,200	27,125
Kakiyasu Honten Company, Ltd.	500	10,466
Kamakura Shinsho, Ltd.	1,200	5,690
Kameda Seika Company, Ltd.	700	19,641
Kamei Corp.	2,000	27,253
Kanaden Corp.	1,100	11,002
Kanagawa Chuo Kotsu Company, Ltd.	700	14,543
Kanamic Network Company, Ltd.	600	2,098
Kanamoto Company, Ltd.	1,900	33,890
Kandenko Company, Ltd.	4,700	53,653
Kaneka Corp.	2,300	57,233
Kanematsu Corp.	3,500	59,740
Kanto Denka Kogyo Company, Ltd.	2,000	13,327
Kasai Kogyo Company, Ltd. (A)	1,000	1,623
Katakura Industries Company, Ltd.	1,700	21,557
Katitas Company, Ltd.	1,800	23,455
Kato Sangyo Company, Ltd.	1,100	33,014
Kato Works Company, Ltd.	400	4,014
Kawada Technologies, Inc.	600	12,944
KeePer Technical Laboratory Company, Ltd.	500	16,435
Keihanshin Building Company, Ltd.	2,000	20,343
Kenko Mayonnaise Company, Ltd.	900	11,961
KFC Holdings Japan, Ltd.	1,500	43,363
KH Neochem Company, Ltd.	1,500	22,715
Kimoto Company, Ltd.	3,000	4,502
King Jim Company, Ltd.	1,400	8,256
Kissei Pharmaceutical Company, Ltd.	1,700	39,766
Ki-Star Real Estate Company, Ltd.	600	14,866
Kitz Corp.	4,600	41,267
Koa Corp.	1,700	16,528
Koatsu Gas Kogyo Company, Ltd.	3,000	17,794
Kobe Electric Railway Company, Ltd.	300	5,553
Kohnan Shoji Company, Ltd.	1,200	34,609
Kojima Company, Ltd.	3,000	16,197
Kokuyo Company, Ltd.	2,900	47,423
Komatsu Matere Company, Ltd.	1,700	8,651
KOMEDA Holdings Company, Ltd.	2,000	35,625
Komeri Company, Ltd.	1,500	34,201
Komori Corp.	3,700	30,112
Kondotec, Inc.	1,300	10,784
Konica Minolta, Inc.	14,200	46,471
Konishi Company, Ltd.	4,400	44,731
Konoike Transport Company, Ltd.	2,600	36,304
Kotobuki Spirits Company, Ltd.	2,500	31,427
Krosaki Harima Corp.	1,600	37,183
KRS Corp.	1,100	8,442

120

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
K's Holdings Corp. (B)	5,700	$49,017
Kumagai Gumi Company, Ltd.	1,300	35,434
Kumiai Chemical Industry Company, Ltd.	3,400	18,598
Kurabo Industries, Ltd.	1,600	36,798
Kureha Corp.	1,500	27,052
Kurimoto, Ltd.	1,000	26,139
Kusuri no Aoki Holdings Company, Ltd.	2,100	43,283
KYB Corp.	1,000	33,934
Kyodo Printing Company, Ltd.	500	11,328
Kyoei Steel, Ltd.	1,800	28,154
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	38,968
Kyokuto Securities Company, Ltd.	2,300	24,246
Kyokuyo Company, Ltd.	700	17,134
Kyorin Pharmaceutical Company, Ltd.	1,900	22,845
Kyoritsu Maintenance Company, Ltd.	2,800	64,111
Kyosan Electric Manufacturing Company, Ltd.	2,000	6,848
Kyudenko Corp.	1,100	45,634
LAC Company, Ltd.	1,400	7,495
Lacto Japan Company, Ltd.	800	12,446
LEC, Inc.	1,600	12,163
Leopalace21 Corp.	6,400	21,565
Life Corp.	800	20,523
LIFULL Company, Ltd.	3,800	4,233
Link And Motivation, Inc.	2,300	8,261
Lintec Corp.	1,900	39,170
Litalico, Inc.	1,300	18,019
M&A Capital Partners Company, Ltd.	600	8,899
Mabuchi Motor Company, Ltd.	3,200	58,376
Macromill, Inc.	2,300	11,774
Maeda Kosen Company, Ltd.	1,100	26,352
Maezawa Kasei Industries Company, Ltd.	1,100	12,400
Maezawa Kyuso Industries Company, Ltd.	1,800	14,919
Makino Milling Machine Company, Ltd.	800	33,275
Management Solutions Company, Ltd.	1,300	18,229
Mandom Corp.	1,600	14,116
Mani, Inc.	3,500	45,789
MarkLines Company, Ltd.	400	8,965
Mars Group Holdings Corp.	700	15,143
Marubun Corp.	200	2,012
Marudai Food Company, Ltd.	1,600	17,111
Maruha Nichiro Corp.	1,400	27,398
Maruichi Steel Tube, Ltd.	2,700	72,094
Maruwa Company, Ltd.	300	62,777
Maruzen Company, Ltd.	800	15,484
Maruzen Showa Unyu Company, Ltd.	800	24,522
Marvelous, Inc.	1,400	6,419
Matsuda Sangyo Company, Ltd.	1,400	22,734
Matsui Securities Company, Ltd.	4,900	26,750
Max Company, Ltd.	1,500	31,677
Maxell, Ltd.	2,200	23,058
Maxvalu Tokai Company, Ltd.	1,100	22,407
MCJ Company, Ltd.	3,200	28,358
MEC Company, Ltd.	700	18,735
Media Do Company, Ltd.	600	5,938
Medical Data Vision Company, Ltd.	1,700	6,736
Medikit Company, Ltd.	500	9,928
Medley, Inc. (A)	800	23,780
MedPeer, Inc.	600	2,756
Megachips Corp.	1,100	28,095
Megmilk Snow Brand Company, Ltd.	2,800	49,691
Meidensha Corp.	1,800	33,878
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Meiko Electronics Company, Ltd.	1,200	$42,604
Meisei Industrial Company, Ltd.	3,000	26,098
MEITEC Group Holdings, Inc.	3,100	59,937
Meito Sangyo Company, Ltd.	900	10,524
Melco Holdings, Inc.	500	11,956
Members Company, Ltd.	400	2,386
Menicon Company, Ltd.	2,500	25,693
METAWATER Company, Ltd.	1,600	23,556
Micronics Japan Company, Ltd.	800	43,907
Midac Holdings Company, Ltd.	500	5,243
Mie Kotsu Group Holdings, Inc.	3,700	15,041
Milbon Company, Ltd.	912	19,176
Mimasu Semiconductor Industry Company, Ltd.	1,400	28,467
Ministop Company, Ltd.	1,100	10,997
MIRAIT ONE Corp. (B)	4,240	52,264
Mirarth Holdings, Inc.	6,300	20,742
Miroku Jyoho Service Company, Ltd.	700	8,286
Mitani Corp.	2,000	24,560
Mitani Sekisan Company, Ltd.	600	23,875
Mito Securities Company, Ltd.	6,300	20,539
Mitsuba Corp.	2,300	24,906
Mitsubishi Logisnext Company, Ltd.	1,000	12,154
Mitsubishi Logistics Corp.	1,200	38,848
Mitsubishi Materials Corp.	1,900	35,729
Mitsubishi Paper Mills, Ltd.	2,600	10,259
Mitsubishi Pencil Company, Ltd.	1,500	25,137
Mitsubishi Research Institute, Inc.	500	16,392
Mitsubishi Shokuhin Company, Ltd.	600	22,068
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	9,612
Mitsui DM Sugar Holdings Company, Ltd.	1,000	20,586
Mitsui E&S Company, Ltd.	4,600	58,071
Mitsui High-Tec, Inc.	500	28,402
Mitsui Matsushima Holdings Company, Ltd.	1,000	19,173
Mitsui Mining & Smelting Company, Ltd.	2,200	67,426
Mitsui-Soko Holdings Company, Ltd.	900	27,808
Mitsuuroko Group Holdings Company, Ltd.	3,200	29,920
Mixi, Inc.	1,800	31,151
Mizuho Leasing Company, Ltd.	4,000	29,484
Mizuno Corp.	1,400	58,458
Mochida Pharmaceutical Company, Ltd.	900	19,045
Modec, Inc. (A)	1,800	36,413
Monex Group, Inc.	8,000	47,651
Morinaga & Company, Ltd.	3,000	51,495
Morinaga Milk Industry Company, Ltd.	3,000	61,374
Morita Holdings Corp.	2,200	23,835
Morozoff, Ltd.	500	14,014
MrMax Holdings, Ltd.	1,700	7,064
m-up Holdings, Inc.	2,000	15,480
Musashi Seimitsu Industry Company, Ltd.	2,600	29,039
Nabtesco Corp.	900	15,088
Nachi-Fujikoshi Corp.	600	13,729
Nafco Company, Ltd.	1,100	18,772
Nagano Keiki Company, Ltd.	1,800	26,899
Nagase & Company, Ltd.	3,000	50,420
Nagatanien Holdings Company, Ltd.	1,000	14,739
Nagawa Company, Ltd.	300	15,107
Nakamuraya Company, Ltd.	300	6,108
Nakanishi, Inc.	2,600	40,799

121

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nakayama Steel Works, Ltd.	1,100	$6,817
Namura Shipbuilding Company, Ltd.	3,252	43,163
Nankai Electric Railway Company, Ltd.	3,000	61,622
Natori Company, Ltd.	700	9,781
NEC Capital Solutions, Ltd.	800	20,334
NEC Networks & System Integration Corp.	2,100	34,963
NET One Systems Company, Ltd.	2,900	51,024
Neturen Company, Ltd.	2,300	16,803
Nextage Company, Ltd.	1,900	35,980
NHK Spring Company, Ltd. (B)	9,100	90,415
Nice Corp.	600	7,066
Nichias Corp.	2,300	61,457
Nichiban Company, Ltd.	700	9,041
Nichicon Corp.	3,400	28,713
Nichiden Corp.	600	10,548
Nichiha Corp.	1,200	27,126
Nichireki Company, Ltd.	2,000	33,040
Nichirin Company, Ltd.	1,040	25,500
Nihon Chouzai Company, Ltd.	800	8,265
Nihon Dempa Kogyo Company, Ltd.	2,500	22,411
Nihon Flush Company, Ltd.	1,000	6,394
Nihon House Holdings Company, Ltd.	1,000	2,302
Nihon Kagaku Sangyo Company, Ltd.	1,000	9,451
Nihon Kohden Corp.	800	21,243
Nihon M&A Center Holdings, Inc.	9,700	61,751
Nihon Nohyaku Company, Ltd.	4,000	21,204
Nihon Parkerizing Company, Ltd.	3,900	31,410
Nihon Tokushu Toryo Company, Ltd.	1,000	9,604
Nikkiso Company, Ltd.	2,100	17,163
Nikkon Holdings Company, Ltd.	2,200	42,457
Nippn Corp.	2,700	41,448
Nippon Air Conditioning Services Company, Ltd.	1,600	9,550
Nippon Beet Sugar Manufacturing Company, Ltd.	900	12,294
Nippon Carbon Company, Ltd.	500	17,511
Nippon Chemical Industrial Company, Ltd.	700	10,899
Nippon Chemi-Con Corp. (A)	1,100	10,416
Nippon Coke & Engineering Company, Ltd.	18,000	15,382
Nippon Concrete Industries Company, Ltd.	2,600	6,823
Nippon Denko Company, Ltd.	6,530	13,719
Nippon Densetsu Kogyo Company, Ltd.	2,100	29,086
Nippon Electric Glass Company, Ltd.	1,900	48,531
Nippon Gas Company, Ltd.	4,300	72,421
Nippon Hume Corp.	2,000	11,213
Nippon Kayaku Company, Ltd.	5,300	45,464
Nippon Kodoshi Corp.	800	9,780
Nippon Light Metal Holdings Company, Ltd.	2,820	33,464
Nippon Paper Industries Company, Ltd. (A)	4,600	35,596
Nippon Parking Development Company, Ltd.	8,400	11,237
Nippon Pillar Packing Company, Ltd.	1,100	44,717
Nippon Rietec Company, Ltd.	300	2,667
Nippon Seiki Company, Ltd.	3,000	30,365
Nippon Sharyo, Ltd.	600	9,415
Nippon Sheet Glass Company, Ltd. (A)	4,100	14,006
Nippon Shokubai Company, Ltd.	3,200	31,249
Nippon Signal Company, Ltd.	3,000	20,431
Nippon Soda Company, Ltd.	600	24,023
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Thompson Company, Ltd.	4,700	$19,893
Nippon Yakin Kogyo Company, Ltd.	1,000	31,919
Nipro Corp.	6,700	53,179
Nishikawa Rubber Company, Ltd.	800	11,202
Nishimatsu Construction Company, Ltd.	1,500	43,120
Nishimatsuya Chain Company, Ltd.	2,700	42,927
Nishi-Nippon Financial Holdings, Inc. (B)	3,900	48,761
Nishi-Nippon Railroad Company, Ltd.	2,400	39,151
Nishio Holdings Company, Ltd.	800	20,459
Nissan Shatai Company, Ltd.	3,400	23,381
Nissei ASB Machine Company, Ltd.	500	17,117
Nissei Plastic Industrial Company, Ltd.	1,600	12,398
Nissha Company, Ltd.	2,300	22,906
Nisshinbo Holdings, Inc.	4,768	38,324
Nissin Corp.	1,400	26,460
Nisso Holdings Company, Ltd.	2,400	13,084
Nissui Corp. (B)	13,000	81,509
Nitta Corp.	1,300	34,046
NITTAN Corp.	1,200	2,969
Nittetsu Mining Company, Ltd.	600	19,352
Nitto Kogyo Corp.	1,600	44,023
Nitto Kohki Company, Ltd.	1,000	12,810
Nitto Seiko Company, Ltd.	1,700	7,150
Noevir Holdings Company, Ltd.	800	27,470
Nohmi Bosai, Ltd.	1,300	19,435
Nojima Corp.	3,200	35,694
NOK Corp.	900	12,368
Nomura Micro Science Company, Ltd. (B)	1,200	42,244
Noritake Company, Ltd.	1,400	38,944
Noritsu Koki Company, Ltd.	1,000	21,058
Noritz Corp.	2,100	24,055
North Pacific Bank, Ltd.	12,900	37,627
NPR-RIKEN Corp.	1,200	24,507
NS Tool Company, Ltd.	800	5,174
NS United Kaiun Kaisha, Ltd.	800	24,999
NSD Company, Ltd.	2,200	42,542
NTN Corp.	18,400	38,355
Obara Group, Inc.	600	15,083
Ohsho Food Service Corp.	700	35,722
Oiles Corp.	1,380	20,261
Oisix ra daichi, Inc. (A)(B)	1,200	10,252
Okabe Company, Ltd.	2,600	13,401
Okamoto Industries, Inc.	600	19,520
Okamura Corp.	2,000	29,481
Okasan Securities Group, Inc.	7,000	37,455
Oki Electric Industry Company, Ltd.	4,700	35,932
Okinawa Cellular Telephone Company	800	18,862
Okinawa Financial Group, Inc.	1,140	19,621
OKUMA Corp.	1,100	52,318
Okumura Corp.	1,200	39,860
Okura Industrial Company, Ltd.	800	16,341
Okuwa Company, Ltd.	1,000	6,264
Onoken Company, Ltd.	1,500	18,544
Onward Holdings Company, Ltd.	7,100	25,196
Optex Group Company, Ltd.	1,900	24,776
Optim Corp. (A)	700	4,790
Optorun Company, Ltd.	1,100	14,977
Organo Corp.	1,100	54,549
Orient Corp.	3,180	22,494
Oriental Shiraishi Corp.	7,600	19,860
Origin Company, Ltd.	600	4,789
Oro Company, Ltd.	700	12,127
Osaka Organic Chemical Industry, Ltd.	800	16,871

122

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Osaka Soda Company, Ltd.	800	$50,846
Osaka Steel Company, Ltd.	700	10,097
Osaki Electric Company, Ltd.	3,000	13,453
OSG Corp.	3,900	56,180
Outsourcing, Inc. (A)	3,900	45,055
Oyo Corp.	1,300	18,912
Pacific Industrial Company, Ltd.	3,000	33,308
Pacific Metals Company, Ltd. (A)	1,100	9,832
PAL GROUP Holdings Company, Ltd.	1,400	23,813
PALTAC Corp.	1,200	31,906
Paramount Bed Holdings Company, Ltd.	1,600	27,168
Paris Miki Holdings, Inc.	1,100	3,016
Park24 Company, Ltd. (A)	4,200	49,598
Pasona Group, Inc.	1,300	23,915
Penta-Ocean Construction Company, Ltd.	2,300	11,546
PeptiDream, Inc. (A)	3,600	33,796
PIA Corp. (A)	500	10,557
Pickles Holdings Company, Ltd.	800	6,266
Pigeon Corp.	5,500	52,992
Pilot Corp.	1,200	31,187
Piolax, Inc.	2,100	36,818
Pole To Win Holdings, Inc.	2,000	6,761
Premium Group Company, Ltd.	2,400	32,480
Premium Water Holdings, Inc.	400	8,261
Press Kogyo Company, Ltd.	7,000	32,597
Pressance Corp.	700	8,192
Prestige International, Inc.	5,000	22,551
Prima Meat Packers, Ltd.	1,500	22,479
Procrea Holdings, Inc.	2,344	28,774
Pronexus, Inc.	600	4,830
Proto Corp.	1,800	16,732
PS Mitsubishi Construction Company, Ltd.	800	5,533
Punch Industry Company, Ltd.	1,300	3,914
QB Net Holdings Company, Ltd.	1,800	14,573
Qol Holdings Company, Ltd.	1,400	16,040
Quick Company, Ltd.	800	12,507
Raccoon Holdings, Inc.	800	3,244
Raito Kogyo Company, Ltd.	2,400	31,946
Raiznext Corp.	2,000	27,538
Raksul, Inc. (A)	1,200	8,583
Rasa Industries, Ltd.	600	10,797
Raysum Company, Ltd.	300	6,824
Relo Group, Inc.	2,800	22,793
Rengo Company, Ltd.	8,600	65,558
RENOVA, Inc. (A)	1,400	11,502
Resorttrust, Inc.	2,400	41,064
Restar Holdings Corp.	1,600	32,064
Retail Partners Company, Ltd.	300	3,690
Rheon Automatic Machinery Company, Ltd.	1,500	15,377
Ricoh Leasing Company, Ltd.	800	27,867
Riken Keiki Company, Ltd.	1,600	40,324
Riken Technos Corp.	3,000	19,641
Riken Vitamin Company, Ltd.	1,400	23,230
Rion Company, Ltd.	500	9,658
Riso Kyoiku Company, Ltd.	9,300	13,537
Rock Field Company, Ltd.	1,000	11,299
Rokko Butter Company, Ltd.	600	5,523
Roland Corp.	700	21,359
Roland DG Corp.	900	32,161
Rorze Corp.	500	70,633
Round One Corp.	5,500	28,476
Royal Holdings Company, Ltd.	600	9,808
RS Technologies Company, Ltd.	800	16,052
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Ryobi, Ltd.	1,400	$27,844
Ryoden Corp.	1,500	26,530
Ryosan Company, Ltd.	1,100	35,675
S Foods, Inc.	900	20,048
S&B Foods, Inc.	600	17,484
Sac's Bar Holdings, Inc.	600	3,454
Saibu Gas Holdings Company, Ltd.	1,500	18,799
Saint-Care Holding Corp.	1,900	11,304
Sakai Chemical Industry Company, Ltd.	1,400	17,765
Sakai Moving Service Company, Ltd.	1,000	16,812
Sakata INX Corp.	3,100	32,278
Sala Corp.	3,000	16,395
SAMTY Company, Ltd.	1,600	29,232
San ju San Financial Group, Inc.	1,700	23,444
San-A Company, Ltd.	1,300	40,279
San-Ai Obbli Company, Ltd.	3,500	47,702
Sangetsu Corp.	2,100	45,901
Sanken Electric Company, Ltd.	900	39,470
Sanki Engineering Company, Ltd.	2,000	27,826
Sankyo Frontier Company, Ltd.	300	8,417
Sankyo Seiko Company, Ltd.	3,200	15,872
Sankyo Tateyama, Inc.	2,500	15,570
Sankyu, Inc.	1,400	48,185
Sanoh Industrial Company, Ltd.	1,900	14,334
Sanshin Electronics Company, Ltd.	700	9,898
Sanyo Chemical Industries, Ltd.	600	16,726
Sanyo Denki Company, Ltd.	400	18,698
Sanyo Electric Railway Company, Ltd.	1,600	21,963
Sanyo Shokai, Ltd.	700	12,674
Sanyo Special Steel Company, Ltd.	1,400	20,678
Sanyo Trading Company, Ltd.	1,200	11,367
Sato Holdings Corp.	1,700	25,999
Sawai Group Holdings Company, Ltd.	1,800	70,377
SB Technology Corp.	800	11,032
SBI ARUHI Corp.	500	3,099
SBI Global Asset Management Company, Ltd.	1,300	6,300
SBS Holdings, Inc.	900	15,383
Scroll Corp.	2,300	14,453
Seika Corp.	500	12,396
Seikagaku Corp.	1,700	8,530
Seikitokyu Kogyo Company, Ltd.	1,600	19,820
Seiko Group Corp.	1,400	37,726
Seino Holdings Company, Ltd.	3,000	41,175
Seiren Company, Ltd.	1,900	34,568
Sekisui Jushi Corp.	1,600	24,837
Sekisui Kasei Company, Ltd.	2,500	8,269
Senko Group Holdings Company, Ltd.	4,700	35,214
Senshu Electric Company, Ltd.	600	19,800
Senshu Ikeda Holdings, Inc.	17,200	44,676
Senshukai Company, Ltd. (A)	3,300	6,543
Seria Company, Ltd.	2,100	41,514
Shibaura Electronics Company, Ltd.	500	20,595
Shibaura Machine Company, Ltd.	1,600	38,676
Shibaura Mechatronics Corp.	300	12,720
Shibuya Corp.	800	18,417
Shikibo, Ltd.	1,100	8,304
Shikoku Electric Power Company, Inc.	5,200	40,636
Shikoku Kasei Holdings Corp.	3,000	35,033
Shima Seiki Manufacturing, Ltd.	1,200	10,994
Shin Nippon Biomedical Laboratories, Ltd. (B)	1,000	10,147
Shinagawa Refractories Company, Ltd.	3,000	37,705
Shindengen Electric Manufacturing Company, Ltd.	500	10,031

123

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shin-Etsu Polymer Company, Ltd.	3,000	$30,541
Shinko Shoji Company, Ltd.	1,900	14,969
Shinmaywa Industries, Ltd.	2,400	19,546
Shinnihon Corp.	2,500	27,377
Shinwa Company, Ltd.	700	12,674
Ship Healthcare Holdings, Inc.	2,600	35,914
Shizuoka Gas Company, Ltd.	4,500	28,135
Shoei Company, Ltd.	1,600	24,185
Shofu, Inc.	600	11,498
Showa Sangyo Company, Ltd.	1,000	22,877
SIGMAXYZ Holdings, Inc.	1,800	20,078
Siix Corp.	1,600	18,266
Sinanen Holdings Company, Ltd.	800	26,283
Sinfonia Technology Company, Ltd.	1,600	32,765
Sinko Industries, Ltd.	1,500	37,918
Sintokogio, Ltd.	3,400	28,391
SKY Perfect JSAT Holdings, Inc.	7,800	53,174
Smaregi, Inc. (A)	400	6,168
SMK Corp.	300	5,166
SMS Company, Ltd.	1,600	27,517
Snow Peak, Inc. (A)	1,200	9,898
Sodick Company, Ltd.	2,400	11,423
Softcreate Holdings Corp.	1,400	17,186
Software Service, Inc.	200	16,779
Soken Chemical & Engineering Company, Ltd.	800	16,916
Solasto Corp.	3,200	11,494
Sotetsu Holdings, Inc.	3,500	62,543
Sparx Group Company, Ltd.	1,480	18,396
S-Pool, Inc.	5,000	10,376
SRA Holdings	600	15,664
SRE Holdings Corp. (A)	400	11,174
ST Corp.	700	7,112
St. Marc Holdings Company, Ltd.	800	11,240
Star Mica Holdings Company, Ltd.	2,200	9,018
Star Micronics Company, Ltd.	2,300	28,161
Starts Corp., Inc.	1,900	39,531
Starzen Company, Ltd.	600	11,212
Stella Chemifa Corp.	800	19,400
Strike Company, Ltd.	700	22,411
Studio Alice Company, Ltd.	900	12,257
Sugimoto & Company, Ltd.	700	10,458
Sumida Corp.	1,600	12,831
Suminoe Textile Company, Ltd.	500	8,585
Sumitomo Bakelite Company, Ltd.	1,400	42,189
Sumitomo Densetsu Company, Ltd.	1,300	28,975
Sumitomo Mitsui Construction Company, Ltd.	6,000	16,879
Sumitomo Osaka Cement Company, Ltd.	1,500	37,527
Sumitomo Pharma Company, Ltd. (A)	3,300	8,649
Sumitomo Riko Company, Ltd.	2,400	21,231
Sumitomo Seika Chemicals Company, Ltd.	500	16,686
Sun Frontier Fudousan Company, Ltd.	2,200	27,203
Suruga Bank, Ltd.	7,300	42,528
SWCC Corp.	1,200	30,012
Systena Corp.	12,200	21,657
Syuppin Company, Ltd.	1,200	9,358
T RAD Company, Ltd.	500	12,985
Tachibana Eletech Company, Ltd.	1,360	29,014
Tachi-S Company, Ltd.	2,400	31,597
Tadano, Ltd.	5,000	42,764
Taihei Dengyo Kaisha, Ltd.	1,000	30,507
Taiheiyo Cement Corp.	2,800	64,488
Taiho Kogyo Company, Ltd.	1,200	7,406
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Taikisha, Ltd.	900	$28,117
Taisei Lamick Company, Ltd.	500	9,744
Taiyo Holdings Company, Ltd.	2,000	44,067
Takamatsu Construction Group Company, Ltd.	1,000	18,627
Takaoka Toko Company, Ltd.	700	11,753
Takara Bio, Inc.	2,100	13,536
Takara Holdings, Inc. (B)	5,700	41,059
Takara Standard Company, Ltd.	2,200	27,861
Takasago International Corp.	1,200	27,268
Takasago Thermal Engineering Company, Ltd.	1,700	54,117
Takashimaya Company, Ltd.	1,100	17,563
Takeuchi Manufacturing Company, Ltd.	1,600	64,138
Takuma Company, Ltd.	3,000	37,261
Tama Home Company, Ltd.	1,000	29,649
Tamron Company, Ltd.	1,100	48,896
Tamura Corp.	6,000	23,592
Tanseisha Company, Ltd.	1,100	6,379
Tatsuta Electric Wire and Cable Company, Ltd. (A)	4,200	19,400
Tayca Corp.	1,500	15,071
TDC Soft, Inc.	2,400	17,595
TechMatrix Corp.	2,000	24,057
Techno Horizon Company, Ltd.	1,400	4,812
Teijin, Ltd.	5,400	49,045
Teikoku Sen-I Company, Ltd.	1,200	18,290
Tekken Corp.	800	14,253
Tenma Corp.	1,000	14,971
Tess Holdings Company, Ltd.	2,400	7,339
T-Gaia Corp.	900	12,106
The 77 Bank, Ltd.	2,100	56,013
The Akita Bank, Ltd.	1,100	15,044
The Awa Bank, Ltd.	2,200	40,444
The Bank of Iwate, Ltd.	1,100	18,646
The Bank of Nagoya, Ltd.	500	21,412
The Bank of Saga, Ltd.	1,000	13,951
The Chiba Kogyo Bank, Ltd.	3,200	22,216
The Chugoku Electric Power Company, Inc.	4,600	34,681
The Ehime Bank, Ltd.	2,100	15,608
The First Bank of Toyama, Ltd.	2,800	17,629
The Fukui Bank, Ltd.	1,800	23,067
The Fukushima Bank, Ltd.	2,100	4,308
The Furukawa Battery Company, Ltd.	1,300	8,698
The Gunma Bank, Ltd. (B)	10,800	61,317
The Hyakugo Bank, Ltd.	9,600	40,632
The Hyakujushi Bank, Ltd.	1,700	32,790
The Japan Steel Works, Ltd.	700	15,620
The Keiyo Bank, Ltd.	4,400	22,016
The Kita-Nippon Bank, Ltd.	700	11,354
The Kiyo Bank, Ltd.	3,800	46,698
The Miyazaki Bank, Ltd.	1,000	19,035
The Monogatari Corp.	1,200	36,847
The Musashino Bank, Ltd.	1,700	32,927
The Nanto Bank, Ltd.	2,000	40,418
The Nippon Road Company, Ltd.	1,000	12,437
The Nisshin Oillio Group, Ltd.	1,200	40,226
The Ogaki Kyoritsu Bank, Ltd.	1,600	23,098
The Oita Bank, Ltd.	900	17,972
The Okinawa Electric Power Company, Inc.	1,990	15,104
The Pack Corp.	800	19,874
The San-In Godo Bank, Ltd.	4,300	33,757

124

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Shibusawa Warehouse Company, Ltd.	1,000	$20,017
The Shiga Bank, Ltd.	1,700	46,996
The Shikoku Bank, Ltd.	2,800	22,280
The Shimizu Bank, Ltd.	500	5,304
The Sumitomo Warehouse Company, Ltd.	1,824	30,712
The Tochigi Bank, Ltd.	8,000	19,329
The Toho Bank, Ltd.	12,000	28,446
The Tohoku Bank, Ltd.	400	3,321
The Tottori Bank, Ltd.	400	3,930
The Towa Bank, Ltd.	2,900	13,769
The Yamagata Bank, Ltd.	2,000	15,492
The Yamanashi Chuo Bank, Ltd.	2,000	24,795
Tigers Polymer Corp.	1,000	7,408
TKC Corp.	1,300	31,909
Toa Corp. (Hyogo)	1,400	10,721
Toa Corp. (Tokyo)	4,800	38,487
Toagosei Company, Ltd.	4,300	45,054
Tobishima Corp.	720	7,024
TOC Company, Ltd.	3,400	15,628
Tocalo Company, Ltd.	3,200	37,544
Toda Corp. (B)	8,400	56,198
Toda Kogyo Corp. (A)	300	3,574
Toei Company, Ltd.	500	12,687
Toenec Corp.	600	22,795
Toho Company, Ltd.	600	11,680
Toho Gas Company, Ltd.	2,200	48,709
Toho Holdings Company, Ltd.	2,400	57,034
Toho Titanium Company, Ltd. (B)	1,300	13,505
Toho Zinc Company, Ltd. (A)	800	5,829
Tokai Carbon Company, Ltd.	6,700	44,398
Tokai Corp.	1,200	17,093
TOKAI Holdings Corp.	4,000	26,075
Tokai Rika Company, Ltd.	2,600	44,615
Tokai Tokyo Financial Holdings, Inc.	11,500	45,872
Token Corp.	410	28,560
Tokushu Tokai Paper Company, Ltd.	600	15,766
Tokuyama Corp.	1,800	31,520
Tokyo Base Company, Ltd.	900	1,793
Tokyo Electron Device, Ltd.	600	27,298
Tokyo Energy & Systems, Inc.	2,000	16,202
Tokyo Keiki, Inc.	1,000	17,105
Tokyo Kiraboshi Financial Group, Inc.	1,136	35,246
Tokyo Rope Manufacturing Company, Ltd.	200	1,889
Tokyo Steel Manufacturing Company, Ltd.	2,700	29,607
Tokyo Tekko Company, Ltd.	800	27,801
Tokyo Theatres Company, Inc.	900	6,621
Tokyotokeiba Company, Ltd.	600	17,762
Tokyu Construction Company, Ltd.	3,900	21,305
Tomato Bank, Ltd.	1,100	9,220
Tomen Devices Corp.	200	8,690
Tomoe Corp.	2,200	10,757
Tomoku Company, Ltd.	500	8,695
TOMONY Holdings, Inc.	10,600	29,222
Tomy Company, Ltd.	2,900	52,960
Tonami Holdings Company, Ltd.	500	15,071
Topcon Corp.	4,700	54,331
Topre Corp.	2,300	39,096
Topy Industries, Ltd.	1,300	23,192
Torex Semiconductor, Ltd.	700	8,493
Toridoll Holdings Corp. (B)	1,200	32,770
Torii Pharmaceutical Company, Ltd.	1,100	29,943
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Torishima Pump Manufacturing Company, Ltd.	900	$16,792
Tosei Corp.	2,500	39,640
Toshiba TEC Corp.	1,100	21,924
Tosho Company, Ltd.	1,300	6,123
Totetsu Kogyo Company, Ltd.	1,000	19,743
Towa Corp.	800	53,103
Towa Pharmaceutical Company, Ltd.	1,500	29,076
Toyo Construction Company, Ltd.	3,100	26,573
Toyo Corp.	1,100	11,140
Toyo Denki Seizo KK	600	4,712
Toyo Engineering Corp.	2,200	13,905
Toyo Gosei Company, Ltd. (B)	300	19,232
Toyo Kanetsu KK	400	11,768
Toyo Securities Company, Ltd.	6,000	15,827
Toyo Tanso Company, Ltd.	1,000	53,301
Toyo Tire Corp.	2,000	37,793
Toyo Wharf & Warehouse Company, Ltd.	600	5,522
Toyobo Company, Ltd.	4,093	30,108
TPR Company, Ltd.	1,400	21,819
Trancom Company, Ltd.	400	16,046
Transaction Company, Ltd.	1,700	25,578
Transcosmos, Inc.	1,400	28,568
Trusco Nakayama Corp.	2,200	37,300
TS Tech Company, Ltd.	4,400	55,949
TSI Holdings Company, Ltd.	5,270	27,370
Tsubaki Nakashima Company, Ltd.	2,300	12,612
Tsubakimoto Chain Company	1,200	40,426
Tsugami Corp.	1,600	12,169
Tsukishima Holdings Company, Ltd.	2,000	18,739
Tsukuba Bank, Ltd.	5,700	11,365
Tsumura & Company	2,600	64,728
Tsurumi Manufacturing Company, Ltd.	1,000	24,756
TV Asahi Holdings Corp.	2,000	27,608
UACJ Corp.	1,003	28,693
UBE Corp.	3,000	53,443
Ubicom Holdings, Inc.	500	4,191
Uchida Yoko Company, Ltd.	400	18,284
Union Tool Company	700	20,552
Unipres Corp.	2,600	19,985
United Arrows, Ltd.	1,600	20,646
United Super Markets Holdings, Inc.	2,400	15,820
UNITED, Inc.	2,600	15,227
Unitika, Ltd. (A)	5,900	6,487
Universal Entertainment Corp.	1,200	15,269
Usen-Next Holdings Company, Ltd.	1,300	44,544
Ushio, Inc.	4,400	56,260
UT Group Company, Ltd.	1,500	35,218
V Technology Company, Ltd.	400	6,571
Valor Holdings Company, Ltd.	1,700	27,787
Valqua, Ltd.	1,000	33,494
Value HR Company, Ltd.	1,200	10,596
ValueCommerce Company, Ltd.	900	6,359
Vector, Inc.	3,100	24,046
Vertex Corp.	1,100	12,002
Visional, Inc. (A)	400	25,665
Vital KSK Holdings, Inc.	3,500	28,770
VT Holdings Company, Ltd.	6,600	23,365
Wacoal Holdings Corp.	1,900	46,409
Wacom Company, Ltd.	2,700	11,589
Wakachiku Construction Company, Ltd.	900	21,589
Wakita & Company, Ltd.	2,300	24,290
Warabeya Nichiyo Holdings Company, Ltd.	900	16,297

125

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Watahan & Company, Ltd.	600	$6,153
WDB Holdings Company, Ltd.	700	10,653
Weathernews, Inc.	300	10,129
Wellneo Sugar Company, Ltd.	1,100	16,799
West Holdings Corp.	716	13,579
Will Group, Inc.	1,200	8,386
WingArc1st, Inc.	1,500	30,199
World Company, Ltd.	700	9,685
World Holdings Company, Ltd.	600	10,139
Wowow, Inc.	600	4,477
Xebio Holdings Company, Ltd.	2,800	17,868
Yahagi Construction Company, Ltd.	2,000	20,470
Yaizu Suisankagaku Industry Company, Ltd.	1,100	10,331
YAKUODO Holdings Company, Ltd.	700	12,169
YAMABIKO Corp.	2,400	31,860
YAMADA Consulting Group Company, Ltd.	1,100	12,873
Yamae Group Holdings Company, Ltd.	1,000	18,300
Yamaguchi Financial Group, Inc.	5,100	51,807
Yamaichi Electronics Company, Ltd.	1,700	27,168
Yamazen Corp.	3,900	34,467
Yaoko Company, Ltd.	300	18,039
Yasuda Logistics Corp.	1,400	11,147
Yellow Hat, Ltd.	2,000	26,178
Yodogawa Steel Works, Ltd.	1,200	36,321
Yokogawa Bridge Holdings Corp.	2,100	40,506
Yokorei Company, Ltd.	2,900	19,748
Yokowo Company, Ltd.	1,200	12,207
Yomeishu Seizo Company, Ltd.	500	6,179
Yondoshi Holdings, Inc.	1,300	15,947
Yonex Company, Ltd.	2,100	15,361
Yorozu Corp.	1,800	11,491
Yoshinoya Holdings Company, Ltd.	2,500	55,750
Yuasa Trading Company, Ltd.	1,100	38,437
Yukiguni Maitake Company, Ltd.	1,000	6,975
Yurtec Corp.	2,000	19,578
Yushiro Chemical Industry Company, Ltd.	1,100	16,191
Zenrin Company, Ltd.	1,950	10,975
Zeon Corp.	3,800	33,100
ZERIA Pharmaceutical Company, Ltd.	1,200	16,811
ZIGExN Company, Ltd.	7,000	27,879
		25,463,341
Jersey, Channel Islands - 0.1%
Centamin PLC	57,981	82,576
Jordan - 0.1%
Hikma Pharmaceuticals PLC	3,966	95,941
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	59,055
VP Bank AG, Class A	188	19,577
		78,632
Luxembourg - 0.5%
ADLER Group SA (A)(D)	776	150
APERAM SA	1,921	60,724
Aroundtown SA (A)	36,871	77,727
B&S Group Sarl (D)	983	3,903
Befesa SA (D)	1,789	61,495
d'Amico International Shipping SA	6,428	44,147
Grand City Properties SA	3,748	42,865
IVS Group SA	2,104	14,685
L'Occitane International SA	10,750	43,510
RTL Group SA	933	31,479
SES SA	17,911	119,384
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg (continued)
Sword Group	278	$11,297
		511,366
Macau - 0.0%
MECOM Power and Construction, Ltd. (A)	87,750	1,953
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	19,048
Malta - 0.0%
Catena Media PLC (A)(B)	3,412	3,395
Mauritius - 0.0%
Capital, Ltd.	9,014	10,265
Mexico - 0.0%
Fresnillo PLC	1,387	8,215
Netherlands - 1.9%
Aalberts NV	4,048	194,626
Acomo NV	876	16,606
Alfen N.V. (A)(B)(D)	681	36,689
AMG Critical Materials NV	1,350	30,659
Arcadis NV	3,031	185,618
Basic-Fit NV (A)(B)(D)	2,099	46,817
BE Semiconductor Industries NV	2,921	447,436
Brack Capital Properties NV (A)	230	14,505
Brunel International NV (B)	1,169	12,843
Corbion NV	587	12,550
CTP NV (D)	2,684	47,880
Flow Traders, Ltd.	1,631	32,163
ForFarmers NV	2,398	6,705
Fugro NV (A)	7,384	181,006
Innoconcepts NV (A)(C)	10,527	0
Just Eat Takeaway.com NV (A)(D)	737	10,923
Kendrion NV	1,152	17,086
Koninklijke BAM Groep NV	15,496	58,751
Koninklijke Heijmans NV	2,278	42,198
Koninklijke Vopak NV	2,374	91,558
Nedap NV	225	16,398
OCI NV	1,851	50,734
Pharming Group NV (A)	30,666	33,703
PostNL NV (B)	15,748	21,447
PPHE Hotel Group, Ltd.	592	10,583
SBM Offshore NV	5,505	87,924
SIF Holding NV (A)	588	6,776
Signify NV (D)	5,215	160,542
Sligro Food Group NV (B)	1,151	17,419
TKH Group NV	1,628	69,403
TomTom NV (A)(B)	3,258	26,032
Van Lanschot Kempen NV	1,179	40,100
		2,027,680
New Zealand - 0.3%
Air New Zealand, Ltd.	37,974	13,722
Arvida Group, Ltd.	13,293	8,822
Channel Infrastructure NZ, Ltd.	11,354	10,319
Chorus, Ltd.	3,784	17,386
Delegat Group, Ltd.	1,200	4,731
Freightways Group, Ltd.	5,690	30,099
Gentrack Group, Ltd. (A)	3,060	16,241
Hallenstein Glasson Holdings, Ltd.	3,354	12,915
Heartland Group Holdings, Ltd.	24,029	18,400
Investore Property, Ltd.	14,352	9,958
KMD Brands, Ltd.	25,838	8,499
Manawa Energy, Ltd.	1,665	4,525
NZME, Ltd.	13,259	7,606
NZX, Ltd.	17,320	10,852
Oceania Healthcare, Ltd.	41,920	15,805

126

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Pacific Edge, Ltd. (A)	27,936	$1,416
PGG Wrightson, Ltd.	819	1,067
Restaurant Brands New Zealand, Ltd.	886	1,851
Sanford, Ltd.	2,767	6,334
Scales Corp., Ltd.	5,176	10,361
Serko, Ltd. (A)	2,827	6,567
Skellerup Holdings, Ltd.	7,637	20,621
SKY Network Television, Ltd.	6,265	10,583
SKYCITY Entertainment Group, Ltd.	20,410	25,393
Summerset Group Holdings, Ltd.	5,319	36,235
Synlait Milk, Ltd. (A)(B)	5,495	2,470
The Warehouse Group, Ltd.	9,894	9,162
Tourism Holdings, Ltd.	6,828	12,985
TOWER, Ltd. (A)	11,445	4,746
Vista Group International, Ltd. (A)	7,682	9,169
		348,840
Norway - 0.8%
ABG Sundal Collier Holding ASA	24,237	13,571
AF Gruppen ASA	717	9,209
Akastor ASA	6,104	6,208
Aker Carbon Capture ASA (A)(B)	4,495	2,407
AMSC ASA	1,661	4,160
ArcticZymes Technologies ASA (A)	962	2,596
Atea ASA (A)	3,574	42,791
Austevoll Seafood ASA	4,868	38,300
Avance Gas Holding, Ltd. (D)	1,658	18,937
Axactor ASA (A)	14,729	6,355
B2 Impact ASA	23,929	17,611
Belships ASA	10,010	19,298
BLUENORD ASA (A)	912	48,230
Bonheur ASA	1,411	31,188
Bouvet ASA	3,002	17,176
BW Offshore, Ltd.	4,568	11,417
Cloudberry Clean Energy ASA (A)	5,431	4,968
Crayon Group Holding ASA (A)(B)(D)	1,983	14,566
DNO ASA	18,710	16,948
Elmera Group ASA (D)	5,860	18,677
Europris ASA (D)	8,327	59,970
FLEX LNG, Ltd.	294	7,336
Gram Car Carriers ASA (A)	561	10,323
Grieg Seafood ASA (B)	2,264	14,186
Hexagon Composites ASA (A)	6,450	11,173
Hexagon Purus ASA (A)	2,213	1,272
Kid ASA (D)	1,128	14,733
Kitron ASA	9,158	28,716
LINK Mobility Group Holding ASA (A)	14,986	27,375
Medistim ASA	352	6,047
MPC Container Ships ASA (B)	15,398	17,840
Multiconsult ASA (D)	554	7,544
Norske Skog ASA (B)(D)	1,815	5,622
Norwegian Air Shuttle ASA (A)	11,101	16,775
Odfjell Drilling, Ltd.	4,970	22,386
Panoro Energy ASA	3,699	9,178
Pareto Bank ASA	1,457	7,904
PGS ASA (A)	22,374	16,303
PhotoCure ASA (A)	2,625	13,321
PoLight ASA (A)(B)(D)	3,259	1,150
Protector Forsikring ASA	2,110	44,196
Scatec ASA (D)	4,993	33,235
Selvaag Bolig ASA	1,842	6,182
Sparebank 1 Oestlandet	758	8,690
SpareBank 1 Sorost-Norge	4,392	27,157
Sparebanken More	1,230	10,347
Veidekke ASA	5,117	55,614
Volue ASA (A)	3,279	9,027
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Wilh Wilhelmsen Holding ASA, Class A	390	$12,554
XXL ASA (A)(D)	19,159	1,662
		852,431
Peru - 0.0%
Hochschild Mining PLC (A)	16,530	26,497
Poland - 0.1%
InPost SA (A)	2,875	44,280
Portugal - 0.4%
Altri SGPS SA (B)	6,511	36,709
Banco Comercial Portugues SA (A)	308,962	104,226
Corticeira Amorim SGPS SA	2,100	22,270
CTT-Correios de Portugal SA	8,914	39,717
Greenvolt-Energias Renovaveis SA (A)	2,312	20,359
Mota-Engil SGPS SA	5,636	29,272
NOS SGPS SA	10,693	41,820
REN - Redes Energeticas Nacionais SGPS SA	21,605	51,316
Sonae SGPS SA	34,734	32,963
The Navigator Company SA	12,847	56,177
		434,829
Singapore - 1.0%
AEM Holdings, Ltd.	9,100	14,760
Banyan Tree Holdings, Ltd. (A)	19,800	5,649
Best World International, Ltd. (A)	3,974	6,240
Boustead Singapore, Ltd.	10,000	7,108
Bukit Sembawang Estates, Ltd.	11,000	25,661
BW LPG, Ltd. (D)	4,059	45,281
Capitaland India Trust	50,467	39,243
China Aviation Oil Singapore Corp., Ltd.	14,400	9,654
ComfortDelGro Corp., Ltd.	69,000	71,527
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	6,329
CSE Global, Ltd.	34,000	10,826
Delfi, Ltd.	21,900	14,600
Ezion Holdings, Ltd. (A)(C)	131,300	0
Far East Orchard, Ltd.	5,140	3,805
First Resources, Ltd.	19,300	19,582
Fraser and Neave, Ltd.	8,600	6,625
Gallant Venture, Ltd. (A)	71,000	6,829
Golden Agri-Resources, Ltd.	183,600	36,720
GuocoLand, Ltd.	10,400	11,552
Haw Par Corp., Ltd.	4,700	33,696
Ho Bee Land, Ltd.	11,400	14,352
Hong Fok Corp., Ltd.	20,100	12,353
Hong Leong Finance, Ltd.	12,900	23,795
Hyflux, Ltd. (A)	24,000	0
iFAST Corp., Ltd.	7,000	34,545
IGG, Inc. (A)	38,000	16,048
Indofood Agri Resources, Ltd.	25,000	5,554
Japfa, Ltd.	22,700	4,454
Kenon Holdings, Ltd.	413	10,815
Keppel Infrastructure Trust	112,549	41,257
Metro Holdings, Ltd.	31,600	11,473
Midas Holdings, Ltd. (A)(C)	86,000	10,395
Nanofilm Technologies International, Ltd.	6,500	3,441
NetLink NBN Trust	91,100	57,684
Oceanus Group, Ltd. (A)	1,035,500	6,146
OM Holdings, Ltd.	10,791	3,059
OUE, Ltd.	11,100	8,960
Oxley Holdings, Ltd. (A)	27,222	1,755
Raffles Medical Group, Ltd.	35,758	27,548
SATS, Ltd. (A)	22,207	42,765
SBS Transit, Ltd.	5,000	9,625

127

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Sheng Siong Group, Ltd.	29,900	$33,884
SIA Engineering Company, Ltd.	12,800	21,427
SIIC Environment Holdings, Ltd.	35,800	4,347
Sinarmas Land, Ltd.	94,200	11,301
Singapore Land Group, Ltd.	7,100	9,410
Singapore Post, Ltd.	66,100	20,564
Stamford Land Corp., Ltd.	69,044	20,201
StarHub, Ltd.	25,600	22,373
Straits Trading Company, Ltd.	1,416	1,542
Swiber Holdings, Ltd. (A)(C)	15,000	0
The Hour Glass, Ltd.	10,100	11,971
Thomson Medical Group, Ltd.	212,000	8,165
UMS Holdings, Ltd.	36,400	36,389
UOB-Kay Hian Holdings, Ltd.	16,691	17,064
Venture Corp., Ltd.	7,100	75,043
Wing Tai Holdings, Ltd.	21,205	22,141
Yeo Hiap Seng, Ltd.	1,129	489
		1,038,022
Spain - 2.2%
Acerinox SA	7,076	77,707
Aedas Homes SA (D)	426	7,985
Almirall SA	4,308	38,422
Amper SA (A)(B)	111,435	9,836
Applus Services SA	6,225	76,763
Atresmedia Corp. de Medios de Comunicacion SA	6,046	28,933
Banco de Sabadell SA	135,041	212,444
Bankinter SA (B)	29,334	214,930
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	2,710	75,739
CIE Automotive SA	1,829	52,456
Construcciones y Auxiliar de Ferrocarriles SA	1,139	41,542
Distribuidora Internacional de Alimentacion SA (A)	1,566,729	21,288
Ebro Foods SA	2,006	33,436
eDreams ODIGEO SA (A)	4,905	35,689
Elecnor SA	2,026	42,167
Enagas SA	9,373	139,244
Ence Energia y Celulosa SA	6,294	21,918
Ercros SA	5,006	18,976
Faes Farma SA	13,532	45,936
Fluidra SA	2,959	70,025
Gestamp Automocion SA (D)	7,287	23,401
Global Dominion Access SA (D)	5,439	19,783
Grenergy Renovables SA (A)	573	15,043
Grifols SA (A)	2,322	20,886
Grupo Catalana Occidente SA	1,834	70,250
Grupo Empresarial San Jose SA	2,194	9,566
Iberpapel Gestion SA	65	1,304
Indra Sistemas SA	6,513	134,980
Laboratorios Farmaceuticos Rovi SA	1,133	98,870
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	27,494
Mapfre SA	36,878	93,234
Melia Hotels International SA (A)	4,842	39,134
Neinor Homes SA (A)(D)	1,978	21,689
Obrascon Huarte Lain SA (A)	19,608	7,405
Pharma Mar SA	409	12,668
Promotora de Informaciones SA, Class A (A)	11,711	4,267
Prosegur Cash SA (D)	35,886	18,550
Prosegur Cia de Seguridad SA (B)	9,830	16,258
Realia Business SA	17,710	19,523
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Sacyr SA	18,196	$67,203
Solaria Energia y Medio Ambiente SA (A)	2,636	28,759
Soltec Power Holdings SA (A)	2,101	5,083
Talgo SA (D)	4,940	23,953
Tecnicas Reunidas SA (A)	1,205	9,781
Tubacex SA	6,252	22,507
Unicaja Banco SA (D)	44,382	54,996
Vidrala SA	911	94,579
Viscofan SA	1,612	102,472
		2,329,074
Sweden - 2.6%
AcadeMedia AB (D)	3,665	16,610
AddLife AB, B Shares	2,462	25,749
AddNode Group AB	5,860	62,608
AFRY AB	3,857	61,583
Alimak Group AB (D)	4,282	39,183
Alleima AB	7,527	50,803
Alligo AB, Class B	2,270	32,646
Ambea AB (D)	5,569	33,154
Annehem Fastigheter AB, B Shares (A)	1,732	2,958
AQ Group AB	505	25,249
Arjo AB, B Shares	10,690	51,052
Attendo AB (A)(D)	5,286	20,144
Balco Group AB	665	2,561
Beijer Alma AB	2,393	43,242
Bergman & Beving AB	2,270	44,460
Betsson AB, Class B (A)	5,105	50,513
BHG Group AB (A)	2,406	4,155
Bilia AB, A Shares	2,411	30,900
BioInvent International AB (A)	2,250	3,572
Biotage AB	1,300	22,081
Bonava AB, B Shares (A)	9,969	9,858
BTS Group AB, B Shares	346	10,578
Bufab AB	1,460	57,267
Bulten AB	717	4,921
Bure Equity AB	2,057	65,926
Byggmax Group AB (A)	5,363	18,040
Catella AB	2,217	6,309
Catena AB	1,429	69,821
Cellavision AB	999	22,295
Cibus Nordic Real Estate AB	1,681	22,032
Clas Ohlson AB, B Shares	3,185	43,114
Cloetta AB, B Shares	10,640	18,082
Coor Service Management Holding AB (D)	5,027	23,560
Corem Property Group AB, B Shares	14,214	14,478
Corem Property Group AB, D Shares	408	8,842
CTT Systems AB	566	17,551
Dios Fastigheter AB	3,582	28,818
Dustin Group AB (A)(D)	19,916	23,505
Elanders AB, B Shares	1,468	17,122
Electrolux Professional AB, B Shares	9,620	62,914
Enea AB (A)	1,522	7,327
Fagerhult Group AB	4,609	31,826
Fastighets AB Trianon (A)	1,452	2,546
FastPartner AB, A Shares	2,697	19,398
Ferronordic AB	318	2,053
Fingerprint Cards AB, B Shares (A)	21,915	2,149
G5 Entertainment AB	330	4,003
Granges AB	5,521	59,726
Green Landscaping Group AB (A)(D)	1,593	11,271
Heba Fastighets AB, Class B	4,570	14,815
Hemnet Group AB	734	22,459
HMS Networks AB	884	38,286

128

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Hoist Finance AB (A)(D)	2,083	$10,343
Humana AB (A)	2,641	6,054
Instalco AB (B)	7,730	30,524
Inwido AB	3,126	42,589
JM AB	2,484	50,790
Karnov Group AB (A)	3,501	21,618
K-fast Holding AB (A)	1,142	2,273
KNOW IT AB	1,459	21,538
Lime Technologies AB	558	19,662
Lindab International AB	3,819	82,109
Loomis AB	568	15,854
Medcap AB (A)	576	20,555
MEKO AB	2,150	24,220
Modern Times Group MTG AB, B Shares (A)	2,851	22,261
Momentum Group AB	2,270	27,463
NCAB Group AB	4,318	28,272
NCC AB, B Shares	3,723	51,238
Nederman Holding AB	887	14,527
Net Insight AB, B Shares (A)	16,550	9,149
New Wave Group AB, B Shares	5,928	70,898
Nobia AB (A)	6,676	2,745
Nolato AB, B Shares (B)	6,748	30,154
Nordic Paper Holding AB	2,488	12,355
Nordic Waterproofing Holding AB	2,002	30,705
Note AB (A)(B)	776	10,474
NP3 Fastigheter AB	1,683	34,739
Nyfosa AB	5,830	57,501
OEM International AB, B Shares	4,726	46,363
Orron Energy AB (A)(B)	7,422	4,930
Peab AB, Class B	4,540	28,537
Platzer Fastigheter Holding AB, Series B	3,454	29,697
Pricer AB, B Shares (A)	11,102	10,610
Proact IT Group AB	1,428	14,751
Ratos AB, B Shares	8,255	27,127
RaySearch Laboratories AB (A)	2,452	26,336
Resurs Holding AB (D)	6,236	9,057
RVRC Holding AB	4,158	26,560
Scandi Standard AB	4,648	31,087
Scandic Hotels Group AB (A)(B)(D)	5,932	34,669
Sdiptech AB, Class B (A)	738	17,963
Sensys Gatso Group AB (A)	293	2,216
Sinch AB (A)(B)(D)	15,533	38,934
SkiStar AB (B)	2,041	30,766
Solid Forsakring AB	623	4,045
Stendorren Fastigheter AB (A)	1,288	22,113
Stillfront Group AB (A)	19,809	17,624
Storskogen Group AB, Class B	39,199	20,864
Systemair AB	5,178	36,951
Tethys Oil AB	2,334	7,754
Troax Group AB	1,308	30,082
Truecaller AB, Class B (A)	9,962	30,454
VBG Group AB, B Shares	630	18,453
Viaplay Group AB (A)	12,648	1,120
Vitec Software Group AB, B Shares	1,147	59,576
Volati AB	786	9,168
XANO Industri AB, Class B	694	5,489
		2,778,021
Switzerland - 7.5%
Accelleron Industries AG	3,967	148,592
Adecco Group AG	7,884	311,910
Allreal Holding AG	643	110,428
ALSO Holding AG	431	111,854
Aluflexpack AG (A)	549	9,237
APG SGA SA	84	20,580
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Arbonia AG (B)	2,962	$39,602
Aryzta AG (A)	46,280	84,036
Ascom Holding AG	1,310	11,939
Autoneum Holding AG (A)	276	49,420
Avolta AG (A)	3,848	160,221
Baloise Holding AG	1,848	289,779
Banque Cantonale de Geneve, Bearer Shares	142	45,345
Banque Cantonale Vaudoise	779	90,626
Basilea Pharmaceutica AG (A)	468	19,538
Belimo Holding AG	521	255,700
Bell Food Group AG	138	41,356
Bellevue Group AG	467	10,937
Berner Kantonalbank AG	246	66,581
BKW AG	658	101,112
Bossard Holding AG, Class A	248	60,108
Bucher Industries AG	333	146,431
Burckhardt Compression Holding AG	163	102,203
Bystronic AG	74	39,135
Calida Holding AG	285	9,237
Carlo Gavazzi Holding AG	38	13,712
Cembra Money Bank AG	1,485	124,383
Cie Financiere Tradition SA, Bearer Shares	105	15,994
Clariant AG (A)	8,951	121,107
Coltene Holding AG (A)	198	12,659
Comet Holding AG	361	125,587
Daetwyler Holding AG, Bearer Shares	281	57,890
DKSH Holding AG	932	63,451
dormakaba Holding AG	178	93,612
EFG International AG (A)	4,687	58,684
Emmi AG	86	85,330
Energiedienst Holding AG	979	42,930
Feintool International Holding AG	426	8,976
Fenix Outdoor International AG	225	14,508
Flughafen Zurich AG	963	218,669
Forbo Holding AG	39	49,804
Fundamenta Real Estate AG (A)	1,563	27,205
Galenica AG (D)	2,404	200,604
GAM Holding AG (A)	5,497	1,595
Georg Fischer AG	3,955	293,328
Gurit Holding AG, Bearer Shares (A)	220	16,152
Helvetia Holding AG	1,796	247,616
Hiag Immobilien Holding AG	325	28,553
HOCHDORF Holding AG (A)	16	131
Huber + Suhner AG	515	43,485
Hypothekarbank Lenzburg AG	3	14,044
Implenia AG	770	27,907
Ina Invest Holding AG (A)	199	3,757
Inficon Holding AG	105	153,229
Interroll Holding AG	30	99,694
Intershop Holding AG	54	38,811
Investis Holding SA	160	17,242
IWG PLC (A)	42,822	104,134
Jungfraubahn Holding AG	269	53,872
Kardex Holding AG	299	83,940
Komax Holding AG	228	44,187
Kongsberg Automotive ASA (A)	23,611	3,281
Kudelski SA, Bearer Shares (A)	2,497	4,372
Landis+Gyr Group AG (A)	1,125	86,350
LEM Holding SA	25	47,310
Luzerner Kantonalbank AG	934	73,240
Medacta Group SA (D)	308	41,847
medmix AG (D)	877	15,562
Metall Zug AG, B Shares	12	17,569

129

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Mobilezone Holding AG	2,336	$38,487
Mobimo Holding AG	387	111,253
Novavest Real Estate AG (A)	469	17,651
OC Oerlikon Corp. AG	8,368	36,889
Orascom Development Holding AG (A)	533	2,779
Orior AG	425	31,351
Peach Property Group AG (A)	212	2,818
Phoenix Mecano AG (A)	38	19,217
Plazza AG, Class A	68	23,219
PSP Swiss Property AG	2,283	299,275
Rieter Holding AG	251	36,248
Romande Energie Holding SA	850	50,666
Schweiter Technologies AG	58	32,657
Sensirion Holding AG (A)(D)	141	10,425
SFS Group AG	898	118,074
Siegfried Holding AG (A)	212	216,473
SIG Group AG (A)	517	11,464
SKAN Group AG	181	17,129
Softwareone Holding AG (A)	4,165	76,811
St. Galler Kantonalbank AG	147	79,213
Stadler Rail AG	1,523	48,556
Sulzer AG	869	105,758
Swiss Prime Site AG	3,767	355,286
Swiss Steel Holding AG (A)	39,436	3,144
Swissquote Group Holding SA	465	130,365
Temenos AG	2,922	209,010
TX Group AG	201	33,199
u-blox Holding AG (A)	431	41,514
Valiant Holding AG	866	101,603
Vaudoise Assurances Holding SA	64	31,862
Vetropack Holding AG	822	29,676
Vontobel Holding AG	1,192	72,274
VZ Holding AG	733	89,434
V-ZUG Holding AG (A)	120	7,927
Walliser Kantonalbank	203	26,006
Warteck Invest AG	8	16,290
Ypsomed Holding AG	225	89,893
Zehnder Group AG	615	40,753
Zug Estates Holding AG, B Shares	16	32,278
Zuger Kantonalbank AG, Bearer Shares	9	79,833
		8,008,980
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	12,543
Thailand - 0.0%
Kerry Express Thailand PCL (A)	8,281	1,149
United Arab Emirates - 0.1%
Network International Holdings PLC (A)(D)	4,888	24,243
Shelf Drilling, Ltd. (A)(D)	10,196	24,089
		48,332
United Kingdom - 12.1%
4imprint Group PLC	1,523	121,588
A.G. Barr PLC	4,718	34,671
abrdn PLC	38,310	68,244
Accesso Technology Group PLC (A)	2,349	15,880
Advanced Medical Solutions Group PLC	6,389	15,813
AJ Bell PLC	11,487	43,712
Alfa Financial Software Holdings PLC (D)	4,048	8,665
Alliance Pharma PLC	24,062	12,082
Anglo-Eastern Plantations PLC	1,225	10,744
AO World PLC (A)	10,559	13,403
Ascential PLC (A)(B)	23,917	91,565
Ashmore Group PLC	22,693	56,170
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ashtead Technology Holdings PLC	2,347	$22,509
Aston Martin Lagonda Global Holdings PLC (A)(D)	4,390	9,385
Auction Technology Group PLC (A)	1,706	13,304
Avon Protection PLC	1,565	21,353
Babcock International Group PLC	28,937	189,902
Bakkavor Group PLC (D)	5,579	7,604
Balfour Beatty PLC	28,524	137,629
Bank of Georgia Group PLC	2,491	158,512
Beazley PLC	24,863	209,070
Begbies Traynor Group PLC	6,626	8,953
Bellway PLC	6,212	208,386
Bloomsbury Publishing PLC	4,265	28,388
Bodycote PLC	7,984	69,979
Boohoo Group PLC (A)(B)	3,748	1,699
BRAEMAR PLC	1,328	4,408
Breedon Group PLC	8,626	41,771
Bridgepoint Group PLC (D)	2,107	6,895
Britvic PLC	12,150	125,838
Brooks Macdonald Group PLC	427	9,751
Bytes Technology Group PLC	12,866	83,021
Capita PLC (A)	91,929	15,308
Capricorn Energy PLC	7,567	16,720
Card Factory PLC (A)	14,688	17,119
Carillion PLC (A)(C)	35,521	4,299
Carr's Group PLC	6,569	9,477
Central Asia Metals PLC	8,189	20,374
Chemring Group PLC	13,921	63,655
Chesnara PLC	7,709	25,609
City of London Investment Group PLC	2,068	8,172
Clarkson PLC	1,348	68,272
Close Brothers Group PLC	7,281	38,456
CMC Markets PLC (D)	7,009	19,244
Coats Group PLC	80,166	82,035
Cohort PLC	1,758	14,908
Computacenter PLC	3,991	135,690
Concentric AB	1,680	30,022
Costain Group PLC	4,797	4,531
Cranswick PLC	2,797	144,746
Crest Nicholson Holdings PLC	13,693	33,336
Currys PLC (A)	46,489	35,633
CVS Group PLC	2,750	33,806
Darktrace PLC (A)	15,373	84,853
De La Rue PLC (A)	9,176	9,465
Debenhams PLC (A)(C)	76,182	0
Deliveroo PLC (A)(D)	14,151	21,146
DFS Furniture PLC	12,509	17,427
Dialight PLC (A)	105	231
Diploma PLC	3,735	175,438
Direct Line Insurance Group PLC (A)	32,903	80,978
DiscoverIE Group PLC	5,627	53,624
Domino's Pizza Group PLC	18,477	80,279
dotdigital Group PLC	12,814	13,854
Dr. Martens PLC	12,054	13,386
Drax Group PLC	19,800	125,629
DS Smith PLC	32,944	164,791
Dunelm Group PLC	5,320	76,229
easyJet PLC	4,377	31,506
ECORA RESOURCES PLC	12,147	11,740
EKF Diagnostics Holdings PLC	8,242	2,875
Elementis PLC (A)	32,864	61,561
Energean PLC	5,147	71,021
EnQuest PLC (A)	115,537	20,558
Essentra PLC	14,966	33,242
FDM Group Holdings PLC	4,489	19,496

130

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Fevertree Drinks PLC	791	$11,984
Firstgroup PLC	42,968	97,899
Foresight Group Holdings, Ltd.	2,196	12,334
Forterra PLC (D)	10,957	23,796
Foxtons Group PLC	23,551	16,268
Frasers Group PLC (A)	6,534	67,048
Frontier Developments PLC (A)	1,107	1,970
Fuller Smith & Turner PLC, Class A	1,525	11,336
Funding Circle Holdings PLC (A)(D)	3,849	2,116
Future PLC	1,046	8,100
Galliford Try Holdings PLC	5,675	17,245
Games Workshop Group PLC	1,582	200,496
Gamma Communications PLC	3,729	64,392
GB Group PLC	2,949	10,141
Gem Diamonds, Ltd. (A)	12,666	1,373
Genel Energy PLC	4,784	5,022
Genuit Group PLC	12,035	66,852
Gooch & Housego PLC	1,681	11,024
Grainger PLC	32,286	104,991
Greggs PLC	5,120	185,719
Gulf Keystone Petroleum, Ltd. (A)	11,237	16,061
Halfords Group PLC	15,547	31,402
Harbour Energy PLC	25,115	87,468
Hargreaves Lansdown PLC	12,955	120,236
Harworth Group PLC	6,530	11,413
Hays PLC	77,290	92,281
Headlam Group PLC	6,602	14,684
Helical PLC	6,424	16,854
Helios Towers PLC (A)	21,114	25,152
Henry Boot PLC (B)	5,301	12,011
Hill & Smith PLC	4,670	115,357
Hilton Food Group PLC	3,867	41,066
Hollywood Bowl Group PLC	8,153	33,906
Howden Joinery Group PLC	13,189	150,977
Hunting PLC	8,331	34,802
Ibstock PLC (D)	19,043	36,215
IDOX PLC	10,437	8,246
IG Group Holdings PLC	10,589	97,701
IMI PLC	5,982	137,040
Impax Asset Management Group PLC	4,165	24,420
Inchcape PLC	19,351	177,167
Indivior PLC (A)	4,014	85,781
IntegraFin Holdings PLC	12,246	42,876
International Distributions Services PLC (A)	28,233	81,605
International Personal Finance PLC	12,526	17,236
iomart Group PLC	2,265	4,151
IP Group PLC	38,897	23,394
IQE PLC (A)(B)	39,142	10,363
ITV PLC	154,019	143,732
J.D. Wetherspoon PLC (A)	6,703	62,121
James Fisher & Sons PLC (A)	2,814	9,266
James Halstead PLC	11,052	27,987
JET2 PLC	6,865	124,966
John Wood Group PLC (A)	34,072	56,835
Johnson Matthey PLC	6,489	146,640
Johnson Service Group PLC	24,380	40,394
Jupiter Fund Management PLC	22,824	25,541
Just Group PLC	56,562	75,043
Kainos Group PLC	4,099	50,124
Keller Group PLC	4,206	55,634
Kier Group PLC (A)	22,531	37,499
Kin & Carta PLC (A)	5,938	9,650
Kingfisher PLC	4,114	12,948
Kitwave Group PLC	3,226	15,150
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Knights Group Holdings PLC	2,269	$3,665
Lancashire Holdings, Ltd.	12,940	100,935
Learning Technologies Group PLC	21,193	22,874
Liontrust Asset Management PLC	3,242	27,499
Luceco PLC (D)	1,922	3,375
M&C Saatchi PLC	253	555
Macfarlane Group PLC	6,288	10,716
Man Group PLC	60,987	205,745
Marks & Spencer Group PLC	77,175	258,449
Marshalls PLC	3,831	13,265
Marston's PLC (A)	37,566	13,425
McBride PLC (A)	14,770	18,535
ME Group International PLC	18,684	39,284
Mears Group PLC	8,289	38,588
Metro Bank Holdings PLC (A)(B)	9,741	3,959
Midwich Group PLC	1,327	7,216
Mitchells & Butlers PLC (A)	16,776	47,777
Mitie Group PLC	61,066	80,804
MJ Gleeson PLC	2,770	16,765
Mobico Group PLC	21,097	18,519
Moneysupermarket.com Group PLC	27,587	76,512
Moonpig Group PLC (A)	11,812	25,206
Morgan Advanced Materials PLC	8,676	31,179
Morgan Sindall Group PLC	2,207	64,628
Mortgage Advice Bureau Holdings, Ltd.	1,276	14,637
MP Evans Group PLC	1,384	14,177
N. Brown Group PLC (A)	9,633	1,950
NCC Group PLC	17,294	27,134
Next 15 Group PLC	3,756	43,727
Ninety One PLC	15,140	32,607
Norcros PLC	6,666	15,479
Odfjell Technology, Ltd.	828	4,944
On the Beach Group PLC (A)(D)	5,451	11,369
OSB Group PLC	19,598	93,621
Oxford Instruments PLC	3,076	82,216
Pagegroup PLC	17,115	96,873
Pan African Resources PLC	85,815	24,405
Paragon Banking Group PLC	11,963	104,299
PayPoint PLC	4,705	28,928
Pennon Group PLC	11,961	97,678
Persimmon PLC	8,864	146,969
Petrofac, Ltd. (A)(B)	2,120	734
Pets at Home Group PLC	22,046	74,717
Pharos Energy PLC	16,636	4,417
Phoenix Spree Deutschland, Ltd. (A)	5,484	10,489
Pinewood Technologies Group PLC (A)	102,667	49,746
Polar Capital Holdings PLC	3,830	22,030
Porvair PLC	2,468	19,342
Premier Foods PLC	33,077	62,294
PZ Cussons PLC	13,141	14,819
QinetiQ Group PLC	25,053	115,408
Quilter PLC (D)	63,959	86,536
Rank Group PLC (A)	7,303	6,344
Rathbones Group PLC	2,285	44,656
Reach PLC	25,143	24,962
Redde Northgate PLC	11,527	55,425
Redrow PLC	15,193	127,418
Renew Holdings PLC	4,150	48,426
Renewi PLC (A)	5,276	38,217
Ricardo PLC	2,982	17,166
RM PLC (A)	8,752	6,071
Robert Walters PLC	4,693	24,084
Rotork PLC	43,493	180,592
RS GROUP PLC	14,553	133,438
RWS Holdings PLC	1,824	4,313

131

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
S&U PLC	513	$12,153
Sabre Insurance Group PLC (D)	10,582	23,998
Saga PLC (A)	4,637	7,151
Savannah Energy PLC (A)(C)	53,744	17,806
Savills PLC	5,951	80,182
Senior PLC	21,835	48,745
Serco Group PLC	46,758	111,952
Serica Energy PLC	10,784	25,695
Severfield PLC	11,941	8,245
SIG PLC (A)	64,105	23,642
Smart Metering Systems PLC	5,194	62,404
Softcat PLC	6,218	124,908
Spectris PLC	502	20,888
Speedy Hire PLC	24,369	7,811
Spire Healthcare Group PLC (D)	13,646	39,913
Spirent Communications PLC	25,617	64,807
SSP Group PLC	32,793	90,550
SThree PLC	8,144	44,155
Studio Retail Group PLC (A)(C)	8,139	11,814
STV Group PLC	2,712	8,028
Superdry PLC (A)	3,110	1,127
Synthomer PLC (A)	6,230	20,495
Tate & Lyle PLC	17,496	136,260
Tatton Asset Management PLC	1,955	13,968
Team Internet Group PLC	10,289	18,788
Telecom Plus PLC	3,652	75,148
The Gym Group PLC (A)(D)	5,959	8,618
The Vitec Group PLC	3,978	14,523
THG PLC (A)(B)	26,758	23,329
TI Fluid Systems PLC (D)	15,076	27,427
Topps Tiles PLC	15,591	8,883
TORM PLC, Class A	1,905	64,715
TP ICAP Group PLC	45,423	129,123
Trainline PLC (A)(D)	13,090	61,166
Travis Perkins PLC	9,597	88,340
Trifast PLC	7,237	6,824
TT Electronics PLC	14,769	29,554
Tullow Oil PLC (A)	72,437	28,383
Tyman PLC	9,005	32,842
Vanquis Banking Group PLC	13,396	8,922
Vertu Motors PLC	13,548	11,558
Vesuvius PLC	12,719	79,346
Victrex PLC	3,473	56,974
Virgin Money UK PLC	57,990	156,579
Vistry Group PLC	15,333	238,082
Volex PLC	6,267	22,766
Volution Group PLC	9,834	53,809
Vp PLC	637	4,410
Watches of Switzerland Group PLC (A)(D)	10,654	48,190
Watkin Jones PLC	10,502	5,399
WH Smith PLC	5,221	86,951
Wickes Group PLC	13,094	25,679
Wilmington PLC	8,076	35,516
Wincanton PLC	8,498	64,255
Xaar PLC (A)	5,629	7,528
Young & Co's Brewery PLC	1,750	13,260
Young & Co's Brewery PLC, Class A (B)	1,224	15,113
Zotefoams PLC	1,549	7,476
		12,913,441
United States - 0.7%
Argonaut Gold, Inc. (A)	16,734	4,818
Atlantic Sapphire ASA (A)	1,608	134
Burford Capital, Ltd.	9,818	153,883
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Diversified Energy Company PLC	1,929	$23,128
Energy Fuels, Inc. (A)	730	4,565
Frontage Holdings Corp. (A)(D)	14,000	2,580
Perpetua Resources Corp. (A)	3,000	12,447
Primo Water Corp.	8,207	149,418
PureTech Health PLC (A)	16,139	45,227
REC Silicon ASA (A)(B)	16,036	15,860
Reliance Worldwide Corp., Ltd.	36,825	138,180
Samsonite International SA (A)(D)	41,100	155,723
SSR Mining, Inc.	8,907	39,651
Viemed Healthcare, Inc. (A)	2,600	24,518
		770,132
TOTAL COMMON STOCKS (Cost $110,974,637)		$104,351,693
PREFERRED SECURITIES - 0.4%
Germany - 0.4%
Draegerwerk AG & Company KGaA	565	31,067
Einhell Germany AG	73	12,053
FUCHS SE	3,739	185,242
Jungheinrich AG	2,336	86,427
Sixt SE	838	61,478
STO SE & Company KGaA	163	27,823
Villeroy & Boch AG	625	12,309
		416,399
TOTAL PREFERRED SECURITIES (Cost $344,347)		$416,399
WARRANTS - 0.0%
Arafura Rare Earths, Ltd. (Expiration Date: 6-20-25; Strike Price: AUD 0.23) (A)	7,035	257
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	891
TOTAL WARRANTS (Cost $0)		$1,148
RIGHTS - 0.0%
Intercell AG (A)(C)(E)	3,233	0
Nobia AB (Expiration Date: 4-18-24; Strike Price: SEK 2.50) (A)(C)	6,676	0
Promotora de Informaciones SA (Expiration Date: 4-10-24; Strike Price: EUR 0.37) (A)	11,711	57
Syrah Resources, Ltd. (Expiration Date: 4-4-24; Strike Price: AUD 0.55) (A)	4,817	0
TOTAL RIGHTS (Cost $0)		$57
SHORT-TERM INVESTMENTS - 3.8%
Short-term funds - 3.8%
John Hancock Collateral Trust, 5.2975% (F)(G)	407,375	4,072,687
TOTAL SHORT-TERM INVESTMENTS (Cost $4,073,978)		$4,072,687
Total Investments (International Small Company Trust) (Cost $115,392,962) - 102.1%		$108,841,984
Other assets and liabilities, net - (2.1%)		(2,285,410)
TOTAL NET ASSETS - 100.0%		$106,556,574
Currency Abbreviations
AUD	Australian Dollar
EUR	Euro
SEK	Swedish Krona
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $3,779,994.

132

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

International Small Company Trust (continued)
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
International Small Company Trust (continued)
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 3-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	7	Long	Jun 2024	$821,887	$824,670	$2,783
						$2,783

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 66.9%
U.S. Government – 25.0%
U.S. Treasury Bonds
1.250%, 05/15/2050	$4,170,000	$2,132,727
1.875%, 11/15/2051	4,890,000	2,928,843
2.250%, 08/15/2046	4,745,000	3,247,545
2.500%, 02/15/2045 (A)	1,619,000	1,183,831
2.500%, 02/15/2046	648,000	468,636
3.000%, 11/15/2044 to 08/15/2052	11,680,000	9,211,091
3.125%, 08/15/2044 (A)	5,535,000	4,533,079
3.125%, 05/15/2048	3,205,000	2,563,249
3.375%, 08/15/2042 to 05/15/2044	2,490,000	2,133,111
3.625%, 05/15/2053	620,000	544,728
3.750%, 11/15/2043 (A)	2,253,000	2,037,997
4.375%, 11/15/2039	1,170,000	1,180,329
U.S. Treasury Inflation Protected Securities
0.250%, 07/15/2029 to 02/15/2050	5,350,855	4,151,830
1.375%, 07/15/2033	213,219	204,622
1.750%, 01/15/2034	707,228	698,170
U.S. Treasury Notes
1.625%, 05/15/2031	4,810,000	4,053,552
1.875%, 02/15/2032	3,110,000	2,626,735
2.750%, 08/15/2032	2,945,000	2,641,412
3.375%, 05/15/2033	1,025,000	960,217
3.875%, 08/15/2033	1,805,000	1,757,055
4.000%, 02/15/2034	2,380,000	2,340,581
4.500%, 11/15/2033	2,525,000	2,581,023
		54,180,363
U.S. Government Agency – 41.9%
Federal Home Loan Mortgage Corp.
2.000%, 03/01/2051	2,716,768	2,159,991
2.500%, 01/01/2052 to 05/01/2052	4,065,565	3,364,588
3.000%, 12/01/2046 to 04/01/2048	234,398	205,351
3.500%, 03/01/2048 to 06/01/2048	632,408	575,917
5.000%, 12/01/2034 to 09/01/2052	1,997,814	1,953,790
6.500%, 04/01/2029 to 08/01/2034	4,024	4,195
7.500%, 12/01/2025 to 05/01/2028	749	763
Federal National Mortgage Association
2.000%, TBA (B)	3,600,000	3,075,209
2.000%, 04/01/2051 to 05/01/2051	8,125,582	6,458,617
2.500%, TBA (B)	3,100,000	2,562,465
2.500%, 07/01/2030 to 04/01/2050	1,157,853	990,467
2.660%, 03/01/2027	753,924	711,664
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
3.000%, TBA (B)		$1,400,000	$1,204,766
3.500%, 08/01/2043 to 05/01/2048		2,784,188	2,540,712
4.000%, TBA (B)		3,700,000	3,426,258
4.500%, TBA (B)		5,275,000	5,022,995
5.000%, TBA (B)		2,600,000	2,537,641
5.000%, 09/01/2052		1,914,555	1,870,795
5.500%, TBA (B)		10,230,000	10,180,848
6.000%, TBA (B)		21,600,000	21,803,493
Government National Mortgage Association
2.000%, 12/20/2050		2,539,821	2,082,480
3.000%, TBA (B)		2,800,000	2,469,652
3.000%, 04/20/2051 to 05/20/2051		2,083,521	1,839,588
3.500%, TBA (B)		4,200,000	3,821,511
4.000%, TBA (B)		2,600,000	2,433,242
4.000%, 11/15/2040 to 02/15/2042		17,608	16,820
4.500%, 05/20/2052 to 09/20/2052		4,569,555	4,392,581
5.000%, TBA (B)		2,900,000	2,850,586
6.000%, 08/15/2032 to 04/15/2035		21,939	22,395
6.500%, 06/15/2028 to 02/15/2035		10,280	10,448
7.000%, 11/15/2031 to 11/15/2033		42,566	43,212
			90,633,040
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $160,140,431)			$144,813,403
FOREIGN GOVERNMENT OBLIGATIONS – 3.3%
Angola – 0.1%
Republic of Angola 8.000%, 11/26/2029		200,000	186,000
Bermuda – 0.2%
Government of Bermuda
2.375%, 08/20/2030 (C)		200,000	167,040
5.000%, 07/15/2032 (C)		200,000	192,400
			359,440
Brazil – 0.5%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	4,983,000	979,243

133

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile – 0.1%
Republic of Chile
1.250%, 01/22/2051	EUR	165,000	$99,686
4.950%, 01/05/2036		$200,000	193,303
			292,989
Colombia – 0.1%
Republic of Colombia
5.000%, 06/15/2045		200,000	144,729
5.625%, 02/26/2044		200,000	158,227
			302,956
Costa Rica – 0.1%
Republic of Costa Rica 6.550%, 04/03/2034 (C)		200,000	206,776
Hungary – 0.3%
Republic of Hungary
1.625%, 04/28/2032	EUR	465,000	409,868
6.125%, 05/22/2028 (C)		$235,000	240,591
			650,459
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033	EUR	530,000	452,000
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032		225,000	208,757
Mexico – 0.4%
Government of Mexico
3.500%, 02/12/2034		$200,000	166,343
6.000%, 05/07/2036		725,000	726,491
			892,834
North Macedonia – 0.2%
Republic of North Macedonia
2.750%, 01/18/2025	EUR	210,000	221,914
3.675%, 06/03/2026 (C)		265,000	276,861
			498,775
Philippines – 0.2%
Republic of the Philippines
1.200%, 04/28/2033		330,000	284,834
1.750%, 04/28/2041		200,000	151,100
			435,934
Romania – 0.5%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	245,884
2.750%, 04/14/2041		815,000	599,174
5.875%, 01/30/2029 (C)		$160,000	159,848
6.375%, 01/30/2034 (C)		114,000	115,475
			1,120,381
Saudi Arabia – 0.3%
Kingdom of Saudi Arabia
2.000%, 07/09/2039	EUR	155,000	127,425
5.750%, 01/16/2054 (C)		$400,000	395,000
			522,425
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,235,469)			$7,108,969
CORPORATE BONDS – 29.0%
Communication services – 1.8%
AT&T, Inc.
3.550%, 09/15/2055		203,000	141,943
3.800%, 12/01/2057		51,000	36,925
Charter Communications Operating LLC
2.250%, 01/15/2029		80,000	68,058
3.500%, 03/01/2042		42,000	28,024
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC (continued)
3.700%, 04/01/2051	$60,000	$37,107
3.850%, 04/01/2061	60,000	35,600
3.900%, 06/01/2052	140,000	89,035
4.800%, 03/01/2050	215,000	159,146
5.125%, 07/01/2049	95,000	73,611
5.750%, 04/01/2048	65,000	54,737
6.484%, 10/23/2045	20,000	18,536
6.834%, 10/23/2055	40,000	38,377
Comcast Corp.
2.887%, 11/01/2051	115,000	74,649
3.750%, 04/01/2040	215,000	178,717
Cox Communications, Inc. 2.600%, 06/15/2031 (C)	130,000	107,900
Discovery Communications LLC
3.625%, 05/15/2030	65,000	58,134
4.000%, 09/15/2055	221,000	151,246
5.200%, 09/20/2047	93,000	78,137
5.300%, 05/15/2049	47,000	39,485
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)	200,000	174,800
Lamar Media Corp. 3.625%, 01/15/2031	315,000	276,390
Paramount Global
4.375%, 03/15/2043	75,000	50,898
5.250%, 04/01/2044	115,000	85,518
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (C)	165,000	150,954
4.125%, 07/01/2030 (C)	400,000	349,667
Time Warner Cable LLC
4.500%, 09/15/2042	455,000	336,612
5.875%, 11/15/2040	65,000	56,304
T-Mobile USA, Inc.
2.050%, 02/15/2028	150,000	134,401
3.875%, 04/15/2030	65,000	60,891
5.050%, 07/15/2033	85,000	84,077
5.750%, 01/15/2034	100,000	104,138
WarnerMedia Holdings, Inc. 5.050%, 03/15/2042	35,000	30,082
WMG Acquisition Corp.
3.000%, 02/15/2031 (C)	75,000	63,759
3.750%, 12/01/2029 (C)	85,000	76,166
3.875%, 07/15/2030 (C)	450,000	398,690
		3,902,714
Consumer discretionary – 1.0%
AutoZone, Inc.
4.750%, 08/01/2032 to 02/01/2033	115,000	111,466
6.550%, 11/01/2033	75,000	82,092
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	48,681
Howard University
2.701%, 10/01/2029	100,000	88,333
2.801%, 10/01/2030	100,000	87,364
3.476%, 10/01/2041	120,000	86,710
LKQ Corp. 5.750%, 06/15/2028	60,000	61,061
O'Reilly Automotive, Inc. 4.700%, 06/15/2032	135,000	131,934
Service Corp. International
3.375%, 08/15/2030	335,000	290,125
5.125%, 06/01/2029	507,000	493,331
Tapestry, Inc.
7.050%, 11/27/2025	40,000	40,823
7.350%, 11/27/2028	115,000	121,176

134

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Tapestry, Inc. (continued)
7.700%, 11/27/2030	$29,000	$30,926
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030 (C)	105,000	100,272
5.750%, 01/15/2028 (C)	302,000	299,887
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	104,287
		2,178,468
Consumer staples – 0.7%
BAT Capital Corp.
5.834%, 02/20/2031	200,000	201,716
6.000%, 02/20/2034	75,000	75,941
Minerva Luxembourg SA 4.375%, 03/18/2031	245,000	204,831
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	220,000	220,878
Philip Morris International, Inc.
4.875%, 02/15/2028	95,000	94,738
5.125%, 02/15/2030 to 02/13/2031	325,000	324,407
5.375%, 02/15/2033	140,000	141,150
5.625%, 11/17/2029 to 09/07/2033	145,000	148,392
Tyson Foods, Inc.
5.400%, 03/15/2029	20,000	20,179
5.700%, 03/15/2034	75,000	75,989
		1,508,221
Energy – 2.9%
Aker BP ASA 6.000%, 06/13/2033 (C)	325,000	335,588
BP Capital Markets America, Inc.
2.939%, 06/04/2051	15,000	10,014
4.812%, 02/13/2033	230,000	226,988
4.893%, 09/11/2033	130,000	129,094
4.989%, 04/10/2034	145,000	144,812
BP Capital Markets PLC 6.450%, (6.450% to 3-1-34, then 5 Year CMT + 2.403% to 3-1-54, then 5 Year CMT + 3.153%), 12/01/2033 (D)	180,000	186,406
Cenovus Energy, Inc. 2.650%, 01/15/2032	20,000	16,589
Cheniere Energy Partners LP 4.500%, 10/01/2029	70,000	66,622
Cheniere Energy, Inc. 5.650%, 04/15/2034 (C)	105,000	105,750
Columbia Pipelines Holding Company LLC
5.681%, 01/15/2034 (C)	95,000	94,373
6.042%, 08/15/2028 (C)	160,000	163,491
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (C)	90,000	92,337
6.036%, 11/15/2033 (C)	150,000	155,407
6.544%, 11/15/2053 (C)	95,000	102,925
ConocoPhillips Company
3.800%, 03/15/2052	47,000	36,701
4.025%, 03/15/2062	65,000	51,512
5.050%, 09/15/2033	70,000	70,633
5.550%, 03/15/2054	55,000	56,685
5.700%, 09/15/2063	120,000	125,775
Diamondback Energy, Inc. 6.250%, 03/15/2033	65,000	69,296
Ecopetrol SA
4.625%, 11/02/2031	280,000	232,940
8.375%, 01/19/2036	295,000	297,779
8.625%, 01/19/2029	200,000	211,992
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EIG Pearl Holdings Sarl 3.545%, 08/31/2036 (C)		$200,000	$170,554
Enbridge, Inc.
2.500%, 08/01/2033		70,000	56,403
5.700%, 03/08/2033		295,000	302,125
Energo-Pro AS 8.500%, 02/04/2027 (C)		315,000	317,920
Energy Transfer LP 6.400%, 12/01/2030		260,000	274,449
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)		15,000	15,133
Equinor ASA 3.625%, 04/06/2040		125,000	104,146
Hess Corp.
7.125%, 03/15/2033		160,000	181,079
7.300%, 08/15/2031		95,000	107,501
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)		235,000	226,514
ONEOK, Inc.
3.100%, 03/15/2030		10,000	8,942
3.400%, 09/01/2029		100,000	92,119
6.100%, 11/15/2032		80,000	83,815
Ovintiv, Inc. 6.625%, 08/15/2037		95,000	99,171
Patterson-UTI Energy, Inc.
5.150%, 11/15/2029		75,000	73,381
7.150%, 10/01/2033		100,000	107,504
Phillips 66 Company 5.300%, 06/30/2033		170,000	171,053
Shell International Finance BV
2.875%, 11/26/2041		55,000	40,846
3.000%, 11/26/2051		70,000	47,794
3.250%, 04/06/2050		75,000	54,446
Targa Resources Corp.
6.150%, 03/01/2029		90,000	93,799
6.250%, 07/01/2052		50,000	51,902
Targa Resources Partners LP
4.000%, 01/15/2032		65,000	58,506
4.875%, 02/01/2031		20,000	19,146
Viper Energy, Inc. 5.375%, 11/01/2027 (C)		257,000	251,546
Western Midstream Operating LP
4.750%, 08/15/2028		70,000	68,090
6.150%, 04/01/2033		115,000	117,911
			6,179,504
Financials – 9.6%
ABN AMRO Bank NV 6.339%, (6.339% to 9-18-26, then 1 Year CMT + 1.650%), 09/18/2027 (C)		200,000	203,432
Aon Corp. 5.350%, 02/28/2033		75,000	75,406
Aon North America, Inc. 5.450%, 03/01/2034		200,000	202,309
Athene Global Funding
2.646%, 10/04/2031 (C)		225,000	183,579
2.717%, 01/07/2029 (C)		355,000	312,802
Athene Holding, Ltd. 5.875%, 01/15/2034		115,000	115,229
Banca Comerciala Romana SA 7.625%, (7.625% to 5-19-26, then 3 month EURIBOR + 4.539%), 05/19/2027	EUR	100,000	113,425

135

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banca Transilvania SA 8.875%, (8.875% to 4-27-26, then 1 Year EURIBOR ICE Swap Rate + 5.580%), 04/27/2027	EUR	100,000	$114,250
Banco Santander SA
5.538%, (5.538% to 3-14-29, then 1 Year CMT + 1.450%), 03/14/2030		$200,000	199,980
6.350%, 03/14/2034		200,000	200,144
Bank of America Corp.
1.898%, (1.898% to 7-23-30, then Overnight SOFR + 1.530%), 07/23/2031		120,000	98,488
1.922%, (1.922% to 10-24-30, then Overnight SOFR + 1.370%), 10/24/2031		270,000	220,001
2.572%, (2.572% to 10-20-31, then Overnight SOFR + 1.210%), 10/20/2032		280,000	232,294
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031		245,000	211,226
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032		645,000	545,960
2.972%, (2.972% to 2-4-32, then Overnight SOFR + 1.330%), 02/04/2033		115,000	97,801
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028		50,000	46,907
4.376%, (4.376% to 4-27-27, then Overnight SOFR + 1.580%), 04/27/2028		135,000	131,786
5.202%, (5.202% to 4-25-28, then Overnight SOFR + 1.630%), 04/25/2029		70,000	70,066
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035		95,000	95,619
5.933%, (5.933% to 9-15-26, then Overnight SOFR + 1.340%), 09/15/2027		260,000	263,485
Bank of Ireland Group PLC
5.601%, (5.601% to 3-20-29, then Overnight SOFR + 1.620%), 03/20/2030 (C)		315,000	314,609
6.253%, (6.253% to 9-16-25, then 1 Year CMT + 2.650%), 09/16/2026 (C)		345,000	346,987
Barclays PLC
5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030		250,000	251,302
9.625%, (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%), 12/15/2029 (D)		225,000	238,590
BNP Paribas SA 5.894%, (5.894% to 12-5-33, then Overnight SOFR + 1.866%), 12/05/2034 (C)		250,000	261,397
BPCE SA
6.714%, (6.714% to 10-19-28, then Overnight SOFR + 2.270%), 10/19/2029 (C)		500,000	523,104
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BPCE SA (continued)
7.003%, (7.003% to 10-19-33, then Overnight SOFR + 2.590%), 10/19/2034 (C)	$340,000	$370,110
Capital One Financial Corp.
1.878%, (1.878% to 11-2-26, then Overnight SOFR + 0.855%), 11/02/2027	185,000	169,249
3.273%, (3.273% to 3-1-29, then Overnight SOFR + 1.790%), 03/01/2030	175,000	157,649
5.247%, (5.247% to 7-26-29, then Overnight SOFR + 2.600%), 07/26/2030	75,000	73,814
7.624%, (7.624% to 10-30-30, then Overnight SOFR + 3.070%), 10/30/2031	205,000	226,422
Citigroup, Inc. 5.174%, (5.174% to 2-13-29, then Overnight SOFR + 1.364%), 02/13/2030	285,000	283,670
Citizens Financial Group, Inc. 5.841%, (5.841% to 1-23-29, then Overnight SOFR + 2.010%), 01/23/2030	80,000	79,885
Corebridge Financial, Inc.
3.850%, 04/05/2029	75,000	70,123
5.750%, 01/15/2034	170,000	173,432
6.050%, 09/15/2033 (C)	35,000	36,054
Credit Agricole SA
5.134%, 03/11/2027 (C)	250,000	250,164
6.251%, (6.251% to 1-10-34, then Overnight SOFR + 2.670%), 01/10/2035 (C)	250,000	254,106
Deutsche Bank AG 6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	160,000	167,265
Discover Financial Services 7.964%, (7.964% to 11-2-33, then SOFR Compounded Index + 3.370%), 11/02/2034	80,000	90,616
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	315,000	277,364
Equitable Holdings, Inc. 4.350%, 04/20/2028	120,000	116,258
Fifth Third Bancorp 5.631%, (5.631% to 1-29-31, then Overnight SOFR + 1.840%), 01/29/2032	25,000	25,026
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	235,304
5.625%, 01/01/2030 (C)	220,000	209,059
GA Global Funding Trust 5.500%, 01/08/2029 (C)	190,000	190,718
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	711,808
HSBC Holdings PLC
2.206%, (2.206% to 8-17-28, then Overnight SOFR + 1.285%), 08/17/2029	410,000	359,335
5.402%, (5.402% to 8-11-32, then Overnight SOFR + 2.870%), 08/11/2033	265,000	264,248

136

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (continued)
5.887%, (5.887% to 8-14-26, then Overnight SOFR + 1.570%), 08/14/2027		$200,000	$201,750
Huntington Bancshares, Inc. 6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029		35,000	35,823
JPMorgan Chase & Co.
2.545%, (2.545% to 11-8-31, then Overnight SOFR + 1.180%), 11/08/2032		115,000	95,692
2.580%, (2.580% to 4-22-31, then 3 month CME Term SOFR + 1.250%), 04/22/2032		110,000	92,998
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029		210,000	198,646
3.702%, (3.702% to 5-6-29, then 3 month CME Term SOFR + 1.422%), 05/06/2030		65,000	60,898
4.005%, (4.005% to 4-23-28, then 3 month CME Term SOFR + 1.382%), 04/23/2029		315,000	301,934
5.299%, (5.299% to 7-24-28, then Overnight SOFR + 1.450%), 07/24/2029		175,000	176,300
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035		300,000	301,172
6.070%, (6.070% to 10-22-26, then Overnight SOFR + 1.330%), 10/22/2027		115,000	117,338
M&T Bank Corp.
5.053%, (5.053% to 1-27-33, then Overnight SOFR + 1.850%), 01/27/2034		320,000	297,500
7.413%, (7.413% to 10-30-28, then Overnight SOFR + 2.800%), 10/30/2029		170,000	179,293
Macquarie Airfinance Holdings, Ltd.
6.400%, 03/26/2029 (C)		25,000	25,396
6.500%, 03/26/2031 (C)		25,000	25,446
Manufacturers & Traders Trust Company 4.700%, 01/27/2028		250,000	240,876
Marsh & McLennan Companies, Inc. 4.750%, 03/15/2039		70,000	66,416
mBank SA 0.966%, (0.966% to 9-21-26, then 3 month EURIBOR + 1.250%), 09/21/2027	EUR	100,000	96,670
Metropolitan Life Global Funding I 2.400%, 01/11/2032 (C)		$500,000	411,628
Morgan Stanley
1.794%, (1.794% to 2-13-31, then Overnight SOFR + 1.034%), 02/13/2032		170,000	135,895
1.928%, (1.928% to 4-28-31, then Overnight SOFR + 1.020%), 04/28/2032		200,000	160,531
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032		185,000	151,124
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (continued)
4.210%, (4.210% to 4-20-27, then Overnight SOFR + 1.610%), 04/20/2028		$155,000	$150,618
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029		165,000	164,867
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029		55,000	55,482
6.407%, (6.407% to 11-1-28, then Overnight SOFR + 1.830%), 11/01/2029		515,000	540,010
MSCI, Inc. 3.625%, 11/01/2031 (C)		192,000	166,632
National Rural Utilities Cooperative Finance Corp. 5.800%, 01/15/2033		100,000	104,044
New Mountain Finance Corp. 6.875%, 02/01/2029		60,000	59,368
OTP Bank NYRT
7.350%, (7.350% to 3-4-25, then 3 month EURIBOR + 4.523%), 03/04/2026	EUR	185,000	203,579
7.500%, (7.500% to 5-25-26, then 1 Year CMT + 3.711%), 05/25/2027		$200,000	205,520
Principal Life Global Funding II 5.100%, 01/25/2029 (C)		140,000	139,621
Societe Generale SA 6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (C)		565,000	566,099
Standard Chartered PLC
7.018%, (7.018% to 2-8-29, then 1 Year CMT + 2.200%), 02/08/2030 (C)		220,000	232,817
7.767%, (7.767% to 11-16-27, then 1 Year CMT + 3.450%), 11/16/2028 (C)		200,000	213,954
The Bank of New York Mellon Corp.
4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030		75,000	75,065
5.188%, (5.188% to 3-14-34, then Overnight SOFR + 1.418%), 03/14/2035		100,000	99,538
6.317%, (6.317% to 10-25-28, then Overnight SOFR + 1.598%), 10/25/2029		245,000	258,532
The Goldman Sachs Group, Inc.
2.383%, (2.383% to 7-21-31, then Overnight SOFR + 1.248%), 07/21/2032		280,000	229,700
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032		310,000	260,168
4.223%, (4.223% to 5-1-28, then 3 month CME Term SOFR + 1.563%), 05/01/2029		50,000	48,127
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028		65,000	63,546
The Huntington National Bank 5.650%, 01/10/2030		250,000	251,396

137

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc.
5.676%, (5.676% to 1-22-34, then Overnight SOFR + 1.902%), 01/22/2035	$75,000	$75,683
6.037%, (6.037% to 10-28-32, then SOFR Compounded Index + 2.140%), 10/28/2033	70,000	72,372
UBS Group AG
6.246%, (6.246% to 9-22-28, then 1 Year CMT + 1.800%), 09/22/2029 (C)	200,000	206,342
6.442%, (6.442% to 8-11-27, then Overnight SOFR + 3.700%), 08/11/2028 (C)	250,000	257,383
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (C)	520,000	548,231
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	385,000	331,876
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	50,000	44,200
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	250,000	216,907
4.808%, (4.808% to 7-25-27, then Overnight SOFR + 1.980%), 07/25/2028	110,000	108,385
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	200,000	192,731
5.499%, (5.499% to 1-23-34, then Overnight SOFR + 1.780%), 01/23/2035	110,000	110,259
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	405,000	409,800
6.491%, (6.491% to 10-23-33, then Overnight SOFR + 2.060%), 10/23/2034	75,000	80,443
Willis North America, Inc. 3.600%, 05/15/2024	115,000	114,658
		20,693,136
Health care – 2.0%
AbbVie, Inc.
4.950%, 03/15/2031	70,000	70,500
5.400%, 03/15/2054	30,000	30,879
Alcon Finance Corp. 2.600%, 05/27/2030 (C)	285,000	246,066
Amgen, Inc. 5.250%, 03/02/2030 to 03/02/2033	380,000	383,536
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	375,000	355,355
Bayer US Finance LLC 6.375%, 11/21/2030 (C)	240,000	245,402
Bristol-Myers Squibb Company
5.200%, 02/22/2034	95,000	96,456
5.550%, 02/22/2054	80,000	82,271
Centene Corp.
2.450%, 07/15/2028	100,000	88,671
3.375%, 02/15/2030	5,000	4,425
4.250%, 12/15/2027	50,000	47,674
4.625%, 12/15/2029	585,000	555,387
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
CommonSpirit Health 3.347%, 10/01/2029	$60,000	$55,026
CVS Health Corp.
2.700%, 08/21/2040	90,000	62,481
4.125%, 04/01/2040	85,000	71,605
Haleon US Capital LLC 3.375%, 03/24/2029	250,000	232,506
HCA, Inc.
3.375%, 03/15/2029	205,000	187,985
5.450%, 04/01/2031	20,000	20,104
5.600%, 04/01/2034	150,000	151,038
Humana, Inc.
5.375%, 04/15/2031	70,000	70,038
5.750%, 12/01/2028	30,000	30,742
Kaiser Foundation Hospitals
2.810%, 06/01/2041	45,000	33,210
3.002%, 06/01/2051	110,000	76,209
Royalty Pharma PLC
2.150%, 09/02/2031	315,000	253,872
2.200%, 09/02/2030	10,000	8,308
3.300%, 09/02/2040	25,000	18,631
Smith & Nephew PLC 5.400%, 03/20/2034	65,000	64,679
Solventum Corp. 5.400%, 03/01/2029 (C)	185,000	185,373
The Cigna Group 5.000%, 05/15/2029	240,000	240,342
UnitedHealth Group, Inc.
2.750%, 05/15/2040	110,000	80,943
3.500%, 08/15/2039	70,000	57,663
4.950%, 05/15/2062	30,000	28,015
5.350%, 02/15/2033	55,000	56,583
5.375%, 04/15/2054	175,000	177,984
6.050%, 02/15/2063	30,000	32,988
		4,402,947
Industrials – 2.5%
AGCO Corp.
5.450%, 03/21/2027	25,000	25,112
5.800%, 03/21/2034	35,000	35,437
Ashtead Capital, Inc.
4.375%, 08/15/2027 (C)	605,000	580,362
5.800%, 04/15/2034 (C)	200,000	199,797
BAE Systems PLC 5.125%, 03/26/2029 (C)	200,000	200,692
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (C)	340,000	318,492
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	214,691
Clean Harbors, Inc. 4.875%, 07/15/2027 (C)	620,000	601,401
DAE Funding LLC 1.550%, 08/01/2024 (C)	435,000	427,864
ERAC USA Finance LLC 5.000%, 02/15/2029 (C)	35,000	35,058
Ingersoll Rand, Inc. 5.700%, 08/14/2033	55,000	56,421
International Airport Finance SA 12.000%, 03/15/2033 (C)	314,282	333,139
L3Harris Technologies, Inc.
5.050%, 06/01/2029	130,000	129,585
5.350%, 06/01/2034	150,000	150,001
Northrop Grumman Corp. 5.150%, 05/01/2040	95,000	93,069
Otis Worldwide Corp. 2.565%, 02/15/2030	120,000	105,517

138

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	$205,000	$201,368
4.000%, 07/15/2025 (C)	170,000	166,473
5.350%, 03/30/2029 (C)	35,000	35,024
6.050%, 08/01/2028 (C)	50,000	51,444
Regal Rexnord Corp.
6.050%, 04/15/2028 (C)	365,000	370,024
6.300%, 02/15/2030 (C)	40,000	40,948
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)	532,000	520,167
The Boeing Company
5.040%, 05/01/2027	20,000	19,623
5.150%, 05/01/2030	170,000	164,476
5.805%, 05/01/2050	15,000	14,192
5.930%, 05/01/2060	170,000	159,381
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	31,852
5.500%, 05/15/2027	32,000	31,905
Veralto Corp. 5.350%, 09/18/2028 (C)	135,000	136,752
Wabtec Corp. 5.611%, 03/11/2034	30,000	30,388
		5,480,655
Information technology – 1.9%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	499,000	471,555
Cisco Systems, Inc.
4.950%, 02/26/2031	105,000	105,927
5.350%, 02/26/2064	70,000	71,740
Constellation Software, Inc.
5.158%, 02/16/2029 (C)	10,000	9,989
5.461%, 02/16/2034 (C)	80,000	80,522
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	386,000	360,545
Gartner, Inc. 4.500%, 07/01/2028 (C)	193,000	183,853
Gen Digital, Inc.
5.000%, 04/15/2025 (C)	360,000	357,829
6.750%, 09/30/2027 (C)	220,000	223,150
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	49,604
5.250%, 12/01/2027 (C)	454,000	443,999
Intel Corp.
3.100%, 02/15/2060	60,000	38,105
5.150%, 02/21/2034	100,000	100,228
5.600%, 02/21/2054	20,000	20,378
5.700%, 02/10/2053	45,000	46,518
5.900%, 02/10/2063	40,000	42,438
Marvell Technology, Inc. 2.450%, 04/15/2028	175,000	157,785
Open Text Corp.
3.875%, 12/01/2029 (C)	590,000	525,690
6.900%, 12/01/2027 (C)	240,000	248,158
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)	60,000	52,655
Oracle Corp.
2.950%, 04/01/2030	10,000	8,898
3.850%, 04/01/2060	380,000	270,453
4.100%, 03/25/2061	95,000	71,339
6.150%, 11/09/2029	170,000	179,169
Qorvo, Inc. 3.375%, 04/01/2031 (C)	120,000	103,202
		4,223,729
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 1.1%
Ball Corp. 6.000%, 06/15/2029	$735,000	$741,983
Celanese US Holdings LLC
6.165%, 07/15/2027	190,000	193,517
6.330%, 07/15/2029	110,000	114,065
6.550%, 11/15/2030	115,000	120,959
Corp. Nacional del Cobre de Chile 6.440%, 01/26/2036 (C)	200,000	205,886
Eastman Chemical Company 5.625%, 02/20/2034	105,000	105,582
Glencore Funding LLC
5.371%, 04/04/2029 (C)	85,000	85,169
5.634%, 04/04/2034 (C)	195,000	195,521
6.375%, 10/06/2030 (C)	210,000	221,612
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	115,000	123,635
Standard Industries, Inc.
3.375%, 01/15/2031 (C)	10,000	8,385
4.375%, 07/15/2030 (C)	410,000	368,404
		2,484,718
Real estate – 0.7%
American Tower Corp.
2.700%, 04/15/2031	30,000	25,397
3.800%, 08/15/2029	115,000	107,325
Crown Castle, Inc.
2.900%, 03/15/2027	110,000	102,887
3.800%, 02/15/2028	5,000	4,734
4.300%, 02/15/2029	50,000	47,928
4.800%, 09/01/2028	255,000	250,023
5.000%, 01/11/2028	90,000	89,052
5.600%, 06/01/2029	85,000	86,141
GLP Capital LP
5.300%, 01/15/2029	70,000	68,830
5.750%, 06/01/2028	130,000	130,096
SBA Tower Trust 2.836%, 01/15/2025 (C)	300,000	292,808
VICI Properties LP
4.625%, 12/01/2029 (C)	50,000	47,286
4.950%, 02/15/2030	232,000	224,357
WEA Finance LLC 3.500%, 06/15/2029 (C)	5,000	4,417
		1,481,281
Utilities – 4.8%
Alabama Power Company
3.450%, 10/01/2049	120,000	88,700
4.150%, 08/15/2044	105,000	88,591
Ameren Corp. 5.000%, 01/15/2029	320,000	318,249
Arizona Public Service Company
5.550%, 08/01/2033	55,000	55,619
6.350%, 12/15/2032	110,000	117,395
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	90,000	78,512
4.973%, 05/01/2046	5,000	4,175
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	120,000	82,543
5.500%, 03/15/2034	55,000	56,817
Dominion Energy, Inc.
3.375%, 04/01/2030	115,000	104,511
5.375%, 11/15/2032	415,000	417,357
6.300%, 03/15/2033	5,000	5,267
Duke Energy Corp.
2.550%, 06/15/2031	425,000	357,857
4.500%, 08/15/2032	140,000	132,714

139

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Duke Energy Corp. (continued)
4.850%, 01/05/2029	$215,000	$212,971
5.000%, 08/15/2052	40,000	36,207
Duke Energy Indiana LLC
2.750%, 04/01/2050	80,000	50,697
3.250%, 10/01/2049	105,000	73,858
Duke Energy Ohio, Inc. 5.550%, 03/15/2054	60,000	59,844
Duke Energy Progress LLC
3.700%, 10/15/2046	125,000	96,006
4.000%, 04/01/2052	65,000	51,576
Edison International
4.125%, 03/15/2028	40,000	38,378
5.250%, 11/15/2028	115,000	114,595
6.950%, 11/15/2029	305,000	326,756
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076	90,000	88,886
Evergy, Inc. 2.900%, 09/15/2029	175,000	156,312
Eversource Energy
5.125%, 05/15/2033	260,000	254,759
5.500%, 01/01/2034	85,000	85,009
5.950%, 02/01/2029	150,000	154,779
Georgia Power Company
4.300%, 03/15/2042	75,000	65,339
5.250%, 03/15/2034	65,000	65,656
Greenko Power II, Ltd. 4.300%, 12/13/2028	216,000	197,677
Greensaif Pipelines Bidco Sarl
6.129%, 02/23/2038 (C)	200,000	203,363
6.510%, 02/23/2042 (C)	200,000	207,847
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	175,000	174,942
KeySpan Gas East Corp. 5.994%, 03/06/2033 (C)	130,000	131,746
Monongahela Power Company 5.850%, 02/15/2034 (C)	75,000	77,022
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/2027	125,000	114,461
2.250%, 06/01/2030	145,000	123,463
4.625%, 07/15/2027	135,000	133,118
Niagara Mohawk Power Corp. 5.290%, 01/17/2034 (C)	190,000	186,976
NiSource, Inc.
3.490%, 05/15/2027	155,000	147,843
5.250%, 03/30/2028	80,000	80,550
5.350%, 04/01/2034	130,000	129,296
5.400%, 06/30/2033	165,000	166,327
Oglethorpe Power Corp. 4.500%, 04/01/2047	80,000	66,553
Ohio Edison Company 5.500%, 01/15/2033 (C)	90,000	89,793
Oncor Electric Delivery Company LLC 5.650%, 11/15/2033	115,000	119,627
Pacific Gas & Electric Company
2.500%, 02/01/2031	430,000	357,579
4.400%, 03/01/2032	40,000	36,849
4.550%, 07/01/2030	140,000	133,073
5.250%, 03/01/2052	62,000	55,325
5.450%, 06/15/2027	25,000	25,072
5.900%, 06/15/2032	100,000	101,708
6.100%, 01/15/2029	220,000	226,705
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
6.150%, 01/15/2033	$175,000	$180,380
6.400%, 06/15/2033	255,000	268,500
Public Service Electric & Gas Company 5.450%, 03/01/2054	85,000	87,648
Public Service Enterprise Group, Inc.
5.200%, 04/01/2029	55,000	55,042
5.450%, 04/01/2034	35,000	35,065
6.125%, 10/15/2033	135,000	141,713
Puget Energy, Inc.
2.379%, 06/15/2028	130,000	115,943
3.650%, 05/15/2025	180,000	175,765
4.100%, 06/15/2030	67,000	61,152
4.224%, 03/15/2032	8,000	7,255
Sempra
3.400%, 02/01/2028	45,000	42,519
5.400%, 08/01/2026	125,000	125,361
Southern California Edison Company
5.150%, 06/01/2029	110,000	110,452
5.200%, 06/01/2034	215,000	212,845
5.750%, 04/15/2054	55,000	55,786
5.875%, 12/01/2053	60,000	61,836
5.950%, 11/01/2032	50,000	52,432
Southern California Gas Company
5.200%, 06/01/2033	110,000	110,113
5.600%, 04/01/2054	205,000	205,130
Southern Company Gas Capital Corp. 5.750%, 09/15/2033	35,000	36,231
Southwestern Electric Power Company 5.300%, 04/01/2033	100,000	98,793
The Brooklyn Union Gas Company 6.388%, 09/15/2033 (C)	170,000	175,614
The Southern Company 5.200%, 06/15/2033	205,000	204,841
Virginia Electric & Power Company
2.450%, 12/15/2050	43,000	25,250
5.000%, 04/01/2033 to 01/15/2034	320,000	314,801
5.350%, 01/15/2054	50,000	49,011
Wisconsin Power and Light Company 5.375%, 03/30/2034	75,000	75,499
Xcel Energy, Inc. 4.600%, 06/01/2032	85,000	79,930
		10,291,757
TOTAL CORPORATE BONDS (Cost $63,855,536)		$62,827,130
MUNICIPAL BONDS – 1.5%
Chicago Board of Education (Illinois), GO 6.138%, 12/01/2039	155,000	145,445
Chicago Board of Education (Illinois), GO 6.319%, 11/01/2029	120,000	119,186
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	77,697
County of Riverside (California) 3.070%, 02/15/2028	600,000	567,931
Metropolitan Transportation Authority (New York) 4.750%, 11/15/2045	255,000	262,475
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049	315,000	292,076

140

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	$89,000	$102,516
New York Transportation Development Corp. 4.248%, 09/01/2035	565,000	547,925
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	724,762
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	486,218
TOTAL MUNICIPAL BONDS (Cost $3,577,822)		$3,326,231
COLLATERALIZED MORTGAGE OBLIGATIONS – 12.3%
Commercial and residential – 8.7%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 6.439%, 08/25/2035 (E)	97,021	76,556
Series 2005-56, Class 5A1 (1 month CME Term SOFR + 0.754%), 6.084%, 11/25/2035 (E)	48,457	38,828
Series 2005-72, Class A1 (1 month CME Term SOFR + 0.654%), 5.984%, 01/25/2036 (E)	12,646	11,002
Series 2005-7CB, Class 2A8 (1 month CME Term SOFR + 0.564%), 5.500%, 03/01/2038 (E)	84,859	62,239
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	63,501	24,085
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 6.029%, 10/25/2046 (E)	29,693	19,572
Series 2007-2, Class A1 (1 month CME Term SOFR + 0.239%), 5.569%, 03/25/2047 (E)	10,895	9,511
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(F)	85,331	78,083
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(F)	127,718	105,522
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(F)	121,857	99,054
Series 2021-5, Class A1, 0.951%, 07/25/2066 (C)(F)	296,501	248,789
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(F)	447,222	363,655
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(F)	214,558	184,521
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(F)	147,178	137,790
BANK
Series 2017-BNK8, Class XA IO, 0.710%, 11/15/2050	3,659,551	76,260
Series 2019-BN18, Class XA IO, 0.885%, 05/15/2062	1,395,801	50,542
Series 2019-BN20, Class XA IO, 0.810%, 09/15/2062	2,197,411	77,965
Series 2019-BN22, Class XA IO, 0.590%, 11/15/2062	2,415,290	66,465
Series 2019-BN23, Class XA IO, 0.685%, 12/15/2052	1,905,049	60,568
Series 2019-BN24, Class XA IO, 0.634%, 11/15/2062	1,171,232	36,348
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BANK (continued)
Series 2020-BN28, Class XA IO, 1.759%, 03/15/2063	$2,527,898	$221,084
Series 2023-BNK45, Class XA IO, 0.995%, 02/15/2056	995,538	62,392
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.454%, 02/15/2050	2,837,790	93,781
Series 2022-C15, Class A5, 3.662%, 04/15/2055 (F)	110,000	99,241
Series 2022-C16, Class A5, 4.600%, 06/15/2055 (F)	120,000	116,433
Series 2022-C18, Class A4, 5.439%, 12/15/2055 (F)	150,000	154,284
Series 2022-C18, Class A5, 5.710%, 12/15/2055 (F)	50,000	52,299
Series 2023-C22, Class A5, 6.804%, 11/15/2056 (F)	185,000	209,124
Series 2024-C24, Class A5, 5.419%, 02/15/2057	180,000	185,155
Series 2024-C24, Class XA, 1.626%, 02/15/2057 (F)	999,690	109,492
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month CME Term SOFR + 0.454%) 5.784%, 01/25/2037 (E)	72,924	64,731
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month CME Term SOFR + 0.614%) 5.944%, 01/25/2036 (E)	64,405	58,191
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month CME Term SOFR + 0.474%) 5.804%, 10/25/2036 (E)	6,178	5,115
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.519%, 01/15/2051	921,632	14,235
Series 2018-B4, Class XA IO, 0.455%, 07/15/2051	2,115,013	29,841
Series 2018-B8, Class XA IO, 0.619%, 01/15/2052	4,425,257	97,669
Series 2019-B10, Class XA IO, 1.189%, 03/15/2062	2,660,533	132,669
Series 2019-B12, Class XA IO, 1.024%, 08/15/2052	1,048,107	34,788
Series 2020-B18, Class XA IO, 1.780%, 07/15/2053	677,885	42,299
Series 2020-B22, Class XA IO, 1.511%, 01/15/2054	1,157,424	89,198
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(F)	142,146	122,550
BPR Trust Series 2022-STAR, Class A (1 month CME Term SOFR + 3.232%) 8.557%, 08/15/2039 (C)(E)	275,000	275,678
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(F)	79,197	69,968
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(F)	63,035	58,617

141

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Trust
Series 2022-PSB, Class A (1 month CME Term SOFR + 2.451%), 7.776%, 08/15/2039 (C)(E)	$243,953	$245,477
Series 2024-PAT, Class B (1 month CME Term SOFR + 3.039%), 8.289%, 03/15/2026 (C)(E)	39,000	38,976
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month CME Term SOFR + 2.847%) 8.173%, 12/15/2037 (C)(E)	355,000	352,338
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	84,781	60,527
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month CME Term SOFR + 0.794%), 6.124%, 03/25/2035 (E)	21,728	19,543
Series 2007-HY4, Class 1A1, 4.428%, 09/25/2047 (F)	52,563	45,325
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 0.880%, 07/10/2047	1,372,101	382
Series 2015-GC29, Class XA IO, 1.011%, 04/10/2048	1,532,009	10,560
Series 2016-C3, Class C, 4.061%, 11/15/2049 (F)	288,000	234,639
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(F)	620,306	497,622
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	179,377	178,985
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	244,597	244,092
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	244,471
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	543,050
Series 2022-HC, Class A, 2.819%, 01/10/2039 (C)	100,000	90,287
Series 2022-HC, Class D, 3.896%, 01/10/2039 (C)(F)	100,000	86,289
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(F)	143,836	129,551
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(F)	260,287	225,087
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(F)	227,134	196,959
Series 2021-RPL4, Class A1, 1.796%, 12/27/2060 (C)(F)	132,602	128,568
Series 2022-NQM1, Class A1, 2.265%, 11/25/2066 (C)(F)	564,207	492,127
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	14,712
Series 2015-C2, Class XA IO, 0.707%, 06/15/2057	4,473,280	17,812
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CSAIL Commercial Mortgage Trust (continued)
Series 2016-C6, Class XA IO, 1.856%, 01/15/2049	$1,015,834	$27,358
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.704%, 09/15/2053	523,396	28,264
DC Trust
Series 2024-HLTN, Class A, 5.727%, 04/13/2028 (C)(F)	90,000	90,179
Series 2024-HLTN, Class C, 7.036%, 04/13/2028 (C)(F)	45,000	45,103
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(F)	80,858	69,546
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month CME Term SOFR + 0.414%) 5.744%, 03/25/2037 (E)	33,963	29,640
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, 0.931%, 06/25/2066 (C)(F)	86,626	69,557
Series 2022-1, Class A1, 2.206%, 01/25/2067 (C)(F)	253,003	214,598
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(F)	172,664	141,824
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(F)	229,888	190,584
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(F)	159,495	138,673
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.643%, 04/19/2036 (F)	93,109	72,409
GS Mortgage Securities Trust Series 2024-70P, Class B 5.507%, 03/10/2041 (C)(F)	295,000	292,385
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 4.713%, 01/25/2036 (F)	2,590	2,345
Series 2007-1F, Class 4A1 (1 month CME Term SOFR + 0.414%), 5.744%, 01/25/2037 (E)	73,369	16,855
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month CME Term SOFR + 0.774%), 6.101%, 09/19/2035 (E)	18,995	12,323
Series 2006-12, Class 2A13 (1 month CME Term SOFR + 0.594%), 5.921%, 12/19/2036 (E)	112,203	104,968
Series 2006-12, Class 2A2A (1 month CME Term SOFR + 0.494%), 5.821%, 01/19/2038 (E)	40,400	34,992
Series 2007-7, Class 2A1B (1 month CME Term SOFR + 2.114%), 6.444%, 10/25/2037 (E)	42,499	34,241
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, 1.073%, 09/25/2056 (C)(F)	176,980	144,022
Series 2022-NQM2, Class A1 (3.638% to 3-25-26, then 4.638% thereafter), 3.638%, 03/25/2067 (C)	545,259	505,096

142

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 4.222%, 12/25/2036 (F)	$29,970	$23,202
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	136,148
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 4.294%, 05/25/2036 (F)	6,000	4,796
Legacy Mortgage Asset Trust
Series 2021-GS2, Class A1 (1.750% to 4-25-24, then 4.750% to 4-25-25, then 5.750% thereafter), 1.750%, 04/25/2061 (C)	130,221	126,196
Series 2021-GS3, Class A1 (1.750% to 5-25-24, then 4.750% to 5-25-25, then 5.750% thereafter), 1.750%, 07/25/2061 (C)	172,169	166,473
Series 2021-GS4, Class A1 (1.650% to 8-25-24, then 4.650% to 8-25-25, then 5.650% thereafter), 1.650%, 11/25/2060 (C)	87,738	84,859
Lehman XS Trust Series 2006-16N, Class A4A (1 month CME Term SOFR + 0.494%) 5.824%, 11/25/2046 (E)	97,074	82,686
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month CME Term SOFR + 0.494%) 5.824%, 05/25/2046 (E)	88,713	72,156
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 5.371%, 11/21/2034 (F)	10,356	9,652
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(F)	22,337	20,302
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(F)	92,579	84,117
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(F)	128,883	110,789
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 0.950%, 12/15/2047	825,844	1,277
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	534,183
Series 2017-H1, Class XA IO, 1.304%, 06/15/2050	634,305	16,131
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(F)	135,996	127,146
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(F)	155,165	143,977
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(F)	137,145	129,395
Series 2017-5A, Class A1 (1 month CME Term SOFR + 1.614%), 6.944%, 06/25/2057 (C)(E)	123,309	123,319
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(F)	101,872	96,392
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2018-4A, Class A1S (1 month CME Term SOFR + 0.864%), 6.194%, 01/25/2048 (C)(E)	$157,607	$152,742
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(F)	142,597	132,039
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(F)	38,480	35,431
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(F)	72,439	65,720
NJ Trust Series 2023-GSP, Class A 6.481%, 01/06/2029 (C)(F)	225,000	235,111
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(F)	370,438	305,968
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(F)	241,447	204,887
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (C)(F)	228,795	177,478
Series 2022-NQM1, Class A1, 2.305%, 11/25/2061 (C)(F)	455,934	391,013
PRPM LLC
Series 2020-6, Class A1 (5.363% to 11-25-24, then 6.363% thereafter), 5.363%, 11/25/2025 (C)	58,874	58,673
Series 2021-3, Class A1 (1.867% to 4-25-24, then 4.867% to 4-25-25, then 5.867% thereafter), 1.867%, 04/25/2026 (C)	133,810	131,490
Series 2021-4, Class A1 (1.867% to 4-25-24, then 4.867% to 4-25-25, then 5.867% thereafter), 1.867%, 04/25/2026 (C)	232,654	226,896
Series 2021-9, Class A1 (2.363% to 10-25-24, then 5.363% to 10-25-25, then 6.363% thereafter), 2.363%, 10/25/2026 (C)	395,958	385,855
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month CME Term SOFR + 0.614%) 5.944%, 08/25/2037 (E)	30,742	27,649
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	111,085	99,980
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	589,413
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(F)	325,896	261,394
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(F)	177,748	154,983
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(F)	61,919	55,915
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(F)	347,405	290,143

143

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Toorak Mortgage Corp., Ltd. Series 2021-1, Class A1 3.240%, 06/25/2024 (C)	$149,875	$148,291
Towd Point Mortgage Trust Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(F)	578,481	492,008
TYSN Mortgage Trust Series 2023-CRNR, Class A 6.580%, 12/10/2033 (C)(F)	410,000	428,466
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(F)	96,659	83,355
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(F)	241,134	206,305
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(F)	108,810	96,216
Series 2022-1, Class A1 (2.724% to 1-25-26, then 3.724% thereafter), 2.724%, 01/25/2067 (C)	345,204	310,700
Series 2022-3, Class A1 (4.130% to 3-1-26, then 5.130% thereafter), 4.130%, 02/25/2067 (C)	79,212	74,146
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 3.811%, 06/25/2037 (F)	10,872	9,155
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month CME Term SOFR + 0.714%) 6.000%, 07/25/2036 (E)	16,327	10,739
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	161,054	159,996
Series 2015-NXS1, Class D, 4.140%, 05/15/2048 (F)	40,000	34,375
Series 2015-NXS1, Class XA IO, 1.056%, 05/15/2048	1,311,638	6,999
Series 2015-NXS3, Class XA IO, 0.870%, 09/15/2057	2,462,267	24,320
		18,749,577
U.S. Government Agency – 3.6%
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class B1 (30 day Average SOFR + 3.400%), 8.720%, 10/25/2041 (C)(E)	205,000	212,111
Series 2021-DNA7, Class B1 (30 day Average SOFR + 3.650%), 8.970%, 11/25/2041 (C)(E)	194,000	201,994
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%), 8.220%, 04/25/2042 (C)(E)	168,000	173,679
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 8.670%, 05/25/2042 (C)(E)	235,000	245,492
Series 2022-DNA5, Class M1B (30 day Average SOFR + 4.500%), 9.820%, 06/25/2042 (C)(E)	285,000	308,187
Series 2022-DNA6, Class M1B (30 day Average SOFR + 3.700%), 9.020%, 09/25/2042 (C)(E)	200,000	211,988
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.820%, 03/25/2042 (C)(E)	$55,000	$57,338
Series 2022-HQA2, Class M1B (30 day Average SOFR + 4.000%), 9.320%, 07/25/2042 (C)(E)	180,000	191,350
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 8.870%, 08/25/2042 (C)(E)	70,000	73,429
Series 2023-DNA2, Class M1B (30 day Average SOFR + 3.250%), 8.570%, 04/25/2043 (C)(E)	150,000	157,225
Series 2023-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.820%, 05/25/2043 (C)(E)	445,000	469,530
Series 2023-HQA2, Class M1B (30 day Average SOFR + 3.350%), 8.670%, 06/25/2043 (C)(E)	510,000	539,503
Series 3883, Class PB, 3.000%, 05/15/2041	49,067	45,995
Series 5055, Class DG, 1.500%, 12/25/2050	398,042	311,692
Series 5170, Class DP, 2.000%, 07/25/2050	395,231	333,132
Series K064, Class X1 IO, 0.595%, 03/25/2027	2,091,482	30,736
Series K068, Class A2, 3.244%, 08/25/2027	545,000	520,999
Series K104, Class X1 IO, 1.123%, 01/25/2030	1,295,192	66,268
Series K111, Class X1 IO, 1.570%, 05/25/2030	547,643	41,477
Series K114, Class X1 IO, 1.115%, 06/25/2030	1,593,778	88,540
Series K121, Class X1 IO, 1.021%, 10/25/2030	841,856	43,045
Series K122, Class X1 IO, 0.878%, 11/25/2030	475,277	21,497
Series K124, Class X1 IO, 0.718%, 12/25/2030	1,902,086	73,118
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	51,147	46,396
Series 2012-21, Class PQ, 2.000%, 09/25/2041	29,345	26,847
Series 2012-52, Class PA, 3.500%, 05/25/2042	46,727	44,069
Series 2015-48, Class QB, 3.000%, 02/25/2043	56,074	53,747
Series 2016-11, Class GA, 2.500%, 03/25/2046	75,312	67,935
Series 2016-38, Class NA, 3.000%, 01/25/2046	39,213	35,664
Series 2016-C07, Class 2M2 (30 day Average SOFR + 4.464%), 9.785%, 05/25/2029 (E)	140,873	148,235
Series 2017-16, Class PB, 3.000%, 03/25/2047	270,000	225,166
Series 2017-26, Class CG, 3.500%, 07/25/2044	39,965	38,790
Series 2017-34, Class JK, 3.000%, 05/25/2047	28,289	27,072

144

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-35, Class AH, 3.500%, 04/25/2053	$50,334	$49,092
Series 2017-49, Class JA, 4.000%, 07/25/2053	51,796	50,617
Series 2017-84, Class KA, 3.500%, 04/25/2053	60,041	57,955
Series 2017-C01, Class 1M2 (30 day Average SOFR + 3.664%), 8.985%, 07/25/2029 (E)	80,952	83,886
Series 2018-23, Class LA, 3.500%, 04/25/2048	109,186	101,345
Series 2018-70, Class HA, 3.500%, 10/25/2056	75,207	72,119
Series 2019-12, Class HA, 3.500%, 11/25/2057	127,989	120,086
Series 2019-14, Class CA, 3.500%, 04/25/2049	133,161	125,412
Series 2019-45, Class PT, 3.000%, 08/25/2049	119,188	105,949
Series 2019-HRP1, Class M2 (30 day Average SOFR + 2.264%), 7.585%, 11/25/2039 (C)(E)	40,556	40,854
Series 2021-R01, Class 1B1 (30 day Average SOFR + 3.100%), 8.420%, 10/25/2041 (C)(E)	80,000	82,297
Series 2022-90, Class AY, 4.500%, 12/25/2041	640,000	604,492
Series 2022-R01, Class 1B1 (30 day Average SOFR + 3.150%), 8.470%, 12/25/2041 (C)(E)	188,000	193,141
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 9.820%, 01/25/2042 (C)(E)	395,000	415,134
Series 2022-R08, Class 1M1 (30 day Average SOFR + 2.550%), 7.870%, 07/25/2042 (C)(E)	68,981	70,803
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 8.421%, 06/25/2043 (C)(E)	144,000	151,216
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 8.020%, 07/25/2043 (C)(E)	150,000	155,228
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%), 7.820%, 02/25/2044 (C)(E)	75,000	75,469
Series 2024-R02, Class 1M2 (30 day Average SOFR + 1.800%), 7.120%, 02/25/2044 (C)(E)	88,000	88,303
Series 415, Class A3, 3.000%, 11/25/2042	96,564	87,692
Government National Mortgage Association
Series 2006-38, Class XS IO, 1.809%, 09/16/2035	11,112	102
Series 2013-37, Class LG, 2.000%, 01/20/2042	48,128	45,543
		7,908,981
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,258,110)		$26,658,558
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 10.4%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	$103,183	$92,185
ABFC Trust Series 2006-HE1, Class A2D (1 month CME Term SOFR + 0.554%) 5.884%, 01/25/2037 (E)	88,307	48,999
Affirm Asset Securitization Trust Series 2023-A, Class 1A 6.610%, 01/18/2028 (C)	185,000	186,123
Aligned Data Centers Issuer LLC Series 2023-1A, Class A2 6.000%, 08/17/2048 (C)	265,000	264,934
American Credit Acceptance Receivables Trust Series 2023-3, Class B 6.090%, 11/12/2027 (C)	155,000	155,407
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	239,954	239,567
ARI Fleet Lease Trust Series 2023-A, Class A2 5.410%, 02/17/2032 (C)	300,087	299,377
Avant Loans Funding Trust Series 2021-REV1, Class A 1.210%, 07/15/2030 (C)	6,858	6,849
Avis Budget Rental Car Funding Aesop LLC
Series 2023-7A, Class A 5.900%, 08/21/2028 (C)	175,000	178,136
Series 2024-3A, Class B 5.580%, 12/20/2030 (C)	100,000	99,744
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A 5.360%, 06/20/2030 (C)	145,000	145,718
Battalion CLO XXV, Ltd. Series 2024-25A, Class B (3 month CME Term SOFR + 2.200%) 7.472%, 03/13/2037 (C)(E)	395,000	394,860
Benefit Street Partners CLO XXXI, Ltd. Series 2023-31A, Class B1 (3 month CME Term SOFR + 2.350%) 7.675%, 04/25/2036 (C)(E)	270,000	271,417
BlueMountain CLO XXIV, Ltd. Series 2019-24A, Class AR (3 month CME Term SOFR + 1.362%) 6.679%, 04/20/2034 (C)(E)	415,000	415,035
Carvana Auto Receivables Trust Series 2022-P2, Class A3 4.130%, 04/12/2027	389,310	384,079
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (C)	104,128	97,351
Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	126,766	108,962
Series 2022-1A, Class A1 5.970%, 08/15/2062 (C)	100,644	98,112
Chesapeake Funding II LLC Series 2023-1A, Class A1 5.650%, 05/15/2035 (C)	251,246	251,515
CNH Equipment Trust Series 2023-A, Class A4 4.770%, 10/15/2030	85,000	84,213

145

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CPS Auto Receivables Trust Series 2023-B, Class A 5.910%, 08/16/2027 (C)	$270,156	$270,302
Credit Acceptance Auto Loan Trust Series 2024-1A, Class A 5.680%, 03/15/2034 (C)	180,000	180,709
DLLAA LLC Series 2023-1A, Class A3 5.640%, 02/22/2028 (C)	135,000	136,332
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	350,575	341,034
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	168,000	154,511
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	598,087	531,946
DT Auto Owner Trust
Series 2023-1A, Class B 5.190%, 10/16/2028 (C)	120,000	119,253
Series 2023-2A, Class B 5.410%, 02/15/2029 (C)	135,000	134,268
Elmwood CLO, Ltd.
Series 2022-6A, Class BR (3 month CME Term SOFR + 2.400%) 7.717%, 10/17/2036 (C)(E)	365,000	368,396
Series 2023-2A, Class B (3 month CME Term SOFR + 2.250%) 7.564%, 04/16/2036 (C)(E)	250,000	251,390
Enterprise Fleet Financing LLC
Series 2023-1, Class A3 5.420%, 10/22/2029 (C)	185,000	185,635
Series 2024-1, Class A3 5.160%, 09/20/2030 (C)	75,000	74,804
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	94,780	94,253
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	46,501	46,064
Series 2022-4A, Class B 4.570%, 01/15/2027	130,498	130,094
Series 2022-6A, Class B 6.030%, 08/16/2027	75,000	75,045
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month CME Term SOFR + 0.424%) 5.754%, 09/25/2036 (E)	168,440	155,687
FirstKey Homes Trust
Series 2022-SFR1, Class A 4.145%, 05/19/2039 (C)	138,985	134,775
Series 2022-SFR2, Class A 4.250%, 07/17/2039 (C)	571,494	552,786
Flagship Credit Auto Trust
Series 2022-3, Class B 4.690%, 07/17/2028 (C)	239,000	235,270
Series 2023-1, Class B 5.050%, 01/18/2028 (C)	66,000	65,319
GLS Auto Receivables Issuer Trust Series 2022-3A, Class B 4.920%, 01/15/2027 (C)	45,000	44,690
Golub Capital Partners CLO 68B, Ltd. Series 2023-68A, Class B (3 month CME Term SOFR + 2.800%) 8.125%, 07/25/2036 (C)(E)	250,000	252,527
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (F)	134,447	34,237
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
GSAA Home Equity Trust (continued)
Series 2006-15, Class AF6 6.376%, 09/25/2036	$336,330	$84,006
Series 2006-20, Class 2A1A (1 month CME Term SOFR + 0.214%) 5.544%, 12/25/2046 (E)	175,736	85,549
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	140,627	132,452
GSAMP Trust Series 2007-FM2, Class A2B (1 month CME Term SOFR + 0.204%) 5.534%, 01/25/2037 (E)	173,670	102,138
Hertz Vehicle Financing III LLC Series 2023-3A, Class A 5.940%, 02/25/2028 (C)	475,000	482,033
HPS Loan Management, Ltd. Series 2024-19A, Class A1 (3 month CME Term SOFR + 1.570%) 6.874%, 04/15/2037 (C)(E)	580,000	580,104
Invesco US CLO, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.300%) 7.618%, 04/21/2036 (C)(E)	250,000	250,653
Madison Park Funding LXVII, Ltd. Series 2024-67A, Class A1 (3 month CME Term SOFR + 1.510%) 6.808%, 04/25/2037 (C)(E)	420,000	420,289
MF1, Ltd. Series 2022-FL8, Class AS (1 month CME Term SOFR + 1.750%) 7.076%, 02/19/2037 (C)(E)	335,000	328,925
MFA LLC Series 2021-NPL1, Class A1 (5.363% to 3-25-25, then 6.363% thereafter) 5.363%, 03/25/2060 (C)	188,019	186,191
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	145,324	125,612
Series 2021-FA, Class A 1.110%, 02/18/2070 (C)	208,531	178,046
Series 2023-A, Class A 5.510%, 10/15/2071 (C)	267,366	268,456
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1 1.910%, 10/20/2061 (C)	310,000	271,480
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	33,889	32,484
OCP CLO, Ltd. Series 2024-32A, Class A1 (3 month CME Term SOFR + 1.520%) 6.818%, 04/23/2037 (C)(E)	415,000	415,073
Octagon, Ltd. Series 2023-2A, Class B (3 month CME Term SOFR + 2.350%) 7.668%, 04/20/2036 (C)(E)	270,000	270,565
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 07/25/2051 (C)	177,073	170,852

146

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Pretium Mortgage Credit Partners LLC (continued)
Series 2021-NPL6, Class A1 (2.487% to 11-25-24, then 5.487% to 11-25-25, then 6.487% thereafter) 2.487%, 07/25/2051 (C)	$113,223	$110,460
Series 2022-NPL1, Class A1 (2.981% to 12-25-24, then 5.981% to 12-25-25, then 6.981% thereafter) 2.981%, 01/25/2052 (C)	374,594	364,049
Progress Residential Trust
Series 2021-SFR8, Class A 1.510%, 10/17/2038 (C)	392,042	356,362
Series 2022-SFR3, Class A 3.200%, 04/17/2039 (C)	132,843	125,047
Series 2022-SFR5, Class A 4.451%, 06/17/2039 (C)	103,471	100,857
Series 2022-SFR6, Class A 4.451%, 07/20/2039 (C)	624,093	608,656
Series 2022-SFR7, Class A 4.750%, 10/27/2039 (C)	163,848	161,056
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (C)	395,000	381,807
RR 23, Ltd. Series 2022-23A, Class A2R (3 month CME Term SOFR + 2.650%) 7.964%, 10/15/2035 (C)(E)	520,000	524,526
Santander Drive Auto Receivables Trust
Series 2023-1, Class B 4.980%, 02/15/2028	140,000	139,038
Series 2023-3, Class B 5.610%, 07/17/2028	235,000	235,534
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month CME Term SOFR + 0.294%) 5.624%, 07/25/2036 (E)	117,113	40,493
SFS Auto Receivables Securitization Trust Series 2023-1A, Class B 5.710%, 01/22/2030 (C)	115,000	116,172
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month CME Term SOFR + 1.332%) 6.656%, 04/25/2034 (C)(E)	655,000	654,158
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month CME Term SOFR + 0.294%) 5.624%, 07/25/2037 (E)	21,376	18,777
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.900%, 07/25/2048 (C)	225,000	224,211
Series 2024-1A, Class A2 5.900%, 03/25/2049 (C)	120,000	120,347
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	144,500
Taco Bell Funding LLC Series 2021-1A, Class A2II 2.294%, 08/25/2051 (C)	878,355	762,807
Texas Debt Capital CLO, Ltd. Series 2023-1A, Class B (3 month CME Term SOFR + 2.300%) 7.618%, 04/20/2036 (C)(E)	300,000	300,970
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035	$280,000	$282,449
THL Credit Wind River CLO, Ltd. Series 2020-1A, Class A (3 month CME Term SOFR + 1.692%) 7.009%, 10/20/2033 (C)(E)	520,000	520,136
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.480%, 08/17/2026 (C)	45,303	45,311
Tricon Residential Trust Series 2022-SFR2, Class A 4.849%, 07/17/2040 (C)	373,915	369,136
VCAT LLC
Series 2021-NPL2, Class A1 (5.115% to 3-25-25, then 6.115% thereafter) 5.115%, 03/27/2051 (C)	47,518	47,019
Series 2021-NPL3, Class A1 (1.743% to 5-25-24, then 4.473% to 5-25-25, then 5.743% thereafter) 1.743%, 05/25/2051 (C)	172,480	167,068
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month CME Term SOFR + 1.392%) 6.706%, 04/15/2034 (C)(E)	655,000	654,981
Vericrest Opportunity Loan Transferee
Series 2021-CF1, Class A1 (1.992% to 8-25-24, then 4.992% to 8-25-25, then 5.992% thereafter) 1.992%, 08/25/2051 (C)	221,212	212,836
Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter) 1.868%, 08/25/2051 (C)	307,508	296,064
Series 2021-NPL3, Class A1 (5.240% to 1-25-25, then 6.240% thereafter) 5.240%, 02/27/2051 (C)	168,379	164,525
Wellfleet CLO X, Ltd. Series 2019-XA, Class A1R (3 month CME Term SOFR + 1.432%) 6.749%, 07/20/2032 (C)(E)	519,216	518,697
Wendy's Funding LLC Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	220,298	207,878
Westlake Automobile Receivables Trust
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)	145,068	143,579
Series 2022-2A, Class B 4.310%, 09/15/2027 (C)	270,000	267,636
Series 2023-1A, Class B 5.410%, 01/18/2028 (C)	75,000	74,806
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	197,000	178,785
World Omni Auto Receivables Trust Series 2023-A, Class B 5.030%, 05/15/2029	125,000	124,232
TOTAL ASSET BACKED SECURITIES (Cost $23,000,343)		$22,541,783

147

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.1%
Repurchase agreement – 2.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-28-24 at 5.320% to be repurchased at $4,602,719 on 4-1-24, collateralized by $4,745,000 U.S. Treasury Bills, 0.000% due 6-13-24 (valued at $4,692,046)	$4,600,000	$4,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,600,000)		$4,600,000
Total Investments (Investment Quality Bond Trust) (Cost $292,667,711) – 125.5%		$271,876,074
Other assets and liabilities, net – (25.5%)		(55,276,403)
TOTAL NET ASSETS – 100.0%		$216,599,671
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
Investment Quality Bond Trust (continued)
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $63,433,987 or 29.3% of the fund's net assets as of 3-31-24.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	10	Long	Jun 2024	$2,043,763	$2,044,844	$1,081
5-Year U.S. Treasury Note Futures	66	Long	Jun 2024	7,044,091	7,063,031	18,940
10-Year U.S. Treasury Note Futures	113	Short	Jun 2024	(12,508,417)	(12,520,047)	(11,630)
Euro-Buxl Futures	4	Short	Jun 2024	(573,880)	(586,031)	(12,151)
German Euro BUND Futures	16	Short	Jun 2024	(2,283,611)	(2,302,352)	(18,741)
U.K. Long Gilt Bond Futures	9	Short	Jun 2024	(1,132,519)	(1,135,253)	(2,734)
U.S. Treasury Long Bond Futures	17	Short	Jun 2024	(2,024,303)	(2,047,438)	(23,135)
Ultra 10-Year U.S. Treasury Note Futures	44	Short	Jun 2024	(5,016,219)	(5,042,813)	(26,594)
Ultra U.S. Treasury Bond Futures	85	Short	Jun 2024	(10,857,827)	(10,965,000)	(107,173)
						$(182,137)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	223,000	USD	245,053	NWM	6/18/2024	—	$(3,731)
USD	935,460	BRL	4,715,000	GSI	6/20/2024	$2,315	—
USD	3,953,795	EUR	3,592,000	BNP	6/20/2024	66,332	—
						$68,647	$(3,731)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	1,187,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	$(5,884)	$363,330	$357,446
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(7,631)	498,309	490,678
Centrally cleared	380,000	USD	Fixed 2.880%	USD Compounded SOFR	Annual	Annual	Mar 2053	4,323	46,979	51,302
Centrally cleared	1,105,000	USD	Fixed 2.970%	USD Compounded SOFR	Annual	Annual	Mar 2053	649	131,007	131,656
148

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	370,000	USD	Fixed 3.250%	USD Compounded SOFR	Annual	Annual	Jun 2053	$(3,953)	$35,206	$31,253
								$(12,496)	$1,074,831	$1,062,335
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
GSI	Goldman Sachs International
NWM	NatWest Markets PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.9%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	27,041,835	$501,626,035
Fixed income - 49.1%
Select Bond, Series NAV, JHVIT (MIM US) (B)	41,340,529	483,684,189
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,024,070,924)		$985,310,224
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2975% (C)(D)	2	21
TOTAL SHORT-TERM INVESTMENTS (Cost $21)		$21
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,024,070,945) - 100.0%		$985,310,245
Other assets and liabilities, net - (0.0%)		(22,135)
TOTAL NET ASSETS - 100.0%		$985,288,110
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,745,876	$32,386,000
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	11,072,137	129,544,000
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $180,769,738)		$161,930,000
Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2975% (C)(D)	217	$2,172
TOTAL SHORT-TERM INVESTMENTS (Cost $2,173)		$2,172
Total Investments (Lifestyle Conservative Portfolio) (Cost $180,771,911) - 100.0%		$161,932,172
Other assets and liabilities, net - (0.0%)		(19,573)
TOTAL NET ASSETS - 100.0%		$161,912,599
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 71.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	204,061,910	$3,784,891,203
Fixed income - 28.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	129,780,689	1,518,434,059
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,284,204,899)		$5,303,325,262
Total Investments (Lifestyle Growth Portfolio) (Cost $5,284,204,899) - 100.0%		$5,303,325,262
Other assets and liabilities, net - (0.0%)		(19,476)
TOTAL NET ASSETS - 100.0%		$5,303,305,786
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.

149

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Lifestyle Growth Portfolio (continued)
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.1%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,221,795	$115,414,293
Fixed income - 59.9%
Select Bond, Series NAV, JHVIT (MIM US) (B)	14,710,649	172,114,588
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $308,192,406)		$287,528,881
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2975% (C)(D)	157	1,568
TOTAL SHORT-TERM INVESTMENTS (Cost $1,568)		$1,568
Total Investments (Lifestyle Moderate Portfolio) (Cost $308,193,974) - 100.0%		$287,530,449
Other assets and liabilities, net - (0.0%)		(19,661)
TOTAL NET ASSETS - 100.0%		$287,510,788
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.8%
Equity - 48.5%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	4,628,884	$143,263,968
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	12,202,535	112,873,446
Equity Income, Series NAV, JHVIT (T. Rowe Price)	14,140,348	205,035,041
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	3,058,929	218,376,936
Mid Cap Growth, Series NAV, JHVIT (Wellington) (B)	3,958,304	39,622,624
Mid Value, Series NAV, JHVIT (T. Rowe Price)	5,226,235	56,809,169
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Equity (continued)
Multifactor Developed International ETF, JHETF (DFA)	2,732,980	$94,369,799
Multifactor Emerging Markets ETF, JHETF (DFA)	2,355,928	61,087,093
Multifactor Mid Cap ETF, JHETF (DFA)	1,249,115	71,674,219
Multifactor Small Cap ETF, JHETF (DFA)	1,458,477	56,180,534
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (B)	1,292,203	21,088,751
Small Cap Value, Series NAV, JHVIT (Wellington)	3,511,007	49,610,523
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	51,444,189	954,289,714
		2,084,281,817
Fixed income - 48.3%
Bond, Class NAV, JHSB (MIM US) (C)	39,636,632	533,112,703
Core Bond, Series NAV, JHVIT (Allspring Investments)	16,574,086	185,298,286
Select Bond, Series NAV, JHVIT (MIM US) (C)	116,313,105	1,360,863,328
		2,079,274,317
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,243,717,776)		$4,163,556,134
UNAFFILIATED INVESTMENT COMPANIES - 2.0%
Equity - 2.0%
Fidelity 500 Index Fund	464,169	84,919,730
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $63,579,985)		$84,919,730
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 5.2975% (D)(E)	3,194,520	31,936,898
TOTAL SHORT-TERM INVESTMENTS (Cost $31,947,559)		$31,936,898
Total Investments (Managed Volatility Balanced Portfolio) (Cost $4,339,245,320) - 99.6%		$4,280,412,762
Other assets and liabilities, net - 0.4%		19,226,997
TOTAL NET ASSETS - 100.0%		$4,299,639,759
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	137	Long	Jun 2024	$18,784,162	$18,531,819	$(252,343)
Euro STOXX 50 Index Futures	344	Long	Jun 2024	18,163,469	18,723,224	559,755
FTSE 100 Index Futures	58	Long	Jun 2024	5,619,137	5,847,590	228,453
Japanese Yen Currency Futures	103	Long	Jun 2024	8,697,113	8,607,581	(89,532)
MSCI Emerging Markets Index Futures	391	Long	Jun 2024	20,514,836	20,507,950	(6,886)
Nikkei 225 Index Futures	32	Long	Jun 2024	8,421,898	8,531,642	109,744
150

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Managed Volatility Balanced Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Pound Sterling Currency Futures	70	Long	Jun 2024	$5,614,364	$5,524,312	$(90,052)
Russell 2000 E-Mini Index Futures	101	Long	Jun 2024	10,652,372	10,836,795	184,423
S&P 500 E-Mini Index Futures	443	Long	Jun 2024	115,000,509	117,585,448	2,584,939
S&P Mid 400 E-Mini Index Futures	68	Long	Jun 2024	20,307,139	20,926,320	619,181
						$3,847,682

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.8%
Equity - 19.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	284,853	$8,816,202
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	556,616	5,148,699
Equity Income, Series NAV, JHVIT (T. Rowe Price)	993,809	14,410,236
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	170,139	12,146,215
Multifactor Emerging Markets ETF, JHETF (DFA)	83,876	2,174,829
Multifactor Mid Cap ETF, JHETF (DFA)	138,853	7,967,385
Multifactor Small Cap ETF, JHETF (DFA)	164,180	6,324,214
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	2,770,412	51,391,138
		108,378,918
Fixed income - 78.7%
Bond, Class NAV, JHSB (MIM US) (C)	8,521,336	114,611,969
Core Bond, Series NAV, JHVIT (Allspring Investments)	3,553,992	39,733,631
Select Bond, Series NAV, JHVIT (MIM US) (C)	24,964,010	292,078,920
		446,424,520
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $607,161,063)		$554,803,438
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	25,690	4,699,935
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $3,546,392)		$4,699,935
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 5.2975% (D)(E)	507,937	$5,078,052
TOTAL SHORT-TERM INVESTMENTS (Cost $5,079,313)		$5,078,052
Total Investments (Managed Volatility Conservative Portfolio) (Cost $615,786,768) - 99.5%		$564,581,425
Other assets and liabilities, net - 0.5%		2,651,769
TOTAL NET ASSETS - 100.0%		$567,233,194
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	6	Long	Jun 2024	$815,716	$811,612	$(4,104)
Euro STOXX 50 Index Futures	15	Long	Jun 2024	811,164	816,420	5,256
FTSE 100 Index Futures	2	Long	Jun 2024	200,766	201,641	875
Japanese Yen Currency Futures	4	Long	Jun 2024	334,586	334,275	(311)
MSCI Emerging Markets Index Futures	17	Long	Jun 2024	888,654	891,650	2,996
Nikkei 225 Index Futures	1	Long	Jun 2024	265,628	266,614	986
Pound Sterling Currency Futures	3	Long	Jun 2024	237,077	236,756	(321)
Russell 2000 E-Mini Index Futures	5	Long	Jun 2024	526,857	536,475	9,618
S&P 500 E-Mini Index Futures	25	Long	Jun 2024	6,606,913	6,635,625	28,712
151

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Managed Volatility Conservative Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	3	Long	Jun 2024	$909,356	$923,220	$13,864
						$57,571

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.1%
Equity - 68.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	7,510,330	$232,444,717
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	25,376,330	234,731,053
Equity Income, Series NAV, JHVIT (T. Rowe Price)	22,682,418	328,895,066
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	5,422,228	387,092,887
Mid Cap Growth, Series NAV, JHVIT (Wellington) (B)	9,455,369	94,648,242
Mid Value, Series NAV, JHVIT (T. Rowe Price)	11,261,445	122,411,909
Multifactor Developed International ETF, JHETF (DFA)	6,486,488	223,978,431
Multifactor Emerging Markets ETF, JHETF (DFA)	4,801,276	124,492,766
Multifactor Mid Cap ETF, JHETF (DFA)	2,288,134	131,293,129
Multifactor Small Cap ETF, JHETF (DFA)	3,204,250	123,427,710
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (B)	2,401,395	39,190,774
Small Cap Value, Series NAV, JHVIT (Wellington)	5,624,845	79,479,057
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	95,918,637	1,779,290,720
		3,901,376,461
Fixed income - 27.9%
Bond, Class NAV, JHSB (MIM US) (C)	30,298,578	407,515,880
Core Bond, Series NAV, JHVIT (Allspring Investments)	12,696,161	141,943,079
Select Bond, Series NAV, JHVIT (MIM US) (C)	89,401,536	1,045,997,974
		1,595,456,933
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,340,604,425)		$5,496,833,394
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 2.6%
Equity - 2.6%
Fidelity 500 Index Fund	577,448	$105,644,028
Fidelity International Index Fund	792,005	39,671,511
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $111,297,971)		$145,315,539
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 5.2975% (D)(E)	4,720,080	47,188,524
TOTAL SHORT-TERM INVESTMENTS (Cost $47,202,939)		$47,188,524
Total Investments (Managed Volatility Growth Portfolio) (Cost $5,499,105,335) - 99.5%		$5,689,337,457
Other assets and liabilities, net - 0.5%		30,167,399
TOTAL NET ASSETS - 100.0%		$5,719,504,856
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	266	Long	Jun 2024	$36,471,439	$35,981,488	$(489,951)
Euro STOXX 50 Index Futures	682	Long	Jun 2024	36,010,133	37,119,881	1,109,748
FTSE 100 Index Futures	113	Long	Jun 2024	10,947,629	11,392,719	445,090
Japanese Yen Currency Futures	212	Long	Jun 2024	17,898,896	17,716,575	(182,321)
MSCI Emerging Markets Index Futures	795	Long	Jun 2024	41,711,750	41,697,750	(14,000)
Nikkei 225 Index Futures	66	Long	Jun 2024	17,370,166	17,596,512	226,346
Pound Sterling Currency Futures	143	Long	Jun 2024	11,459,965	11,285,381	(174,584)
Russell 2000 E-Mini Index Futures	198	Long	Jun 2024	20,882,867	21,244,410	361,543
S&P 500 E-Mini Index Futures	802	Long	Jun 2024	208,195,053	212,870,850	4,675,797
152

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Managed Volatility Growth Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	125	Long	Jun 2024	$37,329,299	$38,467,500	$1,138,201
						$7,095,869

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.0%
Equity - 38.1%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price) (B)	1,057,772	$32,738,056
Emerging Markets Equity, Class NAV, JHIT (MIM US) (C)	2,511,060	23,227,306
Equity Income, Series NAV, JHVIT (T. Rowe Price)	3,399,610	49,294,345
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (C)	680,834	48,604,722
Mid Cap Growth, Series NAV, JHVIT (Wellington) (B)	1,035,332	10,363,677
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,245,916	13,543,108
Multifactor Developed International ETF, JHETF (DFA)	301,460	10,409,414
Multifactor Emerging Markets ETF, JHETF (DFA)	388,914	10,084,190
Multifactor Mid Cap ETF, JHETF (DFA)	150,671	8,645,502
Multifactor Small Cap ETF, JHETF (DFA)	186,164	7,171,037
Small Cap Dynamic Growth, Class NAV, JHF II (Axiom) (B)	288,649	4,710,746
Small Cap Value, Series NAV, JHVIT (Wellington)	715,117	10,104,607
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (C)	11,130,927	206,478,700
		435,375,410
Fixed income - 58.9%
Bond, Class NAV, JHSB (MIM US) (C)	12,793,693	172,075,173
Core Bond, Series NAV, JHVIT (Allspring Investments)	5,358,254	59,905,282
Select Bond, Series NAV, JHVIT (MIM US) (C)	37,585,151	439,746,272
		671,726,727
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,159,778,219)		$1,107,102,137
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 1.9%
Equity - 1.9%
Fidelity 500 Index Fund	119,014	$21,773,562
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $16,305,778)		$21,773,562
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 5.2975% (D)(E)	898,759	8,985,253
TOTAL SHORT-TERM INVESTMENTS (Cost $8,988,278)		$8,985,253
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,185,072,275) - 99.7%		$1,137,860,952
Other assets and liabilities, net - 0.3%		3,896,048
TOTAL NET ASSETS - 100.0%		$1,141,757,000
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	28	Long	Jun 2024	$3,839,099	$3,787,525	$(51,574)
Euro STOXX 50 Index Futures	71	Long	Jun 2024	3,748,855	3,864,386	115,531
FTSE 100 Index Futures	12	Long	Jun 2024	1,162,580	1,209,846	47,266
Japanese Yen Currency Futures	19	Long	Jun 2024	1,606,784	1,587,806	(18,978)
MSCI Emerging Markets Index Futures	82	Long	Jun 2024	4,302,344	4,300,900	(1,444)
Nikkei 225 Index Futures	6	Long	Jun 2024	1,580,757	1,599,683	18,926
Pound Sterling Currency Futures	14	Long	Jun 2024	1,122,873	1,104,863	(18,010)
Russell 2000 E-Mini Index Futures	21	Long	Jun 2024	2,214,850	2,253,195	38,345
S&P 500 E-Mini Index Futures	108	Long	Jun 2024	28,036,242	28,665,900	629,658
153

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Managed Volatility Moderate Portfolio (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	14	Long	Jun 2024	$4,180,882	$4,308,360	$127,478
						$887,198

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.1%
Communication services – 10.1%
Entertainment – 7.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	181,426	$11,901,546
Live Nation Entertainment, Inc. (A)	121,992	12,903,094
Spotify Technology SA (A)	76,161	20,098,888
		44,903,528
Interactive media and services – 3.1%
Pinterest, Inc., Class A (A)	570,946	19,794,698
		64,698,226
Consumer discretionary – 15.2%
Automobile components – 1.0%
Mobileye Global, Inc., Class A (A)(B)	199,943	6,428,167
Hotels, restaurants and leisure – 4.6%
DoorDash, Inc., Class A (A)	46,237	6,367,760
DraftKings, Inc., Class A (A)	369,232	16,766,825
Las Vegas Sands Corp.	118,186	6,110,216
		29,244,801
Household durables – 1.0%
Lennar Corp., Class A	38,555	6,630,689
Specialty retail – 4.6%
Abercrombie & Fitch Company, Class A (A)	53,481	6,702,774
Burlington Stores, Inc. (A)	41,720	9,686,967
Five Below, Inc. (A)	30,285	5,493,093
O'Reilly Automotive, Inc. (A)	6,380	7,202,254
		29,085,088
Textiles, apparel and luxury goods – 4.0%
Deckers Outdoor Corp. (A)	10,180	9,582,027
Lululemon Athletica, Inc. (A)	13,429	5,246,039
On Holding AG, Class A (A)(B)	302,363	10,697,603
		25,525,669
		96,914,414
Consumer staples – 5.3%
Beverages – 1.8%
Celsius Holdings, Inc. (A)	137,220	11,378,282
Personal care products – 3.5%
BellRing Brands, Inc. (A)	77,672	4,584,978
e.l.f. Beauty, Inc. (A)	92,335	18,100,430
		22,685,408
		34,063,690
Energy – 3.5%
Oil, gas and consumable fuels – 3.5%
Cheniere Energy, Inc.	44,750	7,217,280
Diamondback Energy, Inc.	26,466	5,244,767
Targa Resources Corp.	88,732	9,937,097
		22,399,144
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 8.6%
Capital markets – 5.7%
Ares Management Corp., Class A	108,868	$14,477,267
Evercore, Inc., Class A	25,043	4,823,031
Tradeweb Markets, Inc., Class A	163,238	17,004,502
		36,304,800
Financial services – 2.9%
Block, Inc. (A)	222,331	18,804,756
		55,109,556
Health care – 17.6%
Biotechnology – 4.0%
Exact Sciences Corp. (A)	219,729	15,174,485
Neurocrine Biosciences, Inc. (A)	40,246	5,550,728
United Therapeutics Corp. (A)	20,177	4,635,060
		25,360,273
Health care equipment and supplies – 8.9%
Align Technology, Inc. (A)	14,236	4,668,269
DexCom, Inc. (A)	167,754	23,267,481
Inspire Medical Systems, Inc. (A)	52,116	11,193,996
Shockwave Medical, Inc. (A)	53,729	17,495,774
		56,625,520
Life sciences tools and services – 4.7%
Agilent Technologies, Inc.	88,106	12,820,304
Avantor, Inc. (A)	244,841	6,260,584
Medpace Holdings, Inc. (A)	27,716	11,201,421
		30,282,309
		112,268,102
Industrials – 11.5%
Aerospace and defense – 3.0%
Axon Enterprise, Inc. (A)	61,518	19,247,752
Building products – 1.5%
Builders FirstSource, Inc. (A)	46,190	9,632,925
Commercial services and supplies – 2.5%
Copart, Inc. (A)	270,977	15,694,988
Construction and engineering – 1.9%
Fluor Corp. (A)	292,014	12,346,352
Machinery – 1.2%
The Toro Company	82,586	7,567,355
Professional services – 1.4%
EXL Service Holdings, Inc. (A)	278,879	8,868,352
		73,357,724
Information technology – 22.1%
Electronic equipment, instruments and components – 3.2%
Fabrinet (A)	21,198	4,006,846
Flex, Ltd. (A)	581,017	16,622,896
		20,629,742
IT services – 7.1%
Cloudflare, Inc., Class A (A)	51,185	4,956,244
Gartner, Inc. (A)	34,145	16,275,897

154

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Globant SA (A)	25,940	$5,237,286
MongoDB, Inc. (A)	33,898	12,157,179
Snowflake, Inc., Class A (A)	39,335	6,356,536
		44,983,142
Semiconductors and semiconductor equipment – 2.2%
MKS Instruments, Inc.	59,018	7,849,394
Universal Display Corp.	37,205	6,267,182
		14,116,576
Software – 9.6%
Crowdstrike Holdings, Inc., Class A (A)	49,921	16,004,173
Datadog, Inc., Class A (A)	96,644	11,945,198
Gitlab, Inc., Class A (A)	95,297	5,557,721
HubSpot, Inc. (A)	17,747	11,119,560
Informatica, Inc., Class A (A)	205,845	7,204,575
Workday, Inc., Class A (A)	34,196	9,326,959
		61,158,186
		140,887,646
Materials – 1.4%
Construction materials – 1.4%
Vulcan Materials Company	32,118	8,765,645
Real estate – 1.9%
Real estate management and development – 1.9%
CoStar Group, Inc. (A)	125,380	12,111,708
Utilities – 0.9%
Gas utilities – 0.5%
Atmos Energy Corp.	24,398	2,900,190
Multi-utilities – 0.4%
CenterPoint Energy, Inc.	98,881	2,817,120
		5,717,310
TOTAL COMMON STOCKS (Cost $520,470,696)		$626,293,165
PREFERRED SECURITIES – 0.6%
Information technology – 0.6%
Software – 0.6%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	2,112,249
Lookout, Inc., Series F (A)(C)(D)	211,003	1,939,118
		4,051,367
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$4,051,367
SHORT-TERM INVESTMENTS – 2.0%
Short-term funds – 1.2%
John Hancock Collateral Trust, 5.2975% (E)(F)	803,131	8,029,225
Repurchase agreement – 0.8%
Deutsche Bank Tri-Party Repurchase Agreement dated 3-28-24 at 5.320% to be repurchased at $4,902,896 on 4-1-24, collateralized by $5,021,100 U.S. Treasury Bills, 0.000% due 4-16-24 to 6-13-24 (valued at $4,998,027)	$4,900,000	4,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,931,552)		$12,929,225
Total Investments (Mid Cap Growth Trust) (Cost $538,472,533) – 100.7%		$643,273,757
Other assets and liabilities, net – (0.7%)		(4,651,906)
TOTAL NET ASSETS – 100.0%		$638,621,851
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $7,833,146.
Mid Cap Growth Trust (continued)
(C)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.2%
Communication services – 1.4%
Diversified telecommunication services – 0.3%
Frontier Communications Parent, Inc. (A)	100,945	$2,473,153
Iridium Communications, Inc.	56,518	1,478,511
		3,951,664
Entertainment – 0.2%
TKO Group Holdings, Inc.	27,337	2,362,190
Interactive media and services – 0.3%
Ziff Davis, Inc. (A)	20,984	1,322,831
ZoomInfo Technologies, Inc. (A)	135,183	2,166,983
		3,489,814
Media – 0.6%
Cable One, Inc.	2,076	878,418
Nexstar Media Group, Inc.	14,710	2,534,386
TEGNA, Inc.	89,884	1,342,867
The New York Times Company, Class A	74,669	3,227,194
		7,982,865
		17,786,533
Consumer discretionary – 15.0%
Automobile components – 1.3%
Adient PLC (A)	41,640	1,370,789
Autoliv, Inc.	33,564	4,042,113
Fox Factory Holding Corp. (A)	19,340	1,007,034
Gentex Corp.	106,440	3,844,613
Lear Corp.	26,027	3,770,792
The Goodyear Tire & Rubber Company (A)	129,394	1,776,580
Visteon Corp. (A)	12,692	1,492,706
		17,304,627
Automobiles – 0.4%
Harley-Davidson, Inc.	57,834	2,529,659
Thor Industries, Inc.	24,333	2,855,234
		5,384,893
Broadline retail – 0.4%
Macy's, Inc.	125,068	2,500,109
Nordstrom, Inc.	44,447	900,941
Ollie's Bargain Outlet Holdings, Inc. (A)	28,106	2,236,394
		5,637,444
Diversified consumer services – 0.9%
Graham Holdings Company, Class B	1,634	1,254,389
Grand Canyon Education, Inc. (A)	13,488	1,837,200
H&R Block, Inc.	63,669	3,126,785
Service Corp. International	67,421	5,003,312
		11,221,686
Hotels, restaurants and leisure – 3.5%
Aramark	119,768	3,894,855
Boyd Gaming Corp.	31,708	2,134,583
Choice Hotels International, Inc. (B)	11,279	1,425,102
Churchill Downs, Inc.	30,977	3,833,404
Hilton Grand Vacations, Inc. (A)	32,523	1,535,411
Hyatt Hotels Corp., Class A	20,180	3,221,132

155

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Light & Wonder, Inc. (A)	41,092	$4,195,082
Marriott Vacations Worldwide Corp.	15,073	1,623,814
Penn Entertainment, Inc. (A)	67,991	1,238,116
Planet Fitness, Inc., Class A (A)	38,989	2,441,881
Texas Roadhouse, Inc.	30,476	4,707,628
The Wendy's Company	76,241	1,436,380
Travel + Leisure Company	33,048	1,618,030
Vail Resorts, Inc.	17,326	3,860,753
Wingstop, Inc.	13,423	4,918,187
Wyndham Hotels & Resorts, Inc.	37,858	2,905,602
		44,989,960
Household durables – 2.2%
Helen of Troy, Ltd. (A)	10,836	1,248,741
KB Home	33,536	2,377,032
Leggett & Platt, Inc.	60,873	1,165,718
Taylor Morrison Home Corp. (A)	49,033	3,048,382
Tempur Sealy International, Inc.	78,615	4,466,904
Toll Brothers, Inc.	47,591	6,156,848
TopBuild Corp. (A)	14,422	6,356,208
Whirlpool Corp.	25,098	3,002,474
		27,822,307
Leisure products – 0.8%
Brunswick Corp.	31,402	3,030,921
Mattel, Inc. (A)	161,194	3,193,253
Polaris, Inc.	24,225	2,425,407
YETI Holdings, Inc. (A)	39,634	1,527,891
		10,177,472
Specialty retail – 4.1%
AutoNation, Inc. (A)	11,836	1,959,805
Burlington Stores, Inc. (A)	29,178	6,774,840
Dick's Sporting Goods, Inc.	26,547	5,969,358
Five Below, Inc. (A)	25,187	4,568,418
Floor & Decor Holdings, Inc., Class A (A)	48,632	6,303,680
GameStop Corp., Class A (A)(B)	122,575	1,534,639
Lithia Motors, Inc.	12,558	3,778,200
Murphy USA, Inc.	8,653	3,627,338
Penske Automotive Group, Inc.	8,895	1,440,901
RH (A)	6,984	2,432,248
The Gap, Inc.	98,150	2,704,033
Valvoline, Inc. (A)	59,163	2,636,895
Williams-Sonoma, Inc.	29,272	9,294,738
		53,025,093
Textiles, apparel and luxury goods – 1.4%
Capri Holdings, Ltd. (A)	53,194	2,409,688
Carter's, Inc.	16,804	1,422,963
Columbia Sportswear Company	15,738	1,277,611
Crocs, Inc. (A)	27,639	3,974,488
PVH Corp.	27,215	3,826,701
Skechers USA, Inc., Class A (A)	60,965	3,734,716
Under Armour, Inc., Class A (A)	86,160	635,861
Under Armour, Inc., Class C (A)	87,078	621,737
		17,903,765
		193,467,247
Consumer staples – 4.5%
Beverages – 0.7%
Celsius Holdings, Inc. (A)	67,662	5,610,533
Coca-Cola Consolidated, Inc.	2,139	1,810,471
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
The Boston Beer Company, Inc., Class A (A)	4,295	$1,307,484
		8,728,488
Consumer staples distribution and retail – 1.9%
BJ's Wholesale Club Holdings, Inc. (A)	60,867	4,604,589
Casey's General Stores, Inc.	16,934	5,392,632
Grocery Outlet Holding Corp. (A)	45,300	1,303,734
Performance Food Group Company (A)	71,000	5,299,440
Sprouts Farmers Market, Inc. (A)	46,346	2,988,390
U.S. Foods Holding Corp. (A)	103,215	5,570,514
		25,159,299
Food products – 1.1%
Darling Ingredients, Inc. (A)	72,801	3,385,975
Flowers Foods, Inc.	87,670	2,082,163
Ingredion, Inc.	29,753	3,476,638
Lancaster Colony Corp.	9,292	1,929,298
Pilgrim's Pride Corp. (A)	18,369	630,424
Post Holdings, Inc. (A)	22,984	2,442,740
		13,947,238
Personal care products – 0.8%
BellRing Brands, Inc. (A)	59,770	3,528,223
Coty, Inc., Class A (A)	171,571	2,051,989
e.l.f. Beauty, Inc. (A)	25,330	4,965,440
		10,545,652
		58,380,677
Energy – 5.1%
Energy equipment and services – 0.9%
ChampionX Corp.	87,206	3,129,823
NOV, Inc.	179,766	3,509,032
Valaris, Ltd. (A)	28,607	2,152,963
Weatherford International PLC (A)	33,000	3,808,860
		12,600,678
Oil, gas and consumable fuels – 4.2%
Antero Midstream Corp.	155,430	2,185,346
Antero Resources Corp. (A)	128,920	3,738,680
Chesapeake Energy Corp. (B)	50,733	4,506,612
Chord Energy Corp.	18,837	3,357,507
Civitas Resources, Inc.	39,160	2,972,636
CNX Resources Corp. (A)	69,271	1,643,108
DT Midstream, Inc.	44,250	2,703,675
Equitrans Midstream Corp.	197,713	2,469,435
HF Sinclair Corp.	71,187	4,297,559
Matador Resources Company	50,561	3,375,958
Murphy Oil Corp.	66,196	3,025,157
Ovintiv, Inc.	115,307	5,984,433
PBF Energy, Inc., Class A	49,630	2,857,199
Permian Resources Corp.	188,482	3,328,592
Range Resources Corp.	110,116	3,791,294
Southwestern Energy Company (A)	502,563	3,809,428
		54,046,619
		66,647,297
Financials – 15.6%
Banks – 5.1%
Associated Banc-Corp.	67,878	1,460,056
Bank OZK	48,016	2,182,807
Cadence Bank	83,355	2,417,295
Columbia Banking System, Inc.	95,184	1,841,810
Commerce Bancshares, Inc.	54,057	2,875,832
Cullen/Frost Bankers, Inc.	29,298	3,298,076
East West Bancorp, Inc.	64,312	5,087,722
First Financial Bankshares, Inc.	58,611	1,923,027
First Horizon Corp.	254,985	3,926,769

156

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
FNB Corp.	163,747	$2,308,833
Glacier Bancorp, Inc.	50,599	2,038,128
Hancock Whitney Corp.	39,313	1,809,971
Home BancShares, Inc.	85,527	2,101,398
International Bancshares Corp.	24,354	1,367,234
New York Community Bancorp, Inc. (B)	329,506	1,061,009
Old National Bancorp	133,553	2,325,158
Pinnacle Financial Partners, Inc.	34,708	2,980,723
Prosperity Bancshares, Inc.	42,769	2,813,345
SouthState Corp.	34,684	2,949,181
Synovus Financial Corp.	66,735	2,673,404
Texas Capital Bancshares, Inc. (A)	21,556	1,326,772
UMB Financial Corp.	19,931	1,733,798
United Bankshares, Inc.	61,430	2,198,580
Valley National Bancorp	194,615	1,549,135
Webster Financial Corp.	78,499	3,985,394
Wintrust Financial Corp.	27,945	2,917,179
Zions Bancorp NA	67,605	2,934,057
		66,086,693
Capital markets – 2.8%
Affiliated Managers Group, Inc.	15,429	2,583,895
Evercore, Inc., Class A	15,816	3,046,003
Federated Hermes, Inc.	37,287	1,346,806
Houlihan Lokey, Inc.	23,784	3,048,871
Interactive Brokers Group, Inc., Class A	48,835	5,455,358
Janus Henderson Group PLC	60,476	1,989,056
Jefferies Financial Group, Inc.	77,372	3,412,105
Morningstar, Inc.	11,886	3,665,286
SEI Investments Company	45,494	3,271,019
Stifel Financial Corp.	46,545	3,638,423
The Carlyle Group, Inc.	98,785	4,634,004
		36,090,826
Consumer finance – 0.7%
Ally Financial, Inc.	123,880	5,028,289
FirstCash Holdings, Inc.	16,879	2,152,748
SLM Corp.	100,532	2,190,592
		9,371,629
Financial services – 1.8%
Equitable Holdings, Inc.	143,187	5,442,538
Essent Group, Ltd.	48,643	2,894,745
Euronet Worldwide, Inc. (A)	19,994	2,197,940
MGIC Investment Corp.	124,345	2,780,354
The Western Union Company	159,944	2,236,017
Voya Financial, Inc.	47,003	3,474,462
WEX, Inc. (A)	19,502	4,632,310
		23,658,366
Insurance – 4.6%
American Financial Group, Inc.	29,769	4,062,873
Brighthouse Financial, Inc. (A)	29,300	1,510,122
CNO Financial Group, Inc.	49,926	1,371,966
Erie Indemnity Company, Class A	11,382	4,570,670
Fidelity National Financial, Inc.	117,984	6,264,950
First American Financial Corp.	47,084	2,874,478
Kemper Corp.	27,592	1,708,497
Kinsale Capital Group, Inc.	10,046	5,271,538
Old Republic International Corp.	118,988	3,655,311
Primerica, Inc.	15,987	4,044,072
Reinsurance Group of America, Inc.	30,075	5,800,866
RenaissanceRe Holdings, Ltd.	24,046	5,651,531
RLI Corp.	18,328	2,721,158
Selective Insurance Group, Inc.	27,673	3,021,061
The Hanover Insurance Group, Inc.	16,337	2,224,609
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Unum Group	82,960	$4,451,634
		59,205,336
Mortgage real estate investment trusts – 0.6%
Annaly Capital Management, Inc.	228,204	4,493,337
Starwood Property Trust, Inc.	135,785	2,760,509
		7,253,846
		201,666,696
Health care – 7.6%
Biotechnology – 1.8%
Arrowhead Pharmaceuticals, Inc. (A)	56,539	1,617,015
Cytokinetics, Inc. (A)	44,745	3,137,072
Exelixis, Inc. (A)	138,359	3,283,259
Halozyme Therapeutics, Inc. (A)	60,281	2,452,231
Neurocrine Biosciences, Inc. (A)	45,409	6,262,809
Roivant Sciences, Ltd. (A)	172,914	1,823,205
United Therapeutics Corp. (A)	21,445	4,926,345
		23,501,936
Health care equipment and supplies – 2.1%
Enovis Corp. (A)	22,671	1,415,804
Envista Holdings Corp. (A)	78,261	1,673,220
Globus Medical, Inc., Class A (A)	52,644	2,823,824
Haemonetics Corp. (A)	23,175	1,977,986
Integra LifeSciences Holdings Corp. (A)	31,036	1,100,226
Lantheus Holdings, Inc. (A)	31,254	1,945,249
LivaNova PLC (A)	24,583	1,375,173
Masimo Corp. (A)	20,255	2,974,447
Neogen Corp. (A)	89,913	1,418,827
Penumbra, Inc. (A)	17,613	3,930,869
QuidelOrtho Corp. (A)	22,564	1,081,718
Shockwave Medical, Inc. (A)	16,838	5,482,958
		27,200,301
Health care providers and services – 2.0%
Acadia Healthcare Company, Inc. (A)	42,081	3,333,657
Amedisys, Inc. (A)	14,891	1,372,355
Chemed Corp.	6,873	4,411,985
Encompass Health Corp.	45,744	3,777,540
HealthEquity, Inc. (A)	39,154	3,196,141
Option Care Health, Inc. (A)	80,832	2,711,105
Progyny, Inc. (A)	38,049	1,451,569
R1 RCM, Inc. (A)	89,931	1,158,311
Tenet Healthcare Corp. (A)	46,342	4,871,008
		26,283,671
Health care technology – 0.1%
Doximity, Inc., Class A (A)	55,747	1,500,152
Life sciences tools and services – 1.2%
Azenta, Inc. (A)	25,447	1,533,945
Bruker Corp.	42,318	3,975,353
Medpace Holdings, Inc. (A)	10,641	4,300,560
Repligen Corp. (A)	23,695	4,357,984
Sotera Health Company (A)	56,748	681,543
		14,849,385
Pharmaceuticals – 0.4%
Jazz Pharmaceuticals PLC (A)	28,730	3,459,667
Perrigo Company PLC	61,836	1,990,501
		5,450,168
		98,785,613
Industrials – 21.2%
Aerospace and defense – 1.2%
BWX Technologies, Inc.	41,761	4,285,514
Curtiss-Wright Corp.	17,451	4,466,409
Hexcel Corp.	38,509	2,805,381

157

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Woodward, Inc.	27,516	$4,240,766
		15,798,070
Air freight and logistics – 0.2%
GXO Logistics, Inc. (A)	54,284	2,918,308
Building products – 3.5%
Advanced Drainage Systems, Inc.	31,169	5,368,549
Carlisle Companies, Inc.	22,159	8,683,004
Fortune Brands Innovations, Inc.	57,541	4,871,996
Lennox International, Inc.	14,614	7,142,739
Owens Corning	40,557	6,764,908
Simpson Manufacturing Company, Inc.	19,473	3,995,470
Trex Company, Inc. (A)	49,556	4,943,211
UFP Industries, Inc.	28,208	3,469,866
		45,239,743
Commercial services and supplies – 1.3%
Clean Harbors, Inc. (A)	22,954	4,620,870
MSA Safety, Inc.	16,863	3,264,508
Stericycle, Inc. (A)	42,221	2,227,158
Tetra Tech, Inc.	24,398	4,506,555
The Brink's Company	20,558	1,899,148
		16,518,239
Construction and engineering – 2.3%
AECOM	62,072	6,088,022
Comfort Systems USA, Inc.	16,251	5,163,105
EMCOR Group, Inc.	21,468	7,518,094
Fluor Corp. (A)	77,748	3,287,185
MasTec, Inc. (A)	27,583	2,572,115
MDU Resources Group, Inc.	92,926	2,341,735
Valmont Industries, Inc.	9,533	2,176,193
		29,146,449
Electrical equipment – 1.5%
Acuity Brands, Inc.	13,926	3,742,334
EnerSys	18,443	1,742,126
nVent Electric PLC	75,711	5,708,609
Regal Rexnord Corp.	30,255	5,448,926
Sensata Technologies Holding PLC	69,069	2,537,595
		19,179,590
Ground transportation – 2.0%
Avis Budget Group, Inc.	8,430	1,032,338
Hertz Global Holdings, Inc. (A)	59,881	468,868
Knight-Swift Transportation Holdings, Inc.	73,639	4,051,618
Landstar System, Inc.	16,404	3,162,035
Ryder System, Inc.	20,226	2,430,963
Saia, Inc. (A)	12,115	7,087,275
Werner Enterprises, Inc.	28,954	1,132,680
XPO, Inc. (A)	52,986	6,465,882
		25,831,659
Machinery – 4.7%
AGCO Corp.	28,361	3,488,970
Chart Industries, Inc. (A)	19,161	3,156,200
Crane Company	22,297	3,012,994
Donaldson Company, Inc.	54,823	4,094,182
Esab Corp.	25,854	2,858,677
Flowserve Corp.	59,875	2,735,090
Graco, Inc.	77,024	7,198,663
ITT, Inc.	37,465	5,096,364
Lincoln Electric Holdings, Inc.	26,103	6,667,750
Oshkosh Corp.	29,851	3,722,718
RBC Bearings, Inc. (A)	13,229	3,576,460
Terex Corp.	30,575	1,969,030
The Middleby Corp. (A)	24,460	3,932,923
The Timken Company	29,619	2,589,589
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Toro Company	47,640	$4,365,253
Watts Water Technologies, Inc., Class A	12,489	2,654,537
		61,119,400
Marine transportation – 0.2%
Kirby Corp. (A)	26,969	2,570,685
Professional services – 2.6%
ASGN, Inc. (A)	21,539	2,256,426
CACI International, Inc., Class A (A)	10,169	3,852,322
Concentrix Corp.	21,457	1,420,883
EXL Service Holdings, Inc. (A)	75,260	2,393,268
Exponent, Inc.	23,101	1,910,222
FTI Consulting, Inc. (A)	15,892	3,341,929
Genpact, Ltd.	75,356	2,482,980
Insperity, Inc.	16,165	1,771,846
KBR, Inc.	61,606	3,921,838
ManpowerGroup, Inc.	22,273	1,729,276
Maximus, Inc.	27,851	2,336,699
Paylocity Holding Corp. (A)	19,793	3,401,625
Science Applications International Corp.	23,758	3,097,806
		33,917,120
Trading companies and distributors – 1.7%
Applied Industrial Technologies, Inc.	17,646	3,485,967
Core & Main, Inc., Class A (A)	77,843	4,456,512
GATX Corp.	16,200	2,171,286
MSC Industrial Direct Company, Inc., Class A	20,847	2,022,993
Watsco, Inc. (B)	14,273	6,165,508
WESCO International, Inc.	20,045	3,433,308
		21,735,574
		273,974,837
Information technology – 8.9%
Communications equipment – 0.4%
Ciena Corp. (A)	66,173	3,272,255
Lumentum Holdings, Inc. (A)	30,757	1,456,344
		4,728,599
Electronic equipment, instruments and components – 2.3%
Arrow Electronics, Inc. (A)	24,556	3,179,020
Avnet, Inc.	41,237	2,044,530
Belden, Inc.	19,021	1,761,535
Cognex Corp.	78,554	3,332,261
Coherent Corp. (A)	60,271	3,653,628
Crane NXT Company	22,031	1,363,719
IPG Photonics Corp. (A)	13,490	1,223,408
Littelfuse, Inc.	11,364	2,754,065
Novanta, Inc. (A)	16,341	2,855,917
TD SYNNEX Corp.	26,031	2,944,106
Vishay Intertechnology, Inc.	57,608	1,306,549
Vontier Corp.	70,425	3,194,478
		29,613,216
IT services – 0.8%
GoDaddy, Inc., Class A (A)	64,264	7,626,852
Kyndryl Holdings, Inc. (A)	105,003	2,284,865
		9,911,717
Semiconductors and semiconductor equipment – 2.6%
Allegro MicroSystems, Inc. (A)	32,608	879,112
Amkor Technology, Inc.	47,105	1,518,665
Cirrus Logic, Inc. (A)	24,612	2,278,087
Lattice Semiconductor Corp. (A)	62,987	4,927,473
MACOM Technology Solutions Holdings, Inc. (A)	24,994	2,390,426
MKS Instruments, Inc.	28,687	3,815,371
Onto Innovation, Inc. (A)	22,397	4,055,649

158

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Power Integrations, Inc.	25,946	$1,856,436
Rambus, Inc. (A)	49,060	3,032,399
Silicon Laboratories, Inc. (A)	14,556	2,091,988
Synaptics, Inc. (A)	17,936	1,749,836
Universal Display Corp.	19,882	3,349,123
Wolfspeed, Inc. (A)	57,407	1,693,507
		33,638,072
Software – 2.3%
Appfolio, Inc., Class A (A)	10,095	2,490,840
Aspen Technology, Inc. (A)	12,760	2,721,453
Blackbaud, Inc. (A)	19,168	1,421,116
CommVault Systems, Inc. (A)	19,924	2,020,891
Dolby Laboratories, Inc., Class A	27,149	2,274,272
Dropbox, Inc., Class A (A)	116,905	2,840,792
Dynatrace, Inc. (A)	109,411	5,081,047
Manhattan Associates, Inc. (A)	28,095	7,030,212
Qualys, Inc. (A)	16,786	2,801,080
Teradata Corp. (A)	44,630	1,725,842
		30,407,545
Technology hardware, storage and peripherals – 0.5%
Pure Storage, Inc., Class A (A)	135,539	7,046,673
		115,345,822
Materials – 6.8%
Chemicals – 2.3%
Arcadium Lithium PLC (A)	470,503	2,027,868
Ashland, Inc.	22,860	2,225,878
Avient Corp.	41,599	1,805,397
Axalta Coating Systems, Ltd. (A)	100,432	3,453,856
Cabot Corp.	25,296	2,332,291
NewMarket Corp.	3,151	1,999,688
Olin Corp.	54,852	3,225,298
RPM International, Inc.	58,809	6,995,331
The Chemours Company	67,737	1,778,774
The Scotts Miracle-Gro Company	19,144	1,427,951
Westlake Corp.	14,619	2,233,783
		29,506,115
Construction materials – 0.5%
Eagle Materials, Inc.	15,721	4,272,182
Knife River Corp. (A)	25,813	2,092,918
		6,365,100
Containers and packaging – 1.6%
AptarGroup, Inc.	30,125	4,334,686
Berry Global Group, Inc.	52,890	3,198,787
Crown Holdings, Inc.	54,624	4,329,498
Graphic Packaging Holding Company	139,664	4,075,396
Greif, Inc., Class A	11,625	802,706
Silgan Holdings, Inc.	36,935	1,793,564
Sonoco Products Company	44,701	2,585,506
		21,120,143
Metals and mining – 2.2%
Alcoa Corp.	81,444	2,751,993
Cleveland-Cliffs, Inc. (A)	227,388	5,170,803
Commercial Metals Company	53,112	3,121,392
MP Materials Corp. (A)(B)	65,728	939,910
Reliance, Inc.	26,226	8,764,205
Royal Gold, Inc.	29,977	3,651,498
U.S. Steel Corp.	102,096	4,163,475
		28,563,276
Paper and forest products – 0.2%
Louisiana-Pacific Corp.	29,288	2,457,556
		88,012,190
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate – 6.9%
Diversified REITs – 0.5%
WP Carey, Inc.	99,788	$5,632,035
Health care REITs – 0.6%
Healthcare Realty Trust, Inc.	173,803	2,459,312
Omega Healthcare Investors, Inc.	111,931	3,544,855
Sabra Health Care REIT, Inc.	105,512	1,558,412
		7,562,579
Hotel and resort REITs – 0.1%
Park Hotels & Resorts, Inc.	95,823	1,675,944
Industrial REITs – 1.2%
EastGroup Properties, Inc.	21,767	3,913,054
First Industrial Realty Trust, Inc.	60,363	3,171,472
Rexford Industrial Realty, Inc.	96,172	4,837,452
STAG Industrial, Inc.	82,857	3,185,023
		15,107,001
Office REITs – 0.5%
COPT Defense Properties	51,204	1,237,601
Cousins Properties, Inc.	69,259	1,664,986
Kilroy Realty Corp.	48,723	1,774,979
Vornado Realty Trust	72,954	2,098,887
		6,776,453
Real estate management and development – 0.3%
Jones Lang LaSalle, Inc. (A)	21,710	4,235,404
Residential REITs – 1.1%
American Homes 4 Rent, Class A	145,140	5,338,249
Apartment Income REIT Corp.	65,935	2,140,909
Equity LifeStyle Properties, Inc.	85,073	5,478,701
Independence Realty Trust, Inc.	102,412	1,651,906
		14,609,765
Retail REITs – 0.9%
Agree Realty Corp.	45,781	2,615,011
Brixmor Property Group, Inc.	137,166	3,216,543
Kite Realty Group Trust	100,116	2,170,515
NNN REIT, Inc.	83,267	3,558,832
		11,560,901
Specialized REITs – 1.7%
CubeSmart	102,612	4,640,115
EPR Properties	34,374	1,459,176
Gaming and Leisure Properties, Inc.	121,851	5,613,676
Lamar Advertising Company, Class A	39,965	4,772,221
National Storage Affiliates Trust	35,250	1,380,390
PotlatchDeltic Corp.	36,217	1,702,923
Rayonier, Inc.	62,253	2,069,290
		21,637,791
		88,797,873
Utilities – 3.2%
Electric utilities – 0.8%
ALLETE, Inc.	26,229	1,564,298
IDACORP, Inc.	23,097	2,145,480
OGE Energy Corp.	91,398	3,134,951
PNM Resources, Inc.	39,170	1,474,359
Portland General Electric Company	46,145	1,938,090
		10,257,178
Gas utilities – 0.9%
National Fuel Gas Company	42,043	2,258,550
New Jersey Resources Corp.	44,860	1,924,943
ONE Gas, Inc.	25,305	1,632,932
Southwest Gas Holdings, Inc.	27,416	2,087,180
Spire, Inc.	25,091	1,539,835

159

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
UGI Corp.	95,624	$2,346,613
		11,790,053
Independent power and renewable electricity producers – 1.0%
Ormat Technologies, Inc.	24,512	1,622,449
Vistra Corp.	153,375	10,682,556
		12,305,005
Multi-utilities – 0.2%
Black Hills Corp.	31,027	1,694,074
Northwestern Energy Group, Inc.	27,947	1,423,341
		3,117,415
Water utilities – 0.3%
Essential Utilities, Inc.	114,739	4,251,080
		41,720,731
TOTAL COMMON STOCKS (Cost $913,020,133)		$1,244,585,516
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 4.9%
Short-term funds – 4.9%
John Hancock Collateral Trust, 5.2975% (C)(D)	6,324,172	$63,225,275
TOTAL SHORT-TERM INVESTMENTS (Cost $63,242,554)		$63,225,275
Total Investments (Mid Cap Index Trust) (Cost $976,262,687) – 101.1%		$1,307,810,791
Other assets and liabilities, net – (1.1%)		(14,534,440)
TOTAL NET ASSETS – 100.0%		$1,293,276,351
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $13,540,533.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $13,850,936.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 E-Mini Index Futures	173	Long	Jun 2024	$51,513,201	$53,239,020	$1,725,819
						$1,725,819

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.1%
Communication services – 2.1%
Entertainment – 0.2%
Sphere Entertainment Company (A)	33,581	$1,648,155
Media – 1.9%
News Corp., Class A	408,541	10,695,603
News Corp., Class B	56,942	1,540,851
		12,236,454
		13,884,609
Consumer discretionary – 9.2%
Automobiles – 1.5%
General Motors Company	157,747	7,153,826
Rivian Automotive, Inc., Class A (A)(B)	256,300	2,806,485
		9,960,311
Diversified consumer services – 1.1%
Bright Horizons Family Solutions, Inc. (A)	61,513	6,973,114
Hotels, restaurants and leisure – 1.4%
Compass Group PLC	153,625	4,506,227
Norwegian Cruise Line Holdings, Ltd. (A)	238,800	4,998,084
		9,504,311
Specialty retail – 3.5%
Advance Auto Parts, Inc.	98,212	8,356,859
Bath & Body Works, Inc.	153,920	7,699,078
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Burlington Stores, Inc. (A)	29,454	$6,838,924
		22,894,861
Textiles, apparel and luxury goods – 1.7%
Puma SE	93,772	4,243,769
Ralph Lauren Corp.	36,207	6,798,226
		11,041,995
		60,374,592
Consumer staples – 5.6%
Beverages – 1.2%
Constellation Brands, Inc., Class A	18,564	5,044,953
Monster Beverage Corp. (A)	47,612	2,822,439
		7,867,392
Consumer staples distribution and retail – 1.5%
Dollar General Corp.	33,641	5,250,014
Sysco Corp.	53,727	4,361,558
		9,611,572
Food products – 2.1%
Flowers Foods, Inc.	267,817	6,360,654
Tyson Foods, Inc., Class A	125,748	7,385,180
		13,745,834
Personal care products – 0.8%
Kenvue, Inc.	242,500	5,204,050
		36,428,848

160

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 7.0%
Energy equipment and services – 4.2%
Baker Hughes Company	152,300	$5,102,050
Expro Group Holdings NV (A)	161,531	3,225,774
SEACOR Marine Holdings, Inc. (A)	32,990	459,881
TechnipFMC PLC	363,165	9,119,073
Tidewater, Inc. (A)	102,720	9,450,240
		27,357,018
Oil, gas and consumable fuels – 2.8%
Cameco Corp.	86,509	3,747,570
Chesapeake Energy Corp.	86,100	7,648,263
Kinder Morgan, Inc.	64,000	1,173,760
Suncor Energy, Inc.	157,541	5,814,838
		18,384,431
		45,741,449
Financials – 15.7%
Banks – 5.0%
Fifth Third Bancorp	301,600	11,222,536
Popular, Inc.	91,672	8,075,386
Webster Financial Corp.	136,747	6,942,645
Western Alliance Bancorp	101,445	6,511,755
		32,752,322
Capital markets – 1.6%
Main Street Capital Corp.	84,780	4,010,942
Morningstar, Inc.	15,482	4,774,184
Open Lending Corp. (A)	281,013	1,759,141
		10,544,267
Consumer finance – 0.8%
OneMain Holdings, Inc.	106,504	5,441,289
Financial services – 5.3%
Apollo Global Management, Inc.	45,421	5,107,591
Corebridge Financial, Inc. (B)	192,938	5,543,109
Corpay, Inc. (A)	29,863	9,213,930
Global Payments, Inc.	45,967	6,143,949
Jackson Financial, Inc., Class A	60,884	4,026,868
The Western Union Company	320,700	4,483,386
		34,518,833
Insurance – 3.0%
Assurant, Inc.	22,498	4,235,024
Kemper Corp.	31,452	1,947,508
RenaissanceRe Holdings, Ltd.	22,664	5,326,720
The Allstate Corp.	29,586	5,118,674
The Hanover Insurance Group, Inc.	22,866	3,113,663
		19,741,589
		102,998,300
Health care – 9.7%
Biotechnology – 0.5%
Alkermes PLC (A)	120,100	3,251,107
Health care equipment and supplies – 3.5%
Baxter International, Inc.	184,273	7,875,828
Dentsply Sirona, Inc.	143,065	4,748,327
Teleflex, Inc.	13,869	3,136,752
Zimmer Biomet Holdings, Inc.	51,859	6,844,351
		22,605,258
Health care providers and services – 2.5%
Centene Corp. (A)	49,951	3,920,154
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Select Medical Holdings Corp.	414,623	$12,500,883
		16,421,037
Life sciences tools and services – 0.8%
Charles River Laboratories International, Inc. (A)	19,182	5,197,363
Pharmaceuticals – 2.4%
Catalent, Inc. (A)	115,711	6,531,886
Elanco Animal Health, Inc. (A)	294,064	4,787,362
Viatris, Inc.	383,629	4,580,530
		15,899,778
		63,374,543
Industrials – 15.7%
Aerospace and defense – 5.0%
Huntington Ingalls Industries, Inc.	19,804	5,772,272
L3Harris Technologies, Inc.	31,029	6,612,280
Rolls-Royce Holdings PLC (A)	1,105,520	5,948,099
Spirit AeroSystems Holdings, Inc., Class A (A)	188,060	6,783,324
Textron, Inc.	78,069	7,489,159
		32,605,134
Building products – 1.4%
Armstrong World Industries, Inc.	35,268	4,380,991
Carrier Global Corp.	5,700	331,341
Trane Technologies PLC	15,135	4,543,527
		9,255,859
Construction and engineering – 0.7%
API Group Corp. (A)	121,843	4,784,775
Ground transportation – 1.8%
JB Hunt Transport Services, Inc.	29,073	5,792,795
Norfolk Southern Corp.	23,560	6,004,737
		11,797,532
Machinery – 4.0%
Esab Corp.	57,430	6,350,035
Stanley Black & Decker, Inc.	148,054	14,498,928
The Middleby Corp. (A)	34,425	5,535,196
		26,384,159
Passenger airlines – 0.8%
Southwest Airlines Company	168,799	4,927,243
Professional services – 1.4%
SS&C Technologies Holdings, Inc.	85,635	5,512,325
Verra Mobility Corp. (A)	140,788	3,515,476
		9,027,801
Trading companies and distributors – 0.6%
Ashtead Group PLC	56,116	3,997,096
		102,779,599
Information technology – 11.7%
Electronic equipment, instruments and components – 3.9%
Corning, Inc.	358,137	11,804,196
TE Connectivity, Ltd.	48,938	7,107,755
Zebra Technologies Corp., Class A (A)	22,900	6,902,976
		25,814,927
IT services – 0.7%
GoDaddy, Inc., Class A (A)	36,800	4,367,424
Semiconductors and semiconductor equipment – 2.4%
MKS Instruments, Inc.	118,585	15,771,805
Software – 1.0%
DocuSign, Inc. (A)	82,200	4,895,010

161

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fortinet, Inc. (A)	24,100	$1,646,271
		6,541,281
Technology hardware, storage and peripherals – 3.7%
Pure Storage, Inc., Class A (A)	81,158	4,219,404
Western Digital Corp. (A)	289,500	19,755,483
		23,974,887
		76,470,324
Materials – 5.9%
Chemicals – 1.6%
FMC Corp.	87,645	5,582,987
The Scotts Miracle-Gro Company	66,614	4,968,738
		10,551,725
Construction materials – 1.8%
Summit Materials, Inc., Class A (A)	218,526	9,739,704
Vulcan Materials Company	7,058	1,926,269
		11,665,973
Containers and packaging – 1.0%
Ball Corp.	99,113	6,676,252
Metals and mining – 1.5%
Franco-Nevada Corp.	41,666	4,964,669
Freeport-McMoRan, Inc.	98,277	4,620,985
		9,585,654
		38,479,604
Real estate – 6.3%
Industrial REITs – 1.1%
Rexford Industrial Realty, Inc.	136,576	6,869,773
Office REITs – 0.7%
Douglas Emmett, Inc.	83,623	1,159,851
Vornado Realty Trust	129,333	3,720,910
		4,880,761
Residential REITs – 2.1%
Apartment Investment and Management Company, Class A (A)	446,352	3,655,623
Equity Residential	82,853	5,228,853
Sun Communities, Inc.	37,200	4,783,176
		13,667,652
Retail REITs – 1.1%
Regency Centers Corp.	82,520	4,997,411
Simon Property Group, Inc.	12,699	1,987,267
		6,984,678
Specialized REITs – 1.3%
Rayonier, Inc.	137,203	4,560,628
Weyerhaeuser Company	112,389	4,035,889
		8,596,517
		40,999,381
Utilities – 6.2%
Electric utilities – 3.8%
Constellation Energy Corp.	44,587	8,241,907
Evergy, Inc.	29,598	1,579,941
FirstEnergy Corp.	232,197	8,967,448
PG&E Corp.	345,355	5,788,150
		24,577,446
Multi-utilities – 2.4%
Ameren Corp.	95,446	7,059,186
CenterPoint Energy, Inc.	115,929	3,302,817
Dominion Energy, Inc.	114,000	5,607,660
		15,969,663
		40,547,109
TOTAL COMMON STOCKS (Cost $481,674,681)		$622,078,358
Mid Value Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS - 0.3%
Information technology - 0.3%
Wolfspeed, Inc.
0.250%, 02/15/2028	$978,000	$570,663
1.875%, 12/01/2029	2,472,000	1,379,623
		1,950,286
TOTAL CONVERTIBLE BONDS (Cost $1,888,768)		$1,950,286
SHORT-TERM INVESTMENTS – 5.4%
Short-term funds – 5.4%
John Hancock Collateral Trust, 5.2975% (C)(D)	830,414	8,301,977
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2417% (C)	1,643,777	1,643,777
T. Rowe Price Government Reserve Fund, 5.3578% (C)	25,737,846	25,737,846
TOTAL SHORT-TERM INVESTMENTS (Cost $35,685,814)		$35,683,600
Total Investments (Mid Value Trust) (Cost $519,249,263) – 100.8%		$659,712,244
Other assets and liabilities, net – (0.8%)		(5,524,581)
TOTAL NET ASSETS – 100.0%		$654,187,663
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $8,125,249.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Opportunistic Fixed Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 37.2%
U.S. Government - 14.6%
U.S. Treasury Bonds
4.250%, 02/15/2054	$1,071,100	$1,053,360
4.750%, 11/15/2053	3,434,300	3,666,115
U.S. Treasury Treasury Inflation Protected Securities
0.750%, 02/15/2042	2,865,828	2,286,089
1.125%, 01/15/2033	2,650,138	2,485,330
1.375%, 07/15/2033	4,640,058	4,452,966
1.625%, 10/15/2027 (A)	6,266,579	6,206,155
2.125%, 02/15/2054	532,523	538,086
2.375%, 10/15/2028	2,547,103	2,606,111
		23,294,212
U.S. Government Agency - 22.6%
Federal Home Loan Mortgage Corp.
5.500%, 10/01/2053 to 03/01/2054	1,793,056	1,784,258
6.500%, 11/01/2053	107,111	110,221
Federal National Mortgage Association
2.000%, TBA (B)	500,000	395,573
2.500%, TBA (B)	1,325,000	1,165,205
2.500%, 04/01/2052	268,289	226,055
4.500%, TBA (B)	1,278,000	1,216,946
5.000%, TBA (B)	11,804,000	11,520,888
5.000%, 11/01/2053	149,323	145,723
5.500%, TBA (B)	10,451,000	10,400,786
5.500%, 03/01/2054	423,585	421,506

162

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
6.000%, TBA (B)		$6,331,000	$6,390,650
6.500%, 11/01/2053		186,349	191,759
Government National Mortgage Association
2.000%, TBA (B)		1,075,000	880,769
5.000%, TBA (B)		675,000	663,498
5.500%, TBA (B)		425,000	424,750
			35,938,587
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $59,150,055)			$59,232,799
FOREIGN GOVERNMENT OBLIGATIONS - 39.3%
Australia - 1.9%
Commonwealth of Australia
1.750%, 06/21/2051	AUD	5,645,000	2,151,007
2.750%, 05/21/2041		1,690,000	899,997
			3,051,004
Brazil - 6.6%
Federative Republic of Brazil
6.000%, 05/15/2035	BRL	1,137,000	998,748
9.856%, 01/01/2026 (C)		1,697,000	286,212
9.938%, 07/01/2026 (C)		1,559,000	250,375
10.000%, 01/01/2027 to 01/01/2035		41,606,000	8,324,431
10.208%, 07/01/2027 (C)		3,692,000	534,279
10.379%, 01/01/2028 (C)		1,146,000	156,876
			10,550,921
Bulgaria - 0.1%
Republic of Bulgaria 4.500%, 01/27/2033	EUR	75,000	85,842
Canada - 1.2%
Province of Ontario 2.000%, 12/01/2036	CAD	2,865,205	1,960,134
Chile - 0.1%
Republic of Chile
4.700%, 09/01/2030 (D)	CLP	120,000,000	116,146
5.000%, 03/01/2035		15,000,000	14,305
6.000%, 01/01/2043		15,000,000	16,276
			146,727
Colombia - 1.6%
Republic of Colombia
3.875%, 02/15/2061		$645,000	373,023
4.125%, 02/22/2042		840,000	566,803
6.000%, 04/28/2028	COP	792,600,000	182,333
7.000%, 03/26/2031		952,100,000	212,059
7.250%, 10/18/2034		1,008,200,000	212,418
7.750%, 09/18/2030		1,202,100,000	283,639
9.250%, 05/28/2042		642,900,000	146,877
13.250%, 02/09/2033		1,949,900,000	593,409
			2,570,561
Czech Republic - 1.0%
Czech Republic
0.050%, 11/29/2029	CZK	2,580,000	89,456
0.950%, 05/15/2030		7,560,000	272,484
1.200%, 03/13/2031		6,810,000	244,275
1.500%, 04/24/2040		980,000	29,374
1.750%, 06/23/2032 to 06/23/2032		4,740,000	171,601
1.950%, 07/30/2037		460,000	15,435
2.000%, 10/13/2033		1,550,000	56,081
2.500%, 08/25/2028		3,510,000	142,207
4.500%, 11/11/2032		1,970,000	87,336
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Czech Republic (continued)
Czech Republic (continued)
4.900%, 04/14/2034	CZK	5,100,000	$233,776
5.000%, 09/30/2030		4,340,000	197,403
6.000%, 02/26/2026		2,430,000	107,718
			1,647,146
Dominican Republic - 0.6%
Government of the Dominican Republic 11.250%, 09/15/2035 (D)	DOP	55,800,000	1,018,833
Ghana - 0.1%
Republic of Ghana 10.750%, 10/14/2030		$250,000	169,300
Greece - 0.8%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (E)*	EUR	409,185,000	1,302,275
Hungary - 0.7%
Republic of Hungary
1.000%, 11/26/2025	HUF	11,030,000	27,646
1.625%, 04/28/2032	EUR	520,000	458,347
2.250%, 04/20/2033 to 06/22/2034	HUF	141,480,000	271,980
3.000%, 10/27/2027		51,450,000	124,686
3.250%, 10/22/2031		30,710,000	67,363
4.500%, 03/23/2028		19,240,000	48,585
4.750%, 11/24/2032		32,100,000	76,901
6.750%, 10/22/2028		37,840,000	103,671
			1,179,179
Iceland - 2.0%
Republic of Iceland
5.000%, 11/15/2028	ISK	433,770,000	2,832,746
6.500%, 01/24/2031		46,170,000	323,122
			3,155,868
Indonesia - 0.9%
Republic of Indonesia
6.375%, 08/15/2028 to 04/15/2032	IDR	6,835,000,000	426,301
6.500%, 02/15/2031		1,940,000,000	120,823
6.625%, 05/15/2033 to 02/15/2034		1,494,000,000	93,694
6.875%, 04/15/2029		917,000,000	58,376
7.000%, 05/15/2027 to 02/15/2033		3,452,000,000	221,486
7.125%, 06/15/2042 to 06/15/2043		1,191,000,000	76,129
7.500%, 08/15/2032 to 05/15/2038		6,354,000,000	422,081
8.375%, 03/15/2034		104,000,000	7,333
			1,426,223
Israel - 0.2%
State of Israel
4.500%, 04/03/2120		$200,000	149,000
5.750%, 03/12/2054		200,000	191,444
			340,444
Japan - 0.9%
Government of Japan 1.800%, 09/20/2053	JPY	215,200,000	1,444,187
Malaysia - 1.0%
Government of Malaysia
2.632%, 04/15/2031	MYR	1,190,000	233,655
3.502%, 05/31/2027		305,000	64,434
3.582%, 07/15/2032		1,455,000	301,621
3.757%, 05/22/2040		270,000	55,414
3.882%, 03/14/2025		605,000	128,492
3.885%, 08/15/2029		955,000	203,968
3.906%, 07/15/2026		1,245,000	265,772
4.254%, 05/31/2035		240,000	52,232
4.642%, 11/07/2033		610,000	136,797
4.696%, 10/15/2042		450,000	102,579

163

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia (continued)
Government of Malaysia (continued)
4.893%, 06/08/2038	MYR	450,000	$104,253
			1,649,217
Mexico - 2.8%
Government of Mexico
2.750%, 11/27/2031	MXN	22,782,455	1,173,637
5.500%, 03/04/2027		6,942,300	375,255
5.625%, 03/19/2114	GBP	100,000	97,059
7.500%, 05/26/2033	MXN	21,360,700	1,143,606
7.750%, 11/13/2042		3,077,500	157,149
8.000%, 05/24/2035 to 07/31/2053		4,228,300	221,993
8.500%, 05/31/2029 to 11/18/2038		4,263,100	245,803
10.000%, 11/20/2036		1,035,600	65,551
10.727%, 07/10/2025 (C)		8,478,400	446,975
10.749%, 10/30/2025 (C)		8,043,060	410,658
10.757%, 12/24/2025 (C)		998,140	50,168
			4,387,854
New Zealand - 4.3%
Government of New Zealand
1.500%, 05/15/2031	NZD	690,000	338,501
2.750%, 05/15/2051		2,975,000	1,210,255
Government of New Zealand, Inflation Linked Bond
3.170%, 09/20/2040		3,365,000	2,451,847
3.203%, 09/20/2035		2,315,000	1,755,026
3.904%, 09/20/2030		1,280,000	1,038,718
			6,794,347
North Macedonia - 0.4%
Republic of North Macedonia
1.625%, 03/10/2028	EUR	470,000	439,874
2.750%, 01/18/2025		150,000	158,510
			598,384
Norway - 2.6%
Kingdom of Norway
1.250%, 09/17/2031 (D)	NOK	27,765,000	2,176,521
3.625%, 04/13/2034 (D)		20,335,000	1,882,940
			4,059,461
Peru - 0.6%
Republic of Peru
5.400%, 08/12/2034	PEN	575,000	132,973
6.150%, 08/12/2032		70,000	17,670
6.900%, 08/12/2037		120,000	30,615
6.950%, 08/12/2031		1,180,000	318,639
7.300%, 08/12/2033 (D)		1,352,000	364,886
			864,783
Poland - 0.9%
Republic of Poland
1.750%, 04/25/2032	PLN	940,000	180,347
2.750%, 04/25/2028 to 10/25/2029		690,000	155,349
3.250%, 07/25/2025		660,000	161,220
3.750%, 05/25/2027		1,420,000	341,052
5.790%, (6 month WIBOR + 0.000%), 11/25/2029 (F)		420,000	102,847
7.500%, 07/25/2028		1,535,000	416,342
			1,357,157
Romania - 0.7%
Republic of Romania
3.700%, 11/25/2024	RON	90,000	19,243
4.750%, 10/11/2034		1,210,000	226,880
4.850%, 07/25/2029		335,000	67,849
5.800%, 07/26/2027		850,000	182,329
6.700%, 02/25/2032		320,000	70,094
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania (continued)
Republic of Romania (continued)
8.000%, 04/29/2030	RON	1,020,000	$238,650
8.250%, 09/29/2032		870,000	208,689
8.750%, 10/30/2028		595,000	141,611
			1,155,345
Serbia - 0.1%
Republic of Serbia 1.650%, 03/03/2033	EUR	100,000	80,509
South Africa - 1.5%
Republic of South Africa
5.375%, 07/24/2044		$200,000	144,502
5.750%, 09/30/2049		200,000	144,826
6.250%, 03/31/2036	ZAR	11,665,000	382,962
7.000%, 02/28/2031 to 02/28/2031		6,130,000	260,638
7.300%, 04/20/2052		$200,000	173,000
8.250%, 03/31/2032	ZAR	7,875,000	346,808
8.500%, 01/31/2037		13,740,000	534,801
8.750%, 01/31/2044		5,755,000	212,516
9.000%, 01/31/2040		4,465,000	173,885
11.625%, 03/31/2053		955,000	45,387
			2,419,325
South Korea - 1.8%
Republic of Korea
1.125%, 06/10/2030	KRW	2,220,600,149	1,645,271
1.750%, 06/10/2028		1,636,303,262	1,281,964
			2,927,235
Sweden - 2.3%
Kingdom of Sweden, Inflation Linked Bond
0.151%, 06/01/2039	SEK	5,550,000	556,017
0.166%, 06/01/2032		26,820,000	3,130,181
			3,686,198
Thailand - 0.9%
Kingdom of Thailand
1.000%, 06/17/2027	THB	6,320,000	166,719
1.585%, 12/17/2035		10,170,000	250,054
2.000%, 12/17/2031 to 06/17/2042		10,810,000	287,059
2.875%, 12/17/2028 to 06/17/2046		8,465,000	237,096
3.350%, 06/17/2033		11,107,000	324,640
3.450%, 06/17/2043		4,970,000	144,920
			1,410,488
United Kingdom - 0.4%
United Kingdom of Great Britain 0.500%, 10/22/2061	GBP	1,760,000	689,179
Uruguay - 0.3%
Republic of Uruguay
8.500%, 03/15/2028	UYU	10,093,000	263,725
9.750%, 07/20/2033		5,993,000	167,585
			431,310
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $68,105,157)			$62,559,436
CORPORATE BONDS - 14.4%
Belgium - 0.1%
Belfius Bank SA 4.125%, 09/12/2029	EUR	100,000	111,235
Crelan SA 5.250%, (5.250% to 1-23-31, then 1 Year EURIBOR ICE Swap Rate + 2.750%), 01/23/2032		100,000	111,953
			223,188

164

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Canada - 0.8%
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028 (D)	$175,000	$181,066
Bausch Health Companies, Inc.
4.875%, 06/01/2028 (D)	29,000	15,825
5.250%, 01/30/2030 (D)	185,000	76,321
Constellation Software, Inc. 5.461%, 02/16/2034 (D)	15,000	15,098
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076	155,000	153,082
Enbridge, Inc.
5.700%, 03/08/2033	25,000	25,604
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	154,000	145,745
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	38,000	41,288
goeasy, Ltd.
7.625%, 07/01/2029 (D)	70,000	70,101
9.250%, 12/01/2028 (D)	140,000	149,268
Ontario Gaming GTA LP 8.000%, 08/01/2030 (D)	90,000	92,698
The Bank of Nova Scotia 4.900%, (4.900% to 6-4-25, then 5 Year CMT + 4.551%), 06/04/2025 (G)	174,000	171,220
Transcanada Trust
5.600%, (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%), 03/07/2082	194,000	177,103
5.875%, (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%), 08/15/2076	41,000	39,837
		1,354,256
Cayman Islands - 0.1%
Diamond Foreign Asset Company 8.500%, 10/01/2030 (D)	135,000	142,480
Chile - 0.1%
VTR Comunicaciones SpA 4.375%, 04/15/2029	200,000	137,766
China - 0.0%
CIFI Holdings Group Company, Ltd. 4.375%, 04/12/2027 (H)	260,000	19,050
Country Garden Holdings Company, Ltd. 3.875%, 10/22/2030 (H)	290,000	18,595
Times China Holdings, Ltd. 5.750%, 01/14/2027 (H)	200,000	5,250
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027 (H)	200,000	8,875
7.375%, 01/13/2026 (H)	200,000	9,654
		61,424
Colombia - 0.1%
Ecopetrol SA 8.375%, 01/19/2036	100,000	100,942
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Cyprus - 0.1%
Hellenic Bank PCL 10.250%, (10.250% to 6-14-28, then 5 Year Euro Swap Rate + 6.854%), 06/14/2033	EUR	100,000	$122,449
Finland - 0.3%
Nokia OYJ 6.625%, 05/15/2039		$454,000	442,455
France - 1.3%
Altice France SA 5.125%, 07/15/2029 (D)		200,000	135,207
Banque Federative du Credit Mutuel SA 3.625%, 09/14/2032	EUR	100,000	109,231
BPCE SA 5.716%, (5.716% to 1-18-29, then 1 Year CMT + 1.959%), 01/18/2030 (D)		$250,000	251,235
Societe Generale SA
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (D)		420,000	420,817
10.000%, (10.000% to 5-14-29, then 5 Year CMT + 5.448%), 11/14/2028 (D)(G)		200,000	212,173
Teleperformance SE 5.750%, 11/22/2031	EUR	100,000	112,875
TotalEnergies SE 2.125%, (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%), 07/25/2032 (G)		470,000	414,572
Valeo SE 1.000%, 08/03/2028		500,000	469,835
			2,125,945
Germany - 0.2%
Deutsche Bank AG 4.500%, (4.500% to 4-30-27, then 5 Year EURIBOR ICE Swap Rate + 4.552%), 11/30/2026 (G)		200,000	185,581
Peach Property Finance GmbH 4.375%, 11/15/2025		100,000	94,497
			280,078
Greece - 0.1%
Piraeus Financial Holdings SA
5.500%, (5.500% to 2-19-25, then 5 Year Euro Swap Rate + 5.774%), 02/19/2030		100,000	106,396
7.250%, (7.250% to 4-17-29, then 5 Year Euro Swap Rate + 4.773%), 04/17/2034		100,000	111,122
			217,518
Italy - 0.6%
Assicurazioni Generali SpA 2.429%, 07/14/2031		600,000	574,967
Cerved Group SpA 6.000%, 02/15/2029 (D)		100,000	100,488
Intesa Sanpaolo SpA 7.800%, 11/28/2053 (D)		$200,000	226,912
Telecom Italia Capital SA 6.375%, 11/15/2033		5,000	4,730
			907,097
Luxembourg - 0.2%
Altice Financing SA 5.750%, 08/15/2029 (D)		200,000	160,248

165

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Luxembourg (continued)
Cosan Luxembourg SA 7.250%, 06/27/2031 (D)		$200,000	$204,262
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)		105,000	30,450
			394,960
Malta - 0.0%
VistaJet Malta Finance PLC 6.375%, 02/01/2030 (D)(I)		91,000	67,078
Mexico - 0.1%
Trust Fibra Uno 6.390%, 01/15/2050		200,000	162,291
Unifin Financiera SAB de CV 8.375%, 01/27/2028 (H)		205,000	13,325
			175,616
Netherlands - 0.1%
United Group BV 6.750%, 02/15/2031 (D)	EUR	100,000	110,438
Singapore - 0.1%
Medco Laurel Tree Pte, Ltd. 6.950%, 11/12/2028		$200,000	194,518
Supranational - 0.1%
Asian Development Bank 11.039%, 04/30/2040 (C)	ZAR	8,900,000	85,108
Switzerland - 0.3%
UBS Group AG
1.494%, (1.494% to 8-10-26, then 1 Year CMT + 0.850%), 08/10/2027 (D)		$200,000	181,860
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (D)(G)		200,000	225,707
			407,567
United Kingdom - 0.6%
Ardonagh Finco, Ltd. 6.875%, 02/15/2031 (D)	EUR	120,000	127,461
BAT International Finance PLC 5.931%, 02/02/2029		$30,000	30,793
BP Capital Markets PLC 4.875%, (4.875% to 6-22-30, then 5 Year CMT + 4.398% to 6-22-50, then 5 Year CMT + 5.148%), 03/22/2030 (G)		88,000	83,954
Howden UK Refinance PLC 8.125%, 02/15/2032 (D)		200,000	201,697
Macquarie Airfinance Holdings, Ltd. 8.125%, 03/30/2029 (D)		39,000	41,247
Virgin Money UK PLC 11.000%, (11.000% to 6-9-29, then 5 Year United Kingdom Gilt Rate + 6.993%), 12/08/2028 (G)	GBP	200,000	283,683
Vmed O2 UK Financing I PLC 7.750%, 04/15/2032 (D)		$200,000	200,500
			969,335
United States - 9.1%
AbbVie, Inc.
4.250%, 11/21/2049		35,000	30,312
4.400%, 11/06/2042		15,000	13,615
4.950%, 03/15/2031		10,000	10,071
Acrisure LLC 6.000%, 08/01/2029 (D)		140,000	128,391
Adams Homes, Inc. 7.500%, 02/15/2025 (D)		4,000	3,999
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Air Lease Corp. 4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.149%), 12/15/2026 (G)	$101,000	$87,503
Aircastle, Ltd. 5.250%, (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%), 06/15/2026 (D)(G)	161,000	153,356
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (D)	104,000	102,463
AMC Networks, Inc. 10.250%, 01/15/2029 (D)	150,000	151,089
American Express Company 3.550%, (3.550% to 9-15-26, then 5 Year CMT + 2.854%), 09/15/2026 (G)	142,000	131,436
American International Group, Inc. 4.500%, 07/16/2044	35,000	31,327
AmeriGas Partners LP 5.750%, 05/20/2027	107,000	104,514
Ameriprise Financial, Inc. 5.700%, 12/15/2028	25,000	25,790
Amgen, Inc.
2.450%, 02/21/2030	35,000	30,605
5.600%, 03/02/2043	5,000	5,087
5.650%, 03/02/2053	20,000	20,379
Anheuser-Busch InBev Worldwide, Inc.
4.600%, 04/15/2048	5,000	4,569
5.000%, 06/15/2034	40,000	40,238
5.450%, 01/23/2039	20,000	20,650
Antero Midstream Partners LP 6.625%, 02/01/2032 (D)	130,000	130,568
Antero Resources Corp. 5.375%, 03/01/2030 (D)	70,000	67,227
Aon North America, Inc.
5.300%, 03/01/2031	20,000	20,149
5.450%, 03/01/2034	20,000	20,231
5.750%, 03/01/2054	10,000	10,252
Archer-Daniels-Midland Company
2.900%, 03/01/2032	5,000	4,307
4.500%, 08/15/2033	25,000	24,192
Ares Finance Company III LLC 4.125%, (4.125% to 6-30-26, then 5 Year CMT + 3.237%), 06/30/2051 (D)	47,000	43,604
Aretec Group, Inc. 10.000%, 08/15/2030 (D)	90,000	98,305
AssuredPartners, Inc.
5.625%, 01/15/2029 (D)	123,000	113,317
7.500%, 02/15/2032 (D)	55,000	54,046
AT&T, Inc.
2.300%, 06/01/2027	32,000	29,496
3.500%, 06/01/2041 to 09/15/2053	40,000	29,347
3.650%, 09/15/2059	20,000	13,924
4.550%, 03/09/2049	5,000	4,276
Athene Global Funding 5.339%, 01/15/2027 (D)	50,000	49,773
Athene Holding, Ltd.
5.875%, 01/15/2034	10,000	10,020
6.250%, 04/01/2054	20,000	20,298
Bank of America Corp.
5.202%, (5.202% to 4-25-28, then Overnight SOFR + 1.630%), 04/25/2029	30,000	30,028

166

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Bank of America Corp. (continued)
5.288%, (5.288% to 4-25-33, then Overnight SOFR + 1.910%), 04/25/2034	$45,000	$44,863
BAT Capital Corp. 4.390%, 08/15/2037	20,000	16,811
Bayer US Finance LLC 6.875%, 11/21/2053 (D)	200,000	205,193
BCPE Ulysses Intermediate, Inc. 7.750%, (7.750% Cash or 8.500% PIK), 04/01/2027 (D)	94,000	93,059
Black Knight InfoServ LLC 3.625%, 09/01/2028 (D)	490,000	463,050
BlackRock Funding, Inc. 5.250%, 03/14/2054	25,000	25,124
Bread Financial Holdings, Inc. 9.750%, 03/15/2029 (D)	191,000	198,769
Brixmor Operating Partnership LP 5.500%, 02/15/2034	20,000	19,749
Broadcom Corp. 3.875%, 01/15/2027	74,000	71,738
Caesars Entertainment, Inc. 7.000%, 02/15/2030 (D)	40,000	41,059
Capital One Financial Corp.
5.700%, (5.700% to 2-1-29, then Overnight SOFR + 1.905%), 02/01/2030	5,000	5,043
6.312%, (6.312% to 6-8-28, then Overnight SOFR + 2.640%), 06/08/2029	15,000	15,421
CBRE Services, Inc. 5.500%, 04/01/2029	10,000	10,060
CCO Holdings LLC
4.500%, 08/15/2030 (D)	75,000	62,854
4.750%, 03/01/2030 (D)	148,000	127,079
5.375%, 06/01/2029 (D)	92,000	84,221
Celanese US Holdings LLC
6.379%, 07/15/2032	30,000	31,122
6.550%, 11/15/2030	40,000	42,073
Cencora, Inc. 5.125%, 02/15/2034	50,000	49,914
Charter Communications Operating LLC
3.500%, 06/01/2041	25,000	16,787
3.700%, 04/01/2051	40,000	24,738
3.950%, 06/30/2062	145,000	87,481
4.400%, 12/01/2061	265,000	173,039
Cheniere Energy Partners LP 3.250%, 01/31/2032	25,000	21,296
Cheniere Energy, Inc. 5.650%, 04/15/2034 (D)	30,000	30,214
Cisco Systems, Inc.
5.050%, 02/26/2034	30,000	30,404
5.300%, 02/26/2054	10,000	10,265
Citigroup, Inc.
4.000%, (4.000% to 12-10-25, then 5 Year CMT + 3.597%), 12/10/2025 (G)	89,000	85,328
7.200%, (7.200% to 5-15-29, then 5 Year CMT + 2.905), 05/15/2029 (G)	55,000	56,403
Citizens Financial Group, Inc.
3.250%, 04/30/2030	41,000	36,113
5.650%, (5.650% to 10-6-25, then 5 Year CMT + 5.313%), 10/06/2025 (G)	42,000	41,038
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Clear Channel Outdoor Holdings, Inc.
7.750%, 04/15/2028 (D)	$73,000	$63,933
9.000%, 09/15/2028 (D)(I)	115,000	119,786
Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/2030 (D)	88,000	86,463
CMS Energy Corp.
3.750%, (3.750% to 12-1-30, then 5 Year CMT + 2.900%), 12/01/2050	103,000	84,381
4.750%, (4.750% to 6-1-30, then 5 Year CMT + 4.116%), 06/01/2050	92,000	84,733
CoBank ACB 6.250%, (6.250% to 10-1-26, then 3 month LIBOR + 4.660%), 10/01/2026 (G)	41,000	40,161
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (D)	10,000	9,934
Columbia Pipelines Operating Company LLC 6.497%, 08/15/2043 (D)	20,000	21,462
Comcast Corp.
2.800%, 01/15/2051	12,000	7,678
3.750%, 04/01/2040	42,000	34,912
Community Health Systems, Inc. 8.000%, 12/15/2027 (D)	90,000	88,284
Corebridge Financial, Inc. 3.900%, 04/05/2032	30,000	26,983
Covanta Holding Corp.
4.875%, 12/01/2029 (D)	45,000	40,331
5.000%, 09/01/2030	110,000	96,941
Cox Communications, Inc. 5.800%, 12/15/2053 (D)	90,000	89,215
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (D)	145,000	136,084
Credit Acceptance Corp. 9.250%, 12/15/2028 (D)	40,000	43,023
CSC Holdings LLC
4.500%, 11/15/2031 (D)	200,000	141,593
4.625%, 12/01/2030 (D)	200,000	101,563
CVS Health Corp. 5.125%, 07/20/2045	30,000	27,646
Discover Financial Services 6.125%, (6.125% to 9-23-25, then 5 Year CMT + 5.783%), 06/23/2025 (G)	146,000	146,301
Discovery Communications LLC
5.000%, 09/20/2037	22,000	19,342
5.200%, 09/20/2047	10,000	8,402
DISH DBS Corp.
5.125%, 06/01/2029	10,000	4,171
5.750%, 12/01/2028 (D)	12,000	8,247
Dominion Energy, Inc.
4.350%, (4.350% to 4-15-27, then 5 Year CMT + 3.195%), 01/15/2027 (G)	45,000	42,127
4.650%, (4.650% to 12-15-24, then 5 Year CMT + 2.993%), 12/15/2024 (G)	45,000	44,047
Edison International 5.375%, (5.375% to 3-15-26, then 5 Year CMT + 4.698%), 03/15/2026 (G)	162,000	156,765
Eli Lilly & Company
5.000%, 02/09/2054	5,000	4,972
5.100%, 02/09/2064	30,000	29,856
Emera US Finance LP 4.750%, 06/15/2046	45,000	36,977

167

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Energy Transfer LP
5.950%, 05/15/2054	$25,000	$24,949
6.400%, 12/01/2030	25,000	26,389
8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054	40,000	41,955
EQM Midstream Partners LP 4.750%, 01/15/2031 (D)	90,000	83,696
Equinix, Inc. 3.200%, 11/18/2029	68,000	60,876
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (D)	50,000	44,026
ERAC USA Finance LLC 5.200%, 10/30/2034 (D)	20,000	19,941
Fifth Third Bancorp 4.500%, (4.500% to 9-30-25, then 5 Year CMT + 4.215%), 09/30/2025 (G)	65,000	62,607
FirstCash, Inc.
4.625%, 09/01/2028 (D)	44,000	41,414
5.625%, 01/01/2030 (D)	43,000	40,861
FirstEnergy Corp.
5.100%, 07/15/2047	25,000	21,946
7.375%, 11/15/2031	15,000	17,661
FMC Corp. 3.450%, 10/01/2029	38,000	34,210
Freedom Mortgage Corp.
7.625%, 05/01/2026 (D)	92,000	91,857
12.000%, 10/01/2028 (D)	20,000	21,800
12.250%, 10/01/2030 (D)	70,000	76,985
Freedom Mortgage Holdings LLC 9.250%, 02/01/2029 (D)	129,000	132,025
Frontier Communications Holdings LLC 6.750%, 05/01/2029 (D)	218,000	194,279
General Motors Financial Company, Inc. 5.700%, (5.700% to 9-30-30, then 5 Year CMT + 4.997%), 09/30/2030 (G)	44,000	42,189
Georgia Power Company
4.300%, 03/15/2042	30,000	26,136
5.125%, 05/15/2052	15,000	14,509
5.250%, 03/15/2034	15,000	15,151
Glencore Funding LLC
5.634%, 04/04/2034 (D)	85,000	85,227
5.893%, 04/04/2054 (D)	15,000	15,197
Global Atlantic Fin Company 4.700%, (4.700% to 10-15-26, then 5 Year CMT + 3.796%), 10/15/2051 (D)	118,000	106,344
Gray Television, Inc. 5.375%, 11/15/2031 (D)	95,000	62,293
Great Lakes Dredge & Dock Corp. 5.250%, 06/01/2029 (D)(I)	400,000	355,877
Hanesbrands, Inc. 9.000%, 02/15/2031 (D)(I)	85,000	87,333
HCA, Inc.
3.500%, 09/01/2030 to 07/15/2051	45,000	38,561
4.625%, 03/15/2052	15,000	12,536
Hess Corp.
5.800%, 04/01/2047	55,000	56,551
7.125%, 03/15/2033	10,000	11,317
Hightower Holding LLC 6.750%, 04/15/2029 (D)	160,000	150,357
Highwoods Realty LP
3.050%, 02/15/2030	15,000	12,648
4.125%, 03/15/2028	18,000	16,831
HUB International, Ltd.
5.625%, 12/01/2029 (D)	45,000	42,193
7.375%, 01/31/2032 (D)	45,000	45,303
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Humana, Inc. 5.500%, 03/15/2053	$76,000	$73,949
Huntington Bancshares, Inc.
4.443%, (4.443% to 8-4-27, then Overnight SOFR + 1.970%), 08/04/2028	25,000	24,125
4.450%, (4.450% to 10-15-27, then 7 Year CMT + 4.045%), 10/15/2027 (G)	51,000	46,216
6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	20,000	20,470
Intel Corp. 3.050%, 08/12/2051	50,000	33,703
Intercontinental Exchange, Inc. 1.850%, 09/15/2032	40,000	31,191
Iron Mountain, Inc. 7.000%, 02/15/2029 (D)	160,000	163,049
JBS USA LUX SA 7.250%, 11/15/2053 (D)	15,000	16,122
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	30,000	25,928
4.323%, (4.323% to 4-26-27, then Overnight SOFR + 1.560%), 04/26/2028	45,000	43,961
5.336%, (5.336% to 1-23-34, then Overnight SOFR + 1.620%), 01/23/2035	25,000	25,098
6.087%, (6.087% to 10-23-28, then Overnight SOFR + 1.570%), 10/23/2029	60,000	62,377
Kyndryl Holdings, Inc.
3.150%, 10/15/2031	65,000	54,695
4.100%, 10/15/2041	60,000	46,009
L3Harris Technologies, Inc. 5.250%, 06/01/2031	45,000	44,917
LBM Acquisition LLC 6.250%, 01/15/2029 (D)	43,000	40,315
LFS Topco LLC 5.875%, 10/15/2026 (D)	95,000	88,113
Liberty Mutual Group, Inc.
4.125%, (4.125% to 12-15-26, then 5 Year CMT + 3.315%), 12/15/2051 (D)	191,000	172,426
4.300%, 02/01/2061 (D)	275,000	175,015
LKQ Corp. 6.250%, 06/15/2033	30,000	31,237
Lowe's Companies, Inc.
3.700%, 04/15/2046	15,000	11,481
4.250%, 04/01/2052	20,000	16,386
LXP Industrial Trust 6.750%, 11/15/2028	15,000	15,636
M&T Bank Corp.
4.553%, (4.553% to 8-16-27, then SOFR Compounded Index + 1.780%), 08/16/2028	40,000	38,189
5.053%, (5.053% to 1-27-33, then Overnight SOFR + 1.850%), 01/27/2034	20,000	18,594
7.413%, (7.413% to 10-30-28, then Overnight SOFR + 2.800%), 10/30/2029	25,000	26,367

168

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Macy's Retail Holdings LLC
5.125%, 01/15/2042	$39,000	$33,878
6.125%, 03/15/2032 (D)	45,000	43,618
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (D)	48,000	45,018
Medline Borrower LP 5.250%, 10/01/2029 (D)	190,000	179,582
Merck & Company, Inc. 5.150%, 05/17/2063	10,000	9,904
Meta Platforms, Inc.
3.850%, 08/15/2032	20,000	18,741
5.600%, 05/15/2053	25,000	26,423
Micron Technology, Inc.
4.185%, 02/15/2027	30,000	29,232
5.300%, 01/15/2031	45,000	45,260
5.875%, 09/15/2033	10,000	10,368
Monongahela Power Company 5.850%, 02/15/2034 (D)	20,000	20,539
Morgan Stanley 3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	42,000	38,519
MSCI, Inc. 3.625%, 09/01/2030 (D)	105,000	93,196
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/2030 (D)	110,000	99,801
New Mountain Finance Corp. 6.875%, 02/01/2029	88,000	87,073
NextEra Energy Operating Partners LP 7.250%, 01/15/2029 (D)	110,000	112,548
Nordstrom, Inc. 2.300%, 04/08/2024	35,000	34,906
Occidental Petroleum Corp. 4.500%, 07/15/2044	60,000	46,983
ONEOK, Inc.
5.800%, 11/01/2030	15,000	15,453
6.350%, 01/15/2031	20,000	21,176
6.625%, 09/01/2053	15,000	16,532
Open Text Holdings, Inc. 4.125%, 12/01/2031 (D)	138,000	121,108
Oracle Corp.
3.600%, 04/01/2050	55,000	39,736
6.250%, 11/09/2032	25,000	26,749
Pacific Gas & Electric Company
4.550%, 07/01/2030	25,000	23,763
4.950%, 07/01/2050	63,000	54,192
Paramount Global
4.375%, 03/15/2043	250,000	169,659
5.850%, 09/01/2043	15,000	12,154
PennyMac Financial Services, Inc.
5.750%, 09/15/2031 (D)	48,000	44,523
7.875%, 12/15/2029 (D)	15,000	15,413
Philip Morris International, Inc. 5.250%, 02/13/2034	35,000	34,690
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	98,000	94,702
Presidio Holdings, Inc. 8.250%, 02/01/2028 (D)	63,000	62,830
Prologis Targeted U.S. Logistics Fund LP 5.250%, 04/01/2029 (D)	10,000	9,971
Prologis Targeted US Logistics Fund LP 5.500%, 04/01/2034 (D)	15,000	15,094
Range Resources Corp.
4.750%, 02/15/2030 (D)	15,000	13,985
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Range Resources Corp. (continued)
8.250%, 01/15/2029		$45,000	$46,809
Regal Rexnord Corp. 6.050%, 04/15/2028 (D)		20,000	20,275
Royalty Pharma PLC 3.300%, 09/02/2040		11,000	8,197
RTX Corp. 2.150%, 05/18/2030	EUR	190,000	188,050
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (D)		$95,000	58,450
Sempra 4.125%, (4.125% to 4-1-27, then 5 Year CMT + 2.868%), 04/01/2052		114,000	105,170
Sinclair Television Group, Inc. 4.125%, 12/01/2030 (D)		90,000	65,552
Sixth Street Lending Partners 6.500%, 03/11/2029 (D)		64,000	63,962
Solventum Corp. 5.450%, 03/13/2031 (D)		30,000	29,922
Southwest Gas Corp.
2.200%, 06/15/2030		54,000	45,490
4.050%, 03/15/2032		10,000	9,158
STL Holding Company LLC 8.750%, 02/15/2029 (D)		75,000	76,972
Stryker Corp. 4.625%, 03/15/2046		20,000	18,283
Tapestry, Inc.
7.000%, 11/27/2026		20,000	20,606
7.700%, 11/27/2030		15,000	15,996
Targa Resources Partners LP 6.875%, 01/15/2029		40,000	41,157
TEGNA, Inc. 5.000%, 09/15/2029		75,000	67,233
Terex Corp. 5.000%, 05/15/2029 (D)		88,000	83,080
The Allstate Corp.
4.500%, 06/15/2043		10,000	8,780
5.550%, 05/09/2035		30,000	31,138
The Boeing Company 3.950%, 08/01/2059		15,000	10,264
The Charles Schwab Corp.
2.450%, 03/03/2027		10,000	9,319
6.196%, (6.196% to 11-17-28, then Overnight SOFR + 1.878%), 11/17/2029		30,000	31,182
The Cigna Group 5.600%, 02/15/2054		90,000	90,335
The Goldman Sachs Group, Inc.
1.948%, (1.948% to 10-21-26, then Overnight SOFR + 0.913%), 10/21/2027		30,000	27,577
2.600%, 02/07/2030		35,000	30,636
3.650%, (3.650% to 8-10-26, then 5 Year CMT + 2.915%), 08/10/2026 (G)		94,000	85,856
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028		32,000	31,284
4.950%, (4.950% to 2-10-25, then 5 Year CMT + 3.224%), 02/10/2025 (G)		88,000	86,546
The Hertz Corp. 5.000%, 12/01/2029 (D)(I)		205,000	158,417
The Michaels Companies, Inc. 7.875%, 05/01/2029 (D)		113,000	84,776

169

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Southern Company 4.000%, (4.000% to 1-15-26, then 5 Year CMT + 3.733%), 01/15/2051	$86,000	$82,677
The Toledo Hospital 5.750%, 11/15/2038	85,000	84,251
T-Mobile USA, Inc.
3.000%, 02/15/2041	20,000	14,731
6.000%, 06/15/2054	15,000	16,033
Tyson Foods, Inc.
5.100%, 09/28/2048	15,000	13,510
5.700%, 03/15/2034	25,000	25,330
Uber Technologies, Inc. 4.500%, 08/15/2029 (D)	89,000	84,445
UL Solutions, Inc. 6.500%, 10/20/2028 (D)	25,000	25,912
UnitedHealth Group, Inc. 3.750%, 10/15/2047	17,000	13,439
Unum Group 4.125%, 06/15/2051	45,000	34,019
Verizon Communications, Inc.
2.100%, 03/22/2028	37,000	33,310
3.400%, 03/22/2041	22,000	17,195
Viatris, Inc. 3.850%, 06/22/2040	30,000	22,156
VICI Properties LP 6.125%, 04/01/2054	43,000	42,412
Viking Cruises, Ltd.
7.000%, 02/15/2029 (D)	90,000	90,389
9.125%, 07/15/2031 (D)	85,000	92,957
Vital Energy, Inc.
7.875%, 04/15/2032 (D)	35,000	35,555
9.750%, 10/15/2030	90,000	98,419
Wabtec Corp. 5.611%, 03/11/2034	10,000	10,129
Wand NewCo 3, Inc. 7.625%, 01/30/2032 (D)	15,000	15,513
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	37,000	31,801
5.391%, 03/15/2062	105,000	87,137
Wells Fargo & Company
3.900%, (3.900% to 3-15-26, then 5 Year CMT + 3.453%), 03/15/2026 (G)	178,000	169,354
4.611%, (4.611% to 4-25-52, then Overnight SOFR + 2.130%), 04/25/2053	15,000	13,254
4.808%, (4.808% to 7-25-27, then Overnight SOFR + 1.980%), 07/25/2028	20,000	19,706
5.389%, (5.389% to 4-24-33, then Overnight SOFR + 2.020%), 04/24/2034	55,000	54,658
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	15,000	15,178
Western Midstream Operating LP 5.300%, 03/01/2048	10,000	8,774
Willis North America, Inc. 5.900%, 03/05/2054	20,000	20,247
Windsor Holdings III LLC 8.500%, 06/15/2030 (D)	110,000	115,336
WW International, Inc. 4.500%, 04/15/2029 (D)	220,000	86,882
		14,407,474
TOTAL CORPORATE BONDS (Cost $23,282,076)		$22,927,692
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CONVERTIBLE BONDS - 6.5%
Canada - 0.1%
Shopify, Inc. 0.125%, 11/01/2025		$110,000	$104,445
China - 0.2%
NIO, Inc. 0.500%, 02/01/2027		392,000	356,720
Smart Insight International, Ltd. 4.500%, 12/05/2023 (H)	HKD	2,000,000	16,929
			373,649
Italy - 0.1%
DiaSorin SpA 4.241%, 05/05/2028 (C)	EUR	100,000	90,783
Luxembourg - 0.0%
Arrival SA 3.500%, 12/01/2026 (D)(H)		$515,000	258
Macau - 0.1%
Wynn Macau, Ltd. 4.500%, 03/07/2029 (D)		200,000	212,100
Singapore - 0.1%
Sea, Ltd. 0.250%, 09/15/2026		168,000	143,556
United Kingdom - 0.0%
Immunocore Holdings PLC 2.500%, 02/01/2030 (D)		20,000	20,838
United States - 5.9%
3D Systems Corp. 9.785%, 11/15/2026 (C)		28,000	21,835
Affirm Holdings, Inc. 7.367%, 11/15/2026 (C)		90,000	74,475
Airbnb, Inc. 3.731%, 03/15/2026 (C)		130,000	120,890
Alarm.com Holdings, Inc. 4.972%, 01/15/2026 (C)		140,000	128,170
Alliant Energy Corp. 3.875%, 03/15/2026		315,000	309,803
Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/2027		240,000	225,570
American Water Capital Corp. 3.625%, 06/15/2026 (D)		315,000	307,598
Apellis Pharmaceuticals, Inc. 3.500%, 09/15/2026		60,000	97,292
Axon Enterprise, Inc. 0.500%, 12/15/2027		30,000	43,592
Bandwidth, Inc.
0.250%, 03/01/2026		47,000	41,243
0.500%, 04/01/2028		90,000	64,521
Bentley Systems, Inc. 0.125%, 01/15/2026		135,000	135,478
Beyond Meat, Inc. 62.121%, 03/15/2027 (C)		130,000	30,550
BILL Holdings, Inc. 5.280%, 04/01/2027 (C)		121,000	103,455
Block, Inc. 0.250%, 11/01/2027		187,000	155,865
Bread Financial Holdings, Inc. 4.250%, 06/15/2028 (D)		76,000	88,206
Cable One, Inc. 1.125%, 03/15/2028		50,000	37,530
Cardlytics, Inc. 1.000%, 09/15/2025		70,000	63,989
CenterPoint Energy, Inc. 4.250%, 08/15/2026 (D)		315,000	312,008
CMS Energy Corp. 3.375%, 05/01/2028 (D)		85,000	83,598

170

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Cracker Barrel Old Country Store, Inc. 0.625%, 06/15/2026	$475,000	$417,007
Cytokinetics, Inc. 3.500%, 07/01/2027	80,000	127,000
Dayforce, Inc. 0.250%, 03/15/2026	155,000	141,825
DigitalOcean Holdings, Inc. 6.739%, 12/01/2026 (C)	107,000	89,677
DraftKings Holdings, Inc. 3.754%, 03/15/2028 (C)	145,000	125,063
Dropbox, Inc. 1.757%, 03/01/2028 (C)	130,000	121,306
Duke Energy Corp. 4.125%, 04/15/2026 (D)	395,000	390,260
Enphase Energy, Inc. 3.925%, 03/01/2028 (C)	25,000	21,453
Etsy, Inc.
0.125%, 09/01/2027	365,000	305,469
0.250%, 06/15/2028 (I)	165,000	129,938
Euronet Worldwide, Inc. 0.750%, 03/15/2049	42,000	40,719
Evergy, Inc. 4.500%, 12/15/2027 (D)	65,000	66,073
Exact Sciences Corp. 0.375%, 03/15/2027	115,000	109,894
FirstEnergy Corp. 4.000%, 05/01/2026 (D)	320,000	318,080
Health Catalyst, Inc. 2.500%, 04/15/2025	5,000	4,702
Insulet Corp. 0.375%, 09/01/2026	65,000	67,568
Ionis Pharmaceuticals, Inc.
0.776%, 04/01/2026 (C)	35,000	34,455
1.750%, 06/15/2028 (D)	30,000	31,386
JetBlue Airways Corp. 0.500%, 04/01/2026 (I)	390,000	340,439
John Bean Technologies Corp. 0.250%, 05/15/2026	115,000	106,582
Lumentum Holdings, Inc. 0.500%, 06/15/2028 (I)	90,000	69,459
MP Materials Corp. 0.250%, 04/01/2026 (D)	345,000	302,738
NCL Corp., Ltd. 2.500%, 02/15/2027	129,000	124,937
NuVasive, Inc. 0.375%, 03/15/2025	95,000	90,345
Okta, Inc. 0.125%, 09/01/2025	100,000	95,750
ON Semiconductor Corp. 0.500%, 03/01/2029	65,000	63,960
PAR Technology Corp. 1.500%, 10/15/2027	25,000	22,813
Pebblebrook Hotel Trust 1.750%, 12/15/2026	65,000	58,299
Pegasystems, Inc. 0.750%, 03/01/2025	42,000	40,131
PG&E Corp. 4.250%, 12/01/2027 (D)	342,000	343,539
PPL Capital Funding, Inc. 2.875%, 03/15/2028	320,000	306,240
Rapid7, Inc. 0.250%, 03/15/2027	125,000	109,427
Redfin Corp. 0.500%, 04/01/2027 (I)	115,000	63,250
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Shake Shack, Inc. 2.525%, 03/01/2028 (C)		$25,000	$22,641
Shift4 Payments, Inc. 0.500%, 08/01/2027		90,000	83,475
Snap, Inc. 0.125%, 03/01/2028		650,000	493,675
Spotify USA, Inc. 4.408%, 03/15/2026 (C)		140,000	128,520
Stem, Inc. 0.500%, 12/01/2028 (D)		135,000	65,806
Sunnova Energy International, Inc.
0.250%, 12/01/2026		390,000	197,340
2.625%, 02/15/2028		50,000	20,122
Sunrun, Inc. 4.000%, 03/01/2030 (D)		70,000	69,631
Super Micro Computer, Inc., Zero Coupon 0.000%, 03/01/2029 (D)		42,000	46,598
Teladoc Health, Inc. 1.250%, 06/01/2027		97,000	81,723
The Greenbrier Companies, Inc. 2.875%, 04/15/2028		115,000	127,455
The Southern Company 3.875%, 12/15/2025		390,000	388,050
Uber Technologies, Inc. 0.875%, 12/01/2028 (D)		122,000	150,914
Uber Technologies, Inc., Zero Coupon 0.000%, 12/15/2025		130,000	145,925
Unity Software, Inc. 6.408%, 11/15/2026 (C)		173,000	146,618
Ventas Realty LP 3.750%, 06/01/2026 (D)		101,000	100,798
			9,394,743
TOTAL CONVERTIBLE BONDS (Cost $11,082,476)			$10,340,372
MUNICIPAL BONDS - 0.2%
United States - 0.2%
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052		190,000	139,730
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039		35,000	38,500
New York City Transitional Finance Authority 4.750%, 02/01/2029		45,000	45,082
State of Illinois, GO 5.100%, 06/01/2033		70,000	69,490
TOTAL MUNICIPAL BONDS (Cost $343,435)			$292,802
TERM LOANS (J) - 2.3%
Luxembourg - 0.1%
Delta 2 Lux Sarl, 2022 Term Loan B (3 month CME Term SOFR + 2.250%) 7.559%, 01/15/2030		140,000	140,035
Netherlands - 0.1%
Boels Topholding BV, 2021 EUR Term Loan B (1 and 3 month EURIBOR + 3.250%) 7.129%, 02/06/2027	EUR	133,621	143,700
Sweden - 0.1%
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.000%) 6.945%, 08/06/2026		155,000	166,884

171

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States - 2.0%
Asurion LLC, 2020 Term Loan B8 (1 month CME Term SOFR + 3.250%) 8.691%, 12/23/2026	$144,113	$140,973
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%) 10.691%, 01/31/2028	145,000	130,138
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 8.580%, 02/15/2029	98,111	97,054
Berlin Packaging LLC, 2021 Term Loan B5 (1 and 3 month CME Term SOFR + 3.750%) 9.195%, 03/11/2028	165,750	165,844
Caesars Entertainment, Inc., Term Loan B (3 month CME Term SOFR + 3.250%) 8.663%, 02/06/2030	104,213	104,387
Cinemark USA, Inc., 2023 Term Loan B (1 and 3 month CME Term SOFR + 3.750%) 9.083%, 05/24/2030	124,063	124,451
EMRLD Borrower LP, Term Loan B (3 month CME Term SOFR + 2.500%) 7.790%, 05/31/2030	74,500	74,425
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month CME Term SOFR + 3.750%) 9.195%, 03/06/2028	96,769	96,755
Hanesbrands, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%) 9.080%, 03/08/2030	99,000	98,876
HUB International, Ltd., 2024 Term Loan B (3 month CME Term SOFR + 3.250%) 8.574%, 06/20/2030	104,256	104,275
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 8.176%, 12/15/2027	195,502	195,459
LBM Acquisition LLC, Term Loan B (1 month CME Term SOFR + 3.750%) 9.176%, 12/17/2027	100,290	100,052
Medline Borrower LP, USD Term Loan B (1 month CME Term SOFR + 3.000%) 8.441%, 10/23/2028	92,370	92,569
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%) 9.580%, 05/03/2028	97,742	97,053
NEP Group, Inc., 2023 Term Loan B 08/19/2026 TBD (K)	90,109	85,547
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B (1 month CME Term SOFR + 3.000%) 8.436%, 10/05/2028	97,044	97,339
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 3.750%) 9.076%, 02/24/2028	193,508	193,804
Tecta America Corp., 2021 Term Loan (1 month CME Term SOFR + 4.000%) 9.441%, 04/10/2028	126,750	126,908
The Michaels Companies, Inc., 2021 Term Loan B (3 month CME Term SOFR + 4.250%) 9.821%, 04/15/2028	126,425	113,150
TransDigm, Inc., 2023 Term Loan I (3 month CME Term SOFR + 3.250%) 8.570%, 08/24/2028	165,084	165,601
Truist Insurance Holdings LLC, Term Loan B 03/24/2031 TBD (K)	100,000	99,833
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (J) (continued)
United States (continued)
UFC Holdings LLC, 2021 Term Loan B (3 month CME Term SOFR + 2.750%) 8.336%, 04/29/2026	$174,865	$175,083
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.500%) 8.814%, 02/10/2031	100,000	100,475
USI, Inc., 2023 Term Loan B (3 month CME Term SOFR + 3.000%) 8.348%, 11/22/2029	199,277	199,250
Windsor Holdings III LLC, 2024 USD Term Loan B (1 month CME Term SOFR + 4.000%) 9.326%, 08/01/2030	114,426	114,641
WW International, Inc., 2021 Term Loan B (1 month CME Term SOFR + 3.500%) 8.829%, 04/13/2028	94,500	41,265
		3,135,207
TOTAL TERM LOANS (Cost $3,655,657)		$3,585,826
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.0%
Commercial and residential - 1.5%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (D)(L)	180,000	163,443
BANK
Series 2018-BN15, Class B, 4.661%, 11/15/2061 (L)	50,000	47,410
Series 2020-BN25, Class AS, 2.841%, 01/15/2063	60,000	51,422
Series 2021-BN37, Class XA IO, 0.600%, 11/15/2064	991,128	29,186
Series 2022-BNK42, Class AS, 4.722%, 06/15/2055 (L)	60,000	56,730
BBCMS Mortgage Trust
Series 2023-5C23, Class C, 7.455%, 12/15/2056 (L)	25,000	26,066
Series 2023-C20, Class AS, 5.973%, 07/15/2056 (L)	15,000	15,662
Series 2024-5C25, Class C, 6.643%, 03/15/2057 (L)	20,000	20,164
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878%, 01/15/2051 (L)	85,000	78,721
Series 2018-B5, Class C, 4.602%, 07/15/2051 (L)	90,000	77,721
Series 2020-B16, Class AM, 2.944%, 02/15/2053 (L)	60,000	50,855
Series 2024-V6, Class C, 6.669%, 03/15/2029	20,000	19,619
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (D)(L)	180,000	167,468
Series 2021-NQM1, Class M1, 2.316%, 02/25/2049 (D)(L)	100,000	77,463
BX Commercial Mortgage Trust, Series 2020-VKNG, Class F (1 month CME Term SOFR + 2.864%), 8.189%, 10/15/2037 (D)(F)	189,000	185,084
BX Trust
Series 2021-ARIA, Class C (1 month CME Term SOFR + 1.760%), 7.085%, 10/15/2036 (D)(F)	25,000	24,657
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.939%, 01/15/2034 (D)(F)	42,144	41,670

172

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E (1 month CME Term SOFR + 2.447%), 7.773%, 12/15/2037 (D)(F)	$120,000	$119,703
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.360%, 07/10/2028 (D)(L)	100,000	103,735
COMM Mortgage Trust, Series 2014-CR15, Class B, 3.956%, 02/10/2047 (L)	24,435	23,591
CSMC Trust, Series 2021-NQM6, Class A2, 1.379%, 07/25/2066 (D)(L)	64,965	52,631
GS Mortgage Securities Trust
Series 2017-GS6, Class C, 4.322%, 05/10/2050 (L)	25,000	20,500
Series 2024-70P, Class A, 5.133%, 03/10/2041 (D)(L)	100,000	99,107
LHOME Mortgage Trust, Series 2021-RTL2, Class A1, 3.090%, 06/25/2026 (D)	27,080	27,009
MFA Trust, Series 2023-NQM1, Class A1 (5.750% to 1-1-27, then 6.750% thereafter), 5.750%, 11/25/2067 (D)	85,912	84,718
NYMT Loan Trust I, Series 2021-BPL1, Class A1 (2.239% to 5-25-24, then 4.239% thereafter), 2.239%, 05/25/2026 (D)	93,096	91,734
OBX Trust, Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter), 4.310%, 05/25/2062 (D)	104,260	100,264
PRPM LLC, Series 2021-5, Class A1 (1.793% to 6-25-24, then 4.793% to 6-25-25, then 5.793% thereafter), 1.793%, 06/25/2026 (D)	96,658	94,513
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class AS (1 month CME Term SOFR + 1.614%), 6.944%, 11/25/2036 (D)(F)	55,000	53,916
Verus Securitization Trust
Series 2020-5, Class M1, 2.601%, 05/25/2065 (D)(L)	100,000	84,949
Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (D)(L)	100,000	97,107
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(L)	64,599	53,628
Series 2024-2, Class A1, 6.095%, 02/25/2069 (D)(L)	99,198	99,183
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class C, 4.979%, 06/15/2044 (D)(L)	48,839	45,993
WSTN Trust, Series 2023-MAUI, Class B, 7.018%, 07/05/2037 (D)(L)	30,000	29,930
		2,415,552
U.S. Government Agency - 2.5%
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B1 (30 day Average SOFR + 3.000%), 8.320%, 12/25/2050 (D)(F)	35,000	36,805
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%), 6.820%, 10/25/2041 (D)(F)	$188,000	$188,270
Series 2021-HQA1, Class M2 (30 day Average SOFR + 2.250%), 7.570%, 08/25/2033 (D)(F)	158,712	162,291
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%), 7.420%, 09/25/2041 (D)(F)	355,000	355,993
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%), 8.720%, 01/25/2042 (D)(F)	175,000	180,647
Series 2022-DNA3, Class M1B (30 day Average SOFR + 2.900%), 8.220%, 04/25/2042 (D)(F)	120,000	124,057
Series 2022-DNA5, Class M2 (30 day Average SOFR + 6.750%), 12.070%, 06/25/2042 (D)(F)	75,000	85,005
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.820%, 03/25/2042 (D)(F)	20,000	20,850
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%), 10.570%, 03/25/2042 (D)(F)	560,000	606,809
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 8.870%, 08/25/2042 (D)(F)	60,000	62,939
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%), 10.820%, 03/25/2043 (D)(F)	35,000	38,984
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%), 12.920%, 04/25/2043 (D)(F)	20,000	22,846
Series 2024-DNA1, Class M2 (30 day Average SOFR + 1.950%), 7.270%, 02/25/2044 (D)(F)	100,000	100,188
Series 324, Class C18 IO, 4.000%, 12/15/2033	189,754	18,699
Series 4446, Class BI IO, 6.500%, 04/15/2039	76,800	14,133
Series 4898, Class SA IO, 0.667%, 07/15/2049	465,614	40,199
Series 4954, Class SL IO, 0.615%, 02/25/2050	1,279,335	131,573
Series 4999, Class KS IO, 0.715%, 12/25/2042	357,741	27,170
Series 4999, Class PS IO, 0.515%, 03/25/2044	460,948	38,122
Series K103, Class X1 IO, 0.638%, 11/25/2029	1,018,675	30,103
Series K106, Class X3 IO, 1.908%, 03/25/2048	490,000	43,751
Series K122, Class X1 IO, 0.878%, 11/25/2030	99,016	4,478
Series K129, Class X3 IO, 3.163%, 05/25/2031	165,000	29,048
Series K737, Class X1 IO, 0.629%, 10/25/2026	480,967	5,776
Series K740, Class X3 IO, 2.477%, 11/25/2047	135,000	9,806
Series K742, Class X3, IO, 2.595%, 04/25/2028	100,000	8,707

173

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series Q014, Class X IO, 2.785%, 10/25/2055	$151,741	$23,500
Federal National Mortgage Association
Series 2016-88, Class SK IO, 0.565%, 12/25/2046	369,265	35,714
Series 2018-C05, Class 1B1 (30 day Average SOFR + 4.364%), 9.685%, 01/25/2031 (F)	230,000	250,397
Series 2019-25, Class SA IO, 0.615%, 06/25/2049	1,579,186	159,582
Series 2019-50, Class S IO, 0.615%, 09/25/2049	928,669	94,533
Series 2019-68, Class SC IO, 0.565%, 11/25/2049	309,700	29,597
Series 2021-67, Class IG IO, 3.000%, 10/25/2051	129,333	20,470
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%), 9.820%, 01/25/2042 (D)(F)	175,000	183,920
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%), 11.570%, 03/25/2042 (D)(F)	69,000	77,013
Series 2022-R03, Class 1M2 (30 day Average SOFR + 3.500%), 8.820%, 03/25/2042 (D)(F)	59,000	61,834
Series 2022-R04, Class 1B1 (30 day Average SOFR + 5.250%), 10.570%, 03/25/2042 (D)(F)	165,000	179,527
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%), 9.820%, 04/25/2042 (D)(F)	70,000	74,049
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%), 10.421%, 12/25/2042 (D)(F)	20,000	21,817
Series 2023-R02, Class 1M2 (30 day Average SOFR + 3.350%), 8.670%, 01/25/2043 (D)(F)	40,000	42,202
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 9.220%, 04/25/2043 (D)(F)	35,000	37,339
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%), 8.421%, 06/25/2043 (D)(F)	36,000	37,804
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%), 9.220%, 07/25/2043 (D)(F)	20,000	21,017
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%), 8.870%, 10/25/2043 (D)(F)	35,000	36,377
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%), 7.820%, 02/25/2044 (D)(F)	60,000	60,375
Series 410, Class C8 IO, 4.000%, 04/25/2032	108,981	10,288
Series 437, Class C8 IO, 2.500%, 06/25/2052	120,793	18,436
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	124,087	23,626
Series 2017-130, Class IO, 4.500%, 02/20/2040	128,088	21,251
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	$106,789	$18,993
		3,926,910
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,244,798)		$6,342,462
ASSET BACKED SECURITIES - 3.2%
Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.714%), 7.040%, 08/15/2034 (D)(F)	110,000	107,116
Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 02/20/2030 (D)	100,000	103,128
Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E (3 month CME Term SOFR + 7.282%), 12.596%, 01/15/2033 (D)(F)	250,000	250,515
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month CME Term SOFR + 3.412%), 8.719%, 08/15/2031 (D)(F)	250,000	248,362
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (D)	122,813	115,875
BSPRT Issuer, Ltd., Series 2023-FL10, Class A (1 month CME Term SOFR + 2.259%), 7.584%, 09/15/2035 (D)(F)	100,000	100,344
Carvana Auto Receivables Trust
Series 2023-P3, Class A4, 5.710%, 07/10/2029 (D)	10,000	10,102
Series 2024-N1, Class C, 5.800%, 05/10/2030 (D)	75,000	75,256
Compass Datacenters Issuer II LLC, Series 2024-1A, Class A1, 5.250%, 02/25/2049 (D)	75,000	74,311
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (D)	100,000	92,046
Domino's Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.668%, 10/25/2049 (D)	48,000	44,146
Series 2021-1A, Class A2II, 3.151%, 04/25/2051 (D)	58,350	50,644
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.310%, 01/16/2029	35,000	34,931
Exeter Automobile Receivables Trust
Series 2023-1A, Class D, 6.690%, 06/15/2029	40,000	40,515
Series 2023-4A, Class C, 6.510%, 08/15/2028	50,000	50,680
Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 09/15/2027 (D)	112,000	102,437
Flatiron CLO 20, Ltd.
Series 2020-1A, Class BR (3 month CME Term SOFR + 1.920%), 7.218%, 05/20/2036 (D)(F)	150,000	150,027

174

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Flatiron CLO 20, Ltd. (continued)
Series 2020-1A, Class CR (3 month CME Term SOFR + 2.350%), 7.648%, 05/20/2036 (D)(F)	$150,000	$150,027
Ford Credit Auto Owner Trust, Series 2023-2, Class C, 6.160%, 02/15/2036 (D)	100,000	101,843
FS Rialto, Series 2021-FL3, Class A (1 month CME Term SOFR + 1.364%), 6.691%, 11/16/2036 (D)(F)	94,977	94,533
GLS Auto Receivables Issuer Trust
Series 2023-1A, Class C, 6.380%, 12/15/2028 (D)	32,000	32,210
Series 2023-3A, Class D, 6.440%, 05/15/2029 (D)	30,000	30,321
Golub Capital Partners Static, Ltd., Series 2024-1A, Class C (3 month CME Term SOFR + 2.300%), 7.533%, 04/20/2033 (D)(F)	250,000	250,000
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%), 7.090%, 07/15/2039 (D)(F)	100,000	96,857
Hertz Vehicle Financing LLC
Series 2021-2A, Class B, 2.120%, 12/27/2027 (D)	100,000	91,082
Series 2022-2A, Class C, 2.950%, 06/26/2028 (D)	100,000	91,068
Series 2022-2A, Class B, 2.650%, 06/26/2028 (D)	100,000	91,316
Series 2023-4A, Class A, 6.150%, 03/25/2030 (D)	100,000	103,512
Home Partners of America Trust, Series 2022-1, Class D, 4.730%, 04/17/2039 (D)	149,057	139,501
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (D)	168,184	150,453
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (D)	110,534	98,410
MFA LLC, Series 2021-NPL1, Class A1 (5.363% to 3-25-25, then 6.363% thereafter), 5.363%, 03/25/2060 (D)	43,389	42,967
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061 (D)	120,000	105,089
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter), 3.598%, 02/25/2061 (D)	185,000	168,654
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (D)	100,000	92,244
Series 2022-SFR1, Class E1, 3.930%, 02/17/2041 (D)	150,000	134,247
Series 2022-SFR4, Class C, 4.888%, 05/17/2041 (D)	100,000	96,162
Series 2022-SFR7, Class D, 5.500%, 10/27/2039 (D)	100,000	97,582
Stratus CLO, Ltd., Series 2021-1A, Class D (3 month CME Term SOFR + 2.762%), 8.079%, 12/29/2029 (D)(F)	250,000	250,006
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Symphony CLO XXII, Ltd., Series 2020-22A, Class C (3 month CME Term SOFR + 2.412%), 7.710%, 04/18/2033 (D)(F)	$250,000	$249,474
Texas Natural Gas Securitization Finance Corp., Series 2023-1, Class A2, 5.169%, 04/01/2041	50,000	50,759
TRTX Issuer, Ltd., Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%), 7.890%, 10/15/2034 (D)(F)	100,000	95,870
Vericrest Opportunity Loan Transferee
Series 2021-NPL5, Class A1 (5.116% to 2-25-25, then 6.116% thereafter), 5.116%, 03/27/2051 (D)	40,398	39,524
Series 2021-NP11, Class A1 (1.868% to 7-25-24, then 4.868% to 7-25-25, then 5.868% thereafter), 1.868%, 08/25/2051 (D)	127,245	122,509
Voya CLO, Ltd., Series 2013-3A, Class BRR (3 month CME Term SOFR + 2.511%), 7.809%, 10/18/2031 (D)(F)	250,000	247,863
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 09/15/2043 (D)	164,129	156,664
TOTAL ASSET BACKED SECURITIES (Cost $5,203,953)		$5,121,182
COMMON STOCKS - 0.0%
United Kingdom - 0.0%
Endeavour Mining PLC	1,012	20,561
TOTAL COMMON STOCKS (Cost $79,464)		$20,561
PREFERRED SECURITIES - 0.7%
United States - 0.7%
AGNC Investment Corp., 6.125% (6.125% to 4-15-25, then 3 month CME Term SOFR + 4.959%)	10,000	229,600
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	238,000
AT&T, Inc., 5.000%	3,585	76,576
Bank of America Corp., 7.250%	52	62,074
Capital One Financial Corp., 5.000%	583	11,928
JPMorgan Chase & Co., 4.200%	2,000	40,320
Morgan Stanley, 4.250%	2,140	43,100
SCE Trust VII, 7.500%	3,100	82,553
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (I)	1,659	41,492
Wells Fargo & Company, 4.750%	405	8,789
Wells Fargo & Company, 7.500%	135	164,612
		999,044
TOTAL PREFERRED SECURITIES (Cost $925,995)		$999,044
SHORT-TERM INVESTMENTS - 11.3%
U.S. Government - 0.1%
U.S. Treasury Bill 5.266%, 04/11/2024 *	$100,000	99,854
Short-term funds - 11.2%
John Hancock Collateral Trust, 5.2975% (M)(N)	115,396	1,153,662

175

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2417% (M)	16,755,967	$16,755,967
		17,909,629
TOTAL SHORT-TERM INVESTMENTS (Cost $18,009,789)		$18,009,483
Total Investments (Opportunistic Fixed Income Trust) (Cost $196,082,855) - 119.1%		$189,431,659
Other assets and liabilities, net - (19.1%)		(30,364,198)
TOTAL NET ASSETS - 100.0%		$159,067,461
SALE COMMITMENTS OUTSTANDING - (3.3%)
U.S. Government Agency - (3.3)%
Federal National Mortgage Association
2.500%, TBA (B)	$(852,000)	$(774,222)
3.500%, TBA (B)	(1,170,000)	(1,046,830)
4.500%, TBA (B)	(437,000)	(416,123)
6.500%, TBA (B)	(1,217,000)	(1,243,147)
Government National Mortgage Association
2.500%, TBA (B)	(675,000)	(574,878)
4.500%, TBA (B)	(495,000)	(475,600)
5.000%, TBA (B)	(675,000)	(663,498)
TOTAL SALE COMMITMENTS OUTSTANDING (Proceeds received $5,203,450)		$(5,194,298)
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
THB	Thai Bhat
Opportunistic Fixed Income Trust (continued)
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
WIBOR	Warsaw Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $29,635,477 or 18.6% of the fund's net assets as of 3-31-24.
(E)	Non-income producing security.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(H)	Non-income producing - Issuer is in default.
(I)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $1,130,348.
(J)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	The rate shown is the annualized seven-day yield as of 3-31-24.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	21	Long	Jun 2024	$1,597,908	$1,595,299	$(2,609)
10-Year U.S. Treasury Note Futures	331	Long	Jun 2024	36,560,554	36,673,766	113,212
2-Year U.S. Treasury Note Futures	92	Long	Jun 2024	18,807,023	18,812,563	5,540
176

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	176	Long	Jun 2024	18,795,778	18,834,750	$38,972
Euro SCHATZ Futures	4	Long	Jun 2024	456,314	456,138	(176)
Ultra 10-Year U.S. Treasury Note Futures	1	Long	Jun 2024	113,985	114,609	624
10-Year Japan Government Bond Futures	7	Short	Jun 2024	(6,738,797)	(6,735,962)	2,835
Euro-BTP Italian Government Bond Futures	28	Short	Jun 2024	(3,545,763)	(3,595,030)	(49,267)
Euro-Buxl Futures	28	Short	Jun 2024	(4,016,544)	(4,102,219)	(85,675)
Euro-OAT Futures	13	Short	Jun 2024	(1,786,145)	(1,797,591)	(11,446)
German Euro BOBL Futures	4	Short	Jun 2024	(509,472)	(510,296)	(824)
German Euro BUND Futures	2	Short	Jun 2024	(285,526)	(287,794)	(2,268)
U.K. Long Gilt Bond Futures	28	Short	Jun 2024	(3,512,887)	(3,531,899)	(19,012)
U.S. Treasury Long Bond Futures	34	Short	Jun 2024	(4,062,590)	(4,094,875)	(32,285)
Ultra U.S. Treasury Bond Futures	19	Short	Jun 2024	(2,415,939)	(2,451,000)	(35,061)
						$(77,440)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	1,248,000	USD	815,000	JPM	4/30/2024	—	$(1,111)
AUD	65,000	USD	43,157	MSI	6/20/2024	—	(707)
BRL	41,069,000	USD	8,220,047	BOA	4/2/2024	—	(31,468)
BRL	41,069,000	USD	8,235,212	CITI	4/2/2024	—	(46,632)
BRL	11,263,000	USD	2,254,404	SSB	5/3/2024	—	(15,691)
BRL	265,000	USD	53,156	GSI	6/4/2024	—	(623)
CAD	2,365,000	USD	1,742,995	BOA	4/30/2024	$3,713	—
CLP	1,491,130,000	USD	1,523,396	SSB	4/30/2024	—	(2,848)
CLP	241,255,000	USD	250,420	BOA	6/21/2024	—	(4,683)
CLP	74,714,000	USD	75,735	GSI	6/21/2024	367	—
CLP	120,000,000	USD	123,056	SSB	6/21/2024	—	(827)
CNY	761,000	USD	106,420	BOA	6/20/2024	—	(1,254)
COP	5,225,506,000	USD	1,334,883	JPM	4/30/2024	10,511	—
COP	79,100,000	USD	20,308	CITI	6/20/2024	—	(107)
COP	204,200,000	USD	51,439	DB	6/20/2024	711	—
CZK	1,950,000	USD	84,423	CITI	6/20/2024	—	(1,275)
CZK	865,000	USD	37,330	GSI	6/20/2024	—	(446)
CZK	1,780,000	USD	76,264	HSBC	6/20/2024	—	(364)
CZK	870,000	USD	37,101	JPM	6/20/2024	—	(4)
EUR	3,023,000	USD	3,279,771	BOA	4/30/2024	—	(14,882)
EUR	105,000	USD	113,756	MSI	4/30/2024	—	(354)
EUR	15,000	USD	16,339	BARC	6/20/2024	—	(105)
EUR	69,000	USD	75,783	CITI	6/20/2024	—	(1,107)
EUR	165,000	USD	179,443	GSI	6/20/2024	—	(870)
EUR	35,000	USD	38,232	HSBC	6/20/2024	—	(353)
EUR	68,000	USD	74,652	JPM	6/20/2024	—	(1,059)
EUR	25,000	USD	27,375	MSI	6/20/2024	—	(318)
GBP	346,000	USD	436,952	BOA	4/30/2024	—	(184)
GBP	1,467,000	USD	1,854,573	JPM	4/30/2024	—	(2,726)
HUF	659,789,000	USD	1,795,540	GSI	4/30/2024	8,608	—
HUF	224,273,000	USD	617,250	GSI	6/20/2024	—	(5,548)
IDR	29,192,817,000	USD	1,847,881	JPM	4/30/2024	—	(10,106)
IDR	1,089,000,000	USD	70,145	DB	6/20/2024	—	(1,685)
IDR	234,000,000	USD	14,706	GSI	6/20/2024	5	—
IDR	9,060,580,000	USD	580,144	JPM	6/20/2024	—	(10,549)
INR	17,382,000	USD	209,472	HSBC	6/20/2024	—	(1,518)
JPY	956,034,000	USD	6,353,054	BOA	4/30/2024	—	(10,566)
KRW	2,421,230,000	USD	1,807,900	JPM	4/30/2024	—	(11,333)
KZT	48,400,000	USD	106,132	GSI	6/20/2024	—	(108)
MXN	9,710,000	USD	550,142	MSI	5/6/2024	30,851	—
MXN	2,080,000	USD	122,945	GSI	6/20/2024	627	—
MXN	11,140,000	USD	620,890	GSI	7/24/2024	37,462	—
MXN	3,345,000	USD	183,137	CITI	9/13/2024	12,991	—
MXN	4,435,000	USD	240,405	HSBC	9/13/2024	19,633	—
MXN	9,710,000	USD	508,963	CITI	11/6/2024	55,683	—
177

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
MYR	1,915,000	USD	410,715	HSBC	6/20/2024	—	$(8,042)
NOK	19,738,000	USD	1,840,394	BARC	4/30/2024	—	(21,056)
NZD	100,000	USD	61,540	MSI	6/20/2024	—	(1,792)
PEN	190,000	USD	51,400	CITI	6/20/2024	—	(395)
PHP	5,920,000	USD	106,499	BOA	6/20/2024	—	(1,220)
PLN	3,809,000	USD	966,237	BARC	6/20/2024	—	(13,412)
RON	180,000	USD	39,031	BOA	6/20/2024	——	——
SEK	6,172,000	USD	584,288	JPM	4/30/2024	—	(7,058)
THB	3,750,000	USD	103,734	BARC	6/20/2024	—	(292)
THB	930,000	USD	25,618	GSI	6/20/2024	$35	—
THB	24,148,000	USD	686,120	JPM	6/20/2024	—	(20,005)
TRY	9,006,000	USD	269,149	BARC	4/30/2024	—	(136)
TRY	1,675,000	USD	47,363	BARC	6/20/2024	—	(114)
TRY	17,608,000	USD	485,394	GSI	6/20/2024	11,303	—
USD	5,763,712	AUD	8,801,000	BOA	4/30/2024	24,095	—
USD	8,284,065	BRL	41,069,000	BOA	4/2/2024	95,485	—
USD	8,220,047	BRL	41,069,000	CITI	4/2/2024	31,468	—
USD	8,209,695	BRL	41,069,000	CITI	5/3/2024	46,535	—
USD	1,003,403	BRL	5,013,000	SSB	5/3/2024	6,984	—
USD	336,018	BRL	1,685,000	GSI	6/4/2024	1,989	—
USD	58,358	BRL	295,000	HSBC	6/4/2024	—	(122)
USD	59,086	BRL	295,000	MSI	6/4/2024	606	—
USD	18,907	BRL	95,000	SSB	6/4/2024	75	—
USD	3,811,005	CAD	5,171,000	BOA	4/30/2024	—	(8,118)
USD	85,412	CAD	115,000	JPM	6/20/2024	417	—
USD	1,828,323	CHF	1,635,000	GSI	4/30/2024	9,950	—
USD	52,583	CLP	51,500,000	MSI	6/21/2024	126	—
USD	128,717	CLP	122,700,000	SSB	6/21/2024	3,738	—
USD	768,880	CNY	5,565,000	BOA	4/30/2024	1,955	—
USD	52,618	CNY	381,000	CITI	6/20/2024	—	(34)
USD	159,082	CNY	1,142,000	JPM	6/20/2024	1,263	—
USD	348,389	COP	1,384,409,000	CITI	6/20/2024	—	(5,170)
USD	1,825,759	CZK	42,691,000	MSI	4/30/2024	5,935	—
USD	48,359	CZK	1,117,000	GSI	6/20/2024	730	—
USD	4,967,270	EUR	4,578,386	BOA	4/30/2024	22,540	—
USD	197,403	EUR	182,000	JPM	4/30/2024	840	—
USD	61,969	EUR	57,000	BARC	6/20/2024	281	—
USD	433,659	EUR	398,000	GSI	6/20/2024	2,923	—
USD	65,927	EUR	60,000	HSBC	6/20/2024	992	—
USD	261,219	EUR	238,000	MSI	6/20/2024	3,642	—
USD	1,538,525	GBP	1,217,000	JPM	4/30/2024	2,262	—
USD	73,103	GBP	57,000	BARC	6/20/2024	1,130	—
USD	73,474	GBP	58,000	JPM	6/20/2024	240	—
USD	259,264	HKD	2,026,000	BOA	4/30/2024	181	—
USD	132,966	HUF	48,452,000	BOA	6/20/2024	813	—
USD	374,919	HUF	137,177,000	GSI	6/20/2024	770	—
USD	52,367	IDR	833,000,000	GSI	6/20/2024	——	——
USD	395,444	ILS	1,435,000	MSI	4/30/2024	4,749	—
USD	818,333	INR	68,366,000	HSBC	4/30/2024	—	(940)
USD	50,724	INR	4,240,000	GSI	6/20/2024	—	(2)
USD	1,460,041	JPY	219,713,000	BOA	4/30/2024	2,428	—
USD	3,008,476	KRW	4,029,101,000	JPM	4/30/2024	18,858	—
USD	53,930	KZT	24,700,000	GSI	6/20/2024	—	(177)
USD	2,974,274	MXN	49,951,000	MSI	4/30/2024	—	(17,372)
USD	524,581	MXN	9,710,000	CITI	5/6/2024	—	(56,411)
USD	1,055,611	MXN	18,005,000	BARC	6/20/2024	—	(14,065)
USD	58,720	MXN	1,000,000	CITI	6/20/2024	—	(690)
USD	135,992	MXN	2,312,000	HSBC	6/20/2024	—	(1,364)
USD	110,156	MXN	1,890,000	JPM	6/20/2024	—	(2,129)
USD	311,478	MXN	5,570,000	BARC	7/24/2024	—	(17,698)
USD	310,991	MXN	5,570,000	MSI	7/24/2024	—	(18,185)
USD	431,367	MXN	7,780,000	CITI	9/13/2024	—	(24,801)
USD	534,308	MXN	9,710,000	MSI	11/6/2024	—	(30,339)
USD	29,693	MYR	140,000	HSBC	6/20/2024	255	—
USD	4,121,074	NOK	44,198,000	BARC	4/30/2024	47,150	—
USD	6,769,789	NZD	11,269,000	BOA	4/30/2024	36,887	—
178

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	61,752	NZD	100,000	GSI	6/20/2024	$2,004	—
USD	96,761	PEN	357,000	BOA	6/20/2024	926	—
USD	68,346	PEN	255,000	SCB	6/20/2024	—	$(107)
USD	1,432,826	PHP	80,731,000	JPM	4/30/2024	—	(3,559)
USD	105,743	PHP	5,920,000	BOA	6/20/2024	465	—
USD	52,415	PHP	2,950,000	GSI	6/20/2024	—	(47)
USD	1,855,233	PLN	7,387,000	MSI	4/30/2024	6,242	—
USD	49,958	PLN	200,000	JPM	6/20/2024	—	(72)
USD	74,902	RON	341,000	GSI	6/20/2024	960	—
USD	3,809,233	SEK	40,238,000	JPM	4/30/2024	46,016	—
USD	1,869,653	SGD	2,513,000	JPM	4/30/2024	6,093	—
USD	74,179	THB	2,620,000	BARC	6/20/2024	1,907	—
USD	105,669	THB	3,820,000	GSI	6/20/2024	295	—
USD	38,971	THB	1,390,000	HSBC	6/20/2024	628	—
USD	53,908	TRY	1,970,000	BARC	6/20/2024	—	(1,663)
USD	37,398	TRY	1,360,000	GSI	6/20/2024	—	(966)
USD	88,162	UYU	3,545,000	HSBC	4/15/2024	—	(4,356)
USD	88,647	UYU	3,545,000	CITI	5/13/2024	—	(1,376)
USD	168,643	UYU	6,812,000	CITI	6/11/2024	—	(3,437)
USD	69,559	ZAR	1,322,000	CITI	4/30/2024	—	(90)
USD	1,070,731	ZAR	20,376,000	MSI	4/30/2024	—	(2,776)
USD	148,712	ZAR	2,799,000	GSI	6/20/2024	1,877	—
ZAR	18,294,000	USD	961,324	MSI	4/30/2024	2,493	—
						$640,698	$(470,999)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	6,855,000	CAD	CAD CORRA Compounded OIS	Fixed 4.500%	Semi-Annual	Semi-Annual	Sep 2025	$(2,426)	$8,698	$6,272
Centrally cleared	89,120,000	NOK	NOK NIBOR NIBR	Fixed 3.740%	Annual	Semi-Annual	Jun 2026	—	(79,204)	(79,204)
Centrally cleared	45,130,000	NOK	NOK NIBOR NIBR	Fixed 3.812%	Annual	Semi-Annual	Jun 2026	—	(34,545)	(34,545)
Centrally cleared	52,320,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	1,438	(125,775)	(124,337)
Centrally cleared	8,500,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(12,878)	(253,237)	(266,115)
Centrally cleared	6,540,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	4,268	(199,228)	(194,960)
Centrally cleared	39,115,000	MXN	MXN TIIE Banxico	Fixed 8.840%	Monthly	Monthly	Jun 2028	(2,489)	(6,447)	(8,936)
Centrally cleared	55,310,000	MXN	MXN TIIE Banxico	Fixed 9.053%	Monthly	Monthly	Jun 2028	—	12,443	12,443
Centrally cleared	4,000,000	AUD	AUD BBR BBSW	Fixed 4.190%	Semi-Annual	Semi-Annual	Sep 2028	(518)	24,017	23,499
Centrally cleared	24,530,000	CNY	Fixed 2.445%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(51,563)	(51,563)
Centrally cleared	9,355,000	CNY	Fixed 2.468%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(20,911)	(20,911)
Centrally cleared	15,265,000	CNY	Fixed 2.467%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(34,006)	(34,006)
Centrally cleared	12,020,000	CNY	Fixed 2.400%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(21,896)	(21,896)
Centrally cleared	12,025,000	CNY	Fixed 2.362%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2028	—	(19,220)	(19,220)
Centrally cleared	2,360,000	CAD	CAD CORRA Compounded OIS	Fixed 3.910%	Semi-Annual	Semi-Annual	Dec 2028	(421)	20,569	20,148
Centrally cleared	4,700,000	CAD	CAD CORRA Compounded OIS	Fixed 3.220%	Semi-Annual	Semi-Annual	Jun 2029	1,344	(36,939)	(35,595)
Centrally cleared	17,445,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(232)	(104,848)	(105,080)
Centrally cleared	16,930,000	MXN	MXN TIIE Banxico	Fixed 8.852%	Monthly	Monthly	Dec 2033	—	5,557	5,557
Centrally cleared	1,212,830,000	KRW	Fixed 3.493%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Mar 2034	—	(20,002)	(20,002)
Centrally cleared	1,212,830,000	KRW	Fixed 3.460%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Mar 2034	—	(17,453)	(17,453)
								$(11,914)	$(953,990)	$(965,904)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	585,000	USD	$585,000	1.000%	Quarterly	Dec 2026	$19,434	$(23,413)	$(3,979)
179

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Emirate of Abu Dhabi	515,000	USD	$515,000	1.000%	Quarterly	Dec 2028	$(12,581)	$(2,284)	$(14,865)
BARC	Emirate of Abu Dhabi	515,000	USD	515,000	1.000%	Quarterly	Dec 2028	(12,513)	(2,352)	(14,865)
BARC	Federative Republic of Brazil	270,000	USD	270,000	1.000%	Quarterly	Dec 2028	3,713	(1,032)	2,681
BARC	Kingdom of Saudi Arabia	520,000	USD	520,000	1.000%	Quarterly	Dec 2028	(9,124)	(2,665)	(11,789)
BARC	Republic of Chile	935,000	USD	935,000	1.000%	Quarterly	Dec 2028	(14,528)	(5,951)	(20,479)
BARC	Republic of Chile	260,000	USD	260,000	1.000%	Quarterly	Dec 2028	(5,221)	(474)	(5,695)
BARC	Republic of Colombia	210,000	USD	210,000	1.000%	Quarterly	Dec 2028	8,433	(3,591)	4,842
BARC	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Jun 2024	13,160	(1,632)	11,528
BARC	Republic of Indonesia	485,000	USD	485,000	1.000%	Quarterly	Dec 2028	(5,339)	(1,626)	(6,965)
BARC	Republic of Panama	545,000	USD	545,000	1.000%	Quarterly	Dec 2028	17,657	(4,089)	13,568
BARC	Republic of Panama	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	13,792	(1,344)	12,448
BARC	Republic of Peru	260,000	USD	260,000	1.000%	Quarterly	Dec 2028	(3,538)	(989)	(4,527)
BARC	United Mexican States	535,000	USD	535,000	1.000%	Quarterly	Dec 2028	991	(4,961)	(3,970)
BARC	United Mexican States	480,000	USD	480,000	1.000%	Quarterly	Dec 2028	299	(3,861)	(3,562)
BARC	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Jun 2024	(2,635)	(1,075)	(3,710)
BARC	United Mexican States	265,000	USD	265,000	1.000%	Quarterly	Dec 2028	(1,400)	(566)	(1,966)
BOA	Federative Republic of Brazil	2,345,000	USD	2,345,000	1.000%	Quarterly	Dec 2027	112,420	(114,780)	(2,360)
BOA	Federative Republic of Brazil	620,000	USD	620,000	1.000%	Quarterly	Dec 2027	29,816	(30,440)	(624)
BOA	Republic of South Africa	1,650,000	USD	1,650,000	1.000%	Quarterly	Dec 2028	95,133	(588)	94,545
BOA	State of Qatar	515,000	USD	515,000	1.000%	Quarterly	Dec 2028	(10,382)	(4,144)	(14,526)
CITI	Federative Republic of Brazil	485,000	USD	485,000	1.000%	Quarterly	Dec 2027	23,690	(24,178)	(488)
GSI	Government of Malaysia	2,075,000	USD	2,075,000	1.000%	Quarterly	Dec 2028	(47,069)	(7,830)	(54,899)
GSI	Government of Malaysia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(12,260)	(969)	(13,229)
GSI	Republic of Colombia	550,000	USD	550,000	1.000%	Quarterly	Dec 2028	16,785	(4,105)	12,680
GSI	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	12,525	(997)	11,528
GSI	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	11,130	398	11,528
GSI	Republic of Colombia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	11,615	(87)	11,528
GSI	Republic of Indonesia	1,145,000	USD	1,145,000	1.000%	Quarterly	Dec 2028	(5,646)	(10,797)	(16,443)
GSI	Republic of Indonesia	1,540,000	USD	1,540,000	1.000%	Quarterly	Dec 2028	(15,694)	(6,421)	(22,115)
GSI	Republic of Indonesia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(5,109)	(2,071)	(7,180)
GSI	Republic of South Africa	460,000	USD	460,000	1.000%	Quarterly	Dec 2028	27,521	(1,163)	26,358
GSI	Republic of the Philippines	800,000	USD	800,000	1.000%	Quarterly	Dec 2028	(6,929)	(7,960)	(14,889)
GSI	Republic of the Philippines	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(8,079)	(1,226)	(9,305)
GSI	State of Qatar	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(11,024)	(3,078)	(14,102)
GSI	State of Qatar	520,000	USD	520,000	1.000%	Quarterly	Dec 2028	(13,329)	(1,338)	(14,667)
GSI	United Mexican States	265,000	USD	265,000	1.000%	Quarterly	Dec 2028	(1,007)	(959)	(1,966)
JPM	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	29,825	(1,175)	28,650
JPM	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	27,335	1,315	28,650
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(50,374)	(20,006)	(70,380)
MSI	Emirate of Abu Dhabi	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(12,934)	(1,498)	(14,432)
MSI	Federative Republic of Brazil	2,460,000	USD	2,460,000	1.000%	Quarterly	Dec 2028	68,164	(43,735)	24,429
MSI	Kingdom of Saudi Arabia	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(9,545)	(1,791)	(11,336)
MSI	Republic of Chile	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(8,192)	(2,759)	(10,951)
MSI	Republic of Peru	2,375,000	USD	2,375,000	1.000%	Quarterly	Dec 2028	(20,830)	(20,524)	(41,354)
MSI	Republic of South Africa	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	25,080	3,570	28,650
MSI	State of Qatar	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(11,728)	(2,374)	(14,102)
MSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(207)	(3,503)	(3,710)
MSI	United Mexican States	1,550,000	USD	1,550,000	1.000%	Quarterly	Dec 2028	(1,609)	(9,893)	(11,502)
MSI	United Mexican States	500,000	USD	500,000	1.000%	Quarterly	Dec 2028	(1,042)	(2,668)	(3,710)
				$44,805,000				$248,650	$(389,679)	$(141,029)
Centrally cleared	CDX.EM.40	24,060,000	USD	24,060,000	1.000%	Quarterly	Dec 2028	1,089,001	(506,253)	582,748
Centrally cleared	CDX.EM.IG.40	3,090,000	USD	3,090,000	1.000%	Quarterly	Dec 2028	(38,509)	(11,150)	(49,659)
Centrally cleared	CDX.NA.HY.41	2,717,550	USD	2,717,550	5.000%	Quarterly	Dec 2028	(171,144)	(34,318)	(205,462)
Centrally cleared	CDX.NA.IG.41	18,645,000	USD	18,645,000	1.000%	Quarterly	Dec 2028	(390,874)	(42,340)	(433,214)
Centrally cleared	iTraxx Europe Crossover Series 40 Version 1	940,000	EUR	1,029,392	5.000%	Quarterly	Dec 2028	(52,413)	(26,681)	(79,094)
Centrally cleared	iTraxx Europe Senior Financials Series 40 Version 1	5,820,000	EUR	6,324,612	1.000%	Quarterly	Dec 2028	(81,240)	(39,042)	(120,282)
180

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	iTraxx Europe Series 40 Version 1	6,685,000	EUR	7,279,659	1.000%	Quarterly	Dec 2028	$(142,285)	$(16,178)	$(158,463)
Centrally cleared	iTraxx Europe Sub Financials Series 40 Version 1	3,420,000	EUR	3,714,684	1.000%	Quarterly	Dec 2028	53,175	(51,657)	1,518
Centrally cleared	CDX.NA.HY.42	400,000	USD	400,000	5.000%	Quarterly	Jun 2029	(27,692)	(1,975)	(29,667)
Centrally cleared	CDX.NA.IG.42	23,020,000	USD	23,020,000	1.000%	Quarterly	Jun 2029	(498,538)	(30,879)	(529,417)
				$90,280,897				$(260,519)	$(760,473)	$(1,020,992)
				$135,085,897				$(11,869)	$(1,150,152)	$(1,162,021)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	1.099%	260,000	EUR	$284,869	5.000%	Quarterly	Dec 2028	$42,332	$5,798	$48,130
BOA	Anglo American Capital PLC	1.099%	260,000	EUR	285,675	5.000%	Quarterly	Dec 2028	42,128	6,002	48,130
GSI	CMBX.NA.BBB-.14	6.917%	25,000	USD	25,000	3.000%	Monthly	Dec 2072	(4,088)	(271)	(4,359)
					$595,544				$80,372	$11,529	$91,901
Centrally cleared	CDX.NA.HY.41	3.108%	277,200	USD	277,200	5.000%	Quarterly	Dec 2028	8,785	12,173	20,958
					$277,200				$8,785	$12,173	$20,958
					$872,744				$89,157	$23,702	$112,859
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,375,000	Jun 2024	GSI	—	$(55,951)	$(55,951)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	3,450,000	Jun 2024	JPM	—	(143,291)	(143,291)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,780,000	Jun 2024	JPM	—	(47,657)	(47,657)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	1,995,000	Sep 2024	JPM	—	4,371	4,371
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	6,110,000	Jun 2024	MSI	—	(258,890)	(258,890)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,420,000	Jun 2024	MSI	—	(31,051)	(31,051)
Pay	iBoxx $ Liquid Leveraged Loan Index	1-Day USD Compounded SOFR	At Maturity	USD	1,225,000	Jun 2024	MSI	—	(49,847)	(49,847)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	4,300,000	Dec 2024	MSI	—	(1,844)	(1,844)
								—	$(584,160)	$(584,160)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,970,000	USD	$2,970,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$8,509	$8,509
181

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Inflation swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	2,990,000	USD	$2,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	$8,566	$8,566
BARC	5,640,000	USD	5,640,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	43,042	43,042
BOA	500,000	USD	500,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	126,415	126,415
CITI	440,000	USD	440,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(36)	977	941
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	43,514	43,514
JPM	1,700,000	USD	1,700,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	(38,177)	402,935	364,758
			$15,020,000						$(38,213)	$633,958	$595,745
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
182

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DB	Deutsche Bank AG
FRA	Forward Rate Agreement
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Consumer discretionary – 3.4%
Hotels, restaurants and leisure – 2.6%
Hyatt Hotels Corp., Class A	22,255	$3,552,343
Marriott International, Inc., Class A	16,552	4,176,235
		7,728,578
Household durables – 0.8%
D.R. Horton, Inc.	14,616	2,405,063
		10,133,641
Health care – 1.2%
Health care providers and services – 1.2%
Brookdale Senior Living, Inc. (A)	516,105	3,411,454
Industrials – 1.3%
Construction and engineering – 1.3%
WillScot Mobile Mini Holdings Corp. (A)	80,648	3,750,132
Real estate – 92.6%
Diversified REITs – 5.3%
Empire State Realty Trust, Inc., Class A	797,192	8,075,555
Essential Properties Realty Trust, Inc.	278,070	7,413,346
		15,488,901
Health care REITs – 10.0%
American Healthcare REIT, Inc.	361,014	5,324,957
CareTrust REIT, Inc.	298,796	7,281,659
Welltower, Inc.	180,169	16,834,991
		29,441,607
Hotel and resort REITs – 2.3%
Ryman Hospitality Properties, Inc.	59,029	6,824,343
Industrial REITs – 15.0%
EastGroup Properties, Inc.	22,598	4,062,442
Plymouth Industrial REIT, Inc.	247,047	5,558,558
Prologis, Inc.	265,102	34,521,582
		44,142,582
Office REITs – 4.1%
Kilroy Realty Corp.	120,287	4,382,055
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
SL Green Realty Corp.	139,352	$7,682,476
		12,064,531
Real estate management and development – 3.3%
CBRE Group, Inc., Class A (A)	49,376	4,801,324
Corp. Inmobiliaria Vesta SAB de CV, ADR	126,459	4,962,251
		9,763,575
Residential REITs – 15.3%
American Homes 4 Rent, Class A	242,595	8,922,644
AvalonBay Communities, Inc.	76,748	14,241,359
Essex Property Trust, Inc.	57,568	14,093,222
Sun Communities, Inc.	37,472	4,818,150
Veris Residential, Inc.	196,264	2,985,175
		45,060,550
Retail REITs – 14.1%
Acadia Realty Trust	243,063	4,134,502
Brixmor Property Group, Inc.	197,437	4,629,898
NETSTREIT Corp.	185,768	3,412,558
Phillips Edison & Company, Inc.	123,866	4,443,073
Simon Property Group, Inc.	105,776	16,552,886
Tanger, Inc.	203,710	6,015,556
The Macerich Company	129,444	2,230,320
		41,418,793
Specialized REITs – 23.2%
American Tower Corp.	14,161	2,798,072
CubeSmart	174,738	7,901,652
Digital Realty Trust, Inc.	73,000	10,514,920
Equinix, Inc.	30,643	25,290,587
Extra Space Storage, Inc.	55,233	8,119,251
Iron Mountain, Inc.	82,326	6,603,368
Lamar Advertising Company, Class A	34,691	4,142,452

183

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
VICI Properties, Inc.	101,259	$3,016,506
		68,386,808
		272,591,690
TOTAL COMMON STOCKS (Cost $257,653,316)		$289,886,917
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2417% (B)	2,915,911	2,915,911
TOTAL SHORT-TERM INVESTMENTS (Cost $2,915,911)		$2,915,911
Total Investments (Real Estate Securities Trust) (Cost $260,569,227) – 99.5%		$292,802,828
Other assets and liabilities, net – 0.5%		1,514,245
TOTAL NET ASSETS – 100.0%		$294,317,073
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-24.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Communication services – 14.1%
Entertainment – 1.6%
Netflix, Inc. (A)	17,774	$10,794,683
Spotify Technology SA (A)	24,702	6,518,858
		17,313,541
Interactive media and services – 12.3%
Alphabet, Inc., Class A (A)	305,309	46,080,287
Alphabet, Inc., Class C (A)	81,449	12,401,425
Meta Platforms, Inc., Class A	138,489	67,247,489
Pinterest, Inc., Class A (A)	40,546	1,405,730
Reddit, Inc. Class A (A)(B)	21,002	1,035,819
TripAdvisor, Inc. (A)	43,500	1,208,865
		129,379,615
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	13,121	2,141,610
		148,834,766
Consumer discretionary – 2.6%
Automobiles – 0.1%
Tesla, Inc. (A)	3,200	562,528
Broadline retail – 0.8%
Amazon.com, Inc. (A)	34,500	6,223,110
MercadoLibre, Inc. (A)	1,400	2,116,744
		8,339,854
Diversified consumer services – 0.2%
Duolingo, Inc. (A)	9,900	2,183,742
Hotels, restaurants and leisure – 1.5%
Airbnb, Inc., Class A (A)	56,458	9,313,312
DoorDash, Inc., Class A (A)	47,760	6,577,507
		15,890,819
Specialty retail – 0.0%
Carvana Company (A)	3,039	267,158
		27,244,101
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials – 0.6%
Capital markets – 0.1%
Coinbase Global, Inc., Class A (A)	5,966	$1,581,706
Financial services – 0.5%
Adyen NV (A)(C)	3,023	5,106,259
		6,687,965
Industrials – 1.1%
Aerospace and defense – 0.0%
Axon Enterprise, Inc. (A)	1,900	594,472
Electrical equipment – 0.2%
Vertiv Holdings Company, Class A	26,370	2,153,638
Ground transportation – 0.9%
Lyft, Inc., Class A (A)	118,359	2,290,247
Uber Technologies, Inc. (A)	90,165	6,941,803
		9,232,050
		11,980,160
Information technology – 81.0%
Communications equipment – 2.8%
Arista Networks, Inc. (A)	27,446	7,958,791
Ciena Corp. (A)	78,800	3,896,660
Cisco Systems, Inc.	267,600	13,355,916
Motorola Solutions, Inc.	12,500	4,437,250
		29,648,617
Electronic equipment, instruments and components – 2.7%
Amphenol Corp., Class A	64,503	7,440,421
CDW Corp.	20,000	5,115,600
Celestica, Inc. (New York Stock Exchange) (A)	125,246	5,628,555
Coherent Corp. (A)	30,753	1,864,247
Corning, Inc.	154,920	5,106,163
Fabrinet (A)	700	132,314
Insight Enterprises, Inc. (A)	1,900	352,488
Keysight Technologies, Inc. (A)	8,841	1,382,556
Zebra Technologies Corp., Class A (A)	5,900	1,778,496
		28,800,840
IT services – 5.6%
Accenture PLC, Class A	23,365	8,098,543
Cloudflare, Inc., Class A (A)	11,700	1,132,911
Gartner, Inc. (A)	11,687	5,570,842
GoDaddy, Inc., Class A (A)	73,173	8,684,172
IBM Corp.	150,594	28,757,430
MongoDB, Inc. (A)	2,991	1,072,692
Shopify, Inc., Class A (A)	72,155	5,568,201
		58,884,791
Semiconductors and semiconductor equipment – 30.9%
Advanced Micro Devices, Inc. (A)	89,326	16,122,450
Analog Devices, Inc.	34,200	6,764,418
ARM Holdings PLC, ADR (A)(B)	29,246	3,655,458
Astera Labs, Inc. (A)	12,773	947,629
Broadcom, Inc.	38,895	51,551,822
Disco Corp.	6,200	2,266,307
Enphase Energy, Inc. (A)	4,515	546,225
Entegris, Inc.	60,598	8,516,443
KLA Corp.	19,472	13,602,555
Lam Research Corp.	38,359	37,268,454
Lattice Semiconductor Corp. (A)	10,890	851,925
Micron Technology, Inc.	147,187	17,351,875
MKS Instruments, Inc.	19,331	2,571,023
Monolithic Power Systems, Inc.	13,193	8,937,202
NVIDIA Corp.	140,739	127,166,129
NXP Semiconductors NV	4,500	1,114,965
ON Semiconductor Corp. (A)	28,900	2,125,595
Onto Innovation, Inc. (A)	6,300	1,140,804

184

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Qualcomm, Inc.	97,738	$16,547,043
SK Hynix, Inc.	23,311	3,088,132
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	30,276	4,119,050
		326,255,504
Software – 32.6%
Adobe, Inc. (A)	23,528	11,872,229
AppLovin Corp., Class A (A)	20,150	1,394,783
Atlassian Corp., Class A (A)	13,946	2,721,004
Autodesk, Inc. (A)	78,231	20,372,917
Cadence Design Systems, Inc. (A)	74,874	23,306,779
Confluent, Inc., Class A (A)	15,480	472,450
Crowdstrike Holdings, Inc., Class A (A)	668	214,154
Datadog, Inc., Class A (A)	11,864	1,466,390
Elastic NV (A)	6,900	691,656
Fair Isaac Corp. (A)	15,036	18,789,136
Fortinet, Inc. (A)	51,320	3,505,669
HubSpot, Inc. (A)	1,958	1,226,804
Intuit, Inc.	8,134	5,287,100
Manhattan Associates, Inc. (A)	3,280	820,754
Microsoft Corp.	172,040	72,380,669
MicroStrategy, Inc., Class A (A)(B)	2,800	4,772,768
Nutanix, Inc., Class A (A)	281,917	17,399,917
Oracle Corp.	83,700	10,513,557
Palantir Technologies, Inc., Class A (A)	132,169	3,041,209
Palo Alto Networks, Inc. (A)	33,987	9,656,726
Pegasystems, Inc.	7,697	497,534
PTC, Inc. (A)	26,807	5,064,915
Salesforce, Inc.	117,315	35,332,932
Samsara, Inc., Class A (A)	174,917	6,610,113
ServiceNow, Inc. (A)	51,253	39,075,287
Synopsys, Inc. (A)	77,749	44,433,554
Workday, Inc., Class A (A)	11,365	3,099,804
		344,020,810
Technology hardware, storage and peripherals – 6.4%
Apple, Inc.	307,003	52,644,874
Dell Technologies, Inc., Class C	58,519	6,677,603
Hewlett Packard Enterprise Company	30,900	547,857
NetApp, Inc.	10,351	1,086,544
Super Micro Computer, Inc. (A)	3,400	3,434,102
Western Digital Corp. (A)	43,490	2,967,758
		67,358,738
		854,969,300
TOTAL COMMON STOCKS (Cost $876,402,290)		$1,049,716,292
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 1.4%
John Hancock Collateral Trust, 5.2975% (D)(E)	736,435	7,362,431
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2417% (D)	502,994	502,994
T. Rowe Price Government Reserve Fund, 5.3578% (D)	6,661,291	6,661,291
TOTAL SHORT-TERM INVESTMENTS (Cost $14,528,588)		$14,526,716
Total Investments (Science & Technology Trust) (Cost $890,930,878) – 100.8%		$1,064,243,008
Other assets and liabilities, net – (0.8%)		(7,963,154)
TOTAL NET ASSETS – 100.0%		$1,056,279,854
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Science & Technology Trust (continued)
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $7,213,943.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 55.2%
U.S. Government – 18.6%
U.S. Treasury Bonds
2.250%, 02/15/2052	$31,952,000	$21,017,177
2.500%, 02/15/2045	83,239,000	60,865,267
3.000%, 08/15/2052	37,099,000	28,816,938
3.375%, 08/15/2042 to 11/15/2048	48,236,000	40,766,471
4.000%, 11/15/2042	216,141,000	203,594,689
4.500%, 02/15/2044	70,445,000	70,830,246
4.750%, 11/15/2043 to 11/15/2053	289,313,000	305,234,820
U.S. Treasury Notes
4.000%, 01/31/2031 to 02/15/2034	175,057,000	172,574,780
4.250%, 02/28/2029 to 02/28/2031	215,841,000	216,182,376
		1,119,882,764
U.S. Government Agency – 36.6%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2036 to 03/01/2052	72,588,470	59,607,082
2.500%, 08/01/2051 to 12/01/2051	36,353,094	30,500,458
3.000%, 03/01/2043 to 02/01/2052	97,048,667	85,500,288
3.500%, 04/01/2044 to 07/01/2052	122,469,093	111,244,714
4.000%, 08/01/2037 to 04/01/2053	163,938,248	154,205,459
4.500%, 12/01/2037 to 04/01/2053	101,381,829	98,038,719
5.000%, 09/01/2052 to 10/01/2053	160,517,877	157,498,271
5.500%, 09/01/2052 to 07/01/2053	46,889,860	47,133,793
Federal National Mortgage Association
2.000%, 06/01/2036 to 02/01/2052	110,040,577	93,272,327
2.500%, 08/01/2035 to 03/01/2052	223,344,470	190,209,313
3.000%, 03/01/2033 to 02/01/2052	209,916,944	185,044,395
3.500%, 06/01/2042 to 08/01/2052	159,995,038	146,224,198
4.000%, 09/01/2037 to 09/01/2052	362,261,230	342,090,581
4.500%, 11/01/2037 to 05/01/2053	258,439,599	248,899,694
5.000%, 09/01/2052 to 06/01/2053	178,317,570	174,980,740
5.500%, 10/01/2052 to 12/01/2052	71,593,065	71,984,437
		2,196,434,469
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,503,552,098)		$3,316,317,233
CORPORATE BONDS – 31.5%
Communication services – 1.4%
Charter Communications Operating LLC
4.200%, 03/15/2028	12,055,000	11,362,184
5.750%, 04/01/2048	11,676,000	9,832,413
6.384%, 10/23/2035	8,707,000	8,604,938
Netflix, Inc. 4.875%, 06/15/2030 (A)	9,050,000	8,986,686
T-Mobile USA, Inc.
3.375%, 04/15/2029	6,061,000	5,605,398
3.875%, 04/15/2030	20,308,000	19,024,178
WarnerMedia Holdings, Inc.
4.279%, 03/15/2032	5,570,000	4,975,339
5.050%, 03/15/2042	1,660,000	1,426,759

185

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
WarnerMedia Holdings, Inc. (continued)
5.141%, 03/15/2052	$15,923,000	$13,216,050
		83,033,945
Consumer discretionary – 1.9%
AutoNation, Inc. 4.750%, 06/01/2030	6,447,000	6,190,225
Booking Holdings, Inc. 4.625%, 04/13/2030	5,795,000	5,723,453
Brunswick Corp. 5.850%, 03/18/2029	2,438,000	2,464,477
Expedia Group, Inc. 3.800%, 02/15/2028	13,294,000	12,645,801
Ford Motor Company
3.250%, 02/12/2032	8,330,000	6,928,939
6.100%, 08/19/2032 (B)	6,095,000	6,176,156
Ford Motor Credit Company LLC
4.000%, 11/13/2030	14,422,000	12,876,719
6.800%, 05/12/2028	8,558,000	8,890,809
7.122%, 11/07/2033	4,651,000	5,004,063
General Motors Financial Company, Inc. 2.400%, 10/15/2028	15,854,000	14,030,935
Hyundai Capital America
2.375%, 10/15/2027 (A)	2,708,000	2,455,075
5.400%, 01/08/2031 (A)	7,846,000	7,877,161
5.680%, 06/26/2028 (A)	5,876,000	5,957,019
Nissan Motor Acceptance Company LLC
1.850%, 09/16/2026 (A)	6,534,000	5,912,331
2.000%, 03/09/2026 (A)	3,856,000	3,570,612
Tapestry, Inc.
7.700%, 11/27/2030	3,446,000	3,674,862
7.850%, 11/27/2033	2,757,000	2,992,135
		113,370,772
Consumer staples – 0.6%
Bimbo Bakeries USA, Inc. 6.050%, 01/15/2029 (A)	4,713,000	4,876,631
JBS USA LUX SA
3.625%, 01/15/2032	5,127,000	4,386,841
5.750%, 04/01/2033	9,181,000	9,044,863
Kraft Heinz Foods Company
4.375%, 06/01/2046	12,433,000	10,500,220
5.000%, 06/04/2042	3,892,000	3,652,061
Pilgrim's Pride Corp. 6.250%, 07/01/2033	3,954,000	4,040,541
		36,501,157
Energy – 4.0%
Aker BP ASA
3.100%, 07/15/2031 (A)	3,211,000	2,744,243
3.750%, 01/15/2030 (A)	2,039,000	1,863,242
4.000%, 01/15/2031 (A)	9,819,000	8,968,604
Cheniere Energy Partners LP
3.250%, 01/31/2032	14,081,000	11,994,682
4.500%, 10/01/2029	3,497,000	3,328,259
Cheniere Energy, Inc. 5.650%, 04/15/2034 (A)	2,748,000	2,767,623
Columbia Pipelines Holding Company LLC 5.681%, 01/15/2034 (A)	4,484,000	4,454,382
Columbia Pipelines Operating Company LLC
5.927%, 08/15/2030 (A)	2,291,000	2,350,500
6.036%, 11/15/2033 (A)	7,180,000	7,438,803
Continental Resources, Inc.
2.875%, 04/01/2032 (A)	4,260,000	3,471,867
4.900%, 06/01/2044	4,244,000	3,527,240
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Continental Resources, Inc. (continued)
5.750%, 01/15/2031 (A)	$6,227,000	$6,189,909
Enbridge, Inc.
5.750%, (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%), 07/15/2080	7,510,000	7,107,450
6.250%, (6.250% to 3-1-28, then 3 month CME Term SOFR + 3.903% to 3-1-48, then 3 month CME Term SOFR + 4.653%), 03/01/2078	8,767,000	8,532,755
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084	3,720,000	4,041,910
Energy Transfer LP
4.200%, 04/15/2027	4,899,000	4,763,415
5.150%, 03/15/2045	4,125,000	3,748,114
5.250%, 04/15/2029	16,595,000	16,613,341
5.400%, 10/01/2047	8,136,000	7,508,452
5.500%, 06/01/2027	5,267,000	5,299,602
Enterprise Products Operating LLC 5.250%, (5.250% to 8-16-27, then 3 month CME Term SOFR + 3.295%), 08/16/2077	11,320,000	10,741,616
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	3,697,000	4,186,056
MPLX LP
4.250%, 12/01/2027	4,887,000	4,752,850
4.950%, 09/01/2032	3,979,000	3,865,164
5.000%, 03/01/2033	4,017,000	3,899,505
Occidental Petroleum Corp.
6.450%, 09/15/2036	9,319,000	9,936,524
6.625%, 09/01/2030	3,170,000	3,359,249
ONEOK, Inc.
5.650%, 11/01/2028	2,845,000	2,908,171
6.050%, 09/01/2033	6,183,000	6,448,584
6.625%, 09/01/2053	6,815,000	7,510,829
Ovintiv, Inc.
5.650%, 05/15/2028	2,243,000	2,280,086
6.250%, 07/15/2033	2,249,000	2,338,279
7.200%, 11/01/2031	1,177,000	1,275,941
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	4,128,000	3,996,842
4.500%, 05/15/2030	12,438,000	11,961,766
5.000%, 03/15/2027	6,022,000	6,004,390
Targa Resources Corp.
4.950%, 04/15/2052	6,464,000	5,663,352
6.150%, 03/01/2029	5,670,000	5,909,319
Targa Resources Partners LP 4.000%, 01/15/2032	4,769,000	4,292,503
The Williams Companies, Inc. 4.650%, 08/15/2032	3,423,000	3,298,795
Var Energi ASA
7.500%, 01/15/2028 (A)	1,397,000	1,477,573
8.000%, 11/15/2032 (A)	12,131,000	13,578,956
Western Midstream Operating LP 4.050%, 02/01/2030	6,184,000	5,769,836
		242,170,579
Financials – 11.0%
Ally Financial, Inc. 6.992%, (6.992% to 6-13-28, then Overnight SOFR + 3.260%), 06/13/2029	5,910,000	6,126,988

186

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Apollo Debt Solutions BDC 6.900%, 04/13/2029 (A)	$2,718,000	$2,743,797
Ares Capital Corp.
2.150%, 07/15/2026	10,912,000	10,048,095
2.875%, 06/15/2028	6,780,000	6,042,775
3.250%, 07/15/2025	3,689,000	3,563,623
5.875%, 03/01/2029	4,172,000	4,159,522
Athene Holding, Ltd. 3.500%, 01/15/2031	13,028,000	11,448,320
Banco Santander SA 4.379%, 04/12/2028	5,040,000	4,878,008
Bank of America Corp.
2.087%, (2.087% to 6-14-28, then Overnight SOFR + 1.060%), 06/14/2029	11,760,000	10,392,059
2.592%, (2.592% to 4-29-30, then Overnight SOFR + 2.150%), 04/29/2031	10,542,000	9,088,757
2.687%, (2.687% to 4-22-31, then Overnight SOFR + 1.320%), 04/22/2032	17,919,000	15,167,541
3.846%, (3.846% to 3-8-32, then 5 Year CMT + 2.000%), 03/08/2037	8,914,000	7,880,575
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	7,807,000	7,462,623
4.271%, (4.271% to 7-23-28, then 3 month CME Term SOFR + 1.572%), 07/23/2029	13,117,000	12,643,681
Bank of Montreal 7.700%, (7.700% to 5-26-29, then 5 Year CMT + 3.452%), 05/26/2084	8,422,000	8,520,967
Barclays PLC 5.690%, (5.690% to 3-12-29, then Overnight SOFR + 1.740%), 03/12/2030	17,384,000	17,474,501
Blackstone Private Credit Fund
3.250%, 03/15/2027	1,690,000	1,559,742
4.000%, 01/15/2029	6,622,000	6,075,637
7.300%, 11/27/2028 (A)	5,251,000	5,474,696
BNP Paribas SA
5.497%, (5.497% to 5-20-29, then Overnight SOFR + 1.590%), 05/20/2030 (A)	5,173,000	5,184,307
9.250%, (9.250% to 11-17-27, then 5 Year CMT + 4.969%), 11/17/2027 (A)(C)	2,997,000	3,215,841
BPCE SA 5.716%, (5.716% to 1-18-29, then 1 Year CMT + 1.959%), 01/18/2030 (A)	4,987,000	5,011,645
Cantor Fitzgerald LP 7.200%, 12/12/2028 (A)	11,195,000	11,581,458
Citigroup, Inc.
2.561%, (2.561% to 5-1-31, then Overnight SOFR + 1.167%), 05/01/2032	5,665,000	4,724,634
4.600%, 03/09/2026	4,917,000	4,838,994
5.174%, (5.174% to 2-13-29, then Overnight SOFR + 1.364%), 02/13/2030	4,017,000	3,998,256
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	7,532,000	7,648,663
Citizens Financial Group, Inc. 3.250%, 04/30/2030	9,801,000	8,632,834
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CNA Financial Corp. 2.050%, 08/15/2030	$2,944,000	$2,460,803
CNO Financial Group, Inc. 5.250%, 05/30/2029	8,650,000	8,426,926
Comerica, Inc. 5.982%, (5.982% to 1-30-29, then Overnight SOFR + 2.155%), 01/30/2030	3,900,000	3,853,102
Corebridge Financial, Inc. 6.875%, (6.875% to 12-15-27, then 5 Year CMT + 3.846%), 12/15/2052	1,743,000	1,745,089
Credit Agricole SA
3.250%, 01/14/2030 (A)	11,547,000	10,249,328
6.316%, (6.316% to 10-3-28, then Overnight SOFR + 1.860%), 10/03/2029 (A)	7,198,000	7,462,315
Deutsche Bank AG
2.552%, (2.552% to 1-7-27, then Overnight SOFR + 1.318%), 01/07/2028	10,197,000	9,362,678
6.819%, (6.819% to 11-20-28, then Overnight SOFR + 2.510%), 11/20/2029	4,359,000	4,556,913
Discover Financial Services
4.100%, 02/09/2027	3,143,000	3,032,242
6.700%, 11/29/2032	7,827,000	8,273,492
Fifth Third Bancorp 6.339%, (6.339% to 7-27-28, then Overnight SOFR + 2.340%), 07/27/2029	6,330,000	6,525,413
Huntington Bancshares, Inc. 6.208%, (6.208% to 8-21-28, then Overnight SOFR + 2.020%), 08/21/2029	4,260,000	4,360,161
ING Groep NV
5.335%, (5.335% to 3-19-29, then Overnight SOFR + 1.440%), 03/19/2030	3,270,000	3,262,009
6.114%, (6.114% to 9-11-33, then Overnight SOFR + 2.090%), 09/11/2034	3,038,000	3,154,183
Jefferies Financial Group, Inc. 5.875%, 07/21/2028	5,365,000	5,461,466
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	11,243,000	9,717,112
2.956%, (2.956% to 5-13-30, then 3 month CME Term SOFR + 2.515%), 05/13/2031	11,196,000	9,787,070
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	2,948,000	2,873,885
4.600%, (4.600% to 2-1-25, then 3 month CME Term SOFR + 3.125%), 02/01/2025 (C)	7,030,000	6,911,289
5.012%, (5.012% to 1-23-29, then Overnight SOFR + 1.310%), 01/23/2030	6,770,000	6,742,270
Lazard Group LLC
4.375%, 03/11/2029	4,640,000	4,448,114
6.000%, 03/15/2031	3,245,000	3,275,824

187

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
M&T Bank Corp. 5.125%, (5.125% to 11-1-26, then 3 month CME Term SOFR + 3.782%), 11/01/2026 (C)	$3,746,000	$3,315,997
Macquarie Bank, Ltd. 3.624%, 06/03/2030 (A)	5,613,000	4,984,411
MetLife, Inc. 6.400%, (6.400% to 12-15-36, then 3 month CME Term SOFR + 2.467%), 12/15/2036	5,277,000	5,403,453
Morgan Stanley
2.239%, (2.239% to 7-21-31, then Overnight SOFR + 1.178%), 07/21/2032	4,486,000	3,664,555
2.484%, (2.484% to 9-16-31, then Overnight SOFR + 1.360%), 09/16/2036	11,122,000	8,796,217
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	4,854,000	4,850,082
5.173%, (5.173% to 1-16-29, then Overnight SOFR + 1.450%), 01/16/2030	6,963,000	6,968,897
National Rural Utilities Cooperative Finance Corp.
4.850%, 02/07/2029	6,569,000	6,563,288
5.600%, 11/13/2026	5,314,000	5,383,945
NatWest Group PLC 3.754%, (3.754% to 11-1-24, then 5 Year CMT + 2.100%), 11/01/2029	3,137,000	3,083,729
NatWest Markets PLC 1.600%, 09/29/2026 (A)	8,148,000	7,449,719
Radian Group, Inc. 6.200%, 05/15/2029	8,957,000	9,089,890
Santander Holdings USA, Inc.
2.490%, (2.490% to 1-6-27, then Overnight SOFR + 1.249%), 01/06/2028	4,803,000	4,365,023
3.244%, 10/05/2026	13,364,000	12,625,278
3.450%, 06/02/2025	8,436,000	8,200,328
4.400%, 07/13/2027	2,484,000	2,409,507
SBL Holdings, Inc. 5.000%, 02/18/2031 (A)	5,793,000	4,893,481
Societe Generale SA
5.634%, (5.634% to 1-19-29, then 1 Year CMT + 1.750%), 01/19/2030 (A)	2,683,000	2,671,567
6.221%, (6.221% to 6-15-32, then 1 Year CMT + 3.200%), 06/15/2033 (A)	4,310,000	4,318,387
6.446%, (6.446% to 1-10-28, then 1 Year CMT + 2.550%), 01/10/2029 (A)	8,161,000	8,370,581
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (A)	9,222,000	7,644,267
The Bank of New York Mellon Corp. 4.975%, (4.975% to 3-14-29, then Overnight SOFR + 1.085%), 03/14/2030	3,758,000	3,761,234
The Charles Schwab Corp.
5.643%, (5.643% to 5-19-28, then Overnight SOFR + 2.210%), 05/19/2029	6,429,000	6,526,605
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Charles Schwab Corp. (continued)
6.196%, (6.196% to 11-17-28, then Overnight SOFR + 1.878%), 11/17/2029	$7,054,000	$7,331,919
The Goldman Sachs Group, Inc.
2.615%, (2.615% to 4-22-31, then Overnight SOFR + 1.281%), 04/22/2032	21,922,000	18,398,079
2.650%, (2.650% to 10-21-31, then Overnight SOFR + 1.264%), 10/21/2032	7,882,000	6,557,990
The PNC Financial Services Group, Inc.
3.400%, (3.400% to 9-15-26, then 5 Year CMT + 2.595%), 09/15/2026 (C)	9,949,000	8,695,822
5.582%, (5.582% to 6-12-28, then Overnight SOFR + 1.841%), 06/12/2029	11,207,000	11,343,507
5.939%, (5.939% to 8-18-33, then Overnight SOFR + 1.946%), 08/18/2034	6,375,000	6,540,821
6.250%, (6.250% to 3-15-30, then 7 Year CMT + 2.808%), 03/15/2030 (C)	4,542,000	4,401,981
8.643%, (3 month CME Term SOFR + 3.302%), 06/01/2024 (C)(D)	3,184,000	3,195,599
Truist Financial Corp.
5.435%, (5.435% to 1-24-29, then Overnight SOFR + 1.620%), 01/24/2030	7,465,000	7,456,292
5.867%, (5.867% to 6-8-33, then Overnight SOFR + 2.361%), 06/08/2034	5,481,000	5,548,202
7.161%, (7.161% to 10-30-28, then Overnight SOFR + 2.446%), 10/30/2029	4,179,000	4,456,490
Trust Fibra Uno 7.375%, 02/13/2034 (A)	6,024,000	6,010,941
U.S. Bancorp
5.384%, (5.384% to 1-23-29, then Overnight SOFR + 1.560%), 01/23/2030	3,956,000	3,973,474
5.836%, (5.836% to 6-10-33, then Overnight SOFR + 2.260%), 06/12/2034	6,311,000	6,432,510
6.787%, (6.787% to 10-26-26, then Overnight SOFR + 1.880%), 10/26/2027	6,971,000	7,218,604
UBS Group AG
5.428%, (5.428% to 2-8-29, then 1 Year CMT + 1.520%), 02/08/2030 (A)	5,435,000	5,443,056
6.301%, (6.301% to 9-22-33, then 1 Year CMT + 2.000%), 09/22/2034 (A)	4,297,000	4,497,940
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(C)	3,279,000	3,552,715
9.250%, (9.250% to 11-13-33, then 5 Year CMT + 4.758%), 11/13/2033 (A)(C)	2,445,000	2,759,273
Wells Fargo & Company
2.393%, (2.393% to 6-2-27, then Overnight SOFR + 2.100%), 06/02/2028	17,908,000	16,391,265

188

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (continued)
2.879%, (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%), 10/30/2030	$11,773,000	$10,407,261
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	16,621,000	14,420,839
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	10,308,000	10,286,271
5.875%, (5.875% to 6-15-25, then 9.865% thereafter), 06/15/2025 (C)	17,766,000	17,726,916
		659,918,431
Health care – 2.4%
Amgen, Inc. 5.250%, 03/02/2030 to 03/02/2033	22,052,000	22,331,032
Cencora, Inc. 2.800%, 05/15/2030	7,814,000	6,899,061
Centene Corp. 4.625%, 12/15/2029	13,970,000	13,262,828
CVS Health Corp.
3.750%, 04/01/2030	5,408,000	5,039,298
5.050%, 03/25/2048	4,473,000	4,062,279
5.250%, 01/30/2031	1,445,000	1,455,791
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (A)	12,349,000	9,731,828
3.750%, 06/15/2029 (A)	11,470,000	10,307,485
HCA, Inc. 5.450%, 04/01/2031	4,710,000	4,734,569
IQVIA, Inc. 6.250%, 02/01/2029	3,483,000	3,616,486
Pfizer Investment Enterprises Pte, Ltd. 4.750%, 05/19/2033	6,574,000	6,472,653
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	10,861,000	8,888,731
Royalty Pharma PLC 1.750%, 09/02/2027	4,117,000	3,676,550
Solventum Corp.
5.400%, 03/01/2029 (A)	5,207,000	5,217,496
5.450%, 03/13/2031 (A)	9,998,000	9,972,157
Thermo Fisher Scientific, Inc. 4.977%, 08/10/2030	3,630,000	3,655,984
Universal Health Services, Inc. 2.650%, 10/15/2030	6,598,000	5,594,752
Viatris, Inc.
2.700%, 06/22/2030	9,804,000	8,312,113
4.000%, 06/22/2050	20,005,000	13,781,833
		147,012,926
Industrials – 3.8%
AerCap Ireland Capital DAC
2.450%, 10/29/2026	24,766,000	22,999,182
3.000%, 10/29/2028	12,158,000	11,000,809
5.100%, 01/19/2029	6,579,000	6,540,141
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (A)	1,161,186	1,135,093
Air Canada 2015-2 Class AA Pass Through Trust 3.750%, 12/15/2027 (A)	4,030,478	3,789,681
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (A)	1,532,645	1,457,375
Air Lease Corp.
2.100%, 09/01/2028	4,481,000	3,921,608
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Lease Corp. (continued)
3.625%, 12/01/2027	$4,932,000	$4,652,517
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (A)	2,967,548	3,008,153
American Airlines 2014-1 Class A Pass Through Trust 3.700%, 10/01/2026	2,623,835	2,516,858
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	6,701,716	6,267,509
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	5,868,745	5,494,864
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	4,475,188	4,116,265
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	5,144,313	4,853,942
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	4,013,793	3,634,096
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	6,723,607	5,845,353
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	6,181,772	5,522,810
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	4,906,800	4,166,460
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	1,211,865	1,114,798
Ashtead Capital, Inc.
4.250%, 11/01/2029 (A)	2,302,000	2,146,101
5.500%, 08/11/2032 (A)	5,436,000	5,314,528
5.550%, 05/30/2033 (A)	2,706,000	2,661,030
5.800%, 04/15/2034 (A)	3,237,000	3,233,711
5.950%, 10/15/2033 (A)	6,014,000	6,081,171
BAE Systems PLC 5.250%, 03/26/2031 (A)	2,370,000	2,379,713
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (A)	1,483,342	1,367,841
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (A)	2,396,907	2,235,183
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (A)	1,587,080	1,648,952
Concentrix Corp. 6.600%, 08/02/2028	6,971,000	7,049,225
DAE Funding LLC 3.375%, 03/20/2028 (A)	7,806,000	7,186,688
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)	7,487,678	7,323,376
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	3,156,000	2,958,416
Ingersoll Rand, Inc. 5.400%, 08/14/2028	1,332,000	1,349,672
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	6,436,353	5,540,462

189

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Owens Corning 3.950%, 08/15/2029	$8,341,000	$7,885,561
Regal Rexnord Corp. 6.400%, 04/15/2033 (A)	4,095,000	4,247,031
SMBC Aviation Capital Finance DAC 2.300%, 06/15/2028 (A)	3,894,000	3,442,980
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	7,996,252	7,745,694
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	7,418,459	6,729,324
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	6,161,458	5,862,109
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	2,418,290	2,333,253
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	4,289,316	3,938,955
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	11,269,636	11,231,544
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	3,315,428	3,262,137
United Airlines 2023-1 Class A Pass Through Trust 5.800%, 01/15/2036	7,169,000	7,289,440
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	1,712,168	1,683,794
		226,165,405
Information technology – 2.3%
Autodesk, Inc. 2.850%, 01/15/2030	3,346,000	2,989,785
Broadcom, Inc.
3.419%, 04/15/2033 (A)	11,115,000	9,635,589
4.750%, 04/15/2029	21,124,000	20,864,141
Dell International LLC
5.300%, 10/01/2029	5,382,000	5,448,060
5.400%, 04/15/2034	10,317,000	10,341,154
Foundry JV Holdco LLC 5.875%, 01/25/2034 (A)	5,347,000	5,355,061
Gartner, Inc. 4.500%, 07/01/2028 (A)	7,293,000	6,947,362
Kyndryl Holdings, Inc. 6.350%, 02/20/2034	899,000	922,789
Marvell Technology, Inc. 5.950%, 09/15/2033	8,941,000	9,265,671
Micron Technology, Inc.
2.703%, 04/15/2032	4,907,000	4,096,479
4.185%, 02/15/2027	5,739,000	5,592,173
5.300%, 01/15/2031	4,002,000	4,025,146
5.327%, 02/06/2029	6,732,000	6,793,204
6.750%, 11/01/2029	11,681,000	12,537,923
Motorola Solutions, Inc.
2.300%, 11/15/2030	8,865,000	7,441,431
2.750%, 05/24/2031	8,602,000	7,289,658
Oracle Corp. 2.950%, 04/01/2030	5,548,000	4,936,876
Qorvo, Inc. 3.375%, 04/01/2031 (A)	3,682,000	3,166,571
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
VeriSign, Inc. 2.700%, 06/15/2031	$4,203,000	$3,520,016
VMware LLC 4.700%, 05/15/2030	9,327,000	9,079,031
		140,248,120
Materials – 0.3%
Anglo American Capital PLC 4.750%, 04/10/2027 (A)	4,433,000	4,343,869
Freeport-McMoRan, Inc.
4.250%, 03/01/2030	5,211,000	4,939,205
5.450%, 03/15/2043	7,603,000	7,278,879
Newmont Corp. 2.800%, 10/01/2029	2,032,000	1,823,136
OCI NV 6.700%, 03/16/2033 (A)	1,606,000	1,600,646
		19,985,735
Real estate – 1.1%
American Homes 4 Rent LP 4.250%, 02/15/2028	3,147,000	3,020,681
American Tower Corp.
3.800%, 08/15/2029	11,055,000	10,317,204
5.200%, 02/15/2029	5,450,000	5,447,349
American Tower Trust I 5.490%, 03/15/2028 (A)	7,995,000	8,061,751
CoStar Group, Inc. 2.800%, 07/15/2030 (A)	8,616,000	7,344,836
GLP Capital LP
3.250%, 01/15/2032	1,916,000	1,612,942
4.000%, 01/15/2030	2,026,000	1,849,652
Prologis LP 5.125%, 01/15/2034	6,718,000	6,747,115
Prologis Targeted U.S. Logistics Fund LP 5.250%, 04/01/2029 (A)	8,091,000	8,067,799
SBA Tower Trust 6.599%, 01/15/2028 (A)	1,416,000	1,450,616
VICI Properties LP
4.125%, 08/15/2030 (A)	3,412,000	3,102,553
4.625%, 12/01/2029 (A)	4,089,000	3,867,068
5.125%, 05/15/2032	2,800,000	2,678,192
		63,567,758
Utilities – 2.7%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (A)	5,845,429	5,070,909
American Electric Power Company, Inc. 5.625%, 03/01/2033	2,475,000	2,512,749
Atlantica Transmision Sur SA 6.875%, 04/30/2043 (A)	2,461,108	2,501,101
Constellation Energy Generation LLC
6.125%, 01/15/2034	2,070,000	2,185,711
6.500%, 10/01/2053	3,530,000	3,882,783
Dominion Energy, Inc. 3.375%, 04/01/2030	5,292,000	4,809,335
Duke Energy Carolinas LLC 4.950%, 01/15/2033	6,133,000	6,099,188
Duke Energy Corp.
2.450%, 06/01/2030	2,272,000	1,956,701
5.750%, 09/15/2033	7,220,000	7,416,746
Emera US Finance LP 3.550%, 06/15/2026	4,668,000	4,480,931
Eversource Energy 5.125%, 05/15/2033	5,667,000	5,552,775
Georgia Power Company 4.950%, 05/17/2033	3,760,000	3,707,263

190

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Indianapolis Power & Light Company 5.650%, 12/01/2032 (A)	$9,200,000	$9,353,540
National Grid PLC 5.809%, 06/12/2033	8,795,000	8,984,859
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	13,461,000	11,461,632
6.700%, (6.700% to 9-1-29, then 5 Year CMT + 2.364%), 09/01/2054	6,061,000	6,091,242
NiSource, Inc.
1.700%, 02/15/2031	2,272,000	1,814,700
3.600%, 05/01/2030	4,887,000	4,501,151
5.250%, 03/30/2028	1,446,000	1,455,941
NRG Energy, Inc.
2.450%, 12/02/2027 (A)	6,241,000	5,609,801
4.450%, 06/15/2029 (A)	5,451,000	5,152,955
7.000%, 03/15/2033 (A)	6,323,000	6,746,995
San Diego Gas & Electric Company 4.950%, 08/15/2028	10,536,000	10,575,520
Sempra 5.500%, 08/01/2033	5,830,000	5,845,613
The Southern Company 5.700%, 03/15/2034	5,353,000	5,520,786
Vistra Operations Company LLC
3.700%, 01/30/2027 (A)	10,864,000	10,322,151
4.300%, 07/15/2029 (A)	10,449,000	9,799,613
6.950%, 10/15/2033 (A)	5,460,000	5,827,797
		159,240,488
TOTAL CORPORATE BONDS (Cost $1,991,454,753)		$1,891,215,316
MUNICIPAL BONDS – 0.5%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	5,856,000	4,919,373
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,975,000	3,777,868
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	9,725,000	6,939,456
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	6,647,000	6,387,181
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	2,540,000	1,940,227
Regents of the University of California Medical Center 3.006%, 05/15/2050	9,720,000	6,711,339
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	3,337,000	3,025,371
TOTAL MUNICIPAL BONDS (Cost $43,162,311)		$33,700,815
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.2%
Commercial and residential – 3.2%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (A)(E)	1,899,556	1,738,201
Series 2021-2, Class A1, 0.985%, 04/25/2066 (A)(E)	2,216,097	1,830,966
Series 2021-4, Class A1, 1.035%, 01/20/2065 (A)(E)	5,077,117	4,119,240
Series 2021-5, Class A1, 0.951%, 07/25/2066 (A)(E)	4,424,698	3,712,691
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC (continued)
Series 2024-3, Class A1 (4.800% to 2-1-28, then 5.800% thereafter), 4.800%, 11/26/2068 (A)	$4,475,468	$4,325,238
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (A)(E)	2,617,836	2,261,427
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class A 3.218%, 04/14/2033 (A)	2,121,000	2,042,137
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	1,980,000	1,863,425
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (A)(E)	2,450,896	2,165,274
BX Trust
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%), 6.939%, 01/15/2034 (A)(D)	1,471,223	1,454,671
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	3,485,000	3,496,330
BXHPP Trust Series 2021-FILM, Class C (1 month CME Term SOFR + 1.214%) 6.539%, 08/15/2036 (A)(D)	14,743,000	13,783,139
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	6,770,417	6,451,985
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	6,905,000	6,339,935
Series 2023-SMRT, Class A, 5.820%, 10/12/2040 (A)(E)	4,564,000	4,642,306
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (A)(E)	2,911,237	2,343,014
Series 2021-3, Class A1, 0.956%, 09/27/2066 (A)(E)	4,734,648	3,798,232
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (A)(E)	4,054,505	3,353,511
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (A)(E)	8,236,837	6,824,716
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.683%, 11/10/2046 (A)(E)	4,291,000	3,334,420
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (A)	3,156,000	3,046,472
Credit Suisse Mortgage Capital Certificates
Series 2020-NET, Class A, 2.257%, 08/15/2037 (A)	2,112,441	1,963,126
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (A)(E)	6,202,128	4,998,557
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (A)(E)	1,312,647	1,135,129

191

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (A)(E)	$2,011,108	$1,634,172
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (A)(E)	2,425,573	1,945,852
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (A)(E)	6,150,629	5,005,487
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (A)(E)	8,128,862	6,650,569
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	4,948,494	4,670,973
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (A)(E)	3,612,261	3,106,904
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (A)(E)	1,538,831	1,289,965
Series 2021-2, Class A1, 0.931%, 06/25/2066 (A)(E)	3,464,472	2,781,830
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (A)(E)	6,942,647	5,562,255
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (A)(E)	1,421,459	1,191,170
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (A)(E)	1,571,240	1,290,598
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (A)(E)	3,280,406	2,719,544
GS Mortgage Securities Trust Series 2020-UPTN, Class A 2.751%, 02/10/2037 (A)	2,093,000	1,996,341
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (A)(E)	857,365	784,533
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (A)(E)	2,040,132	1,735,419
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (A)(E)	2,635,211	2,251,374
MFA Trust Series 2021-NQM1, Class A1 1.153%, 04/25/2065 (A)(E)	1,937,605	1,760,502
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (A)(E)	2,300,622	2,120,735
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (A)(E)	5,330,379	4,402,690
NYMT Loan Trust Series 2022-CP1, Class A1 2.042%, 07/25/2061 (A)	1,589,186	1,440,590
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (A)(E)	1,967,139	1,604,044
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (A)(E)	3,469,597	2,758,211
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (A)(E)	4,998,998	3,877,763
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (A)(E)	$4,438,778	$3,806,159
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (A)	8,579,000	6,957,560
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, 0.943%, 05/25/2065 (A)(E)	1,751,615	1,581,773
Series 2022-1, Class A1, 2.447%, 12/25/2066 (A)(E)	5,183,734	4,436,648
Towd Point Mortgage Trust
Series 2018-4, Class A1, 3.000%, 06/25/2058 (A)(E)	1,862,753	1,722,028
Series 2019-4, Class A1, 2.900%, 10/25/2059 (A)(E)	2,778,428	2,596,739
Series 2020-4, Class A1, 1.750%, 10/25/2060 (A)	3,607,106	3,165,473
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter), 1.218%, 05/25/2065 (A)	1,191,616	1,115,953
Series 2021-1, Class A1, 0.815%, 01/25/2066 (A)(E)	2,593,744	2,262,436
Series 2021-3, Class A1, 1.046%, 06/25/2066 (A)(E)	3,874,553	3,211,969
Series 2021-4, Class A1, 0.938%, 07/25/2066 (A)(E)	2,836,446	2,239,869
Series 2021-5, Class A1, 1.013%, 09/25/2066 (A)(E)	2,704,127	2,244,879
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (A)(E)	2,390,636	2,113,921
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (A)	1,964,507	1,820,628
		192,881,698
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp. Series K048, Class X1 IO 0.203%, 06/25/2025	148,330,011	266,964
Government National Mortgage Association
Series 2012-114, Class IO, 0.623%, 01/16/2053	12,364,530	193,467
Series 2016-174, Class IO, 0.896%, 11/16/2056	9,599,808	405,585
Series 2017-109, Class IO, 0.230%, 04/16/2057	11,401,245	174,383
Series 2017-124, Class IO, 0.627%, 01/16/2059	11,827,169	407,196
Series 2017-135, Class IO, 0.717%, 10/16/2058	39,715,296	1,460,963
Series 2017-140, Class IO, 0.486%, 02/16/2059	18,938,926	568,298
Series 2017-159, Class IO, 0.432%, 06/16/2059	26,774,362	692,313
Series 2017-20, Class IO, 0.525%, 12/16/2058	24,899,392	606,982
Series 2017-22, Class IO, 0.753%, 12/16/2057	12,141,452	446,728
Series 2017-41, Class IO, 0.584%, 07/16/2058	9,190,807	257,912

192

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-46, Class IO, 0.649%, 11/16/2057	$12,817,338	$470,540
Series 2017-61, Class IO, 0.701%, 05/16/2059	14,226,357	528,448
Series 2018-158, Class IO, 0.788%, 05/16/2061	19,788,801	1,093,139
Series 2018-69, Class IO, 0.615%, 04/16/2060	21,499,207	962,008
Series 2019-131, Class IO, 0.802%, 07/16/2061	26,579,417	1,459,797
Series 2020-100, Class IO, 0.784%, 05/16/2062	28,283,953	1,646,805
Series 2020-108, Class IO, 0.847%, 06/16/2062	68,369,560	3,893,277
Series 2020-114, Class IO, 0.800%, 09/16/2062	67,346,541	3,874,184
Series 2020-118, Class IO, 0.881%, 06/16/2062	49,563,939	3,033,754
Series 2020-119, Class IO, 0.606%, 08/16/2062	27,340,672	1,289,121
Series 2020-120, Class IO, 0.768%, 05/16/2062	15,410,411	889,316
Series 2020-137, Class IO, 0.796%, 09/16/2062	87,466,236	4,956,502
Series 2020-150, Class IO, 0.963%, 12/16/2062	44,375,090	2,942,503
Series 2020-170, Class IO, 0.834%, 11/16/2062	57,332,175	3,603,075
Series 2020-92, Class IO, 0.879%, 02/16/2062	64,905,180	3,979,181
Series 2021-10, Class IO, 0.986%, 05/16/2063	41,452,182	2,888,504
Series 2021-11, Class IO, 1.020%, 12/16/2062	64,406,432	4,636,426
Series 2021-203, Class IO, 0.869%, 07/16/2063	54,342,078	3,495,750
Series 2021-3, Class IO, 0.868%, 09/16/2062	75,395,391	4,705,683
Series 2021-40, Class IO, 0.824%, 02/16/2063	19,689,905	1,195,390
Series 2022-181, Class IO, 0.716%, 07/16/2064	20,412,229	1,341,577
Series 2022-21, Class IO, 0.784%, 10/16/2063	18,643,926	1,135,175
Series 2023-197, Class IO, 1.319%, 09/16/2065	13,253,814	1,201,159
		60,702,105
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $349,857,583)		$253,583,803
ASSET BACKED SECURITIES – 7.3%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (A)	8,243,655	7,871,421
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.937%, 08/15/2046 (A)	7,638,000	6,942,404
Series 2023-2A, Class A2 6.500%, 11/16/2048 (A)	4,198,000	4,277,325
AMSR Trust
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (A)	5,614,000	4,887,717
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
AMSR Trust (continued)
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (A)	$1,681,000	$1,546,479
Applebee's Funding LLC Series 2023-1A, Class A2 7.824%, 03/05/2053 (A)	3,779,000	3,906,771
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (A)	2,253,057	2,014,239
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (A)	8,831,680	8,165,739
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A, Class A 5.360%, 06/20/2030 (A)	5,559,000	5,586,525
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (A)	6,363,175	5,675,793
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (A)	1,854,371	1,782,812
CARS-DB7 LP Series 2023-1A, Class A1 5.750%, 09/15/2053 (A)	7,691,040	7,642,222
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (A)	7,713,700	7,211,690
Series 2021-1A, Class A1 1.530%, 03/15/2061 (A)	6,834,630	6,180,346
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (A)	7,012,938	6,310,579
CLI Funding VIII LLC
Series 2021-1A, Class A 1.640%, 02/18/2046 (A)	4,900,539	4,346,930
Series 2022-1A, Class A 2.720%, 01/18/2047 (A)	4,438,373	3,953,008
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/2049 (A)	4,047,000	4,009,798
CyrusOne Data Centers Issuer I LLC Series 2023-1A, Class A2 4.300%, 04/20/2048 (A)	5,907,000	5,558,317
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (A)	10,204,000	9,350,708
Series 2021-2A, Class A2 2.400%, 10/25/2051 (A)	7,833,000	7,002,090
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (A)	2,761,720	2,632,009
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (A)	10,829,723	9,911,797
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (A)	7,537,000	6,725,295
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (A)	9,219,520	8,824,734
Series 2019-1A, Class A2 3.668%, 10/25/2049 (A)	2,664,000	2,450,109
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (A)	5,659,950	5,034,027

193

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Driven Brands Funding LLC
Series 2018-1A, Class A2 4.739%, 04/20/2048 (A)	$2,327,975	$2,285,612
Series 2020-2A, Class A2 3.237%, 01/20/2051 (A)	5,470,800	4,963,779
Series 2021-1A, Class A2 2.791%, 10/20/2051 (A)	6,516,015	5,672,430
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (A)	965,094	919,328
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (A)	2,700,639	2,468,631
Series 2021-SFR1, Class C 1.888%, 08/17/2038 (A)	8,099,000	7,357,873
Five Guys Holdings, Inc. Series 2023-1A, Class A2 7.549%, 01/26/2054 (A)	5,027,000	5,218,179
Ford Credit Auto Owner Trust Series 2023-2, Class A 5.280%, 02/15/2036 (A)	5,846,000	5,914,945
GM Financial Revolving Receivables Trust Series 2024-1, Class A 4.980%, 12/11/2036 (A)	3,257,000	3,270,767
GMF Floorplan Owner Revolving Trust Series 2024-2A, Class A 5.060%, 03/17/2031 (A)	7,413,000	7,451,965
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (A)	3,231,736	3,077,686
Series 2021-1A, Class A2 2.773%, 04/20/2029 (A)	4,839,343	4,583,012
HI-FI Music IP Issuer LP Series 2022-1A, Class A2 3.939%, 02/01/2062 (A)	6,407,000	6,017,167
Home Partners of America Trust Series 2021-2, Class A 1.901%, 12/17/2026 (A)	1,184,128	1,074,670
Hotwire Funding LLC
Series 2021-1, Class A2 2.311%, 11/20/2051 (A)	5,233,000	4,730,945
Series 2023-1A, Class A2 5.687%, 05/20/2053 (A)	5,414,000	5,298,767
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (A)	2,106,840	1,998,886
Series 2022-1A, Class A2I 3.445%, 02/26/2052 (A)	3,243,840	3,007,636
MetroNet Infrastructure Issuer LLC
Series 2023-1A, Class A2 6.560%, 04/20/2053 (A)	3,616,000	3,665,866
Series 2024-1A, Class A2 6.230%, 04/20/2054 (A)	5,456,000	5,460,365
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (A)	11,897,404	10,828,348
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (A)	1,929,741	1,826,853
Series 2019-FA, Class A2 2.600%, 08/15/2068 (A)	1,700,886	1,591,675
Series 2020-BA, Class A2 2.120%, 01/15/2069 (A)	3,684,860	3,385,246
Series 2020-GA, Class A 1.170%, 09/16/2069 (A)	3,293,448	2,969,631
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2020-HA, Class A 1.310%, 01/15/2069 (A)	$4,060,242	$3,747,537
Series 2021-A, Class A 0.840%, 05/15/2069 (A)	4,022,908	3,527,431
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (A)	3,036,727	2,665,430
Neighborly Issuer LLC
Series 2021-1A, Class A2 3.584%, 04/30/2051 (A)	9,026,745	8,010,482
Series 2022-1A, Class A2 3.695%, 01/30/2052 (A)	4,275,740	3,750,037
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (A)	8,463,000	7,411,393
Series 2021-1, Class B1 2.410%, 10/20/2061 (A)	3,933,000	3,302,794
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (A)	1,247,106	1,195,395
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (A)	977,484	911,566
Progress Residential Trust
Series 2021-SFR5, Class A 1.427%, 07/17/2038 (A)	7,398,909	6,775,368
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (A)	3,244,000	2,936,402
Series 2024-SFR1, Class A 3.350%, 02/17/2041 (A)	5,041,000	4,642,895
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A 5.000%, 09/15/2048 (A)	7,117,000	6,879,286
SCF Equipment Leasing LLC
Series 2019-2A, Class C 3.110%, 06/21/2027 (A)	6,966,253	6,917,937
Series 2021-1A, Class B 1.370%, 08/20/2029 (A)	5,189,000	4,995,274
SEB Funding LLC Series 2024-1A, Class A2 7.386%, 04/30/2054 (A)	5,300,000	5,354,242
SERVPRO Master Issuer LLC
Series 2021-1A, Class A2 2.394%, 04/25/2051 (A)	4,997,678	4,387,424
Series 2024-1A, Class A2 6.174%, 01/25/2054 (A)	2,695,000	2,724,376
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (A)	6,307,775	6,148,029
SMB Private Education Loan Trust
Series 2021-A, Class APT2 1.070%, 01/15/2053 (A)	1,741,045	1,535,752
Series 2024-A, Class A1A 5.240%, 03/15/2056 (A)	5,341,000	5,343,395
SoFi Professional Loan Program LLC Series 2019-B, Class A2FX 3.090%, 08/17/2048 (A)	904,808	860,530
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (A)	4,669,459	4,420,682
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (A)	5,361,731	4,989,853
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (A)	4,463,550	3,864,042

194

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (A)	$1,290,499	$1,167,927
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (A)	10,277,933	9,296,713
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (A)	6,610,103	5,986,245
Series 2021-1A, Class A 1.650%, 02/20/2046 (A)	3,888,259	3,375,638
Tricon American Homes Trust Series 2020-SFR2, Class A 1.482%, 11/17/2039 (A)	5,855,703	5,155,309
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (A)	8,276,855	7,405,461
Series 2021-1A, Class A 1.860%, 03/20/2046 (A)	5,179,985	4,545,103
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (A)	5,594,000	5,240,665
Series 2020-2A, Class A2 1.992%, 09/15/2045 (A)	4,913,000	4,327,151
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (A)	1,695,764	1,596,362
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (A)	5,639,216	5,054,462
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (A)	6,424,102	5,590,214
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (A)	1,570,824	1,437,304
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (A)	10,760,140	9,765,243
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (A)	4,243,200	3,755,257
TOTAL ASSET BACKED SECURITIES (Cost $468,324,131)		$435,837,752
Select Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
John Hancock Collateral Trust, 5.2975% (F)(G)	1,819,014	$18,185,407
TOTAL SHORT-TERM INVESTMENTS (Cost $18,190,895)		$18,185,407
Total Investments (Select Bond Trust) (Cost $6,374,541,771) – 99.0%		$5,948,840,326
Other assets and liabilities, net – 1.0%		61,277,773
TOTAL NET ASSETS – 100.0%		$6,010,118,099
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,035,070,230 or 17.2% of the fund's net assets as of 3-31-24.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $1,388,129.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 3-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,416,597.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	755	Long	Jun 2024	$83,707,850	$83,651,641	$(56,209)
						$(56,209)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
195

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 95.5%
U.S. Government – 50.3%
U.S. Treasury Notes
0.625%, 07/31/2026	$1,000,000	$913,906
0.875%, 06/30/2026	1,800,000	1,659,656
1.125%, 10/31/2026	2,500,000	2,296,094
3.500%, 01/31/2028	17,150,000	16,648,229
3.750%, 04/15/2026	4,744,000	4,662,092
4.000%, 02/29/2028 to 01/31/2029	22,288,000	22,055,417
4.125%, 02/15/2027	10,090,000	10,004,866
4.250%, 10/15/2025 to 01/31/2026	10,220,000	10,138,655
4.375%, 08/15/2026 to 12/15/2026	14,510,000	14,471,886
		82,850,801
U.S. Government Agency – 45.2%
Federal Farm Credit Bank
0.500%, 12/23/2025 to 02/04/2026	10,000,000	9,258,694
0.680%, 01/13/2027	6,000,000	5,393,486
1.600%, 12/14/2026	2,000,000	1,849,954
3.370%, 12/08/2025	2,000,000	1,952,224
Federal Home Loan Bank
0.650%, 02/26/2026	6,000,000	5,551,460
0.900%, 02/26/2027	2,000,000	1,802,059
1.000%, 03/23/2026	1,950,000	1,809,799
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,761,046
2.750%, 03/25/2027	2,600,000	2,469,174
3.250%, 06/09/2025	2,415,000	2,365,423
3.500%, 05/19/2025	4,000,000	3,931,724
4.130%, 08/28/2025	2,500,000	2,469,907
5.000%, 09/14/2027	1,500,000	1,491,315
5.750%, 02/15/2029	2,000,000	2,000,015
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025	2,060,000	1,929,600
0.640%, 11/24/2025	2,000,000	1,866,087
0.650%, 10/22/2025	2,000,000	1,874,769
0.700%, 12/23/2025	2,000,000	1,864,560
0.800%, 10/27/2026	2,000,000	1,819,162
2.500%, 09/01/2034	1,330,359	1,220,933
3.000%, 07/01/2030 to 12/01/2032	1,378,879	1,316,118
3.500%, 04/01/2032	641,813	619,176
4.050%, 08/28/2025	2,000,000	1,975,299
4.250%, 08/25/2027	2,000,000	1,960,575
5.547%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.617%), 05/01/2045 (A)	248,423	253,199
5.700%, 01/26/2029	3,000,000	2,995,335
7.000%, 04/01/2031 to 04/01/2032	199	206
Federal National Mortgage Association
0.650%, 12/17/2025	2,000,000	1,855,534
2.500%, 10/01/2027 to 09/01/2034	1,569,954	1,452,040
3.000%, 03/01/2028 to 09/01/2034	3,728,210	3,561,527
3.500%, 07/01/2031 to 06/01/2034	2,525,863	2,433,594
6.500%, 01/01/2039	201,103	211,554
7.000%, 12/01/2026 to 01/01/2029	420	432
8.000%, 09/01/2029 to 09/01/2030	531	549
		74,316,529
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $163,154,383)		$157,167,330
MUNICIPAL BONDS – 2.9%
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	971,406
City of New York, GO 1.990%, 10/01/2026	1,000,000	934,386
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	955,803
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	$1,000,000	$947,056
State of California, GO 2.375%, 10/01/2026	1,000,000	948,074
TOTAL MUNICIPAL BONDS (Cost $4,999,388)		$4,756,725
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.5%
U.S. Government Agency – 0.5%
Federal Home Loan Mortgage Corp. Series K038, Class X1 IO 1.003%, 03/25/2024	1,252,975	1
Government National Mortgage Association
Series 2012-114, Class IO, 0.623%, 01/16/2053	842,011	13,175
Series 2017-109, Class IO, 0.230%, 04/16/2057	847,089	12,956
Series 2017-124, Class IO, 0.627%, 01/16/2059	707,164	24,347
Series 2017-140, Class IO, 0.486%, 02/16/2059	630,467	18,918
Series 2017-20, Class IO, 0.525%, 12/16/2058	1,543,203	37,619
Series 2017-41, Class IO, 0.584%, 07/16/2058	828,519	23,250
Series 2017-46, Class IO, 0.649%, 11/16/2057	1,145,458	42,051
Series 2017-61, Class IO, 0.701%, 05/16/2059	490,215	18,209
Series 2017-74, Class IO, 0.434%, 09/16/2058	1,260,064	24,367
Series 2017-89, Class IO, 0.492%, 07/16/2059	1,067,609	30,680
Series 2018-9, Class IO, 0.443%, 01/16/2060	1,333,213	39,692
Series 2020-118, Class IO, 0.881%, 06/16/2062	1,355,339	82,959
Series 2020-119, Class IO, 0.606%, 08/16/2062	753,400	35,523
Series 2020-120, Class IO, 0.768%, 05/16/2062	1,994,191	115,082
Series 2020-137, Class IO, 0.796%, 09/16/2062	1,382,109	78,321
Series 2020-170, Class IO, 0.834%, 11/16/2062	1,521,576	95,624
Series 2021-40, Class IO, 0.824%, 02/16/2063	477,737	29,004
Series 2022-53, Class IO, 0.711%, 06/16/2064	1,689,187	83,870
		805,648
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,810,635)		$805,648
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
John Hancock Collateral Trust, 5.2975% (B)(C)	79,441	794,206
TOTAL SHORT-TERM INVESTMENTS (Cost $794,448)		$794,206
Total Investments (Short Term Government Income Trust) (Cost $171,758,854) – 99.4%		$163,523,909
Other assets and liabilities, net – 0.6%		959,249
TOTAL NET ASSETS – 100.0%		$164,483,158
Security Abbreviations and Legend
GO	General Obligation

196

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Short Term Government Income Trust (continued)
IBOR	Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
Short Term Government Income Trust (continued)
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	The rate shown is the annualized seven-day yield as of 3-31-24.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	66	Long	Jun 2024	$7,042,520	$7,063,031	$20,511
						$20,511

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.8%
Communication services – 2.1%
Diversified telecommunication services – 0.4%
Anterix, Inc. (A)	2,644	$88,865
AST SpaceMobile, Inc. (A)	18,807	54,540
ATN International, Inc.	2,092	65,908
Bandwidth, Inc., Class A (A)	4,714	86,078
Cogent Communications Holdings, Inc.	8,409	549,360
Consolidated Communications Holdings, Inc. (A)	14,859	64,191
Globalstar, Inc. (A)	139,360	204,859
IDT Corp., Class B	3,067	115,963
Liberty Latin America, Ltd., Class A (A)	8,932	62,256
Liberty Latin America, Ltd., Class C (A)	24,811	173,429
Lumen Technologies, Inc. (A)	194,385	303,241
Ooma, Inc. (A)	5,519	47,077
Shenandoah Telecommunications Company	9,568	166,196
		1,981,963
Entertainment – 0.4%
Atlanta Braves Holdings, Inc., Series A (A)	1,757	73,618
Atlanta Braves Holdings, Inc., Series C (A)	9,244	361,071
Cinemark Holdings, Inc. (A)	21,072	378,664
Eventbrite, Inc., Class A (A)	16,198	88,765
IMAX Corp. (A)	8,803	142,345
Lions Gate Entertainment Corp., Class A (A)	11,164	111,082
Lions Gate Entertainment Corp., Class B (A)	24,301	226,242
Madison Square Garden Entertainment Corp. (A)	7,819	306,583
Playstudios, Inc. (A)	18,499	51,427
Sphere Entertainment Company (A)	5,277	258,995
The Marcus Corp.	4,721	67,321
Vivid Seats, Inc., Class A (A)	8,437	50,538
		2,116,651
Interactive media and services – 0.6%
Bumble, Inc., Class A (A)	19,197	217,886
CarGurus, Inc. (A)	18,359	423,726
Cars.com, Inc. (A)	12,544	215,506
DHI Group, Inc. (A)	7,718	19,681
EverQuote, Inc., Class A (A)	4,408	81,812
FuboTV, Inc. (A)(B)	56,156	88,726
Grindr, Inc. (A)(B)	7,877	79,794
MediaAlpha, Inc., Class A (A)	4,606	93,824
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Nextdoor Holdings, Inc. (A)	32,007	$72,016
QuinStreet, Inc. (A)	10,533	186,013
Shutterstock, Inc.	4,755	217,827
System1, Inc. (A)	6,546	12,830
TrueCar, Inc. (A)	17,596	59,650
Vimeo, Inc. (A)	30,413	124,389
Yelp, Inc. (A)	12,682	499,671
Ziff Davis, Inc. (A)	8,703	548,637
ZipRecruiter, Inc., Class A (A)	13,307	152,897
		3,094,885
Media – 0.6%
Advantage Solutions, Inc. (A)	17,690	76,598
AMC Networks, Inc., Class A (A)	6,065	73,568
Boston Omaha Corp., Class A (A)	5,051	78,088
Cardlytics, Inc. (A)(B)	7,090	102,734
Clear Channel Outdoor Holdings, Inc. (A)	74,930	123,635
Daily Journal Corp. (A)	274	99,081
EchoStar Corp., Class A (A)	20,974	298,880
Entravision Communications Corp., Class A	11,636	19,083
Gambling.com Group, Ltd. (A)	3,180	29,033
Gannett Company, Inc. (A)	26,539	64,755
Gray Television, Inc.	17,474	110,436
iHeartMedia, Inc., Class A (A)	23,277	48,649
Integral Ad Science Holding Corp. (A)	9,743	97,138
John Wiley & Sons, Inc., Class A	7,073	269,693
Magnite, Inc. (A)	25,949	278,952
PubMatic, Inc., Class A (A)	8,065	191,302
Scholastic Corp.	5,044	190,209
Sinclair, Inc. (B)	6,464	87,070
Stagwell, Inc. (A)	16,037	99,750
TechTarget, Inc. (A)	5,052	167,120
TEGNA, Inc.	38,359	573,083
The EW Scripps Company, Class A (A)	13,256	52,096
Thryv Holdings, Inc. (A)	6,031	134,069
Townsquare Media, Inc., Class A	2,396	26,308
WideOpenWest, Inc. (A)	11,317	40,968
		3,332,298
Wireless telecommunication services – 0.1%
Gogo, Inc. (A)	12,734	111,805
Spok Holdings, Inc.	3,444	54,932
Telephone & Data Systems, Inc.	19,070	305,501

197

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Tingo Group, Inc. (A)	23,160	$593
		472,831
		10,998,628
Consumer discretionary – 10.4%
Automobile components – 1.2%
Adient PLC (A)	17,447	574,355
American Axle & Manufacturing Holdings, Inc. (A)	22,685	166,962
Atmus Filtration Technologies, Inc. (A)	3,043	98,137
Cooper-Standard Holdings, Inc. (A)	3,542	58,656
Dana, Inc.	24,696	313,639
Dorman Products, Inc. (A)	5,068	488,505
Fox Factory Holding Corp. (A)	8,226	428,328
Gentherm, Inc. (A)	6,273	361,199
Holley, Inc. (A)	9,945	44,355
LCI Industries	4,726	581,582
Luminar Technologies, Inc. (A)	56,833	111,961
Modine Manufacturing Company (A)	9,875	940,001
Patrick Industries, Inc.	4,042	482,898
Solid Power, Inc. (A)(B)	35,372	71,805
Standard Motor Products, Inc.	3,950	132,523
Stoneridge, Inc. (A)	5,381	99,226
The Goodyear Tire & Rubber Company (A)	53,869	739,621
Visteon Corp. (A)	5,260	618,629
XPEL, Inc. (A)	4,472	241,577
		6,553,959
Automobiles – 0.1%
Fisker, Inc. (A)	41,252	854
Livewire Group, Inc. (A)(B)	4,163	30,098
Winnebago Industries, Inc.	5,447	403,078
		434,030
Broadline retail – 0.1%
Big Lots, Inc. (A)	6,570	28,448
CarParts.com, Inc. (A)	11,028	17,865
ContextLogic, Inc., Class A (A)	5,380	30,612
Dillard's, Inc., Class A (B)	648	305,623
Savers Value Village, Inc. (A)	5,287	101,933
		484,481
Distributors – 0.0%
Weyco Group, Inc.	1,112	35,451
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	7,518	386,425
Carriage Services, Inc.	2,473	66,870
Chegg, Inc. (A)	21,659	163,959
Coursera, Inc. (A)	25,725	360,665
Duolingo, Inc. (A)	5,675	1,251,792
European Wax Center, Inc., Class A (A)	6,618	85,902
frontdoor, Inc. (A)	15,425	502,547
Graham Holdings Company, Class B	659	505,901
Laureate Education, Inc.	25,128	366,115
Lincoln Educational Services Corp. (A)	4,761	49,181
Nerdy, Inc. (A)	13,494	39,268
OneSpaWorld Holdings, Ltd. (A)	16,365	216,509
Perdoceo Education Corp.	12,380	217,393
Strategic Education, Inc.	4,341	451,985
Stride, Inc. (A)	8,148	513,731
Udemy, Inc. (A)	17,412	191,184
Universal Technical Institute, Inc. (A)	5,926	94,460
WW International, Inc. (A)	11,365	21,025
		5,484,912
Hotels, restaurants and leisure – 2.1%
Accel Entertainment, Inc. (A)	10,885	128,334
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Bally's Corp. (A)	5,607	$78,162
Biglari Holdings, Inc., Class B (A)	151	28,642
BJ's Restaurants, Inc. (A)	4,423	160,024
Bloomin' Brands, Inc.	16,669	478,067
Bowlero Corp., Class A (B)	3,547	48,594
Brinker International, Inc. (A)	8,371	415,871
Carrols Restaurant Group, Inc.	6,482	61,644
Century Casinos, Inc. (A)	5,989	18,925
Chuy's Holdings, Inc. (A)	3,238	109,218
Cracker Barrel Old Country Store, Inc. (B)	4,152	301,975
Dave & Buster's Entertainment, Inc. (A)	6,533	408,966
Denny's Corp. (A)	10,530	94,349
Dine Brands Global, Inc.	2,959	137,534
El Pollo Loco Holdings, Inc. (A)	5,543	53,989
Everi Holdings, Inc. (A)	16,461	165,433
First Watch Restaurant Group, Inc. (A)	4,347	107,023
Full House Resorts, Inc. (A)	6,306	35,124
Global Business Travel Group I (A)	7,168	43,080
Golden Entertainment, Inc.	3,895	143,453
Hilton Grand Vacations, Inc. (A)	15,150	715,232
Inspired Entertainment, Inc. (A)	4,949	48,797
International Game Technology PLC	20,755	468,855
Jack in the Box, Inc.	3,815	261,251
Krispy Kreme, Inc.	17,449	265,836
Kura Sushi USA, Inc., Class A (A)	1,153	132,779
Life Time Group Holdings, Inc. (A)	8,611	133,643
Light & Wonder, Inc. (A)	17,290	1,765,136
Lindblad Expeditions Holdings, Inc. (A)	6,818	63,612
Monarch Casino & Resort, Inc.	2,514	188,525
Mondee Holdings, Inc. (A)	9,804	22,647
Nathan's Famous, Inc.	544	38,515
Noodles & Company (A)	9,188	17,549
Papa John's International, Inc.	6,277	418,048
PlayAGS, Inc. (A)	6,888	61,854
Portillo's, Inc., Class A (A)	8,984	127,393
Potbelly Corp. (A)	5,164	62,536
RCI Hospitality Holdings, Inc.	1,627	94,366
Red Robin Gourmet Burgers, Inc. (A)	3,668	28,097
Red Rock Resorts, Inc., Class A	9,003	538,559
Rush Street Interactive, Inc. (A)	12,268	79,865
Sabre Corp. (A)	65,662	158,902
Shake Shack, Inc., Class A (A)	7,263	755,570
Six Flags Entertainment Corp. (A)	14,087	370,770
Super Group SGHC, Ltd. (A)	27,350	94,358
Sweetgreen, Inc., Class A (A)	18,804	474,989
Target Hospitality Corp. (A)	5,697	61,926
The Cheesecake Factory, Inc.	9,038	326,724
United Parks & Resorts, Inc. (A)	6,995	393,189
Xponential Fitness, Inc., Class A (A)	4,540	75,092
		11,263,022
Household durables – 2.3%
Beazer Homes USA, Inc. (A)	5,741	188,305
Cavco Industries, Inc. (A)	1,606	640,890
Century Communities, Inc.	5,473	528,145
Cricut, Inc., Class A	10,111	48,128
Dream Finders Homes, Inc., Class A (A)	4,870	212,965
Ethan Allen Interiors, Inc.	4,320	149,342
GoPro, Inc., Class A (A)	23,193	51,720
Green Brick Partners, Inc. (A)	4,993	300,728
Hamilton Beach Brands Holding Company, Class B	1,197	29,159
Helen of Troy, Ltd. (A)	4,560	525,494
Hooker Furnishings Corp.	2,202	52,870
Hovnanian Enterprises, Inc., Class A (A)	912	143,129

198

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Installed Building Products, Inc.	4,532	$1,172,564
iRobot Corp. (A)	5,801	50,817
KB Home	12,980	920,022
Landsea Homes Corp. (A)	4,283	62,232
La-Z-Boy, Inc.	8,464	318,416
Legacy Housing Corp. (A)	2,338	50,314
LGI Homes, Inc. (A)	3,994	464,782
M/I Homes, Inc. (A)	5,143	700,939
MDC Holdings, Inc.	11,518	724,597
Meritage Homes Corp.	7,002	1,228,571
Purple Innovation, Inc.	14,486	25,206
Skyline Champion Corp. (A)	10,398	883,934
Snap One Holdings Corp. (A)	4,210	36,290
Sonos, Inc. (A)	23,768	453,018
Taylor Morrison Home Corp. (A)	19,658	1,222,138
The Lovesac Company (A)	2,859	64,613
Tri Pointe Homes, Inc. (A)	18,341	709,063
Vizio Holding Corp., Class A (A)	15,488	169,439
Worthington Enterprises, Inc.	5,910	367,779
		12,495,609
Leisure products – 0.4%
Acushnet Holdings Corp.	5,838	385,016
AMMO, Inc. (A)	17,452	47,993
Clarus Corp.	5,514	37,220
Escalade, Inc.	1,926	26,483
Funko, Inc., Class A (A)	7,811	48,741
JAKKS Pacific, Inc. (A)	1,560	38,532
Johnson Outdoors, Inc., Class A	1,059	48,830
Latham Group, Inc. (A)	2,869	11,361
Malibu Boats, Inc., Class A (A)	4,034	174,592
MasterCraft Boat Holdings, Inc. (A)	3,300	78,276
Smith & Wesson Brands, Inc.	8,996	156,171
Sturm Ruger & Company, Inc.	3,484	160,787
Topgolf Callaway Brands Corp. (A)	27,395	442,977
Vista Outdoor, Inc. (A)	11,138	365,104
		2,022,083
Specialty retail – 2.7%
1-800-Flowers.com, Inc., Class A (A)	4,921	53,294
Abercrombie & Fitch Company, Class A (A)	9,359	1,172,963
Academy Sports & Outdoors, Inc.	13,913	939,684
American Eagle Outfitters, Inc.	34,992	902,444
America's Car-Mart, Inc. (A)	1,112	71,023
Arko Corp.	16,237	92,551
Asbury Automotive Group, Inc. (A)	3,963	934,396
BARK, Inc. (A)(B)	15,216	18,868
Beyond, Inc. (A)	8,611	309,221
Big 5 Sporting Goods Corp.	5,234	18,424
Boot Barn Holdings, Inc. (A)	5,814	553,202
Build-A-Bear Workshop, Inc.	2,424	72,405
Caleres, Inc.	6,609	271,167
Camping World Holdings, Inc., Class A	8,011	223,106
Carvana Company (A)	19,614	1,724,267
Designer Brands, Inc., Class A	8,319	90,927
Destination XL Group, Inc. (A)	10,664	38,390
EVgo, Inc. (A)	19,984	50,160
Foot Locker, Inc.	15,765	449,303
Genesco, Inc. (A)	2,196	61,795
Group 1 Automotive, Inc.	2,600	759,798
GrowGeneration Corp. (A)	14,077	40,260
Guess?, Inc.	5,625	177,019
Haverty Furniture Companies, Inc.	2,806	95,741
Hibbett, Inc.	2,239	171,978
Lands' End, Inc. (A)	3,384	36,852
Leslie's, Inc. (A)	33,792	219,648
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
MarineMax, Inc. (A)	4,100	$136,366
Monro, Inc.	5,675	178,990
National Vision Holdings, Inc. (A)	14,903	330,250
OneWater Marine, Inc., Class A (A)	2,495	70,234
PetMed Express, Inc. (B)	4,678	22,408
Revolve Group, Inc. (A)	7,636	161,654
Sally Beauty Holdings, Inc. (A)	20,346	252,697
Shoe Carnival, Inc.	3,603	132,014
Signet Jewelers, Ltd.	8,390	839,587
Sleep Number Corp. (A)	3,882	62,228
Sonic Automotive, Inc., Class A	2,930	166,834
Sportsman's Warehouse Holdings, Inc. (A)	9,403	29,243
Stitch Fix, Inc., Class A (A)	19,059	50,316
The Aaron's Company, Inc.	5,821	43,658
The Buckle, Inc.	5,944	239,365
The Cato Corp., Class A	4,321	24,932
The Children's Place, Inc. (A)	2,720	31,389
The ODP Corp. (A)	6,086	322,862
ThredUp, Inc., Class A (A)	16,880	33,760
Tile Shop Holdings, Inc. (A)	5,191	36,493
Tilly's, Inc., Class A (A)	4,966	33,769
Upbound Group, Inc.	10,194	358,931
Urban Outfitters, Inc. (A)	12,222	530,679
Warby Parker, Inc., Class A (A)	16,801	228,662
Winmark Corp.	529	191,339
Zumiez, Inc. (A)	3,403	51,692
		14,109,238
Textiles, apparel and luxury goods – 0.5%
Figs, Inc., Class A (A)	24,912	124,062
G-III Apparel Group, Ltd. (A)	7,790	225,988
Hanesbrands, Inc. (A)	67,781	393,130
Kontoor Brands, Inc.	10,803	650,881
Movado Group, Inc.	3,017	84,265
Oxford Industries, Inc.	2,813	316,181
Rocky Brands, Inc.	1,334	36,191
Steven Madden, Ltd.	14,149	598,220
Vera Bradley, Inc. (A)	5,065	34,442
Wolverine World Wide, Inc.	14,653	164,260
		2,627,620
		55,510,405
Consumer staples – 3.2%
Beverages – 0.4%
Coca-Cola Consolidated, Inc.	918	777,004
MGP Ingredients, Inc.	3,151	271,396
National Beverage Corp. (A)	4,759	225,862
Primo Water Corp.	29,932	545,062
The Duckhorn Portfolio, Inc. (A)	9,042	84,181
The Vita Coco Company, Inc. (A)	5,854	143,013
		2,046,518
Consumer staples distribution and retail – 0.6%
Ingles Markets, Inc., Class A	2,760	211,637
Natural Grocers by Vitamin Cottage, Inc.	1,579	28,501
PriceSmart, Inc.	4,955	416,220
SpartanNash Company	6,839	138,216
Sprouts Farmers Market, Inc. (A)	19,576	1,262,260
The Andersons, Inc.	6,163	353,571
The Chefs' Warehouse, Inc. (A)	6,673	251,305
United Natural Foods, Inc. (A)	11,671	134,100
Village Super Market, Inc., Class A	1,470	42,057

199

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Weis Markets, Inc.	3,188	$205,307
		3,043,174
Food products – 0.9%
Alico, Inc.	1,244	36,424
B&G Foods, Inc.	13,612	155,721
Benson Hill, Inc. (A)(B)	40,553	8,131
Beyond Meat, Inc. (A)(B)	11,493	95,162
BRC, Inc., Class A (A)	7,274	31,133
Calavo Growers, Inc.	3,398	94,498
Cal-Maine Foods, Inc.	7,800	459,030
Dole PLC	13,928	166,161
Fresh Del Monte Produce, Inc.	6,429	166,575
J&J Snack Foods Corp.	2,889	417,634
John B Sanfilippo & Son, Inc.	1,730	183,242
Lancaster Colony Corp.	3,746	777,782
Limoneira Company	3,638	71,159
Mission Produce, Inc. (A)	9,491	112,658
Seneca Foods Corp., Class A (A)	1,020	58,038
SunOpta, Inc. (A)	18,107	124,395
The Hain Celestial Group, Inc. (A)	17,895	140,655
The Simply Good Foods Company (A)	17,509	595,831
TreeHouse Foods, Inc. (A)	9,755	379,957
Utz Brands, Inc.	14,225	262,309
Vital Farms, Inc. (A)	6,184	143,778
Westrock Coffee Company (A)	6,206	64,108
		4,544,381
Household products – 0.3%
Central Garden & Pet Company (A)	2,268	97,138
Central Garden & Pet Company, Class A (A)	9,468	349,559
Energizer Holdings, Inc.	13,649	401,827
Oil-Dri Corp. of America	940	70,086
WD-40 Company	2,604	659,619
		1,578,229
Personal care products – 0.9%
BellRing Brands, Inc. (A)	25,289	1,492,810
e.l.f. Beauty, Inc. (A)	10,347	2,028,322
Edgewell Personal Care Company	9,443	364,878
Herbalife, Ltd. (A)	19,374	194,709
Inter Parfums, Inc.	3,524	495,157
Medifast, Inc.	2,178	83,461
Nature's Sunshine Products, Inc. (A)	2,115	43,929
Nu Skin Enterprises, Inc., Class A	9,528	131,772
The Beauty Health Company (A)	17,398	77,247
USANA Health Sciences, Inc. (A)	2,171	105,294
Waldencast PLC, Class A (A)	5,726	37,219
		5,054,798
Tobacco – 0.1%
Ispire Technology, Inc. (A)	3,612	22,142
Turning Point Brands, Inc.	3,196	93,643
Universal Corp.	4,627	239,308
Vector Group, Ltd.	28,076	307,713
		662,806
		16,929,906
Energy – 7.0%
Energy equipment and services – 2.5%
Archrock, Inc.	26,655	524,304
Atlas Energy Solutions, Inc. (B)	3,454	78,129
Borr Drilling, Ltd. (A)(B)	41,942	287,303
Bristow Group, Inc. (A)	4,677	127,214
Cactus, Inc., Class A	12,499	626,075
ChampionX Corp.	37,385	1,341,748
Core Laboratories, Inc.	9,047	154,523
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Diamond Offshore Drilling, Inc. (A)	19,983	$272,568
DMC Global, Inc. (A)	3,697	72,055
Dril-Quip, Inc. (A)	6,498	146,400
Expro Group Holdings NV (A)	17,348	346,440
Forum Energy Technologies, Inc. (A)	1,854	37,043
Helix Energy Solutions Group, Inc. (A)	27,114	293,916
Helmerich & Payne, Inc.	18,606	782,568
KLX Energy Services Holdings, Inc. (A)	2,366	18,313
Kodiak Gas Services, Inc.	2,852	77,974
Liberty Energy, Inc.	31,348	649,531
Nabors Industries, Ltd. (A)	1,801	155,120
Newpark Resources, Inc. (A)	14,381	103,831
Noble Corp. PLC	21,536	1,044,281
Oceaneering International, Inc. (A)	19,252	450,497
Oil States International, Inc. (A)	13,645	84,053
Patterson-UTI Energy, Inc.	67,726	808,648
ProFrac Holding Corp., Class A (A)	5,284	44,174
ProPetro Holding Corp. (A)	17,969	145,190
Ranger Energy Services, Inc.	3,022	34,118
RPC, Inc.	16,733	129,513
SEACOR Marine Holdings, Inc. (A)	4,715	65,727
Seadrill, Ltd. (A)	8,961	450,738
Select Water Solutions, Inc.	16,369	151,086
Solaris Oilfield Infrastructure, Inc., Class A	5,815	50,416
TETRA Technologies, Inc. (A)	23,697	104,978
Tidewater, Inc. (A)	8,935	822,020
U.S. Silica Holdings, Inc. (A)	14,686	182,253
Valaris, Ltd. (A)	11,432	860,372
Weatherford International PLC (A)	13,647	1,575,137
		13,098,256
Oil, gas and consumable fuels – 4.5%
Amplify Energy Corp. (A)	7,693	50,851
Ardmore Shipping Corp.	7,920	130,046
Berry Corp.	14,431	116,170
California Resources Corp.	13,510	744,401
Callon Petroleum Company (A)	11,603	414,923
Centrus Energy Corp., Class A (A)	2,340	97,180
Chord Energy Corp.	8,063	1,437,149
Civitas Resources, Inc.	15,642	1,187,384
Clean Energy Fuels Corp. (A)	32,433	86,920
CNX Resources Corp. (A)	30,209	716,557
Comstock Resources, Inc.	18,156	168,488
CONSOL Energy, Inc.	5,831	488,405
Crescent Energy Company, Class A	15,289	181,939
CVR Energy, Inc.	5,781	206,150
Delek US Holdings, Inc.	12,214	375,458
DHT Holdings, Inc.	25,973	298,690
Dorian LPG, Ltd.	6,638	255,297
Empire Petroleum Corp. (A)(B)	3,180	16,250
Encore Energy Corp. (A)	29,596	129,630
Energy Fuels, Inc. (A)	30,948	194,663
Equitrans Midstream Corp.	83,837	1,047,124
Evolution Petroleum Corp.	7,579	46,535
Excelerate Energy, Inc., Class A	3,304	52,930
FLEX LNG, Ltd.	5,745	146,095
FutureFuel Corp.	5,215	41,981
Gevo, Inc. (A)	52,594	40,429
Golar LNG, Ltd.	19,097	459,474
Granite Ridge Resources, Inc.	7,573	49,225
Green Plains, Inc. (A)	11,434	264,354
Gulfport Energy Corp. (A)	2,112	338,173
Hallador Energy Company (A)	5,001	26,655
HighPeak Energy, Inc.	2,606	41,097
International Seaways, Inc.	7,951	422,993

200

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Kinetik Holdings, Inc.	3,661	$145,964
Kosmos Energy, Ltd. (A)	88,582	527,949
Magnolia Oil & Gas Corp., Class A	34,495	895,145
Matador Resources Company	21,894	1,461,862
Murphy Oil Corp.	28,031	1,281,017
NACCO Industries, Inc., Class A	964	29,113
NextDecade Corp. (A)	15,319	87,012
Nordic American Tankers, Ltd.	39,203	153,676
Northern Oil and Gas, Inc.	17,115	679,123
Overseas Shipholding Group, Inc., Class A	11,629	74,426
Par Pacific Holdings, Inc. (A)	10,786	399,729
PBF Energy, Inc., Class A	21,168	1,218,642
Peabody Energy Corp.	21,659	525,447
Permian Resources Corp.	79,513	1,404,200
REX American Resources Corp. (A)	3,034	178,126
Riley Exploration Permian, Inc.	1,955	64,515
Ring Energy, Inc. (A)	27,915	54,713
SandRidge Energy, Inc.	6,612	96,337
Scorpio Tankers, Inc.	9,197	658,045
SFL Corp., Ltd.	22,162	292,095
SilverBow Resources, Inc. (A)	4,103	140,076
Sitio Royalties Corp., Class A	15,912	393,345
SM Energy Company	22,358	1,114,546
Talos Energy, Inc. (A)	22,858	318,412
Teekay Corp. (A)	11,662	84,899
Teekay Tankers, Ltd., Class A	4,627	270,263
Tellurian, Inc. (A)(B)	113,448	75,035
Uranium Energy Corp. (A)	74,515	502,976
VAALCO Energy, Inc.	21,200	147,764
Vertex Energy, Inc. (A)(B)	13,679	19,151
Vital Energy, Inc. (A)	4,562	239,687
Vitesse Energy, Inc.	4,890	116,040
W&T Offshore, Inc.	21,245	56,299
World Kinect Corp.	11,229	297,007
		24,276,252
		37,374,508
Financials – 15.2%
Banks – 8.0%
1st Source Corp.	3,131	164,127
ACNB Corp.	1,611	60,574
Amalgamated Financial Corp.	3,291	78,984
Amerant Bancorp, Inc.	4,941	115,076
American National Bankshares, Inc.	1,964	93,801
Ameris Bancorp	12,569	608,088
Ames National Corp.	2,029	40,945
Arrow Financial Corp.	2,901	72,583
Associated Banc-Corp.	28,398	610,841
Atlantic Union Bankshares Corp.	14,320	505,639
Axos Financial, Inc. (A)	10,499	567,366
Banc of California, Inc.	25,430	386,790
BancFirst Corp.	4,242	373,423
Bank First Corp.	1,890	163,806
Bank of Hawaii Corp.	7,439	464,119
Bank of Marin Bancorp	3,028	50,780
BankUnited, Inc.	13,978	391,384
Bankwell Financial Group, Inc.	1,156	29,987
Banner Corp.	6,416	307,968
Bar Harbor Bankshares	3,318	87,861
BayCom Corp.	2,460	50,701
BCB Bancorp, Inc.	3,390	35,426
Berkshire Hills Bancorp, Inc.	8,095	185,537
Blue Foundry Bancorp (A)	4,726	44,235
Bridgewater Bancshares, Inc. (A)	4,499	52,368
Brookline Bancorp, Inc.	16,941	168,732
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Burke & Herbert Financial Services Corp.	1,310	$73,399
Business First Bancshares, Inc.	4,622	102,978
Byline Bancorp, Inc.	5,302	115,159
C&F Financial Corp.	680	33,320
Cadence Bank	34,900	1,012,100
Cambridge Bancorp	1,492	101,695
Camden National Corp.	2,770	92,850
Capital Bancorp, Inc.	2,267	47,222
Capital City Bank Group, Inc.	2,787	77,200
Capitol Federal Financial, Inc.	25,025	149,149
Capstar Financial Holdings, Inc.	3,787	76,119
Carter Bankshares, Inc. (A)	4,884	61,734
Cathay General Bancorp	13,085	495,006
Central Pacific Financial Corp.	4,980	98,355
Chemung Financial Corp.	749	31,818
ChoiceOne Financial Services, Inc.	1,451	39,685
Citizens & Northern Corp.	3,018	56,678
Citizens Financial Services, Inc.	700	34,440
City Holding Company	2,741	285,667
Civista Bancshares, Inc.	3,090	47,524
CNB Financial Corp.	3,835	78,196
Coastal Financial Corp. (A)	2,134	82,949
Codorus Valley Bancorp, Inc.	2,033	46,271
Colony Bankcorp, Inc.	3,694	42,481
Columbia Financial, Inc. (A)	6,257	107,683
Community Bank System, Inc.	10,109	485,535
Community Trust Bancorp, Inc.	3,105	132,428
Community West Bancshares	2,099	41,749
ConnectOne Bancorp, Inc.	7,099	138,431
CrossFirst Bankshares, Inc. (A)	8,629	119,425
Customers Bancorp, Inc. (A)	5,577	295,916
CVB Financial Corp.	25,169	449,015
Dime Community Bancshares, Inc.	6,886	132,624
Eagle Bancorp, Inc.	5,319	124,943
Eastern Bankshares, Inc.	29,551	407,213
Enterprise Financial Services Corp.	6,838	277,349
Equity Bancshares, Inc., Class A	2,881	99,020
Esquire Financial Holdings, Inc.	1,198	56,869
ESSA Bancorp, Inc.	2,030	37,007
Evans Bancorp, Inc.	1,094	32,667
Farmers & Merchants Bancorp, Inc.	2,777	61,899
Farmers National Banc Corp.	7,495	100,133
FB Financial Corp.	6,783	255,448
Fidelity D&D Bancorp, Inc.	905	43,829
Financial Institutions, Inc.	3,023	56,893
First Bancorp (North Carolina)	7,593	274,259
First Bancorp (Puerto Rico)	31,608	554,404
First Bank	4,101	56,348
First Busey Corp.	10,579	254,425
First Business Financial Services, Inc.	1,580	59,250
First Commonwealth Financial Corp.	19,632	273,277
First Community Bankshares, Inc.	3,231	111,890
First Financial Bancorp	17,682	396,430
First Financial Bankshares, Inc.	24,995	820,086
First Financial Corp.	2,241	85,898
First Foundation, Inc.	10,215	77,123
First Interstate BancSystem, Inc., Class A	15,523	422,381
First Merchants Corp.	11,170	389,833
First Mid Bancshares, Inc.	4,392	143,531
First Western Financial, Inc. (A)	1,726	25,165
Five Star Bancorp	2,627	59,108
Flushing Financial Corp.	5,619	70,856
FS Bancorp, Inc.	1,325	45,991

201

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fulton Financial Corp.	30,505	$484,724
German American Bancorp, Inc.	5,760	199,526
Glacier Bancorp, Inc.	21,481	865,255
Great Southern Bancorp, Inc.	1,772	97,141
Greene County Bancorp, Inc.	1,319	37,974
Guaranty Bancshares, Inc.	1,721	52,250
Hancock Whitney Corp.	16,406	755,332
Hanmi Financial Corp.	5,525	87,958
HarborOne Bancorp, Inc.	8,116	86,517
HBT Financial, Inc.	2,750	52,360
Heartland Financial USA, Inc.	7,927	278,634
Heritage Commerce Corp.	11,433	98,095
Heritage Financial Corp.	6,478	125,608
Hilltop Holdings, Inc.	8,752	274,113
Home Bancorp, Inc.	1,258	48,194
Home BancShares, Inc.	35,728	877,837
HomeStreet, Inc.	3,559	53,563
HomeTrust Bancshares, Inc.	3,251	88,882
Hope Bancorp, Inc.	23,266	267,792
Horizon Bancorp, Inc.	8,497	109,017
Independent Bank Corp. (Massachusetts)	8,383	436,084
Independent Bank Corp. (Michigan)	3,213	81,450
Independent Bank Group, Inc.	6,831	311,835
International Bancshares Corp.	10,223	573,919
John Marshall Bancorp, Inc.	2,602	46,628
Kearny Financial Corp.	10,523	67,768
Lakeland Bancorp, Inc.	12,705	153,731
Lakeland Financial Corp.	4,852	321,785
LCNB Corp.	2,512	40,041
Live Oak Bancshares, Inc.	6,613	274,506
Macatawa Bank Corp.	5,718	55,979
MainStreet Bancshares, Inc.	1,287	23,372
Mercantile Bank Corp.	3,062	117,856
Metrocity Bankshares, Inc.	4,049	101,063
Metropolitan Bank Holding Corp. (A)	1,889	72,727
Mid Penn Bancorp, Inc.	3,284	65,713
Middlefield Banc Corp.	1,576	37,635
Midland States Bancorp, Inc.	4,015	100,897
MidWestOne Financial Group, Inc.	3,076	72,101
MVB Financial Corp.	2,384	53,187
National Bank Holdings Corp., Class A	7,083	255,484
National Bankshares, Inc.	1,314	43,901
NBT Bancorp, Inc.	8,742	320,657
Nicolet Bankshares, Inc.	2,501	215,061
Northeast Bank	1,282	70,946
Northeast Community Bancorp, Inc.	1,984	31,208
Northfield Bancorp, Inc.	7,443	72,346
Northrim BanCorp, Inc.	1,023	51,672
Northwest Bancshares, Inc.	24,084	280,579
Norwood Financial Corp.	1,550	42,176
Oak Valley Bancorp	1,276	31,619
OceanFirst Financial Corp.	10,506	172,403
OFG Bancorp	8,919	328,308
Old National Bancorp	55,692	969,598
Old Second Bancorp, Inc.	8,703	120,450
Orange County Bancorp, Inc.	1,028	47,288
Origin Bancorp, Inc.	5,632	175,944
Orrstown Financial Services, Inc.	2,047	54,798
Pacific Premier Bancorp, Inc.	18,083	433,992
Park National Corp.	2,715	368,833
Parke Bancorp, Inc.	2,080	35,828
Pathward Financial, Inc.	5,103	257,599
PCB Bancorp	2,529	41,299
Peapack-Gladstone Financial Corp.	3,176	77,272
Penns Woods Bancorp, Inc.	1,260	24,457
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Peoples Bancorp, Inc.	6,942	$205,553
Peoples Financial Services Corp.	1,378	59,406
Plumas Bancorp	1,078	39,660
Ponce Financial Group, Inc. (A)	4,116	36,632
Preferred Bank	2,321	178,183
Premier Financial Corp.	6,921	140,496
Primis Financial Corp.	4,121	50,153
Princeton Bancorp, Inc.	933	28,718
Provident Financial Services, Inc.	13,084	190,634
QCR Holdings, Inc.	3,050	185,257
RBB Bancorp	2,717	48,933
Red River Bancshares, Inc.	1,012	50,387
Renasant Corp.	10,735	336,220
Republic Bancorp, Inc., Class A	1,763	89,913
S&T Bancorp, Inc.	7,303	234,280
Sandy Spring Bancorp, Inc.	8,175	189,497
Seacoast Banking Corp. of Florida	16,153	410,125
ServisFirst Bancshares, Inc.	9,789	649,598
Shore Bancshares, Inc.	6,443	74,095
Sierra Bancorp	2,794	56,439
Simmons First National Corp., Class A	23,496	457,232
SmartFinancial, Inc.	3,659	77,095
South Plains Financial, Inc.	2,362	63,207
Southern First Bancshares, Inc. (A)	1,789	56,819
Southern Missouri Bancorp, Inc.	1,763	77,061
Southern States Bancshares, Inc.	1,510	39,139
Southside Bancshares, Inc.	5,590	163,396
SouthState Corp.	14,527	1,235,231
Stellar Bancorp, Inc.	9,217	224,526
Stock Yards Bancorp, Inc.	5,433	265,728
Summit Financial Group, Inc.	2,093	56,846
Texas Capital Bancshares, Inc. (A)	9,003	554,135
The Bancorp, Inc. (A)	9,939	332,559
The Bank of NT Butterfield & Son, Ltd.	8,923	285,447
The First Bancorp, Inc.	2,627	64,729
The First Bancshares, Inc.	5,873	152,404
The First of Long Island Corp.	3,906	43,318
The Hingham Institution for Savings	271	47,279
Third Coast Bancshares, Inc. (A)	2,646	52,973
Timberland Bancorp, Inc.	1,397	37,607
Tompkins Financial Corp.	2,728	137,191
Towne Bank	14,018	393,345
TriCo Bancshares	6,048	222,445
Triumph Financial, Inc. (A)	4,217	334,492
Trustmark Corp.	11,915	334,931
UMB Financial Corp.	8,423	732,717
United Bankshares, Inc.	24,910	891,529
United Community Banks, Inc.	22,521	592,753
Unity Bancorp, Inc.	1,592	43,939
Univest Financial Corp.	5,680	118,258
USCB Financial Holdings, Inc.	2,644	30,142
Valley National Bancorp	82,272	654,885
Veritex Holdings, Inc.	9,652	197,769
Virginia National Bankshares Corp.	857	25,796
WaFd, Inc.	12,751	370,162
Washington Trust Bancorp, Inc.	2,971	79,860
WesBanco, Inc.	11,070	329,997
West BanCorp, Inc.	3,236	57,698
Westamerica BanCorp	4,994	244,107
WSFS Financial Corp.	11,470	517,756
		42,892,916
Capital markets – 1.3%
AlTi Global, Inc. (A)(B)	4,304	24,361
Artisan Partners Asset Management, Inc., Class A	11,509	526,767

202

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
AssetMark Financial Holdings, Inc. (A)	4,429	$156,831
B. Riley Financial, Inc. (B)	3,924	83,071
Bakkt Holdings, Inc. (A)	15,717	7,227
BGC Group, Inc., Class A	68,789	534,491
Brightsphere Investment Group, Inc.	6,214	141,928
Cohen & Steers, Inc.	5,055	388,679
Diamond Hill Investment Group, Inc.	522	80,477
Donnelley Financial Solutions, Inc. (A)	4,778	296,284
Forge Global Holdings, Inc. (A)	19,746	38,110
GCM Grosvenor, Inc., Class A	9,818	94,842
Hamilton Lane, Inc., Class A	7,005	789,884
Moelis & Company, Class A	12,767	724,783
Open Lending Corp. (A)	19,874	124,411
P10, Inc., Class A	9,410	79,232
Patria Investments, Ltd., Class A	10,830	160,717
Perella Weinberg Partners	8,194	115,781
Piper Sandler Companies	3,288	652,635
PJT Partners, Inc., Class A	4,498	423,981
StepStone Group, Inc., Class A	10,754	384,348
StoneX Group, Inc. (A)	5,273	370,481
Victory Capital Holdings, Inc., Class A	5,136	217,920
Virtus Investment Partners, Inc.	1,303	323,118
WisdomTree, Inc.	27,142	249,435
		6,989,794
Consumer finance – 0.7%
Atlanticus Holdings Corp. (A)	765	22,636
Bread Financial Holdings, Inc.	9,441	351,583
Encore Capital Group, Inc. (A)	4,400	200,684
Enova International, Inc. (A)	5,431	341,230
FirstCash Holdings, Inc.	7,250	924,665
Green Dot Corp., Class A (A)	9,871	92,096
LendingClub Corp. (A)	21,303	187,253
LendingTree, Inc. (A)	2,145	90,819
Navient Corp.	15,495	269,613
Nelnet, Inc., Class A	2,421	229,148
NerdWallet, Inc., Class A (A)	6,735	99,005
PRA Group, Inc. (A)	7,304	190,488
PROG Holdings, Inc.	8,584	295,633
Regional Management Corp.	1,522	36,848
Upstart Holdings, Inc. (A)	14,403	387,297
World Acceptance Corp. (A)	810	117,434
		3,836,432
Financial services – 2.4%
Acacia Research Corp. (A)	7,924	42,235
Alerus Financial Corp.	3,843	83,893
A-Mark Precious Metals, Inc.	3,594	110,300
AvidXchange Holdings, Inc. (A)	29,537	388,412
Banco Latinoamericano de Comercio Exterior SA, Class E	5,377	159,267
Cannae Holdings, Inc. (A)	12,923	287,408
Cantaloupe, Inc. (A)	11,049	71,045
Cass Information Systems, Inc.	2,841	136,851
Compass Diversified Holdings	12,193	293,486
Enact Holdings, Inc.	5,709	178,007
Essent Group, Ltd.	20,028	1,191,866
EVERTEC, Inc.	12,574	501,703
Federal Agricultural Mortgage Corp., Class C	1,784	351,234
Flywire Corp. (A)	20,440	507,116
i3 Verticals, Inc., Class A (A)	4,423	101,242
International Money Express, Inc. (A)	6,065	138,464
Jackson Financial, Inc., Class A	15,285	1,010,950
Marqeta, Inc., Class A (A)	90,831	541,353
Merchants Bancorp	3,255	140,551
Mr. Cooper Group, Inc. (A)	12,359	963,384
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
NewtekOne, Inc.	5,060	$55,660
NMI Holdings, Inc., Class A (A)	15,332	495,837
Ocwen Financial Corp. (A)	1,286	34,735
PagSeguro Digital, Ltd., Class A (A)	38,051	543,368
Payoneer Global, Inc. (A)	52,597	255,621
Paysafe, Ltd. (A)	6,413	101,261
PennyMac Financial Services, Inc.	4,853	442,060
Radian Group, Inc.	29,432	985,089
Remitly Global, Inc. (A)	26,341	546,312
Repay Holdings Corp. (A)	15,981	175,791
StoneCo, Ltd., Class A (A)	55,826	927,270
TrustCo Bank Corp. NY	3,478	97,940
Velocity Financial, Inc. (A)	1,690	30,420
Walker & Dunlop, Inc.	6,094	615,860
Waterstone Financial, Inc.	3,936	47,901
		12,553,892
Insurance – 1.8%
Ambac Financial Group, Inc. (A)	9,022	141,014
American Coastal Insurance Corp. (A)	3,982	42,568
American Equity Investment Life Holding Company (A)	15,135	850,890
AMERISAFE, Inc.	3,946	197,971
BRP Group, Inc., Class A (A)	11,888	344,039
CNO Financial Group, Inc.	20,980	576,530
Crawford & Company, Class A	2,736	25,800
Donegal Group, Inc., Class A	4,206	59,473
eHealth, Inc. (A)	5,591	33,714
Employers Holdings, Inc.	5,070	230,127
Enstar Group, Ltd. (A)	2,308	717,234
F&G Annuities & Life, Inc.	3,689	149,589
Fidelis Insurance Holdings, Ltd.	9,153	178,300
Genworth Financial, Inc., Class A (A)	87,177	560,548
Goosehead Insurance, Inc., Class A (A)	4,113	274,008
Greenlight Capital Re, Ltd., Class A (A)	5,256	65,542
HCI Group, Inc.	1,294	150,208
Hippo Holdings, Inc. (A)	1,259	23,002
Horace Mann Educators Corp.	8,043	297,511
Investors Title Company	219	35,739
James River Group Holdings, Ltd.	8,071	75,060
Lemonade, Inc. (A)	10,092	165,610
Maiden Holdings, Ltd. (A)	5,771	12,985
MBIA, Inc. (A)	9,297	62,848
Mercury General Corp.	5,320	274,512
National Western Life Group, Inc., Class A	454	223,350
Oscar Health, Inc., Class A (A)	30,984	460,732
Palomar Holdings, Inc. (A)	4,696	393,666
ProAssurance Corp. (A)	9,913	127,481
Safety Insurance Group, Inc.	2,798	229,968
Selective Insurance Group, Inc.	11,697	1,276,961
SelectQuote, Inc. (A)	24,466	48,932
SiriusPoint, Ltd. (A)	14,056	178,652
Skyward Specialty Insurance Group, Inc. (A)	4,704	175,977
Stewart Information Services Corp.	5,199	338,247
Tiptree, Inc.	5,027	86,867
Trupanion, Inc. (A)	7,857	216,932
United Fire Group, Inc.	4,268	92,914
Universal Insurance Holdings, Inc.	4,943	100,442
		9,495,943
Mortgage real estate investment trusts – 1.0%
AFC Gamma, Inc.	3,298	40,829
Angel Oak Mortgage REIT, Inc.	2,544	27,323
Apollo Commercial Real Estate Finance, Inc.	27,348	304,657

203

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Arbor Realty Trust, Inc.	35,298	$467,699
Ares Commercial Real Estate Corp.	9,176	68,361
ARMOUR Residential REIT, Inc.	9,701	191,789
Blackstone Mortgage Trust, Inc., Class A	32,765	652,351
BrightSpire Capital, Inc.	24,393	168,068
Chicago Atlantic Real Estate Finance, Inc.	3,286	51,820
Chimera Investment Corp.	44,959	207,261
Claros Mortgage Trust, Inc.	17,976	175,446
Dynex Capital, Inc.	10,947	136,290
Ellington Financial, Inc.	15,304	180,740
Franklin BSP Realty Trust, Inc.	15,205	203,139
Granite Point Mortgage Trust, Inc.	9,263	44,185
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,811	591,032
Invesco Mortgage Capital, Inc.	8,973	86,859
KKR Real Estate Finance Trust, Inc.	11,811	118,819
Ladder Capital Corp.	21,722	241,766
MFA Financial, Inc.	18,912	215,786
New York Mortgage Trust, Inc.	17,778	128,002
Orchid Island Capital, Inc.	10,420	93,051
PennyMac Mortgage Investment Trust	16,673	244,760
Ready Capital Corp.	31,219	285,029
Redwood Trust, Inc.	23,338	148,663
TPG RE Finance Trust, Inc.	13,813	106,636
Two Harbors Investment Corp.	19,075	252,553
		5,432,914
		81,201,891
Health care – 14.7%
Biotechnology – 7.6%
2seventy bio, Inc. (A)	10,848	58,037
4D Molecular Therapeutics, Inc. (A)	7,933	252,745
89bio, Inc. (A)	14,152	164,729
ACADIA Pharmaceuticals, Inc. (A)	23,420	433,036
ACELYRIN, Inc. (A)	12,406	83,741
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	57,979
Acrivon Therapeutics, Inc. (A)(B)	1,726	12,341
Actinium Pharmaceuticals, Inc. (A)	2,993	23,435
Adicet Bio, Inc. (A)	6,054	14,227
ADMA Biologics, Inc. (A)	42,763	282,236
Aduro Biotech, Inc. (A)(C)	4,010	9,932
Aerovate Therapeutics, Inc. (A)	2,155	63,723
Agenus, Inc. (A)	74,302	43,095
Agios Pharmaceuticals, Inc. (A)	10,865	317,693
Akero Therapeutics, Inc. (A)	11,141	281,422
Albireo Pharma, Inc. (A)(C)	3,774	8,114
Aldeyra Therapeutics, Inc. (A)	10,000	32,700
Alector, Inc. (A)	13,917	83,780
Alkermes PLC (A)	32,060	867,864
Allakos, Inc. (A)	14,792	18,638
Allogene Therapeutics, Inc. (A)	18,056	80,710
Allovir, Inc. (A)	13,299	10,039
Alpine Immune Sciences, Inc. (A)	6,804	269,711
Altimmune, Inc. (A)	11,069	112,682
ALX Oncology Holdings, Inc. (A)	5,735	63,945
Amicus Therapeutics, Inc. (A)	56,310	663,332
AnaptysBio, Inc. (A)	4,055	91,319
Anavex Life Sciences Corp. (A)	14,971	76,202
Anika Therapeutics, Inc. (A)	2,914	74,016
Annexon, Inc. (A)	11,533	82,692
Apogee Therapeutics, Inc. (A)	7,763	515,851
Arbutus Biopharma Corp. (A)(B)	28,399	73,269
Arcellx, Inc. (A)	7,391	514,044
Arcturus Therapeutics Holdings, Inc. (A)	4,598	155,274
Arcus Biosciences, Inc. (A)	10,496	198,164
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arcutis Biotherapeutics, Inc. (A)	15,775	$156,330
Ardelyx, Inc. (A)	44,215	322,770
Arrowhead Pharmaceuticals, Inc. (A)	21,212	606,663
ARS Pharmaceuticals, Inc. (A)	2,736	27,962
Astria Therapeutics, Inc. (A)	8,799	123,846
Atara Biotherapeutics, Inc. (A)	23,063	16,006
Aura Biosciences, Inc. (A)	6,210	48,749
Aurinia Pharmaceuticals, Inc. (A)	26,856	134,549
Avid Bioservices, Inc. (A)	13,142	88,051
Avidity Biosciences, Inc. (A)	14,339	365,931
Avita Medical, Inc. (A)	4,900	78,547
Beam Therapeutics, Inc. (A)	14,413	476,206
BioAtla, Inc. (A)	5,250	18,060
BioCryst Pharmaceuticals, Inc. (A)	37,942	192,745
Biohaven, Ltd. (A)	13,198	721,799
Biomea Fusion, Inc. (A)	4,134	61,803
Bioxcel Therapeutics, Inc. (A)	3,560	10,039
Bluebird Bio, Inc. (A)(B)	30,356	38,856
Blueprint Medicines Corp. (A)	11,715	1,111,285
Bridgebio Pharma, Inc. (A)	22,600	698,792
Cabaletta Bio, Inc. (A)	6,464	110,276
CareDx, Inc. (A)	10,179	107,796
Cargo Therapeutics, Inc. (A)	3,598	80,307
Caribou Biosciences, Inc. (A)	16,643	85,545
Carisma Therapeutics, Inc. (A)	6,163	13,990
Catalyst Pharmaceuticals, Inc. (A)	19,588	312,233
Celcuity, Inc. (A)	3,995	86,292
Celldex Therapeutics, Inc. (A)	11,096	465,699
Century Therapeutics, Inc. (A)	2,392	9,999
Cerevel Therapeutics Holdings, Inc. (A)	13,788	582,819
CG Oncology, Inc. (A)	3,761	165,108
Chinook Therapeutics, Inc. (A)(C)	12,035	4,694
Cogent Biosciences, Inc. (A)	16,248	109,187
Coherus Biosciences, Inc. (A)	19,758	47,222
Compass Therapeutics, Inc. (A)	20,318	40,230
Crinetics Pharmaceuticals, Inc. (A)	12,753	596,968
Cue Biopharma, Inc. (A)	4,901	9,263
Cullinan Oncology, Inc. (A)	5,626	95,867
Cytokinetics, Inc. (A)	18,314	1,283,995
Day One Biopharmaceuticals, Inc. (A)	12,647	208,928
Deciphera Pharmaceuticals, Inc. (A)	10,407	163,702
Denali Therapeutics, Inc. (A)	23,290	477,911
Design Therapeutics, Inc. (A)	3,870	15,596
Disc Medicine, Inc. (A)	1,806	112,442
Dynavax Technologies Corp. (A)	25,144	312,037
Dyne Therapeutics, Inc. (A)	10,775	305,902
Eagle Pharmaceuticals, Inc. (A)(B)	2,442	12,796
Editas Medicine, Inc. (A)	16,255	120,612
Emergent BioSolutions, Inc. (A)	4,034	10,206
Enanta Pharmaceuticals, Inc. (A)	4,449	77,680
Entrada Therapeutics, Inc. (A)	3,961	56,127
Erasca, Inc. (A)	19,311	39,781
Fate Therapeutics, Inc. (A)	17,119	125,653
Fennec Pharmaceuticals, Inc. (A)	3,830	42,590
FibroGen, Inc. (A)	13,990	32,877
Foghorn Therapeutics, Inc. (A)	4,953	33,235
Genelux Corp. (A)	3,799	24,428
Generation Bio Company (A)	10,224	41,612
Geron Corp. (A)	100,050	330,165
Gritstone bio, Inc. (A)(B)	19,793	50,868
Halozyme Therapeutics, Inc. (A)	25,000	1,017,000
Heron Therapeutics, Inc. (A)	19,377	53,674
HilleVax, Inc. (A)	5,420	90,135
Humacyte, Inc. (A)	12,791	39,780
Icosavax, Inc. (A)(C)	6,029	1,869

204

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ideaya Biosciences, Inc. (A)	11,919	$523,006
IGM Biosciences, Inc. (A)	1,546	14,919
Immuneering Corp., Class A (A)	4,640	13,410
ImmunityBio, Inc. (A)	26,365	141,580
Immunovant, Inc. (A)	10,385	335,539
Inhibrx, Inc. (A)	6,820	238,427
Inozyme Pharma, Inc. (A)	9,978	76,431
Insmed, Inc. (A)	26,895	729,661
Intellia Therapeutics, Inc. (A)	17,593	483,983
Iovance Biotherapeutics, Inc. (A)	45,210	670,012
Ironwood Pharmaceuticals, Inc. (A)	27,931	243,279
iTeos Therapeutics, Inc. (A)	5,452	74,365
Janux Therapeutics, Inc. (A)(B)	3,380	127,257
KalVista Pharmaceuticals, Inc. (A)	6,643	78,786
Karyopharm Therapeutics, Inc. (A)	15,774	23,819
Keros Therapeutics, Inc. (A)	4,518	299,092
Kezar Life Sciences, Inc. (A)	17,702	15,960
Kiniksa Pharmaceuticals, Ltd., Class A (A)	6,376	125,798
Kodiak Sciences, Inc. (A)	4,481	23,570
Krystal Biotech, Inc. (A)	4,194	746,238
Kura Oncology, Inc. (A)	13,763	293,565
Kymera Therapeutics, Inc. (A)	7,560	303,912
Larimar Therapeutics, Inc. (A)	4,058	30,800
LENZ Therapeutics, Inc.	431	9,634
Lexeo Therapeutics, Inc. (A)	1,216	19,067
Lexicon Pharmaceuticals, Inc. (A)	13,156	31,574
Lineage Cell Therapeutics, Inc. (A)(B)	32,559	48,187
Lyell Immunopharma, Inc. (A)	36,975	82,454
MacroGenics, Inc. (A)	11,795	173,622
Madrigal Pharmaceuticals, Inc. (A)	2,858	763,200
MannKind Corp. (A)	51,255	232,185
MeiraGTx Holdings PLC (A)	7,764	47,127
Merrimack Pharmaceuticals, Inc. (A)	2,411	35,610
Mersana Therapeutics, Inc. (A)	22,020	98,650
MiMedx Group, Inc. (A)	22,804	175,591
Mineralys Therapeutics, Inc. (A)	4,365	56,352
Mirum Pharmaceuticals, Inc. (A)	4,937	124,017
Monte Rosa Therapeutics, Inc. (A)	5,738	40,453
Morphic Holding, Inc. (A)	7,358	259,002
Mural Oncology PLC (A)	3,434	16,792
Myriad Genetics, Inc. (A)	16,030	341,760
Nkarta, Inc. (A)	5,112	55,261
Novavax, Inc. (A)	18,509	88,473
Nurix Therapeutics, Inc. (A)	9,412	138,356
Nuvalent, Inc., Class A (A)	5,129	385,137
Nuvectis Pharma, Inc. (A)	1,476	12,103
Ocean Biomedical, Inc. (A)	599	2,267
Olema Pharmaceuticals, Inc. (A)	5,487	62,113
Omega Therapeutics, Inc. (A)	5,661	20,663
Organogenesis Holdings, Inc. (A)	13,782	39,141
ORIC Pharmaceuticals, Inc. (A)	7,771	106,851
Outlook Therapeutics, Inc. (A)(B)	1,253	14,961
Ovid therapeutics, Inc. (A)	13,880	42,334
PDL BioPharma, Inc. (A)(C)	28,581	17,149
PDS Biotechnology Corp. (A)(B)	6,461	25,586
PepGen, Inc. (A)	1,466	21,550
PMV Pharmaceuticals, Inc. (A)	5,840	9,928
Poseida Therapeutics, Inc. (A)	13,049	41,626
Precigen, Inc. (A)	13,446	19,497
Prelude Therapeutics, Inc. (A)	2,097	9,940
Prime Medicine, Inc. (A)	8,376	58,632
ProKidney Corp. (A)(B)	7,119	11,675
Protagonist Therapeutics, Inc. (A)	11,108	321,354
Prothena Corp. PLC (A)	8,591	212,799
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
PTC Therapeutics, Inc. (A)	13,964	$406,213
Radius Health, Inc. (A)(C)	9,985	799
Rallybio Corp. (A)	5,983	11,069
RAPT Therapeutics, Inc. (A)	6,236	55,999
Recursion Pharmaceuticals, Inc., Class A (A)	26,987	269,060
REGENXBIO, Inc. (A)	8,132	171,341
Relay Therapeutics, Inc. (A)	18,061	149,906
Replimune Group, Inc. (A)	10,773	88,015
REVOLUTION Medicines, Inc. (A)	26,940	868,276
Rhythm Pharmaceuticals, Inc. (A)	10,127	438,803
Rigel Pharmaceuticals, Inc. (A)	38,466	56,930
Rocket Pharmaceuticals, Inc. (A)	12,178	328,075
Sage Therapeutics, Inc. (A)	10,488	196,545
Sagimet Biosciences, Inc., Class A (A)	3,417	18,520
Sana Biotechnology, Inc. (A)	18,987	189,870
Sangamo Therapeutics, Inc. (A)	35,760	23,966
Savara, Inc. (A)	17,905	89,167
Scholar Rock Holding Corp. (A)	10,918	193,904
SpringWorks Therapeutics, Inc. (A)	13,297	654,478
Stoke Therapeutics, Inc. (A)	6,129	82,742
Summit Therapeutics, Inc. (A)	22,626	93,672
Sutro Biopharma, Inc. (A)	13,918	78,637
Syndax Pharmaceuticals, Inc. (A)	13,379	318,420
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Tango Therapeutics, Inc. (A)	9,130	72,492
Tenaya Therapeutics, Inc. (A)	7,257	37,954
TG Therapeutics, Inc. (A)	26,700	406,107
Travere Therapeutics, Inc. (A)	15,271	117,739
Turnstone Biologics Corp. (A)	3,471	9,094
Twist Bioscience Corp. (A)	11,256	386,193
Tyra Biosciences, Inc. (A)	3,238	53,103
UroGen Pharma, Ltd. (A)(B)	5,823	87,345
Vanda Pharmaceuticals, Inc. (A)	12,383	50,894
Vaxcyte, Inc. (A)	19,708	1,346,253
Vera Therapeutics, Inc. (A)	7,491	323,012
Veracyte, Inc. (A)	14,564	322,738
Vericel Corp. (A)	9,209	479,052
Verve Therapeutics, Inc. (A)	11,528	153,092
Vigil Neuroscience, Inc. (A)	3,406	11,614
Viking Therapeutics, Inc. (A)	19,393	1,590,226
Vir Biotechnology, Inc. (A)	17,358	175,837
Viridian Therapeutics, Inc. (A)	8,819	154,421
Vor BioPharma, Inc. (A)	5,080	12,040
Voyager Therapeutics, Inc. (A)	6,848	63,755
Xencor, Inc. (A)	11,744	259,895
XOMA Corp. (A)	516	12,410
Y-mAbs Therapeutics, Inc. (A)	7,365	119,755
Zentalis Pharmaceuticals, Inc. (A)	11,656	183,699
Zura Bio, Ltd. (A)	3,116	8,008
Zymeworks, Inc. (A)	10,705	112,617
		40,614,869
Health care equipment and supplies – 2.5%
Accuray, Inc. (A)	20,909	51,645
Alphatec Holdings, Inc. (A)	18,070	249,185
AngioDynamics, Inc. (A)	8,324	48,862
Artivion, Inc. (A)	7,864	166,402
AtriCure, Inc. (A)	8,840	268,913
Atrion Corp.	264	122,377
Avanos Medical, Inc. (A)	8,531	169,852
Axogen, Inc. (A)	8,202	66,190
Axonics, Inc. (A)	9,533	657,491
Butterfly Network, Inc. (A)	31,271	33,773
Cerus Corp. (A)	35,208	66,543
ClearPoint Neuro, Inc. (A)	5,627	38,264

205

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
CONMED Corp.	5,870	$470,070
Cutera, Inc. (A)(B)	3,789	5,570
CVRx, Inc. (A)	1,964	35,764
Embecta Corp.	11,159	148,080
Glaukos Corp. (A)	9,115	859,453
Haemonetics Corp. (A)	9,586	818,165
Inari Medical, Inc. (A)	10,285	493,474
Inmode, Ltd. (A)	14,596	315,420
Inogen, Inc. (A)	5,434	43,852
Integer Holdings Corp. (A)	6,369	743,135
iRadimed Corp.	1,590	69,944
iRhythm Technologies, Inc. (A)	5,883	682,428
Lantheus Holdings, Inc. (A)	13,069	813,415
LeMaitre Vascular, Inc.	3,906	259,202
LivaNova PLC (A)	10,362	579,650
Merit Medical Systems, Inc. (A)	10,864	822,948
Neogen Corp. (A)	41,833	660,125
Nevro Corp. (A)	6,730	97,181
Omnicell, Inc. (A)	8,590	251,086
OraSure Technologies, Inc. (A)	14,136	86,936
Orchestra BioMed Holdings, Inc. (A)	3,034	15,989
Orthofix Medical, Inc. (A)	6,789	98,576
OrthoPediatrics Corp. (A)	2,951	86,051
Outset Medical, Inc. (A)	10,364	23,008
Paragon 28, Inc. (A)	9,182	113,398
PROCEPT BioRobotics Corp. (A)	7,777	384,339
Pulmonx Corp. (A)	7,865	72,909
Pulse Biosciences, Inc. (A)	3,344	29,126
RxSight, Inc. (A)	5,551	286,321
Sanara Medtech, Inc. (A)	930	34,410
Semler Scientific, Inc. (A)	865	25,267
SI-BONE, Inc. (A)	7,786	127,457
Sight Sciences, Inc. (A)	2,071	10,935
Silk Road Medical, Inc. (A)	7,477	136,979
STAAR Surgical Company (A)	9,319	356,731
Surmodics, Inc. (A)	2,751	80,714
Tactile Systems Technology, Inc. (A)	4,323	70,249
TransMedics Group, Inc. (A)	6,110	451,773
Treace Medical Concepts, Inc. (A)	9,386	122,487
UFP Technologies, Inc. (A)	1,388	350,054
Utah Medical Products, Inc.	598	42,524
Varex Imaging Corp. (A)	7,538	136,438
Zimvie, Inc. (A)	5,129	84,577
Zynex, Inc. (A)(B)	1,288	15,933
		13,351,640
Health care providers and services – 2.4%
23andMe Holding Company, Class A (A)	57,787	30,743
Accolade, Inc. (A)	13,967	146,374
AdaptHealth Corp. (A)	18,186	209,321
Addus HomeCare Corp. (A)	3,088	319,114
Agiliti, Inc. (A)	6,277	63,523
Alignment Healthcare, Inc. (A)	17,009	84,365
AMN Healthcare Services, Inc. (A)	7,312	457,073
Astrana Health, Inc. (A)	8,425	353,766
Aveanna Healthcare Holdings, Inc. (A)	10,376	25,836
BrightSpring Health Services, Inc. (A)	4,060	44,132
Brookdale Senior Living, Inc. (A)	35,997	237,940
CareMax, Inc. (A)	586	2,825
Castle Biosciences, Inc. (A)	5,000	110,750
Community Health Systems, Inc. (A)	23,459	82,107
CorVel Corp. (A)	1,683	442,562
Cross Country Healthcare, Inc. (A)	6,534	122,316
DocGo, Inc. (A)	16,361	66,098
Enhabit, Inc. (A)	9,612	111,980
Fulgent Genetics, Inc. (A)	4,290	93,093
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Guardant Health, Inc. (A)	21,711	$447,898
HealthEquity, Inc. (A)	16,326	1,332,691
Hims & Hers Health, Inc. (A)	23,924	370,104
InfuSystem Holdings, Inc. (A)	3,385	29,009
LifeStance Health Group, Inc. (A)	20,666	127,509
ModivCare, Inc. (A)	2,503	58,695
Nano-X Imaging, Ltd. (A)(B)	9,578	93,577
National HealthCare Corp.	2,385	225,406
National Research Corp.	3,022	119,701
NeoGenomics, Inc. (A)	24,394	383,474
OPKO Health, Inc. (A)(B)	86,860	104,232
Option Care Health, Inc. (A)	32,133	1,077,741
Owens & Minor, Inc. (A)	14,119	391,237
P3 Health Partners, Inc. (A)	9,337	9,617
Patterson Companies, Inc.	15,973	441,653
Pediatrix Medical Group, Inc. (A)	15,978	160,259
PetIQ, Inc. (A)	5,402	98,749
Privia Health Group, Inc. (A)	21,690	424,907
Progyny, Inc. (A)	15,314	584,229
Quipt Home Medical Corp. (A)	9,436	41,235
RadNet, Inc. (A)	11,573	563,142
Select Medical Holdings Corp.	20,066	604,990
Surgery Partners, Inc. (A)	14,443	430,835
The Ensign Group, Inc.	10,484	1,304,419
The Joint Corp. (A)	2,607	34,047
The Pennant Group, Inc. (A)	5,666	111,224
US Physical Therapy, Inc.	2,849	321,567
Viemed Healthcare, Inc. (A)	6,622	62,445
		12,958,510
Health care technology – 0.3%
American Well Corp., Class A (A)	52,950	42,927
Definitive Healthcare Corp. (A)	9,782	78,941
Evolent Health, Inc., Class A (A)	21,595	708,100
Health Catalyst, Inc. (A)	10,692	80,511
HealthStream, Inc.	4,323	115,251
MultiPlan Corp. (A)	79,993	64,890
OptimizeRx Corp. (A)	3,263	39,645
Phreesia, Inc. (A)	10,219	244,541
Schrodinger, Inc. (A)	10,371	280,017
Sharecare, Inc. (A)	56,157	43,101
Simulations Plus, Inc.	3,111	128,018
TruBridge, Inc. (A)	3,141	28,960
		1,854,902
Life sciences tools and services – 0.3%
Adaptive Biotechnologies Corp. (A)	24,284	77,952
Akoya Biosciences, Inc. (A)	6,182	28,994
BioLife Solutions, Inc. (A)	6,822	126,548
Codexis, Inc. (A)	13,821	48,235
CryoPort, Inc. (A)	8,570	151,689
Cytek Biosciences, Inc. (A)	24,301	163,060
Harvard Bioscience, Inc. (A)	8,949	37,944
MaxCyte, Inc. (A)	17,031	71,360
Mesa Laboratories, Inc.	1,000	109,730
OmniAb, Inc. (A)	18,681	101,251
OmniAb, Inc., $12.50 Earnout Shares (A)(C)	1,176	0
OmniAb, Inc., $15.00 Earnout Shares (A)(C)	1,176	0
Pacific Biosciences of California, Inc. (A)	50,305	188,644
Quanterix Corp. (A)	7,070	166,569
Quantum-Si, Inc. (A)(B)	19,037	37,503
Seer, Inc. (A)	5,160	9,804

206

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Standard BioTools, Inc. (A)	1,673	$4,534
		1,323,817
Pharmaceuticals – 1.6%
Aclaris Therapeutics, Inc. (A)	14,788	18,337
Amneal Pharmaceuticals, Inc. (A)	24,625	149,228
Amphastar Pharmaceuticals, Inc. (A)	7,325	321,641
Amylyx Pharmaceuticals, Inc. (A)	10,098	28,678
ANI Pharmaceuticals, Inc. (A)	2,936	202,966
Arvinas, Inc. (A)	9,716	401,076
Assertio Holdings, Inc. (A)	16,090	15,435
Atea Pharmaceuticals, Inc. (A)	15,112	61,052
Axsome Therapeutics, Inc. (A)	6,877	548,785
Biote Corp., Class A (A)	1,464	8,491
Cara Therapeutics, Inc. (A)	11,861	10,794
Cassava Sciences, Inc. (A)(B)	7,857	159,419
CinCor Pharma, Inc. (A)(C)	5,189	15,878
Collegium Pharmaceutical, Inc. (A)	6,337	246,002
Corcept Therapeutics, Inc. (A)	15,958	401,982
CorMedix, Inc. (A)(B)	10,474	44,410
Edgewise Therapeutics, Inc. (A)	10,294	187,763
Enliven Therapeutics, Inc. (A)(B)	5,028	88,443
Evolus, Inc. (A)	8,408	117,712
EyePoint Pharmaceuticals, Inc. (A)	6,720	138,902
Harmony Biosciences Holdings, Inc. (A)	6,441	216,289
Harrow, Inc. (A)(B)	5,839	77,250
Ikena Oncology, Inc. (A)	6,502	9,233
Innoviva, Inc. (A)	11,509	175,397
Intra-Cellular Therapies, Inc. (A)	18,057	1,249,544
Ligand Pharmaceuticals, Inc. (A)	3,338	244,008
Liquidia Corp. (A)	9,615	141,821
Longboard Pharmaceuticals, Inc. (A)	4,305	92,988
Marinus Pharmaceuticals, Inc. (A)	10,781	97,460
Neumora Therapeutics, Inc. (A)	3,105	42,694
NGM Biopharmaceuticals, Inc. (A)	6,252	9,941
Nuvation Bio, Inc. (A)	31,034	112,964
Ocular Therapeutix, Inc. (A)	20,979	190,909
Omeros Corp. (A)(B)	13,375	46,144
Optinose, Inc. (A)	6,544	9,554
Pacira BioSciences, Inc. (A)	8,787	256,756
Phathom Pharmaceuticals, Inc. (A)	6,338	67,310
Phibro Animal Health Corp., Class A	4,931	63,758
Pliant Therapeutics, Inc. (A)	11,123	165,733
Prestige Consumer Healthcare, Inc. (A)	9,597	696,358
Revance Therapeutics, Inc. (A)	17,297	85,101
Scilex Holding Company (A)	11,186	17,786
scPharmaceuticals, Inc. (A)	6,543	32,846
SIGA Technologies, Inc.	8,910	76,270
Supernus Pharmaceuticals, Inc. (A)	9,528	325,000
Taro Pharmaceutical Industries, Ltd. (A)	1,759	74,476
Tarsus Pharmaceuticals, Inc. (A)	5,771	209,776
Terns Pharmaceuticals, Inc. (A)	9,106	59,735
Theravance Biopharma, Inc. (A)(B)	10,189	91,395
Third Harmonic Bio, Inc. (A)	4,479	42,282
Trevi Therapeutics, Inc. (A)	5,535	19,096
Ventyx Biosciences, Inc. (A)	8,193	45,062
Verrica Pharmaceuticals, Inc. (A)	2,053	12,154
WaVe Life Sciences, Ltd. (A)	12,870	79,408
Xeris Biopharma Holdings, Inc. (A)	26,138	57,765
Zevra Therapeutics, Inc. (A)	8,704	50,483
		8,411,740
		78,515,478
Industrials – 16.8%
Aerospace and defense – 0.8%
AAR Corp. (A)	6,576	393,705
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
AeroVironment, Inc. (A)	5,115	$784,027
AerSale Corp. (A)	5,421	38,923
Archer Aviation, Inc., Class A (A)(B)	30,085	138,993
Astronics Corp. (A)	5,050	96,152
Cadre Holdings, Inc.	3,855	139,551
Ducommun, Inc. (A)	2,740	140,562
Eve Holding, Inc. (A)	1,796	9,698
Kaman Corp.	5,625	258,019
Kratos Defense & Security Solutions, Inc. (A)	25,169	462,606
Leonardo DRS, Inc. (A)	13,522	298,701
Moog, Inc., Class A	5,567	888,772
National Presto Industries, Inc.	1,060	88,828
Park Aerospace Corp.	3,869	64,341
Rocket Lab USA, Inc. (A)	55,871	229,630
Triumph Group, Inc. (A)	12,778	192,181
V2X, Inc. (A)	2,423	113,178
Virgin Galactic Holdings, Inc. (A)	63,795	94,417
		4,432,284
Air freight and logistics – 0.1%
Air Transport Services Group, Inc. (A)	9,862	135,701
Forward Air Corp.	5,136	159,781
Hub Group, Inc., Class A	11,769	508,656
Radiant Logistics, Inc. (A)	7,047	38,195
		842,333
Building products – 2.0%
AAON, Inc.	12,998	1,145,124
American Woodmark Corp. (A)	3,036	308,640
Apogee Enterprises, Inc.	4,112	243,430
AZZ, Inc.	4,741	366,527
CSW Industrials, Inc.	2,964	695,354
Gibraltar Industries, Inc. (A)	5,888	474,161
Griffon Corp.	7,557	554,230
Insteel Industries, Inc.	3,708	141,720
Janus International Group, Inc. (A)	16,276	246,256
JELD-WEN Holding, Inc. (A)	16,226	344,478
Masonite International Corp. (A)	4,208	553,142
Masterbrand, Inc. (A)	24,558	460,217
Quanex Building Products Corp.	6,298	242,032
Resideo Technologies, Inc. (A)	28,060	629,105
Simpson Manufacturing Company, Inc.	8,231	1,688,837
UFP Industries, Inc.	11,448	1,408,218
Zurn Elkay Water Solutions Corp.	28,330	948,205
		10,449,676
Commercial services and supplies – 1.5%
ABM Industries, Inc.	12,024	536,511
ACCO Brands Corp.	18,303	102,680
ACV Auctions, Inc., Class A (A)	24,368	457,387
Aris Water Solutions, Inc., Class A	5,922	83,796
BrightView Holdings, Inc. (A)	7,988	95,057
Casella Waste Systems, Inc., Class A (A)	10,862	1,073,926
CECO Environmental Corp. (A)	5,952	137,015
Cimpress PLC (A)	3,421	302,793
CoreCivic, Inc. (A)	21,664	338,175
Deluxe Corp.	8,449	173,965
Ennis, Inc.	5,413	111,021
Enviri Corp. (A)	15,822	144,771
Healthcare Services Group, Inc. (A)	14,124	176,268
HNI Corp.	8,819	398,001
Interface, Inc.	10,757	180,933
LanzaTech Global, Inc. (A)(B)	3,471	10,743
Li-Cycle Holdings Corp. (A)	29,577	30,464
Liquidity Services, Inc. (A)	4,643	86,360
Matthews International Corp., Class A	5,837	181,414

207

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
MillerKnoll, Inc.	14,136	$350,007
Montrose Environmental Group, Inc. (A)	5,540	217,002
OPENLANE, Inc. (A)	20,509	354,806
Performant Financial Corp. (A)	15,655	46,026
Pitney Bowes, Inc.	34,491	149,346
Quad/Graphics, Inc.	5,928	31,478
SP Plus Corp. (A)	3,927	205,068
Steelcase, Inc., Class A	18,162	237,559
The Brink's Company	8,550	789,849
The GEO Group, Inc. (A)	23,235	328,078
UniFirst Corp.	2,870	497,744
Viad Corp. (A)	4,119	162,659
VSE Corp.	2,523	201,840
		8,192,742
Construction and engineering – 1.9%
Ameresco, Inc., Class A (A)	6,228	150,282
API Group Corp. (A)	40,150	1,576,691
Arcosa, Inc.	9,297	798,240
Argan, Inc.	2,497	126,198
Bowman Consulting Group, Ltd. (A)	2,061	71,702
Comfort Systems USA, Inc.	6,798	2,159,793
Concrete Pumping Holdings, Inc. (A)	4,838	38,220
Construction Partners, Inc., Class A (A)	7,895	443,304
Dycom Industries, Inc. (A)	5,503	789,846
Fluor Corp. (A)	27,335	1,155,724
Granite Construction, Inc.	8,460	483,320
Great Lakes Dredge & Dock Corp. (A)	13,402	117,268
IES Holdings, Inc. (A)	1,630	198,273
Limbach Holdings, Inc. (A)	1,815	75,177
MYR Group, Inc. (A)	3,139	554,818
Northwest Pipe Company (A)	1,966	68,181
Primoris Services Corp.	10,122	430,894
Sterling Infrastructure, Inc. (A)	5,771	636,599
Tutor Perini Corp. (A)	8,095	117,054
		9,991,584
Electrical equipment – 1.4%
Allient, Inc.	2,432	86,774
Array Technologies, Inc. (A)	28,995	432,315
Atkore, Inc.	7,117	1,354,792
Blink Charging Company (A)(B)	10,486	31,563
Bloom Energy Corp., Class A (A)	37,075	416,723
Encore Wire Corp.	2,873	754,967
Energy Vault Holdings, Inc. (A)	21,237	38,014
EnerSys	7,730	730,176
Enovix Corp. (A)	27,490	220,195
Eos Energy Enterprises, Inc. (A)(B)	23,232	23,929
Fluence Energy, Inc. (A)	11,347	196,757
FTC Solar, Inc. (A)	14,832	7,994
FuelCell Energy, Inc. (A)(B)	92,525	110,105
GrafTech International, Ltd.	40,843	56,363
LSI Industries, Inc.	5,709	86,320
NEXTracker, Inc., Class A (A)	24,125	1,357,514
NuScale Power Corp. (A)(B)	10,836	57,539
Powell Industries, Inc.	1,823	259,413
Preformed Line Products Company	467	60,089
SES AI Corp. (A)	29,307	49,236
Shoals Technologies Group, Inc., Class A (A)	32,834	367,084
SKYX Platforms Corp. (A)(B)	8,128	10,648
Stem, Inc. (A)	30,154	66,037
SunPower Corp. (A)(B)	18,297	54,891
Thermon Group Holdings, Inc. (A)	6,473	211,797
TPI Composites, Inc. (A)	9,324	27,133
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Vicor Corp. (A)	4,411	$168,677
		7,237,045
Ground transportation – 0.4%
ArcBest Corp.	4,563	650,228
Covenant Logistics Group, Inc.	1,569	72,739
Daseke, Inc. (A)	8,049	66,807
FTAI Infrastructure, Inc.	18,442	115,816
Heartland Express, Inc.	8,895	106,206
Marten Transport, Ltd.	11,298	208,787
PAM Transportation Services, Inc. (A)	873	14,151
RXO, Inc. (A)	22,332	488,401
Universal Logistics Holdings, Inc.	1,469	54,162
Werner Enterprises, Inc.	11,753	459,777
		2,237,074
Industrial conglomerates – 0.0%
Brookfield Business Corp., Class A	5,015	121,062
Machinery – 3.5%
374Water, Inc. (A)	13,926	17,547
3D Systems Corp. (A)	26,824	119,099
Alamo Group, Inc.	1,929	440,449
Albany International Corp., Class A	5,992	560,312
Astec Industries, Inc.	4,347	190,007
Barnes Group, Inc.	9,453	351,179
Blue Bird Corp. (A)	5,087	195,036
Chart Industries, Inc. (A)	8,249	1,358,775
Columbus McKinnon Corp.	5,321	237,476
Commercial Vehicle Group, Inc. (A)	7,280	46,810
Desktop Metal, Inc., Class A (A)	60,154	52,936
Douglas Dynamics, Inc.	4,450	107,334
Energy Recovery, Inc. (A)	10,969	173,201
Enerpac Tool Group Corp.	10,505	374,608
Enpro, Inc.	4,033	680,649
ESCO Technologies, Inc.	4,907	525,294
Federal Signal Corp.	11,487	974,902
Franklin Electric Company, Inc.	8,773	937,044
Gencor Industries, Inc. (A)	2,569	42,877
Helios Technologies, Inc.	6,377	284,988
Hillenbrand, Inc.	13,429	675,344
Hillman Solutions Corp. (A)	37,353	397,436
Hyliion Holdings Corp. (A)	18,519	32,593
Hyster-Yale Materials Handling, Inc.	2,165	138,928
John Bean Technologies Corp.	6,084	638,151
Kadant, Inc.	2,244	736,256
Kennametal, Inc.	14,846	370,259
Lindsay Corp.	2,187	257,322
Luxfer Holdings PLC	5,237	54,308
Mayville Engineering Company, Inc. (A)	2,041	29,248
Microvast Holdings, Inc. (A)(B)	19,918	16,671
Miller Industries, Inc.	2,209	110,671
Mueller Industries, Inc.	21,455	1,157,068
Mueller Water Products, Inc., Class A	29,787	479,273
Nikola Corp. (A)(B)	126,799	131,871
Omega Flex, Inc.	712	50,502
Park-Ohio Holdings Corp.	1,667	44,476
Proto Labs, Inc. (A)	4,916	175,747
REV Group, Inc.	5,924	130,861
SPX Technologies, Inc. (A)	8,478	1,043,896
Standex International Corp.	2,254	410,724
Tennant Company	3,503	426,000
Terex Corp.	12,722	819,297
The Gorman-Rupp Company	4,636	183,354
The Greenbrier Companies, Inc.	5,781	301,190
The Manitowoc Company, Inc. (A)	6,416	90,722
The Shyft Group, Inc.	6,386	79,314

208

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Titan International, Inc. (A)	10,343	$128,874
Trinity Industries, Inc.	15,517	432,148
Velo3D, Inc. (A)	20,462	9,322
Wabash National Corp.	9,037	270,568
Watts Water Technologies, Inc., Class A	5,191	1,103,347
		18,596,264
Marine transportation – 0.3%
Costamare, Inc.	9,227	104,726
Eagle Bulk Shipping, Inc. (B)	1,798	112,321
Genco Shipping & Trading, Ltd.	8,324	169,227
Golden Ocean Group, Ltd.	23,506	304,638
Himalaya Shipping, Ltd. (A)	6,769	52,189
Matson, Inc.	6,603	742,177
Pangaea Logistics Solutions, Ltd.	7,179	50,038
Safe Bulkers, Inc. (B)	12,697	62,977
		1,598,293
Passenger airlines – 0.4%
Allegiant Travel Company	3,024	227,435
Blade Air Mobility, Inc. (A)	11,569	32,972
Frontier Group Holdings, Inc. (A)	8,255	66,948
Hawaiian Holdings, Inc. (A)	10,189	135,819
JetBlue Airways Corp. (A)	64,538	478,872
Joby Aviation, Inc. (A)	53,690	287,778
SkyWest, Inc. (A)	7,728	533,850
Spirit Airlines, Inc.	22,397	108,401
Sun Country Airlines Holdings, Inc. (A)	7,280	109,855
		1,981,930
Professional services – 2.4%
Alight, Inc., Class A (A)	79,720	785,242
ASGN, Inc. (A)	8,812	923,145
Asure Software, Inc. (A)	4,362	33,936
Barrett Business Services, Inc.	1,133	143,574
BlackSky Technology, Inc. (A)(B)	28,482	38,736
CBIZ, Inc. (A)	9,204	722,514
Conduent, Inc. (A)	34,865	117,844
CRA International, Inc.	1,323	197,894
CSG Systems International, Inc.	5,672	292,335
EXL Service Holdings, Inc. (A)	30,949	984,178
Exponent, Inc.	9,701	802,176
First Advantage Corp.	10,857	176,101
FiscalNote Holdings, Inc. (A)	14,688	19,535
Forrester Research, Inc. (A)	2,229	48,057
Franklin Covey Company (A)	2,298	90,219
Heidrick & Struggles International, Inc.	3,719	125,182
HireRight Holdings Corp. (A)	2,706	38,615
Huron Consulting Group, Inc. (A)	3,600	347,832
ICF International, Inc.	3,601	542,419
Innodata, Inc. (A)	5,513	36,386
Insperity, Inc.	6,827	748,307
Kelly Services, Inc., Class A	6,070	151,993
Kforce, Inc.	3,559	250,981
Korn Ferry	9,859	648,328
Legalzoom.com, Inc. (A)	23,138	308,661
Maximus, Inc.	11,662	978,442
Mistras Group, Inc. (A)	3,937	37,638
NV5 Global, Inc. (A)	2,632	257,962
Parsons Corp. (A)	7,923	657,213
Planet Labs PBC (A)	33,941	86,550
Resources Connection, Inc.	6,185	81,395
Sterling Check Corp. (A)	5,797	93,216
TriNet Group, Inc.	6,159	816,006
TrueBlue, Inc. (A)	5,736	71,815
TTEC Holdings, Inc.	4,164	43,181
Upwork, Inc. (A)	23,740	291,052
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Verra Mobility Corp. (A)	26,243	$655,288
Willdan Group, Inc. (A)	2,589	75,055
		12,719,003
Trading companies and distributors – 2.1%
Alta Equipment Group, Inc.	5,064	65,579
Applied Industrial Technologies, Inc.	7,370	1,455,944
Beacon Roofing Supply, Inc. (A)	11,604	1,137,424
BlueLinx Holdings, Inc. (A)	1,643	213,984
Boise Cascade Company	7,621	1,168,833
Custom Truck One Source, Inc. (A)	12,060	70,189
Distribution Solutions Group, Inc. (A)	2,042	72,450
DNOW, Inc. (A)	20,435	310,612
DXP Enterprises, Inc. (A)	2,545	136,743
EVI Industries, Inc.	417	10,383
FTAI Aviation, Ltd.	19,153	1,288,997
GATX Corp.	6,804	911,940
Global Industrial, Inc.	2,510	112,398
GMS, Inc. (A)	7,680	747,571
H&E Equipment Services, Inc.	6,187	397,082
Herc Holdings, Inc.	5,423	912,691
Hudson Technologies, Inc. (A)	8,705	95,842
Karat Packaging, Inc.	1,321	37,794
McGrath RentCorp	4,768	588,228
MRC Global, Inc. (A)	15,946	200,441
Rush Enterprises, Inc., Class A	11,683	625,274
Rush Enterprises, Inc., Class B	1,785	95,123
Titan Machinery, Inc. (A)	4,004	99,339
Transcat, Inc. (A)	1,642	182,968
Willis Lease Finance Corp. (A)	608	30,169
Xometry, Inc., Class A (A)(B)	6,758	114,143
		11,082,141
		89,481,431
Information technology – 14.3%
Communications equipment – 0.5%
ADTRAN Holdings, Inc.	16,671	90,690
Aviat Networks, Inc. (A)	2,220	85,115
Calix, Inc. (A)	11,337	375,935
Cambium Networks Corp. (A)	2,878	12,404
Clearfield, Inc. (A)	2,441	75,280
CommScope Holding Company, Inc. (A)	43,742	57,302
Comtech Telecommunications Corp. (A)	6,575	22,552
Digi International, Inc. (A)	6,922	221,019
Extreme Networks, Inc. (A)	23,910	275,921
Harmonic, Inc. (A)	21,046	282,858
Infinera Corp. (A)	39,477	238,046
NETGEAR, Inc. (A)	5,630	88,785
NetScout Systems, Inc. (A)	13,188	288,026
Ribbon Communications, Inc. (A)	16,281	52,099
Viavi Solutions, Inc. (A)	42,918	390,125
		2,556,157
Electronic equipment, instruments and components – 2.6%
908 Devices, Inc. (A)(B)	4,339	32,759
Advanced Energy Industries, Inc.	7,184	732,624
Aeva Technologies, Inc. (A)	9,656	37,948
Arlo Technologies, Inc. (A)	17,209	217,694
Badger Meter, Inc.	5,655	915,036
Bel Fuse, Inc., Class B	2,108	127,133
Belden, Inc.	8,006	741,436
Benchmark Electronics, Inc.	6,908	207,309
Climb Global Solutions, Inc.	826	58,547
CTS Corp.	5,903	276,201
Daktronics, Inc. (A)	7,523	74,929
ePlus, Inc. (A)	5,109	401,261
Evolv Technologies Holdings, Inc. (A)	23,964	106,640

209

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Fabrinet (A)	7,071	$1,336,560
FARO Technologies, Inc. (A)	3,763	80,942
Insight Enterprises, Inc. (A)	5,393	1,000,509
Iteris, Inc. (A)	8,679	42,874
Itron, Inc. (A)	8,761	810,568
Kimball Electronics, Inc. (A)	4,613	99,871
Knowles Corp. (A)	17,029	274,167
Lightwave Logic, Inc. (A)(B)	24,182	113,172
Luna Innovations, Inc. (A)	7,290	23,364
Methode Electronics, Inc.	7,161	87,221
MicroVision, Inc. (A)	37,445	68,899
Mirion Technologies, Inc. (A)	38,403	436,642
Napco Security Technologies, Inc.	6,580	264,253
nLight, Inc. (A)	8,833	114,829
Novanta, Inc. (A)	6,858	1,198,573
OSI Systems, Inc. (A)	3,073	438,886
PAR Technology Corp. (A)	5,231	237,278
PC Connection, Inc.	2,179	143,661
Plexus Corp. (A)	5,265	499,227
Richardson Electronics, Ltd.	2,454	22,601
Rogers Corp. (A)	3,323	394,407
Sanmina Corp. (A)	10,636	661,346
ScanSource, Inc. (A)	4,776	210,335
SmartRent, Inc. (A)	36,337	97,383
TTM Technologies, Inc. (A)	19,471	304,721
Vishay Intertechnology, Inc.	24,220	549,310
Vishay Precision Group, Inc. (A)	2,399	84,757
		13,525,873
IT services – 0.4%
Applied Digital Corp. (A)(B)	15,164	64,902
BigBear.ai Holdings, Inc. (A)(B)	7,248	14,858
BigCommerce Holdings, Inc., Series 1 (A)	13,316	91,747
Brightcove, Inc. (A)	11,168	21,666
Couchbase, Inc. (A)	6,875	180,881
DigitalOcean Holdings, Inc. (A)	11,750	448,615
Fastly, Inc., Class A (A)	23,706	307,467
Grid Dynamics Holdings, Inc. (A)	11,207	137,734
Perficient, Inc. (A)	6,574	370,050
Rackspace Technology, Inc. (A)	6,252	9,878
Squarespace, Inc., Class A (A)	9,906	360,975
The Hackett Group, Inc.	4,940	120,042
Thoughtworks Holding, Inc. (A)	19,472	49,264
Tucows, Inc., Class A (A)(B)	2,224	41,277
Unisys Corp. (A)	13,120	64,419
		2,283,775
Semiconductors and semiconductor equipment – 2.8%
ACM Research, Inc., Class A (A)	9,469	275,927
Aehr Test Systems (A)(B)	5,432	67,357
Alpha & Omega Semiconductor, Ltd. (A)	4,748	104,646
Ambarella, Inc. (A)	7,469	379,201
Amkor Technology, Inc.	21,507	693,386
Atomera, Inc. (A)(B)	4,991	30,745
Axcelis Technologies, Inc. (A)	6,237	695,550
CEVA, Inc. (A)	4,639	105,352
Cohu, Inc. (A)	8,698	289,904
Credo Technology Group Holding, Ltd. (A)	22,533	477,474
Diodes, Inc. (A)	8,635	608,768
FormFactor, Inc. (A)	14,738	672,495
Ichor Holdings, Ltd. (A)	5,629	217,392
Impinj, Inc. (A)	4,494	577,075
Indie Semiconductor, Inc., Class A (A)	29,973	212,209
inTEST Corp. (A)	2,435	32,264
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Kulicke & Soffa Industries, Inc.	10,573	$531,928
MACOM Technology Solutions Holdings, Inc. (A)	10,632	1,016,844
Maxeon Solar Technologies, Ltd. (A)(B)	5,692	18,954
MaxLinear, Inc. (A)	14,490	270,528
Navitas Semiconductor Corp. (A)	22,107	105,450
NVE Corp.	961	86,663
Onto Innovation, Inc. (A)	9,389	1,700,160
PDF Solutions, Inc. (A)	6,042	203,434
Photronics, Inc. (A)	11,575	327,804
Power Integrations, Inc.	10,836	775,316
Rambus, Inc. (A)	20,650	1,276,377
Semtech Corp. (A)	12,233	336,285
Silicon Laboratories, Inc. (A)	6,090	875,255
SiTime Corp. (A)	3,436	320,338
SkyWater Technology, Inc. (A)	3,755	38,188
SMART Global Holdings, Inc. (A)	9,615	253,067
Synaptics, Inc. (A)	7,569	738,432
Transphorm, Inc. (A)	2,433	11,946
Ultra Clean Holdings, Inc. (A)	8,484	389,755
Veeco Instruments, Inc. (A)	9,683	340,551
		15,057,020
Software – 6.0%
8x8, Inc. (A)	24,992	67,478
A10 Networks, Inc.	13,754	188,292
ACI Worldwide, Inc. (A)	20,826	691,631
Adeia, Inc.	20,311	221,796
Agilysys, Inc. (A)	3,919	330,215
Alarm.com Holdings, Inc. (A)	9,183	665,492
Alkami Technology, Inc. (A)	7,904	194,201
Altair Engineering, Inc., Class A (A)	10,529	907,073
American Software, Inc., Class A	7,288	83,448
Amplitude, Inc., Class A (A)	13,678	148,817
Appfolio, Inc., Class A (A)	3,691	910,717
Appian Corp., Class A (A)	7,820	312,409
Asana, Inc., Class A (A)	16,229	251,387
Aurora Innovation, Inc. (A)	67,757	191,075
AvePoint, Inc. (A)	29,494	233,592
Bit Digital, Inc. (A)(B)	15,737	45,165
Blackbaud, Inc. (A)	8,351	619,143
Blackline, Inc. (A)	10,915	704,891
Box, Inc., Class A (A)	26,902	761,865
Braze, Inc., Class A (A)	10,273	455,094
c3.ai, Inc., Class A (A)(B)	16,024	433,770
Cerence, Inc. (A)	7,838	123,449
Cipher Mining, Inc. (A)	8,042	41,416
CleanSpark, Inc. (A)	36,459	773,295
Clear Secure, Inc., Class A	16,127	343,021
CommVault Systems, Inc. (A)	8,432	855,258
Consensus Cloud Solutions, Inc. (A)	4,101	65,042
CS Disco, Inc. (A)	5,270	42,845
Digimarc Corp. (A)	2,872	78,061
Digital Turbine, Inc. (A)	20,068	52,578
Domo, Inc., Class B (A)	6,644	59,264
E2open Parent Holdings, Inc. (A)	34,906	154,983
Ebix, Inc. (A)	5,599	5,599
Enfusion, Inc., Class A (A)	7,594	70,245
Envestnet, Inc. (A)	9,610	556,515
Everbridge, Inc. (A)	8,029	279,650
EverCommerce, Inc. (A)	4,958	46,704
Expensify, Inc., Class A (A)	5,330	9,807
Freshworks, Inc., Class A (A)	31,129	566,859
Instructure Holdings, Inc. (A)	4,002	85,563
Intapp, Inc. (A)	6,474	222,058
InterDigital, Inc.	4,929	524,741

210

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Jamf Holding Corp. (A)	13,499	$247,707
Kaltura, Inc. (A)	20,959	28,295
LivePerson, Inc. (A)(B)	14,490	14,452
LiveRamp Holdings, Inc. (A)	12,449	429,491
Marathon Digital Holdings, Inc. (A)	42,455	958,634
Matterport, Inc. (A)	53,805	121,599
MeridianLink, Inc. (A)	4,948	92,528
MicroStrategy, Inc., Class A (A)	2,836	4,834,116
Mitek Systems, Inc. (A)	8,407	118,539
Model N, Inc. (A)	7,687	218,849
N-able, Inc. (A)	13,816	180,575
NextNav, Inc. (A)	10,975	72,216
Olo, Inc., Class A (A)	20,181	110,794
ON24, Inc.	6,065	43,304
OneSpan, Inc. (A)	7,524	87,504
PagerDuty, Inc. (A)	17,115	388,168
PowerSchool Holdings, Inc., Class A (A)	11,076	235,808
Progress Software Corp.	8,418	448,764
PROS Holdings, Inc. (A)	8,492	308,514
Q2 Holdings, Inc. (A)	10,853	570,434
Qualys, Inc. (A)	7,120	1,188,114
Rapid7, Inc. (A)	11,627	570,188
Red Violet, Inc. (A)	2,116	41,368
Rimini Street, Inc. (A)	11,877	38,719
Riot Platforms, Inc. (A)	37,403	457,813
Sapiens International Corp. NV	5,969	191,963
SEMrush Holdings, Inc., Class A (A)	6,062	80,382
SolarWinds Corp. (A)	9,901	124,951
SoundHound AI, Inc., Class A (A)(B)	27,038	159,254
SoundThinking, Inc. (A)	2,149	34,126
Sprinklr, Inc., Class A (A)	20,946	257,007
Sprout Social, Inc., Class A (A)	9,305	555,602
SPS Commerce, Inc. (A)	7,040	1,301,696
Tenable Holdings, Inc. (A)	22,408	1,107,627
TeraWulf, Inc. (A)(B)	26,856	70,631
Varonis Systems, Inc. (A)	20,851	983,542
Verint Systems, Inc. (A)	11,761	389,877
Veritone, Inc. (A)	2,827	14,870
Viant Technology, Inc., Class A (A)	219	2,335
Weave Communications, Inc. (A)	6,579	75,527
Workiva, Inc. (A)	9,534	808,483
Xperi, Inc. (A)	8,353	100,737
Yext, Inc. (A)	20,497	123,597
Zeta Global Holdings Corp., Class A (A)	27,067	295,842
Zuora, Inc., Class A (A)	26,469	241,397
		32,100,443
Technology hardware, storage and peripherals – 2.0%
Corsair Gaming, Inc. (A)	7,049	86,985
Eastman Kodak Company (A)	12,372	61,241
Immersion Corp. (A)	5,933	44,379
Intevac, Inc. (A)	6,890	26,458
IonQ, Inc. (A)(B)	31,736	317,043
Super Micro Computer, Inc. (A)	9,384	9,478,122
Turtle Beach Corp. (A)	3,233	55,737
Xerox Holdings Corp.	22,246	398,203
		10,468,168
		75,991,436
Materials – 4.3%
Chemicals – 1.8%
AdvanSix, Inc.	5,112	146,203
American Vanguard Corp.	5,975	77,376
Arcadium Lithium PLC (A)	196,670	847,648
Aspen Aerogels, Inc. (A)	10,149	178,622
Avient Corp.	17,233	747,912
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Balchem Corp.	6,148	$952,633
Cabot Corp.	10,353	954,547
Core Molding Technologies, Inc. (A)	1,363	25,802
Danimer Scientific, Inc. (A)	8,866	9,664
Ecovyst, Inc. (A)	18,555	206,888
Hawkins, Inc.	3,680	282,624
HB Fuller Company	10,304	821,641
Ingevity Corp. (A)	7,002	333,995
Innospec, Inc.	4,746	611,949
Intrepid Potash, Inc. (A)	2,276	47,477
Koppers Holdings, Inc.	3,960	218,473
Kronos Worldwide, Inc.	4,254	50,197
LSB Industries, Inc. (A)	10,462	91,856
Mativ Holdings, Inc.	10,202	191,288
Minerals Technologies, Inc.	6,153	463,198
Orion SA	10,415	244,961
Perimeter Solutions SA (A)	28,904	214,468
PureCycle Technologies, Inc. (A)(B)	22,774	141,654
Quaker Chemical Corp.	2,653	544,528
Rayonier Advanced Materials, Inc. (A)	11,964	57,188
Sensient Technologies Corp.	8,079	558,986
Stepan Company	4,085	367,813
Trinseo PLC	7,749	29,291
Tronox Holdings PLC	22,379	388,276
		9,807,158
Construction materials – 0.4%
Knife River Corp. (A)	10,818	877,123
Summit Materials, Inc., Class A (A)	22,905	1,020,876
United States Lime & Minerals, Inc.	410	122,237
		2,020,236
Containers and packaging – 0.3%
Greif, Inc., Class A	4,420	305,201
Greif, Inc., Class B	1,137	79,044
Myers Industries, Inc.	7,127	165,133
O-I Glass, Inc. (A)	29,594	490,964
Pactiv Evergreen, Inc.	8,077	115,663
Ranpak Holdings Corp. (A)	8,467	66,635
TriMas Corp.	8,317	222,313
		1,444,953
Metals and mining – 1.7%
1911 Gold Corp. (A)	5,045	494
5E Advanced Materials, Inc. (A)(B)	7,741	10,373
Alpha Metallurgical Resources, Inc.	2,221	735,529
Arch Resources, Inc.	3,452	555,047
ATI, Inc. (A)	24,694	1,263,592
Caledonia Mining Corp. PLC	2,976	32,944
Carpenter Technology Corp.	9,356	668,206
Century Aluminum Company (A)	10,178	156,639
Coeur Mining, Inc. (A)	63,994	241,257
Commercial Metals Company	22,402	1,316,566
Compass Minerals International, Inc.	6,730	105,930
Constellium SE (A)	24,469	541,010
Contango ORE, Inc. (A)	1,817	36,067
Dakota Gold Corp. (A)	13,589	32,206
Haynes International, Inc.	2,482	149,218
Hecla Mining Company	117,408	564,732
i-80 Gold Corp. (A)	37,518	50,274
Ivanhoe Electric, Inc. (A)	12,472	122,226
Kaiser Aluminum Corp.	2,986	266,829
Materion Corp.	3,897	513,430
Metallus, Inc. (A)	8,100	180,225
Novagold Resources, Inc. (A)	47,220	141,660
Olympic Steel, Inc.	1,872	132,687
Pan American Silver Corp., CVR (A)	88,114	39,475

211

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Perpetua Resources Corp. (A)	7,964	$33,130
Piedmont Lithium, Inc. (A)	3,728	49,657
Radius Recycling, Inc.	5,036	106,411
Ramaco Resources, Inc. (A)	4,680	78,811
Ryerson Holding Corp.	5,246	175,741
SunCoke Energy, Inc.	16,482	185,752
Tredegar Corp.	6,562	42,784
Warrior Met Coal, Inc.	9,953	604,147
Worthington Steel, Inc. (A)	6,030	216,176
		9,349,225
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,281	143,478
Glatfelter Corp. (A)	5,573	11,146
Resolute Forest Products, Inc. (A)(C)	9,238	13,118
Sylvamo Corp.	6,892	425,512
		593,254
		23,214,826
Real estate – 5.4%
Diversified REITs – 0.5%
Alexander & Baldwin, Inc.	14,469	238,304
Alpine Income Property Trust, Inc.	2,012	30,743
American Assets Trust, Inc.	9,368	205,253
Armada Hoffler Properties, Inc.	13,546	140,878
Broadstone Net Lease, Inc.	35,507	556,395
CTO Realty Growth, Inc.	4,914	83,292
Empire State Realty Trust, Inc., Class A	24,662	249,826
Essential Properties Realty Trust, Inc.	29,767	793,588
Gladstone Commercial Corp.	7,334	101,503
Global Net Lease, Inc.	36,580	284,227
NexPoint Diversified Real Estate Trust	7,334	48,404
One Liberty Properties, Inc.	2,675	60,428
		2,792,841
Health care REITs – 0.5%
CareTrust REIT, Inc.	19,527	475,873
Community Healthcare Trust, Inc.	5,486	145,653
Diversified Healthcare Trust	47,302	116,363
Global Medical REIT, Inc.	11,897	104,099
LTC Properties, Inc.	7,888	256,439
National Health Investors, Inc.	7,923	497,802
Sabra Health Care REIT, Inc.	44,552	658,033
Universal Health Realty Income Trust	2,503	91,885
		2,346,147
Hotel and resort REITs – 0.8%
Apple Hospitality REIT, Inc.	41,275	676,085
Braemar Hotels & Resorts, Inc.	16,191	32,382
Chatham Lodging Trust	9,463	95,671
DiamondRock Hospitality Company	40,584	390,012
Pebblebrook Hotel Trust	22,717	350,069
RLJ Lodging Trust	29,106	344,033
Ryman Hospitality Properties, Inc.	11,202	1,295,063
Service Properties Trust	32,344	219,292
Summit Hotel Properties, Inc.	20,527	133,631
Sunstone Hotel Investors, Inc.	39,865	444,096
Xenia Hotels & Resorts, Inc.	20,218	303,472
		4,283,806
Industrial REITs – 0.4%
Innovative Industrial Properties, Inc.	5,329	551,765
LXP Industrial Trust	56,328	508,079
Plymouth Industrial REIT, Inc.	9,119	205,178
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
Terreno Realty Corp.	16,150	$1,072,360
		2,337,382
Office REITs – 0.7%
Brandywine Realty Trust	32,518	156,086
City Office REIT, Inc.	7,614	39,669
COPT Defense Properties	21,759	525,915
Douglas Emmett, Inc.	30,848	427,862
Easterly Government Properties, Inc.	18,469	212,578
Equity Commonwealth (A)	20,179	380,980
Hudson Pacific Properties, Inc.	27,162	175,195
JBG SMITH Properties	17,699	284,069
Office Properties Income Trust	10,792	22,016
Orion Office REIT, Inc.	10,849	38,080
Paramount Group, Inc.	36,389	170,664
Peakstone Realty Trust	6,695	107,990
Piedmont Office Realty Trust, Inc., Class A	24,137	169,683
Postal Realty Trust, Inc., Class A	3,350	47,972
SL Green Realty Corp.	12,436	685,597
		3,444,356
Real estate management and development – 0.6%
Anywhere Real Estate, Inc. (A)	20,167	124,632
Compass, Inc., Class A (A)	56,374	202,946
Cushman & Wakefield PLC (A)	31,473	329,208
DigitalBridge Group, Inc.	31,088	599,066
Douglas Elliman, Inc. (A)	18,235	28,811
eXp World Holdings, Inc. (B)	13,437	138,804
Forestar Group, Inc. (A)	3,521	141,509
FRP Holdings, Inc. (A)	1,411	86,635
Kennedy-Wilson Holdings, Inc.	23,383	200,626
Marcus & Millichap, Inc.	4,778	163,264
Maui Land & Pineapple Company, Inc. (A)	1,950	42,237
Newmark Group, Inc., Class A	25,795	286,067
Opendoor Technologies, Inc. (A)	109,495	331,770
RE/MAX Holdings, Inc., Class A	3,394	29,765
Redfin Corp. (A)	22,124	147,125
Tejon Ranch Company (A)	5,316	81,920
The RMR Group, Inc., Class A	3,094	74,256
The St. Joe Company	6,634	384,573
		3,393,214
Residential REITs – 0.4%
Apartment Investment and Management Company, Class A (A)	28,323	231,965
BRT Apartments Corp.	3,021	50,753
Centerspace	2,984	170,506
Elme Communities	16,702	232,492
Independence Realty Trust, Inc.	43,824	706,881
NexPoint Residential Trust, Inc.	4,502	144,919
UMH Properties, Inc.	11,717	190,284
Veris Residential, Inc.	14,979	227,831
		1,955,631
Retail REITs – 1.1%
Acadia Realty Trust	18,514	314,923
Alexander's, Inc.	440	95,542
CBL & Associates Properties, Inc.	5,232	119,865
Getty Realty Corp.	9,328	255,121
InvenTrust Properties Corp.	13,171	338,626
Kite Realty Group Trust	41,989	910,322
NETSTREIT Corp.	13,372	245,644
Phillips Edison & Company, Inc.	23,055	826,983
Retail Opportunity Investments Corp.	23,322	298,988
Saul Centers, Inc.	2,600	100,074
SITE Centers Corp.	36,477	534,388

212

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Tanger, Inc.	19,810	$584,989
The Macerich Company	41,515	715,303
Urban Edge Properties	22,346	385,915
Whitestone REIT	7,815	98,078
		5,824,761
Specialized REITs – 0.4%
Farmland Partners, Inc.	8,538	94,772
Four Corners Property Trust, Inc.	17,609	430,892
Gladstone Land Corp.	6,793	90,619
Outfront Media, Inc.	28,085	471,547
PotlatchDeltic Corp.	15,262	717,619
Safehold, Inc.	9,074	186,924
Uniti Group, Inc.	45,636	269,252
		2,261,625
		28,639,763
Utilities – 2.4%
Electric utilities – 0.6%
ALLETE, Inc.	11,039	658,366
Genie Energy, Ltd., B Shares	3,869	58,345
MGE Energy, Inc.	7,145	562,454
Otter Tail Corp.	7,926	684,806
PNM Resources, Inc.	16,407	617,559
Portland General Electric Company	19,432	816,144
		3,397,674
Gas utilities – 0.8%
Brookfield Infrastructure Corp., Class A	23,037	830,253
Chesapeake Utilities Corp.	4,157	446,046
New Jersey Resources Corp.	18,580	797,268
Northwest Natural Holding Company	7,080	263,518
ONE Gas, Inc.	10,559	681,372
RGC Resources, Inc.	1,772	35,865
Southwest Gas Holdings, Inc.	11,889	905,110
Spire, Inc.	9,886	606,704
		4,566,136
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	12,772	61,050
Montauk Renewables, Inc. (A)	14,986	62,342
Ormat Technologies, Inc.	10,326	683,478
Sunnova Energy International, Inc. (A)(B)	21,020	128,853
		935,723
Multi-utilities – 0.4%
Avista Corp.	14,596	511,152
Black Hills Corp.	12,932	706,087
Northwestern Energy Group, Inc.	11,613	591,450
Unitil Corp.	3,112	162,913
		1,971,602
Water utilities – 0.4%
American States Water Company	7,068	510,592
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Artesian Resources Corp., Class A	1,982	$73,552
Cadiz, Inc. (A)	10,212	29,615
California Water Service Group	11,093	515,603
Consolidated Water Company, Ltd.	2,882	84,471
Global Water Resources, Inc.	2,310	29,660
Middlesex Water Company	3,418	179,445
Pure Cycle Corp. (A)	5,271	50,075
SJW Group	5,973	338,012
The York Water Company	2,832	102,717
		1,913,742
		12,784,877
TOTAL COMMON STOCKS (Cost $402,307,098)		$510,643,149
RIGHTS – 0.0%
Empire Petroleum Corp. (Expiration Date: 4-10-24; Strike Price: $5.00) (A)	3,180	0
TOTAL RIGHTS (Cost $0)		$0
WARRANTS – 0.0%
Cassava Sciences, Inc. (Expiration Date: 11-15-24; Strike Price: $33.00) (A)	3,318	13,372
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	668	5,478
TOTAL WARRANTS (Cost $0)		$18,850
SHORT-TERM INVESTMENTS – 4.7%
Short-term funds – 4.7%
John Hancock Collateral Trust, 5.2975% (D)(E)	2,489,569	24,889,221
TOTAL SHORT-TERM INVESTMENTS (Cost $24,896,097)		$24,889,221
Total Investments (Small Cap Index Trust) (Cost $427,203,195) – 100.5%		$535,551,220
Other assets and liabilities, net – (0.5%)		(2,797,872)
TOTAL NET ASSETS – 100.0%		$532,753,348
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $5,370,326. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $1,660,827 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,946,850.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	218	Long	Jun 2024	$22,787,547	$23,390,310	$602,763
						$602,763

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
213

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.9%
Communication services – 2.1%
Diversified telecommunication services – 0.3%
ATN International, Inc.	1,281	$40,358
Bandwidth, Inc., Class A (A)	831	15,174
Communications Systems, Inc. (A)(B)	450	549
Consolidated Communications Holdings, Inc. (A)	4,985	21,535
Frontier Communications Parent, Inc. (A)	9,484	232,358
GCI Liberty, Inc. (A)(B)	4,508	0
Liberty Global, Ltd., Class A (A)	653	11,049
Liberty Global, Ltd., Class C (A)	587	10,355
Liberty Latin America, Ltd., Class A (A)	4,204	29,302
Liberty Latin America, Ltd., Class C (A)	11,346	79,309
Lumen Technologies, Inc. (A)	22,539	35,161
Shenandoah Telecommunications Company	3,663	63,626
		538,776
Entertainment – 0.2%
IMAX Corp. (A)	796	12,871
Liberty Media Corp.-Liberty Live, Series A (A)	94	3,981
Liberty Media Corp.-Liberty Live, Series C (A)	89	3,900
Lions Gate Entertainment Corp., Class B (A)	9,367	87,207
Madison Square Garden Entertainment Corp. (A)	1,748	68,539
Reading International, Inc., Class A (A)	1,100	2,024
Sphere Entertainment Company (A)	2,347	115,191
The Marcus Corp.	2,916	41,582
		335,295
Interactive media and services – 0.2%
Bumble, Inc., Class A (A)	11,341	128,720
Cars.com, Inc. (A)	6,762	116,171
DHI Group, Inc. (A)	5,212	13,291
TrueCar, Inc. (A)	8,052	27,296
Ziff Davis, Inc. (A)	1,371	86,428
		371,906
Media – 1.2%
Advantage Solutions, Inc. (A)	9,240	40,009
AMC Networks, Inc., Class A (A)	2,542	30,834
Boston Omaha Corp., Class A (A)	2,031	31,399
Cable One, Inc.	81	34,274
comScore, Inc. (A)	142	2,187
Cumulus Media, Inc., Class A (A)	1,193	4,283
Daily Journal Corp. (A)	41	14,826
EchoStar Corp., Class A (A)	4,818	68,657
Entravision Communications Corp., Class A	5,075	8,323
Gannett Company, Inc. (A)	12,679	30,937
Gray Television, Inc.	6,546	41,371
Integral Ad Science Holding Corp. (A)	2,369	23,619
John Wiley & Sons, Inc., Class A	2,970	113,246
Liberty Broadband Corp., Series A (A)	475	27,132
Liberty Broadband Corp., Series C (A)	4,685	268,123
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	4,841	143,778
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	5,568	165,425
Magnite, Inc. (A)	8,348	89,741
Nexstar Media Group, Inc.	1,995	343,719
PubMatic, Inc., Class A (A)	1,596	37,857
Scholastic Corp.	2,790	105,211
Sinclair, Inc.	1,410	18,993
TEGNA, Inc.	9,600	143,424
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The EW Scripps Company, Class A (A)	5,843	$22,963
The Interpublic Group of Companies, Inc.	2,411	78,671
Thryv Holdings, Inc. (A)	2,842	63,178
Urban One, Inc., Class D (A)	3,100	6,324
WideOpenWest, Inc. (A)	1,042	3,772
		1,962,276
Wireless telecommunication services – 0.2%
Spok Holdings, Inc.	2,056	32,793
Telephone & Data Systems, Inc.	7,131	114,239
United States Cellular Corp. (A)	3,882	141,693
		288,725
		3,496,978
Consumer discretionary – 15.7%
Automobile components – 2.2%
Adient PLC (A)	6,695	220,399
American Axle & Manufacturing Holdings, Inc. (A)	9,766	71,878
BorgWarner, Inc.	15,544	539,999
Cooper-Standard Holdings, Inc. (A)	1,311	21,710
Dana, Inc.	12,211	155,080
Dorman Products, Inc. (A)	6,048	582,967
Fox Factory Holding Corp. (A)	8,711	453,582
LCI Industries	1,659	204,157
Lear Corp.	1,270	183,998
Modine Manufacturing Company (A)	4,925	468,811
Motorcar Parts of America, Inc. (A)	1,585	12,743
Patrick Industries, Inc.	2,235	267,015
PHINIA, Inc.	3,108	119,440
Standard Motor Products, Inc.	1,901	63,779
Stoneridge, Inc. (A)	1,672	30,832
Strattec Security Corp. (A)	924	21,927
The Goodyear Tire & Rubber Company (A)	22,263	305,671
		3,723,988
Automobiles – 0.5%
Harley-Davidson, Inc.	7,860	343,796
Thor Industries, Inc.	2,658	311,890
Winnebago Industries, Inc.	2,220	164,280
		819,966
Broadline retail – 0.3%
Big Lots, Inc. (A)	2,901	12,561
Kohl's Corp.	8,128	236,931
Macy's, Inc.	17,886	357,541
		607,033
Distributors – 0.0%
Weyco Group, Inc.	1,316	41,954
Diversified consumer services – 1.5%
ADT, Inc.	14,064	94,510
Adtalem Global Education, Inc. (A)	4,671	240,089
American Public Education, Inc. (A)	1,450	20,590
Chegg, Inc. (A)	7,137	54,027
Graham Holdings Company, Class B	347	266,385
Grand Canyon Education, Inc. (A)	7,952	1,083,142
Laureate Education, Inc.	10,639	155,010
Lincoln Educational Services Corp. (A)	1,100	11,363
OneSpaWorld Holdings, Ltd. (A)	900	11,907
Perdoceo Education Corp.	6,679	117,283
Strategic Education, Inc.	1,856	193,247
Stride, Inc. (A)	2,888	182,088

214

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Universal Technical Institute, Inc. (A)	3,087	$49,207
		2,478,848
Hotels, restaurants and leisure – 1.2%
Ark Restaurants Corp.	64	899
Bally's Corp. (A)	1,300	18,122
Biglari Holdings, Inc., Class A (A)	3	2,775
Biglari Holdings, Inc., Class B (A)	102	19,347
BJ's Restaurants, Inc. (A)	1,781	64,437
Carrols Restaurant Group, Inc.	1,688	16,053
Chuy's Holdings, Inc. (A)	20,122	678,715
El Pollo Loco Holdings, Inc. (A)	2,613	25,451
First Watch Restaurant Group, Inc. (A)	5,900	145,258
Hilton Grand Vacations, Inc. (A)	324	15,296
Krispy Kreme, Inc.	27,655	421,324
Marriott Vacations Worldwide Corp.	1,475	158,902
Monarch Casino & Resort, Inc.	1,074	80,539
Penn Entertainment, Inc. (A)	9,680	176,273
Playa Hotels & Resorts NV (A)	13,271	128,729
RCI Hospitality Holdings, Inc.	396	22,968
		1,975,088
Household durables – 4.1%
Bassett Furniture Industries, Inc.	1,234	18,214
Beazer Homes USA, Inc. (A)	3,089	101,319
Cavco Industries, Inc. (A)	882	351,971
Century Communities, Inc.	3,320	320,380
Ethan Allen Interiors, Inc.	2,768	95,690
Flexsteel Industries, Inc.	1,118	41,701
GoPro, Inc., Class A (A)	10,155	22,646
Green Brick Partners, Inc. (A)	2,414	145,395
Helen of Troy, Ltd. (A)	1,240	142,898
Hooker Furnishings Corp.	1,821	43,722
Hovnanian Enterprises, Inc., Class A (A)	292	45,826
KB Home	6,043	428,328
La-Z-Boy, Inc.	3,404	128,058
Legacy Housing Corp. (A)	1,185	25,501
LGI Homes, Inc. (A)	1,611	187,472
Lifetime Brands, Inc.	2,931	30,717
M/I Homes, Inc. (A)	2,195	299,157
MDC Holdings, Inc.	442	27,806
Meritage Homes Corp.	2,251	394,960
Mohawk Industries, Inc. (A)	3,830	501,309
Newell Brands, Inc.	27,248	218,801
Taylor Morrison Home Corp. (A)	7,865	488,967
Toll Brothers, Inc.	7,132	922,667
TopBuild Corp. (A)	2,701	1,190,412
Tri Pointe Homes, Inc. (A)	9,765	377,515
Universal Electronics, Inc. (A)	745	7,457
VOXX International Corp. (A)	3,131	25,549
Whirlpool Corp.	100	11,963
Worthington Enterprises, Inc.	3,451	214,756
		6,811,157
Leisure products – 0.6%
American Outdoor Brands, Inc. (A)	1,873	16,482
AMMO, Inc. (A)	4,648	12,782
Brunswick Corp.	2,490	240,335
Escalade, Inc.	2,724	37,455
Funko, Inc., Class A (A)	2,763	17,241
Hasbro, Inc.	814	46,007
Johnson Outdoors, Inc., Class A	934	43,067
Malibu Boats, Inc., Class A (A)	1,146	49,599
Smith & Wesson Brands, Inc.	4,844	84,092
Solo Brands, Inc., Class A (A)	2,350	5,100
Topgolf Callaway Brands Corp. (A)	15,591	252,106
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Vista Outdoor, Inc. (A)	4,878	$159,901
		964,167
Specialty retail – 4.3%
1-800-Flowers.com, Inc., Class A (A)	3,196	34,613
Abercrombie & Fitch Company, Class A (A)	5,081	636,802
Academy Sports & Outdoors, Inc.	5,898	398,351
American Eagle Outfitters, Inc.	16,951	437,166
America's Car-Mart, Inc. (A)	565	36,087
Asbury Automotive Group, Inc. (A)	1,440	339,523
AutoNation, Inc. (A)	1,928	319,238
Barnes & Noble Education, Inc. (A)	4,024	2,914
Big 5 Sporting Goods Corp. (C)	2,004	7,054
Caleres, Inc.	3,065	125,757
Citi Trends, Inc. (A)	367	9,957
Conn's, Inc. (A)	2,177	7,293
Designer Brands, Inc., Class A	2,923	31,948
Destination XL Group, Inc. (A)	2,471	8,896
Duluth Holdings, Inc., Class B (A)	1,106	5,419
Foot Locker, Inc.	6,590	187,815
Genesco, Inc. (A)	1,311	36,892
Group 1 Automotive, Inc.	1,352	395,095
GrowGeneration Corp. (A)	2,529	7,233
Guess?, Inc.	5,350	168,365
Haverty Furniture Companies, Inc.	1,613	55,036
Hibbett, Inc.	1,098	84,337
Lands' End, Inc. (A)	2,354	25,635
Lithia Motors, Inc.	3,713	1,117,093
LL Flooring Holdings, Inc. (A)	1,480	2,708
MarineMax, Inc. (A)	2,016	67,052
Monro, Inc.	1,908	60,178
National Vision Holdings, Inc. (A)	2,363	52,364
Penske Automotive Group, Inc.	3,586	580,896
Petco Health & Wellness Company, Inc. (A)	1,412	3,219
PetMed Express, Inc.	654	3,133
Revolve Group, Inc. (A)	19,780	418,743
Shoe Carnival, Inc.	2,304	84,419
Signet Jewelers, Ltd.	3,675	367,757
Sonic Automotive, Inc., Class A	1,892	107,730
Sportsman's Warehouse Holdings, Inc. (A)	3,273	10,179
Stitch Fix, Inc., Class A (A)	3,724	9,831
The Aaron's Company, Inc.	1,356	10,170
The Cato Corp., Class A	1,957	11,292
The Container Store Group, Inc. (A)	3,997	4,557
The Gap, Inc.	16,361	450,746
The ODP Corp. (A)	3,276	173,792
Tilly's, Inc., Class A (A)	712	4,842
Upbound Group, Inc.	4,226	148,797
Urban Outfitters, Inc. (A)	1,376	59,746
Zumiez, Inc. (A)	1,822	27,676
		7,138,346
Textiles, apparel and luxury goods – 1.0%
Capri Holdings, Ltd. (A)	2,090	94,677
Culp, Inc. (A)	334	1,603
Delta Apparel, Inc. (A)	500	1,495
Fossil Group, Inc. (A)	3,231	3,296
G-III Apparel Group, Ltd. (A)	3,404	98,750
Lakeland Industries, Inc.	1,110	20,313
Movado Group, Inc.	1,758	49,101
Oxford Industries, Inc.	5,515	619,886
Peace Mark Holdings, Ltd. (A)(B)	464,000	0
PVH Corp.	4,130	580,719
Rocky Brands, Inc.	802	21,758

215

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Superior Group of Companies, Inc.	663	$10,953
Under Armour, Inc., Class A (A)	9,493	70,058
Under Armour, Inc., Class C (A)	9,336	66,659
Unifi, Inc. (A)	2,453	14,693
Vera Bradley, Inc. (A)	2,034	13,831
VF Corp.	2,901	44,501
		1,712,293
		26,272,840
Consumer staples – 2.4%
Beverages – 0.1%
MGP Ingredients, Inc.	571	49,180
The Duckhorn Portfolio, Inc. (A)	5,466	50,888
		100,068
Consumer staples distribution and retail – 0.6%
Grocery Outlet Holding Corp. (A)	6,787	195,330
Ingles Markets, Inc., Class A	1,365	104,668
Natural Grocers by Vitamin Cottage, Inc.	1,014	18,303
PriceSmart, Inc.	2,423	203,532
SpartanNash Company	3,523	71,200
The Andersons, Inc.	3,384	194,140
U.S. Foods Holding Corp. (A)	853	46,036
United Natural Foods, Inc. (A)	4,429	50,889
Village Super Market, Inc., Class A	685	19,598
Weis Markets, Inc.	2,717	174,975
		1,078,671
Food products – 1.1%
Alico, Inc.	650	19,032
B&G Foods, Inc.	1,941	22,205
Calavo Growers, Inc.	731	20,329
Cal-Maine Foods, Inc.	4,370	257,175
Darling Ingredients, Inc. (A)	2,306	107,252
Farmer Brothers Company (A)	1,069	3,816
Fresh Del Monte Produce, Inc.	3,959	102,578
Ingredion, Inc.	2,639	308,367
Limoneira Company	2,147	41,995
Mission Produce, Inc. (A)	1,134	13,461
Post Holdings, Inc. (A)	4,233	449,883
Seaboard Corp.	58	186,987
Seneca Foods Corp., Class A (A)	626	35,619
The Hain Celestial Group, Inc. (A)	4,728	37,162
The Simply Good Foods Company (A)	3,540	120,466
Tootsie Roll Industries, Inc.	380	12,171
TreeHouse Foods, Inc. (A)	4,435	172,743
Whole Earth Brands, Inc. (A)	1,600	7,728
		1,918,969
Household products – 0.3%
Central Garden & Pet Company (A)	1,553	66,515
Central Garden & Pet Company, Class A (A)	4,498	166,066
Oil-Dri Corp. of America	531	39,591
Spectrum Brands Holdings, Inc.	2,746	244,421
		516,593
Personal care products – 0.2%
Edgewell Personal Care Company	4,648	179,599
Natural Alternatives International, Inc. (A)	200	1,218
Nature's Sunshine Products, Inc. (A)	1,118	23,221
Nu Skin Enterprises, Inc., Class A	2,988	41,324
The Honest Company, Inc. (A)	4,669	18,909
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
USANA Health Sciences, Inc. (A)	245	$11,883
		276,154
Tobacco – 0.1%
Universal Corp.	1,975	102,147
		3,992,602
Energy – 8.8%
Energy equipment and services – 1.8%
Archrock, Inc.	1,746	34,344
Bristow Group, Inc. (A)	2,307	62,750
ChampionX Corp.	21,435	769,302
Dril-Quip, Inc. (A)	2,878	64,841
Expro Group Holdings NV (A)	1,587	31,692
Forum Energy Technologies, Inc. (A)	377	7,532
Geospace Technologies Corp. (A)	516	6,806
Gulf Island Fabrication, Inc. (A)	3,019	22,190
Helix Energy Solutions Group, Inc. (A)	14,183	153,744
Helmerich & Payne, Inc.	6,377	268,217
Liberty Energy, Inc.	12,732	263,807
Nabors Industries, Ltd. (A)	530	45,649
Natural Gas Services Group, Inc. (A)	2,620	50,907
Newpark Resources, Inc. (A)	6,750	48,735
NOV, Inc.	17,759	346,656
Oil States International, Inc. (A)	4,041	24,893
Patterson-UTI Energy, Inc.	1,792	21,396
ProPetro Holding Corp. (A)	9,437	76,251
RPC, Inc.	18,389	142,331
SEACOR Marine Holdings, Inc. (A)	2,432	33,902
Seadrill, Ltd. (A)	290	14,587
Select Water Solutions, Inc.	7,658	70,683
Solaris Oilfield Infrastructure, Inc., Class A	1,100	9,537
Transocean, Ltd. (A)	48,808	306,514
U.S. Silica Holdings, Inc. (A)	7,085	87,925
		2,965,191
Oil, gas and consumable fuels – 7.0%
Adams Resources & Energy, Inc.	482	13,978
Antero Resources Corp. (A)	16,011	464,319
Ardmore Shipping Corp.	3,297	54,137
Berry Corp.	5,062	40,749
California Resources Corp.	5,201	286,575
Callon Petroleum Company (A)	5,698	203,760
Chesapeake Energy Corp.	4,129	366,779
Chord Energy Corp.	1,901	338,834
Civitas Resources, Inc.	486	36,892
Clean Energy Fuels Corp. (A)	20,254	54,281
CNX Resources Corp. (A)	15,590	369,795
Comstock Resources, Inc.	11,791	109,420
CONSOL Energy, Inc.	3,206	268,535
Delek US Holdings, Inc.	6,133	188,528
DHT Holdings, Inc.	15,373	176,790
Dorian LPG, Ltd.	3,417	131,418
DT Midstream, Inc.	5,659	345,765
Evolution Petroleum Corp.	1,700	10,438
FutureFuel Corp.	4,276	34,422
Green Plains, Inc. (A)	3,377	78,076
Hallador Energy Company (A)	1,635	8,715
HF Sinclair Corp.	10,648	642,820
International Seaways, Inc.	3,851	204,873
Magnolia Oil & Gas Corp., Class A	29,636	769,054
Matador Resources Company	18,714	1,249,534
Murphy Oil Corp.	10,625	485,563
NACCO Industries, Inc., Class A	700	21,140
Nordic American Tankers, Ltd.	14,173	55,558
Northern Oil and Gas, Inc.	817	32,419

216

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Overseas Shipholding Group, Inc., Class A	5,561	$35,590
Ovintiv, Inc.	5,307	275,433
PBF Energy, Inc., Class A	9,233	531,544
Peabody Energy Corp.	9,665	234,473
Permian Resources Corp.	73,245	1,293,507
PHX Minerals, Inc.	557	1,899
Range Resources Corp.	10,799	371,810
REX American Resources Corp. (A)	1,688	99,102
Riley Exploration Permian, Inc.	491	16,203
SandRidge Energy, Inc.	3,343	48,708
Scorpio Tankers, Inc.	4,270	305,519
SFL Corp., Ltd.	10,526	138,733
Sitio Royalties Corp., Class A	914	22,594
SM Energy Company	7,412	369,488
Southwestern Energy Company (A)	53,266	403,756
Talos Energy, Inc. (A)	8,311	115,772
Teekay Corp. (A)	5,602	40,783
Teekay Tankers, Ltd., Class A	2,780	162,380
Vitesse Energy, Inc.	1,343	31,869
World Kinect Corp.	5,267	139,312
		11,681,642
		14,646,833
Financials – 21.1%
Banks – 12.2%
1st Source Corp.	2,362	123,816
ACNB Corp.	394	14,814
Amalgamated Financial Corp.	2,221	53,304
Amerant Bancorp, Inc.	2,770	64,513
American National Bankshares, Inc.	991	47,330
Ameris Bancorp	14,627	707,654
Ames National Corp.	500	10,090
Arrow Financial Corp.	1,150	28,773
Associated Banc-Corp.	14,499	311,873
Atlantic Union Bankshares Corp.	7,632	269,486
Axos Financial, Inc. (A)	5,257	284,088
Banc of California, Inc.	10,927	166,200
Bank of Marin Bancorp	1,851	31,041
Bank OZK	9,354	425,233
BankFinancial Corp.	2,146	22,533
BankUnited, Inc.	7,029	196,812
Bankwell Financial Group, Inc.	400	10,376
Banner Corp.	3,379	162,192
Bar Harbor Bankshares	1,690	44,751
BayCom Corp.	1,125	23,186
BCB Bancorp, Inc.	1,477	15,435
Berkshire Hills Bancorp, Inc.	4,838	110,887
Blue Foundry Bancorp (A)	912	8,536
Blue Ridge Bankshares, Inc.	682	1,835
BOK Financial Corp.	5,102	469,384
Bridgewater Bancshares, Inc. (A)	798	9,289
Brookline Bancorp, Inc.	7,292	72,628
Business First Bancshares, Inc.	1,362	30,345
Byline Bancorp, Inc.	3,345	72,653
C&F Financial Corp.	627	30,723
Cadence Bank	13,177	382,133
Cambridge Bancorp	121	8,247
Camden National Corp.	1,722	57,721
Capital City Bank Group, Inc.	1,865	51,661
Capitol Federal Financial, Inc.	11,378	67,813
Capstar Financial Holdings, Inc.	972	19,537
Carter Bankshares, Inc. (A)	1,494	18,884
Cathay General Bancorp	7,390	279,564
Central Pacific Financial Corp.	2,460	48,585
Chemung Financial Corp.	723	30,713
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Citizens & Northern Corp.	960	$18,029
Civista Bancshares, Inc.	1,114	17,133
CNB Financial Corp.	1,562	31,849
Colony Bankcorp, Inc.	959	11,029
Comerica, Inc.	6,128	336,979
Community Bank System, Inc.	4,349	208,882
Community Trust Bancorp, Inc.	1,615	68,880
Community West Bancshares	600	11,934
ConnectOne Bancorp, Inc.	2,683	52,319
CrossFirst Bankshares, Inc. (A)	3,053	42,254
Customers Bancorp, Inc. (A)	2,568	136,258
CVB Financial Corp.	7,286	129,982
Dime Community Bancshares, Inc.	3,811	73,400
Eagle Bancorp, Inc.	2,765	64,950
Eastern Bankshares, Inc.	3,103	42,759
Enterprise Bancorp, Inc.	246	6,389
Enterprise Financial Services Corp.	3,028	122,816
Equity Bancshares, Inc., Class A	1,442	49,562
ESSA Bancorp, Inc.	897	16,352
Evans Bancorp, Inc.	380	11,347
Farmers National Banc Corp.	1,865	24,916
FB Financial Corp.	3,353	126,274
Financial Institutions, Inc.	1,481	27,872
First Bancorp (North Carolina)	3,759	135,775
First Bancorp (Puerto Rico)	16,660	292,216
First Bank	900	12,366
First Busey Corp.	4,369	105,074
First Business Financial Services, Inc.	1,366	51,225
First Commonwealth Financial Corp.	8,341	116,107
First Community Bankshares, Inc.	2,201	76,221
First Financial Bancorp	8,400	188,328
First Financial Corp.	1,432	54,889
First Financial Northwest, Inc.	1,100	22,616
First Foundation, Inc.	4,373	33,016
First Hawaiian, Inc.	9,183	201,659
First Horizon Corp.	25,469	392,223
First Internet Bancorp	777	26,993
First Interstate BancSystem, Inc., Class A	4,845	131,832
First Merchants Corp.	5,458	190,484
First Mid Bancshares, Inc.	1,570	51,308
First Northwest Bancorp	800	12,520
First Western Financial, Inc. (A)	421	6,138
Flushing Financial Corp.	2,921	36,834
FNB Corp.	25,636	361,468
FS Bancorp, Inc.	400	13,884
Fulton Financial Corp.	13,791	219,139
German American Bancorp, Inc.	1,155	40,009
Great Southern Bancorp, Inc.	1,117	61,234
Guaranty Bancshares, Inc.	693	21,039
Hancock Whitney Corp.	7,556	347,878
Hanmi Financial Corp.	3,082	49,065
HarborOne Bancorp, Inc.	4,217	44,953
Heartland Financial USA, Inc.	3,376	118,666
Heritage Commerce Corp.	5,322	45,663
Heritage Financial Corp.	2,815	54,583
Hilltop Holdings, Inc.	4,528	141,817
Home Bancorp, Inc.	902	34,556
Home BancShares, Inc.	5,517	135,553
HomeStreet, Inc.	1,802	27,120
HomeTrust Bancshares, Inc.	560	15,310
Hope Bancorp, Inc.	10,431	120,061
Horizon Bancorp, Inc.	4,654	59,711
Independent Bank Corp. (Massachusetts)	2,735	142,275
Independent Bank Corp. (Michigan)	1,806	45,782

217

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Independent Bank Group, Inc.	3,460	$157,949
International Bancshares Corp.	4,680	262,735
Investar Holding Corp.	500	8,180
Kearny Financial Corp.	6,261	40,321
Lakeland Bancorp, Inc.	5,402	65,364
LCNB Corp.	600	9,564
Live Oak Bancshares, Inc.	752	31,216
Macatawa Bank Corp.	5,091	49,841
Mercantile Bank Corp.	1,666	64,124
Metrocity Bankshares, Inc.	637	15,900
Metropolitan Bank Holding Corp. (A)	762	29,337
Mid Penn Bancorp, Inc.	1,196	23,932
Midland States Bancorp, Inc.	1,553	39,027
MidWestOne Financial Group, Inc.	1,343	31,480
MVB Financial Corp.	300	6,693
National Bank Holdings Corp., Class A	1,336	48,190
National Bankshares, Inc.	622	20,781
NBT Bancorp, Inc.	3,950	144,886
Nicolet Bankshares, Inc.	928	79,799
Northeast Bank	770	42,612
Northfield Bancorp, Inc.	4,825	46,899
Northrim BanCorp, Inc.	647	32,680
Northwest Bancshares, Inc.	9,669	112,644
Norwood Financial Corp.	1,188	32,325
OceanFirst Financial Corp.	5,012	82,247
OFG Bancorp	4,124	151,804
Old National Bancorp	19,537	340,139
Old Second Bancorp, Inc.	3,374	46,696
OP Bancorp	1,000	9,980
Origin Bancorp, Inc.	1,486	46,423
Orrstown Financial Services, Inc.	500	13,385
Pacific Premier Bancorp, Inc.	7,695	184,680
Pathward Financial, Inc.	1,912	96,518
PCB Bancorp	836	13,652
Peapack-Gladstone Financial Corp.	1,625	39,536
Penns Woods Bancorp, Inc.	1,188	23,059
Peoples Bancorp, Inc.	2,883	85,366
Pinnacle Financial Partners, Inc.	9,750	837,330
Popular, Inc.	5,455	480,531
Preferred Bank	672	51,589
Premier Financial Corp.	2,871	58,281
Primis Financial Corp.	3,850	46,855
Prosperity Bancshares, Inc.	6,242	410,599
Provident Financial Holdings, Inc.	1,778	23,790
Provident Financial Services, Inc.	7,633	111,213
QCR Holdings, Inc.	1,449	88,012
RBB Bancorp	1,075	19,361
Renasant Corp.	4,994	156,412
Republic Bancorp, Inc., Class A	1,449	73,899
Riverview Bancorp, Inc.	3,925	18,526
S&T Bancorp, Inc.	3,436	110,227
Sandy Spring Bancorp, Inc.	3,344	77,514
Seacoast Banking Corp. of Florida	2,776	70,483
Shore Bancshares, Inc.	2,923	33,615
Sierra Bancorp	1,759	35,532
Simmons First National Corp., Class A	9,236	179,733
SmartFinancial, Inc.	886	18,668
South Plains Financial, Inc.	443	11,855
Southern First Bancshares, Inc. (A)	537	17,055
Southern Missouri Bancorp, Inc.	1,012	44,235
Southside Bancshares, Inc.	1,224	35,778
SouthState Corp.	4,513	383,740
Stellar Bancorp, Inc.	783	19,074
Synovus Financial Corp.	6,966	279,058
Territorial Bancorp, Inc.	1,722	13,879
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Texas Capital Bancshares, Inc. (A)	3,434	$211,363
The Bank of NT Butterfield & Son, Ltd.	904	28,919
The First Bancorp, Inc.	1,316	32,426
The First Bancshares, Inc.	1,916	49,720
The First of Long Island Corp.	2,386	26,461
The Hingham Institution for Savings (C)	69	12,038
Tompkins Financial Corp.	505	25,396
Towne Bank	5,579	156,547
TriCo Bancshares	1,406	51,713
Triumph Financial, Inc. (A)	540	42,833
Trustmark Corp.	4,932	138,639
UMB Financial Corp.	1,305	113,522
United Bankshares, Inc.	7,422	265,633
United Community Banks, Inc.	6,679	175,791
Unity Bancorp, Inc.	430	11,868
Univest Financial Corp.	2,739	57,026
Valley National Bancorp	26,605	211,776
Veritex Holdings, Inc.	3,741	76,653
WaFd, Inc.	6,248	181,379
Washington Trust Bancorp, Inc.	1,035	27,821
Webster Financial Corp.	7,844	398,240
WesBanco, Inc.	5,865	174,836
Western Alliance Bancorp	2,506	160,860
Western New England Bancorp, Inc.	3,609	27,681
Wintrust Financial Corp.	3,511	366,513
WSFS Financial Corp.	4,396	198,435
Zions Bancorp NA	7,356	319,250
		20,434,540
Capital markets – 2.0%
Affiliated Managers Group, Inc.	123	20,599
AssetMark Financial Holdings, Inc. (A)	472	16,714
Houlihan Lokey, Inc.	6,779	869,000
Invesco, Ltd.	24,463	405,841
Janus Henderson Group PLC	9,860	324,295
Oppenheimer Holdings, Inc., Class A	1,182	47,185
PJT Partners, Inc., Class A	9,524	897,732
Stifel Financial Corp.	7,066	552,349
StoneX Group, Inc. (A)	2,062	144,876
Virtus Investment Partners, Inc.	126	31,245
		3,309,836
Consumer finance – 1.4%
Ally Financial, Inc.	18,145	736,506
Atlanticus Holdings Corp. (A)	505	14,943
Bread Financial Holdings, Inc.	4,838	180,167
Consumer Portfolio Services, Inc. (A)	1,066	8,059
Encore Capital Group, Inc. (A)	2,509	114,435
Enova International, Inc. (A)	3,425	215,193
EZCORP, Inc., Class A (A)	4,801	54,395
Green Dot Corp., Class A (A)	3,440	32,095
LendingClub Corp. (A)	7,056	62,022
Navient Corp.	12,275	213,585
Nelnet, Inc., Class A	2,648	250,633
Nicholas Financial, Inc. (A)	75	507
OneMain Holdings, Inc.	7,534	384,912
PRA Group, Inc. (A)	3,071	80,092
PROG Holdings, Inc.	1,042	35,886
Regional Management Corp.	573	13,872
World Acceptance Corp. (A)	141	20,442
		2,417,744
Financial services – 2.0%
Acacia Research Corp. (A)	2,172	11,577
Alerus Financial Corp.	904	19,734
A-Mark Precious Metals, Inc.	1,892	58,065
BM Technologies, Inc. (A)	367	606

218

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
California First Leasing Corp. (A)	278	$5,157
Cannae Holdings, Inc. (A)	798	17,748
Essent Group, Ltd.	3,880	230,899
Federal Agricultural Mortgage Corp., Class C	694	136,635
Flywire Corp. (A)	31,779	788,437
Jackson Financial, Inc., Class A	5,691	376,403
Merchants Bancorp	1,376	59,416
MGIC Investment Corp.	17,269	386,135
Mr. Cooper Group, Inc. (A)	3,087	240,632
NCR Atleos Corp. (A)	382	7,545
NMI Holdings, Inc., Class A (A)	5,822	188,283
Ocwen Financial Corp. (A)	315	8,508
Paysafe, Ltd. (A)	1,393	21,995
PennyMac Financial Services, Inc.	3,720	338,855
Radian Group, Inc.	10,338	346,013
TrustCo Bank Corp. NY	1,826	51,420
Walker & Dunlop, Inc.	615	62,152
Waterstone Financial, Inc.	3,099	37,715
		3,393,930
Insurance – 3.5%
Ambac Financial Group, Inc. (A)	3,281	51,282
American Equity Investment Life Holding Company (A)	7,384	415,128
Assured Guaranty, Ltd.	5,503	480,137
Axis Capital Holdings, Ltd.	5,166	335,893
Brighthouse Financial, Inc. (A)	5,409	278,780
CNO Financial Group, Inc.	9,319	256,086
Donegal Group, Inc., Class A	2,876	40,667
Employers Holdings, Inc.	2,283	103,625
Enstar Group, Ltd. (A)	1,090	338,728
F&G Annuities & Life, Inc.	527	21,370
First American Financial Corp.	4,838	295,360
Fundamental Global, Inc. (A)	1,114	1,537
Genworth Financial, Inc., Class A (A)	36,213	232,850
Globe Life, Inc.	342	39,799
Greenlight Capital Re, Ltd., Class A (A)	2,616	32,622
Heritage Insurance Holdings, Inc. (A)	657	6,997
Horace Mann Educators Corp.	3,303	122,178
Investors Title Company	189	30,843
James River Group Holdings, Ltd.	2,157	20,060
Kemper Corp.	995	61,610
MBIA, Inc. (A)	1,892	12,790
Mercury General Corp.	4,889	252,272
National Western Life Group, Inc., Class A	221	108,723
Old Republic International Corp.	17,917	550,410
Oscar Health, Inc., Class A (A)	6,663	99,079
ProAssurance Corp. (A)	4,655	59,863
Reinsurance Group of America, Inc.	585	112,835
Safety Insurance Group, Inc.	612	50,300
SiriusPoint, Ltd. (A)	10,334	131,345
Stewart Information Services Corp.	1,817	118,214
Tiptree, Inc.	3,689	63,746
United Fire Group, Inc.	1,897	41,298
Universal Insurance Holdings, Inc.	3,287	66,792
Unum Group	10,883	583,982
White Mountains Insurance Group, Ltd.	205	367,832
		5,785,033
		35,341,083
Health care – 10.9%
Biotechnology – 3.3%
Achillion Pharmaceuticals, Inc. (A)(B)	10,940	16,623
Agios Pharmaceuticals, Inc. (A)	6,006	175,615
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Allogene Therapeutics, Inc. (A)	4,442	$19,856
Anika Therapeutics, Inc. (A)	1,585	40,259
Arcturus Therapeutics Holdings, Inc. (A)	790	26,678
Arcutis Biotherapeutics, Inc. (A)	27,440	271,930
BioCryst Pharmaceuticals, Inc. (A)	58,708	298,237
Crinetics Pharmaceuticals, Inc. (A)	16,250	760,663
Dynavax Technologies Corp. (A)	6,329	78,543
Eagle Pharmaceuticals, Inc. (A)	585	3,065
Emergent BioSolutions, Inc. (A)	2,676	6,770
Generation Bio Company (A)	4,046	16,467
Halozyme Therapeutics, Inc. (A)	14,615	594,538
Insmed, Inc. (A)	23,300	632,129
iTeos Therapeutics, Inc. (A)	1,538	20,978
Kodiak Sciences, Inc. (A)	1,185	6,233
Krystal Biotech, Inc. (A)	2,995	532,900
Myriad Genetics, Inc. (A)	1,635	34,858
PDL BioPharma, Inc. (A)(B)	5,434	3,260
Sage Therapeutics, Inc. (A)	2,666	49,961
Sutro Biopharma, Inc. (A)	1,765	9,972
Travere Therapeutics, Inc. (A)	26,357	203,212
Ultragenyx Pharmaceutical, Inc. (A)	10,705	499,816
Vanda Pharmaceuticals, Inc. (A)	4,716	19,383
Veracyte, Inc. (A)	24,531	543,607
Vericel Corp. (A)	13,227	688,069
		5,553,622
Health care equipment and supplies – 1.9%
AngioDynamics, Inc. (A)	3,198	18,772
Artivion, Inc. (A)	19,047	403,035
AtriCure, Inc. (A)	10,593	322,239
Avanos Medical, Inc. (A)	4,440	88,400
Enovis Corp. (A)	5,061	316,059
Envista Holdings Corp. (A)	10,702	228,809
FONAR Corp. (A)	463	9,890
Globus Medical, Inc., Class A (A)	10,480	562,147
ICU Medical, Inc. (A)	2,108	226,231
Inogen, Inc. (A)	1,678	13,541
Integer Holdings Corp. (A)	2,433	283,882
Integra LifeSciences Holdings Corp. (A)	10,282	364,497
Kewaunee Scientific Corp. (A)	83	2,826
LENSAR, Inc. (A)	783	2,780
LivaNova PLC (A)	1,624	90,847
Omnicell, Inc. (A)	344	10,055
OraSure Technologies, Inc. (A)	4,040	24,846
Orthofix Medical, Inc. (A)	2,161	31,378
QuidelOrtho Corp. (A)	824	39,503
Tactile Systems Technology, Inc. (A)	1,515	24,619
Utah Medical Products, Inc.	289	20,551
Varex Imaging Corp. (A)	4,007	72,527
		3,157,434
Health care providers and services – 2.3%
Acadia Healthcare Company, Inc. (A)	9,180	727,240
AdaptHealth Corp. (A)	1,098	12,638
Addus HomeCare Corp. (A)	1,766	182,498
Agiliti, Inc. (A)	3,789	38,345
Amedisys, Inc. (A)	2,199	202,660
Brookdale Senior Living, Inc. (A)	14,458	95,567
Castle Biosciences, Inc. (A)	726	16,081
Cross Country Healthcare, Inc. (A)	3,819	71,492
Enhabit, Inc. (A)	1,091	12,710
Fulgent Genetics, Inc. (A)	2,388	51,820
HealthEquity, Inc. (A)	8,780	716,711
National HealthCare Corp.	1,428	134,960
NeoGenomics, Inc. (A)	1,332	20,939
OPKO Health, Inc. (A)	8,398	10,078
Owens & Minor, Inc. (A)	6,034	167,202

219

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Patterson Companies, Inc.	7,120	$196,868
Pediatrix Medical Group, Inc. (A)	5,689	57,061
PetIQ, Inc. (A)	1,147	20,967
Premier, Inc., Class A	7,830	173,043
Select Medical Holdings Corp.	2,451	73,898
US Physical Therapy, Inc.	7,009	791,106
		3,773,884
Health care technology – 0.2%
American Well Corp., Class A (A)	9,568	7,757
Certara, Inc. (A)	5,777	103,293
Definitive Healthcare Corp. (A)	1,330	10,733
Health Catalyst, Inc. (A)	2,468	18,584
HealthStream, Inc.	1,969	52,494
Teladoc Health, Inc. (A)	7,613	114,956
TruBridge, Inc. (A)	1,067	9,838
Veradigm, Inc. (A)	7,752	59,690
		377,345
Life sciences tools and services – 1.4%
Azenta, Inc. (A)	17,122	1,032,091
Bio-Rad Laboratories, Inc., Class A (A)	796	275,313
CryoPort, Inc. (A)	15,095	267,182
Harvard Bioscience, Inc. (A)	5,200	22,048
MaxCyte, Inc. (A)	3,699	15,499
Medpace Holdings, Inc. (A)	1,776	717,770
Mesa Laboratories, Inc.	169	18,544
OmniAb, Inc. (A)	3,101	16,807
OmniAb, Inc., $12.50 Earnout Shares (A)(B)	240	0
OmniAb, Inc., $15.00 Earnout Shares (A)(B)	240	0
Personalis, Inc. (A)	1,146	1,708
Revvity, Inc.	131	13,755
Seer, Inc. (A)	2,095	3,981
		2,384,698
Pharmaceuticals – 1.8%
ANI Pharmaceuticals, Inc. (A)	800	55,304
Catalent, Inc. (A)	2,622	148,012
Cumberland Pharmaceuticals, Inc. (A)	956	1,606
Elanco Animal Health, Inc. (A)	26,472	430,964
Innoviva, Inc. (A)	7,202	109,758
Intra-Cellular Therapies, Inc. (A)	10,412	720,510
Ligand Pharmaceuticals, Inc. (A)	1,301	95,103
Nektar Therapeutics (A)	10,585	9,889
Organon & Company	695	13,066
Pacira BioSciences, Inc. (A)	358	10,461
Perrigo Company PLC	9,542	307,157
Phathom Pharmaceuticals, Inc. (A)	25,481	270,608
Phibro Animal Health Corp., Class A	1,429	18,477
Prestige Consumer Healthcare, Inc. (A)	777	56,379
Supernus Pharmaceuticals, Inc. (A)	22,657	772,830
Taro Pharmaceutical Industries, Ltd. (A)	1,003	42,467
		3,062,591
		18,309,574
Industrials – 18.5%
Aerospace and defense – 1.0%
AAR Corp. (A)	3,353	200,744
AerSale Corp. (A)	635	4,559
Ducommun, Inc. (A)	1,245	63,869
Hexcel Corp.	11,420	831,947
Kaman Corp.	1,770	81,190
Kratos Defense & Security Solutions, Inc. (A)	3,850	70,763
Mercury Systems, Inc. (A)	3,577	105,522
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Moog, Inc., Class A	748	$119,418
National Presto Industries, Inc.	644	53,967
Park Aerospace Corp.	2,083	34,640
SIFCO Industries, Inc. (A)	1,000	3,180
V2X, Inc. (A)	1,029	48,065
		1,617,864
Air freight and logistics – 0.2%
Air Transport Services Group, Inc. (A)	7,279	100,159
Hub Group, Inc., Class A	4,836	209,012
Radiant Logistics, Inc. (A)	3,764	20,401
		329,572
Building products – 1.6%
American Woodmark Corp. (A)	1,615	164,181
Apogee Enterprises, Inc.	2,178	128,938
AZZ, Inc.	1,376	106,379
Gibraltar Industries, Inc. (A)	13,046	1,050,594
Hayward Holdings, Inc. (A)	2,363	36,178
Insteel Industries, Inc.	1,689	64,554
JELD-WEN Holding, Inc. (A)	4,097	86,979
Masonite International Corp. (A)	1,126	148,013
Masterbrand, Inc. (A)	1,555	29,141
Owens Corning	455	75,894
Quanex Building Products Corp.	3,929	150,991
Resideo Technologies, Inc. (A)	11,229	251,754
UFP Industries, Inc.	3,823	470,267
		2,763,863
Commercial services and supplies – 1.0%
ABM Industries, Inc.	5,899	263,213
ACCO Brands Corp.	8,323	46,692
Acme United Corp.	733	34,444
Brady Corp., Class A	3,025	179,322
BrightView Holdings, Inc. (A)	8,669	103,161
CECO Environmental Corp. (A)	3,081	70,925
Civeo Corp.	673	18,070
Deluxe Corp.	3,291	67,762
Ennis, Inc.	2,608	53,490
Enviri Corp. (A)	7,551	69,092
Healthcare Services Group, Inc. (A)	2,180	27,206
HNI Corp.	1,894	85,476
Interface, Inc.	2,884	48,509
Matthews International Corp., Class A	2,517	78,228
MillerKnoll, Inc.	1,587	39,294
NL Industries, Inc.	3,260	23,896
OPENLANE, Inc. (A)	8,224	142,275
Steelcase, Inc., Class A	6,532	85,439
UniFirst Corp.	667	115,678
Virco Manufacturing Corp.	1,200	13,116
VSE Corp.	1,368	109,440
		1,674,728
Construction and engineering – 1.1%
Arcosa, Inc.	4,464	383,279
Argan, Inc.	1,446	73,081
Cadeler A/S, ADR (A)	947	17,179
Concrete Pumping Holdings, Inc. (A)	1,800	14,220
Granite Construction, Inc.	3,746	214,009
Great Lakes Dredge & Dock Corp. (A)	6,888	60,270
IES Holdings, Inc. (A)	1,180	143,535
MasTec, Inc. (A)	496	46,252
MDU Resources Group, Inc.	8,560	215,712
Northwest Pipe Company (A)	1,306	45,292
Orion Group Holdings, Inc. (A)	4,263	34,957
Primoris Services Corp.	4,151	176,708
Sterling Infrastructure, Inc. (A)	2,528	278,864
Tutor Perini Corp. (A)	4,167	60,255

220

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Valmont Industries, Inc.	120	$27,394
		1,791,007
Electrical equipment – 1.7%
Allient, Inc.	300	10,704
Atkore, Inc.	6,033	1,148,442
Encore Wire Corp.	1,593	418,609
EnerSys	1,533	144,807
LSI Industries, Inc.	4,131	62,461
Powell Industries, Inc.	1,244	177,021
Preformed Line Products Company	492	63,306
Regal Rexnord Corp.	1,102	198,470
Sensata Technologies Holding PLC	4,009	147,291
Shoals Technologies Group, Inc., Class A (A)	29,680	331,822
Sunrun, Inc. (A)	2,009	26,479
Thermon Group Holdings, Inc. (A)	3,483	113,964
Ultralife Corp. (A)	1,984	17,479
		2,860,855
Ground transportation – 1.1%
ArcBest Corp.	2,462	350,835
Covenant Logistics Group, Inc.	1,513	70,143
Heartland Express, Inc.	4,107	49,038
Hertz Global Holdings, Inc. (A)	1,310	10,257
Knight-Swift Transportation Holdings, Inc.	8,732	480,435
Marten Transport, Ltd.	6,368	117,681
PAM Transportation Services, Inc. (A)	2,085	33,798
Ryder System, Inc.	3,393	407,805
Schneider National, Inc., Class B	3,459	78,312
Universal Logistics Holdings, Inc.	600	22,122
Werner Enterprises, Inc.	4,155	162,544
		1,782,970
Machinery – 5.1%
3D Systems Corp. (A)	5,104	22,662
AGCO Corp.	3,294	405,228
Alamo Group, Inc.	4,902	1,119,274
Albany International Corp., Class A	743	69,478
Astec Industries, Inc.	2,415	105,560
Barnes Group, Inc.	4,989	185,341
Columbus McKinnon Corp.	13,878	619,375
Commercial Vehicle Group, Inc. (A)	2,492	16,024
Enpro, Inc.	1,502	253,493
ESCO Technologies, Inc.	1,885	201,789
Gates Industrial Corp. PLC (A)	45,870	812,358
Gencor Industries, Inc. (A)	2,100	35,049
Graham Corp. (A)	333	9,084
Helios Technologies, Inc.	1,138	50,857
Hillenbrand, Inc.	14,594	733,932
Hurco Companies, Inc.	1,054	21,249
Hyster-Yale Materials Handling, Inc.	466	29,903
Kennametal, Inc.	6,313	157,446
LB Foster Company, Class A (A)	1,699	46,400
Luxfer Holdings PLC	633	6,564
Mayville Engineering Company, Inc. (A)	1,096	15,706
Miller Industries, Inc.	1,434	71,843
Mueller Industries, Inc.	4,486	241,930
NN, Inc. (A)	2,376	11,262
Park-Ohio Holdings Corp.	749	19,983
Perma-Pipe International Holdings, Inc. (A)	1,100	8,690
Proto Labs, Inc. (A)	1,588	56,771
RBC Bearings, Inc. (A)	2,779	751,303
REV Group, Inc.	5,224	115,398
SPX Technologies, Inc. (A)	10,880	1,339,654
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Standex International Corp.	310	$56,488
Stratasys, Ltd. (A)	1,753	20,370
Tennant Company	600	72,966
Terex Corp.	1,727	111,219
The Eastern Company	1,471	50,146
The Gorman-Rupp Company	1,454	57,506
The Greenbrier Companies, Inc.	2,830	147,443
The LS Starrett Company, Class A (A)	1,530	24,312
The Manitowoc Company, Inc. (A)	3,343	47,270
The Timken Company	1,134	99,146
Titan International, Inc. (A)	3,936	49,043
Trinity Industries, Inc.	7,997	222,716
Twin Disc, Inc.	1,650	27,275
Wabash National Corp.	1,980	59,281
		8,578,787
Marine transportation – 0.5%
Costamare, Inc.	9,592	108,869
Eagle Bulk Shipping, Inc.	1,293	80,774
Genco Shipping & Trading, Ltd.	4,550	92,502
Kirby Corp. (A)	2,936	279,860
Matson, Inc.	2,868	322,363
Pangaea Logistics Solutions, Ltd.	1,768	12,323
		896,691
Passenger airlines – 0.7%
Alaska Air Group, Inc. (A)	10,508	451,739
Allegiant Travel Company	1,247	93,787
Copa Holdings SA, Class A	905	94,265
Hawaiian Holdings, Inc. (A)	3,931	52,400
JetBlue Airways Corp. (A)	22,528	167,158
SkyWest, Inc. (A)	3,644	251,728
Spirit Airlines, Inc. (C)	5,129	24,824
		1,135,901
Professional services – 2.1%
Alight, Inc., Class A (A)	5,088	50,117
Asure Software, Inc. (A)	1,391	10,822
BGSF, Inc.	800	8,328
CACI International, Inc., Class A (A)	1,773	671,666
Clarivate PLC (A)	26,193	194,614
Concentrix Corp.	1,811	119,924
Conduent, Inc. (A)	14,444	48,821
Dun & Bradstreet Holdings, Inc.	7,293	73,222
Exponent, Inc.	7,960	658,212
First Advantage Corp.	1,878	30,461
Genpact, Ltd.	677	22,307
Heidrick & Struggles International, Inc.	1,672	56,280
Huron Consulting Group, Inc. (A)	876	84,639
ICF International, Inc.	1,429	215,250
Kelly Services, Inc., Class A	3,287	82,306
Korn Ferry	3,492	229,634
ManpowerGroup, Inc.	2,142	166,305
Mistras Group, Inc. (A)	2,232	21,338
NV5 Global, Inc. (A)	533	52,239
Paycor HCM, Inc. (A)	30,344	589,887
Resources Connection, Inc.	4,120	54,219
TrueBlue, Inc. (A)	3,219	40,302
Willdan Group, Inc. (A)	400	11,596
		3,492,489
Trading companies and distributors – 2.4%
Air Lease Corp.	9,143	470,316
Beacon Roofing Supply, Inc. (A)	2,458	240,933
BlueLinx Holdings, Inc. (A)	893	116,304
Boise Cascade Company	3,470	532,194
Distribution Solutions Group, Inc. (A)	1,306	46,337
DNOW, Inc. (A)	9,968	151,514

221

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
DXP Enterprises, Inc. (A)	1,767	$94,941
GMS, Inc. (A)	1,599	155,647
Hudson Technologies, Inc. (A)	2,645	29,121
McGrath RentCorp	1,288	158,901
MRC Global, Inc. (A)	2,745	34,505
Rush Enterprises, Inc., Class A	5,371	287,456
Rush Enterprises, Inc., Class B	1,675	89,261
SiteOne Landscape Supply, Inc. (A)	6,011	1,049,220
Titan Machinery, Inc. (A)	2,366	58,700
WESCO International, Inc.	2,849	487,977
Willis Lease Finance Corp. (A)	406	20,146
		4,023,473
		30,948,200
Information technology – 10.3%
Communications equipment – 0.7%
Aviat Networks, Inc. (A)	829	31,784
Comtech Telecommunications Corp. (A)	2,706	9,282
Digi International, Inc. (A)	4,035	128,838
Juniper Networks, Inc.	6,436	238,518
KVH Industries, Inc. (A)	910	4,641
NETGEAR, Inc. (A)	3,326	52,451
NetScout Systems, Inc. (A)	5,946	129,861
Optical Cable Corp. (A)	931	2,635
Ribbon Communications, Inc. (A)	8,541	27,331
Viasat, Inc. (A)	3,404	61,578
Viavi Solutions, Inc. (A)	48,362	439,611
		1,126,530
Electronic equipment, instruments and components – 3.4%
Arrow Electronics, Inc. (A)	5,466	707,628
Avnet, Inc.	8,420	417,464
Bel Fuse, Inc., Class B	1,641	98,969
Belden, Inc.	3,100	287,091
Benchmark Electronics, Inc.	3,813	114,428
Climb Global Solutions, Inc.	138	9,781
Coherent Corp. (A)	2,177	131,970
CTS Corp.	3,299	154,360
Daktronics, Inc. (A)	3,929	39,133
ePlus, Inc. (A)	1,924	151,111
FARO Technologies, Inc. (A)	684	14,713
Frequency Electronics, Inc. (A)	1,783	19,417
Key Tronic Corp. (A)	1,900	8,854
Kimball Electronics, Inc. (A)	3,036	65,729
Knowles Corp. (A)	7,107	114,423
Methode Electronics, Inc.	2,971	36,187
Mirion Technologies, Inc. (A)	1,282	14,576
Novanta, Inc. (A)	6,619	1,156,803
OSI Systems, Inc. (A)	1,258	179,668
PC Connection, Inc.	2,391	157,639
Plexus Corp. (A)	2,005	190,114
RF Industries, Ltd. (A)	120	372
Richardson Electronics, Ltd.	1,461	13,456
Rogers Corp. (A)	1,273	151,092
Sanmina Corp. (A)	4,939	307,107
ScanSource, Inc. (A)	2,542	111,950
TD SYNNEX Corp.	5,567	629,628
TTM Technologies, Inc. (A)	10,649	166,657
Vishay Intertechnology, Inc.	10,499	238,117
Vishay Precision Group, Inc. (A)	1,686	59,566
		5,748,003
IT services – 0.3%
Brightcove, Inc. (A)	2,443	4,739
DXC Technology Company (A)	15,631	331,534
Fastly, Inc., Class A (A)	2,307	29,922
Information Services Group, Inc.	4,400	17,776
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Thoughtworks Holding, Inc. (A)	74,280	$187,928
Twilio, Inc., Class A (A)	377	23,054
		594,953
Semiconductors and semiconductor equipment – 2.7%
Allegro MicroSystems, Inc. (A)	15,709	423,515
Alpha & Omega Semiconductor, Ltd. (A)	2,746	60,522
Amkor Technology, Inc.	16,310	525,834
Amtech Systems, Inc. (A)	2,404	13,006
AXT, Inc. (A)	4,229	19,411
CEVA, Inc. (A)	1,976	44,875
Cohu, Inc. (A)	4,842	161,384
Diodes, Inc. (A)	2,678	188,799
Ichor Holdings, Ltd. (A)	2,659	102,691
Kulicke & Soffa Industries, Inc.	4,804	241,689
MACOM Technology Solutions Holdings, Inc. (A)	9,114	871,663
Magnachip Semiconductor Corp. (A)	2,526	14,095
MaxLinear, Inc. (A)	981	18,315
Photronics, Inc. (A)	5,882	166,578
Power Integrations, Inc.	7,357	526,393
Silicon Laboratories, Inc. (A)	5,522	793,622
Ultra Clean Holdings, Inc. (A)	3,668	168,508
Veeco Instruments, Inc. (A)	2,996	105,369
		4,446,269
Software – 3.1%
ACI Worldwide, Inc. (A)	9,923	329,543
Appfolio, Inc., Class A (A)	4,027	993,622
Aware, Inc. (A)	2,160	4,039
Cerence, Inc. (A)	2,239	35,264
CleanSpark, Inc. (A)	5,547	117,652
Cognyte Software, Ltd. (A)	402	3,325
Consensus Cloud Solutions, Inc. (A)	218	3,457
CyberArk Software, Ltd. (A)	5,133	1,363,479
Digital Turbine, Inc. (A)	2,201	5,767
E2open Parent Holdings, Inc. (A)	4,078	18,106
Intapp, Inc. (A)	23,283	798,607
Matterport, Inc. (A)	13,199	29,830
Mitek Systems, Inc. (A)	1,915	27,002
NCR Voyix Corp. (A)	765	9,662
Olo, Inc., Class A (A)	2,125	11,666
ON24, Inc.	2,666	19,035
OneSpan, Inc. (A)	1,048	12,188
Rapid7, Inc. (A)	6,501	318,809
SecureWorks Corp., Class A (A)	1,000	6,720
SolarWinds Corp. (A)	12,240	154,469
The Descartes Systems Group, Inc. (A)	8,888	813,519
Upland Software, Inc. (A)	1,064	3,288
Verint Systems, Inc. (A)	1,067	35,371
Xperi, Inc. (A)	1,943	23,433
		5,137,853
Technology hardware, storage and peripherals – 0.1%
AstroNova, Inc. (A)	1,439	25,643
Xerox Holdings Corp.	12,185	218,112
		243,755
		17,297,363
Materials – 7.2%
Chemicals – 3.1%
AdvanSix, Inc.	2,405	68,783
Alto Ingredients, Inc. (A)	3,300	7,194
American Vanguard Corp.	2,933	37,982
Arcadium Lithium PLC (A)	1,263	5,444
Ashland, Inc.	4,068	396,101
Avient Corp.	20,770	901,418

222

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Balchem Corp.	4,414	$683,949
Core Molding Technologies, Inc. (A)	1,000	18,930
Ecovyst, Inc. (A)	9,373	104,509
Hawkins, Inc.	560	43,008
Huntsman Corp.	15,185	395,266
Innospec, Inc.	1,890	243,697
Intrepid Potash, Inc. (A)	1,117	23,301
Koppers Holdings, Inc.	1,694	93,458
Kronos Worldwide, Inc.	3,820	45,076
LSB Industries, Inc. (A)	3,748	32,907
Mativ Holdings, Inc.	4,760	89,250
Minerals Technologies, Inc.	2,720	204,762
Olin Corp.	5,905	347,214
Perimeter Solutions SA (A)	1,880	13,950
Quaker Chemical Corp.	3,830	786,108
Rayonier Advanced Materials, Inc. (A)	4,555	21,773
Sensient Technologies Corp.	269	18,612
Stepan Company	1,794	161,532
The Mosaic Company	6,509	211,282
Tronox Holdings PLC	13,420	232,837
		5,188,343
Containers and packaging – 1.2%
Berry Global Group, Inc.	7,897	477,611
Graphic Packaging Holding Company	1,465	42,749
Greif, Inc., Class A	1,784	123,185
Greif, Inc., Class B	913	63,472
International Paper Company	2,185	85,259
Myers Industries, Inc.	617	14,296
O-I Glass, Inc. (A)	7,974	132,289
Pactiv Evergreen, Inc.	3,705	53,056
Ranpak Holdings Corp. (A)	1,842	14,497
Silgan Holdings, Inc.	1,655	80,367
Sonoco Products Company	2,178	125,976
TriMas Corp.	1,856	49,611
Westrock Company	13,906	687,652
		1,950,020
Metals and mining – 2.8%
Alcoa Corp.	13,696	462,788
Alpha Metallurgical Resources, Inc.	1,110	367,599
Ampco-Pittsburgh Corp. (A)	1,644	3,567
Arch Resources, Inc.	1,503	241,667
Ascent Industries Company (A)	2,209	22,510
Carpenter Technology Corp.	4,715	336,745
Century Aluminum Company (A)	4,406	67,808
Cleveland-Cliffs, Inc. (A)	29,634	673,877
Coeur Mining, Inc. (A)	26,119	98,469
Commercial Metals Company	8,423	495,020
Compass Minerals International, Inc.	1,647	25,924
Friedman Industries, Inc.	1,511	28,316
Haynes International, Inc.	1,127	67,755
Hecla Mining Company	42,155	202,766
Materion Corp.	1,721	226,742
Metallus, Inc. (A)	3,682	81,925
MP Materials Corp. (A)	2,290	32,747
Nexa Resources SA (A)	900	6,444
Olympic Steel, Inc.	1,438	101,925
Radius Recycling, Inc.	3,077	65,017
Ryerson Holding Corp.	2,583	86,531
SunCoke Energy, Inc.	6,433	72,500
Tredegar Corp.	1,654	10,784
U.S. Steel Corp.	13,527	551,631
Universal Stainless & Alloy Products, Inc. (A)	1,562	35,020
Warrior Met Coal, Inc.	3,785	229,750
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Worthington Steel, Inc. (A)	3,451	$123,718
		4,719,545
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,597	69,837
Glatfelter Corp. (A)	4,610	9,220
Mercer International, Inc.	7,458	74,207
Resolute Forest Products, Inc. (A)(B)	7,541	10,708
Sylvamo Corp.	300	18,522
		182,494
		12,040,402
Real estate – 1.7%
Hotel and resort REITs – 0.4%
Ryman Hospitality Properties, Inc.	5,942	686,955
Industrial REITs – 0.4%
STAG Industrial, Inc.	16,332	627,802
Real estate management and development – 0.9%
Anywhere Real Estate, Inc. (A)	9,125	56,393
Cushman & Wakefield PLC (A)	14,309	149,672
Douglas Elliman, Inc. (A)	6,219	9,826
Five Point Holdings LLC, Class A (A)	2,659	8,323
Forestar Group, Inc. (A)	2,613	105,016
FRP Holdings, Inc. (A)	931	57,163
Howard Hughes Holdings, Inc. (A)	3,339	242,478
Jones Lang LaSalle, Inc. (A)	2,430	474,069
Kennedy-Wilson Holdings, Inc.	9,598	82,351
Marcus & Millichap, Inc.	3,679	125,711
Newmark Group, Inc., Class A	7,419	82,277
Rafael Holdings, Inc., Class B (A)	500	860
RE/MAX Holdings, Inc., Class A	2,193	19,233
Stratus Properties, Inc. (A)	1,025	23,401
Tejon Ranch Company (A)	2,396	36,922
		1,473,695
		2,788,452
Utilities – 0.2%
Electric utilities – 0.1%
Genie Energy, Ltd., B Shares	1,000	15,080
NRG Energy, Inc.	1,467	99,301
		114,381
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp., Class A	1,596	39,214
Ormat Technologies, Inc.	878	58,115
Sunnova Energy International, Inc. (A)	7,526	46,134
		143,463
		257,844
TOTAL COMMON STOCKS (Cost $134,068,985)		$165,392,171
PREFERRED SECURITIES – 0.0%
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	39,649
TOTAL PREFERRED SECURITIES (Cost $37,663)		$39,649

223

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.8%
Short-term funds – 0.8%
John Hancock Collateral Trust, 5.2975% (D)(E)	4,425	$44,243
State Street Institutional Treasury Money Market Fund, Premier Class, 5.1810% (D)	1,326,384	1,326,384
TOTAL SHORT-TERM INVESTMENTS (Cost $1,370,639)		$1,370,627
Total Investments (Small Cap Opportunities Trust) (Cost $135,477,287) – 99.7%		$166,802,447
Other assets and liabilities, net – 0.3%		439,672
TOTAL NET ASSETS – 100.0%		$167,242,119
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $42,797.
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Communication services – 3.2%
Entertainment – 0.7%
Eventbrite, Inc., Class A (A)	386,693	$2,119,078
Interactive media and services – 1.5%
CarGurus, Inc. (A)	86,191	1,989,288
Ziff Davis, Inc. (A)	39,490	2,489,450
		4,478,738
Media – 1.0%
Criteo SA, ADR (A)	81,181	2,847,018
		9,444,834
Consumer discretionary – 11.9%
Automobile components – 0.8%
Visteon Corp. (A)	18,981	2,232,355
Broadline retail – 0.8%
Global-e Online, Ltd. (A)	63,770	2,318,040
Diversified consumer services – 2.3%
Duolingo, Inc. (A)	6,146	1,355,685
European Wax Center, Inc., Class A (A)(B)	155,714	2,021,168
H&R Block, Inc.	70,097	3,442,464
		6,819,317
Hotels, restaurants and leisure – 3.1%
Boyd Gaming Corp.	53,676	3,613,468
Genius Sports, Ltd. (A)	347,833	1,986,126
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wingstop, Inc.	9,088	$3,329,843
		8,929,437
Household durables – 1.7%
Skyline Champion Corp. (A)	57,479	4,886,290
Leisure products – 0.7%
YETI Holdings, Inc. (A)	54,056	2,083,859
Specialty retail – 1.6%
Abercrombie & Fitch Company, Class A (A)	19,992	2,505,597
Boot Barn Holdings, Inc. (A)	24,198	2,302,440
		4,808,037
Textiles, apparel and luxury goods – 0.9%
Crocs, Inc. (A)	18,639	2,680,288
		34,757,623
Consumer staples – 5.2%
Beverages – 2.2%
Celsius Holdings, Inc. (A)	78,616	6,518,839
Personal care products – 3.0%
e.l.f. Beauty, Inc. (A)	44,202	8,664,918
		15,183,757
Energy – 5.3%
Energy equipment and services – 2.3%
Cactus, Inc., Class A	80,020	4,008,202
Seadrill, Ltd. (A)	56,384	2,836,115
		6,844,317
Oil, gas and consumable fuels – 3.0%
Chord Energy Corp.	19,576	3,489,226
Viper Energy, Inc.	135,095	5,195,754
		8,684,980
		15,529,297
Financials – 4.2%
Banks – 0.9%
Cadence Bank	97,146	2,817,234
Capital markets – 1.1%
PJT Partners, Inc., Class A	33,696	3,176,185
Insurance – 1.1%
SiriusPoint, Ltd. (A)	245,211	3,116,632
Mortgage real estate investment trusts – 1.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	109,915	3,121,586
		12,231,637
Health care – 21.5%
Biotechnology – 10.5%
Akero Therapeutics, Inc. (A)	47,041	1,188,256
Amicus Therapeutics, Inc. (A)	97,575	1,149,434
Apellis Pharmaceuticals, Inc. (A)	20,918	1,229,560
Apogee Therapeutics, Inc. (A)	28,346	1,883,592
Blueprint Medicines Corp. (A)	22,869	2,169,353
Celldex Therapeutics, Inc. (A)	51,988	2,181,936
Crinetics Pharmaceuticals, Inc. (A)	28,888	1,352,247
Cytokinetics, Inc. (A)	32,519	2,279,907
Immatics NV (A)	104,340	1,096,613
Immunocore Holdings PLC, ADR (A)	23,333	1,516,645
Intellia Therapeutics, Inc. (A)	26,412	726,594
Kymera Therapeutics, Inc. (A)	25,647	1,031,009
Merus NV (A)	33,703	1,517,646
Morphic Holding, Inc. (A)	24,022	845,574
Prothena Corp. PLC (A)	17,225	426,663
PTC Therapeutics, Inc. (A)	32,830	955,025
REVOLUTION Medicines, Inc. (A)	74,496	2,401,006

224

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Rocket Pharmaceuticals, Inc. (A)	88,067	$2,372,525
Syndax Pharmaceuticals, Inc. (A)	70,280	1,672,664
Vaxcyte, Inc. (A)	36,503	2,493,520
		30,489,769
Health care equipment and supplies – 7.4%
Glaukos Corp. (A)	22,641	2,134,820
Haemonetics Corp. (A)	47,052	4,015,888
Inari Medical, Inc. (A)	45,818	2,198,348
Inspire Medical Systems, Inc. (A)	15,728	3,378,217
PROCEPT BioRobotics Corp. (A)	120,702	5,965,093
Shockwave Medical, Inc. (A)	12,215	3,977,570
		21,669,936
Health care providers and services – 1.9%
Acadia Healthcare Company, Inc. (A)	33,705	2,670,110
HealthEquity, Inc. (A)	36,081	2,945,292
		5,615,402
Pharmaceuticals – 1.7%
Intra-Cellular Therapies, Inc. (A)	32,548	2,252,322
Longboard Pharmaceuticals, Inc. (A)	37,743	815,249
Structure Therapeutics, Inc., ADR (A)	17,539	751,722
Verona Pharma PLC, ADR (A)	70,557	1,135,262
		4,954,555
		62,729,662
Industrials – 25.3%
Aerospace and defense – 1.8%
Curtiss-Wright Corp.	20,339	5,205,564
Building products – 4.1%
The AZEK Company, Inc. (A)	143,673	7,215,258
Zurn Elkay Water Solutions Corp.	142,213	4,759,869
		11,975,127
Commercial services and supplies – 1.6%
Aris Water Solutions, Inc., Class A	90,756	1,284,197
Casella Waste Systems, Inc., Class A (A)	34,637	3,424,560
		4,708,757
Construction and engineering – 4.7%
Ameresco, Inc., Class A (A)	62,010	1,496,301
Comfort Systems USA, Inc.	17,851	5,671,441
Fluor Corp. (A)	152,737	6,457,720
		13,625,462
Electrical equipment – 2.6%
Acuity Brands, Inc.	10,902	2,929,694
NEXTracker, Inc., Class A (A)	47,081	2,649,248
Shoals Technologies Group, Inc., Class A (A)	175,226	1,959,027
		7,537,969
Machinery – 0.9%
The Middleby Corp. (A)	17,034	2,738,897
Professional services – 5.7%
EXL Service Holdings, Inc. (A)	156,108	4,964,237
TriNet Group, Inc.	34,317	4,546,659
Verra Mobility Corp. (A)	290,666	7,257,930
		16,768,826
Trading companies and distributors – 3.9%
Applied Industrial Technologies, Inc.	39,688	7,840,364
Rush Enterprises, Inc., Class A	64,567	3,455,626
		11,295,990
		73,856,592
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Information technology – 16.1%
Communications equipment – 0.4%
Calix, Inc. (A)	31,749	$1,052,797
Electronic equipment, instruments and components – 2.4%
ePlus, Inc. (A)	22,845	1,794,246
Fabrinet (A)	7,731	1,461,314
Novanta, Inc. (A)	22,033	3,850,707
		7,106,267
IT services – 0.6%
Squarespace, Inc., Class A (A)	51,800	1,887,592
Semiconductors and semiconductor equipment – 2.8%
MKS Instruments, Inc.	20,418	2,715,594
SiTime Corp. (A)	15,906	1,482,916
Synaptics, Inc. (A)	25,601	2,497,634
Universal Display Corp.	7,976	1,343,557
		8,039,701
Software – 9.9%
Clearwater Analytics Holdings, Inc., Class A (A)	146,492	2,591,443
CyberArk Software, Ltd. (A)	17,742	4,712,807
DoubleVerify Holdings, Inc. (A)	122,795	4,317,472
Five9, Inc. (A)	44,278	2,750,107
Intapp, Inc. (A)	40,182	1,378,243
Jamf Holding Corp. (A)	160,040	2,936,734
Manhattan Associates, Inc. (A)	12,363	3,093,593
PowerSchool Holdings, Inc., Class A (A)	189,595	4,036,478
Sprout Social, Inc., Class A (A)	54,910	3,278,676
		29,095,553
		47,181,910
Materials – 2.8%
Chemicals – 2.8%
Arcadium Lithium PLC (A)	360,253	1,552,690
Cabot Corp.	71,587	6,600,321
		8,153,011
Real estate – 2.9%
Hotel and resort REITs – 1.7%
Ryman Hospitality Properties, Inc.	43,177	4,991,693
Retail REITs – 1.2%
Phillips Edison & Company, Inc.	98,671	3,539,329
		8,531,022
TOTAL COMMON STOCKS (Cost $235,558,368)		$287,599,345
EXCHANGE-TRADED FUNDS – 0.5%
iShares Russell 2000 Growth ETF (B)	5,646	1,528,937
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,485,894)		$1,528,937
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 0.2%
John Hancock Collateral Trust, 5.2975% (C)(D)	51,121	511,073

225

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.1%
Societe Generale SA Tri-Party Repurchase Agreement dated 3-28-24 at 5.320% to be repurchased at $3,301,951 on 4-1-24, collateralized by $3,345,300 U.S. Treasury Notes, 4.250% due 2-28-31 (valued at $3,366,053)	$3,300,000	$3,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,811,172)		$3,811,073
Total Investments (Small Cap Stock Trust) (Cost $240,855,434) – 100.2%		$292,939,355
Other assets and liabilities, net – (0.2%)		(450,555)
TOTAL NET ASSETS – 100.0%		$292,488,800
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $498,843.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Communication services – 1.3%
Interactive media and services – 1.3%
Shutterstock, Inc. (A)	130,527	$5,979,442
Consumer discretionary – 12.3%
Automobile components – 2.6%
The Goodyear Tire & Rubber Company (B)	460,995	6,329,461
Visteon Corp. (B)	47,888	5,632,108
		11,961,569
Hotels, restaurants and leisure – 1.2%
Wyndham Hotels & Resorts, Inc.	75,656	5,806,598
Household durables – 4.1%
Century Communities, Inc.	55,081	5,315,317
Sonos, Inc. (B)	360,288	6,867,089
Tri Pointe Homes, Inc. (B)	178,759	6,910,823
		19,093,229
Specialty retail – 1.8%
Boot Barn Holdings, Inc. (B)	27,020	2,570,953
Monro, Inc.	179,783	5,670,356
		8,241,309
Textiles, apparel and luxury goods – 2.6%
Kontoor Brands, Inc.	109,263	6,583,096
Oxford Industries, Inc.	50,656	5,693,734
		12,276,830
		57,379,535
Consumer staples – 2.8%
Food products – 1.3%
Post Holdings, Inc. (B)	55,189	5,865,487
Household products – 1.5%
Spectrum Brands Holdings, Inc.	78,682	7,003,485
		12,868,972
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 5.8%
Oil, gas and consumable fuels – 5.8%
Chord Energy Corp.	51,471	$9,174,191
Gulfport Energy Corp. (B)	60,633	9,708,553
Sitio Royalties Corp., Class A	334,238	8,262,363
		27,145,107
Financials – 26.0%
Banks – 15.8%
1st Source Corp.	115,247	6,041,248
Berkshire Hills Bancorp, Inc.	239,492	5,489,157
Cadence Bank	253,773	7,359,417
Eastern Bankshares, Inc.	266,315	3,669,821
Enterprise Financial Services Corp.	158,337	6,422,149
First Busey Corp.	272,345	6,549,897
First Interstate BancSystem, Inc., Class A	152,156	4,140,165
Hancock Whitney Corp.	160,533	7,390,939
International Bancshares Corp.	66,366	3,725,787
National Bank Holdings Corp., Class A	208,966	7,537,404
Seacoast Banking Corp. of Florida	303,300	7,700,787
Synovus Financial Corp.	186,223	7,460,093
		73,486,864
Capital markets – 1.1%
Houlihan Lokey, Inc.	41,874	5,367,828
Consumer finance – 1.7%
Bread Financial Holdings, Inc.	214,140	7,974,574
Financial services – 1.1%
NMI Holdings, Inc., Class A (B)	155,603	5,032,201
Insurance – 6.3%
Assured Guaranty, Ltd.	71,380	6,227,905
Kemper Corp.	124,277	7,695,232
ProAssurance Corp. (B)	321,700	4,137,062
SiriusPoint, Ltd. (B)	435,836	5,539,476
White Mountains Insurance Group, Ltd.	3,262	5,853,007
		29,452,682
		121,314,149
Health care – 4.6%
Health care equipment and supplies – 3.8%
Haemonetics Corp. (B)	79,274	6,766,036
ICU Medical, Inc. (B)	44,762	4,803,858
Integra LifeSciences Holdings Corp. (B)	176,663	6,262,703
		17,832,597
Health care providers and services – 0.8%
AMN Healthcare Services, Inc. (B)	55,704	3,482,057
		21,314,654
Industrials – 16.1%
Building products – 2.7%
American Woodmark Corp. (B)	73,121	7,433,481
Janus International Group, Inc. (B)	332,838	5,035,839
		12,469,320
Commercial services and supplies – 4.0%
ACCO Brands Corp.	823,268	4,618,533
Brady Corp., Class A	114,928	6,812,932
Vestis Corp.	381,802	7,357,325
		18,788,790
Electrical equipment – 1.1%
Thermon Group Holdings, Inc. (B)	160,973	5,267,037
Ground transportation – 1.2%
Ryder System, Inc.	48,118	5,783,302
Machinery – 1.6%
Luxfer Holdings PLC	118,718	1,231,106

226

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Middleby Corp. (B)	39,936	$6,421,309
		7,652,415
Professional services – 3.6%
Huron Consulting Group, Inc. (B)	45,404	4,386,934
Maximus, Inc.	46,882	3,933,400
Sterling Check Corp. (B)	192,833	3,100,755
WNS Holdings, Ltd. (B)	100,672	5,086,956
		16,508,045
Trading companies and distributors – 1.9%
Air Lease Corp.	168,580	8,671,755
		75,140,664
Information technology – 8.5%
Electronic equipment, instruments and components – 4.1%
Belden, Inc.	79,982	7,407,133
CTS Corp.	114,421	5,353,759
ePlus, Inc. (B)	75,803	5,953,568
Knowles Corp. (B)	19,700	317,170
		19,031,630
IT services – 1.0%
Perficient, Inc. (B)	85,425	4,808,573
Software – 3.4%
ACI Worldwide, Inc. (B)	263,832	8,761,861
Progress Software Corp.	130,485	6,956,155
		15,718,016
		39,558,219
Materials – 8.1%
Chemicals – 6.1%
Axalta Coating Systems, Ltd. (B)	206,859	7,113,881
Element Solutions, Inc.	371,597	9,282,493
HB Fuller Company	70,042	5,585,149
Mativ Holdings, Inc.	336,222	6,304,163
		28,285,686
Containers and packaging – 2.0%
TriMas Corp.	353,969	9,461,591
		37,747,277
Real estate – 9.9%
Diversified REITs – 0.8%
Alexander & Baldwin, Inc.	218,816	3,603,900
Hotel and resort REITs – 1.5%
Pebblebrook Hotel Trust	444,046	6,842,749
Industrial REITs – 0.7%
LXP Industrial Trust	372,489	3,359,851
Real estate management and development – 1.3%
Colliers International Group, Inc.	49,981	6,109,178
Residential REITs – 2.2%
Centerspace	80,719	4,612,284
Independence Realty Trust, Inc.	349,331	5,634,709
		10,246,993
Retail REITs – 2.1%
NETSTREIT Corp.	293,410	5,389,942
Phillips Edison & Company, Inc.	127,399	4,569,802
		9,959,744
Specialized REITs – 1.3%
PotlatchDeltic Corp.	127,319	5,986,539
		46,108,954
Utilities – 3.2%
Electric utilities – 2.0%
PNM Resources, Inc.	103,546	3,897,471
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Portland General Electric Company	128,180	$5,383,560
		9,281,031
Gas utilities – 1.2%
ONE Gas, Inc.	87,116	5,621,595
		14,902,626
TOTAL COMMON STOCKS (Cost $403,261,349)		$459,459,599
SHORT-TERM INVESTMENTS – 1.3%
Short-term funds – 0.0%
John Hancock Collateral Trust, 5.2975% (C)(D)	8,017	80,147
Repurchase agreement – 1.3%
Bank of America Tri-Party Repurchase Agreement dated 3-28-24 at 5.330% to be repurchased at $5,803,435 on 4-1-24, collateralized by $5,414,285 Federal Home Loan Mortgage Corp., 2.500% - 7.435% due 12-1-35 to 12-1-51 (valued at $4,699,145), $171,538 Federal National Mortgage Association, 3.000% due 9-1-43 (valued at $153,996) and $983,527 Government National Mortgage Association, 7.669% due 8-20-72 (valued at $1,062,859)	$5,800,000	5,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,880,171)		$5,880,147
Total Investments (Small Cap Value Trust) (Cost $409,141,520) – 99.9%		$465,339,746
Other assets and liabilities, net – 0.1%		691,384
TOTAL NET ASSETS – 100.0%		$466,031,130
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $78,455.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.8%
Communication services – 1.3%
Diversified telecommunication services – 0.3%
Frontier Communications Parent, Inc. (A)	16,352	$400,624
Media – 1.0%
Advantage Solutions, Inc. (A)	71,229	308,422
The New York Times Company, Class A	23,326	1,008,150
		1,316,572
		1,717,196
Consumer discretionary – 11.5%
Automobile components – 1.6%
Dorman Products, Inc. (A)	8,341	803,989
LCI Industries	5,384	662,555
Modine Manufacturing Company (A)	2,700	257,013

227

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
Visteon Corp. (A)	2,842	$334,248
		2,057,805
Broadline retail – 0.3%
Kohl's Corp.	6,300	183,645
Savers Value Village, Inc. (A)	12,860	247,941
		431,586
Distributors – 0.2%
Pool Corp.	781	315,134
Diversified consumer services – 1.3%
Strategic Education, Inc.	16,720	1,740,885
Hotels, restaurants and leisure – 2.2%
BJ's Restaurants, Inc. (A)	8,283	299,679
Cava Group, Inc. (A)	7,278	509,824
Dutch Bros, Inc., Class A (A)	9,451	311,883
Marriott Vacations Worldwide Corp.	5,736	617,939
Papa John's International, Inc.	12,121	807,259
Wyndham Hotels & Resorts, Inc.	4,200	322,350
		2,868,934
Household durables – 2.1%
Meritage Homes Corp.	9,698	1,701,611
Skyline Champion Corp. (A)	6,000	510,060
Smith Douglas Homes Corp. (A)	8,475	251,708
Taylor Morrison Home Corp. (A)	4,500	279,765
		2,743,144
Leisure products – 0.1%
Peloton Interactive, Inc., Class A (A)	37,138	159,136
Specialty retail – 2.7%
Abercrombie & Fitch Company, Class A (A)	1,500	187,995
Asbury Automotive Group, Inc. (A)	3,605	849,987
Caleres, Inc.	12,838	526,743
Carvana Company (A)(B)	4,987	438,407
Floor & Decor Holdings, Inc., Class A (A)	3,973	514,980
Monro, Inc.	18,568	585,635
Urban Outfitters, Inc. (A)	8,200	356,044
		3,459,791
Textiles, apparel and luxury goods – 1.0%
Figs, Inc., Class A (A)	79,711	396,961
Steven Madden, Ltd.	21,574	912,149
		1,309,110
		15,085,525
Consumer staples – 2.1%
Food products – 1.6%
Nomad Foods, Ltd.	49,622	970,606
Post Holdings, Inc. (A)	6,893	732,588
TreeHouse Foods, Inc. (A)	8,600	334,970
		2,038,164
Personal care products – 0.5%
BellRing Brands, Inc. (A)	11,300	667,039
		2,705,203
Energy – 9.2%
Energy equipment and services – 4.2%
Cactus, Inc., Class A	18,453	924,311
ChampionX Corp.	41,074	1,474,146
Enerflex, Ltd.	91,423	532,996
Expro Group Holdings NV (A)	32,642	651,861
Liberty Energy, Inc.	29,614	613,602
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
TechnipFMC PLC	51,600	$1,295,676
		5,492,592
Oil, gas and consumable fuels – 5.0%
Magnolia Oil & Gas Corp., Class A (B)	31,992	830,192
Matador Resources Company	33,652	2,246,944
Permian Resources Corp.	62,445	1,102,779
Range Resources Corp.	36,295	1,249,637
Southwestern Energy Company (A)	137,800	1,044,524
		6,474,076
		11,966,668
Financials – 25.3%
Banks – 16.1%
BankUnited, Inc.	29,912	837,536
Cathay General Bancorp	17,100	646,893
Columbia Banking System, Inc.	56,431	1,091,940
CrossFirst Bankshares, Inc. (A)	38,258	529,491
Eastern Bankshares, Inc.	78,841	1,086,429
FB Financial Corp.	29,768	1,121,063
HarborOne Bancorp, Inc.	47,415	505,444
Home BancShares, Inc.	48,349	1,187,935
Live Oak Bancshares, Inc.	29,610	1,229,111
National Bank Holdings Corp., Class A	27,961	1,008,553
Pinnacle Financial Partners, Inc.	24,393	2,094,871
Popular, Inc.	17,694	1,558,664
Preferred Bank	9,702	744,823
Prosperity Bancshares, Inc.	10,069	662,339
Southern First Bancshares, Inc. (A)	8,371	265,863
SouthState Corp.	15,893	1,351,382
Synovus Financial Corp.	9,700	388,582
Texas Capital Bancshares, Inc. (A)	15,843	975,137
Towne Bank	34,706	973,850
Webster Financial Corp.	17,142	870,299
Western Alliance Bancorp	13,565	870,737
WSFS Financial Corp.	22,609	1,020,570
		21,021,512
Capital markets – 1.6%
Houlihan Lokey, Inc.	11,568	1,482,902
StepStone Group, Inc., Class A	9,063	323,912
Virtus Investment Partners, Inc.	1,270	314,935
		2,121,749
Consumer finance – 0.5%
NerdWallet, Inc., Class A (A)	22,415	329,501
PRA Group, Inc. (A)	12,565	327,695
		657,196
Financial services – 2.8%
PennyMac Financial Services, Inc.	22,142	2,016,915
Radian Group, Inc.	4,849	162,296
Voya Financial, Inc.	5,900	436,128
Walker & Dunlop, Inc.	9,829	993,319
		3,608,658
Insurance – 3.0%
First American Financial Corp.	9,768	596,336
James River Group Holdings, Ltd.	22,805	212,087
Oscar Health, Inc., Class A (A)	28,700	426,769
Primerica, Inc.	1,000	252,960
ProAssurance Corp. (A)	37,290	479,549
Ryan Specialty Holdings, Inc.	19,166	1,063,713
Selective Insurance Group, Inc.	4,100	447,597

228

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Hanover Insurance Group, Inc.	3,200	$435,744
		3,914,755
Mortgage real estate investment trusts – 1.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	37,163	1,055,429
PennyMac Mortgage Investment Trust	47,655	699,575
		1,755,004
		33,078,874
Health care – 8.7%
Biotechnology – 4.2%
Apellis Pharmaceuticals, Inc. (A)	5,423	318,764
Arrowhead Pharmaceuticals, Inc. (A)	7,100	203,060
Ascendis Pharma A/S, ADR (A)	2,938	444,137
Biohaven, Ltd. (A)	5,300	289,857
Black Diamond Therapeutics, Inc. (A)(B)	45,300	229,671
Blueprint Medicines Corp. (A)	2,907	275,758
Cabaletta Bio, Inc. (A)	8,600	146,716
Crinetics Pharmaceuticals, Inc. (A)	6,068	284,043
CRISPR Therapeutics AG (A)(B)	3,191	217,499
Cytokinetics, Inc. (A)	6,780	475,346
Immatics NV (A)(B)	26,709	280,712
Insmed, Inc. (A)	9,488	257,409
Ionis Pharmaceuticals, Inc. (A)	12,900	559,215
MacroGenics, Inc. (A)	10,051	147,951
MoonLake Immunotherapeutics (A)	2,471	124,118
Syndax Pharmaceuticals, Inc. (A)	12,993	309,233
Vaxcyte, Inc. (A)	5,685	388,342
Verve Therapeutics, Inc. (A)	15,880	210,886
Xenon Pharmaceuticals, Inc. (A)	5,100	219,555
Zentalis Pharmaceuticals, Inc. (A)	9,583	151,028
		5,533,300
Health care equipment and supplies – 1.3%
Atrion Corp.	1,143	529,838
Avanos Medical, Inc. (A)	15,000	298,650
Lantheus Holdings, Inc. (A)	6,733	419,062
QuidelOrtho Corp. (A)	10,090	483,715
		1,731,265
Health care providers and services – 2.3%
Privia Health Group, Inc. (A)	11,700	229,203
Select Medical Holdings Corp.	43,448	1,309,957
The Ensign Group, Inc.	8,242	1,025,470
The Pennant Group, Inc. (A)	22,481	441,302
		3,005,932
Health care technology – 0.3%
Phreesia, Inc. (A)	14,159	338,825
Pharmaceuticals – 0.6%
Elanco Animal Health, Inc. (A)	40,833	664,761
Neumora Therapeutics, Inc. (A)(B)	8,801	121,014
		785,775
		11,395,097
Industrials – 14.6%
Aerospace and defense – 0.9%
Leonardo DRS, Inc. (A)	16,659	367,997
Moog, Inc., Class A	5,500	878,075
		1,246,072
Building products – 1.7%
UFP Industries, Inc.	10,538	1,296,279
Zurn Elkay Water Solutions Corp.	26,600	890,302
		2,186,581
Commercial services and supplies – 2.0%
Brady Corp., Class A	15,503	919,018
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Casella Waste Systems, Inc., Class A (A)	7,700	$761,299
MSA Safety, Inc.	2,731	528,694
Stericycle, Inc. (A)	8,436	444,999
		2,654,010
Construction and engineering – 1.0%
Arcosa, Inc.	2,000	171,720
Valmont Industries, Inc.	2,008	458,386
WillScot Mobile Mini Holdings Corp. (A)	14,797	688,061
		1,318,167
Ground transportation – 0.9%
Landstar System, Inc.	6,003	1,157,138
Machinery – 3.6%
Alamo Group, Inc.	3,729	851,443
Crane Company	3,900	527,007
Esab Corp.	9,955	1,100,724
ESCO Technologies, Inc.	4,361	466,845
John Bean Technologies Corp.	3,500	367,115
RBC Bearings, Inc. (A)	2,953	798,344
SPX Technologies, Inc. (A)	4,584	564,428
		4,675,906
Passenger airlines – 0.4%
Allegiant Travel Company	7,831	588,970
Professional services – 2.1%
ASGN, Inc. (A)	4,200	439,992
FTI Consulting, Inc. (A)	2,920	614,047
Parsons Corp. (A)	12,936	1,073,041
Paycor HCM, Inc. (A)	30,007	583,336
		2,710,416
Trading companies and distributors – 2.0%
Beacon Roofing Supply, Inc. (A)	14,669	1,437,855
Herc Holdings, Inc.	3,972	668,488
MSC Industrial Direct Company, Inc., Class A	5,100	494,904
		2,601,247
		19,138,507
Information technology – 6.5%
Communications equipment – 0.3%
Viavi Solutions, Inc. (A)	47,597	432,657
Electronic equipment, instruments and components – 2.2%
Littelfuse, Inc.	3,535	856,707
Mirion Technologies, Inc. (A)	55,097	626,453
PAR Technology Corp. (A)	7,819	354,670
Vishay Intertechnology, Inc.	16,400	371,952
Vontier Corp.	14,568	660,804
		2,870,586
IT services – 0.2%
Endava PLC, ADR (A)	6,648	252,890
Semiconductors and semiconductor equipment – 2.2%
Diodes, Inc. (A)	5,400	380,700
Entegris, Inc.	1,862	261,685
Lattice Semiconductor Corp. (A)	6,880	538,222
MACOM Technology Solutions Holdings, Inc. (A)	8,800	841,632
Onto Innovation, Inc. (A)	4,936	893,811
		2,916,050
Software – 1.6%
Altair Engineering, Inc., Class A (A)	1,900	163,685
Amplitude, Inc., Class A (A)	13,700	149,056
DoubleVerify Holdings, Inc. (A)	14,066	494,561
Intapp, Inc. (A)	6,284	215,541

229

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
JFrog, Ltd. (A)	6,134	$271,245
NCino, Inc. (A)	12,912	482,651
Workiva, Inc. (A)	3,191	270,597
		2,047,336
		8,519,519
Materials – 4.7%
Chemicals – 1.7%
Element Solutions, Inc.	45,071	1,125,874
Orion SA	24,107	566,997
Quaker Chemical Corp.	2,552	523,798
		2,216,669
Containers and packaging – 0.0%
Pactiv Evergreen, Inc.	2,022	28,955
Metals and mining – 2.5%
Carpenter Technology Corp.	6,252	446,518
Constellium SE (A)	58,200	1,286,802
Hudbay Minerals, Inc.	47,100	329,700
Reliance, Inc.	3,767	1,258,856
		3,321,876
Paper and forest products – 0.5%
Clearwater Paper Corp. (A)	6,071	265,485
West Fraser Timber Company, Ltd.	3,814	329,644
		595,129
		6,162,629
Real estate – 10.1%
Diversified REITs – 0.8%
Essential Properties Realty Trust, Inc.	37,403	997,164
Hotel and resort REITs – 1.1%
Apple Hospitality REIT, Inc.	86,229	1,412,431
Industrial REITs – 2.0%
EastGroup Properties, Inc.	6,176	1,110,260
Terreno Realty Corp.	22,985	1,526,204
		2,636,464
Office REITs – 0.7%
Highwoods Properties, Inc.	17,600	460,768
Kilroy Realty Corp.	12,500	455,375
		916,143
Real estate management and development – 1.4%
FirstService Corp.	4,900	812,420
Opendoor Technologies, Inc. (A)	55,700	168,771
The St. Joe Company	14,192	822,710
		1,803,901
Residential REITs – 1.2%
Independence Realty Trust, Inc.	60,996	983,865
UMH Properties, Inc.	39,800	646,352
		1,630,217
Retail REITs – 1.3%
NETSTREIT Corp.	39,690	729,105
Saul Centers, Inc.	15,309	589,243
The Macerich Company	22,500	387,675
		1,706,023
Specialized REITs – 1.6%
CubeSmart	20,164	911,816
PotlatchDeltic Corp.	15,296	719,218
Safehold, Inc.	19,722	406,273
		2,037,307
		13,139,650
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 3.8%
Electric utilities – 2.1%
IDACORP, Inc.	8,035	$746,371
MGE Energy, Inc.	7,492	589,770
OGE Energy Corp.	16,200	555,660
PNM Resources, Inc.	21,800	820,552
		2,712,353
Gas utilities – 1.1%
Chesapeake Utilities Corp.	6,649	713,438
ONE Gas, Inc.	10,937	705,765
		1,419,203
Water utilities – 0.6%
Artesian Resources Corp., Class A	5,610	208,187
California Water Service Group	14,090	654,903
		863,090
		4,994,646
TOTAL COMMON STOCKS (Cost $101,471,210)		$127,903,514
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	611
TOTAL WARRANTS (Cost $6,099)		$611
SHORT-TERM INVESTMENTS – 3.6%
Short-term funds – 3.6%
John Hancock Collateral Trust, 5.2975% (C)(D)	187,244	1,871,954
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.2417% (C)	451,970	451,970
T. Rowe Price Government Reserve Fund, 5.3578% (C)	2,403,280	2,403,280
TOTAL SHORT-TERM INVESTMENTS (Cost $4,727,636)		$4,727,204
Total Investments (Small Company Value Trust) (Cost $106,204,945) – 101.4%		$132,631,329
Other assets and liabilities, net – (1.4%)		(1,830,181)
TOTAL NET ASSETS – 100.0%		$130,801,148
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $1,830,884.
(C)	The rate shown is the annualized seven-day yield as of 3-31-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.5%
Communication services – 6.2%
Diversified telecommunication services – 0.9%
Anterix, Inc. (A)	1,962	$65,943
AST SpaceMobile, Inc. (A)(B)	18,418	53,412
AT&T, Inc.	630,020	11,088,352
ATN International, Inc.	1,870	58,914
Bandwidth, Inc., Class A (A)	3,389	61,883
BT Group PLC	869,759	1,203,712

230

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Cellnex Telecom SA (A)(C)	61,772	$2,185,166
Cogent Communications Holdings, Inc.	6,753	441,173
Consolidated Communications Holdings, Inc. (A)	11,659	50,367
Deutsche Telekom AG	435,996	10,583,579
Elisa OYJ	19,132	852,969
Frontier Communications Parent, Inc. (A)	42,787	1,048,282
Globalstar, Inc. (A)	109,108	160,389
HKT Trust & HKT, Ltd.	509,755	594,776
IDT Corp., Class B	2,355	89,043
Infrastrutture Wireless Italiane SpA (C)	45,213	513,075
Iridium Communications, Inc.	23,956	626,689
Koninklijke KPN NV	451,317	1,688,108
Liberty Latin America, Ltd., Class A (A)	7,796	54,338
Liberty Latin America, Ltd., Class C (A)	19,318	135,033
Lumen Technologies, Inc. (A)	157,775	246,129
Nippon Telegraph & Telephone Corp.	4,019,563	4,787,711
Ooma, Inc. (A)	4,269	36,415
Orange SA	250,472	2,945,554
Shenandoah Telecommunications Company	7,651	132,898
Singapore Telecommunications, Ltd.	851,921	1,601,032
Singapore Telecommunications, Ltd.	258,829	485,049
Spark New Zealand, Ltd.	244,008	694,714
Swisscom AG	3,484	2,132,399
Telecom Italia SpA (A)(B)	1,340,410	325,392
Telefonica SA	657,496	2,903,665
Telenor ASA	84,710	942,613
Telia Company AB	317,336	813,317
Telstra Group, Ltd.	543,958	1,368,285
Verizon Communications, Inc.	370,547	15,548,152
		66,518,528
Entertainment – 1.0%
Atlanta Braves Holdings, Inc., Series A (A)	1,560	65,364
Atlanta Braves Holdings, Inc., Series C (A)	7,177	280,334
Bollore SE	95,843	640,344
Capcom Company, Ltd.	46,606	873,121
Cinemark Holdings, Inc. (A)	17,147	308,132
Electronic Arts, Inc.	21,429	2,842,985
Eventbrite, Inc., Class A (A)	12,787	70,073
IMAX Corp. (A)	7,330	118,526
Konami Group Corp.	13,512	920,424
Lions Gate Entertainment Corp., Class A (A)	8,532	84,893
Lions Gate Entertainment Corp., Class B (A)	19,517	181,703
Live Nation Entertainment, Inc. (A)	12,820	1,355,971
Madison Square Garden Entertainment Corp. (A)	6,092	238,867
Netflix, Inc. (A)	38,129	23,156,886
Nexon Company, Ltd.	46,124	766,650
Nintendo Company, Ltd.	139,758	7,625,841
Playstudios, Inc. (A)	14,355	39,907
Reservoir Media, Inc. (A)	2,970	23,552
Sea, Ltd., ADR (A)	49,606	2,664,338
Sphere Entertainment Company (A)	4,072	199,854
Square Enix Holdings Company, Ltd.	11,538	444,972
Take-Two Interactive Software, Inc. (A)	13,763	2,043,668
The Marcus Corp.	4,146	59,122
The Walt Disney Company	161,609	19,774,477
TKO Group Holdings, Inc.	11,587	1,001,233
Toho Company, Ltd.	15,053	499,838
Universal Music Group NV	110,270	3,313,650
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Vivid Seats, Inc., Class A (A)	9,105	$54,539
Warner Brothers Discovery, Inc. (A)	191,872	1,675,043
		71,324,307
Interactive media and services – 3.4%
Adevinta ASA (A)	47,043	493,417
Alphabet, Inc., Class A (A)	519,189	78,361,196
Alphabet, Inc., Class C (A)	434,812	66,204,475
Auto Trader Group PLC (C)	122,059	1,077,892
Bumble, Inc., Class A (A)	15,712	178,331
CarGurus, Inc. (A)	15,030	346,892
Cars.com, Inc. (A)	10,275	176,525
carsales.com, Ltd.	48,182	1,132,560
DHI Group, Inc. (A)	8,996	22,940
EverQuote, Inc., Class A (A)	3,464	64,292
FuboTV, Inc. (A)	43,330	68,461
Grindr, Inc. (A)	6,555	66,402
LY Corp.	359,516	910,639
Match Group, Inc. (A)	24,559	891,001
MediaAlpha, Inc., Class A (A)	3,455	70,378
Meta Platforms, Inc., Class A	193,852	94,130,654
Nextdoor Holdings, Inc. (A)	24,652	55,467
Outbrain, Inc. (A)	6,488	25,628
QuinStreet, Inc. (A)	8,178	144,423
REA Group, Ltd.	7,109	858,966
Scout24 SE (C)	10,089	760,087
SEEK, Ltd.	47,917	781,363
Shutterstock, Inc.	3,775	172,933
TrueCar, Inc. (A)	13,804	46,796
Vimeo, Inc. (A)	25,528	104,410
Yelp, Inc. (A)	10,215	402,471
Ziff Davis, Inc. (A)	15,988	1,007,884
ZipRecruiter, Inc., Class A (A)	10,432	119,864
ZoomInfo Technologies, Inc. (A)	57,299	918,503
		249,594,850
Media – 0.5%
Advantage Solutions, Inc. (A)	13,796	59,737
AMC Networks, Inc., Class A (A)	4,856	58,903
Boston Omaha Corp., Class A (A)	3,920	60,603
Cable One, Inc.	880	372,354
Cardlytics, Inc. (A)(B)	5,708	82,709
Charter Communications, Inc., Class A (A)	8,684	2,523,831
Clear Channel Outdoor Holdings, Inc. (A)	58,175	95,989
Comcast Corp., Class A	349,019	15,129,974
Daily Journal Corp. (A)	221	79,916
Dentsu Group, Inc.	27,256	756,810
EchoStar Corp., Class A (A)	18,255	260,134
Fox Corp., Class A	19,777	618,427
Fox Corp., Class B	11,916	341,036
Gambling.com Group, Ltd. (A)	2,414	22,040
Gannett Company, Inc. (A)	24,230	59,121
Gray Television, Inc.	13,548	85,623
iHeartMedia, Inc., Class A (A)	18,085	37,798
Informa PLC	184,834	1,939,279
Integral Ad Science Holding Corp. (A)	8,520	84,944
John Wiley & Sons, Inc., Class A	5,764	219,781
Magnite, Inc. (A)	20,982	225,557
News Corp., Class A	34,388	900,278
News Corp., Class B	10,371	280,639
Nexstar Media Group, Inc.	6,235	1,074,228
Omnicom Group, Inc.	17,086	1,653,241
Paramount Global, Class B	43,591	513,066
Publicis Groupe SA	30,788	3,356,523
PubMatic, Inc., Class A (A)	6,634	157,358

231

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Scholastic Corp.	4,248	$160,192
Sinclair, Inc.	4,908	66,111
Stagwell, Inc. (A)	12,789	79,548
TechTarget, Inc. (A)	3,951	130,699
TEGNA, Inc.	69,534	1,038,838
The EW Scripps Company, Class A (A)	10,123	39,783
The Interpublic Group of Companies, Inc.	34,605	1,129,161
The New York Times Company, Class A	31,649	1,367,870
Thryv Holdings, Inc. (A)	5,033	111,884
Townsquare Media, Inc., Class A	1,775	19,490
Vivendi SE	90,057	981,426
WideOpenWest, Inc. (A)	8,772	31,755
WPP PLC	144,583	1,370,232
		37,576,888
Wireless telecommunication services – 0.4%
Gogo, Inc. (A)	10,862	95,368
KDDI Corp. (B)	201,342	5,953,023
SoftBank Corp. (B)	387,011	4,982,744
SoftBank Group Corp.	138,418	8,220,002
Spok Holdings, Inc.	2,584	41,215
Tele2 AB, B Shares	72,138	592,358
Telephone & Data Systems, Inc.	15,334	245,651
Tingo Group, Inc. (A)	19,584	501
T-Mobile US, Inc.	45,976	7,504,203
Vodafone Group PLC	3,096,220	2,746,112
		30,381,177
		455,395,750
Consumer discretionary – 10.9%
Automobile components – 0.4%
Adient PLC (A)	31,851	1,048,535
Aisin Corp.	19,819	809,859
American Axle & Manufacturing Holdings, Inc. (A)	17,794	130,964
Aptiv PLC (A)	24,488	1,950,469
Atmus Filtration Technologies, Inc. (A)(B)	2,405	77,561
Autoliv, Inc.	14,227	1,713,358
BorgWarner, Inc.	21,238	737,808
Bridgestone Corp.	76,804	3,403,932
Cie Generale des Etablissements Michelin SCA	91,366	3,501,452
Continental AG	14,797	1,068,120
Cooper-Standard Holdings, Inc. (A)	2,601	43,073
Dana, Inc.	20,272	257,454
Denso Corp.	254,382	4,871,840
Dorman Products, Inc. (A)	4,100	395,199
Fox Factory Holding Corp. (A)	14,877	774,645
Gentex Corp.	45,116	1,629,590
Gentherm, Inc. (A)	5,154	296,767
Holley, Inc. (A)	7,889	35,185
Koito Manufacturing Company, Ltd.	26,917	362,831
LCI Industries	3,831	471,443
Lear Corp.	11,032	1,598,316
Luminar Technologies, Inc. (A)(B)	42,704	84,127
Modine Manufacturing Company (A)	7,972	758,855
Patrick Industries, Inc.	3,196	381,826
Solid Power, Inc. (A)(B)	27,438	55,699
Standard Motor Products, Inc.	3,244	108,836
Stoneridge, Inc. (A)	4,126	76,083
Sumitomo Electric Industries, Ltd.	96,117	1,489,364
The Goodyear Tire & Rubber Company (A)	98,533	1,352,858
Visteon Corp. (A)	9,648	1,134,701
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobile components (continued)
XPEL, Inc. (A)	3,517	$189,988
		30,810,738
Automobiles – 1.9%
Bayerische Motoren Werke AG	42,896	4,949,288
Ferrari NV	16,956	7,393,416
Fisker, Inc. (A)	32,197	666
Ford Motor Company	343,334	4,559,476
General Motors Company	101,481	4,602,163
Harley-Davidson, Inc.	24,514	1,072,242
Honda Motor Company, Ltd.	621,350	7,688,390
Isuzu Motors, Ltd.	78,435	1,060,241
Livewire Group, Inc. (A)	3,205	23,172
Mazda Motor Corp.	76,490	886,488
Mercedes-Benz Group AG	107,933	8,595,452
Nissan Motor Company, Ltd.	323,623	1,282,350
Renault SA	25,857	1,304,747
Stellantis NV	298,043	8,467,111
Subaru Corp.	81,130	1,837,419
Suzuki Motor Corp.	211,420	2,413,838
Tesla, Inc. (A)	244,119	42,913,679
Thor Industries, Inc.	10,314	1,210,245
Toyota Motor Corp.	1,426,525	36,055,352
Volkswagen AG	3,969	606,296
Volvo Car AB, B Shares (A)	100,197	379,344
Winnebago Industries, Inc.	4,461	330,114
Yamaha Motor Company, Ltd.	120,135	1,106,631
		138,738,120
Broadline retail – 2.3%
Amazon.com, Inc. (A)	805,460	145,288,875
Big Lots, Inc. (A)	5,177	22,416
CarParts.com, Inc. (A)	9,589	15,534
ContextLogic, Inc., Class A (A)	3,536	20,120
Dillard's, Inc., Class A	522	246,196
eBay, Inc.	45,436	2,398,112
Etsy, Inc. (A)	10,819	743,482
Global-e Online, Ltd. (A)	13,257	481,892
Macy's, Inc.	53,011	1,059,690
Next PLC	16,299	1,899,884
Nordstrom, Inc.	18,839	381,867
Ollie's Bargain Outlet Holdings, Inc. (A)	11,913	947,917
Pan Pacific International Holdings Corp.	51,235	1,357,815
Prosus NV (A)	196,767	6,158,880
Rakuten Group, Inc. (A)	201,662	1,144,654
Savers Value Village, Inc. (A)	4,105	79,144
Wesfarmers, Ltd.	152,648	6,804,265
		169,050,743
Distributors – 0.1%
D'ieteren Group	2,890	640,718
Genuine Parts Company	12,169	1,885,343
LKQ Corp.	24,178	1,291,347
Pool Corp.	3,307	1,334,375
Weyco Group, Inc.	940	29,967
		5,181,750
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	6,170	317,138
Carriage Services, Inc.	2,228	60,245
Chegg, Inc. (A)	18,123	137,191
Coursera, Inc. (A)	20,147	282,461
Duolingo, Inc. (A)	4,532	999,669
European Wax Center, Inc., Class A (A)	5,670	73,597
frontdoor, Inc. (A)	12,522	407,967
Graham Holdings Company, Class B	1,204	924,287
Grand Canyon Education, Inc. (A)	5,717	778,713
H&R Block, Inc.	26,987	1,325,332

232

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
IDP Education, Ltd.	35,569	$415,201
Laureate Education, Inc.	20,566	299,647
Lincoln Educational Services Corp. (A)	3,599	37,178
Nerdy, Inc. (A)	10,473	30,476
OneSpaWorld Holdings, Ltd. (A)	13,040	172,519
Pearson PLC	84,176	1,108,385
Perdoceo Education Corp.	10,366	182,027
Service Corp. International	28,577	2,120,699
Strategic Education, Inc.	3,516	366,086
Stride, Inc. (A)	6,605	416,445
Udemy, Inc. (A)	13,708	150,514
Universal Technical Institute, Inc. (A)	5,097	81,246
WW International, Inc. (A)	8,331	15,412
		10,702,435
Hotels, restaurants and leisure – 2.0%
Accel Entertainment, Inc. (A)	8,268	97,480
Accor SA	25,454	1,188,356
Airbnb, Inc., Class A (A)	38,356	6,327,206
Amadeus IT Group SA	60,601	3,890,383
Aramark	50,765	1,650,878
Aristocrat Leisure, Ltd.	77,919	2,181,803
Bally's Corp. (A)	4,931	68,738
Biglari Holdings, Inc., Class B (A)	119	22,572
BJ's Restaurants, Inc. (A)	3,525	127,535
Bloomin' Brands, Inc.	13,337	382,505
Booking Holdings, Inc.	3,073	11,148,475
Bowlero Corp., Class A (B)	2,692	36,880
Boyd Gaming Corp.	13,440	904,781
Brinker International, Inc. (A)	6,766	336,135
Caesars Entertainment, Inc. (A)	19,490	852,493
Carnival Corp. (A)	86,444	1,412,495
Carrols Restaurant Group, Inc.	5,724	54,435
Century Casinos, Inc. (A)	4,961	15,677
Chipotle Mexican Grill, Inc. (A)	2,416	7,022,756
Choice Hotels International, Inc. (B)	4,781	604,079
Churchill Downs, Inc.	13,130	1,624,838
Chuy's Holdings, Inc. (A)	2,791	94,140
Compass Group PLC	229,888	6,743,222
Cracker Barrel Old Country Store, Inc. (B)	3,405	247,646
Darden Restaurants, Inc.	10,434	1,744,043
Dave & Buster's Entertainment, Inc. (A)	5,409	338,603
Delivery Hero SE (A)(C)	23,757	679,317
Denny's Corp. (A)	7,676	68,777
Dine Brands Global, Inc.	2,466	114,620
Domino's Pizza, Inc.	3,152	1,566,166
El Pollo Loco Holdings, Inc. (A)	3,764	36,661
Entain PLC	85,929	862,297
Everi Holdings, Inc. (A)	12,944	130,087
Evolution AB (C)	24,652	3,061,874
Expedia Group, Inc. (A)	11,482	1,581,646
First Watch Restaurant Group, Inc. (A)	3,616	89,026
Flutter Entertainment PLC (A)	23,811	4,746,330
Full House Resorts, Inc. (A)	5,097	28,390
Galaxy Entertainment Group, Ltd.	294,166	1,478,793
Genting Singapore, Ltd.	813,434	533,480
Global Business Travel Group I (A)	5,600	33,656
Golden Entertainment, Inc.	3,041	112,000
Hilton Grand Vacations, Inc. (A)	26,173	1,235,627
Hilton Worldwide Holdings, Inc.	22,196	4,734,629
Hyatt Hotels Corp., Class A	8,553	1,365,230
Inspired Entertainment, Inc. (A)	3,771	37,182
InterContinental Hotels Group PLC	22,229	2,309,857
International Game Technology PLC	16,723	377,773
Jack in the Box, Inc.	3,084	211,192
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Krispy Kreme, Inc. (B)	13,686	$208,506
Kura Sushi USA, Inc., Class A (A)	978	112,626
La Francaise des Jeux SAEM (C)	14,131	575,947
Las Vegas Sands Corp.	31,922	1,650,367
Life Time Group Holdings, Inc. (A)	6,877	106,731
Light & Wonder, Inc. (A)	31,475	3,213,283
Lindblad Expeditions Holdings, Inc. (A)	5,542	51,707
Marriott International, Inc., Class A	21,718	5,479,669
Marriott Vacations Worldwide Corp.	6,389	688,287
McDonald's Corp.	63,897	18,015,759
McDonald's Holdings Company Japan, Ltd.	11,626	522,788
MGM Resorts International (A)	24,690	1,165,615
Monarch Casino & Resort, Inc.	1,999	149,905
Mondee Holdings, Inc. (A)(B)	7,595	17,544
Nathan's Famous, Inc.	555	39,294
Norwegian Cruise Line Holdings, Ltd. (A)	38,438	804,507
ONE Group Hospitality, Inc. (A)	3,329	18,543
Oriental Land Company, Ltd.	146,768	4,701,818
Papa John's International, Inc.	5,076	338,062
Penn Entertainment, Inc. (A)	28,819	524,794
Planet Fitness, Inc., Class A (A)	16,526	1,035,023
PlayAGS, Inc. (A)	5,762	51,743
Portillo's, Inc., Class A (A)	7,316	103,741
Potbelly Corp. (A)	4,022	48,706
RCI Hospitality Holdings, Inc.	1,414	82,012
Red Robin Gourmet Burgers, Inc. (A)	2,873	22,007
Red Rock Resorts, Inc., Class A	7,204	430,943
Royal Caribbean Cruises, Ltd. (A)	20,721	2,880,426
Rush Street Interactive, Inc. (A)	9,488	61,767
Sabre Corp. (A)	51,574	124,809
Sands China, Ltd. (A)	326,603	921,425
Shake Shack, Inc., Class A (A)	5,839	607,431
Six Flags Entertainment Corp. (A)	11,133	293,021
Sodexo SA	11,902	1,020,278
Starbucks Corp.	99,712	9,112,680
Super Group SGHC, Ltd. (A)	22,217	76,649
Sweetgreen, Inc., Class A (A)	15,109	381,653
Target Hospitality Corp. (A)	5,298	57,589
Texas Roadhouse, Inc.	12,917	1,995,289
The Cheesecake Factory, Inc.	7,474	270,185
The Lottery Corp., Ltd.	299,396	1,004,056
The Wendy's Company	32,316	608,833
Travel + Leisure Company	14,008	685,832
United Parks & Resorts, Inc. (A)	5,513	309,886
Vail Resorts, Inc.	7,344	1,636,464
Whitbread PLC	25,082	1,048,626
Wingstop, Inc.	5,690	2,084,816
Wyndham Hotels & Resorts, Inc.	16,047	1,231,607
Wynn Resorts, Ltd.	8,674	886,743
Xponential Fitness, Inc., Class A (A)	4,111	67,996
Yum! Brands, Inc.	24,704	3,425,210
Zensho Holdings Company, Ltd.	12,973	539,482
		146,005,444
Household durables – 0.8%
Barratt Developments PLC	131,109	786,927
Beazer Homes USA, Inc. (A)	4,727	155,046
Cavco Industries, Inc. (A)	1,356	541,125
Century Communities, Inc.	4,443	428,750
Cricut, Inc., Class A	7,992	38,042
D.R. Horton, Inc.	26,341	4,334,412
Dream Finders Homes, Inc., Class A (A)	3,859	168,754
Ethan Allen Interiors, Inc.	3,392	117,261
Garmin, Ltd.	13,315	1,982,204

233

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
GoPro, Inc., Class A (A)	21,321	$47,546
Green Brick Partners, Inc. (A)	4,065	244,835
Hamilton Beach Brands Holding Company, Class B	853	20,779
Helen of Troy, Ltd. (A)	8,285	954,763
Hooker Furnishings Corp.	1,702	40,865
Hovnanian Enterprises, Inc., Class A (A)	748	117,391
Iida Group Holdings Company, Ltd.	20,748	268,511
Installed Building Products, Inc.	3,668	949,022
iRobot Corp. (A)	4,317	37,817
KB Home	24,815	1,758,887
Landsea Homes Corp. (A)	3,264	47,426
La-Z-Boy, Inc.	6,720	252,806
Legacy Housing Corp. (A)	1,869	40,221
Leggett & Platt, Inc.	25,802	494,108
Lennar Corp., Class A	21,826	3,753,635
LGI Homes, Inc. (A)	3,231	375,991
M/I Homes, Inc. (A)	4,168	568,057
MDC Holdings, Inc.	9,287	584,245
Meritage Homes Corp.	5,620	986,085
Mohawk Industries, Inc. (A)	4,776	625,131
NVR, Inc. (A)	277	2,243,689
Panasonic Holdings Corp.	297,126	2,835,699
Persimmon PLC	42,970	712,464
PulteGroup, Inc.	18,730	2,259,213
SEB SA	3,350	428,608
Sekisui Chemical Company, Ltd.	51,284	750,316
Sekisui House, Ltd.	80,254	1,827,999
Sharp Corp. (A)	34,991	194,882
Skyline Champion Corp. (A)	8,322	707,453
Snap One Holdings Corp. (A)	3,280	28,274
Sonos, Inc. (A)	19,724	375,939
Sony Group Corp.	169,658	14,548,296
Taylor Morrison Home Corp. (A)	36,404	2,263,237
Taylor Wimpey PLC	475,622	822,288
Tempur Sealy International, Inc.	33,322	1,893,356
The Berkeley Group Holdings PLC	14,273	857,528
The Lovesac Company (A)	2,096	47,370
Toll Brothers, Inc.	20,172	2,609,652
TopBuild Corp. (A)	6,113	2,694,182
Tri Pointe Homes, Inc. (A)	14,685	567,722
Vizio Holding Corp., Class A (A)	11,680	127,779
VOXX International Corp. (A)	1,827	14,908
Whirlpool Corp.	10,638	1,272,624
Worthington Enterprises, Inc.	4,838	301,069
		61,105,189
Leisure products – 0.1%
Acushnet Holdings Corp.	4,765	314,252
AMMO, Inc. (A)	16,618	45,700
Bandai Namco Holdings, Inc.	80,631	1,496,120
Brunswick Corp.	13,310	1,284,681
Clarus Corp.	4,699	31,718
Escalade, Inc.	1,598	21,973
Funko, Inc., Class A (A)	6,053	37,771
Hasbro, Inc.	11,783	665,975
JAKKS Pacific, Inc. (A)	1,073	26,503
Johnson Outdoors, Inc., Class A	1,002	46,202
Malibu Boats, Inc., Class A (A)	3,188	137,977
MasterCraft Boat Holdings, Inc. (A)	2,580	61,198
Mattel, Inc. (A)	68,324	1,353,498
Polaris, Inc.	10,268	1,028,032
Shimano, Inc.	10,293	1,531,223
Smith & Wesson Brands, Inc.	7,434	129,054
Sturm Ruger & Company, Inc.	2,874	132,635
Topgolf Callaway Brands Corp. (A)	22,333	361,125
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Vista Outdoor, Inc. (A)	9,082	$297,708
Yamaha Corp.	17,639	380,734
YETI Holdings, Inc. (A)	16,799	647,601
		10,031,680
Specialty retail – 1.8%
1-800-Flowers.com, Inc., Class A (A)	4,415	47,814
Abercrombie & Fitch Company, Class A (A)	7,576	949,500
Academy Sports & Outdoors, Inc.	11,193	755,975
American Eagle Outfitters, Inc.	28,399	732,410
America's Car-Mart, Inc. (A)	984	62,848
Arko Corp.	13,121	74,790
Asbury Automotive Group, Inc. (A)	3,206	755,911
AutoNation, Inc. (A)	5,017	830,715
AutoZone, Inc. (A)	1,525	4,806,266
Avolta AG (A)	13,343	555,567
BARK, Inc. (A)(B)	17,038	21,127
Bath & Body Works, Inc.	20,544	1,027,611
Best Buy Company, Inc.	16,516	1,354,807
Beyond, Inc. (A)	7,008	251,657
Big 5 Sporting Goods Corp.	4,066	14,312
Boot Barn Holdings, Inc. (A)	4,622	439,783
Build-A-Bear Workshop, Inc.	1,890	56,454
Burlington Stores, Inc. (A)	12,367	2,871,494
Caleres, Inc.	5,306	217,705
Camping World Holdings, Inc., Class A	6,337	176,485
CarMax, Inc. (A)	13,418	1,168,842
Carvana Company (A)(B)	15,860	1,394,253
Designer Brands, Inc., Class A	6,843	74,794
Destination XL Group, Inc. (A)	8,665	31,194
Dick's Sporting Goods, Inc.	11,252	2,530,125
EVgo, Inc. (A)(B)	16,757	42,060
Fast Retailing Company, Ltd.	23,543	7,294,234
Five Below, Inc. (A)	10,676	1,936,413
Floor & Decor Holdings, Inc., Class A (A)	20,613	2,671,857
Foot Locker, Inc.	12,816	365,256
GameStop Corp., Class A (A)(B)	51,955	650,477
Genesco, Inc. (A)	1,771	49,836
Group 1 Automotive, Inc.	2,059	601,702
GrowGeneration Corp. (A)	11,293	32,298
Guess?, Inc.	4,351	136,926
Haverty Furniture Companies, Inc.	2,251	76,804
Hennes & Mauritz AB, B Shares (B)	86,879	1,416,655
Hibbett, Inc.	1,885	144,787
Industria de Diseno Textil SA	146,736	7,389,077
JD Sports Fashion PLC	348,603	592,225
Kingfisher PLC	252,492	794,662
Lands' End, Inc. (A)	2,528	27,530
Leslie's, Inc. (A)	27,786	180,609
Lithia Motors, Inc.	5,323	1,601,478
Lowe's Companies, Inc.	50,701	12,915,066
MarineMax, Inc. (A)	3,420	113,749
Monro, Inc.	4,930	155,492
Murphy USA, Inc.	3,668	1,537,626
National Vision Holdings, Inc. (A)	12,130	268,801
Nitori Holdings Company, Ltd.	10,776	1,633,125
OneWater Marine, Inc., Class A (A)	1,971	55,484
O'Reilly Automotive, Inc. (A)	5,214	5,885,980
Penske Automotive Group, Inc.	3,770	610,702
PetMed Express, Inc.	3,611	17,297
Revolve Group, Inc. (A)	6,333	134,070
RH (A)	2,960	1,030,850
Ross Stores, Inc.	29,636	4,349,379
Sally Beauty Holdings, Inc. (A)	16,621	206,433

234

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Shoe Carnival, Inc.	2,990	$109,554
Signet Jewelers, Ltd.	6,811	681,577
Sleep Number Corp. (A)	3,572	57,259
Sonic Automotive, Inc., Class A	2,314	131,759
Sportsman's Warehouse Holdings, Inc. (A)	7,249	22,544
Stitch Fix, Inc., Class A (A)	14,879	39,281
The Aaron's Company, Inc.	5,286	39,645
The Buckle, Inc.	4,799	193,256
The Cato Corp., Class A	3,390	19,560
The Children's Place, Inc. (A)(B)	1,773	20,460
The Gap, Inc.	41,602	1,146,135
The Home Depot, Inc.	87,735	33,655,146
The ODP Corp. (A)	4,865	258,088
The TJX Companies, Inc.	100,420	10,184,596
ThredUp, Inc., Class A (A)	13,145	26,290
Tile Shop Holdings, Inc. (A)	4,705	33,076
Tilly's, Inc., Class A (A)	4,137	28,132
Tractor Supply Company	9,467	2,477,703
Ulta Beauty, Inc. (A)	4,265	2,230,083
Upbound Group, Inc.	8,282	291,609
Urban Outfitters, Inc. (A)	9,948	431,942
USS Company, Ltd.	55,316	457,305
Valvoline, Inc. (A)	25,077	1,117,682
Warby Parker, Inc., Class A (A)	13,214	179,843
Williams-Sonoma, Inc.	12,407	3,939,595
Winmark Corp.	437	158,063
Zalando SE (A)(C)	30,160	862,433
ZOZO, Inc.	18,190	451,473
Zumiez, Inc. (A)	2,465	37,443
		135,402,911
Textiles, apparel and luxury goods – 1.3%
adidas AG	21,792	4,868,958
Burberry Group PLC	48,228	737,712
Capri Holdings, Ltd. (A)	22,547	1,021,379
Carter's, Inc.	7,123	603,176
Cie Financiere Richemont SA, A Shares	72,314	11,009,113
Columbia Sportswear Company	6,671	541,552
Crocs, Inc. (A)	11,715	1,684,617
Deckers Outdoor Corp. (A)	2,255	2,122,541
Figs, Inc., Class A (A)	19,730	98,255
G-III Apparel Group, Ltd. (A)	6,541	189,754
Hanesbrands, Inc. (A)	55,254	320,473
Hermes International SCA	4,260	10,887,624
Kering SA	10,014	3,966,378
Kontoor Brands, Inc.	8,734	526,224
Lululemon Athletica, Inc. (A)	10,100	3,945,565
LVMH Moet Hennessy Louis Vuitton SE	37,144	33,422,024
Moncler SpA	27,706	2,067,442
Movado Group, Inc.	2,285	63,820
NIKE, Inc., Class B	107,097	10,064,976
Oxford Industries, Inc.	2,319	260,656
Pandora A/S	11,373	1,835,670
Puma SE	14,202	642,729
PVH Corp.	11,535	1,621,936
Ralph Lauren Corp.	3,592	674,434
Rocky Brands, Inc.	1,064	28,866
Skechers USA, Inc., Class A (A)	25,841	1,583,020
Steven Madden, Ltd.	11,580	489,602
Tapestry, Inc.	20,707	983,168
The Swatch Group AG	7,079	320,989
The Swatch Group AG, Bearer Shares	3,892	907,934
Under Armour, Inc., Class A (A)	36,519	269,510
Under Armour, Inc., Class C (A)	36,909	263,530
Vera Bradley, Inc. (A)	3,920	26,656
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
VF Corp.	29,865	$458,129
Wolverine World Wide, Inc.	12,262	137,457
		98,645,869
		805,674,879
Consumer staples – 6.2%
Beverages – 1.3%
Anheuser-Busch InBev SA/NV	116,842	7,112,637
Asahi Group Holdings, Ltd.	64,791	2,379,117
Brown-Forman Corp., Class B	16,532	853,382
Carlsberg A/S, Class B	13,246	1,813,974
Celsius Holdings, Inc. (A)	28,679	2,378,063
Coca-Cola Consolidated, Inc.	1,646	1,393,191
Coca-Cola Europacific Partners PLC	27,774	1,942,791
Coca-Cola HBC AG (A)	29,613	935,779
Constellation Brands, Inc., Class A	14,164	3,849,209
Davide Campari-Milano NV	82,820	832,338
Diageo PLC	300,705	11,126,750
Heineken Holding NV	17,435	1,407,073
Heineken NV	38,741	3,734,926
Keurig Dr. Pepper, Inc.	90,967	2,789,958
Kirin Holdings Company, Ltd.	104,508	1,453,320
MGP Ingredients, Inc.	2,457	211,621
Molson Coors Beverage Company, Class B	16,730	1,125,093
Monster Beverage Corp. (A)	65,118	3,860,195
National Beverage Corp. (A)	3,726	176,836
PepsiCo, Inc.	121,078	21,189,861
Pernod Ricard SA	27,510	4,453,430
Primo Water Corp.	24,217	440,992
Remy Cointreau SA	3,103	313,324
Suntory Beverage & Food, Ltd.	18,705	632,695
The Boston Beer Company, Inc., Class A (A)	1,820	554,044
The Coca-Cola Company	342,856	20,975,930
The Duckhorn Portfolio, Inc. (A)	7,407	68,959
The Vita Coco Company, Inc. (A)	4,936	120,586
Treasury Wine Estates, Ltd.	109,153	885,406
		99,011,480
Consumer staples distribution and retail – 1.5%
Aeon Company, Ltd.	87,966	2,086,721
BJ's Wholesale Club Holdings, Inc. (A)	25,799	1,951,694
Carrefour SA	76,276	1,308,463
Casey's General Stores, Inc.	7,178	2,285,834
Coles Group, Ltd.	180,031	1,987,401
Costco Wholesale Corp.	39,118	28,659,020
Dollar General Corp.	19,340	3,018,200
Dollar Tree, Inc. (A)	18,244	2,429,189
Endeavour Group, Ltd.	192,737	692,009
Grocery Outlet Holding Corp. (A)	19,201	552,605
Ingles Markets, Inc., Class A	2,191	168,006
J Sainsbury PLC	223,008	761,446
Jeronimo Martins SGPS SA	38,093	755,776
Kesko OYJ, B Shares	36,740	686,818
Kobe Bussan Company, Ltd.	20,242	495,995
Koninklijke Ahold Delhaize NV	128,108	3,833,219
MatsukiyoCocokara & Company	46,156	741,122
Natural Grocers by Vitamin Cottage, Inc.	1,384	24,981
Ocado Group PLC (A)	78,023	447,451
Performance Food Group Company (A)	30,094	2,246,216
PriceSmart, Inc.	3,910	328,440
Seven & i Holdings Company, Ltd.	304,065	4,432,015
SpartanNash Company	5,336	107,841
Sprouts Farmers Market, Inc. (A)	35,451	2,285,880
Sysco Corp.	43,924	3,565,750

235

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Target Corp.	40,689	$7,210,498
Tesco PLC	949,130	3,554,939
The Andersons, Inc.	5,012	287,538
The Chefs' Warehouse, Inc. (A)	5,463	205,737
The Kroger Company	58,373	3,334,849
U.S. Foods Holding Corp. (A)	43,749	2,361,134
United Natural Foods, Inc. (A)	9,092	104,467
Village Super Market, Inc., Class A	1,299	37,164
Walgreens Boots Alliance, Inc.	61,159	1,326,539
Walmart, Inc.	377,483	22,713,152
Weis Markets, Inc.	2,663	171,497
Woolworths Group, Ltd.	164,325	3,552,054
		110,711,660
Food products – 1.4%
Ajinomoto Company, Inc.	63,127	2,357,390
Alico, Inc.	1,072	31,388
Archer-Daniels-Midland Company	46,881	2,944,596
Associated British Foods PLC	45,873	1,447,332
B&G Foods, Inc. (B)	11,505	131,617
Barry Callebaut AG	480	697,248
Beyond Meat, Inc. (A)(B)	9,839	81,467
BRC, Inc., Class A (A)(B)	7,174	30,705
Bunge Global SA	13,127	1,345,780
Calavo Growers, Inc.	2,933	81,567
Cal-Maine Foods, Inc.	6,328	372,403
Campbell Soup Company	17,748	788,899
Chocoladefabriken Lindt & Spruengli AG	14	1,688,946
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	129	1,543,978
Conagra Brands, Inc.	40,493	1,200,213
Danone SA	86,614	5,599,146
Darling Ingredients, Inc. (A)	30,857	1,435,159
Dole PLC	10,912	130,180
Flowers Foods, Inc.	37,160	882,550
Fresh Del Monte Produce, Inc.	5,597	145,018
General Mills, Inc.	50,027	3,500,389
Hormel Foods Corp.	26,169	913,036
Ingredion, Inc.	12,611	1,473,595
J&J Snack Foods Corp.	2,330	336,825
JDE Peet's NV	13,114	275,460
John B Sanfilippo & Son, Inc.	1,348	142,780
Kellanova	22,415	1,284,155
Kerry Group PLC, Class A	20,035	1,716,719
Kerry Group PLC, Class A (London Stock Exchange)	1,204	104,721
Kikkoman Corp.	91,285	1,171,598
Lamb Weston Holdings, Inc.	13,095	1,395,010
Lancaster Colony Corp.	6,955	1,444,067
Limoneira Company	2,644	51,717
Lotus Bakeries NV	55	531,014
McCormick & Company, Inc.	21,593	1,658,558
MEIJI Holdings Company, Ltd.	31,581	689,497
Mission Produce, Inc. (A)	7,820	92,823
Mondelez International, Inc., Class A	118,688	8,308,160
Mowi ASA	62,606	1,149,990
Nestle SA	359,162	38,160,948
Nissin Foods Holdings Company, Ltd.	26,982	743,843
Orkla ASA	94,302	666,028
Pilgrim's Pride Corp. (A)	7,786	267,216
Post Holdings, Inc. (A)	9,742	1,035,380
Salmar ASA	8,881	586,130
Seneca Foods Corp., Class A (A)	801	45,577
SunOpta, Inc. (A)	15,330	105,317
The Hain Celestial Group, Inc. (A)	13,930	109,490
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Hershey Company	13,152	$2,558,064
The J.M. Smucker Company	9,589	1,206,967
The Kraft Heinz Company	69,822	2,576,432
The Simply Good Foods Company (A)	14,033	477,543
TreeHouse Foods, Inc. (A)	7,976	310,665
Tyson Foods, Inc., Class A	25,771	1,513,531
Utz Brands, Inc.	11,162	205,827
Vital Farms, Inc. (A)	4,689	109,019
Westrock Coffee Company (A)(B)	5,277	54,511
WH Group, Ltd. (C)	1,121,824	740,494
Wilmar International, Ltd.	258,414	656,403
Yakult Honsha Company, Ltd.	34,513	705,393
		102,010,474
Household products – 0.8%
Central Garden & Pet Company (A)	1,702	72,897
Central Garden & Pet Company, Class A (A)	7,842	289,527
Church & Dwight Company, Inc.	21,537	2,246,524
Colgate-Palmolive Company	72,637	6,540,962
Energizer Holdings, Inc.	11,052	325,371
Essity AB, B Shares (B)	81,961	1,946,911
Henkel AG & Company KGaA	13,980	1,007,307
Kimberly-Clark Corp.	29,715	3,843,635
Oil-Dri Corp. of America	759	56,591
Reckitt Benckiser Group PLC	96,021	5,473,680
The Clorox Company	10,716	1,640,727
The Procter & Gamble Company	207,467	33,661,521
Unicharm Corp.	54,284	1,728,199
WD-40 Company	2,100	531,951
		59,365,803
Personal care products – 0.7%
Beiersdorf AG	13,560	1,974,296
BellRing Brands, Inc. (A)	45,757	2,701,036
Coty, Inc., Class A (A)	72,722	869,755
e.l.f. Beauty, Inc. (A)	19,091	3,742,409
Edgewell Personal Care Company	7,798	301,315
Haleon PLC	807,441	3,383,804
Herbalife, Ltd. (A)	15,410	154,871
Inter Parfums, Inc.	2,843	399,470
Kao Corp.	62,672	2,341,942
Kenvue, Inc.	151,870	3,259,130
L'Oreal SA	32,369	15,329,040
Medifast, Inc.	1,624	62,232
Nature's Sunshine Products, Inc. (A)	2,170	45,071
Nu Skin Enterprises, Inc., Class A	7,685	106,284
Shiseido Company, Ltd.	53,807	1,476,488
The Beauty Health Company (A)	13,535	60,095
The Estee Lauder Companies, Inc., Class A	20,506	3,161,000
Unilever PLC	336,350	16,885,376
USANA Health Sciences, Inc. (A)	1,858	90,113
Waldencast PLC, Class A (A)(B)	5,492	35,698
		56,379,425
Tobacco – 0.5%
Altria Group, Inc.	155,217	6,770,566
British American Tobacco PLC	270,753	8,217,645
Imperial Brands PLC	112,547	2,515,942
Ispire Technology, Inc. (A)	2,844	17,434
Japan Tobacco, Inc.	161,421	4,303,792
Philip Morris International, Inc.	136,762	12,530,134
Turning Point Brands, Inc.	2,819	82,597
Universal Corp.	3,710	191,881

236

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd.	22,682	$248,595
		34,878,586
		462,357,428
Energy – 4.1%
Energy equipment and services – 0.4%
Archrock, Inc.	21,271	418,401
Atlas Energy Solutions, Inc.	2,679	60,599
Baker Hughes Company	88,253	2,956,476
Borr Drilling, Ltd. (A)	33,942	232,503
Bristow Group, Inc. (A)	3,650	99,280
Cactus, Inc., Class A	10,048	503,304
ChampionX Corp.	67,226	2,412,741
Core Laboratories, Inc.	7,722	131,892
Diamond Offshore Drilling, Inc. (A)	15,905	216,944
DMC Global, Inc. (A)	3,067	59,776
Dril-Quip, Inc. (A)	5,549	125,019
Expro Group Holdings NV (A)	13,829	276,165
Forum Energy Technologies, Inc. (A)	1,545	30,869
Halliburton Company	78,444	3,092,262
Helix Energy Solutions Group, Inc. (A)	22,422	243,054
Helmerich & Payne, Inc.	15,070	633,844
KLX Energy Services Holdings, Inc. (A)	1,903	14,729
Kodiak Gas Services, Inc.	2,724	74,474
Liberty Energy, Inc.	25,396	526,205
Nabors Industries, Ltd. (A)	1,404	120,927
Newpark Resources, Inc. (A)	11,857	85,608
Noble Corp. PLC	17,440	845,666
NOV, Inc.	76,195	1,487,326
Oceaneering International, Inc. (A)	15,505	362,817
Oil States International, Inc. (A)	9,752	60,072
Patterson-UTI Energy, Inc.	54,939	655,972
ProFrac Holding Corp., Class A (A)	4,432	37,052
ProPetro Holding Corp. (A)	15,182	122,671
Ranger Energy Services, Inc.	2,346	26,486
RPC, Inc.	13,010	100,697
Schlumberger, Ltd.	125,783	6,894,166
SEACOR Marine Holdings, Inc. (A)	3,793	52,874
Seadrill, Ltd. (A)	7,552	379,866
Select Water Solutions, Inc.	12,415	114,590
Solaris Oilfield Infrastructure, Inc., Class A	4,022	34,871
Tenaris SA	63,527	1,256,007
TETRA Technologies, Inc. (A)	19,402	85,951
Tidewater, Inc. (A)	7,224	664,608
U.S. Silica Holdings, Inc. (A)	11,584	143,757
Valaris, Ltd. (A)	21,487	1,617,112
Weatherford International PLC (A)	25,018	2,887,578
		30,145,211
Oil, gas and consumable fuels – 3.7%
Aker BP ASA	42,508	1,066,164
Amplify Energy Corp. (A)	6,526	43,137
Ampol, Ltd.	32,056	831,541
Antero Midstream Corp.	65,881	926,287
Antero Resources Corp. (A)	54,644	1,584,676
APA Corp.	27,712	952,739
Ardmore Shipping Corp.	6,650	109,193
Berry Corp.	11,997	96,576
BP PLC	2,302,549	14,444,867
California Resources Corp.	10,788	594,419
Callon Petroleum Company (A)	9,543	341,258
Centrus Energy Corp., Class A (A)	1,923	79,862
Chesapeake Energy Corp. (B)	21,503	1,910,111
Chevron Corp.	152,861	24,112,294
Chord Energy Corp.	14,413	2,568,973
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Civitas Resources, Inc.	29,117	$2,210,271
Clean Energy Fuels Corp. (A)	26,388	70,720
CNX Resources Corp. (A)	53,477	1,268,474
Comstock Resources, Inc.	14,154	131,349
ConocoPhillips	103,871	13,220,701
CONSOL Energy, Inc.	4,722	395,515
Coterra Energy, Inc.	65,102	1,815,044
Crescent Energy Company, Class A	12,238	145,632
CVR Energy, Inc.	4,500	160,470
Delek US Holdings, Inc.	9,862	303,158
Devon Energy Corp.	56,278	2,824,030
DHT Holdings, Inc.	21,290	244,835
Diamondback Energy, Inc.	15,765	3,124,150
Dorian LPG, Ltd.	5,273	202,800
DT Midstream, Inc.	18,756	1,145,992
Encore Energy Corp. (A)(B)	22,932	100,442
ENEOS Holdings, Inc.	387,576	1,867,283
Energy Fuels, Inc. (A)(B)	24,535	154,325
Eni SpA	295,176	4,673,826
EOG Resources, Inc.	51,383	6,568,803
EQT Corp.	37,165	1,377,707
Equinor ASA	121,191	3,249,663
Equitrans Midstream Corp.	151,507	1,892,322
Evolution Petroleum Corp.	5,942	36,484
Excelerate Energy, Inc., Class A	3,048	48,829
Exxon Mobil Corp.	349,975	40,681,094
FLEX LNG, Ltd. (B)	4,538	115,401
FutureFuel Corp.	4,959	39,920
Galp Energia SGPS SA	62,520	1,033,604
Gevo, Inc. (A)(B)	40,845	31,398
Golar LNG, Ltd.	15,491	372,713
Granite Ridge Resources, Inc.	5,585	36,303
Green Plains, Inc. (A)	9,002	208,126
Gulfport Energy Corp. (A)	1,713	274,286
Hallador Energy Company (A)	3,314	17,664
Hess Corp.	24,267	3,704,115
HF Sinclair Corp.	30,173	1,821,544
HighPeak Energy, Inc. (B)	2,086	32,896
Idemitsu Kosan Company, Ltd.	130,227	892,854
Inpex Corp.	130,573	1,984,865
International Seaways, Inc.	6,307	335,532
Kinder Morgan, Inc.	170,456	3,126,163
Kinetik Holdings, Inc.	2,846	113,470
Kosmos Energy, Ltd. (A)	71,093	423,714
Magnolia Oil & Gas Corp., Class A (B)	27,640	717,258
Marathon Oil Corp.	49,930	1,415,016
Marathon Petroleum Corp.	32,438	6,536,257
Matador Resources Company	38,933	2,599,556
Murphy Oil Corp.	51,007	2,331,020
NACCO Industries, Inc., Class A	665	20,083
Neste OYJ	56,911	1,543,153
NextDecade Corp. (A)	12,701	72,142
Nordic American Tankers, Ltd.	31,166	122,171
Northern Oil and Gas, Inc.	13,603	539,767
Occidental Petroleum Corp.	58,027	3,771,175
OMV AG	19,811	938,299
ONEOK, Inc.	51,388	4,119,776
Overseas Shipholding Group, Inc., Class A	10,401	66,566
Ovintiv, Inc.	48,874	2,536,561
Par Pacific Holdings, Inc. (A)	8,575	317,790
PBF Energy, Inc., Class A	38,331	2,206,716
Peabody Energy Corp.	17,696	429,305
Permian Resources Corp.	146,351	2,584,559
Phillips 66	37,916	6,193,199

237

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Pioneer Natural Resources Company	20,595	$5,406,188
Range Resources Corp.	46,674	1,606,986
Repsol SA	163,243	2,724,723
REX American Resources Corp. (A)	2,442	143,370
Riley Exploration Permian, Inc.	1,519	50,127
Ring Energy, Inc. (A)(B)	22,058	43,234
SandRidge Energy, Inc.	4,602	67,051
Santos, Ltd.	436,886	2,211,912
Scorpio Tankers, Inc.	7,405	529,828
SFL Corp., Ltd.	17,746	233,892
Shell PLC	874,716	29,022,614
SilverBow Resources, Inc. (A)	3,323	113,447
Sitio Royalties Corp., Class A	12,756	315,328
SM Energy Company	18,238	909,164
Southwestern Energy Company (A)	213,017	1,614,669
Talos Energy, Inc. (A)	17,317	241,226
Targa Resources Corp.	19,428	2,175,742
Teekay Corp. (A)	9,549	69,517
Teekay Tankers, Ltd., Class A	3,783	220,965
Tellurian, Inc. (A)(B)	89,080	58,918
The Williams Companies, Inc.	107,321	4,182,299
TotalEnergies SE	292,041	20,089,319
Uranium Energy Corp. (A)	58,785	396,799
VAALCO Energy, Inc.	16,544	115,312
Valero Energy Corp.	30,009	5,122,236
Vital Energy, Inc. (A)	3,697	194,240
Vitesse Energy, Inc.	3,797	90,103
W&T Offshore, Inc.	16,507	43,744
Woodside Energy Group, Ltd.	255,414	5,091,006
World Kinect Corp.	9,296	245,879
		274,530,791
		304,676,002
Financials – 14.8%
Banks – 5.7%
1st Source Corp.	2,651	138,965
ABN AMRO Bank NV (C)	64,039	1,095,850
ACNB Corp.	1,433	53,881
AIB Group PLC	211,360	1,072,956
Amalgamated Financial Corp.	2,713	65,112
Amerant Bancorp, Inc.	4,021	93,649
American National Bankshares, Inc.	1,646	78,613
Ameris Bancorp	10,086	487,961
Ames National Corp.	1,471	29,685
ANZ Group Holdings, Ltd.	404,564	7,753,913
Arrow Financial Corp.	2,396	59,948
Associated Banc-Corp.	51,516	1,108,109
Atlantic Union Bankshares Corp.	11,576	408,749
Axos Financial, Inc. (A)	8,555	462,312
Banc of California, Inc.	20,035	304,732
BancFirst Corp.	3,444	303,175
Banco Bilbao Vizcaya Argentaria SA (B)	785,309	9,351,844
Banco BPM SpA	163,055	1,084,850
Banco Santander SA	2,177,060	10,633,696
Bank First Corp. (B)	1,498	129,832
Bank Hapoalim BM	170,893	1,601,514
Bank Leumi Le-Israel BM	204,851	1,702,821
Bank of America Corp.	606,663	23,004,661
Bank of Hawaii Corp.	6,019	375,525
Bank of Ireland Group PLC	142,134	1,450,488
Bank of Marin Bancorp	2,477	41,539
Bank OZK	20,352	925,202
BankUnited, Inc.	11,302	316,456
Bankwell Financial Group, Inc.	765	19,844
Banner Corp.	5,279	253,392
Banque Cantonale Vaudoise	4,052	471,394
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bar Harbor Bankshares	2,551	$67,550
Barclays PLC	2,038,558	4,724,654
BayCom Corp.	1,988	40,973
BCB Bancorp, Inc.	2,333	24,380
Berkshire Hills Bancorp, Inc.	7,054	161,678
Blue Foundry Bancorp (A)	4,076	38,151
BNP Paribas SA	138,920	9,890,392
BOC Hong Kong Holdings, Ltd.	497,772	1,334,671
Bridgewater Bancshares, Inc. (A)	3,585	41,729
Brookline Bancorp, Inc.	14,178	141,213
Burke & Herbert Financial Services Corp.	1,002	56,142
Business First Bancshares, Inc.	3,841	85,577
Byline Bancorp, Inc.	4,192	91,050
C&F Financial Corp.	507	24,843
Cadence Bank	63,232	1,833,728
CaixaBank SA (B)	504,588	2,448,551
Cambridge Bancorp	1,187	80,906
Camden National Corp.	2,216	74,280
Capital Bancorp, Inc.	1,720	35,828
Capital City Bank Group, Inc.	2,197	60,857
Capitol Federal Financial, Inc.	20,758	123,718
Capstar Financial Holdings, Inc.	3,077	61,848
Carter Bankshares, Inc. (A)	3,666	46,338
Cathay General Bancorp	10,576	400,090
Central Pacific Financial Corp.	3,950	78,013
Chemung Financial Corp.	388	16,482
ChoiceOne Financial Services, Inc.	1,148	31,398
Citigroup, Inc.	167,659	10,602,755
Citizens & Northern Corp.	2,800	52,584
Citizens Financial Group, Inc.	42,124	1,528,680
Citizens Financial Services, Inc.	610	30,012
City Holding Company	2,264	235,954
Civista Bancshares, Inc.	2,694	41,434
CNB Financial Corp.	3,333	67,960
Coastal Financial Corp. (A)	1,667	64,796
Codorus Valley Bancorp, Inc.	1,604	36,507
Colony Bankcorp, Inc.	2,888	33,212
Columbia Banking System, Inc.	40,345	780,676
Columbia Financial, Inc. (A)	4,817	82,901
Comerica, Inc.	11,915	655,206
Commerce Bancshares, Inc.	22,913	1,218,972
Commerzbank AG	141,808	1,949,035
Commonwealth Bank of Australia	225,270	17,670,045
Community Bank System, Inc.	8,182	392,981
Community Trust Bancorp, Inc.	2,434	103,810
Community West Bancshares	1,525	30,332
Concordia Financial Group, Ltd.	142,568	716,576
ConnectOne Bancorp, Inc.	5,637	109,922
Credit Agricole SA	143,726	2,144,094
CrossFirst Bankshares, Inc. (A)	7,262	100,506
Cullen/Frost Bankers, Inc.	12,418	1,397,894
Customers Bancorp, Inc. (A)	4,442	235,693
CVB Financial Corp.	20,428	364,436
Danske Bank A/S	92,784	2,785,041
DBS Group Holdings, Ltd.	243,656	6,502,647
Dime Community Bancshares, Inc.	5,485	105,641
DNB Bank ASA	124,505	2,474,854
Eagle Bancorp, Inc.	4,699	110,380
East West Bancorp, Inc.	27,259	2,156,459
Eastern Bankshares, Inc.	24,421	336,521
Enterprise Financial Services Corp.	5,600	227,136
Equity Bancshares, Inc., Class A	2,411	82,866
Erste Group Bank AG	46,253	2,061,389
Esquire Financial Holdings, Inc.	1,046	49,654

238

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
ESSA Bancorp, Inc.	1,637	$29,843
Evans Bancorp, Inc.	741	22,126
Farmers & Merchants Bancorp, Inc.	2,104	46,898
Farmers National Banc Corp.	5,754	76,873
FB Financial Corp.	5,616	211,499
Fidelity D&D Bancorp, Inc.	773	37,436
Fifth Third Bancorp	59,423	2,211,130
Financial Institutions, Inc.	2,453	46,165
FinecoBank SpA	82,143	1,230,238
First Bancorp (North Carolina)	6,247	225,642
First Bancorp (Puerto Rico)	26,012	456,250
First Bank	3,409	46,840
First Busey Corp.	8,154	196,104
First Business Financial Services, Inc.	1,340	50,250
First Commonwealth Financial Corp.	16,075	223,764
First Community Bankshares, Inc.	2,975	103,024
First Financial Bancorp	14,439	323,722
First Financial Bankshares, Inc.	45,022	1,477,172
First Financial Corp.	1,709	65,506
First Foundation, Inc.	8,065	60,891
First Horizon Corp.	108,078	1,664,401
First Interstate BancSystem, Inc., Class A	12,737	346,574
First Merchants Corp.	9,181	320,417
First Mid Bancshares, Inc.	3,470	113,400
First Western Financial, Inc. (A)	1,290	18,808
Five Star Bancorp	1,913	43,043
Flushing Financial Corp.	4,467	56,329
FNB Corp.	69,406	978,625
FS Bancorp, Inc.	1,264	43,873
Fulton Financial Corp.	24,441	388,367
German American Bancorp, Inc.	4,639	160,695
Glacier Bancorp, Inc.	38,707	1,559,118
Great Southern Bancorp, Inc.	1,497	82,066
Greene County Bancorp, Inc.	1,302	37,485
Guaranty Bancshares, Inc.	1,310	39,772
Hancock Whitney Corp.	29,957	1,379,220
Hang Seng Bank, Ltd.	102,872	1,127,652
Hanmi Financial Corp.	4,487	71,433
HarborOne Bancorp, Inc.	6,877	73,309
HBT Financial, Inc.	2,590	49,314
Heartland Financial USA, Inc.	6,619	232,658
Heritage Commerce Corp.	9,141	78,430
Heritage Financial Corp.	5,237	101,545
Hilltop Holdings, Inc.	7,195	225,347
Home Bancorp, Inc.	1,215	46,547
Home BancShares, Inc.	65,380	1,606,387
HomeStreet, Inc.	3,058	46,023
HomeTrust Bancshares, Inc.	2,543	69,526
Hope Bancorp, Inc.	17,387	200,124
Horizon Bancorp, Inc.	6,740	86,474
HSBC Holdings PLC	2,577,029	20,144,183
Huntington Bancshares, Inc.	125,157	1,745,940
Independent Bank Corp. (Massachusetts)	6,820	354,776
Independent Bank Corp. (Michigan)	3,088	78,281
Independent Bank Group, Inc.	5,626	256,827
ING Groep NV	447,039	7,359,727
International Bancshares Corp.	18,609	1,044,709
Intesa Sanpaolo SpA	1,967,463	7,142,941
Israel Discount Bank, Ltd., Class A	166,403	860,570
Japan Post Bank Company, Ltd.	194,654	2,091,618
John Marshall Bancorp, Inc.	1,961	35,141
JPMorgan Chase & Co.	254,781	51,032,634
KBC Group NV	33,681	2,525,135
Kearny Financial Corp.	8,920	57,445
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
KeyCorp	84,592	$1,337,400
Lakeland Bancorp, Inc.	9,993	120,915
Lakeland Financial Corp.	3,840	254,669
LCNB Corp.	1,814	28,915
Live Oak Bancshares, Inc.	5,188	215,354
Lloyds Banking Group PLC	8,551,144	5,592,410
M&T Bank Corp.	14,462	2,103,353
Macatawa Bank Corp.	5,177	50,683
Mediobanca Banca di Credito Finanziario SpA	68,599	1,022,226
Mercantile Bank Corp.	2,651	102,037
Metrocity Bankshares, Inc.	3,135	78,250
Metropolitan Bank Holding Corp. (A)	1,591	61,254
Mid Penn Bancorp, Inc.	2,611	52,246
Middlefield Banc Corp.	1,342	32,047
Midland States Bancorp, Inc.	2,978	74,837
MidWestOne Financial Group, Inc.	2,291	53,701
Mitsubishi UFJ Financial Group, Inc.	1,493,674	15,196,781
Mizrahi Tefahot Bank, Ltd.	20,833	781,022
Mizuho Financial Group, Inc.	324,495	6,416,985
MVB Financial Corp.	1,857	41,430
National Australia Bank, Ltd.	419,622	9,501,112
National Bank Holdings Corp., Class A	5,655	203,976
National Bankshares, Inc.	927	30,971
NatWest Group PLC	767,406	2,570,302
NBT Bancorp, Inc.	7,134	261,675
New York Community Bancorp, Inc. (B)	139,665	449,721
Nicolet Bankshares, Inc.	2,002	172,152
Nordea Bank (Nasdaq Stockholm Exchange)	427,152	4,828,819
Northeast Bank	1,092	60,431
Northeast Community Bancorp, Inc.	1,765	27,763
Northfield Bancorp, Inc.	6,165	59,924
Northrim BanCorp, Inc.	867	43,792
Northwest Bancshares, Inc.	19,328	225,171
Norwood Financial Corp.	1,151	31,319
Oak Valley Bancorp	1,319	32,685
OceanFirst Financial Corp.	8,901	146,065
OFG Bancorp	7,053	259,621
Old National Bancorp	101,413	1,765,600
Old Second Bancorp, Inc.	7,332	101,475
Orange County Bancorp, Inc.	824	37,904
Origin Bancorp, Inc.	4,611	144,048
Orrstown Financial Services, Inc.	1,675	44,840
Oversea-Chinese Banking Corp., Ltd.	455,500	4,551,293
Pacific Premier Bancorp, Inc.	14,582	349,968
Park National Corp.	2,213	300,636
Pathward Financial, Inc.	4,007	202,273
PCB Bancorp	1,900	31,027
Peapack-Gladstone Financial Corp.	2,590	63,015
Penns Woods Bancorp, Inc.	948	18,401
Peoples Bancorp, Inc.	5,566	164,809
Peoples Financial Services Corp.	1,123	48,413
Pinnacle Financial Partners, Inc.	14,711	1,263,381
Plumas Bancorp	1,063	39,108
Ponce Financial Group, Inc. (A)	3,535	31,462
Preferred Bank	1,826	140,182
Premier Financial Corp.	5,495	111,549
Primis Financial Corp.	3,323	40,441
Princeton Bancorp, Inc.	583	17,945
Prosperity Bancshares, Inc.	18,128	1,192,460
Provident Financial Services, Inc.	11,478	167,234
QCR Holdings, Inc.	2,556	155,251
RBB Bancorp	2,465	44,395
Red River Bancshares, Inc.	769	38,289

239

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Regions Financial Corp.	80,096	$1,685,220
Renasant Corp.	8,620	269,978
Republic Bancorp, Inc., Class A	1,339	68,289
Resona Holdings, Inc.	285,992	1,762,985
S&T Bancorp, Inc.	5,910	189,593
Sandy Spring Bancorp, Inc.	6,924	160,498
Seacoast Banking Corp. of Florida	12,972	329,359
ServisFirst Bancshares, Inc.	7,903	524,443
Shizuoka Financial Group, Inc.	62,968	599,172
Shore Bancshares, Inc.	4,907	56,431
Sierra Bancorp	2,254	45,531
Simmons First National Corp., Class A	19,141	372,484
Skandinaviska Enskilda Banken AB, A Shares	213,460	2,891,856
SmartFinancial, Inc.	2,771	58,385
Societe Generale SA	97,213	2,604,628
South Plains Financial, Inc.	1,794	48,007
Southern First Bancshares, Inc. (A)	1,294	41,097
Southern Missouri Bancorp, Inc.	1,537	67,182
Southern States Bancshares, Inc.	1,221	31,648
Southside Bancshares, Inc.	4,475	130,804
SouthState Corp.	26,305	2,236,714
Standard Chartered PLC	304,725	2,583,372
Stellar Bancorp, Inc.	7,663	186,671
Stock Yards Bancorp, Inc.	4,317	211,144
Sumitomo Mitsui Financial Group, Inc. (B)	170,925	9,994,447
Sumitomo Mitsui Trust Holdings, Inc.	88,141	1,899,139
Summit Financial Group, Inc.	1,344	36,503
Svenska Handelsbanken AB, A Shares	196,203	1,983,608
Swedbank AB, A Shares (B)	114,205	2,266,710
Synovus Financial Corp.	28,286	1,133,137
Texas Capital Bancshares, Inc. (A)	16,512	1,016,314
The Bancorp, Inc. (A)	8,076	270,223
The Bank of NT Butterfield & Son, Ltd.	7,383	236,182
The Chiba Bank, Ltd.	71,305	593,342
The First Bancshares, Inc.	4,883	126,714
The First of Long Island Corp.	3,379	37,473
The Hingham Institution for Savings (B)	262	45,709
The PNC Financial Services Group, Inc.	35,075	5,668,120
Third Coast Bancshares, Inc. (A)	2,022	40,480
Timberland Bancorp, Inc.	1,207	32,492
Tompkins Financial Corp.	2,231	112,197
Towne Bank	10,970	307,818
TriCo Bancshares	4,854	178,530
Triumph Financial, Inc. (A)	3,464	274,764
Truist Financial Corp.	117,484	4,579,526
Trustmark Corp.	9,595	269,715
U.S. Bancorp	137,151	6,130,650
UMB Financial Corp.	15,257	1,327,206
UniCredit SpA	207,316	7,873,713
United Bankshares, Inc.	46,101	1,649,955
United Community Banks, Inc.	17,709	466,101
United Overseas Bank, Ltd.	170,090	3,697,760
Unity Bancorp, Inc.	1,328	36,653
Univest Financial Corp.	4,465	92,961
USCB Financial Holdings, Inc.	2,025	23,085
Valley National Bancorp	148,865	1,184,965
Veritex Holdings, Inc.	8,000	163,920
Virginia National Bankshares Corp.	765	23,027
WaFd, Inc.	10,428	302,725
Washington Trust Bancorp, Inc.	2,626	70,587
Webster Financial Corp.	33,273	1,689,270
Wells Fargo & Company	317,110	18,379,696
WesBanco, Inc.	9,103	271,360
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
West BanCorp, Inc.	3,052	$54,417
Westamerica BanCorp	3,950	193,076
Westpac Banking Corp.	471,021	8,011,196
Wintrust Financial Corp.	11,845	1,236,500
WSFS Financial Corp.	9,469	427,431
Zions Bancorp NA	28,655	1,243,627
		423,949,459
Capital markets – 2.6%
3i Group PLC	130,935	4,642,615
abrdn PLC	247,626	441,115
Affiliated Managers Group, Inc.	6,540	1,095,254
AlTi Global, Inc. (A)(B)	3,627	20,529
Ameriprise Financial, Inc.	8,845	3,878,002
Amundi SA (C)	8,258	567,215
Artisan Partners Asset Management, Inc., Class A	9,349	427,904
AssetMark Financial Holdings, Inc. (A)	3,406	120,606
ASX, Ltd.	26,043	1,126,697
B. Riley Financial, Inc. (B)	3,255	68,908
Bakkt Holdings, Inc. (A)	11,422	5,252
BGC Group, Inc., Class A	55,799	433,558
BlackRock, Inc.	12,330	10,279,521
Brightsphere Investment Group, Inc.	5,293	120,892
Cboe Global Markets, Inc.	9,537	1,752,233
CME Group, Inc.	31,735	6,832,228
Cohen & Steers, Inc.	4,000	307,560
Daiwa Securities Group, Inc.	179,434	1,365,196
Deutsche Bank AG	260,727	4,106,513
Deutsche Boerse AG	25,558	5,234,019
Diamond Hill Investment Group, Inc.	423	65,214
Donnelley Financial Solutions, Inc. (A)	3,815	236,568
EQT AB	50,230	1,590,256
Euronext NV (C)	11,526	1,096,930
Evercore, Inc., Class A	6,704	1,291,123
FactSet Research Systems, Inc.	3,432	1,559,466
Federated Hermes, Inc.	15,804	570,840
Forge Global Holdings, Inc. (A)	16,709	32,248
Franklin Resources, Inc.	25,472	716,018
Futu Holdings, Ltd., ADR (A)	7,430	402,335
GCM Grosvenor, Inc., Class A	7,571	73,136
Hamilton Lane, Inc., Class A	5,626	634,388
Hargreaves Lansdown PLC	47,856	444,154
Hong Kong Exchanges & Clearing, Ltd.	162,018	4,720,922
Houlihan Lokey, Inc.	10,081	1,292,283
Interactive Brokers Group, Inc., Class A	20,699	2,312,285
Intercontinental Exchange, Inc.	50,499	6,940,078
Invesco, Ltd.	40,619	673,869
Janus Henderson Group PLC	25,633	843,069
Japan Exchange Group, Inc.	67,548	1,829,568
Jefferies Financial Group, Inc.	32,795	1,446,260
Julius Baer Group, Ltd.	27,710	1,607,134
London Stock Exchange Group PLC	56,023	6,703,378
Macquarie Group, Ltd.	49,209	6,400,984
MarketAxess Holdings, Inc.	3,425	750,931
Moelis & Company, Class A	10,287	583,993
Moody's Corp.	13,886	5,457,615
Morgan Stanley	110,387	10,394,040
Morningstar, Inc.	5,038	1,553,568
MSCI, Inc.	6,972	3,907,457
Nasdaq, Inc.	29,474	1,859,809
Nomura Holdings, Inc.	404,275	2,587,569
Northern Trust Corp.	17,772	1,580,286
Open Lending Corp. (A)	16,390	102,601
P10, Inc., Class A	7,323	61,660
Partners Group Holding AG	3,053	4,361,166

240

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Patria Investments, Ltd., Class A	8,469	$125,680
Perella Weinberg Partners	6,461	91,294
Piper Sandler Companies	2,655	526,991
PJT Partners, Inc., Class A	3,653	344,332
Raymond James Financial, Inc.	16,343	2,098,768
S&P Global, Inc.	28,335	12,055,126
SBI Holdings, Inc.	33,355	874,906
Schroders PLC	108,415	515,063
SEI Investments Company	19,283	1,386,448
Silvercrest Asset Management Group, Inc., Class A	2,049	32,395
Singapore Exchange, Ltd.	115,334	787,076
St. James's Place PLC	73,797	432,943
State Street Corp.	26,592	2,056,093
StepStone Group, Inc., Class A	8,476	302,932
Stifel Financial Corp.	19,728	1,542,138
StoneX Group, Inc. (A)	4,195	294,741
T. Rowe Price Group, Inc.	19,542	2,382,561
The Bank of New York Mellon Corp.	66,951	3,857,717
The Blackstone Group, Inc.	63,408	8,329,909
The Carlyle Group, Inc.	41,871	1,964,169
The Charles Schwab Corp.	131,146	9,487,102
The Goldman Sachs Group, Inc.	28,727	11,998,981
UBS Group AG	442,426	13,622,705
Victory Capital Holdings, Inc., Class A	4,106	174,218
Virtus Investment Partners, Inc.	1,064	263,851
WisdomTree, Inc.	22,799	209,523
		195,266,680
Consumer finance – 0.4%
Ally Financial, Inc.	52,508	2,131,300
American Express Company	50,407	11,477,170
Atlanticus Holdings Corp. (A)	848	25,092
Bread Financial Holdings, Inc.	7,493	279,039
Capital One Financial Corp.	33,522	4,991,091
Discover Financial Services	21,987	2,882,276
Encore Capital Group, Inc. (A)	3,593	163,877
Enova International, Inc. (A)	4,462	280,347
FirstCash Holdings, Inc.	13,029	1,661,719
Green Dot Corp., Class A (A)	7,827	73,026
LendingClub Corp. (A)	17,490	153,737
LendingTree, Inc. (A)	1,641	69,480
Navient Corp.	12,059	209,827
Nelnet, Inc., Class A	1,944	184,000
NerdWallet, Inc., Class A (A)	5,333	78,395
PRA Group, Inc. (A)	6,116	159,505
PROG Holdings, Inc.	6,767	233,055
Regional Management Corp.	1,500	36,315
SLM Corp.	42,611	928,494
Synchrony Financial	35,632	1,536,452
Upstart Holdings, Inc. (A)(B)	11,359	305,444
World Acceptance Corp. (A)	658	95,397
		27,955,038
Financial services – 2.8%
Adyen NV (A)(C)	2,922	4,935,657
Alerus Financial Corp.	2,811	61,364
A-Mark Precious Metals, Inc.	2,841	87,190
AvidXchange Holdings, Inc. (A)	23,235	305,540
Banco Latinoamericano de Comercio Exterior SA, Class E	4,103	121,531
Berkshire Hathaway, Inc., Class B (A)	160,350	67,430,382
Cannae Holdings, Inc. (A)	10,719	238,391
Cantaloupe, Inc. (A)	8,742	56,211
Cass Information Systems, Inc.	2,309	111,225
Compass Diversified Holdings	9,914	238,630
Corpay, Inc. (A)	6,269	1,934,237
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Edenred SE	33,574	$1,792,674
Enact Holdings, Inc.	4,511	140,653
Equitable Holdings, Inc.	60,691	2,306,865
Essent Group, Ltd.	36,782	2,188,897
Eurazeo SE	5,629	493,239
Euronet Worldwide, Inc. (A)	8,475	931,657
EVERTEC, Inc.	10,092	402,671
EXOR NV	12,591	1,401,206
Federal Agricultural Mortgage Corp., Class C	1,400	275,632
Fidelity National Information Services, Inc.	52,220	3,873,680
Fiserv, Inc. (A)	52,925	8,458,474
Flywire Corp. (A)	16,577	411,275
Global Payments, Inc.	22,944	3,066,695
Groupe Bruxelles Lambert NV	11,841	895,157
i3 Verticals, Inc., Class A (A)	3,738	85,563
Industrivarden AB, A Shares	17,149	589,750
Industrivarden AB, C Shares	20,237	695,880
International Money Express, Inc. (A)	4,862	110,999
Investor AB, B Shares	232,829	5,842,682
Jack Henry & Associates, Inc.	6,580	1,143,143
Jackson Financial, Inc., Class A	12,346	816,564
L.E. Lundbergforetagen AB, B Shares	10,224	553,405
M&G PLC	302,681	842,464
Marqeta, Inc., Class A (A)	74,763	445,587
Mastercard, Inc., Class A	72,715	35,017,363
Merchants Bancorp	2,502	108,036
MGIC Investment Corp.	52,705	1,178,484
Mitsubishi HC Capital, Inc.	108,513	756,839
Mr. Cooper Group, Inc. (A)	9,976	777,629
NewtekOne, Inc.	3,959	43,549
Nexi SpA (A)(C)	79,442	503,331
NMI Holdings, Inc., Class A (A)	12,557	406,093
Ocwen Financial Corp. (A)	1,021	27,577
ORIX Corp.	157,801	3,451,383
PagSeguro Digital, Ltd., Class A (A)	30,733	438,867
Payoneer Global, Inc. (A)	41,421	201,306
PayPal Holdings, Inc. (A)	94,403	6,324,057
Paysafe, Ltd. (A)	5,550	87,635
PennyMac Financial Services, Inc.	3,940	358,895
Radian Group, Inc.	24,012	803,682
Remitly Global, Inc. (A)	20,788	431,143
Repay Holdings Corp. (A)	12,932	142,252
Sofina SA	2,073	464,869
StoneCo, Ltd., Class A (A)	45,101	749,128
The Western Union Company	67,794	947,760
TrustCo Bank Corp. NY	3,051	85,916
Velocity Financial, Inc. (A)	1,359	24,462
Visa, Inc., Class A	139,402	38,904,310
Voya Financial, Inc.	19,923	1,472,708
Walker & Dunlop, Inc.	4,915	496,710
Washington H. Soul Pattinson & Company, Ltd.	31,567	691,081
Waterstone Financial, Inc.	2,708	32,956
WEX, Inc. (A)	8,266	1,963,423
Wise PLC, Class A (A)	82,711	966,838
Worldline SA (A)(C)	32,356	400,293
		211,543,745
Insurance – 3.2%
Admiral Group PLC	35,023	1,255,144
Aegon, Ltd.	195,290	1,191,430
Aflac, Inc.	46,412	3,984,934
Ageas SA/NV	21,493	995,676
AIA Group, Ltd.	1,528,370	10,280,693

241

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Allianz SE	52,693	$15,792,993
Ambac Financial Group, Inc. (A)	7,163	111,958
American Coastal Insurance Corp. (A)	3,250	34,743
American Equity Investment Life Holding Company (A)	12,159	683,579
American Financial Group, Inc.	12,618	1,722,105
American International Group, Inc.	61,822	4,832,626
AMERISAFE, Inc.	2,955	148,252
Aon PLC, Class A	17,647	5,889,157
Arch Capital Group, Ltd. (A)	32,726	3,025,191
Arthur J. Gallagher & Company	19,157	4,790,016
ASR Nederland NV	21,320	1,044,888
Assicurazioni Generali SpA	136,342	3,451,281
Assurant, Inc.	4,752	894,516
Aviva PLC	368,508	2,312,274
AXA SA	244,305	9,175,061
Baloise Holding AG	6,161	966,079
Brighthouse Financial, Inc. (A)	12,419	640,075
Brown & Brown, Inc.	20,449	1,790,105
BRP Group, Inc., Class A (A)	9,373	271,255
Chubb, Ltd.	35,735	9,260,011
Cincinnati Financial Corp.	13,535	1,680,641
CNO Financial Group, Inc.	37,964	1,043,251
Crawford & Company, Class A	2,295	21,642
Dai-ichi Life Holdings, Inc.	126,499	3,226,298
Donegal Group, Inc., Class A	3,536	49,999
eHealth, Inc. (A)	4,516	27,231
Employers Holdings, Inc.	4,050	183,830
Enstar Group, Ltd. (A)	1,826	567,448
Erie Indemnity Company, Class A	4,824	1,937,174
Everest Group, Ltd.	3,921	1,558,598
F&G Annuities & Life, Inc.	2,940	119,217
Fidelis Insurance Holdings, Ltd.	7,525	146,587
Fidelity National Financial, Inc.	50,008	2,655,425
First American Financial Corp.	19,957	1,218,375
Genworth Financial, Inc., Class A (A)	71,796	461,648
Gjensidige Forsikring ASA	26,906	390,526
Globe Life, Inc.	7,739	900,587
Goosehead Insurance, Inc., Class A (A)	3,336	222,244
Greenlight Capital Re, Ltd., Class A (A)	4,075	50,815
Hannover Rueck SE	8,111	2,221,005
HCI Group, Inc.	989	114,803
Helvetia Holding AG	4,993	688,389
Hippo Holdings, Inc. (A)	1,691	30,895
Horace Mann Educators Corp.	6,486	239,917
Insurance Australia Group, Ltd.	323,061	1,347,595
Investors Title Company	181	29,537
James River Group Holdings, Ltd.	6,298	58,571
Japan Post Holdings Company, Ltd.	279,343	2,814,415
Japan Post Insurance Company, Ltd.	25,774	492,674
Kemper Corp.	11,695	724,154
Kinsale Capital Group, Inc.	4,258	2,234,343
Legal & General Group PLC	804,354	2,584,128
Lemonade, Inc. (A)(B)	7,873	129,196
Loews Corp.	15,538	1,216,470
Marsh & McLennan Companies, Inc.	43,412	8,942,004
MBIA, Inc. (A)	7,512	50,781
Medibank Private, Ltd.	370,465	907,686
Mercury General Corp.	4,286	221,158
MetLife, Inc.	54,055	4,006,016
MS&AD Insurance Group Holdings, Inc.	173,067	3,055,936
Muenchener Rueckversicherungs-Gesellschaft AG	18,357	8,960,794
National Western Life Group, Inc., Class A	360	177,106
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
NN Group NV	36,421	$1,681,378
Old Republic International Corp.	50,434	1,549,332
Oscar Health, Inc., Class A (A)	24,379	362,516
Palomar Holdings, Inc. (A)	3,803	318,805
Phoenix Group Holdings PLC	101,036	705,479
Poste Italiane SpA (C)	61,493	770,150
Primerica, Inc.	6,776	1,714,057
Principal Financial Group, Inc.	18,874	1,629,015
ProAssurance Corp. (A)	8,439	108,526
Prudential Financial, Inc.	31,799	3,733,203
Prudential PLC	369,880	3,468,945
QBE Insurance Group, Ltd.	200,962	2,375,512
Reinsurance Group of America, Inc.	12,748	2,458,834
RenaissanceRe Holdings, Ltd.	10,192	2,395,426
RLI Corp.	7,769	1,153,463
Safety Insurance Group, Inc.	2,226	182,955
Sampo OYJ, A Shares	60,726	2,590,341
Selective Insurance Group, Inc.	21,085	2,301,849
SelectQuote, Inc. (A)	23,679	47,358
SiriusPoint, Ltd. (A)	11,155	141,780
Skyward Specialty Insurance Group, Inc. (A)	3,791	141,821
Sompo Holdings, Inc.	119,913	2,513,384
Stewart Information Services Corp.	4,122	268,177
Suncorp Group, Ltd.	170,877	1,823,928
Swiss Life Holding AG	3,971	2,785,227
Swiss Re AG	40,573	5,219,103
T&D Holdings, Inc.	65,860	1,144,923
Talanx AG	8,685	688,000
The Allstate Corp.	23,137	4,002,932
The Hanover Insurance Group, Inc.	6,925	942,977
The Hartford Financial Services Group, Inc.	26,368	2,717,222
The Progressive Corp.	51,602	10,672,326
The Travelers Companies, Inc.	20,128	4,632,258
Tiptree, Inc.	3,743	64,679
Tokio Marine Holdings, Inc.	242,434	7,599,396
Trupanion, Inc. (A)(B)	6,208	171,403
Tryg A/S	46,971	968,276
United Fire Group, Inc.	3,765	81,964
Universal Insurance Holdings, Inc.	3,650	74,168
Unum Group	35,163	1,886,847
W.R. Berkley Corp.	17,513	1,548,850
Willis Towers Watson PLC	9,039	2,485,725
Zurich Insurance Group AG	19,687	10,635,201
		235,010,862
Mortgage real estate investment trusts – 0.1%
AFC Gamma, Inc.	2,227	27,570
Angel Oak Mortgage REIT, Inc.	1,864	20,019
Annaly Capital Management, Inc.	96,726	1,904,535
Apollo Commercial Real Estate Finance, Inc.	21,814	243,008
Arbor Realty Trust, Inc.	28,468	377,201
Ares Commercial Real Estate Corp.	8,189	61,008
ARMOUR Residential REIT, Inc.	7,490	148,077
Blackstone Mortgage Trust, Inc., Class A	26,463	526,878
BrightSpire Capital, Inc.	19,816	136,532
Chicago Atlantic Real Estate Finance, Inc.	2,651	41,806
Chimera Investment Corp.	35,493	163,623
Claros Mortgage Trust, Inc.	14,261	139,187
Dynex Capital, Inc.	8,554	106,497
Ellington Financial, Inc.	11,707	138,260
Franklin BSP Realty Trust, Inc.	12,945	172,945
Granite Point Mortgage Trust, Inc.	8,370	39,925

242

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,450	$467,180
Invesco Mortgage Capital, Inc.	7,048	68,225
KKR Real Estate Finance Trust, Inc.	9,541	95,982
Ladder Capital Corp.	17,482	194,575
MFA Financial, Inc.	15,548	177,403
New York Mortgage Trust, Inc.	14,960	107,712
Nexpoint Real Estate Finance, Inc.	1,160	16,658
Orchid Island Capital, Inc.	8,085	72,199
PennyMac Mortgage Investment Trust	13,441	197,314
Ready Capital Corp.	24,840	226,789
Redwood Trust, Inc.	18,265	116,348
Starwood Property Trust, Inc.	57,554	1,170,073
TPG RE Finance Trust, Inc.	11,737	90,610
Two Harbors Investment Corp.	14,922	197,567
		7,445,706
		1,101,171,490
Health care – 11.8%
Biotechnology – 1.8%
2seventy bio, Inc. (A)	8,710	46,599
4D Molecular Therapeutics, Inc. (A)	6,427	204,764
89bio, Inc. (A)	12,278	142,916
AbbVie, Inc.	155,565	28,328,387
ACADIA Pharmaceuticals, Inc. (A)	18,808	347,760
ACELYRIN, Inc. (A)	11,411	77,024
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	35,243
Actinium Pharmaceuticals, Inc. (A)	4,803	37,607
Adicet Bio, Inc. (A)	9,223	21,674
ADMA Biologics, Inc. (A)	32,941	217,411
Aduro Biotech, Inc. (A)(D)	2,435	6,031
Aerovate Therapeutics, Inc. (A)	1,993	58,933
Agenus, Inc. (A)	58,080	33,686
Agios Pharmaceuticals, Inc. (A)	8,662	253,277
Akero Therapeutics, Inc. (A)	9,570	241,738
Albireo Pharma, Inc. (A)(D)	2,883	6,198
Aldeyra Therapeutics, Inc. (A)	7,783	25,450
Alector, Inc. (A)	10,821	65,142
Alkermes PLC (A)	25,726	696,403
Allakos, Inc. (A)	11,679	14,716
Allogene Therapeutics, Inc. (A)	15,406	68,865
Allovir, Inc. (A)	8,046	6,074
Alpine Immune Sciences, Inc. (A)	5,841	231,537
Altimmune, Inc. (A)	8,623	87,782
ALX Oncology Holdings, Inc. (A)(B)	4,285	47,778
Amgen, Inc.	47,130	13,400,002
Amicus Therapeutics, Inc. (A)	44,160	520,205
AnaptysBio, Inc. (A)	3,242	73,010
Anavex Life Sciences Corp. (A)(B)	11,738	59,746
Anika Therapeutics, Inc. (A)	2,211	56,159
Annexon, Inc. (A)	10,516	75,400
Apogee Therapeutics, Inc. (A)(B)	6,346	421,692
Arbutus Biopharma Corp. (A)	22,115	57,057
Arcellx, Inc. (A)	5,949	413,753
Arcturus Therapeutics Holdings, Inc. (A)	3,634	122,720
Arcus Biosciences, Inc. (A)	8,625	162,840
Arcutis Biotherapeutics, Inc. (A)	13,242	131,228
Ardelyx, Inc. (A)	35,572	259,676
Argenx SE (A)	7,907	3,117,517
Argenx SE, Additional Offering (A)	306	120,648
Arrowhead Pharmaceuticals, Inc. (A)	41,955	1,199,913
ARS Pharmaceuticals, Inc. (A)	4,166	42,577
Astria Therapeutics, Inc. (A)	7,655	107,744
Aura Biosciences, Inc. (A)	4,825	37,876
Aurinia Pharmaceuticals, Inc. (A)	21,083	105,626
Avid Bioservices, Inc. (A)	10,224	68,501
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Avidity Biosciences, Inc. (A)	11,736	$299,503
Avita Medical, Inc. (A)	4,263	68,336
Beam Therapeutics, Inc. (A)	11,513	380,390
BioAtla, Inc. (A)	7,220	24,837
BioCryst Pharmaceuticals, Inc. (A)	29,697	150,861
Biogen, Inc. (A)	12,752	2,749,714
Biohaven, Ltd. (A)	10,619	580,753
Biomea Fusion, Inc. (A)(B)	3,303	49,380
Bluebird Bio, Inc. (A)	29,811	38,158
Blueprint Medicines Corp. (A)	9,445	895,953
Bridgebio Pharma, Inc. (A)	17,782	549,819
Cabaletta Bio, Inc. (A)	5,265	89,821
CareDx, Inc. (A)	8,206	86,902
Cargo Therapeutics, Inc. (A)	3,292	73,477
Caribou Biosciences, Inc. (A)	13,007	66,856
Cartesian Therapeutics, Inc. (A)(D)	19,937	3,589
Catalyst Pharmaceuticals, Inc. (A)	16,203	258,276
Celcuity, Inc. (A)	3,175	68,580
Celldex Therapeutics, Inc. (A)	9,465	397,246
Century Therapeutics, Inc. (A)	3,602	15,056
Cerevel Therapeutics Holdings, Inc. (A)	10,838	458,122
CG Oncology, Inc. (A)	3,348	146,977
Chinook Therapeutics, Inc. (A)(D)	9,357	3,649
Cogent Biosciences, Inc. (A)	13,371	89,853
Coherus Biosciences, Inc. (A)	16,503	39,442
Compass Therapeutics, Inc. (A)	15,797	31,278
Crinetics Pharmaceuticals, Inc. (A)	10,191	477,041
CSL, Ltd.	64,985	12,192,966
Cullinan Oncology, Inc. (A)	4,375	74,550
Cytokinetics, Inc. (A)	33,648	2,359,061
Day One Biopharmaceuticals, Inc. (A)	9,862	162,920
Deciphera Pharmaceuticals, Inc. (A)	8,607	135,388
Denali Therapeutics, Inc. (A)	18,395	377,465
Disc Medicine, Inc. (A)	1,468	91,398
Dynavax Technologies Corp. (A)	20,021	248,461
Dyne Therapeutics, Inc. (A)	8,967	254,573
Editas Medicine, Inc. (A)	12,740	94,531
Emergent BioSolutions, Inc. (A)	6,522	16,501
Enanta Pharmaceuticals, Inc. (A)	3,463	60,464
Entrada Therapeutics, Inc. (A)	3,216	45,571
Erasca, Inc. (A)	15,508	31,946
Exelixis, Inc. (A)	58,645	1,391,646
Fate Therapeutics, Inc. (A)	14,542	106,738
Fennec Pharmaceuticals, Inc. (A)(B)	3,706	41,211
FibroGen, Inc. (A)	14,586	34,277
Foghorn Therapeutics, Inc. (A)	3,939	26,431
Genelux Corp. (A)(B)	3,026	19,457
Generation Bio Company (A)	7,197	29,292
Genmab A/S (A)	8,888	2,664,876
Geron Corp. (A)	82,273	271,501
Gilead Sciences, Inc.	109,743	8,038,675
Grifols SA (A)	40,126	360,931
Gritstone bio, Inc. (A)	15,389	39,550
Halozyme Therapeutics, Inc. (A)	45,663	1,857,571
Heron Therapeutics, Inc. (A)(B)	17,563	48,650
HilleVax, Inc. (A)	3,984	66,254
Humacyte, Inc. (A)	11,643	36,210
Icosavax, Inc. (A)(D)	4,180	1,296
Ideaya Biosciences, Inc. (A)	9,821	430,945
IGM Biosciences, Inc. (A)(B)	2,024	19,532
ImmunityBio, Inc. (A)(B)	20,516	110,171
Immunovant, Inc. (A)	8,396	271,275
Incyte Corp. (A)	16,806	957,438
Inhibrx, Inc. (A)	5,368	187,665
Inozyme Pharma, Inc. (A)	7,180	54,999

243

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Insmed, Inc. (A)	21,452	$581,993
Intellia Therapeutics, Inc. (A)	13,690	376,612
Iovance Biotherapeutics, Inc. (A)	36,729	544,324
Ironwood Pharmaceuticals, Inc. (A)	22,281	194,068
iTeos Therapeutics, Inc. (A)	4,240	57,834
Janux Therapeutics, Inc. (A)	2,944	110,842
KalVista Pharmaceuticals, Inc. (A)	4,869	57,746
Karyopharm Therapeutics, Inc. (A)	18,141	27,393
Keros Therapeutics, Inc. (A)	3,897	257,981
Kiniksa Pharmaceuticals, Ltd., Class A (A)	4,857	95,829
Kodiak Sciences, Inc. (A)	5,111	26,884
Krystal Biotech, Inc. (A)	3,365	598,734
Kura Oncology, Inc. (A)	11,078	236,294
Kymera Therapeutics, Inc. (A)	6,229	250,406
Larimar Therapeutics, Inc. (A)	4,390	33,320
Lexeo Therapeutics, Inc. (A)	1,606	25,182
Lexicon Pharmaceuticals, Inc. (A)(B)	17,930	43,032
Lineage Cell Therapeutics, Inc. (A)(B)	25,394	37,583
Lyell Immunopharma, Inc. (A)	29,598	66,004
MacroGenics, Inc. (A)	9,336	137,426
Madrigal Pharmaceuticals, Inc. (A)	2,299	613,925
MannKind Corp. (A)	41,699	188,896
MeiraGTx Holdings PLC (A)	6,040	36,663
Merrimack Pharmaceuticals, Inc. (A)	1,515	22,377
Mersana Therapeutics, Inc. (A)	17,907	80,223
MiMedx Group, Inc. (A)	17,762	136,767
Mineralys Therapeutics, Inc. (A)	4,590	59,257
Mirum Pharmaceuticals, Inc. (A)	3,892	97,767
Moderna, Inc. (A)	29,226	3,114,323
Monte Rosa Therapeutics, Inc. (A)	5,466	38,535
Morphic Holding, Inc. (A)	5,762	202,822
Myriad Genetics, Inc. (A)	12,921	275,476
Neurocrine Biosciences, Inc. (A)	19,247	2,654,546
Nkarta, Inc. (A)	4,727	51,099
Novavax, Inc. (A)(B)	18,215	87,068
Nurix Therapeutics, Inc. (A)	8,044	118,247
Nuvalent, Inc., Class A (A)	4,116	309,070
Nuvectis Pharma, Inc. (A)(B)	1,379	11,308
Olema Pharmaceuticals, Inc. (A)	3,975	44,997
Omega Therapeutics, Inc. (A)(B)	3,845	14,034
Organogenesis Holdings, Inc. (A)	10,618	30,155
ORIC Pharmaceuticals, Inc. (A)	5,928	81,510
Ovid therapeutics, Inc. (A)	10,811	32,974
PDL BioPharma, Inc. (A)(D)	23,030	13,818
PDS Biotechnology Corp. (A)(B)	5,034	19,935
PepGen, Inc. (A)	1,548	22,756
Poseida Therapeutics, Inc. (A)	10,172	32,449
Precigen, Inc. (A)(B)	22,468	32,579
Prime Medicine, Inc. (A)(B)	6,908	48,356
Protagonist Therapeutics, Inc. (A)	8,928	258,287
Prothena Corp. PLC (A)	6,749	167,173
PTC Therapeutics, Inc. (A)	11,250	327,263
Radius Health, Inc. (A)(D)	8,191	655
RAPT Therapeutics, Inc. (A)	4,569	41,030
Recursion Pharmaceuticals, Inc., Class A (A)	21,304	212,401
Regeneron Pharmaceuticals, Inc. (A)	9,309	8,959,819
REGENXBIO, Inc. (A)	6,362	134,047
Relay Therapeutics, Inc. (A)	14,227	118,084
Replimune Group, Inc. (A)	8,514	69,559
REVOLUTION Medicines, Inc. (A)	22,363	720,759
Rhythm Pharmaceuticals, Inc. (A)	8,144	352,880
Rigel Pharmaceuticals, Inc. (A)	28,955	42,853
Rocket Pharmaceuticals, Inc. (A)	9,710	261,587
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Roivant Sciences, Ltd. (A)	71,466	$753,252
Sage Therapeutics, Inc. (A)	8,420	157,791
Sagimet Biosciences, Inc., Class A (A)(B)	3,756	20,358
Sana Biotechnology, Inc. (A)	15,810	158,100
Savara, Inc. (A)	15,157	75,482
Scholar Rock Holding Corp. (A)	8,843	157,052
SpringWorks Therapeutics, Inc. (A)	10,457	514,694
Stoke Therapeutics, Inc. (A)(B)	4,974	67,149
Summit Therapeutics, Inc. (A)(B)	19,514	80,788
Sutro Biopharma, Inc. (A)	10,848	61,291
Swedish Orphan Biovitrum AB (A)	26,217	654,379
Syndax Pharmaceuticals, Inc. (A)	11,952	284,458
Tango Therapeutics, Inc. (A)	7,412	58,851
Tenaya Therapeutics, Inc. (A)	7,730	40,428
TG Therapeutics, Inc. (A)	21,535	327,547
Travere Therapeutics, Inc. (A)	12,154	93,707
Twist Bioscience Corp. (A)	8,785	301,413
Tyra Biosciences, Inc. (A)	2,442	40,049
United Therapeutics Corp. (A)	9,090	2,088,155
UroGen Pharma, Ltd. (A)	4,337	65,055
Vanda Pharmaceuticals, Inc. (A)	9,640	39,620
Vaxcyte, Inc. (A)	16,172	1,104,709
Vera Therapeutics, Inc. (A)	6,152	265,274
Veracyte, Inc. (A)	11,285	250,076
Vericel Corp. (A)	7,397	384,792
Vertex Pharmaceuticals, Inc. (A)	22,705	9,490,917
Verve Therapeutics, Inc. (A)	10,366	137,660
Viking Therapeutics, Inc. (A)	15,759	1,292,238
Vir Biotechnology, Inc. (A)	13,172	133,432
Viridian Therapeutics, Inc. (A)	7,768	136,018
Voyager Therapeutics, Inc. (A)	5,326	49,585
Xencor, Inc. (A)	9,152	202,534
XOMA Corp. (A)	902	21,693
Y-mAbs Therapeutics, Inc. (A)	6,395	103,983
Zentalis Pharmaceuticals, Inc. (A)	9,014	142,061
Zymeworks, Inc. (A)	8,233	86,611
		136,902,158
Health care equipment and supplies – 2.3%
Abbott Laboratories	153,007	17,390,776
Accuray, Inc. (A)	16,358	40,404
Alcon, Inc.	67,219	5,559,778
Align Technology, Inc. (A)	6,198	2,032,448
Alphatec Holdings, Inc. (A)	14,502	199,983
AngioDynamics, Inc. (A)	6,498	38,143
Artivion, Inc. (A)	6,124	129,584
Asahi Intecc Company, Ltd.	29,232	512,138
AtriCure, Inc. (A)	7,212	219,389
Atrion Corp.	224	103,835
Avanos Medical, Inc. (A)	7,102	141,401
Axogen, Inc. (A)	7,107	57,353
Axonics, Inc. (A)	7,657	528,103
Baxter International, Inc.	44,049	1,882,654
Becton, Dickinson and Company	25,457	6,299,335
BioMerieux	5,573	614,667
Boston Scientific Corp. (A)	129,163	8,846,374
Butterfly Network, Inc. (A)(B)	24,293	26,236
Carl Zeiss Meditec AG, Bearer Shares	5,414	675,805
Cerus Corp. (A)	27,395	51,777
ClearPoint Neuro, Inc. (A)	4,398	29,906
Cochlear, Ltd.	8,810	1,937,593
Coloplast A/S, B Shares	16,965	2,290,563
CONMED Corp.	4,671	374,054
CVRx, Inc. (A)	1,803	32,833
Demant A/S (A)	13,556	673,778

244

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Dentsply Sirona, Inc.	19,142	$635,323
DexCom, Inc. (A)	33,964	4,710,807
DiaSorin SpA	3,011	290,576
Edwards Lifesciences Corp. (A)	53,452	5,107,873
Embecta Corp.	8,953	118,806
Enovis Corp. (A)	9,609	600,082
Envista Holdings Corp. (A)	33,172	709,217
EssilorLuxottica SA	39,682	8,976,526
Fisher & Paykel Healthcare Corp., Ltd.	78,553	1,203,483
GE HealthCare Technologies, Inc.	35,374	3,215,850
Getinge AB, B Shares	30,769	618,854
Glaukos Corp. (A)	7,356	693,597
Globus Medical, Inc., Class A (A)	22,314	1,196,923
Haemonetics Corp. (A)	17,554	1,498,234
Hologic, Inc. (A)	20,684	1,612,525
Hoya Corp.	47,210	5,904,595
IDEXX Laboratories, Inc. (A)	7,318	3,951,208
Inari Medical, Inc. (A)	8,294	397,946
Inmode, Ltd. (A)	11,896	257,073
Inogen, Inc. (A)	4,243	34,241
Insulet Corp. (A)	6,309	1,081,363
Integer Holdings Corp. (A)	5,102	595,301
Integra LifeSciences Holdings Corp. (A)	13,155	466,345
Intuitive Surgical, Inc. (A)	31,050	12,391,745
iRadimed Corp.	1,276	56,131
iRhythm Technologies, Inc. (A)	4,743	550,188
Koninklijke Philips NV (A)	104,451	2,090,477
Lantheus Holdings, Inc. (A)	23,795	1,481,001
LeMaitre Vascular, Inc.	3,027	200,872
LivaNova PLC (A)	18,776	1,050,329
Masimo Corp. (A)	8,585	1,260,707
Medtronic PLC	117,163	10,210,755
Merit Medical Systems, Inc. (A)	8,759	663,494
Neogen Corp. (A)	71,852	1,133,825
Nevro Corp. (A)	5,787	83,564
Olympus Corp.	161,807	2,329,747
Omnicell, Inc. (A)	6,992	204,376
OraSure Technologies, Inc. (A)	11,182	68,769
Orchestra BioMed Holdings, Inc. (A)	2,493	13,138
Orthofix Medical, Inc. (A)	5,777	83,882
OrthoPediatrics Corp. (A)	2,607	76,020
Outset Medical, Inc. (A)	8,163	18,122
Paragon 28, Inc. (A)	7,377	91,106
Penumbra, Inc. (A)	7,465	1,666,039
PROCEPT BioRobotics Corp. (A)	6,224	307,590
Pulmonx Corp. (A)	6,127	56,797
Pulse Biosciences, Inc. (A)(B)	2,543	22,150
QuidelOrtho Corp. (A)	9,564	458,498
ResMed, Inc.	12,893	2,553,201
RxSight, Inc. (A)	4,467	230,408
Sanara Medtech, Inc. (A)	727	26,899
Semler Scientific, Inc. (A)	805	23,514
Shockwave Medical, Inc. (A)	7,137	2,324,021
SI-BONE, Inc. (A)	6,250	102,313
Siemens Healthineers AG (C)	37,934	2,319,950
Sight Sciences, Inc. (A)	3,541	18,696
Silk Road Medical, Inc. (A)	6,345	116,240
Smith & Nephew PLC	117,601	1,472,245
Sonova Holding AG	6,818	1,974,445
STAAR Surgical Company (A)	7,513	287,598
STERIS PLC	8,600	1,933,452
Straumann Holding AG	15,015	2,395,758
Stryker Corp.	29,804	10,665,957
Surmodics, Inc. (A)	2,091	61,350
Sysmex Corp.	67,716	1,208,385
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Tactile Systems Technology, Inc. (A)	3,850	$62,563
Teleflex, Inc.	4,246	960,318
Terumo Corp.	181,038	3,312,751
The Cooper Companies, Inc.	17,900	1,816,134
TransMedics Group, Inc. (A)	4,919	363,711
Treace Medical Concepts, Inc. (A)	7,572	98,815
UFP Technologies, Inc. (A)	1,092	275,402
Utah Medical Products, Inc.	569	40,462
Varex Imaging Corp. (A)	5,913	107,025
Zimmer Biomet Holdings, Inc.	18,279	2,412,462
Zimvie, Inc. (A)	4,036	66,554
Zynex, Inc. (A)(B)	2,512	31,073
		168,396,682
Health care providers and services – 1.8%
23andMe Holding Company, Class A (A)	44,993	23,936
Acadia Healthcare Company, Inc. (A)	17,837	1,413,047
Accolade, Inc. (A)	10,391	108,898
AdaptHealth Corp. (A)	15,694	180,638
Addus HomeCare Corp. (A)	2,478	256,077
Agiliti, Inc. (A)	4,528	45,823
Alignment Healthcare, Inc. (A)	13,314	66,037
Amedisys, Inc. (A)	6,312	581,714
AMN Healthcare Services, Inc. (A)	5,920	370,059
Amplifon SpA	16,749	610,546
Astrana Health, Inc. (A)	6,742	283,097
Aveanna Healthcare Holdings, Inc. (A)	7,936	19,761
BrightSpring Health Services, Inc. (A)	5,199	56,513
Brookdale Senior Living, Inc. (A)	29,164	192,774
Cardinal Health, Inc.	21,440	2,399,136
Castle Biosciences, Inc. (A)	3,946	87,404
Cencora, Inc.	14,619	3,552,271
Centene Corp. (A)	47,117	3,697,742
Chemed Corp.	2,913	1,869,942
Community Health Systems, Inc. (A)	20,802	72,807
CorVel Corp. (A)(B)	1,347	354,207
Cross Country Healthcare, Inc. (A)	5,531	103,540
CVS Health Corp.	110,874	8,843,310
DaVita, Inc. (A)	4,867	671,889
DocGo, Inc. (A)	12,598	50,896
EBOS Group, Ltd.	20,642	422,167
Elevance Health, Inc.	20,714	10,741,038
Encompass Health Corp.	19,389	1,601,144
Enhabit, Inc. (A)	8,357	97,359
Fresenius Medical Care AG	27,629	1,061,635
Fresenius SE & Company KGaA	56,824	1,532,361
Fulgent Genetics, Inc. (A)	3,353	72,760
Guardant Health, Inc. (A)	17,503	361,087
HCA Healthcare, Inc.	17,452	5,820,766
HealthEquity, Inc. (A)	29,660	2,421,146
Henry Schein, Inc. (A)	11,799	891,060
Hims & Hers Health, Inc. (A)	18,909	292,522
Humana, Inc.	10,760	3,730,707
InfuSystem Holdings, Inc. (A)	3,466	29,704
Laboratory Corp. of America Holdings	7,317	1,598,472
LifeStance Health Group, Inc. (A)(B)	16,661	102,798
McKesson Corp.	11,589	6,221,555
ModivCare, Inc. (A)	1,946	45,634
Molina Healthcare, Inc. (A)	5,079	2,086,606
Nano-X Imaging, Ltd. (A)(B)	8,032	78,473
National HealthCare Corp.	1,947	184,011
National Research Corp.	2,352	93,163
NeoGenomics, Inc. (A)	19,795	311,177
NMC Health PLC (A)(D)	19,536	0
OPKO Health, Inc. (A)(B)	63,632	76,358
Option Care Health, Inc. (A)	60,128	2,016,693

245

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Owens & Minor, Inc. (A)	11,522	$319,275
Patterson Companies, Inc.	13,276	367,081
Pediatrix Medical Group, Inc. (A)	13,715	137,561
PetIQ, Inc. (A)	4,269	78,037
Privia Health Group, Inc. (A)	17,493	342,688
Progyny, Inc. (A)	28,418	1,084,147
Quest Diagnostics, Inc.	9,569	1,273,730
Quipt Home Medical Corp. (A)	7,384	32,268
R1 RCM, Inc. (A)	38,118	490,960
RadNet, Inc. (A)	9,342	454,582
Ramsay Health Care, Ltd.	24,689	908,903
Select Medical Holdings Corp.	16,186	488,008
Sonic Healthcare, Ltd.	60,944	1,167,857
Surgery Partners, Inc. (A)	11,705	349,160
Tenet Healthcare Corp. (A)	19,642	2,064,571
The Cigna Group	25,779	9,362,675
The Ensign Group, Inc.	8,395	1,044,506
The Pennant Group, Inc. (A)	4,445	87,255
UnitedHealth Group, Inc.	81,519	40,327,449
Universal Health Services, Inc., Class B	5,512	1,005,720
US Physical Therapy, Inc.	2,363	266,712
Viemed Healthcare, Inc. (A)	5,950	56,109
		129,511,714
Health care technology – 0.0%
American Well Corp., Class A (A)	41,065	33,291
Definitive Healthcare Corp. (A)	7,602	61,348
Doximity, Inc., Class A (A)	23,629	635,856
Evolent Health, Inc., Class A (A)	17,004	557,561
Health Catalyst, Inc. (A)	9,302	70,044
HealthStream, Inc.	3,920	104,507
M3, Inc.	59,374	854,471
MultiPlan Corp. (A)	60,362	48,966
OptimizeRx Corp. (A)	2,383	28,953
Phreesia, Inc. (A)	8,091	193,618
Schrodinger, Inc. (A)	8,447	228,069
Sharecare, Inc. (A)	51,556	39,569
Simulations Plus, Inc.	2,414	99,336
TruBridge, Inc. (A)	2,504	23,087
		2,978,676
Life sciences tools and services – 1.0%
Adaptive Biotechnologies Corp. (A)	18,981	60,929
Agilent Technologies, Inc.	25,808	3,755,322
Akoya Biosciences, Inc. (A)	3,644	17,090
Azenta, Inc. (A)	10,786	650,180
Bachem Holding AG	4,540	434,765
BioLife Solutions, Inc. (A)	5,454	101,172
Bio-Rad Laboratories, Inc., Class A (A)	1,891	654,040
Bio-Techne Corp.	14,289	1,005,803
Bruker Corp.	17,937	1,685,002
Charles River Laboratories International, Inc. (A)	4,635	1,255,853
Codexis, Inc. (A)	10,877	37,961
CryoPort, Inc. (A)	6,650	117,705
Cytek Biosciences, Inc. (A)	18,919	126,946
Danaher Corp.	57,951	14,471,524
Eurofins Scientific SE	18,172	1,157,564
Harvard Bioscience, Inc. (A)	6,999	29,676
Illumina, Inc. (A)	13,773	1,891,308
IQVIA Holdings, Inc. (A)	16,065	4,062,678
Lonza Group AG	10,017	5,986,142
MaxCyte, Inc. (A)	15,126	63,378
Medpace Holdings, Inc. (A)	4,510	1,822,717
Mesa Laboratories, Inc.	855	93,819
Mettler-Toledo International, Inc. (A)	1,889	2,514,807
OmniAb, Inc. (A)	14,627	79,278
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
OmniAb, Inc., $12.50 Earnout Shares (A)(D)	967	$0
OmniAb, Inc., $15.00 Earnout Shares (A)(D)	967	0
Pacific Biosciences of California, Inc. (A)	39,133	146,749
QIAGEN NV (A)	29,755	1,271,656
Quanterix Corp. (A)	5,507	129,745
Quantum-Si, Inc. (A)	16,682	32,864
Repligen Corp. (A)	10,043	1,847,109
Revvity, Inc.	11,150	1,170,750
Sartorius Stedim Biotech	3,928	1,120,369
Sotera Health Company (A)	24,053	288,877
Thermo Fisher Scientific, Inc.	34,041	19,784,970
Waters Corp. (A)	5,125	1,764,179
West Pharmaceutical Services, Inc.	6,487	2,566,971
		72,199,898
Pharmaceuticals – 4.9%
Amneal Pharmaceuticals, Inc. (A)	19,319	117,073
Amphastar Pharmaceuticals, Inc. (A)	5,999	263,416
Amylyx Pharmaceuticals, Inc. (A)	8,265	23,473
ANI Pharmaceuticals, Inc. (A)	2,233	154,367
Arvinas, Inc. (A)	7,651	315,833
Astellas Pharma, Inc.	243,428	2,615,085
AstraZeneca PLC	208,524	28,013,901
Atea Pharmaceuticals, Inc. (A)	13,713	55,401
Axsome Therapeutics, Inc. (A)	5,529	441,214
Bayer AG	132,153	4,047,128
Bristol-Myers Squibb Company	179,223	9,719,263
Cassava Sciences, Inc. (A)(B)	6,188	125,555
Catalent, Inc. (A)	16,288	919,458
Chugai Pharmaceutical Company, Ltd.	90,345	3,452,569
CinCor Pharma, Inc. (A)(D)	3,771	11,539
Collegium Pharmaceutical, Inc. (A)	5,415	210,210
Corcept Therapeutics, Inc. (A)	12,543	315,958
CorMedix, Inc. (A)	9,171	38,885
Daiichi Sankyo Company, Ltd.	248,815	7,917,013
Edgewise Therapeutics, Inc. (A)	8,824	160,950
Eisai Company, Ltd.	33,910	1,396,711
Eli Lilly & Company	70,270	54,667,249
Enliven Therapeutics, Inc. (A)(B)	3,915	68,865
Evolus, Inc. (A)	6,405	89,670
EyePoint Pharmaceuticals, Inc. (A)	5,659	116,972
GSK PLC	553,550	11,884,927
Harmony Biosciences Holdings, Inc. (A)	5,068	170,183
Harrow, Inc. (A)	4,808	63,610
Hikma Pharmaceuticals PLC	22,305	539,580
Innoviva, Inc. (A)	9,445	143,942
Intra-Cellular Therapies, Inc. (A)	14,534	1,005,753
Ipsen SA	5,073	603,668
Jazz Pharmaceuticals PLC (A)	12,177	1,466,354
Johnson & Johnson	212,145	33,559,218
Kyowa Kirin Company, Ltd.	36,321	653,455
Ligand Pharmaceuticals, Inc. (A)	2,604	190,352
Liquidia Corp. (A)	7,367	108,663
Longboard Pharmaceuticals, Inc. (A)(B)	3,710	80,136
Marinus Pharmaceuticals, Inc. (A)	8,432	76,225
Merck & Company, Inc.	223,338	29,469,449
Merck KGaA	17,385	3,065,590
Neumora Therapeutics, Inc. (A)(B)	2,482	34,128
Novartis AG	275,725	26,706,280
Novo Nordisk A/S, Class B	438,981	56,309,568
Nuvation Bio, Inc. (A)	28,626	104,199
Ocular Therapeutix, Inc. (A)	17,771	161,716
Omeros Corp. (A)(B)	10,407	35,904

246

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Ono Pharmaceutical Company, Ltd.	48,722	$798,307
Optinose, Inc. (A)	10,141	14,806
Orion OYJ, Class B	14,498	540,440
Otsuka Holdings Company, Ltd.	56,279	2,337,732
Pacira BioSciences, Inc. (A)	7,128	208,280
Perrigo Company PLC	26,210	843,700
Pfizer, Inc.	497,472	13,804,848
Phathom Pharmaceuticals, Inc. (A)(B)	5,175	54,959
Phibro Animal Health Corp., Class A	3,908	50,530
Pliant Therapeutics, Inc. (A)	8,979	133,787
Prestige Consumer Healthcare, Inc. (A)	7,779	564,444
Recordati Industria Chimica e Farmaceutica SpA	14,066	776,693
Revance Therapeutics, Inc. (A)	13,717	67,488
Roche Holding AG	94,507	24,129,420
Roche Holding AG, Bearer Shares	4,305	1,160,905
Sandoz Group AG (A)	55,079	1,662,600
Sanofi SA	153,124	14,896,580
Scilex Holding Company (A)	8,717	13,860
scPharmaceuticals, Inc. (A)	5,117	25,687
Shionogi & Company, Ltd.	33,080	1,690,446
SIGA Technologies, Inc.	8,201	70,201
Supernus Pharmaceuticals, Inc. (A)	7,715	263,159
Takeda Pharmaceutical Company, Ltd.	212,856	5,920,350
Taro Pharmaceutical Industries, Ltd. (A)	1,305	55,254
Tarsus Pharmaceuticals, Inc. (A)	4,670	169,755
Terns Pharmaceuticals, Inc. (A)	7,224	47,389
Teva Pharmaceutical Industries, Ltd., ADR (A)	150,776	2,127,449
Theravance Biopharma, Inc. (A)	8,107	72,720
Third Harmonic Bio, Inc. (A)	3,148	29,717
Trevi Therapeutics, Inc. (A)	6,434	22,197
UCB SA	17,007	2,099,460
Ventyx Biosciences, Inc. (A)	7,965	43,808
Verrica Pharmaceuticals, Inc. (A)(B)	3,395	20,098
Viatris, Inc.	102,058	1,218,573
WaVe Life Sciences, Ltd. (A)	11,201	69,110
Xeris Biopharma Holdings, Inc. (A)	22,871	50,545
Zevra Therapeutics, Inc. (A)	6,785	39,353
Zoetis, Inc.	40,464	6,846,913
		364,632,221
		874,621,349
Industrials – 12.3%
Aerospace and defense – 1.6%
AAR Corp. (A)	5,181	310,186
AeroVironment, Inc. (A)	4,028	617,412
AerSale Corp. (A)	4,214	30,257
Airbus SE	79,748	14,691,876
Archer Aviation, Inc., Class A (A)(B)	23,635	109,194
Astronics Corp. (A)	4,340	82,634
Axon Enterprise, Inc. (A)	6,115	1,913,261
BAE Systems PLC	407,948	6,953,644
BWX Technologies, Inc.	17,701	1,816,477
Cadre Holdings, Inc.	3,044	110,193
Curtiss-Wright Corp.	7,397	1,893,188
Dassault Aviation SA	2,717	598,202
Ducommun, Inc. (A)	2,100	107,730
Elbit Systems, Ltd.	3,588	749,360
Eve Holding, Inc. (A)(B)	3,224	17,410
General Dynamics Corp.	20,055	5,665,337
Hexcel Corp.	16,322	1,189,058
Howmet Aerospace, Inc.	34,177	2,338,732
Huntington Ingalls Industries, Inc.	3,589	1,046,086
Kaman Corp.	4,304	197,424
Kongsberg Gruppen ASA	11,832	816,975
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Kratos Defense & Security Solutions, Inc. (A)	19,760	$363,189
L3Harris Technologies, Inc.	16,732	3,565,589
Leonardo DRS, Inc. (A)	10,522	232,431
Leonardo SpA	54,441	1,367,756
Lockheed Martin Corp.	18,970	8,628,884
Melrose Industries PLC	179,043	1,520,235
Moog, Inc., Class A	4,394	701,502
MTU Aero Engines AG	7,240	1,836,252
National Presto Industries, Inc.	825	69,135
Northrop Grumman Corp.	12,441	5,955,009
Park Aerospace Corp.	2,945	48,975
Rheinmetall AG	5,859	3,295,224
Rocket Lab USA, Inc. (A)(B)	43,501	178,789
Rolls-Royce Holdings PLC (A)	1,132,196	6,091,625
RTX Corp.	116,985	11,409,547
Saab AB, B Shares	10,772	958,200
Safran SA	45,979	10,412,942
Singapore Technologies Engineering, Ltd.	209,975	625,157
Terran Orbital Corp. (A)(B)	16,391	21,472
Textron, Inc.	16,881	1,619,394
Thales SA	12,725	2,169,362
The Boeing Company (A)	50,535	9,752,750
TransDigm Group, Inc.	4,906	6,042,230
Triumph Group, Inc. (A)	9,994	150,310
V2X, Inc. (A)	1,977	92,346
Virgin Galactic Holdings, Inc. (A)(B)	58,035	85,892
Woodward, Inc.	11,663	1,797,502
		120,246,335
Air freight and logistics – 0.4%
Air Transport Services Group, Inc. (A)	8,555	117,717
CH Robinson Worldwide, Inc.	10,540	802,516
Deutsche Post AG	133,340	5,746,606
DSV A/S	23,568	3,831,087
Expeditors International of Washington, Inc.	12,507	1,520,476
FedEx Corp.	20,259	5,869,843
Forward Air Corp.	4,093	127,333
GXO Logistics, Inc. (A)	23,009	1,236,964
Hub Group, Inc., Class A	9,650	417,073
Nippon Express Holdings, Inc.	9,749	497,639
Radiant Logistics, Inc. (A)	5,328	28,878
SG Holdings Company, Ltd.	43,073	545,474
United Parcel Service, Inc., Class B	63,763	9,477,095
Yamato Holdings Company, Ltd.	35,766	514,763
		30,733,464
Building products – 0.9%
A.O. Smith Corp.	11,098	992,827
AAON, Inc.	10,493	924,433
Advanced Drainage Systems, Inc.	13,211	2,275,463
AGC, Inc.	26,322	955,023
Allegion PLC	7,932	1,068,520
American Woodmark Corp. (A)	2,375	241,443
Apogee Enterprises, Inc.	3,262	193,110
Assa Abloy AB, B Shares	134,827	3,869,306
AZZ, Inc.	3,831	296,175
Builders FirstSource, Inc. (A)	10,769	2,245,875
Carlisle Companies, Inc.	9,392	3,680,255
Carrier Global Corp.	73,580	4,277,205
Cie de Saint-Gobain SA	61,312	4,758,651
CSW Industrials, Inc.	2,402	563,509
Daikin Industries, Ltd.	35,486	4,845,281
Fortune Brands Innovations, Inc.	24,390	2,065,101
Geberit AG	4,497	2,657,654

247

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Gibraltar Industries, Inc. (A)	4,748	$382,356
Griffon Corp.	6,051	443,780
Insteel Industries, Inc.	2,906	111,067
Janus International Group, Inc. (A)	13,362	202,167
JELD-WEN Holding, Inc. (A)	12,868	273,188
Johnson Controls International PLC	59,967	3,917,044
Kingspan Group PLC	20,933	1,906,502
Lennox International, Inc.	6,194	3,027,379
Masco Corp.	19,243	1,517,888
Masonite International Corp. (A)	3,414	448,770
Masterbrand, Inc. (A)	19,717	369,497
Nibe Industrier AB, B Shares	203,860	1,002,461
Owens Corning	17,190	2,867,292
Quanex Building Products Corp.	5,189	199,413
Resideo Technologies, Inc. (A)	22,725	509,495
ROCKWOOL A/S, B Shares	1,240	407,991
Simpson Manufacturing Company, Inc.	14,898	3,056,772
TOTO, Ltd.	19,046	533,955
Trane Technologies PLC	20,038	6,015,408
Trex Company, Inc. (A)	21,005	2,095,249
UFP Industries, Inc.	21,204	2,608,304
Zurn Elkay Water Solutions Corp.	22,905	766,630
		68,572,439
Commercial services and supplies – 0.6%
ABM Industries, Inc.	10,059	448,833
ACCO Brands Corp.	13,954	78,282
ACV Auctions, Inc., Class A (A)	19,482	365,677
Aris Water Solutions, Inc., Class A	5,388	76,240
Brambles, Ltd.	187,185	1,969,955
BrightView Holdings, Inc. (A)	6,501	77,362
Casella Waste Systems, Inc., Class A (A)	8,745	864,618
CECO Environmental Corp. (A)	4,585	105,547
Cimpress PLC (A)	2,801	247,917
Cintas Corp.	7,606	5,225,550
Clean Harbors, Inc. (A)	9,729	1,958,545
Copart, Inc. (A)	77,134	4,467,601
CoreCivic, Inc. (A)	17,721	276,625
Dai Nippon Printing Company, Ltd.	27,519	842,787
Deluxe Corp.	6,635	136,615
Ennis, Inc.	4,366	89,547
Enviri Corp. (A)	12,316	112,691
Healthcare Services Group, Inc. (A)	11,454	142,946
HNI Corp.	7,109	320,829
Interface, Inc.	8,714	146,569
Liquidity Services, Inc. (A)	3,473	64,598
Matthews International Corp., Class A	4,603	143,061
MillerKnoll, Inc.	11,407	282,437
Montrose Environmental Group, Inc. (A)	4,348	170,311
MSA Safety, Inc.	7,147	1,383,588
OPENLANE, Inc. (A)	16,761	289,965
Performant Financial Corp. (A)	12,171	35,783
Pitney Bowes, Inc.	26,963	116,750
Quad/Graphics, Inc.	4,951	26,290
Rentokil Initial PLC	339,327	2,017,472
Republic Services, Inc.	18,067	3,458,746
Rollins, Inc.	25,366	1,173,685
Secom Company, Ltd.	28,245	2,049,259
Securitas AB, B Shares	66,156	682,004
SP Plus Corp. (A)	3,085	161,099
Steelcase, Inc., Class A	14,602	190,994
Stericycle, Inc. (A)	17,896	944,014
Tetra Tech, Inc.	10,341	1,910,086
The Brink's Company (B)	15,703	1,450,643
The GEO Group, Inc. (A)	18,477	260,895
TOPPAN Holdings, Inc.	30,952	775,874
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
UniFirst Corp.	2,326	$403,398
Veralto Corp.	18,949	1,680,018
Viad Corp. (A)	3,211	126,802
VSE Corp.	2,105	168,400
Waste Management, Inc.	32,326	6,890,287
		44,811,195
Construction and engineering – 0.6%
ACS Actividades de Construccion y Servicios SA	28,390	1,188,928
AECOM	26,310	2,580,485
Ameresco, Inc., Class A (A)	4,991	120,433
API Group Corp. (A)	32,245	1,266,261
Arcosa, Inc.	7,526	646,182
Argan, Inc.	2,099	106,083
Bouygues SA	25,710	1,049,607
Bowman Consulting Group, Ltd. (A)	1,795	62,448
Comfort Systems USA, Inc.	12,371	3,930,390
Concrete Pumping Holdings, Inc. (A)	4,761	37,612
Construction Partners, Inc., Class A (A)	6,160	345,884
Dycom Industries, Inc. (A)	4,449	638,565
Eiffage SA	9,886	1,121,983
EMCOR Group, Inc.	9,099	3,186,470
Ferrovial SE	69,746	2,761,373
Fluor Corp. (A)	55,009	2,325,781
Granite Construction, Inc.	6,838	390,655
Great Lakes Dredge & Dock Corp. (A)	11,367	99,461
IES Holdings, Inc. (A)	1,258	153,023
Kajima Corp.	56,894	1,167,730
Limbach Holdings, Inc. (A)	1,422	58,899
MasTec, Inc. (A)	11,692	1,090,279
MDU Resources Group, Inc.	39,387	992,552
MYR Group, Inc. (A)	2,535	448,061
Northwest Pipe Company (A)	1,561	54,135
Obayashi Corp.	87,349	1,038,617
Primoris Services Corp.	8,288	352,820
Quanta Services, Inc.	12,811	3,328,298
Shimizu Corp.	70,030	452,233
Skanska AB, B Shares (B)	45,768	815,062
Sterling Infrastructure, Inc. (A)	4,658	513,824
Taisei Corp.	22,854	833,006
Tutor Perini Corp. (A)	7,041	101,813
Valmont Industries, Inc.	4,041	922,479
Vinci SA	67,351	8,643,058
		42,824,490
Electrical equipment – 1.1%
ABB, Ltd.	215,188	9,982,636
Acuity Brands, Inc.	5,903	1,586,313
Allient, Inc.	2,153	76,819
AMETEK, Inc.	20,365	3,724,759
Array Technologies, Inc. (A)	23,448	349,610
Atkore, Inc.	5,804	1,104,849
Blink Charging Company (A)(B)	9,273	27,912
Bloom Energy Corp., Class A (A)(B)	29,893	335,997
Eaton Corp. PLC	35,191	11,003,522
Emerson Electric Company	50,382	5,714,326
Encore Wire Corp.	2,322	610,175
Energy Vault Holdings, Inc. (A)(B)	17,739	31,753
EnerSys	14,185	1,339,915
Enovix Corp. (A)(B)	21,567	172,752
Eos Energy Enterprises, Inc. (A)(B)	18,065	18,607
Fluence Energy, Inc. (A)	9,008	156,199
FuelCell Energy, Inc. (A)(B)	71,205	84,734
Fuji Electric Company, Ltd.	17,070	1,145,474
Generac Holdings, Inc. (A)	5,550	700,077
GrafTech International, Ltd.	32,603	44,992

248

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Hubbell, Inc.	4,655	$1,932,058
Legrand SA	35,517	3,761,134
LSI Industries, Inc.	4,672	70,641
Mitsubishi Electric Corp.	259,954	4,351,355
NEXTracker, Inc., Class A (A)	19,460	1,095,014
Nidec Corp.	56,148	2,328,415
NuScale Power Corp. (A)	9,288	49,319
nVent Electric PLC	32,091	2,419,661
Powell Industries, Inc.	1,419	201,924
Preformed Line Products Company	425	54,685
Prysmian SpA	35,339	1,843,067
Regal Rexnord Corp.	12,824	2,309,602
Rockwell Automation, Inc.	10,089	2,939,228
Schneider Electric SE	73,204	16,549,696
Sensata Technologies Holding PLC	29,275	1,075,564
SES AI Corp. (A)(B)	22,739	38,202
Shoals Technologies Group, Inc., Class A (A)	26,618	297,589
Siemens Energy AG (A)	69,888	1,282,707
SKYX Platforms Corp. (A)(B)	10,748	14,080
Stem, Inc. (A)(B)	23,502	51,469
SunPower Corp. (A)(B)	14,268	42,804
Thermon Group Holdings, Inc. (A)	5,192	169,882
TPI Composites, Inc. (A)(B)	7,232	21,045
Vestas Wind Systems A/S (A)	135,844	3,789,178
Vicor Corp. (A)	3,469	132,655
		85,032,395
Ground transportation – 0.9%
ArcBest Corp.	3,682	524,685
Aurizon Holdings, Ltd.	247,603	645,613
Avis Budget Group, Inc.	3,573	437,550
Central Japan Railway Company	103,916	2,580,788
Covenant Logistics Group, Inc.	1,190	55,168
CSX Corp.	174,014	6,450,699
Daseke, Inc. (A)	7,211	59,851
East Japan Railway Company	122,076	2,342,045
FTAI Infrastructure, Inc.	15,432	96,913
Grab Holdings, Ltd., Class A (A)	255,585	802,537
Hankyu Hanshin Holdings, Inc.	30,785	883,259
Heartland Express, Inc.	7,757	92,619
Hertz Global Holdings, Inc. (A)	25,381	198,733
JB Hunt Transport Services, Inc.	7,362	1,466,879
Keisei Electric Railway Company, Ltd.	18,554	754,501
Kintetsu Group Holdings Company, Ltd.	24,365	709,673
Knight-Swift Transportation Holdings, Inc.	31,213	1,717,339
Landstar System, Inc.	6,953	1,340,260
Marten Transport, Ltd.	9,063	167,484
MTR Corp., Ltd.	209,072	690,763
Norfolk Southern Corp.	19,890	5,069,364
Odakyu Electric Railway Company, Ltd.	42,135	580,824
Old Dominion Freight Line, Inc.	15,764	3,457,203
PAM Transportation Services, Inc. (A)	935	15,156
RXO, Inc. (A)	18,001	393,682
Ryder System, Inc.	8,573	1,030,389
Saia, Inc. (A)	5,135	3,003,975
Tobu Railway Company, Ltd.	25,401	635,148
Tokyu Corp.	67,244	818,820
Uber Technologies, Inc. (A)	181,290	13,957,517
Union Pacific Corp.	53,716	13,210,376
Universal Logistics Holdings, Inc.	1,149	42,364
Werner Enterprises, Inc.	21,887	856,219
West Japan Railway Company	59,080	1,231,237
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
XPO, Inc. (A)	22,459	$2,740,672
		69,060,305
Industrial conglomerates – 1.0%
3M Company	48,660	5,161,366
Brookfield Business Corp., Class A (B)	3,820	92,215
CK Hutchison Holdings, Ltd.	360,638	1,735,624
DCC PLC	13,297	967,438
General Electric Company	95,909	16,834,907
Hikari Tsushin, Inc.	2,727	512,870
Hitachi, Ltd.	124,720	11,396,967
Honeywell International, Inc.	58,109	11,926,872
Investment AB Latour, B Shares	19,918	523,617
Jardine Cycle & Carriage, Ltd.	13,290	237,952
Jardine Matheson Holdings, Ltd.	21,373	797,246
Keppel, Ltd.	195,924	1,064,660
Lifco AB, B Shares	31,357	818,866
Siemens AG	102,233	19,520,253
Smiths Group PLC	46,752	969,099
		72,559,952
Machinery – 2.5%
3D Systems Corp. (A)	20,925	92,907
AGCO Corp.	12,021	1,478,823
Alamo Group, Inc.	1,548	353,455
Albany International Corp., Class A	4,829	451,560
Alfa Laval AB	38,919	1,529,296
Alstom SA	38,771	590,419
Astec Industries, Inc.	3,783	165,355
Atlas Copco AB, A Shares	361,323	6,102,222
Atlas Copco AB, B Shares	209,965	3,101,172
Barnes Group, Inc.	7,763	288,395
Blue Bird Corp. (A)	4,000	153,360
Caterpillar, Inc.	44,863	16,439,149
Chart Industries, Inc. (A)	14,787	2,435,715
Columbus McKinnon Corp.	4,330	193,248
Commercial Vehicle Group, Inc. (A)	5,668	36,445
Crane Company	9,451	1,277,114
Cummins, Inc.	12,496	3,681,946
Daifuku Company, Ltd.	40,877	979,797
Daimler Truck Holding AG	71,956	3,646,352
Deere & Company	22,950	9,426,483
Desktop Metal, Inc., Class A (A)(B)	46,737	41,129
Donaldson Company, Inc.	23,237	1,735,339
Douglas Dynamics, Inc.	3,495	84,299
Dover Corp.	12,208	2,163,136
Energy Recovery, Inc. (A)	8,629	136,252
Enerpac Tool Group Corp.	8,442	301,042
Enpro, Inc.	3,245	547,659
Epiroc AB, A Shares	88,648	1,664,149
Epiroc AB, B Shares	52,460	888,407
Esab Corp.	10,958	1,211,626
ESCO Technologies, Inc.	3,975	425,524
FANUC Corp.	128,186	3,575,936
Federal Signal Corp.	9,211	781,738
Flowserve Corp.	25,379	1,159,313
Fortive Corp.	30,859	2,654,491
Franklin Electric Company, Inc.	7,130	761,555
GEA Group AG	22,023	931,135
Gencor Industries, Inc. (A)	2,024	33,781
Graco, Inc.	32,648	3,051,282
Helios Technologies, Inc.	5,242	234,265
Hillenbrand, Inc.	10,841	545,194
Hillman Solutions Corp. (A)	30,611	325,701
Hitachi Construction Machinery Company, Ltd.	14,469	436,550
Hoshizaki Corp.	14,617	533,327

249

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Husqvarna AB, B Shares	47,099	$403,026
Hyliion Holdings Corp. (A)	26,518	46,672
Hyster-Yale Materials Handling, Inc.	1,772	113,709
IDEX Corp.	6,516	1,590,034
Illinois Tool Works, Inc.	23,938	6,423,284
Indutrade AB	36,756	1,001,116
Ingersoll Rand, Inc.	35,666	3,386,487
ITT, Inc.	15,880	2,160,156
John Bean Technologies Corp.	4,946	518,786
Kadant, Inc.	1,795	588,940
Kennametal, Inc.	12,343	307,834
Knorr-Bremse AG	9,758	738,044
Komatsu, Ltd.	124,446	3,682,453
Kone OYJ, B Shares	45,721	2,130,009
Kubota Corp.	134,543	2,110,944
Lincoln Electric Holdings, Inc.	11,064	2,826,188
Lindsay Corp.	1,709	201,081
Luxfer Holdings PLC	4,859	50,388
Makita Corp.	30,134	856,424
Mayville Engineering Company, Inc. (A)	1,623	23,258
Metso OYJ	89,208	1,059,690
Microvast Holdings, Inc. (A)(B)	34,237	28,656
Miller Industries, Inc.	1,575	78,908
MINEBEA MITSUMI, Inc.	48,833	957,863
MISUMI Group, Inc.	38,308	533,669
Mitsubishi Heavy Industries, Ltd.	431,120	3,907,386
Mueller Industries, Inc.	17,291	932,504
Mueller Water Products, Inc., Class A	23,938	385,162
Nikola Corp. (A)(B)	101,511	105,571
Nordson Corp.	4,894	1,343,599
Omega Flex, Inc.	607	43,055
Oshkosh Corp.	12,653	1,577,956
Otis Worldwide Corp.	35,633	3,537,288
PACCAR, Inc.	46,151	5,717,647
Parker-Hannifin Corp.	11,314	6,288,208
Park-Ohio Holdings Corp.	1,421	37,912
Pentair PLC	14,935	1,276,046
Proto Labs, Inc. (A)	4,093	146,325
Rational AG	688	592,778
RBC Bearings, Inc. (A)	5,607	1,515,852
REV Group, Inc.	4,994	110,317
Sandvik AB	143,425	3,184,145
Schindler Holding AG	3,158	770,575
Schindler Holding AG, Participation Certificates	5,477	1,378,660
Seatrium, Ltd. (A)	5,966,319	348,691
SKF AB, B Shares (B)	45,847	935,958
SMC Corp.	7,703	4,345,722
Snap-on, Inc.	4,769	1,412,673
Spirax-Sarco Engineering PLC	9,924	1,259,117
SPX Technologies, Inc. (A)	6,846	842,948
Standex International Corp.	1,815	330,729
Stanley Black & Decker, Inc.	13,852	1,356,526
Techtronic Industries Company, Ltd.	185,010	2,513,890
Tennant Company	2,820	342,940
Terex Corp.	23,135	1,489,894
The Gorman-Rupp Company	3,741	147,957
The Greenbrier Companies, Inc.	4,769	248,465
The Manitowoc Company, Inc. (A)	5,353	75,691
The Middleby Corp. (A)	10,368	1,667,071
The Shyft Group, Inc.	5,649	70,161
The Timken Company	12,554	1,097,596
The Toro Company	20,193	1,850,285
Titan International, Inc. (A)	8,120	101,175
Toyota Industries Corp.	19,724	2,063,744
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Trinity Industries, Inc.	12,526	$348,849
VAT Group AG (C)	3,632	1,876,269
Volvo AB, A Shares	26,936	741,726
Volvo AB, B Shares (B)	202,991	5,501,350
Wabash National Corp.	7,130	213,472
Wabtec Corp.	15,650	2,279,892
Wartsila OYJ ABP	63,677	967,732
Watts Water Technologies, Inc., Class A	9,478	2,014,549
Xylem, Inc.	21,186	2,738,079
Yaskawa Electric Corp.	32,288	1,374,651
		181,872,450
Marine transportation – 0.1%
A.P. Moller - Maersk A/S, Series A	408	522,776
A.P. Moller - Maersk A/S, Series B	552	719,722
Costamare, Inc.	6,538	74,206
Eagle Bulk Shipping, Inc.	1,475	92,143
Genco Shipping & Trading, Ltd.	6,771	137,654
Golden Ocean Group, Ltd.	19,034	246,681
Himalaya Shipping, Ltd. (A)	4,506	34,741
Kawasaki Kisen Kaisha, Ltd.	52,881	711,096
Kirby Corp. (A)	11,431	1,089,603
Kuehne + Nagel International AG	7,310	2,033,778
Matson, Inc.	5,332	599,317
Mitsui OSK Lines, Ltd.	46,276	1,411,723
Nippon Yusen KK (B)	61,764	1,695,673
Pangaea Logistics Solutions, Ltd.	5,564	38,781
Safe Bulkers, Inc.	9,048	44,878
SITC International Holdings Company, Ltd.	180,432	329,876
		9,782,648
Passenger airlines – 0.2%
Allegiant Travel Company	2,437	183,287
American Airlines Group, Inc. (A)	59,048	906,387
ANA Holdings, Inc.	21,498	449,292
Blade Air Mobility, Inc. (A)	9,220	26,277
Delta Air Lines, Inc.	56,195	2,690,055
Deutsche Lufthansa AG (A)	80,484	632,549
Frontier Group Holdings, Inc. (A)(B)	6,404	51,936
Hawaiian Holdings, Inc. (A)	8,027	107,000
Japan Airlines Company, Ltd.	19,404	368,437
JetBlue Airways Corp. (A)	52,837	392,051
Joby Aviation, Inc. (A)(B)	43,314	232,163
Qantas Airways, Ltd. (A)	113,657	403,498
Singapore Airlines, Ltd.	200,262	949,142
SkyWest, Inc. (A)	6,199	428,227
Southwest Airlines Company	51,160	1,493,360
Spirit Airlines, Inc. (B)	17,044	82,493
Sun Country Airlines Holdings, Inc. (A)	5,710	86,164
United Airlines Holdings, Inc. (A)	29,634	1,418,876
		10,901,194
Professional services – 1.2%
Adecco Group AG	21,524	851,539
Alight, Inc., Class A (A)	64,359	633,936
ASGN, Inc. (A)	16,416	1,719,740
Asure Software, Inc. (A)	3,348	26,047
Automatic Data Processing, Inc.	36,213	9,043,835
Barrett Business Services, Inc.	994	125,960
BlackSky Technology, Inc. (A)	22,091	30,044
Broadridge Financial Solutions, Inc.	10,254	2,100,634
Bureau Veritas SA	39,673	1,211,353
CACI International, Inc., Class A (A)	4,310	1,632,757
CBIZ, Inc. (A)	7,331	575,484
Computershare, Ltd.	72,414	1,233,420
Concentrix Corp.	9,095	602,271

250

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Conduent, Inc. (A)	27,169	$91,831
CRA International, Inc.	1,114	166,632
CSG Systems International, Inc.	4,854	250,175
Dayforce, Inc. (A)	14,093	933,098
Equifax, Inc.	10,841	2,900,184
EXL Service Holdings, Inc. (A)	56,849	1,807,798
Experian PLC	123,596	5,385,441
Exponent, Inc.	17,617	1,456,750
First Advantage Corp.	8,563	138,892
FiscalNote Holdings, Inc. (A)	9,397	12,498
Forrester Research, Inc. (A)	2,089	45,039
Franklin Covey Company (A)	1,834	72,003
FTI Consulting, Inc. (A)	6,736	1,416,513
Genpact, Ltd.	31,940	1,052,423
Heidrick & Struggles International, Inc.	3,076	103,538
HireRight Holdings Corp. (A)	2,463	35,147
Huron Consulting Group, Inc. (A)	2,979	287,831
IBEX Holdings, Ltd. (A)	1,512	23,330
ICF International, Inc.	2,909	438,183
Innodata, Inc. (A)	4,315	28,479
Insperity, Inc.	12,352	1,353,903
Intertek Group PLC	21,710	1,366,597
Jacobs Solutions, Inc.	10,870	1,671,045
KBR, Inc.	26,112	1,662,290
Kelly Services, Inc., Class A	4,868	121,895
Kforce, Inc.	2,968	209,303
Korn Ferry	7,990	525,422
Legalzoom.com, Inc. (A)	18,696	249,405
Leidos Holdings, Inc.	11,828	1,550,533
ManpowerGroup, Inc.	9,441	732,999
Maximus, Inc.	21,181	1,777,086
Mistras Group, Inc. (A)	3,906	37,341
NV5 Global, Inc. (A)	2,155	211,212
Parsons Corp. (A)	6,352	526,898
Paychex, Inc.	28,235	3,467,258
Paycom Software, Inc.	4,025	801,015
Paylocity Holding Corp. (A)	8,390	1,441,905
Planet Labs PBC (A)	28,080	71,604
Randstad NV	14,597	770,804
Recruit Holdings Company, Ltd.	193,916	8,514,225
RELX PLC	253,611	10,937,082
Resources Connection, Inc.	5,392	70,959
Robert Half, Inc.	9,568	758,551
Science Applications International Corp.	10,070	1,313,027
SGS SA	20,164	1,957,571
Sterling Check Corp. (A)	5,280	84,902
Teleperformance SE	7,681	746,092
TriNet Group, Inc.	4,948	655,561
TrueBlue, Inc. (A)	5,017	62,813
TTEC Holdings, Inc.	3,453	35,808
Upwork, Inc. (A)	19,420	238,089
Verisk Analytics, Inc.	12,775	3,011,451
Verra Mobility Corp. (A)	21,578	538,803
Willdan Group, Inc. (A)	1,823	52,849
Wolters Kluwer NV	33,429	5,234,640
		89,193,743
Trading companies and distributors – 1.1%
AerCap Holdings NV (A)	26,931	2,340,573
Alta Equipment Group, Inc.	3,832	49,624
Applied Industrial Technologies, Inc.	13,428	2,652,701
Ashtead Group PLC	58,865	4,192,905
Beacon Roofing Supply, Inc. (A)	8,950	877,279
Beijer Ref AB	51,777	768,780
BlueLinx Holdings, Inc. (A)	1,294	168,531
Boise Cascade Company	6,117	938,164
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Brenntag SE	17,852	$1,504,584
Bunzl PLC	45,470	1,749,576
Core & Main, Inc., Class A (A)	32,994	1,888,907
Custom Truck One Source, Inc. (A)	9,473	55,133
Distribution Solutions Group, Inc. (A)	1,634	57,974
DNOW, Inc. (A)	16,955	257,716
DXP Enterprises, Inc. (A)	2,070	111,221
Fastenal Company	50,476	3,893,719
FTAI Aviation, Ltd.	15,414	1,037,362
GATX Corp.	12,355	1,655,941
Global Industrial, Inc.	2,105	94,262
GMS, Inc. (A)	6,233	606,720
H&E Equipment Services, Inc.	5,001	320,964
Herc Holdings, Inc.	4,366	734,798
Hudson Technologies, Inc. (A)	6,682	73,569
IMCD NV	7,666	1,349,293
ITOCHU Corp.	159,896	6,869,067
Karat Packaging, Inc.	1,071	30,641
Marubeni Corp.	192,654	3,336,699
McGrath RentCorp	3,816	470,780
Mitsubishi Corp.	464,084	10,725,546
Mitsui & Company, Ltd. (B)	174,104	8,139,632
MonotaRO Company, Ltd.	33,721	405,898
MRC Global, Inc. (A)	13,104	164,717
MSC Industrial Direct Company, Inc., Class A	8,836	857,445
Reece, Ltd.	30,414	556,872
Rexel SA	30,339	819,542
Rush Enterprises, Inc., Class A	9,568	512,079
Rush Enterprises, Inc., Class B	1,485	79,136
Seven Group Holdings, Ltd.	22,009	584,860
Sumitomo Corp.	139,848	3,368,651
Titan Machinery, Inc. (A)	3,412	84,652
Toyota Tsusho Corp.	28,576	1,962,337
Transcat, Inc. (A)	1,266	141,070
United Rentals, Inc.	5,921	4,269,692
W.W. Grainger, Inc.	3,897	3,964,418
Watsco, Inc. (B)	6,050	2,613,419
WESCO International, Inc.	8,496	1,455,195
Willis Lease Finance Corp. (A)	331	16,424
Xometry, Inc., Class A (A)	5,294	89,416
		78,898,484
Transportation infrastructure – 0.1%
Aena SME SA (C)	10,089	1,987,064
Aeroports de Paris SA	4,659	638,815
Auckland International Airport, Ltd.	178,656	891,649
Getlink SE	48,089	818,782
Transurban Group	415,437	3,603,965
		7,940,275
		912,429,369
Information technology – 19.8%
Communications equipment – 0.5%
ADTRAN Holdings, Inc.	13,405	72,923
Arista Networks, Inc. (A)	22,210	6,440,456
Aviat Networks, Inc. (A)	1,680	64,411
Calix, Inc. (A)	9,122	302,486
Ciena Corp. (A)	28,048	1,386,974
Cisco Systems, Inc.	358,162	17,875,865
Clearfield, Inc. (A)	2,156	66,491
CommScope Holding Company, Inc. (A)	34,241	44,856
Comtech Telecommunications Corp. (A)	5,110	17,527
Digi International, Inc. (A)	5,668	180,979
Extreme Networks, Inc. (A)	19,561	225,734
F5, Inc. (A)	5,001	948,140

251

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Harmonic, Inc. (A)	17,179	$230,886
Infinera Corp. (A)	31,075	187,382
Juniper Networks, Inc.	28,811	1,067,736
Lumentum Holdings, Inc. (A)	13,037	617,302
Motorola Solutions, Inc.	14,640	5,196,907
NETGEAR, Inc. (A)	4,925	77,667
NetScout Systems, Inc. (A)	10,897	237,990
Nokia OYJ	717,366	2,545,282
Ribbon Communications, Inc. (A)	15,346	49,107
Telefonaktiebolaget LM Ericsson, B Shares (B)	393,904	2,118,477
Viavi Solutions, Inc. (A)	34,637	314,850
		40,270,428
Electronic equipment, instruments and components – 1.1%
908 Devices, Inc. (A)	3,561	26,886
Advanced Energy Industries, Inc.	5,775	588,935
Amphenol Corp., Class A	52,940	6,106,629
Arlo Technologies, Inc. (A)	14,121	178,631
Arrow Electronics, Inc. (A)	10,408	1,347,420
Avnet, Inc.	17,479	866,609
Azbil Corp.	16,181	447,661
Badger Meter, Inc.	4,549	736,074
Bel Fuse, Inc., Class B	1,604	96,737
Belden, Inc.	14,693	1,360,719
Benchmark Electronics, Inc.	5,683	170,547
CDW Corp.	11,797	3,017,437
Climb Global Solutions, Inc.	759	53,798
Cognex Corp.	33,296	1,412,416
Coherent Corp. (A)	25,547	1,548,659
Corning, Inc.	67,045	2,209,803
Crane NXT Company	9,338	578,022
CTS Corp.	4,800	224,592
Daktronics, Inc. (A)	5,534	55,119
ePlus, Inc. (A)	4,083	320,679
Evolv Technologies Holdings, Inc. (A)	18,614	82,832
Fabrinet (A)	5,700	1,077,414
FARO Technologies, Inc. (A)	2,914	62,680
Halma PLC	51,070	1,524,969
Hamamatsu Photonics KK	18,874	665,428
Hexagon AB, B Shares	279,281	3,301,361
Hirose Electric Company, Ltd.	3,901	400,867
Ibiden Company, Ltd.	15,158	678,878
Insight Enterprises, Inc. (A)	4,370	810,722
IPG Photonics Corp. (A)	5,718	518,565
Iteris, Inc. (A)	6,859	33,883
Itron, Inc. (A)	7,047	651,988
Jabil, Inc.	11,047	1,479,746
Keyence Corp.	26,173	12,151,099
Keysight Technologies, Inc. (A)	15,405	2,409,034
Kimball Electronics, Inc. (A)	3,965	85,842
Knowles Corp. (A)	14,014	225,625
Kyocera Corp.	172,709	2,316,217
Lightwave Logic, Inc. (A)(B)	19,018	89,004
Littelfuse, Inc.	4,817	1,167,400
Luna Innovations, Inc. (A)	5,655	18,124
Methode Electronics, Inc.	5,469	66,612
MicroVision, Inc. (A)(B)	29,092	53,529
Mirion Technologies, Inc. (A)	30,910	351,447
Murata Manufacturing Company, Ltd.	231,817	4,335,534
Napco Security Technologies, Inc.	5,209	209,193
nLight, Inc. (A)	7,357	95,641
Novanta, Inc. (A)	12,456	2,176,935
Omron Corp.	23,582	844,401
OSI Systems, Inc. (A)	2,484	354,765
PAR Technology Corp. (A)	4,090	185,522
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
PC Connection, Inc.	1,792	$118,147
Plexus Corp. (A)	4,241	402,132
Richardson Electronics, Ltd.	2,230	20,538
Rogers Corp. (A)	2,676	317,614
Sanmina Corp. (A)	8,722	542,334
ScanSource, Inc. (A)	3,835	168,893
Shimadzu Corp.	31,862	887,488
SmartRent, Inc. (A)	28,446	76,235
TD SYNNEX Corp.	11,033	1,247,832
TDK Corp.	52,296	2,568,150
TE Connectivity, Ltd.	27,213	3,952,416
Teledyne Technologies, Inc. (A)	4,082	1,752,484
Trimble, Inc. (A)	22,477	1,446,620
TTM Technologies, Inc. (A)	15,945	249,539
Vishay Intertechnology, Inc.	44,178	1,001,957
Vishay Precision Group, Inc. (A)	2,107	74,440
Vontier Corp.	29,850	1,353,996
Vuzix Corp. (A)(B)	10,698	12,945
Yokogawa Electric Corp.	30,715	707,347
Zebra Technologies Corp., Class A (A)	4,640	1,398,682
		78,072,419
IT services – 0.9%
Accenture PLC, Class A	55,269	19,156,788
Akamai Technologies, Inc. (A)	12,931	1,406,376
Applied Digital Corp. (A)(B)	13,070	55,940
Bechtle AG	11,018	582,348
BigBear.ai Holdings, Inc. (A)(B)	7,554	15,486
BigCommerce Holdings, Inc., Series 1 (A)	10,443	71,952
Brightcove, Inc. (A)	8,668	16,816
Capgemini SE	20,897	4,808,622
Cognizant Technology Solutions Corp., Class A	43,916	3,218,604
Couchbase, Inc. (A)	5,606	147,494
DigitalOcean Holdings, Inc. (A)	9,808	374,469
EPAM Systems, Inc. (A)	4,961	1,370,030
Fastly, Inc., Class A (A)	18,701	242,552
Fujitsu, Ltd.	236,810	3,789,907
Gartner, Inc. (A)	6,872	3,275,676
GoDaddy, Inc., Class A (A)	27,239	3,232,725
Grid Dynamics Holdings, Inc. (A)	8,742	107,439
IBM Corp.	80,639	15,398,823
Information Services Group, Inc.	6,685	27,007
Kyndryl Holdings, Inc. (A)	44,507	968,472
NEC Corp.	33,033	2,411,585
Nomura Research Institute, Ltd.	51,951	1,467,550
NTT Data Group Corp.	84,896	1,349,672
Obic Company, Ltd.	9,379	1,416,708
Otsuka Corp.	30,672	650,812
Perficient, Inc. (A)	5,305	298,618
Rackspace Technology, Inc. (A)	10,538	16,650
SCSK Corp.	21,038	391,049
Squarespace, Inc., Class A (A)	7,751	282,446
The Hackett Group, Inc.	3,814	92,680
Thoughtworks Holding, Inc. (A)	14,490	36,660
TIS, Inc.	29,595	634,985
Tucows, Inc., Class A (A)	1,735	32,202
Unisys Corp. (A)	10,427	51,197
VeriSign, Inc. (A)	7,627	1,445,393
Wix.com, Ltd. (A)	7,304	1,004,154
		69,849,887
Semiconductors and semiconductor equipment – 7.1%
ACM Research, Inc., Class A (A)	7,483	218,055
Advanced Micro Devices, Inc. (A)	142,370	25,696,361

252

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Advantest Corp.	103,060	$4,578,220
Aehr Test Systems (A)(B)	4,296	53,270
Allegro MicroSystems, Inc. (A)	13,821	372,614
Alpha & Omega Semiconductor, Ltd. (A)	3,797	83,686
Ambarella, Inc. (A)	5,861	297,563
Amkor Technology, Inc.	37,363	1,204,583
Analog Devices, Inc.	43,709	8,645,203
Applied Materials, Inc.	73,397	15,136,663
ASM International NV	6,317	3,868,545
ASML Holding NV	54,229	52,572,900
Atomera, Inc. (A)(B)	4,103	25,274
Axcelis Technologies, Inc. (A)	5,027	560,611
BE Semiconductor Industries NV	10,370	1,588,461
Broadcom, Inc.	38,774	51,391,447
CEVA, Inc. (A)	3,609	81,960
Cirrus Logic, Inc. (A)	10,432	965,586
Cohu, Inc. (A)	7,187	239,543
Credo Technology Group Holding, Ltd. (A)	18,225	386,188
Diodes, Inc. (A)	6,975	491,738
Disco Corp.	12,390	4,528,958
Enphase Energy, Inc. (A)	11,692	1,414,498
First Solar, Inc. (A)	9,171	1,548,065
FormFactor, Inc. (A)	12,007	547,879
Ichor Holdings, Ltd. (A)	4,434	171,241
Impinj, Inc. (A)	3,628	465,871
Indie Semiconductor, Inc., Class A (A)	23,440	165,955
Infineon Technologies AG	175,669	5,973,717
Intel Corp.	372,532	16,454,738
inTEST Corp. (A)	1,886	24,990
KLA Corp.	11,930	8,333,940
Kulicke & Soffa Industries, Inc.	8,557	430,503
Lam Research Corp.	11,565	11,236,207
Lasertec Corp.	10,147	2,892,201
Lattice Semiconductor Corp. (A)	26,698	2,088,585
MACOM Technology Solutions Holdings, Inc. (A)	18,979	1,815,152
Maxeon Solar Technologies, Ltd. (A)	4,870	16,217
MaxLinear, Inc. (A)	11,878	221,762
Microchip Technology, Inc.	47,603	4,270,465
Micron Technology, Inc.	97,272	11,467,396
MKS Instruments, Inc.	12,159	1,617,147
Monolithic Power Systems, Inc.	4,221	2,859,390
Navitas Semiconductor Corp. (A)	17,022	81,195
NVE Corp.	729	65,741
NVIDIA Corp.	217,636	196,647,184
NXP Semiconductors NV	22,708	5,626,361
ON Semiconductor Corp. (A)	37,645	2,768,790
Onto Innovation, Inc. (A)	17,082	3,093,209
PDF Solutions, Inc. (A)	4,812	162,020
Photronics, Inc. (A)	9,424	266,888
Power Integrations, Inc.	19,749	1,413,041
Qorvo, Inc. (A)	8,795	1,009,930
Qualcomm, Inc.	98,333	16,647,777
Rambus, Inc. (A)	37,650	2,327,147
Renesas Electronics Corp.	197,584	3,521,077
Rohm Company, Ltd.	44,337	711,112
SCREEN Holdings Company, Ltd.	10,932	1,417,387
Semtech Corp. (A)	9,992	274,680
Silicon Laboratories, Inc. (A)	11,089	1,593,711
SiTime Corp. (A)	2,696	251,348
SkyWater Technology, Inc. (A)	2,864	29,127
Skyworks Solutions, Inc.	14,401	1,559,916
SMART Global Holdings, Inc. (A)	7,824	205,928
STMicroelectronics NV	91,937	3,956,810
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
SUMCO Corp.	47,102	$744,718
Synaptics, Inc. (A)	13,702	1,336,767
Teradyne, Inc.	13,089	1,476,832
Texas Instruments, Inc.	80,140	13,961,189
Tokyo Electron, Ltd.	63,443	16,523,669
Transphorm, Inc. (A)	3,394	16,665
Ultra Clean Holdings, Inc. (A)	6,908	317,354
Universal Display Corp.	8,427	1,419,528
Veeco Instruments, Inc. (A)	7,889	277,456
Wolfspeed, Inc. (A)	24,333	717,824
		527,425,729
Software – 6.7%
8x8, Inc. (A)	18,677	50,428
A10 Networks, Inc.	11,242	153,903
ACI Worldwide, Inc. (A)	16,735	555,769
Adeia, Inc.	16,745	182,855
Adobe, Inc. (A)	39,824	20,095,190
Agilysys, Inc. (A)	3,101	261,290
Alarm.com Holdings, Inc. (A)	7,379	534,756
Alkami Technology, Inc. (A)	6,246	153,464
Altair Engineering, Inc., Class A (A)	8,412	724,694
American Software, Inc., Class A	5,503	63,009
Amplitude, Inc., Class A (A)	10,623	115,578
ANSYS, Inc. (A)	7,610	2,641,888
Appfolio, Inc., Class A (A)	7,140	1,761,724
Appian Corp., Class A (A)	6,324	252,644
Asana, Inc., Class A (A)	12,423	192,432
Aspen Technology, Inc. (A)	5,408	1,153,418
Aurora Innovation, Inc. (A)	55,904	157,649
Autodesk, Inc. (A)	18,833	4,904,490
AvePoint, Inc. (A)	23,341	184,861
Bit Digital, Inc. (A)(B)	13,777	39,540
Blackbaud, Inc. (A)	14,861	1,101,795
Blackline, Inc. (A)	8,745	564,752
Box, Inc., Class A (A)	21,691	614,289
Braze, Inc., Class A (A)	8,095	358,609
c3.ai, Inc., Class A (A)(B)	12,630	341,894
Cadence Design Systems, Inc. (A)	23,973	7,462,315
Cerence, Inc. (A)	6,234	98,186
Check Point Software Technologies, Ltd. (A)	12,590	2,064,886
Cipher Mining, Inc. (A)(B)	6,708	34,546
CleanSpark, Inc. (A)	29,758	631,167
Clear Secure, Inc., Class A	12,580	267,577
CommVault Systems, Inc. (A)	15,186	1,540,316
Consensus Cloud Solutions, Inc. (A)	3,222	51,101
CS Disco, Inc. (A)	4,304	34,992
CyberArk Software, Ltd. (A)	5,618	1,492,309
Dassault Systemes SE	89,888	3,979,085
Digimarc Corp. (A)	2,196	59,687
Digital Turbine, Inc. (A)	15,613	40,906
Dolby Laboratories, Inc., Class A	11,507	963,941
Domo, Inc., Class B (A)	5,270	47,008
Dropbox, Inc., Class A (A)	49,551	1,204,089
Dynatrace, Inc. (A)	46,375	2,153,655
E2open Parent Holdings, Inc. (A)	27,237	120,932
Ebix, Inc. (A)	4,420	4,420
eGain Corp. (A)	4,177	26,942
Enfusion, Inc., Class A (A)	6,220	57,535
Envestnet, Inc. (A)	7,735	447,934
Everbridge, Inc. (A)	6,291	219,116
EverCommerce, Inc. (A)	4,179	39,366
Expensify, Inc., Class A (A)	9,685	17,820
Fair Isaac Corp. (A)	2,172	2,714,153
Fortinet, Inc. (A)	56,140	3,834,923

253

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Freshworks, Inc., Class A (A)	25,087	$456,834
Gen Digital, Inc.	50,943	1,141,123
Instructure Holdings, Inc. (A)	3,095	66,171
Intapp, Inc. (A)	5,592	191,806
InterDigital, Inc.	4,063	432,547
Intuit, Inc.	24,668	16,034,200
Jamf Holding Corp. (A)	11,047	202,712
Kaltura, Inc. (A)	16,172	21,832
LiveRamp Holdings, Inc. (A)	10,231	352,970
Manhattan Associates, Inc. (A)	11,908	2,979,739
Marathon Digital Holdings, Inc. (A)	34,550	780,139
Matterport, Inc. (A)	41,708	94,260
MeridianLink, Inc. (A)	4,017	75,118
Microsoft Corp.	654,718	275,452,910
MicroStrategy, Inc., Class A (A)(B)	2,293	3,908,556
Mitek Systems, Inc. (A)	6,646	93,709
Model N, Inc. (A)	6,121	174,265
Monday.com, Ltd. (A)	3,896	879,990
N-able, Inc. (A)	10,982	143,535
Nemetschek SE	7,768	768,900
NextNav, Inc. (A)(B)	8,474	55,759
Nice, Ltd. (A)	8,519	2,216,993
Olo, Inc., Class A (A)	17,219	94,532
ON24, Inc.	4,667	33,322
OneSpan, Inc. (A)	6,720	78,154
Oracle Corp.	140,482	17,645,944
Oracle Corp. Japan	5,177	389,316
PagerDuty, Inc. (A)	13,960	316,613
Palo Alto Networks, Inc. (A)	27,781	7,893,416
PowerSchool Holdings, Inc., Class A (A)	8,681	184,818
Progress Software Corp.	6,656	354,831
PROS Holdings, Inc. (A)	6,910	251,040
PTC, Inc. (A)	10,737	2,028,649
Q2 Holdings, Inc. (A)	8,714	458,008
Qualys, Inc. (A)	12,841	2,142,778
Rapid7, Inc. (A)	9,386	460,289
Red Violet, Inc. (A)	1,787	34,936
Rimini Street, Inc. (A)	9,265	30,204
Riot Platforms, Inc. (A)	30,530	373,687
Roper Technologies, Inc.	9,417	5,281,430
Salesforce, Inc.	85,290	25,687,642
SAP SE	140,467	27,351,572
Sapiens International Corp. NV	4,790	154,046
SEMrush Holdings, Inc., Class A (A)(B)	4,770	63,250
ServiceNow, Inc. (A)	18,062	13,770,469
SolarWinds Corp. (A)	7,971	100,594
SoundHound AI, Inc., Class A (A)(B)	21,841	128,643
SoundThinking, Inc. (A)	1,657	26,313
Sprinklr, Inc., Class A (A)	16,733	205,314
Sprout Social, Inc., Class A (A)	7,360	439,466
SPS Commerce, Inc. (A)	5,644	1,043,576
Synopsys, Inc. (A)	13,441	7,681,532
Temenos AG	8,595	614,803
Tenable Holdings, Inc. (A)	17,712	875,504
Teradata Corp. (A)	18,917	731,520
TeraWulf, Inc. (A)(B)	22,218	58,433
The Sage Group PLC	137,196	2,192,672
Trend Micro, Inc.	18,002	914,263
Tyler Technologies, Inc. (A)	3,802	1,615,888
Varonis Systems, Inc. (A)	16,786	791,796
Verint Systems, Inc. (A)	9,645	319,732
Veritone, Inc. (A)(B)	4,471	23,517
Weave Communications, Inc. (A)	4,941	56,723
WiseTech Global, Ltd.	22,423	1,371,455
Workiva, Inc. (A)	7,662	649,738
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Xero, Ltd. (A)	19,376	$1,682,407
Xperi, Inc. (A)	7,175	86,531
Yext, Inc. (A)	17,345	104,590
Zeta Global Holdings Corp., Class A (A)	21,610	236,197
Zuora, Inc., Class A (A)	20,876	190,389
		500,514,438
Technology hardware, storage and peripherals – 3.5%
Apple, Inc.	1,278,997	219,322,406
Brother Industries, Ltd.	31,207	578,772
Canon, Inc.	134,561	4,009,253
Corsair Gaming, Inc. (A)	6,013	74,200
Eastman Kodak Company (A)	9,797	48,495
FUJIFILM Holdings Corp.	150,591	3,381,460
Hewlett Packard Enterprise Company	115,910	2,055,084
HP, Inc.	76,094	2,299,561
Immersion Corp. (A)	4,428	33,121
Intevac, Inc. (A)	4,469	17,161
IonQ, Inc. (A)(B)	24,996	249,710
Logitech International SA	22,122	1,982,336
NetApp, Inc.	18,125	1,902,581
Pure Storage, Inc., Class A (A)	57,449	2,986,774
Ricoh Company, Ltd.	73,790	655,616
Seagate Technology Holdings PLC	17,577	1,635,540
Seiko Epson Corp.	38,844	679,479
Super Micro Computer, Inc. (A)	11,868	11,987,036
Turtle Beach Corp. (A)	2,832	48,824
Western Digital Corp. (A)	28,074	1,915,770
Xerox Holdings Corp.	18,104	324,062
		256,187,241
		1,472,320,142
Materials – 4.2%
Chemicals – 2.0%
AdvanSix, Inc.	4,283	122,494
Air Liquide SA	70,557	14,679,281
Air Products & Chemicals, Inc.	19,595	4,747,281
Akzo Nobel NV	22,949	1,714,691
Albemarle Corp.	10,603	1,396,839
American Vanguard Corp.	4,649	60,205
Arcadium Lithium PLC (A)	357,654	1,541,489
Arkema SA	8,076	850,238
Asahi Kasei Corp.	168,753	1,237,513
Ashland, Inc.	9,689	943,418
Aspen Aerogels, Inc. (A)	7,942	139,779
Avient Corp.	31,600	1,371,440
Axalta Coating Systems, Ltd. (A)	42,569	1,463,948
Balchem Corp.	4,960	768,552
BASF SE	120,059	6,860,639
Cabot Corp.	19,165	1,767,013
Celanese Corp.	9,048	1,554,989
CF Industries Holdings, Inc.	16,360	1,361,316
Clariant AG (A)	29,023	392,680
Corteva, Inc.	61,883	3,568,793
Covestro AG (A)(C)	25,424	1,390,692
Croda International PLC	17,845	1,104,167
Danimer Scientific, Inc. (A)	12,809	13,962
Dow, Inc.	61,926	3,587,373
DSM-Firmenich AG	25,017	2,845,235
DuPont de Nemours, Inc.	37,820	2,899,659
Eastman Chemical Company	9,892	991,376
Ecolab, Inc.	22,362	5,163,386
Ecovyst, Inc. (A)	14,719	164,117
EMS-Chemie Holding AG	944	723,499
Evonik Industries AG	31,341	619,930
FMC Corp.	11,272	718,026

254

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Givaudan SA	1,242	$5,529,058
Hawkins, Inc.	3,025	232,320
HB Fuller Company	8,301	661,922
ICL Group, Ltd.	104,079	551,600
Ingevity Corp. (A)	5,716	272,653
Innospec, Inc.	3,882	500,545
International Flavors & Fragrances, Inc.	22,141	1,903,905
Intrepid Potash, Inc. (A)	1,648	34,377
JSR Corp. (A)	23,827	681,993
Koppers Holdings, Inc.	3,175	175,165
Kronos Worldwide, Inc.	3,503	41,335
Linde PLC	42,757	19,852,930
LSB Industries, Inc. (A)	8,291	72,795
LyondellBasell Industries NV, Class A	22,401	2,291,174
Mativ Holdings, Inc.	8,997	168,694
Minerals Technologies, Inc.	4,975	374,518
Mitsubishi Chemical Group Corp.	172,219	1,049,549
Mitsui Chemicals, Inc.	22,964	673,671
NewMarket Corp.	1,336	847,852
Nippon Paint Holdings Company, Ltd.	127,551	918,008
Nippon Sanso Holdings Corp.	23,303	731,148
Nissan Chemical Corp.	16,925	641,052
Nitto Denko Corp.	19,310	1,765,744
Novozymes A/S, B Shares	50,189	2,952,192
OCI NV	14,191	388,958
Olin Corp.	23,250	1,367,100
Orica, Ltd.	61,441	730,801
Orion SA	8,608	202,460
Perimeter Solutions SA (A)	24,159	179,260
PPG Industries, Inc.	20,742	3,005,516
PureCycle Technologies, Inc. (A)(B)	19,183	119,318
Quaker Chemical Corp.	2,146	440,467
Rayonier Advanced Materials, Inc. (A)	11,180	53,440
RPM International, Inc.	24,927	2,965,067
Sensient Technologies Corp.	6,580	455,270
Shin-Etsu Chemical Company, Ltd.	242,337	10,629,364
Sika AG	20,508	6,102,159
Stepan Company	3,331	299,923
Syensqo SA (A)	9,970	944,713
Symrise AG	17,862	2,138,275
The Chemours Company	28,711	753,951
The Mosaic Company	29,530	958,544
The Scotts Miracle-Gro Company	8,114	605,223
The Sherwin-Williams Company	20,753	7,208,139
Toray Industries, Inc.	186,540	895,739
Trinseo PLC	5,975	22,586
Tronox Holdings PLC	18,265	316,898
Umicore SA	28,173	607,398
Westlake Corp.	6,196	946,749
Yara International ASA	22,273	706,256
		152,731,794
Construction materials – 0.4%
CRH PLC	93,327	8,055,051
Eagle Materials, Inc.	6,663	1,810,670
Heidelberg Materials AG	17,532	1,929,946
Holcim, Ltd. (A)	70,112	6,351,918
James Hardie Industries PLC, CHESS Depositary Interest (A)	59,204	2,379,610
Knife River Corp. (A)	19,703	1,597,519
Martin Marietta Materials, Inc.	5,450	3,345,973
Summit Materials, Inc., Class A (A)	18,447	822,183
United States Lime & Minerals, Inc.	331	98,684
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Vulcan Materials Company	11,713	$3,196,712
		29,588,266
Containers and packaging – 0.3%
Amcor PLC	130,590	1,241,911
AptarGroup, Inc.	12,769	1,837,331
Avery Dennison Corp.	6,921	1,545,113
Ball Corp.	27,319	1,840,208
Berry Global Group, Inc.	22,418	1,355,841
Crown Holdings, Inc.	23,153	1,835,107
Graphic Packaging Holding Company	59,198	1,727,398
Greif, Inc., Class A	8,699	600,666
Greif, Inc., Class B	771	53,600
International Paper Company	31,263	1,219,882
Myers Industries, Inc.	5,682	131,652
O-I Glass, Inc. (A)	24,001	398,177
Packaging Corp. of America	7,684	1,458,270
Pactiv Evergreen, Inc.	6,223	89,113
Ranpak Holdings Corp. (A)	6,877	54,122
SIG Group AG (A)	41,137	912,183
Silgan Holdings, Inc.	15,655	760,207
Smurfit Kappa Group PLC	35,022	1,596,857
Sonoco Products Company	18,947	1,095,894
TriMas Corp.	6,871	183,662
Westrock Company	23,167	1,145,608
		21,082,802
Metals and mining – 1.4%
1911 Gold Corp. (A)	3,149	308
Alcoa Corp.	34,521	1,166,465
Alpha Metallurgical Resources, Inc.	1,788	592,132
Anglo American PLC	170,932	4,212,246
Antofagasta PLC	53,047	1,362,565
ArcelorMittal SA	68,832	1,891,993
Arch Resources, Inc.	2,789	448,443
ATI, Inc. (A)	19,944	1,020,534
BHP Group, Ltd.	681,835	19,714,541
BlueScope Steel, Ltd.	59,983	932,922
Boliden AB	36,791	1,021,598
Caledonia Mining Corp. PLC (B)	3,176	35,158
Carpenter Technology Corp.	7,582	541,506
Century Aluminum Company (A)	8,082	124,382
Cleveland-Cliffs, Inc. (A)	96,381	2,191,704
Coeur Mining, Inc. (A)	51,300	193,401
Commercial Metals Company	40,590	2,385,474
Compass Minerals International, Inc.	5,201	81,864
Constellium SE (A)	19,918	440,387
Contango ORE, Inc. (A)(B)	1,276	25,329
Dakota Gold Corp. (A)	11,106	26,321
Endeavour Mining PLC	24,701	501,237
Fortescue, Ltd.	227,795	3,812,156
Freeport-McMoRan, Inc.	126,287	5,938,015
Glencore PLC	1,395,028	7,655,294
Haynes International, Inc.	1,972	118,557
Hecla Mining Company	94,101	452,626
i-80 Gold Corp. (A)(B)	33,755	45,232
Ivanhoe Electric, Inc. (A)	10,463	102,537
JFE Holdings, Inc.	77,411	1,282,980
Kaiser Aluminum Corp.	2,459	219,736
Materion Corp.	3,134	412,905
Metallus, Inc. (A)	6,743	150,032
Mineral Resources, Ltd.	23,631	1,090,293
MP Materials Corp. (A)(B)	27,860	398,398
Newmont Corp.	101,501	3,637,796
Nippon Steel Corp. (B)	115,051	2,768,642
Norsk Hydro ASA	178,474	980,783
Northern Star Resources, Ltd.	154,590	1,458,643

255

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Novagold Resources, Inc. (A)	38,074	$114,222
Nucor Corp.	21,766	4,307,491
Olympic Steel, Inc.	1,478	104,761
Pan American Silver Corp., CVR (A)	54,671	24,493
Perpetua Resources Corp. (A)	6,884	28,637
Piedmont Lithium, Inc. (A)	2,906	38,708
Pilbara Minerals, Ltd.	384,578	959,694
Radius Recycling, Inc.	3,941	83,273
Ramaco Resources, Inc. (A)	3,729	62,796
Reliance, Inc.	11,116	3,714,745
Rio Tinto PLC	151,492	9,578,060
Rio Tinto, Ltd.	49,935	3,963,106
Royal Gold, Inc.	12,706	1,547,718
Ryerson Holding Corp.	4,425	148,238
South32, Ltd.	609,269	1,188,886
Steel Dynamics, Inc.	13,173	1,952,634
Sumitomo Metal Mining Company, Ltd.	33,254	992,975
SunCoke Energy, Inc.	13,546	152,663
Tredegar Corp.	4,147	27,038
U.S. Steel Corp.	43,274	1,764,714
voestalpine AG	15,612	437,965
Warrior Met Coal, Inc.	8,046	488,392
Worthington Steel, Inc. (A)	4,740	169,929
		101,286,273
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,411	105,433
Holmen AB, B Shares	10,254	417,132
Louisiana-Pacific Corp.	12,414	1,041,659
Mondi PLC	59,376	1,045,807
Resolute Forest Products, Inc. (A)(D)	7,217	10,248
Stora Enso OYJ, R Shares	78,261	1,088,301
Svenska Cellulosa AB SCA, B Shares (B)	81,521	1,253,303
Sylvamo Corp.	5,649	348,769
UPM-Kymmene OYJ	71,798	2,392,069
		7,702,721
		312,391,856
Real estate – 2.7%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	11,574	190,624
Alpine Income Property Trust, Inc.	1,643	25,105
American Assets Trust, Inc.	7,569	165,837
Armada Hoffler Properties, Inc.	10,414	108,306
Broadstone Net Lease, Inc.	28,952	453,678
Covivio SA	6,794	350,191
CTO Realty Growth, Inc.	3,189	54,054
Empire State Realty Trust, Inc., Class A	20,475	207,412
Essential Properties Realty Trust, Inc.	23,984	639,413
Gladstone Commercial Corp.	6,048	83,704
Global Net Lease, Inc.	29,594	229,945
KDX Realty Investment Corp.	557	592,031
Land Securities Group PLC	95,186	790,609
Mirvac Group	530,806	815,855
NexPoint Diversified Real Estate Trust	5,736	37,858
Nomura Real Estate Master Fund, Inc.	539	532,982
One Liberty Properties, Inc.	2,429	54,871
Stockland	321,119	1,014,695
The GPT Group	257,681	766,862
WP Carey, Inc.	42,296	2,387,186
		9,501,218
Health care REITs – 0.2%
CareTrust REIT, Inc.	15,204	370,521
Community Healthcare Trust, Inc.	4,612	122,449
Diversified Healthcare Trust	37,341	91,859
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Global Medical REIT, Inc.	9,629	$84,254
Healthcare Realty Trust, Inc.	73,668	1,042,402
Healthpeak Properties, Inc.	65,621	1,230,394
LTC Properties, Inc.	6,206	201,757
National Health Investors, Inc.	6,459	405,819
Omega Healthcare Investors, Inc.	47,443	1,502,520
Sabra Health Care REIT, Inc.	80,384	1,187,272
Universal Health Realty Income Trust	2,174	79,808
Ventas, Inc.	34,596	1,506,310
Welltower, Inc.	48,758	4,555,948
		12,381,313
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	33,052	541,392
Braemar Hotels & Resorts, Inc.	12,248	24,496
Chatham Lodging Trust	7,790	78,757
DiamondRock Hospitality Company	32,878	315,958
Host Hotels & Resorts, Inc.	63,738	1,318,102
Park Hotels & Resorts, Inc.	40,615	710,356
Pebblebrook Hotel Trust	18,344	282,681
RLJ Lodging Trust	23,798	281,292
Ryman Hospitality Properties, Inc.	8,981	1,038,293
Service Properties Trust	25,733	174,470
Summit Hotel Properties, Inc.	16,365	106,536
Sunstone Hotel Investors, Inc.	32,503	362,083
Xenia Hotels & Resorts, Inc.	16,993	255,065
		5,489,481
Industrial REITs – 0.4%
CapitaLand Ascendas REIT	502,360	1,030,479
EastGroup Properties, Inc.	9,226	1,658,558
First Industrial Realty Trust, Inc.	25,586	1,344,288
GLP J-REIT	629	527,101
Goodman Group	229,928	5,064,690
Innovative Industrial Properties, Inc.	4,301	445,326
LXP Industrial Trust	44,466	401,083
Mapletree Logistics Trust	469,090	507,180
Nippon Prologis REIT, Inc.	306	545,107
Plymouth Industrial REIT, Inc.	7,109	159,953
Prologis, Inc.	81,412	10,601,471
Rexford Industrial Realty, Inc.	40,763	2,050,379
Segro PLC	156,879	1,788,660
STAG Industrial, Inc.	35,120	1,350,013
Terreno Realty Corp.	12,751	846,666
Warehouses De Pauw CVA	23,614	673,348
		28,994,302
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	14,131	1,821,627
Boston Properties, Inc.	13,045	851,969
Brandywine Realty Trust	25,322	121,546
City Office REIT, Inc.	7,313	38,101
COPT Defense Properties	39,039	943,573
Cousins Properties, Inc.	29,356	705,718
Dexus	144,687	745,513
Douglas Emmett, Inc.	24,770	343,560
Easterly Government Properties, Inc.	14,556	167,540
Equity Commonwealth (A)	16,134	304,610
Gecina SA	6,188	632,068
Hudson Pacific Properties, Inc.	21,568	139,114
Japan Real Estate Investment Corp.	172	613,154
JBG SMITH Properties	15,771	253,125
Kilroy Realty Corp.	20,652	752,352
Nippon Building Fund, Inc.	206	824,023
Office Properties Income Trust	8,257	16,844
Orion Office REIT, Inc.	7,969	27,971
Paramount Group, Inc.	28,598	134,125

256

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Peakstone Realty Trust	5,579	$89,989
Piedmont Office Realty Trust, Inc., Class A	18,165	127,700
Postal Realty Trust, Inc., Class A	2,850	40,812
SL Green Realty Corp.	10,031	553,009
Vornado Realty Trust	30,922	889,626
		11,137,669
Real estate management and development – 0.5%
Anywhere Real Estate, Inc. (A)	16,747	103,496
Azrieli Group, Ltd.	5,709	411,938
CapitaLand Investment, Ltd.	349,953	694,430
CBRE Group, Inc., Class A (A)	26,160	2,543,798
City Developments, Ltd.	67,276	291,429
CK Asset Holdings, Ltd.	262,569	1,081,961
Compass, Inc., Class A (A)	45,100	162,360
CoStar Group, Inc. (A)	35,998	3,477,407
Cushman & Wakefield PLC (A)	25,804	269,910
Daito Trust Construction Company, Ltd.	7,880	898,971
Daiwa House Industry Company, Ltd.	79,827	2,376,082
DigitalBridge Group, Inc.	25,083	483,349
Douglas Elliman, Inc. (A)	13,400	21,172
ESR Group, Ltd. (C)	229,636	246,028
eXp World Holdings, Inc.	10,965	113,268
Fastighets AB Balder, B Shares (A)	87,702	644,210
Forestar Group, Inc. (A)	2,785	111,929
FRP Holdings, Inc. (A)	1,219	74,847
Hang Lung Properties, Ltd.	242,092	248,955
Henderson Land Development Company, Ltd.	195,374	557,921
Hongkong Land Holdings, Ltd.	148,420	455,722
Hulic Company, Ltd.	51,645	530,412
Jones Lang LaSalle, Inc. (A)	9,202	1,795,218
Kennedy-Wilson Holdings, Inc.	18,763	160,987
LEG Immobilien SE (A)	9,969	856,246
Marcus & Millichap, Inc.	3,732	127,522
Maui Land & Pineapple Company, Inc. (A)	1,399	30,302
Mitsubishi Estate Company, Ltd.	151,419	2,762,788
Mitsui Fudosan Company, Ltd.	359,175	3,872,432
Newmark Group, Inc., Class A	21,328	236,528
Nomura Real Estate Holdings, Inc.	14,786	417,724
Opendoor Technologies, Inc. (A)	86,339	261,607
RE/MAX Holdings, Inc., Class A	2,918	25,591
Redfin Corp. (A)	17,338	115,298
Sagax AB, Class B	27,436	723,770
Sino Land Company, Ltd.	516,489	536,953
Star Holdings (A)	2,608	33,695
Sumitomo Realty & Development Company, Ltd.	38,425	1,431,697
Sun Hung Kai Properties, Ltd.	194,903	1,882,701
Swire Pacific, Ltd., Class A	57,630	474,431
Swire Properties, Ltd.	157,399	331,077
Swiss Prime Site AG	10,321	973,550
Tejon Ranch Company (A)	3,628	55,907
The RMR Group, Inc., Class A	2,442	58,608
The St. Joe Company	5,357	310,545
The Wharf Holdings, Ltd.	143,887	473,014
Vonovia SE	98,626	2,914,573
Wharf Real Estate Investment Company, Ltd.	224,635	731,390
		37,393,749
Residential REITs – 0.2%
American Homes 4 Rent, Class A	61,519	2,262,669
Apartment Income REIT Corp.	27,947	907,439
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Apartment Investment and Management Company, Class A (A)	24,110	$197,461
AvalonBay Communities, Inc.	12,421	2,304,841
BRT Apartments Corp.	2,376	39,917
Camden Property Trust	9,647	949,265
Centerspace	2,326	132,908
Elme Communities	13,480	187,642
Equity LifeStyle Properties, Inc.	36,059	2,322,200
Equity Residential	30,015	1,894,247
Essex Property Trust, Inc.	5,799	1,419,653
Independence Realty Trust, Inc.	78,046	1,258,882
Invitation Homes, Inc.	49,806	1,773,592
Mid-America Apartment Communities, Inc.	10,543	1,387,248
NexPoint Residential Trust, Inc.	3,531	113,663
UDR, Inc.	27,342	1,022,864
UMH Properties, Inc.	9,929	161,247
Veris Residential, Inc.	12,286	186,870
		18,522,608
Retail REITs – 0.4%
Acadia Realty Trust	14,455	245,880
Agree Realty Corp.	19,405	1,108,414
Alexander's, Inc.	334	72,525
Brixmor Property Group, Inc.	58,139	1,363,360
CapitaLand Integrated Commercial Trust	716,489	1,050,559
CBL & Associates Properties, Inc.	3,831	87,768
Federal Realty Investment Trust	6,637	677,770
Getty Realty Corp.	7,319	200,175
InvenTrust Properties Corp.	10,701	275,123
Japan Metropolitan Fund Investment Corp.	940	585,706
Kimco Realty Corp.	60,085	1,178,267
Kite Realty Group Trust	76,007	1,647,832
Klepierre SA	28,941	749,153
Link REIT	346,765	1,493,313
Mapletree Pan Asia Commercial Trust	317,797	301,214
NETSTREIT Corp.	10,603	194,777
NNN REIT, Inc.	35,293	1,508,423
Phillips Edison & Company, Inc.	18,185	652,296
Realty Income Corp.	73,110	3,955,251
Regency Centers Corp.	14,843	898,892
Retail Opportunity Investments Corp.	19,048	244,195
Saul Centers, Inc.	2,060	79,289
Scentre Group	698,213	1,542,020
Simon Property Group, Inc.	28,673	4,487,038
SITE Centers Corp.	29,183	427,531
Tanger, Inc.	15,651	462,174
The Macerich Company	33,421	575,844
Unibail-Rodamco-Westfield (A)	15,898	1,278,935
Urban Edge Properties	17,446	301,292
Vicinity, Ltd.	520,526	722,508
Whitestone REIT	7,484	93,924
		28,461,448
Specialized REITs – 0.7%
American Tower Corp.	41,055	8,112,057
Crown Castle, Inc.	38,146	4,036,991
CubeSmart	43,493	1,966,753
Digital Realty Trust, Inc.	26,669	3,841,403
EPR Properties	14,570	618,497
Equinix, Inc.	8,268	6,823,828
Extra Space Storage, Inc.	18,572	2,730,084
Farmland Partners, Inc.	7,003	77,733
Four Corners Property Trust, Inc.	14,098	344,978
Gaming and Leisure Properties, Inc.	51,648	2,379,423
Gladstone Land Corp.	5,123	68,341

257

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Iron Mountain, Inc.	25,429	$2,039,660
Lamar Advertising Company, Class A	16,940	2,022,805
National Storage Affiliates Trust	14,941	585,090
Outfront Media, Inc.	22,759	382,124
PotlatchDeltic Corp.	27,586	1,297,094
Public Storage	13,930	4,040,536
Rayonier, Inc.	26,387	877,104
Safehold, Inc.	7,792	160,515
SBA Communications Corp.	9,401	2,037,197
Uniti Group, Inc.	37,081	218,778
VICI Properties, Inc.	90,792	2,704,694
Weyerhaeuser Company	63,748	2,289,191
		49,654,876
		201,536,664
Utilities – 2.5%
Electric utilities – 1.4%
Acciona SA	3,320	404,046
ALLETE, Inc.	20,083	1,197,750
Alliant Energy Corp.	23,056	1,162,022
American Electric Power Company, Inc.	46,364	3,991,940
BKW AG	2,841	436,563
Chubu Electric Power Company, Inc.	86,670	1,133,309
CK Infrastructure Holdings, Ltd.	84,739	496,305
CLP Holdings, Ltd.	220,904	1,761,984
Constellation Energy Corp.	28,149	5,203,343
Duke Energy Corp.	68,003	6,576,570
Edison International	33,535	2,371,931
EDP - Energias de Portugal SA	422,107	1,646,906
Elia Group SA/NV	3,956	427,030
Endesa SA	42,726	792,202
Enel SpA	1,094,073	7,222,518
Entergy Corp.	18,366	1,940,919
Evergy, Inc.	20,756	1,107,955
Eversource Energy	30,271	1,809,298
Exelon Corp.	87,721	3,295,678
FirstEnergy Corp.	44,655	1,724,576
Fortum OYJ	60,350	745,091
Genie Energy, Ltd., B Shares	3,123	47,095
Iberdrola SA	825,514	10,253,176
IDACORP, Inc.	9,790	909,393
Mercury NZ, Ltd.	93,567	386,972
MGE Energy, Inc.	5,792	455,946
NextEra Energy, Inc.	180,800	11,554,928
NRG Energy, Inc.	20,398	1,380,741
OGE Energy Corp.	38,740	1,328,782
Origin Energy, Ltd.	231,747	1,390,185
Orsted A/S (A)(C)	25,447	1,421,948
Otter Tail Corp.	6,406	553,478
PG&E Corp.	188,043	3,151,601
Pinnacle West Capital Corp.	10,246	765,684
PNM Resources, Inc.	29,927	1,126,452
Portland General Electric Company	35,243	1,480,206
Power Assets Holdings, Ltd.	186,346	1,091,727
PPL Corp.	66,600	1,833,498
Redeia Corp. SA	54,589	932,437
SSE PLC	147,016	3,064,987
Terna - Rete Elettrica Nazionale	189,261	1,564,376
The Kansai Electric Power Company, Inc.	94,706	1,351,341
The Southern Company	96,230	6,903,540
Tokyo Electric Power Company Holdings, Inc. (A)	205,364	1,248,229
Verbund AG	9,160	669,230
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Xcel Energy, Inc.	48,375	$2,600,156
		102,914,044
Gas utilities – 0.2%
APA Group	172,564	945,822
Atmos Energy Corp.	13,417	1,594,879
Brookfield Infrastructure Corp., Class A	18,535	668,001
Chesapeake Utilities Corp.	3,288	352,802
Enagas SA (B)	33,481	497,388
Hong Kong & China Gas Company, Ltd.	1,506,042	1,141,529
National Fuel Gas Company	17,820	957,290
New Jersey Resources Corp.	33,954	1,456,966
Northwest Natural Holding Company	5,589	208,023
ONE Gas, Inc.	19,228	1,240,783
Osaka Gas Company, Ltd.	50,447	1,134,855
RGC Resources, Inc.	1,236	25,017
Snam SpA	271,252	1,280,771
Southwest Gas Holdings, Inc.	21,141	1,609,464
Spire, Inc.	18,529	1,137,125
Tokyo Gas Company, Ltd.	49,723	1,130,343
UGI Corp.	40,531	994,631
		16,375,689
Independent power and renewable electricity producers – 0.2%
Altus Power, Inc. (A)	9,950	47,561
EDP Renovaveis SA	41,326	559,644
Meridian Energy, Ltd.	173,977	614,393
Montauk Renewables, Inc. (A)	10,745	44,699
Ormat Technologies, Inc.	18,594	1,230,737
RWE AG	85,052	2,890,678
Sunnova Energy International, Inc. (A)	16,533	101,347
The AES Corp.	60,502	1,084,801
Vistra Corp.	65,009	4,527,877
		11,101,737
Multi-utilities – 0.6%
Ameren Corp.	22,703	1,679,114
Avista Corp.	11,791	412,921
Black Hills Corp.	23,379	1,276,493
CenterPoint Energy, Inc.	54,306	1,547,178
Centrica PLC	726,061	1,170,452
CMS Energy Corp.	26,361	1,590,623
Consolidated Edison, Inc.	30,339	2,755,085
Dominion Energy, Inc.	73,741	3,627,320
DTE Energy Company	17,940	2,011,792
E.ON SE	302,011	4,204,571
Engie SA	245,689	4,117,095
National Grid PLC	500,366	6,741,930
NiSource, Inc.	37,338	1,032,769
Northwestern Energy Group, Inc.	21,287	1,084,147
Public Service Enterprise Group, Inc.	43,830	2,926,967
Sembcorp Industries, Ltd.	120,222	480,604
Sempra	55,613	3,994,682
Unitil Corp.	2,601	136,162
Veolia Environnement SA	92,698	3,015,634
WEC Energy Group, Inc.	27,555	2,262,817
		46,068,356
Water utilities – 0.1%
American States Water Company	5,681	410,395
American Water Works Company, Inc.	16,958	2,072,437
Artesian Resources Corp., Class A	1,552	57,595
Cadiz, Inc. (A)	7,937	23,017
California Water Service Group	8,965	416,693
Consolidated Water Company, Ltd.	2,341	68,615
Essential Utilities, Inc.	48,633	1,801,853
Global Water Resources, Inc.	1,763	22,637

258

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
Middlesex Water Company	2,710	$142,275
Pure Cycle Corp. (A)	4,085	38,808
Severn Trent PLC	36,209	1,129,839
SJW Group	4,884	276,386
The York Water Company	2,212	80,229
United Utilities Group PLC	91,724	1,191,828
		7,732,607
		184,192,433
TOTAL COMMON STOCKS (Cost $3,432,657,200)		$7,086,767,362
PREFERRED SECURITIES – 0.1%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	7,926	850,479
Dr. Ing. h.c. F. Porsche AG (C)	15,318	1,523,495
Porsche Automobil Holding SE	20,600	1,091,262
Volkswagen AG	27,738	3,678,724
		7,143,960
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	22,768	1,830,001
Health care – 0.0%
Life sciences tools and services – 0.0%
Sartorius AG	3,525	1,399,813
TOTAL PREFERRED SECURITIES (Cost $9,959,041)		$10,373,774
RIGHTS – 0.0%
Empire Petroleum Corp. (Expiration Date: 4-10-24; Strike Price: $5.00) (A)	2,136	0
TOTAL RIGHTS (Cost $0)		$0
WARRANTS – 0.0%
Cassava Sciences, Inc. (Expiration Date: 11-15-24; Strike Price: $33.00) (A)	2,617	10,547
Chord Energy Corp. (Expiration Date: 9-1-24; Strike Price: $116.37) (A)	917	32,590
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Chord Energy Corp. (Expiration Date: 9-1-25; Strike Price: $133.70) (A)	458	$11,780
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	3,936
TOTAL WARRANTS (Cost $15,655)		$58,853
SHORT-TERM INVESTMENTS – 4.8%
Short-term funds – 4.8%
John Hancock Collateral Trust, 5.2975% (E)(F)	35,547,032	355,377,901
TOTAL SHORT-TERM INVESTMENTS (Cost $355,476,767)		$355,377,901
Total Investments (Strategic Equity Allocation Trust) (Cost $3,798,108,663) – 100.4%		$7,452,577,890
Other assets and liabilities, net – (0.4%)		(27,738,249)
TOTAL NET ASSETS – 100.0%		$7,424,839,641
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $71,977,314.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 3-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $74,181,233.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	988	Long	Jun 2024	$116,634,317	$116,440,740	$(193,577)
Russell 2000 E-Mini Index Futures	172	Long	Jun 2024	18,139,586	18,454,740	315,154
S&P 500 E-Mini Index Futures	652	Long	Jun 2024	169,594,710	173,057,100	3,462,390
S&P Mid 400 E-Mini Index Futures	50	Long	Jun 2024	14,879,700	15,387,000	507,300
						$4,091,267

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
259

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.5%
U.S. Government – 9.7%
U.S. Treasury Bonds
2.000%, 02/15/2050		$4,548,000	$2,848,540
2.375%, 02/15/2042		2,250,000	1,673,525
2.750%, 11/15/2042		995,000	778,782
3.000%, 02/15/2049 to 08/15/2052		8,210,000	6,394,453
3.625%, 02/15/2053		3,295,000	2,893,422
U.S. Treasury Notes
1.500%, 01/31/2027		3,402,000	3,137,282
1.875%, 02/15/2032		1,509,000	1,274,516
2.625%, 05/31/2027		1,015,000	961,831
2.750%, 08/15/2032		4,865,000	4,363,487
2.875%, 05/15/2032		8,795,000	7,985,242
3.500%, 02/15/2033		6,495,000	6,151,222
			38,462,302
U.S. Government Agency – 4.8%
Federal Home Loan Mortgage Corp.
4.500%, 08/01/2052		823,927	785,515
5.000%, 08/01/2052 to 11/01/2052		2,667,194	2,631,161
5.500%, 11/01/2052 to 12/01/2053		8,900,428	8,937,680
Federal National Mortgage Association
4.500%, 09/01/2052		1,948,632	1,873,618
5.000%, 11/01/2052		736,321	725,934
5.500%, 10/01/2052 to 02/01/2054		3,987,143	3,994,524
			18,948,432
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $61,289,923)			$57,410,734
FOREIGN GOVERNMENT OBLIGATIONS – 23.5%
Australia – 1.8%
Commonwealth of Australia 1.000%, 12/21/2030	AUD	905,000	493,111
New South Wales Treasury Corp.
1.250%, 03/20/2025		1,370,000	868,310
1.500%, 02/20/2032		2,750,000	1,446,482
2.000%, 03/08/2033		765,000	406,193
Queensland Treasury Corp. 5.250%, 07/21/2036 (A)		2,145,000	1,456,727
South Australian Government Financing Authority 4.750%, 05/24/2038		870,000	551,581
Treasury Corp. of Victoria
2.250%, 11/20/2034		795,000	408,725
4.250%, 12/20/2032		1,385,000	884,142
4.750%, 09/15/2036		1,255,000	802,710
			7,317,981
Austria – 0.4%
Republic of Austria 2.900%, 02/20/2033 (A)	EUR	1,330,000	1,451,156
Brazil – 1.1%
Federative Republic of Brazil 10.000%, 01/01/2025 to 01/01/2027	BRL	22,125,000	4,511,049
Canada – 2.5%
CDP Financial, Inc. 4.200%, 12/02/2030	CAD	855,000	637,146
CPPIB Capital, Inc. 2.250%, 12/01/2031 (A)		635,000	414,467
Government of Canada
1.250%, 03/01/2025		2,310,000	1,655,106
1.500%, 09/01/2024		885,000	644,409
OMERS Finance Trust 4.750%, 03/26/2031 (A)		$465,000	465,110
Ontario Teachers' Finance Trust 2.000%, 04/16/2031 (A)		1,340,000	1,127,347
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of Alberta 0.625%, 04/18/2025	EUR	670,000	$701,611
Province of British Columbia 4.200%, 07/06/2033		$750,000	727,339
Province of Ontario
1.350%, 12/02/2030	CAD	2,750,000	1,725,564
3.450%, 06/02/2045		1,060,000	684,385
Province of Quebec
0.200%, 04/07/2025	EUR	465,000	484,933
4.500%, 09/08/2033		$824,000	815,425
			10,082,842
China – 0.2%
People's Republic of China 2.690%, 08/12/2026	CNY	4,220,000	592,040
Colombia – 0.2%
Republic of Colombia
3.250%, 04/22/2032		$290,000	225,598
4.500%, 03/15/2029		445,000	409,156
5.625%, 02/26/2044		235,000	185,917
			820,671
Finland – 0.6%
Kuntarahoitus OYJ 5.960%, (3 month NIBOR + 1.250%), 01/10/2025 (B)	NOK	7,000,000	650,727
Republic of Finland 3.000%, 09/15/2033 (A)	EUR	1,380,000	1,512,872
			2,163,599
Germany – 0.4%
Federal Republic of Germany 3.250%, 07/04/2042		435,000	521,012
Federal Republic of Germany, Zero Coupon 0.000%, 02/15/2031 to 05/15/2035		1,325,000	1,170,350
			1,691,362
India – 1.3%
Export-Import Bank of India 3.875%, 02/01/2028 (A)		$630,000	600,265
Republic of India
5.220%, 06/15/2025	INR	80,250,000	941,657
6.100%, 07/12/2031		33,840,000	382,510
6.450%, 10/07/2029		33,000,000	384,646
7.060%, 04/10/2028		45,750,000	547,123
7.100%, 04/18/2029		46,920,000	562,796
7.260%, 02/06/2033		60,230,000	730,124
7.270%, 04/08/2026		15,300,000	183,752
7.380%, 06/20/2027		62,940,000	759,645
			5,092,518
Indonesia – 3.3%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	917,309
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	222,589
2.150%, 07/18/2024 (A)		740,000	792,141
3.050%, 03/12/2051		$935,000	660,175
3.850%, 10/15/2030		405,000	377,691
5.125%, 04/15/2027	IDR	6,216,000,000	377,678
6.375%, 08/15/2028 to 04/15/2032		50,691,000,000	3,156,727
6.500%, 06/15/2025 to 02/15/2031		41,856,000,000	2,617,289
6.625%, 05/15/2033		10,391,000,000	653,515
7.500%, 06/15/2035 to 05/15/2038		10,834,000,000	721,784
8.125%, 05/15/2024		3,514,000,000	221,962
8.375%, 09/15/2026		12,897,000,000	847,868
8.750%, 05/15/2031		17,423,000,000	1,225,524

260

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia (continued)
Republic of Indonesia (continued)
9.000%, 03/15/2029	IDR	6,709,000,000	$466,026
			13,258,278
Ireland – 0.1%
Republic of Ireland 1.100%, 05/15/2029	EUR	315,000	315,959
Italy – 0.2%
Republic of Italy 1.250%, 02/17/2026		$1,032,000	957,190
Malaysia – 1.2%
Government of Malaysia
3.733%, 06/15/2028	MYR	3,780,000	803,050
3.828%, 07/05/2034		1,965,000	413,705
3.844%, 04/15/2033		6,033,000	1,274,092
3.882%, 03/14/2025		2,055,000	436,447
3.899%, 11/16/2027		3,370,000	721,120
3.900%, 11/30/2026		1,805,000	386,271
4.498%, 04/15/2030		3,215,000	706,502
			4,741,187
Mexico – 1.8%
Government of Mexico
5.000%, 03/06/2025	MXN	39,431,000	2,254,264
7.500%, 05/26/2033		46,370,000	2,482,550
7.750%, 05/29/2031		45,200,000	2,498,215
			7,235,029
Netherlands – 0.3%
BNG Bank NV 3.300%, 07/17/2028	AUD	1,775,000	1,110,226
New Zealand – 2.0%
Government of New Zealand
0.500%, 05/15/2026	NZD	1,360,000	745,963
2.750%, 04/15/2025		3,760,000	2,191,906
3.500%, 04/14/2033		4,015,000	2,213,340
4.250%, 05/15/2034		1,490,000	864,842
New Zealand Local Government Funding Agency
2.250%, 05/15/2031		220,000	109,644
3.000%, 05/15/2035		1,135,000	548,394
3.500%, 04/14/2033		1,316,000	693,410
4.700%, 08/01/2028	AUD	850,000	560,647
			7,928,146
Norway – 1.2%
Kingdom of Norway
1.250%, 09/17/2031 (A)	NOK	11,450,000	897,575
1.750%, 03/13/2025 to 02/17/2027 (A)		15,790,000	1,417,849
2.125%, 05/18/2032 (A)		15,585,000	1,290,412
Kommunalbanken AS
4.250%, 07/16/2025	AUD	1,070,000	695,843
5.250%, 07/15/2024		764,000	498,717
			4,800,396
Philippines – 1.7%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,446,171
2.625%, 08/12/2025	PHP	88,455,000	1,502,459
3.625%, 09/09/2025		32,845,000	564,322
6.125%, 08/22/2028		61,520,000	1,091,915
6.250%, 01/14/2036		43,000,000	722,134
6.750%, 09/15/2032		49,410,000	907,454
8.000%, 09/30/2035		17,600,000	356,917
			6,591,372
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Qatar – 0.2%
State of Qatar 4.817%, 03/14/2049 (A)		$710,000	$664,500
Singapore – 0.3%
Republic of Singapore
1.250%, 11/01/2026	SGD	200,000	140,726
3.375%, 09/01/2033		1,250,000	945,630
			1,086,356
South Korea – 2.0%
Republic of Korea
1.375%, 12/10/2029	KRW	2,029,580,000	1,354,463
2.125%, 06/10/2027		1,303,700,000	933,637
2.375%, 03/10/2027		4,490,430,000	3,247,987
3.125%, 09/10/2027		874,000,000	645,128
3.250%, 06/10/2033		1,308,000,000	967,397
4.250%, 12/10/2032		893,100,000	706,496
			7,855,108
United Arab Emirates – 0.1%
Government of Abu Dhabi 3.875%, 04/16/2050 (A)		$720,000	574,625
United Kingdom – 0.6%
Government of United Kingdom
0.250%, 01/31/2025	GBP	855,000	1,040,618
0.500%, 01/31/2029		300,000	323,347
3.250%, 01/31/2033		805,000	969,048
			2,333,013
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $97,812,313)			$93,174,603
CORPORATE BONDS – 43.8%
Communication services – 3.9%
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	494,339
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	188,456
5.125%, 07/01/2049		1,645,000	1,274,633
5.750%, 04/01/2048		790,000	665,263
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029 (A)		785,000	657,417
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	627,269
News Corp. 3.875%, 05/15/2029 (A)		1,890,000	1,728,315
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		1,660,000	1,451,119
T-Mobile USA, Inc.
2.625%, 02/15/2029		690,000	617,485
2.875%, 02/15/2031		400,000	347,379
3.375%, 04/15/2029		470,000	434,670
3.500%, 04/15/2031		950,000	857,923
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	609,234
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	577,774
5.500%, 05/15/2029 (A)		1,161,000	1,073,423
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	920,000	874,697
4.250%, 01/31/2031 (A)		$1,685,000	1,426,819
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,623,716
			15,529,931
Consumer discretionary – 5.7%
Carnival Corp. 5.750%, 03/01/2027 (A)		1,165,000	1,153,042

261

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Duke University 3.299%, 10/01/2046		$781,000	$608,907
Ford Motor Company 3.250%, 02/12/2032		2,130,000	1,771,746
Ford Motor Credit Company LLC
2.748%, 06/14/2024	GBP	316,000	396,171
2.900%, 02/16/2028		$360,000	325,460
3.625%, 06/17/2031		1,326,000	1,146,537
4.000%, 11/13/2030		255,000	227,677
4.125%, 08/17/2027		205,000	194,529
4.950%, 05/28/2027		758,000	739,589
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		485,000	417,586
4.875%, 01/15/2030		1,105,000	1,059,475
Hyatt Hotels Corp. 5.750%, 04/23/2030		1,104,000	1,132,037
Massachusetts Institute of Technology 2.989%, 07/01/2050		465,000	340,969
MGM Resorts International 4.750%, 10/15/2028		105,000	99,861
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		1,918,000	1,751,608
3.875%, 01/15/2028 (A)		970,000	911,620
4.000%, 10/15/2030 (A)		2,424,000	2,159,788
Premier Entertainment Sub LLC
5.625%, 09/01/2029 (A)		210,000	160,320
5.875%, 09/01/2031 (A)		503,000	367,724
President and Fellows of Harvard College 2.517%, 10/15/2050		1,020,000	672,007
Royal Caribbean Cruises, Ltd. 5.500%, 04/01/2028 (A)		1,235,000	1,220,679
Travel + Leisure Company
4.500%, 12/01/2029 (A)		895,000	822,982
6.625%, 07/31/2026 (A)		372,000	374,603
Yum! Brands, Inc.
3.625%, 03/15/2031		2,320,000	2,053,030
4.625%, 01/31/2032		875,000	807,466
4.750%, 01/15/2030 (A)		1,773,000	1,681,627
			22,597,040
Consumer staples – 2.9%
Becle SAB de CV 2.500%, 10/14/2031 (A)		795,000	632,828
Bimbo Bakeries USA, Inc. 5.375%, 01/09/2036 (A)		1,375,000	1,364,169
Darling Ingredients, Inc. 6.000%, 06/15/2030 (A)		1,485,000	1,471,640
JBS USA LUX SA
3.625%, 01/15/2032		1,070,000	915,530
5.750%, 04/01/2033		735,000	724,101
Kraft Heinz Foods Company
4.375%, 06/01/2046		1,445,000	1,220,367
6.875%, 01/26/2039		735,000	830,101
7.125%, 08/01/2039 (A)		975,000	1,118,810
MARB BondCo PLC 3.950%, 01/29/2031 (A)		1,205,000	993,716
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	205,819
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		515,000	463,238
5.500%, 12/15/2029 (A)		285,000	275,410
5.625%, 01/15/2028 (A)		1,445,000	1,419,591
			11,635,320
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy – 7.4%
Aker BP ASA 3.750%, 01/15/2030 (A)		$955,000	$872,681
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	361,064
5.250%, 06/15/2037		$73,000	69,831
5.400%, 06/15/2047		462,000	435,140
6.750%, 11/15/2039		2,341,000	2,579,351
Cheniere Energy Partners LP 4.000%, 03/01/2031		2,067,000	1,878,715
Civitas Resources, Inc. 8.750%, 07/01/2031 (A)		1,000,000	1,070,060
Columbia Pipelines Operating Company LLC 6.036%, 11/15/2033 (A)		240,000	248,651
Continental Resources, Inc.
2.875%, 04/01/2032 (A)		1,936,000	1,577,825
5.750%, 01/15/2031 (A)		1,690,000	1,679,933
Enbridge, Inc.
3.125%, 11/15/2029		1,200,000	1,095,445
8.500%, (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%), 01/15/2084		1,110,000	1,206,054
Energy Transfer LP 8.000%, (8.000% to 5-15-29, then 5 Year CMT + 4.020%), 05/15/2054		1,010,000	1,059,360
EQT Corp.
3.625%, 05/15/2031 (A)		1,860,000	1,637,004
5.750%, 02/01/2034		445,000	443,531
Kinder Morgan, Inc. 5.300%, 12/01/2034		230,000	226,132
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)		907,967	822,002
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		1,107,000	1,108,282
Occidental Petroleum Corp.
3.200%, 08/15/2026		154,000	145,913
6.125%, 01/01/2031		955,000	989,008
6.625%, 09/01/2030		1,340,000	1,419,998
7.500%, 05/01/2031		565,000	628,912
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038		1,810,000	1,909,762
Pertamina Persero PT
3.100%, 01/21/2030 (A)		255,000	227,233
3.650%, 07/30/2029 (A)		295,000	273,714
Petrorio Luxembourg Trading Sarl 6.125%, 06/09/2026 (A)		505,000	497,267
QatarEnergy
2.250%, 07/12/2031 (A)		935,000	782,604
3.300%, 07/12/2051 (A)		575,000	405,088
Southwestern Energy Company 5.700%, 01/23/2025		17,000	16,920
The Williams Companies, Inc. 3.500%, 11/15/2030		80,000	72,707
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030		1,705,000	1,610,187
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		80,000	72,397
Var Energi ASA 7.500%, 01/15/2028 (A)		680,000	719,220
Western Midstream Operating LP 4.050%, 02/01/2030		1,180,000	1,100,971
			29,242,962

262

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials – 6.6%
American International Group, Inc. 8.175%, (8.175% to 5-15-38, then 3 month LIBOR + 4.195%), 05/15/2068		$1,700,000	$1,893,184
Asian Development Bank 3.000%, 10/14/2026	AUD	565,000	358,220
Bank of Montreal 7.325%, (7.325% to 11-26-27, then 5 Year Canada Government Bond Yield + 4.098%), 11/26/2082	CAD	1,595,000	1,186,391
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	560,509
European Investment Bank 0.250%, 01/20/2032	EUR	1,380,000	1,236,095
Fidelity National Information Services, Inc. 1.000%, 12/03/2028		425,000	409,108
Inter-American Development Bank
2.700%, 01/29/2026	AUD	582,000	369,193
2.750%, 10/30/2025		500,000	318,448
4.600%, 03/01/2029	CAD	650,000	495,397
4.700%, 10/03/2030	AUD	1,055,000	697,565
International Bank for Reconstruction & Development
1.200%, 08/08/2034	EUR	1,940,000	1,793,222
1.250%, 03/16/2026	NOK	2,920,000	253,686
1.800%, 01/19/2027	CAD	625,000	433,451
1.900%, 01/16/2025		1,065,000	768,604
4.250%, 09/18/2030		505,000	380,688
5.000%, 06/22/2026	NZD	1,905,000	1,140,973
International Development Association 1.750%, 02/17/2027	NOK	2,750,000	236,857
International Finance Corp.
0.375%, 09/10/2025	NZD	1,805,000	1,007,568
4.600%, 10/19/2028	AUD	895,000	592,168
KfW 2.875%, 02/17/2027	NOK	2,280,000	203,097
MSCI, Inc.
3.250%, 08/15/2033 (A)		$390,000	321,295
3.625%, 09/01/2030 to 11/01/2031 (A)		2,874,000	2,524,421
3.875%, 02/15/2031 (A)		765,000	682,294
Nordea Eiendomskreditt AS 5.040%, (3 month NIBOR + 0.340%), 06/19/2024 (B)	NOK	8,000,000	736,637
Nordic Investment Bank
1.875%, 04/10/2024		3,920,000	360,850
3.000%, 08/23/2027		5,180,000	462,190
4.000%, 11/04/2026		2,000,000	183,067
Popular, Inc. 7.250%, 03/13/2028		$750,000	767,916
Royal Bank of Canada 4.200%, (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%), 02/24/2027 (C)	CAD	615,000	367,302
The Asian Infrastructure Investment Bank 0.200%, 12/15/2025	GBP	630,000	737,270
The Bank of Nova Scotia 8.625%, (8.625% to 10-27-27, then 5 Year CMT + 4.389%), 10/27/2082		$1,285,000	1,337,943
The Goldman Sachs Group, Inc.
0.250%, 01/26/2028	EUR	275,000	264,088
2.000%, 11/01/2028		513,000	521,507
The Toronto-Dominion Bank
2.667%, 09/09/2025	CAD	1,422,000	1,017,482
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Toronto-Dominion Bank (continued)
8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082		$1,215,000	$1,274,356
U.S. Bancorp 3.700%, (3.700% to 1-15-27, then 5 Year CMT + 2.541%), 01/15/2027 (C)		637,000	552,477
			26,445,519
Health care – 3.1%
Allergan Funding SCS 2.625%, 11/15/2028	EUR	300,000	300,636
Centene Corp.
2.500%, 03/01/2031		$905,000	744,383
3.000%, 10/15/2030		1,795,000	1,539,027
3.375%, 02/15/2030		1,765,000	1,561,904
4.625%, 12/15/2029		260,000	246,839
HCA, Inc.
3.500%, 09/01/2030		4,798,000	4,339,108
5.600%, 04/01/2034		1,560,000	1,570,799
Rede D'or Finance Sarl
4.500%, 01/22/2030 (A)		587,000	531,561
4.950%, 01/17/2028 (A)		310,000	296,600
Thermo Fisher Scientific, Inc. 0.500%, 03/01/2028	EUR	850,000	827,784
UnitedHealth Group, Inc. 0.550%, 05/15/2024		$395,000	392,674
			12,351,315
Industrials – 4.6%
AECOM 5.125%, 03/15/2027		1,460,000	1,434,234
Airbus SE 1.625%, 06/09/2030	EUR	255,000	252,617
American Airlines, Inc.
5.500%, 04/20/2026 (A)		$877,500	871,524
5.750%, 04/20/2029 (A)		790,000	776,535
DAE Funding LLC 3.375%, 03/20/2028 (A)		640,000	589,224
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 12/10/2029		369,222	332,170
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	530,069
4.750%, 10/20/2028 (A)		3,217,000	3,146,409
7.375%, 01/15/2026		165,000	170,162
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	573,050
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	233,873
Singapore Airlines, Ltd. 3.375%, 01/19/2029		$420,000	391,463
The Boeing Company
5.150%, 05/01/2030		2,425,000	2,346,204
5.805%, 05/01/2050		850,000	804,209
TransDigm, Inc. 7.125%, 12/01/2031 (A)		1,964,000	2,024,016
Uber Technologies, Inc. 8.000%, 11/01/2026 (A)		500,000	506,017
United Rentals North America, Inc.
3.875%, 02/15/2031		1,340,000	1,200,646
4.000%, 07/15/2030		870,000	791,755
4.875%, 01/15/2028		530,000	515,772
6.000%, 12/15/2029 (A)		670,000	674,439
			18,164,388

263

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 0.4%
CDW LLC 4.250%, 04/01/2028		$165,000	$157,931
Dell International LLC 8.350%, 07/15/2046		541,000	699,772
Gartner, Inc. 3.750%, 10/01/2030 (A)		690,000	617,646
			1,475,349
Materials – 3.9%
Ardagh Metal Packaging Finance USA LLC 3.250%, 09/01/2028 (A)		960,000	829,269
Ball Corp.
2.875%, 08/15/2030		2,670,000	2,278,177
6.875%, 03/15/2028		1,120,000	1,149,672
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	582,719
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (A)		570,000	490,128
5.875%, 01/31/2050 (A)		585,000	451,341
Cemex SAB de CV 3.875%, 07/11/2031 (A)		1,575,000	1,395,464
Cleveland-Cliffs, Inc.
4.875%, 03/01/2031 (A)		467,000	423,093
6.750%, 04/15/2030 (A)		1,880,000	1,885,467
Corp. Nacional del Cobre de Chile
4.875%, 11/04/2044 (A)		625,000	525,446
6.440%, 01/26/2036 (A)		602,000	619,717
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		140,000	133,772
4.625%, 08/01/2030		490,000	470,628
5.400%, 11/14/2034		495,000	488,994
5.450%, 03/15/2043		2,195,000	2,101,426
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,290,000	1,273,415
Sealed Air Corp. 5.000%, 04/15/2029 (A)		425,000	407,945
			15,506,673
Real estate – 2.3%
American Tower Corp. 0.500%, 01/15/2028	EUR	270,000	259,613
American Tower Trust I 5.490%, 03/15/2028 (A)		$730,000	736,095
Boston Properties LP 2.750%, 10/01/2026		134,000	124,819
Host Hotels & Resorts LP
3.375%, 12/15/2029		950,000	846,084
3.500%, 09/15/2030		240,000	213,414
SBA Communications Corp.
3.125%, 02/01/2029		1,305,000	1,151,670
3.875%, 02/15/2027		2,400,000	2,282,612
SBA Tower Trust 6.599%, 01/15/2028 (A)		950,000	973,224
VICI Properties LP
4.125%, 08/15/2030 (A)		895,000	813,829
4.625%, 12/01/2029 (A)		785,000	742,394
5.125%, 05/15/2032		925,000	884,760
			9,028,514
Utilities – 3.0%
Brazos Securitization LLC
5.014%, 03/01/2034 (A)		804,324	801,097
5.413%, 09/01/2052 (A)		1,060,000	1,107,440
DPL, Inc. 4.125%, 07/01/2025		1,330,000	1,300,121
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
E.ON SE 0.625%, 11/07/2031	EUR	580,000	$511,683
EDP Finance BV 1.875%, 09/21/2029		100,000	99,449
Emera, Inc. 6.750%, (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%), 06/15/2076		$1,615,000	1,595,013
FirstEnergy Corp.
4.150%, 07/15/2027		1,170,000	1,122,136
7.375%, 11/15/2031		1,355,000	1,595,340
Greenko Dutch BV 3.850%, 03/29/2026 (A)		568,875	534,344
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	424,625
Greenko Wind Projects Mauritius, Ltd. 5.500%, 04/06/2025 (A)		775,000	757,563
Israel Electric Corp., Ltd. 3.750%, 02/22/2032 (A)		490,000	413,057
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,387,266
The AES Corp. 3.950%, 07/15/2030 (A)		160,000	145,518
United Electric Securitization LLC 5.109%, 06/01/2033 (A)		159,085	157,380
			11,952,032
TOTAL CORPORATE BONDS (Cost $185,284,949)			$173,929,043
CONVERTIBLE BONDS – 2.8%
Communication services – 0.7%
Liberty Broadband Corp. 3.125%, 03/31/2053 (A)		2,135,000	2,020,351
Liberty Media Corp. 2.375%, 09/30/2053 (A)		530,000	616,125
			2,636,476
Consumer discretionary – 0.4%
Burlington Stores, Inc. 1.250%, 12/15/2027 (A)		730,000	929,290
Marriott Vacations Worldwide Corp. 3.250%, 12/15/2027		755,000	708,190
			1,637,480
Industrials – 1.1%
Air Canada 4.000%, 07/01/2025		665,000	735,786
American Airlines Group, Inc. 6.500%, 07/01/2025		1,395,000	1,616,805
Southwest Airlines Company 1.250%, 05/01/2025		1,100,000	1,113,200
Uber Technologies, Inc. 0.875%, 12/01/2028 (A)		901,000	1,114,537
			4,580,328
Utilities – 0.6%
American Water Capital Corp. 3.625%, 06/15/2026 (A)		1,005,000	981,383
CenterPoint Energy, Inc. 4.250%, 08/15/2026 (A)		1,310,000	1,297,555
			2,278,938
TOTAL CONVERTIBLE BONDS (Cost $11,404,766)			$11,133,222

264

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS – 2.3%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	$1,210,000	$775,014
Bowling Green City School District (Ohio) 4.125%, 10/01/2053	130,000	125,664
Chicago Park District (Illinois) 4.000%, 01/01/2038	100,000	100,171
City of Jersey Village (Texas) 4.000%, 03/15/2049 (D)	70,000	66,558
City of Norfolk (Virginia) 1.804%, 10/01/2031	410,000	337,857
City of San Antonio (Texas) 5.718%, 02/01/2041	240,000	248,862
City of Wilson (North Carolina) 4.000%, 10/01/2040	40,000	40,584
City of Wilson (North Carolina) 4.000%, 10/01/2044	45,000	44,659
Commonwealth of Massachusetts 2.900%, 09/01/2049	980,000	703,890
Dutchess County Local Development Corp. (New York) 4.000%, 07/01/2049	30,000	28,700
Louisiana Local Government Environmental Facilities & Community Development Authority 5.198%, 12/01/2039	730,000	740,266
Massachusetts Development Finance Agency 5.000%, 09/01/2059	340,000	353,417
Massachusetts Educational Financing Authority 5.950%, 07/01/2044	870,000	876,598
Massachusetts School Building Authority 2.950%, 05/15/2043	370,000	279,426
Massachusetts Water Resources Authority 3.124%, 08/01/2039	775,000	628,319
Metropolitan Washington Airports Authority Aviation Revenue 5.250%, 10/01/2053	125,000	133,872
New York State Dormitory Authority 4.000%, 03/15/2047	135,000	131,473
Rhode Island Health and Educational Building Corp. 5.000%, 05/15/2046	135,000	146,579
Rhode Island Health and Educational Building Corp. 5.000%, 05/15/2049	260,000	280,444
Scago Public Facilities Corporation for Georgetown County (South Carolina) 4.000%, 06/01/2043	15,000	14,868
South Carolina Public Service Authority 5.740%, 01/01/2030	245,000	250,310
State Board of Administration Finance Corp. (Florida) 2.154%, 07/01/2030	333,000	284,445
State of Texas 5.235%, 10/01/2043	940,000	950,484
Temple Independent School District (Texas) 4.000%, 02/01/2049 (D)	135,000	131,066
University of Nebraska Facilities Corp. 3.037%, 10/01/2049	335,000	251,654
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
University of Virginia 2.256%, 09/01/2050	$1,930,000	$1,179,902
Virginia Commonwealth University Health System Authority 4.000%, 07/01/2054 (D)	180,000	171,518
TOTAL MUNICIPAL BONDS (Cost $9,353,475)		$9,276,600
TERM LOANS (E) – 0.6%
Industrials – 0.6%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month CME Term SOFR + 4.750%) 10.329%, 04/20/2028	514,250	533,462
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month CME Term SOFR + 5.250%) 10.733%, 06/21/2027	703,083	723,135
United Airlines, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.750%) 8.076%, 02/15/2031	1,130,000	1,129,819
		2,386,416
TOTAL TERM LOANS (Cost $2,384,721)		$2,386,416
COLLATERALIZED MORTGAGE OBLIGATIONS – 6.3%
Commercial and residential – 3.2%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(F)	221,440	210,093
BOCA Commercial Mortgage Trust Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) 7.644%, 05/15/2039 (A)(B)	300,000	301,028
BX Commercial Mortgage Trust
Series 2021-CIP, Class A (1 month CME Term SOFR + 1.035%), 6.360%, 12/15/2038 (A)(B)	1,140,000	1,127,888
Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%), 6.140%, 09/15/2036 (A)(B)	735,000	729,548
Series 2024-XL5, Class A (1 month CME Term SOFR + 1.392%), 6.692%, 03/15/2041 (A)(B)	875,000	875,440
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/2027 (A)	595,000	596,934
Series 2022-GPA, Class A (1 month CME Term SOFR + 2.165%), 7.490%, 08/15/2039 (A)(B)	788,886	790,858
Series 2022-GPA, Class B (1 month CME Term SOFR + 2.664%), 7.989%, 08/15/2041 (A)(B)	476,308	477,499
Series 2024-BIO, Class D (1 month CME Term SOFR + 3.639%), 8.964%, 02/15/2041 (A)(B)	545,000	544,489
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A (1 month CME Term SOFR + 1.367%) 6.693%, 12/15/2037 (A)(B)	364,300	364,299
Citigroup Commercial Mortgage Trust Series 2023-SMRT, Class A 5.820%, 10/12/2040 (A)(F)	470,000	478,064
COLT Mortgage Loan Trust Series 2022-5, Class A1 4.550%, 04/25/2067 (A)(F)	319,017	318,804

265

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month CME Term SOFR + 1.027%), 6.353%, 05/15/2036 (A)(B)	$1,032,431	$1,032,434
Series 2019-NQM1, Class A1, 3.656%, 10/25/2059 (A)	57,787	56,077
GCAT Trust Series 2022-NQM4, Class A1 (5.269% to 8-1-26, then 6.269% thereafter) 5.269%, 08/25/2067 (A)	358,659	354,270
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2037 (A)	3,043,768	51,452
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	3,043,535	40,540
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	3,253,542	41,865
InTown Mortgage Trust Series 2022-STAY, Class B (1 month CME Term SOFR + 3.286%) 8.611%, 08/15/2039 (A)(B)	640,000	643,591
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%), 6.621%, 05/15/2039 (A)(B)	1,155,000	1,144,894
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%), 7.119%, 05/15/2039 (A)(B)	1,090,000	1,076,375
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.292%, 11/25/2034 (F)	63,090	62,967
SCOTT Trust Series 2023-SFS, Class AS 6.204%, 03/15/2040 (A)	300,000	295,086
Verus Securitization Trust
Series 2022-8, Class A3 (6.127% to 10-1-26, then 7.127% thereafter), 6.127%, 09/25/2067 (A)	266,943	264,443
Series 2022-INV1, Class A1 (5.041% to 8-1-26, then 6.041% thereafter), 5.041%, 08/25/2067 (A)	733,811	722,961
Series 2024-1, Class A1 (5.712% to 1-1-28, then 6.712% thereafter), 5.712%, 01/25/2069 (A)	211,217	209,929
		12,811,828
U.S. Government Agency – 3.1%
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (30 day Average SOFR + 2.000%), 7.320%, 04/25/2042 (A)(B)	493,790	500,175
Series 2022-DNA4, Class M1A (30 day Average SOFR + 2.200%), 7.520%, 05/25/2042 (A)(B)	588,372	598,659
Series 2022-DNA4, Class M1B (30 day Average SOFR + 3.350%), 8.670%, 05/25/2042 (A)(B)	1,165,000	1,217,012
Series 2022-DNA6, Class M1A (30 day Average SOFR + 2.150%), 7.470%, 09/25/2042 (A)(B)	562,204	569,243
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2022-DNA7, Class M1A (30 day Average SOFR + 2.500%), 7.820%, 03/25/2052 (A)(B)	$785,557	$801,114
Series 2022-HQA1, Class M1B (30 day Average SOFR + 3.500%), 8.820%, 03/25/2042 (A)(B)	365,000	380,513
Series 2022-HQA3, Class M1B (30 day Average SOFR + 3.550%), 8.870%, 08/25/2042 (A)(B)	540,000	566,453
Series 2024-HQA1, Class M2 (30 day Average SOFR + 2.000%), 7.319%, 03/25/2044 (A)(B)	1,405,000	1,405,434
Federal National Mortgage Association
Series 2021-R02, Class 2B2 (30 day Average SOFR + 6.200%), 11.520%, 11/25/2041 (A)(B)	285,000	300,199
Series 2022-R01, Class 1M1 (30 day Average SOFR + 1.000%), 6.320%, 12/25/2041 (A)(B)	171,449	171,449
Series 2022-R03, Class 1M1 (30 day Average SOFR + 2.100%), 7.420%, 03/25/2042 (A)(B)	281,118	285,150
Series 2022-R04, Class 1M1 (30 day Average SOFR + 2.000%), 7.320%, 03/25/2042 (A)(B)	153,162	154,957
Series 2022-R05, Class 2M2 (30 day Average SOFR + 3.000%), 8.320%, 04/25/2042 (A)(B)	1,420,000	1,464,263
Series 2022-R06, Class 1M1 (30 day Average SOFR + 2.750%), 8.070%, 05/25/2042 (A)(B)	290,745	298,377
Series 2022-R09, Class 2M1 (30 day Average SOFR + 2.500%), 7.821%, 09/25/2042 (A)(B)	548,415	557,440
Series 2023-R01, Class 1M1 (30 day Average SOFR + 2.400%), 7.721%, 12/25/2042 (A)(B)	435,549	447,256
Series 2023-R03, Class 2M2 (30 day Average SOFR + 3.900%), 9.220%, 04/25/2043 (A)(B)	695,000	741,455
Series 2023-R06, Class 1M2 (30 day Average SOFR + 2.700%), 8.020%, 07/25/2043 (A)(B)	450,000	465,685
Series 2024-R02, Class 1M1 (30 day Average SOFR + 1.100%), 6.420%, 02/25/2044 (A)(B)	1,349,459	1,349,877
		12,274,711
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $24,676,145)		$25,086,539
ASSET BACKED SECURITIES – 1.7%
DataBank Issuer Series 2023-1A, Class A2 5.116%, 02/25/2053 (A)	510,000	484,303
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	463,175	448,246
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	839,388	823,160

266

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	$509,647	$476,973
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	331,601	303,865
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	79,300	78,629
OCCU Auto Receivables Trust Series 2022-1A, Class A3 5.500%, 10/15/2027 (A)	605,000	604,142
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,689,375	1,663,970
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A2 5.169%, 04/01/2041	1,154,000	1,171,528
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (A)	720,000	716,638
TOTAL ASSET BACKED SECURITIES (Cost $6,847,071)		$6,771,454
PREFERRED SECURITIES – 0.7%
Financials – 0.1%
Affiliated Managers Group, Inc., 6.750%	18,675	476,586
First Horizon Corp., 4.700%	4,450	74,538
		551,124
Utilities – 0.6%
NextEra Energy, Inc., 6.926% (G)	57,100	2,222,903
TOTAL PREFERRED SECURITIES (Cost $3,254,544)		$2,774,027
SHORT-TERM INVESTMENTS – 3.3%
Short-term funds – 3.3%
John Hancock Collateral Trust, 5.2975% (H)(I)	1,315,035	13,146,931
TOTAL SHORT-TERM INVESTMENTS (Cost $13,150,609)		$13,146,931
Total Investments (Strategic Income Opportunities Trust) (Cost $415,458,516) – 99.5%		$395,089,569
Other assets and liabilities, net – 0.5%		1,801,174
TOTAL NET ASSETS – 100.0%		$396,890,743
Currency Abbreviations
Strategic Income Opportunities Trust (continued)
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $124,675,568 or 31.4% of the fund's net assets as of 3-31-24.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Security purchased or sold on a when-issued or delayed delivery basis.
(E)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $2,221,580.
(H)	The rate shown is the annualized seven-day yield as of 3-31-24.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,287,623.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
German Euro BUND Futures	21	Long	Jun 2024	$2,995,481	$3,021,852	$26,371
10-Year U.S. Treasury Note Futures	25	Short	Jun 2024	(2,750,742)	(2,769,922)	(19,180)
Euro-BTP Italian Government Bond Futures	28	Short	Jun 2024	(3,551,322)	(3,595,030)	(43,708)
						$(36,517)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
267

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,905	USD	1,894	UBS	4/3/2024	—	$(1)
AUD	2,077,119	USD	1,368,551	ANZ	6/20/2024	—	(12,028)
AUD	3,095,366	USD	2,022,048	CITI	6/20/2024	—	(528)
AUD	4,154,237	USD	2,740,417	JPM	6/20/2024	—	(27,371)
CAD	2,963,367	USD	2,187,318	CIBC	6/20/2024	$2,874	—
CAD	1,485,883	USD	1,093,659	MSCS	6/20/2024	4,541	—
EUR	340,750	JPY	55,711,708	CITI	6/20/2024	—	(3,717)
EUR	1,699,375	NOK	19,677,318	CITI	6/20/2024	23,292	—
EUR	5,098,125	NOK	59,288,653	JPM	6/20/2024	46,187	—
EUR	2,051,107	USD	2,240,321	CITI	6/20/2024	—	(20,499)
EUR	4,188,268	USD	4,568,689	RBC	6/20/2024	—	(35,911)
GBP	330,842	USD	422,325	CIBC	6/20/2024	—	(4,580)
GBP	1,650,000	USD	2,114,105	GSI	6/20/2024	—	(30,698)
GBP	1,666,875	USD	2,136,989	RBC	6/20/2024	—	(32,274)
GBP	1,675,558	USD	2,132,952	SSB	6/20/2024	—	(17,274)
GBP	1,650,000	USD	2,115,892	UBS	6/20/2024	—	(32,485)
JPY	55,099,101	EUR	340,750	MSCS	6/20/2024	—	(379)
JPY	247,889,516	USD	1,661,250	CIBC	6/20/2024	—	(3,829)
JPY	247,563,628	USD	1,661,250	GSI	6/20/2024	—	(6,008)
JPY	492,140,479	USD	3,322,500	MSCS	6/20/2024	—	(31,986)
MXN	11,556,723	USD	673,478	CIBC	6/20/2024	13,106	—
MXN	11,570,135	USD	673,478	RBC	6/20/2024	13,903	—
MXN	5,820,800	USD	340,000	SSB	6/20/2024	5,813	—
NOK	50,937,956	EUR	4,416,298	BARC	6/20/2024	—	(78,897)
NOK	19,636,108	EUR	1,699,375	HUS	6/20/2024	—	(27,095)
NOK	8,466,737	EUR	732,634	JPM	6/20/2024	—	(11,569)
NOK	31,274,429	EUR	2,716,923	MSCS	6/20/2024	—	(54,331)
NZD	2,087,122	USD	1,269,012	BARC	6/20/2024	—	(21,993)
NZD	1,700,000	USD	1,027,794	BNY	6/20/2024	—	(12,074)
NZD	3,106,309	USD	1,880,001	HUS	6/20/2024	—	(24,035)
NZD	2,087,122	USD	1,267,808	RBC	6/20/2024	—	(20,789)
NZD	1,700,000	USD	1,035,747	UBS	6/20/2024	—	(20,027)
SGD	4,686,664	USD	3,507,982	BARC	6/20/2024	—	(24,584)
SGD	5,952,861	USD	4,452,577	CIBC	6/20/2024	—	(28,069)
SGD	5,431,276	USD	4,068,158	GSI	6/20/2024	—	(31,322)
SGD	3,025,218	USD	2,260,088	HUS	6/20/2024	—	(11,572)
SGD	3,021,421	USD	2,260,088	JPM	6/20/2024	—	(14,394)
SGD	3,016,110	USD	2,260,088	MSCS	6/20/2024	—	(18,342)
SGD	3,015,717	USD	2,260,088	SSB	6/20/2024	—	(18,634)
USD	6,309,276	AUD	9,512,406	CIBC	6/20/2024	96,920	—
USD	3,768,012	AUD	5,745,847	CITI	6/20/2024	15,518	—
USD	2,004,637	AUD	3,078,132	UBS	6/20/2024	—	(5,628)
USD	1,119,393	BRL	5,625,510	GSI	6/20/2024	6,048	—
USD	3,633,631	CAD	4,937,105	BARC	6/20/2024	—	(15,329)
USD	5,103,692	CAD	6,866,698	CITI	6/20/2024	28,592	—
USD	47,905	CAD	65,000	HUS	6/20/2024	—	(136)
USD	16,916,051	EUR	15,409,186	SSB	6/20/2024	239,367	—
USD	2,008,930	GBP	1,595,360	CITI	6/20/2024	—	(5,485)
USD	10,816,517	GBP	8,451,423	MSCS	6/20/2024	145,149	—
USD	3,402,500	JPY	509,320,225	GSI	6/20/2024	—	(2,880)
USD	715,427	MXN	12,173,776	BARC	6/20/2024	—	(7,816)
USD	342,500	MXN	5,764,277	CIBC	6/20/2024	45	—
USD	4,241,092	MXN	72,271,596	JPM	6/20/2024	—	(52,558)
USD	2,067,988	MXN	35,002,946	MSCS	6/20/2024	—	(11,535)
USD	724,392	MXN	12,126,684	RBC	6/20/2024	3,947	—
USD	672,682	MXN	11,409,677	UBS	6/20/2024	—	(5,166)
USD	3,076,695	NOK	32,107,496	HUS	6/20/2024	113,744	—
USD	340,164	NZD	552,028	ANZ	6/20/2024	10,337	—
USD	2,096,650	NZD	3,400,000	CITI	6/20/2024	65,209	—
USD	2,050,547	NZD	3,400,000	HUS	6/20/2024	19,106	—
USD	5,059,308	NZD	8,406,750	MSCS	6/20/2024	36,421	—
USD	94,953	NZD	158,215	SSB	6/20/2024	423	—
USD	1,020,858	NZD	1,700,000	UBS	6/20/2024	5,138	—
USD	17,379,915	SGD	22,999,102	BARC	6/20/2024	285,662	—
USD	75,780	SGD	101,818	BNY	6/20/2024	103	—
USD	3,377,263	SGD	4,536,171	CIBC	6/20/2024	5,720	—
USD	8,889,358	SGD	11,884,641	CITI	6/20/2024	56,012	—
268

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	4,503,017	SGD	6,040,798	HUS	6/20/2024	$13,150	—
						$1,256,327	$(783,828)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SSB	State Street Bank and Trust Company
UBS	UBS AG
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 69.2%
U.S. Government – 42.2%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$4,091,562
2.000%, 11/15/2041 to 08/15/2051	19,000,000	12,345,782
2.250%, 08/15/2049	2,000,000	1,333,672
2.750%, 08/15/2047	3,000,000	2,245,078
2.875%, 05/15/2049	1,500,000	1,140,996
3.000%, 02/15/2047 to 08/15/2052	23,635,000	18,520,930
3.375%, 08/15/2042	8,000,000	6,910,000
3.625%, 02/15/2053 to 05/15/2053	10,000,000	8,783,594
3.875%, 02/15/2043 to 05/15/2043	9,000,000	8,312,304
4.000%, 11/15/2052	6,000,000	5,641,172
4.125%, 08/15/2053	1,725,000	1,657,887
4.250%, 05/15/2039 to 02/15/2054	8,810,000	8,721,950
4.375%, 05/15/2041	1,830,000	1,826,497
4.625%, 02/15/2040	5,000,000	5,180,469
4.750%, 02/15/2041 to 11/15/2053	3,410,000	3,598,378
U.S. Treasury Notes
0.250%, 07/31/2025 to 10/31/2025	16,000,000	14,940,938
0.375%, 07/31/2027	1,800,000	1,578,867
0.500%, 10/31/2027	12,000,000	10,478,906
0.625%, 03/31/2027	6,000,000	5,367,891
0.750%, 03/31/2026	4,000,000	3,706,250
0.875%, 09/30/2026	5,000,000	4,575,977
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.125%, 01/15/2025	$20,000,000	$19,387,109
1.375%, 08/31/2026 to 11/15/2031	6,000,000	5,235,352
1.500%, 01/31/2027	30,000,000	27,665,625
1.750%, 01/31/2029	29,000,000	25,866,640
2.125%, 05/31/2026	2,000,000	1,898,906
2.250%, 11/15/2027	20,595,000	19,156,568
2.375%, 05/15/2029	5,000,000	4,574,023
2.750%, 08/15/2032	5,000,000	4,484,570
2.875%, 05/15/2028 to 05/15/2032	11,800,000	10,974,414
3.000%, 10/31/2025	2,000,000	1,945,703
3.125%, 08/31/2027	4,000,000	3,842,500
3.500%, 04/30/2030	3,000,000	2,882,813
3.625%, 05/15/2026	4,000,000	3,920,625
3.750%, 12/31/2028	9,800,000	9,590,984
3.875%, 09/30/2029	10,000,000	9,824,219
4.000%, 01/31/2029 to 10/31/2029	19,245,000	19,023,684
4.125%, 09/30/2027 to 11/15/2032	25,000,000	24,808,789
4.250%, 05/31/2025 to 10/15/2025	14,000,000	13,884,766
4.375%, 11/30/2028	8,245,000	8,288,480
4.500%, 11/15/2025 to 11/15/2033	47,615,000	48,404,661
4.625%, 02/28/2026	2,000,000	1,998,359
		398,617,890

269

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency – 27.0%
Federal Home Loan Bank 5.500%, 07/15/2036	$1,690,000	$1,857,058
Federal Home Loan Mortgage Corp.
1.500%, 12/01/2036 to 03/01/2051	5,832,287	4,592,512
2.000%, 07/01/2035 to 05/01/2051	5,785,782	4,659,751
2.500%, 04/01/2031 to 04/01/2052	11,220,456	9,402,957
3.000%, 07/01/2032 to 03/01/2052	9,962,862	8,783,997
3.500%, 12/01/2025 to 07/01/2052	7,735,933	7,018,648
4.000%, 09/01/2040 to 09/01/2047	985,346	933,284
4.500%, 05/01/2024 to 07/01/2052	5,845,954	5,635,241
5.000%, 04/01/2024 to 07/01/2053	2,665,759	2,612,408
5.500%, 04/01/2027 to 07/01/2053	4,439,405	4,432,519
6.000%, 10/01/2036 to 02/01/2054	6,058,377	6,156,977
6.092%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.842%), 08/01/2037 (A)	240,257	245,550
6.250%, 07/15/2032	450,000	511,488
6.500%, 08/01/2037 to 09/01/2053	1,947,748	2,011,511
6.750%, 09/15/2029	1,200,000	1,338,426
7.000%, 04/01/2029 to 04/01/2032	6,806	7,051
7.500%, 09/01/2030 to 03/01/2032	3,665	3,871
8.000%, 02/01/2030	276	282
Federal National Mortgage Association
0.500%, 06/17/2025	3,000,000	2,845,051
1.500%, 11/01/2036 to 02/01/2051	6,196,262	5,178,369
2.000%, 02/01/2035 to 02/01/2052	58,671,594	47,884,320
2.125%, 04/24/2026	2,000,000	1,901,019
2.500%, 05/01/2028 to 02/01/2052	33,735,247	28,643,623
2.625%, 09/06/2024	1,000,000	988,670
3.000%, 01/01/2027 to 03/01/2052	15,761,755	14,019,010
3.500%, 12/01/2025 to 02/01/2052	9,878,789	9,037,957
4.000%, 02/01/2031 to 04/01/2053	13,700,165	12,856,342
4.500%, 08/01/2024 to 09/01/2052	3,264,366	3,142,196
5.000%, 12/01/2034 to 04/01/2053	5,430,204	5,336,947
5.495%, (1 Year CMT + 2.185%), 05/01/2036 (A)	36,802	37,435
5.500%, 01/01/2034 to 01/01/2054	3,106,125	3,108,944
5.561%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.583%), 09/01/2037 (A)	35,981	36,733
5.571%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.411%), 07/01/2034 (A)	34,655	34,866
5.710%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.335%), 01/01/2035 (A)	10,350	10,423
5.730%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.843%), 04/01/2037 (A)	57,071	58,676
6.000%, 07/01/2027 to 08/01/2038	154,737	160,088
6.175%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.925%), 10/01/2037 (A)	6,725	6,909
6.500%, 07/01/2031 to 04/01/2053	1,013,477	1,045,492
7.000%, 02/01/2031 to 10/01/2038	25,996	27,331
7.125%, 01/15/2030	209,000	238,950
7.250%, 05/15/2030	1,450,000	1,677,676
7.500%, 09/01/2030 to 08/01/2031	11,330	11,865
8.000%, 08/01/2030 to 09/01/2031	1,824	1,880
8.500%, 09/01/2030	171	180
Government National Mortgage Association
2.000%, 02/20/2051	10,859,715	8,900,830
2.500%, 08/20/2050 to 11/20/2051	12,852,992	10,968,048
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
3.000%, 08/15/2043 to 07/20/2051	$10,324,346	$9,185,579
3.500%, 04/15/2042 to 01/20/2052	8,512,702	7,824,781
4.000%, 11/15/2026 to 02/20/2053	4,392,118	4,154,094
4.500%, 08/15/2033 to 03/20/2053	4,986,600	4,805,325
5.000%, 08/15/2033 to 05/20/2053	3,879,819	3,821,556
5.500%, 11/15/2032 to 08/20/2053	3,197,650	3,199,474
6.000%, 07/15/2029 to 02/20/2054	2,504,355	2,530,080
6.500%, 05/15/2028 to 11/20/2052	1,300,007	1,323,525
7.000%, 08/15/2029 to 05/15/2032	13,015	13,283
7.500%, 09/15/2030 to 01/15/2031	3,962	4,097
		255,225,155
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $717,214,383)		$653,843,045
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,593,327
Canada – 0.1%
Province of British Columbia 6.500%, 01/15/2026	490,000	501,923
Italy – 0.1%
Republic of Italy 5.375%, 06/15/2033	1,000,000	985,377
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	796,519
Mexico – 0.3%
Government of Mexico
3.750%, 01/11/2028	2,000,000	1,898,883
6.050%, 01/11/2040	930,000	917,929
		2,816,812
Panama – 0.0%
Republic of Panama 6.700%, 01/26/2036	370,000	358,681
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	271,250
Turkey – 0.0%
Republic of Turkey 6.000%, 01/14/2041	400,000	328,552
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $8,132,196)		$7,652,441
CORPORATE BONDS – 25.7%
Communication services – 2.2%
Alphabet, Inc.
1.100%, 08/15/2030	300,000	245,661
2.050%, 08/15/2050	400,000	239,329
AT&T, Inc.
2.550%, 12/01/2033	665,000	532,648
3.800%, 12/01/2057	609,000	440,929
4.750%, 05/15/2046	900,000	805,994
4.850%, 07/15/2045	500,000	451,696
5.150%, 03/15/2042	50,000	47,517
5.400%, 02/15/2034	1,000,000	1,013,118
6.375%, 03/01/2041	360,000	384,344
7.625%, 04/15/2031	285,000	317,835
Baidu, Inc. 4.125%, 06/30/2025	250,000	245,540

270

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
British Telecommunications PLC 9.625%, 12/15/2030	$190,000	$233,060
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	491,623
5.050%, 03/30/2029	400,000	385,689
5.375%, 05/01/2047	500,000	402,883
Comcast Corp.
2.350%, 01/15/2027	455,000	425,613
2.887%, 11/01/2051	256,000	166,176
3.450%, 02/01/2050	500,000	365,637
3.999%, 11/01/2049	500,000	404,813
4.049%, 11/01/2052	1,000,000	804,548
4.600%, 10/15/2038	400,000	373,261
6.500%, 11/15/2035	52,000	57,671
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	172,588
Discovery Communications LLC
4.125%, 05/15/2029	900,000	843,647
5.300%, 05/15/2049	400,000	336,041
Fox Corp. 3.500%, 04/08/2030	600,000	548,800
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	224,322
Meta Platforms, Inc. 4.950%, 05/15/2033	700,000	708,534
Paramount Global 4.950%, 05/19/2050	470,000	334,117
Rogers Communications, Inc. 4.500%, 03/15/2042	700,000	607,958
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	118,302
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	257,493
Telefonica Europe BV 8.250%, 09/15/2030	350,000	399,977
The Walt Disney Company 2.650%, 01/13/2031	400,000	352,148
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033	525,000	585,946
T-Mobile USA, Inc.
3.000%, 02/15/2041	400,000	294,619
3.875%, 04/15/2030	600,000	562,069
4.500%, 04/15/2050	700,000	606,759
5.750%, 01/15/2054	700,000	724,865
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	486,255
4.125%, 06/01/2044	500,000	434,812
Verizon Communications, Inc.
1.680%, 10/30/2030	400,000	325,890
2.875%, 11/20/2050	500,000	326,582
4.016%, 12/03/2029	500,000	477,059
4.522%, 09/15/2048	1,260,000	1,118,881
Vodafone Group PLC
4.375%, 05/30/2028	400,000	394,174
5.250%, 05/30/2048	300,000	286,485
		20,363,908
Consumer discretionary – 1.7%
Amazon.com, Inc.
2.100%, 05/12/2031	400,000	339,218
2.500%, 06/03/2050	800,000	510,584
4.050%, 08/22/2047	600,000	522,795
4.700%, 12/01/2032	700,000	702,683
American Honda Finance Corp. 1.800%, 01/13/2031	600,000	496,593
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
AutoZone, Inc. 3.250%, 04/15/2025	$1,000,000	$977,180
Booking Holdings, Inc. 3.550%, 03/15/2028	300,000	286,143
Choice Hotels International, Inc. 3.700%, 01/15/2031	200,000	175,240
D.R. Horton, Inc. 1.400%, 10/15/2027	200,000	177,381
Expedia Group, Inc. 3.250%, 02/15/2030	300,000	270,053
Ford Motor Credit Company LLC 6.798%, 11/07/2028	1,420,000	1,482,160
General Motors Company 5.400%, 04/01/2048	300,000	275,117
General Motors Financial Company, Inc.
2.400%, 10/15/2028	300,000	265,503
3.100%, 01/12/2032	350,000	296,450
3.600%, 06/21/2030	420,000	379,136
5.250%, 03/01/2026	650,000	647,936
Lennar Corp. 4.750%, 11/29/2027	300,000	296,204
Lowe's Companies, Inc.
3.375%, 09/15/2025	460,000	448,161
3.750%, 04/01/2032	700,000	642,989
McDonald's Corp. 3.300%, 07/01/2025	1,000,000	977,641
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	973,245
Starbucks Corp. 3.550%, 08/15/2029	300,000	283,260
The Home Depot, Inc.
2.700%, 04/15/2030	700,000	623,517
3.350%, 09/15/2025	752,000	735,142
4.250%, 04/01/2046	390,000	337,845
5.875%, 12/16/2036	280,000	300,704
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	571,601
4.500%, 04/15/2050	600,000	555,255
Toll Brothers Finance Corp. 3.800%, 11/01/2029	200,000	186,480
Toyota Motor Credit Corp.
1.150%, 08/13/2027	500,000	444,055
1.900%, 09/12/2031	700,000	574,091
3.050%, 01/11/2028	300,000	283,264
Whirlpool Corp. 5.150%, 03/01/2043	300,000	267,119
		16,304,745
Consumer staples – 1.5%
Altria Group, Inc.
3.400%, 02/04/2041	400,000	293,436
4.500%, 05/02/2043	500,000	421,285
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	781,750
4.900%, 02/01/2046	500,000	475,155
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 06/01/2050	400,000	365,591
4.750%, 01/23/2029	500,000	499,854
BAT Capital Corp.
2.726%, 03/25/2031	600,000	504,483
3.215%, 09/06/2026	500,000	475,706
Constellation Brands, Inc. 4.500%, 05/09/2047	350,000	299,044
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	420,942

271

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Diageo Capital PLC 2.000%, 04/29/2030	$300,000	$255,282
General Mills, Inc. 2.875%, 04/15/2030	600,000	534,128
Kellanova 3.250%, 04/01/2026	400,000	385,769
Kenvue, Inc. 4.900%, 03/22/2033	500,000	499,578
Keurig Dr. Pepper, Inc. 4.597%, 05/25/2028	500,000	493,355
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	221,593
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	438,386
6.875%, 01/26/2039	40,000	45,176
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	257,008
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	477,887
4.000%, 03/05/2042	270,000	244,047
5.500%, 01/15/2040	280,000	296,511
Philip Morris International, Inc. 6.375%, 05/16/2038	300,000	328,358
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (B)	250,000	201,934
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,140,766
Target Corp. 3.900%, 11/15/2047	500,000	407,478
The Coca-Cola Company
2.125%, 09/06/2029	400,000	354,735
2.500%, 06/01/2040	400,000	290,627
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	527,712
The Kroger Company 3.500%, 02/01/2026	500,000	485,553
The Procter & Gamble Company 3.600%, 03/25/2050	600,000	495,100
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	386,818
Walmart, Inc.
3.250%, 07/08/2029	600,000	568,546
4.050%, 06/29/2048	500,000	434,428
		14,308,021
Energy – 1.7%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	288,329
Baker Hughes Holdings LLC
3.337%, 12/15/2027	500,000	472,951
4.486%, 05/01/2030	500,000	488,055
Boardwalk Pipelines LP 4.950%, 12/15/2024	400,000	397,689
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	786,280
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	301,798
Cenovus Energy, Inc. 4.250%, 04/15/2027	300,000	291,949
Chevron Corp. 2.954%, 05/16/2026	800,000	770,240
Devon Energy Corp.
5.000%, 06/15/2045	885,000	785,246
7.875%, 09/30/2031	170,000	194,985
Enbridge, Inc.
3.700%, 07/15/2027	400,000	384,489
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc. (continued)
4.500%, 06/10/2044	$400,000	$344,344
5.700%, 03/08/2033	700,000	716,908
Energy Transfer LP
5.500%, 06/01/2027	600,000	603,714
6.125%, 12/15/2045	350,000	351,801
6.500%, 02/01/2042	50,000	53,027
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	490,363
4.850%, 08/15/2042	280,000	262,767
6.875%, 03/01/2033	130,000	146,170
Exxon Mobil Corp.
2.995%, 08/16/2039	400,000	312,949
3.482%, 03/19/2030	700,000	659,789
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	699,113
6.375%, 03/01/2041	60,000	62,160
6.500%, 09/01/2039	180,000	187,480
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	357,820
MPLX LP 4.800%, 02/15/2029	400,000	395,126
ONEOK Partners LP 6.650%, 10/01/2036	268,000	287,800
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	286,413
Petroleos Mexicanos
6.625%, 06/15/2035	230,000	174,484
6.700%, 02/16/2032 (C)	173,000	143,874
Phillips 66 Company 3.750%, 03/01/2028	200,000	191,204
Plains All American Pipeline LP 4.900%, 02/15/2045	500,000	435,075
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	894,186
6.375%, 12/15/2038	90,000	101,832
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	233,521
Targa Resources Partners LP 4.000%, 01/15/2032	500,000	450,042
The Williams Companies, Inc.
3.500%, 11/15/2030	400,000	363,533
5.100%, 09/15/2045	400,000	370,079
Tosco Corp. 8.125%, 02/15/2030	383,000	442,686
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	416,435
Valero Energy Corp.
2.850%, 04/15/2025	600,000	582,757
7.500%, 04/15/2032	270,000	309,956
		16,489,419
Financials – 8.0%
American Express Company 4.420%, (4.420% to 8-3-32, then Overnight SOFR + 1.760%), 08/03/2033	1,000,000	952,975
American International Group, Inc. 6.250%, 05/01/2036	430,000	451,488
Ameriprise Financial, Inc. 5.150%, 05/15/2033	700,000	707,279
Arch Capital Finance LLC 4.011%, 12/15/2026	400,000	387,673
Ares Capital Corp. 3.875%, 01/15/2026	1,000,000	967,237

272

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander SA 1.722%, (1.722% to 9-14-26, then 1 Year CMT + 0.900%), 09/14/2027	$700,000	$638,474
Bank of America Corp.
3.366%, (3.366% to 1-23-25, then 3 month CME Term SOFR + 1.072%), 01/23/2026	1,200,000	1,177,987
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	1,312,000	1,230,840
3.970%, (3.970% to 3-5-28, then 3 month CME Term SOFR + 1.332%), 03/05/2029	500,000	477,944
3.974%, (3.974% to 2-7-29, then 3 month CME Term SOFR + 1.472%), 02/07/2030	2,000,000	1,895,286
4.443%, (4.443% to 1-20-47, then 3 month CME Term SOFR + 2.252%), 01/20/2048	500,000	438,812
4.450%, 03/03/2026	700,000	689,500
5.468%, (5.468% to 1-23-34, then Overnight SOFR + 1.650%), 01/23/2035	560,000	563,650
7.750%, 05/14/2038	480,000	582,344
Barclays PLC
4.375%, 01/12/2026	500,000	490,539
7.437%, (7.437% to 11-2-32, then 1 Year CMT + 3.500%), 11/02/2033	700,000	777,530
Berkshire Hathaway Finance Corp. 4.400%, 05/15/2042	600,000	562,107
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	484,104
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	1,958,044
5.268%, (5.268% to 5-10-32, then Overnight SOFR + 2.370%), 05/10/2033	480,000	471,335
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	289,795
Citigroup, Inc.
1.462%, (1.462% to 6-9-26, then Overnight SOFR + 0.770%), 06/09/2027	600,000	551,118
2.666%, (2.666% to 1-29-30, then Overnight SOFR + 1.146%), 01/29/2031	1,000,000	866,668
3.300%, 04/27/2025	600,000	587,017
4.281%, (4.281% to 4-24-47, then 3 month CME Term SOFR + 2.101%), 04/24/2048	500,000	428,012
4.450%, 09/29/2027	500,000	486,398
4.658%, (4.658% to 5-24-27, then Overnight SOFR + 1.887%), 05/24/2028	1,000,000	984,866
5.500%, 09/13/2025	400,000	399,817
Deutsche Bank AG 2.129%, (2.129% to 11-24-25, then Overnight SOFR + 1.870%), 11/24/2026	600,000	565,807
European Investment Bank
2.500%, 10/15/2024	1,500,000	1,477,678
4.875%, 02/15/2036	1,000,000	1,044,627
Fifth Third Bank NA 2.250%, 02/01/2027	500,000	462,395
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fiserv, Inc. 2.250%, 06/01/2027	$600,000	$551,173
Five Corners Funding Trust II 2.850%, 05/15/2030 (B)	800,000	701,184
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	772,345
Global Payments, Inc. 4.450%, 06/01/2028	400,000	386,731
HSBC Holdings PLC
2.848%, (2.848% to 6-4-30, then Overnight SOFR + 2.387%), 06/04/2031	1,000,000	862,542
4.583%, (4.583% to 6-19-28, then 3 month CME Term SOFR + 1.796%), 06/19/2029	1,000,000	970,414
6.500%, 09/15/2037	660,000	702,843
Inter-American Development Bank
1.125%, 01/13/2031	2,000,000	1,625,180
2.000%, 07/23/2026	1,000,000	942,642
7.000%, 06/15/2025	325,000	331,089
Intercontinental Exchange, Inc.
3.100%, 09/15/2027	400,000	376,268
4.600%, 03/15/2033	500,000	483,790
International Bank for Reconstruction & Development
0.750%, 11/24/2027	1,000,000	875,921
0.875%, 07/15/2026	1,000,000	919,566
JPMorgan Chase & Co.
2.522%, (2.522% to 4-22-30, then Overnight SOFR + 2.040%), 04/22/2031	1,000,000	864,281
3.109%, (3.109% to 4-22-50, then Overnight SOFR + 2.440%), 04/22/2051	1,860,000	1,292,316
3.300%, 04/01/2026	700,000	677,826
3.509%, (3.509% to 1-23-28, then 3 month CME Term SOFR + 1.207%), 01/23/2029	500,000	472,966
3.540%, (3.540% to 5-1-27, then 3 month CME Term SOFR + 1.642%), 05/01/2028	700,000	668,719
4.452%, (4.452% to 12-5-28, then 3 month CME Term SOFR + 1.592%), 12/05/2029	600,000	584,915
4.851%, (4.851% to 7-25-27, then Overnight SOFR + 1.990%), 07/25/2028	1,000,000	991,567
6.400%, 05/15/2038	125,000	140,606
KeyBank NA 5.000%, 01/26/2033	500,000	463,470
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (B)	500,000	362,687
Lincoln National Corp.
3.625%, 12/12/2026 (C)	500,000	477,985
7.000%, 06/15/2040	150,000	165,672
Lloyds Banking Group PLC 2.438%, (2.438% to 2-5-25, then 1 Year CMT + 1.000%), 02/05/2026	900,000	874,965
Mastercard, Inc.
2.000%, 11/18/2031	350,000	289,276
2.950%, 11/21/2026	300,000	286,428
MetLife, Inc. 4.600%, 05/13/2046	500,000	452,097

273

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. 1.538%, (1.538% to 7-20-26, then 1 Year CMT + 0.750%), 07/20/2027	$1,600,000	$1,473,642
Mizuho Financial Group, Inc. 1.234%, (1.234% to 5-22-26, then 1 Year CMT + 0.670%), 05/22/2027	800,000	734,178
Morgan Stanley
1.512%, (1.512% to 7-20-26, then Overnight SOFR + 0.858%), 07/20/2027	500,000	458,901
3.622%, (3.622% to 4-1-30, then Overnight SOFR + 3.120%), 04/01/2031	1,000,000	917,124
3.772%, (3.772% to 1-24-28, then 3 month CME Term SOFR + 1.402%), 01/24/2029	550,000	523,531
4.375%, 01/22/2047	1,050,000	920,633
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,000,000	999,193
6.296%, (6.296% to 10-18-27, then Overnight SOFR + 2.240%), 10/18/2028	1,000,000	1,034,505
Nasdaq, Inc. 1.650%, 01/15/2031	500,000	402,534
National Rural Utilities Cooperative Finance Corp. 4.023%, 11/01/2032	700,000	645,712
Nomura Holdings, Inc. 3.103%, 01/16/2030	1,000,000	887,916
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	517,519
2.850%, 10/01/2029	500,000	452,152
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	551,941
Royal Bank of Canada 2.300%, 11/03/2031	800,000	664,813
S&P Global, Inc. 2.900%, 03/01/2032	600,000	522,887
State Street Corp. 5.159%, (5.159% to 5-18-33, then Overnight SOFR + 1.890%), 05/18/2034	700,000	696,949
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	497,248
Sumitomo Mitsui Financial Group, Inc.
3.364%, 07/12/2027	900,000	855,045
3.784%, 03/09/2026	550,000	535,935
The Allstate Corp. 3.280%, 12/15/2026	500,000	476,520
The Bank of New York Mellon Corp. 3.250%, 05/16/2027	800,000	763,038
The Bank of Nova Scotia 4.850%, 02/01/2030	700,000	694,881
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	281,661
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	612,722
3.102%, (3.102% to 2-24-32, then Overnight SOFR + 1.410%), 02/24/2033	1,000,000	855,246
3.210%, (3.210% to 4-22-41, then Overnight SOFR + 1.513%), 04/22/2042	1,000,000	751,945
3.750%, 02/25/2026	500,000	488,151
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (continued)
4.482%, (4.482% to 8-23-27, then Overnight SOFR + 1.725%), 08/23/2028	$1,000,000	$977,635
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	178,497
The PNC Financial Services Group, Inc.
3.450%, 04/23/2029	1,000,000	932,564
4.758%, (4.758% to 1-26-26, then SOFR Compounded Index + 1.085%), 01/26/2027	500,000	495,323
The Toronto-Dominion Bank 2.000%, 09/10/2031	800,000	653,985
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	253,494
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	52,448
Truist Financial Corp.
1.125%, 08/03/2027	700,000	614,536
2.850%, 10/26/2024	700,000	689,447
U.S. Bancorp 2.375%, 07/22/2026	1,000,000	942,176
UBS Group AG 4.550%, 04/17/2026	800,000	787,168
Visa, Inc.
2.050%, 04/15/2030	600,000	517,466
3.150%, 12/14/2025	463,000	450,246
4.300%, 12/14/2045	463,000	417,562
Wells Fargo & Company
2.572%, (2.572% to 2-11-30, then 3 month CME Term SOFR + 1.262%), 02/11/2031	2,000,000	1,724,029
3.000%, 10/23/2026	1,000,000	946,637
3.068%, (3.068% to 4-30-40, then Overnight SOFR + 2.530%), 04/30/2041	1,250,000	935,267
3.350%, (3.350% to 3-2-32, then Overnight SOFR + 1.500%), 03/02/2033	1,000,000	867,628
Westpac Banking Corp. 1.150%, 06/03/2026	800,000	737,596
		76,007,036
Health care – 2.9%
Abbott Laboratories
2.950%, 03/15/2025	300,000	293,800
3.750%, 11/30/2026	283,000	276,562
AbbVie, Inc.
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,612,567
4.400%, 11/06/2042	260,000	235,989
Aetna, Inc. 3.500%, 11/15/2024	200,000	197,326
Allergan Funding SCS 4.750%, 03/15/2045	321,000	235,413
Amgen, Inc.
4.400%, 05/01/2045	260,000	225,887
4.663%, 06/15/2051	659,000	583,679
5.250%, 03/02/2033	1,000,000	1,008,412
AstraZeneca PLC 0.700%, 04/08/2026	500,000	459,869
Baxalta, Inc. 4.000%, 06/23/2025	500,000	491,828
Baxter International, Inc. 3.950%, 04/01/2030	500,000	468,005

274

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Bayer US Finance II LLC 2.850%, 04/15/2025 (B)	$300,000	$290,369
Becton, Dickinson and Company 4.685%, 12/15/2044	400,000	362,210
Biogen, Inc. 3.250%, 02/15/2051	561,000	387,990
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	440,374
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	382,080
4.550%, 02/20/2048	300,000	268,362
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	488,436
Centene Corp. 4.250%, 12/15/2027	700,000	667,436
CVS Health Corp.
3.875%, 07/20/2025	650,000	637,772
4.300%, 03/25/2028	389,000	379,616
5.050%, 03/25/2048	500,000	454,089
5.875%, 06/01/2053	366,000	372,335
CVS Pass-Through Trust 8.353%, 07/10/2031 (B)	53,507	57,594
DH Europe Finance II Sarl 3.250%, 11/15/2039	300,000	242,308
Dignity Health 4.500%, 11/01/2042	300,000	259,847
Elevance Health, Inc.
4.101%, 03/01/2028	350,000	340,324
4.650%, 08/15/2044	150,000	135,156
6.100%, 10/15/2052	333,000	360,743
Eli Lilly & Company 2.250%, 05/15/2050	500,000	305,776
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	330,274
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	584,578
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	492,068
6.375%, 05/15/2038	210,000	237,452
HCA, Inc.
4.500%, 02/15/2027	500,000	490,232
5.500%, 06/15/2047	400,000	380,251
Humana, Inc. 3.850%, 10/01/2024	350,000	346,639
Johnson & Johnson
2.100%, 09/01/2040	500,000	343,745
5.850%, 07/15/2038	285,000	314,358
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	448,512
Medtronic, Inc. 4.375%, 03/15/2035	500,000	478,108
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	832,362
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	485,633
Pfizer Investment Enterprises Pte, Ltd. 5.300%, 05/19/2053	1,000,000	994,234
Pfizer, Inc.
2.750%, 06/03/2026	713,000	683,750
4.400%, 05/15/2044	264,000	241,931
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	484,948
4.700%, 03/30/2045	500,000	452,906
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	629,767
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Stryker Corp. 4.625%, 03/15/2046	$350,000	$319,957
The Cigna Group 4.375%, 10/15/2028	500,000	487,748
Thermo Fisher Scientific, Inc. 2.000%, 10/15/2031	400,000	329,537
UnitedHealth Group, Inc.
2.300%, 05/15/2031	500,000	423,575
2.900%, 05/15/2050	400,000	269,983
4.375%, 03/15/2042	50,000	45,376
4.450%, 12/15/2048	300,000	267,015
5.350%, 02/15/2033	700,000	720,147
5.800%, 03/15/2036	300,000	321,612
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	483,067
Viatris, Inc. 2.700%, 06/22/2030	500,000	423,914
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	480,481
Zoetis, Inc. 2.000%, 05/15/2030	500,000	421,311
		27,167,625
Industrials – 2.2%
3M Company 3.000%, 08/07/2025	330,000	320,556
AerCap Ireland Capital DAC
3.300%, 01/30/2032	500,000	428,828
4.450%, 04/03/2026	400,000	393,364
5.750%, 06/06/2028	1,000,000	1,013,348
Air Lease Corp.
3.125%, 12/01/2030	600,000	526,635
3.625%, 12/01/2027	400,000	377,333
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 12/15/2029	202,350	185,813
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	735,596
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	45,040
Canadian Pacific Railway Company 2.875%, 11/15/2029	500,000	448,257
Carrier Global Corp. 3.577%, 04/05/2050	500,000	372,652
Caterpillar, Inc.
3.250%, 04/09/2050	400,000	297,971
3.400%, 05/15/2024	500,000	498,739
CSX Corp.
3.350%, 11/01/2025	420,000	408,352
3.800%, 04/15/2050	1,000,000	780,910
Deere & Company 3.100%, 04/15/2030	500,000	456,653
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	199,847
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,070,518
FedEx Corp.
3.875%, 08/01/2042	420,000	336,778
4.400%, 01/15/2047	350,000	292,925
General Dynamics Corp. 3.625%, 04/01/2030	500,000	469,997
General Electric Company
4.500%, 03/11/2044	500,000	453,920
6.750%, 03/15/2032	66,000	73,520
6.875%, 01/10/2039	168,000	199,348

275

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Honeywell International, Inc. 1.950%, 06/01/2030	$500,000	$425,951
John Deere Capital Corp. 2.050%, 01/09/2025	500,000	487,855
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	138,866
L3Harris Technologies, Inc. 2.900%, 12/15/2029	300,000	267,020
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	327,503
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	225,819
Northrop Grumman Corp.
3.250%, 01/15/2028	300,000	283,477
4.400%, 05/01/2030	200,000	194,533
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	489,017
Republic Services, Inc. 2.375%, 03/15/2033	400,000	323,640
RTX Corp.
4.625%, 11/16/2048	500,000	444,449
6.125%, 07/15/2038	225,000	239,860
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,195,213
Stanley Black & Decker, Inc. 2.750%, 11/15/2050	300,000	177,653
The Boeing Company
2.600%, 10/30/2025	438,000	416,703
2.950%, 02/01/2030	400,000	345,463
3.750%, 02/01/2050	400,000	278,256
5.805%, 05/01/2050	600,000	567,677
8.750%, 09/15/2031	90,000	105,583
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	206,746
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	515,416
Union Pacific Corp.
3.250%, 08/15/2025	500,000	487,612
3.799%, 10/01/2051 to 04/06/2071	1,113,000	843,888
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	206,355	186,905
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	379,334
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	577,229
Waste Management, Inc. 2.500%, 11/15/2050	300,000	187,105
		20,705,673
Information technology – 1.8%
Apple, Inc.
1.650%, 05/11/2030	900,000	760,761
2.450%, 08/04/2026	1,060,000	1,007,031
4.100%, 08/08/2062	700,000	593,852
4.850%, 05/10/2053 (C)	470,000	466,966
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	462,337
5.100%, 10/01/2035	470,000	482,260
Broadcom, Inc.
2.600%, 02/15/2033 (B)	1,000,000	812,161
3.137%, 11/15/2035 (B)	600,000	484,741
4.300%, 11/15/2032	700,000	657,726
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	86,985
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Dell International LLC 5.300%, 10/01/2029	$600,000	$607,365
Eaton Corp. 3.103%, 09/15/2027	500,000	474,053
Hewlett Packard Enterprise Company 6.200%, 10/15/2035	400,000	426,821
HP, Inc. 6.000%, 09/15/2041	500,000	519,408
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,084,748
4.000%, 06/20/2042	210,000	177,307
5.600%, 11/30/2039	21,000	21,854
Intel Corp.
2.000%, 08/12/2031	500,000	410,873
5.200%, 02/10/2033	1,000,000	1,013,868
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	1,010,717
3.125%, 11/03/2025	438,000	426,616
NVIDIA Corp. 2.000%, 06/15/2031	400,000	337,988
NXP BV 3.400%, 05/01/2030	520,000	471,971
Oracle Corp.
2.650%, 07/15/2026	310,000	293,335
2.875%, 03/25/2031	400,000	347,791
2.950%, 05/15/2025	550,000	535,546
4.000%, 11/15/2047	400,000	312,267
4.125%, 05/15/2045	500,000	403,601
Qualcomm, Inc. 1.650%, 05/20/2032	566,000	448,336
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	485,530
Salesforce, Inc. 2.700%, 07/15/2041	400,000	289,454
Texas Instruments, Inc. 3.875%, 03/15/2039	200,000	178,962
VMware LLC 1.800%, 08/15/2028	400,000	348,512
Xerox Corp. 6.750%, 12/15/2039	60,000	51,452
		16,493,195
Materials – 0.7%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	459,076
Avery Dennison Corp. 2.650%, 04/30/2030	400,000	349,648
DuPont de Nemours, Inc. 5.319%, 11/15/2038	400,000	399,757
Eastman Chemical Company 4.650%, 10/15/2044	500,000	425,497
Glencore Funding LLC 2.625%, 09/23/2031 (B)	500,000	416,731
Huntsman International LLC 4.500%, 05/01/2029	500,000	477,445
International Paper Company 5.000%, 09/15/2035	500,000	488,933
LYB International Finance II BV 3.500%, 03/02/2027	400,000	381,621
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	300,000	251,278
Newmont Corp. 4.875%, 03/15/2042	270,000	251,038
Nucor Corp. 2.700%, 06/01/2030	300,000	266,289

276

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	$150,000	$142,738
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	107,508
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	255,928
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	249,234
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	275,802
The Dow Chemical Company
4.375%, 11/15/2042	590,000	504,158
9.400%, 05/15/2039	130,000	175,060
The Sherwin-Williams Company 3.450%, 06/01/2027	300,000	286,769
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	374,261
Vulcan Materials Company 3.500%, 06/01/2030	300,000	274,961
		6,813,732
Real estate – 0.9%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/2033	400,000	303,877
American Tower Corp. 3.800%, 08/15/2029	525,000	489,962
AvalonBay Communities, Inc. 2.050%, 01/15/2032	400,000	328,813
Boston Properties LP 2.550%, 04/01/2032	500,000	395,528
Brixmor Operating Partnership LP 4.125%, 05/15/2029	700,000	659,762
Crown Castle, Inc.
2.500%, 07/15/2031	300,000	248,249
3.700%, 06/15/2026	400,000	386,294
CubeSmart LP 4.000%, 11/15/2025	200,000	194,995
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	193,638
Duke Realty LP 3.250%, 06/30/2026	200,000	189,173
Equinix, Inc. 2.150%, 07/15/2030	400,000	331,493
Essex Portfolio LP 3.000%, 01/15/2030	400,000	354,728
Extra Space Storage LP 2.350%, 03/15/2032	500,000	400,059
GLP Capital LP 5.300%, 01/15/2029	600,000	589,970
Healthpeak OP LLC 3.500%, 07/15/2029	400,000	370,197
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	769,278
Service Properties Trust 4.500%, 03/15/2025	200,000	195,399
Simon Property Group LP
3.375%, 06/15/2027	500,000	476,891
3.500%, 09/01/2025	441,500	431,056
Sun Communities Operating LP 5.700%, 01/15/2033	1,000,000	991,735
Welltower OP LLC 2.750%, 01/15/2031	500,000	430,062
		8,731,159
Utilities – 2.1%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	309,080
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Ameren Corp. 3.500%, 01/15/2031	$1,000,000	$903,427
American Water Capital Corp. 4.300%, 09/01/2045	350,000	305,363
Arizona Public Service Company 3.350%, 05/15/2050	500,000	343,429
Baltimore Gas & Electric Company 4.550%, 06/01/2052	700,000	610,962
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	448,173
6.125%, 04/01/2036	436,000	463,497
CenterPoint Energy, Inc. 2.950%, 03/01/2030	700,000	625,746
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	568,336
Constellation Energy Generation LLC 6.250%, 10/01/2039	160,000	168,451
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	545,276
3.900%, 10/01/2025	242,000	236,668
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	211,947
Duke Energy Corp.
2.450%, 06/01/2030	435,000	374,632
3.750%, 04/15/2024	500,000	499,605
4.800%, 12/15/2045	500,000	443,953
5.000%, 08/15/2052	600,000	543,101
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	564,134
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	407,666
Eversource Energy 4.250%, 04/01/2029	500,000	479,161
Exelon Corp. 3.400%, 04/15/2026	542,000	523,951
Florida Power & Light Company 5.650%, 02/01/2037	290,000	302,266
Georgia Power Company 5.950%, 02/01/2039	335,000	337,893
Indiana Michigan Power Company
3.850%, 05/15/2028	600,000	575,195
6.050%, 03/15/2037	187,000	195,886
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/2030	700,000	596,029
5.250%, 02/28/2053	700,000	666,616
NiSource, Inc.
3.950%, 03/30/2048	400,000	313,034
5.400%, 06/30/2033	1,000,000	1,008,044
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	225,459
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	498,947
3.450%, 07/01/2025	30,000	29,182
3.750%, 07/01/2028	30,000	28,078
4.550%, 07/01/2030	227,000	215,768
4.950%, 07/01/2050	827,000	711,378
PacifiCorp 6.000%, 01/15/2039	335,000	347,747
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	383,864
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	243,991
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	204,288

277

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Southern California Edison Company
2.250%, 06/01/2030	$700,000	$594,828
5.350%, 07/15/2035	130,000	129,819
Southern California Gas Company 6.350%, 11/15/2052	500,000	550,234
The Southern Company
3.250%, 07/01/2026	572,000	549,703
4.400%, 07/01/2046	500,000	430,636
Virginia Electric & Power Company 8.875%, 11/15/2038	190,000	254,397
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	389,302
		19,359,142
TOTAL CORPORATE BONDS (Cost $260,744,180)		$242,743,655
MUNICIPAL BONDS – 0.3%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	60,341
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	159,769
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	61,803
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	49,965
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	104,572
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	348,363
New York State Urban Development Corp. 5.770%, 03/15/2039	270,000	276,166
State of California, GO 7.300%, 10/01/2039	400,000	470,494
State of California, GO 7.500%, 04/01/2034	80,000	94,036
State of Illinois, GO 5.100%, 06/01/2033	115,000	114,163
State of Illinois, GO 7.350%, 07/01/2035	240,000	259,819
State of Texas, GO 5.517%, 04/01/2039	260,000	269,425
State of Utah, GO 3.539%, 07/01/2025	181,658	179,348
State of Utah, GO 4.554%, 07/01/2024	55,000	54,815
State of Washington, GO 5.481%, 08/01/2039	260,000	266,977
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	310,000	309,510
TOTAL MUNICIPAL BONDS (Cost $2,992,548)		$3,079,566
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.7%
Commercial and residential – 1.5%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	140,495
BANK
Series 2017-BNK6, Class A4, 3.254%, 07/15/2060	2,000,000	1,890,596
Series 2022-BNK39, Class A4, 2.928%, 02/15/2055 (D)	2,000,000	1,724,307
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BMO Mortgage Trust Series 2022-C1, Class A5 3.374%, 02/15/2055 (D)	$2,000,000	$1,779,256
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,006,561
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2014-CR21, Class A3 3.528%, 12/10/2047	576,816	564,732
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	2,846,635	2,707,176
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	2,742,204	2,562,485
Morgan Stanley Capital Trust Series 2021-L5, Class A4 2.728%, 05/15/2054	2,000,000	1,715,011
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (D)	500,000	484,877
		14,575,496
U.S. Government Agency – 0.2%
Federal Home Loan Mortgage Corp.
Series K041, Class A2, 3.171%, 10/25/2024	687,736	678,628
Series K047, Class A2, 3.329%, 05/25/2025 (D)	700,000	685,549
Series K050, Class A2, 3.334%, 08/25/2025 (D)	700,000	683,468
		2,047,645
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,924,023)		$16,623,141
ASSET BACKED SECURITIES – 0.5%
Carmax Auto Owner Trust Series 2022-4, Class A4 5.700%, 07/17/2028	1,000,000	1,011,646
GM Financial Automobile Leasing Trust Series 2023-2, Class A4 5.090%, 05/20/2027	1,300,000	1,295,934
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (B)	982,154	889,965
Toyota Auto Receivables Owner Trust Series 2023-B, Class A4 4.660%, 09/15/2028	1,250,000	1,237,137
TOTAL ASSET BACKED SECURITIES (Cost $4,537,440)		$4,434,682
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
John Hancock Collateral Trust, 5.2975% (E)(F)	661,036	6,608,639
TOTAL SHORT-TERM INVESTMENTS (Cost $6,610,501)		$6,608,639
Total Investments (Total Bond Market Trust) (Cost $1,018,155,271) – 98.9%		$934,985,169
Other assets and liabilities, net – 1.1%		10,228,954
TOTAL NET ASSETS – 100.0%		$945,214,123
Security Abbreviations and Legend
CME	CME Group Published Rates

278

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Bond Market Trust (continued)
CMT	Constant Maturity Treasury
GO	General Obligation
IBOR	Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $1,027,019.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 3-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $1,048,803.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.9%
Communication services – 8.2%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	323	$10,856
AST SpaceMobile, Inc. (A)(B)	1,573	4,562
AT&T, Inc.	121,205	2,133,208
ATN International, Inc.	291	9,168
Bandwidth, Inc., Class A (A)	431	7,870
Cogent Communications Holdings, Inc.	807	52,721
Consolidated Communications Holdings, Inc. (A)	1,882	8,130
Frontier Communications Parent, Inc. (A)	4,181	102,435
GCI Liberty, Inc. (A)(C)	2,206	0
Globalstar, Inc. (A)	32,237	47,388
IDT Corp., Class B	461	17,430
Iridium Communications, Inc.	2,158	56,453
Liberty Latin America, Ltd., Class C (A)	2,753	19,243
Lumen Technologies, Inc. (A)	17,420	27,175
Ooma, Inc. (A)	477	4,069
Shenandoah Telecommunications Company	901	15,650
Verizon Communications, Inc.	71,220	2,988,391
		5,504,749
Entertainment – 1.2%
AMC Entertainment Holdings, Inc., Class A (A)(B)	3,402	12,655
Atlanta Braves Holdings, Inc., Series A (A)	829	34,735
Atlanta Braves Holdings, Inc., Series C (A)	131	5,117
Cinemark Holdings, Inc. (A)	2,041	36,677
Electronic Arts, Inc.	4,601	610,415
Endeavor Group Holdings, Inc., Class A	5,168	132,973
Eventbrite, Inc., Class A (A)	1,461	8,006
Kartoon Studios, Inc. (A)	672	921
Liberty Media Corp.-Liberty Formula One, Series A (A)	225	13,217
Liberty Media Corp.-Liberty Formula One, Series C (A)	3,361	220,482
Liberty Media Corp.-Liberty Live, Series A (A)	676	28,629
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Liberty Media Corp.-Liberty Live, Series C (A)	827	$36,239
Lions Gate Entertainment Corp., Class A (A)	62	617
Lions Gate Entertainment Corp., Class B (A)	4,105	38,218
Live Nation Entertainment, Inc. (A)	3,913	413,878
LiveOne, Inc. (A)	1,309	2,553
Madison Square Garden Entertainment Corp. (A)	678	26,584
Madison Square Garden Sports Corp. (A)	324	59,784
Netflix, Inc. (A)	7,515	4,564,085
Playstudios, Inc. (A)	1,949	5,418
Playtika Holding Corp.	6,300	44,415
Reservoir Media, Inc. (A)	893	7,081
ROBLOX Corp., Class A (A)	9,625	367,483
Roku, Inc. (A)	2,105	137,183
Skillz, Inc. (A)	341	2,213
Sphere Entertainment Company (A)	478	23,460
Take-Two Interactive Software, Inc. (A)	2,886	428,542
The Marcus Corp.	486	6,930
The Walt Disney Company	31,010	3,794,384
TKO Group Holdings, Inc.	1,425	123,134
Vivid Seats, Inc., Class A (A)	1,910	11,441
Warner Brothers Discovery, Inc. (A)	41,547	362,705
Warner Music Group Corp., Class A	2,345	77,432
		11,637,606
Interactive media and services – 5.3%
Alphabet, Inc., Class A (A)	100,618	15,186,258
Alphabet, Inc., Class C (A)	98,411	14,984,059
Angi, Inc. (A)	1,822	4,774
Bumble, Inc., Class A (A)	2,324	26,377
CarGurus, Inc. (A)	1,735	40,044
Cars.com, Inc. (A)	1,154	19,826
DHI Group, Inc. (A)	630	1,607
EverQuote, Inc., Class A (A)	481	8,927
FuboTV, Inc. (A)	4,863	7,684
Getty Images Holdings, Inc. (A)(B)	6,797	28,208
Grindr, Inc. (A)	2,917	29,549
IAC, Inc. (A)	1,394	74,356
Match Group, Inc. (A)	4,728	171,532
MediaAlpha, Inc., Class A (A)	781	15,909
Meta Platforms, Inc., Class A	37,696	18,304,424
Nextdoor Holdings, Inc. (A)	3,090	6,953
Outbrain, Inc. (A)	712	2,812
Pinterest, Inc., Class A (A)	9,858	341,777
PSQ Holdings, Inc. (A)	454	2,443
QuinStreet, Inc. (A)	983	17,360
Rumble, Inc. (A)(B)	1,926	15,562
Shutterstock, Inc.	615	28,173
Snap, Inc., Class A (A)	23,247	266,876
System1, Inc. (A)	1,641	3,216
Taboola.com, Ltd. (A)	4,985	22,133
The Arena Group Holdings, Inc. (A)	418	493
Travelzoo (A)	162	1,649
TripAdvisor, Inc. (A)	2,105	58,498
TrueCar, Inc. (A)	1,900	6,441
Vimeo, Inc. (A)	2,863	11,710
Yelp, Inc. (A)	1,157	45,586
Zedge, Inc., Class B (A)	130	360
Ziff Davis, Inc. (A)	766	48,289
ZipRecruiter, Inc., Class A (A)	1,452	16,683

279

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
ZoomInfo Technologies, Inc. (A)	6,859	$109,950
		49,910,498
Media – 0.7%
AdTheorent Holding Company, Inc. (A)	1,317	4,228
Advantage Solutions, Inc. (A)	5,394	23,356
Altice USA, Inc., Class A (A)	7,703	20,105
AMC Networks, Inc., Class A (A)	424	5,143
Boston Omaha Corp., Class A (A)	528	8,163
Cable One, Inc.	97	41,044
Cardlytics, Inc. (A)(B)	636	9,216
Charter Communications, Inc., Class A (A)	2,541	738,491
Clear Channel Outdoor Holdings, Inc. (A)	8,831	14,571
Comcast Corp., Class A	69,780	3,024,963
comScore, Inc. (A)	60	924
Cumulus Media, Inc., Class A (A)	131	470
Daily Journal Corp. (A)	14	5,063
EchoStar Corp., Class A (A)	2,407	34,300
Emerald Holding, Inc. (A)	1,284	8,744
Entravision Communications Corp., Class A	1,260	2,066
Fox Corp., Class A	3,858	120,640
Fox Corp., Class B	4,444	127,187
Gannett Company, Inc. (A)	2,798	6,827
Gray Television, Inc.	1,517	9,587
iHeartMedia, Inc., Class A (A)	2,155	4,504
Innovid Corp. (A)	2,304	5,737
John Wiley & Sons, Inc., Class A	781	29,780
Lee Enterprises, Inc. (A)	35	467
Liberty Broadband Corp., Series A (A)	383	21,877
Liberty Broadband Corp., Series C (A)	2,088	119,496
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,669	79,269
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	2,722	80,871
LQR House, Inc. (A)	85	114
Magnite, Inc. (A)	2,317	24,908
National CineMedia, Inc. (A)	1,964	10,115
News Corp., Class A	8,727	228,473
News Corp., Class B	1,149	31,092
Nexstar Media Group, Inc.	595	102,513
Nexxen International, Ltd. (A)	81	215
Omnicom Group, Inc.	3,332	322,404
Paramount Global, Class B	10,440	122,879
PubMatic, Inc., Class A (A)	758	17,980
Scholastic Corp.	561	21,155
Sinclair, Inc.	834	11,234
Stagwell, Inc. (A)	1,894	11,781
TechTarget, Inc. (A)	503	16,639
TEGNA, Inc.	3,693	55,173
The EW Scripps Company, Class A (A)	1,348	5,298
The Interpublic Group of Companies, Inc.	6,494	211,899
The New York Times Company, Class A	2,748	118,769
The Trade Desk, Inc., Class A (A)	7,576	662,294
Thryv Holdings, Inc. (A)	494	10,982
Urban One, Inc., Class A (A)	45	122
Urban One, Inc., Class D (A)	387	789
WideOpenWest, Inc. (A)	1,455	5,267
		6,539,184
Wireless telecommunication services – 0.4%
FingerMotion, Inc. (A)(B)	1,066	2,239
Gogo, Inc. (A)	2,195	19,272
Spok Holdings, Inc.	444	7,082
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
SurgePays, Inc. (A)	154	$593
Telephone & Data Systems, Inc.	1,870	29,957
T-Mobile US, Inc.	19,956	3,257,218
United States Cellular Corp. (A)	961	35,077
		3,351,438
		76,943,475
Consumer discretionary – 10.5%
Automobile components – 0.1%
Adient PLC (A)	1,572	51,750
American Axle & Manufacturing Holdings, Inc. (A)	1,974	14,529
Autoliv, Inc.	1,436	172,937
BorgWarner, Inc.	3,994	138,752
Cooper-Standard Holdings, Inc. (A)	261	4,322
Dana, Inc.	2,445	31,052
Dorman Products, Inc. (A)	533	51,376
Fox Factory Holding Corp. (A)	736	38,324
Gentex Corp.	3,948	142,602
Gentherm, Inc. (A)	576	33,166
Holley, Inc. (A)	1,926	8,590
LCI Industries	430	52,916
Lear Corp.	989	143,286
Luminar Technologies, Inc. (A)(B)	5,224	10,291
Modine Manufacturing Company (A)	919	87,480
Motorcar Parts of America, Inc. (A)	447	3,594
Patrick Industries, Inc.	414	49,461
PHINIA, Inc.	773	29,706
QuantumScape Corp. (A)(B)	7,236	45,514
Solid Power, Inc. (A)(B)	3,144	6,382
Standard Motor Products, Inc.	404	13,554
Stoneridge, Inc. (A)	529	9,755
Strattec Security Corp. (A)	13	308
Superior Industries International, Inc. (A)	282	818
The Goodyear Tire & Rubber Company (A)	4,787	65,726
Visteon Corp. (A)	475	55,865
XPEL, Inc. (A)	476	25,714
		1,287,770
Automobiles – 1.3%
Cenntro, Inc. (A)	593	842
Ford Motor Company	66,656	885,192
General Motors Company	23,320	1,057,562
Harley-Davidson, Inc.	2,375	103,883
Lucid Group, Inc. (A)(B)	39,287	111,968
Mullen Automotive, Inc. (A)	72	374
Rivian Automotive, Inc., Class A (A)(B)	16,074	176,010
Tesla, Inc. (A)	53,844	9,465,237
Thor Industries, Inc.	904	106,075
Winnebago Industries, Inc.	534	39,516
		11,946,659
Broadline retail – 3.5%
1stdibs.com, Inc. (A)	521	3,105
Amazon.com, Inc. (A)	174,034	31,392,253
Big Lots, Inc. (A)	557	2,412
CarParts.com, Inc. (A)	778	1,260
ContextLogic, Inc., Class A (A)	392	2,230
Coupang, Inc. (A)	27,345	486,468
Dillard's, Inc., Class A	217	102,346
eBay, Inc.	9,014	475,759
Etsy, Inc. (A)	2,099	144,243
Groupon, Inc. (A)	572	7,630
Kohl's Corp.	1,853	54,015
Macy's, Inc.	4,590	91,754
Nordstrom, Inc.	2,680	54,324

280

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Broadline retail (continued)
Ollie's Bargain Outlet Holdings, Inc. (A)	1,046	$83,230
Savers Value Village, Inc. (A)	2,756	53,136
		32,954,165
Distributors – 0.1%
Cheetah Net Supply Chain Service, Inc. (A)	149	301
Genuine Parts Company	2,385	369,508
LKQ Corp.	4,543	242,642
Pool Corp.	663	267,521
Weyco Group, Inc.	249	7,938
		887,910
Diversified consumer services – 0.1%
ADT, Inc.	14,762	99,201
Adtalem Global Education, Inc. (A)	775	39,835
Allurion Technologies, Inc. (A)	702	1,229
American Public Education, Inc. (A)	372	5,282
Bright Horizons Family Solutions, Inc. (A)	979	110,979
Carriage Services, Inc.	281	7,598
Chegg, Inc. (A)	2,095	15,859
Coursera, Inc. (A)	2,516	35,274
Duolingo, Inc. (A)	600	132,348
European Wax Center, Inc., Class A (A)	852	11,059
frontdoor, Inc. (A)	1,431	46,622
Graham Holdings Company, Class B	54	41,455
Grand Canyon Education, Inc. (A)	512	69,740
H&R Block, Inc.	2,464	121,007
ITT Educational Services, Inc. (A)(C)	608	0
Laureate Education, Inc.	2,848	41,495
Lincoln Educational Services Corp. (A)	363	3,750
Mister Car Wash, Inc. (A)	5,330	41,308
Nerdy, Inc. (A)	1,961	5,707
Perdoceo Education Corp.	1,215	21,335
Regis Corp. (A)	28	204
Service Corp. International	2,562	190,126
Strategic Education, Inc.	434	45,188
Stride, Inc. (A)	726	45,774
The Beachbody Company, Inc. (A)	82	787
Udemy, Inc. (A)	2,582	28,350
Universal Technical Institute, Inc. (A)	464	7,396
Wag! Group Company (A)	614	1,216
WW International, Inc. (A)	1,306	2,416
		1,172,540
Hotels, restaurants and leisure – 2.2%
Accel Entertainment, Inc. (A)	1,267	14,938
Airbnb, Inc., Class A (A)	7,233	1,193,156
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,410	143,413
Bally's Corp. (A)	759	10,580
Biglari Holdings, Inc., Class B (A)	52	9,863
BJ's Restaurants, Inc. (A)	418	15,123
Bloomin' Brands, Inc.	1,512	43,364
Booking Holdings, Inc.	605	2,194,867
Bowlero Corp., Class A (B)	1,682	23,043
Boyd Gaming Corp.	1,660	111,751
Brinker International, Inc. (A)	737	36,614
Caesars Entertainment, Inc. (A)	3,686	161,226
Carnival Corp. (A)	18,976	310,068
Carrols Restaurant Group, Inc.	1,021	9,710
Cava Group, Inc. (A)	1,927	134,986
Century Casinos, Inc. (A)	483	1,526
Chipotle Mexican Grill, Inc. (A)	468	1,360,368
Choice Hotels International, Inc. (B)	855	108,029
Churchill Downs, Inc.	1,282	158,648
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Chuy's Holdings, Inc. (A)	382	$12,885
Cracker Barrel Old Country Store, Inc. (B)	380	27,637
Darden Restaurants, Inc.	2,039	340,819
Dave & Buster's Entertainment, Inc. (A)	706	44,196
Denny's Corp. (A)	1,094	9,802
Dine Brands Global, Inc.	262	12,178
Domino's Pizza, Inc.	593	294,650
DoorDash, Inc., Class A (A)	6,203	854,277
DraftKings, Inc., Class A (A)	7,856	356,741
Dutch Bros, Inc., Class A (A)	1,079	35,607
El Pollo Loco Holdings, Inc. (A)	773	7,529
Empire Resorts, Inc. (A)(C)	878	0
Everi Holdings, Inc. (A)	1,572	15,799
Expedia Group, Inc. (A)	2,416	332,804
FAT Brands, Inc., Class A	191	1,452
First Watch Restaurant Group, Inc. (A)	940	23,143
Full House Resorts, Inc. (A)	503	2,802
GAN, Ltd. (A)	632	803
GEN Restaurant Group, Inc. (A)	19	222
Global Business Travel Group I (A)	3,324	19,977
Golden Entertainment, Inc.	521	19,188
Hall of Fame Resort & Entertainment Company (A)	163	585
Hilton Grand Vacations, Inc. (A)	1,878	88,660
Hilton Worldwide Holdings, Inc.	4,448	948,803
Hyatt Hotels Corp., Class A	816	130,250
Inspired Entertainment, Inc. (A)	336	3,313
Jack in the Box, Inc.	352	24,105
Krispy Kreme, Inc. (B)	2,827	43,069
Kura Sushi USA, Inc., Class A (A)	168	19,347
Las Vegas Sands Corp.	12,892	666,516
Life Time Group Holdings, Inc. (A)	3,334	51,744
Light & Wonder, Inc. (A)	1,540	157,219
Lindblad Expeditions Holdings, Inc. (A)	852	7,949
Marriott International, Inc., Class A	5,058	1,276,184
Marriott Vacations Worldwide Corp.	622	67,008
McDonald's Corp.	12,366	3,486,594
MGM Resorts International (A)	5,955	281,136
Monarch Casino & Resort, Inc.	351	26,321
Mondee Holdings, Inc. (A)(B)	2,136	4,934
Nathan's Famous, Inc.	78	5,522
Noodles & Company (A)	1,045	1,996
Norwegian Cruise Line Holdings, Ltd. (A)	7,236	151,449
ONE Group Hospitality, Inc. (A)	431	2,401
Papa John's International, Inc.	597	39,760
Penn Entertainment, Inc. (A)	2,579	46,964
Planet Fitness, Inc., Class A (A)	1,443	90,375
PlayAGS, Inc. (A)	767	6,888
Portillo's, Inc., Class A (A)	899	12,748
Potbelly Corp. (A)	346	4,190
RCI Hospitality Holdings, Inc.	169	9,802
Red Robin Gourmet Burgers, Inc. (A)	308	2,359
Red Rock Resorts, Inc., Class A	982	58,743
Restaurant Brands International LP	82	6,478
Royal Caribbean Cruises, Ltd. (A)	4,340	603,303
Rush Street Interactive, Inc. (A)	1,049	6,829
Sabre Corp. (A)	6,456	15,624
Shake Shack, Inc., Class A (A)	668	69,492
Six Flags Entertainment Corp. (A)	1,387	36,506
Soho House & Company, Inc. (A)	1,226	6,951
Sonder Holdings, Inc. (A)	202	598
Starbucks Corp.	19,443	1,776,896
Sweetgreen, Inc., Class A (A)	1,683	42,513

281

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Target Hospitality Corp. (A)	1,732	$18,827
Texas Roadhouse, Inc.	1,118	172,697
The Cheesecake Factory, Inc.	892	32,246
The Wendy's Company	3,468	65,337
Travel + Leisure Company	1,360	66,586
United Parks & Resorts, Inc. (A)	1,089	61,213
Vacasa, Inc. (A)	219	1,494
Vail Resorts, Inc.	655	145,954
Wingstop, Inc.	506	185,398
Wyndham Hotels & Resorts, Inc.	1,417	108,755
Wynn Resorts, Ltd.	1,932	197,508
Xponential Fitness, Inc., Class A (A)	517	8,551
Yum! Brands, Inc.	4,756	659,419
		20,459,922
Household durables – 0.5%
Bassett Furniture Industries, Inc.	199	2,937
Beazer Homes USA, Inc. (A)	450	14,760
Cavco Industries, Inc. (A)	155	61,854
Century Communities, Inc.	552	53,268
D.R. Horton, Inc.	5,749	945,998
Dream Finders Homes, Inc., Class A (A)	686	29,999
Ethan Allen Interiors, Inc.	426	14,727
Flexsteel Industries, Inc.	139	5,185
GoPro, Inc., Class A (A)	2,431	5,421
Green Brick Partners, Inc. (A)	849	51,135
Hamilton Beach Brands Holding Company, Class A	205	4,994
Hamilton Beach Brands Holding Company, Class B	241	5,871
Helen of Troy, Ltd. (A)	403	46,442
Hooker Furnishings Corp.	257	6,171
Hovnanian Enterprises, Inc., Class A (A)	111	17,420
Installed Building Products, Inc.	498	128,848
iRobot Corp. (A)	489	4,284
KB Home	1,321	93,632
Landsea Homes Corp. (A)	541	7,861
La-Z-Boy, Inc.	740	27,839
Legacy Housing Corp. (A)	491	10,566
Leggett & Platt, Inc.	2,187	41,881
Lennar Corp., Class A	4,288	737,450
LGI Homes, Inc. (A)	402	46,781
Lifetime Brands, Inc.	274	2,872
Live Ventures, Inc. (A)	20	539
M/I Homes, Inc. (A)	450	61,331
MDC Holdings, Inc.	1,179	74,171
Meritage Homes Corp.	609	106,855
Mohawk Industries, Inc. (A)	1,079	141,230
Newell Brands, Inc.	7,038	56,515
NVR, Inc. (A)	56	453,598
PulteGroup, Inc.	3,689	444,967
Purple Innovation, Inc.	1,862	3,240
SharkNinja, Inc.	2,356	146,755
Skyline Champion Corp. (A)	980	83,310
Snap One Holdings Corp. (A)	1,112	9,585
Sonos, Inc. (A)	2,163	41,227
Taylor Morrison Home Corp. (A)	1,795	111,595
Tempur Sealy International, Inc.	2,895	164,494
The Lovesac Company (A)	280	6,328
Toll Brothers, Inc.	1,782	230,537
TopBuild Corp. (A)	536	236,231
Traeger, Inc. (A)	2,091	5,290
Tri Pointe Homes, Inc. (A)	1,571	60,735
Tupperware Brands Corp. (A)	610	817
United Homes Group, Inc. (A)	180	1,258
Universal Electronics, Inc. (A)	236	2,362
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Vizio Holding Corp., Class A (A)	2,079	$22,744
VOXX International Corp. (A)	506	4,129
Whirlpool Corp.	915	109,461
Worthington Enterprises, Inc.	815	50,717
		4,998,217
Leisure products – 0.1%
Acushnet Holdings Corp.	1,122	73,996
American Outdoor Brands, Inc. (A)	307	2,702
AMMO, Inc. (A)	1,841	5,063
Brunswick Corp.	1,164	112,349
Clarus Corp.	550	3,713
Escalade, Inc.	328	4,510
Funko, Inc., Class A (A)	815	5,086
Hasbro, Inc.	2,355	133,105
JAKKS Pacific, Inc. (A)	134	3,310
Johnson Outdoors, Inc., Class A	178	8,208
Latham Group, Inc. (A)	1,897	7,512
Malibu Boats, Inc., Class A (A)	367	15,884
Marine Products Corp.	742	8,719
MasterCraft Boat Holdings, Inc. (A)	348	8,255
Mattel, Inc. (A)	6,064	120,128
Peloton Interactive, Inc., Class A (A)	5,871	25,157
Polaris, Inc.	955	95,615
Smith & Wesson Brands, Inc.	903	15,676
Solo Brands, Inc., Class A (A)	944	2,048
SRM Entertainment, Inc. (A)	170	270
Sturm Ruger & Company, Inc.	325	14,999
Topgolf Callaway Brands Corp. (A)	3,178	51,388
Vista Outdoor, Inc. (A)	980	32,124
YETI Holdings, Inc. (A)	1,473	56,784
		806,601
Specialty retail – 2.1%
1-800-Flowers.com, Inc., Class A (A)	562	6,086
Abercrombie & Fitch Company, Class A (A)	842	105,528
Academy Sports & Outdoors, Inc.	1,278	86,316
Advance Auto Parts, Inc.	1,014	86,281
American Eagle Outfitters, Inc.	3,303	85,184
America's Car-Mart, Inc. (A)	117	7,473
Arhaus, Inc.	962	14,805
Arko Corp.	1,801	10,266
Asbury Automotive Group, Inc. (A)	359	84,645
AutoNation, Inc. (A)	735	121,701
AutoZone, Inc. (A)	308	970,708
Bath & Body Works, Inc.	3,879	194,028
Best Buy Company, Inc.	3,678	301,706
Beyond, Inc. (A)	765	27,471
Big 5 Sporting Goods Corp.	321	1,130
Boot Barn Holdings, Inc. (A)	511	48,622
Brilliant Earth Group, Inc., Class A (A)	312	933
Build-A-Bear Workshop, Inc.	196	5,855
Burlington Stores, Inc. (A)	1,103	256,106
Caleres, Inc.	581	23,838
Camping World Holdings, Inc., Class A	715	19,913
CarMax, Inc. (A)	2,689	234,239
Carvana Company (A)(B)	1,933	169,930
Chewy, Inc., Class A (A)	2,085	33,172
Citi Trends, Inc. (A)	105	2,849
Conn's, Inc. (A)	510	1,709
Designer Brands, Inc., Class A	872	9,531
Destination XL Group, Inc. (A)	773	2,783
Dick's Sporting Goods, Inc.	1,039	233,630
Duluth Holdings, Inc., Class B (A)	700	3,430
Envela Corp. (A)	290	1,340
EVgo, Inc. (A)(B)	1,776	4,458

282

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Five Below, Inc. (A)	951	$172,492
Floor & Decor Holdings, Inc., Class A (A)	1,801	233,446
Foot Locker, Inc.	1,586	45,201
GameStop Corp., Class A (A)(B)	5,203	65,142
Genesco, Inc. (A)	197	5,544
Group 1 Automotive, Inc.	231	67,505
Grove Collaborative Holdings (A)	525	877
GrowGeneration Corp. (A)	1,030	2,946
Guess?, Inc.	938	29,519
Haverty Furniture Companies, Inc.	273	9,315
Hibbett, Inc.	222	17,052
Jjill, Inc. (A)	116	3,709
Kirkland's, Inc. (A)	147	354
Lands' End, Inc. (A)	492	5,358
Lazydays Holdings, Inc. (A)	227	915
Leslie's, Inc. (A)	3,127	20,326
Lithia Motors, Inc.	463	139,298
LL Flooring Holdings, Inc. (A)	631	1,155
Lowe's Companies, Inc.	9,787	2,493,043
MarineMax, Inc. (A)	323	10,743
Monro, Inc.	568	17,915
Murphy USA, Inc.	362	151,750
National Vision Holdings, Inc. (A)	1,337	29,628
OneWater Marine, Inc., Class A (A)	187	5,264
O'Reilly Automotive, Inc. (A)	1,023	1,154,844
Penske Automotive Group, Inc.	1,129	182,887
Petco Health & Wellness Company, Inc. (A)	4,065	9,268
PetMed Express, Inc.	391	1,873
Revolve Group, Inc. (A)	697	14,755
RH (A)	356	123,981
Ross Stores, Inc.	5,791	849,887
RumbleON, Inc., Class B (A)	281	1,815
Sally Beauty Holdings, Inc. (A)	1,774	22,033
Shoe Carnival, Inc.	500	18,320
Signet Jewelers, Ltd.	762	76,253
Sleep Number Corp. (A)	378	6,059
Sonic Automotive, Inc., Class A	415	23,630
Sportsman's Warehouse Holdings, Inc. (A)	611	1,900
Stitch Fix, Inc., Class A (A)	1,692	4,467
The Aaron's Company, Inc.	635	4,763
The Buckle, Inc.	804	32,377
The Cato Corp., Class A	469	2,706
The Children's Place, Inc. (A)	202	2,331
The Container Store Group, Inc. (A)	887	1,011
The Gap, Inc.	6,223	171,444
The Home Depot, Inc.	16,959	6,505,472
The ODP Corp. (A)	730	38,727
The RealReal, Inc. (A)	2,001	7,824
The TJX Companies, Inc.	19,430	1,970,591
ThredUp, Inc., Class A (A)	1,553	3,106
Tile Shop Holdings, Inc. (A)	357	2,510
Tilly's, Inc., Class A (A)	296	2,013
Torrid Holdings, Inc. (A)(B)	1,698	8,286
Tractor Supply Company	1,847	483,397
Ulta Beauty, Inc. (A)	838	438,173
Upbound Group, Inc.	1,004	35,351
Urban Outfitters, Inc. (A)	1,562	67,822
Valvoline, Inc. (A)	2,301	102,556
Victoria's Secret & Company (A)	1,346	26,085
Vroom, Inc. (A)	27	363
Warby Parker, Inc., Class A (A)	1,643	22,361
Wayfair, Inc., Class A (A)	1,530	103,856
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Williams-Sonoma, Inc.	1,081	$343,250
Winmark Corp.	60	21,702
Zumiez, Inc. (A)	371	5,635
		19,579,847
Textiles, apparel and luxury goods – 0.5%
Carter's, Inc.	599	50,723
Columbia Sportswear Company	1,031	83,697
Crocs, Inc. (A)	1,046	150,415
Deckers Outdoor Corp. (A)	443	416,978
Delta Apparel, Inc. (A)	81	242
Figs, Inc., Class A (A)	2,725	13,571
G-III Apparel Group, Ltd. (A)	722	20,945
Hanesbrands, Inc. (A)	5,901	34,226
Kontoor Brands, Inc.	919	55,370
Levi Strauss & Company, Class A	1,731	34,603
Lululemon Athletica, Inc. (A)	2,061	805,130
Movado Group, Inc.	291	8,128
NIKE, Inc., Class B	20,814	1,956,100
Oxford Industries, Inc.	276	31,022
PVH Corp.	1,049	147,500
Ralph Lauren Corp.	679	127,489
Rocky Brands, Inc.	90	2,442
Skechers USA, Inc., Class A (A)	2,270	139,060
Steven Madden, Ltd.	1,321	55,852
Superior Group of Companies, Inc.	407	6,724
Tapestry, Inc.	3,835	182,086
Under Armour, Inc., Class A (A)	6,449	47,594
Under Armour, Inc., Class C (A)	358	2,556
Unifi, Inc. (A)	438	2,624
Vera Bradley, Inc. (A)	673	4,576
VF Corp.	6,636	101,796
Wolverine World Wide, Inc.	1,318	14,775
		4,496,224
		98,589,855
Consumer staples – 5.9%
Beverages – 1.3%
Brown-Forman Corp., Class B	5,315	274,360
Celsius Holdings, Inc. (A)	3,935	326,290
Coca-Cola Consolidated, Inc.	141	119,344
Constellation Brands, Inc., Class A	3,105	843,815
Keurig Dr. Pepper, Inc.	23,738	728,044
MGP Ingredients, Inc.	372	32,040
Molson Coors Beverage Company, Class B	3,370	226,633
Monster Beverage Corp. (A)	17,826	1,056,725
National Beverage Corp. (A)	1,586	75,272
PepsiCo, Inc.	23,369	4,089,809
The Boston Beer Company, Inc., Class A (A)	171	52,056
The Coca-Cola Company	73,405	4,490,918
The Duckhorn Portfolio, Inc. (A)	1,957	18,220
The Vita Coco Company, Inc. (A)	939	22,940
Zevia PBC, Class A (A)	777	909
		12,357,375
Consumer staples distribution and retail – 2.1%
Albertsons Companies, Inc., Class A	9,731	208,633
BJ's Wholesale Club Holdings, Inc. (A)	2,282	172,633
Casey's General Stores, Inc.	631	200,942
Costco Wholesale Corp.	7,514	5,504,982
Dollar General Corp.	3,735	582,884
Dollar Tree, Inc. (A)	3,736	497,448
Grocery Outlet Holding Corp. (A)	1,667	47,976
Ingles Markets, Inc., Class A	254	19,477
Natural Grocers by Vitamin Cottage, Inc.	475	8,574

283

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples distribution and retail (continued)
Performance Food Group Company (A)	2,633	$196,527
PriceSmart, Inc.	525	44,100
SpartanNash Company	638	12,894
Sprouts Farmers Market, Inc. (A)	1,774	114,388
Sysco Corp.	8,554	694,414
Target Corp.	7,828	1,387,200
The Andersons, Inc.	652	37,405
The Chefs' Warehouse, Inc. (A)	665	25,044
The Kroger Company	12,157	694,529
U.S. Foods Holding Corp. (A)	4,161	224,569
United Natural Foods, Inc. (A)	998	11,467
Village Super Market, Inc., Class A	305	8,726
Walgreens Boots Alliance, Inc.	14,627	317,260
Walmart, Inc.	137,058	8,246,780
Weis Markets, Inc.	464	29,882
		19,288,734
Food products – 0.9%
Alico, Inc.	182	5,329
Archer-Daniels-Midland Company	9,145	574,397
B&G Foods, Inc. (B)	1,224	14,003
Beyond Meat, Inc. (A)(B)	1,108	9,174
BranchOut Food, Inc. (A)	56	101
BRC, Inc., Class A (A)(B)	952	4,075
Bunge Global SA	2,548	261,221
Calavo Growers, Inc.	340	9,455
Cal-Maine Foods, Inc.	745	43,843
Campbell Soup Company	5,045	224,250
Conagra Brands, Inc.	8,003	237,209
Darling Ingredients, Inc. (A)	2,724	126,693
Dole PLC	1,376	16,416
Farmer Brothers Company (A)	162	578
Flowers Foods, Inc.	3,522	83,648
Forafric Global PLC (A)	356	3,688
Fresh Del Monte Produce, Inc.	851	22,049
Freshpet, Inc. (A)	815	94,426
General Mills, Inc.	9,889	691,933
Hormel Foods Corp.	9,341	325,907
Ingredion, Inc.	1,094	127,834
J&J Snack Foods Corp.	325	46,982
John B Sanfilippo & Son, Inc.	166	17,583
Kellanova	5,794	331,938
Lamb Weston Holdings, Inc.	2,471	263,236
Lancaster Colony Corp.	463	96,133
Lifeway Foods, Inc. (A)	167	2,876
Limoneira Company	387	7,570
Mama's Creations, Inc. (A)	413	2,065
McCormick & Company, Inc.	4,278	328,593
Mission Produce, Inc. (A)	1,061	12,594
Mondelez International, Inc., Class A	23,072	1,615,040
Pilgrim's Pride Corp. (A)	4,013	137,726
Post Holdings, Inc. (A)	1,024	108,831
Real Good Food Company, Inc. (A)	471	170
Seaboard Corp.	19	61,254
Seneca Foods Corp., Class A (A)	139	7,909
The Hain Celestial Group, Inc. (A)	1,558	12,246
The Hershey Company	2,559	497,726
The J.M. Smucker Company	1,797	226,188
The Kraft Heinz Company	20,764	766,192
The Simply Good Foods Company (A)	1,681	57,204
Tootsie Roll Industries, Inc.	756	24,215
TreeHouse Foods, Inc. (A)	936	36,457
Tyson Foods, Inc., Class A	4,852	284,958
Utz Brands, Inc.	1,319	24,322
Vital Farms, Inc. (A)	628	14,601
Westrock Coffee Company (A)(B)	1,497	15,464
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Whole Earth Brands, Inc. (A)	663	$3,202
WK Kellogg Company	1,404	26,395
		7,905,899
Household products – 1.0%
Central Garden & Pet Company, Class A (A)	1,151	42,495
Church & Dwight Company, Inc.	4,182	436,224
Colgate-Palmolive Company	13,999	1,260,610
Energizer Holdings, Inc.	1,190	35,034
Kimberly-Clark Corp.	5,721	740,011
Oil-Dri Corp. of America	119	8,873
Reynolds Consumer Products, Inc.	3,527	100,731
Spectrum Brands Holdings, Inc.	679	60,438
The Clorox Company	2,094	320,612
The Procter & Gamble Company	39,998	6,489,676
WD-40 Company	231	58,515
		9,553,219
Personal care products – 0.2%
BellRing Brands, Inc. (A)	2,190	129,276
Coty, Inc., Class A (A)	15,091	180,488
e.l.f. Beauty, Inc. (A)	917	179,760
Edgewell Personal Care Company	876	33,849
Herbalife, Ltd. (A)	1,740	17,487
Inter Parfums, Inc.	538	75,594
Kenvue, Inc.	32,547	698,459
Lifevantage Corp.	67	405
Medifast, Inc.	188	7,204
Nature's Sunshine Products, Inc. (A)	585	12,150
Nu Skin Enterprises, Inc., Class A	854	11,811
Olaplex Holdings, Inc. (A)	11,283	21,663
The Beauty Health Company (A)	2,356	10,461
The Estee Lauder Companies, Inc., Class A	3,950	608,893
The Honest Company, Inc. (A)	1,445	5,852
USANA Health Sciences, Inc. (A)	350	16,975
Waldencast PLC, Class A (A)(B)	1,714	11,141
		2,021,468
Tobacco – 0.4%
Altria Group, Inc.	30,004	1,308,774
Ispire Technology, Inc. (A)	898	5,505
Philip Morris International, Inc.	26,317	2,411,164
Turning Point Brands, Inc.	333	9,757
Universal Corp.	426	22,033
Vector Group, Ltd.	2,598	28,474
		3,785,707
		54,912,402
Energy – 3.9%
Energy equipment and services – 0.4%
Archrock, Inc.	2,767	54,427
Atlas Energy Solutions, Inc.	1,694	38,318
Baker Hughes Company	17,176	575,396
Bristow Group, Inc. (A)	434	11,805
Cactus, Inc., Class A	1,108	55,500
ChampionX Corp.	3,351	120,267
Core Laboratories, Inc.	706	12,058
Diamond Offshore Drilling, Inc. (A)	1,475	20,119
DMC Global, Inc. (A)	314	6,120
Dril-Quip, Inc. (A)	654	14,735
Energy Services of America Corp.	134	1,106
Expro Group Holdings NV (A)	1,853	37,004
Forum Energy Technologies, Inc. (A)	95	1,898
Geospace Technologies Corp. (A)	128	1,688
Halliburton Company	15,274	602,101

284

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Helix Energy Solutions Group, Inc. (A)	2,742	$29,723
Helmerich & Payne, Inc.	1,763	74,152
KLX Energy Services Holdings, Inc. (A)	168	1,300
Kodiak Gas Services, Inc.	1,159	31,687
Liberty Energy, Inc.	2,877	59,611
Mammoth Energy Services, Inc. (A)	729	2,654
Nabors Industries, Ltd. (A)	160	13,781
National Energy Services Reunited Corp. (A)	308	2,464
Natural Gas Services Group, Inc. (A)	113	2,196
Newpark Resources, Inc. (A)	1,689	12,195
Nine Energy Service, Inc. (A)(B)	508	1,138
NOV, Inc.	6,635	129,515
Oceaneering International, Inc. (A)	1,715	40,131
Oil States International, Inc. (A)	1,266	7,799
Patterson-UTI Energy, Inc.	7,055	84,237
Profire Energy, Inc. (A)	196	363
ProFrac Holding Corp., Class A (A)	2,818	23,558
ProPetro Holding Corp. (A)	1,736	14,027
Ranger Energy Services, Inc.	274	3,093
RPC, Inc.	3,715	28,754
Schlumberger, Ltd.	24,128	1,322,456
SEACOR Marine Holdings, Inc. (A)	374	5,214
Select Water Solutions, Inc.	1,836	16,946
Smart Sand, Inc. (A)	446	852
Solaris Oilfield Infrastructure, Inc., Class A	160	1,387
TETRA Technologies, Inc. (A)	1,874	8,302
Tidewater, Inc. (A)	880	80,960
U.S. Silica Holdings, Inc. (A)	1,120	13,899
USA Compression Partners LP	325	8,668
Valaris, Ltd. (A)	1,240	93,322
Weatherford International PLC (A)	1,215	140,235
		3,807,161
Oil, gas and consumable fuels – 3.5%
Aemetis, Inc. (A)	638	3,822
American Resources Corp. (A)	1,063	1,499
Amplify Energy Corp. (A)	487	3,219
Antero Midstream Corp.	7,998	112,452
Antero Resources Corp. (A)	5,112	148,248
APA Corp.	5,181	178,123
Ardmore Shipping Corp.	494	8,111
Baytex Energy Corp.	2,142	7,775
Berry Corp.	547	4,403
California Resources Corp.	1,147	63,200
Callon Petroleum Company (A)	1,113	39,801
Centrus Energy Corp., Class A (A)	232	9,635
Cheniere Energy, Inc.	4,081	658,184
Chesapeake Energy Corp. (B)	2,234	198,446
Chevron Corp.	33,063	5,215,358
Chord Energy Corp.	673	119,956
Civitas Resources, Inc.	1,569	119,103
Clean Energy Fuels Corp. (A)	3,925	10,519
CNX Resources Corp. (A)	2,780	65,942
Comstock Resources, Inc.	4,682	43,449
ConocoPhillips	20,328	2,587,348
CONSOL Energy, Inc.	572	47,911
Coterra Energy, Inc.	12,805	357,003
Crescent Energy Company, Class A	1,330	15,827
CrossAmerica Partners LP	406	9,253
CVR Energy, Inc.	1,658	59,124
Delek Logistics Partners LP	100	4,099
Delek US Holdings, Inc.	1,194	36,704
Devon Energy Corp.	10,906	547,263
Diamondback Energy, Inc.	3,023	599,068
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Dorchester Minerals LP	322	$10,858
Dorian LPG, Ltd.	704	27,076
DT Midstream, Inc.	1,562	95,438
Empire Petroleum Corp. (A)(B)	414	2,116
Encore Energy Corp. (A)(B)	2,459	10,770
Energy Transfer LP	455	7,157
EOG Resources, Inc.	9,866	1,261,269
EQT Corp.	6,980	258,749
Equitrans Midstream Corp.	7,277	90,890
Evolution Petroleum Corp.	128	786
Excelerate Energy, Inc., Class A	304	4,870
Exxon Mobil Corp.	68,627	7,977,202
FutureFuel Corp.	986	7,937
Genesis Energy LP	454	5,048
Global Partners LP	158	7,012
Granite Ridge Resources, Inc.	2,083	13,540
Green Plains, Inc. (A)	1,075	24,854
Gulfport Energy Corp. (A)	303	48,516
Hallador Energy Company (A)	431	2,297
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	5,216	796,170
Hess Midstream LP, Class A	142	5,130
HF Sinclair Corp.	3,093	186,724
HighPeak Energy, Inc. (B)	281	4,431
International Seaways, Inc.	788	41,922
Kimbell Royalty Partners LP	1,094	16,979
Kinder Morgan, Inc.	37,496	687,677
Kinetik Holdings, Inc.	825	32,893
Kosmos Energy, Ltd. (A)	7,764	46,273
Lightbridge Corp. (A)	191	563
Magnolia Oil & Gas Corp., Class A (B)	3,178	82,469
Marathon Oil Corp.	10,194	288,898
Marathon Petroleum Corp.	6,751	1,360,327
Matador Resources Company	1,994	133,139
Murphy Oil Corp.	2,547	116,398
NACCO Industries, Inc., Class A	132	3,986
Natural Resource Partners LP	59	5,428
New Fortress Energy, Inc. (B)	3,486	106,637
Next Bridge Hydrocarbons, Inc. (A)(C)	2,456	639
NextDecade Corp. (A)	4,380	24,878
Northern Oil and Gas, Inc.	1,469	58,290
Occidental Petroleum Corp.	15,013	975,695
ONEOK, Inc.	9,836	788,552
OPAL Fuels, Inc., Class A (A)	419	2,103
Overseas Shipholding Group, Inc., Class A	726	4,646
Ovintiv, Inc.	4,594	238,429
Par Pacific Holdings, Inc. (A)	980	36,319
PBF Energy, Inc., Class A	2,149	123,718
Peabody Energy Corp.	2,328	56,477
Permian Resources Corp.	8,560	151,170
Phillips 66	7,529	1,229,787
Pioneer Natural Resources Company	3,952	1,037,400
PrimeEnergy Resources Corp. (A)	2	201
Range Resources Corp.	4,124	141,989
REX American Resources Corp. (A)	379	22,251
Riley Exploration Permian, Inc.	305	10,065
Ring Energy, Inc. (A)	2,196	4,304
SandRidge Energy, Inc.	486	7,081
SFL Corp., Ltd.	2,278	30,024
SilverBow Resources, Inc. (A)	380	12,973
Sitio Royalties Corp., Class A	1,303	32,210
SM Energy Company	2,008	100,099
Southwestern Energy Company (A)	18,673	141,541
Talos Energy, Inc. (A)	2,073	28,877

285

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Targa Resources Corp.	3,784	$423,770
Teekay Corp. (A)	2,030	14,778
Tellurian, Inc. (A)(B)	9,089	6,011
Texas Pacific Land Corp.	393	227,354
The Williams Companies, Inc.	20,517	799,547
Uranium Energy Corp. (A)	6,357	42,910
VAALCO Energy, Inc.	1,457	10,155
Valero Energy Corp.	5,972	1,019,361
Vertex Energy, Inc. (A)	1,493	2,090
Viper Energy, Inc.	515	19,807
Vital Energy, Inc. (A)	448	23,538
Vitesse Energy, Inc.	455	10,797
W&T Offshore, Inc.	2,125	5,631
World Kinect Corp.	1,088	28,778
		32,941,519
		36,748,680
Financials – 13.6%
Banks – 3.5%
1st Source Corp.	500	26,210
ACNB Corp.	46	1,730
Amalgamated Financial Corp.	337	8,088
Amerant Bancorp, Inc.	649	15,115
American National Bankshares, Inc.	218	10,412
Ameris Bancorp	1,207	58,395
Ames National Corp.	260	5,247
Arrow Financial Corp.	409	10,233
Associated Banc-Corp.	2,550	54,851
Atlantic Union Bankshares Corp.	1,383	48,834
Axos Financial, Inc. (A)	1,046	56,526
Banc of California, Inc.	2,584	39,303
BancFirst Corp.	540	47,536
Bank First Corp.	146	12,654
Bank of America Corp.	134,812	5,112,071
Bank of Hawaii Corp. (B)	678	42,300
Bank of Marin Bancorp	328	5,501
Bank OZK	1,946	88,465
Bank7 Corp.	59	1,664
BankFinancial Corp.	481	5,051
BankUnited, Inc.	1,357	37,996
Bankwell Financial Group, Inc.	211	5,473
Banner Corp.	610	29,280
Bar Harbor Bankshares	409	10,830
BayCom Corp.	336	6,925
BCB Bancorp, Inc.	437	4,567
Berkshire Hills Bancorp, Inc.	847	19,413
Blue Foundry Bancorp (A)	99	927
Blue Ridge Bankshares, Inc.	277	745
BOK Financial Corp.	1,125	103,500
Bridgewater Bancshares, Inc. (A)	655	7,624
Brookline Bancorp, Inc.	2,130	21,215
Burke & Herbert Financial Services Corp.	96	5,379
Business First Bancshares, Inc.	293	6,528
Byline Bancorp, Inc.	787	17,094
C&F Financial Corp.	3	147
Cadence Bank	3,163	91,727
California BanCorp (A)	6	132
Cambridge Bancorp	93	6,339
Camden National Corp.	332	11,129
Capital City Bank Group, Inc.	400	11,080
Capitol Federal Financial, Inc.	1,954	11,646
Capstar Financial Holdings, Inc.	374	7,517
Carter Bankshares, Inc. (A)	91	1,150
Cathay General Bancorp	1,047	39,608
Central Pacific Financial Corp.	579	11,435
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Chemung Financial Corp.	36	$1,529
ChoiceOne Financial Services, Inc.	26	711
Citigroup, Inc.	32,629	2,063,458
Citizens & Northern Corp.	324	6,085
Citizens Financial Group, Inc.	7,910	287,054
Citizens Financial Services, Inc.	32	1,574
City Holding Company	280	29,182
Civista Bancshares, Inc.	342	5,260
CNB Financial Corp.	426	8,686
Coastal Financial Corp. (A)	164	6,375
Codorus Valley Bancorp, Inc.	267	6,077
Columbia Banking System, Inc.	3,639	70,415
Columbia Financial, Inc. (A)	1,909	32,854
Comerica, Inc.	2,165	119,053
Commerce Bancshares, Inc.	2,233	118,796
Community Bank System, Inc.	864	41,498
Community Trust Bancorp, Inc.	310	13,222
Community West Bancshares	295	5,868
ConnectOne Bancorp, Inc.	882	17,199
CrossFirst Bankshares, Inc. (A)	504	6,975
Cullen/Frost Bankers, Inc.	1,087	122,364
Customers Bancorp, Inc. (A)	501	26,583
CVB Financial Corp.	2,219	39,587
Dime Community Bancshares, Inc.	776	14,946
Eagle Bancorp, Inc.	547	12,849
East West Bancorp, Inc.	2,372	187,649
Eastern Bankshares, Inc.	2,956	40,734
Enterprise Bancorp, Inc.	293	7,609
Enterprise Financial Services Corp.	742	30,096
Equity Bancshares, Inc., Class A	331	11,376
Esquire Financial Holdings, Inc.	215	10,206
Farmers & Merchants Bancorp, Inc.	119	2,653
Farmers National Banc Corp.	190	2,538
FB Financial Corp.	908	34,195
Fidelity D&D Bancorp, Inc.	44	2,131
Fifth Third Bancorp	11,483	427,282
Financial Institutions, Inc.	396	7,453
First Bancorp (North Carolina)	684	24,706
First Bancorp (Puerto Rico)	3,172	55,637
First Bank	7	96
First Busey Corp.	1,120	26,936
First Citizens BancShares, Inc., Class A	229	374,415
First Commonwealth Financial Corp.	1,842	25,641
First Community Bankshares, Inc.	247	8,554
First Financial Bancorp	1,737	38,944
First Financial Bankshares, Inc.	2,447	80,286
First Financial Corp.	283	10,847
First Foundation, Inc.	847	6,395
First Guaranty Bancshares, Inc.	60	609
First Hawaiian, Inc.	2,278	50,025
First Horizon Corp.	9,462	145,715
First Internet Bancorp	220	7,643
First Interstate BancSystem, Inc., Class A	1,855	50,475
First Merchants Corp.	955	33,330
First Mid Bancshares, Inc.	182	5,948
First Western Financial, Inc. (A)	37	539
Five Star Bancorp	96	2,160
Flushing Financial Corp.	465	5,864
FNB Corp.	5,943	83,796
Fulton Financial Corp.	2,397	38,088
FVCBankcorp, Inc. (A)	533	6,492
German American Bancorp, Inc.	635	21,996
Glacier Bancorp, Inc.	1,905	76,733
Great Southern Bancorp, Inc.	260	14,253

286

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Greene County Bancorp, Inc.	263	$7,572
Guaranty Bancshares, Inc.	278	8,440
Hancock Whitney Corp.	1,414	65,101
Hanmi Financial Corp.	645	10,268
HarborOne Bancorp, Inc.	1,175	12,526
HBT Financial, Inc.	263	5,008
Heartland Financial USA, Inc.	771	27,101
Heritage Commerce Corp.	1,034	8,872
Heritage Financial Corp.	708	13,728
Hilltop Holdings, Inc.	1,026	32,134
Home Bancorp, Inc.	185	7,087
Home BancShares, Inc.	3,307	81,253
HomeStreet, Inc.	395	5,945
HomeTrust Bancshares, Inc.	65	1,777
Hope Bancorp, Inc.	2,344	26,979
Horizon Bancorp, Inc.	928	11,906
Huntington Bancshares, Inc.	24,317	339,222
Independent Bank Corp. (Massachusetts)	711	36,986
Independent Bank Corp. (Michigan)	491	12,447
Independent Bank Group, Inc.	753	34,374
International Bancshares Corp.	997	55,972
Investar Holding Corp.	319	5,219
John Marshall Bancorp, Inc.	165	2,957
JPMorgan Chase & Co.	49,297	9,874,189
Kearny Financial Corp.	1,435	9,241
KeyCorp	15,731	248,707
Lakeland Bancorp, Inc.	1,308	15,827
Lakeland Financial Corp.	456	30,242
Live Oak Bancshares, Inc.	804	33,374
M&T Bank Corp.	2,813	409,123
Macatawa Bank Corp.	926	9,066
Mercantile Bank Corp.	362	13,933
Metrocity Bankshares, Inc.	190	4,742
Metropolitan Bank Holding Corp. (A)	184	7,084
Middlefield Banc Corp.	15	358
Midland States Bancorp, Inc.	539	13,545
MidWestOne Financial Group, Inc.	336	7,876
MVB Financial Corp.	285	6,358
National Bank Holdings Corp., Class A	697	25,141
National Bankshares, Inc.	168	5,613
NBT Bancorp, Inc.	714	26,190
New York Community Bancorp, Inc. (B)	12,121	39,030
Nicolet Bankshares, Inc.	223	19,176
Northeast Bank	72	3,984
Northfield Bancorp, Inc.	1,000	9,720
Northrim BanCorp, Inc.	150	7,577
Northwest Bancshares, Inc.	2,105	24,523
Norwood Financial Corp.	211	5,741
NU Holdings, Ltd., Class A (A)	61,149	729,508
OceanFirst Financial Corp.	1,155	18,954
OFG Bancorp	931	34,270
Old National Bancorp	4,774	83,115
Old Second Bancorp, Inc.	816	11,293
Orange County Bancorp, Inc.	55	2,530
Origin Bancorp, Inc.	516	16,120
Pacific Premier Bancorp, Inc.	1,453	34,872
Park National Corp.	247	33,555
Pathward Financial, Inc.	521	26,300
Peapack-Gladstone Financial Corp.	397	9,659
Peoples Bancorp of North Carolina, Inc.	98	2,729
Peoples Bancorp, Inc.	711	21,053
Pinnacle Financial Partners, Inc.	1,287	110,528
Plumas Bancorp	29	1,067
Ponce Financial Group, Inc. (A)	702	6,248
Popular, Inc.	1,197	105,444
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Preferred Bank	294	$22,570
Premier Financial Corp.	804	16,321
Primis Financial Corp.	655	7,971
Princeton Bancorp, Inc.	226	6,956
Prosperity Bancshares, Inc.	1,578	103,801
Provident Bancorp, Inc. (A)	206	1,875
Provident Financial Services, Inc.	1,019	14,847
QCR Holdings, Inc.	349	21,198
RBB Bancorp	407	7,330
Red River Bancshares, Inc.	155	7,717
Regions Financial Corp.	15,788	332,180
Renasant Corp.	1,005	31,477
Republic Bancorp, Inc., Class A	350	17,850
S&T Bancorp, Inc.	768	24,637
Sandy Spring Bancorp, Inc.	750	17,385
Seacoast Banking Corp. of Florida	1,405	35,673
ServisFirst Bancshares, Inc.	918	60,918
Shore Bancshares, Inc.	488	5,612
Sierra Bancorp	373	7,535
Simmons First National Corp., Class A	2,304	44,836
South Plains Financial, Inc.	415	11,105
Southern First Bancshares, Inc. (A)	207	6,574
Southern Missouri Bancorp, Inc.	206	9,004
Southern States Bancshares, Inc.	23	596
Southside Bancshares, Inc.	667	19,496
SouthState Corp.	1,302	110,709
Stellar Bancorp, Inc.	998	24,311
Sterling Bancorp, Inc. (A)	1,248	6,440
Stock Yards Bancorp, Inc.	481	23,526
Summit Financial Group, Inc.	329	8,936
Synovus Financial Corp.	2,472	99,028
Territorial Bancorp, Inc.	238	1,918
Texas Capital Bancshares, Inc. (A)	863	53,118
TFS Financial Corp.	4,638	58,253
The Bancorp, Inc. (A)	1,009	33,761
The Bank of NT Butterfield & Son, Ltd.	696	22,265
The First Bancorp, Inc.	302	7,441
The First Bancshares, Inc.	337	8,745
The First of Long Island Corp.	570	6,321
The Hingham Institution for Savings	22	3,838
The PNC Financial Services Group, Inc.	6,755	1,091,608
Third Coast Bancshares, Inc. (A)	95	1,902
Timberland Bancorp, Inc.	79	2,127
Tompkins Financial Corp.	290	14,584
Towne Bank	1,355	38,021
TriCo Bancshares	622	22,877
Triumph Financial, Inc. (A)	443	35,139
Truist Financial Corp.	22,565	879,584
Trustmark Corp.	1,112	31,258
U.S. Bancorp	25,939	1,159,473
UMB Financial Corp.	801	69,679
United Bankshares, Inc.	2,216	79,311
United Community Banks, Inc.	1,970	51,850
Unity Bancorp, Inc.	266	7,342
Univest Financial Corp.	651	13,554
USCB Financial Holdings, Inc.	81	923
Valley National Bancorp	8,371	66,633
Veritex Holdings, Inc.	1,027	21,043
Virginia National Bankshares Corp.	22	662
WaFd, Inc.	1,407	40,845
Washington Trust Bancorp, Inc.	335	9,005
Webster Financial Corp.	2,933	148,908
Wells Fargo & Company	62,070	3,597,577
WesBanco, Inc.	1,118	33,328
West BanCorp, Inc.	410	7,310

287

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Westamerica BanCorp	365	$17,841
Western Alliance Bancorp	1,851	118,816
Western New England Bancorp, Inc.	652	5,001
Wintrust Financial Corp.	1,028	107,313
WSFS Financial Corp.	1,111	50,151
Zions Bancorp NA	2,467	107,068
		33,183,123
Capital markets – 3.1%
Affiliated Managers Group, Inc.	575	96,295
AlTi Global, Inc. (A)(B)	1,269	7,183
Ameriprise Financial, Inc.	1,732	759,378
Ares Management Corp., Class A	3,071	408,382
Artisan Partners Asset Management, Inc., Class A	1,162	53,185
AssetMark Financial Holdings, Inc. (A)	1,278	45,254
Associated Capital Group, Inc., Class A	130	4,252
B. Riley Financial, Inc. (B)	521	11,030
Bain Capital Specialty Finance, Inc.	569	8,922
Barings BDC, Inc.	1,343	12,490
BGC Group, Inc., Class A	6,413	49,829
BlackRock TCP Capital Corp.	1,316	13,726
BlackRock, Inc.	2,531	2,110,095
Blue Owl Capital, Inc.	7,652	144,317
Bridge Investment Group Holdings, Inc., Class A	617	4,226
Brightsphere Investment Group, Inc.	516	11,785
Capital Southwest Corp.	445	11,107
Carlyle Secured Lending, Inc.	398	6,479
Cboe Global Markets, Inc.	1,782	327,407
CME Group, Inc.	6,102	1,313,700
Cohen & Steers, Inc.	825	63,434
Coinbase Global, Inc., Class A (A)	3,223	854,482
Diamond Hill Investment Group, Inc.	65	10,021
Donnelley Financial Solutions, Inc. (A)	521	32,307
Evercore, Inc., Class A	649	124,991
FactSet Research Systems, Inc.	647	293,990
Federated Hermes, Inc.	1,473	53,205
Fidus Investment Corp.	537	10,600
Forge Global Holdings, Inc. (A)	2,990	5,771
Franklin Resources, Inc.	8,351	234,747
GCM Grosvenor, Inc., Class A	326	3,149
Gladstone Capital Corp.	801	8,595
Gladstone Investment Corp. (B)	740	10,530
Golub Capital BDC, Inc.	297	4,939
Hamilton Lane, Inc., Class A	644	72,617
Heritage Global, Inc. (A)	163	430
Houlihan Lokey, Inc.	861	110,372
Interactive Brokers Group, Inc., Class A	1,815	202,754
Intercontinental Exchange, Inc.	9,499	1,305,448
Invesco, Ltd.	7,425	123,181
Jefferies Financial Group, Inc.	3,627	159,951
KKR & Company, Inc.	14,548	1,463,238
Lazard, Inc.	1,838	76,957
LPL Financial Holdings, Inc.	1,295	342,139
MarketAxess Holdings, Inc.	638	139,882
MarketWise, Inc.	333	576
MidCap Financial Investment Corp.	512	7,700
Moelis & Company, Class A	1,086	61,652
Moody's Corp.	3,112	1,223,109
Morgan Stanley	28,099	2,645,802
Morningstar, Inc.	724	223,260
MSCI, Inc.	1,342	752,124
Nasdaq, Inc.	9,798	618,254
Northern Trust Corp.	3,495	310,775
Open Lending Corp. (A)	2,053	12,852
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Oppenheimer Holdings, Inc., Class A	169	$6,746
P10, Inc., Class A	510	4,294
P10, Inc., Class B	665	5,599
Patria Investments, Ltd., Class A	804	11,931
PennantPark Floating Rate Capital, Ltd.	759	8,637
PennantPark Investment Corp.	1,644	11,311
Perella Weinberg Partners	815	11,516
Piper Sandler Companies	301	59,745
PJT Partners, Inc., Class A	382	36,007
Portman Ridge Finance Corp.	262	4,973
Raymond James Financial, Inc.	3,538	454,350
Robinhood Markets, Inc., Class A (A)	13,337	268,474
S&P Global, Inc.	5,401	2,297,855
SEI Investments Company	2,164	155,592
SLR Investment Corp.	420	6,447
State Street Corp.	5,386	416,446
Stellus Capital Investment Corp.	468	6,121
StepStone Group, Inc., Class A	1,110	39,671
Stifel Financial Corp.	1,737	135,781
StoneX Group, Inc. (A)	526	36,957
T. Rowe Price Group, Inc.	3,778	460,614
The Bank of New York Mellon Corp.	13,140	757,127
The Blackstone Group, Inc.	12,036	1,581,169
The Carlyle Group, Inc.	6,064	284,462
The Charles Schwab Corp.	30,045	2,173,455
The Goldman Sachs Group, Inc.	5,584	2,332,381
TPG, Inc.	1,243	55,562
Tradeweb Markets, Inc., Class A	1,947	202,819
TriplePoint Venture Growth BDC Corp. (B)	568	5,385
Victory Capital Holdings, Inc., Class A	1,216	51,595
Virtu Financial, Inc., Class A	1,673	34,330
Virtus Investment Partners, Inc.	128	31,741
WhiteHorse Finance, Inc. (B)	557	6,907
WisdomTree, Inc.	2,831	26,017
		28,944,893
Consumer finance – 0.6%
Ally Financial, Inc.	5,047	204,858
American Express Company	12,489	2,843,620
Atlanticus Holdings Corp. (A)	234	6,924
Bread Financial Holdings, Inc.	803	29,904
Capital One Financial Corp.	6,457	961,383
Consumer Portfolio Services, Inc. (A)	274	2,071
Credit Acceptance Corp. (A)	216	119,135
Discover Financial Services	4,239	555,691
Encore Capital Group, Inc. (A)	412	18,791
Enova International, Inc. (A)	563	35,373
EZCORP, Inc., Class A (A)	1,126	12,758
FirstCash Holdings, Inc.	788	100,502
Green Dot Corp., Class A (A)	978	9,125
Janover, Inc. (A)	196	237
Katapult Holdings, Inc. (A)	67	781
LendingClub Corp. (A)	1,736	15,259
LendingTree, Inc. (A)	258	10,924
Medallion Financial Corp.	151	1,194
MoneyLion, Inc. (A)	168	11,982
Navient Corp.	2,060	35,844
Nelnet, Inc., Class A	437	41,362
NerdWallet, Inc., Class A (A)	759	11,157
OneMain Holdings, Inc.	1,956	99,932
Oportun Financial Corp. (A)	521	1,266
PRA Group, Inc. (A)	701	18,282
PROG Holdings, Inc.	872	30,032
Regional Management Corp.	205	4,963
SLM Corp.	3,985	86,833

288

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
SoFi Technologies, Inc. (A)(B)	16,154	$117,924
Synchrony Financial	7,012	302,357
Upstart Holdings, Inc. (A)(B)	1,423	38,264
World Acceptance Corp. (A)	124	17,978
		5,746,706
Financial services – 4.3%
Acacia Research Corp. (A)	1,288	6,865
Affirm Holdings, Inc. (A)	4,061	151,313
Alerus Financial Corp.	116	2,532
A-Mark Precious Metals, Inc.	482	14,793
Apollo Global Management, Inc.	9,616	1,081,319
AppTech Payments Corp. (A)	347	333
AvidXchange Holdings, Inc. (A)	3,403	44,749
Banco Latinoamericano de Comercio Exterior SA, Class E	282	8,353
Berkshire Hathaway, Inc., Class A (A)	10	6,344,400
Berkshire Hathaway, Inc., Class B (A)	22,229	9,347,739
Block, Inc. (A)	9,333	789,385
Cannae Holdings, Inc. (A)	1,206	26,821
Cantaloupe, Inc. (A)	1,078	6,932
Cass Information Systems, Inc.	256	12,332
Corebridge Financial, Inc. (B)	10,621	305,141
Corpay, Inc. (A)	1,251	385,984
Enact Holdings, Inc.	2,605	81,224
Equitable Holdings, Inc.	5,745	218,367
Euronet Worldwide, Inc. (A)	845	92,891
Federal Agricultural Mortgage Corp., Class C	173	34,060
Federal National Mortgage Association (A)	1,695	2,661
Fidelity National Information Services, Inc.	10,065	746,622
Fiserv, Inc. (A)	10,343	1,653,018
Flywire Corp. (A)	2,041	50,637
Global Payments, Inc.	4,404	588,639
i3 Verticals, Inc., Class A (A)	424	9,705
International Money Express, Inc. (A)	537	12,260
Jack Henry & Associates, Inc.	1,235	214,557
Jackson Financial, Inc., Class A	1,348	89,157
LoanDepot, Inc., Class A (A)	1,079	2,795
Marqeta, Inc., Class A (A)	8,125	48,425
Mastercard, Inc., Class A	15,860	7,637,700
Merchants Bancorp	829	35,796
MGIC Investment Corp.	4,516	100,978
Mr. Cooper Group, Inc. (A)	1,103	85,979
NCR Atleos Corp. (A)	1,141	22,535
NewtekOne, Inc.	477	5,247
NMI Holdings, Inc., Class A (A)	1,463	47,313
Ocwen Financial Corp. (A)	165	4,457
PagSeguro Digital, Ltd., Class A (A)	3,424	48,895
Paymentus Holdings, Inc., Class A (A)	578	13,150
Payoneer Global, Inc. (A)	6,129	29,787
PayPal Holdings, Inc. (A)	18,638	1,248,560
Paysign, Inc. (A)	1,105	4,044
PennyMac Financial Services, Inc.	824	75,058
Radian Group, Inc.	2,549	85,315
Remitly Global, Inc. (A)	3,097	64,232
Repay Holdings Corp. (A)	1,527	16,797
Rocket Companies, Inc., Class A (A)	499	7,260
Ryvyl, Inc. (A)	102	296
Shift4 Payments, Inc., Class A (A)	956	63,163
The Western Union Company	6,144	85,893
Toast, Inc., Class A (A)	7,003	174,515
TrustCo Bank Corp. NY	400	11,264
UWM Holdings Corp.	1,321	9,590
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financial services (continued)
Visa, Inc., Class A	27,260	$7,607,721
Voya Financial, Inc.	1,745	128,990
Walker & Dunlop, Inc.	566	57,200
WEX, Inc. (A)	722	171,497
		40,217,241
Insurance – 2.0%
Aflac, Inc.	10,089	866,242
Ambac Financial Group, Inc. (A)	676	10,566
American Coastal Insurance Corp. (A)	797	8,520
American Equity Investment Life Holding Company (A)	1,334	74,997
American Financial Group, Inc.	1,411	192,573
American International Group, Inc.	12,062	942,887
AMERISAFE, Inc.	412	20,670
Aon PLC, Class A	3,447	1,150,333
Arch Capital Group, Ltd. (A)	6,331	585,238
Arthur J. Gallagher & Company	3,667	916,897
Assurant, Inc.	893	168,098
Assured Guaranty, Ltd.	997	86,988
Axis Capital Holdings, Ltd.	1,428	92,849
Brighthouse Financial, Inc. (A)	1,236	63,703
Brown & Brown, Inc.	4,800	420,192
BRP Group, Inc., Class A (A)	1,071	30,995
Cincinnati Financial Corp.	2,646	328,554
CNA Financial Corp.	4,553	206,797
CNO Financial Group, Inc.	2,084	57,268
Crawford & Company, Class B	843	7,646
Donegal Group, Inc., Class A	786	11,114
eHealth, Inc. (A)	490	2,955
Employers Holdings, Inc.	594	26,962
Enstar Group, Ltd. (A)	268	83,284
Erie Indemnity Company, Class A	782	314,028
Everest Group, Ltd.	732	290,970
F&G Annuities & Life, Inc.	2,114	85,723
Fidelity National Financial, Inc.	4,589	243,676
First American Financial Corp.	1,708	104,273
Genworth Financial, Inc., Class A (A)	7,613	48,952
Globe Life, Inc.	1,604	186,657
GoHealth, Inc., Class A (A)	146	1,534
Goosehead Insurance, Inc., Class A (A)	399	26,581
Hagerty, Inc., Class A (A)	1,692	15,482
HCI Group, Inc.	170	19,734
Heritage Insurance Holdings, Inc. (A)	734	7,817
Hippo Holdings, Inc. (A)	410	7,491
Horace Mann Educators Corp.	841	31,109
Investors Title Company	50	8,160
James River Group Holdings, Ltd.	559	5,199
Kemper Corp.	1,124	69,598
Kingsway Financial Services, Inc. (A)	273	2,277
Kinsale Capital Group, Inc.	393	206,223
Lemonade, Inc. (A)(B)	1,177	19,315
Lincoln National Corp.	2,877	91,863
Loews Corp.	3,748	293,431
Maiden Holdings, Ltd. (A)	1,154	2,597
Markel Group, Inc. (A)	227	345,376
Marsh & McLennan Companies, Inc.	8,381	1,726,318
MBIA, Inc. (A)	1,050	7,098
Mercury General Corp.	1,013	52,271
MetLife, Inc.	12,739	944,087
National Western Life Group, Inc., Class A	56	27,550
NI Holdings, Inc. (A)	641	9,711
Old Republic International Corp.	4,621	141,957
Oscar Health, Inc., Class A (A)	3,277	48,729
Palomar Holdings, Inc. (A)	466	39,065

289

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Primerica, Inc.	609	$154,053
Principal Financial Group, Inc.	4,082	352,317
ProAssurance Corp. (A)	1,099	14,133
Prudential Financial, Inc.	6,106	716,844
Reinsurance Group of America, Inc.	1,098	211,782
RenaissanceRe Holdings, Ltd.	868	204,006
RLI Corp.	774	114,916
Root, Inc., Class A (A)	229	13,987
Ryan Specialty Holdings, Inc.	1,981	109,946
Safety Insurance Group, Inc.	323	26,547
Selective Insurance Group, Inc.	1,007	109,934
SelectQuote, Inc. (A)	2,755	5,510
SiriusPoint, Ltd. (A)	2,693	34,228
Skyward Specialty Insurance Group, Inc. (A)	586	21,922
Stewart Information Services Corp.	487	31,684
The Allstate Corp.	4,426	765,742
The Hanover Insurance Group, Inc.	581	79,115
The Hartford Financial Services Group, Inc.	5,106	526,173
The Progressive Corp.	9,929	2,053,516
The Travelers Companies, Inc.	3,861	888,571
Tiptree, Inc.	526	9,089
Trupanion, Inc. (A)(B)	706	19,493
United Fire Group, Inc.	546	11,886
Universal Insurance Holdings, Inc.	656	13,330
Unum Group	3,283	176,166
W.R. Berkley Corp.	4,337	383,564
White Mountains Insurance Group, Ltd.	44	78,949
		18,908,583
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	80	490
AGNC Investment Corp.	11,114	110,029
Angel Oak Mortgage REIT, Inc.	248	2,664
Annaly Capital Management, Inc.	8,302	163,466
Apollo Commercial Real Estate Finance, Inc.	2,544	28,340
Arbor Realty Trust, Inc.	3,040	40,280
Ares Commercial Real Estate Corp.	789	5,878
ARMOUR Residential REIT, Inc.	952	18,821
Blackstone Mortgage Trust, Inc., Class A	2,768	55,111
BrightSpire Capital, Inc.	2,589	17,838
Chicago Atlantic Real Estate Finance, Inc.	109	1,719
Chimera Investment Corp.	3,772	17,389
Claros Mortgage Trust, Inc.	2,186	21,335
Dynex Capital, Inc.	611	7,607
Ellington Financial, Inc.	880	10,393
Ellington Residential Mortgage REIT	471	3,255
Franklin BSP Realty Trust, Inc.	961	12,839
Granite Point Mortgage Trust, Inc.	1,105	5,271
Great Ajax Corp.	553	2,101
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,797	51,035
Invesco Mortgage Capital, Inc.	429	4,153
KKR Real Estate Finance Trust, Inc.	1,084	10,905
Ladder Capital Corp.	2,439	27,146
MFA Financial, Inc.	1,816	20,721
New York Mortgage Trust, Inc.	1,306	9,403
Orchid Island Capital, Inc.	563	5,028
PennyMac Mortgage Investment Trust	1,708	25,073
Ready Capital Corp.	2,537	23,163
Redwood Trust, Inc.	2,127	13,549
Rithm Capital Corp.	7,947	88,689
Starwood Property Trust, Inc.	5,131	104,313
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
TPG RE Finance Trust, Inc.	1,656	$12,784
Two Harbors Investment Corp.	1,453	19,238
		940,026
		127,940,572
Health care – 12.0%
Biotechnology – 2.3%
2seventy bio, Inc. (A)	861	4,606
4D Molecular Therapeutics, Inc. (A)	715	22,780
89bio, Inc. (A)	1,291	15,027
Aadi Bioscience, Inc. (A)	448	1,048
AbbVie, Inc.	29,936	5,451,346
Abeona Therapeutics, Inc. (A)	374	2,712
Absci Corp. (A)	1,544	8,770
ACADIA Pharmaceuticals, Inc. (A)	2,764	51,106
ACELYRIN, Inc. (A)	1,690	11,408
Achieve Life Sciences, Inc. (A)	340	1,545
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	5,181
Acrivon Therapeutics, Inc. (A)	401	2,867
Actinium Pharmaceuticals, Inc. (A)	482	3,774
Acumen Pharmaceuticals, Inc. (A)	1,496	6,059
Acurx Pharmaceuticals, Inc. (A)	299	733
Adicet Bio, Inc. (A)	778	1,828
ADMA Biologics, Inc. (A)	3,669	24,215
Aduro Biotech, Inc. (A)(C)	312	773
Adverum Biotechnologies, Inc. (A)	172	2,432
Aeon Biopharma, Inc. (A)	613	7,111
Aerovate Therapeutics, Inc. (A)	459	13,573
Agios Pharmaceuticals, Inc. (A)	969	28,334
Akebia Therapeutics, Inc. (A)(B)	2,951	5,400
Akero Therapeutics, Inc. (A)	959	24,224
Akouos, Inc. (A)(C)	504	912
Alaunos Therapeutics, Inc. (A)	267	483
Albireo Pharma, Inc. (A)(C)	301	647
Aldeyra Therapeutics, Inc. (A)	1,138	3,721
Alector, Inc. (A)	1,508	9,078
Alkermes PLC (A)	2,804	75,904
Allakos, Inc. (A)	1,473	1,856
Allogene Therapeutics, Inc. (A)	2,900	12,963
Alnylam Pharmaceuticals, Inc. (A)	2,127	317,880
Alpine Immune Sciences, Inc. (A)	980	38,847
Altimmune, Inc. (A)	866	8,816
ALX Oncology Holdings, Inc. (A)	836	9,321
Ambit Biosciences Corp. (A)(C)	515	278
Amgen, Inc.	9,069	2,578,498
Amicus Therapeutics, Inc. (A)	4,860	57,251
AnaptysBio, Inc. (A)	530	11,936
Anavex Life Sciences Corp. (A)(B)	1,400	7,126
Anika Therapeutics, Inc. (A)	288	7,315
Annexon, Inc. (A)	896	6,424
Annovis Bio, Inc. (A)(B)	176	2,094
Apellis Pharmaceuticals, Inc. (A)	2,000	117,560
Apogee Therapeutics, Inc. (A)(B)	622	41,332
Applied Therapeutics, Inc. (A)	1,285	8,738
Arbutus Biopharma Corp. (A)	2,618	6,754
Arcellx, Inc. (A)	817	56,822
Arcturus Therapeutics Holdings, Inc. (A)	445	15,028
Arcus Biosciences, Inc. (A)	1,293	24,412
Arcutis Biotherapeutics, Inc. (A)	1,627	16,124
Ardelyx, Inc. (A)	3,663	26,740
Arrowhead Pharmaceuticals, Inc. (A)	1,837	52,538
ARS Pharmaceuticals, Inc. (A)	1,994	20,379
Assembly Biosciences, Inc. (A)	73	971
Astria Therapeutics, Inc. (A)	629	8,853
aTyr Pharma, Inc. (A)	949	1,851
Aura Biosciences, Inc. (A)	851	6,680

290

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Avid Bioservices, Inc. (A)	1,088	$7,290
Avidity Biosciences, Inc. (A)	1,272	32,461
Avita Medical, Inc. (A)	399	6,396
Avrobio, Inc. (A)	384	492
Beam Therapeutics, Inc. (A)	1,374	45,397
BioAtla, Inc. (A)	872	3,000
BioCryst Pharmaceuticals, Inc. (A)	3,365	17,094
Biogen, Inc. (A)	2,458	530,019
Biohaven, Ltd. (A)	1,362	74,488
BioMarin Pharmaceutical, Inc. (A)	3,205	279,925
Biomea Fusion, Inc. (A)(B)	602	9,000
Bioxcel Therapeutics, Inc. (A)	520	1,466
Black Diamond Therapeutics, Inc. (A)(B)	960	4,867
Blueprint Medicines Corp. (A)	1,029	97,611
Bridgebio Pharma, Inc. (A)	2,749	84,999
C4 Therapeutics, Inc. (A)	807	6,593
Cabaletta Bio, Inc. (A)	668	11,396
Capricor Therapeutics, Inc. (A)	749	5,086
Cardiff Oncology, Inc. (A)	1,316	7,027
CareDx, Inc. (A)	890	9,425
Caribou Biosciences, Inc. (A)	1,504	7,731
Carisma Therapeutics, Inc. (A)	710	1,612
Catalyst Pharmaceuticals, Inc. (A)	1,778	28,341
Celcuity, Inc. (A)	382	8,251
Celldex Therapeutics, Inc. (A)	936	39,284
CEL-SCI Corp. (A)	784	1,497
Century Therapeutics, Inc. (A)	977	4,084
Cerevel Therapeutics Holdings, Inc. (A)	3,055	129,135
Checkpoint Therapeutics, Inc. (A)	395	810
Chinook Therapeutics, Inc. (A)(C)	965	376
Cibus, Inc. (A)	331	7,434
Cogent Biosciences, Inc. (A)	1,512	10,161
Coherus Biosciences, Inc. (A)	1,807	4,319
Compass Therapeutics, Inc. (A)	2,271	4,497
Concert Pharmaceuticals, Inc. (A)(C)	1,064	394
Corbus Pharmaceuticals Holdings, Inc. (A)	70	2,747
Corvus Pharmaceuticals, Inc. (A)	733	1,305
Coya Therapeutics, Inc. (A)	129	1,280
Crinetics Pharmaceuticals, Inc. (A)	1,129	52,848
Cue Biopharma, Inc. (A)	664	1,255
Cullinan Oncology, Inc. (A)	722	12,303
Curis, Inc. (A)	100	1,087
Cyteir Therapeutics, Inc. (A)	445	1,339
Cytokinetics, Inc. (A)	1,628	114,139
CytomX Therapeutics, Inc. (A)	1,192	2,599
Day One Biopharmaceuticals, Inc. (A)	1,493	24,664
Decibel Therapeutics, Inc. (A)(C)	543	494
Deciphera Pharmaceuticals, Inc. (A)	1,351	21,251
Denali Therapeutics, Inc. (A)	2,406	49,371
DermTech, Inc. (A)	588	413
Design Therapeutics, Inc. (A)	983	3,961
DiaMedica Therapeutics, Inc. (A)	576	1,596
Dianthus Therapeutics, Inc. (A)	297	8,910
Disc Medicine, Inc. (A)	422	26,274
Dynavax Technologies Corp. (A)	2,167	26,892
Dyne Therapeutics, Inc. (A)	1,032	29,298
Eagle Pharmaceuticals, Inc. (A)	259	1,357
Editas Medicine, Inc. (A)	1,375	10,203
EFFECTOR Therapeutics, Inc. (A)	48	691
Eiger BioPharmaceuticals, Inc. (A)	29	145
Eledon Pharmaceuticals, Inc. (A)	333	686
Elicio Therapeutics, Inc. (A)	157	1,193
Emergent BioSolutions, Inc. (A)(B)	921	2,330
Enanta Pharmaceuticals, Inc. (A)	370	6,460
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Entrada Therapeutics, Inc. (A)	552	$7,822
Erasca, Inc. (A)	2,674	5,508
Exact Sciences Corp. (A)	3,073	212,221
Exelixis, Inc. (A)	5,398	128,095
Fate Therapeutics, Inc. (A)	1,685	12,368
Fennec Pharmaceuticals, Inc. (A)	338	3,759
FibroGen, Inc. (A)	1,670	3,925
Flexion Therapeutics, Inc. (A)(C)	867	684
Foghorn Therapeutics, Inc. (A)	730	4,898
Fortress Biotech, Inc. (A)	260	520
G1 Therapeutics, Inc. (A)	826	3,568
Gain Therapeutics, Inc. (A)	238	897
Genelux Corp. (A)(B)	553	3,556
Generation Bio Company (A)	1,114	4,534
Genprex, Inc. (A)	27	80
Geron Corp. (A)	8,968	29,594
Gilead Sciences, Inc.	21,124	1,547,333
GlycoMimetics, Inc. (A)	933	2,799
Greenwich Lifesciences, Inc. (A)(B)	209	4,167
Gritstone bio, Inc. (A)	1,496	3,845
GTX Corp. (A)(C)	38	0
Halozyme Therapeutics, Inc. (A)	2,283	92,872
Heron Therapeutics, Inc. (A)(B)	2,289	6,341
HilleVax, Inc. (A)	827	13,753
Humacyte, Inc. (A)	1,763	5,483
Icosavax, Inc. (A)(C)	737	228
Ideaya Biosciences, Inc. (A)	966	42,388
IGM Biosciences, Inc. (A)(B)	556	5,365
Immuneering Corp., Class A (A)	498	1,439
Immunic, Inc. (A)(B)	884	1,167
ImmunityBio, Inc. (A)(B)	7,980	42,853
Immunome, Inc. (A)(B)	718	17,720
Immunovant, Inc. (A)	2,453	79,256
Incyte Corp. (A)	3,815	217,341
Inhibrx, Inc. (A)	735	25,696
Inmune Bio, Inc. (A)	459	5,393
Inovio Pharmaceuticals, Inc. (A)	375	5,205
Inozyme Pharma, Inc. (A)	1,315	10,073
Insmed, Inc. (A)	2,459	66,713
Instil Bio, Inc. (A)	108	1,166
Intellia Therapeutics, Inc. (A)	1,551	42,668
Invivyd, Inc. (A)	1,879	8,343
Ionis Pharmaceuticals, Inc. (A)	2,436	105,601
Iovance Biotherapeutics, Inc. (A)	4,218	62,511
Ironwood Pharmaceuticals, Inc. (A)	2,657	23,142
iTeos Therapeutics, Inc. (A)	639	8,716
Janux Therapeutics, Inc. (A)	795	29,932
Jasper Therapeutics, Inc. (A)	189	5,549
Jounce Therapeutics, Inc. (A)(C)	372	3
KALA BIO, Inc. (A)	46	361
KalVista Pharmaceuticals, Inc. (A)	562	6,665
Karyopharm Therapeutics, Inc. (A)	1,953	2,949
Keros Therapeutics, Inc. (A)	504	33,365
Kiniksa Pharmaceuticals, Ltd., Class A (A)	636	12,548
Kinnate Biopharma, Inc. (A)	772	2,054
Kodiak Sciences, Inc. (A)	899	4,729
Krystal Biotech, Inc. (A)	474	84,339
Kura Oncology, Inc. (A)	1,238	26,407
Kymera Therapeutics, Inc. (A)	941	37,828
Lantern Pharma, Inc. (A)	174	1,531
Larimar Therapeutics, Inc. (A)	731	5,548
Leap Therapeutics, Inc. (A)	445	1,184
Legend Biotech Corp., ADR (A)	3,101	173,935
LENZ Therapeutics, Inc.	127	2,836

291

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Lexicon Pharmaceuticals, Inc. (A)(B)	4,170	$10,008
Lyell Immunopharma, Inc. (A)	4,297	9,582
MacroGenics, Inc. (A)	1,159	17,060
Madrigal Pharmaceuticals, Inc. (A)	336	89,725
Magenta Therapeutics, Inc. (A)(C)	2,418	118
MannKind Corp. (A)	4,556	20,639
Marker Therapeutics, Inc. (A)	115	495
MEI Pharma, Inc.	30	120
MeiraGTx Holdings PLC (A)	980	5,949
Merrimack Pharmaceuticals, Inc. (A)	204	3,013
Mersana Therapeutics, Inc. (A)	2,026	9,076
MiMedx Group, Inc. (A)	1,835	14,130
Mineralys Therapeutics, Inc. (A)	721	9,308
Minerva Neurosciences, Inc. (A)	96	248
Mirati Therapeutics, Inc. (A)(C)	902	631
Mirum Pharmaceuticals, Inc. (A)	802	20,146
Moderna, Inc. (A)	6,472	689,656
Molecular Templates, Inc. (A)	89	199
Monte Rosa Therapeutics, Inc. (A)	877	6,183
Morphic Holding, Inc. (A)	824	29,005
Mural Oncology PLC (A)	277	1,355
Myriad Genetics, Inc. (A)	1,391	29,656
Natera, Inc. (A)	1,947	178,073
Neurocrine Biosciences, Inc. (A)	1,654	228,120
Neurogene, Inc. (A)	24	1,222
NextCure, Inc. (A)	542	1,209
Nkarta, Inc. (A)	800	8,648
Northwest Biotherapeutics, Inc. (A)	3,461	1,796
Novavax, Inc. (A)(B)	2,069	9,890
Nurix Therapeutics, Inc. (A)	813	11,951
Nuvalent, Inc., Class A (A)	968	72,687
Nuvectis Pharma, Inc. (A)	299	2,452
Olema Pharmaceuticals, Inc. (A)	918	10,392
Omega Therapeutics, Inc. (A)(B)	931	3,398
Omthera Pharmaceuticals, Inc. (A)(C)	498	0
Oncocyte Corp. (A)	173	507
Organogenesis Holdings, Inc. (A)	2,172	6,168
ORIC Pharmaceuticals, Inc. (A)	1,082	14,878
Ovid therapeutics, Inc. (A)	1,130	3,447
Palatin Technologies, Inc. (A)	161	301
Paratek Pharmaceuticals, Inc. (A)(C)	901	72
Pardes Biosciences, Inc. (A)(C)	703	21
PDL BioPharma, Inc. (A)(C)	1,734	1,040
PDS Biotechnology Corp. (A)(B)	567	2,245
PepGen, Inc. (A)	412	6,056
PMV Pharmaceuticals, Inc. (A)	842	1,431
Poseida Therapeutics, Inc. (A)	1,586	5,059
Praxis Precision Medicines, Inc. (A)	142	8,665
Precigen, Inc. (A)(B)	4,162	6,035
Precision BioSciences, Inc. (A)	64	868
Prelude Therapeutics, Inc. (A)	793	3,759
Prime Medicine, Inc. (A)(B)	1,737	12,159
Protagonist Therapeutics, Inc. (A)	971	28,091
Protalix BioTherapeutics, Inc. (A)	640	806
Prothena Corp. PLC (A)	935	23,160
PTC Therapeutics, Inc. (A)	1,303	37,904
Puma Biotechnology, Inc. (A)	890	4,717
Pyxis Oncology, Inc. (A)	721	3,071
Quince Therapeutics, Inc. (A)	502	532
Rallybio Corp. (A)	675	1,249
RAPT Therapeutics, Inc. (A)	543	4,876
Recursion Pharmaceuticals, Inc., Class A (A)(B)	3,544	35,334
Regeneron Pharmaceuticals, Inc. (A)	1,811	1,743,069
REGENXBIO, Inc. (A)	771	16,245
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Relay Therapeutics, Inc. (A)	2,121	$17,604
Reneo Pharmaceuticals, Inc. (A)	651	1,081
Renovaro, Inc. (A)	872	2,311
Replimune Group, Inc. (A)	1,061	8,668
REVOLUTION Medicines, Inc. (A)	2,798	90,180
Rhythm Pharmaceuticals, Inc. (A)	961	41,640
Rocket Pharmaceuticals, Inc. (A)	1,524	41,057
Sage Therapeutics, Inc. (A)	1,031	19,321
Sagimet Biosciences, Inc., Class A (A)	339	1,837
Sana Biotechnology, Inc. (A)	3,359	33,590
Sarepta Therapeutics, Inc. (A)	1,587	205,453
Savara, Inc. (A)	2,744	13,665
Scholar Rock Holding Corp. (A)	1,218	21,632
Sera Prognostics, Inc., Class A (A)	489	4,450
Soleno Therapeutics, Inc. (A)	512	21,914
Spectrum Pharmaceuticals, Inc. (A)(C)	3,285	263
Spero Therapeutics, Inc. (A)	623	1,072
SpringWorks Therapeutics, Inc. (A)	1,067	52,518
Spruce Biosciences, Inc. (A)	637	501
Spyre Therapeutics, Inc. (A)	66	2,503
Stoke Therapeutics, Inc. (A)(B)	776	10,476
Summit Therapeutics, Inc. (A)(B)	11,847	49,047
Sutro Biopharma, Inc. (A)	981	5,543
Syndax Pharmaceuticals, Inc. (A)	1,204	28,655
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Synlogic, Inc. (A)	149	267
Syros Pharmaceuticals, Inc. (A)	312	1,669
T2 Biosystems, Inc. (A)	66	198
Tango Therapeutics, Inc. (A)	1,722	13,673
Taysha Gene Therapies, Inc. (A)	3,194	9,167
Tenaya Therapeutics, Inc. (A)	1,121	5,863
TG Therapeutics, Inc. (A)	2,558	38,907
Tourmaline Bio, Inc.	340	7,786
Travere Therapeutics, Inc. (A)	1,310	10,100
TScan Therapeutics, Inc. (A)	712	5,653
Turnstone Biologics Corp. (A)	390	1,022
Twist Bioscience Corp. (A)	966	33,143
Tyra Biosciences, Inc. (A)(B)	734	12,038
Ultragenyx Pharmaceutical, Inc. (A)	1,410	65,833
United Therapeutics Corp. (A)	798	183,317
UNITY Biotechnology, Inc. (A)	248	407
UroGen Pharma, Ltd. (A)	500	7,500
Vanda Pharmaceuticals, Inc. (A)	1,167	4,796
Vaxart, Inc. (A)	2,636	3,427
Vaxcyte, Inc. (A)	1,596	109,023
Vera Therapeutics, Inc. (A)	752	32,426
Veracyte, Inc. (A)	1,222	27,080
Verastem, Inc. (A)	405	4,779
Vericel Corp. (A)	832	43,281
Vertex Pharmaceuticals, Inc. (A)	4,378	1,830,048
Verve Therapeutics, Inc. (A)	1,364	18,114
Vigil Neuroscience, Inc. (A)	645	2,199
Viking Therapeutics, Inc. (A)	1,690	138,580
Vir Biotechnology, Inc. (A)	2,410	24,413
Viridian Therapeutics, Inc. (A)	911	15,952
Vistagen Therapeutics, Inc. (A)	457	2,413
Vor BioPharma, Inc. (A)	1,196	2,835
Voyager Therapeutics, Inc. (A)	883	8,221
Werewolf Therapeutics, Inc. (A)	585	3,791
XBiotech, Inc. (A)	761	6,187
Xencor, Inc. (A)	1,071	23,701
XOMA Corp. (A)	228	5,483
Y-mAbs Therapeutics, Inc. (A)	807	13,122
Zentalis Pharmaceuticals, Inc. (A)	1,232	19,416
Zura Bio, Ltd. (A)(B)	1,035	2,660

292

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zymeworks, Inc. (A)	1,104	$11,614
		21,338,410
Health care equipment and supplies – 2.3%
Abbott Laboratories	29,445	3,346,719
ABIOMED, Inc. (A)(C)	788	12,230
Accuray, Inc. (A)	2,141	5,288
Align Technology, Inc. (A)	1,299	425,968
Alphatec Holdings, Inc. (A)	2,297	31,676
AngioDynamics, Inc. (A)	735	4,314
Apyx Medical Corp. (A)	740	1,006
Artivion, Inc. (A)	737	15,595
Aspira Women's Health, Inc. (A)	162	502
AtriCure, Inc. (A)	800	24,336
Atrion Corp.	32	14,834
Avanos Medical, Inc. (A)	804	16,008
Axogen, Inc. (A)	823	6,642
Axonics, Inc. (A)	850	58,625
Baxter International, Inc.	8,598	367,479
Becton, Dickinson and Company	4,926	1,218,939
Beyond Air, Inc. (A)	614	1,068
Bioventus, Inc., Class A (A)(B)	1,009	5,247
Boston Scientific Corp. (A)	24,849	1,701,908
Cerus Corp. (A)	3,177	6,005
ClearPoint Neuro, Inc. (A)	363	2,468
CONMED Corp.	520	41,642
Cutera, Inc. (A)(B)	347	510
CVRx, Inc. (A)	326	5,936
DarioHealth Corp. (A)	447	684
Delcath Systems, Inc. (A)	320	1,526
Dentsply Sirona, Inc.	3,567	118,389
DexCom, Inc. (A)	6,582	912,923
Edwards Lifesciences Corp. (A)	10,335	987,613
ElectroCore, Inc. (A)	52	321
Embecta Corp.	968	12,845
Enovis Corp. (A)	891	55,643
Envista Holdings Corp. (A)	2,794	59,736
enVVeno Medical Corp. (A)	204	1,110
Establishment Labs Holdings, Inc. (A)	447	22,752
GE HealthCare Technologies, Inc.	7,717	701,552
Glaukos Corp. (A)	820	77,318
Globus Medical, Inc., Class A (A)	1,963	105,295
Haemonetics Corp. (A)	850	72,548
HeartBeam, Inc. (A)	446	972
Hologic, Inc. (A)	4,164	324,625
ICU Medical, Inc. (A)	418	44,860
IDEXX Laboratories, Inc. (A)	1,408	760,221
Inari Medical, Inc. (A)	982	47,116
Inogen, Inc. (A)	441	3,559
Inspire Medical Systems, Inc. (A)	500	107,395
Insulet Corp. (A)	1,189	203,795
Integer Holdings Corp. (A)	553	64,524
Integra LifeSciences Holdings Corp. (A)	1,356	48,070
Intuitive Surgical, Inc. (A)	5,959	2,378,177
iRadimed Corp.	243	10,690
iRhythm Technologies, Inc. (A)	517	59,972
KORU Medical Systems, Inc. (A)	567	1,338
Lantheus Holdings, Inc. (A)	1,168	72,696
LeMaitre Vascular, Inc.	393	26,079
LENSAR, Inc. (A)	125	444
Masimo Corp. (A)	900	132,165
Medtronic PLC	22,561	1,966,191
Merit Medical Systems, Inc. (A)	960	72,720
Monogram Orthopaedics, Inc. (A)	528	1,288
Neogen Corp. (A)	3,697	58,339
Neuraxis, Inc. (A)	71	222
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Neuronetics, Inc. (A)	550	$2,618
Nevro Corp. (A)	613	8,852
Omnicell, Inc. (A)	782	22,858
OraSure Technologies, Inc. (A)	1,347	8,284
Orchestra BioMed Holdings, Inc. (A)	748	3,942
Orthofix Medical, Inc. (A)	633	9,191
OrthoPediatrics Corp. (A)	377	10,993
Outset Medical, Inc. (A)	844	1,874
Paragon 28, Inc. (A)	1,420	17,537
PAVmed, Inc. (A)	182	389
Penumbra, Inc. (A)	653	145,737
PROCEPT BioRobotics Corp. (A)	841	41,562
Pulmonx Corp. (A)	589	5,460
Pulse Biosciences, Inc. (A)(B)	909	7,917
QuidelOrtho Corp. (A)	1,148	55,035
ResMed, Inc.	2,501	495,273
Rockwell Medical, Inc. (A)	415	689
RxSight, Inc. (A)	587	30,277
Sanara Medtech, Inc. (A)	119	4,403
Semler Scientific, Inc. (A)	99	2,892
Senseonics Holdings, Inc. (A)(B)	7,349	3,903
Sensus Healthcare, Inc. (A)	215	817
Shockwave Medical, Inc. (A)	625	203,519
SI-BONE, Inc. (A)	661	10,821
Sight Sciences, Inc. (A)	825	4,356
Silk Road Medical, Inc. (A)	670	12,274
STAAR Surgical Company (A)	837	32,040
Stereotaxis, Inc. (A)	1,565	4,085
STERIS PLC	1,678	377,248
Stryker Corp.	6,443	2,305,756
Surmodics, Inc. (A)	278	8,157
Tactile Systems Technology, Inc. (A)	415	6,744
Tandem Diabetes Care, Inc. (A)	1,127	39,907
Tela Bio, Inc. (A)	405	2,296
Teleflex, Inc.	795	179,805
The Cooper Companies, Inc.	3,361	341,007
TransMedics Group, Inc. (A)	553	40,889
Treace Medical Concepts, Inc. (A)	1,079	14,081
UFP Technologies, Inc. (A)	126	31,777
Utah Medical Products, Inc.	74	5,262
Varex Imaging Corp. (A)	707	12,797
Zimmer Biomet Holdings, Inc.	3,546	468,001
Zimvie, Inc. (A)	404	6,662
Zynex, Inc. (A)(B)	511	6,321
		21,824,966
Health care providers and services – 2.4%
Acadia Healthcare Company, Inc. (A)	1,560	123,583
Accolade, Inc. (A)	1,277	13,383
Aceto Corp. (A)(C)	853	0
AdaptHealth Corp. (A)	2,403	27,659
Addus HomeCare Corp. (A)	281	29,039
Agiliti, Inc. (A)	2,333	23,610
agilon health, Inc. (A)	7,015	42,792
AirSculpt Technologies, Inc. (A)	881	5,409
Alignment Healthcare, Inc. (A)	3,205	15,897
Amedisys, Inc. (A)	548	50,504
AMN Healthcare Services, Inc. (A)	695	43,444
Astrana Health, Inc. (A)	958	40,226
Brookdale Senior Living, Inc. (A)	3,457	22,851
Cardinal Health, Inc.	4,242	474,680
CareMax, Inc. (A)	70	337
Castle Biosciences, Inc. (A)	455	10,078
Cencora, Inc.	3,410	828,596
Centene Corp. (A)	9,174	719,976
Chemed Corp.	254	163,050

293

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Clover Health Investments Corp. (A)	6,044	$4,799
Community Health Systems, Inc. (A)	2,429	8,502
CorVel Corp. (A)	295	77,573
Cross Country Healthcare, Inc. (A)	655	12,262
CVS Health Corp.	21,788	1,737,811
DaVita, Inc. (A)	1,547	213,563
DocGo, Inc. (A)	1,746	7,054
Elevance Health, Inc.	3,992	2,070,012
Encompass Health Corp.	1,674	138,239
Enhabit, Inc. (A)	900	10,485
Enzo Biochem, Inc. (A)	594	754
Fulgent Genetics, Inc. (A)	516	11,197
GeneDx Holdings Corp. (A)	445	4,063
Guardant Health, Inc. (A)	2,029	41,858
HCA Healthcare, Inc.	4,613	1,538,574
HealthEquity, Inc. (A)	1,442	117,710
Henry Schein, Inc. (A)	2,227	168,183
Hims & Hers Health, Inc. (A)	3,393	52,490
Humana, Inc.	2,107	730,539
InfuSystem Holdings, Inc. (A)	218	1,868
Innovage Holding Corp. (A)(B)	1,986	8,818
Laboratory Corp. of America Holdings	1,502	328,127
LifeStance Health Group, Inc. (A)(B)	6,474	39,945
McKesson Corp.	2,291	1,229,923
ModivCare, Inc. (A)	241	5,651
Molina Healthcare, Inc. (A)	986	405,078
National HealthCare Corp.	278	26,274
National Research Corp.	430	17,032
NeoGenomics, Inc. (A)	2,205	34,663
NeueHealth, Inc. (A)(B)	128	832
OPKO Health, Inc. (A)(B)	12,549	15,059
Option Care Health, Inc. (A)	3,066	102,834
Owens & Minor, Inc. (A)	1,286	35,635
P3 Health Partners, Inc. (A)	3,038	3,129
Patterson Companies, Inc.	1,615	44,655
Pediatrix Medical Group, Inc. (A)	1,428	14,323
PetIQ, Inc. (A)	575	10,511
Premier, Inc., Class A	1,942	42,918
Privia Health Group, Inc. (A)	1,990	38,984
Progyny, Inc. (A)	1,621	61,841
Quest Diagnostics, Inc.	1,909	254,107
Quipt Home Medical Corp. (A)	511	2,233
R1 RCM, Inc. (A)	7,230	93,122
RadNet, Inc. (A)	1,119	54,451
Select Medical Holdings Corp.	2,135	64,370
Surgery Partners, Inc. (A)	2,157	64,343
Talkspace, Inc. (A)	2,638	9,418
Tenet Healthcare Corp. (A)	1,713	180,053
The Cigna Group	5,020	1,823,214
The Ensign Group, Inc.	941	117,079
The Joint Corp. (A)	267	3,487
The Oncology Institute, Inc. (A)	1,196	1,890
The Pennant Group, Inc. (A)	570	11,189
UnitedHealth Group, Inc.	15,717	7,775,200
Universal Health Services, Inc., Class B	1,046	190,853
US Physical Therapy, Inc.	238	26,863
Viemed Healthcare, Inc. (A)	434	4,093
		22,724,847
Health care technology – 0.1%
American Well Corp., Class A (A)	4,289	3,477
Augmedix, Inc. (A)	710	2,904
Certara, Inc. (A)	2,704	48,348
Definitive Healthcare Corp. (A)	1,920	15,494
Doximity, Inc., Class A (A)	2,128	57,264
Evolent Health, Inc., Class A (A)	1,913	62,727
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
GoodRx Holdings, Inc., Class A (A)	1,394	$9,897
Health Catalyst, Inc. (A)	904	6,807
HealthStream, Inc.	552	14,716
iCAD, Inc. (A)	352	567
ICoreConnect, Inc. (A)	84	102
LifeMD, Inc. (A)	546	5,613
MultiPlan Corp. (A)	10,977	8,905
OptimizeRx Corp. (A)	244	2,965
Phreesia, Inc. (A)	903	21,609
Schrodinger, Inc. (A)	1,079	29,133
Sharecare, Inc. (A)	5,224	4,009
Simulations Plus, Inc.	363	14,937
Teladoc Health, Inc. (A)	2,846	42,975
TruBridge, Inc. (A)	291	2,683
Veeva Systems, Inc., Class A (A)	2,474	573,201
		928,333
Life sciences tools and services – 1.4%
10X Genomics, Inc., Class A (A)	1,759	66,015
Adaptive Biotechnologies Corp. (A)	2,555	8,202
Agilent Technologies, Inc.	4,970	723,185
Akoya Biosciences, Inc. (A)	830	3,893
Avantor, Inc. (A)	11,498	294,004
Azenta, Inc. (A)	1,150	69,322
BioLife Solutions, Inc. (A)	730	13,542
Bionano Genomics, Inc. (A)	605	672
Bio-Rad Laboratories, Inc., Class A (A)	411	142,153
Bio-Techne Corp.	2,692	189,490
Bruker Corp.	2,494	234,286
Charles River Laboratories International, Inc. (A)	870	235,727
Codexis, Inc. (A)	1,214	4,237
CryoPort, Inc. (A)	834	14,762
Cytek Biosciences, Inc. (A)	2,311	15,507
Danaher Corp.	12,532	3,129,491
Fortrea Holdings, Inc. (A)	1,511	60,652
Harvard Bioscience, Inc. (A)	517	2,192
ICON PLC (A)	1,392	467,642
Illumina, Inc. (A)	2,692	369,665
Inotiv, Inc. (A)	446	4,879
IQVIA Holdings, Inc. (A)	3,106	785,476
Lifecore Biomedical, Inc. (A)	729	3,871
Maravai LifeSciences Holdings, Inc., Class A (A)	2,244	19,455
MaxCyte, Inc. (A)	1,678	7,031
Medpace Holdings, Inc. (A)	517	208,946
Mesa Laboratories, Inc.	96	10,534
Mettler-Toledo International, Inc. (A)	371	493,909
Nautilus Biotechnology, Inc. (A)	2,013	5,918
OmniAb, Inc. (A)	1,889	10,238
OmniAb, Inc., $12.50 Earnout Shares (A)(C)	117	0
OmniAb, Inc., $15.00 Earnout Shares (A)(C)	117	0
Pacific Biosciences of California, Inc. (A)	4,332	16,245
Personalis, Inc. (A)	1,303	1,941
Quanterix Corp. (A)	625	14,725
Quantum-Si, Inc. (A)	2,027	3,993
Repligen Corp. (A)	947	174,172
Revvity, Inc.	2,114	221,970
Seer, Inc. (A)	1,002	1,904
Sotera Health Company (A)	4,811	57,780
Standard BioTools, Inc. (A)	4,815	13,049
Thermo Fisher Scientific, Inc.	6,551	3,807,507
Waters Corp. (A)	1,002	344,918

294

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
West Pharmaceutical Services, Inc.	1,255	$496,616
		12,749,716
Pharmaceuticals – 3.5%
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	3,150	19,089
Amphastar Pharmaceuticals, Inc. (A)	893	39,212
Amylyx Pharmaceuticals, Inc. (A)	1,159	3,292
AN2 Therapeutics, Inc. (A)	460	1,495
ANI Pharmaceuticals, Inc. (A)	326	22,536
Aquestive Therapeutics, Inc. (A)	894	3,808
Arvinas, Inc. (A)	912	37,647
Atea Pharmaceuticals, Inc. (A)	1,534	6,197
Athira Pharma, Inc. (A)	1,185	3,247
Axsome Therapeutics, Inc. (A)	800	63,840
Biote Corp., Class A (A)	526	3,051
Bristol-Myers Squibb Company	35,418	1,920,718
Cassava Sciences, Inc. (A)(B)	714	14,487
Catalent, Inc. (A)	3,061	172,793
CinCor Pharma, Inc. (A)(C)	708	2,166
Clearside Biomedical, Inc. (A)	948	1,450
Cognition Therapeutics, Inc. (A)	866	1,576
Collegium Pharmaceutical, Inc. (A)	620	24,068
Corcept Therapeutics, Inc. (A)	1,839	46,324
CorMedix, Inc. (A)	845	3,583
Edgewise Therapeutics, Inc. (A)	1,069	19,499
Elanco Animal Health, Inc. (A)	8,318	135,417
Eli Lilly & Company	16,101	12,525,934
Enliven Therapeutics, Inc. (A)	818	14,389
Esperion Therapeutics, Inc. (A)	1,768	4,738
Eton Pharmaceuticals, Inc. (A)	300	1,125
Evolus, Inc. (A)	1,113	15,582
Eyenovia, Inc. (A)	1,231	1,214
EyePoint Pharmaceuticals, Inc. (A)	585	12,092
Fulcrum Therapeutics, Inc. (A)	1,161	10,960
Gemini Therapeutics Sub, Inc. (A)(C)	246	0
Harmony Biosciences Holdings, Inc. (A)	1,014	34,050
Harrow, Inc. (A)	586	7,753
Hepion Pharmaceuticals, Inc. (A)	50	125
Ikena Oncology, Inc. (A)	848	1,204
Imara, Inc. (A)(C)	411	132
Innoviva, Inc. (A)	1,280	19,507
Intra-Cellular Therapies, Inc. (A)	1,640	113,488
Jazz Pharmaceuticals PLC (A)	1,070	128,849
Johnson & Johnson	40,846	6,461,429
Ligand Pharmaceuticals, Inc. (A)	308	22,515
Liquidia Corp. (A)	1,075	15,856
Longboard Pharmaceuticals, Inc. (A)(B)	374	8,078
Lyra Therapeutics, Inc. (A)	785	4,883
Marinus Pharmaceuticals, Inc. (A)	833	7,530
Merck & Company, Inc.	43,036	5,678,600
Mind Medicine MindMed, Inc. (A)	624	5,866
NGM Biopharmaceuticals, Inc. (A)	1,405	2,234
Nuvation Bio, Inc. (A)	3,502	12,747
Ocular Therapeutix, Inc. (A)	1,353	12,312
Ocuphire Pharma, Inc. (A)	241	484
Omeros Corp. (A)(B)	1,206	4,161
Opiant Pharmaceuticals, Inc. (A)(C)	87	57
Optinose, Inc. (A)	2,082	3,040
Oramed Pharmaceuticals, Inc. (A)	697	2,035
Organon & Company	4,285	80,558
Pacira BioSciences, Inc. (A)	796	23,259
Palisade Bio, Inc. (A)(C)	9,919	0
Perrigo Company PLC	2,220	71,462
Pfizer, Inc.	95,806	2,658,617
Phathom Pharmaceuticals, Inc. (A)(B)	985	10,461
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp., Class A	463	$5,987
Pliant Therapeutics, Inc. (A)	1,016	15,138
Prestige Consumer Healthcare, Inc. (A)	818	59,354
Prevail Therapeutics, Inc. (A)(C)	788	1,516
ProPhase Labs, Inc. (A)	285	1,844
Rani Therapeutics Holdings, Inc., Class A (A)(B)	594	1,847
Relmada Therapeutics, Inc. (A)	519	2,413
Revance Therapeutics, Inc. (A)	1,537	7,562
Reviva Pharmaceuticals Holdings, Inc. (A)	461	1,743
Royalty Pharma PLC, Class A	7,591	230,539
Scilex Holding Company (A)	2,556	4,064
scPharmaceuticals, Inc. (A)	586	2,942
SCYNEXIS, Inc. (A)	751	1,104
SIGA Technologies, Inc.	1,287	11,017
Structure Therapeutics, Inc., ADR (A)	787	33,731
Supernus Pharmaceuticals, Inc. (A)	932	31,791
Tarsus Pharmaceuticals, Inc. (A)	542	19,702
Terns Pharmaceuticals, Inc. (A)	1,201	7,879
TherapeuticsMD, Inc. (A)	165	378
Theravance Biopharma, Inc. (A)	758	6,799
Theseus Pharmaceuticals, Inc. (A)(C)	652	7
Third Harmonic Bio, Inc. (A)	639	6,032
Tilray Brands, Inc. (A)(B)	12,050	29,764
Tobira Therapeutics, Inc. (A)(C)	609	0
Trevi Therapeutics, Inc. (A)	1,105	3,812
Ventyx Biosciences, Inc. (A)	1,023	5,627
Verrica Pharmaceuticals, Inc. (A)(B)	866	5,127
Viatris, Inc.	20,118	240,209
Xeris Biopharma Holdings, Inc. (A)	3,057	6,756
Zevra Therapeutics, Inc. (A)	632	3,666
Zoetis, Inc.	7,807	1,321,022
		32,592,265
		112,158,537
Industrials – 9.7%
Aerospace and defense – 1.5%
AAR Corp. (A)	646	38,676
AeroVironment, Inc. (A)	442	67,750
AerSale Corp. (A)	861	6,182
Archer Aviation, Inc., Class A (A)(B)	4,319	19,954
Astra Space, Inc. (A)	339	231
Astronics Corp. (A)	623	11,862
Axon Enterprise, Inc. (A)	1,267	396,419
BWX Technologies, Inc.	1,520	155,982
Byrna Technologies, Inc. (A)	353	4,917
Cadre Holdings, Inc.	590	21,358
Curtiss-Wright Corp.	632	161,754
Ducommun, Inc. (A)	264	13,543
General Dynamics Corp.	4,626	1,306,799
HEICO Corp.	909	173,619
HEICO Corp., Class A	1,447	222,751
Hexcel Corp.	1,418	103,301
Howmet Aerospace, Inc.	6,966	476,683
Huntington Ingalls Industries, Inc.	663	193,245
Intuitive Machines, Inc. (A)	360	2,250
Kaman Corp.	551	25,274
Kratos Defense & Security Solutions, Inc. (A)	2,288	42,053
L3Harris Technologies, Inc.	3,204	682,772
Leonardo DRS, Inc. (A)	4,455	98,411
Lockheed Martin Corp.	4,271	1,942,750
Mercury Systems, Inc. (A)	994	29,323
Moog, Inc., Class A	507	80,943
National Presto Industries, Inc.	159	13,324

295

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Northrop Grumman Corp.	2,569	$1,229,678
Park Aerospace Corp.	423	7,034
Redwire Corp. (A)	1,008	4,425
Rocket Lab USA, Inc. (A)(B)	8,261	33,953
RTX Corp.	24,692	2,408,211
Spirit AeroSystems Holdings, Inc., Class A (A)	1,968	70,986
Textron, Inc.	3,330	319,447
The Boeing Company (A)	10,237	1,975,639
TransDigm Group, Inc.	934	1,150,314
Triumph Group, Inc. (A)	1,249	18,785
V2X, Inc. (A)	533	24,896
Virgin Galactic Holdings, Inc. (A)(B)	6,943	10,276
VirTra, Inc. (A)	87	894
Woodward, Inc.	1,012	155,969
		13,702,633
Air freight and logistics – 0.4%
Air T, Inc. (A)	25	555
Air Transport Services Group, Inc. (A)	1,275	17,544
CH Robinson Worldwide, Inc.	1,985	151,138
Expeditors International of Washington, Inc.	2,512	305,384
FedEx Corp.	4,264	1,235,451
Forward Air Corp.	458	14,248
GXO Logistics, Inc. (A)	2,027	108,972
Hub Group, Inc., Class A	1,092	47,196
Radiant Logistics, Inc. (A)	347	1,881
United Parcel Service, Inc., Class B	12,274	1,824,285
		3,706,654
Building products – 0.7%
A.O. Smith Corp.	2,073	185,451
AAON, Inc.	1,373	120,961
Advanced Drainage Systems, Inc.	1,332	229,424
Allegion PLC	1,472	198,293
American Woodmark Corp. (A)	296	30,091
Apogee Enterprises, Inc.	449	26,581
Armstrong World Industries, Inc.	763	94,780
AZZ, Inc.	475	36,722
Builders FirstSource, Inc. (A)	2,111	440,249
Carlisle Companies, Inc.	844	330,721
Carrier Global Corp.	14,207	825,853
CSW Industrials, Inc.	278	65,219
Fortune Brands Innovations, Inc.	2,115	179,077
Gibraltar Industries, Inc. (A)	573	46,144
Griffon Corp.	992	72,753
Hayward Holdings, Inc. (A)	3,667	56,142
Insteel Industries, Inc.	385	14,715
Janus International Group, Inc. (A)	2,375	35,934
JELD-WEN Holding, Inc. (A)	1,496	31,760
Johnson Controls International PLC	11,537	753,597
Lennox International, Inc.	595	290,812
Masco Corp.	3,765	296,983
Masonite International Corp. (A)	363	47,716
Masterbrand, Inc. (A)	2,215	41,509
Owens Corning	1,502	250,534
Quanex Building Products Corp.	554	21,290
Resideo Technologies, Inc. (A)	2,467	55,310
Simpson Manufacturing Company, Inc.	724	148,550
The AZEK Company, Inc. (A)	2,505	125,801
Trane Technologies PLC	3,866	1,160,573
Trex Company, Inc. (A)	1,837	183,241
UFP Industries, Inc.	1,020	125,470
View, Inc. (A)	56	64
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Zurn Elkay Water Solutions Corp.	2,904	$97,197
		6,619,517
Commercial services and supplies – 0.8%
ABM Industries, Inc.	1,114	49,707
ACCO Brands Corp.	1,727	9,688
Acme United Corp.	14	658
ACV Auctions, Inc., Class A (A)	2,281	42,814
Aris Water Solutions, Inc., Class A	373	5,278
Brady Corp., Class A	813	48,195
BrightView Holdings, Inc. (A)	1,734	20,635
Casella Waste Systems, Inc., Class A (A)	964	95,311
CECO Environmental Corp. (A)	691	15,907
Cimpress PLC (A)	435	38,502
Cintas Corp.	1,721	1,182,379
Civeo Corp.	160	4,296
Clean Harbors, Inc. (A)	910	183,192
CompX International, Inc.	141	4,836
Copart, Inc. (A)	16,282	943,053
CoreCivic, Inc. (A)	2,098	32,750
Deluxe Corp.	765	15,751
Driven Brands Holdings, Inc. (A)	3,061	48,333
Ennis, Inc.	447	9,168
Enviri Corp. (A)	1,442	13,194
Healthcare Services Group, Inc. (A)	1,315	16,411
HNI Corp.	821	37,052
Interface, Inc.	1,138	19,141
Liquidity Services, Inc. (A)	635	11,811
Matthews International Corp., Class A	551	17,125
MillerKnoll, Inc.	1,294	32,039
Montrose Environmental Group, Inc. (A)	505	19,781
MSA Safety, Inc.	660	127,769
NL Industries, Inc.	1,028	7,535
Odyssey Marine Exploration, Inc. (A)	239	911
OPENLANE, Inc. (A)	1,993	34,479
Performant Financial Corp. (A)	988	2,905
Perma-Fix Environmental Services, Inc. (A)	145	1,724
Pitney Bowes, Inc.	3,034	13,137
Quad/Graphics, Inc.	985	5,230
Quest Resource Holding Corp. (A)	208	1,785
RB Global, Inc.	3,094	235,670
Republic Services, Inc.	5,334	1,021,141
Rollins, Inc.	8,350	386,355
SP Plus Corp. (A)	371	19,374
Steelcase, Inc., Class A	1,640	21,451
Stericycle, Inc. (A)	1,551	81,815
Tetra Tech, Inc.	902	166,608
The Brink's Company	790	72,980
The GEO Group, Inc. (A)	2,079	29,355
UniFirst Corp.	249	43,184
Veralto Corp.	4,165	369,269
Vestis Corp.	2,171	41,835
Viad Corp. (A)	380	15,006
VSE Corp.	270	21,600
Waste Management, Inc.	6,874	1,465,193
		7,103,318
Construction and engineering – 0.3%
AECOM	2,315	227,055
Ameresco, Inc., Class A (A)	589	14,213
API Group Corp. (A)	3,887	152,642
Arcosa, Inc.	836	71,779
Argan, Inc.	313	15,819
Bowman Consulting Group, Ltd. (A)	196	6,819
Comfort Systems USA, Inc.	610	193,803
Concrete Pumping Holdings, Inc. (A)	739	5,838

296

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Construction Partners, Inc., Class A (A)	756	$42,449
Dycom Industries, Inc. (A)	494	70,904
EMCOR Group, Inc.	787	275,607
Emeren Group, Ltd. (A)	836	1,613
Fluor Corp. (A)	2,847	120,371
Granite Construction, Inc.	774	44,219
Great Lakes Dredge & Dock Corp. (A)	1,412	12,355
IES Holdings, Inc. (A)	416	50,602
Limbach Holdings, Inc. (A)	147	6,089
MasTec, Inc. (A)	1,343	125,235
Matrix Service Company (A)	644	8,391
MDU Resources Group, Inc.	3,302	83,210
MYR Group, Inc. (A)	310	54,793
Northwest Pipe Company (A)	240	8,323
Orion Group Holdings, Inc. (A)	363	2,977
Primoris Services Corp.	1,003	42,698
Quanta Services, Inc.	2,455	637,809
Sterling Infrastructure, Inc. (A)	579	63,869
Tutor Perini Corp. (A)	1,033	14,937
Valmont Industries, Inc.	352	80,355
WillScot Mobile Mini Holdings Corp. (A)	3,453	160,565
		2,595,339
Electrical equipment – 0.7%
Acuity Brands, Inc.	522	140,277
Allient, Inc.	303	10,811
American Superconductor Corp. (A)	626	8,457
AMETEK, Inc.	3,910	715,139
Amprius Technologies, Inc. (A)(B)	1,853	4,910
Array Technologies, Inc. (A)	2,578	38,438
Atkore, Inc.	631	120,117
Babcock & Wilcox Enterprises, Inc. (A)	1,546	1,747
Beam Global (A)	239	1,625
Blink Charging Company (A)(B)	1,091	3,284
Bloom Energy Corp., Class A (A)(B)	3,596	40,419
Broadwind, Inc. (A)	205	488
ChargePoint Holdings, Inc. (A)(B)	6,273	11,919
Eaton Corp. PLC	6,759	2,113,404
Emerson Electric Company	9,697	1,099,834
Encore Wire Corp.	319	83,827
Energy Vault Holdings, Inc. (A)(B)	2,476	4,432
EnerSys	698	65,933
Enovix Corp. (A)(B)	2,749	22,019
Eos Energy Enterprises, Inc. (A)(B)	3,842	3,957
Fluence Energy, Inc. (A)	2,005	34,767
Flux Power Holdings, Inc. (A)	204	904
FuelCell Energy, Inc. (A)(B)	7,872	9,368
Generac Holdings, Inc. (A)	1,056	133,204
GrafTech International, Ltd.	4,298	5,931
Hubbell, Inc.	905	375,620
Ideal Power, Inc. (A)	111	988
LSI Industries, Inc.	372	5,625
Net Power, Inc. (A)(B)	1,251	14,249
NEXTracker, Inc., Class A (A)	2,333	131,278
NuScale Power Corp. (A)(B)	1,329	7,057
nVent Electric PLC	2,760	208,104
Pioneer Power Solutions, Inc. (A)	53	303
Plug Power, Inc. (A)(B)	10,473	36,027
Powell Industries, Inc.	230	32,729
Preformed Line Products Company	95	12,224
Regal Rexnord Corp.	1,125	202,613
Rockwell Automation, Inc.	1,946	566,928
Sensata Technologies Holding PLC	2,560	94,054
SES AI Corp. (A)(B)	5,398	9,069
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Shoals Technologies Group, Inc., Class A (A)	2,890	$32,310
SKYX Platforms Corp. (A)	1,636	2,143
Stem, Inc. (A)(B)	2,685	5,880
SunPower Corp. (A)(B)	3,027	9,081
Sunrun, Inc. (A)	3,725	49,096
Thermon Group Holdings, Inc. (A)	624	20,417
Tigo Energy, Inc. (A)	1,635	1,749
TPI Composites, Inc. (A)(B)	773	2,249
Ultralife Corp. (A)	163	1,436
Vertiv Holdings Company, Class A	6,444	526,281
Vicor Corp. (A)	559	21,376
		7,044,097
Ground transportation – 1.1%
ArcBest Corp.	422	60,135
Avis Budget Group, Inc.	656	80,334
Covenant Logistics Group, Inc.	203	9,411
CSX Corp.	34,058	1,262,530
Daseke, Inc. (A)	1,160	9,628
FTAI Infrastructure, Inc.	1,753	11,009
Heartland Express, Inc.	1,446	17,265
Hertz Global Holdings, Inc. (A)	5,318	41,640
JB Hunt Transport Services, Inc.	1,752	349,086
Knight-Swift Transportation Holdings, Inc.	2,726	149,985
Landstar System, Inc.	594	114,499
Lyft, Inc., Class A (A)	6,411	124,053
Marten Transport, Ltd.	1,419	26,223
Norfolk Southern Corp.	3,852	981,759
Old Dominion Freight Line, Inc.	3,710	813,640
PAM Transportation Services, Inc. (A)	403	6,533
RXO, Inc. (A)	1,946	42,559
Ryder System, Inc.	744	89,421
Saia, Inc. (A)	449	262,665
Schneider National, Inc., Class B	1,620	36,677
Uber Technologies, Inc. (A)	34,650	2,667,704
U-Haul Holding Company (A)	333	22,491
U-Haul Holding Company, Series N	2,999	199,973
Union Pacific Corp.	10,339	2,542,670
Universal Logistics Holdings, Inc.	464	17,108
Werner Enterprises, Inc.	980	38,338
XPO, Inc. (A)	1,961	239,301
		10,216,637
Industrial conglomerates – 0.7%
3M Company	9,351	991,861
General Electric Company	18,445	3,237,651
Honeywell International, Inc.	11,268	2,312,757
		6,542,269
Machinery – 1.9%
374Water, Inc. (A)	2,365	2,980
3D Systems Corp. (A)	2,231	9,906
AGCO Corp.	1,239	152,422
Alamo Group, Inc.	213	48,634
Albany International Corp., Class A	524	48,999
Allison Transmission Holdings, Inc.	1,466	118,981
Astec Industries, Inc.	412	18,009
Barnes Group, Inc.	889	33,026
Blue Bird Corp. (A)	511	19,592
Caterpillar, Inc.	8,646	3,168,154
Chart Industries, Inc. (A)	728	119,916
Columbus McKinnon Corp.	532	23,743
Commercial Vehicle Group, Inc. (A)	752	4,835
Crane Company	950	128,374
Cummins, Inc.	2,402	707,749

297

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Deere & Company	4,887	$2,007,286
Donaldson Company, Inc.	1,997	149,136
Douglas Dynamics, Inc.	425	10,251
Dover Corp.	2,365	419,054
Energy Recovery, Inc. (A)	1,056	16,674
Enerpac Tool Group Corp.	1,011	36,052
Enpro, Inc.	363	61,264
Esab Corp.	1,001	110,681
ESCO Technologies, Inc.	443	47,423
Federal Signal Corp.	1,034	87,756
Flowserve Corp.	2,207	100,816
Fortive Corp.	5,972	513,711
Franklin Electric Company, Inc.	783	83,632
Gates Industrial Corp. PLC (A)	4,677	82,830
Gencor Industries, Inc. (A)	339	5,658
Graco, Inc.	2,846	265,987
Graham Corp. (A)	310	8,457
Helios Technologies, Inc.	569	25,429
Hillenbrand, Inc.	1,194	60,046
Hillman Solutions Corp. (A)	3,141	33,420
Hurco Companies, Inc.	183	3,689
Hyliion Holdings Corp. (A)	3,087	5,433
Hyster-Yale Materials Handling, Inc.	272	17,454
IDEX Corp.	1,288	314,298
Illinois Tool Works, Inc.	5,126	1,375,460
Ingersoll Rand, Inc.	6,858	651,167
ITT, Inc.	1,359	184,865
John Bean Technologies Corp.	542	56,850
Kadant, Inc.	210	68,901
Kennametal, Inc.	1,405	35,041
LB Foster Company, Class A (A)	298	8,138
Lincoln Electric Holdings, Inc.	959	244,967
Lindsay Corp.	190	22,355
Mayville Engineering Company, Inc. (A)	441	6,320
Miller Industries, Inc.	293	14,679
Mueller Industries, Inc.	1,871	100,903
Mueller Water Products, Inc., Class A	2,820	45,374
Nikola Corp. (A)(B)	17,475	18,174
NN, Inc. (A)	766	3,631
Nordson Corp.	959	263,284
Omega Flex, Inc.	199	14,115
Oshkosh Corp.	1,082	134,936
Otis Worldwide Corp.	6,965	691,416
PACCAR, Inc.	8,837	1,094,816
Parker-Hannifin Corp.	2,171	1,206,620
Park-Ohio Holdings Corp.	316	8,431
Perma-Pipe International Holdings, Inc. (A)	15	119
Proto Labs, Inc. (A)	501	17,911
RBC Bearings, Inc. (A)	491	132,742
REV Group, Inc.	1,120	24,741
Snap-on, Inc.	884	261,858
SPX Technologies, Inc. (A)	785	96,657
Standex International Corp.	223	40,635
Stanley Black & Decker, Inc.	2,585	253,149
Stratasys, Ltd. (A)	1,117	12,980
Symbotic, Inc. (A)(B)	1,371	61,695
Taylor Devices, Inc. (A)	18	896
TechPrecision Corp. (A)	137	495
Tennant Company	359	43,658
Terex Corp.	1,130	72,772
The Gorman-Rupp Company	562	22,227
The Greenbrier Companies, Inc.	566	29,489
The Manitowoc Company, Inc. (A)	748	10,577
The Middleby Corp. (A)	905	145,515
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Shyft Group, Inc.	664	$8,247
The Timken Company	1,188	103,867
The Toro Company	1,763	161,544
Titan International, Inc. (A)	1,133	14,117
Trinity Industries, Inc.	1,368	38,099
Twin Disc, Inc.	152	2,513
Wabash National Corp.	849	25,419
Wabtec Corp.	3,021	440,099
Watts Water Technologies, Inc., Class A	461	97,986
Xylem, Inc.	4,082	527,558
		17,969,765
Marine transportation – 0.0%
Eagle Bulk Shipping, Inc.	242	15,118
Genco Shipping & Trading, Ltd.	637	12,950
Kirby Corp. (A)	1,003	95,606
Matson, Inc.	621	69,800
Pangaea Logistics Solutions, Ltd.	476	3,318
Toro Corp. (A)	271	1,455
		198,247
Passenger airlines – 0.2%
Alaska Air Group, Inc. (A)	2,116	90,967
Allegiant Travel Company	324	24,368
American Airlines Group, Inc. (A)	10,932	167,806
Blade Air Mobility, Inc. (A)	1,134	3,232
Delta Air Lines, Inc.	10,819	517,906
Frontier Group Holdings, Inc. (A)(B)	753	6,107
Hawaiian Holdings, Inc. (A)	993	13,237
JetBlue Airways Corp. (A)	5,782	42,902
Joby Aviation, Inc. (A)(B)	11,868	63,612
SkyWest, Inc. (A)	836	57,751
Southwest Airlines Company	10,070	293,943
Spirit Airlines, Inc. (B)	1,868	9,041
Sun Country Airlines Holdings, Inc. (A)	872	13,158
United Airlines Holdings, Inc. (A)	5,522	264,393
Wheels Up Experience, Inc. (A)(B)	11,885	34,110
		1,602,533
Professional services – 0.9%
Alight, Inc., Class A (A)	8,451	83,242
ASGN, Inc. (A)	823	86,217
Asure Software, Inc. (A)	323	2,513
Automatic Data Processing, Inc.	6,991	1,745,932
Barrett Business Services, Inc.	138	17,487
BlackSky Technology, Inc. (A)	2,296	3,123
Booz Allen Hamilton Holding Corp.	2,210	328,052
Broadridge Financial Solutions, Inc.	1,988	407,262
CACI International, Inc., Class A (A)	383	145,092
CBIZ, Inc. (A)	893	70,101
Concentrix Corp.	1,121	74,233
Conduent, Inc. (A)	3,930	13,283
CRA International, Inc.	128	19,146
CSG Systems International, Inc.	542	27,935
Dayforce, Inc. (A)	2,645	175,125
Dun & Bradstreet Holdings, Inc.	7,330	73,593
Equifax, Inc.	2,078	555,907
Exela Technologies, Inc. (A)	44	143
EXL Service Holdings, Inc. (A)	2,777	88,309
Exponent, Inc.	851	70,369
First Advantage Corp.	2,345	38,036
FiscalNote Holdings, Inc. (A)	2,114	2,812
Forrester Research, Inc. (A)	350	7,546
Franklin Covey Company (A)	263	10,325
FTI Consulting, Inc. (A)	579	121,758
Genpact, Ltd.	3,018	99,443
Heidrick & Struggles International, Inc.	391	13,161

298

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
HireQuest, Inc.	172	$2,227
HireRight Holdings Corp. (A)	1,195	17,053
Huron Consulting Group, Inc. (A)	355	34,300
IBEX Holdings, Ltd. (A)	196	3,024
ICF International, Inc.	314	47,298
Innodata, Inc. (A)	424	2,798
Insperity, Inc.	634	69,493
Jacobs Solutions, Inc.	2,125	326,676
KBR, Inc.	2,295	146,100
Kelly Services, Inc., Class A	696	17,428
Kforce, Inc.	374	26,374
Korn Ferry	900	59,184
Legalzoom.com, Inc. (A)	3,194	42,608
Leidos Holdings, Inc.	2,326	304,915
ManpowerGroup, Inc.	822	63,820
Mastech Digital, Inc. (A)	77	693
Maximus, Inc.	1,004	84,236
Mistras Group, Inc. (A)	754	7,208
NV5 Global, Inc. (A)	255	24,993
Parsons Corp. (A)	1,755	145,577
Paychex, Inc.	6,102	749,326
Paycom Software, Inc.	1,042	207,368
Paycor HCM, Inc. (A)	3,036	59,020
Paylocity Holding Corp. (A)	957	164,470
Planet Labs PBC (A)	4,332	11,047
RCM Technologies, Inc. (A)	72	1,539
Resources Connection, Inc.	615	8,093
Robert Half, Inc.	1,788	141,753
Science Applications International Corp.	890	116,047
Skillsoft Corp. (A)	127	1,143
Spire Global, Inc. (A)	335	4,020
SS&C Technologies Holdings, Inc.	4,176	268,809
Sterling Check Corp. (A)	1,592	25,599
TaskUS, Inc., Class A (A)	505	5,883
TransUnion	3,282	261,904
TriNet Group, Inc.	982	130,105
TrueBlue, Inc. (A)	614	7,687
TTEC Holdings, Inc.	804	8,337
Upwork, Inc. (A)	2,231	27,352
Verisk Analytics, Inc.	2,457	579,189
Verra Mobility Corp. (A)	2,810	70,166
Willdan Group, Inc. (A)	264	7,653
		8,562,660
Trading companies and distributors – 0.5%
Air Lease Corp.	1,811	93,158
Alta Equipment Group, Inc.	454	5,879
Applied Industrial Technologies, Inc.	639	126,234
Beacon Roofing Supply, Inc. (A)	1,079	105,764
BlueLinx Holdings, Inc. (A)	134	17,452
Boise Cascade Company	652	99,997
Core & Main, Inc., Class A (A)	2,900	166,025
Custom Truck One Source, Inc. (A)	4,215	24,531
Distribution Solutions Group, Inc. (A)	161	5,712
DNOW, Inc. (A)	1,992	30,278
DXP Enterprises, Inc. (A)	379	20,364
EVI Industries, Inc.	239	5,951
Fastenal Company	9,660	745,172
Ferguson PLC	3,454	754,457
GATX Corp.	582	78,005
Global Industrial, Inc.	669	29,958
GMS, Inc. (A)	735	71,545
H&E Equipment Services, Inc.	629	40,369
Herc Holdings, Inc.	492	82,804
Hudson Technologies, Inc. (A)	715	7,872
Karat Packaging, Inc.	258	7,381
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
McGrath RentCorp	425	$52,432
MRC Global, Inc. (A)	1,509	18,968
MSC Industrial Direct Company, Inc., Class A	752	72,974
Rush Enterprises, Inc., Class A	1,090	58,337
SiteOne Landscape Supply, Inc. (A)	766	133,705
Titan Machinery, Inc. (A)	402	9,974
Transcat, Inc. (A)	141	15,712
United Rentals, Inc.	1,155	832,882
W.W. Grainger, Inc.	847	861,653
Watsco, Inc.	566	244,495
WESCO International, Inc.	863	147,815
Willis Lease Finance Corp. (A)	61	3,027
Xometry, Inc., Class A (A)	762	12,870
		4,983,752
		90,847,421
Information technology – 26.8%
Communications equipment – 0.8%
ADTRAN Holdings, Inc.	1,285	6,990
Applied Optoelectronics, Inc. (A)	584	8,094
Arista Networks, Inc. (A)	5,249	1,522,105
Aviat Networks, Inc. (A)	149	5,713
Calix, Inc. (A)	1,129	37,438
Cambium Networks Corp. (A)	513	2,211
Ciena Corp. (A)	2,533	125,257
Cisco Systems, Inc.	69,135	3,450,528
Clearfield, Inc. (A)	255	7,864
CommScope Holding Company, Inc. (A)	3,622	4,745
Comtech Telecommunications Corp. (A)	548	1,880
Digi International, Inc. (A)	613	19,573
DZS, Inc. (A)	566	747
Extreme Networks, Inc. (A)	2,202	25,411
F5, Inc. (A)	1,000	189,590
Harmonic, Inc. (A)	1,878	25,240
Infinera Corp. (A)	3,747	22,594
Inseego Corp. (A)	196	549
Juniper Networks, Inc.	5,405	200,309
KVH Industries, Inc. (A)	504	2,570
Lantronix, Inc. (A)	468	1,666
Lumentum Holdings, Inc. (A)	1,134	53,695
Motorola Solutions, Inc.	2,834	1,006,013
NETGEAR, Inc. (A)	540	8,516
NetScout Systems, Inc. (A)	1,212	26,470
Ondas Holdings, Inc. (A)	844	819
Powerwave Technologies, Inc. (A)(C)	912	0
Ribbon Communications, Inc. (A)	2,627	8,406
Ubiquiti, Inc.	1,039	120,368
Viasat, Inc. (A)	2,126	38,459
Viavi Solutions, Inc. (A)	3,860	35,087
		6,958,907
Electronic equipment, instruments and components – 0.7%
908 Devices, Inc. (A)	530	4,002
Advanced Energy Industries, Inc.	629	64,145
AEye, Inc. (A)	149	186
Airgain, Inc. (A)	137	747
Amphenol Corp., Class A	10,101	1,165,150
Arlo Technologies, Inc. (A)	1,497	18,937
Arrow Electronics, Inc. (A)	935	121,045
Avnet, Inc.	1,539	76,304
Badger Meter, Inc.	495	80,096
Bel Fuse, Inc., Class B	224	13,509
Belden, Inc.	729	67,513
Benchmark Electronics, Inc.	648	19,446
CDW Corp.	2,273	581,388

299

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Cepton, Inc. (A)	306	$851
Climb Global Solutions, Inc.	42	2,977
Coda Octopus Group, Inc. (A)	29	167
Cognex Corp.	2,950	125,139
Coherent Corp. (A)	2,571	155,854
Corning, Inc.	14,476	477,129
Crane NXT Company	950	58,805
CTS Corp.	560	26,202
Daktronics, Inc. (A)	1,093	10,886
ePlus, Inc. (A)	432	33,929
Evolv Technologies Holdings, Inc. (A)	2,541	11,307
Fabrinet (A)	610	115,302
FARO Technologies, Inc. (A)	367	7,894
Flex, Ltd. (A)	7,538	215,662
Identiv, Inc. (A)	347	2,748
Insight Enterprises, Inc. (A)	594	110,199
IPG Photonics Corp. (A)	805	73,005
Iteris, Inc. (A)	1,032	5,098
Itron, Inc. (A)	770	71,240
Jabil, Inc.	2,214	296,565
Keysight Technologies, Inc. (A)	3,022	472,580
Kimball Electronics, Inc. (A)	462	10,002
Knowles Corp. (A)	1,589	25,583
Lightwave Logic, Inc. (A)(B)	1,967	9,206
Littelfuse, Inc.	421	102,029
Luna Innovations, Inc. (A)	456	1,461
Methode Electronics, Inc.	649	7,905
MicroVision, Inc. (A)(B)	3,204	5,895
Mirion Technologies, Inc. (A)	3,640	41,387
Napco Security Technologies, Inc.	650	26,104
nLight, Inc. (A)	848	11,024
Novanta, Inc. (A)	607	106,085
OSI Systems, Inc. (A)	287	40,989
Ouster, Inc. (A)	660	5,240
PAR Technology Corp. (A)	434	19,686
PC Connection, Inc.	492	32,438
Plexus Corp. (A)	455	43,143
Powerfleet, Inc. (A)	439	2,344
Richardson Electronics, Ltd.	108	995
Rogers Corp. (A)	321	38,099
Sanmina Corp. (A)	959	59,631
ScanSource, Inc. (A)	460	20,258
SigmaTron International, Inc. (A)	69	250
SmartRent, Inc. (A)	3,338	8,946
TD SYNNEX Corp.	1,581	178,811
Teledyne Technologies, Inc. (A)	803	344,744
Trimble, Inc. (A)	4,230	272,243
TTM Technologies, Inc. (A)	1,778	27,826
Vishay Intertechnology, Inc.	2,037	46,199
Vishay Precision Group, Inc. (A)	247	8,727
Vontier Corp.	2,588	117,392
Vuzix Corp. (A)(B)	1,189	1,439
Wrap Technologies, Inc. (A)	659	1,489
Zebra Technologies Corp., Class A (A)	874	263,459
		6,367,036
IT services – 1.3%
Accenture PLC, Class A	11,265	3,904,562
Akamai Technologies, Inc. (A)	2,561	278,534
Amdocs, Ltd.	2,016	182,186
Applied Digital Corp. (A)(B)	1,755	7,511
Backblaze, Inc., Class A (A)	563	5,759
BigBear.ai Holdings, Inc. (A)	2,589	5,307
BigCommerce Holdings, Inc., Series 1 (A)	1,209	8,330
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Brightcove, Inc. (A)	902	$1,750
Cloudflare, Inc., Class A (A)	4,963	480,567
Cognizant Technology Solutions Corp., Class A	8,543	626,116
Couchbase, Inc. (A)	763	20,075
CSP, Inc.	130	2,400
DecisionPoint Systems, Inc. (A)	84	762
DigitalOcean Holdings, Inc. (A)	1,622	61,928
DXC Technology Company (A)	3,794	80,471
EPAM Systems, Inc. (A)	984	271,741
Fastly, Inc., Class A (A)	2,166	28,093
Gartner, Inc. (A)	1,333	635,401
GoDaddy, Inc., Class A (A)	2,469	293,021
Grid Dynamics Holdings, Inc. (A)	1,255	15,424
IBM Corp.	15,437	2,947,850
Information Services Group, Inc.	1,038	4,194
Kyndryl Holdings, Inc. (A)	3,854	83,863
MongoDB, Inc. (A)	1,197	429,292
Okta, Inc. (A)	2,662	278,498
Perficient, Inc. (A)	584	32,873
Rackspace Technology, Inc. (A)	3,608	5,701
Snowflake, Inc., Class A (A)	5,592	903,667
Squarespace, Inc., Class A (A)	1,525	55,571
The Glimpse Group, Inc. (A)	319	357
The Hackett Group, Inc.	589	14,313
Thoughtworks Holding, Inc. (A)	5,429	13,735
Twilio, Inc., Class A (A)	3,077	188,159
Unisys Corp. (A)	1,317	6,466
VeriSign, Inc. (A)	1,749	331,453
		12,205,930
Semiconductors and semiconductor equipment – 8.6%
ACM Research, Inc., Class A (A)	1,003	29,227
Advanced Micro Devices, Inc. (A)	27,402	4,945,787
Aehr Test Systems (A)(B)	494	6,126
Allegro MicroSystems, Inc. (A)	3,281	88,456
Alpha & Omega Semiconductor, Ltd. (A)	487	10,733
Ambarella, Inc. (A)	688	34,930
Amkor Technology, Inc.	4,139	133,441
Amtech Systems, Inc. (A)	277	1,499
Analog Devices, Inc.	8,592	1,699,412
Applied Materials, Inc.	14,194	2,927,229
Atomera, Inc. (A)	405	2,495
Axcelis Technologies, Inc. (A)	552	61,559
AXT, Inc. (A)	574	2,635
Broadcom, Inc.	7,918	10,494,596
CEVA, Inc. (A)	442	10,038
Cirrus Logic, Inc. (A)	928	85,896
Cohu, Inc. (A)	842	28,064
Credo Technology Group Holding, Ltd. (A)	2,536	53,738
CVD Equipment Corp. (A)	64	301
Diodes, Inc. (A)	785	55,343
Enphase Energy, Inc. (A)	2,321	280,795
Entegris, Inc.	2,550	358,377
Everspin Technologies, Inc. (A)	159	1,259
First Solar, Inc. (A)	1,815	306,372
FormFactor, Inc. (A)	1,299	59,273
GlobalFoundries, Inc. (A)(B)	9,311	485,196
GSI Technology, Inc. (A)	338	1,149
Ichor Holdings, Ltd. (A)	463	17,881
Impinj, Inc. (A)	455	58,427
Indie Semiconductor, Inc., Class A (A)	2,748	19,456
Intel Corp.	71,033	3,137,528
inTEST Corp. (A)	104	1,378
KLA Corp.	2,317	1,618,587

300

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Kopin Corp. (A)	1,752	$3,154
Kulicke & Soffa Industries, Inc.	961	48,348
Lam Research Corp.	2,246	2,182,146
Lattice Semiconductor Corp. (A)	2,351	183,919
MACOM Technology Solutions Holdings, Inc. (A)	1,196	114,385
Magnachip Semiconductor Corp. (A)	627	3,499
Marvell Technology, Inc.	14,633	1,037,187
MaxLinear, Inc. (A)	1,385	25,858
Meta Materials, Inc. (A)	101	310
Microchip Technology, Inc.	9,228	827,844
Micron Technology, Inc.	18,583	2,190,750
MKS Instruments, Inc.	1,135	150,955
Monolithic Power Systems, Inc.	810	548,710
Navitas Semiconductor Corp. (A)	2,958	14,110
NVE Corp.	86	7,755
NVIDIA Corp.	42,434	38,341,665
ON Semiconductor Corp. (A)	7,340	539,857
Onto Innovation, Inc. (A)	832	150,659
PDF Solutions, Inc. (A)	654	22,020
Photronics, Inc. (A)	1,065	30,161
Pixelworks, Inc. (A)	874	2,255
Power Integrations, Inc.	962	68,831
Qorvo, Inc. (A)	1,662	190,847
Qualcomm, Inc.	18,925	3,204,003
QuickLogic Corp. (A)	132	2,116
Rambus, Inc. (A)	1,835	113,421
Rigetti Computing, Inc. (A)	2,396	3,666
Semtech Corp. (A)	1,087	29,882
Silicon Laboratories, Inc. (A)	544	78,184
SiTime Corp. (A)	381	35,521
SkyWater Technology, Inc. (A)	735	7,475
Skyworks Solutions, Inc.	2,691	291,489
SMART Global Holdings, Inc. (A)	881	23,188
Synaptics, Inc. (A)	661	64,487
Teradyne, Inc.	2,610	294,486
Texas Instruments, Inc.	15,419	2,686,144
Transphorm, Inc. (A)	1,018	4,998
Ultra Clean Holdings, Inc. (A)	780	35,833
Universal Display Corp.	802	135,097
Veeco Instruments, Inc. (A)	900	31,653
Wolfspeed, Inc. (A)	2,162	63,779
		80,807,830
Software – 10.2%
8x8, Inc. (A)	2,080	5,616
A10 Networks, Inc.	1,300	17,797
ACI Worldwide, Inc. (A)	1,879	62,402
Adeia, Inc.	1,869	20,409
Adobe, Inc. (A)	7,731	3,901,063
Agilysys, Inc. (A)	425	35,811
Alarm.com Holdings, Inc. (A)	841	60,947
Alkami Technology, Inc. (A)	1,556	38,231
Altair Engineering, Inc., Class A (A)	910	78,397
American Software, Inc., Class A	618	7,076
Amplitude, Inc., Class A (A)	1,391	15,134
ANSYS, Inc. (A)	1,474	511,714
Appfolio, Inc., Class A (A)	355	87,593
Appian Corp., Class A (A)	717	28,644
AppLovin Corp., Class A (A)	4,487	310,590
Arteris, Inc. (A)	576	4,216
Asana, Inc., Class A (A)	2,243	34,744
Aspen Technology, Inc. (A)	1,088	232,049
Atlassian Corp., Class A (A)	2,577	502,798
AudioEye, Inc. (A)	147	1,471
Aurora Innovation, Inc. (A)	18,480	52,114
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
AuthID, Inc. (A)	129	$984
Autodesk, Inc. (A)	3,626	944,283
AvePoint, Inc. (A)	3,049	24,148
Bentley Systems, Inc., Class B	4,826	252,014
BILL Holdings, Inc. (A)	1,823	125,277
Bit Digital, Inc. (A)(B)	1,535	4,405
Blackbaud, Inc. (A)	900	66,726
Blackline, Inc. (A)	1,030	66,517
Blend Labs, Inc., Class A (A)(B)	3,935	12,789
Box, Inc., Class A (A)	2,429	68,789
Braze, Inc., Class A (A)	1,080	47,844
c3.ai, Inc., Class A (A)(B)	1,947	52,705
Cadence Design Systems, Inc. (A)	4,608	1,434,378
CCC Intelligent Solutions Holdings, Inc. (A)	10,345	123,726
Cerence, Inc. (A)	696	10,962
Cipher Mining, Inc. (A)(B)	4,348	22,392
CleanSpark, Inc. (A)	2,591	54,955
Clear Secure, Inc., Class A	1,499	31,884
Clearwater Analytics Holdings, Inc., Class A (A)	1,529	27,048
CommVault Systems, Inc. (A)	745	75,565
Confluent, Inc., Class A (A)	3,631	110,818
Consensus Cloud Solutions, Inc. (A)	308	4,885
CoreCard Corp. (A)	182	2,011
Crowdstrike Holdings, Inc., Class A (A)	3,833	1,228,821
CS Disco, Inc. (A)	961	7,813
CXApp, Inc. (A)	207	507
Datadog, Inc., Class A (A)	5,077	627,517
Dave, Inc. (A)	165	6,128
Digimarc Corp. (A)	324	8,806
Digital Turbine, Inc. (A)	1,732	4,538
DocuSign, Inc. (A)	3,435	204,554
Dolby Laboratories, Inc., Class A	1,000	83,770
Domo, Inc., Class B (A)	570	5,084
DoubleVerify Holdings, Inc. (A)	2,881	101,296
Dropbox, Inc., Class A (A)	4,461	108,402
Duos Technologies Group, Inc. (A)	91	395
Dynatrace, Inc. (A)	5,163	239,770
E2open Parent Holdings, Inc. (A)	5,332	23,674
eGain Corp. (A)	659	4,251
Elastic NV (A)	1,666	167,000
Enfusion, Inc., Class A (A)	1,414	13,080
Envestnet, Inc. (A)	921	53,335
Everbridge, Inc. (A)	685	23,859
Expensify, Inc., Class A (A)	1,117	2,055
Fair Isaac Corp. (A)	420	524,836
Five9, Inc. (A)	1,233	76,582
Fortinet, Inc. (A)	13,337	911,050
Freshworks, Inc., Class A (A)	3,246	59,110
Gen Digital, Inc.	10,808	242,099
Gitlab, Inc., Class A (A)	1,766	102,993
Guidewire Software, Inc. (A)	1,370	159,893
HashiCorp, Inc., Class A (A)	1,884	50,774
HubSpot, Inc. (A)	848	531,323
Informatica, Inc., Class A (A)	4,114	143,990
Instructure Holdings, Inc. (A)	2,482	53,065
Intapp, Inc. (A)	1,174	40,268
Intellicheck, Inc. (A)	96	334
InterDigital, Inc.	505	53,762
Intuit, Inc.	4,752	3,088,800
Jamf Holding Corp. (A)	2,133	39,141
JFrog, Ltd. (A)	1,748	77,297
Kaltura, Inc. (A)	1,831	2,472
LivePerson, Inc. (A)	1,343	1,340

301

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
LiveRamp Holdings, Inc. (A)	1,144	$39,468
Manhattan Associates, Inc. (A)	1,045	261,490
Marathon Digital Holdings, Inc. (A)	3,782	85,398
Matterport, Inc. (A)	5,336	12,059
MeridianLink, Inc. (A)	1,335	24,965
MicroCloud Hologram, Inc. (A)	90	347
Microsoft Corp.	126,024	53,020,817
MicroStrategy, Inc., Class A (A)(B)	206	351,139
Mitek Systems, Inc. (A)	858	12,098
Model N, Inc. (A)	632	17,993
N-able, Inc. (A)	3,105	40,582
NCino, Inc. (A)	1,925	71,957
NCR Voyix Corp. (A)	2,337	29,516
NextNav, Inc. (A)(B)	1,876	12,344
Nutanix, Inc., Class A (A)	3,978	245,522
Olo, Inc., Class A (A)	1,891	10,382
ON24, Inc.	546	3,898
OneSpan, Inc. (A)	743	8,641
Oracle Corp.	46,051	5,784,466
PagerDuty, Inc. (A)	1,555	35,267
Palantir Technologies, Inc., Class A (A)	34,727	799,068
Palo Alto Networks, Inc. (A)	5,188	1,474,066
Pegasystems, Inc.	1,415	91,466
Porch Group, Inc. (A)	1,620	6,982
PowerSchool Holdings, Inc., Class A (A)	2,765	58,867
Procore Technologies, Inc. (A)	2,420	198,851
Progress Software Corp.	725	38,650
PROS Holdings, Inc. (A)	783	28,446
PTC, Inc. (A)	2,011	379,958
Q2 Holdings, Inc. (A)	981	51,561
Qualys, Inc. (A)	614	102,458
Rapid7, Inc. (A)	1,032	50,609
Red Violet, Inc. (A)	179	3,499
Rekor Systems, Inc. (A)	1,043	2,388
ReposiTrak, Inc.	166	2,631
Rimini Street, Inc. (A)	1,519	4,952
RingCentral, Inc., Class A (A)	1,429	49,643
Riot Platforms, Inc. (A)	3,524	43,134
Roper Technologies, Inc.	1,812	1,016,242
Salesforce, Inc.	16,504	4,970,675
Samsara, Inc., Class A (A)	2,853	107,815
SecureWorks Corp., Class A (A)	542	3,642
SEMrush Holdings, Inc., Class A (A)(B)	2,009	26,639
SentinelOne, Inc., Class A (A)	4,111	95,827
ServiceNow, Inc. (A)	3,465	2,641,716
Smartsheet, Inc., Class A (A)	2,267	87,280
SolarWinds Corp. (A)	2,802	35,361
SoundHound AI, Inc., Class A (A)(B)	3,460	20,379
SoundThinking, Inc. (A)	239	3,795
Sprinklr, Inc., Class A (A)	2,310	28,344
Sprout Social, Inc., Class A (A)	816	48,723
SPS Commerce, Inc. (A)	618	114,268
Stronghold Digital Mining, Inc. (A)	130	540
Synopsys, Inc. (A)	2,581	1,475,042
Telos Corp. (A)	1,120	4,659
Tenable Holdings, Inc. (A)	1,968	97,278
Teradata Corp. (A)	1,675	64,772
TeraWulf, Inc. (A)(B)	4,043	10,633
Tyler Technologies, Inc. (A)	715	303,882
UiPath, Inc., Class A (A)	8,122	184,126
Unity Software, Inc. (A)	6,529	174,324
Upland Software, Inc. (A)	553	1,709
Varonis Systems, Inc. (A)	1,852	87,359
Verint Systems, Inc. (A)	1,108	36,730
Veritone, Inc. (A)	682	3,587
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Vertex, Inc., Class A (A)	940	$29,854
Viant Technology, Inc., Class A (A)	614	6,545
Weave Communications, Inc. (A)	1,088	12,490
Workday, Inc., Class A (A)	3,511	957,625
Workiva, Inc. (A)	847	71,826
Xperi, Inc. (A)	833	10,046
Yext, Inc. (A)	2,165	13,055
Zeta Global Holdings Corp., Class A (A)	3,081	33,675
Zoom Video Communications, Inc., Class A (A)	4,280	279,784
Zscaler, Inc. (A)	2,474	476,567
Zuora, Inc., Class A (A)	2,245	20,474
		95,660,571
Technology hardware, storage and peripherals – 5.2%
Apple, Inc.	262,107	44,946,108
Composecure, Inc. (A)	111	803
Corsair Gaming, Inc. (A)	1,717	21,188
CPI Card Group, Inc. (A)	174	3,108
Dell Technologies, Inc., Class C	4,286	489,075
Diebold Nixdorf, Inc. (A)	570	19,631
Eastman Kodak Company (A)	974	4,821
Hewlett Packard Enterprise Company	21,796	386,443
HP, Inc.	16,684	504,190
Immersion Corp. (A)	731	5,468
Intevac, Inc. (A)	711	2,730
IonQ, Inc. (A)(B)	3,452	34,485
NetApp, Inc.	3,522	369,704
One Stop Systems, Inc. (A)	311	1,014
Pure Storage, Inc., Class A (A)	5,214	271,076
Seagate Technology Holdings PLC	3,505	326,140
Super Micro Computer, Inc. (A)	897	905,997
TransAct Technologies, Inc. (A)	27	141
Turtle Beach Corp. (A)	214	3,689
Western Digital Corp. (A)	5,462	372,727
Xerox Holdings Corp.	2,572	46,039
		48,714,577
		250,714,851
Materials – 2.8%
Chemicals – 1.5%
Advanced Emissions Solutions, Inc. (A)	447	2,897
AdvanSix, Inc.	524	14,986
Air Products & Chemicals, Inc.	3,773	914,085
Albemarle Corp.	2,004	264,007
Alto Ingredients, Inc. (A)	1,282	2,795
American Vanguard Corp.	632	8,184
Arcadium Lithium PLC (A)	18,424	79,407
Ashland, Inc.	880	85,686
Aspen Aerogels, Inc. (A)	1,192	20,979
Avient Corp.	1,554	67,444
Axalta Coating Systems, Ltd. (A)	3,722	128,000
Balchem Corp.	540	83,673
Cabot Corp.	964	88,881
Celanese Corp.	1,836	315,535
CF Industries Holdings, Inc.	3,266	271,764
Core Molding Technologies, Inc. (A)	65	1,230
Corteva, Inc.	12,069	696,019
CVR Nitrogen LP (A)(C)	1,086	195
Dow, Inc.	11,851	686,528
DuPont de Nemours, Inc.	7,799	597,949
Eastman Chemical Company	1,972	197,634
Ecolab, Inc.	4,845	1,118,711
Ecovyst, Inc. (A)	2,468	27,518
Element Solutions, Inc.	3,916	97,822
Flotek Industries, Inc. (A)	471	1,762

302

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
FMC Corp.	2,131	$135,745
Ginkgo Bioworks Holdings, Inc. (A)(B)	27,683	32,112
Hawkins, Inc.	415	31,872
HB Fuller Company	899	71,686
Huntsman Corp.	3,124	81,318
Ingevity Corp. (A)	659	31,434
Innospec, Inc.	400	51,576
International Flavors & Fragrances, Inc.	4,346	373,713
Intrepid Potash, Inc. (A)	189	3,943
Koppers Holdings, Inc.	390	21,516
Kronos Worldwide, Inc.	1,678	19,800
Linde PLC	8,278	3,843,641
LSB Industries, Inc. (A)	1,275	11,195
LyondellBasell Industries NV, Class A	5,442	556,608
Mativ Holdings, Inc.	986	18,488
Minerals Technologies, Inc.	519	39,070
NewMarket Corp.	157	99,635
Novusterra, Inc. (A)(C)	88	0
Olin Corp.	2,166	127,361
PPG Industries, Inc.	4,001	579,745
PureCycle Technologies, Inc. (A)(B)	2,836	17,640
Quaker Chemical Corp.	311	63,833
Rayonier Advanced Materials, Inc. (A)	1,194	5,707
RPM International, Inc.	2,176	258,835
Sensient Technologies Corp.	716	49,540
Stepan Company	363	32,685
The Chemours Company	2,472	64,915
The Mosaic Company	5,635	182,912
The Scotts Miracle-Gro Company	940	70,115
The Sherwin-Williams Company	4,363	1,515,401
Trinseo PLC	546	2,064
Tronox Holdings PLC	2,583	44,815
Valhi, Inc.	518	8,899
Westlake Chemical Partners LP	369	8,192
Westlake Corp.	2,161	330,201
		14,559,903
Construction materials – 0.3%
CRH PLC (New York Stock Exchange)	11,728	1,011,657
Eagle Materials, Inc.	600	163,050
Knife River Corp. (A)	933	75,648
Martin Marietta Materials, Inc.	1,041	639,112
Summit Materials, Inc., Class A (A)	2,073	92,394
United States Lime & Minerals, Inc.	114	33,988
Vulcan Materials Company	2,256	615,708
		2,631,557
Containers and packaging – 0.3%
AptarGroup, Inc.	1,107	159,286
Avery Dennison Corp.	1,362	304,067
Ball Corp.	5,350	360,376
Berry Global Group, Inc.	1,954	118,178
Crown Holdings, Inc.	2,047	162,245
Graphic Packaging Holding Company	5,178	151,094
Greif, Inc., Class A	508	35,077
International Paper Company	5,838	227,799
Myers Industries, Inc.	710	16,451
O-I Glass, Inc. (A)	2,587	42,918
Packaging Corp. of America	1,515	287,517
Pactiv Evergreen, Inc.	2,903	41,571
Ranpak Holdings Corp. (A)	1,290	10,152
Sealed Air Corp.	2,439	90,731
Silgan Holdings, Inc.	1,867	90,662
Sonoco Products Company	1,604	92,775
TriMas Corp.	806	21,544
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Westrock Company	4,347	$214,959
		2,427,402
Metals and mining – 0.7%
5E Advanced Materials, Inc. (A)	910	1,219
Alcoa Corp.	3,047	102,958
Alpha Metallurgical Resources, Inc.	229	75,838
Arch Resources, Inc.	298	47,915
ATI, Inc. (A)	2,184	111,755
Atlas Lithium Corp. (A)	231	3,932
Carpenter Technology Corp.	853	60,921
Century Aluminum Company (A)	1,672	25,732
Cleveland-Cliffs, Inc. (A)	8,622	196,064
Coeur Mining, Inc. (A)	5,923	22,330
Commercial Metals Company	1,950	114,602
Compass Minerals International, Inc.	681	10,719
Contango ORE, Inc. (A)	161	3,196
Dakota Gold Corp. (A)	1,394	3,304
Freeport-McMoRan, Inc.	24,362	1,145,501
Friedman Industries, Inc.	48	900
Gatos Silver, Inc. (A)	1,095	9,187
Haynes International, Inc.	261	15,691
Hecla Mining Company	10,616	51,063
Hycroft Mining Holding Corp. (A)	359	793
Kaiser Aluminum Corp.	289	25,825
Materion Corp.	365	48,089
Metallus, Inc. (A)	841	18,712
MP Materials Corp. (A)(B)	3,098	44,301
Newmont Corp.	19,650	704,256
NioCorp Developments, Ltd. (A)	588	1,599
Nucor Corp.	4,213	833,753
Olympic Steel, Inc.	262	18,571
Pan American Silver Corp., CVR (A)	7,232	3,240
Piedmont Lithium, Inc. (A)	306	4,076
Radius Recycling, Inc.	532	11,241
Ramaco Resources, Inc. (A)	712	11,990
Ramaco Resources, Inc., Class B	134	1,682
Reliance, Inc.	989	330,504
Royal Gold, Inc.	1,113	135,575
Ryerson Holding Corp.	653	21,876
Southern Copper Corp.	13,104	1,395,838
Steel Dynamics, Inc.	2,797	414,599
SunCoke Energy, Inc.	1,558	17,559
Tredegar Corp.	821	5,353
U.S. Steel Corp.	3,744	152,680
Universal Stainless & Alloy Products, Inc. (A)	39	874
US Gold Corp. (A)	143	525
Warrior Met Coal, Inc.	859	52,141
Worthington Steel, Inc. (A)	824	29,540
		6,288,019
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	317	13,862
Glatfelter Corp. (A)	999	1,998
Louisiana-Pacific Corp.	1,224	102,706
Mercer International, Inc.	1,093	10,875
Sylvamo Corp.	693	42,786
		172,227
		26,079,108
Real estate – 2.5%
Diversified REITs – 0.1%
Alexander & Baldwin, Inc.	1,411	23,239
American Assets Trust, Inc.	1,151	25,218
Armada Hoffler Properties, Inc.	1,229	12,782
Broadstone Net Lease, Inc.	2,771	43,422

303

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified REITs (continued)
Empire State Realty Trust, Inc., Class A	2,981	$30,198
Essential Properties Realty Trust, Inc.	2,477	66,037
Gladstone Commercial Corp.	793	10,975
Global Net Lease, Inc.	3,529	27,420
NexPoint Diversified Real Estate Trust	631	4,165
One Liberty Properties, Inc.	547	12,357
WP Carey, Inc.	3,602	203,297
		459,110
Health care REITs – 0.2%
CareTrust REIT, Inc.	1,867	45,499
Community Healthcare Trust, Inc.	472	12,532
Diversified Healthcare Trust	4,438	10,917
Global Medical REIT, Inc.	854	7,473
Healthcare Realty Trust, Inc.	6,470	91,551
Healthpeak Properties, Inc.	11,740	220,125
LTC Properties, Inc.	749	24,350
Medical Properties Trust, Inc.	10,085	47,400
National Health Investors, Inc.	787	49,447
Omega Healthcare Investors, Inc.	4,097	129,752
Sabra Health Care REIT, Inc.	4,102	60,587
Universal Health Realty Income Trust	293	10,756
Ventas, Inc.	6,814	296,682
Welltower, Inc.	8,806	822,833
		1,829,904
Hotel and resort REITs – 0.1%
Apple Hospitality REIT, Inc.	3,995	65,438
Ashford Hospitality Trust, Inc. (A)	444	608
Braemar Hotels & Resorts, Inc.	978	1,956
Chatham Lodging Trust	1,043	10,545
DiamondRock Hospitality Company	3,725	35,797
Host Hotels & Resorts, Inc.	11,922	246,547
Park Hotels & Resorts, Inc.	3,834	67,057
Pebblebrook Hotel Trust	2,310	35,597
RLJ Lodging Trust	2,896	34,231
Ryman Hospitality Properties, Inc.	987	114,107
Service Properties Trust	3,030	20,543
Summit Hotel Properties, Inc.	2,173	14,146
Sunstone Hotel Investors, Inc.	3,688	41,084
Xenia Hotels & Resorts, Inc.	2,067	31,026
		718,682
Industrial REITs – 0.3%
Americold Realty Trust, Inc.	4,591	114,408
EastGroup Properties, Inc.	762	136,985
First Industrial Realty Trust, Inc.	2,253	118,373
Industrial Logistics Properties Trust	1,490	6,392
Innovative Industrial Properties, Inc.	457	47,318
LXP Industrial Trust	4,958	44,721
Plymouth Industrial REIT, Inc.	501	11,273
Prologis, Inc.	15,691	2,043,282
Rexford Industrial Realty, Inc.	3,530	177,559
STAG Industrial, Inc.	2,912	111,937
Terreno Realty Corp.	1,421	94,354
		2,906,602
Office REITs – 0.1%
Alexandria Real Estate Equities, Inc.	2,930	377,706
Boston Properties, Inc.	2,610	170,459
Brandywine Realty Trust	3,382	16,234
COPT Defense Properties	2,009	48,558
Cousins Properties, Inc.	2,664	64,043
Douglas Emmett, Inc.	2,995	41,541
Easterly Government Properties, Inc.	1,561	17,967
Equity Commonwealth (A)	1,849	34,909
Franklin Street Properties Corp.	2,261	5,132
Highwoods Properties, Inc.	1,854	48,538
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office REITs (continued)
Hudson Pacific Properties, Inc.	2,615	$16,867
JBG SMITH Properties	2,054	32,967
Kilroy Realty Corp.	2,018	73,516
NET Lease Office Properties	222	5,284
New York REIT Liquidating LLC (A)(C)	457	2,975
Office Properties Income Trust	1,104	2,252
Orion Office REIT, Inc.	983	3,450
Paramount Group, Inc.	4,071	19,093
Peakstone Realty Trust	700	11,291
Piedmont Office Realty Trust, Inc., Class A	2,477	17,413
SL Green Realty Corp.	1,037	57,170
Vornado Realty Trust	3,256	93,675
		1,161,040
Real estate management and development – 0.2%
Anywhere Real Estate, Inc. (A)	1,793	11,081
CBRE Group, Inc., Class A (A)	5,256	511,093
Compass, Inc., Class A (A)	7,930	28,548
CoStar Group, Inc. (A)	6,941	670,501
DigitalBridge Group, Inc.	2,720	52,414
Doma Holdings, Inc. (A)	230	1,044
Douglas Elliman, Inc. (A)	1,475	2,331
eXp World Holdings, Inc. (B)	2,650	27,375
Fathom Holdings, Inc. (A)	361	718
Five Point Holdings LLC, Class A (A)	1,135	3,553
Forestar Group, Inc. (A)	999	40,150
FRP Holdings, Inc. (A)	226	13,876
Howard Hughes Holdings, Inc. (A)	851	61,800
Jones Lang LaSalle, Inc. (A)	802	156,462
Kennedy-Wilson Holdings, Inc.	2,252	19,322
LuxUrban Hotels, Inc. (A)	537	741
Marcus & Millichap, Inc.	708	24,192
Maui Land & Pineapple Company, Inc. (A)	251	5,437
Newmark Group, Inc., Class A	2,923	32,416
Offerpad Solutions, Inc. (A)(B)	456	3,694
Opendoor Technologies, Inc. (A)	11,190	33,906
Rafael Holdings, Inc., Class B (A)	347	597
RE/MAX Holdings, Inc., Class A	374	3,280
Redfin Corp. (A)	1,922	12,781
Seritage Growth Properties, Class A (A)	866	8,357
Star Holdings (A)	189	2,442
Stratus Properties, Inc. (A)	114	2,603
Tejon Ranch Company (A)	577	8,892
The RMR Group, Inc., Class A	311	7,464
The St. Joe Company	1,041	60,347
Transcontinental Realty Investors, Inc. (A)	94	3,539
WeWork, Inc., Class A (A)	27,947	2,096
Zillow Group, Inc., Class A (A)	240	11,486
Zillow Group, Inc., Class C (A)	3,624	176,779
		2,001,317
Residential REITs – 0.3%
American Homes 4 Rent, Class A	6,153	226,307
Apartment Income REIT Corp.	2,626	85,266
Apartment Investment and Management Company, Class A (A)	2,711	22,203
AvalonBay Communities, Inc.	2,406	446,457
Bluerock Homes Trust, Inc.	85	1,442
BRT Apartments Corp.	385	6,468
Camden Property Trust	1,800	177,120
Centerspace	226	12,914
Elme Communities	1,645	22,898
Equity LifeStyle Properties, Inc.	3,171	204,212
Equity Residential	6,415	404,851

304

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Essex Property Trust, Inc.	1,080	$264,395
Independence Realty Trust, Inc.	3,712	59,875
Invitation Homes, Inc.	10,387	369,881
Mid-America Apartment Communities, Inc.	1,970	259,213
NexPoint Residential Trust, Inc.	480	15,451
Sun Communities, Inc.	2,124	273,104
UDR, Inc.	5,550	207,626
UMH Properties, Inc.	958	15,558
Veris Residential, Inc.	1,641	24,960
		3,100,201
Retail REITs – 0.3%
Acadia Realty Trust	1,812	30,822
Agree Realty Corp.	1,590	90,821
Alexander's, Inc.	105	22,800
Brixmor Property Group, Inc.	5,029	117,930
CBL & Associates Properties, Inc.	353	8,087
Federal Realty Investment Trust	1,354	138,270
Getty Realty Corp.	881	24,095
InvenTrust Properties Corp.	993	25,530
Kimco Realty Corp.	11,297	221,534
Kite Realty Group Trust	3,726	80,780
NETSTREIT Corp.	852	15,651
NNN REIT, Inc.	3,009	128,605
Phillips Edison & Company, Inc.	1,954	70,090
Realty Income Corp.	13,892	751,557
Regency Centers Corp.	3,078	186,404
Retail Opportunity Investments Corp.	2,320	29,742
Saul Centers, Inc.	490	18,860
Simon Property Group, Inc.	5,522	864,138
SITE Centers Corp.	3,696	54,146
Tanger, Inc.	1,832	54,099
The Macerich Company	3,448	59,409
Urban Edge Properties	2,162	37,338
Whitestone REIT	991	12,437
		3,043,145
Specialized REITs – 0.9%
American Tower Corp.	7,915	1,563,925
Crown Castle, Inc.	7,354	778,274
CubeSmart	3,757	169,892
Digital Realty Trust, Inc.	5,129	738,781
EPR Properties	1,307	55,482
Equinix, Inc.	1,588	1,310,624
Extra Space Storage, Inc.	3,585	526,995
Farmland Partners, Inc.	930	10,323
Four Corners Property Trust, Inc.	1,453	35,555
Gaming and Leisure Properties, Inc.	4,356	200,681
Gladstone Land Corp.	706	9,418
Iron Mountain, Inc.	4,919	394,553
Lamar Advertising Company, Class A	1,457	173,980
National Storage Affiliates Trust	1,445	56,586
Outfront Media, Inc.	2,732	45,870
PotlatchDeltic Corp.	1,431	67,286
Public Storage	2,982	864,959
Rayonier, Inc.	2,536	84,297
Safehold, Inc.	1,263	26,018
SBA Communications Corp.	1,845	399,812
Uniti Group, Inc.	4,136	24,402
VICI Properties, Inc.	17,132	510,362
Weyerhaeuser Company	12,365	444,027
		8,492,102
		23,712,103
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 2.0%
Electric utilities – 1.2%
ALLETE, Inc.	971	$57,910
Alliant Energy Corp.	4,261	214,754
American Electric Power Company, Inc.	8,760	754,236
Avangrid, Inc.	210	7,652
Constellation Energy Corp.	5,453	1,007,987
Duke Energy Corp.	13,076	1,264,580
Edison International	6,487	458,826
Entergy Corp.	3,564	376,644
Evergy, Inc.	3,875	206,848
Eversource Energy	5,975	357,126
Exelon Corp.	16,926	635,910
FirstEnergy Corp.	9,714	375,155
Genie Energy, Ltd., B Shares	600	9,048
Hawaiian Electric Industries, Inc.	1,861	20,973
IDACORP, Inc.	843	78,306
MGE Energy, Inc.	651	51,247
NextEra Energy, Inc.	34,830	2,225,985
NRG Energy, Inc.	3,873	262,163
OGE Energy Corp.	3,277	112,401
Otter Tail Corp.	715	61,776
PG&E Corp.	35,573	596,203
Pinnacle West Capital Corp.	1,895	141,613
PNM Resources, Inc.	1,429	53,788
Portland General Electric Company	1,623	68,166
PPL Corp.	12,354	340,106
The Southern Company	18,541	1,330,131
Via Renewables, Inc. (A)	126	1,362
Xcel Energy, Inc.	9,407	505,626
		11,576,522
Gas utilities – 0.1%
Atmos Energy Corp.	2,524	300,028
Chesapeake Utilities Corp.	341	36,589
National Fuel Gas Company	1,479	79,452
New Jersey Resources Corp.	1,632	70,029
Northwest Natural Holding Company	625	23,263
ONE Gas, Inc.	913	58,916
RGC Resources, Inc.	228	4,615
Southwest Gas Holdings, Inc.	1,193	90,823
Spire, Inc.	874	53,637
Star Group LP	508	5,090
UGI Corp.	3,486	85,546
		807,988
Independent power and renewable electricity producers – 0.1%
Altus Power, Inc. (A)	2,685	12,834
Clearway Energy, Inc., Class A	1,122	24,134
Clearway Energy, Inc., Class C	974	22,451
Montauk Renewables, Inc. (A)	2,461	10,238
Ormat Technologies, Inc.	1,025	67,845
Spruce Power Holding Corp. (A)	305	1,211
Sunnova Energy International, Inc. (A)	2,105	12,904
The AES Corp.	11,350	203,506
Vistra Corp.	6,203	432,039
		787,162
Multi-utilities – 0.5%
Ameren Corp.	4,496	332,524
Avista Corp.	1,244	43,565
Black Hills Corp.	1,090	59,514
CenterPoint Energy, Inc.	10,738	305,926
CMS Energy Corp.	4,917	296,692
Consolidated Edison, Inc.	5,820	528,514
Dominion Energy, Inc.	14,221	699,531
DTE Energy Company	3,487	391,032

305

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
NiSource, Inc.	6,883	$190,384
Northwestern Energy Group, Inc.	961	48,944
Public Service Enterprise Group, Inc.	8,428	562,822
Sempra	10,693	768,078
Unitil Corp.	316	16,543
WEC Energy Group, Inc.	5,354	439,670
		4,683,739
Water utilities – 0.1%
American States Water Company	629	45,439
American Water Works Company, Inc.	3,314	405,004
Artesian Resources Corp., Class A	193	7,162
Cadiz, Inc. (A)	1,083	3,141
California Water Service Group	956	44,435
Essential Utilities, Inc.	4,505	166,910
Global Water Resources, Inc.	595	7,640
Middlesex Water Company	324	17,010
Pure Cycle Corp. (A)	615	5,843
SJW Group	527	29,823
The York Water Company	308	11,171
		743,578
		18,598,989
TOTAL COMMON STOCKS (Cost $400,053,400)		$917,245,993
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Broadline retail – 0.0%
Qurate Retail, Inc., 8.000%	260	12,927
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	12,271
TOTAL PREFERRED SECURITIES (Cost $82,033)		$25,198
RIGHTS – 0.0%
Empire Petroleum Corp. (Expiration Date: 4-10-24; Strike Price: $5.00) (A)	414	0
TOTAL RIGHTS (Cost $0)		$0
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Cassava Sciences, Inc. (Expiration Date: 11-15-24; Strike Price: $33.00) (A)	271	$1,092
Chord Energy Corp. (Expiration Date: 11-19-24; Strike Price: $90.57) (A)	31	3,087
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	631
TOTAL WARRANTS (Cost $62,446)		$4,810
SHORT-TERM INVESTMENTS – 2.4%
Short-term funds – 2.4%
John Hancock Collateral Trust, 5.2975% (D)(E)	2,216,932	22,163,559
TOTAL SHORT-TERM INVESTMENTS (Cost $22,170,570)		$22,163,559
Total Investments (Total Stock Market Index Trust) (Cost $422,368,449) – 100.3%		$939,439,560
Other assets and liabilities, net – (0.3%)		(3,078,389)
TOTAL NET ASSETS – 100.0%		$936,361,171
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $3,839,783.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 3-31-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,966,928.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	22	Long	Jun 2024	$2,317,666	$2,360,490	$42,824
S&P 500 E-Mini Index Futures	70	Long	Jun 2024	18,286,162	18,579,750	293,588
						$336,412

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.6%
U.S. Government Agency – 0.6%
Federal Home Loan Mortgage Corp.
5.349%, (1 Year CMT + 2.231%), 05/01/2034 (A)	$74,533	$75,089
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.356%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.558%), 02/01/2036 (A)	$27,355	$27,771

306

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.375%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.587%), 05/01/2037 (A)	$44,910	$45,594
5.467%, (1 Year CMT + 2.165%), 11/01/2036 (A)	56,465	57,018
5.697%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.447%), 06/01/2036 (A)	13,904	14,115
5.770%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.639%), 09/01/2043 (A)	157,177	159,573
5.815%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.565%), 12/01/2036 (A)	19,386	19,562
6.098%, (1 Year CMT + 2.083%), 12/01/2035 (A)	70,698	70,767
6.295%, (1 Year CMT + 2.295%), 08/01/2035 (A)	54,391	54,986
7.390%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.515%), 12/01/2035 (A)	15,660	15,782
Federal National Mortgage Association
5.420%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.295%), 10/01/2038 (A)	21,711	21,921
5.513%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.567%), 07/01/2035 (A)	94,996	96,675
5.699%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.450%), 04/01/2035 (A)	179,128	181,437
6.084%, (1 Year CMT + 2.271%), 07/01/2035 (A)	58,804	59,537
6.098%, (1 Year CMT + 2.333%), 05/01/2034 (A)	38,894	39,462
6.268%, (1 Year CMT + 2.167%), 01/01/2036 (A)	77,114	77,794
6.274%, (1 Year CMT + 2.149%), 01/01/2036 (A)	25,597	25,837
6.314%, (1 Year CMT + 2.204%), 05/01/2036 (A)	113,001	114,126
6.323%, (1 Year CMT + 2.194%), 02/01/2035 (A)	86,773	87,589
7.177%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.485%), 10/01/2035 (A)	67,277	67,920
7.221%, (6 month Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.517%), 02/01/2035 (A)	39,679	40,073
Government National Mortgage Association 3.625%, (1 Year CMT + 1.500%), 08/20/2032 (A)	75,887	74,510
		1,427,138
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,479,736)		$1,427,138
CORPORATE BONDS – 55.5%
Communication services – 2.1%
Charter Communications Operating LLC 4.908%, 07/23/2025	2,000,000	1,975,660
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp. 3.950%, 10/15/2025	$2,000,000	$1,966,593
WarnerMedia Holdings, Inc. 3.638%, 03/15/2025	1,111,000	1,088,926
		5,031,179
Consumer discretionary – 8.1%
Amazon.com, Inc.
0.450%, 05/12/2024	4,455,000	4,428,677
2.730%, 04/13/2024	2,000,000	1,997,558
BMW US Capital LLC 2.800%, 04/11/2026 (B)	3,000,000	2,869,828
Booking Holdings, Inc. 3.650%, 03/15/2025	2,000,000	1,967,996
Expedia Group, Inc. 6.250%, 05/01/2025 (B)	1,450,000	1,456,340
Ford Motor Credit Company LLC 4.389%, 01/08/2026	1,107,000	1,079,749
General Motors Financial Company, Inc. 2.900%, 02/26/2025	2,000,000	1,950,989
Hyundai Capital America 5.250%, 01/08/2027 (B)	2,000,000	1,998,204
The Walt Disney Company 3.000%, 02/13/2026	2,000,000	1,928,107
		19,677,448
Consumer staples – 2.4%
Anheuser-Busch Companies LLC 3.650%, 02/01/2026	595,000	581,427
Dollar Tree, Inc. 4.000%, 05/15/2025	2,906,000	2,856,939
Kenvue, Inc. 5.500%, 03/22/2025	1,000,000	1,001,742
Walmart, Inc. 2.850%, 07/08/2024	1,370,000	1,360,478
		5,800,586
Energy – 1.2%
Energy Transfer LP 4.050%, 03/15/2025	1,480,000	1,458,119
MPLX LP 4.875%, 06/01/2025	1,500,000	1,487,446
		2,945,565
Financials – 22.1%
Ally Financial, Inc. 3.875%, 05/21/2024	2,000,000	1,993,999
American Express Company 6.338%, (6.338% to 10-30-25, then Overnight SOFR + 1.330%), 10/30/2026	2,000,000	2,026,390
Ares Capital Corp. 3.875%, 01/15/2026	1,840,000	1,779,716
Bank of America Corp.
1.530%, (1.530% to 12-6-24, then Overnight SOFR + 0.650%), 12/06/2025	2,000,000	1,943,788
4.000%, 04/01/2024	2,000,000	2,000,000
5.729%, (Overnight SOFR + 0.410%), 06/14/2024 (A)	2,855,000	2,855,445
Barclays PLC 3.932%, (3.932% to 5-7-24, then 3 month LIBOR + 1.610%), 05/07/2025	2,000,000	1,995,939
Blackstone Private Credit Fund 7.050%, 09/29/2025	2,000,000	2,029,837

307

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA 2.819%, (2.819% to 11-19-24, then 3 month CME Term SOFR + 1.373%), 11/19/2025 (B)	$1,293,000	$1,268,046
Brighthouse Financial Global Funding 6.100%, (Overnight SOFR + 0.760%), 04/12/2024 (A)(B)	2,000,000	2,000,183
Citigroup, Inc. 3.352%, (3.352% to 4-24-24, then 3 month CME Term SOFR + 1.158%), 04/24/2025	3,000,000	2,995,018
Citizens Bank NA 6.064%, (6.064% to 10-24-24, then Overnight SOFR + 1.450%), 10/24/2025	1,333,000	1,327,650
Credit Agricole SA 1.247%, (1.247% to 1-26-26, then Overnight SOFR + 0.892%), 01/26/2027 (B)	2,000,000	1,853,465
Discover Bank 4.250%, 03/13/2026	2,000,000	1,948,011
JPMorgan Chase & Co.
3.900%, 07/15/2025	3,000,000	2,950,508
5.546%, (5.546% to 12-15-24, then Overnight SOFR + 1.070%), 12/15/2025	1,750,000	1,748,882
Morgan Stanley
2.188%, (2.188% to 4-28-25, then Overnight SOFR + 1.990%), 04/28/2026	2,000,000	1,929,503
3.875%, 04/29/2024	2,000,000	1,997,068
Royal Bank of Canada 5.660%, 10/25/2024	2,000,000	2,001,404
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	2,834,169
The Toronto-Dominion Bank 1.200%, 06/03/2026	2,000,000	1,839,456
U.S. Bancorp 5.727%, (5.727% to 10-21-25, then Overnight SOFR + 1.430%), 10/21/2026	1,450,000	1,457,843
UBS Group AG 4.490%, (4.490% to 8-5-24, then 1 Year CMT + 1.600%), 08/05/2025 (B)	2,000,000	1,990,053
Visa, Inc. 3.150%, 12/14/2025	3,000,000	2,917,363
Wells Fargo & Company
3.000%, 02/19/2025	1,495,000	1,462,523
3.300%, 09/09/2024	2,765,000	2,738,674
		53,884,933
Health care – 8.3%
AbbVie, Inc. 3.200%, 05/14/2026	3,000,000	2,895,546
Amgen, Inc. 5.507%, 03/02/2026	1,820,000	1,817,450
Astrazeneca Finance LLC 1.200%, 05/28/2026	2,000,000	1,847,465
Baxter International, Inc. 1.915%, 02/01/2027	2,000,000	1,826,158
Boston Scientific Corp. 1.900%, 06/01/2025	1,000,000	960,709
Bristol-Myers Squibb Company 3.200%, 06/15/2026	3,000,000	2,892,110
CVS Health Corp. 5.000%, 02/20/2026	3,000,000	2,989,524
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
HCA, Inc. 5.875%, 02/15/2026	$2,000,000	$2,008,545
Pfizer Investment Enterprises Pte, Ltd. 4.450%, 05/19/2026	3,000,000	2,968,820
		20,206,327
Industrials – 2.3%
3M Company 3.000%, 08/07/2025 (C)	3,000,000	2,914,143
CSX Corp. 2.600%, 11/01/2026	2,000,000	1,891,528
Daimler Truck Finance North America LLC 5.200%, 01/17/2025 (B)	875,000	871,882
		5,677,553
Information technology – 3.0%
Apple, Inc.
0.700%, 02/08/2026	1,000,000	927,737
2.850%, 05/11/2024	2,000,000	1,993,602
Broadcom, Inc. 3.150%, 11/15/2025	1,470,000	1,422,009
Dell International LLC 6.020%, 06/15/2026	1,429,000	1,447,263
Oracle Corp. 1.650%, 03/25/2026	1,540,000	1,437,322
		7,227,933
Materials – 2.4%
Georgia-Pacific LLC 0.625%, 05/15/2024 (B)	3,000,000	2,981,935
Graphic Packaging International LLC 0.821%, 04/15/2024 (B)	3,000,000	2,994,374
		5,976,309
Real estate – 1.2%
American Tower Corp. 3.125%, 01/15/2027	2,000,000	1,891,007
Realty Income Corp. 5.050%, 01/13/2026	1,143,000	1,138,966
		3,029,973
Utilities – 2.4%
Duke Energy Corp. 2.650%, 09/01/2026	2,000,000	1,888,483
NextEra Energy Capital Holdings, Inc. 4.450%, 06/20/2025	2,500,000	2,469,561
Vistra Operations Company LLC 5.125%, 05/13/2025 (B)	1,500,000	1,486,733
		5,844,777
TOTAL CORPORATE BONDS (Cost $135,819,952)		$135,302,583
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%
Commercial and residential – 0.0%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(D)	114,715	108,394
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (30 day Average SOFR + 0.464%) 5.785%, 04/25/2042 (A)	409,116	402,953
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $524,725)		$511,347

308

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 22.3%
American Express Credit Account Master Trust Series 2022-3, Class A 3.750%, 08/15/2027	$2,000,000	$1,961,455
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C 1.590%, 10/20/2025	341,048	339,973
Series 2022-1, Class A3 2.450%, 11/18/2026	687,202	675,574
Amur Equipment Finance Receivables XIII LLC Series 2024-1A, Class A2 5.380%, 01/21/2031 (B)	1,000,000	999,913
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	2,000,000	1,952,098
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	475,000	457,855
Series 2020-2A, Class A 2.020%, 02/20/2027 (B)	1,000,000	944,063
Series 2022-3A, Class A 4.620%, 02/20/2027 (B)	850,000	838,877
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	3,753,000	3,745,248
Capital One Multi-Asset Execution Trust
Series 2021-A1, Class A1 0.550%, 07/15/2026	720,000	709,417
Series 2023-A1, Class A 4.420%, 05/15/2028	2,000,000	1,974,935
CarMax Auto Owner Trust
Series 2021-2, Class A4 0.810%, 12/15/2026	475,000	453,128
Series 2021-3, Class A3 0.550%, 06/15/2026	1,390,739	1,352,479
Series 2022-1, Class A3 1.470%, 12/15/2026	607,432	591,442
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	887,213	861,464
Carvana Auto Receivables Trust
Series 2021-N4, Class A1 0.830%, 09/11/2028	88,275	87,840
Series 2022-P3, Class A3 4.610%, 11/10/2027	1,000,000	989,680
CCG Receivables Trust Series 2021-1, Class A2 0.300%, 06/14/2027 (B)	113,602	112,947
Chesapeake Funding II LLC
Series 2020-1A, Class A1 0.870%, 08/15/2032 (B)	12,845	12,813
Series 2023-1A, Class A1 5.650%, 05/15/2035 (B)	695,758	696,502
Series 2023-2A, Class A1 6.160%, 10/15/2035 (B)	880,992	886,366
Citizens Auto Receivables Trust Series 2024-1, Class A3 5.110%, 04/17/2028 (B)	1,800,000	1,797,870
CNH Equipment Trust
Series 2020-A, Class A4 1.510%, 04/15/2027	477,904	477,187
Series 2021-B, Class A4 0.700%, 05/17/2027	600,000	562,871
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC Series 2022-3, Class A2 4.380%, 07/20/2029 (B)	$515,083	$509,611
Enterprise Fleet Funding LLC
Series 2021-1, Class A2 0.440%, 12/21/2026 (B)	60,162	59,837
Series 2021-2, Class A3 0.740%, 05/20/2027 (B)	1,000,000	960,849
Series 2023-3, Class A2 6.400%, 03/20/2030 (B)	700,000	710,707
Ford Credit Auto Owner Trust Series 2020-2, Class A 1.060%, 04/15/2033 (B)	2,000,000	1,873,526
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.060%, 09/15/2027	725,000	681,640
GM Financial Automobile Leasing Trust Series 2022-3, Class A3 4.010%, 09/22/2025	1,674,357	1,667,836
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3 0.350%, 10/16/2025	212,411	210,734
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1, Class A4 0.550%, 12/15/2026 (B)	1,332,872	1,303,352
Series 2022-1, Class A3 5.080%, 09/15/2026 (B)	1,500,000	1,494,151
Harley-Davidson Motorcycle Trust Series 2021-B, Class A3 0.560%, 11/16/2026	589,150	577,528
Honda Auto Receivables Owner Trust
Series 2021-1, Class A3 0.270%, 04/21/2025	71,122	70,716
Series 2021-4, Class A3 0.880%, 01/21/2026	815,023	795,160
Hyundai Auto Lease Securitization Trust
Series 2022-A, Class A4 1.320%, 12/15/2025 (B)	1,500,000	1,494,996
Series 2022-C, Class A3 4.380%, 10/15/2025 (B)	900,000	896,014
Hyundai Auto Receivables Trust Series 2021-A, Class A4 0.620%, 05/17/2027	1,500,000	1,451,544
John Deere Owner Trust Series 2023-A, Class A2 5.280%, 03/16/2026	1,804,539	1,801,366
MMAF Equipment Finance LLC
Series 2019-B, Class A3 2.010%, 12/12/2024 (B)	1,837	1,835
Series 2022-B, Class A2 5.570%, 09/09/2025 (B)	26,284	26,281
Nissan Auto Receivables Owner Trust Series 2020-B, Class A4 0.710%, 02/16/2027	106,005	105,780
Santander Drive Auto Receivables Trust Series 2021-3, Class C 0.950%, 09/15/2027	264,132	263,123
Santander Retail Auto Lease Trust Series 2022-A, Class A3 1.340%, 07/21/2025 (B)	1,251,264	1,238,799
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (B)	940,000	919,778

309

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SBNA Auto Lease Trust
Series 2023-A, Class A3 6.510%, 04/20/2027 (B)	$700,000	$710,951
Series 2024-A, Class A3 5.390%, 11/20/2026 (B)	1,000,000	1,000,234
SCF Equipment Leasing LLC
Series 2021-1A, Class A3 0.830%, 08/21/2028 (B)	155,508	153,916
Series 2022-2A, Class A3 6.500%, 10/21/2030 (B)	2,000,000	2,019,445
T-Mobile US Trust Series 2022-1A, Class A 4.910%, 05/22/2028 (B)	1,500,000	1,492,997
Toyota Auto Receivables Owner Trust Series 2021-D, Class A4 1.020%, 03/15/2027	750,000	703,506
Toyota Lease Owner Trust Series 2023-A, Class A4 5.050%, 08/20/2027 (B)	1,100,000	1,096,348
WF Card Issuance Trust Series 2024-A1, Class A 4.940%, 02/15/2029	2,000,000	2,003,600
World Omni Auto Receivables Trust
Series 2021-D, Class A3 0.810%, 10/15/2026	835,364	813,283
Series 2021-D, Class A4 1.100%, 11/15/2027	750,000	703,850
World Omni Automobile Lease Securitization Trust Series 2022-A, Class A3 3.210%, 02/18/2025	913,654	911,054
TOTAL ASSET BACKED SECURITIES (Cost $54,066,392)		$54,206,344
SHORT-TERM INVESTMENTS – 23.7%
U.S. Government – 19.6%
U.S. Treasury Bill
5.035%, 07/11/2024 *	9,000,000	8,870,089
5.045%, 08/08/2024 *	8,150,000	8,000,365
5.176%, 05/21/2024 *	11,000,000	10,919,563
5.228%, 04/02/2024 *	20,075,000	20,072,081
		47,862,098
Short-term funds – 4.1%
John Hancock Collateral Trust, 5.2975% (E)(F)	998,346	9,980,869
TOTAL SHORT-TERM INVESTMENTS (Cost $57,852,360)		$57,842,967
Total Investments (Ultra Short Term Bond Trust) (Cost $249,743,165) – 102.3%		$249,290,379
Other assets and liabilities, net – (2.3%)		(5,689,857)
TOTAL NET ASSETS – 100.0%		$243,600,522
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $49,403,832 or 20.3% of the fund's net assets as of 3-31-24.
Ultra Short Term Bond Trust (continued)
(C)	All or a portion of this security is on loan as of 3-31-24. The value of securities on loan amounted to $2,807,910.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 3-31-24.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,868,033.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

310

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom Investors LLC	(Axiom)
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 3-31-24:
Capital Appreciation Trust
United States	89.7%
Denmark	2.3%
Netherlands	2.0%
France	2.0%
Uruguay	1.5%
Canada	1.1%
United Kingdom	1.0%
Other countries	0.4%
TOTAL	100.0%
Equity Income Trust
United States	87.7%
France	3.2%
Germany	2.4%
Switzerland	2.2%
Canada	1.5%
Ireland	1.3%
South Korea	1.0%
Other countries	0.7%
TOTAL	100.0%
Financial Industries Trust
United States	85.0%
Japan	4.7%
Denmark	2.2%
Netherlands	2.0%
Puerto Rico	1.7%
Bermuda	1.6%
Switzerland	1.2%
Canada	1.1%
Other countries	0.5%
TOTAL	100.0%
Fundamental Large Cap Value Trust
United States	86.2%
United Kingdom	3.0%
France	2.4%
Canada	2.1%
Switzerland	1.9%
Belgium	1.5%
South Korea	1.1%
Netherlands	1.1%
Other countries	0.7%
TOTAL	100.0%
Health Sciences Trust
United States	89.5%
United Kingdom	2.8%
Netherlands	2.5%
Denmark	2.1%
Ireland	1.0%
Other countries	2.1%
TOTAL	100.0%
High Yield Trust
United States	75.0%
Cayman Islands	7.2%
Canada	5.6%
France	2.0%
United Kingdom	1.5%
Luxembourg	1.4%
Bermuda	1.4%
Netherlands	1.2%
Other countries	4.7%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	89.8%
Cayman Islands	2.1%
Other countries	8.1%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	68.1%
Japan	7.2%
United Kingdom	4.2%
France	3.6%
Switzerland	3.2%
Germany	2.7%
Australia	2.2%
Netherlands	1.7%
Denmark	1.1%
Ireland	1.0%
Other countries	5.0%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	61.9%
Canada	7.5%
Indonesia	4.1%
Supranational	3.0%
Mexico	2.3%
New Zealand	2.0%
United Kingdom	2.0%
South Korea	2.0%
Australia	1.8%
Norway	1.8%
Other countries	11.6%
TOTAL	100.0%

The following portfolios had the following sector composition as a percentage of net assets on 3-31-24:
311

John Hancock Variable Insurance Trust
Portfolio of Investments — March 31, 2024 (unaudited) (showing percentage of total net assets)

Disciplined Value International Trust
Financials	21.9%
Industrials	16.8%
Energy	13.3%
Materials	12.4%
Consumer discretionary	10.8%
Information technology	7.4%
Health care	6.3%
Consumer staples	5.2%
Utilities	2.4%
Communication services	1.4%
Short-term investments and other	2.1%
TOTAL	100.0%
Emerging Markets Value Trust
Financials	29.4%
Information technology	13.5%
Materials	13.3%
Energy	10.5%
Consumer discretionary	10.0%
Industrials	9.8%
Real estate	3.4%
Communication services	2.9%
Consumer staples	2.8%
Health care	2.7%
Utilities	1.3%
Short-term investments and other	0.4%
TOTAL	100.0%
Global Equity Trust
Information technology	18.9%
Financials	16.0%
Industrials	15.4%
Consumer discretionary	9.2%
Health care	8.9%
Consumer staples	8.3%
Communication services	6.7%
Materials	6.7%
Energy	5.7%
Utilities	2.2%
Real estate	1.3%
Short-term investments and other	0.7%
TOTAL	100.0%
International Equity Index Trust
Financials	20.4%
Industrials	13.5%
Information technology	13.0%
Consumer discretionary	11.6%
Health care	9.0%
Consumer staples	7.3%
Materials	7.3%
Energy	5.4%
Communication services	4.9%
Utilities	2.9%
Real estate	1.9%
Short-term investments and other	2.8%
TOTAL	100.0%
International Small Company Trust
Industrials	24.5%
Financials	13.6%
Consumer discretionary	12.3%
Materials	11.5%
Information technology	9.7%
Consumer staples	5.7%
Energy	5.4%
Health care	5.0%
Real estate	4.5%
Communication services	3.6%
Utilities	2.5%
Short-term investments and other	1.7%
TOTAL	100.0%

312

John Hancock Variable Insurance Trust
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of March 31, 2024, by major security category or type:
	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$9,262,138,881	$9,262,138,881	—	—
Short-term investments	264,029,924	264,029,924	—	—
Total investments in securities	$9,526,168,805	$9,526,168,805	—	—
Derivatives:
Assets
Futures	$4,437,325	$4,437,325	—	—

Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$287,434,988	—	$287,434,988	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust (continued)
Foreign government obligations	$1,617	—	$1,617	—
Corporate bonds	199,820,828	—	199,820,828	—
Capital preferred securities	246,413	—	246,413	—
Municipal bonds	3,254,471	—	3,254,471	—
Collateralized mortgage obligations	19,580,698	—	19,580,698	—
Asset backed securities	29,350,461	—	29,350,461	—
Common stocks	142,006	$115,778	26,228	—
Preferred securities	145,720	145,720	—	—
Short-term investments	1,367,281	1,367,281	—	—
Total investments in securities	$541,344,483	$1,628,779	$539,715,704	—
Derivatives:
Liabilities
Futures	$(8,024)	$(8,024)	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,199,181,021	$1,199,181,021	—	—
Total investments in securities	$1,199,181,021	$1,199,181,021	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$206,658,411	$206,658,411	—	—
Total investments in securities	$206,658,411	$206,658,411	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$973,182,975	$973,182,975	—	—
Total investments in securities	$973,182,975	$973,182,975	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$951,368,408	$951,368,408	—	—
Total investments in securities	$951,368,408	$951,368,408	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$373,207,844	$373,207,844	—	—
Total investments in securities	$373,207,844	$373,207,844	—	—

Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$294,199,130	$294,199,130	—	—
Consumer discretionary	275,266,478	275,266,478	—	—
Consumer staples	26,231,942	26,231,942	—	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust (continued)
Energy	$6,632,174	$6,632,174	—	—
Financials	180,216,333	175,289,122	$4,927,211	—
Health care	229,771,985	229,771,985	—	—
Industrials	30,232,601	30,232,601	—	—
Information technology	827,876,956	827,876,956	—	—
Materials	17,881,207	17,881,207	—	—
Utilities	14,392,051	14,392,051	—	—
Corporate bonds	3,615,317	—	3,615,317	—
Short-term investments	5,193,381	5,193,381	—	—
Total investments in securities	$1,911,509,555	$1,902,967,027	$8,542,528	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$84,904,577	$84,904,577	—	—
Consumer discretionary	129,793,193	122,289,794	$7,503,399	—
Consumer staples	17,926,863	12,402,177	5,524,686	—
Financials	52,537,491	49,584,881	2,952,610	—
Health care	74,699,819	74,699,819	—	—
Industrials	17,653,063	17,653,063	—	—
Information technology	265,353,640	265,353,640	—	—
Real estate	5,342,636	5,342,636	—	—
Short-term investments	4,719	4,719	—	—
Total investments in securities	$648,216,001	$632,235,306	$15,980,695	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$296,635,977	$296,635,977	—	—
Preferred securities	805,409	805,409	—	—
U.S. Government and Agency obligations	53,302,714	—	$53,302,714	—
Corporate bonds	52,408,823	—	52,408,823	—
Term loans	49,617,801	—	49,617,801	—
Asset backed securities	502,041	—	502,041	—
Short-term investments	24,761,778	22,601,778	2,160,000	—
Total investments in securities	$478,034,543	$320,043,164	$157,991,379	—
Derivatives:
Liabilities
Written options	$(1,487,716)	—	$(1,487,716)	—

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$419,032,666	—	$419,032,666	—
Foreign government obligations	6,946,453	—	6,946,453	—
Corporate bonds	193,965,127	—	193,965,127	—
Municipal bonds	2,819,507	—	2,819,507	—
Collateralized mortgage obligations	124,957,908	—	124,957,908	—
Asset backed securities	64,546,266	—	64,546,266	—
Short-term investments	14,153,150	$14,153,150	—	—
Total investments in securities	$826,421,077	$14,153,150	$812,267,927	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$1,507,816	—	$1,507,816	—
Belgium	790,820	—	790,820	—
Bermuda	8,170,541	$4,789,080	3,381,461	—
Brazil	2,187,853	2,187,853	—	—
Canada	31,539,206	31,539,206	—	—
China	2,318,583	—	2,318,583	—
Finland	3,223,016	—	3,223,016	—
France	30,630,170	—	30,630,170	—
Germany	21,439,311	—	21,439,311	—
Ireland	11,962,290	1,663,948	10,298,342	—
Italy	2,277,444	—	2,277,444	—
Japan	53,553,100	—	53,553,100	—
Jordan	1,766,497	—	1,766,497	—
Luxembourg	2,132,157	—	2,132,157	—
Netherlands	11,250,498	—	11,250,498	—
Singapore	2,649,777	—	2,649,777	—
South Korea	21,487,109	—	21,487,109	—
Spain	2,484,308	—	2,484,308	—
Switzerland	11,865,715	—	11,865,715	—
United Kingdom	57,010,629	6,557,567	50,453,062	—
United States	2,483,690	2,483,690	—	—
Preferred securities	2,353,660	—	2,353,660	—
Short-term investments	8,309,095	8,309,095	—	—
Total investments in securities	$293,393,285	$57,530,439	$235,862,846	—

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$94,395	—	$94,395	—
Belgium	71,286	—	71,286	—
Brazil	6,578,910	$6,578,910	—	—
Canada	108,126	—	108,126	—
Chile	1,114,966	—	1,114,966	—
China	46,119,990	2,790,609	43,286,481	$42,900
Colombia	137,943	33,257	104,686	—
Cyprus	26,679	—	26,679	—
Czech Republic	271,083	—	271,083	—
Greece	1,074,736	—	1,074,736	—
Hong Kong	6,324,930	—	6,320,046	4,884
Hungary	409,782	—	409,782	—
India	41,938,452	67,610	41,858,175	12,667
Indonesia	3,425,695	—	3,368,765	56,930
Kuwait	1,373,380	—	1,373,380	—
Malaysia	3,496,707	—	3,495,563	1,144
Mexico	6,782,081	78,084	6,703,997	—
Panama	820	—	820	—
Philippines	1,526,007	—	1,525,844	163
Poland	1,988,291	—	1,988,291	—
Qatar	1,777,874	—	1,777,874	—
Russia	60,388	—	—	60,388
Saudi Arabia	8,921,263	—	8,921,263	—
Singapore	62,489	—	62,489	—
South Africa	5,782,391	258,644	5,523,747	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
South Korea	$29,374,948	$2,659,751	$26,642,424	$72,773
Taiwan	42,941,603	—	42,941,603	—
Thailand	3,836,096	—	3,828,867	7,229
Turkey	2,356,197	—	2,356,037	160
United Arab Emirates	3,055,915	—	3,055,915	—
United Kingdom	147,919	147,919	—	—
United States	44,751	—	44,751	—
Preferred securities
Brazil	4,979,466	4,979,466	—	—
Colombia	138,627	—	138,627	—
India	12	—	—	12
Philippines	9,240	—	9,240	—
Warrants	202	202	—	—
Short-term investments	1,522,546	1,522,546	—	—
Total investments in securities	$227,876,186	$19,116,998	$208,499,938	$259,250
Derivatives:
Assets
Futures	$40,270	$40,270	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$67,789,330	$67,789,330	—	—
Consumer discretionary	34,881,691	34,881,691	—	—
Consumer staples	118,117,059	118,117,059	—	—
Energy	126,537,868	95,282,175	$31,255,693	—
Financials	338,542,852	338,542,852	—	—
Health care	226,317,843	218,129,997	8,187,846	—
Industrials	179,291,276	179,291,276	—	—
Information technology	135,979,957	121,613,290	14,366,667	—
Materials	44,026,408	44,026,408	—	—
Real estate	58,805,439	58,805,439	—	—
Utilities	85,214,462	85,214,462	—	—
Preferred securities
Consumer discretionary	17,421,795	8,249,597	9,172,198	—
Utilities	2,211,691	2,211,691	—	—
Short-term investments	20,460,872	20,460,872	—	—
Total investments in securities	$1,455,598,543	$1,392,616,139	$62,982,404	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$44,648,184	$36,241,544	$8,406,640	—
Capital markets	31,945,409	31,945,409	—	—
Consumer finance	5,137,116	5,137,116	—	—
Financial services	11,398,818	10,490,063	908,755	—
Insurance	23,526,819	22,007,942	1,518,877	—
Real estate
Industrial REITs	669,659	—	669,659	—
Specialized REITs	1,498,592	1,498,592	—	—
Convertible bonds	713,338	—	713,338	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Financial Industries Trust (continued)
Short-term investments	$1,543,933	$1,543,933	—	—
Total investments in securities	$121,081,868	$108,864,599	$12,217,269	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$235,785,197	$235,785,197	—	—
Consumer discretionary	534,208,277	493,675,844	$40,532,433	—
Consumer staples	81,451,930	81,451,930	—	—
Energy	101,319,049	101,319,049	—	—
Financials	416,265,363	416,265,363	—	—
Health care	155,396,855	155,396,855	—	—
Industrials	170,605,573	170,605,573	—	—
Information technology	638,018,105	638,018,105	—	—
Materials	28,061,999	28,061,999	—	—
Real estate	92,270,629	92,270,629	—	—
Short-term investments	12,568,059	12,568,059	—	—
Total investments in securities	$2,465,951,036	$2,425,418,603	$40,532,433	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$56,603,308	$56,603,308	—	—
Consumer discretionary	61,617,998	54,427,145	$7,190,853	—
Consumer staples	69,926,605	49,683,989	20,242,616	—
Energy	56,115,717	56,115,717	—	—
Financials	174,524,193	174,524,193	—	—
Health care	132,536,296	132,536,296	—	—
Industrials	111,412,473	103,203,423	8,209,050	—
Information technology	101,533,785	92,405,036	9,128,749	—
Materials	16,901,189	16,901,189	—	—
Real estate	27,111,635	27,111,635	—	—
Escrow certificates	—	—	—	—
Short-term investments	26,088,308	26,088,308	—	—
Total investments in securities	$834,371,507	$789,600,239	$44,771,268	—

Global Equity Trust
Investments in securities:
Assets
Common stocks
France	$43,393,090	—	$43,393,090	—
Germany	2,860,814	—	2,860,814	—
Ireland	17,319,714	$8,693,817	8,625,897	—
Japan	32,701,253	—	32,701,253	—
Netherlands	16,612,548	—	16,612,548	—
Spain	3,975,907	—	3,975,907	—
Switzerland	4,969,595	4,969,595	—	—
United Kingdom	2,655,177	—	2,655,177	—
United States	174,157,134	174,157,134	—	—
Preferred securities	11,357,521	—	11,357,521	—
Escrow certificates	—	—	—	—
Short-term investments	4,500,650	4,500,650	—	—
Total investments in securities	$314,503,403	$192,321,196	$122,182,207	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Global Equity Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Financials	$780,941	$780,941	—	—
Health care	272,576,566	270,149,668	$2,426,898	—
Materials	91,475	91,475	—	—
Preferred securities	787,867	—	787,867	—
Convertible bonds	288,606	—	288,606	—
Warrants	1,194	987	207	—
Short-term investments	1,542,839	1,542,839	—	—
Total investments in securities	$276,069,488	$272,565,910	$3,503,578	—

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$553,159	—	$553,159	—
Corporate bonds	152,590,744	—	152,590,744	—
Convertible bonds	906,292	—	906,292	—
Term loans	7,721,965	—	7,252,213	$469,752
Asset backed securities	12,886,438	—	12,886,438	—
Common stocks	985,277	$970,593	—	14,684
Preferred securities	645,497	—	645,497	—
Escrow shares	64,087	—	—	64,087
Escrow certificates	—	—	—	—
Short-term investments	13,714,014	13,714,014	—	—
Total investments in securities	$190,067,473	$14,684,607	$174,834,343	$548,523
Derivatives:
Assets
Futures	$17,431	$17,431	—	—
Forward foreign currency contracts	377	—	$377	—
Swap contracts	600,690	—	600,690	—
Liabilities
Forward foreign currency contracts	(9,985)	—	(9,985)	—
Swap contracts	(313,823)	—	(313,823)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$41,462,202	—	$41,462,202	—
Austria	1,086,711	—	1,086,711	—
Belgium	4,634,298	—	4,634,298	—
Brazil	9,240,290	$9,236,488	3,802	—
Canada	68,260,956	67,962,790	298,166	—
Chile	1,490,870	382,580	1,108,290	—
China	56,294,427	3,797,055	52,497,372	—
Colombia	131,644	131,644	—	—
Czech Republic	397,446	—	397,446	—
Denmark	21,305,874	—	21,305,874	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Egypt	$174,579	—	$174,579	—
Finland	5,613,652	—	5,613,652	—
France	68,703,701	—	68,703,701	—
Germany	47,809,678	—	47,809,678	—
Greece	1,249,501	—	1,246,476	$3,025
Hong Kong	14,428,122	$92,055	14,324,291	11,776
Hungary	621,979	—	621,979	—
India	44,095,352	3,591,407	40,503,945	—
Indonesia	4,702,016	7,969	4,694,047	—
Ireland	10,697,474	2,997,363	7,700,111	—
Israel	4,325,807	1,564,542	2,761,265	—
Italy	13,863,112	—	13,863,112	—
Japan	138,056,764	—	138,056,764	—
Jordan	167,087	—	167,087	—
Luxembourg	1,242,574	—	1,242,574	—
Macau	259,554	—	259,554	—
Malaysia	3,426,182	—	3,426,182	—
Mexico	6,710,520	—	6,710,520	—
Netherlands	31,657,625	—	31,657,625	—
New Zealand	1,419,821	—	1,419,821	—
Norway	3,440,046	—	3,440,046	—
Peru	540,449	540,449	—	—
Philippines	1,670,176	—	1,670,176	—
Poland	2,439,138	—	2,439,138	—
Portugal	875,170	—	875,170	—
Russia	170,625	—	—	170,625
Saudi Arabia	10,453,613	—	10,453,613	—
Singapore	7,800,799	880,565	6,920,234	—
South Africa	6,229,854	—	6,229,854	—
South Korea	30,234,179	80,500	30,153,679	—
Spain	15,708,972	—	15,612,390	96,582
Sweden	18,059,955	—	18,059,955	—
Switzerland	58,579,096	—	58,579,096	—
Taiwan	43,082,005	—	43,082,005	—
Thailand	3,755,140	—	3,755,140	—
Turkey	1,685,943	—	1,685,943	—
United Arab Emirates	—	—	—	—
United Kingdom	77,104,401	—	77,104,401	—
United States	1,404,009	1,037,352	366,657	—
Preferred securities
Brazil	3,693,396	3,693,396	—	—
Chile	23,907	—	23,907	—
Germany	2,657,203	—	2,657,203	—
South Korea	1,713,199	—	1,713,199	—
Warrants	—	—	—	—
Short-term investments	21,495,505	21,495,505	—	—
Total investments in securities	$916,346,598	$117,491,660	$798,572,930	$282,008
Derivatives:
Assets
Futures	$86,183	$86,183	—	—
Liabilities
Futures	(91,934)	(91,934)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$7,715,699	$85,844	$7,585,995	$43,860
Austria	1,493,744	—	1,493,744	—
Belgium	1,639,776	38,648	1,599,857	1,271
Bermuda	234,096	—	234,096	—
Cambodia	23,178	—	23,178	—
Canada	11,120,342	11,078,068	42,020	254
China	5,921	—	5,921	—
Denmark	2,788,009	—	2,788,009	—
Finland	2,134,524	—	2,134,524	—
France	4,935,372	—	4,935,372	—
Gabon	3,620	—	3,620	—
Georgia	93,446	—	93,446	—
Germany	5,992,320	—	5,992,320	—
Greece	21,771	—	21,705	66
Guernsey, Channel Islands	144	—	—	144
Hong Kong	1,907,955	—	1,907,659	296
Ireland	529,617	—	529,617	—
Isle of Man	69,262	—	69,262	—
Israel	1,406,273	16,548	1,389,725	—
Italy	4,327,641	—	4,327,641	—
Japan	25,463,341	—	25,463,341	—
Jersey, Channel Islands	82,576	—	82,576	—
Jordan	95,941	—	95,941	—
Liechtenstein	78,632	—	78,632	—
Luxembourg	511,366	—	511,366	—
Macau	1,953	—	1,953	—
Malaysia	19,048	—	19,048	—
Malta	3,395	—	3,395	—
Mauritius	10,265	—	10,265	—
Mexico	8,215	—	8,215	—
Netherlands	2,027,680	—	2,027,680	—
New Zealand	348,840	—	348,840	—
Norway	852,431	—	852,431	—
Peru	26,497	—	26,497	—
Poland	44,280	—	44,280	—
Portugal	434,829	—	434,829	—
Singapore	1,038,022	—	1,027,627	10,395
Spain	2,329,074	—	2,329,074	—
Sweden	2,778,021	—	2,778,021	—
Switzerland	8,008,980	—	8,008,980	—
Taiwan	12,543	—	12,543	—
Thailand	1,149	—	1,149	—
United Arab Emirates	48,332	—	48,332	—
United Kingdom	12,913,441	—	12,879,522	33,919
United States	770,132	235,417	534,715	—
Preferred securities	416,399	—	416,399	—
Warrants	1,148	257	891	—
Rights	57	57	—	—
Short-term investments	4,072,687	4,072,687	—	—
Total investments in securities	$108,841,984	$15,527,526	$93,224,253	$90,205
Derivatives:
Assets
Futures	$2,783	$2,783	—	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$144,813,403	—	$144,813,403	—
Foreign government obligations	7,108,969	—	7,108,969	—
Corporate bonds	62,827,130	—	62,827,130	—
Municipal bonds	3,326,231	—	3,326,231	—
Collateralized mortgage obligations	26,658,558	—	26,658,558	—
Asset backed securities	22,541,783	—	22,541,783	—
Short-term investments	4,600,000	—	4,600,000	—
Total investments in securities	$271,876,074	—	$271,876,074	—
Derivatives:
Assets
Futures	$20,021	$20,021	—	—
Forward foreign currency contracts	68,647	—	$68,647	—
Swap contracts	1,062,335	—	1,062,335	—
Liabilities
Futures	(202,158)	(202,158)	—	—
Forward foreign currency contracts	(3,731)	—	(3,731)	—

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$985,310,224	$985,310,224	—	—
Short-term investments	21	21	—	—
Total investments in securities	$985,310,245	$985,310,245	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$161,930,000	$161,930,000	—	—
Short-term investments	2,172	2,172	—	—
Total investments in securities	$161,932,172	$161,932,172	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,303,325,262	$5,303,325,262	—	—
Total investments in securities	$5,303,325,262	$5,303,325,262	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$287,528,881	$287,528,881	—	—
Short-term investments	1,568	1,568	—	—
Total investments in securities	$287,530,449	$287,530,449	—	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$4,163,556,134	$4,163,556,134	—	—
Unaffiliated investment companies	84,919,730	84,919,730	—	—
Short-term investments	31,936,898	31,936,898	—	—
Total investments in securities	$4,280,412,762	$4,280,412,762	—	—
Derivatives:
Assets
Futures	$4,286,495	$4,286,495	—	—
Liabilities
Futures	(438,813)	(438,813)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$554,803,438	$554,803,438	—	—
Unaffiliated investment companies	4,699,935	4,699,935	—	—
Short-term investments	5,078,052	5,078,052	—	—
Total investments in securities	$564,581,425	$564,581,425	—	—
Derivatives:
Assets
Futures	$62,307	$62,307	—	—
Liabilities
Futures	(4,736)	(4,736)	—	—

Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,496,833,394	$5,496,833,394	—	—
Unaffiliated investment companies	145,315,539	145,315,539	—	—
Short-term investments	47,188,524	47,188,524	—	—
Total investments in securities	$5,689,337,457	$5,689,337,457	—	—
Derivatives:
Assets
Futures	$7,956,725	$7,956,725	—	—
Liabilities
Futures	(860,856)	(860,856)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,107,102,137	$1,107,102,137	—	—
Unaffiliated investment companies	21,773,562	21,773,562	—	—
Short-term investments	8,985,253	8,985,253	—	—
Total investments in securities	$1,137,860,952	$1,137,860,952	—	—
Derivatives:
Assets
Futures	$977,204	$977,204	—	—
Liabilities
Futures	(90,006)	(90,006)	—	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$626,293,165	$626,293,165	—	—
Preferred securities	4,051,367	—	—	$4,051,367
Short-term investments	12,929,225	8,029,225	$4,900,000	—
Total investments in securities	$643,273,757	$634,322,390	$4,900,000	$4,051,367

Mid Cap Index Trust
Investments in securities:
Assets
Common stocks	$1,244,585,516	$1,244,585,516	—	—
Short-term investments	63,225,275	63,225,275	—	—
Total investments in securities	$1,307,810,791	$1,307,810,791	—	—
Derivatives:
Assets
Futures	$1,725,819	$1,725,819	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$13,884,609	$13,884,609	—	—
Consumer discretionary	60,374,592	51,624,596	$8,749,996	—
Consumer staples	36,428,848	36,428,848	—	—
Energy	45,741,449	45,741,449	—	—
Financials	102,998,300	102,998,300	—	—
Health care	63,374,543	63,374,543	—	—
Industrials	102,779,599	92,834,404	9,945,195	—
Information technology	76,470,324	76,470,324	—	—
Materials	38,479,604	38,479,604	—	—
Real estate	40,999,381	40,999,381	—	—
Utilities	40,547,109	40,547,109	—	—
Convertible bonds	1,950,286	—	1,950,286	—
Short-term investments	35,683,600	35,683,600	—	—
Total investments in securities	$659,712,244	$639,066,767	$20,645,477	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$59,232,799	—	$59,232,799	—
Foreign government obligations	62,559,436	—	62,559,436	—
Corporate bonds	22,927,692	—	22,927,692	—
Convertible bonds	10,340,372	—	10,340,372	—
Municipal bonds	292,802	—	292,802	—
Term loans	3,585,826	—	3,585,826	—
Collateralized mortgage obligations	6,342,462	—	6,342,462	—
Asset backed securities	5,121,182	—	5,121,182	—
Common stocks	20,561	$20,561	—	—
Preferred securities	999,044	999,044	—	—
Short-term investments	18,009,483	17,909,629	99,854	—
Total investments in securities	$189,431,659	$18,929,234	$170,502,425	—
Liabilities
Sale commitments outstanding	$(5,194,298)	—	$(5,194,298)	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Derivatives:
Assets
Futures	$161,183	$161,183	—	—
Forward foreign currency contracts	640,698	—	$640,698	—
Swap contracts	1,693,132	—	1,693,132	—
Liabilities
Futures	(238,623)	(238,623)	—	—
Forward foreign currency contracts	(470,999)	—	(470,999)	—
Swap contracts	(3,696,613)	—	(3,696,613)	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$289,886,917	$289,886,917	—	—
Short-term investments	2,915,911	2,915,911	—	—
Total investments in securities	$292,802,828	$292,802,828	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$148,834,766	$148,834,766	—	—
Consumer discretionary	27,244,101	27,244,101	—	—
Financials	6,687,965	1,581,706	$5,106,259	—
Industrials	11,980,160	11,980,160	—	—
Information technology	854,969,300	849,614,861	5,354,439	—
Short-term investments	14,526,716	14,526,716	—	—
Total investments in securities	$1,064,243,008	$1,053,782,310	$10,460,698	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$3,316,317,233	—	$3,316,317,233	—
Corporate bonds	1,891,215,316	—	1,891,215,316	—
Municipal bonds	33,700,815	—	33,700,815	—
Collateralized mortgage obligations	253,583,803	—	253,583,803	—
Asset backed securities	435,837,752	—	435,837,752	—
Short-term investments	18,185,407	$18,185,407	—	—
Total investments in securities	$5,948,840,326	$18,185,407	$5,930,654,919	—
Derivatives:
Liabilities
Futures	$(56,209)	$(56,209)	—	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$157,167,330	—	$157,167,330	—
Municipal bonds	4,756,725	—	4,756,725	—
Collateralized mortgage obligations	805,648	—	805,648	—
Short-term investments	794,206	$794,206	—	—
Total investments in securities	$163,523,909	$794,206	$162,729,703	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Short Term Government Income Trust (continued)
Derivatives:
Assets
Futures	$20,511	$20,511	—	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$10,998,628	$10,998,628	—	—
Consumer discretionary	55,510,405	55,481,246	$29,159	—
Consumer staples	16,929,906	16,929,906	—	—
Energy	37,374,508	37,374,508	—	—
Financials	81,201,891	81,201,891	—	—
Health care	78,515,478	78,398,831	—	$116,647
Industrials	89,481,431	89,481,431	—	—
Information technology	75,991,436	75,991,436	—	—
Materials	23,214,826	23,201,708	—	13,118
Real estate	28,639,763	28,639,763	—	—
Utilities	12,784,877	12,784,877	—	—
Rights	—	—	—	—
Warrants	18,850	18,850	—	—
Short-term investments	24,889,221	24,889,221	—	—
Total investments in securities	$535,551,220	$535,392,296	$29,159	$129,765
Derivatives:
Assets
Futures	$602,763	$602,763	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,496,978	$3,496,429	—	$549
Consumer discretionary	26,272,840	26,272,840	—	—
Consumer staples	3,992,602	3,992,602	—	—
Energy	14,646,833	14,646,833	—	—
Financials	35,341,083	35,341,083	—	—
Health care	18,309,574	18,289,691	—	19,883
Industrials	30,948,200	30,948,200	—	—
Information technology	17,297,363	17,297,363	—	—
Materials	12,040,402	12,029,694	—	10,708
Real estate	2,788,452	2,788,452	—	—
Utilities	257,844	257,844	—	—
Preferred securities	39,649	39,649	—	—
Short-term investments	1,370,627	1,370,627	—	—
Total investments in securities	$166,802,447	$166,771,307	—	$31,140
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$287,599,345	$287,599,345	—	—
Exchange-traded funds	1,528,937	1,528,937	—	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Stock Trust (continued)
Short-term investments	$3,811,073	$511,073	$3,300,000	—
Total investments in securities	$292,939,355	$289,639,355	$3,300,000	—

Small Cap Value Trust
Investments in securities:
Assets
Common stocks	$459,459,599	$459,459,599	—	—
Short-term investments	5,880,147	80,147	$5,800,000	—
Total investments in securities	$465,339,746	$459,539,746	$5,800,000	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$127,903,514	$127,903,514	—	—
Warrants	611	611	—	—
Short-term investments	4,727,204	4,727,204	—	—
Total investments in securities	$132,631,329	$132,631,329	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$455,395,750	$366,776,361	$88,619,389	—
Consumer discretionary	805,674,879	529,025,481	276,649,398	—
Consumer staples	462,357,428	272,124,530	190,232,898	—
Energy	304,676,002	211,754,302	92,921,700	—
Financials	1,101,171,490	662,086,193	439,085,297	—
Health care	874,621,349	589,319,056	285,220,275	$82,018
Industrials	912,429,369	533,485,056	378,944,313	—
Information technology	1,472,320,142	1,263,677,588	208,642,554	—
Materials	312,391,856	148,096,609	164,284,999	10,248
Real estate	201,536,664	149,178,303	52,358,361	—
Utilities	184,192,433	113,504,495	70,687,938	—
Preferred securities	10,373,774	—	10,373,774	—
Rights	—	—	—	—
Warrants	58,853	58,853	—	—
Short-term investments	355,377,901	355,377,901	—	—
Total investments in securities	$7,452,577,890	$5,194,464,728	$2,258,020,896	$92,266
Derivatives:
Assets
Futures	$4,284,844	$4,284,844	—	—
Liabilities
Futures	(193,577)	(193,577)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$57,410,734	—	$57,410,734	—
Foreign government obligations	93,174,603	—	93,174,603	—
Corporate bonds	173,929,043	—	173,929,043	—
Convertible bonds	11,133,222	—	11,133,222	—
Municipal bonds	9,276,600	—	9,276,600	—

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust (continued)
Term loans	$2,386,416	—	$2,386,416	—
Collateralized mortgage obligations	25,086,539	—	25,086,539	—
Asset backed securities	6,771,454	—	6,771,454	—
Preferred securities	2,774,027	$2,774,027	—	—
Short-term investments	13,146,931	13,146,931	—	—
Total investments in securities	$395,089,569	$15,920,958	$379,168,611	—
Derivatives:
Assets
Futures	$26,371	$26,371	—	—
Forward foreign currency contracts	1,256,327	—	$1,256,327	—
Liabilities
Futures	(62,888)	(62,888)	—	—
Forward foreign currency contracts	(783,828)	—	(783,828)	—

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$653,843,045	—	$653,843,045	—
Foreign government obligations	7,652,441	—	7,652,441	—
Corporate bonds	242,743,655	—	242,743,655	—
Municipal bonds	3,079,566	—	3,079,566	—
Collateralized mortgage obligations	16,623,141	—	16,623,141	—
Asset backed securities	4,434,682	—	4,434,682	—
Short-term investments	6,608,639	$6,608,639	—	—
Total investments in securities	$934,985,169	$6,608,639	$928,376,530	—

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$76,943,475	$76,943,260	$215	—
Consumer discretionary	98,589,855	98,583,955	5,871	$29
Consumer staples	54,912,402	54,912,402	—	—
Energy	36,748,680	36,748,041	—	639
Financials	127,940,572	127,934,973	5,599	—
Health care	112,158,537	112,128,885	1,339	28,313
Industrials	90,847,421	90,847,421	—	—
Information technology	250,714,851	250,714,851	—	—
Materials	26,079,108	26,078,913	—	195
Real estate	23,712,103	23,709,128	—	2,975
Utilities	18,598,989	18,598,989	—	—
Preferred securities	25,198	25,198	—	—
Rights	—	—	—	—
Warrants	4,810	4,810	—	—
Short-term investments	22,163,559	22,163,559	—	—
Total investments in securities	$939,439,560	$939,394,385	$13,024	$32,151
Derivatives:
Assets
Futures	$336,412	$336,412	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

	Total value at 3-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,427,138	—	$1,427,138	—
Corporate bonds	135,302,583	—	135,302,583	—
Collateralized mortgage obligations	511,347	—	511,347	—
Asset backed securities	54,206,344	—	54,206,344	—
Short-term investments	57,842,967	$9,980,869	47,862,098	—
Total investments in securities	$249,290,379	$9,980,869	$239,309,510	—
Investment in affiliated underlying funds. Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust	26,409,859	$228,230,262	$207,369,357	$(171,491,041)	$26,568	$(105,222)	$3,082,480	—	$264,029,924
Active Bond Trust
John Hancock Collateral Trust	136,764	$8,344,633	$84,082,213	$(91,059,114)	$(484)	$33	$36,785	—	$1,367,281
Blue Chip Growth Trust
John Hancock Collateral Trust	233,276	$5,112,872	$40,579,799	$(43,360,645)	$500	$(374)	$1,879	—	$2,332,152
Capital Appreciation Trust
John Hancock Collateral Trust	—	$4,845,876	$2,493,212	$(7,339,308)	$1,323	$(1,103)	$8,682	—	—
Capital Appreciation Value Trust
John Hancock Collateral Trust	—	$3,677,578	$3,726,575	$(7,404,452)	$422	$(123)	$1,121	—	—
Core Bond Trust
John Hancock Collateral Trust	18,658	$1,029,703	$2,920,430	$(3,763,595)	$(12)	$7	$152	—	$186,533
Disciplined Value International Trust
John Hancock Collateral Trust	660,906	$6,109,309	$18,288,059	$(17,789,143)	$688	$(1,567)	$8,033	—	$6,607,346
Emerging Markets Value Trust
John Hancock Collateral Trust	152,294	$1,139,355	$2,407,864	$(2,024,179)	$(45)	$(449)	$29,177	—	$1,522,546
Equity Income Trust
John Hancock Collateral Trust	1,377,730	$2,210,073	$47,173,005	$(35,606,754)	$901	$(3,503)	$48,196	—	$13,773,722
Financial Industries Trust
John Hancock Collateral Trust	154,433	$2,976,155	$9,470,053	$(10,901,969)	$41	$(347)	$24,391	—	$1,543,933
Fundamental All Cap Core Trust
John Hancock Collateral Trust	1,257,133	$27,258,499	$49,993,406	$(64,681,426)	$(252)	$(2,168)	$321,434	—	$12,568,059
Fundamental Large Cap Value Trust
John Hancock Collateral Trust	2,609,509	$20,392,038	$27,677,960	$(21,976,620)	$38	$(5,108)	$248,967	—	$26,088,308
High Yield Trust
John Hancock Collateral Trust	1,235,974	$7,444,672	$16,914,964	$(11,998,949)	$118	$(4,280)	$42,596	—	$12,356,525

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
John Hancock Collateral Trust	346,469	$1,827,717	$8,306,081	$(6,669,381)	$323	$(952)	$9,441	—	$3,463,788
International Small Company Trust
John Hancock Collateral Trust	407,375	$4,257,109	$4,070,897	$(4,254,431)	$657	$(1,545)	$12,878	—	$4,072,687
Investment Quality Bond Trust
John Hancock Collateral Trust	—	$234,527	$564,066	$(798,604)	$(5)	$16	$66	—	—
Lifestyle Balanced Portfolio
John Hancock Collateral Trust	2	$15	$6	—	—	—	—	—	$21
Select Bond	41,340,529	480,533,143	8,106,203	$(3,356,373)	$(579,367)	$(1,019,417)	—	—	483,684,189
Strategic Equity Allocation	27,041,835	485,214,555	—	(23,757,952)	1,739,847	38,429,585	—	—	501,626,035
					$1,160,480	$37,410,168	—	—	$985,310,245
Lifestyle Conservative Portfolio
John Hancock Collateral Trust	217	$81,686	$13,705	$(93,229)	$31	$(21)	$965	—	$2,172
Select Bond	11,072,137	132,497,215	1,091,118	(3,591,449)	(456,552)	3,668	—	—	129,544,000
Strategic Equity Allocation	1,745,876	33,200,575	380,923	(3,878,092)	(1,246,507)	3,929,101	—	—	32,386,000
					$(1,703,028)	$3,932,748	$965	—	$161,932,172
Lifestyle Growth Portfolio
John Hancock Collateral Trust	—	$77	$10,359	$(10,436)	—	—	—	—	—
Select Bond	129,780,689	1,509,436,905	14,001,824	—	—	$(5,004,670)	—	—	$1,518,434,059
Strategic Equity Allocation	204,061,910	3,642,845,732	—	(160,685,133)	$11,258,856	291,471,748	—	—	3,784,891,203
					$11,258,856	$286,467,078	—	—	$5,303,325,262
Lifestyle Moderate Portfolio
John Hancock Collateral Trust	157	$57,755	$9,812	$(66,009)	$18	$(8)	$691	—	$1,568
Select Bond	14,710,649	172,820,144	2,318,265	(2,448,436)	(345,860)	(229,525)	—	—	172,114,588
Strategic Equity Allocation	6,221,795	115,675,995	281,430	(9,939,431)	(876,688)	10,272,987	—	—	115,414,293
					$(1,222,530)	$10,043,454	$691	—	$287,530,449
Managed Volatility Balanced Portfolio
Blue Chip Growth	4,628,884	$141,650,813	—	$(17,239,545)	$(5,848,568)	$24,701,268	—	—	$143,263,968
Bond	39,636,632	533,499,279	$9,789,801	(3,557,948)	(420,883)	(6,197,546)	$5,858,416	—	533,112,703
Core Bond	16,574,086	185,500,805	1,918,627	(977,280)	(169,835)	(974,031)	—	—	185,298,286
Emerging Markets Equity	12,202,535	111,169,780	—	(1,008,788)	(106,789)	2,819,243	—	—	112,873,446
Equity Income	14,140,348	201,468,287	—	(13,417,754)	(710,760)	17,695,268	—	—	205,035,041
Fundamental Large Cap Core	3,058,929	214,841,072	—	(11,375,973)	4,656,056	10,255,781	—	—	218,376,936
John Hancock Collateral Trust	3,194,520	39,691,627	33,999,126	(41,745,478)	8,232	(16,609)	567,348	—	31,936,898
Mid Cap Growth	3,958,304	39,317,892	—	(3,591,546)	(5,556,325)	9,452,603	—	—	39,622,624
Mid Value	5,226,235	55,737,621	—	(4,966,709)	542,913	5,495,344	—	—	56,809,169
Multifactor Developed International ETF	2,732,980	91,938,275	466	(2,926,252)	669,608	4,687,702	—	—	94,369,799
Multifactor Emerging Markets ETF	2,355,928	60,116,647	—	(207,513)	13,100	1,164,859	—	—	61,087,093
Multifactor Mid Cap ETF	1,249,115	69,649,590	2,451	(4,038,794)	1,515,053	4,545,919	—	—	71,674,219

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Small Cap ETF	1,458,477	$53,991,015	$22,218	$(708,273)	$222,319	$2,653,255	—	—	$56,180,534
Select Bond	116,313,105	1,361,315,495	13,050,542	(8,950,210)	(1,562,632)	(2,989,867)	—	—	1,360,863,328
Small Cap Dynamic Growth	1,292,203	20,357,425	—	(2,612,474)	(176,244)	3,520,044	—	—	21,088,751
Small Cap Value	3,511,007	48,277,298	98,056	(174,233)	39,112	1,370,290	—	—	49,610,523
Strategic Equity Allocation	51,444,189	940,978,888	—	(63,835,890)	(6,266,203)	83,412,919	—	—	954,289,714
					$(13,151,846)	$161,596,442	$6,425,764	—	$4,195,493,032
Managed Volatility Conservative Portfolio
Blue Chip Growth	284,853	$9,298,390	—	$(1,683,109)	$(215,209)	$1,416,130	—	—	$8,816,202
Bond	8,521,336	120,002,722	$1,619,118	(5,517,343)	(692,382)	(800,146)	$1,289,171	—	114,611,969
Core Bond	3,553,992	41,600,691	183,977	(1,788,613)	(347,465)	85,041	—	—	39,733,631
Emerging Markets Equity	556,616	5,439,344	—	(414,518)	35,127	88,746	—	—	5,148,699
Equity Income	993,809	15,068,411	—	(1,880,023)	485,129	736,719	—	—	14,410,236
Fundamental Large Cap Core	170,139	12,680,065	—	(1,388,432)	655,383	199,199	—	—	12,146,215
John Hancock Collateral Trust	507,937	2,505,820	19,297,442	(16,724,216)	109	(1,103)	45,105	—	5,078,052
Multifactor Emerging Markets ETF	83,876	2,287,912	52	(154,613)	(2,334)	43,812	—	—	2,174,829
Multifactor Mid Cap ETF	138,853	8,187,524	170	(899,306)	471,524	207,473	—	—	7,967,385
Multifactor Small Cap ETF	164,180	6,428,248	338	(425,888)	192,579	128,937	—	—	6,324,214
Select Bond	24,964,010	305,703,293	700,906	(13,236,780)	(2,367,661)	1,279,162	—	—	292,078,920
Strategic Equity Allocation	2,770,412	53,733,556	—	(6,594,253)	239,904	4,011,931	—	—	51,391,138
					$(1,545,296)	$7,395,901	$1,334,276	—	$559,881,490
Managed Volatility Growth Portfolio
Blue Chip Growth	7,510,330	$226,717,410	—	$(24,576,966)	$(7,727,102)	$38,031,375	—	—	$232,444,717
Bond	30,298,578	403,801,730	$8,735,845	—	—	(5,021,695)	$4,463,168	—	407,515,880
Core Bond	12,696,161	140,608,264	2,196,983	—	—	(862,168)	—	—	141,943,079
Emerging Markets Equity	25,376,330	229,148,260	—	—	—	5,582,793	—	—	234,731,053
Equity Income	22,682,418	321,158,961	—	(19,486,532)	(2,686,952)	29,909,589	—	—	328,895,066
Fundamental Large Cap Core	5,422,228	377,661,811	—	(16,891,907)	6,892,558	19,430,425	—	—	387,092,887
John Hancock Collateral Trust	4,720,080	47,847,586	60,490,872	(61,137,255)	7,498	(20,177)	686,831	—	47,188,524
Mid Cap Growth	9,455,369	92,980,886	—	(7,580,006)	(11,391,744)	20,639,106	—	—	94,648,242
Mid Value	11,261,445	119,394,539	—	(9,979,213)	(325,171)	13,321,754	—	—	122,411,909
Multifactor Developed International ETF	6,486,488	214,987,425	—	(3,633,584)	846,202	11,778,388	—	—	223,978,431
Multifactor Emerging Markets ETF	4,801,276	122,096,449	—	—	—	2,396,317	—	—	124,492,766
Multifactor Mid Cap ETF	2,288,134	126,669,891	3,688	(6,471,800)	2,444,173	8,647,177	—	—	131,293,129
Multifactor Small Cap ETF	3,204,250	117,767,348	165,827	(795,823)	252,902	6,037,456	—	—	123,427,710
Select Bond	89,401,536	1,034,636,680	14,781,879	—	—	(3,420,585)	—	—	1,045,997,974

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Dynamic Growth	2,401,395	$37,394,654	—	$(4,383,612)	$(296,584)	$6,476,316	—	—	$39,190,774
Small Cap Value	5,624,845	77,005,105	$220,424	—	—	2,253,528	—	—	79,479,057
Strategic Equity Allocation	95,918,637	1,737,439,131	—	(101,202,450)	6,977,183	136,076,856	—	—	1,779,290,720
					$(5,007,037)	$291,256,455	$5,149,999	—	$5,544,021,918
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,057,772	$33,409,117	—	$(5,079,531)	$(2,216,117)	$6,624,587	—	—	$32,738,056
Bond	12,793,693	175,209,345	$2,394,371	(3,359,101)	(405,751)	(1,763,691)	$1,909,218	—	172,075,173
Core Bond	5,358,254	60,946,283	210,573	(874,099)	(150,738)	(226,737)	—	—	59,905,282
Emerging Markets Equity	2,511,060	23,550,461	—	(885,619)	(30,695)	593,159	—	—	23,227,306
Equity Income	3,399,610	49,834,688	—	(4,667,781)	(118,259)	4,245,697	—	—	49,294,345
Fundamental Large Cap Core	680,834	49,132,558	—	(3,893,308)	1,188,369	2,177,103	—	—	48,604,722
John Hancock Collateral Trust	898,759	9,059,317	7,672,059	(7,743,647)	2,500	(4,976)	131,313	—	8,985,253
Mid Cap Growth	1,035,332	10,508,416	—	(1,177,159)	(1,492,612)	2,525,032	—	—	10,363,677
Mid Value	1,245,916	13,651,067	—	(1,563,156)	232,627	1,222,570	—	—	13,543,108
Multifactor Developed International ETF	301,460	10,499,690	134	(685,478)	146,723	448,345	—	—	10,409,414
Multifactor Emerging Markets ETF	388,914	10,198,498	180	(310,377)	18,288	177,601	—	—	10,084,190
Multifactor Mid Cap ETF	150,671	8,616,177	327	(704,989)	260,408	473,579	—	—	8,645,502
Multifactor Small Cap ETF	186,164	7,068,966	93,365	(358,880)	103,704	263,882	—	—	7,171,037
Select Bond	37,585,151	447,589,842	1,268,499	(7,594,333)	(1,323,281)	(194,455)	—	—	439,746,272
Small Cap Dynamic Growth	288,649	4,724,031	11,049	(783,424)	(63,131)	822,221	—	—	4,710,746
Small Cap Value	715,117	10,141,821	30,548	(358,635)	40,509	250,364	—	—	10,104,607
Strategic Equity Allocation	11,130,927	208,987,502	—	(19,380,713)	(749,702)	17,621,613	—	—	206,478,700
					$(4,557,158)	$35,255,894	$2,040,531	—	$1,116,087,390
Mid Cap Growth Trust
John Hancock Collateral Trust	803,131	$26,511,135	$53,453,487	$(71,933,176)	$(608)	$(1,613)	$49,124	—	$8,029,225
Mid Cap Index Trust
John Hancock Collateral Trust	6,324,172	$45,902,432	$95,583,181	$(78,244,320)	$3,711	$(19,729)	$498,196	—	$63,225,275
Mid Value Trust
John Hancock Collateral Trust	830,414	$254,631	$17,752,650	$(9,702,581)	$(524)	$(2,199)	$819	—	$8,301,977
Opportunistic Fixed Income Trust
John Hancock Collateral Trust	115,396	$1,891,256	$2,467,071	$(3,204,495)	$102	$(272)	$2,973	—	$1,153,662
Science & Technology Trust
John Hancock Collateral Trust	736,435	$10,568,415	$27,179,057	$(30,384,538)	$996	$(1,499)	$18,199	—	$7,362,431
Select Bond Trust
John Hancock Collateral Trust	1,819,014	$29,772,485	$438,715,951	$(450,294,191)	$(4,644)	$(4,194)	$874,479	—	$18,185,407
Short Term Government Income Trust
John Hancock Collateral Trust	79,441	$1,387,336	$44,598,529	$(45,191,498)	$14	$(175)	$31,491	—	$794,206

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Index Trust
John Hancock Collateral Trust	2,489,569	$32,071,162	$45,422,722	$(52,599,146)	$6,451	$(11,968)	$300,005	—	$24,889,221
Small Cap Opportunities Trust
John Hancock Collateral Trust	4,425	—	$800,128	$(755,868)	$(5)	$(12)	$592	—	$44,243
Small Cap Stock Trust
John Hancock Collateral Trust	51,121	$3,421,696	$25,186,611	$(28,097,311)	$(80)	$157	$2,787	—	$511,073
Small Cap Value Trust
John Hancock Collateral Trust	8,017	$6,047,636	$11,557,650	$(17,525,771)	$643	$(11)	$899	—	$80,147
Small Company Value Trust
John Hancock Collateral Trust	187,244	$719,443	$7,876,163	$(6,723,286)	$29	$(395)	$2,131	—	$1,871,954
Strategic Equity Allocation Trust
John Hancock Collateral Trust	35,547,032	$288,736,220	$513,284,818	$(446,556,865)	$35,786	$(122,058)	$3,619,593	—	$355,377,901
Strategic Income Opportunities Trust
John Hancock Collateral Trust	1,315,035	$14,208,187	$32,235,354	$(33,292,592)	$(592)	$(3,426)	$174,343	—	$13,146,931
Total Bond Market Trust
John Hancock Collateral Trust	661,036	$5,599,037	$36,559,486	$(35,547,907)	$(327)	$(1,650)	$87,870	—	$6,608,639
Total Stock Market Index Trust
John Hancock Collateral Trust	2,216,932	$41,161,671	$89,482,365	$(108,470,243)	$3,112	$(13,346)	$532,310	—	$22,163,559
Ultra Short Term Bond Trust
John Hancock Collateral Trust	998,346	$7,157,765	$97,703,143	$(94,878,100)	$820	$(2,759)	$108,898	—	$9,980,869
Investment in affiliates of advisor. Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	62,100	$1,372,241	—	—	—	$178,712	$15,604	—	$1,550,953
Restricted securities. The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at March 31, 2024:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	2,768
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$2,934
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.3%	$2,112,249
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.3%	1,939,118
								$4,051,367
[1]	Less than 0.05%.
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios), Managed Volatility Balanced Portfolio, Managed Volatility Conservative Portfolio, Managed Volatility Growth Portfolio and Managed Volatility Moderate Portfolio (collectively, the Managed Volatility Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios and Managed Volatility Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
For additional information on the portfolios' significant accounting policies and risks, please refer to the portfolios' most recent semiannual or annual shareholder report and prospectus.